Unique ID  Seller /  Customer  Borrower  Overall  Final   Credit Exception(s)                                                                               Credit Comment(s)                                                                                               Final       Compliance Exception(s)                                                                                                                                                                                                                                                                               Compliance Comment(s)                                                                                                                                                             DBRS Final  Fitch Final Subject  Fees      Document   State Origination  Purpose at    Occupancy   Originator Original   Unpaid     Originator   Due
           Servicer  Loan      Last Name Event    Credit                                                                                                                                                                                                                    Compliance                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          Compliance  Compliance  to High  Captured  Used for         Date         Origination   at                     Principal  Principal  Loan         Diligence
           Loan      Number              Level    Event                                                                                                                                                                                                                     Event                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Grade       Grade       Cost     for       Testing                                     Origination            Balance    Balance    Designation  Loan
           Number                        Grade                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          Lending  Testing                                                                                                         Designation

3097903862 XXX       XXX       XXX       2                                                                                                                                                                                                                                  2           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2                                                                                                                                                                                               B           B           Yes      Yes       Final HUD1 NY    7/XX/2004    Purchase      Primary     XXX        $XXX
3447234752 XXX       XXX       XXX       2                                                                                                                                                                                                                                  2           *** (OPEN) South Carolina Home Loan (Complaint Agency Disclosure Not Provided): South Carolina Home Loan: Borrower not provided with a document specifying the agency designated to receive complaints or inquiries about the origination and making of the loan. - EV2                                                                                                                                                                                                                 B           B           Yes      Yes       Final HUD1 SC    12/XX/2006   Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                        *** (OPEN) Federal FACTA Disclosure: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV1
2863416246 XXX       XXX       XXX       1                                                                                                                                                                                                                                  1                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                   A           A           No       Yes       Final HUD1 NY    10/XX/2007   Purchase      Primary     XXX        $XXX
3421137672 XXX       XXX       XXX       2                                                                                                                                                                                                                                  2           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2                                                                                                                                                                                               B           B           Yes      Yes       Final HUD1 CA    7/XX/2008    Purchase      Primary     XXX        $XXX
2800824532 XXX       XXX       XXX       3                                                                                                                                                                                                                                  3           *** (OPEN_UNABLE_TO_CLEAR) Missing Final HUD-1: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3                                                                                                                                                                                                                                                                                             D           D           Yes      No        Missing    CA    3/XX/2008    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                        *** (WAIVED) (Missing Data) Application Date: No evidence of application date located in file. Compliance tests were run using an application date of  2/XX/2008 which is 30 days prior to the note date. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act:  Actual Date(s) on Notice of Right to Rescind occurs prior to expected date(s). - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 3/XX/2008 12:00:00 AM, prior to three (3) business days from transaction date of 3/XX/2008 12:00:00 AM. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Federal FACTA Disclosure: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV1
3122335204 XXX       XXX       XXX       2                                                                                                                                                                                                                                  2           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2                                                                                                                                                                                                                                                                                                                                                                   B           B           Yes      Yes       Final HUD1 NY    2/XX/2007    Refinance     Primary     XXX        $XXX
3273966942 XXX       XXX       XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV1                                                                                                                                                             2           *** (OPEN) (Doc Error) Initial GFE not provided - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                   B           B           No       Yes       Final HUD1 TX    9/XX/1998    Construction- Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Permanent
2987495288 XXX       XXX       XXX       2                                                                                                                                                                                                                                  2           *** (OPEN) RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet. - EV2                                                                                                                                                                                                                                                                                                                                  B           B           Yes      Yes       Final HUD1 NJ    7/XX/2011    Purchase      Primary     XXX        $XXX
3117434159 XXX       XXX       XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV1                                                                                                                                                             2           *** (OPEN) Initial Loan Application Status Test: No evidence of application date located in file.  Compliance tests were run using an application date of 7/XX/2010 which is the consummation date.  A 1 month lookback was used to determine this application date. - EV2                                                                                                                                                                                                              B           B           Yes      Yes       Final HUD1 CA    7/XX/2010    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                        *** (OPEN) RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: RESPA: Initial GFE not provided to Borrower(s) within three (3) business days of Application Date. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) TIL-MDIA 7-day Waiting Period - Initial TIL Less than 7 days from Consummation: Truth in Lending Act (Early TIL Disclosure):  Initial TIL was not delivered to the borrower at least seven (7) business days prior to note date. - EV2
2928576446 XXX       XXX       XXX       2                *** (CLEARED) Mod Error: Mod Effective Datewas not provided - EV1                                                                                                                                                 2           *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act:  Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2                                                                                                                                                                                                                                                                                      B           B           Yes      Yes       Final HUD1 FL    5/XX/2005    Refinance     Primary     XXX        $XXX
3745657856 XXX       XXX       XXX       3                *** (OPEN) Final Title Policy is missing.  No evidence of title was found in file. - EV1                                                                                                                          3           *** (OPEN) Missing Final HUD-1:  Estimated HUD-1 Used For Fee Testing: Missing Final HUD-1:  Estimated HUD-1 used for any applicable Federal, State or Local compliance testing. - EV3                                                                                                                *** (OPEN) Missing Final HUD-1:  Estimated HUD-1 Used For Fee Testing: Missing Final HUD-1:  Estimated HUD-1 used for any applicable Federal, State or Local compliance testing.  D           D           Yes      Yes       Estimated  MA    5/XX/2004    Refinance     Primary     XXX        $XXX
                                                          *** (OPEN) Missing Document: Missing Final 1003 - EV1                                                                                                                                                                         *** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2                                                                                         COMMENT: 2017/XX/11: HUD-1 in file is not executed by borrower nor endorsed by settlement agent; payoff information was not provided.                                                                                        HUD1
                                                                                                                                                                                                                                                                                        *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2
3460472284 XXX       XXX       XXX       3                                                                                                                                                                                                                                  3           *** (OPEN) Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1:  HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing. - EV3                                                                                        *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the       D           D           Yes      Yes       HUD1, not  VA    12/XX/2007   Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                        *** (OPEN) Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates. - EV2                                                                                                                                                                   amount of $XXX.                                                                                                                                                                                                              signed or
                                                                                                                                                                                                                                                                                        *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2                                                                                                     COMMENT: 2017/XX/19: Unable to determine the fee under disclosure due to missing the itemization of amount financed.                                                                                                         stamped
3385393384 XXX       XXX       XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV1                                                                                                                                                             2           *** (OPEN) (Doc Error) Initial GFE not provided - EV2                                                                                                                                                                                                                                                 *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the       B           B           Yes      Yes       Final HUD1 MN    8/XX/2003    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                        *** (OPEN) (Doc Error) TIL Error: Borrower signature not dated. - EV2                                                                                                                                                                                                                                 amount of $XXX.
                                                                                                                                                                                                                                                                                        *** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2                                                                                                                                                                       COMMENT: 2017/XX/28: Unable to determine under disclosure exception due to missing itemization of amount financed.  Payment stream difference.  Note P&I $XXX and Final TIL P&I
                                                                                                                                                                                                                                                                                        *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2                                                                                                                          $XXX.
                                                                                                                                                                                                                                                                                        *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 02/XX/2003. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) TIL APR Tolerance Irregular Transaction: Truth In Lending Act:  Final TIL APR of 2.77800% is underdisclosed from calculated APR of 3.83830% outside of 0.125% tolerance. - EV2
3613468646 XXX       XXX       XXX       2                                                                                                                                                                                                                                  2           *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2                                                                                                     *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the       B           B           Yes      Yes       Final HUD1 IL    8/XX/2001    Purchase      Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              amount of $XXX.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              COMMENT: 2017/XX/21: The Lender's TIL reflects MI dropping off after 213 months, however, the audited TIL indicates MI should drop off after 202 months.  TIL Itemization did not disclose the closing fee of $XXX assignment fee of $XXX and courier fee of $XXX as prepaid finance charges.
3522614920 XXX       XXX       XXX       1                                                                                                                                                                                                                                  1                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                   A           A           No       Yes       Final HUD1 AL    1/XX/2004    Purchase      Primary     XXX        $XXX
3844480118 XXX       XXX       XXX       2                                                                                                                                                                                                                                  2           *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2                                                                                                     *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the       B           B           Yes      Yes       Final HUD1 DE    7/XX/2009    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                        *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2             amount of $XXX.
                                                                                                                                                                                                                                                                                        *** (OPEN) TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form    COMMENT: 2017/XX/25: Unable to determine under disclosure due to missing itemization of amount financed.
                                                                                                                                                                                                                                                                                        should have been used. - EV2
3790863683 XXX       XXX       XXX       2                                                                                                                                                                                                                                  2           *** (OPEN) (Doc Error) Initial GFE not provided - EV2                                                                                                                                                                                                                                                 *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the       B           B           Yes      Yes       Final HUD1 HI    5/XX/2001    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                        *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2                                                                                                     amount of $XXX.
                                                                                                                                                                                                                                                                                        *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2001 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for  COMMENT: 2017/XX/22: Unable to determine reason for under disclosure due to missing TIL Itemization of amount financed.
                                                                                                                                                                                                                                                                                        testing was 03/XX/2001. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act:  Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s). - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 05/XX/2001, prior to three (3) business days from transaction date of 05/XX/2001. - EV2
2928510073 XXX       XXX       XXX       3                *** (OPEN) Missing Document: Missing Final 1003 - EV1                                                                                                                                                             3           *** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3                                                                                                                                                                                                                                                                          D           D           Yes      No        Missing    MA    10/XX/2006   Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                        *** (OPEN) (Doc Error) Initial GFE not provided - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 10/XX/2006 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Massachusetts Home Loan - Borrower's Interest Tangible Net Benefit Worksheet Not in File: Massachusetts Home Loan: No evidence in loan file of document or worksheet indicating how the lender determined that the home loan is in the borrower's interest. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2006 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used
                                                                                                                                                                                                                                                                                        for testing was 04/XX/2006.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV1
3400595371 XXX       XXX       XXX       1                                                                                                                                                                                                                                  1                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                   A           A           Yes      Yes       Final HUD1 MA    3/XX/2005    Refinance     Primary     XXX        $XXX
3604594521 XXX       XXX       XXX       2                                                                                                                                                                                                                                  2           *** (OPEN) (Doc Error) Initial GFE not provided - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                   B           B           Yes      Yes       Final HUD1 CA    3/XX/2008    Refinance     Primary     XXX        $XXX
3273812341 XXX       XXX       XXX       1                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                     1                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                   A           A           Yes      Yes       Final HUD1 NY    3/XX/2003    Refinance     Primary     XXX        $XXX
3788137394 XXX       XXX       XXX       2                                                                                                                                                                                                                                  2           *** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2                                                                                                                                                                                                                                                                                                                                           B           B           Yes      Yes       Final HUD1 GA    6/XX/2005    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                        *** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 05/XX/2005. - EV2
3338753445 XXX       XXX       XXX       3                *** (OPEN) Missing Document: Missing Final 1003 - EV1                                                                                                                                                             3           *** (OPEN) (Missing Doc) Incomplete loan images/file - EV3                                                                                                                                                                                                                                            *** (OPEN) (Missing Doc) Incomplete loan images/file                                                                                                                              D           D                    No        Missing    GA                 UTD           Second Home
                                                                                                                                                                                                                                                                                        *** (OPEN) Missing Document: Note - Subject Lien not provided - EV3                                                                                                                                                                                                                                   COMMENT: 2018/XX/27: File only contains Mortgage and Final Title.  Insufficient documents to complete compliance.
                                                                                                                                                                                                                                                                                        *** (OPEN) Missing Final HUD-1 - EV3
                                                                                                                                                                                                                                                                                        *** (OPEN) (Doc Error) Initial GFE not provided - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) TILA - Final TIL Missing - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV1
3513167306 XXX       XXX       XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV1                                                                                                                                                             2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for                                                                                                                                                                                    B           B           Yes      Yes       Final HUD1 CA    5/XX/2003    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                        testing was 03/XX/2003. - EV2
2771200005 XXX       XXX       XXX       1                                                                                                                                                                                                                                  1                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                   A           A           No       Yes       Final HUD1 TX    12/XX/2007   Purchase      Primary     XXX        $XXX
3140801641 XXX       XXX       XXX       2                                                                                                                                                                                                                                  2           *** (OPEN) (Doc Error) Initial GFE not provided - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                   B           B           No       Yes       Final HUD1 FL    1/XX/1997    Purchase      Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                        *** (OPEN) Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/1996 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 07/XX/1996. - EV2
3140450504 XXX       XXX       XXX       3                *** (OPEN) Missing Document: Appraisal not provided - EV3                                                                                                                                                         3           *** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3                                                                                                                                                                                                                                                                          D           D           Yes      No        Missing    NC    3/XX/2007    UTD           Primary     XXX        $XXX
                                                          *** (OPEN) Missing Document: Credit Report not provided - EV3                                                                                                                                                                 *** (OPEN) (Doc Error) Initial GFE not provided - EV2
                                                          *** (OPEN) The Loan Purpose cannot be determined based on the documents in the loan file. Loan                                                                                                                                *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 03/XX/2007 used as disbursement date for compliance testing. - EV2
                                                          purpose of Cash Out Refinance was used to perform all applicable compliance testing. - EV3                                                                                                                                    *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                          *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following                                                                                                                                 *** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2007 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used
                                                          clauses: - EV2                                                                                                                                                                                                                for testing was 09/XX/2006.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2
                                                          *** (OPEN) Missing Document: Missing Final 1003 - EV1                                                                                                                                                                         *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
2768994591 XXX       XXX       XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV1                                                                                                                                                             2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2005 which is 0 months prior to consummation. A lookback was performed to determine this application date.  The final date used for                                                                                                                                                                                    B           B           Yes      Yes       Final HUD1 MN    2/XX/2005    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                        testing was 02/XX/2005. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
3466939357 XXX       XXX       XXX       3                *** (OPEN) Missing Document: Missing Final 1003 - EV1                                                                                                                                                             3           *** (OPEN) Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1:  HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing. - EV3                                                                                                                                                                                                                                                                          D           D           Yes      Yes       HUD1, not  WA    3/XX/2008    Refinance     Primary     XXX        $XXX
                                                                                                                                                                      *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2008 which is 0 months prior to consummation. A lookback was performed to determine this application date.  The final date used for                                                                                                                                                                                                                               signed or
                                                                                                                                                                                                                                                                                        testing was 03/XX/2008. - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      stamped
                                                                                                                                                                                                                                                                                        *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
3212567107 XXX       XXX       XXX       2                                                                                                                                                                                                                                  2           *** (OPEN) (Doc Error) Initial GFE not provided - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                   B           B           Yes      Yes       Final HUD1 GA    8/XX/2004    Purchase      Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                        *** (OPEN) ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 02/XX/2004. - EV2
3175882508 XXX       XXX       XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV1                                                                                                                                                             2           *** (OPEN) Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinance by a creditor that is not considered the original creditor. The H-9 form was used, the H-8 form                                                                                                                                                                                       B           B           Yes      Yes       Final HUD1 CA    8/XX/2007    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                        should have been used. - EV2
3322190469 XXX       XXX       XXX       2                                                                                                                                                                                                                                  2           *** (OPEN) ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM. - EV2                                                                                                                                                                                                                                                  B           B           Yes      Yes       Final HUD1 CA    12/XX/2007   Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                        *** (OPEN) CHARM Booklet Disclosure Prior to Closing Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/XX/2007. - EV2
3461520109 XXX       XXX       XXX       1                                                                                                                                                                                                                                  1                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                   A           A           No       Yes       Final HUD1 FL    4/XX/2006    Purchase      Primary     XXX        $XXX
3649204692 XXX       XXX       XXX       3                *** (OPEN) Missing Document: Missing Final 1003 - EV1                                                                                                                                                             3           *** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3                                                                                                                                                                                                                                                                          D           D           Yes      No        Missing    RI    6/XX/2007    Refinance     Primary     XXX        $XXX
                                                          *** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV1                                                                                                                                          *** (OPEN) Rhode Island Home Loan (High Cost Analysis Not In File): Rhode Island Home Loan:  Loan file did not contain record(s) documenting high-cost home loan analysis. - EV3
                                                                                                                                                                                                                                                                                        *** (OPEN) Rhode Island Home Loan (Prohibited Acts and Practices Regarding High-Cost Home Loans Disclosure Not Provided): Rhode Island Home Loan: Prohibited Acts and Practices Regarding High-Cost Home Loans disclosure not provided. - EV3
                                                                                                                                                                                                                                                                                        *** (OPEN) Rhode Island Home Loan (Prohibited Acts and Practices Regarding Home Loans Disclosure Not Provided): Rhode Island Home Loan: Prohibited Acts and Practices Regarding Home Loans disclosure not provided. - EV3
                                                                                                                                                                                                                                                                                        *** (OPEN) Rhode Island Home Loan (Tangible Net Benefit Disclosure Not Provided): Rhode Island Home Loan:  Tangible Net Benefit Disclosure not provided to borrower for refinance within 60 months. - EV3
                                                                                                                                                                                                                                                                                        *** (OPEN) Rhode Island Tangible Net Benefit Testing: Rhode Island Home Loan: Unable to determine if refinance of existing home loan consummated within the past sixty months was made without a tangible net benefit to the borrower due to missing prior loan information. - EV3
                                                                                                                                                                                                                                                                                        *** (OPEN) (Doc Error) Initial GFE not provided - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 06/XX/2007 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2007 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
3623485631 XXX       XXX       XXX       3                *** (OPEN) Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report                                                                                                                    3           *** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3                                                                                                                                                                                                                                                                          D           D           Yes      No        Missing    OR    11/XX/2011   Refinance     Primary     XXX        $XXX
                                                          Date: 11/XX/2011 - EV3                                                                                                                                                                                                        *** (OPEN) (Doc Error) Initial GFE not provided - EV2
                                                          *** (OPEN) Missing Document: Credit Report not provided - EV3                                                                                                                                                                 *** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of 11/XX/2011 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) RESPA (2010) - Written Service Provider List Missing: Unable to determine if the borrower received a list of service providers due to missing information. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) RESPA -  Initial GFE Missing: RESPA: Initial GFE not provided to Borrower(s). - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) TIL-MDIA - Initial TIL Missing: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not provided to the borrower. - EV2
3599808235 XXX       XXX       XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV1                                                                                                                                                             2           *** (OPEN) (Doc Error) TIL Error: Final TIL not signed by all required parties - EV2                                                                                                                                                                                                                  *** (OPEN) (Doc Error) TIL Error: Final TIL not signed by all required parties                                                                                                    B           B           Yes      Yes       Final HUD1 CA    5/XX/2007    Purchase      Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                        *** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2                                                                                                                                           COMMENT: 2019/XX/07: TIL appears to be final but not signed nor initialed by borrower
                                                                                                                                                                                                                                                                                        *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for  *** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
                                                                                                                                                                                                                                                                                        testing was 04/XX/2007. - EV2                                                                                                                                                                                                                                                                         COMMENT: 2019/XX/07: TIL in file indicated to be final, expected funding date same as disbursement and/or note date but is not signed or dated by borrower so cannot confirm that
                                                                                                                                                                                                                                                                                        *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application    borrower received.
                                                                                                                                                                                                                                                                                        due to missing information. - EV2
2921428165 XXX       XXX       XXX       1                                                                                                                                                                                                                                  1                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                   A           A           Yes      Yes       Final HUD1 CT    7/XX/2006    Refinance     Primary     XXX        $XXX
3022178039 XXX       XXX       XXX       3                *** (OPEN) Missing Document: Appraisal not provided - EV3                                                                                                                                                         3           *** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3                                                                                                                                                                                                                                                                          D           D           Yes      No        Missing    NC    1/XX/2004    Refinance     Primary     XXX        $XXX
                                                          *** (OPEN) Missing Document: Credit Report not provided - EV3                                                                                                                                                                 *** (OPEN) (Doc Error) Initial GFE not provided - EV2
                                                          *** (OPEN) Missing Document: Missing Final 1003 - EV1                                                                                                                                                                         *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 01/XX/2004 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2003 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used
                                                                                                                                                                                                                                                                                        for testing was 07/XX/2003.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
2939818103 XXX       XXX       XXX       2                *** (OPEN) Missing Document: Credit Report not provided - EV3                                                                                                                                                     2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for                                                                                                                                                                                    B           B           Yes      Yes       Final HUD1 CT    6/XX/2003    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                        testing was 12/XX/2002. - EV2
3442783312 XXX       XXX       XXX       2                *** (OPEN) Incorrect Appraisal Form type: Appraisal Form 1073/465 used for incorrect Subject      *** (OPEN) Incorrect Appraisal Form type: Appraisal Form 1073/465 used for incorrect Subject property type.:    2           *** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2                                                                                                                                                                                                                                                                                                                                                               B           B           Yes      Yes       Final HUD1 GA    3/XX/2007    Refinance     Primary     XXX        $XXX
                                                          property type.: Valuation Type: Appraisal / Valuation Report Date: 03/XX/2007 - EV2               Valuation Type: Appraisal / Valuation Report Date: 03/XX/2007                                                               *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                            COMMENT: 2019/XX/02: appraisal has type as townhome                                                                         *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements - EV2
3540571769 XXX       XXX       XXX       2                                                                                                                                                                                                                                  2           *** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2                                                                                                                                                                                                                                                                                         B           B           Yes      Yes       Final HUD1 MD    11/XX/2007   Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                        *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/XX/2007. - EV2
3786382698 XXX       XXX       XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV1                                                                                                                                                             2           *** (OPEN) Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates. - EV2                                                                                                                                                                                                                                                                                                                                                     B           B           Yes      Yes       Final HUD1 AL    4/XX/2006    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                        *** (OPEN) Miscellaneous Compliance:  Evidence of Disbursement Date Not in File. Disbursement date used to perform compliance tests determined based on first payment date. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 04/XX/2006, prior to three (3) business days from transaction date of 04/XX/2006. - EV2
3281753406 XXX       XXX       XXX       2                *** (OPEN) Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report                                                                                                                    2           *** (OPEN) (Doc Error) GFE Error: There is no evidence that the interest rate was locked prior to closing - EV2                                                                                                                                                                                                                                                                                                                                                                         B           B           Yes      Yes       Final HUD1 NJ    12/XX/2011   Refinance     Primary     XXX        $XXX
                                                          Date: 12/XX/2011 - EV3                                                                                                                                                                                                        *** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2011 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 06/XX/2011. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
3156661356 XXX       XXX       XXX       2                                                                                                                                                                                                                                  2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for                                                                                                                                                                                    B           B           Yes      Yes       Final HUD1 TX    4/XX/2003    Purchase      Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                        testing was 02/XX/2003. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
3170300348 XXX       XXX       XXX       3                *** (CLEARED) Final Title Policy is missing. No evidence of title in file. - EV1                                                                                                                                  3           *** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3                                                                                                                                                                                                                                                                          D           D           Yes      No        Missing    CA    7/XX/2007    UTD           Primary     XXX        $XXX
                                                          *** (OPEN) Missing Document: Missing Final 1003 - EV1                                                                                                                                                                         *** (OPEN) (Doc Error) Initial GFE not provided - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 07/XX/2007 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2007 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
3459332552 XXX       XXX       XXX       3                                                                                                                                                                                                                                  3           *** (OPEN) Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1:  HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing. - EV3                                                                                                                                                                                                                                                                          D           D           Yes      Yes       HUD1, not  TN    4/XX/2007    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                        *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2                                                                                                                                                                                                                                                  signed or
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           stamped
2809546252 XXX       XXX       XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV1                                                                                                                                                             2           *** (OPEN) Wisconsin Prepayment Penalty: Wisconsin Prepayment Penalty:  First lien loan contains an impermissible prepayment penalty; however Note or Prepay Addendum provides specific language that prepay will not exceed maximum permitted by applicable law. - EV2                                                                                                                                                                                                                 B           B           Yes      Yes       Final HUD1 WI    8/XX/2008    Refinance     Primary     XXX        $XXX
                                                          *** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV1
3044078874 XXX       XXX       XXX       1                                                                                                                                                                                                                                  1                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                   A           A           Yes      Yes       Final HUD1 LA    1/XX/2008    Refinance     Primary     XXX        $XXX
3275295898 XXX       XXX       XXX       2                                                                                                                                                                                                                                  2           *** (OPEN) ARM Disclosure Compliant: TIL variable rate disclosure: ARM loan program disclosure does not match terms of loan. - EV2                                                                                                                                                                                                                                                                                                                                                      B           B           Yes      Yes       Final HUD1 CO    11/XX/2004   Refinance     Primary     XXX        $XXX
2938687776 XXX       XXX       XXX       3                                                                                                                                                                                                                                  3           *** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3                                                                                                                                                                                                                                                                          D           D           No       No        Missing    FL    10/XX/1998   Purchase      Investment  XXX        $XXX
                                                                                                                                                                                                                                                                                        *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 10/XX/1998 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/1998 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2
2837672977 XXX       XXX       XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                     2           *** (OPEN) (Doc Error) Initial GFE not provided - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                   B           B           Yes      Yes       Final HUD1 FL    9/XX/2004    Refinance     Primary     XXX        $XXX
                                                          *** (OPEN) Missing Document: Missing Final 1003 - EV1                                                                                                                                                                         *** (OPEN) ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
3131054771 XXX       XXX       XXX       2                                                                                                                                                                                                                                  2           *** (OPEN) ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information. - EV2                                                                                                                                      *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the       B           B           Yes      Yes       Final HUD1 NY    8/XX/1999    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                        *** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2                                                                                                                                               amount of $XXX.
                                                                                                                                                                                                                                                                                        *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2                                                                                                     COMMENT: 2020/XX/22: Approval indicates the Index used was XXX%. The closest Index available in our look-back period isXXX%.
                                                                                                                                                                                                                                                                                        *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/1999 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
3563696188 XXX       XXX       XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV1                                                                                                                                                             2           *** (OPEN) (Doc Error) Initial GFE not provided - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                   B           B           Yes      Yes       Final HUD1 SC    5/XX/2000    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                        *** (OPEN) ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2000 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
3283576777 XXX       XXX       XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV1                                                                                                                                                             2           *** (OPEN) ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2                                                                                                                                                                                                                                                                                                                                                    B           B           No       Yes       Final HUD1 NC    6/XX/2000    Purchase      UTD         XXX        $XXX
                                                                                                                                                                                                                                                                                        *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2000 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2
2947780397 XXX       XXX       XXX       2                *** (OPEN) Missing Document: FHA Case Number Assignment not provided - EV3                                                                                                                                        2           *** (OPEN) FHA Case Number Assignment Date Missing: FHA Case # Assignment Date missing.  Creditor application date used as FHA case # assignment date for purposes of any applicable compliance testing. - EV2                                                                                                                                                                                                                                                                          B           B           No       Yes       Final HUD1 PA    6/XX/2001    Purchase      Primary     XXX        $XXX
                                                          *** (OPEN) Missing Document: FHA Mortgage Insurance Certificate not provided - EV3
3146818297 XXX       XXX       XXX       2                                                                                                                                                                                                                                  2           *** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing. - EV2                                                                                                                                                                                                                                                    B           B           Yes      Yes       Final HUD1 NY    7/XX/2007    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                        *** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi (Circuit 2, 5, 7, 8, 9, 10 or DC): Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. (H-8 Form was used and property is in the 2 nd, 5 th, 7 th, 8 th, 9 th,
                                                                                                                                                                                                                                                                                        10 th, or District of Columbia) - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2007 which is 0 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) New York Late Charge Percent Testing: New York Late Charge: Note late charge percent of 5.00000% exceeds the state maximum of 2%. - EV2
3513907687 XXX       XXX       XXX       3                *** (OPEN) Missing Document: Missing Final 1003 - EV1                                                                                                                                                             3           *** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3                                                                                                                                                                                                                                                                          D           D           Yes      No        Missing    NY    6/XX/1999    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                        *** (OPEN) (Doc Error) Initial GFE not provided - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 06/XX/1999 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/1999 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
2961699969 XXX       XXX       XXX       2                                                                                                                                                                                                                                  2           *** (OPEN) ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2                                                                                                                                                                  *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the       B           B           Yes      Yes       Final HUD1 FL    4/XX/2007    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                        *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2                                                                                                                          amount of $XXX.
                                                                                                                                                                                                                                                                                        *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2                                                                                                     COMMENT: 2020/XX/21: Unable to determine under disclosure due to missing itemization of amount financed.
                                                                                                                                                                                                                                                                                        *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
3491431972 XXX       XXX       XXX       2                                                                                                                                                                                                                                  2           *** (OPEN) CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application. - EV2                                                                                                                                                                                                                                                                       B           B           Yes      Yes       Final HUD1 WA    11/XX/2007   Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                        *** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2
3074888814 XXX       XXX       XXX       2                                                                                                                                                                                                                                  2           *** (OPEN) RESPA (2010) - Written Service Provider List Missing: RESPA (2010):  Borrower not provided with list of service providers. - EV2                                                                                                                                                                                                                                                                                                                                             B           B           No       Yes       Final HUD1 FL    8/XX/2013    Refinance     Second Home XXX        $XXX
                                                                                                                                                                                                                                                                                        *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement to applicant within three (3) business days of application. - EV2
2940993344 XXX       XXX       XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                     2           *** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi (Circuit 2, 5, 7, 8, 9, 10 or DC): Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. (H-8 Form was used and property is in the 2 nd, 5 th, 7 th, 8 th, 9 th,                                                                                                                                                                                     B           B           Yes      Yes       Final HUD1 IN    6/XX/1999    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                        10 th, or District of Columbia) - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/1999 which is 0 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 06/XX/1999, prior to three (3) business days from transaction date of 06/XX/1999. - EV2
3126670095 XXX       XXX       XXX       3                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                     3           *** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3                                                                                                                                                                                                                                                                          D           D           Yes      No        Missing    TX    5/XX/2006    Purchase      Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                        *** (OPEN) (Doc Error) Initial GFE not provided - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 05/XX/2006 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Initial TIL not provided - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2006 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
2858706848 XXX       XXX       XXX       2                                                                                                                                                                                                                                  2           *** (OPEN) ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information. - EV2                                                                                                                                                                                                                                                                                                                        B           B           No       Yes       Final HUD1 OK    1/XX/2003    Purchase      Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                        *** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
3616935143 XXX       XXX       XXX       2                                                                                                                                                                                                                                  2           *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2                                                                                                     *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the       B           B           No       Yes       Final HUD1 TX    4/XX/1997    Purchase      Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              amount of $XXX.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              COMMENT: 2020/XX/24: Under disclosure due to lender did not include $XXX copy fee, $XXX settlement fee or $XXX courier fee as prepaid finance charges.
2903533625 XXX       XXX       XXX       1                                                                                                                                                                                                                                  1                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                   A           A           Yes      Yes       Final HUD1 AL    5/XX/2007    Refinance     Primary     XXX        $XXX
3519538412 XXX       XXX       XXX       1                                                                                                                                                                                                                                  1                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                   A           A           Yes      Yes       Final HUD1 CA    1/XX/2007    Refinance     Primary     XXX        $XXX
3801936949 XXX       XXX       XXX       2                                                                                                                                                                                                                                  2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2                                                                                                                                                                                                       B           B           Yes      Yes       Final HUD1 UT    1/XX/2003    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                        *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 01/XX/2003, prior to three (3) business days from transaction date of 01/XX/2003. - EV2
3168484538 XXX       XXX       XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV1                                                                                                                                                             2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 12/XX/2006 used as disbursement date for compliance testing. - EV2                                                                               *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the       B           B           Yes      Yes       Final HUD1 MD    12/XX/2006   Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                        *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2                                                                                                     amount of $XXX.
                                                                                                                                                                                                                                                                                        *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2                     COMMENT: 2020/XX/21: Unable to determine the under disclosure due to missing Itemization of Amount Financed.
                                                                                                                                                                                                                                                                                        *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 12/XX/2006, prior to three (3) business days from transaction date of 12/XX/2006. - EV2
3611908851 XXX       XXX       XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV1                                                                                                                                                             2           *** (OPEN) (Doc Error) Initial GFE not provided - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                   B           B           Yes      Yes       Final HUD1 OH    11/XX/2006   Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                        *** (OPEN) ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Ohio Standard Prepayment Penalty SMLA: Ohio Prepayment Penalty: Prepayment penalty not permissible on a refinance. (applies only to Second Mortgage Loan Act registrants)  Prepay language states prepay will not exceed maximum permitted by applicable law. - EV2
3268074552 XXX       XXX       XXX       1                                                                                                                                                                                                                                  1                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                   A           A           No       Yes       Final HUD1 MD    12/XX/2010   Refinance     Investment  XXX        $XXX
3781193058 XXX       XXX       XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV1                                                                                                                                                             2           *** (OPEN) (Doc Error) Initial GFE not provided - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                   B           B           Yes      Yes       Final HUD1 CT    7/XX/2011    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                        *** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi (Circuit 2, 5, 7, 8, 9, 10 or DC): Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. (H-8 Form was used and property is in the 2 nd, 5 th, 7 th, 8 th, 9 th,
                                                                                                                                                                                                                                                                                        10 th, or District of Columbia) - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2011 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) RESPA (2010) - Written Service Provider List Missing: RESPA (2010):  Borrower not provided with list of service providers. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) RESPA -  Initial Escrow Account Statement Missing: RESPA: Initial escrow account statement was not provided to the borrower. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) RESPA -  Initial GFE Missing: RESPA: Initial GFE not provided to Borrower(s). - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Secure and Fair Enforcement for Mortgage Licensing Act:  Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) TIL-MDIA 7-day Waiting Period - Initial TIL Less than 7 days from Consummation: Truth in Lending Act (Early TIL Disclosure):  Initial TIL was not delivered to the borrower at least seven (7) business days prior to note date. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
2919476189 XXX       XXX       XXX       3                *** (OPEN) Missing Document: Missing Final 1003 - EV1                                                                                                                                                             3           *** (OPEN) Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1:  HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing. - EV3                                                                                        *** (CLEARED) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local         D           D           Yes      Yes       HUD1, not  CA    8/XX/2007    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                        *** (OPEN) (Doc Error) Initial GFE not provided - EV2                                                                                                                                                                                                                                                 compliance testing is unreliable.                                                                                                                                                                                            signed or
                                                                                                                                                                                                                                                                                        *** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2                                                                                                                                                                             COMMENT: 2020/XX/06: Portions of HUD cut off and not legible to capture for testing.                                                                                                                                         stamped
                                                                                                                                                                                                                                                                                        *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
                                                                                                                                                                                                                                                                                        *** (CLEARED) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 08/XX/2007 used as disbursement date for compliance testing. - EV1
                                                                                                                                                                                                                                                                                        *** (CLEARED) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV1
                                                                                                                                                                                                                                                                                        *** (CANCELLED) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2007 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing
                                                                                                                                                                                                                                                                                        HUD-1 or Closing Disclosure, no fees were used in testing. - EV1
3345175278 XXX       XXX       XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV1                                                                                                                                                             2           *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2                                                                                                     *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the       B           B           Yes      Yes       Final HUD1 CA    2/XX/2003    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                        *** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2                                                                                         amount of $XXX.
                                                                                                                                                                                                                                                                                        *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2             COMMENT: 2020/XX/21: Unable to determine under disclosure due TIL Itemization missing break down of prepaid Items.
3590872053 XXX       XXX       XXX       2                                                                                                                                                                                                                                  2           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower. - EV2                                                                                                                                                                                                                                                                                         B           B           Yes      Yes       Final HUD1 NC    9/XX/2007    Refinance     Primary     XXX        $XXX
3737439366 XXX       XXX       XXX       2                                                                                                                                                                                                                                  2           *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2                                                                                                     *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the       B           B           Yes      Yes       Final HUD1 NJ    10/XX/2002   Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                        *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2                     amount of $XXX.
                                                                                                                                                                                                                                                                                        *** (OPEN) New Jersey Prepayment Penalty: New Jersey Prepayment Penalty: No prepayment penalties are permissible in the state of New Jersey. Prepay language states prepay will not exceed maximum permitted by applicable law. - EV2                                                                 COMMENT: 2020/XX/21: TIL Itemization did not disclose Notice of Settlement fee of $XXX or MERS fee of $XXX as Prepaid Finance Charges.
2961434121 XXX       XXX       XXX       2                                                                                                                                                                                                                                  2           *** (OPEN) (Doc Error) Initial GFE not provided - EV2                                                                                                                                                                                                                                                 *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the       B           B           Yes      Yes       Final HUD1 SC    9/XX/2007    Construction- Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                        *** (OPEN) Construction Addendum/Allonge Incomplete Test: Construction to Perm Incomplete Note - Construction Phase Addendum/Rider or Construction Loan Agreement or other source documentation containing construction phase loan terms not in file.  Compliance testing performed based on terms of amount of $XXX.                                                                                                                                                                                                                                            Permanent
                                                                                                                                                                                                                                                                                        permanent financing only. - EV2                                                                                                                                                                                                                                                                       COMMENT: 2020/XX/21: Unable to determine due to missing itemization of amount financed.
                                                                                                                                                                                                                                                                                        *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 09/XX/2007 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) South Carolina Home Loan (Complaint Agency Disclosure Not Provided): South Carolina Home Loan: Borrower not provided with a document specifying the agency designated to receive complaints or inquiries about the origination and making of the loan. - EV2
3532632686 XXX       XXX       XXX       2                                                                                                                                                                                                                                  2           *** (OPEN) ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information. - EV2                                                                                                                                                                                                                                                                                                                        B           B           No       Yes       Final HUD1 PA    5/XX/2006    Purchase      Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                        *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
2821244878 XXX       XXX       XXX       2                                                                                                                                                                                                                                  2           *** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2                                                                                                                                                                                                                                                                           B           B           Yes      Yes       Final HUD1 IN    6/XX/2007    Purchase      Primary     XXX        $XXX
3736162330 XXX       XXX       XXX       2                                                                                                                                                                                                                                  2           *** (OPEN) (Doc Error) TIL Error: Final TIL not signed by all required parties - EV2                                                                                                                                                                                                                  *** (OPEN) (Doc Error) TIL Error: Final TIL not signed by all required parties                                                                                                    B           B           Yes      Yes       Final HUD1 IL    2/XX/2007    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                        *** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2                                                                                                                                                                             COMMENT: 2020/XX/21: TIL appears to be final but not signed nor initialed by borrower.
                                                                                                                                                                                                                                                                                        *** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2                                                                                                                                           *** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
                                                                                                                                                                                                                                                                                        *** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2                                                                                         COMMENT: 2020/XX/21: TIL in file indicated to be final, expected funding date same as disbursement and/or note date but is not signed or
                                                                                                                                                                                                                                                                                        *** (OPEN) Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements. - EV2                                                                                                                             dated by borrower so cannot confirm that borrower received.
3151084168 XXX       XXX       XXX       2                                                                                                                                                                                                                                  2           *** (OPEN) ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information. - EV2                                                                                                                                                                                                                                                                                                                        B           B           Yes      Yes       Final HUD1 MI    5/XX/2005    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                        *** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Michigan Consumer Caution and Home Ownership Counseling Notice Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Michigan Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided Timely): Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
2825039664 XXX       XXX       XXX       2                                                                                                                                                                                                                                  2           *** (OPEN) ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM. - EV2                                                                                                                                                                                                                                                  B           B           Yes      Yes       Final HUD1 MI    6/XX/2004    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                        *** (OPEN) Michigan Consumer Caution and Home Ownership Counseling Notice Not Provided Timely: Michigan Consumer Mortgage Protection Act:  Consumer Caution and Home Ownership Counseling Notice not provided to borrower at the time of application. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Michigan Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided Timely): Michigan Consumer Mortgage Protection Act:  Borrower Bill of Rights disclosure not provided to borrower at the time of application. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Michigan Consumer Mortgage Protection Act (Counseling Agencies List): Michigan Consumer Mortgage Protection Act:  List of HUD-approved credit counseling agencies not provided to borrower. - EV2
3477729773 XXX       XXX       XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV1                                                                                                                                                             2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 04/XX/2004 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                                                                 B           B           Yes      Yes       Final HUD1 NY    4/XX/2004    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                        *** (OPEN) Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 04/XX/2004, prior to three (3) business days from transaction date of 04/XX/2004. - EV2
3115083279 XXX       XXX       XXX       2                                                                                                                                                                                                                                  2           *** (OPEN) ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information. - EV2                                                                                                                                                                                                                                                                                                                        B           B           Yes      Yes       Final HUD1 CA    10/XX/2005   Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                        *** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
3202579729 XXX       XXX       XXX       3                *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following                                                                                                                     3           *** (OPEN) New Jersey Home Loan (Late Charge): New Jersey Home Loan: Mortgage loan contains an impermissible late charge of greater than 5.0% or a grace period less than 15 days. - EV3                                                                                                                                                                                                                                                                                                C           C           Yes      Yes       Final HUD1 NJ    9/XX/2004    Refinance     Primary     XXX        $XXX
                                                          clauses: - EV2                                                                                                                                                                                                                *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 09/XX/2004 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 09/XX/2004, prior to three (3) business days from transaction date of 09/XX/2004. - EV2
3408070402 XXX       XXX       XXX       2                                                                                                                                                                                                                                  2           *** (OPEN) ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM. - EV2                                                                                                                                                                                                                                                  B           B           Yes      Yes       Final HUD1 IL    5/XX/2005    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                        *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
3421805637 XXX       XXX       XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV1                                                                                                                                                             2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 12/XX/2005 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                                                                 B           B           Yes      Yes       Final HUD1 VA    12/XX/2005   Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                        *** (OPEN) Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 12/XX/2005, prior to three (3) business days from transaction date of 12/XX/2005. - EV2
2875186790 XXX       XXX       XXX       2                                                                                                                                                                                                                                  2           *** (OPEN) Alabama Prepayment Penalty: Alabama Prepayment Penalty: A prepayment penalty is not permitted under the Consumer Credit Act.  Prepay language states prepay will not exceed maximum permitted by applicable law. - EV2                                                                                                                                                                                                                                                       B           B           Yes      Yes       Final HUD1 AL    3/XX/2006    Refinance     Primary     XXX        $XXX
3526302005 XXX       XXX       XXX       2                                                                                                                                                                                                                                  2           *** (OPEN) Connecticut Prepayment Penalty Test: Connecticut Prepayment Penalty: A prepayment penalty is not permissible under the Mortgage Lenders, Correspondent Lenders, Brokers and Loan Originators Act.  Prepay language states prepay will not exceed maximum permitted by applicable law. -                                                                                                                                                                                      B           B           Yes      Yes       Final HUD1 CT    11/XX/2004   Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                        EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
3622878641 XXX       XXX       XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV1                                                                                                                                                             2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 12/XX/2007 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                                                                 B           B           Yes      Yes       Final HUD1 CT    12/XX/2007   Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                        *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 12/XX/2007, prior to three (3) business days from transaction date of 12/XX/2007. - EV2
3637566151 XXX       XXX       XXX       2                *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following                                                                                                                     2           *** (OPEN) (Doc Error) TIL Error: Borrower signature not dated. - EV2                                                                                                                                                                                                                                                                                                                                                                                                                   B           B           Yes      Yes       Final HUD1 NC    10/XX/2006   Refinance     Primary     XXX        $XXX
                                                          clauses: - EV2                                                                                                                                                                                                                *** (OPEN) ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM. - EV2
                                                          *** (OPEN) Missing Document: Missing Final 1003 - EV1                                                                                                                                                                         *** (OPEN) CHARM Booklet Disclosure Prior to Closing Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 10/XX/2006 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 10/XX/2006, prior to three (3) business days from transaction date of 10/XX/2006. - EV2
3597907258 XXX       XXX       XXX       2                                                                                                                                                                                                                                  2           *** (OPEN) ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM. - EV2                                                                                                                                                                                                                                                  B           B           Yes      Yes       Final HUD1 IL    4/XX/2007    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                        *** (OPEN) CHARM Booklet Disclosure Prior to Closing Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Illinois Prepayment Penalty: Illinois Prepayment Penalty (Illinois Interest Act): A prepayment penalty is not permissible on a loan with an interest rate of greater than 8%. Loan contracts for an interest rate of 13.80000%.  Prepay language states prepay will not exceed maximum permitted by applicable law. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
3476151364 XXX       XXX       XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV1                                                                                                                                                             2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 08/XX/2006 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                                                                 B           B           Yes      Yes       Final HUD1 PA    8/XX/2006    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                        *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Pennsylvania First Lien Late Charge Grace Period Testing: Pennsylvania Late Charge: Note grace period of 10 days is less than the state minimum of 15 days. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 08/XX/2006, prior to three (3) business days from transaction date of 08/XX/2006. - EV2
3300655901 XXX       XXX       XXX       2                *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following                                                                                                                     2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 09/XX/2003 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                                                                 B           B           Yes      Yes       Final HUD1 OH    9/XX/2003    Refinance     Primary     XXX        $XXX
                                                          clauses: - EV2                                                                                                                                                                                                                *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                          *** (OPEN) Missing Document: Missing Final 1003 - EV1                                                                                                                                                                         *** (OPEN) Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 09/XX/2003, prior to three (3) business days from transaction date of 09/XX/2003. - EV2
3797680948 XXX       XXX       XXX       2                                                                                                                                                                                                                                  2           *** (OPEN) ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2                                                                                                                                                                                                                                                                                                                                                    B           B           Yes      Yes       Final HUD1 IN    10/XX/2005   Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                        *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2
3227849219 XXX       XXX       XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV1                                                                                                                                                             2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 06/XX/2007 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                                                                 B           B           Yes      Yes       Final HUD1 PA    6/XX/2007    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                        *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Pennsylvania First Lien Late Charge Grace Period Testing: Pennsylvania Late Charge: Note grace period of 10 days is less than the state minimum of 15 days. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: Unable to test Affiliated Business Disclosure due to missing information. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 06/XX/2007, prior to three (3) business days from transaction date of 06/XX/2007. - EV2
3266037832 XXX       XXX       XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV1                                                                                                                                                             2           *** (OPEN) (Doc Error) Initial GFE not provided - EV2                                                                                                                                                                                                                                                 *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the       B           B           Yes      Yes       Final HUD1 PA    12/XX/2005   Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                        *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                amount of $XXX.
                                                                                                                                                                                                                                                                                        *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2                                                                                                     COMMENT: 2020/XX/20: Under disclosure is caused by Daily Simple Interest payment calculation.
                                                                                                                                                                                                                                                                                        *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                                                                        *** (CLEARED) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV1
                                                                                                                                                                                                                                                                                        *** (CANCELLED) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2005 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing
                                                                                                                                                                                                                                                                                        HUD-1 or Closing Disclosure, no fees were used in testing. - EV1
3714136498 XXX       XXX       XXX       2                                                                                                                                                                                                                                  2           *** (OPEN) (Doc Error) Initial GFE not provided - EV2                                                                                                                                                                                                                                                 *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the       B           B           Yes      Yes       Final HUD1 NJ    5/XX/2007    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                        *** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi (Third Circuit): Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. (H-8 Form was used and property is in the 3rd circuit) - EV2                                amount of $XXX.
                                                                                                                                                                                                                                                                                        *** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2                                                                                                                                                                             COMMENT: 2020/XX/21: Disclosed payment on Note does not correspond with the loan amount, loan term, and interest rate on the loan.
                                                                                                                                                                                                                                                                                        *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
3218122426 XXX       XXX       XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV1                                                                                                                                                             2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 05/XX/2004 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                                                                 B           B           Yes      Yes       Final HUD1 CA    5/XX/2004    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                        *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2004 which is 0 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 05/XX/2004, prior to three (3) business days from transaction date of 05/XX/2004. - EV2
3035409467 XXX       XXX       XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV1                                                                                                                                                             2           *** (OPEN) (Doc Error) Initial GFE not provided - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                   B           B           No       Yes       Final HUD1 IL    9/XX/2005    Purchase      Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                        *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
3163241885 XXX       XXX       XXX       2                                                                                                                                                                                                                                  2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2                                                                                                                                                                                                       B           B           Yes      Yes       Final HUD1 IL    2/XX/2007    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                        *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
3017693821 XXX       XXX       XXX       2                                                                                                                                                                                                                                  2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2007 which is 0 months prior to consummation. A lookback was performed to determine this application date. - EV2                                                                                                                                                                                                       B           B           No       Yes       Final HUD1 HI    2/XX/2007    Purchase      Primary     XXX        $XXX
3350841316 XXX       XXX       XXX       1                                                                                                                                                                                                                                  1                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                   A           A           No       Yes       Final HUD1 TX    12/XX/2006   Purchase      Primary     XXX        $XXX
2823222689 XXX       XXX       XXX       3                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                     3           *** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3                                                                                                                                                                                                                                                                          D           D           Yes      No        Missing    OH    10/XX/2007   Refinance     Primary     XXX        $XXX
                                                          *** (OPEN) Missing Document: Missing Final 1003 - EV1                                                                                                                                                                         *** (OPEN) (Doc Error) Initial GFE not provided - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 10/XX/2007 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Ohio Consumer Sales Practices Act (Ability to Repay not Verified): Ohio Consumer Sales Practices Act:  Borrower's ability to repay not verified with reliable documentation. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Ohio Consumer Sales Practices Act (Acknowledgement of Receipt of Home Mortgage Loan Information Document Not Retained by Lender): Ohio Consumer Sales Practices Act: Acknowledgement of Receipt of Home Mortgage Loan Information Document not retained by lender. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Ohio Consumer Sales Practices Act (Closing Disclosure Not Provided): Ohio Consumer Sales Practices Act:  Consumer did not receive the required Closing Disclosure. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Ohio Consumer Sales Practices Act (No Documentation of Tangible Net Benefit Analysis): Ohio Consumer Sales Practices Act:  Mortgage loan file does not contain documentation of the analysis of the borrower's reasonable tangible net benefit. - EV2
2805350865 XXX       XXX       XXX       3                                                                                                                                                                                                                                  3           *** (OPEN) Missing Final HUD-1:  Estimated HUD-1 Used For Fee Testing: Missing Final HUD-1:  Estimated HUD-1 used for any applicable Federal, State or Local compliance testing. - EV3                                                                                                                *** (OPEN) Missing Final HUD-1:  Estimated HUD-1 Used For Fee Testing: Missing Final HUD-1:  Estimated HUD-1 used for any applicable Federal, State or Local compliance testing.  D           D           Yes      Yes       Estimated  CA    12/XX/2006   Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                        *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2                                                                                                                          COMMENT: 2020/XX/21: Estimated per page 1 of the HUD provided.                                                                                                                                                               HUD1
                                                                                                                                                                                                                                                                                        *** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 12/XX/2006, prior to three (3) business days from transaction date of 12/XX/2006. - EV2
3818282588 XXX       XXX       XXX       2                                                                                                                                                                                                                                  2           *** (OPEN) California Prepayment Penalty ARM Test: California Prepayment Penalty:  Interest rate increase may be invalid due to borrower not being permitted to prepay the loan without penalty within 90 days of notification of any increase in the interest rate, depending on the lender's                                                                                                                                                                                          B           B           No       Yes       Final HUD1 CA    12/XX/2005   Purchase      Investment  XXX        $XXX
                                                                                                                                                                                                                                                                                        license type. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
3357747437 XXX       XXX       XXX       3                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                     *** (OPEN) Final Title Policy is missing. No evidence of title in file.                                         3           *** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3                                                                                                                                                                                                                                                                          D           D           Yes      No        Missing    DE    10/XX/2007   Refinance     Primary     XXX        $XXX
                                                          *** (OPEN) Missing Document: Missing Final 1003 - EV1                                             COMMENT: 2020/XX/20: File does not contain either Preliminary or Final Title                                                *** (OPEN) (Doc Error) Initial GFE not provided - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 10/XX/2007 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2007 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
2911824327 XXX       XXX       XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV1                                                                                                                                                             2           *** (OPEN) (Doc Error) Initial GFE not provided - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                   B           B           No       Yes       Final HUD1 TX    9/XX/2002    Purchase      Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                        *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
                                                                                                                                                                                                                                                                                        *** (CLEARED) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 09/XX/2002 used as disbursement date for compliance testing. - EV1
                                                                                                                                                                                                                                                                                        *** (CLEARED) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV1
                                                                                                                                                                                                                                                                                        *** (CANCELLED) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2002 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing
                                                                                                                                                                                                                                                                                        HUD-1 or Closing Disclosure, no fees were used in testing. - EV1
3764149090 XXX       XXX       XXX       2                                                                                                                                                                                                                                  2           *** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi (Third Circuit): Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. (H-8 Form was used and property is in the 3rd circuit) - EV2                                                                                                                                                                                                                  B           B           Yes      Yes       Final HUD1 NJ    5/XX/2009    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                        *** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV1
2975077310 XXX       XXX       XXX       3        3       *** (OPEN) Missing Document: AUS not provided - EV3                                               *** (OPEN) Missing Document: AUS not provided                                                                   2           *** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing. - EV2                                                                  *** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction  B           B           Yes      No                   WV    6/XX/2016    Refinance     Primary     XXX        $XXX                  Temporary    Temporary
                                                          *** (OPEN) The Investor's qualifying total debt ratio is less than the QM qualifying total debt   COMMENT: 2020/XX/21: 1008 in file indicates loan was approved through LP however AUS was not provided in the                *** (OPEN) ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM. - EV2                                                                Date used to determine rate used for testing.                                                                                                                                                                                                                                                                         HPQM         HPQM
                                                          ratio. - EV2                                                                                      file.                                                                                                                       *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2                                                                                                                          COMMENT: 2020/XX/21: Rate lock not found in file, neither LE is locked and the provided High Cost Analysis (rate lock date) is blank.  Was not able to determine rate lock date                                                                                                                                       (GSE/Agency  (GSE/Agency
                                                                                                                                                            *** (OPEN) The Investor's qualifying total debt ratio is less than the QM qualifying total debt ratio.                      *** (OPEN) TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (Final/06/XX/2016) - EV2                                                                        with documents in file.                                                                                                                                                                                                                                                                                               Eligible)    Eligible)
                                                                                                                                                            COMMENT: 2020/XX/21: Final 1008 states qualifying rate is the Note Rate on the 5/5 Treasury ARM.  Please                    *** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Tax Service Fee (Life Of Loan).  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower.    *** (OPEN) ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to
                                                                                                                                                            provide the cooresponding AUS to confirm qualifying rate.                                                                   (7580) - EV2                                                                                                                                                                                                                                                                                          consummation for a loan that did not start as an ARM.
                                                                                                                                                                                                                                                                                        *** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7506) - EV2        COMMENT: 2020/XX/21: Initial 1003 was a fixed rate loan, ARM disclosure is not dated only signed by borrower at closing
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              COMMENT: 2020/XX/21: Loan started out as fixed rate loan, the acknowledgement of receipt - Multiple disclosures is not checked for Charm booklet and the ARM disclosure does not list it as well.  No evidence of Charm Booklet found in file.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              *** (OPEN) TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (Final/06/XX/2016)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              COMMENT: 2020/XX/21: Evidence of earlier borrower receipt was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              *** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Tax Service Fee
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              (Life Of Loan).  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7580)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              COMMENT: 2020/XX/21: Fee was not disclosed on the Initial LE and a valid COC  was not provided for the change.  Cure provided $XXX Amount to Cure all items $XXX Remaining amount to Cure $XXX.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              *** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee.  Fee
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7506)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              COMMENT: 2020/XX/21: Appraisal fee increased from $XXX to $XXX. Cure of $XXX was provided on the Final CD however it insufficient to cover various 0% tolerance violations of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              $XXX.  $XXX remaining Cure to be provided to borrower.
2819536189 XXX       XXX       XXX       2                *** (OPEN) Title: Evidence of title is missing - EV3                                                                                                                                                              2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for                                                                                                                                                                                    B           B           Yes      Yes       Final HUD1 MD    2/XX/2005    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                        testing was 08/XX/2004. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
2976366254 XXX       XXX       XXX       2                                                                                                                                                                                                                                  2           *** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2                                                                                                                                                                                                                                                                                                                                                                                                                           B           B           Yes      Yes       Final HUD1 CT    12/XX/2004   Purchase      Primary     XXX        $XXX
3112954377 XXX       XXX       XXX       2                                                                                                                                                                                                                                  2           *** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2                                                                                                                                                                                                                                                                                                                                                               B           B           No       Yes       Final HUD1 CA    1/XX/2005    Purchase      Investment  XXX        $XXX
3382829751 XXX       XXX       XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV1                                                                                                                                                             2           *** (OPEN) (Doc Error) Initial GFE not provided - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                   B           B           Yes      Yes       Final HUD1 GA    6/XX/2005    Purchase      Investment  XXX        $XXX
                                                          *** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV1                                                                                                                                          *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
3276691851 XXX       XXX       XXX       2                                                                                                                                                                                                                                  2           *** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2                                                                                                                                                                                                                                                                                                                                                               B           B           No       Yes       Final HUD1 NC    12/XX/2005   Purchase      Investment  XXX        $XXX
3536453527 XXX       XXX       XXX       3                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                     3           *** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3                                                                                                                                                                                                                                                                          D           D           Yes      No        Missing    AZ    6/XX/2005    UTD           UTD         XXX        $XXX
                                                          *** (OPEN) Missing Document: Missing Final 1003 - EV1                                                                                                                                                                         *** (OPEN) (Doc Error) Initial GFE not provided - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 06/XX/2005 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2005 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2
3475923698 XXX       XXX       XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV1                                                                                                                                                             2           *** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2                                                                                                                                                                                                                                                                                                                                                               B           B           No       Yes       Final HUD1 NH    8/XX/2005    Purchase      Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                        *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
3612703858 XXX       XXX       XXX       2                                                                                                                                                                                                                                  2           *** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2                                                                                                                                                                                                                                                                                                                                                               B           B           No       Yes       Final HUD1 MD    12/XX/2005   Purchase      Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                        *** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2
2954847494 XXX       XXX       XXX       2                                                                                                                                                                                                                                  2           *** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2                                                                                                                                                                                                                                                                                                                                                               B           B           No       Yes       Final HUD1 FL    12/XX/2005   Refinance     Investment  XXX        $XXX
3344838909 XXX       XXX       XXX       2                                                                                                                                                                                                                                  2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2                                                                                                                                                                                                       B           B           No       Yes       Final HUD1 MD    12/XX/2005   Refinance     Investment  XXX        $XXX
2783060387 XXX       XXX       XXX       2                *** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV1              *** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided                                  2           *** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2                                                                                                                                                                                                                                                                           B           B           Yes      Yes       Final HUD1 TX    4/XX/2004    Refinance     Primary     XXX        $XXX
                                                                                                                                                            COMMENT: 2015/XX/28: Verified monthly premium to escrow payment disclosure and first payment letter                         *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2
3005156400 XXX       XXX       XXX       2                                                                                                                                                                                                                                  2           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2                                                                                                                                                                                               B           B           Yes      Yes       Final HUD1 MS    5/XX/2009    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                        *** (OPEN) Federal FACTA Disclosure: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV1
3736226860 XXX       XXX       XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV1                                                                                                                                                             2           *** (OPEN) Initial Loan Application Status Test: No evidence of application date located in file.  Compliance tests were run using an application date of 9/XX/2006 which is 1 month(s) prior to consummation.  A 7 month lookback was used to determine this application date. - EV2                                                                                                                                                                                                   B           B           Yes      Yes       Final HUD1 NC    10/XX/2006   Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                        *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
3006345545 XXX       XXX       XXX       3                                                                                                                                                                                                                                  3           *** (OPEN) Missing Final HUD-1: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3                                                                                                                                                                                                                                                                                                             D           D           Yes      No        Missing    GA    3/XX/2006    Purchase      Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                        *** (OPEN) (Missing Data) Application Date: No evidence of application date located in file. Compliance tests were run using an application date of  2/XX/2006 which is 30 days prior to the note date. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) TILA - Final TIL Missing: Truth in Lending Act: Final TIL was not provided to the borrower. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Federal FACTA Disclosure: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV1
3349878685 XXX       XXX       XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV1                                                                                                                                                             2           *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2                                                                                                     *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the       B           B           Yes      Yes       Final HUD1 LA    3/XX/2007    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                        *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 04/XX/2007, prior to three (3) business days from transaction date of 03/XX/2007. - EV2                                                  amount of $XXX.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              COMMENT: 2019/XX/07: Unable to determine the reason for the under disclosure due to the itemization of amount financed prepaid charges and HUD 1 fees match. Appears to be payment stream related.
3386663831 XXX       XXX       XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV1                                                                                                                                                             2           *** (OPEN) Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates. - EV2                                                                                                                                                                                                                                                                                                                                                     B           B           Yes      Yes       Final HUD1 WV    3/XX/2007    Refinance     Primary     XXX        $XXX
2926759791 XXX       XXX       XXX       2                                                                                                                                                                                                                                  2           *** (OPEN) ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2                                                                                                                                                                                                                                                                                                                                                    B           B           Yes      Yes       Final HUD1 NJ    1/XX/2005    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                        *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2
3511687640 XXX       XXX       XXX       2                                                                                                                                                                                                                                  2           *** (OPEN) ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2                                                                                                                                                                                                                                                                                                                                                    B           B           Yes      Yes       Final HUD1 IN    5/XX/2003    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                        *** (OPEN) CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application. - EV2
3062482277 XXX       XXX       XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV1                                                                                                                                                             2           *** (OPEN) (Doc Error) Initial GFE not provided - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                   B           B           No       Yes       Final HUD1 DE    11/XX/2003   Purchase      Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                        *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
3688216530 XXX       XXX       XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV1                                                                                                                                                             2           *** (OPEN) Initial Loan Application Status Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2004 which is 1 month(s) prior to consummation.  A 7 month lookback was used to determine this application date. - EV2                                                                                                                                                                                                  B           B           Yes      Yes       Final HUD1 GA    12/XX/2004   Purchase      Primary     XXX        $XXX
3509613920 XXX       XXX       XXX       2                *** (OPEN) Note is not on a FNMA/FHLMC form and may not contain standard legal language. - EV2                                                                                                                    2           *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2                                                                                                     *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the       B           B           Yes      Yes       Final HUD1 AL    9/XX/1999    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                        *** (OPEN) Initial Loan Application Status Test: No evidence of application date located in file.  Compliance tests were run using an application date of 8/XX/1999 which is 1 month(s) prior to consummation.  A 7 month lookback was used to determine this application date. - EV2                 amount of $XXX.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              COMMENT: 2016/XX/30: Unable to determine under disclosure due to missing Itemization of Amount Financed.
3296951375 XXX       XXX       XXX       2                                                                                                                                                                                                                                  2           *** (OPEN) (Doc Error) TIL Error: Borrower signature not dated. - EV2                                                                                                                                                                                                                                                                                                                                                                                                                   B           B           Yes      Yes       Final HUD1 PA    1/XX/2000    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                        *** (OPEN) Initial Loan Application Status Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/1999 which is 1 month(s) prior to consummation.  A 7 month lookback was used to determine this application date. - EV2
                                                                                                                                                                                                                                                                                        *** (CLEARED) TILA - Final TIL Missing: Missing Final TIL. - EV1
2944274600 XXX       XXX       XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV1                                                                                                                                                             2           *** (OPEN) (Doc Error) Initial GFE not provided - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                   B           B           Yes      Yes       Final HUD1 IL    11/XX/2006   Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                        *** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinance by a creditor that is not considered the original creditor. The H-9 form was used, the H-8 form should have been used. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 11/XX/2006, prior to three (3) business days from transaction date of 11/XX/2006. - EV2
3256545831 XXX       XXX       XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV1                                                                                                                                                             2           *** (OPEN) (Doc Error) Initial GFE not provided - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                   B           B           Yes      Yes       Final HUD1 GA    8/XX/2000    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                        *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2000 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
                                                                                                                                                                                                                                                                                        *** (CLEARED) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 08/XX/2000 used as disbursement date for compliance testing. - EV1
                                                                                                                                                                                                                                                                                        *** (CLEARED) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV1
                                                                                                                                                                                                                                                                                        *** (CLEARED) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2000 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing
                                                                                                                                                                                                                                                                                        HUD-1 or Closing Disclosure, no fees were used in testing. - EV1
2965419206 XXX       XXX       XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV1                                                                                                                                                             2           *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2                                                                                                     *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the       B           B           Yes      Yes       Final HUD1 VA    4/XX/2007    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                        *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for  amount of $XXX.
                                                                                                                                                                                                                                                                                        testing was 10/XX/2006. - EV2                                                                                                                                                                                                                                                                         COMMENT: 2018/XX/13: Underdisclosure is payment stream related;  Final TIL shows 360 payments of $XXX and Actual TIL shows 359 payments of $XXX and 1 payment of $XXX.
                                                                                                                                                                                                                                                                                        *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
3160986118 XXX       XXX       XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV1                                                                                                                                                             2           *** (OPEN) (Doc Error) Initial GFE not provided - EV2                                                                                                                                                                                                                                                 *** (OPEN) Federal HPML 2009 Non Compliant: Federal Higher-Priced Mortgage Loan: APR on subject loan of 11.17840% or Final Disclosure APR of 11.18000% is in excess of allowable  B           B           Yes      Yes       Final HUD1 MD    11/XX/2009   Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                        *** (OPEN) (Fed HPML Provision) Federal Higher-Priced Mortgage Loan (Ability to Repay Not Verified): Federal Higher Priced Mortgage Loan:  Borrower's ability to repay not verified with reliable documentation. - EV2                                                                                threshold of APOR 4.93% + 1.5%, or 6.43000%.  Non-Compliant Higher Priced Mortgage Loan.
                                                                                                                                                                                                                                                                                        *** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing. - EV2                                                                  COMMENT: 2019/XX/01: Unable to determine under disclosure due to missing Itemization of Amount Financed
                                                                                                                                                                                                                                                                                        *** (OPEN) (State HPML Disclosure) Maryland Higher-Priced Mortgage Loan (Disclosure of Non-HPML Loans Borrower Qualifies For Not Provided): Maryland Higher-Priced Mortgage Loan:  Borrower not provided with written disclosure of non-higher priced loans otherwise qualified for. - EV2            *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the
                                                                                                                                                                                                                                                                                        *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                amount of $XXX.
                                                                                                                                                                                                                                                                                        *** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2                                                                                                                                                                             COMMENT: 2019/XX/01: Unable to determine under disclosure due to missing Itemization of Amount Financed
                                                                                                                                                                                                                                                                                        *** (OPEN) Federal HPML 2009 Non Compliant: Federal Higher-Priced Mortgage Loan: APR on subject loan of 11.17840% or Final Disclosure APR of 11.18000% is in excess of allowable threshold of APOR 4.93% + 1.5%, or 6.43000%.  Non-Compliant Higher Priced Mortgage Loan. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Maryland Ability to Repay Not Verified: Maryland SB270:  Borrower's ability to repay not verified with reliable documentation. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Maryland HPML Threshold Test Non-Compliant: Maryland Higher-Priced Mortgage Loan: APR on subject loan of 11.17840% or Final Disclosure APR of 11.18000% is in excess of allowable threshold of APOR 4.93% + 1.5%, or 6.43000%.  Non-Compliant Higher Priced Loan. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Maryland Mortgage Lending Regulations (Disclosure of Taxes and Insurance Not Provided): Maryland Mortgage Lending Regulations: Borrower did not receive disclosure on responsibility for payment of taxes and insurance. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Maryland Mortgage Lending Regulations (Tangible Net Benefit Worksheet Not Provided): Maryland Mortgage Lending Regulations: Net Tangible Benefit Worksheet not provided to borrower. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2009 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 07/XX/2009. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) TIL-MDIA - Initial TIL Missing: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not provided to the borrower. - EV2
3545261262 XXX       XXX       XXX       2                                                                                                                                                                                                                                  2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2000 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for                                                                                                                                                                                    B           B           No       Yes       Final HUD1 LA    4/XX/2000    Purchase      Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                        testing was 03/XX/2000. - EV2
2958644911 XXX       XXX       XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV1                                                                                                                                                             2           *** (OPEN) (Doc Error) Initial GFE not provided - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                   B           B           Yes      Yes       Final HUD1 NM    10/XX/2008   Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                        *** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings. - EV2
3072502437 XXX       XXX       XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV1                                                                                                                                                             2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2                                                                                                                                                                                                       B           B           Yes      Yes       Final HUD1 FL    1/XX/2007    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                        *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
3151615914 XXX       XXX       XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV1                                                                                                                                                             2           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                                                                  B           B           Yes      Yes       Final HUD1 SC    6/XX/2007    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                        *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) South Carolina Home Loan (Complaint Agency Disclosure Not Provided): South Carolina Home Loan: Borrower not provided with a document specifying the agency designated to receive complaints or inquiries about the origination and making of the loan. - EV2
3285502400 XXX       XXX       XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                     2           *** (OPEN) (Doc Error) Initial GFE not provided - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                   B           B           Yes      Yes       Final HUD1 TN    11/XX/2005   Refinance     Primary     XXX        $XXX
                                                          *** (OPEN) Missing Document: Missing Final 1003 - EV1                                                                                                                                                                         *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 11/XX/2005 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
3708282355 XXX       XXX       XXX       1                                                                                                                                                                                                                                  1           *** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV1                                                                                                                                                                                                                                                                                     B           B           Yes      Yes       Final HUD1 GA    1/XX/2007    Refinance     Primary     XXX        $XXX
3191384194 XXX       XXX       XXX       2                *** (OPEN) (Missing Doc) Missing Note Addendum: Note P&I does not match calculated P&I - EV3                                                                                                                      2           *** (OPEN) Kentucky Prepayment Penalty Test: Kentucky Prepayment Penalty: Maximum calculated prepay of $XXX exceeds the state maximum of 5% of the outstanding balance ($XXX). - EV2                                                                                                                                                                                                                                                                                                    B           B           Yes      Yes       Final HUD1 KY    11/XX/2003   Refinance     Primary     XXX        $XXX
                                                          *** (OPEN) Missing Document: Missing Final 1003 - EV1                                                                                                                                                                         *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
3541450856 XXX       XXX       XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV1                                                                                                                                                             2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2                                                                                                                                                                                                       B           B           Yes      Yes       Final HUD1 GA    7/XX/2004    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                        *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
3589823504 XXX       XXX       XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV1                                                                                                                                                             2           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                                                                  B           B           Yes      Yes       Final HUD1 AZ    2/XX/2007    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                        *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
3015370150 XXX       XXX       XXX       2                                                                                                                                                                                                                                  2           *** (OPEN) (Doc Error) Initial GFE not provided - EV2                                                                                                                                                                                                                                                 *** (OPEN) Miscellaneous Compliance: Non-Material Compliance Exception:                                                                                                           B           B           Yes      Yes       Final HUD1 TN    9/XX/2013    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                        *** (OPEN) (Missing Data) Flood Hazard Zone: Federal Compliance - (Missing Data) Flood Hazard Zone: Special Flood Hazard Zone indicator was not provided. The applicable flood zone related testing cannot be performed. - EV2                                                                        COMMENT: 2019/XX/20: Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever
                                                                                                                                                                                                                                                                                        *** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provded.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing. - EV2                                                                   applies.
                                                                                                                                                                                                                                                                                        *** (OPEN) (Missing Data) Missing Information to Determine Origination Channel: Unable to determine the origination channel based on the loan documents provided for review. The compliance review was performed with using the equivalent evaluation that would be considered for an Origination     *** (CLEARED) Other Compliance Exception (Manual Add)
                                                                                                                                                                                                                                                                                        Channel of Retail. - EV2                                                                                                                                                                                                                                                                              COMMENT: 2019/XX/23: Missing Document: VA Loan Analysis not provided
                                                                                                                                                                                                                                                                                        *** (OPEN) Miscellaneous Compliance: Non-Material Compliance Exception: - EV2                                                                                                                                                                                                                         *** (CLEARED) Other Compliance Exception (Manual Add)
                                                                                                                                                                                                                                                                                        *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2013 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for  COMMENT: 2019/XX/23: Missing Document: VA Loan Guaranty Certificate not provided
                                                                                                                                                                                                                                                                                        testing was 03/XX/2013. - EV2                                                                                                                                                                                                                                                                         *** (CLEARED) Other Compliance Exception (Manual Add)
                                                                                                                                                                                                                                                                                        *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2                                                                                                                                                                                 COMMENT: 2019/XX/20: Missing Document: Loan Underwriting and Transmittal Summary (1008) / MCAW not provided
                                                                                                                                                                                                                                                                                        *** (OPEN) RESPA -  Initial Escrow Account Statement Missing: RESPA: Initial escrow account statement was not provided to the borrower. - EV2                                                                                                                                                         *** (CLEARED) Other Compliance Exception (Manual Add)
                                                                                                                                                                                                                                                                                        *** (OPEN) RESPA -  Initial GFE Missing: RESPA: Initial GFE not provided to Borrower(s). - EV2                                                                                                                                                                                                        COMMENT: 2019/XX/23: Missing Document: HUD/VA 92900-A not provided
                                                                                                                                                                                                                                                                                        *** (OPEN) RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement. - EV2                                                                                                                       *** (CLEARED) Other Compliance Exception (Manual Add)
                                                                                                                                                                                                                                                                                        *** (OPEN) TIL-MDIA - Initial TIL Missing: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not provided to the borrower. - EV2                                                                                                                                                           COMMENT: 2019/XX/20: Missing Document: Hazard Insurance Policy not provided
                                                                                                                                                                                                                                                                                        *** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2                                                                                                                                                                                                                                         *** (CLEARED) Other Compliance Exception (Manual Add)
                                                                                                                                                                                                                                                                                        *** (CLEARED) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 09/XX/2013 used as disbursement date for compliance testing. - EV1                                                                            COMMENT: 2019/XX/20: Missing Document: Flood Certificate not provided
                                                                                                                                                                                                                                                                                        *** (CLEARED) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV1                                                                                     *** (CLEARED) Other Compliance Exception (Manual Add)
                                                                                                                                                                                                                                                                                        *** (CLEARED) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2013 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date   COMMENT: 2019/XX/20: Missing Document: Credit Report not provided
                                                                                                                                                                                                                                                                                        used for testing was 03/XX/2013.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV1                                                                                                                                                                                     *** (CLEARED) Other Compliance Exception (Manual Add)
                                                                                                                                                                                                                                                                                        *** (CLEARED) Other Compliance Exception (Manual Add) - EV1                                                                                                                                                                                                                                           COMMENT: 2019/XX/20: Missing Document: Missing Final 1003
3773230943 XXX       XXX       XXX       3                *** (OPEN) Missing Document: Missing Final 1003 - EV1                                                                                                                                                             3           *** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3                                                                                                                                                                                                                                                                          D           D           Yes      No        Missing    MD    6/XX/2003    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                        *** (OPEN) (Doc Error) Initial GFE not provided - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 06/XX/2003 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2003 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
3581614668 XXX       XXX       XXX       1                                                                                                                                                                                                                                  1                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                   A           A           No       Yes       Final HUD1 CA    9/XX/2007    Refinance     Investment  XXX        $XXX
3268688178 XXX       XXX       XXX       2                *** (OPEN) Note is not on a FNMA/FHLMC form and does not contain the standard Due on Sale clause.                                                                                                                 2           *** (OPEN) (Doc Error) Initial GFE not provided - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                   B           B           Yes      Yes       Final HUD1 PA    9/XX/2008    Refinance     Primary     XXX        $XXX
                                                          - EV2                                                                                                                                                                                                                         *** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2
                                                          *** (CLEARED) Final Title Policy is missing. No evidence of title in file. - EV1                                                                                                                                              *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 09/XX/2008 used as disbursement date for compliance testing. - EV2
                                                          *** (OPEN) Missing Document: Missing Final 1003 - EV1                                                                                                                                                                         *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Unable to determine if Notice of Right to Cancel was executed on the proper Model Form. The H-9 form was used instead of the H-8 form, however, the loan file does not contain evidence that the refinance was by the original creditor. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 03/XX/2008. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Right of Rescission Timing - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 09/XX/2008, prior to three (3) business days from transaction date of 09/XX/2008. - EV2
3569903875 XXX       XXX       XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV1                                                                                                                                                             2           *** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing. - EV2                                                                  *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the       B           B           Yes      Yes       Final HUD1 NY    9/XX/2007    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                        *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 09/XX/2007 used as disbursement date for compliance testing. - EV2                                                                               amount of $XXX.
                                                                                                                                                                                                                                                                                        *** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2                                                                                                                                                                             COMMENT: 2019/XX/09: Unable to determine the reason for under disclosure due to missing Itemization of Amount Financed.
                                                                                                                                                                                                                                                                                        *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 03/XX/2007. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: Unable to test Affiliated Business Disclosure due to missing information. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 09/XX/2007, prior to three (3) business days from transaction date of 09/XX/2007. - EV2
3500802226 XXX       XXX       XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV1                                                                                                                                                             2           *** (OPEN) ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information. - EV2                                                                                                                                                                                                                                                                                                                        B           B           Yes      Yes       Final HUD1 CA    3/XX/2007    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                        *** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 09/XX/2006. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
3749523638 XXX       XXX       XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV1                                                                                                                                                             2           *** (OPEN) ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2                                                                                                                                                                  *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the       B           B           Yes      Yes       Final HUD1 AL    8/XX/2003    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                        *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2                                                                                                                          amount of $XXX.
                                                                                                                                                                                                                                                                                        *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 08/XX/2003 used as disbursement date for compliance testing. - EV2                                                                               COMMENT: 2019/XX/09: Disclosed payment on Note of $XXX does not correspond with the loan amount, loan term, and interest rate on the loan.
                                                                                                                                                                                                                                                                                        *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 02/XX/2003. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 08/XX/2003, prior to three (3) business days from transaction date of 08/XX/2003. - EV2
3361499630 XXX       XXX       XXX       2                *** (OPEN) Missing Valuation: - EV3                                                               *** (OPEN) Missing Valuation:                                                                                   2           *** (OPEN) ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM. - EV2                                                                *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the       B           B           Yes      Yes       Final HUD1 TX    9/XX/2005    Purchase      Primary     XXX        $XXX
                                                                                                                                                            COMMENT: 2019/XX/14: Appraisal not provided                                                                                 *** (OPEN) CHARM Booklet Disclosure Prior to Closing Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM. - EV2                   amount of $XXX.
                                                                                                                                                                                                                                                                                        *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2                                                                                                     COMMENT: 2019/XX/14: Under disclosure due to lender used index of 2.78% and only index available in look back is 2.97%
                                                                                                                                                                                                                                                                                        *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 03/XX/2005. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV1
2883593169 XXX       XXX       XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV1                                                                                                                                                             2           *** (OPEN) ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM. - EV2                                                                *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the       B           B           No       Yes       Final HUD1 CA    2/XX/2006    Purchase      Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                        *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2                                                                                                     amount of $XXX.
                                                                                                                                                                                                                                                                                        *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for  COMMENT: 2019/XX/15: Lender used a lower index value of 3.24% rather than the lookback value of 3.46000%
                                                                                                                                                                                                                                                                                        testing was 08/XX/2005. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV1
3433647775 XXX       XXX       XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV1                                                                                                                                                             2           *** (OPEN) ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM. - EV2                                                                *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the       B           B           Yes      Yes       Final HUD1 CA    5/XX/2006    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                        *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2                                                                                                                          amount of $XXX.
                                                                                                                                                                                                                                                                                        *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2                                                                                                     COMMENT: 2019/XX/17: Under disclosure is due to the lender utilizing an index value of 3.56% per the approval, however the lowest index value available in the lookback period is
                                                                                                                                                                                                                                                                                        *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for  3.79%.
                                                                                                                                                                                                                                                                                        testing was 04/XX/2006. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
3064508045 XXX       XXX       XXX       2                                                                                                                                                                                                                                  2           *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2                                                                                                                          *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the       B           B           Yes      Yes       Final HUD1 FL    8/XX/2006    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                        *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2                                                                                                     amount of $XXX.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              COMMENT: 2019/XX/20: Under disclosure is due to the lender utilizing an index value of 4.11% per the Loan Approval, however the lowest index value available in the lookback period is 4.34%.
3361606002 XXX       XXX       XXX       2                                                                                                                                                                                                                                  2           *** (OPEN) ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2                                                                                                                             *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the       B           B           Yes      Yes       Final HUD1 NJ    8/XX/2006    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                        *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2                                                                                                                          amount of $XXX.
                                                                                                                                                                                                                                                                                        *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2                                                                                                     COMMENT: 2019/XX/17: Under disclosure due to Index used of 3.94%, however lowest index in look back period is 4.34%.
                                                                                                                                                                                                                                                                                        *** (OPEN) New Jersey Prepayment Penalty: New Jersey Prepayment Penalty:  No prepayment penalties are permissible in the state of New Jersey. - EV2                                                                                                                                                   *** (OPEN) New Jersey Prepayment Penalty: New Jersey Prepayment Penalty:  No prepayment penalties are permissible in the state of New Jersey.
                                                                                                                                                                                                                                                                                        *** (OPEN) TIL APR Tolerance Irregular Transaction: Truth In Lending Act:  Final TIL APR of 7.46400% is underdisclosed from calculated APR of 7.82280% outside of 0.125% tolerance. - EV2                                                                                                             COMMENT: 2019/XX/17: PPP expired, no penalty permitted in state of NJ. Lender is XXX.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              *** (OPEN) TIL APR Tolerance Irregular Transaction: Truth In Lending Act:  Final TIL APR of 7.46400% is underdisclosed from calculated APR of 7.82280% outside of 0.125%
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              tolerance.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              COMMENT: 2019/XX/17: Under disclosure due to Index used of 3.94%, however lowest index in look back period is 4.34%.
2939451315 XXX       XXX       XXX       2                                                                                                                                                                                                                                  2           *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2                                                                                                                                                                                                                                                                                                            B           B           Yes      Yes       Final HUD1 FL    10/XX/2006   Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                        *** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2
2967388548 XXX       XXX       XXX       2                *** (OPEN) Available for Closing is insufficient to cover Cash From Borrower. - EV3               *** (OPEN) Available for Closing is insufficient to cover Cash From Borrower.                                   2           *** (OPEN) ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/01/XX/2016) - EV2               *** (OPEN) ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each B           B           Yes      No                   NJ    4/XX/2016    Purchase      Primary     XXX        $XXX                  HUD          HUD
                                                          *** (OPEN) FHA - Real Estate Certification is not compliant.: Disclosure: FHA - Real Estate       COMMENT: 2020/XX/11: Data is entered on the CD record as disclosed on the document, causing the system                      *** (OPEN) TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $XXX exceeds tolerance of $XXX plus 10% or $XXX.  Insufficient or no cure was provided to the borrower. (0) - EV2             valuation to applicant three (3) business days prior to consummation. (Type:Primary/01/XX/2016)                                                                                                                                                                                                                       Rebuttable   Rebuttable
                                                          Certification (Government Documents) - EV3                                                        calculation to be much greater than funds required to close.                                                                *** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Mortgage Insurance Premium.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7591) COMMENT: 2020/XX/11: No evidence of appraisal delivery provided.                                                                                                                                                                                                                                                      Presumption  Presumption
                                                          *** (OPEN) FHA Conditional Commitment DE Statement of Appraised Value (92800.5B) is missing.:     *** (OPEN) FHA - Real Estate Certification is not compliant.: Disclosure: FHA - Real Estate Certification                   - EV2                                                                                                                                                                                                                                                                                                 *** (OPEN) TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $XXX                                                                                                                                          QM           QM
                                                          Disclosure: FHA - Conditional Commitment DE Statement of Appraised Value (92800.5B) (Government   (Government Documents)                                                                                                      *** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Attorney Review Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7588) - EV2  exceeds tolerance of $XXX plus 10% or $XXX.  Insufficient or no cure was provided to the borrower. (0)
                                                          Documents) - EV3                                                                                  COMMENT: 2020/XX/11: Loan is new construction.  There is no RE agent.                                                                                                                                                                                                                                                                                                                                                             COMMENT: 2020/XX/11: 10% tolerance violation due to increase in Recording Fees greater than threshold.
                                                          *** (OPEN) FHA Loan Transmittal (92900-LT) is missing.: Disclosure: FHA - Loan Transmittal        *** (OPEN) FHA Conditional Commitment DE Statement of Appraised Value (92800.5B) is missing.: Disclosure: FHA -                                                                                                                                                                                                                                                                                                                   *** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Mortgage Insurance
                                                          (92900-LT) (Government Documents) - EV3                                                           Conditional Commitment DE Statement of Appraised Value (92800.5B) (Government Documents)                                                                                                                                                                                                                                                                                                                                          Premium.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7591)
                                                          *** (OPEN) Final HUD Addendum 92900-A is missing.: Disclosure: FHA - Final HUD Addendum to the    COMMENT: 2020/XX/11: Conditional Commitment is missing.                                                                                                                                                                                                                                                                                                                                                                           COMMENT: 2020/XX/11: Loan amount increase is a valid changed circumstance for the increase to the MI premium.
                                                          Loan Application 92900-A (Government Documents) - EV3                                             *** (OPEN) FHA Loan Transmittal (92900-LT) is missing.: Disclosure: FHA - Loan Transmittal (92900-LT)                                                                                                                                                                                                                                                                                                                             *** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Attorney Review Fee.
                                                          *** (OPEN) Flood Certificate Subject Address does not match Note address. - EV3                   (Government Documents)                                                                                                                                                                                                                                                                                                                                                                                                            Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7588)
                                                          *** (OPEN) Missing Document: Bankruptcy Documents not provided - EV3                              COMMENT: 2020/XX/11: FHA Loan Transmittal (92900-LT) is missing.                                                                                                                                                                                                                                                                                                                                                                  COMMENT: 2020/XX/11: Fee was disclosed in Section C of the LE with the Title - prefix but in Section B of the final CD without the prefix.
                                                          *** (OPEN) Valuation address does not match Note address.: Valuation Type: Appraisal / Valuation  *** (OPEN) Flood Certificate Subject Address does not match Note address.
                                                          Report Date: 01/XX/2016 - EV3                                                                     COMMENT: 2020/XX/11: Flood Cert reflects city name as "XXX" vs Note City name as "XXX".
                                                                                                                                                            *** (OPEN) Missing Document: Bankruptcy Documents not provided
                                                                                                                                                            COMMENT: 2020/XX/11: AUS-approved.  Bankruptcy sufficiently seasoned. Docs not required.
                                                                                                                                                            *** (OPEN) Valuation address does not match Note address.: Valuation Type: Appraisal / Valuation Report Date:
                                                                                                                                                            01/XX/2016
                                                                                                                                                            COMMENT: 2020/XX/11: Appraisal city reflects "XXX: however note city reflects "XXX".
3116397555 XXX       XXX       XXX       1        1                                                                                                                                                                                                                         1           *** (CLEARED) TRID Esign Consent Agreement Status: ESIGN Act - Loan file does not contain evidence of borrower's consent to receive electronic disclosures. - EV1                                                                                                                                     *** (CURED) TRID Seller Closing Disclosure Fees Lesser than Final Closing Disclosure Seller Paid Fees: TILA-RESPA Integrated Disclosure:  Fees disclosed on the Seller's Closing  A           A           Yes      No                   FL    5/XX/2017    Purchase      Primary     XXX        $XXX                  Non QM       Non QM
                                                                                                                                                                                                                                                                                        *** (CURED) TRID Seller Closing Disclosure Fees Lesser than Final Closing Disclosure Seller Paid Fees: TILA-RESPA Integrated Disclosure:  Fees disclosed on the Seller's Closing Disclosure are less than the Seller Paid fees disclosed on the Consumer's Final Closing Disclosure.                  Disclosure are less than the Seller Paid fees disclosed on the Consumer's Final Closing Disclosure. (Final/05/XX/2017)
                                                                                                                                                                                                                                                                                        (Final/05/XX/2017) - EV1                                                                                                                                                                                                                                                                              COMMENT: 2017/XX/06: The seller's CD reflects $XXX whereas the borrower's CD reflects $XXX.
3473382445 XXX       XXX       XXX       3        3       *** (OPEN) Guideline Requirement: Investor qualifying housing ratio discrepancy. - EV3            *** (OPEN) Guideline Requirement: Investor qualifying housing ratio discrepancy.                                2           *** (WAIVED) (Fed HPML) Federal Higher-Priced Mortgage Loan (APR Exceeds HPML Threshold): Federal Higher-Priced Mortgage Loan: APR on subject loan of 6.47690% is in excess of allowable threshold of APOR 3.34% + 2.5%, or 5.84000%. - EV2                                                           *** (CURED) TRID -  Zero Percent Fee Tolerance: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax.  Fee Amount of $XXX exceeds tolerance of  B           B           Yes      No                   GA    4/XX/2016    Purchase      Primary     XXX        $XXX                  Non QM       Non QM
                                                          *** (OPEN) Guideline Requirement: Investor qualifying total debt ratio discrepancy. - EV3         COMMENT: 2016/XX/29: Documentation not provided for sale of current home. Current PITI ($XXX) included in DTI.              *** (CURED) TRID -  Zero Percent Fee Tolerance: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax.  Fee Amount of $XXX exceeds tolerance of $XXX. (8304) - EV2                                                                                                   $XXX. (8304)
                                                          *** (WAIVED) Guideline Issue:  Foreclosure timeline outside of credit guidelines - EV2            ------7/XX/16 Removed prior residence based on sales contract and financing approval per FNMA guidelines, DTI               *** (CURED) TRID -  Zero Percent Fee Tolerance: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Underwriting Fee.  Fee Amount of $XXX exceeds tolerance of $.00. (73196) - EV2                                                                                              COMMENT: 2016/XX/07: Taxes increased in section E on final closing disclosure
                                                          *** (WAIVED) Guideline Requirement: Available for Reserves discrepancy. - EV2                     is still 54.513%                                                                                                            *** (CURED) TRID -  Zero Percent Fee Tolerance: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Processing Fee.  Fee Amount of $XXX exceeds tolerance of $.00. (7334) - EV2                                                                                                 *** (CURED) TRID -  Zero Percent Fee Tolerance: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Underwriting Fee.  Fee Amount of $XXX exceeds tolerance
                                                          *** (CLEARED) Income Docs Missing: - EV1                                                          *** (OPEN) Guideline Requirement: Investor qualifying total debt ratio discrepancy.                                         *** (CURED) TRID - Fee Tolerance without Cure: TILA-RESPA Integrated Disclosure: Tolerance violation without evidence of sufficient cure provided. - EV2                                                                                                                                              of $.00. (73196)
                                                                                                                                                            COMMENT: 2016/XX/26: Audit DTI includes $XXX PITI for departing residence not sold prior to closing.   6/XX/16              *** (OPEN) TRID Final Closing Disclosure Assumption: TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on  4/XX/2016 incorrectly disclosed whether the loan allows for Assumption. (Final/04/XX/2016) - EV2                                                      COMMENT: 2016/XX/21: Originally disclosed as Origination fee, final Closing Disclosure broke the fee into two separate fees, Processing and Underwriting.  ----  6/XX/16 - Rec'd
                                                                                                                                                            Received Settlement statement from previous residence, however sale of previous closed 4/XX/16 20 days after                *** (CURED) TRID Final Closing Disclosure With Seller - Total Closing Costs Exceeds Limits: TILA-RESPA Integrated Disclosure - Calculating Cash to Close: Final Closing Disclosure provided on  4/XX/2016 disclosed an inaccurate value of the dollar amount by which the Total Closing Costs         attestation letter from lender that closing agent changed the terminology and a PC CD dated 6/XX/16 reflecting correct terminology.  Missing letter of explanation to the
                                                                                                                                                            subject loan closed, A/O underwriter omitted the housing payment for previous residence, our ratios still stand             exceeded the legal limit. (Final/04/XX/2016) - EV2                                                                                                                                                                                                                                                    borrower dated within 60 days of discovery (initial reporting date 5/XX/16).  Additional tolerance cure not required.
                                                                                                                                                            as excessive as the previous housing remains in DTI, outside of guidelines. ---7/XX/16 Removed prior residence              *** (CURED) TRID Lender Credit Tolerance: TILA-RESPA Integrated Disclosure - 0% tolerance violation:  Lender credit disclosed on the Final Closing Disclosure is less than previously disclosed Lender credit plus disclosed Tolerance Cure Amount, resulting in an increased charge to borrower. -   *** (CURED) TRID -  Zero Percent Fee Tolerance: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Processing Fee.  Fee Amount of $XXX exceeds tolerance
                                                                                                                                                            based on sales contract and financing approval per FNMA guidelines, DTI is still 54.513%                                    EV2                                                                                                                                                                                                                                                                                                   of $.00. (7334)
                                                                                                                                                            *** (WAIVED) Guideline Issue:  Foreclosure timeline outside of credit guidelines                                            *** (CLEARED) (Fed HPML) Federal Higher-Priced Mortgage Loan (APR Exceeds HPML Threshold): Federal Higher-Priced Mortgage Loan: APR on subject loan of 6.47690% is in excess of allowable threshold of APOR 3.34% + 2.5%, or 5.84000%. - EV1                                                          COMMENT: 2016/XX/21: Originally disclosed as Origination fee, final Closing Disclosure broke the fee into two separate fees, Processing and Underwriting.  ----  6/XX/16 - Rec'd
                                                                                                                                                            COMMENT: 2016/XX/26: Previous foreclosure 9/XX/2011 is  4.58 yrs prior to Close vs 5 yrs minimum requirement                *** (CLEARED) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Higher Priced QM does not match Due Diligence Loan Designation of Non QM. - EV1                                                                                                 attestation letter from lender that closing agent changed the terminology and a PC CD dated 6/XX/16 reflecting correct terminology.  Missing letter of explanation to the
                                                                                                                                                            per guidelines under 1 Year Tax Return Eligibility program.  Mortgage Exception Approval Form in file (p 19).               *** (CLEARED) K-1 Documentation: Qualified Mortgage (Dodd-Frank 2014): Two (2) years copies of K-1s or signed tax returns/transcripts not provided for K-1 (Less than 25% Ownership) income. (XXX XXX/Schedule K-1 less than 25 Percent) - EV1                                                        borrower dated within 60 days of discovery (initial reporting date 5/XX/16).  Additional tolerance cure not required.
                                                                                                                                                            Compensating factors: 1) Stable employment history. 2) No derogatory credit in last 36 months. 3) Residual                  *** (CLEARED) QM Deferment of Principal: Qualified Mortgage (Dodd-Frank 2014): Terms of the subject loan provide for deferment of principal as an Interest Only loan. - EV1                                                                                                                           *** (CURED) TRID - Fee Tolerance without Cure: TILA-RESPA Integrated Disclosure: Tolerance violation without evidence of sufficient cure provided.
                                                                                                                                                            income is $XXXk - $XXXk more than the required $XXXk for program. // Exception Grade should be 2                            *** (CLEARED) QM DTI: Qualified Mortgage (Dodd-Frank 2014): Total Debt to Income Ratio exceeds 43% and the images do not provide evidence loan is eligible for purchase, guarantee or insurance by the appropriate agency. - EV1                                                                      COMMENT: 2016/XX/21: Total Cure Provided $XXX. Total Cure Required $XXX.  ----  6/XX/16 - Rec'd attestation letter from lender that closing agent changed the terminology and a
                                                                                                                                                            *** (WAIVED) Guideline Requirement: Available for Reserves discrepancy.                                                     *** (CLEARED) Rental Income Documentation - Schedule E Method: Qualified Mortgage (Dodd-Frank 2014): Rental income documentation requirement not met.  Lease Agreement and/or Tax Transcripts / Returns not provided. (Non-Subject Investment/Schedule E) - EV1                                       PC CD dated 6/XX/16 reflecting correct terminology.  Missing letter of explanation to the borrower dated within 60 days of discovery (initial reporting date 5/XX/16).
                                                                                                                                                            COMMENT: 2016/XX/26: $XXX reserves exception.  $XXX verified reserves < $XXX required.  Lender's Credit Risk                *** (CLEARED) RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List of Homeownership Counseling Organizations to borrower. - EV1                                                                          Additional tolerance cure not required.
                                                                                                                                                            Summary & Exception Approval in file (p 468).  Compensating factors provided by lender are stable employment                *** (CLEARED) S-Corp Income Documentation: Qualified Mortgage (Dodd-Frank 2014): Self-employed income documentation not sufficient (S-Corp). (XXX XXX/S-Corp) - EV1                                                                                                                                   *** (OPEN) TRID Final Closing Disclosure Assumption: TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on  4/XX/2016 incorrectly disclosed
                                                                                                                                                            history, 1003 shows 7 years same position self employed, however XXX shows company start date of 2/XX/12                    *** (CLEARED) TRID - Good Faith Fee Tolerance: TILA-RESPA Integrated Disclosure - Good Faith Violation: Fee Home Warranty Fee provided on Final Closing Disclosure was not previously disclosed to the borrower. (81720) - EV1                                                                        whether the loan allows for Assumption. (Final/04/XX/2016)
                                                                                                                                                            *** (CLEARED) Income Docs Missing:                                                                                          *** (CLEARED) TRID - Good Faith Fee Tolerance: TILA-RESPA Integrated Disclosure - Good Faith Violation: Fee City Property Taxes Reserve provided on Final Closing Disclosure was not previously disclosed to the borrower. (81411) - EV1                                                              COMMENT: 2016/XX/29: The Note allows for assumption, however the Closing Disclosure indicates the loan is not assumable.
                                                                                                                                                            COMMENT: 2016/XX/15: File only contains receipt of Borrower submitting 2015 tax return on 03/XX/2016. (page                 *** (CLEARED) TRID Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (Initial/03/XX/2016) - EV1                                                                           *** (CURED) TRID Final Closing Disclosure With Seller - Total Closing Costs Exceeds Limits: TILA-RESPA Integrated Disclosure - Calculating Cash to Close: Final Closing
                                                                                                                                                            191)                                                                                                                        *** (CLEARED) TRID Final Closing Disclosure AP Table First Change: TILA-RESPA Integrated Disclosure - Adjustable Payment Table: Final Closing Disclosure provided on  4/XX/2016 disclosed a First Change minimum, maximum, and payment period that does not match the actual terms for the loan.      Disclosure provided on  4/XX/2016 disclosed an inaccurate value of the dollar amount by which the Total Closing Costs exceeded the legal limit. (Final/04/XX/2016)
                                                                                                                                                                                                                                                                                        (Final/04/XX/2016) - EV1                                                                                                                                                                                                                                                                              COMMENT: 2016/XX/21: ----  6/XX/16 - Rec'd attestation letter from lender that closing agent changed the terminology and a PC CD dated 6/XX/16 reflecting correct terminology.
                                                                                                                                                                                                                                                                                        *** (CLEARED) TRID Final Closing Disclosure AP Table Interest Only Payment Period: TILA-RESPA Integrated Disclosure - Adjustable Payment Table: Final Closing Disclosure provided on  4/XX/2016 disclosed an inaccurate Interest Only Payments Period. (Final/04/XX/2016) - EV1                       Missing letter of explanation to the borrower dated within 60 days of discovery (initial reporting date 5/XX/16).  Additional tolerance cure not required.
                                                                                                                                                                                                                                                                                        *** (CLEARED) TRID Final Closing Disclosure AP Table Maximum Payment: TILA-RESPA Integrated Disclosure - Adjustable Payment Table: Final Closing Disclosure provided on  4/XX/2016 disclosed a Maximum Payment amount and period that does not match the actual terms for the loan.                   *** (CURED) TRID Lender Credit Tolerance: TILA-RESPA Integrated Disclosure - 0% tolerance violation:  Lender credit disclosed on the Final Closing Disclosure is less than
                                                                                                                                                                                                                                                                                        (Final/04/XX/2016) - EV1                                                                                                                                                                                                                                                                              previously disclosed Lender credit plus disclosed Tolerance Cure Amount, resulting in an increased charge to borrower.
                                                                                                                                                                                                                                                                                        *** (CLEARED) TRID Final Closing Disclosure Payment Interest Only Until: TILA-RESPA Integrated Disclosure - Loan Terms: Final Closing Disclosure provided on  4/XX/2016 with an increasing payment disclosed the due date of the last payment of interest only that does not match the actual last    COMMENT: 2016/XX/21: ----  6/XX/16 - Rec'd attestation letter from lender that closing agent changed the terminology and a PC CD dated 6/XX/16 reflecting correct terminology.
                                                                                                                                                                                                                                                                                        payment for the loan. (Final/04/XX/2016) - EV1                                                                                                                                                                                                                                                        Missing letter of explanation to the borrower dated within 60 days of discovery (initial reporting date 5/XX/16).  Additional tolerance cure not required.
                                                                                                                                                                                                                                                                                        *** (CLEARED) TRID Final Closing Disclosure Payment Max Amount: TILA-RESPA Integrated Disclosure - Loan Terms: Final Closing Disclosure provided on  4/XX/2016 with an increasing payment disclosed the maximum possible amount of principal and interest that does not match the actual maximum      *** (CLEARED) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Higher Priced QM does not match Due Diligence Loan
                                                                                                                                                                                                                                                                                        amount for the loan. (Final/04/XX/2016) - EV1                                                                                                                                                                                                                                                         Designation of Non QM.
                                                                                                                                                                                                                                                                                        *** (CLEARED) TRID Final Closing Disclosure Payment Max Amount In Year: TILA-RESPA Integrated Disclosure - Loan Terms: Final Closing Disclosure provided on  4/XX/2016 with an increasing payment disclosed the earliest date of the maximum possible amount of principal and interest that does not  COMMENT: 2016/XX/13: HPQM does not allow for I/O loans, and require 2 years income documentation
                                                                                                                                                                                                                                                                                        match the actual earliest date for the loan. (Final/04/XX/2016) - EV1                                                                                                                                                                                                                                 *** (CLEARED) K-1 Documentation: Qualified Mortgage (Dodd-Frank 2014): Two (2) years copies of K-1s or signed tax returns/transcripts not provided for K-1 (Less than 25%
                                                                                                                                                                                                                                                                                        *** (CLEARED) TRID Final Closing Disclosure Projected P&I Min Payment Adjustable Rate Subsequent Payments: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on  4/XX/2016 disclosed a periodic principal and interest payment for payment stream 3 that does  Ownership) income. (XXX XXX/Schedule K-1 less than 25 Percent)
                                                                                                                                                                                                                                                                                        not match the actual payment for the loan. (ProjSeq:3/15123) - EV1                                                                                                                                                                                                                                    COMMENT: 2016/XX/13: Loan approved under Portfolio Select 7/1 ARM IO (1 Year Tax Return Eligibility) program. Income used to qualify based on 2015 1040's w/Schedule E and
                                                                                                                                                                                                                                                                                        *** (CLEARED) TRID Final Closing Disclosure Projected P&I Min Payment Adjustable Rate Subsequent Payments: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on  4/XX/2016 disclosed a periodic principal and interest payment for payment stream 2 that does  Schedule C. 2015 1120's, K-1's and 3/2015 YTD P&L's in file. IRS Transcripts not in file.
                                                                                                                                                                                                                                                                                        not match the actual payment for the loan. (ProjSeq:2/15122) - EV1                                                                                                                                                                                                                                    *** (CLEARED) QM Deferment of Principal: Qualified Mortgage (Dodd-Frank 2014): Terms of the subject loan provide for deferment of principal as an Interest Only loan.
                                                                                                                                                                                                                                                                                        *** (CLEARED) TRID Final Closing Disclosure Projected P&I Min Payment Adjustable Rate Subsequent Payments: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on  4/XX/2016 disclosed a periodic principal and interest payment for payment stream 4 that does  COMMENT: 2016/XX/13: Loan approved under 7/1 ARM with a 10 Year Interest Only feature, HPQM does not allow for I/O loans
                                                                                                                                                                                                                                                                                        not match the actual payment for the loan. (ProjSeq:4/15124) - EV1                                                                                                                                                                                                                                    *** (CLEARED) QM DTI: Qualified Mortgage (Dodd-Frank 2014): Total Debt to Income Ratio exceeds 43% and the images do not provide evidence loan is eligible for purchase,
                                                                                                                                                                                                                                                                                        *** (CLEARED) TRID Final Closing Disclosure Total Interest Percentage: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on  4/XX/2016 disclosed a Total Interest Percentage that does not match the actual total interest percentage for the loan.             guarantee or insurance by the appropriate agency.
                                                                                                                                                                                                                                                                                        (Final/04/XX/2016) - EV1                                                                                                                                                                                                                                                                              COMMENT: 2016/XX/13: 60.12% i> 43%.  Review 60.12% DTI  includes $XXX PITI for departing residence not sold prior to closing.
                                                                                                                                                                                                                                                                                        *** (CLEARED) TRID Home Loan Toolkit Provided: Truth in Lending Act (2015): Creditor or broker did not provide Your Home Loan Toolkit Disclosure to applicant. - EV1                                                                                                                                  *** (CLEARED) Rental Income Documentation - Schedule E Method: Qualified Mortgage (Dodd-Frank 2014): Rental income documentation requirement not met.  Lease Agreement and/or Tax
                                                                                                                                                                                                                                                                                        *** (CLEARED) TRID Loan Estimate 5 Year Paid Off: TILA-RESPA Integrated Disclosure - Comparisons: Loan Estimate provided on 3/XX/2016 did not disclose the total principal paid off in 5 years. (Interim/03/XX/2016) - EV1                                                                            Transcripts / Returns not provided. (Non-Subject Investment/Schedule E)
                                                                                                                                                                                                                                                                                        *** (CLEARED) TRID Loan Estimate 5 Year Paid Off: TILA-RESPA Integrated Disclosure - Comparisons: Loan Estimate provided on 3/XX/2016 did not disclose the total principal paid off in 5 years. (Interim/03/XX/2016) - EV1                                                                            COMMENT: 2016/XX/13: Loan approved under Portfolio Select 7/1 ARM IO (1 Year Tax Return Eligibility) program. Income used to qualify based on 2015 1040's w/Schedule E and
                                                                                                                                                                                                                                                                                        *** (CLEARED) TRID Loan Estimate 5 Year Paid Off: TILA-RESPA Integrated Disclosure - Comparisons: Loan Estimate provided on 3/XX/2016 did not disclose the total principal paid off in 5 years. (Interim/03/XX/2016) - EV1                                                                            Schedule C. 2015 1120's, K-1's and 3/2015 YTD P&L's in file. IRS Transcripts not in file.
                                                                                                                                                                                                                                                                                        *** (CLEARED) TRID Revised Loan Estimate Timing Before Closing: TILA-RESPA Integrated Disclosure: Revised Loan Estimate provided on 3/XX/2016 not received by borrower at least four (4) business days prior to closing. (Interim/03/XX/2016) - EV1                                                   *** (CLEARED) S-Corp Income Documentation: Qualified Mortgage (Dodd-Frank 2014): Self-employed income documentation not sufficient (S-Corp). (XXX XXX/S-Corp)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              COMMENT: 2016/XX/13: Loan approved under Portfolio Select 7/1 ARM IO (1 Year Tax Return Eligibility) program. Income used to qualify based on 2015 1040's w/Schedule E and
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              Schedule C. 2015 1120's, K-1's and 3/2015 YTD P&L's in file. IRS Transcripts not in file.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              *** (CLEARED) TRID Final Closing Disclosure AP Table First Change: TILA-RESPA Integrated Disclosure - Adjustable Payment Table: Final Closing Disclosure provided on  4/XX/2016 disclosed a First Change minimum, maximum, and payment period that does not match the actual terms for the loan. (Final/04/XX/2016)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              COMMENT: 2016/XX/04: The disclosure reflects that the I/O period is 120 months, however the note reflects that the I/O period is the same as the fixed rate period (84 months).
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              As a result, the I/O period, Projected Payments Table, the first change min/max amounts, and the max amount/period are incorrect.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              *** (CLEARED) TRID Final Closing Disclosure AP Table Interest Only Payment Period: TILA-RESPA Integrated Disclosure - Adjustable Payment Table: Final Closing Disclosure provided on  4/XX/2016 disclosed an inaccurate Interest Only Payments Period. (Final/04/XX/2016)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              COMMENT: 2016/XX/04: The disclosure reflects that the I/O period is 120 months, however the note reflects that the I/O period is the same as the fixed rate period (84 months).
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              As a result, the I/O period, Projected Payments Table, the first change min/max amounts, and the max amount/period are incorrect.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              *** (CLEARED) TRID Final Closing Disclosure AP Table Maximum Payment: TILA-RESPA Integrated Disclosure - Adjustable Payment Table: Final Closing Disclosure provided on
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              4/XX/2016 disclosed a Maximum Payment amount and period that does not match the actual terms for the loan. (Final/04/XX/2016)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              COMMENT: 2016/XX/04: The disclosure reflects that the I/O period is 120 months, however the note reflects that the I/O period is the same as the fixed rate period (84 months).
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              As a result, the I/O period, Projected Payments Table, the first change min/max amounts, and the max amount/period are incorrect.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              *** (CLEARED) TRID Final Closing Disclosure Payment Interest Only Until: TILA-RESPA Integrated Disclosure - Loan Terms: Final Closing Disclosure provided on  4/XX/2016 with an increasing payment disclosed the due date of the last payment of interest only that does not match the actual last payment for the loan. (Final/04/XX/2016)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              COMMENT: 2016/XX/04: The disclosure reflects that the I/O period is 120 months, however the note reflects that the I/O period is the same as the fixed rate period (84 months).
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              As a result, the I/O period, Projected Payments Table, the first change min/max amounts, and the max amount/period are incorrect.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              *** (CLEARED) TRID Final Closing Disclosure Payment Max Amount: TILA-RESPA Integrated Disclosure - Loan Terms: Final Closing Disclosure provided on  4/XX/2016 with an increasing payment disclosed the maximum possible amount of principal and interest that does not match the actual maximum amount for the loan. (Final/04/XX/2016)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              COMMENT: 2016/XX/04: The disclosure reflects that the I/O period is 120 months, however the note reflects that the I/O period is the same as the fixed rate period (84 months).
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              As a result, the I/O period, Projected Payments Table, the first change min/max amounts, and the max amount/period are incorrect.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              *** (CLEARED) TRID Final Closing Disclosure Payment Max Amount In Year: TILA-RESPA Integrated Disclosure - Loan Terms: Final Closing Disclosure provided on  4/XX/2016 with an increasing payment disclosed the earliest date of the maximum possible amount of principal and interest that does not match the actual earliest date for the loan.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              (Final/04/XX/2016)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              COMMENT: 2016/XX/04: The disclosure reflects that the I/O period is 120 months, however the note reflects that the I/O period is the same as the fixed rate period (84 months).
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              As a result, the I/O period, Projected Payments Table, the first change min/max amounts, and the max amount/period are incorrect.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              *** (CLEARED) TRID Final Closing Disclosure Projected P&I Min Payment Adjustable Rate Subsequent Payments: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              Disclosure provided on  4/XX/2016 disclosed a periodic principal and interest payment for payment stream 3 that does not match the actual payment for the loan. (ProjSeq:3/15123)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              COMMENT: 2016/XX/04: The disclosure reflects that the I/O period is 120 months, however the note reflects that the I/O period is the same as the fixed rate period (84 months).
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              As a result, the I/O period, Projected Payments Table, the first change min/max amounts, and the max amount/period are incorrect.  The Min Payment for paystream 3 should be
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              $4627 (fully amortized).
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              *** (CLEARED) TRID Final Closing Disclosure Projected P&I Min Payment Adjustable Rate Subsequent Payments: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              Disclosure provided on  4/XX/2016 disclosed a periodic principal and interest payment for payment stream 2 that does not match the actual payment for the loan. (ProjSeq:2/15122)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              COMMENT: 2016/XX/04: The disclosure reflects that the I/O period is 120 months, however the note reflects that the I/O period is the same as the fixed rate period (84 months).
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              As a result, the I/O period, Projected Payments Table, the first change min/max amounts, and the max amount/period are incorrect.  The Min Payment for paystream 2 should be
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              $4627 (fully amortized).
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              *** (CLEARED) TRID Final Closing Disclosure Projected P&I Min Payment Adjustable Rate Subsequent Payments: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              Disclosure provided on  4/XX/2016 disclosed a periodic principal and interest payment for payment stream 4 that does not match the actual payment for the loan. (ProjSeq:4/15124)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              COMMENT: 2016-08-05: The disclosure reflects that the I/O period is 120 months, however the note reflects that the I/O period is the same as the fixed rate period (84 months).
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              As a result, the I/O period, Projected Payments Table, the first change min/max amounts, and the max amount/period are incorrect.  The Min Payment for paystream 4 should be
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              $4627 (fully amortized).
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              *** (CLEARED) TRID Final Closing Disclosure Total Interest Percentage: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on  4/XX/2016 disclosed a Total Interest Percentage that does not match the actual total interest percentage for the loan. (Final/04/XX/2016)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              COMMENT: 2016/XX/04: The disclosure reflects that the I/O period is 120 months, however the note reflects that the I/O period is the same as the fixed rate period (84 months).
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              As a result, the I/O period, Projected Payments Table, the first change min/max amounts, and the max amount/period are incorrect.  The TIP was disclosed as 139.673%, yet should be 134.25%
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              *** (CLEARED) TRID Loan Estimate 5 Year Paid Off: TILA-RESPA Integrated Disclosure - Comparisons: Loan Estimate provided on 3/XX/2016 did not disclose the total principal paid off in 5 years. (Interim/03/XX/2016)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              COMMENT: 2016/XX/29: Field is blank on LE.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              *** (CLEARED) TRID Loan Estimate 5 Year Paid Off: TILA-RESPA Integrated Disclosure - Comparisons: Loan Estimate provided on 3/XX/2016 did not disclose the total principal paid off in 5 years. (Interim/03/XX/2016)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              COMMENT: 2016/XX/29: Field is blank on LE.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              *** (CLEARED) TRID Loan Estimate 5 Year Paid Off: TILA-RESPA Integrated Disclosure - Comparisons: Loan Estimate provided on 3/XX/2016 did not disclose the total principal paid off in 5 years. (Interim/03/XX/2016)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              COMMENT: 2016/XX/29: Field is blank on LE.
3155002118 XXX       XXX       XXX       2        2       *** (WAIVED) Guideline Issue:  Refinance seasoning requirements not met - EV2                     *** (WAIVED) Guideline Issue:  Refinance seasoning requirements not met                                         2           *** (CURED) TRID Final Closing Disclosure Prepaid Flood Insurance Premium Months: TILA-RESPA Integrated Disclosure - Other Costs: Final Closing Disclosure provided on 3/XX/2017 did not disclose number of months for Flood Insurance Premium under Prepaids. (Final/XX/XX/2017) - EV2               *** (CURED) TRID Final Closing Disclosure Prepaid Flood Insurance Premium Months: TILA-RESPA Integrated Disclosure - Other Costs: Final Closing Disclosure provided on 3/XX/2017  B           B           No       No                   FL    3/XX/2017    Refinance     Investment  XXX        $XXX                  N/A          N/A
                                                          *** (CLEARED) Credit Exception: - EV1                                                             COMMENT: 2017/XX/12: 7.months 29 days < 12 months seasoning required for cash-out secured by investment                     *** (CLEARED) TRID Esign Consent Agreement Status: ESIGN Act - Loan file does not contain evidence of borrower's consent to receive electronic disclosures. - EV1                                                                                                                                     did not disclose number of months for Flood Insurance Premium under Prepaids. (Final/XX/XX/2017)
                                                                                                                                                            property under Non-Prime Foreign National program.  Subject purchased 7/XX/2016 @ $XXX (p 24). Subject owned 7                                                                                                                                                                                                                                                                                                                    COMMENT: 2017/XX/02: Section F Line 05 is blank
                                                                                                                                                            months 29 days on 3/XX/2017 Note date.  Exception not acknowledged by Lender.
                                                                                                                                                            *** (CLEARED) Credit Exception:
                                                                                                                                                            COMMENT: 2017/XX/05: Missing VOM for subject from 9/XX/2016 (first payment due) to 2/XX/2017.  Per payoff statement, loan due for 3/XX/2017 payment on 3/XX/2017 disbursement
2902504708 XXX       XXX       XXX       2        2       *** (WAIVED) Income Docs Missing: - EV2                                                           *** (WAIVED) Income Docs Missing:                                                                               2           *** (CURED) TRID Final Closing Disclosure Prepaid Town Property Tax Months: TILA-RESPA Integrated Disclosure - Other Costs: Final Closing Disclosure provided on 2/XX/2017 did not disclose number of months for Town Property under Prepaids. (Final/02/XX/2017) - EV2                               *** (CURED) TRID Final Closing Disclosure Prepaid Town Property Tax Months: TILA-RESPA Integrated Disclosure - Other Costs: Final Closing Disclosure provided on 2/XX/2017 did    B           B           Yes      No                   PA    3/XX/2017    Refinance     Primary     XXX        $XXX                  Non QM       Non QM
                                                          *** (WAIVED) Missing Document: Credit Letter of Explanation (LOE) not provided - EV2              COMMENT: 2017/XX/17: Missing 10/XX/2016 bank statement.  Guidelines require 24 months, file has 23 months.                  *** (CLEARED) TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (Initial/02/XX/2017) - EV1                                                                   not disclose number of months for Town Property under Prepaids. (Final/02/XX/2017)
                                                                                                                                                            *** (WAIVED) Missing Document: Credit Letter of Explanation (LOE) not provided                                                                                                                                                                                                                                                                                                                                                    COMMENT: 2017/XX/17: Data field is blank.
                                                                                                                                                            COMMENT: 2017/XX/20: Missing explanation regarding reason for multiple NSFs as reflected on bank statements.                                                                                                                                                                                                                                                                                                                      *** (CLEARED) TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (Initial/02/XX/2017)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              COMMENT: 2017/XX/18: Evidence of earlier borrower receipt was not found in file.
3125826730 XXX       XXX       XXX       2        2       *** (WAIVED) Payment Shock exceeds credit guidelines. - EV2                                       *** (WAIVED) Payment Shock exceeds credit guidelines.                                                           2           *** (CURED) TRID -  Zero Percent Fee Tolerance: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - Endorsement Fee.  Fee Amount of $XXX exceeds tolerance of $.00. (7564) - EV2                                                                                        *** (CURED) TRID -  Zero Percent Fee Tolerance: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - Endorsement Fee.  Fee Amount of $XXX exceeds    B           B           Yes      No                   IL    9/XX/2016    Purchase      Primary     XXX        $XXX                  Non QM       Non QM
                                                                                                                                                            COMMENT: 2016/XX/08: 208.19% payment shock. First time home buyer maximum payment shock is 200%.                            *** (CURED) TRID -  Zero Percent Fee Tolerance: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - Document Preparation Fee.  Fee Amount of $XXX exceeds tolerance of $.00. (7563) - EV2                                                                               tolerance of $.00. (7564)
                                                                                                                                                                                                                                                                                        *** (CURED) TRID -  Zero Percent Fee Tolerance: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - Closing Protection Letter Fee.  Fee Amount of $XXX exceeds tolerance of $.00. (7562) - EV2                                                                          COMMENT: 2016/XX/14: Fee not disclosed on LE dated 8/XX/2016.
                                                                                                                                                                                                                                                                                        *** (CURED) TRID -  Zero Percent Fee Tolerance: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - State Regulatory Fee.  Fee Amount of $XXX exceeds tolerance of $.00. (7543) - EV2                                                                                   *** (CURED) TRID -  Zero Percent Fee Tolerance: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - Document Preparation Fee.  Fee Amount of $XXX
                                                                                                                                                                                                                                                                                        *** (CURED) TRID -  Zero Percent Fee Tolerance: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - Wire /Funding/ Disbursement Fee.  Fee Amount of $XXX exceeds tolerance of $.00. (75206) - EV2                                                                       exceeds tolerance of $.00. (7563)
                                                                                                                                                                                                                                                                                        *** (CURED) TRID -  Zero Percent Fee Tolerance: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - Courier / Express Mail / Messenger Fee.  Fee Amount of $XXX exceeds tolerance of $.00. (75187) - EV2                                                                COMMENT: 2016/XX/14: Fee not disclosed on LE dated 8/XX/2016.
                                                                                                                                                                                                                                                                                        *** (CURED) TRID -  Zero Percent Fee Tolerance: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - Abstract / Title Search.  Fee Amount of $XXX exceeds tolerance of $.00. (75178) - EV2                                                                               *** (CURED) TRID -  Zero Percent Fee Tolerance: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - Closing Protection Letter Fee.  Fee Amount of
                                                                                                                                                                                                                                                                                        *** (OPEN) TRID non-compliant: Fees were not reflected in the correct section of the disclosure. - EV2                                                                                                                                                                                                $XXX exceeds tolerance of $.00. (7562)
                                                                                                                                                                                                                                                                                        *** (CLEARED) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV1                                                                                                                                                                    COMMENT: 2016/XX/14: Fee not disclosed on LE dated 8/XX/2016.
                                                                                                                                                                                                                                                                                        *** (CLEARED) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV1                                                                                                                               *** (CURED) TRID -  Zero Percent Fee Tolerance: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - State Regulatory Fee.  Fee Amount of $XXX
                                                                                                                                                                                                                                                                                        *** (CLEARED) CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application. - EV1                                                                                  exceeds tolerance of $.00. (7543)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              COMMENT: 2016/XX/14: Fee not disclosed on LE dated 8/XX/2016.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              *** (CURED) TRID -  Zero Percent Fee Tolerance: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - Wire /Funding/ Disbursement Fee.  Fee Amount of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              $XXX exceeds tolerance of $.00. (75206)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              COMMENT: 2016/XX/14: Fee not disclosed on LE dated 8/XX/2016.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              *** (CURED) TRID -  Zero Percent Fee Tolerance: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - Courier / Express Mail / Messenger Fee.  Fee
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              Amount of $XXX exceeds tolerance of $.00. (75187)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              COMMENT: 2016/XX/14: Fee not disclosed on LE dated 8/XX/2016.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              *** (CURED) TRID -  Zero Percent Fee Tolerance: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - Abstract / Title Search.  Fee Amount of $XXX
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              exceeds tolerance of $.00. (75178)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              COMMENT: 2016/XX/14: Fee not disclosed on LE dated 8/XX/2016.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              *** (OPEN) TRID non-compliant: Fees were not reflected in the correct section of the disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              COMMENT: 2016/XX/13: The Final CD reflects the Title charges in Sec B which should be in section C.  Provider used not listed on SSPL.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              *** (CLEARED) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              COMMENT: 2016/XX/31: ****10/XX/16 - Rec'd screenshot, not for this borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              *** (CLEARED) CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              COMMENT: 2016/XX/22: Initial LE reflects Fixed rate loan, LE dated 8/XX/16 reflects ARM loan.  Booklet provided 8/XX/16 per tracking disclosure.****10/XX/16 - Rec'd screenshot, not for this borrower.
3042342582 XXX       XXX       XXX       2        2       *** (WAIVED) Guideline Requirement: Residual income discrepancy. - EV2                                                                                                                                            2           *** (OPEN) California HPML Threshold Test: California Higher-Priced Loan: APR on subject loan of 6.25320% or Final Disclosure APR of 6.28900% is in excess of allowable threshold of APOR 3.24% + 1.5%, or 4.74000%.  Compliant Higher Priced Loan. - EV2                                             *** (CURED) TRID Final Closing Disclosure AIR Table Minimum Interest Rate: TILA-RESPA Integrated Disclosure - Adjustable Interest Rate Table: Final Closing Disclosure provided   B           B           Yes      No                   CA    12/XX/2016   Purchase      Primary     XXX        $XXX                  Non QM       Non QM
                                                                                                                                                                                                                                                                                        *** (CURED) TRID Final Closing Disclosure AIR Table Minimum Interest Rate: TILA-RESPA Integrated Disclosure - Adjustable Interest Rate Table: Final Closing Disclosure provided on 12/XX/2016 disclosed a Minimum Interest Rate that does not match the actual minimum interest rate for the loan.    on 12/XX/2016 disclosed a Minimum Interest Rate that does not match the actual minimum interest rate for the loan. (Final/12/XX/2016)
                                                                                                                                                                                                                                                                                        (Final/12/XX/2016) - EV2                                                                                                                                                                                                                                                                              COMMENT: 2017/XX/25: Closing Disclosure AIR Minimum Interest Rate 5.375 <> Math Closing Disclosure AIR Minimum Interest Rate 4.000.
                                                                                                                                                                                                                                                                                        *** (CURED) TRID Final Closing Disclosure Prepaid Property Tax Months: TILA-RESPA Integrated Disclosure - Other Costs: Final Closing Disclosure provided on 12/XX/2016 did not disclose number of months for Property Tax under Prepaids. (Final/12/XX/2016) - EV2                                    *** (CURED) TRID Final Closing Disclosure Projected P&I Min Payment Adjustable Rate Subsequent Payments: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing
                                                                                                                                                                                                                                                                                        *** (CURED) TRID Final Closing Disclosure Projected P&I Min Payment Adjustable Rate Subsequent Payments: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on 12/XX/2016 disclosed a periodic principal and interest payment for payment stream 4 that does    Disclosure provided on 12/XX/2016 disclosed a periodic principal and interest payment for payment stream 4 that does not match the actual payment for the loan.
                                                                                                                                                                                                                                                                                        not match the actual payment for the loan. (ProjSeq:4/117589) - EV2                                                                                                                                                                                                                                   (ProjSeq:4/117589)
                                                                                                                                                                                                                                                                                        *** (CURED) TRID Final Closing Disclosure Projected P&I Min Payment Adjustable Rate Subsequent Payments: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on 12/XX/2016 disclosed a periodic principal and interest payment for payment stream 3 that does    COMMENT: 2017/XX/25: Floor Rate per Note is Margin (4.00%) vs Floor Rate per Final CD is 5.375%.
                                                                                                                                                                                                                                                                                        not match the actual payment for the loan. (ProjSeq:3/117588) - EV2                                                                                                                                                                                                                                   *** (CURED) TRID Final Closing Disclosure Projected P&I Min Payment Adjustable Rate Subsequent Payments: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing
                                                                                                                                                                                                                                                                                        *** (CURED) TRID Final Closing Disclosure Projected P&I Min Payment Adjustable Rate Subsequent Payments: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on 12/XX/2016 disclosed a periodic principal and interest payment for payment stream 2 that does    Disclosure provided on 12/XX/2016 disclosed a periodic principal and interest payment for payment stream 3 that does not match the actual payment for the loan.
                                                                                                                                                                                                                                                                                        not match the actual payment for the loan. (ProjSeq:2/117587) - EV2                                                                                                                                                                                                                                   (ProjSeq:3/117588)
                                                                                                                                                                                                                                                                                        *** (CURED) TRID Seller Closing Disclosure: TILA-RESPA Integrated Disclosure:  Seller Closing Disclosure not located in the file. (Final/12/XX/2016) - EV2                                                                                                                                            COMMENT: 2017/XX/25: Floor Rate per Note is Margin (4.00%) vs Floor Rate per Final CD is 5.375%.
                                                                                                                                                                                                                                                                                        *** (CLEARED) TRID Esign Consent Agreement Status: ESIGN Act - Loan file does not contain evidence of borrower's consent to receive electronic disclosures. - EV1                                                                                                                                     *** (CURED) TRID Final Closing Disclosure Projected P&I Min Payment Adjustable Rate Subsequent Payments: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              Disclosure provided on 12/XX/2016 disclosed a periodic principal and interest payment for payment stream 2 that does not match the actual payment for the loan.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              (ProjSeq:2/117587)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              COMMENT: 2017/XX/25: Floor Rate per Note is Margin (4.00%) vs Floor Rate per Final CD is 5.375%.
2794632568 XXX       XXX       XXX       1        1                                                                                                                                                                                                                         1                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                   A           A           Yes      No                   FL    5/XX/2017    Purchase      Primary     XXX        $XXX                  Non QM       Non QM
3310645835 XXX       XXX       XXX       2        2       *** (WAIVED) Guideline Requirement: PITIA reserves months discrepancy. - EV2                      *** (CLEARED) Credit Exception:                                                                                 1           *** (CLEARED) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV1                                                                                                                                                                                                                                                                                  A           A           Yes      No                   TX    4/XX/2017    Purchase      Primary     XXX        $XXX                  Non QM       Non QM
                                                          *** (CLEARED) Credit Exception: - EV1                                                             COMMENT: 2017/XX/03: Missing proof of receipt and deposit of $XXX proceeds from the sale of departure                       *** (CLEARED) RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List of Homeownership Counseling Organizations to borrower. - EV1 residence.  HUD-1 in file.
3092498660 XXX       XXX       XXX       1        1                                                                                                                                                                                                                         1           *** (CLEARED) Disparity in Occupancy: The mortgage loan file contains documenting evidence the consumer intends to occupy the subject property as their primary residence.  (Compliance testing performed based on the Occupancy Type of Investment) - EV1                                            *** (CLEARED) Disparity in Occupancy: The mortgage loan file contains documenting evidence the consumer intends to occupy the subject property as their primary residence.        A           A           No       No                   FL    6/XX/2017    Purchase      Investment  XXX        $XXX                  N/A          N/A
                                                                                                                                                                                                                                                                                        *** (CLEARED) TRID Esign Consent Agreement Status: ESIGN Act - Loan file does not contain evidence of borrower's consent to receive electronic disclosures. - EV1                                                                                                                                     (Compliance testing performed based on the Occupancy Type of Investment)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              COMMENT: 2017/XX/05: Initial 1003 declarations reflect borrower intends to occupy as primary residence.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              *** (CLEARED) TRID Esign Consent Agreement Status: ESIGN Act - Loan file does not contain evidence of borrower's consent to receive electronic disclosures.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              COMMENT: 2017/XX/05: Esign consent agreement was not provided.
3081747196 XXX       XXX       XXX       2        2       *** (WAIVED) Guideline Requirement: Investor qualifying total debt ratio discrepancy. - EV2       *** (WAIVED) Guideline Requirement: Investor qualifying total debt ratio discrepancy.                           1           *** (CLEARED) (Fed HPML Provision) Federal Higher-Priced Mortgage Loan (Ability to Repay): Federal Higher-Priced Mortgage Loan (Dodd-Frank 2014): Non-compliant - Ability to Repay requirements not satisfied. - EV1                                                                                  *** (CLEARED) (Fed HPML Provision) Federal Higher-Priced Mortgage Loan (Ability to Repay): Federal Higher-Priced Mortgage Loan (Dodd-Frank 2014): Non-compliant - Ability to      A           A           Yes      No                   FL    10/XX/2017   Refinance     Primary     XXX        $XXX                  Non QM       Non QM
                                                          *** (WAIVED) Guideline Requirement: PITIA reserves months discrepancy. - EV2                      COMMENT: 2017/XX/23: Deposits from checking account #XXX excluded from Bank Statement income. Also, monthly                 *** (CLEARED) Check Loan Designation Match - ATR: Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Risk. - EV1                                                                                                          Repay requirements not satisfied.
                                                                                                                                                            flood insurance premium included in DTI (even though not escrowed).                                                         *** (CLEARED) Federal HPML 2014 Non Compliant: Federal Higher-Priced Mortgage Loan: APR on subject loan of 6.75060% or Final Disclosure APR of 6.79700% is in excess of allowable threshold of APOR 3.75% + 1.5%, or 5.25000%.  Non-Compliant Higher Priced Mortgage Loan. - EV1                      COMMENT: 2017/XX/23: DTI
                                                                                                                                                            *** (WAIVED) Guideline Requirement: PITIA reserves months discrepancy.                                                      *** (CLEARED) General Ability To Repay Provision Investor Guidelines: Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or more guideline components, the loan is at ATR risk. - EV1                                                                                                  *** (CLEARED) Check Loan Designation Match - ATR: Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR
                                                                                                                                                            COMMENT: 2017/XX/09: Credit Risk Summary & Exception Approval in file, page 7. Reserves: Source ineligible.                 *** (CLEARED) TRID Esign Consent Agreement Status: ESIGN Act - Loan file does not contain evidence of borrower's consent to receive electronic disclosures. - EV1                                                                                                                                     Risk.
                                                                                                                                                            Allowing C/O to be used for reserves on Bk Stmt Program (which will be 20 months reserves). Compensating                                                                                                                                                                                                                                                                                                                          COMMENT: 2017/XX/23: DTI
                                                                                                                                                            Factors: 1) LTV. 2) Stable Employment History.                                                                                                                                                                                                                                                                                                                                                                                    *** (CLEARED) Federal HPML 2014 Non Compliant: Federal Higher-Priced Mortgage Loan: APR on subject loan of 6.75060% or Final Disclosure APR of 6.79700% is in excess of allowable threshold of APOR 3.75% + 1.5%, or 5.25000%.  Non-Compliant Higher Priced Mortgage Loan.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              COMMENT: 2017/XX/23: DTI
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              *** (CLEARED) General Ability To Repay Provision Investor Guidelines: Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or more guideline components, the loan is at ATR risk.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              COMMENT: 2017/XX/23: DTI
3738065223 XXX       XXX       XXX       1        1                                                                                                                                                                                                                         1           *** (CLEARED) TRID Esign Consent Agreement Status: ESIGN Act - Loan file does not contain evidence of borrower's consent to receive electronic disclosures. - EV1                                                                                                                                                                                                                                                                                                                       A           A           Yes      No                   FL    11/XX/2017   Purchase      Primary     XXX        $XXX                  Non QM       Non QM
3607613643 XXX       XXX       XXX       2        1       *** (CLEARED) Income Docs Missing:: Borrower: XXX - EV1                                           *** (CLEARED) Income Docs Missing:: Borrower: XXX                                                               2           *** (CURED) TRID Final Closing Disclosure With Seller - Total Closing Costs Exceeds Limits: TILA-RESPA Integrated Disclosure - Calculating Cash to Close: Final Closing Disclosure provided on 01/XX/2018 did not disclose the dollar amount by which the Total Closing Costs exceeded the legal      *** (CURED) TRID Final Closing Disclosure With Seller - Total Closing Costs Exceeds Limits: TILA-RESPA Integrated Disclosure - Calculating Cash to Close: Final Closing           B           B           Yes      No                   FL    1/XX/2018    Purchase      Primary     XXX        $XXX                  Non QM       Non QM
                                                                                                                                                            COMMENT: 2018/XX/15: File contains 13 of 24 months Business Bank Statements. Missing required documentation to              limit. (Final/01/XX/2018) - EV2                                                                                                                                                                                                                                                                       Disclosure provided on 01/XX/2018 did not disclose the dollar amount by which the Total Closing Costs exceeded the legal limit. (Final/01/XX/2018)
                                                                                                                                                            complete income audit.                                                                                                      *** (CURED) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - Recording Service Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower.    COMMENT: 2018/XX/09: $XXX
                                                                                                                                                                                                                                                                                        (77181) - EV2                                                                                                                                                                                                                                                                                         *** (CURED) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - Recording
                                                                                                                                                                                                                                                                                        *** (CLEARED) TRID Final Closing Disclosure Total Interest Percentage: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on 01/XX/2018 disclosed a Total Interest Percentage that does not match the actual total interest percentage for the loan.             Service Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (77181)
                                                                                                                                                                                                                                                                                        (Final/01/XX/2018) - EV1                                                                                                                                                                                                                                                                              COMMENT: 2018/XX/09: Even though borrower went to other company these fees are paid to somewhere additional and therefore without proof the chosen provider made the borrower get these additional fees from somewhere they are included in tolerance testing
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              *** (CLEARED) TRID Final Closing Disclosure Total Interest Percentage: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on 01/XX/2018 disclosed a Total Interest Percentage that does not match the actual total interest percentage for the loan. (Final/01/XX/2018)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              COMMENT: 2018/XX/09: Index used from Rate Lock sheet.
3852445741 XXX       XXX       XXX       2                                                                                                                                                                                                                                  2           *** (OPEN) (Doc Error) Initial GFE not provided - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                   B           B           No       Yes       Final HUD1 NV    4/XX/2006    Purchase      Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                        *** (OPEN) ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2
3015696648 XXX       XXX       XXX       2                                                                                                                                                                                                                                  2           *** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2                                                                                                                                                                                                                                                                           B           B           No       Yes       Final HUD1 OH    4/XX/2008    Purchase      Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                        *** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV1
3306004006 XXX       XXX       XXX       2                                                                                                                                                                                                                                  2           *** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2                                                                                                                                                                             *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the       B           B           No       Yes       Final HUD1 NY    7/XX/2007    Purchase      Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                        *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2                                                                                                     amount of $XXX.
                                                                                                                                                                                                                                                                                        *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2                     COMMENT: 2021/XX/18: TIL reflects termination of PMI after 103 months.  Calculated PMI duration is 166 months.
3678079439 XXX       XXX       XXX       1                                                                                                                                                                                                                                  1                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                   A           A           No       Yes       Final HUD1 MD    8/XX/2006    Purchase      Investment  XXX        $XXX
2950124623 XXX       XXX       XXX       2                                                                                                                                                                                                                                  2           *** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2                                                                                                                                                                                                                                                                                                                                                               B           B           No       Yes       Final HUD1 NY    5/XX/2007    Purchase      Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                        *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
3361100535 XXX       XXX       XXX       2                                                                                                                                                                                                                                  2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2                                                                                                                                                                                                       B           B           No       Yes       Final HUD1 PA    1/XX/2006    Purchase      Primary     XXX        $XXX
3559102297 XXX       XXX       XXX       2                *** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV1                                                                                                                              2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2                                                                                                                                                                                                       B           B           No       Yes       Final HUD1 PA    10/XX/2005   Purchase      Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                        *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
3382802126 XXX       XXX       XXX       2                *** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV1                                                                                                                              2           *** (OPEN) (Doc Error) Initial GFE not provided - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                   B           B           No       Yes       Final HUD1 PA    12/XX/2002   Purchase      Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                        *** (OPEN) (Doc Error) TIL Error: Borrower signature not dated. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) (Doc Error) TIL Error: Final TIL not signed by all required parties - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2
3693716555 XXX       XXX       XXX       2                                                                                                                                                                                                                                  2           *** (OPEN) (Doc Error) TIL Error: Final TIL signed by all required parties is blank - EV2                                                                                                                                                                                                             *** (OPEN) (Doc Error) TIL Error: Final TIL signed by all required parties is blank                                                                                               B           B           No       Yes       Final HUD1 AR    2/XX/2006    Purchase      Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                        *** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2                                                                                                                                                                             COMMENT: 2021/XX/22: TIL appears to be final but is not signed nor initialed by borrower.
                                                                                                                                                                                                                                                                                        *** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2                                                                                                                                           *** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
                                                                                                                                                                                                                                                                                        *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower. - EV2                                                                                                       COMMENT: 2021/XX/22: TIL in file indicated to be final, expected funding date is same as disbursement and/or note date but is not signed or dated by borrower so cannot confirm that borrower received.
2858711452 XXX       XXX       XXX       1                                                                                                                                                                                                                                  1                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                   A           A           No       Yes       Final HUD1 MD    2/XX/2007    Purchase      Primary     XXX        $XXX
3581159914 XXX       XXX       XXX       2                *** (OPEN) Missing Document: Appraisal not provided - EV3                                                                                                                                                         2           *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2                                                                                                                                                                                                                                                                                                            B           B           Yes      Yes       Final HUD1 FL    4/XX/2007    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                        *** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV1
3589240966 XXX       XXX       XXX       2                                                                                                                                                                                                                                  2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2                                                                                                                                                                                                       B           B           No       Yes       Final HUD1 NY    12/XX/2005   Refinance     Investment  XXX        $XXX
3816206827 XXX       XXX       XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV1                                                                                                                                                             2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for                                                                                                                                                                                    B           B           Yes      Yes       Final HUD1 NC    10/XX/2007   Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                        testing was 04/XX/2007. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
2922153900 XXX       XXX       XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV1                                                                                                                                                             2           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                                                                  B           B           Yes      Yes       Final HUD1 MN    2/XX/2007    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                        *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 08/XX/2006. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
2931486896 XXX       XXX       XXX       3                *** (OPEN) Missing Document: Missing Final 1003 - EV1                                                                                                                                                             3           *** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3                                                                                                                                                                                                                                                                          D           D           Yes      No        Missing    FL    1/XX/2007    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                        *** (OPEN) (Doc Error) Initial GFE not provided - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2006 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used
                                                                                                                                                                                                                                                                                        for testing was 07/XX/2006.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
2899740575 XXX       XXX       XXX       2                                                                                                                                                                                                                                  2           *** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2                                                                                                                                                                                                                                                                                                                                                         B           B           Yes      Yes       Final HUD1 TX    8/XX/2004    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                        *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2
2973884791 XXX       XXX       XXX       2                *** (OPEN) Final Title Policy is missing.  No evidence of title was found in file. - EV1                                                                                                                          2           *** (OPEN) (Doc Error) TIL Error: Borrower signature not dated. - EV2                                                                                                                                                                                                                                 *** (OPEN) (Doc Error) TIL Error: Final TIL not signed by all required parties                                                                                                    B           B           Yes      Yes       Final HUD1 GA    3/XX/2008    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                        *** (OPEN) (Doc Error) TIL Error: Final TIL not signed by all required parties - EV2                                                                                                                                                                                                                  COMMENT: 2017/XX/10: TIL in file indicated to be final, expected funding date same as disbursement and/or note date but is not signed or dated by borrower so cannot confirm that
                                                                                                                                                                                                                                                                                        *** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2                                                                                                                                                                             borrower received.
                                                                                                                                                                                                                                                                                        *** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2
2929995163 XXX       XXX       XXX       1                                                                                                                                                                                                                                  1           *** (CLEARED) Missing Final HUD-1: Missing Final HUD-1.  Estimated HUD1 used for any applicable Federal, State or Local compliance testing. - EV1                                                                                                                                                     *** (CLEARED) Missing Final HUD-1: Missing Final HUD-1.  Estimated HUD1 used for any applicable Federal, State or Local compliance testing.                                       A           A           No       Yes       Final HUD1 AZ    8/XX/2001    Purchase      Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              COMMENT: 2016/XX/29: Pre audit HUD was received, final HUD required to clear exception.
3439912246 XXX       XXX       XXX       1                                                                                                                                                                                                                                  1                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                   A           A           Yes      Yes       Final HUD1 TN    1/XX/2003    Refinance     Primary     XXX        $XXX
3760384257 XXX       XXX       XXX       2                *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following                                                                                                                     2           *** (OPEN) (Doc Error) TIL Error: Final TIL not signed by all required parties - EV2                                                                                                                                                                                                                  *** (OPEN) (Doc Error) TIL Error: Final TIL not signed by all required parties                                                                                                    B           B           Yes      Yes       Final HUD1 NY    8/XX/2003    Refinance     Primary     XXX        $XXX
                                                          clauses: - EV2                                                                                                                                                                                                                *** (OPEN) Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements. - EV2                                                                                                                             COMMENT: 2017/XX/16: TIL in file indicated to be final, expected funding date same as disbursement and/or note date but is not signed or dated by borrower so cannot confirm that
                                                          *** (OPEN) Missing Document: Missing Final 1003 - EV1                                                                                                                                                                                                                                                                                                                                                                                                                                                                               borrower received.
3705230176 XXX       XXX       XXX       1                *** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV1                                                                                                                              1                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                   A           A           No       Yes       Final HUD1 TX    6/XX/2000    Purchase      Primary     XXX        $XXX
2945018100 XXX       XXX       XXX       2                                                                                                                                                                                                                                  2           *** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2                                                                                                                                                         *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the       B           B           No       Yes       Final HUD1 IL    8/XX/2006    Purchase      Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                        *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2                                                                                                                          amount of $XXX.
                                                                                                                                                                                                                                                                                        *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2                                                                                                     COMMENT: 2018/XX/30: Unable to determine under disclosure due to missing itemization of amount financed.
                                                                                                                                                                                                                                                                                        *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 07/XX/2006. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
3430352545 XXX       XXX       XXX       3                *** (OPEN) Missing Document: Missing Final 1003 - EV1                                                                                                                                                             3           *** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3                                                                                                                                                                                                                                                                          D           D           Yes      No        Missing    NC    12/XX/2006   UTD           Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                        *** (OPEN) (Doc Error) Initial GFE not provided - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 12/XX/2006 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2006 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
2814016685 XXX       XXX       XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV1                                                                                                                                                             2           *** (OPEN) (Doc Error) Initial GFE not provided - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                   B           B           Yes      Yes       Final HUD1 NM    7/XX/2009    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                        *** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Alternate source used for application date - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 07/XX/2009 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings. - EV2
                                                                                                                                                                                                                                                                                        *** (CLEARED) (Fed High Cost) Federal High-Cost Mortgage Loan (Calculated APR/Rate): Truth in Lending Act (HOEPA): APR Threshold is exceeded by .30860%. APR of 11.46860% exceeds a threshold of 11.16000% based on the US Treasury for comparable maturities of 3.16000% plus jurisdiction allowable margin of 8.00000%.  Non-Compliant High Cost Loan. - EV1
                                                                                                                                                                                                                                                                                        *** (CLEARED) FACTA Disclosure Missing: Unable to determine FACTA Credit Score Disclosure was provided due to missing information. - EV1
                                                                                                                                                                                                                                                                                        *** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV1
                                                                                                                                                                                                                                                                                        *** (CLEARED) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV1
                                                                                                                                                                                                                                                                                        *** (CLEARED) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2009 which is 5 months prior to consummation.  A lookback was performed to determine this application date. Due to missing
                                                                                                                                                                                                                                                                                        HUD-1 or Closing Disclosure, no fees were used in testing. - EV1
                                                                                                                                                                                                                                                                                        *** (CLEARED) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2009 which is 5 months prior to consummation. A lookback was performed to determine this application date. - EV1
                                                                                                                                                                                                                                                                                        *** (CLEARED) New Mexico Tangible Net Benefit Test: New Mexico Home Loan: Unable to determine if refinance loan was made without tangible net benefit to borrower due to missing prior loan information. - EV1
3517621544 XXX       XXX       XXX       2                *** (OPEN) Missing Document: Appraisal not provided - EV3                                                                                                                                                         2           *** (OPEN) (Doc Error) Initial GFE not provided - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                   B           B           No       Yes       Final HUD1 PA    6/XX/2007    Purchase      UTD         XXX        $XXX
                                                          *** (OPEN) Missing Document: Credit Report not provided - EV3                                                                                                                                                                 *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                          *** (OPEN) Missing Document: Missing Final 1003 - EV1                                                                                                                                                                         *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for
                                                          *** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV1                                                                                                                                          testing was 12/XX/2006. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2
                                                                                                                                                                                                                                                                                        *** (CLEARED) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 06/XX/2007 used as disbursement date for compliance testing. - EV1
                                                                                                                                                                                                                                                                                        *** (CLEARED) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV1
                                                                                                                                                                                                                                                                                        *** (CLEARED) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2007 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date
                                                                                                                                                                                                                                                                                        used for testing was 12/XX/2006.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV1
3360419486 XXX       XXX       XXX       2                                                                                                                                                                                                                                  2           *** (OPEN) ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2                                                                                                                                                                                                                                                                                                               B           B           Yes      Yes       Final HUD1 PA    11/XX/2006   Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                        *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2
3028413218 XXX       XXX       XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV1                                                                                                                                                             2           *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2                                                                                                                                                                                                                                                                                       B           B           Yes      Yes       Final HUD1 GA    6/XX/2007    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                        *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/XX/2006. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
3399295985 XXX       XXX       XXX       2                *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following                                                                                                                     2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 01/XX/2003 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                                                                 B           B           Yes      Yes       Final HUD1 MS    1/XX/2003    Refinance     Primary     XXX        $XXX
                                                          clauses: - EV2                                                                                                                                                                                                                *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                          *** (OPEN) Missing Document: Missing Final 1003 - EV1                                                                                                                                                                         *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 01/XX/2003, prior to three (3) business days from transaction date of 01/XX/2003. - EV2
3218297570 XXX       XXX       XXX       2                *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following                                                                                                                     2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 01/XX/2008 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                                                                 B           B           Yes      Yes       Final HUD1 MS    1/XX/2008    Refinance     Primary     XXX        $XXX
                                                          clauses: - EV2                                                                                                                                                                                                                *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                          *** (OPEN) Missing Document: Missing Final 1003 - EV1                                                                                                                                                                         *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 01/XX/2008, prior to three (3) business days from transaction date of 01/XX/2008. - EV2
3498126226 XXX       XXX       XXX       1                *** (OPEN) Missing Document: Missing Final 1003 - EV1                                                                                                                                                             1                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                   A           A           Yes      Yes       Final HUD1 VA    8/XX/2006    Refinance     Primary     XXX        $XXX
3246024772 XXX       XXX       XXX       2                *** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV1                                                                                                                              2           *** (OPEN) ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2                                                                                                                                                                  *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the       B           B           Yes      Yes       Final HUD1 IN    3/XX/2005    Purchase      Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                        *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2                                                                                                                          amount of $XXX.
                                                                                                                                                                                                                                                                                        *** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2                                                                                                                                                                             COMMENT: 2020/XX/04: Unable to determine reason for under disclosure due to missing itemization of amount financed.
                                                                                                                                                                                                                                                                                        *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
2908346863 XXX       XXX       XXX       2                                                                                                                                                                                                                                  2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for                                                                                                                                                                                    B           B           No       Yes       Final HUD1 LA    2/XX/2008    Purchase      Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                        testing was 08/XX/2007. - EV2
3253389578 XXX       XXX       XXX       2                                                                                                                                                                                                                                  2           *** (OPEN) (Doc Error) Initial GFE not provided - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                   B           B           No       Yes       Final HUD1 DE    5/XX/2007    Purchase      Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                        *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/XX/2006. - EV2
3037666961 XXX       XXX       XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV1                                                                                                                                                             2           *** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provded.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing. - EV2                                                                   *** (OPEN) Notice of Special Flood Hazard Disclosure Not Provided Timely: FDPA Notification Rule: Creditor did not provide a Notice of Special Flood Hazard Disclosure within a   B           B           Yes      Yes       Final HUD1 FL    5/XX/2010    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                        *** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2                                                                                                       reasonable time prior to closing.
                                                                                                                                                                                                                                                                                        *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                COMMENT: 2018/XX/20: FDPA Notification Rule: Creditor did not provide a Notice of Special Flood Hazard Disclosure within a reasonable time prior to closing.
                                                                                                                                                                                                                                                                                        *** (OPEN) Notice of Special Flood Hazard Disclosure Not Provided Timely: FDPA Notification Rule: Creditor did not provide a Notice of Special Flood Hazard Disclosure within a reasonable time prior to closing. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) RESPA (2010) -  Existence of Escrow Account on Final GFE Inaccurate: RESPA (2010): Existence of escrow account disclosed on Final GFE does not match actual terms. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) RESPA (2010) - 0% Tolerance (Line 1203) Without Cure: RESPA (2010): 0% tolerance violation for 1203 fee without evidence of sufficient cure provided. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) RESPA (2010) - 0% Tolerance (Line 802) Without Cure: RESPA (2010): 0% tolerance violation for 802 fee without evidence of sufficient cure provided. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) RESPA (2010) - 0% Tolerance (Line 803) Without Cure: RESPA (2010): 0% tolerance violation for 803 fee without evidence of sufficient cure provided. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) RESPA -  Initial Escrow Account Statement Missing: RESPA: Initial escrow account statement was not provided to the borrower. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) TIL-MDIA 7-day Waiting Period - Initial TIL Less than 7 days from Consummation: Truth in Lending Act (Early TIL Disclosure):  Initial TIL was not delivered to the borrower at least seven (7) business days prior to note date. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
3515348840 XXX       XXX       XXX       2                                                                                                                                                                                                                                  2           *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2                                                                                                     *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the       B           B           No       Yes       Final HUD1 NJ    6/XX/2003    Purchase      Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              amount of $XXX.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              COMMENT: 2019/XX/24: Unable to determine under disclosure due to missing itemization of amount financed.
2966059667 XXX       XXX       XXX       2                                                                                                                                                                                                                                  2           *** (OPEN) (Doc Error) TIL Error: Borrower signature not dated. - EV2                                                                                                                                                                                                                                                                                                                                                                                                                   B           B           Yes      Yes       Final HUD1 IL    9/XX/2005    Purchase      Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                        *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 08/XX/2005. - EV2
3372974299 XXX       XXX       XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV1                                                                                                                                                             2           *** (OPEN) (Doc Error) Initial GFE not provided - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                   B           B           Yes      Yes       Final HUD1 MD    11/XX/2007   Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                        *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 11/XX/2007 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Maryland Late Charge Grace Period Testing: Maryland Late Charge: Note grace period of 10 days is less than the state minimum of 15 days. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 11/XX/2007, prior to three (3) business days from transaction date of 11/XX/2007. - EV2
3488301073 XXX       XXX       XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV1                                                                                                                                                             2           *** (OPEN) (Doc Error) Initial GFE not provided - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                   B           B           Yes      Yes       Final HUD1 CT    2/XX/2004    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                        *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
2994429569 XXX       XXX       XXX       2                *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following                                                                                                                     2           *** (OPEN) ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM. - EV2                                                                *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the       B           B           Yes      Yes       Final HUD1 CA    6/XX/2006    Refinance     Primary     XXX        $XXX
                                                          clauses: - EV2                                                                                                                                                                                                                *** (OPEN) California Prepayment Penalty: California Prepayment Penalty: Maximum prepay  allowed is 6 months interest calculated on 80% of the original balance ($XXX).  Loan contracts for maximum calculated prepay of $XXX, which exceeds max allowable. Prepay may be impermissible depending on  amount of $XXX.
                                                                                                                                                                                                                                                                                        the lender's license type.  Prepay language states prepay will not exceed maximum permitted by applicable law. - EV2                                                                                                                                                                                  COMMENT: 2020/XX/29: The Lenders TIL reflects an MI premium through 240 payments, however, the audited TIL indicates MI should fall off after 260.
                                                                                                                                                                                                                                                                                        *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
3001594422 XXX       XXX       XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV1                                                                                                                                                             2           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                                                                  B           B           No       Yes       Final HUD1 GA    3/XX/2007    Refinance     Investment  XXX        $XXX
                                                                                                                                                                                                                                                                                        *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 09/XX/2006. - EV2
3715296555 XXX       XXX       XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV1                                                                                                                                                             2           *** (OPEN) (Doc Error) Initial GFE not provided - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                   B           B           No       Yes       Final HUD1 FL    4/XX/2003    Construction- Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Permanent
3073155718 XXX       XXX       XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV1                                                                                                                                                             2           *** (OPEN) (Doc Error) Initial GFE not provided - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                   B           B           Yes      Yes       Final HUD1 PA    12/XX/2007   Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                        *** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 06/XX/2007. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower. - EV2
3835850686 XXX       XXX       XXX       2                *** (OPEN) Missing Document: FHA Case Number Assignment not provided - EV3                                                                                                                                        2           *** (OPEN) (Doc Error) TIL Error: Borrower signature not dated. - EV2                                                                                                                                                                                                                                                                                                                                                                                                                   B           B           Yes      Yes       Final HUD1 NY    3/XX/2001    Purchase      Primary     XXX        $XXX
                                                          *** (OPEN) Missing Document: FHA Mortgage Insurance Certificate not provided - EV3                                                                                                                                            *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                          *** (OPEN) Missing Document: HUD/VA 92900-A not provided - EV3                                                                                                                                                                *** (OPEN) FHA Case Number Assignment Date Missing: FHA Case # Assignment Date missing.  Creditor application date used as FHA case # assignment date for purposes of any applicable compliance testing. - EV2
                                                          *** (OPEN) Missing Document: Missing Final 1003 - EV1                                                                                                                                                                         *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2001 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 09/XX/2000. - EV2
3018247014 XXX       XXX       XXX       2                                                                                                                                                                                                                                  2           *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2                                                                                                     *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the       B           B           Yes      Yes       Final HUD1 FL    8/XX/2004    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              amount of $XXX.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              COMMENT: 2018/XX/29: Loan is under disclosed by $XXX due to the Lender not including the closing fee of $XXX the wire fee of $XXX and the courier fee of $XXX in the itemization of amount financed.
2903051793 XXX       XXX       XXX       2                                                                                                                                                                                                                                  2           *** (OPEN) (Doc Error) GFE Error: There is no evidence that the interest rate was locked prior to closing - EV2                                                                                                                                                                                       *** (OPEN) RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA Servicing Disclosure Rule: Creditor did not      B           B           Yes      Yes       Final HUD1 MA    1/XX/2011    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                        *** (OPEN) RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan. - EV2                                                                                                                                                       provide Servicing Disclosure Statement to applicant within three (3) business days of application.
                                                                                                                                                                                                                                                                                        *** (OPEN) RESPA (2010) -  Interest Rate on GFE Inaccurate: RESPA (2010): Interest Rate on GFE does not match Note. - EV2                                                                                                                                                                             COMMENT: 2018/XX/28: Information verify.
                                                                                                                                                                                                                                                                                        *** (OPEN) RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) RESPA (2010) - 0% Tolerance (Line 802) Without Cure: RESPA (2010): 0% tolerance violation for 802 fee without evidence of sufficient cure provided. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) RESPA (2010) - 0% Tolerance (Line 803) Without Cure: RESPA (2010): 0% tolerance violation for 803 fee without evidence of sufficient cure provided. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) RESPA (2010) - GFE column on HUD Comparison Chart Inaccurate: RESPA (2010) - GFE column on page 3 of Final HUD-1 does not match most recently disclosed GFE. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement to applicant within three (3) business days of application. - EV2
3601331916 XXX       XXX       XXX       2                                                                                                                                                                                                                                  2           *** (OPEN) (Doc Error) Initial GFE not provided - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                   B           B           Yes      Yes       Final HUD1 PA    9/XX/1998    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                        *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
3396853576 XXX       XXX       XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV1                                                                                                                                                             2           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                                                                  B           B           Yes      Yes       Final HUD1 NY    4/XX/2005    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                        *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/XX/2004. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act:  Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s). - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 04/XX/2005, prior to three (3) business days from transaction date of 06/XX/2005. - EV2
3118222235 XXX       XXX       XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV1                                                                                                                                                             2           *** (OPEN) (Doc Error) Initial GFE not provided - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                   B           B           Yes      Yes       Final HUD1 SC    3/XX/2004    Refinance     Primary     XXX        $XXX
                                                          *** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV1                                                                                                                                          *** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 09/XX/2003. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) South Carolina Home Loan (Complaint Agency Disclosure Not Provided): South Carolina Home Loan: Borrower not provided with a document specifying the agency designated to receive complaints or inquiries about the origination and making of the loan. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) South Carolina Home Loan (No Tangible Net Benefit): Unable to test tangible net benefit due to missing information. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
3290562855 XXX       XXX       XXX       2                                                                                                                                                                                                                                  2           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the       B           B           Yes      Yes       Final HUD1 FL    9/XX/2013    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                        *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2                                                                                                     amount of $XXX.
                                                                                                                                                                                                                                                                                        *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2013 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for  COMMENT: 2018/XX/29: Unable to determine the reason for the under disclosure due to missing the itemization of amount financed.
                                                                                                                                                                                                                                                                                        testing was 03/XX/2013. - EV2                                                                                                                                                                                                                                                                         *** (OPEN) RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing
                                                                                                                                                                                                                                                                                        *** (OPEN) RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan. - EV2                                                                                                                                                       requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                        *** (OPEN) RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note. - EV2                                                                                                                                                                     COMMENT: 2018/XX/05: Missing initial 1003
                                                                                                                                                                                                                                                                                        *** (OPEN) RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) TIL-MDIA - Initial TIL Missing: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not provided to the borrower. - EV2
2890517549 XXX       XXX       XXX       2                                                                                                                                                                                                                                  2           *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2                                                                                                     *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the       B           B           Yes      Yes       Final HUD1 CA    5/XX/2007    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                        *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for  amount of $XXX.
                                                                                                                                                                                                                                                                                        testing was 02/XX/2007. - EV2                                                                                                                                                                                                                                                                         COMMENT: 2018/XX/18: Unable to determine under disclosure due to missing itemization of prepaid finance charges on the itemization of amount financed.
3773034980 XXX       XXX       XXX       2                *** (CLEARED) Final Title Policy is missing. No evidence of title in file. - EV1                                                                                                                                  2           *** (OPEN) (Doc Error) Initial GFE not provided - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                   B           B           Yes      Yes       Final HUD1 NJ    10/XX/2006   Refinance     Primary     XXX        $XXX
                                                          *** (OPEN) Missing Document: Missing Final 1003 - EV1                                                                                                                                                                         *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 04/XX/2006. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
3373538090 XXX       XXX       XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV1                                                                                                                                                             2           *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2                                                                                                                                                                                                                                                                                                            B           B           Yes      Yes       Final HUD1 FL    7/XX/2007    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                        *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 07/XX/2007 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 07/XX/2007, prior to three (3) business days from transaction date of 07/XX/2007. - EV2
3468266923 XXX       XXX       XXX       2                *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following                                                                                                                     2           *** (OPEN) (Doc Error) Initial GFE not provided - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                   B           B           Yes      Yes       Final HUD1 FL    7/XX/2007    Refinance     Primary     XXX        $XXX
                                                          clauses: - EV2                                                                                                                                                                                                                *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 07/XX/2007 used as disbursement date for compliance testing. - EV2
                                                          *** (OPEN) Missing Document: Missing Final 1003 - EV1                                                                                                                                                                         *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 01/XX/2007. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 07/XX/2007, prior to three (3) business days from transaction date of 07/XX/2007. - EV2
2828277866 XXX       XXX       XXX       2                                                                                                                                                                                                                                  2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for                                                                                                                                                                                    B           B           Yes      Yes       Final HUD1 MA    3/XX/2007    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                        testing was 09/XX/2006. - EV2
2960294868 XXX       XXX       XXX       2                                                                                                                                                                                                                                  2           *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2                                                                                                     *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the       B           B           Yes      Yes       Final HUD1 NY    6/XX/2003    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                        *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for  amount of $XXX.
                                                                                                                                                                                                                                                                                        testing was 03/XX/2003. - EV2                                                                                                                                                                                                                                                                         COMMENT: 2018/XX/09: Unable to determine under disclosure due to missing itemization of amount financed.
                                                                                                                                                                                                                                                                                        *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
3090820368 XXX       XXX       XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV1                                                                                                                                                             2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 09/XX/2006 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                                                                 B           B           Yes      Yes       Final HUD1 MI    9/XX/2006    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                        *** (OPEN) Michigan Consumer Caution and Home Ownership Counseling Notice Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Michigan Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided Timely): Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Michigan Consumer Mortgage Protection Act (Counseling Agencies List): Michigan Consumer Mortgage Protection Act:  List of HUD-approved credit counseling agencies not provided to borrower. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 03/XX/2006. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 09/XX/2006, prior to three (3) business days from transaction date of 09/XX/2006. - EV2
3026133911 XXX       XXX       XXX       2                *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following                                                                                                                     2           *** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2                                                                                                                                                                       *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the       B           B           Yes      Yes       Final HUD1 CA    4/XX/2006    Refinance     Primary     XXX        $XXX
                                                          clauses: - EV2                                                                                                                                                                                                                *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2                                                                                                                          amount of $XXX.
                                                          *** (OPEN) Missing Document: Missing Final 1003 - EV1                                                                                                                                                                         *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2                                                                                                     COMMENT: 2018/XX/17: TIL Itemization disclosed prepaid finance charges in the amount of $XXX (not itemized) and final HUD reflects $XXX. Loan approval indicates the Index of
                                                                                                                                                                                                                                                                                        *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for  3.560%. The only Index available in our look-back period is 3.660%.
                                                                                                                                                                                                                                                                                        testing was 10/XX/2005. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 05/XX/2006, prior to three (3) business days from transaction date of 04/XX/2006. - EV2
3701956029 XXX       XXX       XXX       2                                                                                                                                                                                                                                  2           *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2                                                                                                                                                                                                                                                                                                            B           B           Yes      Yes       Final HUD1 PA    12/XX/2007   Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                        *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/XX/2007. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV1
3217010737 XXX       XXX       XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV1                                                                                                                                                             2           *** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2                                                                                                                                                                                                                                                                                                                                           B           B           Yes      Yes       Final HUD1 CA    12/XX/2006   Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                    *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/XX/2006. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV1
3201528932 XXX       XXX       XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV1                                                                                                                                                             2           *** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2                                                                                                                                                                                                                                                                                                                                           B           B           Yes      Yes       Final HUD1 CA    9/XX/2006    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                        *** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2006 which is 0 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 09/XX/2006. - EV2
3310130335 XXX       XXX       XXX       2                                                                                                                                                                                                                                  2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/1998 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for                                                                                                                                                                                    B           B           No       Yes       Final HUD1 NC    9/XX/1998    Purchase      Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                        testing was 03/XX/1998. - EV2
3347243615 XXX       XXX       XXX       2                                                                                                                                                                                                                                  2           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2                                                                                                                                                                                               B           B           No       Yes       Final HUD1 MN    4/XX/2004    Purchase      Primary     XXX        $XXX
2906957476 XXX       XXX       XXX       2                                                                                                                                                                                                                                  2           *** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2                                                                                                                                                                                                                                                                                                                                                               B           B           Yes      Yes       Final HUD1 TX    5/XX/2008    Purchase      Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                        *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/XX/2007. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
3330782453 XXX       XXX       XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV1                                                                                                                                                             2           *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2                                                                                                                          *** (OPEN) Louisiana Late Charge Grace Period Testing: Note grace period less than minimum per state.                                                                             B           B           Yes      Yes       Final HUD1 LA    12/XX/2005   Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                        *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 12/XX/2005 used as disbursement date for compliance testing. - EV2                                                                               COMMENT: 2019/XX/07: Grace period not allowed per state (LA) - min grace period for LA is 10 days - note/TIL states 7 days
                                                                                                                                                                                                                                                                                        *** (OPEN) Louisiana Late Charge Grace Period Testing: Note grace period less than minimum per state. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 06/XX/2005. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 12/XX/2005, prior to three (3) business days from transaction date of 12/XX/2005. - EV2
3475179254 XXX       XXX       XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV1                                                                                                                                                             2           *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2                                                                                                                          *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the       B           B           Yes      Yes       Final HUD1 IL    4/XX/2007    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                        *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 04/XX/2007 used as disbursement date for compliance testing. - EV2                                                                               amount of $XXX.
                                                                                                                                                                                                                                                                                        *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2                                                                                                     COMMENT: 2019/XX/07: Unable to determine under disclosure due to missing itemization of amount financed.
                                                                                                                                                                                                                                                                                        *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/XX/2006. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 04/XX/2007, prior to three (3) business days from transaction date of 04/XX/2007. - EV2
2985885291 XXX       XXX       XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV1                                                                                                                                                             2           *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2                                                                                                                                                                                                                                                                                                            B           B           Yes      Yes       Final HUD1 WA    8/XX/2007    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                        *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2007 which is 0 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 08/XX/2007. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
2989057797 XXX       XXX       XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV1                                                                                                                                                             2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 10/XX/2007 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                                                                 B           B           Yes      Yes       Final HUD1 PA    10/XX/2007   Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                        *** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 04/XX/2007. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 10/XX/2007, prior to three (3) business days from transaction date of 10/XX/2007. - EV2
3374358076 XXX       XXX       XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV1                                                                                                                                                             2           *** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2                                                                                                                                                                                                                                                                                         B           B           Yes      Yes       Final HUD1 IN    7/XX/2006    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                        *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 07/XX/2006 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 01/XX/2006. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 07/XX/2006, prior to three (3) business days from transaction date of 07/XX/2006. - EV2
3601321653 XXX       XXX       XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV1                                                                                                                                                             2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 08/XX/2007 used as disbursement date for compliance testing. - EV2                                                                               *** (OPEN) Note Error: Note grace period days less than minimum per state                                                                                                         B           B           Yes      Yes       Final HUD1 UT    8/XX/2007    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                        *** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2                                                                                                                                                                             COMMENT: 2019/XX/09: 7 day grace period is less than the state of UT minimum grace period of 10 days.
                                                                                                                                                                                                                                                                                        *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for  *** (OPEN) Utah Late Charge Grace Period Testing: Note grace period less than minimum per state.
                                                                                                                                                                                                                                                                                        testing was 02/XX/2007. - EV2                                                                                                                                                                                                                                                                         COMMENT: 2019/XX/08: 7 day grace period is less than the state of UT minimum grace period of 10 days.
                                                                                                                                                                                                                                                                                        *** (OPEN) Note Error: Note grace period days less than minimum per state - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 08/XX/2007, prior to three (3) business days from transaction date of 08/XX/2007. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Utah Late Charge Grace Period Testing: Note grace period less than minimum per state. - EV2
3210932493 XXX       XXX       XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV1                                                                                                                                                             2           *** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing. - EV2                                                                                                                                                                                                                                                    B           B           Yes      Yes       Final HUD1 NY    8/XX/2007    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                        *** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2
3556500537 XXX       XXX       XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV1                                                                                                                                                             2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 12/XX/2007 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                                                                 B           B           No       Yes       Final HUD1 FL    12/XX/2007   Refinance     Investment  XXX        $XXX
                                                          *** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV1                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 06/XX/2007. - EV2
3423258665 XXX       XXX       XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                     2           *** (OPEN) (Doc Error) Initial GFE not provided - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                   B           B           Yes      Yes       Final HUD1 FL    1/XX/2007    Refinance     Primary     XXX        $XXX
                                                          *** (OPEN) Missing Document: Missing Final 1003 - EV1                                                                                                                                                                         *** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Unable to determine if Notice of Right to Cancel was executed on the proper Model Form. The H-9 form was used instead of the H-8 form, however, the loan file does not contain evidence that the refinance was by the original creditor. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 07/XX/2006. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest. - EV2
3090581454 XXX       XXX       XXX       2                *** (CLEARED) Final Title Policy is missing. No evidence of title in file. - EV1                                                                                                                                  2           *** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2                                                                                                                                                                                                                                                                                         B           B           Yes      Yes       Final HUD1 PA    1/XX/2007    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                        *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 07/XX/2006. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
3317313297 XXX       XXX       XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV1                                                                                                                                                             2           *** (OPEN) (Doc Error) Initial GFE not provided - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                   B           B           Yes      Yes       Final HUD1 MA    9/XX/2007    Refinance     Primary     XXX        $XXX
                                                          *** (CLEARED) Title Policy is Preliminary or Commitment, and not a Final Title Policy. - EV1                                                                                                                                  *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 09/XX/2007 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 03/XX/2007. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 09/XX/2007, prior to three (3) business days from transaction date of 09/XX/2007. - EV2
2839087828 XXX       XXX       XXX       2                                                                                                                                                                                                                                  2           *** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2                                                                                                                                                                                                                                                                                                                                                               B           B           Yes      Yes       Final HUD1 MD    7/XX/2011    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                        *** (OPEN) Maryland Mortgage Lending Regulations (Tangible Net Benefit Worksheet Not Provided): Maryland Mortgage Lending Regulations: Net Tangible Benefit Worksheet not provided to borrower. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) RESPA (2010) - 0% Tolerance (Line 1203) Without Cure: RESPA (2010): 0% tolerance violation for 1203 fee without evidence of sufficient cure provided. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) RESPA (2010) - 10% Tolerance With Cure: RESPA (2010): 10% tolerance violation with evidence of cure provided on Final HUD-1. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: RESPA: Initial GFE not provided to Borrower(s) within three (3) business days of Application Date. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) TIL-MDIA 3-day Waiting Period - Corrected TIL for APR Inaccuracy Received Less than 3 Business Days from Consummation: Truth in Lending Act (Early TIL Disclosure):  Corrected TIL for APR inaccuracy was not received by the borrower at least three (3) business days prior to closing.
                                                                                                                                                                                                                                                                                        - EV2
2795229856 XXX       XXX       XXX       2                *** (OPEN) Missing Valuation: - EV3                                                               *** (OPEN) Missing Valuation:                                                                                   2           *** (OPEN) (Doc Error) GFE Error: There is no evidence that the interest rate was locked prior to closing - EV2                                                                                                                                                                                                                                                                                                                                                                         B           B           Yes      Yes       Final HUD1 CA    3/XX/2013    Refinance     Primary     XXX        $XXX
                                                          *** (OPEN) Missing Document: Missing Final 1003 - EV1                                             COMMENT: 2019/XX/13: Appraisal not provided                                                                                 *** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) 2011 TIL-MDIA - Introductory Escrow Payment Inaccurate: Truth in Lending Act (MDIA 2011):  The amount of taxes and insurance, including any mortgage insurance, on the Final TIL does not match the amount of taxes and insurance, including any mortgage insurance, for the loan. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) 2011 TIL-MDIA Rate-Payment Summary Table - Introductory Total Payment (PITI) Inaccurate: Truth in Lending Act (MDIA 2011):  Total payment amount (PITI) on the Final TIL does not match the total payment amount for the loan. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2013 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) SAFE Act - Individual LO NMLS does not match NMLS: Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator NMLSR information on loan documents does not match NMLSR. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) SAFE Act - Individual LO NMLS license status not approved: Unable to test Individual Loan Originator license status due to missing information. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) SAFE Act - LO Company NMLS license status not approved: Unable to test LO company status due to missing information. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) SAFE Act - LO Company not licensed at time of application: Unable to test LO company NMLS license due to missing information. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                        *** (CLEARED) Missing Document: Missing Lender's Initial 1003 - EV1
                                                                                                                                                                                                                                                                                        *** (CANCELLED) SAFE Act - LO Company NMLS license status not approved: Secure and Fair Enforcement for Mortgage Licensing Act: Loan Originator Organization not in approved license status to conduct loan origination activities. - EV1
                                                                                                                                                                                                                                                                                        *** (CANCELLED) SAFE Act - LO Company not licensed at time of application: Secure and Fair Enforcement for Mortgage Licensing Act: Loan Originator Organization not NMLS licensed or registered at time of application. - EV1
3296027968 XXX       XXX       XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV1                                                                                                                                                             2           *** (OPEN) (Doc Error) Initial GFE not provided - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                   B           B           Yes      Yes       Final HUD1 GA    4/XX/2006    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                        *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 04/XX/2006 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/XX/2005. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Right of Rescission Timing - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 04/XX/2006, prior to three (3) business days from transaction date of 04/XX/2006. - EV2
3720323187 XXX       XXX       XXX       2                *** (OPEN) Missing Valuation: - EV3                                                               *** (OPEN) Missing Valuation:                                                                                   2           *** (OPEN) ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2                                                                                                                                                                                                                                                                                                                                                    B           B           Yes      Yes       Final HUD1 NJ    4/XX/2008    Refinance     Primary     XXX        $XXX
                                                          *** (OPEN) Missing Document: Missing Final 1003 - EV1                                             COMMENT: 2019/XX/13: Appraisal not provided                                                                                 *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 04/XX/2008 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/XX/2007. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 04/XX/2008, prior to three (3) business days from transaction date of 04/XX/2008. - EV2
3482499543 XXX       XXX       XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV1                                                                                                                                                             2           *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2                                                                                                                          *** (OPEN) Note Error: Note grace period days less than minimum per state                                                                                                         B           B           Yes      Yes       Final HUD1 LA    10/XX/2003   Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                        *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 10/XX/2003 used as disbursement date for compliance testing. - EV2                                                                               COMMENT: 2019/XX/09: Grace period not allowed per state (LA) - min grace period for (LA) is 10 days - note states 7 days
                                                                                                                                                                                                                                                                                        *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 04/XX/2003. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Note Error: Note grace period days less than minimum per state - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 10/XX/2003, prior to three (3) business days from transaction date of 10/XX/2003. - EV2
3220170064 XXX       XXX       XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV1                                                                                                                                                             2           *** (OPEN) ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information. - EV2                                                                                                                                                                                                                                                                                                                        B           B           Yes      Yes       Final HUD1 FL    10/XX/2007   Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                        *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 10/XX/2007 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 04/XX/2007. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 10/XX/2007, prior to three (3) business days from transaction date of 10/XX/2007. - EV2
3472968221 XXX       XXX       XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV1                                                                                                                                                             2           *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2                                                                                                                          *** (OPEN) Pennsylvania Prepayment Penalty Banking Code: Pennsylvania Prepayment Penalty:  Prepayment penalty not permissible on a loan made by a Pennsylvania-chartered bank or  B           B           Yes      Yes       Final HUD1 PA    4/XX/2005    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                        *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 04/XX/2005 used as disbursement date for compliance testing. - EV2                                                                               bank and trust company.
                                                                                                                                                                                                                                                                                        *** (OPEN) Pennsylvania Prepayment Penalty Banking Code: Pennsylvania Prepayment Penalty:  Prepayment penalty not permissible on a loan made by a Pennsylvania-chartered bank or bank and trust company. - EV2                                                                                        COMMENT: 2019/XX/10: PPP expired.  Prepayment penalty not allowed on loan made by Pennsylvania-chartered bank or bank and trust company per State (PA).  Lender is XXX.
                                                                                                                                                                                                                                                                                        *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 04/XX/2005, prior to three (3) business days from transaction date of 04/XX/2005. - EV2
2947746372 XXX       XXX       XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV1                                                                                                                                                             2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for                                                                                                                                                                                    B           B           Yes      Yes       Final HUD1 OR    1/XX/2004    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                        testing was 12/XX/2003. - EV2
3104234639 XXX       XXX       XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV1                                                                                                                                                             2           *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2                                                                                                                          *** (OPEN) Connecticut Prepayment Penalty Test: Connecticut Prepayment Penalty:  Prepayment penalty not permissible by state law under the Mortgage Lenders, Correspondent        B           B           Yes      Yes       Final HUD1 CT    1/XX/2008    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                        *** (OPEN) Connecticut Prepayment Penalty Test: Connecticut Prepayment Penalty:  Prepayment penalty not permissible by state law under the Mortgage Lenders, Correspondent Lenders, Brokers and Loan Originators Act. - EV2                                                                           Lenders, Brokers and Loan Originators Act.
                                                                                                                                                                                                                                                                                        *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 01/XX/2008 used as disbursement date for compliance testing. - EV2                                                                               COMMENT: 2019/XX/10: PPP Expired. PPP of 3%,2%,1% exceeds (CT) limit of 0. Lender is XXX.
                                                                                                                                                                                                                                                                                        *** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 07/XX/2007. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 01/XX/2008, prior to three (3) business days from transaction date of 01/XX/2008. - EV2
3338789870 XXX       XXX       XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV1                                                                                                                                                             2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 07/XX/2007 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                                                                 B           B           Yes      Yes       Final HUD1 WV    7/XX/2007    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                        *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 07/XX/2007, prior to three (3) business days from transaction date of 07/XX/2007. - EV2
2868501557 XXX       XXX       XXX       2                *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following                                                                                                                     2           *** (OPEN) ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2                                                                                                                                                                                                                                                                                                                                                    B           B           Yes      Yes       Final HUD1 FL    8/XX/2006    Refinance     Primary     XXX        $XXX
                                                          clauses: - EV2                                                                                                                                                                                                                *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2
                                                          *** (OPEN) Missing Document: Missing Final 1003 - EV1                                                                                                                                                                         *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 08/XX/2006 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 07/XX/2006. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 08/XX/2006, prior to three (3) business days from transaction date of 08/XX/2006. - EV2
3259755615 XXX       XXX       XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV1                                                                                                                                                             2           *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2                                                                                                                                                                                                                                                                                                            B           B           Yes      Yes       Final HUD1 OH    10/XX/2006   Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                        *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 10/XX/2006 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Ohio Standard Prepayment Penalty SMLA: Ohio Prepayment Penalty:  Prepayment penalty not permissible on a refinance. (applies only to Second Mortgage Loan Act registrants) - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 10/XX/2006, prior to three (3) business days from transaction date of 10/XX/2006. - EV2
3458660698 XXX       XXX       XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV1                                                                                                                                                             2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 02/XX/2008 used as disbursement date for compliance testing. - EV2                                                                               *** (OPEN) Virginia Prepayment Penalty: Virginia Prepayment Penalty:  Loan on an owner-occupied property contains an impermissible prepayment penalty of greater than 2% of the   B           B           Yes      Yes       Final HUD1 VA    2/XX/2008    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                        *** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2                                                                                                                                                                             prepaid balance.
                                                                                                                                                                                                                                                                                        *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for  COMMENT: 2019/XX/10: PPP of 3% exceeds (VA) limit of 2%. XXX testing was 08/XX/2007. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 02/XX/2008, prior to three (3) business days from transaction date of 02/XX/2008. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Virginia Prepayment Penalty: Virginia Prepayment Penalty:  Loan on an owner-occupied property contains an impermissible prepayment penalty of greater than 2% of the prepaid balance. - EV2
3153198082 XXX       XXX       XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV1                                                                                                                                                             2           *** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2                                                                                                                                                                                                                                                                                                                                                               B           B           Yes      Yes       Final HUD1 AZ    3/XX/2007    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                        *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 09/XX/2006. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
2797676752 XXX       XXX       XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV1                                                                                                                                                             2           *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2                                                                                                                          *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the       B           B           Yes      Yes       Final HUD1 CA    9/XX/2002    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                        *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2                                                                                                     amount of $XXX.
                                                                                                                                                                                                                                                                                        *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for  COMMENT: 2019/XX/13: Under disclosure is due to the lender utilizing and index value of 2.847% per the Loan Approval, however the lowest index value available in the lookback
                                                                                                                                                                                                                                                                                        testing was 07/XX/2002. - EV2                                                                                                                                                                                                                                                                         period is 2.82%.
                                                                                                                                                                                                                                                                                        *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
2880768140 XXX       XXX       XXX       2                *** (OPEN) Note is not on a FNMA/FHLMC form and does not contain the standard Due on Sale clause.                                                                                                                 2           *** (OPEN) ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information. - EV2                                                                                                                                      *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the       B           B           Yes      Yes       Final HUD1 NJ    5/XX/2005    Refinance     Primary     XXX        $XXX
                                                          - EV2                                                                                                                                                                                                                         *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2                                                                                                                          amount of $XXX.
                                                          *** (OPEN) Missing Document: Missing Final 1003 - EV1                                                                                                                                                                         *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2                                                                                                     COMMENT: 2019/XX/13: Under disclosure is due to the lender utilizing an index value of 2.28% per the loan approval, however the lowest index value available in the lookback
                                                                                                                                                                                                                                                                                        *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for  period is 2.61%.
                                                                                                                                                                                                                                                                                        testing was 03/XX/2005. - EV2                                                                                                                                                                                                                                                                         *** (OPEN) TIL APR Tolerance Irregular Transaction: Truth In Lending Act:  Final TIL APR of 5.94600% is underdisclosed from calculated APR of 6.21220% outside of 0.125%
                                                                                                                                                                                                                                                                                        *** (OPEN) TIL APR Tolerance Irregular Transaction: Truth In Lending Act:  Final TIL APR of 5.94600% is underdisclosed from calculated APR of 6.21220% outside of 0.125% tolerance. - EV2                                                                                                             tolerance.
                                                                                                                                                                                                                                                                                        *** (OPEN) TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act:  Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s). - EV2                                                                                             COMMENT: 2019/XX/13: Under disclosure is due to the lender utilizing an index value of 2.28% per the loan approval, however the lowest index value available in the lookback
                                                                                                                                                                                                                                                                                        *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 05/XX/2005, prior to three (3) business days from transaction date of 05/XX/2005. - EV2                                                  period is 2.61%.
3212624773 XXX       XXX       XXX       2                *** (OPEN) Note is not on a FNMA/FHLMC form and does not contain the standard Due on Sale clause.                                                                                                                 2           *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2                                                                                                     *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the       B           B           Yes      Yes       Final HUD1 CA    10/XX/2005   Refinance     Primary     XXX        $XXX
                                                          - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               amount of $XXX.
                                                          *** (OPEN) Missing Document: Missing Final 1003 - EV1                                                                                                                                                                                                                                                                                                                                                                                                                                                                               COMMENT: 2019/XX/14: Under disclosure is due to Lender utilizing an Index of 2.890%, per the Approval, however, the lowest Index in the look Back is 3.060%.
3746559917 XXX       XXX       XXX       2                                                                                                                                                                                                                                  2           *** (OPEN) ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information. - EV2                                                                                                                                      *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the       B           B           Yes      Yes       Final HUD1 FL    5/XX/2006    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                        *** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2                                                                                                                                               amount of $XXX.
                                                                                                                                                                                                                                                                                        *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2                                                                                                     COMMENT: 2019/XX/15: Under disclosure is due to the lender utilizing an index value of 3.66% per the approval, however the lowest index value available in the lookback period is
                                                                                                                                                                                                                                                                                        *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for  3.560%.
                                                                                                                                                                                                                                                                                        testing was 04/XX/2006. - EV2
3612673366 XXX       XXX       XXX       2                                                                                                                                                                                                                                  2           *** (OPEN) ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2                                                                                                                             *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the       B           B           Yes      Yes       Final HUD1 CA    2/XX/2006    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                        *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2                                                                                                                          amount of $XXX.
                                                                                                                                                                                                                                                                                        *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2                                                                                                     COMMENT: 2019/XX/29: Index Lender used at closing was 3.24%, minimum index available in the look back period is 3.36%
                                                                                                                                                                                                                                                                                        *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV1
3831318374 XXX       XXX       XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV1                                                                                                                                                             2           *** (OPEN) ARM Disclosure Compliant Test: TIL variable rate disclosure: ARM loan program disclosure does not match terms of loan. - EV2                                                                                                                                                               *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the       B           B           Yes      Yes       Final HUD1 CA    6/XX/2006    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                        *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2                                                                                                     amount of $XXX.
                                                                                                                                                                                                                                                                                        *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for  COMMENT: 2019/XX/14: Under disclosure is due to the lender utilizing an index value of 3.66% per the Loan Approval, however the lowest index value available in the lookback
                                                                                                                                                                                                                                                                                        testing was 04/XX/2006. - EV2                                                                                                                                                                                                                                                                         period is 3.79%.
                                                                                                                                                                                                                                                                                        *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV1
3658152444 XXX       XXX       XXX       2                *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following                                                                                                                     2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for                                                                                                                                                                                    B           B           Yes      Yes       Final HUD1 CA    3/XX/2007    Refinance     Primary     XXX        $XXX
                                                          clauses: - EV2                                                                                                                                                                                                                testing was 02/XX/2007. - EV2
                                                          *** (OPEN) Missing Document: Missing Final 1003 - EV1                                                                                                                                                                         *** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act:  Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s). - EV2
2973059700 XXX       XXX       XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV1                                                                                                                                                             2           *** (OPEN) ARM Disclosure Compliant Test: TIL variable rate disclosure: ARM loan program disclosure does not match terms of loan. - EV2                                                                                                                                                               *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the       B           B           Yes      Yes       Final HUD1 CA    3/XX/2007    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                        *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2                                                                                                     amount of $XXX.
                                                                                                                                                                                                                                                                                        *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for  COMMENT: 2019/XX/15: Under disclosure is due to the lender utilizing an index value of 5.517% per the approval, however the lowest index value available in the lookback period
                                                                                                                                                                                                                                                                                        testing was 09/XX/2006. - EV2                                                                                                                                                                                                                                                                         is 5.26583%.
                                                                                                                                                                                                                                                                                        *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
3364596502 XXX       XXX       XXX       2                                                                                                                                                                                                                                  2           *** (OPEN) ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM. - EV2                                                                                                                                                                                                                                                  B           B           Yes      Yes       Final HUD1 CA    9/XX/2007    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                        *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 03/XX/2007. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act:  Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s). - EV2
3809058898 XXX       XXX       XXX       2                                                                                                                                                                                                                                  2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for                                                                                                                                                                                    B           B           Yes      Yes       Final HUD1 CA    3/XX/2008    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                        testing was 03/XX/2008. - EV2
3839963881 XXX       XXX       XXX       2                                                                                                                                                                                                                                  2           *** (OPEN) CHARM Booklet Disclosure Prior to Closing Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM. - EV2                   *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the       B           B           Yes      Yes       Final HUD1 NJ    4/XX/2008    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                        *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2                                                                                                     amount of $XXX.
                                                                                                                                                                                                                                                                                        *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for  COMMENT: 2019/XX/16: Under disclosure is due to the lender utilizing an index value of 4.65% per the Approval, however the lowest index value available in the lookback period is
                                                                                                                                                                                                                                                                                        testing was 10/XX/2007. - EV2                                                                                                                                                                                                                                                                         4.79%.
                                                                                                                                                                                                                                                                                        *** (OPEN) New Jersey Prepayment Penalty: New Jersey Prepayment Penalty:  No prepayment penalties are permissible in the state of New Jersey. - EV2                                                                                                                                                   *** (OPEN) New Jersey Prepayment Penalty: New Jersey Prepayment Penalty:  No prepayment penalties are permissible in the state of New Jersey.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              COMMENT: 2019/XX/16: Prepayment penalty expired.  Prepayment penalty of 2% of prepaid balance in excess of $XXX for 36 months exceeds state of NJ limits as NJ prepayment penalties are not allowed in the state of NJ.  Lender is XXX.
2793845872 XXX       XXX       XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV1                                                                                                                                                             2           *** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2                                                                                                       *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the       B           B           Yes      Yes       Final HUD1 MA    1/XX/2003    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                        *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2                                                                                                     amount of $XXX.
                                                                                                                                                                                                                                                                                        *** (OPEN) Massachusetts Prepayment Penalty: Massachusetts Prepayment Penalty:  Loan contains an impermissible prepayment penalty of greater than 3 months interest. - EV2                                                                                                                            COMMENT: 2019/XX/16: Unable to determine under disclosure due to missing itemization of amount financed.
                                                                                                                                                                                                                                                                                        *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for  *** (OPEN) Massachusetts Prepayment Penalty: Massachusetts Prepayment Penalty:  Loan contains an impermissible prepayment penalty of greater than 3 months interest.
                                                                                                                                                                                                                                                                                        testing was 12/XX/2002. - EV2                                                                                                                                                                                                                                                                         COMMENT: 2019/XX/16: PPP Expired. Max prepayment charge for MA ARM loan is 3 months interest.  Note states 2% of original balance.  Lender is XXX.
3762594102 XXX       XXX       XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV1                                                                                                                                                             2           *** (OPEN) ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM. - EV2                                                                                                                                                                                                                                                  B           B           No       Yes       Final HUD1 CA    6/XX/2003    Purchase      Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                        *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/XX/2002. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
3481747246 XXX       XXX       XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV1                                                                                                                                                             2           *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2                                                                                                                          *** (OPEN) Illinois Prepayment Penalty: Illinois Prepayment Penalty (llinois Interest Act): Prepayment penalty not permissible on a loan with an interest rate greater than 8%.   B           B           No       Yes       Final HUD1 IL    9/XX/2003    Purchase      Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                        *** (OPEN) Illinois Prepayment Penalty: Illinois Prepayment Penalty (llinois Interest Act): Prepayment penalty not permissible on a loan with an interest rate greater than 8%. - EV2                                                                                                                 COMMENT: 2019/XX/16: Prepayment penalty expired.  Prepayment penalty of 2% of the original loan balance for a prepayment in excess of 20% of the original loan balance for 36
                                                                                                                                                                                                                                                                                        *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2003 which is 0 months prior to consummation. A lookback was performed to determine this application date.  The final date used for  months is prohibited as IL regulations state that it is unlawful to provide a prepayment penalty or other charge for prepayment on any loan secured by a mortgage on residential
                                                                                                                                                                                                                                                                                        testing was 09/XX/2003. - EV2                                                                                                                                                                                                                                                                         real estate, if the annual interest rate exceeds 8%.  This is an ARM loan with a lifetime max rate of 11.95%.  Lender is XXX.
                                                                                                                                                                                                                                                                                        *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
3131322989 XXX       XXX       XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV1                                                                                                                                                             2           *** (OPEN) ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2                                                                                                                             *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the       B           B           No       Yes       Final HUD1 FL    8/XX/2004    Purchase      Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                        *** (OPEN) CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application. - EV2                                                                                     amount of $XXX.
                                                                                                                                                                                                                                                                                        *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2                                                                                                     COMMENT: 2019/XX/16: Under disclosure is due to the lender utilizing an index value of 1.118% per the approval, however the lowest index value available in the lookback period is 1.16167%.
3329547186 XXX       XXX       XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV1                                                                                                                                                             2           *** (OPEN) ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2                                                                                                                             *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the       B           B           Yes      Yes       Final HUD1 CA    1/XX/2006    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                        *** (OPEN) CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application. - EV2                                                                                     amount of $XXX.
                                                                                                                                                                                                                                                                                        *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2                                                                                                     COMMENT: 2019/XX/16: Under disclosure is due to the lender utilizing an index value of 3.140% per the Approval, however the  lowest index value available in the lookback period
                                                                                                                                                                                                                                                                                        *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2             is 3.36000%.
3096331941 XXX       XXX       XXX       2                                                                                                                                                                                                                                  2           *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2                                                                                                     *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the       B           B           Yes      Yes       Final HUD1 CA    11/XX/2005   Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                        *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for  amount of $XXX.
                                                                                                                                                                                                                                                                                        testing was 05/XX/2005. - EV2                                                                                                                                                                                                                                                                         COMMENT: 2019/XX/17: Under disclosure is due to the lender utilizing an index value of 2.97% per the Approval, however the lowest index value available in the lookback period is
                                                                                                                                                                                                                                                                                        *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application    3.14%.
                                                                                                                                                                                                                                                                                        due to missing information. - EV2
3764172956 XXX       XXX       XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV1                                                                                                                                                             2           *** (OPEN) (Doc Error) Initial GFE not provided - EV2                                                                                                                                                                                                                                                 *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the       B           B           Yes      Yes       Final HUD1 CA    3/XX/2006    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                        *** (OPEN) ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2                                                                                                                             amount of $XXX.
                                                                                                                                                                                                                                                                                        *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2                                                                                                                          COMMENT: 2019/XX/17: Under disclosure is due to the lender utilizing an index value of 3.360% per the approval, however the lowest index value available in the lookback period
                                                                                                                                                                                                                                                                                        *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2                                                                                                     is 3.560%.
                                                                                                                                                                                                                                                                                        *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2
3067463261 XXX       XXX       XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV1                                                                                                                                                             2           *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2                                                                                                     *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the       B           B           Yes      Yes       Final HUD1 CA    4/XX/2006    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                        *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for  amount of $XXX.
                                                                                                                                                                                                                                                                                        testing was 10/XX/2005. - EV2                                                                                                                                                                                                                                                                         COMMENT: 2019/XX/17: Under disclosure is due to the lender utilizing a lower index value of 3.560% per the Loan Commitment and Approval, however the lowest index value available
                                                                                                                                                                                                                                                                                        *** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV1                                                                                                   in the lookback period is 3.660%.
3852661123 XXX       XXX       XXX       2                *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following                                                                                                                     2           *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2                                                                                                     *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the       B           B           Yes      Yes       Final HUD1 NV    6/XX/2006    Refinance     Primary     XXX        $XXX
                                                          clauses: - EV2                                                                                                                                                                                                                *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for  amount of $XXX.
                                                                                                                                                                                                                                                                                        testing was 05/XX/2006. - EV2                                                                                                                                                                                                                                                                         COMMENT: 2019/XX/17: Under disclosure is due to the lender utilizing an index value of 3.660% per the Approval, however the lowest index value available in the lookback period
                                                                                                                                                                                                                                                                                        *** (OPEN) TIL APR Tolerance Irregular Transaction: Truth In Lending Act:  Final TIL APR of 7.03200% is underdisclosed from calculated APR of 7.30239% outside of 0.125% tolerance. - EV2                                                                                                             is 3.94%.
                                                                                                                                                                                                                                                                                        *** (OPEN) TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act:  Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s). - EV2                                                                                             *** (OPEN) TIL APR Tolerance Irregular Transaction: Truth In Lending Act:  Final TIL APR of 7.03200% is underdisclosed from calculated APR of 7.30239% outside of 0.125%
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              tolerance.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              COMMENT: 2019/XX/17: Under disclosure is due to the lender utilizing an index value of 3.660% per the Approval, however the lowest index value available in the lookback period is 3.94%.
3545233345 XXX       XXX       XXX       2                                                                                                                                                                                                                                  2           *** (OPEN) ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM. - EV2                                                                *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the       B           B           Yes      Yes       Final HUD1 MO    7/XX/2006    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                        *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2                                                                                                                          amount of $XXX.
                                                                                                                                                                                                                                                                                        *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2                                                                                                     COMMENT: 2019/XX/17: Under disclosure due to Index used was 3.66% per Approval while lowest Index in look back period is 3.94%.
                                                                                                                                                                                                                                                                                        *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for  *** (OPEN) TIL APR Tolerance Irregular Transaction: Truth In Lending Act:  Final TIL APR of 6.91000% is underdisclosed from calculated APR of 7.22792% outside of 0.125%
                                                                                                                                                                                                                                                                                        testing was 06/XX/2006. - EV2                                                                                                                                                                                                                                                                         tolerance.
                                                                                                                                                                                                                                                                                        *** (OPEN) TIL APR Tolerance Irregular Transaction: Truth In Lending Act:  Final TIL APR of 6.91000% is underdisclosed from calculated APR of 7.22792% outside of 0.125% tolerance. - EV2                                                                                                             COMMENT: 2019/XX/17: Lookback index value is 3.94% and approval indicates index value of 3.660%
3624305927 XXX       XXX       XXX       1                                                                                                                                                                                                                                  1                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                   A           A           No       Yes       Final HUD1 CA    8/XX/2006    Refinance     Investment  XXX        $XXX
3448529754 XXX       XXX       XXX       3                *** (OPEN) Missing Document: Missing Final 1003 - EV1                                                                                                                                                             3           *** (OPEN) Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1:  HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing. - EV3                                                                                        *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the       D           D           Yes      Yes       HUD1, not  CA    8/XX/2006    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                        *** (OPEN) ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information. - EV2                                                                                                                                      amount of $XXX.                                                                                                                                                                                                              signed or
                                                                                                                                                                                                                                                                                        *** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2                                                                                                                                               COMMENT: 2019/XX/17: Under disclosure is due to the lender utilizing and index value of 3.94% per the Approval, however the lowest index value available in the lookback period                                              stamped
                                                                                                                                                                                                                                                                                        *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2                                                                                                     is 4.34%.
                                                                                                                                                                                                                                                                                        *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2006 which is 0 months prior to consummation. A lookback was performed to determine this application date.  The final date used for  *** (OPEN) TIL APR Tolerance Irregular Transaction: Truth In Lending Act:  Final TIL APR of 7.50400% is underdisclosed from calculated APR of 7.90534% outside of 0.125%
                                                                                                                                                                                                                                                                                        testing was 08/XX/2006. - EV2                                                                                                                                                                                                                                                                         tolerance.
                                                                                                                                                                                                                                                                                        *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application    COMMENT: 2019/XX/17: Under disclosure is due to the lender utilizing and index value of 3.94% per the Approval, however the lowest index value available in the lookback period
                                                                                                                                                                                                                                                                                        due to missing information. - EV2                                                                                                                                                                                                                                                                     is 4.34%.
                                                                                                                                                                                                                                                                                        *** (OPEN) TIL APR Tolerance Irregular Transaction: Truth In Lending Act:  Final TIL APR of 7.50400% is underdisclosed from calculated APR of 7.90534% outside of 0.125% tolerance. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV1
3222931658 XXX       XXX       XXX       2                                                                                                                                                                                                                                  2           *** (OPEN) ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information. - EV2                                                                                                                                      *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the       B           B           Yes      Yes       Final HUD1 MN    9/XX/2006    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                        *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2                                                                                                     amount of $XXX.
                                                                                                                                                                                                                                                                                        *** (OPEN) Minnesota Residential Mortgage Originator and Servicer Licensing Act (Impermissible Prepayment Penalty): Minnesota Residential Originator and Servicer Licensing Act: Mortgage loan contains an impermissible prepayment penalty exceeding 60 days interest on the unpaid principal        COMMENT: 2019/XX/20: Under disclosure is due to the lender utilizing an index value of 4.110% per the Loan Commitment and Approval, however the lowest index value available in
                                                                                                                                                                                                                                                                                        balance. - EV2                                                                                                                                                                                                                                                                                        the lookback period is 4.34%.
3572246771 XXX       XXX       XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV1                                                                                                                                                             2           *** (OPEN) ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM. - EV2                                                                *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the       B           B           Yes      Yes       Final HUD1 CA    11/XX/2006   Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                        *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2                                                                                                     amount of $XXX.
                                                                                                                                                                                                                                                                                        *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for  COMMENT: 2019/XX/17: Over disclosure is due to the lender utilizing an index value of 4.49% per the Approval, however the lowest index value available in the lookback period is
                                                                                                                                                                                                                                                                                        testing was 10/XX/2006. - EV2                                                                                                                                                                                                                                                                         4.65%
                                                                                                                                                                                                                                                                                        *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV1
3852820952 XXX       XXX       XXX       2                                                                                                                                                                                                                                  2           *** (OPEN) ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2                                                                                                                             *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the       B           B           Yes      Yes       Final HUD1 CA    1/XX/2007    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                        *** (OPEN) CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application. - EV2                                                                                     amount of $XXX.
                                                                                                                                                                                                                                                                                        *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2                                                                                                     COMMENT: 2019/XX/17: Under disclosure is due to the lender utilizing an index value of 4.997% per the Loan Commitment and Approval, however the lowest index value available in the lookback period is 5.1533%.
3262205423 XXX       XXX       XXX       2                                                                                                                                                                                                                                  2           *** (OPEN) ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information. - EV2                                                                                                                                                                                                                                                                                                                        B           B           Yes      Yes       Final HUD1 CA    12/XX/2006   Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                        *** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/XX/2006. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV1
3150363410 XXX       XXX       XXX       2                                                                                                                                                                                                                                  2           *** (OPEN) ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM. - EV2                                                                *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the       B           B           Yes      Yes       Final HUD1 CA    1/XX/2007    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                        *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2                                                                                                                          amount of $XXX.
                                                                                                                                                               *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2                                                                                                     COMMENT: 2019/XX/30: Closing instructions indicate the Index used was 4.65%. The lowest Index available within the look-back period is 4.73%.
                                                                                                                                                                                                                                                                                        *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/XX/2006. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
3072299991 XXX       XXX       XXX       2                                                                                                                                                                                                                                  2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for                                                                                                                                                                                    B           B           No       Yes       Final HUD1 CA    2/XX/2007    Refinance     Investment  XXX        $XXX
                                                                                                                                                                                                                                                                                        testing was 08/XX/2006. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV1
3543204533 XXX       XXX       XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV1                                                                                                                                                             2           *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2                                                                                                                          *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the       B           B           Yes      Yes       Final HUD1 CA    2/XX/2007    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                        *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2                                                                                                     amount of $XXX.
                                                                                                                                                                                                                                                                                        *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for  COMMENT: 2019/XX/21: Under disclosure is due to the lender utilizing an index value of 4.69% per the Loan Approval, however the lowest index value available in the lookback
                                                                                                                                                                                                                                                                                        testing was 08/XX/2006. - EV2                                                                                                                                                                                                                                                                         period is 4.75%.
3709980641 XXX       XXX       XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV1                                                                                                                                                             2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for                                                                                                                                                                                    B           B           Yes      Yes       Final HUD1 CA    2/XX/2007    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                        testing was 08/XX/2006. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
3067281417 XXX       XXX       XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV1                                                                                                                                                             2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2007 which is 0 months prior to consummation. A lookback was performed to determine this application date.  The final date used for                                                                                                                                                                                    B           B           No       Yes       Final HUD1 CA    3/XX/2007    Purchase      Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                        testing was 03/XX/2007. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV1
2850447482 XXX       XXX       XXX       2                *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following                                                                                                                     2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for                                                                                                                                                                                    B           B           Yes      Yes       Final HUD1 OK    4/XX/2007    Refinance     Primary     XXX        $XXX
                                                          clauses: - EV2                                                                                                                                                                                                                testing was 03/XX/2007. - EV2
3316692253 XXX       XXX       XXX       2                *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following                                                                                                                     2           *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2                                                                                                                                                                                                                                                                                                            B           B           Yes      Yes       Final HUD1 CA    6/XX/2007    Refinance     Primary     XXX        $XXX
                                                          clauses: - EV2                                                                                                                                                                                                                *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/XX/2006. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
2857588208 XXX       XXX       XXX       2                *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following                                                                                                                     2           *** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing. - EV2                                                                  *** (OPEN) New York Late Charge Percent Testing: Note late charge exceeds maximum per state.                                                                                      B           B           Yes      Yes       Final HUD1 NY    7/XX/2007    Refinance     Primary     XXX        $XXX
                                                          clauses: - EV2                                                                                                                                                                                                                *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2                                                                                                                          COMMENT: 2019/XX/20: 5% late charge exceeds 2% maximum per state (NY).
                                                                                                                                                                                                                                                                                        *** (OPEN) New York Late Charge Percent Testing: Note late charge exceeds maximum per state. - EV2                                                                                                                                                                                                    *** (OPEN) New York Prepayment Penalty: New York Prepayment Penalty: Loan with an interest rate greater than 6% contains a prepayment penalty greater than 12 months.
                                                                                                                                                                                                                                                                                        *** (OPEN) New York Prepayment Penalty: New York Prepayment Penalty: Loan with an interest rate greater than 6% contains a prepayment penalty greater than 12 months. - EV2                                                                                                                           COMMENT: 2019/XX/20: o PPP Expired. Prepayment charge not allowed per state (NY) - max prepayment charge for NY ARM loan with an interest rate greater than 6% is 0% - note states 2%.  Lender is XXX.
3290230397 XXX       XXX       XXX       2                *** (OPEN) Missing Valuation: - EV3                                                               *** (OPEN) Missing Valuation:                                                                                   2           *** (OPEN) ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM. - EV2                                                                                                                                                                                                                                                  B           B           Yes      Yes       Final HUD1 CA    7/XX/2007    Refinance     Primary     XXX        $XXX
                                                                                                                                                            COMMENT: 2019/XX/22: Appraisal not provided.                                                                                *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 01/XX/2007. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
3152623810 XXX       XXX       XXX       2                                                                                                                                                                                                                                  2           *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2                                                                                                                                                                                                                                                                                                            B           B           Yes      Yes       Final HUD1 CA    8/XX/2007    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                        *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 07/XX/2007. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act:  Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s). - EV2
3607418661 XXX       XXX       XXX       2                                                                                                                                                                                                                                  2           *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2                                                                                                                                                                                                                                                                                                            B           B           Yes      Yes       Final HUD1 CA    9/XX/2007    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                        *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 03/XX/2007. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 09/XX/2007, prior to three (3) business days from transaction date of 09/XX/2007. - EV2
3569266748 XXX       XXX       XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV1                                                                                                                                                             2           *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2                                                                                                                                                                                                                                                                                                            B           B           No       Yes       Final HUD1 CA    11/XX/2007   Purchase      Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                        *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 05/XX/2007. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV1
2885573181 XXX       XXX       XXX       2                                                                                                                                                                                                                                  2           *** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2                                                                                                                                                                                                                                                                           B           B           Yes      Yes       Final HUD1 GA    7/XX/2007    Refinance     Primary     XXX        $XXX
3723677525 XXX       XXX       XXX       3        3       *** (OPEN) AUS/Guideline Findings: All conditions were not met - EV3                              *** (OPEN) AUS/Guideline Findings: All conditions were not met                                                  3           *** (OPEN) Unknown Loan Designation: Ability to Repay (Dodd-Frank 2014): Originator Loan Designation not provided. Due Diligence Loan Designation is HUD Safe Harbor QM. - EV3                                                                                                                        *** (OPEN) Unknown Loan Designation: Ability to Repay (Dodd-Frank 2014): Originator Loan Designation not provided. Due Diligence Loan Designation is HUD Safe Harbor QM.          B           C           Yes      No                   CT    7/XX/2016    Purchase      Primary     XXX        $XXX                  UTD          HUD Safe
                                                          *** (OPEN) Case # Assignment does not indicate "All borrowers passed SSN validation". - EV3       COMMENT: 2018/XX/23: Missing evidence of CAIVR number and LDP/GSA list as required per DU.                                  *** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2                                                                                         COMMENT: 2018/XX/23: Per deal notes the loan designation is UTD.                                                                                                                                                                                                                                                                   Harbor QM
                                                          *** (OPEN) FHA - Amendatory Clause is not compliant.: Disclosure: FHA - Amendatory Clause         *** (OPEN) Case # Assignment does not indicate "All borrowers passed SSN validation".                                       *** (OPEN) TRID Final Closing Disclosure Lender Contact Information - Wholesale Loans: TILA-RESPA Integrated Disclosure - Contact Information: Final Closing Disclosure provided on 07/XX/2016 did not disclose the required  Lender Contact Information (Lender Name, Lender NMLS ID, Contact Name). *** (OPEN) TRID Final Closing Disclosure Lender Contact Information - Wholesale Loans: TILA-RESPA Integrated Disclosure - Contact Information: Final Closing Disclosure provided
                                                          (Government Documents) - EV3                                                                      COMMENT: 2018/XX/24: FHA Case # assignment is missing from file.                                                            (Final/07/XX/2016) - EV2                                                                                                                                                                                                                                                                              on 07/XX/2016 did not disclose the required  Lender Contact Information (Lender Name, Lender NMLS ID, Contact Name). (Final/07/XX/2016)
                                                          *** (OPEN) FHA - Initial HUD Addendum to the Loan Application 92900-A is not compliant.:          *** (OPEN) FHA - Amendatory Clause is not compliant.: Disclosure: FHA - Amendatory Clause (Government                       *** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV1                                                                                                                                                                                                                                      COMMENT: 2018/XX/23: Lender did not disclose a contact name or their NMLS ID.
                                                          Disclosure: FHA - Initial HUD Addendum to the Loan Application 92900-A (Government Documents) -   Documents)                                                                                                                                                                                                                                                                                                                                                                                                                        *** (OPEN) Missing Document: Missing Lender's Initial 1003
                                                          EV3                                                                                               COMMENT: 2018/XX/23: FHA Amendatory Clause is not signed by seller or realtors.                                                                                                                                                                                                                                                                                                                                                   COMMENT: 2018/XX/24: Lender's initial 1003's for both borrower's was not provided.
                                                          *** (OPEN) FHA Conditional Commitment DE Statement of Appraised Value (92800.5B) is missing.:     *** (OPEN) FHA - Initial HUD Addendum to the Loan Application 92900-A is not compliant.: Disclosure: FHA -
                                                          Disclosure: FHA - Conditional Commitment DE Statement of Appraised Value (92800.5B) (Government   Initial HUD Addendum to the Loan Application 92900-A (Government Documents)
                                                          Documents) - EV3                                                                                  COMMENT: 2018/XX/23: Document is not executed by borrower or lender.
                                                          *** (OPEN) Income Docs Missing:: Borrower: XXX - EV3                                              *** (OPEN) Income Docs Missing:: Borrower: XXX
                                                          *** (OPEN) Missing Document: Bankruptcy Documents not provided - EV3                              COMMENT: 2018/XX/25: 10 days before Note
                                                          *** (OPEN) Missing Document: General XXX Administration (GSA) not provided - EV3                  *** (OPEN) Missing Document: General XXX Administration (GSA) not provided
                                                          *** (OPEN) Missing Document: Limited Denials of Participation (LDP) not provided - EV3            COMMENT: 2018/XX/23: GSA is missing for all participants connected to the loan.
                                                                                                                                                            *** (OPEN) Missing Document: Limited Denials of Participation (LDP) not provided
                                                                                                                                                            COMMENT: 2018/XX/23: LDP is missing for all participants connected to the loan.
3653831982 XXX       XXX       XXX       1                                                                                                                                                                                                                                  1                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                   A           A           Yes      Yes       Final HUD1 MO    7/XX/2003    Refinance     Primary     XXX        $XXX
3440433793 XXX       XXX       XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV1                                                                                                                                                             2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2006 which is 0 months prior to consummation. A lookback was performed to determine this application date.  The final date used for                                                                                                                                                                                    B           B           Yes      Yes       Final HUD1 IL    12/XX/2006   Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                        testing was 12/XX/2006. - EV2
3197185827 XXX       XXX       XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV1                                                                                                                                                             2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for                                                                                                                                                                                    B           B           Yes      Yes       Final HUD1 NJ    1/XX/2008    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                        testing was 12/XX/2007. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
3275913502 XXX       XXX       XXX       2                *** (OPEN) Missing Valuation: - EV3                                                               *** (OPEN) Missing Valuation:                                                                                   2           *** (OPEN) ARM Disclosure Compliant: TIL variable rate disclosure: ARM loan program disclosure does not match terms of loan. - EV2                                                                                                                                                                    *** (OPEN) ARM Disclosure Compliant: TIL variable rate disclosure: ARM loan program disclosure does not match terms of loan.                                                      B           B           Yes      Yes       Final HUD1 CA    8/XX/2007    Refinance     Primary     XXX        $XXX
                                                          *** (OPEN) Missing Document: Missing Final 1003 - EV1                                             COMMENT: 2017/XX/01: Appraisal not provided.                                                                                *** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2                                                                                                                                  COMMENT: 2017/XX/30: ARM disclosure is for a 24 and 36 month adjustable. Subject is 60 month.
                                                                                                                                                                                                                                                                                        *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2
3627139014 XXX       XXX       XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV1                                                                                                                                                             2           *** (OPEN) Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates. - EV2                                                                                                                                                                   *** (OPEN) Missing Document: Missing Lender's Initial 1003                                                                                                                        B           B           Yes      Yes       Final HUD1 PA    3/XX/2007    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                        *** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV1                                                                                                                                                                                                                                      COMMENT: 2017/XX/30: Client approved use of alternative application document for initial application date.
3397422150 XXX       XXX       XXX       2                *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following                                                                                                                     2           *** (OPEN) Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates. - EV2                                                                                                                                                                                                                                                                                                                                                     B           B           Yes      Yes       Final HUD1 NY    5/XX/2007    Refinance     Primary     XXX        $XXX
                                                          clauses: - EV2                                                                                                                                                                                                                *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 05/XX/2007, prior to three (3) business days from transaction date of 05/XX/2007. - EV2
                                                          *** (OPEN) Missing Document: Missing Final 1003 - EV1
3805870564 XXX       XXX       XXX       2                *** (OPEN) Final Title Policy is missing.  No evidence of title was found in file. - EV1                                                                                                                          2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for                                                                                                                                                                                    B           B           Yes      Yes       Final HUD1 NJ    7/XX/2007    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                        testing was 06/XX/2007. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV1
3221390798 XXX       XXX       XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV1                                                                                                                                                             2           *** (OPEN) (Doc Error) Initial GFE not provided - EV2                                                                                                                                                                                                                                                 *** (OPEN) (Doc Error) TIL Error: Borrower signature not dated.                                                                                                                   B           B           Yes      Yes       Final HUD1 NY    3/XX/2007    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                        *** (OPEN) (Doc Error) TIL Error: Borrower signature not dated. - EV2                                                                                                                                                                                                                                 COMMENT: 2017/XX/14: Final TIL is initialed by Borrower but not dated. Unable to determine when Borrower initialed document
                                                                                                                                                                                                                                                                                        *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 2/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 9/XX/2006. - EV2
2929969352 XXX       XXX       XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV1                                                                                                                                                             2           *** (OPEN) (Doc Error) Initial GFE not provided - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                   B           B           Yes      Yes       Final HUD1 NJ    2/XX/2006    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                        *** (OPEN) (Doc Error) TIL Error: Borrower signature not dated. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 02/XX/2006 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 08/XX/2005. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date and RTC Signature Date. Unable to determine compliance with rescission timing requirements. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 02/XX/2006, prior to three (3) business days from transaction date of 02/XX/2006. - EV2
3262013774 XXX       XXX       XXX       2                                                                                                                                                                                                                                  2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for                                                                                                                                                                                    B           B           Yes      Yes       Final HUD1 FL    9/XX/2005    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                        testing was 08/XX/2005. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 09/XX/2005, prior to three (3) business days from transaction date of 09/XX/2005. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV1
2872393771 XXX       XXX       XXX       2                *** (OPEN) FHA - Real Estate Certification is not compliant.: Disclosure: FHA - Real Estate                                                                                                                       2           *** (OPEN) South Carolina Home Loan (Complaint Agency Disclosure Not Provided): South Carolina Home Loan: Borrower not provided with a document specifying the agency designated to receive complaints or inquiries about the origination and making of the loan. - EV2                                                                                                                                                                                                                 B           B           Yes      Yes       Final HUD1 SC    10/XX/2007   Purchase      Primary     XXX        $XXX
                                                          Certification (Government Documents) - EV3
                                                          *** (OPEN) FHA - Amendatory Clause was provided at or after closing.: Disclosure: FHA -
                                                          Amendatory Clause (Government Documents) - EV2
                                                          *** (OPEN) FHA - Real Estate Certification was provided at or after closing.: Disclosure: FHA -
                                                          Real Estate Certification (Government Documents) - EV2
3410882346 XXX       XXX       XXX       1                                                                                                                                                                                                                                  1                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                   A           A           Yes      Yes       Final HUD1 IL    11/XX/2007   Refinance     Primary     XXX        $XXX
2900825762 XXX       XXX       XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV1                                                                                                                                                             2           *** (OPEN) ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information. - EV2                                                                                                                                                                                                                                                                                                                        B           B           No       Yes       Final HUD1 NY    12/XX/2006   Purchase      Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                        *** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2006 which is 0 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
3835277751 XXX       XXX       XXX       1                                                                                                                                                                                                                                  1                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                   A           A           Yes      Yes       Final HUD1 TX    5/XX/2006    Refinance     Primary     XXX        $XXX
2804362292 XXX       XXX       XXX       1                *** (OPEN) Missing Document: Missing Final 1003 - EV1                                                                                                                                                             1                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                   A           A           Yes      Yes       Final HUD1 GA    10/XX/2005   Refinance     Primary     XXX        $XXX
3752826208 XXX       XXX       XXX       1                                                                                                                                                                                                                                  1                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                   A           A           Yes      Yes       Final HUD1 FL    12/XX/2005   Refinance     Primary     XXX        $XXX
2921973556 XXX       XXX       XXX       2                                                                                                                                                                                                                                  2           *** (OPEN) (Doc Error) Initial GFE not provided - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                   B           B           Yes      Yes       Final HUD1 FL    8/XX/2003    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                        *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 02/XX/2003. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
3745986159 XXX       XXX       XXX       2                *** (OPEN) Missing Document: FHA Mortgage Insurance Certificate not provided - EV3                                                                                                                                2           *** (OPEN_UNABLE_TO_CLEAR) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2                                                                                                                                                             *** (OPEN_UNABLE_TO_CLEAR) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of   B           B           Yes      Yes       Final HUD1 AR    3/XX/2005    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                        *** (OPEN_UNABLE_TO_CLEAR) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2                                                                                     $XXX in the amount of $XXX.
                                                                                                                                                                                                                                                                                        *** (OPEN_UNABLE_TO_CLEAR) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The      COMMENT: 2019/XX/26: Unable to determine reason for under disclosure due to missing itemization of amount financed.
                                                                                                                                                                                                                                                                                        final date used for testing was 09/XX/2004. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN_UNABLE_TO_CLEAR) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 03/XX/2005, prior to three (3) business days from transaction date of 03/XX/2005. - EV2
3477753665 XXX       XXX       XXX       2                                                                                                                                                                                                                                  2           *** (OPEN_UNABLE_TO_CLEAR) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The                                                                                                                                                                                        B           B           Yes      Yes       Final HUD1 NY    12/XX/2008   Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                        final date used for testing was 09/XX/2008. - EV2
3229446660 XXX       XXX       XXX       3                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                     3           *** (OPEN) Missing Final HUD-1:  Title Co. Closing Statement Used For Fee Testing: Missing Final HUD-1: Title Company Closing Statement used for any applicable Federal, State or Local compliance testing. - EV3                                                                                                                                                                                                                                                                       D           D           Yes      Yes       Title Co.  CA    7/XX/2006    Refinance     Primary     XXX        $XXX
                                                          *** (OPEN) Missing Document: Security Instrument - Subject Lien not provided - EV3                                                                                                                                            *** (OPEN) (Doc Error) Initial GFE not provided - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                                                              Closing
                                                          *** (OPEN) Missing Document: Missing Final 1003 - EV1                                                                                                                                                                         *** (OPEN) ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2                                                                                                                                                                                                                                                                                                                                                                                               Statement
                                                                                                                                                                                                                                                                                        *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
3629249650 XXX       XXX       XXX       2                                                                                                                                                                                                                                  2           *** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2                                                                                                                                                                                                                                                                                                                                                               B           B           Yes      Yes       Final HUD1 NJ    4/XX/2007    Purchase      Primary     XXX        $XXX
3850895589 XXX       XXX       XXX       2                                                                                                                                                                                                                                  2           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                                                                  B           B           Yes      Yes       Final HUD1 NY    9/XX/2006    Purchase      Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                        *** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2
2772253850 XXX       XXX       XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV1                                                                                                                                                             2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2                                                                                                                                                                                                       B           B           Yes      Yes       Final HUD1 NY    7/XX/2003    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                        *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
2993878095 XXX       XXX       XXX       2                                                                                                                                                                                                                                  2           *** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing. - EV2                                                                                                                                                                                                                                                    B           B           Yes      Yes       Final HUD1 NY    7/XX/2008    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                        *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
3138177525 XXX       XXX       XXX       2                                                                                                                                                                                                                                  2           *** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing. - EV2                                                                                                                                                                                                                                                    B           B           Yes      Yes       Final HUD1 NJ    9/XX/2012    Refinance     Primary     XXX        $XXX
2995604374 XXX       XXX       XXX       2                                                                                                                                                                                                                                  2           *** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2                                                                                                                                                                                                                                                                                                                                                               B           B           Yes      Yes       Final HUD1 CT    10/XX/2009   Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                        *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2
3169445806 XXX       XXX       XXX       2                                                                                                                                                                                                                                  2           *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2                                                                                                     *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the       B           B           Yes      Yes       Final HUD1 NJ    12/XX/2006   Purchase      Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              amount of $XXX.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              COMMENT: 2020/XX/05: Unable to determine under disclosure due to missing itemization of amount financed
3273693221 XXX       XXX       XXX       3                *** (OPEN) Missing Document: Missing Final 1003 - EV1                                                                                                                                                             3           *** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3                                                                                                                                                                                                                                                                          D           D           Yes      No        Missing    TX    6/XX/2005    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                        *** (OPEN) (Doc Error) Initial GFE not provided - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) (TX50(a)(6)) Texas Cash-out Loan  (Unable to Determine if the prior lien is a Texas 50(a)(6) loan due to missing information): Unable to determine if the loan is a Previous Texas 50(a)(6) loan due to missing information. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 06/XX/2005 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
3659749576 XXX       XXX       XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV1                                                                                                                                                             2           *** (OPEN) ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM. - EV2                                                                                                                                                                                                                                                  B           B           Yes      Yes       Final HUD1 MA    11/XX/2004   Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                        *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
3008716879 XXX       XXX       XXX       2                                                                                                                                                                                                                                  2           *** (OPEN) (Doc Error) Initial GFE not provided - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                   B           B           Yes      Yes       Final HUD1 PA    10/XX/2005   Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                        *** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 10/XX/2005 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act:  Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s). - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 10/XX/2005, prior to three (3) business days from transaction date of 10/XX/2005. - EV2
2908597074 XXX       XXX       XXX       2                                                                                                                                                                                                                                  2           *** (OPEN) ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2                                                                                                                                                                                                                                                                                                               B           B           No       Yes       Final HUD1 VA    3/XX/2006    Purchase      Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                        *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Virginia Mortgage Lender and Broker Act (Dual Agency Compensation Without Notice): Virginia Mortgage Lender and Broker Act:  Mortgage broker also acting as agent has received compensation from the borrower without providing a written agreement to the borrower. - EV2
3215113383 XXX       XXX       XXX       1                *** (OPEN) Missing Document: FHA Mortgage Insurance Certificate not provided - EV3                                                                                                                                1                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                   A           A           No       Yes       Final HUD1 LA    5/XX/2003    Purchase      Primary     XXX        $XXX
3773721989 XXX       XXX       XXX       2                                                                                                                                                                                                                                  2           *** (OPEN) ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM. - EV2                                                                                                                                                                                                                                                  B           B           No       Yes       Final HUD1 FL    3/XX/2006    Purchase      Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                        *** (OPEN) FNMA Points and Fees : FNMA Points and Fees on subject loan of 5.16727% is in excess of the allowable maximum of  5.00000% of the Original Loan Amount. FNMA Finance Charge total $XXX on a Original Loan Amount of $XXX vs. an allowable total of $XXX (an overage of $XXX or .16727%). -
                                                                                                                                                                                                                                                                                        EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2006 which is 0 months prior to consummation. A lookback was performed to determine this application date. - EV2
3131570762 XXX       XXX       XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                     2           *** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2                                                                                                                                                                                                                                                                                                                                                               B           B           No       Yes       Final HUD1 NC    9/XX/2006    Purchase      Second Home XXX        $XXX
                                                          *** (OPEN) Missing Document: Missing Final 1003 - EV1                                                                                                                                                                         *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
3092369976 XXX       XXX       XXX       2                                                                                                                                                                                                                                  2           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower. - EV2                                                                                                                                                                                                                                                                                         B           B           Yes      Yes       Final HUD1 MA    9/XX/2006    Refinance     Primary     XXX        $XXX
3373674234 XXX       XXX       XXX       2                                                                                                                                                                                                                                  2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for                                                                                                                                                                                    B           B           Yes      Yes       Final HUD1 CA    4/XX/2007    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                        testing was 10/XX/2006. - EV2
2909803428 XXX       XXX       XXX       2                                                                                                                                                                                                                                  2           *** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2                                                                                                                                                                                                                                                                                                                                                         B           B           Yes      Yes       Final HUD1 NJ    11/XX/2004   Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                        *** (OPEN) CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application. - EV2
3221390060 XXX       XXX       XXX       2                                                                                                                                                                                                                                  2           *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2                                                                                                     *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the       B           B           Yes      Yes       Final HUD1 NY    3/XX/2002    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                        *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 03/XX/2002, prior to three (3) business days from transaction date of 03/XX/2006. - EV2                                                  amount of $XXX.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              COMMENT: 2019/XX/22: TIL Itemization disclosed a $XXX Origination Fee;  HUD reflects a charge of $XXX.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 03/XX/2002, prior to three (3) business days from transaction date of 03/XX/2006.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              COMMENT: 2019/XX/22: Borrower dated the Notice of Right to Cancel 3/XX/2006 instead of 3/XX/2002.
2957118727 XXX       XXX       XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV1                                                                                                                                                             2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2009 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for                                                                                                                                                                                    B           B           Yes      Yes       Final HUD1 IL    5/XX/2009    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                        testing was 11/XX/2008. - EV2
3401282701 XXX       XXX       XXX       2                                                                                                                                                                                                                                  2           *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2                                                                                                     *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the       B           B           Yes      Yes       Final HUD1 FL    4/XX/2007    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              amount of $XXX.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              COMMENT: 2019/XX/20: TIL Itemization does not reflect email fee of $XXX as prepaid finance charge
3291418011 XXX       XXX       XXX       2                                                                                                                                                                                                                                  2           *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2                                                                                                     *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the       B           B           Yes      Yes       Final HUD1 SC    3/XX/2003    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                        *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2             amount of $XXX.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              COMMENT: 2017/XX/19: TIL itemization did not disclose an attorney fee of $XXX as prepaid finance charge
3429507076 XXX       XXX       XXX       2                                                                                                                                                                                                                                  2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 05/XX/2005 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                                                                 B           B           No       Yes       Final HUD1 PA    5/XX/2005    Construction- Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Permanent
3754935617 XXX       XXX       XXX       2                                                                                                                                                                                                                                  2           *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2                                                                                                     *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the       B           B           Yes      Yes       Final HUD1 NJ    11/XX/2006   Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                        *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2                     amount of $XXX.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              COMMENT: 2021/XX/10: The TIL Itemization did not include a $XXX Mortgage Cancellation XXX fee and a $XXX Recording of Assignment fee as prepaid finance charges.
3557340081 XXX       XXX       XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV1                                                                                                                                                             2           *** (OPEN) Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates. - EV2                                                                                                                                                                                                                                                                                                                                                     B           B           Yes      Yes       Final HUD1 PA    1/XX/2006    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                        *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 07/XX/2005. - EV2
3198294666 XXX       XXX       XXX       2                                                                                                                                                                                                                                  2           *** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2                                                                                                                                  *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the       B           B           Yes      Yes       Final HUD1 CO    11/XX/2004   Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                        *** (OPEN) CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application. - EV2                                                                                     amount of $XXX.
                                                                                                                                                                                                                                                                                        *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2                                                                                                     COMMENT: 2017/XX/10: The fees on the itemization of amount financed and the fees on the HUD match. Under disclosure appears to be payment stream related.
2755869148 XXX       XXX       XXX       2                *** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most                                                                                                                   2           *** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2                                                                                                                                                                                                                                                                                                                                                               B           B           Yes      Yes       Final HUD1 FL    2/XX/2007    Refinance     Primary     XXX        $XXX
                                                          recent FEMA disaster. - EV1                                                                                                                                                                                                   *** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
                                                          *** (CLEARED) Missing Document: Missing Final 1003 - EV1                                                                                                                                                                      *** (CLEARED) (Doc Error) Initial GFE not provided - EV1
2925142403 XXX       XXX       XXX       2                                                                                                                                                                                                                                  2           *** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2                                                                                                                                                                                                                                                                                                                                                               B           B           Yes      Yes       Final HUD1 NJ    4/XX/2007    Refinance     Primary     XXX        $XXX
3362247409 XXX       XXX       XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV1                                                                                                                                                             2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for                                                                                                                                                                                    B           B           Yes      Yes       Final HUD1 NM    6/XX/2007    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                        testing was 05/XX/2007. - EV2
3547725866 XXX       XXX       XXX       3                *** (OPEN) Missing Valuation: - EV3                                                               *** (OPEN) Missing Valuation:                                                                                   3           *** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3                                                                                                                                                                                                                                                                          D           D           Yes      No        Missing    NY    7/XX/2006    Refinance     Primary     XXX        $XXX
                                                          *** (OPEN) Missing Document: Missing Final 1003 - EV1                                             COMMENT: 2018/XX/06: appraisal not provided                                                                                 *** (OPEN) (Doc Error) Initial GFE not provided - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 07/XX/2006 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates. - EV2
3255324813 XXX       XXX       XXX       2                                                                                                                                                                                                                                  2           *** (OPEN) ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM. - EV2                                                                                                                                                                                                                                                  B           B           Yes      Yes       Final HUD1 NJ    5/XX/2007    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                        *** (OPEN) CHARM Booklet Disclosure Prior to Closing Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 04/XX/2007. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
2781476731 XXX       XXX       XXX       1                                                                                                                                                                                                                                  1                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                   A           A           Yes      Yes       Final HUD1 IL    11/XX/2003   Purchase      Primary     XXX        $XXX
2813858739 XXX       XXX       XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV1                                                                                                                                                             2           *** (OPEN) ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM. - EV2                                                                *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the       B           B           Yes      Yes       Final HUD1 FL    10/XX/2006   Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                        *** (OPEN) CHARM Booklet Disclosure Prior to Closing Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM. - EV2                   amount of $XXX.
                                                                                                                                                                                                                                                                                        *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2                                                                                                     COMMENT: 2018/XX/10: Closing instructions indicate the Index used was 4.774%. The lowest Index available within the look-back period is 4.89667%.
                                                                                                                                                                                                                                                                                        *** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV1
3182379893 XXX       XXX       XXX       2                                                                                                                                                                                                                                  2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for                                                                                                                                                                                    B           B           Yes      Yes       Final HUD1 FL    9/XX/2006    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                        testing was 03/XX/2006. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV1
3498946873 XXX       XXX       XXX       2                *** (OPEN) Amendatory Clause is missing.: Disclosure: FHA - Amendatory Clause (Government                                                                                                                         2           *** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provded.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing. - EV2                                                                   *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the       B           B           Yes      Yes       Final HUD1 NY    11/XX/2008   Purchase      Primary     XXX        $XXX
                                                          Documents) - EV3                                                                                                                                                                                                              *** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2                                                                                                                                                                             amount of $XXX.
                                                          *** (OPEN) Real Estate Certification is missing.: Disclosure: FHA - Real Estate Certification                                                                                                                                 *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2                                                                                                     COMMENT: 2018/XX/15: Unable to determine the reason for the under disclosure due to the itemization of amount financed prepaid charges  is missing . Appears to be fee related
                                                          (Government Documents) - EV3
3228595977 XXX       XXX       XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV1                                                                                                                                                             2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for                                                                                                                                                                                    B           B           No       Yes       Final HUD1 AL    8/XX/2006    Purchase      Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                        testing was 07/XX/2006. - EV2
3439046935 XXX       XXX       XXX       1                                                                                                                                                                                                                                  1                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                   A           A           No       Yes       Final HUD1 CT    11/XX/2005   Refinance     Investment  XXX        $XXX
3695641527 XXX       XXX       XXX       2                *** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3                                                                                                                                           2           *** (OPEN) Connecticut Prepayment Penalty Test: Connecticut Prepayment Penalty:  Prepayment penalty not permissible by state law under the Mortgage Lenders, Correspondent Lenders, Brokers and Loan Originators Act. - EV2                                                                           *** (OPEN) Connecticut Prepayment Penalty Test: Connecticut Prepayment Penalty:  Prepayment penalty not permissible by state law under the Mortgage Lenders, Correspondent        B           B           Yes      Yes       Final HUD1 CT    1/XX/2006    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                        *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2                                                                                                     Lenders, Brokers and Loan Originators Act.
                                                                                                                                                                                                                                                                                        *** (OPEN) Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements - EV2                                                COMMENT: 2019/XX/15: PPP Expired. Prepayment charge not allowed per state (CT) - max prepayment charge for CT  loan is 0% - note states 6 months Interest.  Lender is XXX.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              COMMENT: 2019/XX/15: Unable to determine under disclosure due to missing Itemization of amount financed. Under disclosure appears to be fee related.
3406788289 XXX       XXX       XXX       2                *** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3                                                                                                                                           2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 05/XX/2006 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                                                                 B           B           No       Yes       Final HUD1 VA    5/XX/2006    Purchase      Second Home XXX        $XXX
                                                                                                                                                                                                                                                                                        *** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates. - EV2
3771162204 XXX       XXX       XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV1                                                                                                                                                             2           *** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2                                                                                                                                                                                                                                                                                                                                           B           B           Yes      Yes       Final HUD1 WI    4/XX/2005    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                        *** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 03/XX/2005. - EV2
3519904701 XXX       XXX       XXX       3        3       *** (OPEN) FEMA Disaster Issue: Property is located in a FEMA Disaster area and has not been      *** (OPEN) Missing Document: Appraisal not provided                                                             2           *** (OPEN) (Doc Error) HUD Error:  Interest rate on page 3 of the  final HUD was not provided. - EV2                                                                                                                                                                                                  *** (OPEN) (Doc Error) HUD Error:  Interest rate on page 3 of the  final HUD was not provided.                                                                                    B           B           Yes      Yes       Final HUD1 TX    4/XX/2014    Refinance     Primary     XXX        $XXX                  UTD          Temporary
                                                          inspected. - EV3                                                                                  COMMENT: 2020/XX/16: PIW not in file.                                                                                       *** (OPEN) (Doc Error) HUD Error:  Loan amount on page 3 of the  final HUD was not provided. - EV2                                                                                                                                                                                                    COMMENT: 2020/XX/16: The final HUD does not provide this information, unable to provide due to missing information from final HUD.                                                                                                                                                                                                 SHQM
                                                          *** (OPEN) Missing Document: Appraisal not provided - EV3                                                                                                                                                                     *** (OPEN) (Doc Error) HUD Error:  Loan term on page 3 of the  final HUD was not provided. - EV2                                                                                                                                                                                                      *** (OPEN) (Doc Error) HUD Error:  Loan amount on page 3 of the  final HUD was not provided.                                                                                                                                                                                                                                       (GSE/Agency
                                                          *** (OPEN) Missing Document: Flood Certificate not provided - EV1                                                                                                                                                             *** (OPEN) (Doc Error) HUD Error:  Principal, interest and MI payment on page 3 of the  final HUD was not provided. - EV2                                                                                                                                                                             COMMENT: 2020/XX/16: The final HUD does not provide this information, unable to provide due to missing information from final HUD.                                                                                                                                                                                                 Eligible)
                                                                                                                                                                                                                                                                                        *** (OPEN) (Doc Error) HUD Error: Balloon term question on page 3 of the  final HUD was not provided. - EV2                                                                                                                                                                                           *** (OPEN) (Doc Error) HUD Error:  Loan term on page 3 of the  final HUD was not provided.
                                                                                                                                                                                                                                                                                        *** (OPEN) (Doc Error) HUD Error: Can your interest rate rise question on page 3 of the  final HUD was not provided. - EV2                                                                                                                                                                            COMMENT: 2020/XX/16: The final HUD does not provide this information, unable to provide due to missing information from final HUD.
                                                                                                                                                                                                                                                                                        *** (OPEN) (Doc Error) HUD Error: Can your loan balance rise question on page 3 of the  final HUD was not provided. - EV2                                                                                                                                                                             *** (OPEN) (Doc Error) HUD Error:  Principal, interest and MI payment on page 3 of the  final HUD was not provided.
                                                                                                                                                                                                                                                                                        *** (OPEN) (Doc Error) HUD Error: Can your monthly payment amount owed rise question on page 3 of the  final HUD was not provided. - EV2                                                                                                                                                              COMMENT: 2020/XX/16: The final HUD does not provide this information, unable to provide due to missing information from final HUD.
                                                                                                                                                                                                                                                                                        *** (OPEN) (Doc Error) HUD Error: Escrow question on page 3 of the  final HUD was not provided. - EV2                                                                                                                                                                                                 *** (OPEN) (Doc Error) HUD Error: Balloon term question on page 3 of the  final HUD was not provided.
                                                                                                                                                                                                                                                                                        *** (OPEN) (Doc Error) HUD Error: Prepayment penalty question on page 3 of the  final HUD was not provided. - EV2                                                                                                                                                                                     COMMENT: 2020/XX/16: The final HUD does not provide this information, unable to provide due to missing information from final HUD.
                                                                                                                                                                                                                                                                                        *** (OPEN) (Missing Data) Flood Hazard Zone: Federal Compliance - (Missing Data) Flood Hazard Zone: Special Flood Hazard Zone indicator was not provided. The applicable flood zone related testing cannot be performed. - EV2                                                                        *** (OPEN) (Doc Error) HUD Error: Can your interest rate rise question on page 3 of the  final HUD was not provided.
                                                                                                                                                                                                                                                                                        *** (OPEN) Check Restated Loan Designation Match - QM / ATR: Ability to Repay / Qualified Mortgage (Dodd-Frank 2014): The initial Loan Designation provided did not match, however, the updated Loan Designation of Temporary SHQM (GSE/Agency Eligible) matches the Due Diligence Loan Designation   COMMENT: 2020/XX/16: The final HUD does not provide this information, unable to provide due to missing information from final HUD.
                                                                                                                                                                                                                                                                                        of Temporary SHQM (GSE/Agency Eligible). - EV2                                                                                                                                                                                                                                                        *** (OPEN) (Doc Error) HUD Error: Can your loan balance rise question on page 3 of the  final HUD was not provided.
                                                                                                                                                                                                                                                                                        *** (OPEN) RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges. - EV2                                                         COMMENT: 2020/XX/16: The final HUD does not provide this information, unable to provide due to missing information from final HUD.
                                                                                                                                                                                                                                                                                        *** (OPEN) RESPA (2010) -  Existence of Escrow Account on Final HUD-1 Inaccurate: Unable to determine if the Final HUD-1 indicates the loan contains an escrow payment due to missing information. - EV2                                                                                              *** (OPEN) (Doc Error) HUD Error: Can your monthly payment amount owed rise question on page 3 of the  final HUD was not provided.
                                                                                                                                                                                                                                                                                        *** (OPEN) RESPA (2010) -  Initial Payment on Final HUD-1 Inaccurate: Unable to determine if the Final HUD-1 reflects the actual payment due to missing information. - EV2                                                                                                                            COMMENT: 2020/XX/16: The final HUD does not provide this information, unable to provide due to missing information from final HUD.
                                                                                                                                                                                                                                                                                        *** (OPEN) RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan. - EV2                                                                                                                                                       *** (OPEN) (Doc Error) HUD Error: Escrow question on page 3 of the  final HUD was not provided.
                                                                                                                                                                                                                                                                                        *** (OPEN) RESPA (2010) -  Interest Rate on Final HUD-1 Inaccurate: Unable to determine if the Final HUD-1 reflects the actual interest rate due to missing information. - EV2                                                                                                                        COMMENT: 2020/XX/16: The final HUD does not provide this information, unable to provide due to missing information from final HUD.
                                                                                                                                                                                                                                                                                        *** (OPEN) RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note. - EV2                                                                                                                                                                     *** (OPEN) (Doc Error) HUD Error: Prepayment penalty question on page 3 of the  final HUD was not provided.
                                                                                                                                                                                                                                                                                        *** (OPEN) RESPA (2010) -  Loan Amount on Final HUD-1 Inaccurate: Unable to determine if the Final HUD-1 reflects the actual Loan Amount due to missing information. - EV2                                                                                                                            COMMENT: 2020/XX/16: The final HUD does not provide this information, unable to provide due to missing information from final HUD.
                                                                                                                                                                                                                                                                                        *** (OPEN) RESPA (2010) -  Loan Term on Final HUD-1 Inaccurate: Unable to determine if the Final HUD-1 reflects the actual Loan Term due to missing information. - EV2                                                                                                                                *** (OPEN) Check Restated Loan Designation Match - QM / ATR: Ability to Repay / Qualified Mortgage (Dodd-Frank 2014): The initial Loan Designation provided did not match,
                                                                                                                                                                                                                                                                                        *** (OPEN) RESPA (2010) - GFE column on HUD Comparison Chart Inaccurate: RESPA (2010) - GFE column on page 3 of Final HUD-1 does not match most recently disclosed GFE. - EV2                                                                                                                         however, the updated Loan Designation of Temporary SHQM (GSE/Agency Eligible) matches the Due Diligence Loan Designation of Temporary SHQM (GSE/Agency Eligible).
                                                                                                                                                                                                                                                                                        *** (OPEN) RESPA (2010) - HUD column on HUD Comparison Chart Inaccurate: RESPA (2010) - HUD-1 column on page 3 of Final HUD-1 does not match charges on page 2 of disclosure. - EV2                                                                                                                   COMMENT: 2023/XX/16: Loan designation was restated by client.
                                                                                                                                                                                                                                                                                        *** (OPEN) RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List of Homeownership Counseling Organizations to borrower. - EV2
                                                                                                                                                                                                                                                                                        *** (CLEARED) Unknown Loan Designation Test: Ability to Repay / Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation not provided. Due Diligence Loan Designation is Temporary SHQM (GSE/Agency Eligible). - EV1
3473558712 XXX       XXX       XXX       2        1                                                                                                                                                                                                                         2           *** (OPEN) RESPA (2010) - Written Service Provider List Not Provided Timely: RESPA (2010) - Borrower did not receive a list of service providers at the time the Good Faith Estimate was provided. - EV2                                                                                              *** (OPEN) RESPA (2010) - Written Service Provider List Not Provided Timely: RESPA (2010) - Borrower did not receive a list of service providers at the time the Good Faith       B           B           Yes      Yes       Final HUD1 NJ    10/XX/2014   Purchase      Primary     XXX        $XXX                  Temporary    Temporary
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              Estimate was provided.                                                                                                                                                                                                                                                                                                SHQM         SHQM
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              COMMENT: 2020/XX/02: Please provide evidence of the Providers of Service  Disclosure for the Initial Good Faith Estimate (GFE) issued 09/XX/2014 currently missing from the file.                                                                                                                                     (GSE/Agency  (GSE/Agency
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Eligible)    Eligible)
3707130067 XXX       XXX       XXX       1        1                                                                                                                                                                                                                         1                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                   A           A           Yes      No                   TX    2/XX/2020    Refinance     Primary     XXX        $XXX                  Non QM       Non QM
3638632357 XXX       XXX       XXX       1        1       *** (CLEARED) AUS/Guideline Findings: All conditions were not met - EV1                           *** (CLEARED) AUS/Guideline Findings: All conditions were not met                                               1           *** (CLEARED) (Doc Error) Initial GFE not provided - EV1                                                                                                                                                                                                                                              *** (CLEARED) Ability To Repay Not Exempt - NULL Check for Unknown Designation Test: Unable to determine whether loan is exempt from ability to repay testing due to missing      A           A           Yes      Yes       HUD1, not  MN    5/XX/2015    Refinance     Primary     XXX        $XXX                  UTD          ATR Fail
                                                          *** (CLEARED) Employment Error: Employment company not provided.: Borrower: XXX // Employment     COMMENT: 2020/XX/29: Missing income information.                                                                            *** (CLEARED) (Missing Data) Flood Hazard Zone: Federal Compliance - (Missing Data) Flood Hazard Zone: Special Flood Hazard Zone indicator was not provided. The applicable flood zone related testing cannot be performed. - EV1                                                                     information.                                                                                                                                                                                                                 signed or
                                                          Type: Employment / Income Type: Wages / Start Date: <empty>, Borrower: XXX // Employment Type:    *** (CLEARED) Employment Error: Employment company not provided.: Borrower: XXX // Employment Type: Employment              *** (CLEARED) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing. - EV1                                                               COMMENT: 2020/XX/29: Missing source information.                                                                                                                                                                             stamped
                                                          Employment / Income Type: Wages / Start Date: <empty> - EV1                                       / Income Type: Wages / Start Date: <empty>, Borrower: XXX // Employment Type: Employment / Income Type: Wages /             *** (CLEARED) (Missing Data) Missing Information to Determine Origination Channel: Unable to determine the origination channel based on the loan documents provided for review. The compliance review was performed with using the equivalent evaluation that would be considered for an Origination  *** (CLEARED) Appendix Q Liabilities - Revolving: Unable to determine compliance with Appendix Q liabilities requirements due to missing information.
                                                          *** (CLEARED) Employment Error: Employment years in field not provided.: Borrower: XXX //         Start Date: <empty>                                                                                                         Channel of Retail. - EV1                                                                                                                                                                                                                                                                              COMMENT: 2020/XX/29: Missing source information.
                                                          Employment Type: Employment / Income Type: Wages / Start Date: <empty>, Borrower: XXX //          COMMENT: 2020/XX/29: Missing source information.                                                                            *** (CLEARED) Ability To Repay Not Exempt - NULL Check for Unknown Designation Test: Unable to determine whether loan is exempt from ability to repay testing due to missing  information. - EV1                                                                                                      *** (CLEARED) General Ability To Repay Provision Credit History: Ability to Repay (Dodd-Frank 2014): Unable to verify debt obligations using reasonably reliable third-party
                                                          Employment Type: Employment / Income Type: Wages / Start Date: <empty> - EV1                      *** (CLEARED) Employment Error: Employment years in field not provided.: Borrower: XXX // Employment Type:                  *** (CLEARED) Appendix Q Liabilities - Revolving: Unable to determine compliance with Appendix Q liabilities requirements due to missing information. - EV1                                                                                                                                           records.
                                                          *** (CLEARED) FEMA Disaster Issue: Property is located in a FEMA Disaster area and has not been   Employment / Income Type: Wages / Start Date: <empty>, Borrower: XXX // Employment Type: Employment / Income                *** (CLEARED) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 05/XX/2015 used as disbursement date for compliance testing. - EV1                                                                            COMMENT: 2020/XX/29: Missing source information.
                                                          inspected. - EV1                                                                                  Type: Wages / Start Date: <empty>                                                                                           *** (CLEARED) ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Missing: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide "Right to Receive a Copy" appraisal disclosure to consumer. - EV1                                                                              *** (CLEARED) General Ability To Repay Provision Employment - W-2: Ability to Repay (Dodd-Frank 2014): Unable to verify current Wages/W-2 employment status using reasonably
                                                          *** (CLEARED) Hazard Insurance policy does not list "Lender its successors and assigns", per      COMMENT: 2020/XX/29: Missing source information.                                                                            *** (CLEARED) FACTA Disclosure Missing: Unable to determine FACTA Credit Score Disclosure was provided due to missing information. - EV1                                                                                                                                                              reliable third-party records. (XXX XXX/Wages)
                                                          guideline requirements. - EV1                                                                     *** (CLEARED) Initial Rate Lock rate date is not documented in file.                                                        *** (CLEARED) General Ability To Repay - Missing Investor Guideline Qualifying Total Debt Ratio: Unable to complete ATR testing due to missing investor guideline qualifying total debt ratio. - EV1                                                                                                  COMMENT: 2020/XX/29: Missing source information.
                                                          *** (CLEARED) Income Docs Missing:: Borrower: XXX, Borrower: XXX - EV1                            COMMENT: 2020/XX/29: Missing source information.                                                                            *** (CLEARED) General Ability To Repay Provision Credit History: Ability to Repay (Dodd-Frank 2014): Unable to verify debt obligations using reasonably reliable third-party records. - EV1                                                                                                           *** (CLEARED) General Ability To Repay Provision Employment - W-2: Ability to Repay (Dodd-Frank 2014): Unable to verify current Wages/W-2 employment status using reasonably
                                                          *** (CLEARED) Initial Rate Lock rate date is not documented in file. - EV1                                                                                                                                                    *** (CLEARED) General Ability To Repay Provision Employment - W-2: Ability to Repay (Dodd-Frank 2014): Unable to verify current Wages/W-2 employment status using reasonably reliable third-party records. (XXX XXX/Wages) - EV1                                                                      reliable third-party records. (XXX XXX/Wages)
                                                          *** (CLEARED) Missing Document: Appraisal not provided - EV1                                                                                                                                                                  *** (CLEARED) General Ability To Repay Provision Employment - W-2: Ability to Repay (Dodd-Frank 2014): Unable to verify current Wages/W-2 employment status using reasonably reliable third-party records. (XXX XXX/Wages) - EV1                                                                      COMMENT: 2020/XX/29: Missing source information.
                                                          *** (CLEARED) Missing Document: Approval not provided - EV1                                                                                                                                                                   *** (CLEARED) General Ability To Repay Provision Income and Assets - No Income Provided: Ability to Repay (Dodd-Frank 2014): No income or assets converted to a monthly amount was provided to demonstrate ability to repay. - EV1                                                                    *** (CLEARED) General Ability To Repay Provision Income and Assets - No Income Provided: Ability to Repay (Dodd-Frank 2014): No income or assets converted to a monthly amount
                                                          *** (CLEARED) Missing Document: AUS not provided - EV1                                                                                                                                                                        *** (CLEARED) General Ability To Repay Provision Income and Assets - Wages: Ability to Repay (Dodd-Frank 2014):  Unable to verity income due to, missing  W-2, Paystub, LES, ETS or WVOE. (XXX XXX/Wages) - EV1                                                                                       was provided to demonstrate ability to repay.
                                                          *** (CLEARED) Missing Document: Credit Report not provided - EV1                                                                                                                                                              *** (CLEARED) General Ability To Repay Provision Income and Assets - Wages: Ability to Repay (Dodd-Frank 2014):  Unable to verity income due to, missing  W-2, Paystub, LES, ETS or WVOE. (XXX XXX/Wages) - EV1                                                                                       COMMENT: 2020/XX/29: Missing source information.
                                                          *** (CLEARED) Missing Document: Flood Certificate not provided - EV1                                                                                                                                                          *** (CLEARED) General Ability To Repay Provision Investor Guidelines Not Provided: Ability to Repay (Dodd-Frank 2014): Unable to determine ability to repay due to missing guidelines. Loan characteristics are DTI: %, LTV/CLTV: .00000%/.00000%, Credit Score: , Occupancy: Primary, Purpose:       *** (CLEARED) General Ability To Repay Provision Income and Assets - Wages: Ability to Repay (Dodd-Frank 2014):  Unable to verity income due to, missing  W-2, Paystub, LES, ETS
                                                          *** (CLEARED) Missing Document: Hazard Insurance Policy not provided - EV1                                                                                                                                                    Refinance, Cash-out - Other - EV1                                                                                                                                                                                                                                                                     or WVOE. (XXX XXX/Wages)
                                                          *** (CLEARED) Missing Document: Loan Underwriting and Transmittal Summary (1008) / MCAW not                                                                                                                                   *** (CLEARED) Income Data was not provided: Income Source and Qualifying Monthly Income Amount are required. (XXX XXX/Wages) - EV1                                                                                                                                                                    COMMENT: 2020/XX/29: Missing source information.
                                                          provided - EV1                                                                                                                                                                                                                *** (CLEARED) Income Data was not provided: Income Source and Qualifying Monthly Income Amount are required. (XXX XXX/Wages) - EV1                                                                                                                                                                    *** (CLEARED) General Ability To Repay Provision Income and Assets - Wages: Ability to Repay (Dodd-Frank 2014):  Unable to verity income due to, missing  W-2, Paystub, LES, ETS
                                                          *** (CLEARED) Missing Document: Missing Final 1003 - EV1                                                                                                                                                                      *** (CLEARED) Minnesota Residential Mortgage Originator and Servicer Licensing Act (Ability to Repay not Verified): Minnesota Residential Mortgage Originator and Servicer Licensing Act Borrower's ability to repay not verified with reliable documentation. - EV1                                  or WVOE. (XXX XXX/Wages)
                                                          *** (CLEARED) Missing Document: Tax Certificate not provided - EV1                                                                                                                                                            *** (CLEARED) Minnesota Tangible Net Benefit Test: Minnesota Residential Mortgage Originator and Servicer Licensing Act: Unable to determine if mortgage loan provides a tangible net benefit to the borrower due to missing prior loan information. - EV1                                            COMMENT: 2020/XX/29: Missing source information.
                                                                                                                                                                                                                                                                                        *** (CLEARED) Missing Document: Missing Lender's Initial 1003 - EV1                                                                                                                                                                                                                                   *** (CLEARED) General Ability To Repay Provision Investor Guidelines Not Provided: Ability to Repay (Dodd-Frank 2014): Unable to determine ability to repay due to missing
                                                                                                                                                                                                                                                                                        *** (CLEARED) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV1                                                                                     guidelines. Loan characteristics are DTI: %, LTV/CLTV: .00000%/.00000%, Credit Score: , Occupancy: Primary, Purpose: Refinance, Cash-out - Other
                                                                                                                                                                                                                                                                                        *** (CLEARED) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2015 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing     COMMENT: 2020/XX/29: Missing source information.
                                                                                                                                                                                                                                                                     HUD-1 or Closing Disclosure, no fees were used in testing. - EV1                                                                                                                                                                                                                                      *** (CLEARED) NonQM ATR: Ability-to-Repay (Dodd-Frank 2014): General Ability-to-Repay requirements not satisfied.
                                                                                                                                                                                                                                                                                        *** (CLEARED) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2015 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV1                  COMMENT: 2020/XX/29: Missing source information.
                                                                                                                                                                                                                                                                                        *** (CLEARED) NMLS - Missing Evidence of Initial Loan Application Date: Truth in Lending Act (NMLSR Dodd- Frank 2014): Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date. - EV1                                                  *** (CLEARED) QM DTI: Unable to determine compliance with QM Total Debt Ratio requirements due to missing QM Total Debt Ratio information.
                                                                                                                                                                                                                                                                                        *** (CLEARED) No Income Provided: Qualified Mortgage (Dodd-Frank 2014):  No income was provided to demonstrate compliance with Appendix Q requirements. - EV1                                                                                                                                         COMMENT: 2020/XX/29: Missing source information.
                                                                                                                                                                                                                                                                                        *** (CLEARED) NonQM ATR: Ability-to-Repay (Dodd-Frank 2014): General Ability-to-Repay requirements not satisfied. - EV1                                                                                                                                                                               *** (CLEARED) QM Employment History: Qualified Mortgage (Dodd-Frank 2014): Employment history requirement not met. (XXX/5619623)
                                                                                                                                                                                                                                                                                        *** (CLEARED) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV1                                                                                                                                                                              COMMENT: 2020/XX/29: Missing source information.
                                                                                                                                                                                                                                                                                        *** (CLEARED) QM DTI: Unable to determine compliance with QM Total Debt Ratio requirements due to missing QM Total Debt Ratio information. - EV1                                                                                                                                                      *** (CLEARED) QM Employment History: Qualified Mortgage (Dodd-Frank 2014): Employment history requirement not met. (XXX/5619622)
                                                                                                                                                                                                                                                                                        *** (CLEARED) QM Employment History: Qualified Mortgage (Dodd-Frank 2014): Employment history requirement not met. (XXX/5619623) - EV1                                                                                                                                                                COMMENT: 2020/XX/29: Missing source information.
                                                                                                                                                                                                                                                                                        *** (CLEARED) QM Employment History: Qualified Mortgage (Dodd-Frank 2014): Employment history requirement not met. (XXX/5619622) - EV1
                                                                                                                                                                                                                                                                                        *** (CLEARED) RESPA (2010) - HUD column on HUD Comparison Chart Inaccurate: Unable to determine if the HUD-1 column on page 3 of the Final HUD-1 is accurate as compared to the charges on page 2 of the disclosure due to missing information. - EV1
                                                                                                                                                                                                                                                                                        *** (CLEARED) RESPA (2010) - Written Service Provider List Missing: Unable to determine if the borrower received a list of service providers due to missing information. - EV1
                                                                                                                                                                                                                                                                                        *** (CLEARED) RESPA -  Initial Escrow Account Statement Missing: Unable to determine if the initial escrow account statement is compliant based on missing information. - EV1
                                                                                                                                                                                                                                                                                        *** (CLEARED) RESPA -  Initial GFE Missing: RESPA: Initial GFE not provided to Borrower(s). - EV1
                                                                                                                                                                                                                                                                                        *** (CLEARED) RESPA - Incorrect HUD-1 Form Used: Unable to determine if the Final HUD-1 Settlement Statement is on the proper 2010 form due to missing information. - EV1
                                                                                                                                                                                                                                                                                        *** (CLEARED) RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List of Homeownership Counseling Organizations to borrower. - EV1
                                                                                                                                                                                                                                                                                        *** (CLEARED) RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement. - EV1
                                                                                                                                                                                                                                                                                        *** (CLEARED) TIL-MDIA - Initial TIL Missing: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not provided to the borrower. - EV1
                                                                                                                                                                                                                                                                                        *** (CLEARED) TILA - Final TIL Missing: Missing Final TIL. - EV1
                                                                                                                                                                                                                                                                                        *** (CLEARED) TILA NMLSR - Individual Originator NMLS information on documents does not match NMLS website: Unable to test Individual Loan Originator NMLSR status due to missing information. - EV1
                                                                                                                                                                                                                                                                                        *** (CLEARED) TILA NMLSR - Missing NMLS Information on Note: Truth in Lending Act (NMLSR Dodd- Frank 2014): NMLSR information not present on Note. - EV1
                                                                                                                                                                                                                                                                                        *** (CLEARED) TILA NMLSR - Missing NMLS Information on Security Instrument: Truth in Lending Act (NMLSR Dodd- Frank 2014): NMLSR information not present on Security Instrument. - EV1
                                                                                                                                                                                                                                                                                        *** (CLEARED) TILA NMLSR - Originator Company NMLS information on documents does not match NMLS website: Unable to test Loan Originator Organization match due to missing information. - EV1
                                                                                                                                                                                                                                                                                        *** (CLEARED) Unknown Loan Designation Test: Ability to Repay / Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation not provided. Due Diligence Loan Designation is ATR Fail. - EV1
                                                                                                                                                                                                                                                                                        *** (CLEARED) Wages Documentation: Qualified Mortgage (Dodd-Frank 2014):  Unable to verity income due to, missing  W-2, Paystub, LES, ETS or WVOE. (XXX XXX/Wages) - EV1
                                                                                                                                                                                                                                                                                        *** (CLEARED) Wages Documentation: Qualified Mortgage (Dodd-Frank 2014):  Unable to verity income due to, missing  W-2, Paystub, LES, ETS or WVOE. (XXX XXX/Wages) - EV1
2895186166 XXX       XXX       XXX       2                                                                                                                                                                                                                                  2           *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2                                                                                                                                                                                                                                                                                       B           B           Yes      Yes       Final HUD1 NY    8/XX/2006    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                        *** (OPEN) FACTA Disclosure Not Provided Prior to Closing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV1
3294658613 XXX       XXX       XXX       2                                                                                                                                                                                                                                  2           *** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2                                                                                                                                                                                                                                                                                                                    B           B           Yes      Yes       Final HUD1 NJ    8/XX/2004    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                        *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not provided to all parties whose ownership interest is or will be subject to the security interest. - EV2
2772654901 XXX       XXX       XXX       2                *** (OPEN) Missing Document: Modification not provided - EV3                                                                                                                                                      2           *** (OPEN) Notice of Special Flood Hazard Disclosure Not Provided Timely: FDPA Notification Rule: Creditor did not provide a Notice of Special Flood Hazard Disclosure within a reasonable time prior to closing. - EV2                                                                                                                                                                                                                                                                 B           B           Yes      Yes       Final HUD1 FL    9/XX/2007    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                        *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2
2904024341 XXX       XXX       XXX       2                *** (OPEN) Missing Document: Flood Certificate not provided - EV1                                                                                                                                                 2           *** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2                                                                                                                                                                                                                                                                                                                                                         B           B           Yes      Yes       Final HUD1 IN    9/XX/2003    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                        *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Initial Loan Application Status Test: No evidence of application date located in file.  Compliance tests were run using an application date of 8/XX/2003 which is 1 month(s) prior to consummation.  A 7 month lookback was used to determine this application date. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
3300063665 XXX       XXX       XXX       2                *** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most                                                                                                                   2           *** (OPEN) (Doc Error) Initial GFE not provided - EV2                                                                                                                                                                                                                                                 *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the       B           B           Yes      Yes       Final HUD1 NY    8/XX/1997    Refinance     Primary     XXX        $XXX
                                                          recent FEMA disaster. - EV1                                                                                                                                                                                                   *** (OPEN) (Missing Data) Flood Hazard Zone: Federal Compliance - (Missing Data) Flood Hazard Zone: Special Flood Hazard Zone indicator was not provided. The applicable flood zone related testing cannot be performed. - EV2                                                                        amount of $XXX.
                                                          *** (OPEN) Missing Document: Flood Certificate not provided - EV1                                                                                                                                                             *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2                                                                                                     COMMENT: 2017/XX/06: Unable to determine under disclosure due to missing itemization of amount financed.
                                                          *** (OPEN) Missing Document: Missing Final 1003 - EV1                                                                                                                                                                         *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 7/XX/1997 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 2/XX/1997. - EV2
3841564058 XXX       XXX       XXX       2                                                                                                                                                                                                                                  2           *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2                                                                                                     *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the       B           B           Yes      Yes       Final HUD1 NY    4/XX/2003    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              amount of $XXX.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              COMMENT: 2017/XX/03: TIL itemization did not disclose a Con Mod fee of $XXX a service charge of $XXX and a settlement service fee of $XXX as prepaid finance charges.
2832835005 XXX       XXX       XXX       2                *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following                                                                                                                     2           *** (OPEN) Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates. - EV2                                                                                                                                                                                                                                                                                                                                                     B           B           Yes      Yes       Final HUD1 NC    8/XX/2007    Refinance     Primary     XXX        $XXX
                                                          clauses: - EV2                                                                                                                                                                                                                *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for
                                                          *** (OPEN) Missing Document: Missing Final 1003 - EV1                                                                                                                                                                         testing was 02/XX/2007. - EV2
3838596754 XXX       XXX       XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV1                                                                                                                                                             2           *** (OPEN) Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates. - EV2                                                                                                                                                                   *** (OPEN) Missing Document: Missing Lender's Initial 1003                                                                                                                        B           B           Yes      Yes       Final HUD1 NY    4/XX/2007    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                        *** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV1                                                                                                                                                                                                                                      COMMENT: 2017/XX/11: Client approved use of alternative application document for initial application date.
2983281653 XXX       XXX       XXX       1                                                                                                                                                                                                                                  1                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                   A           A           Yes      Yes       Final HUD1 PA    11/XX/2004   Refinance     Primary     XXX        $XXX
3801306123 XXX       XXX       XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV1                                                                                                                                                             2           *** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2                                                                                                                                                                                                                                                                                                                                           B           B           Yes      Yes       Final HUD1 GA    3/XX/2005    Purchase      Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                        *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 02/XX/2005. - EV2
3671972746 XXX       XXX       XXX       2                                                                                                                                                                                                                                  2           *** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2                                                                                                                                                                                                                                                                                                                                                         B           B           Yes      Yes       Final HUD1 NJ    2/XX/2005    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                        *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2
3678674001 XXX       XXX       XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV1                                                                                                                                                             2           *** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2                                                                                                                                                                                                                                                                                                                                                               B           B           Yes      Yes       Final HUD1 PA    4/XX/2007    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                        *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/XX/2006. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
3690917897 XXX       XXX       XXX       2                                                                                                                                                                                                                                  2           *** (OPEN) (Doc Error) TIL Error: Borrower signature not dated. - EV2                                                                                                                                                                                                                                                                                                                                                                                                                   B           B           Yes      Yes       Final HUD1 NJ    1/XX/2006    Refinance     Primary     XXX        $XXX
3794165362 XXX       XXX       XXX       2                *** (OPEN) Final Title Policy is missing.  No evidence of title was found in file. - EV1                                                                                                                          2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for                                                                                                                                                                                    B           B           Yes      Yes       Final HUD1 CT    7/XX/2007    Refinance     Primary     XXX        $XXX
                                                          *** (OPEN) Missing Document: Missing Final 1003 - EV1                                                                                                                                                                         testing was 01/XX/2007. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV1
3531516167 XXX       XXX       XXX       1                *** (OPEN) Final Title Policy is missing.  No evidence of title was found in file. - EV1                                                                                                                          1                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                   A           A           Yes      Yes       Final HUD1 IL    11/XX/2006   Refinance     Primary     XXX        $XXX
3344407405 XXX       XXX       XXX       2                                                                                                                                                                                                                                  2           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2                                                                                                                                                                                               B           B           Yes      Yes       Final HUD1 NJ    9/XX/2005    Refinance     Primary     XXX        $XXX
2944802839 XXX       XXX       XXX       2                                                                                                                                                                                                                                  2           *** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2                                                                                                                                                                                                                                                                           B           B           Yes      Yes       Final HUD1 LA    5/XX/2006    Refinance     Primary     XXX        $XXX
2974861013 XXX       XXX       XXX       1                                                                                                                                                                                                                                  1                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                   A           A           Yes      Yes       Final HUD1 FL    1/XX/2006    Refinance     Primary     XXX        $XXX
3838761298 XXX       XXX       XXX       3                *** (OPEN) Missing Document: Missing Final 1003 - EV1                                                                                                                                                             3           *** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3                                                                                        *** (CLEARED) (Missing Doc) Incomplete loan images/file                                                                                                                           D           D           Yes      No        Missing    TN    12/XX/2001   Refinance     UTD         XXX        $XXX
                                                                                                                                                                                                                                                                                        *** (OPEN) (Doc Error) Initial GFE not provided - EV2                                                                                                                                                                                                                                                 COMMENT: 2018/XX/01: Image file provided is for a property in XXX, NC for a loan dated 12/XX/2001 for $XXX. Tape indicates the correct subject property is in XXX, TN for a loan
                                                                                                                                                                                                                                                                                        *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 12/XX/2001 used as disbursement date for compliance testing. - EV2                                                                               dated 01/XX/2002 for $XXX. Missing all required documents for the subject property.
                                                                                                                                                                                                                                                                                        *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2001 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used
                                                                                                                                                                                                                                                                                        for testing was 06/XX/2001.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2
                                                                                                                                                                                                                                                                                        *** (CLEARED) (Missing Doc) Incomplete loan images/file - EV1
3493108828 XXX       XXX       XXX       2                                                                                                                                                                                                                                  2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 03/XX/2007 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                                                                 B           B           Yes      Yes       Final HUD1 MS    3/XX/2007    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                        *** (OPEN) Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 03/XX/2007, prior to three (3) business days from transaction date of 03/XX/2007. - EV2
3457406704 XXX       XXX       XXX       2                                                                                                                                                                                                                                  2           *** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2                                                                                                                                                                                                                                                                                                                                                         B           B           Yes      Yes       Final HUD1 FL    6/XX/2007    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                        *** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 05/XX/2007. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
3681305091 XXX       XXX       XXX       2                                                                                                                                                                                                                                  2           *** (OPEN) (Doc Error) TIL Error: Borrower signature not dated. - EV2                                                                                                                                                                                                                                 *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the       B           B           Yes      Yes       Final HUD1 VA    8/XX/2007    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                        *** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2                                                                                                                                                                       amount of $XXX.
                                                                                                                                                                                                                                                                                        *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2                                                                                                                          COMMENT: 2018/XX/26: Unable to determine under disclosure due to missing itemization of amount financed.
                                                                                                                                                                                                                                                                                        *** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements. - EV2
3684088901 XXX       XXX       XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV1                                                                                                                                                             2           *** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2                                                                                                                                                                                                                                                                                                                                                               B           B           No       Yes       Final HUD1 PA    12/XX/2005   Refinance     Investment  XXX        $XXX
3256867025 XXX       XXX       XXX       2                *** (OPEN) Missing Valuation: - EV3                                                               *** (OPEN) Missing Valuation:                                                                                   2           *** (OPEN) (Doc Error) TIL Error: Borrower signature not dated. - EV2                                                                                                                                                                                                                                                                                                                                                                                                                   B           B           No       Yes       Final HUD1 GA    6/XX/2008    Purchase      Second Home XXX        $XXX
                                                                                                                                                            COMMENT: 2018/XX/13: Appraisal not provided                                                                                 *** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2
3517218615 XXX       XXX       XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV1                                                                                                                                                             2           *** (OPEN) Colorado Home Loan (Ability to Repay not Verified): Colorado Home Loan (HB1322):  Borrower's ability to repay not verified with reliable documentation. - EV2                                                                                                                                                                                                                                                                                                                B           B           No       Yes       Final HUD1 CO    2/XX/2008    Purchase      Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                        *** (OPEN) Colorado Home Loan (Tangible Net Benefit Disclosure Not Provided): Colorado Home Loan (HB1322):  Loan file does not contain a Tangible Net Benefit Disclosure (or similar document). - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 01/XX/2008. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
2982592971 XXX       XXX       XXX       2                *** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV1              *** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided                                  2           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2                                                                                                                                                                                               B           B           Yes      Yes       Final HUD1 NY    2/XX/2008    Purchase      Primary     XXX        $XXX
                                                                                                                                                            COMMENT: 2018/XX/29: High Cost testing complete - Premium and terms documented in file.
2911680063 XXX       XXX       XXX       2                                                                                                                                                                                                                                  2           *** (OPEN) (Doc Error) Initial GFE not provided - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                   B           B           Yes      Yes       Final HUD1 NJ    3/XX/2008    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                        *** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2
3403114407 XXX       XXX       XXX       2                                                                                                                                                                                                                                  2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for                                                                                                                                                                                    B           B           Yes      Yes       Final HUD1 NY    2/XX/2008    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                        testing was 01/XX/2008. - EV2
3021041104 XXX       XXX       XXX       3                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                     3           *** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3                                                                                                                                                                                                                                                                          D           D           Yes      No        Missing    FL    3/XX/2007    Refinance     Primary     XXX        $XXX
                                                          *** (OPEN) Missing Document: Missing Final 1003 - EV1                                                                                                                                                                         *** (OPEN) (Doc Error) Initial GFE not provided - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 03/XX/2007 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2007 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used
                                                                                                                                                                                                                                                                                        for testing was 09/XX/2006.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
3391781450 XXX       XXX       XXX       2                *** (OPEN) Missing Valuation: - EV3                                                               *** (OPEN) Missing Valuation:                                                                                   2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for                                                                                                                                                                                    B           B           Yes      Yes       Final HUD1 NJ    7/XX/2007    Refinance     Primary     XXX        $XXX
                                                          *** (OPEN) Missing Document: Missing Final 1003 - EV1                                             COMMENT: 2018/XX/01: Appraisal not provided.                                                                                testing was 01/XX/2007. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
3246470893 XXX       XXX       XXX       2                                                                                                                                                                                                                                  2           *** (OPEN) ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM. - EV2                                                                *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the       B           B           Yes      Yes       Final HUD1 FL    4/XX/2006    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                        *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2                                                                                                                          amount of $XXX.
                                                                                                                                                                                                                                                                                        *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2                                                                                                     COMMENT: 2018/XX/06: Under disclosure is due to the lender utilizing an index value of 3.460% per the loan approval, however the lowest index value available in the lookback
                                                                                                                                                                                                                                                                                        *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for  period is 3.66%.
                                                                                                                                                                                                                                                                                        testing was 11/XX/2005. - EV2
3396779957 XXX       XXX       XXX       2                                                                                                                                                                                                                                  2           *** (OPEN) ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM. - EV2                                                                *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the       B           B           Yes      Yes       Final HUD1 NY    10/XX/2006   Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                        *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2                                                                                                     amount of $XXX.
                                                                                                                                                                                                                                                                                        *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for  COMMENT: 2018/XX/09: Underdisclosure is due to the lender utilizing an index value of 4.110% per the Loan Commitment and Approval, However the lowest index value available in
                                                                                                                                                                                                                                                                                        testing was 09/XX/2006. - EV2                                                                                                                                                                                                                                                                         the lookback period is 4.600%.
                                                                                                                                                                                                                                                                                        *** (OPEN) New York Late Charge Percent Testing: Note late charge exceeds maximum per state. - EV2                                                                                                                                                                                                    *** (OPEN) New York Late Charge Percent Testing: Note late charge exceeds maximum per state.
                                                                                                                                                                                                                                                                                        *** (OPEN) TIL APR Tolerance Irregular Transaction: Truth In Lending Act:  Final TIL APR of 7.13800% is underdisclosed from calculated APR of 7.62217% outside of 0.125% tolerance. - EV2                                                                                                             COMMENT: 2018/XX/09: 5% late charge exceeds 2% maximum per state NY.
                                                                                                                                                                                                                                                                                        *** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV1                                                                                                   *** (OPEN) TIL APR Tolerance Irregular Transaction: Truth In Lending Act:  Final TIL APR of 7.13800% is underdisclosed from calculated APR of 7.62217% outside of 0.125%
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              tolerance.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              COMMENT: 2018/XX/09: Underdisclosure is due to the lender utilizing an index value of 4.110% per the Loan Commitment and Approval, However the lowest index value available in the lookback period is 4.600%.
3055875694 XXX       XXX       XXX       2                *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following                                                                                                                     2           *** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provded.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing. - EV2                                                                   *** (OPEN) New York Late Charge Percent Testing: Note late charge exceeds maximum per state.                                                                                      B           B           Yes      Yes       Final HUD1 NY    8/XX/2007    Refinance     Primary     XXX        $XXX
                                                          clauses: - EV2                                                                                                                                                                                                                *** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2                                                                                                       COMMENT: 2018/XX/12: 5% late charge exceeds 2% maximum per state NY
                                                                                                                                                                                                                                                                                        *** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) New York Late Charge Percent Testing: Note late charge exceeds maximum per state. - EV2
3206564564 XXX       XXX       XXX       2                *** (OPEN) Amendatory Clause is missing.: Disclosure: FHA - Amendatory Clause (Government         *** (OPEN) Missing Document: FHA Mortgage Insurance Certificate not provided                                    2           *** (OPEN) (Doc Error) Initial GFE not provided - EV2                                                                                                                                                                                                                                                 *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the       B           B           Yes      Yes       Final HUD1 NY    9/XX/2007    Purchase      Primary     XXX        $XXX
                                                          Documents) - EV3                                                                                  COMMENT: 2018/XX/15: High Cost testing complete - Premium and terms documented in file                                      *** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provded.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing. - EV2                                                                   amount of $XXX.
                                                          *** (OPEN) Missing Document: FHA Case Number Assignment not provided - EV3                                                                                                                                                    *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                COMMENT: 2018/XX/15: Lenders Final TIL represents 149 monthly payments of MIP.  Whereas audited finance charge reflects 151 monthly payments of MIP.
                                                          *** (OPEN) Missing Document: FHA Mortgage Insurance Certificate not provided - EV3                                                                                                                                            *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2
                                                          *** (OPEN) Real Estate Certification is missing.: Disclosure: FHA - Real Estate Certification
                                                          (Government Documents) - EV3
                                                          *** (OPEN) Missing Document: Missing Final 1003 - EV1
3283250580 XXX       XXX       XXX       1                *** (CLEARED) Missing Document: Missing Final 1003 - EV1                                                                                                                                                          1           *** (CLEARED) (Doc Error) Initial GFE not provided - EV1                                                                                                                                                                                                                                                                                                                                                                                                                                A           A           No       Yes       Final HUD1 NY    11/XX/2007   Purchase      Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                        *** (CLEARED) Initial Loan Application Status Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2007 which is 1 month(s) prior to consummation.  A 7 month lookback was used to determine this application date. - EV1
                                                                                                                                                                                                                                                                                        *** (CLEARED) Initial TIL not provided - EV1
                                                                                                                                                                                                                                                                                        *** (CLEARED) Missing Document: Missing Lender's Initial 1003 - EV1
                                                                                                                                                                                                                                                                                        *** (CLEARED) TILA - Final TIL Missing: Missing Final TIL. - EV1
2898008230 XXX       XXX       XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV1                                                                                                                                                             2           *** (OPEN) Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates. - EV2                                                                                                                                                                                                                                                                                                                                                     B           B           Yes      Yes       Final HUD1 SD    8/XX/2007    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                        *** (OPEN) FNMA Points and Fees : FNMA Points and Fees on subject loan of 5.25457% is in excess of the allowable maximum of the greater of 5.00000% of the Original Loan Amount and $XXX (2007). FNMA Finance Charge total $XXX on a Original Loan Amount of $XXX vs. an allowable total of $XXX and
                                                                                                                                                                                                                                                                                        $XXX (2007) (an overage of $XXX or .25457%). - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 08/XX/2007, prior to three (3) business days from transaction date of 08/XX/2007. - EV2
3221924925 XXX       XXX       XXX       2                                                                                                                                                                                                                                  2           *** (OPEN) FNMA Points and Fees : FNMA Points and Fees on subject loan of 5.51068% is in excess of the allowable maximum of  5.00000% of the Original Loan Amount. FNMA Finance Charge total $XXX on a Original Loan Amount of $XXX vs. an allowable total of $XXX (an overage of $XXX or .51068%). -                                                                                                                                                                                   B           B           Yes      Yes       Final HUD1 AL    4/XX/2001    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                        EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2001 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/XX/2000. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 04/XX/2001, prior to three (3) business days from transaction date of 04/XX/2001. - EV2
3256702000 XXX       XXX       XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV1                                                                                                                                                             2           *** (OPEN) ARM Disclosure Compliant: TIL variable rate disclosure: ARM loan program disclosure does not match terms of loan. - EV2                                                                                                                                                                    *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the       B           B           Yes      Yes       Final HUD1 MA    10/XX/2005   Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                        *** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2                                                                                                                                                         amount of $XXX.
                                                                                                                                                                                                                                                                                        *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2                                                                                                                          COMMENT: 2019/XX/08: Approval indicates the Index used was 2.78%. The lowest Index available within the look-back period is 2.97%.
                                                                                                                                                                                                                                                                                        *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Massachusetts Home Loan - Borrower's Interest Tangible Net Benefit Worksheet Not in File: Massachusetts Home Loan: No evidence in loan file of document or worksheet indicating how the lender determined that the home loan is in the borrower's interest. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 04/XX/2005. - EV2
3284365908 XXX       XXX       XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV1                                                                                                                                                             2           *** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2                                                                                                                                                         *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the       B           B           Yes      Yes       Final HUD1 CA    7/XX/2005    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                        *** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2                                                                                                                                               amount of $XXX.
                                                                                                                                                                                                                                                                                        *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2                                                                                                     COMMENT: 2019/XX/08: Under disclosure is due to the lender utilizing an index value of 2.52% per the loan approval, however the lowest index value available in the lookback
                                                                                                                                                                                                                                                                                        *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for  period is 2.7%.
                                                                                                                                                                                                                                                                                        testing was 06/XX/2005. - EV2
3508659037 XXX       XXX       XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV1                                                                                                                                                             2           *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2                                                                                                                          *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the       B           B           Yes      Yes       Final HUD1 CT    8/XX/2005    Purchase      Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                        *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2                                                                                                     amount of $XXX.
                                                                                                                                                                                                                                                                                        *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for  COMMENT: 2019/XX/07: Approval indicates the Index used was 2.78%. The lowest Index available within the look-back period is 2.89%.
                                                                                                                                                                                                                                                                                        testing was 06/XX/2005. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV1
3395676948 XXX       XXX       XXX       2                *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following                                                                                                                     2           *** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2                                                                                                                                                                                                                                                                                                                                           B           B           Yes      Yes       Final HUD1 FL    9/XX/2007    Refinance     Primary     XXX        $XXX
                                                          clauses: - EV2                                                                                                                                                                                                                *** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 03/XX/2007. - EV2
2970848829 XXX       XXX       XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV1                                                                                                                                                             2           *** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2                                                                                                                                                                                                                                                                                         B           B           Yes      Yes       Final HUD1 VA    10/XX/2005   Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                        *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 09/XX/2005. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
3415555555 XXX       XXX       XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                     2           *** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2                                                                                                                                                                                                                                                                                         B           B           Yes      Yes       Final HUD1 MN    8/XX/2005    Refinance     Primary     XXX        $XXX
                                                          *** (OPEN) Missing Document: Missing Final 1003 - EV1                                                                                                                                                                         *** (OPEN) ARM Disclosure Compliant: TIL variable rate disclosure: ARM loan program disclosure does not match terms of loan. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 02/XX/2005. - EV2
3694085131 XXX       XXX       XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV1                                                                                                                                                             2           *** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2                                                                                                                                                                                                                                                                                                                                                         B           B           Yes      Yes       Final HUD1 CA    2/XX/2007    Refinance     UTD         XXX        $XXX
                                                                                                                                                                                                                                                                                        *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 02/XX/2007 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 01/XX/2007. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 02/XX/2007, prior to three (3) business days from transaction date of 02/XX/2007. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2
3324007111 XXX       XXX       XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV1                                                                                                                                                             2           *** (OPEN) ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM. - EV2                                                                                                                                                                                                                                                  B           B           Yes      Yes       Final HUD1 FL    7/XX/2007    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                        *** (OPEN) CHARM Booklet Disclosure Prior to Closing Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 06/XX/2007. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV1
2963510224 XXX       XXX       XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV1                                                                                                                                                             2           *** (OPEN) (Doc Error) TIL Error: Borrower signature not dated. - EV2                                                                                                                                                                                                                                                                                                                                                                                                                   B           B           Yes      Yes       Final HUD1 CA    2/XX/2004    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                        *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 01/XX/2004. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements. - EV2
3769914929 XXX       XXX       XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                     *** (OPEN) Missing Valuation:                                                                                   2           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                                                                  B           B           Yes      Yes       Final HUD1 OH    11/XX/2002   Refinance     Primary     XXX        $XXX
                                                          *** (OPEN) Missing Valuation: - EV3                                                               COMMENT: 2019/XX/14: Appraisal not provided
3734634569 XXX       XXX       XXX       2                                                                                                                                                                                                                                  2           *** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2                                                                                                       *** (CLEARED) Missing Final HUD-1:  Estimated HUD-1 Used For Fee Testing: Missing Final HUD-1:  Estimated HUD-1 used for any applicable Federal, State or Local compliance        B           B           Yes      Yes       Final HUD1 WA    7/XX/2005    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                        *** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2                                                                                                                                                                             testing.
                                                                                                                                                                                                                                                                                        *** (OPEN) Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Unable to determine if Notice of Right to Cancel was executed on the proper Model Form. The H-9 form was used instead of the H-8 form, however, the loan file does not contain evidence COMMENT: 2019/XX/24: HUD is sgined and also has a Final stamp on it. However, it has estimated typed next to the settlement date on page one.
                                                                                                                                                                                                                                                                                        that the refinance was by the original creditor. - EV2
                                                                                                                                                                                                                                                                                        *** (CLEARED) Missing Final HUD-1:  Estimated HUD-1 Used For Fee Testing: Missing Final HUD-1:  Estimated HUD-1 used for any applicable Federal, State or Local compliance testing. - EV1
2995116565 XXX       XXX       XXX       2                                                                                                                                                                                                                                  2           *** (OPEN) North Carolina First Lien Late Charge Percent Testing: Note late charge exceeds maximum per state. - EV2                                                                                                                                                                                   *** (OPEN) North Carolina First Lien Late Charge Percent Testing: Note late charge exceeds maximum per state.                                                                     B           B           No       Yes       Final HUD1 NC    1/XX/2002    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                        *** (OPEN) North Carolina HELOC Prepayment Penalty: North Carolina Prepayment Penalty:  Prepayment penalty not permissible on a HELOC. - EV2                                                                                                                                                          COMMENT: 2019/XX/15: 5% late charge exceeds 4% maximum allowed per State (NC).
                                                                                                                                                                                                                                                                                        *** (OPEN) North Carolina Home Loan (Impermissible Prepayment Penalty): North Carolina Home Loan: First lien mortgage loan less than $XXX contains an impermissible prepayment penalty. - EV2                                                                                                         *** (OPEN) North Carolina HELOC Prepayment Penalty: North Carolina Prepayment Penalty:  Prepayment penalty not permissible on a HELOC.
                                                                                                                                                                                                                                                                                        *** (OPEN) TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower. - EV2                                                                                                                                                                          COMMENT: 2019/XX/15: PPP expired.  Prepayment penalty not allowed per State (NC) on equity lines of credit secured by real estate.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              *** (OPEN) North Carolina Home Loan (Impermissible Prepayment Penalty): North Carolina Home Loan: First lien mortgage loan less than $XXX contains an impermissible prepayment penalty.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              COMMENT: 2019/XX/15: PPP expired.  Prepayment penalty not allowed per State (NC) on equity lines of credit secured by real estate.
2749445822 XXX       XXX       XXX       1                                                                                                                                                                                                                                  1                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                   A           A           Yes      Yes       Final HUD1 MS    3/XX/2005    Refinance     Primary     XXX        $XXX
3539206403 XXX       XXX       XXX       2                *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following                                                                                                                     2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 06/XX/1999 used as disbursement date for compliance testing. - EV2                                                                               *** (OPEN) Ohio Standard Prepayment Penalty SMLA: Ohio Prepayment Penalty:  Prepayment penalty not permissible on a refinance. (applies only to Second Mortgage Loan Act          B           B           Yes      Yes       Final HUD1 OH    6/XX/1999    Refinance     Primary     XXX        $XXX
                                                          clauses: - EV2                                                                                                                                                                                                                *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/1999 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for  registrants)
                                                                                                                                                                                                                                                                                        testing was 05/XX/1999. - EV2                                                                                                                                                                                                                                                                         COMMENT: 2019/XX/15: Subject 6/XX/1999 1st mortgage refinance with 60 months prepayment penalty of 1% of original balance if loan paid in full has expired.
                                                                                                                                                                                                                                                                                        *** (OPEN) Ohio Standard Prepayment Penalty SMLA: Ohio Prepayment Penalty:  Prepayment penalty not permissible on a refinance. (applies only to Second Mortgage Loan Act registrants) - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 06/XX/1999, prior to three (3) business days from transaction date of 06/XX/1999. - EV2
2871833287 XXX       XXX       XXX       2                *** (OPEN) Missing Document: FHA Mortgage Insurance Certificate not provided - EV3                *** (OPEN) Missing Document: FHA Mortgage Insurance Certificate not provided                                    2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for                                                                                                                                                                                    B           B           Yes      Yes       Final HUD1 NJ    5/XX/2008    Refinance     Primary     XXX        $XXX
                                                                                                                                                            COMMENT: 2019/XX/17: High Cost testing complete - Premium and terms documented in file                                      testing was 11/XX/2007. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Third Circuit): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV1
2949579392 XXX       XXX       XXX       2                *** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV1                                                                                                                              2           *** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2                                                                                                                                                                       *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the       B           B           Yes      Yes       Final HUD1 NY    2/XX/2008    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                        *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2                                                                                                                          amount of $XXX.
                                                                                                                                                                                                                                                                                        *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2                                                                                                     COMMENT: 2018/XX/26: TIL itemization did not disclose a courier fee of $XXX as prepaid finance charge.
                                                                                                                                                                                                                                                                                        *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 01/XX/2008. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
3576599407 XXX       XXX       XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                     2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 07/XX/2006 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                                                                 B           B           No       No        HELOC      WA    7/XX/2006    Refinance     Primary     XXX        $XXX
                                                          *** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3                                                                                                                                                       *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                                                                                                             Agreement
                                                          *** (OPEN) Missing Document: Missing Final 1003 - EV1                                                                                                                                                                         *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 01/XX/2006. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
2864813216 XXX       XXX       XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV1                                                                                                                                                             2           *** (OPEN) ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information. - EV2                                                                                                                                                                                                                                                                                                                        B           B           Yes      Yes       Final HUD1 IL    7/XX/2007    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                        *** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 06/XX/2007. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV1
2855884181 XXX       XXX       XXX       2                                                                                                                                                                                                                                  2           *** (OPEN) ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2                                                                                                                                                                                                                                                                                                               B           B           Yes      Yes       Final HUD1 NJ    8/XX/2007    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                        *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2
2858431500 XXX       XXX       XXX       2                                                                                                                                                                                                                                  2           *** (OPEN) (Doc Error) Initial GFE not provided - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                   B           B           No       Yes       Final HUD1 NY    12/XX/2006   Construction- Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                        *** (OPEN) ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2                                                                                                                                                                                                                                                                                                                                                                                        Permanent
                                                                                                                                                                                                                                                                                        *** (OPEN) CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application. - EV2
3838514676 XXX       XXX       XXX       2                *** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3                                                                                                                                           2           *** (OPEN) (Fed HPML Provision) Federal Higher-Priced Mortgage Loan (1st Lien, Escrow Not Established): Federal Higher-Priced Mortgage Loan: Mandatory escrow account not established on 1st lien mortgage loan. - EV2                                                                                *** (OPEN) Federal HPML 2009 Non Compliant: Federal Higher-Priced Mortgage Loan: APR on subject loan of 5.85960% or Final Disclosure APR of 5.83700% is in excess of allowable    B           B           Yes      Yes       Final HUD1 SC    11/XX/2010   Refinance     Primary     XXX        $XXX
                                                          *** (OPEN) Missing Document: Missing Final 1003 - EV1                                                                                                                                                                         *** (OPEN) (Fed HPML Provision) Federal Higher-Priced Mortgage Loan (Ability to Repay Not Verified): Federal Higher Priced Mortgage Loan:  Borrower's ability to repay not verified with reliable documentation. - EV2                                                                                threshold of APOR 4.26% + 1.5%, or 5.76000%.  Non-Compliant Higher Priced Mortgage Loan.
                                                                                                                                                                                                                                                                                        *** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing. - EV2                                                                  COMMENT: 2019/XX/10: The loan file contains the following third-party documentation:  1) income/asset verification (paystubs) 2) debts/liabilities verification and other
                                                                                                                                                                                                                                                                                        *** (OPEN) Federal HPML 2009 Non Compliant: Federal Higher-Priced Mortgage Loan: APR on subject loan of 5.85960% or Final Disclosure APR of 5.83700% is in excess of allowable threshold of APOR 4.26% + 1.5%, or 5.76000%.  Non-Compliant Higher Priced Mortgage Loan. - EV2                         mortgage obligations (credit report) 3) underwriting documentation/repayment ability analysis (approval).  Although the aforementioned documents are in file, unable to
                                                                                                                                                                                                                                                                                        *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2                                                                                                     conclusively ascertain compliance with HPML ability to repay provision.
                                                                                                                                                                                                                                                                                        *** (OPEN) RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges. - EV2                                                         *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the
                                                                                                                                                                                                                                                                                        *** (OPEN) RESPA (2010) - Written Service Provider List Not Provided Timely: RESPA (2010) - Borrower did not receive a list of service providers at the time the Good Faith Estimate was provided. - EV2                                                                                              amount of $XXX.
                                                                                                                                                                                                                                                                                        *** (OPEN) South Carolina Home Loan (Complaint Agency Disclosure Not Provided): South Carolina Home Loan: Borrower not provided with a document specifying the agency designated to receive complaints or inquiries about the origination and making of the loan. - EV2                               COMMENT: 2019/XX/10: The itemization of amount financed did not include the closing fee of $XXX as a prepaid finance charge. Remainder of under disclosure appears to be payment stream issue.
3634630005 XXX       XXX       XXX       2                *** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3                           *** (OPEN) Missing Valuation:                                                                                   2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 01/XX/2007 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                                                                 B           B           Yes      Yes       Final HUD1 TN    1/XX/2007    Refinance     Primary     XXX        $XXX
                                                          *** (OPEN) Missing Valuation: - EV3                                                               COMMENT: 2019/XX/16: Appraisal not provided.                                                                                *** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2
                                                          *** (OPEN) Missing Document: Missing Final 1003 - EV1                                             *** (CLEARED) Missing Document: Mortgage Insurance Certificate (MIC) not provided                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                          *** (CLEARED) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV1           COMMENT: 2019/XX/09: High Cost testing not complete - Premium and terms were not documented in file                         *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 01/XX/2007, prior to three (3) business days from transaction date of 01/XX/2007. - EV2
2790644698 XXX       XXX       XXX       2                *** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3                                                                                                                                           2           *** (OPEN) ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information. - EV2                                                                                                                                      *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the       B           B           Yes      Yes       Final HUD1 NY    2/XX/2006    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                        *** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2                                                                                                                                               amount of $XXX.
                                                                                                                                                                                                                                                                                        *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2                                                                                                     COMMENT: 2019/XX/16: Under disclosure is due to the lender utilizing an index value of 3.1400% per the approval, however the lowest index value available in the look back period
                                                                                                                                                                                                                                                                                        *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2                     is 3.360%
                                                                                                                                                                                                                                                                                        *** (OPEN) New York Late Charge Percent Testing: Note late charge exceeds maximum per state. - EV2                                                                                                                                                                                                    *** (OPEN) New York Late Charge Percent Testing: Note late charge exceeds maximum per state.
                                                                                                                                                                                                                                                                                        *** (OPEN) New York Prepayment Penalty: New York Prepayment Penalty: Loan with an interest rate greater than 6% contains a prepayment penalty greater than 12 months. - EV2                                                                                                                           COMMENT: 2019/XX/16: 5% late charge exceeds the 2% maximum per state of NY.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              *** (OPEN) New York Prepayment Penalty: New York Prepayment Penalty: Loan with an interest rate greater than 6% contains a prepayment penalty greater than 12 months.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              COMMENT: 2019/XX/16: PPP Expired.  Prepayment charge not allowed per state (NY) - max prepayment charge for (NY) is 0% for an ARM - note states 2% for 36 months. Lender is XXX.
3100505624 XXX       XXX       XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV1                                                                                                                                                             2           *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2                                                                                                     *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the       B           B           Yes      Yes       Final HUD1 IA    7/XX/2003    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                        *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for  amount of $XXX.
                                                                                                                                                                                                                                                                                        testing was 02/XX/2003. - EV2                                                                                                                                                                                                                                                                         COMMENT: 2019/XX/14: The TIL itemization did not disclose the courier fee of $XXX or the wire fee of $XXX as prepaid finance charges.
                                                                                                                                                                                                                                                                                        *** (OPEN) TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act:  Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s). - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 07/XX/2003, prior to three (3) business days from transaction date of 08/XX/2003. - EV2
2868270610 XXX       XXX       XXX       2                                                                                                                                                                                                                                  2           *** (OPEN) (Doc Error) Initial GFE not provided - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                   B           B           Yes      Yes       Final HUD1 MS    6/XX/2007    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                        *** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
3819037748 XXX       XXX       XXX       1                                                                                                                                                                                                                                  1                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                   A           A           Yes      Yes       Final HUD1 FL    9/XX/2007    Refinance     Primary     XXX        $XXX
3224534549 XXX       XXX       XXX       2                                                                                                                                                                                                                                  2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for                                                                                                                                                                                    B           B           No       Yes       Final HUD1 MO    4/XX/2007    Purchase      Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                        testing was 03/XX/2007. - EV2
3273474474 XXX       XXX       XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV1                                                                                                                                                             2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for                                                                                                                                                                                    B           B           Yes      Yes       Final HUD1 NY    11/XX/2006   Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                        testing was 10/XX/2006. - EV2
3018267806 XXX       XXX       XXX       2                                                                                                                                                                                                                                  2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for                                                                                                                                                                                    B           B           Yes      Yes       Final HUD1 NJ    12/XX/2005   Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                        testing was 06/XX/2005. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act:  Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s). - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 12/XX/2005, prior to three (3) business days from transaction date of 12/XX/2005. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV1
3325110325 XXX       XXX       XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV1                                                                                                                                                             2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 12/XX/2005 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                                                                 B           B           No       Yes       Final HUD1 VA    12/XX/2005   Construction- Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                        *** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV1                                                                                                                                                                                                                                                                                                                                                              Permanent
3745148452 XXX       XXX       XXX       2                                                                                                                                                                                                                                  2           *** (OPEN) South Carolina Home Loan (Complaint Agency Disclosure Not Provided): South Carolina Home Loan: Borrower not provided with a document specifying the agency designated to receive complaints or inquiries about the origination and making of the loan. - EV2                                                                                                                                                                                                                 B           B           Yes      Yes       Final HUD1 SC    1/XX/2007    Purchase      Primary     XXX        $XXX
3671977245 XXX       XXX       XXX       2                *** (OPEN) Missing Document: Credit Report not provided - EV3                                                                                                                                                     2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2007 which is 0 months prior to consummation. A lookback was performed to determine this application date.  The final date used for                                                                                                                                                                                    B           B           Yes      Yes       Final HUD1 MD    7/XX/2007    Refinance     Primary     XXX        $XXX
                                                          *** (OPEN) Missing Document: Missing Final 1003 - EV1                                                                                                                                                                         testing was 07/XX/2007. - EV2
                                                          *** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV1
3580220631 XXX       XXX       XXX       2                                                                                                                                                                                                                                  2           *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2                                                                                                     *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the       B           B           Yes      Yes       Final HUD1 IL    11/XX/2006   Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              amount of $XXX.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              COMMENT: 2019/XX/04: Unable to determine cause of under-disclosure due to missing itemization of amount financed.
3563224349 XXX       XXX       XXX       3                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                     3           *** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3                                                                                                                                                                                                                                                                          D           D           Yes      No        Missing    VA    3/XX/2007    Refinance     Primary     XXX        $XXX
                                                          *** (OPEN) Missing Document: Appraisal not provided - EV3                                                                                                                                                                     *** (OPEN) (Doc Error) Initial GFE not provided - EV2
                                                          *** (OPEN) Missing Document: Credit Report not provided - EV3                                                                                                                                                                 *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 03/XX/2007 used as disbursement date for compliance testing. - EV2
                                                          *** (OPEN) Missing Document: Missing Final 1003 - EV1                                                                                                                                                                         *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2007 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used
                                                                                                                                                                                                                                                                                        for testing was 09/XX/2006.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
2841167499 XXX       XXX       XXX       2                                                                                                                                                                                                                                  2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for                                                                                                                                                                                    B           B           Yes      Yes       Final HUD1 NJ    4/XX/2007    Purchase      Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                        testing was 10/XX/2006. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
2942686338 XXX       XXX       XXX       2                                                                                                                                                                                                                                  2           *** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2                                                                                                                                                                                                                                                                                         B           B           Yes      Yes       Final HUD1 NY    5/XX/2007    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                        *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 03/XX/2007. - EV2
2751089307 XXX       XXX       XXX       2                                                                                                                                                                                                                                  2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for                                                                                                                                                                                    B           B           No       Yes       Final HUD1 MD    10/XX/2007   Refinance     Investment  XXX        $XXX
                                                                                                                                                                                                                                                                                        testing was 08/XX/2007. - EV2
2875636377 XXX       XXX       XXX       2                                                                                                                                                                                                                                  2           *** (OPEN) Ohio Consumer Sales Practices Act (Acknowledgement of Receipt of Home Mortgage Loan Information Document Not Received Timely): Ohio Consumer Sales Practices Act: Acknowledgement of Receipt of Home Mortgage Loan Information Document not received by borrower within five (5) business                                                                                                                                                                                    B           B           Yes      Yes       Final HUD1 OH    5/XX/2008    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                        days of application. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Ohio Consumer Sales Practices Act (Closing Disclosure Not Provided): Ohio Consumer Sales Practices Act:  Consumer did not receive the required Closing Disclosure. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Ohio Consumer Sales Practices Act (No Documentation of Tangible Net Benefit Analysis): Ohio Consumer Sales Practices Act:  Mortgage loan file does not contain documentation of the analysis of the borrower's reasonable tangible net benefit. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2
2828766150 XXX       XXX       XXX       2                                                                                                                                                                                                                                  2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for                                                                                                                                                                                    B           B           Yes      Yes       Final HUD1 TX    1/XX/2008    Purchase      Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                        testing was 12/XX/2007. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
2817518967 XXX       XXX       XXX       2                                                                                                                                                                                                                                  2           *** (OPEN) Disparity in Occupancy - Not High Cost: The mortgage loan file contains documenting evidence the consumer intends to occupy the subject property as their primary residence.  (Compliance testing performed based on the Occupancy Type of Second Home) - EV2                                                                                                                                                                                                                B           B           No       Yes       Final HUD1 NC    8/XX/2011    Refinance     Second Home XXX        $XXX
                                                                                                                                                                                                                                                                                        *** (OPEN) RESPA (2010) - GFE column on HUD Comparison Chart Inaccurate: RESPA (2010) - GFE column on page 3 of Final HUD-1 does not match most recently disclosed GFE. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) SAFE Act - LO Company NMLS does not match NMLS: Secure and Fair Enforcement for Mortgage Licensing Act:  Loan Originator Organization NMLS information on loan documents does not match NMLS. - EV2
3060918627 XXX       XXX       XXX       1                                                                                                                                                                                                                                  1                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                   A           A           No       Yes       Final HUD1 FL    1/XX/2005    Purchase      Primary     XXX        $XXX
3019880347 XXX       XXX       XXX       3                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                     3           *** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3                                                                                                                                                                                                                                                                          D           D           Yes      No        Missing    WA    10/XX/2002   UTD           UTD         XXX        $XXX
                                                          *** (OPEN) Missing Document: Appraisal not provided - EV3                                                                                                                                                                     *** (OPEN) (Doc Error) Initial GFE not provided - EV2
                                                          *** (OPEN) Missing Document: Credit Report not provided - EV3                                                                                                                                                                 *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 10/XX/2002 used as disbursement date for compliance testing. - EV2
                                                          *** (OPEN) Missing Document: Missing Final 1003 - EV1                                                                                                                                                                         *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2002 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used
                                                                                                                                                                                                                                                                                        for testing was 04/XX/2002.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2
3331784870 XXX       XXX       XXX       3                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                     3           *** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3                                                                                                                                                                                                                                                                          D           D           Yes      No        Missing    MA    5/XX/2004    UTD           Primary     XXX        $XXX
                                                          *** (OPEN) Missing Document: Appraisal not provided - EV3                                                                                                                                                                     *** (OPEN) (Doc Error) Initial GFE not provided - EV2
                                                          *** (OPEN) Missing Document: Credit Report not provided - EV3                                                                                                                                                                 *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of 05/XX/2004 used as disbursement date for compliance testing. - EV2
                                                          *** (OPEN) Missing Document: Security Instrument - Subject Lien not provided - EV3                                                                                                                                            *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                          *** (OPEN) Missing Document: Missing Final 1003 - EV1                                                                                                                                                                         *** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2004 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used
                                                                                                                                                                                                                                                                                        for testing was 11/XX/2003.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
3205614013 XXX       XXX       XXX       1                *** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV1                                                                                                                              1                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                   A           A           Yes      Yes       Final HUD1 OH    10/XX/2003   Refinance     Primary     XXX        $XXX
3545906554 XXX       XXX       XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                     2           *** (OPEN) (Doc Error) Initial GFE not provided - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                   B           B           Yes      Yes       Final HUD1 AL    9/XX/2004    Refinance     Primary     XXX        $XXX
                                                          *** (OPEN) Missing Document: Appraisal not provided - EV3                                                                                                                                                                     *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                          *** (OPEN) Missing evidence of lien position on Other Financing.: Lien Position: 2 - EV3                                                                                                                                      *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for
                                                          *** (OPEN) Missing Document: Missing Final 1003 - EV1                                                                                                                                                                         testing was 08/XX/2004. - EV2
2760415014 XXX       XXX       XXX       2                                                                                                                                                                                                                                  2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for                                                                                                                                                                                    B           B           Yes      Yes       Final HUD1 NJ    8/XX/2007    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                        testing was 07/XX/2007. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV1
2789288573 XXX       XXX       XXX       2                *** (OPEN) Missing Document: Credit Report not provided - EV3                                                                                                                                                     2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for                                                                                                                                                                                    B           B           Yes      Yes       Final HUD1 TX    11/XX/2007   Purchase      Primary     XXX        $XXX
                                                          *** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV1                                                                                                                                          testing was 10/XX/2007. - EV2
3244059026 XXX       XXX       XXX       2                                                                                                                                                                                                                                  2           *** (OPEN) Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinance by a creditor that is not considered the original creditor. The H-9 form was used, the H-8 form                                                                                                                                                                                       B           B           Yes      Yes       Final HUD1 OH    2/XX/2013    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                        should have been used. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Ohio Consumer Sales Practices Act (Ability to Repay not Verified): Ohio Consumer Sales Practices Act:  File does not contain evidence that analysis of borrower's ability to repay was performed based on verified income, obligations, assets, and/or employment. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Ohio Consumer Sales Practices Act (Acknowledgement of Receipt of Home Mortgage Loan Information Document Not Retained by Lender): Ohio Consumer Sales Practices Act: Acknowledgement of Receipt of Home Mortgage Loan Information Document not retained by lender. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Ohio Consumer Sales Practices Act (Closing Disclosure Not Provided): Unable to test Closing Disclosure due to missing information. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Ohio Consumer Sales Practices Act (Closing Disclosure Not Signed at Closing): Ohio Consumer Sales Practices Act: Consumer did not sign the required Closing Disclosure on the date of closing - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) SAFE Act - Individual LO NMLS does not match NMLS: Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator NMLSR information on loan documents does not match NMLSR. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) SAFE Act - Individual LO NMLS license status not approved: Unable to test Individual Loan Originator license status due to missing information. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) SAFE Act - Individual LO not licensed at time of application: Unable to test Loan Originator license due to missing information. - EV2
3352690783 XXX       XXX       XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV1                                                                                                                                                             2           *** (OPEN) (Doc Error) Initial GFE not provided - EV2                                                                                                                                                                                                                                                 *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the       B           B           Yes      Yes       Final HUD1 IL    10/XX/2003   Purchase      Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                        *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2                                                                                                     amount of $XXX.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              COMMENT: 2019/XX/02: Unable to determine underdisclosure as the file did not contain an itemization of amount financed.
2949816673 XXX       XXX       XXX       1                                                                                                                                                                                                                                  1                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                   A           A           No       Yes       Final HUD1 NC    12/XX/2004   Refinance     Second Home XXX        $XXX
3646273636 XXX       XXX       XXX       2                                                                                                                                                                                                                                  2           *** (OPEN) RESPA (2010) -  Initial Payment on Final HUD-1 Inaccurate: RESPA (2010): Initial payment on Final HUD-1 does not match actual payment on loan. - EV2                                                                                                                                                                                                                                                                                                                         B           B           Yes      Yes       Final HUD1 NY    3/XX/2014    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                        *** (OPEN) RESPA (2010) - 10% Tolerance With Cure: RESPA (2010): 10% tolerance violation with evidence of cure provided on Final HUD-1. - EV2
3161093088 XXX       XXX       XXX       2                                                                                                                                                                                                                                  2           *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2                                                                                                                                                                                                                                                                                       B           B           Yes      Yes       Final HUD1 NY    10/XX/2002   Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                        *** (OPEN) Initial Loan Application Status Test: No evidence of application date located in file.  Compliance tests were run using an application date of 9/XX/2002 which is 1 month(s) prior to consummation.  A 7 month lookback was used to determine this application date. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV1
3736700985 XXX       XXX       XXX       2                                                                                                                                                                                                                                  2           *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2                                                                                                     *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the       B           B           No       Yes       Final HUD1 NJ    7/XX/2007    Refinance     Second Home XXX        $XXX
                                                                                                                                                                                                                                                                                        *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2                     amount of $XXX.
                                                                                                                                                                                                                                                                                        *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application    COMMENT: 2019/XX/14: Unable to determine under disclosure due to missing itemization of amount financed.  Under disclosure appears to be fee related.
                                                                                                                                                                                                                                                                                        due to missing information. - EV2
3097496713 XXX       XXX       XXX       1                                                                                                                                                                                                                                  1                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                   A           A           Yes      Yes       Final HUD1 RI    10/XX/2006   Refinance     Primary     XXX        $XXX
3669839283 XXX       XXX       XXX       2                                                                                                                                                                                                                                  2           *** (OPEN) RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges. - EV2                                                                                                                                                                                                                                           B           B           Yes      Yes       Final HUD1 IL    5/XX/2012    Refinance     Primary     XXX        $XXX
3206635481 XXX       XXX       XXX       2                                                                                                                                                                                                                                  2           *** (OPEN) ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2                                                                                                                                                                                                                                                                                                                                                    B           B           Yes      Yes       Final HUD1 NC    7/XX/2004    Purchase      Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                        *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2
2974607865 XXX       XXX       XXX       2                *** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3                                                                                                                                           2           *** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing. - EV2                                                                                                                                                                                                                                                    B           B           Yes      Yes       Final HUD1 MD    5/XX/2012    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                        *** (OPEN) Maryland Counseling Disclosure Not Compliant: Maryland HB1399 - Counseling disclosure not compliant per Maryland HB 1399. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Maryland Mortgage Lending Regulations (Tangible Net Benefit Worksheet Not Provided): Maryland Mortgage Lending Regulations: Net Tangible Benefit Worksheet not provided to borrower. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) RESPA (2010) - 10% Tolerance Without Cure: RESPA (2010): 10% tolerance violation without  evidence of sufficient cure provided. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) RESPA -  Initial Escrow Account Statement Missing: RESPA: Initial escrow account statement was not provided to the borrower. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: RESPA: Initial GFE not provided to Borrower(s) within three (3) business days of Application Date. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not sent within three (3) business days of the creditor application date. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) TIL-MDIA 3-day Waiting Period - Corrected TIL for APR Inaccuracy Received Less than 3 Business Days from Consummation: Truth in Lending Act (Early TIL Disclosure):  Corrected TIL for APR inaccuracy was not received by the borrower at least three (3) business days prior to closing.
                                                                                                                                                                                                                                                                                        - EV2
3150431886 XXX       XXX       XXX       2                                                                                                                                                                                                                                  2           *** (OPEN) (Doc Error) Initial GFE not provided - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                   B           B           Yes      Yes       Final HUD1 KY    5/XX/2005    Purchase      Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                        *** (OPEN) ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
3323963206 XXX       XXX       XXX       2                                                                                                                                                                                                                                  2           *** (OPEN) (Doc Error) TIL Error: Final TIL not signed by all required parties - EV2                                                                                                                                                                                                                  *** (OPEN) (Doc Error) TIL Error: Final TIL not signed by all required parties                                                                                                    B           B           Yes      Yes       Final HUD1 CA    4/XX/2007    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                        *** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2                                                                                                                                                                             COMMENT: 2019/XX/28: TIL appears to be final but not signed nor initialed by borrower.
                                                                                                                                                                                                                                                                                        *** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements. - EV2
2962912807 XXX       XXX       XXX       2                *** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3                           *** (OPEN) Initial Rate Lock rate date is not documented in file.                                               2           *** (OPEN) ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information. - EV2                                                                                                                                                                                                                                                                                                                        B           B           Yes      Yes       Final HUD1 AL    6/XX/2007    Refinance     Primary     XXX        $XXX
                                                                                                                                                            COMMENT: 2019/XX/03: ARM                                                                                                    *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV1
3059892350 XXX       XXX       XXX       2                                                                                                                                                                                                                                  2           *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2                                                                                                     *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the       B           B           No       Yes       Final HUD1 NY    11/XX/2005   Purchase      Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              amount of $XXX.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              COMMENT: 2018/XX/18: Unable to determine under disclosure due to missing itemization of amount financed.
3753556589 XXX       XXX       XXX       2                                                                                                                                                                                                                                  2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for                                                                                                                                                                                    B           B           Yes      Yes       Final HUD1 MD    9/XX/2006    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                        testing was 08/XX/2006. - EV2
3069823547 XXX       XXX       XXX       2                                                                                                                                                                                                                                  2           *** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2                                                                                                                                                                                                                                                                                                                                                               B           B           Yes      Yes       Final HUD1 PA    4/XX/2010    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                        *** (OPEN) RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) RESPA (2010) -  Loan Term on Final GFE Inaccurate: RESPA (2010): Loan Term on Final GFE does not match Note. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) RESPA (2010) - GFE column on HUD Comparison Chart Inaccurate: RESPA (2010) - GFE column on page 3 of Final HUD-1 does not match most recently disclosed GFE. - EV2
3021442476 XXX       XXX       XXX       2                                                                                                                                                                                                                                  2           *** (OPEN) ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2                                                                                                                                                                                                                                                                                                               B           B           Yes      Yes       Final HUD1 NY    7/XX/2007    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                        *** (OPEN) CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application. - EV2
                                                                                                                                                                                                                                                                                        *** (CLEARED) (Doc Error) Initial GFE not provided - EV1
                                                                                                                                                                                                                                                                                        *** (CLEARED) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing. - EV1
                                                                                                                                                                                                                                                                                        *** (CLEARED) ARM Disclosure Compliant Test: TIL variable rate disclosure: ARM loan program disclosure does not match terms of loan. - EV1
                                                                                                                                                                                                                                                                                        *** (CLEARED) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV1
                                                                                                                                                                                                                                                                                        *** (CLEARED) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV1
3174319698 XXX       XXX       XXX       2                                                                                                                                                                                                                                  2           *** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing. - EV2                                                                  *** (OPEN) New York Prepayment Penalty: New York Prepayment Penalty: Loan with an interest rate greater than 6% contains a prepayment penalty greater than 12 months.             B           B           Yes      Yes       Final HUD1 NY    8/XX/2007    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                        *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2                     COMMENT: 2019/XX/16: PPP Expired. Prepayment charge not allowed per state NY- max prepayment charge for NY ARM loan is 0% - Note states 6 months interest Lender is XXX
                                                                                                                                                                                                                                                                                        *** (OPEN) New York Prepayment Penalty: New York Prepayment Penalty: Loan with an interest rate greater than 6% contains a prepayment penalty greater than 12 months. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV1
3774969333 XXX       XXX       XXX       2                                                                                                                                                                                                                                  2           *** (OPEN) (Doc Error) Initial GFE not provided - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                   B           B           Yes      Yes       Final HUD1 NY    12/XX/2007   Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                        *** (OPEN) (Missing Data) Appraised Value - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Initial TIL not provided - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 12/XX/2007 12:00:00 AM, prior to three (3) business days from transaction date of 12/XX/2007 12:00:00 AM. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Federal FACTA Disclosure: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV1
3780002351 XXX       XXX       XXX       2                                                                                                                                                                                                                                  2           *** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2                                                                                                                                                                                                                                                                           B           B           Yes      Yes       Final HUD1 FL    5/XX/2007    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                        *** (OPEN) FACTA Disclosure Not Provided Prior to Closing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV1
3510575062 XXX       XXX       XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV1                                                                                                                                                             2           *** (OPEN) ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information. - EV2                                                                                                                                                                                                                                                                                                                        B           B           Yes      Yes       Final HUD1 CA    9/XX/2007    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                        *** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
3441282778 XXX       XXX       XXX       2                *** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3                                                                                                                                           2           *** (OPEN) ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2                                                                                                                             *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the       B           B           Yes      Yes       Final HUD1 OH    8/XX/2005    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                        *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2                                                                                                     amount of $XXX.
                                                                                                                                                                                                                                                                                        *** (OPEN) Ohio Standard Prepayment Penalty SMLA: Ohio Prepayment Penalty: Prepayment penalty not permissible on a refinance. (applies only to Second Mortgage Loan Act registrants)  Prepay language states prepay will not exceed maximum permitted by applicable law. - EV2                        COMMENT: 2020/XX/11: Approval indicates the Index used was 3.62%. The closest Index available in our look-back period is 3.7286.
2808912338 XXX       XXX       XXX       2                *** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3                                                                                                                                           2           *** (OPEN) ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information. - EV2                                                                                                                                      *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the       B           B           Yes      Yes       Final HUD1 TX    9/XX/2004    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                        *** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2                                                                                                                                               amount of $XXX.
                                                                                                                                                                                                                                                                                        *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2                                                                                                     COMMENT: 2020/XX/11: Unable to determine under disclosure due to missing itemization of amount financed. Under disclosure appears to be fee related.
                                                                                                                                                                                                                                                                                        *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
2885457875 XXX       XXX       XXX       2                *** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3                                                                                                                                           2           *** (OPEN) ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM. - EV2                                                                                                                                                                                                                                                  B           B           No       Yes       Final HUD1 CA    6/XX/2004    Purchase      Primary     XXX        $XXX
                                                          *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following                                                                                                                                 *** (OPEN) California Prepayment Penalty ARM Test: California Prepayment Penalty:  Interest rate increase may be invalid due to borrower not being permitted to prepay the loan without penalty within 90 days of notification of any increase in the interest rate, depending on the lender's
                                                          clauses: - EV2                                                                                                                                                                                                                license type. - EV2
                                                          *** (OPEN) Missing Document: Missing Final 1003 - EV1                                                                                                                                                                         *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2
3547084659 XXX       XXX       XXX       2                *** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3                                                                                                                                           2           *** (OPEN) ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM. - EV2                                                                *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the       B           B           Yes      Yes       Final HUD1 CA    5/XX/2007    Refinance     Primary     XXX        $XXX
                                                          *** (OPEN) Missing Document: Missing Final 1003 - EV1                                                                                                                                                                         *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2                                                                                                     amount of $XXX.
                                                                                                                                                                                                                                                                                        *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2                     COMMENT: 2020/XX/17: Under disclosure is due to the lender utilizing an index value of 5.301% per approval , however the lowest index value available in the lookback period is
                                                                                                                                                                                                                                                                                        *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application    5.32417%.
                                                                                                                                                                                                                                                                                        due to missing information. - EV2
2931150471 XXX       XXX       XXX       2                *** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3                                                                                                                                           2           *** (OPEN) ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information. - EV2                                                                                                                                                                                                                                                                                                                        B           B           Yes      Yes       Final HUD1 CA    1/XX/2008    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                        *** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
3465563774 XXX       XXX       XXX       2                *** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3                                                                                                                                           2           *** (OPEN) ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information. - EV2                                                                                                                                      *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the       B           B           Yes      Yes       Final HUD1 CA    6/XX/2006    Refinance     Primary     XXX        $XXX
                                                          *** (OPEN) Missing Document: Missing Final 1003 - EV1                                                                                                                                                                         *** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2                                                                                                                                               amount of $XXX.
                                                                                                                                                                                                                                                                                        *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2                                                                                                     COMMENT: 2020/XX/18: Under disclosure is due to the lender utilizing an index value of 3.560% per the approval, however the lowest index value available in the look back period
                                                                                                                                                                                                                                                                                        *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2                     is 3.66000%
                                                                                                                                                                                                                                                                                        *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
3098940506 XXX       XXX       XXX       2                *** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3                                                                                                                                           2           *** (OPEN) ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2                                                                                                                                                                                                                                                                                                               B           B           Yes      Yes       Final HUD1 CA    11/XX/2003   Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                        *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 11/XX/2003, prior to three (3) business days from transaction date of 11/XX/2003. - EV2
3062499992 XXX       XXX       XXX       2                *** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3                                                                                                                                           2           *** (OPEN) ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM. - EV2                                                                *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the       B           B           Yes      Yes       Final HUD1 CA    11/XX/2005   Refinance     Primary     XXX        $XXX
                                                          *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following                                                                                                                                 *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2                                                                                                                          amount of $XXX.
                                                          clauses: - EV2                                                                                                                                                                                                                *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2                                                                                                     COMMENT: 2020/XX/17: Under disclosure is due to lender utilizing an index value of 2.97% per the Approval, however the lowest index value available in the lookback period is
                                                          *** (OPEN) Missing Document: Missing Final 1003 - EV1                                                                                                                                                                         *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2005 which is 0 months prior to consummation. A lookback was performed to determine this application date. - EV2                     3.06%.
2802638222 XXX       XXX       XXX       2                                                                                                                                                                                                                                  2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/1997 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2                                                                                                                                                                                                       B           B           No       Yes       Final HUD1 NJ    12/XX/1997   Purchase      Primary     XXX        $XXX
3701331919 XXX       XXX       XXX       2                *** (OPEN) Missing Document: Appraisal not provided - EV3                                                                                                                                                         2           *** (OPEN) (Doc Error) Initial GFE not provided - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                   B           B           No       Yes       Final HUD1 FL    2/XX/2001    Purchase      Primary     XXX        $XXX
                                                          *** (OPEN) Missing Document: Missing Final 1003 - EV1                                                                                                                                                                         *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2001 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
2747694346 XXX       XXX       XXX       2                *** (OPEN) Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report                                                                                                                    2           *** (OPEN) (Doc Error) TIL Error: Borrower signature not dated. - EV2                                                                                                                                                                                                                                                                                                                                                                                                                   B           B           Yes      Yes       Final HUD1 IL    12/XX/2001   Refinance     Primary     XXX        $XXX
                                                          Date: 12/XX/2001 - EV3                                                                                                                                                                                                        *** (OPEN) (Doc Error) TIL Error: Final TIL not signed by all required parties - EV2
                                                          *** (OPEN) Missing Document: Missing Final 1003 - EV1                                                                                                                                                                         *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2001 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements. - EV2
3580126134 XXX       XXX       XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV1                                                                                                                                                             2           *** (OPEN) (Doc Error) TIL Error: Borrower signature not dated. - EV2                                                                                                                                                                                                                                                                                                                                                                                                                   B           B           No       Yes       Final HUD1 SC    5/XX/2002    Purchase      Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                        *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
2827105712 XXX       XXX       XXX       1                *** (OPEN) Missing Document: Missing Final 1003 - EV1                                                                                                                                                             1                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                   A           A           No       Yes       Final HUD1 SC    11/XX/2002   Purchase      Primary     XXX        $XXX
3206985055 XXX       XXX       XXX       2                                                                                                                                                                                                                                  2           *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2                                                                                                     *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the       B           B           No       Yes       Final HUD1 SC    12/XX/2002   Purchase      Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              amount of $XXX.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              COMMENT: 2019/XX/22: TIL itemization did not disclose attorney fee of $XXX as prepaid finance charge
3533659719 XXX       XXX       XXX       2                                                                                                                                                                                                                                  2           *** (OPEN) (Doc Error) Initial GFE not provided - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                   B           B           Yes      Yes       Final HUD1 TX    1/XX/2003    Purchase      Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                        *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
3442205898 XXX       XXX       XXX       3                *** (OPEN) Missing Document: Credit Report not provided - EV3                                                                                                                                                     3           *** (OPEN) Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1:  HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing. - EV3                                                                                                                                                                                                                                                                          D           D           No       Yes       HUD1, not  FL    3/XX/2003    Purchase      Second Home XXX        $XXX
                                                          *** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV1                                                                                                                                          *** (OPEN) (Doc Error) Initial GFE not provided - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                                                              signed or
                                                                                                                                                                                                                                                                                        *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2                                                                                                                                                                                                                                                  stamped
                                                                                                                                                                                                                                                                                        *** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
2769123305 XXX       XXX       XXX       2                *** (OPEN) Missing Document: Credit Report not provided - EV3                                                                                                                                                     2           *** (OPEN) (Doc Error) Initial GFE not provided - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                   B           B           Yes      Yes       Final HUD1 CT    7/XX/2003    Refinance     Primary     XXX        $XXX
                                                          *** (OPEN) Missing Document: Missing Final 1003 - EV1                                                                                                                                                                         *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                          *** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV1                                                                                                                                          *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
3328932889 XXX       XXX       XXX       2                                                                                                                                                                                                                                  2           *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2                                                                                                     *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the       B           B           Yes      Yes       Final HUD1 GA    8/XX/2003    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                        *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2                                                                                                                                                                                 amount of $XXX.
                                                                                                                                                                                                                                                                                        *** (OPEN) Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings. - EV2                                                                                                                     COMMENT: 2019/XX/06: TIL Itemization did not disclose the assignment recording fee of $XXX or the settlement fee of $XXX as prepaid finance charges. TIL Itemization disclosed the final inspection fee of $XXX as a prepaid finance charge and audit did not.
3792561957 XXX       XXX       XXX       2                *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following                                                                                                                     2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2                                                                                                                                                                                                       B           B           Yes      Yes       Final HUD1 WA    8/XX/2005    Refinance     Primary     XXX        $XXX
                                                          clauses: - EV2
3364164768 XXX       XXX       XXX       2                                                                                                                                                                                                                                  2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 10/XX/2005 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                                                                 B           B           Yes      Yes       Final HUD1 CT    10/XX/2005   Purchase      Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                        *** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2
2919687061 XXX       XXX       XXX       3                                                                                                                                                                                                                                  3           *** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3                                                                                                                                                                                                                                                                          D           D           Yes      No        Missing    CA    5/XX/2006    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                        *** (OPEN) ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 05/XX/2006 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2006 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
3632208136 XXX       XXX       XXX       1                                                                                                                                                                                                                                  1                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                   A           A           Yes      Yes       Final HUD1 NJ    7/XX/2006    Purchase      Primary     XXX        $XXX
2792536747 XXX       XXX       XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV1                                                                                                                                                             2           *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2                                                                                                     *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the       B           B           Yes      Yes       Final HUD1 GA    11/XX/2006   Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                        *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2                     amount of $XXX.
                                                                                                                                                                                                                                                                                        *** (OPEN) Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements - EV2                                                COMMENT: 2019/XX/17: Itemization of amount financed  not reflect the courier fee of $XXX as a prepaid finance charge.
3508555222 XXX       XXX       XXX       2                                                                                                                                                                                                                                  2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2                                                                                                                                                                                                       B           B           Yes      Yes       Final HUD1 NY    1/XX/2007    Purchase      Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                        *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
3069972781 XXX       XXX       XXX       2                                                                                                                                                                                                                                  2           *** (OPEN) RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan. - EV2                                                                                                                                                                                                                                                                                                                                         B           B           Yes      Yes       Final HUD1 FL    1/XX/2013    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                        *** (OPEN) RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) SAFE Act - NMLS Info Not in File: Secure and Fair Enforcement for Mortgage Licensing Act: NMLSR information not present on loan application. - EV2
3000847812 XXX       XXX       XXX       1                                                                                                                                                                                                                                  1                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                   A           A           Yes      Yes       Final HUD1 NJ    6/XX/2013    Refinance     Primary     XXX        $XXX
3042039480 XXX       XXX       XXX       2                *** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3                                                                                                                                           2           *** (OPEN) (Doc Error) GFE Error: There is no evidence that the interest rate was locked prior to closing - EV2                                                                                                                                                                                                                                                                                                                                                                         B           B           Yes      Yes       Final HUD1 TX    8/XX/2011    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                        *** (OPEN) (Fed HPML Provision) Federal Higher-Priced Mortgage Loan (1st Lien, Escrow Not Established): Federal Higher-Priced Mortgage Loan: Mandatory escrow account not established on 1st lien mortgage loan. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Federal HPML 2009 Non Compliant: Federal Higher-Priced Mortgage Loan: APR on subject loan of 5.19058% or Final Disclosure APR of 5.21700% is in excess of allowable threshold of APOR 3.64% + 1.5%, or 5.14000%.  Non-Compliant Higher Priced Mortgage Loan. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement. - EV2
3728236072 XXX       XXX       XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                     *** (OPEN) Missing Valuation:                                                                                   2           *** (OPEN) (Doc Error) Initial GFE not provided - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                   B           B           Yes      Yes       Final HUD1 IL    5/XX/2008    Refinance     Primary     XXX        $XXX
                                                          *** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3                           COMMENT: 2020/XX/17: Appraisal not provided.                                                                                *** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2
                                                          *** (OPEN) Missing Valuation: - EV3                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
3265987579 XXX       XXX       XXX       1                                                                                                                                                                                                                                  1                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                   A           A           Yes      Yes       Final HUD1 CA    9/XX/2005    Refinance     Primary     XXX        $XXX
3072453636 XXX       XXX       XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                     2           *** (OPEN) (Doc Error) Initial GFE not provided - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                   B           B           Yes      Yes       Final HUD1 CA    2/XX/2004    Refinance     Primary     XXX        $XXX
                                                          *** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3                                                                                                                                                       *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 02/XX/2004 used as disbursement date for compliance testing. - EV2
                                                          *** (OPEN) Missing Document: Missing Final 1003 - EV1                                                                                                                                                                         *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
3657143205 XXX       XXX       XXX       2                                                                                                                                                                                                                                  2           *** (OPEN) (Doc Error) Initial GFE not provided - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                   B           B           Yes      Yes       Final HUD1 MO    8/XX/2003    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                        *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
2955374188 XXX       XXX       XXX       2                                                                                                                                                                                                                                  2           *** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2                                                                                                                                                                                                                                                                           B           B           Yes      Yes       Final HUD1 OK    3/XX/2008    Refinance     Primary     XXX        $XXX
3113919929 XXX       XXX       XXX       2                                                                                                                                                                                                                                  2           *** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2                                                                                                                                                                                                                                                                                                                                                               B           B           Yes      Yes       Final HUD1 PA    8/XX/2007    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                        *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 02/XX/2007. - EV2
2779907996 XXX       XXX       XXX       2                                                                                                                                                                                                                                  2           *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2                                                                                                     *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the       B           B           Yes      Yes       Final HUD1 CA    6/XX/2013    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                        *** (OPEN) RESPA (2010) - 10% Tolerance Without Cure: RESPA (2010): 10% tolerance violation without  evidence of sufficient cure provided. - EV2                                                                                                                                                      amount of $XXX.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              COMMENT: 2018/XX/29: TIL Itemization did not disclose the recording service fee of $XXX as a prepaid finance charge.
3845026079 XXX       XXX       XXX       1                *** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3                                                                                                                                           1                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                   A           A           No       Yes       Final HUD1 NJ    12/XX/2007   Refinance     Investment  XXX        $XXX
                                                          *** (OPEN) Missing Document: Missing Final 1003 - EV1
3132800374 XXX       XXX       XXX       1                *** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3                                                                                                                                           1                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                   A           A           Yes      Yes       Final HUD1 MS    7/XX/1999    Refinance     Primary     XXX        $XXX
3078220990 XXX       XXX       XXX       2                                                                                                                                                                                                                                  2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2                                                                                                                                                                                                       B           B           Yes      Yes       Final HUD1 SC    7/XX/2007    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                        *** (OPEN) South Carolina Home Loan (Complaint Agency Disclosure Not Provided): South Carolina Home Loan: Borrower not provided with a document specifying the agency designated to receive complaints or inquiries about the origination and making of the loan. - EV2
3346818091 XXX       XXX       XXX       2                                                                                                                                                                                                                                  2           *** (OPEN) ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM. - EV2                                                                *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the       B           B           Yes      Yes       Final HUD1 MI    4/XX/2004    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                        *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2                                                                                                                          amount of $XXX.
                                                                                                                                                                                                                                                                                        *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2                                                                                                     COMMENT: 2020/XX/14: Unable to determine under disclosure due to missing Itemization of Amount Financed.
                                                                                                                                                                                                                                                                                        *** (OPEN) Michigan Consumer Caution and Home Ownership Counseling Notice Not Provided: Michigan Consumer Mortgage Protection Act:  Consumer Caution and Home Ownership Counseling Notice not provided to borrower. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Michigan Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided): Michigan Consumer Mortgage Protection Act:  Borrower Bill of Rights disclosure not provided to borrower. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Michigan Consumer Mortgage Protection Act (Counseling Agencies List): Michigan Consumer Mortgage Protection Act:  List of HUD-approved credit counseling agencies not provided to borrower. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
3805870504 XXX       XXX       XXX       3                                                                                                                                                                                                                                  3           *** (OPEN) Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1:  HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing. - EV3                                                                                                                                                                                                                                                                          D           D           Yes      Yes       HUD1, not  NV    6/XX/2009    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                        *** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2                                                                                                                                                                                                                                                                                                                                                                                                          signed or
                                                                                                                                                                                                                                                                                        *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2009 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for                                                                                                                                                                                                                               stamped
                                                                                                                                                                                                                                                                                        testing was 04/XX/2009. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
3154428289 XXX       XXX       XXX       2                                                                                                                                                                                                                                  2           *** (OPEN) ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2                                                                                                                                                                                                                                                                                                                                                    B           B           Yes      Yes       Final HUD1 CA    5/XX/2006    Purchase      Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                        *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2
3648269603 XXX       XXX       XXX       2                *** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3                                                                                                                                           2           *** (OPEN) ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information. - EV2                                                                                                                                                                                                                                                                                                                        B           B           Yes      Yes       Final HUD1 VA    11/XX/2006   Refinance     Primary     XXX        $XXX
                                                          *** (OPEN) Missing Document: Missing Final 1003 - EV1                                                                                                                                                                         *** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 11/XX/2006 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 11/XX/2006, prior to three (3) business days from transaction date of 11/XX/2006. - EV2
3745906514 XXX       XXX       XXX       2                                                                                                                                                                                                                                  2           *** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2                                                                                                                                                                                                                                                                                         B           B           Yes      Yes       Final HUD1 IN    11/XX/2007   Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                        *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2
3733201650 XXX       XXX       XXX       2                                                                                                                                                                                                                                  2           *** (OPEN) (Doc Error) TIL Error: Borrower signature not dated. - EV2                                                                                                                                                                                                                                                                                                                                                                                                                   B           B           Yes      Yes       Final HUD1 NJ    8/XX/2006    Purchase      Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                        *** (OPEN) ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
3373410726 XXX       XXX       XXX       2                                                                                                                                                                                                                                  2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 05/XX/2006 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                                                                 B           B           No       Yes       Final HUD1 TN    5/XX/2006    Purchase      Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                        *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
3179658845 XXX       XXX       XXX       2                                                                                                                                                                                                                                  2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2                                                                                                                                                                                                       B           B           No       Yes       Final HUD1 TN    11/XX/2004   Purchase      Primary     XXX        $XXX
3171039412 XXX       XXX       XXX       2                *** (OPEN) Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report                                                                                                                    2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2                                                                                                                                                                                                       B           B           Yes      Yes       Final HUD1 MO    3/XX/2003    Refinance     Primary     XXX        $XXX
                                                          Date: <empty> - EV3
3611654957 XXX       XXX       XXX       2                                                                                                                                                                                                                                  2           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2                                                                                                                                                                                               B           B           Yes      Yes       Final HUD1 MO    6/XX/2008    Refinance     Primary     XXX        $XXX
3515679911 XXX       XXX       XXX       2                *** (OPEN) Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report                                                                                                                    2           *** (OPEN) RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges. - EV2                                                                                                                                                                                                                                           B           B           Yes      Yes       Final HUD1 NC    10/XX/2012   Refinance     Primary     XXX        $XXX
                                                          Date: 10/XX/2012 - EV3                                                                                                                                                                                                        *** (OPEN) RESPA (2010) -  Loan Amount on Final HUD-1 Inaccurate: RESPA (2010): Loan Amount on Final HUD-1 does not match Note. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) RESPA (2010) - Written Service Provider List Not Provided Timely: RESPA (2010) - Borrower did not receive a list of service providers at the time the Good Faith Estimate was provided. - EV2
3175639422 XXX       XXX       XXX       2                *** (OPEN) Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report                                                                                                                    2           *** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing. - EV2                                                                                                                                                                                                                                                    B           B           Yes      Yes       Final HUD1 NC    8/XX/2012    Refinance     Primary     XXX        $XXX
                                                          Date: 08/XX/2012 - EV3                                                                                                                                                                                                        *** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges. - EV2
3769289252 XXX       XXX       XXX       2                *** (OPEN) Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report                                                                                                                    2           *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2                                                                                                     *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the       B           B           Yes      Yes       Final HUD1 TN    6/XX/2012    Refinance     Primary     XXX        $XXX
                                                          Date: 06/XX/2012 - EV3                                                                                                                                                                                                        *** (OPEN) RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges. - EV2                                                         amount of $XXX.
                                                                                                                                                                                                                                                                                        *** (OPEN) SAFE Act - Individual LO NMLS does not match NMLS: Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator NMLSR information on loan documents does not match NMLSR. - EV2                                                                                      COMMENT: 2020/XX/23: Unable to determine cause of under disclosure due to missing amortization schedule.
                                                                                                                                                                                                                                                                                        *** (OPEN) SAFE Act - Individual LO NMLS license status not approved: Truth in Lending Act (NMLSR Dodd- Frank 2014): Individual Loan Originator not licensed to conduct loan origination activities. - EV2
2918602085 XXX       XXX       XXX       2                *** (OPEN) Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report                                                                                                                    2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2013 which is 0 months prior to consummation. A lookback was performed to determine this application date. - EV2                                                                                                                                                                                                       B           B           Yes      Yes       Final HUD1 VA    4/XX/2013    Refinance     Primary     XXX        $XXX
                                                          Date: 04/XX/2013 - EV3                                                                                                                                                                                                        *** (OPEN) RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) SAFE Act - Individual LO NMLS license status not approved: Unable to test Individual Loan Originator license status due to missing information. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) SAFE Act - LO Company NMLS license status not approved: Unable to test LO company status due to missing information. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) SAFE Act - LO Company not licensed at time of application: Unable to test LO company NMLS license due to missing information. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
2840354208 XXX       XXX       XXX       2                                                                                                                                                                                                                                  2           *** (OPEN) Massachusetts Home Loan - Borrower's Interest Tangible Net Benefit Worksheet Not in File: Massachusetts Home Loan: No evidence in loan file of document or worksheet indicating how the lender determined that the home loan is in the borrower's interest. - EV2                                                                                                                                                                                                            B           B           Yes      Yes       Final HUD1 MA    5/XX/2009    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                        *** (OPEN) Massachusetts Mortgage Lender and Broker Regulation (Second Broker Fees without Written Borrower Permission): Massachusetts Mortgage Lender and Broker Regulations:  Lender or broker engaged the services of a second mortgage broker who charged an additional fee without obtaining the written permission of the borrower to charge fee. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2009 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV1
3135353456 XXX       XXX       XXX       2                                                                                                                                                                                                                                  2           *** (OPEN) (Doc Error) TIL Error: Borrower signature not dated. - EV2                                                                                                                                                                                                                                 *** (OPEN) (Doc Error) TIL Error: Borrower signature not dated.                                                                                                                   B           B           Yes      Yes       Final HUD1 NJ    1/XX/2008    Purchase      Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                        *** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2                                                                                                                                                                             COMMENT: 2020/XX/23: TIL in file indicated to be final, expected funding date same as disbursement and/or note date but is not dated by borrower so cannot confirm that borrower
                                                                                                                                                                                                                                                                                        *** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2                                                                                                                                           received.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              *** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              COMMENT: 2020/XX/22: TIL in file indicated to be final, expected funding date same as disbursement and/or note date but is not signed or dated by borrower so cannot confirm that borrower received.
3834457429 XXX       XXX       XXX       3                *** (OPEN) Missing Document: Appraisal not provided - EV3                                                                                                                                                         3           *** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3                                                                                                                                                                                                                                                                          D           D           No       No        Missing    OH    11/XX/2007   Purchase      Primary     XXX        $XXX
                                                          *** (OPEN) Missing Document: Credit Report not provided - EV3                                                                                                                                                                 *** (OPEN) (Doc Error) Initial GFE not provided - EV2
                                                          *** (OPEN) Missing Document: Missing Final 1003 - EV1                                                                                                                                                                         *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 11/XX/2007 used as disbursement date for compliance testing. - EV2
                                                          *** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV1                                                                                                                                          *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2007 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Ohio Consumer Sales Practices Act (Ability to Repay not Verified): Ohio Consumer Sales Practices Act:  Borrower's ability to repay not verified with reliable documentation. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Ohio Consumer Sales Practices Act (Acknowledgement of Receipt of Home Mortgage Loan Information Document Not Retained by Lender): Ohio Consumer Sales Practices Act: Acknowledgement of Receipt of Home Mortgage Loan Information Document not retained by lender. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Ohio Consumer Sales Practices Act (Closing Disclosure Not Provided): Ohio Consumer Sales Practices Act:  Consumer did not receive the required Closing Disclosure. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
2774156635 XXX       XXX       XXX       2                                                                                                                                                                                                                                  2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2                                                                                                                                                                                                       B           B           No       Yes       Final HUD1 MS    12/XX/2007   Purchase      Primary     XXX        $XXX
3061938356 XXX       XXX       XXX       2                *** (OPEN) Missing Document: Credit Report not provided - EV3                                                                                                                                                     2           *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2                                                                                                     *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the       B           B           Yes      Yes       Final HUD1 CT    6/XX/2007    Purchase      Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                        *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2                     amount of $XXX.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              COMMENT: 2020/XX/04: The Lender's TIL reflects MI dropping off after 113 months, however, the audited TIL indicates MI should drop off after 114 months.
3609394302 XXX       XXX       XXX       2                                                                                                                                                                                                                                  2           *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2                                                                                                                                                                                                                                                                                                            B           B           No       Yes       Final HUD1 AZ    1/XX/2007    Purchase      Primary     XXX        $XXX
3074234049 XXX       XXX       XXX       2                                                                                                                                                                                                                                  2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2                                                                                                                                                                                                       B           B           Yes      Yes       Final HUD1 CA    9/XX/2006    Refinance     Primary     XXX        $XXX
3023659913 XXX       XXX       XXX       1                                                                                                                                                                                                                                  1                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                   A           A           Yes      Yes       Final HUD1 IN    9/XX/2006    Purchase      Primary     XXX        $XXX
2770365709 XXX       XXX       XXX       2                                                                                                                                                                                                                                  2           *** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2                                                                                                                                                                                                                                                                           B           B           Yes      Yes       Final HUD1 FL    9/XX/2006    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                        *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: Unable to test Affiliated Business Disclosure due to missing information. - EV2
3151597744 XXX       XXX       XXX       1                                                                                                                                                                                                                                  1                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                   A           A           Yes      Yes       Final HUD1 IN    8/XX/2006    Purchase      Primary     XXX        $XXX
3270453270 XXX       XXX       XXX       2                *** (OPEN) Missing evidence of lien position on Other Financing.: Lien Position: 2 - EV3                                                                                                                          2           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2                                                                                                                                                                                               B           B           Yes      Yes       Final HUD1 NJ    5/XX/2006    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                        *** (OPEN) Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements. - EV2
3313903242 XXX       XXX       XXX       2                                                                                                                                                                                                                                  2           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2                                                                                                                                                                                               B           B           Yes      Yes       Final HUD1 GA    9/XX/2005    Purchase      Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                        *** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV1
3157820108 XXX       XXX       XXX       2                                                                                                                                                                                                                                  2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2                                                                                                                                                                                                       B           B           Yes      Yes       Final HUD1 IL    2/XX/2006    Refinance     Primary     XXX        $XXX
3007191929 XXX       XXX       XXX       1                                                                                                                                                                                                                                  1                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                   A           A           No       Yes       Final HUD1 AL    8/XX/2005    Purchase      Primary     XXX        $XXX
3590981864 XXX       XXX       XXX       1                                                                                                                                                                                                                                  1                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                   A           A           No       Yes       Final HUD1 TN    6/XX/2005    Purchase      Primary     XXX        $XXX
2878004158 XXX       XXX       XXX       2                                                                                                                                                                                                                                  2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2                                                                                                                                                                                                       B           B           Yes      Yes       Final HUD1 AL    4/XX/2005    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                        *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
2855852513 XXX       XXX       XXX       1                                                                                                                                                                                                                                  1                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                   A           A           No       Yes       Final HUD1 AL    1/XX/2005    Purchase      Primary     XXX        $XXX
3118229379 XXX       XXX       XXX       1                                                                                                                                                                                                                                  1                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                   A           A           Yes      Yes       Final HUD1 TX    8/XX/2004    Purchase      Primary     XXX        $XXX
3345539570 XXX       XXX       XXX       1                                                                                                                                                                                                                                  1                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                   A           A           Yes      Yes       Final HUD1 NJ    3/XX/2004    Purchase      Primary     XXX        $XXX
3151447338 XXX       XXX       XXX       3                *** (OPEN) Missing Document: Appraisal not provided - EV3                                                                                                                                                         3           *** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3                                                                                                                                                                                                                                                                          D           D           No       No        Missing    WI    9/XX/2003    Purchase      Primary     XXX        $XXX
                                                          *** (OPEN) Missing Document: Credit Report not provided - EV3                                                                                                                                                                 *** (OPEN) (Doc Error) Initial GFE not provided - EV2
                                                          *** (OPEN) Missing Document: Missing Final 1003 - EV1                                                                                                                                                                         *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 09/XX/2003 used as disbursement date for compliance testing. - EV2
                                                          *** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV1                                                                                                                                          *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2003 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
3171159209 XXX       XXX       XXX       2                *** (OPEN) Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report                                                                                                                    2           *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2                                                                                                     *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the       B           B           Yes      Yes       Final HUD1 PA    7/XX/2003    Refinance     Primary     XXX        $XXX
                                                          Date: 07/XX/2003 - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              amount of $XXX.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              COMMENT: 2020/XX/06: Unable to determine under disclosure due to missing itemization of amount financed.
3252043473 XXX       XXX       XXX       2                *** (OPEN) Missing Document: Credit Report not provided - EV3                                                                                                                                                     2           *** (OPEN) (Doc Error) Initial GFE not provided - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                   B           B           Yes      Yes       Final HUD1 OH    5/XX/2003    Refinance     Primary     XXX        $XXX
                                                          *** (OPEN) Missing Document: Missing Final 1003 - EV1                                                                                                                                                                         *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
3129254435 XXX       XXX       XXX       1                                                                                                                                                                                                                                  1                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                   A           A           No       Yes       Final HUD1 OR    5/XX/2003    Purchase      Primary     XXX        $XXX
3074904891 XXX       XXX       XXX       2                                                                                                                                                                                                                                  2           *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2                                                                                                     *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the       B           B           Yes      Yes       Final HUD1 OH    3/XX/2003    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                        *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2003 which is 0 months prior to consummation. A lookback was performed to determine this application date. - EV2                     amount of $XXX.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              COMMENT: 2020/XX/30: TIL Itemization did not disclose the settlement fee of $XXX and the sign in fee of $XXX as prepaid finance charges.
3150271679 XXX       XXX       XXX       3                *** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV1                                                                                                                              3           *** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3                                                                                                                                                                                                                                                                          D           D           Yes      No        Missing    FL    9/XX/2002    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                        *** (OPEN) (Doc Error) Initial GFE not provided - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 09/XX/2002 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2002 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
3269073508 XXX       XXX       XXX       3                *** (OPEN) Missing Document: Appraisal not provided - EV3                                                                                                                                                         3           *** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3                                                                                                                                                                                                                                                                          D           D           Yes      No        Missing    FL    10/XX/2001   UTD           Primary     XXX        $XXX
                                                          *** (OPEN) Missing Document: Missing Final 1003 - EV1                                                                                                                                                                         *** (OPEN) (Doc Error) Initial GFE not provided - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 10/XX/2001 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2001 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
3352640098 XXX       XXX       XXX       2                                                                                                                                                                                                                                  2           *** (OPEN) (Doc Error) TIL Error: Borrower signature not dated. - EV2                                                                                                                                                                                                                                                                                                                                                                                                                   B           B           Yes      Yes       Final HUD1 TX    12/XX/1998   Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                        *** (OPEN) Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinance by a creditor that is not considered the original creditor. The H-9 form was used, the H-8 form should have been used. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements. - EV2
2897174834 XXX       XXX       XXX       2                                                                                                                                                                                                                                  2           *** (OPEN) ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM. - EV2                                                                *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the       B           B           No       Yes       Final HUD1 KS    6/XX/2006    Purchase      Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                        *** (OPEN) CHARM Booklet Disclosure Prior to Closing Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM. - EV2                   amount of $XXX.
                                                                                                                                                                                                                                                                                        *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2                                                                                                     COMMENT: 2020/XX/06: The TIL Itemization did not disclose a CLO-Computerized Loan Orig fee of $XXX as a prepaid finance charge.
                                                                                                                                                                                                                                                                                        *** (OPEN) Kansas Prepayment Penalty: Kansas Prepayment Penalty:  Loan contains an impermissible prepayment penalty of greater than 6 months.  Prepay language states prepay will not exceed maximum permitted by applicable law. - EV2
3740223733 XXX       XXX       XXX       1                                                                                                                                                                                                                                  1                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                   A           A           No       Yes       Final HUD1 FL    7/XX/2007    Purchase      Primary     XXX        $XXX
3550434665 XXX       XXX       XXX       2                *** (OPEN) Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report                                                                                                                    2           *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2                                                                                                     *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the       B           B           No       Yes       Final HUD1 NH    9/XX/1999    Purchase      Primary     XXX        $XXX
                                                          Date: <empty> - EV3                                                                                                                                                                                                           *** (OPEN) TIL APR Tolerance Irregular Transaction: Truth In Lending Act:  Final TIL APR of 9.26600% is underdisclosed from calculated APR of 10.01754% outside of 0.125% tolerance. - EV2                                                                                                            amount of $XXX.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              COMMENT: 2020/XX/04: Under disclosure is due to the lender's TIL not disclosing MI.
3791210521 XXX       XXX       XXX       2                *** (OPEN) Missing Document: Appraisal not provided - EV3                                                                                                                                                         2           *** (OPEN) (Doc Error) Initial GFE not provided - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                   B           B           Yes      Yes       Final HUD1 AL    11/XX/1998   Refinance     Primary     XXX        $XXX
                                                          *** (OPEN) Missing Document: Missing Final 1003 - EV1                                                                                                                                                                         *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/1998 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
3369052031 XXX       XXX       XXX       2                *** (OPEN) Valuation Error: APN Number not provided.: Valuation Type: Appraisal / Valuation                                                                                                                       2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2                                                                                                                                                                                                       B           B           Yes      Yes       Final HUD1 TX    12/XX/2007   Purchase      Primary     XXX        $XXX
                                                          Report Date: 11/XX/2007 - EV2                                                                                                                                                                                                 *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application
                                                          *** (OPEN) Missing Document: Missing Final 1003 - EV1                                                                                                                                                                         due to missing information. - EV2
3589166284 XXX       XXX       XXX       2                *** (OPEN) Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report                                                                                                                    2           *** (OPEN) 2011 TIL-MDIA - Introductory Escrow Payment Inaccurate: Truth in Lending Act (MDIA 2011):  The amount of taxes and insurance, including any mortgage insurance, on the Final TIL does not match the amount of taxes and insurance, including any mortgage insurance, for the loan. - EV2   *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the       B           B           Yes      Yes       Final HUD1 VA    1/XX/2013    Refinance     Primary     XXX        $XXX
                                                          Date: 01/XX/2013 - EV3                                                                                                                                                                                                        *** (OPEN) 2011 TIL-MDIA Rate-Payment Summary Table - Introductory Total Payment (PITI) Inaccurate: Truth in Lending Act (MDIA 2011):  Total payment amount (PITI) on the Final TIL does not match the total payment amount for the loan. - EV2                                                       amount of $XXX.
                                                                                                                                                                                                                                                                                        *** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2                                                                                                                                                                             COMMENT: 2020/XX/20: Unable to determine under disclosure due to missing amortization schedule from file.
                                                                                                                                                                                                                                                                                        *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges. - EV2
3333493735 XXX       XXX       XXX       1                                                                                                                                                                                                                                  1                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                   A           A           Yes      Yes       Final HUD1 KS    6/XX/2009    Refinance     Primary     XXX        $XXX
3630614261 XXX       XXX       XXX       3                                                                                                                                                                                                                                  3           *** (OPEN) Missing Final HUD-1:  Estimated HUD-1 Used For Fee Testing: Missing Final HUD-1:  Estimated HUD-1 used for any applicable Federal, State or Local compliance testing. - EV3                                                                                                                                                                                                                                                                                                  D           D           No       Yes       Estimated  CA    1/XX/2009    Refinance     Investment  XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           HUD1
3060187789 XXX       XXX       XXX       2                                                                                                                                                                                                                                  2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2                                                                                                                                                                                                       B           B           Yes      Yes       Final HUD1 NV    3/XX/2004    Refinance     Primary     XXX        $XXX
3822094502 XXX       XXX       XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV1                                                                                                                                                             2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2004 which is 0 months prior to consummation. A lookback was performed to determine this application date. - EV2                                                                                                                                                                                                       B           B           Yes      Yes       Final HUD1 CA    1/XX/2004    Purchase      Primary     XXX        $XXX
2790833966 XXX       XXX       XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV1                                                                                                                                                             2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2                                                                                                                                                                                                       B           B           No       Yes       Final HUD1 PA    11/XX/2003   Refinance     Investment  XXX        $XXX
3092446317 XXX       XXX       XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV1                                                                                                                                                             2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2                                                                                                                                                                                                       B           B           Yes      Yes       Final HUD1 NJ    3/XX/2006    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                        *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 03/XX/2006, prior to three (3) business days from transaction date of 03/XX/2006. - EV2
3622410871 XXX       XXX       XXX       2                *** (OPEN) Missing Document: Credit Report not provided - EV3                                                                                                                                                     2           *** (OPEN) (Doc Error) Initial GFE not provided - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                   B           B           Yes      Yes       Final HUD1 CT    10/XX/2003   Refinance     Primary     XXX        $XXX
                                                          *** (OPEN) Missing Document: Missing Final 1003 - EV1                                                                                                                                                                         *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
2957855146 XXX       XXX       XXX       1                *** (OPEN) Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report                                                                                                                    1                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                   A           A           Yes      Yes       Final HUD1 NC    8/XX/2003    Refinance     Primary     XXX        $XXX
                                                          Date: 07/XX/2003 - EV3
3253355460 XXX       XXX       XXX       2                                                                                                                                                                                                                                  2           *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2                                                                                                     *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the       B           B           No       Yes       Final HUD1 FL    8/XX/2003    Construction- Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              amount of $XXX.                                                                                                                                                                                                                                            Permanent
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              COMMENT: 2020/XX/14: Unable to determine under disclosure due to missing Itemization of Amount Financed.
3785236912 XXX       XXX       XXX       2                                                                                                                                                                                                                                  2           *** (OPEN) ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information. - EV2                                                                                                                                                                                                                                                                                                                        B           B           No       Yes       Final HUD1 OR    12/XX/2005   Purchase      Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                        *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
3715865736 XXX       XXX       XXX       3                *** (OPEN) Missing Document: Missing Final 1003 - EV1                                                                                                                                                             3           *** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3                                                                                                                                                                                                                                                                          D           D           Yes      No        Missing    FL    10/XX/2005   UTD           UTD         XXX        $XXX
                                                                                                                                                                                                                                                                                        *** (OPEN) (Doc Error) Initial GFE not provided - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 10/XX/2005 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2005 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2
2768715213 XXX       XXX       XXX       2                                                                                                                                                                                                                                  2           *** (OPEN) (Doc Error) TIL Error: Borrower signature not dated. - EV2                                                                                                                                                                                                                                                                                                                                                                                                                   B           B           Yes      Yes       Final HUD1 NY    10/XX/2005   Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                        *** (OPEN) Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date and RTC Signature Date. Unable to determine compliance with rescission timing requirements. - EV2
2830424490 XXX       XXX       XXX       3                *** (OPEN) Missing Document: Appraisal not provided - EV3                                                                                                                                                         3           *** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3                                                                                                                                                                                                                                                                          D           D           No       No        Missing    FL    10/XX/2005   Purchase      Primary     XXX        $XXX
                                                          *** (OPEN) Missing Document: Missing Final 1003 - EV1                                                                                                                                                                         *** (OPEN) (Doc Error) Initial GFE not provided - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 10/XX/2005 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2005 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
3340286947 XXX       XXX       XXX       2                *** (OPEN) Missing Document: Credit Report not provided - EV3                                                                                                                                                     2           *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2                                                                                                     *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the       B           B           Yes      Yes       Final HUD1 FL    1/XX/2003    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                        *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2             amount of $XXX.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              COMMENT: 2020/XX/09: Unable to determine under disclosure due to missing Itemization of Amount Financed.
3564919309 XXX       XXX       XXX       2                                                                                                                                                                                                                                  2           *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2                                                                                                     *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the       B           B           Yes      Yes       Final HUD1 NH    11/XX/2006   Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              amount of $XXX.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              COMMENT: 2020/XX/17: Unable to determine under disclosure due to missing Itemization of Finance Charges.
3638579488 XXX       XXX       XXX       1                                                                                                                                                                                                                                  1                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                   A           A           No       Yes       Final HUD1 WA    7/XX/2007    Refinance     Investment  XXX        $XXX
3282135719 XXX       XXX       XXX       2                                                                                                                                                                                                                                  2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2                                                                                                                                                                                                       B           B           No       Yes       Final HUD1 LA    5/XX/2005    Purchase      Primary     XXX        $XXX
2775757425 XXX       XXX       XXX       2                                                                                                                                                                                                                                  2           *** (OPEN) (Doc Error) Initial GFE not provided - EV2                                                                                                                                                                                                                                                 *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the       B           B           Yes      Yes       Final HUD1 TX    7/XX/2007    Purchase      Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                        *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2                                                                                                     amount of $XXX.
                                                                                                                                                                                                                                                                                        *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2007 which is 0 months prior to consummation. A lookback was performed to determine this application date. - EV2                     COMMENT: 2020/XX/24: Unable to determine under disclosure due to missing Itemization of Amount Financed
3687322534 XXX       XXX       XXX       2                                                                                                                                                                                                                                  2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2007 which is 0 months prior to consummation. A lookback was performed to determine this application date. - EV2                                                                                                                                                                                                       B           B           Yes      Yes       Final HUD1 FL    7/XX/2007    Refinance     Primary     XXX        $XXX
3362433093 XXX       XXX       XXX       2                                                                                                                                                                                                                                  2           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2                                                                                                                                                                                               B           B           Yes      Yes       Final HUD1 FL    11/XX/2001   Refinance     Primary     XXX        $XXX
3383729627 XXX       XXX       XXX       3                *** (OPEN) Missing Document: Missing Final 1003 - EV1                                                                                                                                                             3           *** (OPEN) Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1:  HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing. - EV3                                                                                                                                                                                                                                                                          D           D           Yes      Yes       HUD1, not  TN    10/XX/2001   Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                        *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2001 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2                                                                                                                                                                                                                                                  signed or
                                                                                                                                                                                                                                                                                        *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2                                                                                                                                                                                                                                                                                                                                                                                                              stamped
                                                                                                                                                                                                                                                                                        *** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
3191835362 XXX       XXX       XXX       1                                                                                                                                                                                                                                  1                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                   A           A           No       Yes       Final HUD1 OH    8/XX/2001    Purchase      Primary     XXX        $XXX
3324721882 XXX       XXX       XXX       2                *** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV1                                                                                                                              2           *** (OPEN) ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information. - EV2                                                                                                                                                                                                                                                                                                                        B           B           No       Yes       Final HUD1 MO    6/XX/2007    Purchase      Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                        *** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2007 which is 0 months prior to consummation. A lookback was performed to determine this application date. - EV2
3424335550 XXX       XXX       XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV1                                                                                                                                                             2           *** (OPEN) (Doc Error) Initial GFE not provided - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                   B           B           No       Yes       Final HUD1 MD    7/XX/1999    Construction- Primary     XXX        $XXX
                                                          *** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV1                                                                                                                                          *** (OPEN) Maryland Late Charge Grace Period Testing: Maryland Late Charge: Note grace period of 10 days is less than the state minimum of 15 days. - EV2                                                                                                                                                                                                                                                                                                                                                                                                        Permanent
                                                                                                                                                                                                                                                                                        *** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
2892431252 XXX       XXX       XXX       3                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                     3           *** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3                                                                                                                                                                                                                                                                          D           D           No       No        Missing    DE    8/XX/1998    Purchase      Primary     XXX        $XXX
                                                          *** (OPEN) Missing Document: Appraisal not provided - EV3                                                                                                                                                                     *** (OPEN) (Doc Error) Initial GFE not provided - EV2
                                                          *** (OPEN) Missing Document: Credit Report not provided - EV3                                                                                                                                                                 *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 08/XX/1998 used as disbursement date for compliance testing. - EV2
                                                          *** (OPEN) Missing Document: Missing Final 1003 - EV1                                                                                                                                                                         *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/1998 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
3355310070 XXX       XXX       XXX       3                *** (OPEN) Missing Document: Appraisal not provided - EV3                                                                                                                                                         3           *** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3                                                                                                                                                                                                                                                                          D           D           No       No        Missing    IL    11/XX/1997   Purchase      UTD         XXX        $XXX
                                                          *** (OPEN) Missing Document: Credit Report not provided - EV3                                                                                                                                                                 *** (OPEN) (Doc Error) Initial GFE not provided - EV2
                                                          *** (OPEN) Missing Document: Missing Final 1003 - EV1                                                                                                                                                                         *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 11/XX/1997 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/1997 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2
2903854334 XXX       XXX       XXX       2                *** (OPEN) Missing Document: Credit Report not provided - EV3                                                                                                                                                     2           *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2                                                                                                     *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the       B           B           Yes      Yes       Final HUD1 NC    2/XX/1998    Refinance     Primary     XXX        $XXX
                                                          *** (OPEN) Missing Document: Missing Final 1003 - EV1                                                                                                                                                                         *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/1998 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2                     amount of $XXX.
                                                                                                                                                                                                                                                                                        *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2                                                                                                                                                                                 COMMENT: 2020/XX/07: Unable to determine under disclosure due to missing itemization of amount financed.
3706131307 XXX       XXX       XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV1                                                                                                                                                             2           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2                                                                                                                                                                                                                                                                                                                                                                   B           B           No       Yes       Final HUD1 CT    4/XX/1990    Refinance     Primary     XXX        $XXX
3076415810 XXX       XXX       XXX       2                                                                                                                                                                                                                                  2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for                                                                                                                                                                                    B           B           No       Yes       Final HUD1 MI    2/XX/2004    Purchase      Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                        testing was 08/XX/2003. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
2970328301 XXX       XXX       XXX       3                                                                                                                                                                                                                                  3           *** (OPEN) Missing Final HUD-1:  Estimated HUD-1 Used For Fee Testing: Missing Final HUD-1:  Estimated HUD-1 used for any applicable Federal, State or Local compliance testing. - EV3                                                                                                                                                                                                                                                                                                  D           D           Yes      Yes       Estimated  MA    4/XX/2002    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           HUD1
3366094655 XXX       XXX       XXX       1                                                                                                                                                                                                                                  1           *** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV1                                                                                                                                                                                                                                                                                     B           B           No       Yes       Final HUD1 MI    3/XX/2007    Purchase      Primary     XXX        $XXX
3653077861 XXX       XXX       XXX       2                                                                                                                                                                                                                                  2           *** (OPEN) Michigan Consumer Caution and Home Ownership Counseling Notice Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2                                                                                                                                                                                                                                                                              B           B           Yes      Yes       Final HUD1 MI    3/XX/2007    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                        *** (OPEN) Michigan Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided Timely): Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Michigan Consumer Mortgage Protection Act (Counseling Agencies List): Michigan Consumer Mortgage Protection Act:  List of HUD-approved credit counseling agencies not provided to borrower. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 09/XX/2006. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
3122951906 XXX       XXX       XXX       2                *** (OPEN) Missing Document: Credit Report not provided - EV3                                                                                                                                                     2           *** (OPEN) (Doc Error) Initial GFE not provided - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                   B           B           Yes      Yes       Final HUD1 CA    7/XX/2013    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                        *** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provded.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) RESPA -  Initial GFE Missing: RESPA: Initial GFE not provided to Borrower(s). - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement to applicant within three (3) business days of application. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) TIL-MDIA - Initial TIL Missing: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not provided to the borrower. - EV2
3366811933 XXX       XXX       XXX       1                                                                                                                                                                                                                                  1                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                   A           A           Yes      Yes       Final HUD1 PA    3/XX/2004    Refinance     Primary     XXX        $XXX
2786417724 XXX       XXX       XXX       2                                                                                                                                                                                                                                  2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for                                                                                                                                                                                    B           B           No       Yes       Final HUD1 TX    3/XX/2003    Purchase      Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                        testing was 12/XX/2002. - EV2
3343602877 XXX       XXX       XXX       2                                                                                                                                                                                                                                  2           *** (OPEN) Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinance by a creditor that is not considered the original creditor. The H-9 form was used, the H-8 form                                                                                                                                                                                       B           B           Yes      Yes       Final HUD1 NC    1/XX/2012    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                        should have been used. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) SAFE Act - Individual LO NMLS license status not approved: Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator not in approved license status to conduct loan origination activities. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) SAFE Act - LO Company NMLS does not match NMLS: Secure and Fair Enforcement for Mortgage Licensing Act:  Loan Originator Organization NMLS information on loan documents does not match NMLS. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) SAFE Act - LO Company NMLS license status not approved: Unable to test LO company status due to missing information. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) SAFE Act - LO Company not licensed at time of application: Unable to test LO company NMLS license due to missing information. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV1
3112814662 XXX       XXX       XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                     2           *** (OPEN) (Doc Error) Initial GFE not provided - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                   B           B           Yes      Yes       Final HUD1 FL    6/XX/2007    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                        *** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2007 which is 0 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 06/XX/2007. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
3312877112 XXX       XXX       XXX       1                                                                                                                                                                                                                                  1                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                   A           A           Yes      Yes       Final HUD1 IL    1/XX/2011    Refinance     Primary     XXX        $XXX
3011736832 XXX       XXX       XXX       1                                                                                                                                                                                                                                  1                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                   A           A           No       Yes       Final HUD1 GA    11/XX/1999   Purchase      Primary     XXX        $XXX
3232643876 XXX       XXX       XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV1                                                                                                                                                             2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2                                                                                                                                                                                                       B           B           Yes      Yes       Final HUD1 TX    3/XX/2007    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                        *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
3695095432 XXX       XXX       XXX       2                                                                                                                                                                                                                                  2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2                                                                                                                                                                                                       B           B           Yes      Yes       Final HUD1 IN    5/XX/2008    Purchase      Primary     XXX        $XXX
2792835196 XXX       XXX       XXX       2                                                                                                                                                                                                                                  2           *** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2                                                                                                                                                                                                                                                                                                                                                               B           B           Yes      Yes       Final HUD1 WA    2/XX/2006    Refinance     Primary     XXX        $XXX
2873633773 XXX       XXX       XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV1                                                                                                                                                             2           *** (OPEN) (Doc Error) Initial GFE not provided - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                   B           B           Yes      Yes       Final HUD1 MO    4/XX/2005    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                        *** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Unable to determine if Notice of Right to Cancel was executed on the proper Model Form. The H-9 form was used instead of the H-8 form, however, the loan file does not contain evidence that the refinance was by the original creditor. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2005 which is 0 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
3296002658 XXX       XXX       XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV1                                                                                                                                                             2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2                                                                                                                                                                                                       B           B           No       Yes       Final HUD1 MN    10/XX/2005   Refinance     Investment  XXX        $XXX
3722705637 XXX       XXX       XXX       2                                                                                                                                                                                                                                  2           *** (OPEN) ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2                                                                                                                             *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the       B           B           No       Yes       Final HUD1 FL    1/XX/2006    Purchase      Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                        *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2                                                                                                                          amount of $XXX.
                                                                                                                                                                                                                                                                                        *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2                                                                                                     COMMENT: 2020/XX/12: Unable to determine under disclosure due to missing itemization of amount financed.
3501974004 XXX       XXX       XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV1                                                                                                                                                             2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2                                                                                                                                                                                                       B           B           Yes      Yes       Final HUD1 NC    3/XX/2002    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                        *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
3417138242 XXX       XXX       XXX       2                                                                                                                                                                                                                                  2           *** (OPEN) ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM. - EV2                                                                                                                                                                                                                                                  B           B           Yes      Yes       Final HUD1 TN    9/XX/2003    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                        *** (OPEN) CHARM Booklet Disclosure Prior to Closing Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
2850916061 XXX       XXX       XXX       1                                                                                                                                                                                                                                  1                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                   A           A           Yes      Yes       Final HUD1 NC    7/XX/2001    Purchase      Primary     XXX        $XXX
3485481279 XXX       XXX       XXX       3                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                     3           *** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3                                                                                                                                                                                                                                                                          D           D           Yes      No        Missing    TN    6/XX/2004    Refinance     Primary     XXX        $XXX
                                                          *** (OPEN) Missing Document: Appraisal not provided - EV3                                                                                                                                                                     *** (OPEN) (Doc Error) Initial GFE not provided - EV2
                                                          *** (OPEN) Missing Document: Missing Final 1003 - EV1                                                                                                                                                                         *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 06/XX/2004 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2004 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
3808109486 XXX       XXX       XXX       1                                                                                                                                                                                                                                  1                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                   A           A           No       Yes       Final HUD1 TN    7/XX/2005    Purchase      Primary     XXX        $XXX
3242265154 XXX       XXX       XXX       1                *** (OPEN) Missing Document: Missing Final 1003 - EV1                                                                                                                                                             1                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                   A           A           Yes      Yes       Final HUD1 NJ    9/XX/2003    Refinance     Primary     XXX        $XXX
3100991446 XXX       XXX       XXX       2                *** (OPEN) Missing Document: Credit Report not provided - EV3                                                                                                                                                     2           *** (OPEN) (Doc Error) TIL Error: Final TIL not signed by all required parties - EV2                                                                                                                                                                                                                  *** (OPEN) (Doc Error) TIL Error: Final TIL not signed by all required parties                                                                                                    B           B           Yes      Yes       Final HUD1 CA    3/XX/2006    Refinance     Primary     XXX        $XXX
                                                          *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following                                                                                                                                 *** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2                                                                                                                                           COMMENT: 2020/XX/04: TIL appears to be final but not signed nor initialed by borrower.
                                                          clauses: - EV2                                                                                                                                                                                                                *** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2                                                                                         *** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
                                                                                                                                                                                                                                                                                        *** (OPEN) Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements. - EV2                                                                                                                             COMMENT: 2020/XX/07: TIL in file indicated to be final, expected funding date same as disbursement and/or note date but is not signed or dated by borrower so cannot confirm that borrower received.
3298688927 XXX       XXX       XXX       2                                                                                                                                                                                                                                  2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2                                                                                                                                                                                                       B           B           Yes      Yes       Final HUD1 NV    9/XX/2002    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                        *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
3009527590 XXX       XXX       XXX       2                                                                                                                                                                                                                                  2           *** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2                                                                                                                                                                                                                                                                                         B           B           Yes      Yes       Final HUD1 GA    6/XX/2003    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                        *** (OPEN) Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements - EV2
3048930912 XXX       XXX       XXX       3                                                                                                                                                                                                                                  3           *** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3                                                                                                                                                                                                                                                                          D           D           Yes      No        Missing    NC    9/XX/2006    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                        *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 09/XX/2006 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2
3449479879 XXX       XXX       XXX       2                *** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV1                                                                                                                              2           *** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2                                                                                                       *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the       B           B           Yes      Yes       Final HUD1 NC    2/XX/2002    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                        *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2                                                                                                     amount of $XXX.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              COMMENT: 2020/XX/04: Unable to determine under disclosure due to missing Itemization of Amount Financed.
2974165552 XXX       XXX       XXX       1                                                                                                                                                                                                                                  1                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                   A           A           No       Yes       Final HUD1 CT    10/XX/2006   Refinance     Investment  XXX        $XXX
3713858582 XXX       XXX       XXX       2                                                                                                                                                                                                                                  2           *** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2                                                                                                                                                                                                                                                                                                                                                               B           B           No       Yes       Final HUD1 FL    1/XX/2008    Purchase      Primary     XXX        $XXX
3727381617 XXX       XXX       XXX       2                                                                                                                                                                                                                                  2           *** (OPEN) (Doc Error) Initial GFE not provided - EV2                                                                                                                                                                                                                                                 *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the       B           B           No       Yes       Final HUD1 OH    10/XX/2007   Purchase      Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                        *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2                                                                                                     amount of $XXX.
                                                                                                                                                                                                                                                                                        *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2                     COMMENT: 2020/XX/18: TIL itemization did not disclose a prepaid interest fee of $XXX and a closing fee of $XXX as prepaid finance charge
                                                                                                                                                                                                                                                                                        *** (OPEN) Ohio Consumer Sales Practices Act (Acknowledgement of Receipt of Home Mortgage Loan Information Document Not Retained by Lender): Ohio Consumer Sales Practices Act: Acknowledgement of Receipt of Home Mortgage Loan Information Document not retained by lender. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Ohio Consumer Sales Practices Act (Closing Disclosure Not Provided): Ohio Consumer Sales Practices Act:  Consumer did not receive the required Closing Disclosure. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
3263541219 XXX       XXX       XXX       2                *** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV1                                                                                                                              2           *** (OPEN) TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act:  Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s). - EV2                                                                                                                                                                                                                                                                               B           B           Yes      Yes       Final HUD1 FL    5/XX/2007    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                        *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 05/XX/2007, prior to three (3) business days from transaction date of 05/XX/2007. - EV2
3764256895 XXX       XXX       XXX       2                                                                                                                                                                                                                                  2           *** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2                                                                                                                                                                                                                                                                                                                                           B           B           No       Yes       Final HUD1 FL    8/XX/2004    Purchase      Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                        *** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 07/XX/2004. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
3393034355 XXX       XXX       XXX       2                                                                                                                                                                                                                                  2           *** (OPEN) (Doc Error) Initial GFE not provided - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                   B           B           Yes      Yes       Final HUD1 NC    7/XX/2005    Purchase      Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                        *** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 01/XX/2005. - EV2
2832347597 XXX       XXX       XXX       2                                                                                                                                                                                                                                  2           *** (OPEN) ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM. - EV2                                                                                                                                                                                                                                                  B           B           Yes      Yes       Final HUD1 CT    9/XX/2005    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                        *** (OPEN) CHARM Booklet Disclosure Prior to Closing Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 08/XX/2005. - EV2
3405412952 XXX       XXX       XXX       2                                                                                                                                                                                                                                  2           *** (OPEN) (Doc Error) Initial GFE not provided - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                   B           B           Yes      Yes       Final HUD1 NJ    8/XX/2003    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                        *** (OPEN) ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) CHARM Booklet Disclosure Prior to Closing Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 02/XX/2003. - EV2
3589967834 XXX       XXX       XXX       2                                                                                                                                                                                                                                  2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for                                                                                                                                                                                    B           B           No       Yes       Final HUD1 TX    6/XX/2007    Purchase      Investment  XXX        $XXX
                                                                                                                                                                                                                                                                                        testing was 05/XX/2007. - EV2
3393505795 XXX       XXX       XXX       2                                                                                                                                                                                                                                  2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2003 which is 0 months prior to consummation. A lookback was performed to determine this application date. - EV2                                                                                                                                                                                                       B           B           No       Yes       Final HUD1 TX    3/XX/2003    Refinance     Second Home XXX        $XXX
3465967770 XXX       XXX       XXX       2                *** (OPEN) Missing Document: Security Instrument - Subject Lien not provided - EV3                                                                                                                                2           *** (OPEN) (Doc Error) Initial GFE not provided - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                   B           B           Yes      Yes       Final HUD1 PA    1/XX/2005    Refinance     Primary     XXX        $XXX
                                                          *** (OPEN) Missing Document: Missing Final 1003 - EV1                                                                                                                                                                         *** (OPEN) ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
3622272757 XXX       XXX       XXX       2                                                                                                                                                                                                                                  2           *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2                                                                                                     *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the       B           B           Yes      Yes       Final HUD1 CA    8/XX/2006    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                        *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for  amount of $XXX.
                                                                                                                                                                                                                                                                                        testing was 07/XX/2006. - EV2                                                                                                                                                                                                                                                                         COMMENT: 2018/XX/19: The approval indicates the Index used was 3.94%.  The closest index available within the look-back period is 4.34%.
3632054548 XXX       XXX       XXX       1                *** (OPEN) Missing Document: FHA Case Number Assignment not provided - EV3                                                                                                                                        1                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                   A           A           Yes      Yes       Final HUD1 NJ    12/XX/2008   Purchase      Primary     XXX        $XXX
                                                          *** (OPEN) Missing Document: FHA Mortgage Insurance Certificate not provided - EV3
3771657535 XXX       XXX       XXX       2                                                                                                                                                                                                                                  2           *** (OPEN) Initial Loan Application Status Test - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                   B           B           Yes      Yes       Final HUD1 WI    11/XX/2009   Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                        *** (OPEN) TIL-MDIA - Initial TIL Missing: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not provided to the borrower. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Federal FACTA Disclosure: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV1
3073935593 XXX       XXX       XXX       2                                                                                                                                                                                                                                  2           *** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2                                                                                                                                                                                                                                                                                                                                                               B           B           Yes      Yes       Final HUD1 MI    12/XX/2005   Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                        *** (OPEN) Michigan Consumer Caution and Home Ownership Counseling Notice Not Provided: Michigan Consumer Mortgage Protection Act:  Consumer Caution and Home Ownership Counseling Notice not provided to borrower. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Michigan Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided Timely): Michigan Consumer Mortgage Protection Act:  Borrower Bill of Rights disclosure not provided to borrower at the time of application. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Michigan Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided): Unable to test Bill of Rights disclosure due to missing information. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2
3516246428 XXX       XXX       XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV1                                                                                                                                                             2           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2                                                                                                                                                                                               B           B           Yes      Yes       Final HUD1 DE    6/XX/2005    Refinance     Primary     XXX        $XXX
3373459228 XXX       XXX       XXX       2                                                                                                                                                                                                                                  2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 04/XX/2007 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                                                                 B           B           Yes      Yes       Final HUD1 CT    4/XX/2007    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                        *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/XX/2006. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 04/XX/2007, prior to three (3) business days from transaction date of 04/XX/2007. - EV2
3656477552 XXX       XXX       XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV1                                                                                                                                                             2           *** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2                                                                                                                                                         *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the       B           B           Yes      Yes       Final HUD1 IL    8/XX/2006    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                        *** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2                                                                                                                                               amount of $XXX.
                                                                                                                                                                                                                                                                                        *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2                                                                                                     COMMENT: 2018/XX/08: TIL Itemization did not disclose a recording service fee of $XXX as a prepaid finance charge.
                                                                                                                                                                                                                                                                                        *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2006 which is 0 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 08/XX/2006. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used. - EV2
3025271483 XXX       XXX       XXX       2                                                                                                                                                                                                                                  2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for                                                                                                                                                                                    B           B           No       Yes       Final HUD1 OH    8/XX/2006    Purchase      Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                        testing was 07/XX/2006. - EV2
3531348732 XXX       XXX       XXX       1                                                                                                                                                                                                                                  1                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                   A           A           Yes      Yes       Final HUD1 NJ    9/XX/2006    Refinance     Primary     XXX        $XXX
3221240677 XXX       XXX       XXX       2                                                                                                                                                                                                                                  2           *** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2                                                                                                                                                                                                                                                                                                                                                               B           B           No       Yes       Final HUD1 IL    10/XX/2006   Purchase      Primary     XXX        $XXX
3035179702 XXX       XXX       XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV1                                                                                                                                                             2           *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2                                                                                                     *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the       B           B           Yes      Yes       Final HUD1 PA    6/XX/2002    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                        *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for  amount of $XXX.
                                                                                                                                                                                                                                                                                        testing was 12/XX/2001. - EV2                                                                                                                                                                                                                                                                         COMMENT: 2018/XX/13: Under disclosure due to daily simple interest calculation of the payment stream. The Final TIl payment stream is 1 payment of $XXX and 179 payments of $XXX.
                                                                                                                                                                                                                                                                                        *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2                                                              The review calculates 1 payment at $XXX, 178 payments of $XXX and a final payment of $XXX. The Final TIL Itemization of Amount Finance disclosed $XXX in prepaid finance charges which matches the review calculations of prepaid finance charges.
3565779628 XXX       XXX       XXX       1                                                                                                                                                                                                                                  1                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                   A           A           No       Yes       Final HUD1 GA    9/XX/2005    Purchase      Second Home XXX        $XXX
3215329234 XXX       XXX       XXX       3                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                     3           *** (OPEN) Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. HELOC Fee Agreement also not in file or does not disclose fees, any applicable Federal, State or Local compliance                                                                                                                                                                                          D           D           No       No        Missing    FL    2/XX/2005    Refinance     UTD         XXX        $XXX
                                                          *** (OPEN) Missing Document: Missing Final 1003 - EV1                                                                                                                                                                         testing impacted by points and fees is unreliable. - EV3
                                                                                                                                                                                                                                                                                        *** (OPEN) Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 02/XX/2005 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2005 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2
3653048203 XXX       XXX       XXX       3                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                     3           *** (OPEN) Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. HELOC Fee Agreement also not in file or does not disclose fees, any applicable Federal, State or Local compliance                                                                                                                                                                                          D           D           No       No        Missing    FL    9/XX/2005    Refinance     UTD         XXX        $XXX
                                                          *** (OPEN) Missing Document: Missing Final 1003 - EV1                                                                                                                                                                         testing impacted by points and fees is unreliable. - EV3
                                                                                                                                                                                                                                                                                        *** (OPEN) Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 09/XX/2005 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2005 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2
3829554360 XXX       XXX       XXX       3                *** (OPEN) Credit Exception: - EV3                                                                *** (OPEN) Credit Exception:                                                                                    3           *** (OPEN) RTC Executed: TILA - Right To Cancel: Loan file contains evidence consumer rescinded loan. - EV3                                                                                                                                                                                           *** (OPEN) RTC Executed: TILA - Right To Cancel: Loan file contains evidence consumer rescinded loan.                                                                             C           C           No       No        HELOC      FL    10/XX/2008   Refinance     UTD         XXX        $XXX
                                                          *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                     COMMENT: 2021/XX/17: Home Equity Line of Credit Short From Mortgage provided.  Missing Master Home Equity Line              *** (OPEN) (Doc Error) Security Instrument Error: Notary Date was not provided - EV2                                                                                                                                                                                                                  COMMENT: 2021/XX/17: The file includes two RTC forms both signed the same date. One includes the start of the borrower signature but not completed and not dated.  One the wish                                              Agreement
                                                          *** (OPEN) Missing Document: Missing Final 1003 - EV1                                             of Credit Mortgage                                                                                                          *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 10/XX/2008 used as disbursement date for compliance testing. - EV2                                                                               to cancel line is blank/not signed.
                                                                                                                                                                                                                                                                                        *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                *** (OPEN) (Doc Error) Security Instrument Error: Notary Date was not provided
                                                                                                                                                                                                                                                                                        *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2                     COMMENT: 2021/XX/17: Notary date reflects date and month missing the year, estimated consummation date used for testing purposes.
                                                                                                                                                                                                                                                                                        *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2                                                                                                                         *** (CLEARED) (Missing Doc) Incomplete loan images/file
                                                                                                                                                                                                                                                                                        *** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2                                                                                         COMMENT: 2021/XX/17: File only contains Mortgage. Compliance testing not completed.
                                                                                                                                                                                                                                                                                        *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 10/XX/2008, prior to three (3) business days from transaction date of 10/XX/2008. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2
                                                                                                                                                                                                                                                                                        *** (CLEARED) (Missing Doc) Incomplete loan images/file - EV1
                                                                                                                                                                                                                                                                                        *** (CANCELLED) Missing Document: Missing Lender's Initial 1003 - EV1
                                                                                                                                                                                                                                                                                        *** (CLEARED) Missing Document: Note - Subject Lien not provided - EV1
                                                                                                                                                                                                                                                                                        *** (CLEARED) Missing Final HUD-1 - EV1
                                                                                                                                                                                                                                                                                        *** (CLEARED) TILA - Final TIL Missing - EV1
2968557962 XXX       XXX       XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV1                                                                                                                                                             2           *** (OPEN) California Primary Residence Late Charge Percent Testing: Unable to determine if late charge exceeds state maximum due to missing information. - EV2                                                                                                                                                                                                                                                                                                                         B           B           No       No        HELOC      CA    12/XX/2005   Refinance     UTD         XXX        $XXX
                                                                                                                                                                                                                                                                                        *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 01/XX/2006 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                                                                                                            Agreement
                                                                                                                                                                                                                                                                                        *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2
2909119918 XXX       XXX       XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                     2           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                                                                  B           B           No       No        HELOC      CA    6/XX/2006    Refinance     Primary     XXX        $XXX
                                                          *** (OPEN) Missing Document: Missing Final 1003 - EV1                                                                                                                                                                         *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2                                                                                                                                                                                                                                                  Agreement
                                                                                                                                                                                                                                                                                        *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 06/XX/2006, prior to three (3) business days from transaction date of 06/XX/2006. - EV2
3217981803 XXX       XXX       XXX       3                *** (OPEN) Missing Document: Missing Final 1003 - EV1                                                                                                                                                             3           *** (OPEN) Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. HELOC Fee Agreement also not in file or does not disclose fees, any applicable Federal, State or Local compliance                                                                                                                                                                                          D           D           No       No        Missing    VA    6/XX/2005    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                        testing impacted by points and fees is unreliable. - EV3
                                                                                                                                                                                                                                                                                        *** (OPEN) Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 06/XX/2005 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2005 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
3109751207 XXX       XXX       XXX       1                                                                                                                                                                                                                                  1                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                   A           A           No       Yes       Final HUD1 FL    6/XX/2004    Refinance     Investment  XXX        $XXX
3606466658 XXX       XXX       XXX       2                                                                                                                                                                                                                                  2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2                                                                                                                                                                                                       B           B           No       Yes       Final HUD1 CA    5/XX/2004    Refinance     Investment  XXX        $XXX
3438385783 XXX       XXX       XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV1                                                                                                                                                             2           *** (OPEN) ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM. - EV2                                                                                                                                                                                                                                                  B           B           No       Yes       Final HUD1 FL    3/XX/2004    Purchase      Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                        *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
3725845699 XXX       XXX       XXX       2                                                                                                                                                                                                                                  2           *** (OPEN) ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information. - EV2                                                                                                                                                                                                                                                                                                                        B           B           No       Yes       Final HUD1 FL    3/XX/2004    Purchase      Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                        *** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
3757988715 XXX       XXX       XXX       2                                                                                                                                                                                                                                  2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2                                                                                                                                                                                                       B           B           No       Yes       Final HUD1 SC    8/XX/2008    Refinance     Investment  XXX        $XXX
3460801419 XXX       XXX       XXX       1                                                                                                                                                                                                                                  1                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                   A           A           No       Yes       Final HUD1 VA    6/XX/2004    Refinance     Investment  XXX        $XXX
3093649986 XXX       XXX       XXX       1                                                                                                                                                                                                                                  1                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                   A           A           No       Yes       Final HUD1 PA    10/XX/2006   Purchase      Primary     XXX        $XXX
2978795815 XXX       XXX       XXX       2                                                                                                                                                                                                                                  2           *** (OPEN) (Doc Error) Initial GFE not provided - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                   B           B           No       Yes       Final HUD1 PA    2/XX/2008    Refinance     Second Home XXX        $XXX
                                                                                                                                                                                                                                                                                        *** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
3038410678 XXX       XXX       XXX       2                                                                                                                                                                                                                                  2           *** (OPEN) (Doc Error) Initial GFE not provided - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                   B           B           No       Yes       Final HUD1 SC    6/XX/1998    Purchase      Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                        *** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
3649299336 XXX       XXX       XXX       2                                                                                                                                                                                                                                  2           *** (OPEN) ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM. - EV2                                                                                                                                                                                                                                                  B           B           Yes      Yes       Final HUD1 CA    7/XX/2003    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                        *** (OPEN) CHARM Booklet Disclosure Prior to Closing Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
3041579227 XXX       XXX       XXX       3                                                                                                                                                                                                                                  3           *** (OPEN) Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1:  HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing. - EV3                                                                                        *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the       D           D           Yes      Yes       HUD1, not  CA    8/XX/2005    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                        *** (OPEN) ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information. - EV2                                                                                                                                      amount of $XXX.                                                                                                                                                                                                              signed or
                                                                                                                                                                                                                                                                                        *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2                                                                                                                          COMMENT: 2021/XX/01: Under disclosure is due to payment stream.  Original index value used by lender per the approval was 2.70%  The lowest index available in the look back                                                 stamped
                                                                                                                                                                                                                                                                                        *** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2                                                                                                                                                                             period is 2.780%.
                                                                                                                                                                                                                                                                                        *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
2862794675 XXX       XXX       XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV1                                                                                                                                                             2           *** (OPEN) ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM. - EV2                                                                *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the       B           B           Yes      Yes       Final HUD1 CA    11/XX/2005   Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                        *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2                                                                                                     amount of $XXX.
                                                                                                                                                                                                                                                                                        *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2                     COMMENT: 2021/XX/01: Approval indicates the index used was 2.890%. The closest index available in our look back period is 2.970%.
                                                                                                                                                                                                                                                                                        *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV1
3119058522 XXX       XXX       XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV1                                                                                                                                                             2           *** (OPEN) ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information. - EV2                                                                                                                                                                                                                                                                                                                        B           B           Yes      Yes       Final HUD1 CA    6/XX/2006    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                        *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
3357965586 XXX       XXX       XXX       2                                                                                                                                                                                                                                  2           *** (OPEN) ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2                                                                                                                             *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the       B           B           Yes      Yes       Final HUD1 CA    6/XX/2006    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                        *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2                                                                                                     amount of $XXX.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              COMMENT: 2021/XX/02: Under disclosure is due to payment stream.  Original index value used by lender per the approval was 3.650%  The lowest index available in the look back period is 3.790%.
3170653196 XXX       XXX       XXX       2                                                                                                                                                                                                                                  2           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                                                                  B           B           Yes      Yes       Final HUD1 CA    3/XX/2007    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                        *** (OPEN) Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Unable to determine if Notice of Right to Cancel was executed on the proper Model Form. The H-9 form was used instead of the H-8 form, however, the loan file does not contain evidence that the refinance was by the original creditor. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV1
3062786343 XXX       XXX       XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV1                                                                                                                                                             2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2                                                                                                                                                                                                       B           B           Yes      Yes       Final HUD1 CA    6/XX/2007    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                        *** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV1
3285022903 XXX       XXX       XXX       2                *** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV1                                                                                                                              2           *** (OPEN) ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM. - EV2                                                                                                                                                                                                                                                  B           B           No       Yes       Final HUD1 CA    9/XX/2007    Purchase      Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                        *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
3066476068 XXX       XXX       XXX       2                                                                                                                                                                                                                                  2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2                                                                                                                                                                                                       B           B           No       Yes       Final HUD1 PA    7/XX/2006    Purchase      Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                        *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
2879287390 XXX       XXX       XXX       1                                                                                                                                                                                                                                  1                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                   A           A           Yes      Yes       Final HUD1 GA    10/XX/2004   Refinance     Primary     XXX        $XXX
3674556812 XXX       XXX       XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV1                                                                                                                                                             2           *** (OPEN) (Doc Error) Initial GFE not provided - EV2                                                                                                                                                                                                                                                 *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the       B           B           No       Yes       Final HUD1 NJ    8/XX/1986    Purchase      UTD         XXX        $XXX
                                                                                                                                                                                                                                                                                        *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                amount of $XXX.
                                                                                                                                                                                                                                                                                        *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2                                                                                                     COMMENT: 2021/XX/01: Unable to determine under disclosure due to missing Itemization of Amount Financed.
                                                                                                                                                                                                                                                                                        *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/1986 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2
2879808008 XXX       XXX       XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV1                                                                                                                                                             2           *** (OPEN) ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2                                                                                                                                                                  *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the       B           B           No       Yes       Final HUD1 VA    2/XX/2005    Purchase      Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                        *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2                                                                                                                          amount of $XXX.
                                                                                                                                                                                                                                                                                        *** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2                                                                                                                                                                             COMMENT: 2021/XX/02: Unable to determine under disclosure due to missing Itemization of Amount Financed.
                                                                                                                                                                                                                                                                                        *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2
3713878240 XXX       XXX       XXX       2                                                                                                                                                                                                                                  2           *** (OPEN) ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information. - EV2                                                                                                                                                                                                                                                                                                                        B           B           Yes      Yes       Final HUD1 CA    9/XX/2006    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                        *** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act:  Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s). - EV2
3316454834 XXX       XXX       XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV1                                                                                                                                                             2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2                                                                                                                                                                                                       B           B           No       Yes       Final HUD1 OK    4/XX/2006    Purchase      Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                        *** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
3678007074 XXX       XXX       XXX       3                *** (OPEN) Missing Document: Missing Final 1003 - EV1                                                                                                                                                             3           *** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3                                                                                                                                                                                                                                                                          D           D           No       No        Missing    NY    9/XX/1989    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                        *** (OPEN) (Doc Error) Initial GFE not provided - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi (Circuit 2, 5, 7, 8, 9, 10 or DC): Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. (H-8 Form was used and property is in the 2 nd, 5 th, 7 th, 8 th, 9 th,
                                                                                                                                                                                                                                                                                        10 th, or District of Columbia) - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 09/XX/1989 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/1989 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2
3654289588 XXX       XXX       XXX       2                                                                                                                                                                                                                                  2           *** (OPEN) Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements - EV2                                                                                                                                                                                                                                  B           B           Yes      Yes       Final HUD1 GA    8/XX/2002    Refinance     Primary     XXX        $XXX
3678544869 XXX       XXX       XXX       1                                                                                                                                                                                                                                  1                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                   A           A           Yes      Yes       Final HUD1 GA    5/XX/2009    Purchase      Primary     XXX        $XXX
3061989737 XXX       XXX       XXX       3                *** (OPEN) Incorrect Appraisal Form type: Appraisal Form 1073/465 used for incorrect Subject                                                                                                                      3           *** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3                                                                                                                                                                                                                                                                          D           D           No       No        Missing    MD    2/XX/2007    Purchase      Primary     XXX        $XXX
                                                          property type.: Valuation Type: Appraisal / Valuation Report Date: 02/XX/2007 - EV2                                                                                                                                           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 02/XX/2007 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
3516917388 XXX       XXX       XXX       2                                                                                                                                                                                                                                  2           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2                                                                                                                                                                                               B           B           No       Yes       Final HUD1 OH    7/XX/2006    Purchase      Primary     XXX        $XXX
3390867263 XXX       XXX       XXX       1                                                                                                                                                                                                                                  1           *** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV1                                                                                                                                                                                                                                                                                     B           B           Yes      Yes       Final HUD1 NJ    12/XX/2006   Refinance     Primary     XXX        $XXX
3829468694 XXX       XXX       XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                     *** (OPEN) Final Title Policy is missing. No evidence of title in file.                                         2           *** (OPEN) ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2                                                                                                                                                                                                                                                                                                                                                    B           B           Yes      Yes       Final HUD1 KY    5/XX/2002    Refinance     Primary     XXX        $XXX
                                                          *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following     COMMENT: 2021/XX/02: File does not contain either Preliminary or Final Title                                                *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2
                                                          clauses: - EV2                                                                                                                                                                                                                *** (OPEN) Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Unable to determine if Notice of Right to Cancel was executed on the proper Model Form. The H-9 form was used instead of the H-8 form, however, the loan file does not contain evidence
                                                          *** (OPEN) Missing Document: Missing Final 1003 - EV1                                                                                                                                                                         that the refinance was by the original creditor. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 05/XX/2002, prior to three (3) business days from transaction date of 05/XX/2002. - EV2
3788764194 XXX       XXX       XXX       2                                                                                                                                                                                                                                  2           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2                                                                                                                                                                                               B           B           No       Yes       Final HUD1 PA    9/XX/2006    Purchase      Primary     XXX        $XXX
2747685086 XXX       XXX       XXX       2                                                                                                                                                                                                                                  2           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2                                                                                                                                                                                               B           B           No       Yes       Final HUD1 FL    7/XX/2006    Purchase      Primary     XXX        $XXX
3552348415 XXX       XXX       XXX       2                                                                                                                                                                                                                                  2           *** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2                                                                                                                                                                                                                                                                           B           B           No       Yes       Final HUD1 FL    2/XX/2006    Purchase      Primary     XXX        $XXX
2867930587 XXX       XXX       XXX       2                                                                                                                                                                                                                                  2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2                                                                                                                                                                                                       B           B           Yes      Yes       Final HUD1 NC    11/XX/2007   Purchase      Primary     XXX        $XXX
2751791054 XXX       XXX       XXX       3                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                     *** (OPEN) Final Title Policy is missing. No evidence of title in file.                                         3           *** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3                                                                                                                                                                                                                                                                          D           D           No       No        Missing    FL    6/XX/2004    Purchase      Investment  XXX        $XXX
                                                          *** (OPEN) Missing Document: Missing Final 1003 - EV1                                             COMMENT: 2021/XX/02: File does not contain either Preliminary or Final Title                                                *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 06/XX/2004 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2004 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2
3671975174 XXX       XXX       XXX       3                *** (OPEN) Missing Document: Missing Final 1003 - EV1                                                                                                                                                             3           *** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3                                                                                                                                                                                                                                                                          D           D           No       No        Missing    AR    8/XX/1995    Purchase      UTD         XXX        $XXX
                                                                                                                                                                                                                                                                                        *** (OPEN) (Doc Error) Initial GFE not provided - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 08/XX/1995 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/1995 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2
3240461617 XXX       XXX       XXX       3                *** (OPEN) Missing Document: Missing Final 1003 - EV1                                                                                                                                                             3           *** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3                                                                                                                                                                                                                                                                          D           D           No       No        Missing    DE    11/XX/2007   Purchase      UTD         XXX        $XXX
                                                                                                                                                                                                                                                                                        *** (OPEN) (Doc Error) Initial GFE not provided - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 11/XX/2007 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2007 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2
2809418788 XXX       XXX       XXX       3                *** (OPEN) Missing Document: Missing Final 1003 - EV1                                                                                                                                                             3           *** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3                                                                                        *** (CLEARED) (Missing Doc) Incomplete loan images/file                                                                                                                           D           D           No       No        Missing    FL    5/XX/2007    Purchase      Second Home XXX        $XXX
                                                                                                                                                                                                                                                                                        *** (OPEN) (Doc Error) Initial GFE not provided - EV2                                                                                                                                                                                                                                                 COMMENT: 2021/XX/17: File only contains Mortgage and Title Policy.  Compliance testing not completed
                                                                                                                                                                                                                                                                                        *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 05/XX/2007 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2007 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
                                                                                                                                                                                                                                                                                        *** (CLEARED) (Missing Doc) Incomplete loan images/file - EV1
                                                                                                                                                                                                                                                                                        *** (CLEARED) Missing Document: Missing Lender's Initial 1003 - EV1
                                                                                                                                                                                                                                                                                        *** (CLEARED) Missing Document: Note - Subject Lien not provided - EV1
                                                                                                                                                                                                                                                                                        *** (CLEARED) Missing Final HUD-1 - EV1
                                                                                                                                                                                                                                                                                        *** (CLEARED) TILA - Final TIL Missing - EV1
3081035142 XXX       XXX       XXX       2                                                                                                                                                                                                                                  2           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2                                                                                                                                                                                               B           B           Yes      Yes       Final HUD1 NY    5/XX/2006    Refinance     Primary     XXX        $XXX
3633877010 XXX       XXX       XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV1                                                                                                                                                             2           *** (OPEN) ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM. - EV2                                                                                                                                                                                                                                                  B           B           No       Yes       Final HUD1 NY    8/XX/2006    Purchase      Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                        *** (OPEN) CHARM Booklet Disclosure Prior to Closing Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV1
3121494285 XXX       XXX       XXX       2                *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following                                                                                                                     2           *** (OPEN) ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information. - EV2                                                                                                                                                                                                                                                                                                                        B           B           Yes      Yes       Final HUD1 TX    3/XX/2004    Purchase      Primary     XXX        $XXX
                                                          clauses: - EV2                                                                                                                                                                                                                *** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                          *** (OPEN) Missing Document: Missing Final 1003 - EV1                                                                                                                                                                         *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
3674645158 XXX       XXX       XXX       2                *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following                                                                                                                     2           *** (OPEN) ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information. - EV2                                                                                                                                      *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the       B           B           Yes      Yes       Final HUD1 CA    11/XX/2005   Refinance     Primary     XXX        $XXX
                                                          clauses: - EV2                                                                                                                                                                                                                *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2                                                                                                                          amount of $XXX.
                                                                                                                                                                                                                                                                                        *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2                                                                                                     COMMENT: 2021/XX/02: Approval indicates the index utilized by lender was 2.970%. The closest index available in the look back period is 3.060%.
                                                                                                                                                                                                                                                                                        *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV1
3843331540 XXX       XXX       XXX       2                                                                                                                                                                                                                                  2           *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2                                                                                                     *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the       B           B           Yes      Yes       Final HUD1 CA    10/XX/2006   Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                        *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2006 which is 0 months prior to consummation. A lookback was performed to determine this application date. - EV2                     amount of $XXX.
                                                                                                                                                                                                                                                                                        *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application    COMMENT: 2021/XX/02: Approval indicate the Index used was 4.34%. The closest Index available in our look-back period is 4.49%.
                                                                                                                                                                                                                                                                                        due to missing information. - EV2
3454509286 XXX       XXX       XXX       2                                                                                                                                                                                                                                  2           *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2                                                                                                     *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the       B           B           Yes      Yes       Final HUD1 CA    3/XX/2007    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                        *** (OPEN) Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Unable to determine if Notice of Right to Cancel was executed on the proper Model Form. The H-9 form was used instead of the H-8 form, however, the loan file does not contain evidence amount of $XXX.
                                                                                                                                                                                                                                                                                        that the refinance was by the original creditor. - EV2                                                                                                                                                                                                                                                COMMENT: 2021/XX/03: Approval indicates the index utilized by lender was 4.690%. The closest index available in the look back period was 4.750%
                                                                                                                                                                                                                                                                                        *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
3534414278 XXX       XXX       XXX       2                *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following                                                                                                                     2           *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2                                                                                                     *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the       B           B           Yes      Yes       Final HUD1 CA    6/XX/2007    Refinance     Primary     XXX        $XXX
                                                          clauses: - EV2                                                                                                                                                                                                                *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2                     amount of $XXX.
                                                                                                                                                                                                                                                                                        *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application    COMMENT: 2021/XX/02: Unable to determine cause of under disclosure due to missing itemization of amount financed.
                                                                                                                                                                                                                                                                                        due to missing information. - EV2
3242266442 XXX       XXX       XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                     2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 07/XX/2007 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                                                                 B           B           No       No        HELOC      NV    7/XX/2007    Refinance     UTD         XXX        $XXX
                                                          *** (OPEN) Missing Document: Missing Final 1003 - EV1                                                                                                                                                                         *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                                                                                                             Agreement
                                                                                                                                                                                                                                                                                        *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 07/XX/2007, prior to three (3) business days from transaction date of 07/XX/2007. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2
3412008854 XXX       XXX       XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV1                                                                                                                                                             2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 07/XX/2006 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                                                                 B           B           No       No        HELOC      FL    7/XX/2006    Refinance     UTD         XXX        $XXX
                                                                                                                                                                                                                                                                                        *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                                                                                                             Agreement
                                                                                                                                                                                                                                                                                        *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 07/XX/2006, prior to three (3) business days from transaction date of 07/XX/2006. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2
3686297636 XXX       XXX       XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                     2           *** (OPEN) California Primary Residence Late Charge Percent Testing: Unable to determine if late charge exceeds state maximum due to missing information. - EV2                                                                                                                                                                                                                                                                                                                         B           B           No       No        HELOC      CA    10/XX/2006   Refinance     UTD         XXX        $XXX
                                                          *** (OPEN) Missing Document: Missing Final 1003 - EV1                                                                                                                                                                         *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 10/XX/2006 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                                                                                                            Agreement
                                                                                                                                                                                                                                                                                        *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2
3046786927 XXX       XXX       XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                     *** (OPEN) Final Title Policy is missing. No evidence of title in file.                                         2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 12/XX/2007 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                                                                 B           B           No       Yes       HELOC      MD    12/XX/2007   Refinance     Investment  XXX        $XXX
                                                          *** (OPEN) Missing Document: Missing Final 1003 - EV1                                             COMMENT: 2021/XX/02: File does not contain either Preliminary or Final Title                                                *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                                                                                                             Agreement
                                                                                                                                                                                                                                                                                        *** (OPEN) Maryland Late Charge Grace Period Testing: Maryland Late Charge: Note grace period of 10 days is less than the state minimum of 15 days. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
3693868956 XXX       XXX       XXX       3                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                     3           *** (OPEN) Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. HELOC Fee Agreement also not in file or does not disclose fees, any applicable Federal, State or Local compliance                                                                                                                                                                                          D           D           No       No        Missing    MI    5/XX/2005    Refinance     UTD         XXX        $XXX
                                                          *** (OPEN) Missing Document: Missing Final 1003 - EV1                                                                                                                                                                         testing impacted by points and fees is unreliable. - EV3
                                                                                                                                                                                                                                                                                        *** (OPEN) Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 05/XX/2005 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2005 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2
3014610495 XXX       XXX       XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV1                                                                                                                                                             2           *** (OPEN) ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information. - EV2                                                                                                                                                                                                                                                                                                                        B           B           No       Yes       Final HUD1 NY    2/XX/2006    Purchase      Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                        *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
3644007876 XXX       XXX       XXX       1                                                                                                                                                                                                                                  1                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                   A           A           No       Yes       Final HUD1 FL    5/XX/2007    Purchase      Investment  XXX        $XXX
3721679907 XXX       XXX       XXX       2                                                                                                                                                                                                                                  2           *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2                                                                                                     *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the       B           B           No       Yes       Final HUD1 PA    2/XX/2007    Purchase      Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              amount of $XXX.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              COMMENT: 2021/XX/02: Unable to determine under disclosure due to missing Itemization of Amount Financed.
3144197612 XXX       XXX       XXX       1                                                                                                                                                                                                                                  1                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                   A           A           No       Yes       Final HUD1 SC    4/XX/2006    Refinance     Investment  XXX        $XXX
3189896445 XXX       XXX       XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV1                                                                                                                                                             2           *** (OPEN) (Doc Error) Initial GFE not provided - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                   B           B           No       Yes       Final HUD1 AL    12/XX/1999   Refinance     Primary     XXX        $XXX
3184986786 XXX       XXX       XXX       3                                                                                                                                                                                                                                  3           *** (OPEN) (State HPML Provision) North Carolina Rate Spread Home Loan (Ability to Repay Requirements Not Met): North Carolina Rate Spread Home Loan:  Borrower's ability to repay not verified with reliable documentation. - EV3                                                                                                                                                                                                                                                      C           C           Yes      Yes       Final HUD1 NC    4/XX/2008    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                        *** (OPEN) North Carolina Rate Spread Threshold Test Non-Compliant: North Carolina Rate Spread Home Loan: APR on subject loan of 8.95680% or Final Disclosure APR of 8.98500% is in excess of allowable threshold of US Treasury 4.5800% + 3%, or 7.58000% and Conventional Mortgage Rate 5.87000% +
                                                                                                                                                                                                                                                                                        1.75%, or 7.62000%.  Non-Compliant Rate Spread Home Loan. - EV3
                                                                                                                                                                                                                                                                                        *** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Unable to determine if Notice of Right to Cancel was executed on the proper Model Form. The H-9 form was used instead of the H-8 form, however, the loan file does not contain evidence that the refinance was by the original creditor. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2
3674365270 XXX       XXX       XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV1                                                                                                                                                             2           *** (OPEN) California Prepayment Penalty: California Prepayment Penalty: Maximum prepay  allowed is 6 months interest calculated on 80% of the original balance ($XXX).  Loan contracts for maximum calculated prepay of $XXX, which exceeds max allowable. Prepay may be impermissible depending on                                                                                                                                                                                    B           B           Yes      Yes       Final HUD1 CA    8/XX/2005    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                        the lender's license type.  Prepay language states prepay will not exceed maximum permitted by applicable law. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2
3327279252 XXX       XXX       XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV1                                                                                                                                                             2           *** (OPEN) Pennsylvania First Lien Late Charge Grace Period Testing: Note grace period less than minimum per state. - EV2                                                                                                                                                                             *** (OPEN) Pennsylvania First Lien Late Charge Grace Period Testing: Note grace period less than minimum per state.                                                               B           B           Yes      Yes       Final HUD1 PA    6/XX/2007    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              COMMENT: 2017/XX/16: Late charge not allowed per state (PA) - min grace period for PA is 15 days - note states 10 days.
3502458576 XXX       XXX       XXX       2        2       *** (OPEN) AUS/Guideline Findings: All conditions were not met - EV2                              *** (OPEN) AUS/Guideline Findings: All conditions were not met                                                  2           *** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing. - EV2                                                                  *** (OPEN) Check Restated Loan Designation Match - QM / ATR: Ability to Repay / Qualified Mortgage (Dodd-Frank 2014): The initial Loan Designation provided did not match,        B           B           Yes      No                   FL    5/XX/2017    Purchase      Primary     XXX        $XXX                  Temporary    Safe Harbor
                                                          *** (OPEN) Missing Document: Approval not provided - EV2                                          COMMENT: 2023/XX/26: AUS and approval not provided.                                                                         *** (OPEN) Check Restated Loan Designation Match - QM / ATR: Ability to Repay / Qualified Mortgage (Dodd-Frank 2014): The initial Loan Designation provided did not match, however, the updated Loan Designation of Safe Harbor QM matches the Due Diligence Loan Designation of Safe Harbor QM. -    however, the updated Loan Designation of Safe Harbor QM matches the Due Diligence Loan Designation of Safe Harbor QM.                                                                                                                                                                                                 SHQM         QM
                                                          *** (OPEN) Missing Document: AUS not provided - EV2                                                                                                                                                                           EV2                                                                                                                                                                                                                                                                                                   COMMENT: 2023/XX/16: Loan designation was restated by client.                                                                                                                                                                                                                                                         (GSE/Agency
                                                          *** (OPEN) Missing Document: Fraud Report not provided - EV2                                                                                                                                                                  *** (OPEN) ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/04/XX/2017) - EV2               *** (OPEN) TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business                                                                                                                                        Eligible)
                                                          *** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most                                                                                                                               *** (OPEN) RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List of Homeownership Counseling Organizations to borrower. - EV2                                                                             days prior to closing. (Initial/05/XX/2017)
                                                          recent FEMA disaster. - EV1                                                                                                                                                                                                   *** (OPEN) TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (Initial/05/XX/2017) - EV2                                                                      COMMENT: 2020/XX/15: Evidence of earlier borrower receipt was not found in file.
                                                                                                                                                                                                                                                                                        *** (OPEN) TRID non-compliant: Missing Seller's Closing Disclosure. - EV2                                                                                                                                                                                                                             *** (OPEN) TRID non-compliant: Missing Seller's Closing Disclosure.
                                                                                                                                                                                                                                                                                        *** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7200) - EV2 COMMENT: 2020/XX/15: Seller not provided
                                                                                                                                                                                                                                                                                        *** (CLEARED) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due Diligence Loan Designation of Safe Harbor QM. - EV1                                                                     *** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount
                                                                                                                                                                                                                                                                                        *** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV1                                                                                                                                                                                                                                      Points.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7200)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              COMMENT: 2020/XX/15: No cure or VCC provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              *** (CLEARED) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              Diligence Loan Designation of Safe Harbor QM.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              COMMENT: 2023/XX/16: Loan is missing AUS, approval and waterfalling to ATR/QM documentation requirements.
3764318492 XXX       XXX       XXX       3        3       *** (OPEN) Missing Document: Fraud Report not provided - EV3                                                                                                                                                      1                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                   A           A           Yes      No                   MN    9/XX/2017    Refinance     Primary     XXX        $XXX                  Temporary    Temporary
                                                          *** (OPEN) No evidence of fraud report in file: Credit Report: Original // Borrower: XXX - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            SHQM         SHQM
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    (GSE/Agency  (GSE/Agency
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Eligible)    Eligible)
3309108976 XXX       XXX       XXX       1        1       *** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most   *** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA     1                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                   A           A           No       No                   CA    7/XX/2017    Refinance     Investment  XXX        $XXX                  N/A          N/A
                                                          recent FEMA disaster. - EV1                                                                       disaster.
                                                                                                                                                            COMMENT: 2021/XX/03: The property is located in XXX, CA.  Provide a post-disaster inspection verifying there was no damage from XXX.  The inspection must include exterior photos and the property must be re-inspected on or after XX/XX/XXXX.
3555905250 XXX       XXX       XXX       3        3       *** (OPEN) Income Docs Missing:: Borrower: XXX - EV3                                              *** (OPEN) Income Docs Missing:: Borrower: XXX                                                                  2           *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2                                                                                                                                                                                                                                                                                       B           B           Yes      Yes       Final HUD1 NY    2/XX/2015    Refinance     Primary     XXX        $XXX                  Safe Harbor  Safe Harbor
                                                          *** (OPEN) Missing Document: Fraud Report not provided - EV3                                      COMMENT: 2020/XX/17: Missing 2013 W2 to verify 2 years income.                                                              *** (OPEN) New York Late Charge Percent Testing: New York Late Charge: Note late charge percent of 5.00000% exceeds the state maximum of 2%. - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                                                          QM           QM
                                                                                                                                                            *** (OPEN) Missing Document: Fraud Report not provided                                                                      *** (OPEN) RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges. - EV2
                                                                                                                                                            COMMENT: 2020/XX/17: Missing fraud report.                                                                                  *** (OPEN) RESPA (2010) - 0% Tolerance (Line 1203) With Cure: RESPA (2010): 0% tolerance violation for 1203 fee with evidence of cure provided on Final HUD-1 - EV2
3721262342 XXX       XXX       XXX       2        1       *** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most   *** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA     2           *** (OPEN) TRID Final Closing Disclosure Total Property Costs Year 1 - Pre October 2018 Test: TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Estimated Property Costs over Year 1 of $XXX on Final Closing Disclosure provided on 06/XX/2017 not accurate. (Final/06/XX/2017) - EV2   *** (OPEN) TRID Final Closing Disclosure Total Property Costs Year 1 - Pre October 2018 Test: TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Estimated Property   B           B           Yes      No                   CA    6/XX/2017    Refinance     Primary     XXX        $XXX                  Temporary    Temporary
                                                          recent FEMA disaster. - EV1                                                                       disaster.                                                                                                                                                                                                                                                                                                                                                                                                                         Costs over Year 1 of $XXX on Final Closing Disclosure provided on 06/XX/2017 not accurate. (Final/06/XX/2017)                                                                                                                                                                                                         SHQM         SHQM
                                                                                                                                                            COMMENT: 2021/XX/03: The property is located in XXX, CA.  Provide a post-disaster inspection verifying there                                                                                                                                                                                                                                                                                                                      COMMENT: 2021/XX/03: The final CD disclosed the Amount of Non-Escrowed Property Costs over Year 1 as $XXX on page 4; however the taxes and HOI are $XXX per year.  Provide a                                                                                                                                          (GSE/Agency  (GSE/Agency
                                                                                                                                                            was no damage from XXX.  The inspection must include exterior photos and the property must be re-inspected on                                                                                                                                                                                                                                                                                                                     post-close CD correcting the Escrow Account section and a copy of the letter of explanation letter sent to the borrower disclosing the changes made.                                                                                                                                                                  Eligible)    Eligible)
                                                                                                                                                            or after XX/XX/XXXX
2818721051 XXX       XXX       XXX       3        3       *** (OPEN) Credit Exception: - EV3                                                                *** (OPEN) Credit Exception:                                                                                    1                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                   A           A           No       No                   IL    1/XX/2017    Refinance     Investment  XXX        $XXX                  N/A          N/A
                                                          *** (OPEN) Missing Document: Fraud Report not provided - EV3                                      COMMENT: 2021/XX/02: The subject property address is incomplete throughout the file. Subject is a condo and all
                                                          *** (OPEN) No evidence of fraud report in file: Credit Report: Original // Borrower: XXX - EV3    references to the subject unit number have been omitted. There is a copy of the Note that has been altered correcting this but it is not initialed by the borrower. Provide evidence that; 1. The corrected Note was sent to the borrower. 2. Evidence the security instrument and all riders were corrected and re-recorded meeting jurisdictional requirements for doing so. 3. Provide a post-close CD to the borrower with corrections made, a letter of explanation to the borrower for the corrections made and evidence of delivery to the borrower.
3637434068 XXX       XXX       XXX       2                                                                                                                                                                                                                                  2           *** (OPEN) (Missing Data) Application Date: No evidence of application date located in file. Compliance tests were run using an application date of 2/XX/2007 which is 30 days prior to the note date. - EV2                                                                                          *** (OPEN) (Missing Data) Application Date: No evidence of application date located in file. Compliance tests were run using an application date of 2/XX/2007 which is 30 days    B           B           Yes      Yes       Final HUD1 IL    3/XX/2007    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              prior to the note date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              COMMENT: 2016/XX/07: Missing Initial 1003
3446439392 XXX       XXX       XXX       2                *** (OPEN) Amendatory Clause is missing.: Disclosure: FHA - Amendatory Clause (Government         *** (OPEN) MI Monthly Premium Amount documented in file does not match the Escrowed Mortgage Insurance Premium  2           *** (OPEN) (Doc Error) Initial GFE not provided - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                   B           B           Yes      Yes       Final HUD1 NJ    5/XX/2007    Purchase      Primary     XXX        $XXX
                                                          Documents) - EV3                                                                                  amount per month collected on the HUD.                                                                                      *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 05/XX/2007 used as disbursement date for compliance testing. - EV2
                                                          *** (OPEN) MI Monthly Premium Amount documented in file does not match the Escrowed Mortgage      COMMENT: 2018/XX/07: MCAW shows the monthly MI amount is $XXX, HUD has $XXX.                                                *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                          Insurance Premium amount per month collected on the HUD. - EV3                                                                                                                                                                *** (OPEN) FHA Case Number Assignment Date Missing: FHA Case # Assignment Date missing.  Creditor application date used as FHA case # assignment date for purposes of any applicable compliance testing. - EV2
                                                          *** (OPEN) Missing Document: FHA Case Number Assignment not provided - EV3                                                                                                                                                    *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for
                                                          *** (OPEN) Missing Document: FHA Mortgage Insurance Certificate not provided - EV3                                                                                                                                            testing was 11/XX/2006. - EV2
                                                          *** (OPEN) Missing Document: HUD/VA 92900-A not provided - EV3                                                                                                                                                                *** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
                                                          *** (OPEN) Non-Borrower-Paid Cash/Credit is missing. - EV3                                                                                                                                                                    *** (CLEARED) Missing details of FHA UFMIP (ie. financed vs cash portions).  Testing is incomplete. - EV1
                                                          *** (OPEN) Real Estate Certification is missing.: Disclosure: FHA - Real Estate Certification                                                                                                                                 *** (CLEARED) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV1
                                                          (Government Documents) - EV3                                                                                                                                                                                                  *** (CLEARED) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2007 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date
                                                          *** (OPEN) Missing Document: Missing Final 1003 - EV1                                                                                                                                                                         used for testing was 11/XX/2006.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV1
3021351678 XXX       XXX       XXX       2                                                                                                                                                                                                                                  2           *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2                                                                                                                                                                                                                                                                                                            B           B           Yes      Yes       Final HUD1 MI    7/XX/2006    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                        *** (OPEN) FNMA Points and Fees : FNMA Points and Fees on subject loan of 7.21259% is in excess of the allowable maximum of  5.00000% of the Original Loan Amount. FNMA Finance Charge total $XXX on a Original Loan Amount of $XXX vs. an allowable total of $XXX (an overage of $XXX or 2.21259%).
                                                                                                                                                                                                                                                                                        - EV2
3273722166 XXX       XXX       XXX       1                *** (OPEN) FEMA Disaster Issue: Property is located in a FEMA Disaster area and has not been                                                                                                                      1                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                   A           A           Yes      Yes       Final HUD1 NE    1/XX/2007    Refinance     Primary     XXX        $XXX
                                                          inspected. - EV3
                                                          *** (OPEN) Missing Document: Flood Certificate not provided - EV1
                                                          *** (OPEN) Missing Document: Missing Final 1003 - EV1
3140078085 XXX       XXX       XXX       2                                                                                                                                                                                                                                  2           *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2                                                                                                     *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the       B           B           Yes      Yes       Final HUD1 IL    10/XX/2006   Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              amount of $XXX.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              COMMENT: 2018/XX/21: Disclosed payment on Note of $XXX does not correspond with the loan amount, loan term, and interest rate on the loan.
3423075116 XXX       XXX       XXX       2                *** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most                                                                                                                   2           *** (OPEN) (Missing Data) Flood Hazard Zone: Federal Compliance - (Missing Data) Flood Hazard Zone: Special Flood Hazard Zone indicator was not provided. The applicable flood zone related testing cannot be performed. - EV2                                                                                                                                                                                                                                                          B           B           Yes      Yes       Final HUD1 FL    12/XX/2006   Refinance     Primary     XXX        $XXX
                                                          recent FEMA disaster. - EV1                                                                                                                                                                                                   *** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2
                                                          *** (OPEN) Missing Document: Flood Certificate not provided - EV1                                                                                                                                                             *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 12/XX/2006 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Unable to determine if Notice of Right to Cancel was executed on the proper Model Form. The H-9 form was used instead of the H-8 form, however, the loan file does not contain evidence that the refinance was by the original creditor. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 12/XX/2006, prior to three (3) business days from transaction date of 12/XX/2006. - EV2
3743174635 XXX       XXX       XXX       2                                                                                                                                                                                                                                  2           *** (OPEN) ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM. - EV2                                                                                                                                                                                                                                                  B           B           Yes      Yes       Final HUD1 FL    5/XX/2007    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                        *** (OPEN) FNMA Points and Fees : FNMA Points and Fees on subject loan of 6.17331% is in excess of the allowable maximum of the greater of 5.00000% of the Original Loan Amount and $XXX (2007). FNMA Finance Charge total $XXX on a Original Loan Amount of $XXX vs. an allowable total of $XXX and
                                                                                                                                                                                                                                                                                        $XXX (2007) (an overage of $XXX or 1.17331%). - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 03/XX/2007. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
2935320577 XXX       XXX       XXX       2                                                                                                                                                                                                                                  2           *** (OPEN) ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information. - EV2                                                                                                                                      *** (OPEN) Maryland Prepayment Penalty: Maryland Prepayment Penalty:  Loan contains an impermissible prepayment penalty of greater than 2 months interest calculated on 2/3 of    B           B           Yes      Yes       Final HUD1 MD    3/XX/2007    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                        *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2                                                                                                                          the original balance.
                                                                                                                                                                                                                                                                                        *** (OPEN) Maryland Prepayment Penalty: Maryland Prepayment Penalty:  Loan contains an impermissible prepayment penalty of greater than 2 months interest calculated on 2/3 of the original balance. - EV2                                                                                            COMMENT: 2019/XX/26: PPP Expired. Prepayment penalty of 6 mos interest after 20% allowance exceeds the limit of 2 mos interest after 33.33% allowance per state (MD). Lender is
                                                                                                                                                                                                                                                                                        *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for  XXX.
                                                                                                                                                                                                                                                                                        testing was 02/XX/2007. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
3052083878 XXX       XXX       XXX       2                                                                                                                                                                                                                                  2           *** (OPEN) (Doc Error) Initial GFE not provided - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                   B           B           Yes      Yes       Final HUD1 MD    7/XX/2007    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                        *** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 01/XX/2007. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV1
2755129981 XXX       XXX       XXX       2                *** (OPEN) Missing Document: Flood Certificate not provided - EV1                                                                                                                                                 2           *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2                                                                                                     *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the       B           B           Yes      Yes       Final HUD1 OH    7/XX/2004    Refinance     Primary     XXX        $XXX
                                                          *** (OPEN) Missing Document: Missing Final 1003 - EV1                                                                                                                                                                         *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2                     amount of $XXX.
                                                                                                                                                                                                                                                                                        *** (OPEN) Ohio Prepayment Penalty: Ohio Prepayment Penalty:  Loan contains an impermissible prepayment penalty; however Note or Prepay Addendum provides specific language that prepay will not exceed maximum permitted by applicable law. - EV2                                                    COMMENT: 2019/XX/13: Underdisclosure is due to a Recording Service Fee of $XXX not included in prepaid finance charges on Itemization of Amount Financed.
                                                                                                                                                                                                                                                                                        *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application    *** (OPEN) Ohio Prepayment Penalty: Ohio Prepayment Penalty:  Loan contains an impermissible prepayment penalty; however Note or Prepay Addendum provides specific language that
                                                                                                                                                                                                                                                                                        due to missing information. - EV2                                                                                                                                                                                                                                                                     prepay will not exceed maximum permitted by applicable law.
                                                                                                                                                                                                                                                                                        *** (OPEN) Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements - EV2                                                COMMENT: 2019/XX/11: PPP expired.  Prepayment Penalty amount of 3%, 2%, and 1% of original balance respectively for 36 months exceeds the maximum of 1% of original balance per state of OH.  Lender is XXX.
2894732174 XXX       XXX       XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV1                                                                                                                                                             2           *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2                                                                                                     *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the       B           B           Yes      Yes       Final HUD1 FL    1/XX/2008    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                        *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2008 which is 0 months prior to consummation. A lookback was performed to determine this application date. - EV2                     amount of $XXX.
                                                                                                                                                                                                                                                                                        *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application    COMMENT: 2019/XX/27: TIL itemization did not disclose a processing fee of $XXX as prepaid finance charge; TIL Itemization disclosed Escrow Waiver fee in the amount of $XXX and
                                                                                                                                                                                                                                                                                        due to missing information. - EV2                                                                                                                                                                                                                                                                     final HUD reflects $XXX.
3739172216 XXX       XXX       XXX       2                *** (OPEN) Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report                                                                                                                    2           *** (OPEN) (Doc Error) Initial GFE not provided - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                   B           B           Yes      Yes       Final HUD1 SC    3/XX/1997    Refinance     Primary     XXX        $XXX
                                                          Date: <empty> - EV3                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/1997 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                          *** (OPEN) Missing Document: Credit Report not provided - EV3                                                                                                                                                                 *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                          *** (OPEN) Missing Document: Missing Final 1003 - EV1                                                                                                                                                                         *** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
3750652710 XXX       XXX       XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV1                                                                                                                                                             2           *** (CURED) (TX50(a)(6)) Texas Cash-out Loan  (Evidence of Guaranty Surety): Texas Constitution Section 50(a)(6):  Texas Cash-out Loan.   Evidence of Guaranty or Surety of a TX Home Equity loan in file. - EV2                                                                                                                                                                                                                                                                        B           B           Yes      Yes       Final HUD1 TX    9/XX/2007    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                        *** (OPEN) (TX50(a)(6)) Texas Cash-out Loan  (Points and Fees Exceeds 3% of Original Principal Balance): Texas Constitution Section 50(a)(6): Points and fees on subject loan of 4.30525% is in excess of the allowable maximum of 3.0000% of the Original Principal Loan Amount.  Points and Fees
                                                                                                                                                                                                                                                                                        total $XXX on an Original Principal Loan Amount of $XXX vs. an allowable total of $XXX (an overage of $XXX or 1.30525%.) - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained): Texas Constitution Section 50(a)(6): Acceptable FNMA title insurance endorsements not obtained for home equity loan.  Although the loan file contains the T-42 Endorsement, there is no evidence the Title Policy includes the Texas T-42.1 endorsement. (The loan is a Texas Section 50 (a)(6) home equity loan.) - EV2
3574850431 XXX       XXX       XXX       2                                                                                                                                                                                                                                  2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2                                                                                                                                                                                                       B           B           No       Yes       Final HUD1 CA    12/XX/2005   Purchase      Investment  XXX        $XXX
2893509294 XXX       XXX       XXX       2                                                                                                                                                                                                                                  2           *** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2                                                                                                                                                                                                                                                                                                                                                               B           B           No       Yes       Final HUD1 TN    9/XX/2006    Purchase      Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                        *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
2997907770 XXX       XXX       XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV1                                                                                                                                                             2           *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2                                                                                                     *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the       B           B           Yes      Yes       Final HUD1 ID    10/XX/1999   Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                        *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/1999 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2                     amount of $XXX.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              COMMENT: 2020/XX/17: TIL itemization did not include a Settlement fee of $XXX Title Courier fee of $XXX or prepaid interest of $XXX in the prepaid amount financed.
3486713607 XXX       XXX       XXX       1                                                                                                                                                                                                                                  1                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                   A           A           Yes      Yes       Final HUD1 NY    7/XX/2007    Refinance     Primary     XXX        $XXX
3200355180 XXX       XXX       XXX       2                                                                                                                                                                                                                                  2           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2                                                                                                                                                                                               B           B           Yes      Yes       Final HUD1 VA    3/XX/2008    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                        *** (OPEN) Virginia Tangible Net Benefit Test: Virginia Mortgage Lender and Broker Act:  Unable to determine if mortgage loan was refinanced within the past twelve (12) months without a tangible net benefit to the borrower due to missing prior loan information. - EV2
3038879102 XXX       XXX       XXX       1                                                                                                                                                                                                                                  1                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                   A           A           No       Yes       Final HUD1 PA    12/XX/2007   Purchase      Primary     XXX        $XXX
2890729124 XXX       XXX       XXX       1                                                                                                                                                                                                                                  1                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                   A           A           Yes      Yes       Final HUD1 NC    6/XX/2007    Purchase      Primary     XXX        $XXX
2913354822 XXX       XXX       XXX       2                                                                                                                                                                                                                                  2           *** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2                                                                                                                                                         *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the       B           B           Yes      Yes       Final HUD1 CA    4/XX/2005    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                        *** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2                                                                                                                                               amount of $XXX.
                                                                                                                                                                                                                                                                                        *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2                                                                                                     COMMENT: 2018/XX/05: Closing Instructions reflect Index value of 2.171%.  Closest in the look back period is 2.3467%.
                                                                                                                                                                                                                                                                                        *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 02/XX/2005. - EV2
3759640177 XXX       XXX       XXX       2                *** (OPEN) Title: Evidence of title is missing - EV3                                                                                                                                                              2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 08/XX/2007 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                                                                 B           B           Yes      No        HELOC      KS    8/XX/2007    Refinance     Primary     XXX        $XXX
                                                          *** (OPEN) Missing Document: Missing Final 1003 - EV1                                                                                                                                                                         *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                                                                                                             Agreement
                                                                                                                                                                                                                                                                                        *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 02/XX/2007. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
2759958291 XXX       XXX       XXX       2                                                                                                                                                                                                                                  2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2                                                                                                                                                                                                       B           B           No       Yes       Final HUD1 FL    5/XX/2005    Purchase      Primary     XXX        $XXX
3174015391 XXX       XXX       XXX       2                *** (OPEN) Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report                                                                                                                    2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2                                                                                                                                                                                                       B           B           Yes      Yes       Final HUD1 VA    3/XX/2008    Refinance     Primary     XXX        $XXX
                                                          Date: 02/XX/2008 - EV3                                                                                                                                                                                                        *** (OPEN) Virginia Tangible Net Benefit Test: Virginia Mortgage Lender and Broker Act:  Unable to determine if mortgage loan was refinanced within the past twelve (12) months without a tangible net benefit to the borrower due to missing prior loan information. - EV2
2929818783 XXX       XXX       XXX       2                                                                                                                                                                                                                                  2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2                                                                                                                                                                                                       B           B           Yes      Yes       Final HUD1 MO    7/XX/2004    Refinance     Primary     XXX        $XXX
3791442975 XXX       XXX       XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV1                                                                                                                                                             2           *** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi (Circuit 2, 5, 7, 8, 9, 10 or DC): Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. (H-8 Form was used and property is in the 2 nd, 5 th, 7 th, 8 th, 9 th,                                                                                                                                                                                     B           B           Yes      Yes       Final HUD1 CA    6/XX/2003    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                        10 th, or District of Columbia) - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) California APLS Broker Compensation: Lender paid yield spread premiums (YSP) were not included in the California APLS points and fees. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
2764129375 XXX       XXX       XXX       2                *** (OPEN) Missing Document: Appraisal not provided - EV3                                                                                                                                                         2           *** (OPEN) (Doc Error) TIL Error: Borrower signature not dated. - EV2                                                                                                                                                                                                                                                                                                                                                                                                                   B           B           No       Yes       Final HUD1 SC    6/XX/2003    Purchase      Primary     XXX        $XXX
                                                          *** (OPEN) Missing Document: Missing Final 1003 - EV1                                                                                                                                                                         *** (OPEN) (Doc Error) TIL Error: Final TIL not signed by all required parties - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates. - EV2
2983520965 XXX       XXX       XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV1                                                                                                                                                             2           *** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2                                                                                                                                                                                                                                                                                                                                                                                                                           B           B           No       Yes       Final HUD1 AL    4/XX/2003    Purchase      Primary     XXX        $XXX
3524120937 XXX       XXX       XXX       2                *** (OPEN) Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report    *** (OPEN) Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: 03/XX/2013 2           *** (OPEN) RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges. - EV2                                                                                                                                                                                                                                           B           B           Yes      Yes       Final HUD1 CA    3/XX/2013    Refinance     Primary     XXX        $XXX
                                                          Date: 03/XX/2013 - EV3                                                                            COMMENT: 2021/XX/05: Per AUS in file. Loan did require a 1004MC                                                             *** (OPEN) RESPA (2010) -  Existence of Escrow Account on Final GFE Inaccurate: RESPA (2010): Existence of escrow account disclosed on Final GFE does not match actual terms. - EV2
                                                          *** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV1                                                                                                                                          *** (OPEN) RESPA (2010) -  Existence of Escrow Account on Final HUD-1 Inaccurate: RESPA (2010): Existence of escrow account disclosed on Final HUD-1 does not match actual terms. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) SAFE Act - NMLS Info Not in File: Secure and Fair Enforcement for Mortgage Licensing Act: NMLSR information not present on loan application. - EV2
2792704514 XXX       XXX       XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV1                                                                                                                                                             2           *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2                                                                                                     *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the       B           B           Yes      Yes       Final HUD1 LA    3/XX/2008    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                        *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2                     amount of $XXX.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              COMMENT: 2020/XX/29: Fees are under disclosed and fees match the HUD.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Itemization not provided.  Unable to determine under disclosure due to missing Itemization of Amount Financed.
2869159209 XXX       XXX       XXX       2                                                                                                                                                                                                                                  2           *** (OPEN) (Doc Error) TIL Error: Final TIL not signed by all required parties - EV2                                                                                                                                                                                                                  *** (OPEN) (Doc Error) TIL Error: Final TIL not signed by all required parties                                                                                                    B           B           No       Yes       Final HUD1 IL    5/XX/2007    Purchase      Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                        *** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2                                                                                                                                           COMMENT: 2020/XX/11: TIL appears to be final but not signed nor initialed by borrower.
                                                                                                                                                                                                                                                                                        *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2007 which is 0 months prior to consummation. A lookback was performed to determine this application date. - EV2                     *** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
                                                                                                                                                                                                                                                                                        *** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2                                                                                         COMMENT: 2020/XX/12: TIL in file indicated to be final, expected funding date same as disbursement and/or note date but is not signed or dated by borrower so cannot confirm that borrower received.
3162954542 XXX       XXX       XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV1                                                                                                                                                             2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2                                                                                                                                                                                                       B           B           Yes      Yes       Final HUD1 IL    7/XX/2007    Refinance     Primary     XXX        $XXX
                                                          *** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV1
2905468306 XXX       XXX       XXX       2                *** (OPEN) Missing Document: Credit Report not provided - EV3                                                                                                                                                     2           *** (OPEN) (Doc Error) Initial GFE not provided - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                   B           B           Yes      Yes       Final HUD1 WA    6/XX/2007    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                        *** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
2776389442 XXX       XXX       XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV1                                                                                                                                                             2           *** (OPEN) (Doc Error) TIL Error: Final TIL not signed by all required parties - EV2                                                                                                                                                                                                                  *** (OPEN) (Doc Error) TIL Error: Final TIL not signed by all required parties                                                                                                    B           B           Yes      Yes       Final HUD1 WA    5/XX/2007    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                        *** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2                                                                                                                                           COMMENT: 2020/XX/12: TIL appears to be final but not signed nor initialed by borrower.
                                                                                                                                                                                                                                                                                        *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2                     *** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
                                                                                                                                                                                                                                                                                        *** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2                                                                                         COMMENT: 2020/XX/12: TIL in file indicated to be final, expected funding date same as disbursement and/or note date but is not signed or dated by borrower so cannot confirm that
                                                                                                                                                                                                                                                                                        *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: Unable to test Affiliated Business Disclosure due to missing information. - EV2                                                                                                                                     borrower received.
                                                                                                                                                                                                                                                                                        *** (OPEN) Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 05/XX/2007, prior to three (3) business days from transaction date of 05/XX/2007. - EV2
3220554422 XXX       XXX       XXX       2                                                                                                                                                                                                                                  2           *** (OPEN) Michigan Consumer Caution and Home Ownership Counseling Notice Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2                                                                                                                                                                                                                                                                              B           B           Yes      Yes       Final HUD1 MI    3/XX/2007    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                        *** (OPEN) Michigan Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided Timely): Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Michigan Consumer Mortgage Protection Act (Counseling Agencies List): Michigan Consumer Mortgage Protection Act:  List of HUD-approved credit counseling agencies not provided to borrower. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
3605851455 XXX       XXX       XXX       2                *** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV1                                                                                                                              2           *** (OPEN) ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2                                                                                                                                                                                                                                                                                                               B           B           Yes      Yes       Final HUD1 TN    8/XX/2006    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                        *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV1
3747628129 XXX       XXX       XXX       2                                                                                                                                                                                                                                  2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2                                                                                                                                                                                                       B           B           Yes      Yes       Final HUD1 CA    4/XX/2006    Purchase      Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                        *** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
2942019970 XXX       XXX       XXX       2                                                                                                                                                                                                                                  2           *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2                                                                                                     *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the       B           B           Yes      Yes       Final HUD1 TX    12/XX/2005   Purchase      Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                        *** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2                                                                                         amount of $XXX.
                                                                                                                                                                                                                                                                                        *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2             COMMENT: 2020/XX/18: The TIL itemization  disclosed the settlement fee of $XXX while the HUD indicated $XXX as prepaid finance charges.
3478794688 XXX       XXX       XXX       2                                                                                                                                                                                                                                  2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2                                                                                                                                                                                                       B           B           Yes      Yes       Final HUD1 CT    11/XX/2005   Purchase      Primary     XXX        $XXX
3751576136 XXX       XXX       XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV1                                                                                                                                                             2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2                                                                                                                                                                                                       B           B           No       Yes       Final HUD1 NV    9/XX/2005    Purchase      Second Home XXX        $XXX
3047241346 XXX       XXX       XXX       3                                                                                                                                                                                                                                  3           *** (OPEN) Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1:  HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing. - EV3                                                                                        *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the       D           D           No       Yes       HUD1, not  OH    11/XX/2004   Purchase      Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                        *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2                                                                                                     amount of $XXX.                                                                                                                                                                                                              signed or
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              COMMENT: 2020/XX/07: Fees are under disclosed $XXX and fees match the HUD.  Payment streams match.  Itemization provided.  No PPFCs paid by borrower.  Error on Final TIL.                                                   stamped
3028360940 XXX       XXX       XXX       2                *** (OPEN) Missing Document: Appraisal not provided - EV3                                                                                                                                                         2           *** (OPEN) (Doc Error) Initial GFE not provided - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                   B           B           No       Yes       Final HUD1 FL    1/XX/2004    Purchase      Primary     XXX        $XXX
                                                          *** (OPEN) Missing Document: Missing Final 1003 - EV1                                                                                                                                                                         *** (OPEN) ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
3022417237 XXX       XXX       XXX       2                *** (OPEN) Missing Document: Credit Report not provided - EV3                                                                                                                                                     2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2002 which is 0 months prior to consummation. A lookback was performed to determine this application date. - EV2                                                                                                                                                                                                       B           B           Yes      Yes       Final HUD1 KY    8/XX/2002    Refinance     Primary     XXX        $XXX
                                                          *** (OPEN) Missing Document: Missing Final 1003 - EV1                                                                                                                                                                         *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
3469211156 XXX       XXX       XXX       2                                                                                                                                                                                                                                  2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2                                                                                                                                                                                                       B           B           Yes      Yes       Final HUD1 MA    8/XX/2002    Refinance     Primary     XXX        $XXX
3560616116 XXX       XXX       XXX       2                *** (OPEN) Missing Document: Appraisal not provided - EV3                                                                                                                                                         2           *** (OPEN) (Doc Error) Initial GFE not provided - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                   B           B           Yes      Yes       Final HUD1 NC    5/XX/1996    Refinance     Primary     XXX        $XXX
                                                          *** (OPEN) Missing Document: Credit Report not provided - EV3                                                                                                                                                                 *** (OPEN) ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2
                                                          *** (OPEN) Missing Document: Missing Final 1003 - EV1                                                                                                                                                                         *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/1996 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) North Carolina First Lien Late Charge Percent Testing: North Carolina Late Charge: Note late charge percent of 5.00000% exceeds the state maximum of 4%. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
2855552543 XXX       XXX       XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV1                                                                                                                                                             2           *** (OPEN) ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2                                                                                                                                                                                                                                                                                                                                                    B           B           Yes      Yes       Final HUD1 FL    3/XX/2006    Refinance     Primary     XXX        $XXX
                                                          *** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV1                                                                                                                                          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 03/XX/2006 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 09/XX/2005. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 03/XX/2006, prior to three (3) business days from transaction date of 03/XX/2006. - EV2
3294884376 XXX       XXX       XXX       2                                                                                                                                                                                                                                  2           *** (OPEN) SAFE Act - NMLS Info Not in File: Secure and Fair Enforcement for Mortgage Licensing Act: NMLSR information not present on loan application. - EV2                                                                                                                                                                                                                                                                                                                           B           B           Yes      Yes       Final HUD1 IL    2/XX/2014    Refinance     Primary     XXX        $XXX
3794955977 XXX       XXX       XXX       2                *** (OPEN) Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report                                                                                                                    2           *** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing. - EV2                                                                                                                                                                                                                                                    B           B           Yes      Yes       Final HUD1 AL    11/XX/2013   Refinance     Primary     XXX        $XXX
                                                          Date: <empty> - EV3                                                                                                                                                                                                           *** (OPEN) RESPA (2010) - 0% Tolerance (Line 1203) With Cure: RESPA (2010): 0% tolerance violation for 1203 fee with evidence of cure provided on Final HUD-1 - EV2
                                                          *** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV1                                                                                                                                          *** (OPEN) RESPA (2010) - 0% Tolerance (Line 802) Without Cure: RESPA (2010): 0% tolerance violation for 802 fee without evidence of sufficient cure provided. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) TIL-MDIA 3-day Waiting Period - Corrected TIL for APR Inaccuracy Received Less than 3 Business Days from Consummation: Truth in Lending Act (Early TIL Disclosure):  Corrected TIL for APR inaccuracy was not received by the borrower at least three (3) business days prior to closing.
                                                                                                                                                                                                                                                                                        - EV2
3313456255 XXX       XXX       XXX       2                *** (OPEN) Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report                                                                                                                    2           *** (OPEN) Michigan Consumer Caution and Home Ownership Counseling Notice Not Provided: Michigan Consumer Mortgage Protection Act:  Consumer Caution and Home Ownership Counseling Notice not provided to borrower. - EV2                                                                                                                                                                                                                                                               B           B           Yes      Yes       Final HUD1 MI    11/XX/2013   Refinance     Primary     XXX        $XXX
                                                          Date: 10/XX/2013 - EV3                                                                                                                                                                                                        *** (OPEN) RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) SAFE Act - NMLS Info Not in File: Secure and Fair Enforcement for Mortgage Licensing Act: NMLSR information not present on loan application. - EV2
3164203841 XXX       XXX       XXX       2                                                                                                                                                                                                                                  2           *** (OPEN) (Doc Error) GFE Error: There is no evidence that the interest rate was locked prior to closing - EV2                                                                                                                                                                                                                                                                                                                                                                         B           B           Yes      Yes       Final HUD1 DC    9/XX/2012    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                        *** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing. - EV2
3530435144 XXX       XXX       XXX       2                                                                                                                                                                                                                                  2           *** (OPEN) (Doc Error) GFE Error: There is no evidence that the interest rate was locked prior to closing - EV2                                                                                                                                                                                                                                                                                                                                                                         B           B           Yes      Yes       Final HUD1 MA    3/XX/2011    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                        *** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) RESPA (2010) -  Interest Rate on GFE Inaccurate: RESPA (2010): Interest Rate on GFE does not match Note. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) RESPA (2010) - 0% Tolerance (Line 802) Without Cure: RESPA (2010): 0% tolerance violation for 802 fee without evidence of sufficient cure provided. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) RESPA (2010) - GFE column on HUD Comparison Chart Inaccurate: RESPA (2010) - GFE column on page 3 of Final HUD-1 does not match most recently disclosed GFE. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement to applicant within three (3) business days of application. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) SAFE Act - Individual LO NMLS license status not approved: Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator not in approved license status to conduct loan origination activities. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) SAFE Act - LO Company not licensed at time of application: Unable to test LO company NMLS license due to missing information. - EV2
3009273682 XXX       XXX       XXX       2                *** (OPEN) Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report                                                                                                                    2           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2                                                                                                                                                                                               B           B           Yes      Yes       Final HUD1 VA    1/XX/2010    Refinance     Primary     XXX        $XXX
                                                          Date: <empty> - EV3
2997561804 XXX       XXX       XXX       2                *** (OPEN) Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report                                                                                                                    2           *** (OPEN) Colorado Consumer Credit Code (First Lien Refinance Notice Not Provided): Colorado Consumer Credit Code: Borrower not provided First Lien Refinance Notice. - EV2                                                                                                                                                                                                                                                                                                            B           B           Yes      Yes       Final HUD1 CO    11/XX/2009   Refinance     Primary     XXX        $XXX
                                                          Date: 11/XX/2009 - EV3                                                                                                                                                                                                        *** (OPEN) Colorado MLO Licensing Act - NMLS ID not on 1003: Colorado Mortgage Loan Originator Licensing Act: Loan originator NMLS identifier is not clearly displayed on loan application. - EV2
                                                          *** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV1                                                                                                                                          *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2
3187356731 XXX       XXX       XXX       2                *** (OPEN) Missing Document: Appraisal not provided - EV3                                                                                                                                                         2           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                                                                  B           B           Yes      Yes       Final HUD1 KY    10/XX/2009   Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                        *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2
2921082012 XXX       XXX       XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV1                                                                                                                                                             2           *** (OPEN) Colorado Home Loan (Ability to Repay not Verified): Colorado Home Loan (HB1322):  File does not contain evidence that broker performed an analysis of borrower's ability to repay based on verified income, obligations, assets, and/or employment. - EV2                                                                                                                                                                                                                    B           B           Yes      Yes       Final HUD1 CO    3/XX/2009    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                        *** (OPEN) Colorado Home Loan (Tangible Net Benefit Disclosure Not Provided): Colorado Home Loan (HB1322):  Loan file does not contain a Tangible Net Benefit Disclosure (or similar document). - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2009 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
2790700710 XXX       XXX       XXX       3                                                                                                                                                                                                                                  3           *** (OPEN) Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1:  HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing. - EV3                                                                                        *** (OPEN) (Doc Error) TIL Error: Final TIL not signed by all required parties                                                                                                    D           D           No       Yes       HUD1, not  DC    1/XX/2009    Purchase      Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                        *** (OPEN) (Doc Error) TIL Error: Final TIL not signed by all required parties - EV2                                                                                                                                                                                                                  COMMENT: 2021/XX/22: TIL appears to be final but not signed nor initialed by borrower.                                                                                                                                       signed or
                                                                                                                                                                                                                                                                                        *** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2                                                                                                                                                                             *** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.                                                                        stamped
                                                                                                                                                                                                                                                                                        *** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2                                                                                                                                           COMMENT: 2021/XX/22: TIL in file indicated to be final, expected funding date same as disbursement and/or note date
                                                                                                                                                                                                                                                                                        *** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2                                                                                         but is not signed or dated by borrower so cannot confirm that borrower received.
3027076585 XXX       XXX       XXX       1                                                                                                                                                                                                                                  1                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                   A           A           Yes      Yes       Final HUD1 GA    2/XX/2009    Refinance     Primary     XXX        $XXX
2817098959 XXX       XXX       XXX       2                                                                                                                                                                                                                                  2           *** (OPEN) (Doc Error) TIL Error: Final TIL not signed by all required parties - EV2                                                                                                                                                                                                                  *** (OPEN) (Doc Error) TIL Error: Final TIL not signed by all required parties                                                                                                    B           B           Yes      Yes       Final HUD1 VA    10/XX/2008   Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                        *** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2                                                                                                                                                                             COMMENT: 2021/XX/19: TIL appears to be final but not signed nor initialed by borrower.
                                                                                                                                                                                                                                                                                        *** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2                                                                                                                                           *** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
                                                                                                                                                                                                                                                                                        *** (OPEN) Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements. - EV2                                                                                                                             COMMENT: 2021/XX/19: TIL in file indicated to be final, expected funding date same as disbursement and/or note date but is not signed or dated by borrower so cannot confirm that borrower received.
3187514104 XXX       XXX       XXX       2                *** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV1                                                                                                                              2           *** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi (Circuit 2, 5, 7, 8, 9, 10 or DC): Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. (H-8 Form was used and property is in the 2 nd, 5 th, 7 th, 8 th, 9 th,                                                                                                                                                                                     B           B           Yes      Yes       Final HUD1 IN    5/XX/2008    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                        10 th, or District of Columbia) - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
3163203685 XXX       XXX       XXX       2                                                                                                                                                                                                                                  2           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2                                                                                                                                                                                               B           B           Yes      Yes       Final HUD1 FL    5/XX/2008    Refinance     Primary     XXX        $XXX
3743350907 XXX       XXX       XXX       2                                                                                                                                                                                                                                  2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2                                                                                                                                                                                                       B           B           Yes      Yes       Final HUD1 NY    5/XX/2008    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                        *** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV1
2937915517 XXX       XXX       XXX       2                *** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV1                                                                                                                              2           *** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2                                                                                                                                                                                                                                                                           B           B           Yes      Yes       Final HUD1 GA    12/XX/2007   Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                        *** (OPEN) Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements - EV2
3553321390 XXX       XXX       XXX       2                                                                                                                                                                                                                                  2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2                                                                                                                                                                                                       B           B           Yes      Yes       Final HUD1 FL    12/XX/2007   Refinance     Primary     XXX        $XXX
3375880509 XXX       XXX       XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV1                                                                                                                                                             2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2                                                                                                                                                                                                       B           B           Yes      Yes       Final HUD1 NJ    12/XX/2007   Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                        *** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV1
3033064047 XXX       XXX       XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV1                                                                                                                                                             2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2                                                                                                                                                                                                       B           B           Yes      Yes       Final HUD1 AL    8/XX/2007    Refinance     Primary     XXX        $XXX
2958445149 XXX       XXX       XXX       2                                                                                                                                                                                                                                  2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2                                                                                                                                                                                                       B           B           Yes      Yes       Final HUD1 OH    8/XX/2007    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                        *** (OPEN) Ohio Consumer Sales Practices Act (Acknowledgement of Receipt of Home Mortgage Loan Information Document Not Retained by Lender): Ohio Consumer Sales Practices Act: Acknowledgement of Receipt of Home Mortgage Loan Information Document not retained by lender. - EV2
3059727424 XXX       XXX       XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV1                                                                                                                                                             2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2                                                                                                                                                                                                       B           B           Yes      Yes       Final HUD1 IL    5/XX/2007    Refinance     Primary     XXX        $XXX
2951116503 XXX       XXX       XXX       2                                                                                                                                                                                                                                  2           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2                                                                                                                                                                                               B           B           Yes      Yes       Final HUD1 IL    5/XX/2007    Refinance     Primary     XXX        $XXX
3676769973 XXX       XXX       XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV1                                                                                                                                                             2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2                                                                                                                                                                                                       B           B           Yes      Yes       Final HUD1 AZ    5/XX/2007    Refinance     Primary     XXX        $XXX
3004778453 XXX       XXX       XXX       1                                                                                                                                                                                                                                  1                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                   A           A           Yes      Yes       Final HUD1 PA    4/XX/2007    Refinance     Primary     XXX        $XXX
3656931292 XXX       XXX       XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV1                                                                                                                                                             2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2                                                                                                                                                                                                       B           B           Yes      Yes       Final HUD1 TX    4/XX/2007    Refinance     Primary     XXX        $XXX
3201367355 XXX       XXX       XXX       2                *** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV1                                                                                                                              2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2007 which is 0 months prior to consummation. A lookback was performed to determine this application date. - EV2                                                                                                                                                                                                       B           B           Yes      Yes       Final HUD1 IL    3/XX/2007    Refinance     Primary     XXX        $XXX
3413582086 XXX       XXX       XXX       2                                                                                                                                                                                                                                  2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2                                                                                                                                                                                                       B           B           No       Yes       Final HUD1 AK    3/XX/2007    Purchase      Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                        *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
3601236650 XXX       XXX       XXX       2                                                                                                                                                                                                                                  2           *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2                                                                                                     *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the       B           B           No       Yes       Final HUD1 MD    3/XX/2007    Purchase      Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                        *** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2                                                                                                                                           amount of $XXX.
                                                                                                                                                                                                                                                                                        *** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2                                                                                         COMMENT: 2021/XX/01: Under disclosure is due to the lender's TIL reflecting MI being in force for 61 months, however based on the loan amount and appraised value the MI would
                                                                                                                                                                                                                                                                                        *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2             drop off after 87 months.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              *** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              COMMENT: 2021/XX/01: TIL in file indicated to be final, expected funding date same as disbursement and/or note date but is not signed or dated by borrower so cannot confirm that borrower received.
3562767332 XXX       XXX       XXX       1                                                                                                                                                                                                                                  1                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                   A           A           Yes      Yes       Final HUD1 NY    3/XX/2007    Refinance     Primary     XXX        $XXX
3580013390 XXX       XXX       XXX       2                                                                                                                                                                                                                                  2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2                                                                                                                                                                                                       B           B           Yes      Yes       Final HUD1 IL    2/XX/2007    Purchase      Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                        *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
3036428102 XXX       XXX       XXX       2                                                                                                                                                                                                                                  2           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2                                                                                                                                                                                               B           B           Yes      Yes       Final HUD1 CA    2/XX/2007    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                        *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 01/XX/2007, prior to three (3) business days from transaction date of 01/XX/2007. - EV2
3208422829 XXX       XXX       XXX       2                                                                                                                                                                                                                                  2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2                                                                                                                                                                                                       B           B           Yes      Yes       Final HUD1 AZ    1/XX/2007    Refinance     Primary     XXX        $XXX
3229319788 XXX       XXX       XXX       3                                                                                                                                                                                                                                  3           *** (OPEN) Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1:  HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing. - EV3                                                                                                                                                                                                                                                                          D           D           No       Yes       HUD1, not  MD    12/XX/2006   Purchase      Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           signed or
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           stamped
2854580883 XXX       XXX       XXX       1                                                                                                                                                                                                                                  1                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                   A           A           Yes      Yes       Final HUD1 CA    11/XX/2006   Refinance     Primary     XXX        $XXX
3594283456 XXX       XXX       XXX       2                                                                                                                                                                                                                                  2           *** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2                                                                                                                                                                                                                                                                                                                                                               B           B           Yes      Yes       Final HUD1 OH    10/XX/2006   Refinance     Primary     XXX        $XXX
3601329334 XXX       XXX       XXX       2                                                                                                                                                                                                                                  2           *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2                                                                                                     *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the       B           B           Yes      Yes       Final HUD1 MD    10/XX/2006   Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              amount of $XXX.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              COMMENT: 2021/XX/08: TIL itemization did not disclose the $XXX tax cert fee, $XXX title courier fee, or the additional $XXX ditech fee as prepaid finance charges.
2996572955 XXX       XXX       XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV1                                                                                                                                                             2           *** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2                                                                                                                                                                                                                                                                                                                                                               B           B           No       Yes       Final HUD1 OH    10/XX/2006   Purchase      Primary     XXX        $XXX
                                                          *** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV1                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2006 which is 0 months prior to consummation. A lookback was performed to determine this application date. - EV2
2825720930 XXX       XXX       XXX       2                                                                                                                                                                                                                                  2           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2                                                                                                                                                                                               B           B           Yes      Yes       Final HUD1 GA    10/XX/2006   Refinance     Primary     XXX        $XXX
2892144598 XXX       XXX       XXX       3                                                                                                                                                                                                                                  3           *** (OPEN) Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1:  HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing. - EV3                                                                                        *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the       D           D           Yes      Yes       HUD1, not  GA    10/XX/2006   Purchase      Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                        *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2                                                                                                     amount of $XXX.                                                                                                                                                                                                              signed or
                                                                                                                                                                                                                                                                                        *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2                     COMMENT: 2021/XX/08: Lender's Final TIL shows MI in force for 160 months and the audited field has MI in force for 240 months and a fall off after 78%.                                                                      stamped
3500732734 XXX       XXX       XXX       2                *** (OPEN) Missing Document: Appraisal not provided - EV3                                                                                                                                                         2           *** (OPEN) (Doc Error) Initial GFE not provided - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                   B           B           No       Yes       Final HUD1 SC    9/XX/2006    Purchase      Second Home XXX        $XXX
                                                          *** (OPEN) Missing Document: Credit Report not provided - EV3                                                                                                                                                                 *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                          *** (OPEN) Missing Document: Missing Final 1003 - EV1                                                                                                                                                                         *** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
3412291433 XXX       XXX       XXX       2                                                                                                                                                                                                                                  2           *** (OPEN) ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2                                                                                                                                                                                                                                                                                                               B           B           Yes      Yes       Final HUD1 CA    9/XX/2006    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                        *** (OPEN) CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application. - EV2
3573584806 XXX       XXX       XXX       2                                                                                                                                                                                                                                  2           *** (OPEN) (Doc Error) Initial GFE not provided - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                   B           B           Yes      Yes       Final HUD1 FL    8/XX/2006    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                        *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
3150107321 XXX       XXX       XXX       2                                                                                                                                                                                                                                  2           *** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2                                                                                                                                                                                                                                                                                                                                                               B           B           Yes      Yes       Final HUD1 IL    8/XX/2006    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                        *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2
3234905598 XXX       XXX       XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV1                                                                                                                                                             2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2                                                                                                                                                                                                       B           B           No       Yes       Final HUD1 PA    8/XX/2006    Purchase      Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                        *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
3621159861 XXX       XXX       XXX       1                                                                                                                                                                                                                                  1                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                   A           A           No       Yes       Final HUD1 TX    7/XX/2006    Purchase      Primary     XXX        $XXX
2808427517 XXX       XXX       XXX       1                                                                                                                                                                                                                                  1                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                   A           A           Yes      Yes       Final HUD1 MA    6/XX/2006    Refinance     Primary     XXX        $XXX
3830648177 XXX       XXX       XXX       1                                                                                                                                                                                                                                  1                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                   A           A           Yes      Yes       Final HUD1 NY    5/XX/2006    Refinance     Primary     XXX        $XXX
3598334383 XXX       XXX       XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV1                                                                                                                                                             2           *** (OPEN) ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2                                                                                                                                                                                                                                                                                                               B           B           Yes      Yes       Final HUD1 NJ    5/XX/2006    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                        *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings. - EV2
3081683903 XXX       XXX       XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV1                                                                                                                                                             2           *** (OPEN) (Doc Error) TIL Error: Borrower signature not dated. - EV2                                                                                                                                                                                                                                                                                                                                                                                                                   B           B           Yes      Yes       Final HUD1 GA    5/XX/2006    Purchase      Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                        *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
2863704556 XXX       XXX       XXX       3                *** (OPEN) Missing Document: Missing Final 1003 - EV1                                                                                                                                                             3           *** (OPEN) Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1:  HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing. - EV3                                                                                                                                                                                                                                                                          D           D           Yes      Yes       HUD1, not  FL    3/XX/2006    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                        *** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2                                                                                                                                                                                                                                                                                                                                                                                                          signed or
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           stamped
3107648070 XXX       XXX       XXX       2                                                                                                                                                                                                                                  2           *** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2                                                                                                                                                                                                                                                                                                                                                               B           B           Yes      Yes       Final HUD1 KY    3/XX/2006    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                        *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
3030259527 XXX       XXX       XXX       2                *** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV1                                                                                                                              2           *** (OPEN) (Doc Error) Initial GFE not provided - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                   B           B           No       Yes       Final HUD1 NH    3/XX/2006    Purchase      Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                        *** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
3675981596 XXX       XXX       XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV1                                                                                                                                                             2           *** (OPEN) (Doc Error) TIL Error: Final TIL not signed by all required parties - EV2                                                                                                                                                                                                                  *** (OPEN) (Doc Error) TIL Error: Final TIL not signed by all required parties                                                                                                    B           B           Yes      Yes       Final HUD1 CA    3/XX/2006    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                        *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2                                                                                                                          COMMENT: 2021/XX/04: TIL appears to be final but not signed nor initialed by borrower.
                                                                                                                                                                                                                                                                                        *** (OPEN) Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates. - EV2                                                                                                                                                                   *** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
                                                                                                                                                                                                                                                                                        *** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2                                                                                                                                           COMMENT: 2021/XX/04: TIL in file indicated to be final, expected funding date same as disbursement and/or note date
                                                                                                                                                                                                                                                                                        *** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2                                                                                         but is not signed or dated by borrower so cannot confirm that borrower received.
                                                                                                                                                                                                                                                                                        *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act:  Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s). - EV2
3006477658 XXX       XXX       XXX       2                                                                                                                                                                                                                                  2           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2                                                                                                                                                                                               B           B           Yes      Yes       Final HUD1 FL    2/XX/2006    Refinance     Primary     XXX        $XXX
3735661754 XXX       XXX       XXX       2                *** (OPEN) Missing Document: Appraisal not provided - EV3                                                                                                                                                         2           *** (OPEN) (Doc Error) Initial GFE not provided - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                   B           B           Yes      Yes       Final HUD1 NY    11/XX/2005   Refinance     Primary     XXX        $XXX
                                                          *** (OPEN) Missing Document: Credit Report not provided - EV3                                                                                                                                                                 *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
3255666098 XXX       XXX       XXX       2                                                                                                                                                                                                                                  2           *** (OPEN) (Doc Error) TIL Error: Final TIL not signed by all required parties - EV2                                                                                                                                                                                                                  *** (OPEN) (Doc Error) TIL Error: Final TIL not signed by all required parties                                                                                                    B           B           Yes      Yes       Final HUD1 MA    12/XX/2005   Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                        *** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2                                                                                                                                                                             COMMENT: 2021/XX/28: TIL appears to be final but not signed nor initialed by borrower.
                                                                                                                                                                                                                                                                                        *** (OPEN) Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates. - EV2                                                                                                                                                                   *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the
                                                                                                                                                                                                                                                                                        *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2                                                                                                     amount of $XXX.
                                                                                                                                                                                                *** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2                                                                                                                                           COMMENT: 2021/XX/28: Unable to determine under disclosure due to missing itemization of amount financed.
                                                                                                                                                                                                                                                                                        *** (OPEN) Massachusetts Home Loan - Borrower's Interest Tangible Net Benefit Worksheet Not in File: Massachusetts Home Loan: No evidence in loan file of document or worksheet indicating how the lender determined that the home loan is in the borrower's interest. - EV2                          *** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
                                                                                                                                                                                                                                                                                        *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2                                                                                                                                                                                 COMMENT: 2021/XX/28: TIL in file indicated to be final, expected funding date same as disbursement and/or note date
                                                                                                                                                                                                                                                                                        *** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2                                                                                         but is not signed or dated by borrower so cannot confirm that borrower received.
3488087229 XXX       XXX       XXX       2                                                                                                                                                                                                                                  2           *** (OPEN) (Doc Error) Initial GFE not provided - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                   B           B           No       Yes       Final HUD1 MN    10/XX/2005   Purchase      Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                        *** (OPEN) ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
3043594908 XXX       XXX       XXX       2                                                                                                                                                                                                                                  2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2                                                                                                                                                                                                       B           B           Yes      Yes       Final HUD1 NJ    10/XX/2005   Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                        *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower. - EV2
3121122088 XXX       XXX       XXX       2                *** (OPEN) Missing Document: Purchase Agreement / Sales Contract not provided - EV3                                                                                                                               2           *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2                                                                                                     *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the       B           B           No       Yes       Final HUD1 AL    9/XX/2005    Purchase      Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              amount of $XXX.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              COMMENT: 2021/XX/23: TIL itemization did not disclose $XXX settlement fee as prepaid finance charge.
3575790375 XXX       XXX       XXX       2                                                                                                                                                                                                                                  2           *** (OPEN) (Doc Error) Initial GFE not provided - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                   B           B           No       Yes       Final HUD1 TX    10/XX/2005   Purchase      Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                        *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
3577406905 XXX       XXX       XXX       2                                                                                                                                                                                                                                  2           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2                                                                                                                                                                                               B           B           Yes      Yes       Final HUD1 NY    9/XX/2005    Refinance     Primary     XXX        $XXX
3385058466 XXX       XXX       XXX       3                *** (OPEN) Missing Document: Missing Final 1003 - EV1                                                                                                                                                             3           *** (OPEN) Missing Final HUD-1:  Title Co. Closing Statement Used For Fee Testing: Missing Final HUD-1: Title Company Closing Statement used for any applicable Federal, State or Local compliance testing. - EV3                                                                                                                                                                                                                                                                       D           D           Yes      Yes       Title Co.  CA    9/XX/2005    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                        *** (OPEN) (Doc Error) Initial GFE not provided - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                                                              Closing
                                                                                                                                                                                                                                                                                        *** (OPEN) (Doc Error) TIL Error: Borrower signature not dated. - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                                              Statement
                                                                                                                                                                                                                                                                                        *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements. - EV2
3704495069 XXX       XXX       XXX       1                *** (OPEN) Valuation Error: APN Number not provided.: Valuation Type: Appraisal / Valuation                                                                                                                       1                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                   A           A           No       Yes       Final HUD1 IL    8/XX/2005    Purchase      Primary     XXX        $XXX
                                                          Report Date: 07/XX/2005 - EV2
3306931095 XXX       XXX       XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV1                                                                                                                                                             2           *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2                                                                                                     *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the       B           B           Yes      Yes       Final HUD1 MD    8/XX/2005    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                        *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2                     amount of $XXX.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              COMMENT: 2021/XX/03: TIL Itemization did not disclose Email Fee of $XXX, Title Courier Fee of $XXX, or Wire Fee of $XXX as Prepaid Finance Charges.
3477885670 XXX       XXX       XXX       2                                                                                                                                                                                                                                  2           *** (OPEN) ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2                                                                                                                                                                                                                                                                                                               B           B           No       Yes       Final HUD1 MD    8/XX/2005    Purchase      Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                        *** (OPEN) CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2
3365856656 XXX       XXX       XXX       3                *** (OPEN) Missing Document: Credit Report not provided - EV3                                                                                                                                                     3           *** (OPEN) Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1:  HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing. - EV3                                                                                                                                                                                                                                                                          D           D           No       Yes       HUD1, not  WA    6/XX/2005    Purchase      Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                        *** (OPEN) (Doc Error) Initial GFE not provided - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                                                              signed or
                                                                                                                                                                                                                                                                                        *** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2                                                                                                                                                                                                                                                                                                                                                                                                          stamped
                                                                                                                                                                                                                                                                                        *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
3006380024 XXX       XXX       XXX       2                                                                                                                                                                                                                                  2           *** (OPEN) ARM Disclosure Compliant Test: TIL variable rate disclosure: ARM loan program disclosure does not match terms of loan. - EV2                                                                                                                                                                                                                                                                                                                                                 B           B           No       Yes       Final HUD1 ME    6/XX/2005    Purchase      Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                        *** (OPEN) ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2
3809137085 XXX       XXX       XXX       1                                                                                                                                                                                                                                  1                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                   A           A           Yes      Yes       Final HUD1 IL    6/XX/2005    Refinance     Primary     XXX        $XXX
3187653445 XXX       XXX       XXX       1                *** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV1                                                                                                                              1                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                   A           A           No       Yes       Final HUD1 MI    3/XX/2005    Purchase      Primary     XXX        $XXX
3494831264 XXX       XXX       XXX       2                                                                                                                                                                                                                                  2           *** (OPEN) ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2                                                                                                                                                                                                                                                                                                                                                    B           B           No       Yes       Final HUD1 FL    3/XX/2005    Purchase      Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                        *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2
3399024433 XXX       XXX       XXX       2                *** (OPEN) Missing Document: Appraisal not provided - EV3                                                                                                                                                         2           *** (OPEN) (Doc Error) Initial GFE not provided - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                   B           B           Yes      Yes       Final HUD1 CO    1/XX/2005    Refinance     Primary     XXX        $XXX
                                                          *** (OPEN) Missing Document: Missing Final 1003 - EV1                                                                                                                                                                         *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
3137840187 XXX       XXX       XXX       2                                                                                                                                                                                                                                  2           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2                                                                                                                                                                                               B           B           Yes      Yes       Final HUD1 NY    9/XX/2004    Purchase      Primary     XXX        $XXX
3736123017 XXX       XXX       XXX       3                                                                                                                                                                                                                                  3           *** (OPEN) Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1:  HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing. - EV3                                                                                                                                                                                                                                                                          D           D           Yes      Yes       HUD1, not  IN    10/XX/2004   Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           signed or
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           stamped
3029598014 XXX       XXX       XXX       2                                                                                                                                                                                                                                  2           *** (OPEN) ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information. - EV2                                                                                                                                      *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the       B           B           No       Yes       Final HUD1 IL    8/XX/2004    Purchase      Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                        *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2                                                                                                                          amount of $XXX.
                                                                                                                                                                                                                                                                                        *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2                                                                                                     COMMENT: 2021/XX/17: It appears a lower Index was used at origination than the 2.2488% Index available within the look-back period.
                                                                                                                                                                                                                                                                                        *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) TIL APR Tolerance Irregular Transaction: Truth In Lending Act: Final TIL APR of 4.27000% is underdisclosed from calculated APR of 4.64045% outside of 0.250% tolerance. - EV2
3731647067 XXX       XXX       XXX       2                                                                                                                                                                                                                                  2           *** (OPEN) ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM. - EV2                                                                                                                                                                                                                                                  B           B           Yes      Yes       Final HUD1 MA    7/XX/2004    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                        *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2004 which is 0 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
3163977442 XXX       XXX       XXX       2                                                                                                                                                                                                                                  2           *** (OPEN) (Doc Error) TIL Error: Borrower signature not dated. - EV2                                                                                                                                                                                                                                 *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the       B           B           No       Yes       Final HUD1 NV    6/XX/2004    Purchase      Second Home XXX        $XXX
                                                                                                                                                                                                                                                                                        *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2                                                                                                     amount of $XXX.
                                                                                                                                                                                                                                                                                        *** (OPEN) TIL APR Tolerance Irregular Transaction: Truth In Lending Act: Final TIL APR of 4.84900% is underdisclosed from calculated APR of 5.29226% outside of 0.250% tolerance. - EV2                                                                                                              COMMENT: 2021/XX/16: The Lender's TIL reflects MI dropping off after 68 months, however, the audited TIL indicates MI should drop off after 115 months.
2956000975 XXX       XXX       XXX       1                                                                                                                                                                                                                                  1                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                   A           A           No       Yes       Final HUD1 NV    4/XX/2004    Purchase      Second Home XXX        $XXX
3390602289 XXX       XXX       XXX       2                *** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV1                                                                                                                              2           *** (OPEN) (Doc Error) Initial GFE not provided - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                   B           B           Yes      Yes       Final HUD1 GA    3/XX/2004    Purchase      Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                        *** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
3396695997 XXX       XXX       XXX       2                *** (OPEN) Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report                                                                                                                    2           *** (OPEN) ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2                                                                                                                                                                                                                                                                                                               B           B           Yes      Yes       Final HUD1 SC    3/XX/2004    Refinance     Primary     XXX        $XXX
                                                          Date: 02/XX/2004 - EV3                                                                                                                                                                                                        *** (OPEN) CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Unable to determine if Notice of Right to Cancel was executed on the proper Model Form. The H-9 form was used instead of the H-8 form, however, the loan file does not contain evidence that the refinance was by the original creditor. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) South Carolina Home Loan (Complaint Agency Disclosure Not Provided): South Carolina Home Loan: Borrower not provided with a document specifying the agency designated to receive complaints or inquiries about the origination and making of the loan. - EV2
3457020071 XXX       XXX       XXX       1                *** (OPEN) Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report                                                                                                                    1                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                   A           A           Yes      Yes       Final HUD1 NC    11/XX/2003   Refinance     Primary     XXX        $XXX
                                                          Date: <empty> - EV3
                                                          *** (OPEN) Missing Document: Credit Report not provided - EV3
3617186698 XXX       XXX       XXX       2                *** (OPEN) Missing Document: Appraisal not provided - EV3                                                                                                                                                         2           *** (OPEN) (Doc Error) Initial GFE not provided - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                   B           B           Yes      Yes       Final HUD1 MI    10/XX/2003   Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                        *** (OPEN) ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Michigan Consumer Caution and Home Ownership Counseling Notice Not Provided: Michigan Consumer Mortgage Protection Act:  Consumer Caution and Home Ownership Counseling Notice not provided to borrower. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Michigan Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided): Michigan Consumer Mortgage Protection Act:  Borrower Bill of Rights disclosure not provided to borrower. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Michigan Consumer Mortgage Protection Act (Counseling Agencies List): Michigan Consumer Mortgage Protection Act:  List of HUD-approved credit counseling agencies not provided to borrower. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
3271775237 XXX       XXX       XXX       1                *** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV1                                                                                                                              1                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                   A           A           No       Yes       Final HUD1 PA    10/XX/2003   Purchase      Primary     XXX        $XXX
3059067423 XXX       XXX       XXX       2                                                                                                                                                                                                                                  2           *** (OPEN) TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form                                                                                                                                                                                      B           B           Yes      Yes       Final HUD1 NY    10/XX/2003   Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                        should have been used. - EV2
3211451259 XXX       XXX       XXX       2                                                                                                                                                                                                                                  2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2                                                                                                                                                                                                       B           B           Yes      Yes       Final HUD1 TX    9/XX/2003    Purchase      Primary     XXX        $XXX
3622595005 XXX       XXX       XXX       2                                                                                                                                                                                                                                  2           *** (OPEN) North Carolina First Lien Late Charge Percent Testing: North Carolina Late Charge: Note late charge percent of 5.00000% exceeds the state maximum of 4%. - EV2                                                                                                                                                                                                                                                                                                               B           B           Yes      Yes       Final HUD1 NC    7/XX/2003    Purchase      Primary     XXX        $XXX
2835449923 XXX       XXX       XXX       2                                                                                                                                                                                                                                  2           *** (OPEN) Michigan Consumer Caution and Home Ownership Counseling Notice Not Provided: Michigan Consumer Mortgage Protection Act:  Consumer Caution and Home Ownership Counseling Notice not provided to borrower. - EV2                                                                                                                                                                                                                                                               B           B           Yes      Yes       Final HUD1 MI    4/XX/2003    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                        *** (OPEN) Michigan Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided): Michigan Consumer Mortgage Protection Act:  Borrower Bill of Rights disclosure not provided to borrower. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Michigan Consumer Mortgage Protection Act (Counseling Agencies List): Michigan Consumer Mortgage Protection Act:  List of HUD-approved credit counseling agencies not provided to borrower. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
2834612020 XXX       XXX       XXX       3                *** (OPEN) Missing Document: Appraisal not provided - EV3                                                                                                                                                         3           *** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3                                                                                                                                                                                                                                                                          D           D           Yes      No        Missing    IL    2/XX/2003    Refinance     Primary     XXX        $XXX
                                                          *** (OPEN) Missing Document: Credit Report not provided - EV3                                                                                                                                                                 *** (OPEN) (Doc Error) Initial GFE not provided - EV2
                                                          *** (OPEN) Missing Document: Missing Final 1003 - EV1                                                                                                                                                                         *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 02/XX/2003 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2003 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
3200312125 XXX       XXX       XXX       2                                                                                                                                                                                                                                  2           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2                                                                                                                                                                                               B           B           Yes      Yes       Final HUD1 MI    12/XX/2002   Refinance     Primary     XXX        $XXX
2893848652 XXX       XXX       XXX       2                *** (OPEN) Missing Document: Credit Report not provided - EV3                                                                                                                                                     2           *** (OPEN) (Doc Error) Initial GFE not provided - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                   B           B           Yes      Yes       Final HUD1 IL    9/XX/2001    Purchase      Primary     XXX        $XXX
                                                          *** (OPEN) Missing Document: Missing Final 1003 - EV1                                                                                                                                                                         *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2001 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                          *** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV1                                                                                                                                          *** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
3087697118 XXX       XXX       XXX       3                *** (OPEN) Missing Document: Appraisal not provided - EV3                                                                                                                                                         3           *** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3                                                                                                                                                                                                                                                                          D           D           Yes      No        Missing    KY    2/XX/2001    Refinance     Primary     XXX        $XXX
                                                          *** (OPEN) Missing Document: Missing Final 1003 - EV1                                                                                                                                                                         *** (OPEN) (Doc Error) Initial GFE not provided - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 02/XX/2001 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2001 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
3206338874 XXX       XXX       XXX       3                *** (OPEN) Missing Document: Appraisal not provided - EV3                                                                                                                                                         3           *** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3                                                                                                                                                                                                                                                                          D           D           No       No        Missing    SC    9/XX/1998    Purchase      Primary     XXX        $XXX
                                                          *** (OPEN) Missing Document: Credit Report not provided - EV3                                                                                                                                                                 *** (OPEN) (Doc Error) Initial GFE not provided - EV2
                                                          *** (OPEN) Missing Document: Missing Final 1003 - EV1                                                                                                                                                                         *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 09/XX/1998 used as disbursement date for compliance testing. - EV2
                                                          *** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV1                                                                                                                                          *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/1998 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
2951622788 XXX       XXX       XXX       3        3       *** (OPEN) Missing Document: Fraud Report not provided - EV3                                                                                                                                                      1                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                   A           A           Yes      No                   IL    8/XX/2016    Refinance     Primary     XXX        $XXX                  Temporary    Temporary
                                                          *** (OPEN) No evidence of fraud report in file: Credit Report: Original // Borrower: XXX - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            SHQM         SHQM
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    (GSE/Agency  (GSE/Agency
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Eligible)    Eligible)
3025987976 XXX       XXX       XXX       3        3       *** (OPEN) Missing Document: Fraud Report not provided - EV3                                      *** (OPEN) Missing Document: Fraud Report not provided                                                          1                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                   A           A           Yes      No                   VA    2/XX/2016    Refinance     Primary     XXX        $XXX                  Temporary    Temporary
                                                          *** (OPEN) No evidence of fraud report in file: Credit Report: Original // Borrower: XXX - EV3    COMMENT: 2020/XX/22: Fraud Report is missing from subject file.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         SHQM         SHQM
                                                                                                                                                            *** (OPEN) No evidence of fraud report in file: Credit Report: Original // Borrower: XXX                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                (GSE/Agency  (GSE/Agency
                                                                                                                                                            COMMENT: 2020/XX/22: Fraud Report is missing from subject file.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Eligible)    Eligible)
3675376833 XXX       XXX       XXX       3        3       *** (OPEN) Missing Document: AUS not provided - EV3                                               *** (OPEN) Missing Document: AUS not provided                                                                   2           *** (OPEN) (Doc Error) Initial GFE not provided - EV2                                                                                                                                                                                                                                                 *** (OPEN) RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA Servicing Disclosure Rule: Creditor did not      B           B           Yes      Yes       Final HUD1 CT    1/XX/2015    Refinance     Primary     XXX        $XXX                  Temporary    Temporary
                                                          *** (OPEN) Employment Error: Employment years in field not provided.: Borrower: XXX // Employment COMMENT: 2020/XX/30: Please provide the Full AUS for submission #6 dated 1/XX/2015 2:06 PM. Doc in file is the              *** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing. - EV2                                                                  provide Servicing Disclosure Statement to applicant within three (3) business days of application.                                                                                                                                                                                                                    SHQM         SHQM
                                                          Type: Employment / Income Type: Wages / Start Date: 05/XX/2012 - EV2                              AUS Summary results.                                                                                                        *** (OPEN) ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Not Provided Timely: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide "Right to Receive a Copy" appraisal disclosure disclosure to applicant within three (3) business days of application or determination COMMENT: 2020/XX/30: Disclosure provided at closing.                                                                                                                                                                                                                                                                  (GSE/Agency  (GSE/Agency
                                                                                                                                                                                                                                                                                        of first lien status. - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 Eligible)    Eligible)
                                                                                                                                                                                                                                                                                        *** (OPEN) Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) RESPA (2010) - Written Service Provider List Missing: RESPA (2010):  Borrower not provided with list of service providers. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) RESPA -  Initial GFE Missing: RESPA: Initial GFE not provided to Borrower(s). - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List of Homeownership Counseling Organizations to borrower. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement to applicant within three (3) business days of application. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) TIL-MDIA - Initial TIL Missing: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not provided to the borrower. - EV2
3856128703 XXX       XXX       XXX       3        3       *** (OPEN) Employment was not verified within 10 days of the note date.: Borrower: XXX //                                                                                                                         1                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                   A           A           Yes      Yes       Final HUD1 AL    8/XX/2014    Refinance     Primary     XXX        $XXX                  Temporary    Temporary
                                                          Employment Type: Employment / Income Type: Wages / Start Date: 06/XX/2005 - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           SHQM         SHQM
                                                          *** (OPEN) FEMA Disaster Issue: Property is located in a FEMA Disaster area and has not been                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              (GSE/Agency  (GSE/Agency
                                                          inspected. - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          Eligible)    Eligible)
                                                          *** (OPEN) Missing Document: Fraud Report not provided - EV3
3469035319 XXX       XXX       XXX       3        3       *** (OPEN) Available for Closing is insufficient to cover Cash From Borrower. - EV3               *** (OPEN) Available for Closing is insufficient to cover Cash From Borrower.                                   1                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                   A           A           Yes      No                   NJ    1/XX/2017    Refinance     Primary     XXX        $XXX                  Temporary    Temporary
                                                                                                                                                            COMMENT: 2021/XX/02: Invoices for POC items not provided.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               SHQM         SHQM
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    (GSE/Agency  (GSE/Agency
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Eligible)    Eligible)
3439533203 XXX       XXX       XXX       3        3       *** (OPEN) Missing Document: Fraud Report not provided - EV3                                                                                                                                                      2           *** (OPEN) (Doc Error) GFE Error: Interest rate available through date not provided.: GFE Date: 08/XX/2015 - EV2                                                                                                                                                                                                                                                                                                                                                                        B           B           Yes      Yes       Final HUD1 OH    9/XX/2015    Purchase      Primary     XXX        $XXX                  Temporary    Temporary
                                                                                                                                                                                                                                                                                        *** (OPEN) ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Missing: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide "Right to Receive a Copy" appraisal disclosure to consumer. - EV2                                                                                                                                                                                                                                                                                                                                                                                                       SHQM         SHQM
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    (GSE/Agency  (GSE/Agency
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Eligible)    Eligible)
3036302850 XXX       XXX       XXX       1        1       *** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most   *** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA     1                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                   A           A           Yes      Yes       Final HUD1 NC    11/XX/2014   Refinance     Primary     XXX        $XXX                  Temporary    Temporary
                                                          recent FEMA disaster. - EV1                                                                       disaster.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               SHQM         SHQM
                                                                                                                                                            COMMENT: 2021/XX/16: Property Inspection Required.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      (GSE/Agency  (GSE/Agency
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Eligible)    Eligible)
3818082989 XXX       XXX       XXX       3        3       *** (OPEN) Missing Document: Fraud Report not provided - EV3                                                                                                                                                      2           *** (OPEN) RESPA (2010) - 0% Tolerance (Line 1203) With Cure: RESPA (2010): 0% tolerance violation for 1203 fee with evidence of cure provided on Final HUD-1 - EV2                                                                                                                                                                                                                                                                                                                     B           B           Yes      Yes       Final HUD1 MD    6/XX/2014    Refinance     Primary     XXX        $XXX                  Temporary    Temporary
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    SHQM         SHQM
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    (GSE/Agency  (GSE/Agency
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Eligible)    Eligible)
3368290890 XXX       XXX       XXX       1                *** (OPEN) Missing Document: Missing Final 1003 - EV1                                                                                                                                                             1                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                   A           A           Yes      Yes       Final HUD1 GA    10/XX/2007   Refinance     Primary     XXX        $XXX
3570590176 XXX       XXX       XXX       1                                                                                                                                                                                                                                  1                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                   A           A           No       Yes       Final HUD1 WI    1/XX/2005    Purchase      Primary     XXX        $XXX
3586128658 XXX       XXX       XXX       2                                                                                                                                                                                                                                  2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2                                                                                                                                                                                                       B           B           Yes      Yes       Final HUD1 TX    11/XX/2004   Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                        *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
2945025429 XXX       XXX       XXX       1                                                                                                                                                                                                                                  1                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                   A           A           No       Yes       Final HUD1 NJ    2/XX/2007    Refinance     Investment  XXX        $XXX
2949970520 XXX       XXX       XXX       3                                                                                                                                                                                                                                  3           *** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3                                                                                                                                                                                                                                                                          D           D           Yes      No        Missing    CA    4/XX/2008    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                        *** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 04/XX/2008 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2008 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used
                                                                                                                                                                                                                                                                                        for testing was 03/XX/2008.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2
3032002393 XXX       XXX       XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV1                                                                                                                                                             2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for                                                                                                                                                                                    B           B           Yes      Yes       Final HUD1 CA    12/XX/2006   Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                        testing was 06/XX/2006. - EV2
3370160194 XXX       XXX       XXX       2                                                                                                                                                                                                                                  2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2                                                                                                                                                                                                       B           B           Yes      Yes       Final HUD1 IN    2/XX/2003    Refinance     Primary     XXX        $XXX
3462981800 XXX       XXX       XXX       2                                                                                                                                                                                                                                  2           *** (OPEN) Michigan Consumer Caution and Home Ownership Counseling Notice Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2                                                                                                                                                                                                                                                                              B           B           Yes      Yes       Final HUD1 MI    8/XX/2005    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                        *** (OPEN) Michigan Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided Timely): Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Michigan Consumer Mortgage Protection Act (Counseling Agencies List): Michigan Consumer Mortgage Protection Act:  List of HUD-approved credit counseling agencies not provided to borrower. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
3041857849 XXX       XXX       XXX       2                *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following                                                                                                                     2           *** (OPEN) California Prepayment Penalty: California Prepayment Penalty: Maximum prepay  allowed is 6 months interest calculated on 80% of the original balance ($XXX).  Loan contracts for maximum calculated prepay of $XXX, which exceeds max allowable. Prepay may be impermissible depending on                                                                                                                                                                                    B           B           Yes      Yes       Final HUD1 CA    8/XX/2006    Refinance     Primary     XXX        $XXX
                                                          clauses: - EV2                                                                                                                                                                                                                the lender's license type. - EV2
                                                          *** (OPEN) Missing Document: Missing Final 1003 - EV1                                                                                                                                                                         *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 08/XX/2006, prior to three (3) business days from transaction date of 08/XX/2006. - EV2
3839262842 XXX       XXX       XXX       2                *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following                                                                                                                     2           *** (OPEN) Connecticut Prepayment Penalty Test: Connecticut Prepayment Penalty: A prepayment penalty is not permissible under the Mortgage Lenders, Correspondent Lenders, Brokers and Loan Originators Act. - EV2                                                                                                                                                                                                                                                                      B           B           Yes      Yes       Final HUD1 CT    2/XX/2004    Refinance     Primary     XXX        $XXX
                                                          clauses: - EV2                                                                                                                                                                                                                *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 02/XX/2004 used as disbursement date for compliance testing. - EV2
                                                          *** (OPEN) Missing Document: Missing Final 1003 - EV1                                                                                                                                                                         *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 02/XX/2004, prior to three (3) business days from transaction date of 02/XX/2004. - EV2
3184254888 XXX       XXX       XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV1                                                                                                                                                             2           *** (OPEN) ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM. - EV2                                                                                                                                                                                                                                                  B           B           Yes      Yes       Final HUD1 WI    6/XX/2007    Purchase      Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                        *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Wisconsin Late Charge Amount Testing First Lien: Wisconsin Late Charge: Note late charge percent of 6.00000% exceeds the state maximum of 5%. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Wisconsin Late Charge Grace Period Testing > $XXX: Wisconsin Late Charge: Note grace period of 10 days is less than the state minimum of 15 days. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV1
3775704824 XXX       XXX       XXX       2                                                                                                                                                                                                                                  2           *** (OPEN) ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2                                                                                                                                                                                                                                                                                                               B           B           No       Yes       Final HUD1 CA    3/XX/2006    Purchase      Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                        *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2
3037941057 XXX       XXX       XXX       1                                                                                                                                                                                                                                  1                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                   A           A           Yes      Yes       Final HUD1 WI    3/XX/2007    Refinance     Primary     XXX        $XXX
2954995465 XXX       XXX       XXX       2                *** (OPEN) Missing Document: Credit Report not provided - EV3                                                                                                                                                     2           *** (OPEN) (Doc Error) TIL Error: Final TIL not signed by all required parties - EV2                                                                                                                                                                                                                  *** (OPEN) (Doc Error) TIL Error: Final TIL not signed by all required parties                                                                                                    B           B           Yes      Yes       Final HUD1 CA    6/XX/2006    Refinance     Primary     XXX        $XXX
                                                          *** (OPEN) Missing Document: Missing Final 1003 - EV1                                                                                                                                                                         *** (OPEN) Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates. - EV2                                                                                                                                                                   COMMENT: 2020/XX/03: TIL appears to be final but not signed nor initialed by borrower.
                                                                                                                                                                                                                                                                                        *** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2                                                                                                                                           *** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
                                                                                                                                                                                                                                                                                        *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2                     COMMENT: 2020/XX/03: TIL in file indicated to be final, expected funding date same as disbursement and/or note date but is not signed or dated by borrower so cannot confirm that
                                                                                                                                                                                                                                                                                        *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2                                                                                                                                                                                 borrower received.
                                                                                                                                                                                                                                                                                        *** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
2912417269 XXX       XXX       XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV1                                                                                                                                                             2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2                                                                                                                                                                                                       B           B           No       Yes       Final HUD1 PA    7/XX/2003    Purchase      Primary     XXX        $XXX
2812963522 XXX       XXX       XXX       2                *** (OPEN) Missing Document: Appraisal not provided - EV3                                                                                                                                                         2           *** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing. - EV2                                                                  *** (OPEN) RESPA  -  Initial Escrow Account Statement Not Provided Timely: RESPA: Initial escrow account statement was not provided to the borrower within 45 calendar days of    B           B           Yes      Yes       Final HUD1 NV    5/XX/2013    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                        *** (OPEN) Nevada Home Loan (Ability to Repay not Verified): Nevada Home Loan:  File does not contain evidence that analysis of borrower's ability to repay was performed based on verified income, obligations, assets, and/or employment. - EV2                                                     closing.
                                                                                                                                                                                                                                                                                        *** (OPEN) Nevada Home Loan (Property Insurance Exceeds Replacement Value): Nevada Home Loan: Property insurance exceeds the replacement value of the property. - EV2                                                                                                                                 COMMENT: 2021/XX/05: Escrow account statement provided 45 days after calendar days of closing.
                                                                                                                                                                                                                                                                                        *** (OPEN) RESPA  -  Initial Escrow Account Statement Not Provided Timely: RESPA: Initial escrow account statement was not provided to the borrower within 45 calendar days of closing. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: RESPA: Initial GFE not provided to Borrower(s) within three (3) business days of Application Date. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) SAFE Act - NMLS Info Not in File: Secure and Fair Enforcement for Mortgage Licensing Act: NMLSR information not present on loan application. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) TIL-MDIA - Initial TIL Missing: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not provided to the borrower. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV1
3550392333 XXX       XXX       XXX       2                                                                                                                                                                                                                                  2           *** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing. - EV2                                                                                                                                                                                                                                                    B           B           Yes      Yes       Final HUD1 MI    2/XX/2013    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                        *** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Michigan Consumer Caution and Home Ownership Counseling Notice Not Provided: Michigan Consumer Mortgage Protection Act:  Consumer Caution and Home Ownership Counseling Notice not provided to borrower. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Michigan Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided): Michigan Consumer Mortgage Protection Act:  Borrower Bill of Rights disclosure not provided to borrower. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Michigan Consumer Mortgage Protection Act (Counseling Agencies List): Michigan Consumer Mortgage Protection Act:  List of HUD-approved credit counseling agencies not provided to borrower. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) RESPA (2010) - 0% Tolerance (Line 802) Without Cure: RESPA (2010): 0% tolerance violation for 802 fee without evidence of sufficient cure provided. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) RESPA (2010) - 0% Tolerance (Line 803) Without Cure: RESPA (2010): 0% tolerance violation for 803 fee without evidence of sufficient cure provided. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) RESPA (2010) - 10% Tolerance Without Cure: RESPA (2010): 10% tolerance violation without  evidence of sufficient cure provided. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) RESPA (2010) - GFE column on HUD Comparison Chart Inaccurate: RESPA (2010) - GFE column on page 3 of Final HUD-1 does not match most recently disclosed GFE. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) RESPA (2010) - HUD column on HUD Comparison Chart Inaccurate: RESPA (2010) - HUD-1 column on page 3 of Final HUD-1 does not match charges on page 2 of disclosure. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement. - EV2
3607501932 XXX       XXX       XXX       2                *** (OPEN) Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report                                                                                                                    2           *** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing. - EV2                                                                                                                                                                                                                                                    B           B           Yes      Yes       Final HUD1 NJ    12/XX/2012   Refinance     Primary     XXX        $XXX
                                                          Date: 11/XX/2012 - EV3                                                                                                                                                                                                        *** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2
                                                          *** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV1                                                                                                                                          *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) RESPA (2010) - 0% Tolerance (Line 802) Without Cure: RESPA (2010): 0% tolerance violation for 802 fee without evidence of sufficient cure provided. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) RESPA (2010) - 0% Tolerance (Line 803) Without Cure: RESPA (2010): 0% tolerance violation for 803 fee without evidence of sufficient cure provided. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) RESPA (2010) - 10% Tolerance Without Cure: RESPA (2010): 10% tolerance violation without  evidence of sufficient cure provided. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) RESPA (2010) - Written Service Provider List Missing: RESPA (2010):  Borrower not provided with list of service providers. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) RESPA -  Initial Escrow Account Statement Missing: RESPA: Initial escrow account statement was not provided to the borrower. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) SAFE Act - NMLS Info Not in File: Secure and Fair Enforcement for Mortgage Licensing Act: NMLSR information not present on loan application. - EV2
3489167225 XXX       XXX       XXX       2                                                                                                                                                                                                                                  2           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2                                                                                                                                                                                               B           B           No       Yes       Final HUD1 FL    11/XX/2007   Refinance     Second Home XXX        $XXX
2834478941 XXX       XXX       XXX       2                *** (OPEN) Missing Document: Appraisal not provided - EV3                                                                                                                                                         2           *** (OPEN) (Doc Error) TIL Error: Final TIL not signed by all required parties - EV2                                                                                                                                                                                                                                                                                                                                                                                                    B           B           Yes      Yes       Final HUD1 FL    9/XX/2007    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                        *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 09/XX/2007 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Unable to determine if Notice of Right to Cancel was executed on the proper Model Form. The H-9 form was used instead of the H-8 form, however, the loan file does not contain evidence that the refinance was by the original creditor. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 09/XX/2007, prior to three (3) business days from transaction date of 09/XX/2007. - EV2
2857623071 XXX       XXX       XXX       2                                                                                                                                                                                                                                  2           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower. - EV2                                                                                                                                                                                                                                                                                         B           B           No       Yes       Final HUD1 VA    6/XX/2007    Purchase      Primary     XXX        $XXX
2937516902 XXX       XXX       XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV1                                                                                                                                                             2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2                                                                                                                                                                                                       B           B           No       Yes       Final HUD1 PA    6/XX/2007    Purchase      Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                        *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
3312016306 XXX       XXX       XXX       2                                                                                                                                                                                                                                  2           *** (OPEN) (Doc Error) TIL Error: Final TIL not signed by all required parties - EV2                                                                                                                                                                                                                  *** (OPEN) (Doc Error) TIL Error: Final TIL not signed by all required parties                                                                                                    B           B           Yes      Yes       Final HUD1 GA    5/XX/2007    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                        *** (OPEN) ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information. - EV2                                                                                                                                      COMMENT: 2020/XX/03: TIL appears to be final but not signed nor initialed by borrower.
                                                                                                                                                                                                                                                                                        *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2                                                                                                                          *** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
                                                                                                                                                                                                                                                                                        *** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2                                                                                                                                                                             COMMENT: 2020/XX/02: TIL in file indicated to be final, expected funding date same as disbursement and/or note date
                                                                                                                                                                                                                                                                                        *** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2                                                                                                                                           but is not signed or dated by borrower so cannot confirm that borrower received.
                                                                                                                                                                                                                                                                                        *** (OPEN) Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements. - EV2
3490493745 XXX       XXX       XXX       2                                                                                                                                                                                                                                  2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2                                                                                                                                                                                                       B           B           Yes      Yes       Final HUD1 IN    1/XX/2007    Purchase      Primary     XXX        $XXX
3503627995 XXX       XXX       XXX       1                                                                                                                                                                                                                                  1                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                   A           A           Yes      Yes       Final HUD1 NJ    12/XX/2006   Refinance     Primary     XXX        $XXX
3324982039 XXX       XXX       XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV1                                                                                                                                                             2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2                                                                                                                                                                                                       B           B           No       Yes       Final HUD1 AZ    11/XX/2006   Purchase      Primary     XXX        $XXX
3511694144 XXX       XXX       XXX       2                                                                                                                                                                                                                                  2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2                                                                                                                                                                                                       B           B           No       Yes       Final HUD1 FL    10/XX/2006   Purchase      Primary     XXX        $XXX
3791421825 XXX       XXX       XXX       1                *** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV1                                                                                                                              1                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                   A           A           Yes      Yes       Final HUD1 GA    9/XX/2006    Refinance     Primary     XXX        $XXX
2957396693 XXX       XXX       XXX       2                                                                                                                                                                                                                                  2           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2                                                                                                                                                                                               B           B           Yes      Yes       Final HUD1 TX    7/XX/2006    Purchase      Primary     XXX        $XXX
3535188209 XXX       XXX       XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV1                                                                                                                                                             2           *** (OPEN) ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information. - EV2                                                                                                                                                                                                                                                                                                                        B           B           Yes      Yes       Final HUD1 AZ    5/XX/2006    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                        *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
3454875084 XXX       XXX       XXX       1                                                                                                                                                                                                                                  1                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                   A           A           Yes      Yes       Final HUD1 CA    2/XX/2006    Refinance     Primary     XXX        $XXX
3753938082 XXX       XXX       XXX       2                                                                                                                                                                                                                                  2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2                                                                                                                                                                                                       B           B           Yes      Yes       Final HUD1 MA    2/XX/2006    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                        *** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV1
2895484624 XXX       XXX       XXX       1                                                                                                                                                                                                                                  1                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                   A           A           Yes      Yes       Final HUD1 MA    1/XX/2006    Purchase      Primary     XXX        $XXX
3521962162 XXX       XXX       XXX       2                *** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV1                                                                                                                              2           *** (OPEN) (Doc Error) Initial GFE not provided - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                   B           B           No       Yes       Final HUD1 PA    12/XX/2005   Purchase      Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                        *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 12/XX/2005 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
2862495673 XXX       XXX       XXX       2                                                                                                                                                                                                                                  2           *** (OPEN) (Doc Error) TIL Error: Borrower signature not dated. - EV2                                                                                                                                                                                                                                                                                                                                                                                                                   B           B           Yes      Yes       Final HUD1 MI    11/XX/2005   Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                        *** (OPEN) Michigan Consumer Caution and Home Ownership Counseling Notice Not Provided Timely: Michigan Consumer Mortgage Protection Act:  Consumer Caution and Home Ownership Counseling Notice not provided to borrower at the time of application. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Michigan Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided Timely): Michigan Consumer Mortgage Protection Act:  Borrower Bill of Rights disclosure not provided to borrower at the time of application. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Michigan Consumer Mortgage Protection Act (Counseling Agencies List): Michigan Consumer Mortgage Protection Act:  List of HUD-approved credit counseling agencies not provided to borrower. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements. - EV2
3046590222 XXX       XXX       XXX       2                                                                                                                                                                                                                                  2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2                                                                                                                                                                                                       B           B           Yes      Yes       Final HUD1 CA    10/XX/2005   Refinance     Primary     XXX        $XXX
3141087628 XXX       XXX       XXX       2                *** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV1                                                                                                                              2           *** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2                                                                                                                                                                                                                                                                                                                                                               B           B           No       Yes       Final HUD1 OH    8/XX/2005    Purchase      Primary     XXX        $XXX
3536529253 XXX       XXX       XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV1                                                                                                                                                             2           *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2                                                                                                     *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the       B           B           Yes      Yes       Final HUD1 GA    9/XX/2002    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                        *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2                     amount of $XXX.
                                                                                                                                                                                                                                                                                        *** (OPEN) Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements - EV2                                                COMMENT: 2020/XX/18: Unable to determine the reason for the under disclosure due to missing the itemization of amount financed.
3573847466 XXX       XXX       XXX       2                                                                                                                                                                                                                                  2           *** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing. - EV2                                                                                                                                                                                                                                                    B           B           Yes      Yes       Final HUD1 NJ    10/XX/2013   Purchase      Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                        *** (OPEN) RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: Unable to test GFE Estimate Available Through Date due to missing information. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) SAFE Act - NMLS Info Not in File: Secure and Fair Enforcement for Mortgage Licensing Act: NMLSR information not present on loan application. - EV2
3339403557 XXX       XXX       XXX       2                                                                                                                                                                                                                                  2           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2                                                                                                                                                                                               B           B           Yes      Yes       Final HUD1 TX    7/XX/2008    Purchase      Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                        *** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV1
3454086472 XXX       XXX       XXX       3                                                                                                                                                                                                                                  3           *** (OPEN) Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1:  HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing. - EV3                                                                                                                                                                                                                                                                          D           D           Yes      Yes       HUD1, not  GA    2/XX/2008    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                        *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2                                                                                                                                                                                                                                          signed or
                                                                                                                                                                                                                                                                                        *** (OPEN) Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements - EV2                                                                                                                                                                                                                                                                             stamped
2752039038 XXX       XXX       XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV1                                                                                                                                                             2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2                                                                                                                                                                                                       B           B           Yes      Yes       Final HUD1 AL    1/XX/2008    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                        *** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
3192047240 XXX       XXX       XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV1                                                                                                                                                             2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2                                                                                                                                                                                                       B           B           Yes      Yes       Final HUD1 CA    1/XX/2008    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                        *** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
3688015444 XXX       XXX       XXX       2                *** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV1                                                                                                                              2           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2                                                                                                                                                                                               B           B           Yes      Yes       Final HUD1 GA    12/XX/2007   Refinance     Primary     XXX        $XXX
3075463167 XXX       XXX       XXX       2                *** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV1                                                                                                                              2           *** (OPEN) (Doc Error) Initial GFE not provided - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                   B           B           Yes      Yes       Final HUD1 MA    11/XX/2007   Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                        *** (OPEN) Massachusetts Home Loan - Borrower's Interest Tangible Net Benefit Worksheet Not in File: Massachusetts Home Loan: No evidence in loan file of document or worksheet indicating how the lender determined that the home loan is in the borrower's interest. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
3615117851 XXX       XXX       XXX       2                                                                                                                                                                                                                                  2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2                                                                                                                                                                                                       B           B           Yes      Yes       Final HUD1 TN    10/XX/2007   Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                        *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV1
3630261077 XXX       XXX       XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV1                                                                                                                                                             2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2007 which is 0 months prior to consummation. A lookback was performed to determine this application date. - EV2                                                                                                                                                                                                       B           B           Yes      Yes       Final HUD1 LA    8/XX/2007    Refinance     Primary     XXX        $XXX
3774531646 XXX       XXX       XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV1                                                                                                                                                             2           *** (OPEN) ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information. - EV2                                                                                                                                                                                                                                                                                                                        B           B           No       Yes       Final HUD1 AZ    6/XX/2007    Purchase      Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                        *** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
3130019723 XXX       XXX       XXX       2                                                                                                                                                                                                                                  2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2                                                                                                                                                                                                       B           B           Yes      Yes       Final HUD1 MD    5/XX/2007    Refinance     Primary     XXX        $XXX
3570276351 XXX       XXX       XXX       1                                                                                                                                                                                                                                  1                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                   A           A           Yes      Yes       Final HUD1 FL    5/XX/2007    Refinance     Primary     XXX        $XXX
3207416349 XXX       XXX       XXX       2                                                                                                                                                                                                                                  2           *** (OPEN) ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2                                                                                                                                                                                                                                                                                                               B           B           Yes      Yes       Final HUD1 CA    3/XX/2007    Purchase      Primary     XXX        $XXX
3605648684 XXX       XXX       XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV1                                                                                                                                                             2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2007 which is 0 months prior to consummation. A lookback was performed to determine this application date. - EV2                                                                                                                                                                                                       B           B           Yes      Yes       Final HUD1 FL    1/XX/2007    Refinance     Primary     XXX        $XXX
3061181450 XXX       XXX       XXX       1                                                                                                                                                                                                                                  1                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                   A           A           Yes      Yes       Final HUD1 CA    10/XX/2006   Refinance     Primary     XXX        $XXX
3123799735 XXX       XXX       XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV1                                                                                                                                                             2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2                                                                                                                                                                                                       B           B           Yes      Yes       Final HUD1 CA    7/XX/2006    Refinance     Primary     XXX        $XXX
3010863086 XXX       XXX       XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV1                                                                                                                                                             2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2                                                                                                                                                                                                       B           B           No       Yes       Final HUD1 FL    4/XX/2006    Purchase      Primary     XXX        $XXX
3370217626 XXX       XXX       XXX       2                                                                                                                                                                                                                                  2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2                                                                                                                                                                                                       B           B           No       Yes       Final HUD1 MO    3/XX/2006    Purchase      Primary     XXX        $XXX
3017105182 XXX       XXX       XXX       1                                                                                                                                                                                                                                  1                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                   A           A           Yes      Yes       Final HUD1 CA    9/XX/2005    Refinance     Primary     XXX        $XXX
3288025858 XXX       XXX       XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV1                                                                                                                                                             2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2                                                                                                                                                                                                       B           B           No       Yes       Final HUD1 IL    6/XX/2005    Purchase      Primary     XXX        $XXX
2946549249 XXX       XXX       XXX       2                *** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV1                                                                                                                              2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2                                                                                                                                                                                                       B           B           Yes      Yes       Final HUD1 CT    1/XX/2004    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                        *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
3092449635 XXX       XXX       XXX       2                *** (OPEN) Missing Document: Credit Report not provided - EV3                                                                                                                                                     2           *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2                                                                                                     *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the       B           B           Yes      Yes       Final HUD1 NC    7/XX/2001    Purchase      Primary     XXX        $XXX
                                                          *** (OPEN) Missing Document: Missing Final 1003 - EV1                                                                                                                                                                         *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2             amount of $XXX.
                                                          *** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV1                                                                                                                                                                                                                                                                                                                                                                                                                                                COMMENT: 2021/XX/13: TIL Itemization did not disclose a duplicate commitment fee for $XXX as a prepaid finance charge.
3364310247 XXX       XXX       XXX       2                *** (OPEN) Missing Document: Credit Report not provided - EV3                                                                                                                                                     2           *** (OPEN) (Doc Error) Initial GFE not provided - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                   B           B           No       Yes       Final HUD1 GA    3/XX/2001    Purchase      Primary     XXX        $XXX
                                                          *** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV1                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2001 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
2861801511 XXX       XXX       XXX       2                                                                                                                                                                                                                                  2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2                                                                                                                                                                                                       B           B           Yes      Yes       Final HUD1 CA    7/XX/2006    Refinance     Primary     XXX        $XXX
3526358720 XXX       XXX       XXX       2                                                                                                                                                                                                                                  2           *** (OPEN) RESPA (2010) - 0% Tolerance (Line 1203) With Cure: RESPA (2010): 0% tolerance violation for 1203 fee with evidence of cure provided on Final HUD-1 - EV2                                                                                                                                                                                                                                                                                                                     B           B           Yes      Yes       Final HUD1 IL    11/XX/2012   Refinance     Primary     XXX        $XXX
3074836803 XXX       XXX       XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV1                                                                                                                                                             2           *** (OPEN) Minnesota Residential Mortgage Originator and Servicer Licensing Act (Counseling Requirement): Minnesota Residential Mortgage Originator and Servicer Licensing Act: Refinance of a "special mortgage" without evidence that borrower received counseling on advisability of transaction                                                                                                                                                                                     B           B           Yes      Yes       Final HUD1 MN    6/XX/2009    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                        by an authorized independent loan counselor. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2009 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
3192818480 XXX       XXX       XXX       3                *** (OPEN) Missing Document: Missing Final 1003 - EV1                                                                                                                                                             3           *** (OPEN) Missing Final HUD-1:  Estimated HUD-1 Used For Fee Testing: Missing Final HUD-1:  Estimated HUD-1 used for any applicable Federal, State or Local compliance testing. - EV3                                                                                                                                                                                                                                                                                                  D           D           Yes      Yes       Estimated  CA    8/XX/2007    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                        *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2                                                                                                                                                                                                                                                  HUD1
                                                                                                                                                                                                                                                                                        *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 08/XX/2007, prior to three (3) business days from transaction date of 08/XX/2007. - EV2
3420801675 XXX       XXX       XXX       2                                                                                                                                                                                                                                  2           *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2                                                                                                     *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the       B           B           No       Yes       Final HUD1 WA    8/XX/2007    Purchase      Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                        *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2007 which is 0 months prior to consummation. A lookback was performed to determine this application date. - EV2                     amount of $XXX.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              COMMENT: 2021/XX/15: Unable to determine under disclosure due to missing Itemization of Amount Financed.
3783694325 XXX       XXX       XXX       2        2       *** (OPEN) AUS Findings: Investor qualifying total debt ratio discrepancy. - EV2                  *** (OPEN) AUS Findings: Investor qualifying total debt ratio discrepancy.                                      2           *** (OPEN) Check Restated Loan Designation Match - QM / ATR: Ability to Repay / Qualified Mortgage (Dodd-Frank 2014): The initial Loan Designation provided did not match, however, the updated Loan Designation of Higher Priced QM matches the Due Diligence Loan Designation of Higher Priced QM.  *** (OPEN) Check Restated Loan Designation Match - QM / ATR: Ability to Repay / Qualified Mortgage (Dodd-Frank 2014): The initial Loan Designation provided did not match,        B           B           Yes      No                   MI    9/XX/2018    Purchase      Primary     XXX        $XXX                  Temporary    Higher
                                                          *** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most   COMMENT: 2023/XX/26: Calculated investor qualifying total debt ratio of 39.54307% exceeds AUS total debt ratio              - EV2                                                                                                                                                                                                                                                                                                 however, the updated Loan Designation of Higher Priced QM matches the Due Diligence Loan Designation of Higher Priced QM.                                                                                                                                                                                             SHQM         Priced QM
                                                          recent FEMA disaster. - EV1                                                                       of 34.64000%.                                                                                                               *** (OPEN) TRID Final Closing Disclosure Total Of Payments: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on 09/XX/2018 disclosed an inaccurate Total of Payments on page 5 that does not match the actual total of payments for the loan (fee amounts      COMMENT: 2023/XX/19: Loan designation was restated by client.                                                                                                                                                                                                                                                         (GSE/Agency
                                                                                                                                                                                                                                                                                        included in TOP calculation are based on Closing Disclosure dated 09/XX/2018).  The disclosed Total of Payments in the amount of $XXX is under disclosed by $XXX compared to the calculated total of payments of $XXX which exceeds the $XXX threshold. (Final/09/XX/2018) - EV2                      *** (OPEN) TRID Final Closing Disclosure Total Of Payments: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on 09/XX/2018 disclosed an                                                                                                                                        Eligible)
                                                                                                                                                                                                                                                                                        *** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for HOA/Condo Questionnaire.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (75215) - inaccurate Total of Payments on page 5 that does not match the actual total of payments for the loan (fee amounts included in TOP calculation are based on Closing Disclosure
                                                                                                                                                                                                                                                                                        EV2                                                                                                                                                                                                                                                                                                   dated 09/XX/2018).  The disclosed Total of Payments in the amount of $XXX is under disclosed by $XXX compared to the calculated total of payments of $XXX which exceeds the $XXX
                                                                                                                                                                                                                                                                                        *** (CLEARED) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due Diligence Loan Designation of Higher Priced QM. - EV1                                                                   threshold. (Final/09/XX/2018)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              COMMENT: 2023/XX/19: A discrepancy of $XXX.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              *** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for HOA/Condo
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              Questionnaire.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (75215)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              COMMENT: 2021/XX/11: No valid COC or cure provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              *** (CLEARED) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              Diligence Loan Designation of Higher Priced QM.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              COMMENT: 2023/XX/19: Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due Diligence Loan Designation of Higher Priced QM.
3470222867 XXX       XXX       XXX       3        3       *** (OPEN) AUS Findings: Investor qualifying total debt ratio discrepancy. - EV3                  *** (OPEN) AUS Findings: Investor qualifying total debt ratio discrepancy.                                      3           *** (OPEN) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due Diligence Loan Designation of ATR Risk. - EV3                                                                              *** (OPEN) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due        C           C           Yes      No                   AL    6/XX/2018    Purchase      Primary     XXX        $XXX                  Temporary    ATR Risk
                                                          *** (OPEN) Missing Document: Tax Certificate not provided - EV3                                   COMMENT: 2021/XX/10: Calculated income is less than reflected on Approval                                                   *** (OPEN) General Ability To Repay Provision Investor Guidelines: Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or more guideline components, the loan is at ATR risk. - EV3                                                                                                     Diligence Loan Designation of ATR Risk.                                                                                                                                                                                                                                                                               SHQM
                                                          *** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most   *** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA                 *** (OPEN) General ATR Provision Investor and Non QM DTIs don't match and both moderately exceed Guidelines: Ability to Repay (Dodd-Frank 2014): The DTIs calculated in accordance with the Lenders Guidelines of 51.91921% and based on 1026.43(c)(5) of 51.92% moderately exceed the guideline      COMMENT: 2021/XX/10: Excessive DTI, calculated DTI of 51.9% exceeds the 50% tolerance for AUS                                                                                                                                                                                                                         (GSE/Agency
                                                          recent FEMA disaster. - EV1                                                                       disaster.                                                                                                                   maximum of 50.00%. (DTI Exception is eligible to be regraded with compensating factors.) - EV3                                                                                                                                                                                                        *** (OPEN) General Ability To Repay Provision Investor Guidelines: Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or more guideline components, the loan is at                                                                                                                                     Eligible)
                                                                                                                                                            COMMENT: 2021/XX/10: The property is located in XXX, AL.  Provide a post-disaster inspection verifying there                *** (OPEN) QM DTI: Qualified Mortgage (Dodd-Frank 2014): Total Debt to Income Ratio exceeds 43% and the images do not provide evidence loan is eligible for purchase, guarantee or insurance by the appropriate agency. - EV3                                                                         ATR risk.
                                                                                                                                                            was no damage from XXX.  The inspection must include exterior photos and the property must be re-inspected on               *** (OPEN) Self Employed Financial Strength: Qualified Mortgage (Dodd-Frank 2014): Financial strength of self-employed business reflects annual earnings that significantly decline over the analysis period. (XXX XXX/Schedule C) - EV3                                                              COMMENT: 2021/XX/10: Excessive DTI, calculated DTI of 51.9% exceeds the 50% tolerance for AUS
                                                                                                                                                            or after XX/XX/XXXX.                                                                                                        *** (OPEN) Sole Proprietorship Income Documentation Test: Qualified Mortgage (Dodd-Frank 2014): Self-employed income documentation not sufficient (Sole Proprietorship). (XXX XXX/Schedule C) - EV3                                                                                                   *** (OPEN) General ATR Provision Investor and Non QM DTIs don't match and both moderately exceed Guidelines: Ability to Repay (Dodd-Frank 2014): The DTIs calculated in
                                                                                                                                                                                                                                                                                        *** (OPEN) ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/06/XX/2018) - EV2               accordance with the Lenders Guidelines of 51.91921% and based on 1026.43(c)(5) of 51.92% moderately exceed the guideline maximum of 50.00%. (DTI Exception is eligible to be regraded with compensating factors.)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              COMMENT: 2021/XX/16: Calculated income is less than reflected on Approval
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              *** (OPEN) QM DTI: Qualified Mortgage (Dodd-Frank 2014): Total Debt to Income Ratio exceeds 43% and the images do not provide evidence loan is eligible for purchase, guarantee or insurance by the appropriate agency.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              COMMENT: 2021/XX/10: Excessive DTI, calculated DTI of 51.9% exceeds the 50% tolerance for AUS.  Loan is waterfalling to standard ATR/QM documentation requirements
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              *** (OPEN) Self Employed Financial Strength: Qualified Mortgage (Dodd-Frank 2014): Financial strength of self-employed business reflects annual earnings that significantly decline over the analysis period. (XXX XXX/Schedule C)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              COMMENT: 2021/XX/10: Income documentation was not obtained to determine compliance with QM Total Debt Ratio.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              *** (OPEN) Sole Proprietorship Income Documentation Test: Qualified Mortgage (Dodd-Frank 2014): Self-employed income documentation not sufficient (Sole Proprietorship). (XXX
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              XXX/Schedule C)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              COMMENT: 2021/XX/10: Excessive DTI, calculated DTI of 51.9% exceeds the 50% tolerance for AUS.  Loan is waterfalling to standard ATR/QM documentation requirements
2811795173 XXX       XXX       XXX       3        3       *** (OPEN) Missing Document: Fraud Report not provided - EV3                                                                                                                                                      2           *** (OPEN) TRID Final Closing Disclosure APR: TILA-RESPA Integrated Disclosure - Loan Calculations:  APR of 5.34300% on Final Closing Disclosure provided on 03/XX/2018 is under-disclosed from the calculated APR of 5.55330% outside of 0.125% tolerance. (Final/03/XX/2018) - EV2                  *** (OPEN) TRID Final Closing Disclosure APR: TILA-RESPA Integrated Disclosure - Loan Calculations:  APR of 5.34300% on Final Closing Disclosure provided on 03/XX/2018 is under- B           B           Yes      No                   FL    3/XX/2018    Purchase      Primary     XXX        $XXX                  Temporary    Temporary
                                                                                                                                                                                                                                                                                        *** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7200) - EV2 disclosed from the calculated APR of 5.55330% outside of 0.125% tolerance. (Final/03/XX/2018)                                                                                                                                                                                                                         SHQM         SHQM
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              COMMENT: 2021/XX/10: Loan Calculations (pg 5) - one of these occurred: 1) APR is blank; or 2) Finance Charge was underdisclosed, and APR was underdisclosed/overdisclosed by more                                                                                                                                     (GSE/Agency  (GSE/Agency
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              than .125%.                                                                                                                                                                                                                                                                                                           Eligible)    Eligible)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              *** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              Points.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7200)
                                                                                                                                                                                                                                                                                                                                                                                                                        COMMENT: 2021/XX/10: Missing valid change of circumstance or cure for added fee of $XXX.
2961170704 XXX       XXX       XXX       3        3       *** (OPEN) AUS Findings: Investor qualifying total debt ratio discrepancy. - EV3                  *** (OPEN) AUS Findings: Investor qualifying total debt ratio discrepancy.                                      3           *** (OPEN) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due Diligence Loan Designation of ATR Risk. - EV3                                                                              *** (OPEN) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due        C           C           No       No                   NC    9/XX/2017    Refinance     Second Home XXX        $XXX                  Temporary    ATR Risk
                                                          *** (OPEN) AUS/Guideline Findings: All conditions were not met - EV3                              COMMENT: 2021/XX/13: File is missing the required AUS with all pages, loan is defaulting to standard ATR/QM                 *** (OPEN) General Ability To Repay Provision Investor Guidelines: Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or more guideline components, the loan is at ATR risk. - EV3                                                                                                     Diligence Loan Designation of ATR Risk.                                                                                                                                                                                                                                                                               SHQM
                                                          *** (OPEN) Missing Document: Approval not provided - EV3                                          documentation requirements."                                                                                                *** (OPEN) General ATR Provision Investor and Non QM DTIs match and both moderately exceed Guidelines: Ability to Repay (Dodd-Frank 2014): The DTI calculated in accordance with the Lenders Guidelines and 1026.43(c)(5) of 35.44527% moderately exceeds the guideline maximum of 35.00%. (DTI       COMMENT: 2021/XX/09: Origination Loan Designation - Temporary SHQM does not match the Due Diligence Loan Designation of ATR Fail due to missing Income documentation to determine                                                                                                                                     (GSE/Agency
                                                          *** (OPEN) Missing Document: Fraud Report not provided - EV3                                      *** (OPEN) AUS/Guideline Findings: All conditions were not met                                                              Exception is eligible to be regraded with compensating factors.) - EV3                                                                                                                                                                                                                                compliance with QM Total Debt Ratio requirements.                                                                                                                                                                                                                                                                     Eligible)
                                                          *** (OPEN) No evidence of fraud report in file: Credit Report: Original // Borrower: XXX - EV3    COMMENT: 2021/XX/09: File is missing the required AUS with all pages, loan is defaulting to ATR/QM                          *** (OPEN) QM Employment History: Qualified Mortgage (Dodd-Frank 2014): Employment history requirement not met. (XXX/8364957) - EV3                                                                                                                                                                   *** (OPEN) General Ability To Repay Provision Investor Guidelines: Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or more guideline components, the loan is at
                                                          *** (OPEN) Hazard Insurance policy does not list "Lender its successors and assigns", per         documentation requirements                                                                                                  *** (OPEN) ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/08/XX/2017) - EV2               ATR risk.
                                                          guideline requirements. - EV2                                                                     *** (OPEN) Hazard Insurance policy does not list "Lender its successors and assigns", per guideline                         *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2017 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2                     COMMENT: 2021/XX/13: File is missing the required AUS with all pages, loan is defaulting to standard ATR/QM documentation requirements. DTI is greater than reflected on AUS
                                                                                                                                                            requirements.                                                                                                               *** (OPEN) NMLS - Missing Evidence of Initial Loan Application Date: Truth in Lending Act (NMLSR Dodd- Frank 2014): Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date. - EV2                                                     EarlyCheck
                                                                                                                                                            COMMENT: 2021/XX/13: Dec Page reflects Servicer ISAOA                                                                       *** (OPEN) RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List of Homeownership Counseling Organizations to borrower. - EV2                                                                             *** (OPEN) QM Employment History: Qualified Mortgage (Dodd-Frank 2014): Employment history requirement not met. (XXX/8364957)
                                                                                                                                                                                                                                                                                        *** (OPEN) TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (Final/09/XX/2017) - EV2                                                                        COMMENT: 2021/XX/09: Income documentation was not obtained to determine compliance with QM Guidelines.
                                                                                                                                                                                                                                                                                        *** (OPEN) TRID Initial Loan Estimate Timing Electronically Provided: TILA-RESPA Integrated Disclosure: Loan Estimate not delivered to Borrower(s) within three (3) business days of application. Initial Loan Estimate dated 08/XX/2017 was electronically provided without or prior to borrower's   *** (OPEN) ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each consent to receive electronic disclosures. Failure to comply with the provisions of the E-Sign Act and failure to provide good faith estimate of fees timely may result in additional fee tolerance violations. (Initial/08/XX/2017) - EV2                                                            valuation to applicant three (3) business days prior to consummation. (Type:Primary/08/XX/2017)
                                                                                                                                                                                                                                                                                        *** (OPEN) TRID Revised Loan Estimate Timing Before Closing: TILA-RESPA Integrated Disclosure: Revised Loan Estimate provided on 09/XX/2017 not received by borrower at least four (4) business days prior to closing. (Interim/09/XX/2017) - EV2                                                     COMMENT: 2021/XX/13: Missing evidence of borrower's receipt three days prior to closing
                                                                                                                                                                                                                                                                                        *** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV1                                                                                                                                                                                                                                      *** (OPEN) TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (Final/09/XX/2017)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              COMMENT: 2021/XX/09: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              *** (OPEN) TRID Revised Loan Estimate Timing Before Closing: TILA-RESPA Integrated Disclosure: Revised Loan Estimate provided on 09/XX/2017 not received by borrower at least four (4) business days prior to closing. (Interim/09/XX/2017)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              COMMENT: 2021/XX/09: Revised Loan Estimate provided on 09/XX/2017 not received by borrower at least four (4) business days prior to closing
2801748108 XXX       XXX       XXX       3        3       *** (OPEN) REO Documents are missing.: Address: XXX, CA - EV3                                                                                                                                                     2           *** (OPEN) ECOA Appraisal - Appraisal Provided Prior to Date Performed: ECOA Valuations Rule (Dodd-Frank 2014): Date valuation provided to applicant is prior to the date when valuation was performed.  Unable to determine compliance with appraisal timing requirements. (Type:Primary/02/XX/2017) *** (OPEN) RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule (Dodd-Frank 2014): List of B           B           Yes      No                   CA    3/XX/2017    Purchase      Primary     XXX        $XXX                  Temporary    Temporary
                                                          *** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most                                                                                                                               - EV2                                                                                                                                                                                                                                                                                                 Homeownership Counseling Organizations not provided to applicant within three (3) business days of application.                                                                                                                                                                                                       SHQM         SHQM
                                                          recent FEMA disaster. - EV1                                                                                                                                                                                                   *** (OPEN) RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule (Dodd-Frank 2014): List of Homeownership Counseling Organizations not provided to applicant within three (3) business days of application. -   COMMENT: 2021/XX/09: List of homeowneship was provided 2/XX/2017.                                                                                                                                                                                                                                                     (GSE/Agency  (GSE/Agency
                                                                                                                                                                                                                                                                                        EV2                                                                                                                                                                                                                                                                                                   *** (OPEN) TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business                                                                                                                                        Eligible)    Eligible)
                                                                                                                                                                                                                                                                                        *** (OPEN) TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (Initial/03/XX/2017) - EV2                                                                      days prior to closing. (Initial/03/XX/2017)
                                                                                                                                                                                                                                                                                        *** (OPEN) TRID Revised Loan Estimate Timing Before Closing: TILA-RESPA Integrated Disclosure: Revised Loan Estimate provided on 03/XX/2017 not received by borrower at least four (4) business days prior to closing. (Interim/03/XX/2017) - EV2                                                     COMMENT: 2021/XX/09: Initial CD Issued less than 6 days prior to closing and received by the borrower less than 3 business days prior to closing.
                                                                                                                                                                                                                                                                                        *** (OPEN) TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $XXX exceeds tolerance of $XXX plus 10% or $XXX.  Insufficient or no cure was provided to the borrower. (0) - EV2             *** (OPEN) TRID Revised Loan Estimate Timing Before Closing: TILA-RESPA Integrated Disclosure: Revised Loan Estimate provided on 03/XX/2017 not received by borrower at least four (4) business days prior to closing. (Interim/03/XX/2017)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              COMMENT: 2021/XX/09: Loan Estimate Received Date (2017/XX/04) >= Closing Date Less 3 (2017/XX/03)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              *** (OPEN) TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $XXX exceeds tolerance of $XXX plus 10% or $XXX.  Insufficient or no cure was provided to the borrower. (0)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              COMMENT: 2021/XX/09: Endorsement fee, courier fee and electronic fee increased 10% tolerance with no cost to cure and there was no change of circustance.
3033449437 XXX       XXX       XXX       3        3       *** (OPEN) Income Docs Missing:: Borrower: XXX - EV3                                                                                                                                                              3           *** (OPEN) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due Diligence Loan Designation of ATR Fail. - EV3                                                                              *** (OPEN) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due        C           C           Yes      No                   CA    9/XX/2016    Refinance     Primary     XXX        $XXX                  Temporary    ATR Fail
                                                          *** (OPEN) Missing Document: Credit Report not provided - EV3                                                                                                                                                                 *** (OPEN) General Ability To Repay Provision Credit History: Ability to Repay (Dodd-Frank 2014): Unable to verify debt obligations using reasonably reliable third-party records. - EV3                                                                                                              Diligence Loan Designation of ATR Fail.                                                                                                                                                                                                                                                                               SHQM
                                                          *** (OPEN) Missing Document: Fraud Report not provided - EV3                                                                                                                                                                  *** (OPEN) General Ability To Repay Provision Employment - W-2: Ability to Repay (Dodd-Frank 2014): Unable to verify current Wages/W-2 employment status using reasonably reliable third-party records. (XXX XXX/Wages) - EV3                                                                         COMMENT: 2021/XX/09: Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due Diligence Loan Designation of ATR Fail.                                                                                                                                                                   (GSE/Agency
                                                          *** (OPEN) The verification of employment is not within 10 business days of the Note.: Borrower:                                                                                                                              *** (OPEN) General Ability To Repay Provision Income and Assets - Wages: Ability to Repay (Dodd-Frank 2014):  Unable to verity income due to, missing  W-2, Paystub, LES, ETS or WVOE. (XXX XXX/Wages) - EV3                                                                                          *** (OPEN) General Ability To Repay Provision Credit History: Ability to Repay (Dodd-Frank 2014): Unable to verify debt obligations using reasonably reliable third-party                                                                                                                                             Eligible)
                                                          XXX // Employment Type: Employment / Income Type: Wages / Start Date: 09/XX/2010 - EV3                                                                                                                                        *** (OPEN) QM Required Credit Report Not Provided to Evidence Debts: Qualified Mortgage (Dodd-Frank 2014): The loan file does not contain a Credit report to evidence the consumers outstanding liabilities. (XXX/8364966) - EV3                                                                      records.
                                                                                                                                                                                                                                                                                        *** (OPEN) Wages Documentation: Qualified Mortgage (Dodd-Frank 2014):  Unable to verity income due to, missing  W-2, Paystub, LES, ETS or WVOE. (XXX XXX/Wages) - EV3                                                                                                                                 COMMENT: 2021/XX/09: Missing Income Docs
                                                                                                                                                                                                                                                                                        *** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing. - EV2                                                                  *** (OPEN) General Ability To Repay Provision Employment - W-2: Ability to Repay (Dodd-Frank 2014): Unable to verify current Wages/W-2 employment status using reasonably
                                                                                                                                                                                                                                                                                        *** (OPEN) ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/09/XX/2016) - EV2               reliable third-party records. (XXX XXX/Wages)
                                                                                                                                                                                                                                                                                        *** (OPEN) ECOA Appraisal Disclosure - ECOA Status: ECOA - File does not evidence the consumer was provided with the right to receive a copy of the Appraisal Disclosure. - EV2                                                                                                                       COMMENT: 2021/XX/09: Missing Income Docs
                                                                                                                                                                                                                                                                                        *** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2                                                                                                                                                                             *** (OPEN) General Ability To Repay Provision Income and Assets - Wages: Ability to Repay (Dodd-Frank 2014):  Unable to verity income due to, missing  W-2, Paystub, LES, ETS or
                                                                                                                                                                                                                                                                                        *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2016 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2                     WVOE. (XXX XXX/Wages)
                                                                                                                                                                                                                                                                                        *** (OPEN) NMLS - Missing Evidence of Initial Loan Application Date: Truth in Lending Act (NMLSR Dodd- Frank 2014): Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date. - EV2                                                     COMMENT: 2021/XX/09: Missing Income Docs
                                                                                                                                                                                                                                                                                        *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2                                                                                                                                                                                 *** (OPEN) ECOA Appraisal Disclosure - ECOA Status: ECOA - File does not evidence the consumer was provided with the right to receive a copy of the Appraisal Disclosure.
                                                                                                                                                                                                                                                                                        *** (OPEN) QM Employment History - Current Employment Documentation lacks Date Info: Qualified Mortgage (Dodd-Frank 2014): Missing Employment Dates to verify two years current employment. (XXX/8364966) - EV2                                                                                       COMMENT: 2021/XX/09: File does not evidence the consumer was provided with the right to receive a copy of the Appraisal Disclosure.
                                                                                                                                                                                                                                                                                        *** (OPEN) RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List of Homeownership Counseling Organizations to borrower. - EV2                                                                             *** (OPEN) QM Employment History - Current Employment Documentation lacks Date Info: Qualified Mortgage (Dodd-Frank 2014): Missing Employment Dates to verify two years current
                                                                                                                                                                                                                                                                                        *** (OPEN) TILA-RESPA Integrated Disclosure: application date on or after 10/XX/2015, no Loan Estimates in the Loan File: TILA-RESPA Integrated Disclosure: Loan Estimate not provided within loan images to evidence delivery to the Borrower(s).  The earliest Closing Disclosure provided in the   employment. (XXX/8364966)
                                                                                                                                                                                                                                                                                        loan file was used as the estimated baseline for Tolerance Testing.  Depending on the actual values on the initial Loan Estimate, a fee tolerance cure of up to $XXX may be required. - EV2                                                                                                           COMMENT: 2021/XX/09: Missing 2 years of employment dates
                                                                                                                                                                                                                                                                                        *** (OPEN) TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (Final/XX/XX/2016) - EV2                                                                        *** (OPEN) TILA-RESPA Integrated Disclosure: application date on or after 10/XX/2015, no Loan Estimates in the Loan File: TILA-RESPA Integrated Disclosure: Loan Estimate not
                                                                                                                                                                                                                                                                                        *** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV1                                                                                                                                                                                                                                      provided within loan images to evidence delivery to the Borrower(s).  The earliest Closing Disclosure provided in the loan file was used as the estimated baseline for Tolerance
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              Testing.  Depending on the actual values on the initial Loan Estimate, a fee tolerance cure of up to $XXX may be required.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              COMMENT: 2021/XX/09: Loan Estimate not provided within loan images to evidence delivery to the Borrower(s). The earliest Closing Disclosure provided in the loan file was used as the estimated baseline for Tolerance Testing. Depending on the actual values on the initial Loan Estimate, a fee tolerance cure of up to $XXX may be required.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              *** (OPEN) TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (Final/XX/XX/2016)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              COMMENT: 2021/XX/09: No earlier receipt found in file
2859986674 XXX       XXX       XXX       3        3       *** (OPEN) REO Documents are missing.: Address: XXX, CA, Address: XXX, CA - EV3                   *** (OPEN) The Verification of Rent (VOR) / Verification of Mortgage (VOM) is required and was not found in     2           *** (OPEN) ECOA Appraisal Disclosure - ECOA Timing: ECOA - File does not evidence the consumer was provided with the right to receive a copy of the Appraisal Disclosure within 3 days of the loan application date. - EV2                                                                            *** (OPEN) ECOA Appraisal Disclosure - ECOA Timing: ECOA - File does not evidence the consumer was provided with the right to receive a copy of the Appraisal Disclosure within 3 B           B           Yes      No                   CA    9/XX/2016    Purchase      Primary     XXX        $XXX                  Temporary    Temporary
                                                          *** (OPEN) The Verification of Rent (VOR) / Verification of Mortgage (VOM) is required and was    file.                                                                                                                       *** (OPEN) TRID Final Closing Disclosure Finance Charge: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on 09/XX/2016 disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan (fee amounts included in   days of the loan application date.                                                                                                                                                                                                                                                                                    SHQM         SHQM
                                                          not found in file. - EV3                                                                          COMMENT: 2021/XX/09: DU reports VOM needed from Borrower XXX from Creditor: Thomas E. Beer in amount of $XXX.               Finance Charge calculation are based on Closing Disclosure dated 09/XX/2016). (Final/09/XX/2016) - EV2                                                                                                                                                                                                COMMENT: 2021/XX/09: Provide disclosure issued within 3 business days of application.                                                                                                                                                                                                                                 (GSE/Agency  (GSE/Agency
                                                          *** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most   Provide VOM.                                                                                                                                                                                                                                                                                                                                                                                                                      *** (OPEN) TRID Final Closing Disclosure Finance Charge: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on 09/XX/2016 disclosed an                                                                                                                                           Eligible)    Eligible)
                                                          recent FEMA disaster. - EV1                                                                       *** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA                                                                                                                                                                                                                                                                                                                       inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan (fee amounts included in Finance Charge calculation are based on Closing
                                                                                                                                                            disaster.                                                                                                                                                                                                                                                                                                                                                                                                                         Disclosure dated 09/XX/2016). (Final/09/XX/2016)
                                                                                                                                                            COMMENT: 2021/XX/09: Disaster Declaration Date: XX/XX/XXXX is PRIOR to loan consummation. Loan is compliant.                                                                                                                                                                                                                                                                                                                      COMMENT: 2021/XX/09: No cure or valid COC provided.
2945483623 XXX       XXX       XXX       3        3       *** (OPEN) AUS Findings: Representative FICO score discrepancy. - EV3                             *** (OPEN) AUS Findings: Representative FICO score discrepancy.                                                 3           *** (OPEN) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due Diligence Loan Designation of ATR Fail. - EV3                                                                              *** (OPEN) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due        C           C           Yes      No                   CA    6/XX/2016    Refinance     Primary     XXX        $XXX                  Temporary    ATR Fail
                                                          *** (OPEN) Income Docs Missing:: Borrower: XXX, Borrower: XXX - EV3                               COMMENT: 2021/XX/08: Credit report missing.                                                                                 *** (OPEN) General Ability To Repay Provision Credit History: Ability to Repay (Dodd-Frank 2014): Unable to verify debt obligations using reasonably reliable third-party records. - EV3                                                                                                              Diligence Loan Designation of ATR Fail.                                                                                                                                                                                                                                                                               SHQM
                                                          *** (OPEN) Income documentation requirements not met. - EV3                                       *** (OPEN) Income documentation requirements not met.                                                                       *** (OPEN) General Ability To Repay Provision Employment - W-2: Ability to Repay (Dodd-Frank 2014): Unable to verify current Wages/W-2 employment status using reasonably reliable third-party records. (XXX XXX/Wages) - EV3                                                                         COMMENT: 2021/XX/08: Missing income documentation;  loan is waterfalling to standard QM/ATR documentation requirements.                                                                                                                                                                                               (GSE/Agency
                                                          *** (OPEN) Missing Document: Credit Report not provided - EV3                                     COMMENT: 2021/XX/08: Missing Income documentation not provided for B-1 and B-2                                              *** (OPEN) General Ability To Repay Provision Employment - W-2: Ability to Repay (Dodd-Frank 2014): Unable to verify current Wages/W-2 employment status using reasonably reliable third-party records. (XXX XXX/Wages) - EV3                                                                         *** (OPEN) General Ability To Repay Provision Credit History: Ability to Repay (Dodd-Frank 2014): Unable to verify debt obligations using reasonably reliable third-party                                                                                                                                             Eligible)
                                                          *** (OPEN) Missing Document: Fraud Report not provided - EV3                                      *** (OPEN) The verification of employment is not within 10 business days of the Note.: Borrower: XXX //                     *** (OPEN) General Ability To Repay Provision Income and Assets - Wages: Ability to Repay (Dodd-Frank 2014):  Unable to verity income due to, missing  W-2, Paystub, LES, ETS or WVOE. (XXX XXX/Wages) - EV3                                                                                          records.
                                                          *** (OPEN) The verification of employment is not within 10 business days of the Note.: Borrower:  Employment Type: Employment / Income Type: Wages / Start Date: 01/XX/2010                                                   *** (OPEN) General Ability To Repay Provision Income and Assets - Wages: Ability to Repay (Dodd-Frank 2014):  Unable to verity income due to, missing  W-2, Paystub, LES, ETS or WVOE. (XXX XXX/Wages) - EV3                                                                                          COMMENT: 2021/XX/08: Missing income documentation;  loan is waterfalling to standard QM/ATR documentation requirements.
                                                          XXX // Employment Type: Employment / Income Type: Wages / Start Date: 01/XX/2010 - EV3            COMMENT: 2021/XX/08: VVOE was not provided                                                                                  *** (OPEN) QM Employment History: Qualified Mortgage (Dodd-Frank 2014): Employment history requirement not met. (XXX/8364664) - EV3                                                                                                                                                                   *** (OPEN) General Ability To Repay Provision Employment - W-2: Ability to Repay (Dodd-Frank 2014): Unable to verify current Wages/W-2 employment status using reasonably
                                                          *** (OPEN) The verification of employment is not within 10 business days of the Note.: Borrower:  *** (OPEN) The verification of employment is not within 10 business days of the Note.: Borrower: XXX //                     *** (OPEN) QM Required Credit Report Not Provided to Evidence Debts: Qualified Mortgage (Dodd-Frank 2014): The loan file does not contain a Credit report to evidence the consumers outstanding liabilities. (XXX/8364664) - EV3                                                                      reliable third-party records. (XXX XXX/Wages)
                                                          XXX // Employment Type: Employment / Income Type: Wages / Start Date: 07/XX/2015 - EV3            Employment Type: Employment / Income Type: Wages / Start Date: 07/XX/2015                                                   *** (OPEN) QM Required Credit Report Not Provided to Evidence Debts: Qualified Mortgage (Dodd-Frank 2014): The loan file does not contain a Credit report to evidence the consumers outstanding liabilities. (XXX/8364663) - EV3                                                                      COMMENT: 2021/XX/08: Missing VVOE and income documentation for B-1 and B-2.
                                                          *** (OPEN) The verification of employment is not within 10 business days of the Note.: Borrower:  COMMENT: 2021/XX/08: VVOE was not provided                                                                                  *** (OPEN) Wages Documentation: Qualified Mortgage (Dodd-Frank 2014):  Unable to verity income due to, missing  W-2, Paystub, LES, ETS or WVOE. (XXX XXX/Wages) - EV3                                                                                                                                 *** (OPEN) General Ability To Repay Provision Employment - W-2: Ability to Repay (Dodd-Frank 2014): Unable to verify current Wages/W-2 employment status using reasonably
                                                          XXX // Employment Type: Employment / Income Type: Wages / Start Date: 04/XX/2008 - EV3            *** (OPEN) The verification of employment is not within 10 business days of the Note.: Borrower: XXX //                     *** (OPEN) Wages Documentation: Qualified Mortgage (Dodd-Frank 2014):  Unable to verity income due to, missing  W-2, Paystub, LES, ETS or WVOE. (XXX XXX/Wages) - EV3                                                                                                                                 reliable third-party records. (XXX XXX/Wages)
                                                          *** (OPEN) The verification of employment is not within 10 business days of the Note.: Borrower:  Employment Type: Employment / Income Type: Wages / Start Date: 04/XX/2008                                                   *** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing. - EV2                                                                  COMMENT: 2021/XX/08: Missing income documentation;  loan is waterfalling to standard QM/ATR documentation requirements.
                                                          XXX // Employment Type: Employment / Income Type: Wages / Start Date: 01/XX/2016 - EV3            COMMENT: 2021/XX/08: VVOE was not provided                                                                                  *** (OPEN) ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/05/XX/2016) - EV2               *** (OPEN) General Ability To Repay Provision Income and Assets - Wages: Ability to Repay (Dodd-Frank 2014):  Unable to verity income due to, missing  W-2, Paystub, LES, ETS or
                                                          *** (OPEN) The verification of employment is required and was not found in file.: Borrower: XXX   *** (OPEN) The verification of employment is not within 10 business days of the Note.: Borrower: XXX //                     *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2016 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2                     WVOE. (XXX XXX/Wages)
                                                          // Employment Type: Employment / Income Type: Wages / Start Date: 07/XX/2015 - EV3                Employment Type: Employment / Income Type: Wages / Start Date: 01/XX/2016                                                   *** (OPEN) NMLS - Missing Evidence of Initial Loan Application Date: Truth in Lending Act (NMLSR Dodd- Frank 2014): Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date. - EV2                                                     COMMENT: 2021/XX/08: Missing income documentation;  loan is waterfalling to standard QM/ATR documentation requirements.
                                                          *** (OPEN) The verification of employment is required and was not found in file.: Borrower: XXX   COMMENT: 2021/XX/08: VVOE was not provided                                                                                  *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2                                                                                                                                                                                 *** (OPEN) General Ability To Repay Provision Income and Assets - Wages: Ability to Repay (Dodd-Frank 2014):  Unable to verity income due to, missing  W-2, Paystub, LES, ETS or
                                                          // Employment Type: Employment / Income Type: Wages / Start Date: 04/XX/2008 - EV3                *** (OPEN) The verification of employment is required and was not found in file.: Borrower: XXX // Employment               *** (OPEN) Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings. - EV2                                                                                                                     WVOE. (XXX XXX/Wages)
                                                          *** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most   Type: Employment / Income Type: Wages / Start Date: 07/XX/2015                                                              *** (OPEN) QM Employment History - Current Employment Documentation lacks Date Info: Qualified Mortgage (Dodd-Frank 2014): Missing Employment Dates to verify two years current employment. (XXX/8364663) - EV2                                                                                       COMMENT: 2021/XX/08: Missing income documentation;  loan is waterfalling to standard QM/ATR documentation requirements.
                                                          recent FEMA disaster. - EV1                                                                       COMMENT: 2021/XX/08: VVOE was not provided                                                                                  *** (OPEN) RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List of Homeownership Counseling Organizations to borrower. - EV2                                                                             *** (OPEN) QM Employment History: Qualified Mortgage (Dodd-Frank 2014): Employment history requirement not met. (XXX/8364664)
                                                                                                                                                            *** (OPEN) The verification of employment is required and was not found in file.: Borrower: XXX // Employment               *** (OPEN) TRID Final Closing Disclosure Projected P&I Payment Min Payment Fixed Rate Initial Payment: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on 06/XX/2016 disclosed a periodic principal and interest payment for payment stream 1 that does not  COMMENT: 2021/XX/08: Missing income documentation;  loan is waterfalling to standard QM/ATR documentation requirements.
                                                                                                                                                            Type: Employment / Income Type: Wages / Start Date: 04/XX/2008                                                              match the actual payment for the loan. (ProjSeq:1/1559410) - EV2                                                                                                                                                                                                                                      *** (OPEN) QM Required Credit Report Not Provided to Evidence Debts: Qualified Mortgage (Dodd-Frank 2014): The loan file does not contain a Credit report to evidence the
                                                                                                                                                            COMMENT: 2021/XX/08: VVOE was not provided                                                                                  *** (OPEN) TRID Final Closing Disclosure Will Have Escrow -  Monthly Escrow Payment: TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on 06/XX/2016 disclosed the Monthly Escrow Payment that does not match the actual escrow payment for the loan.            consumers outstanding liabilities. (XXX/8364664)
                                                                                                                                                            *** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA                 (Final/06/XX/2016) - EV2                                                                                                                                                                                                                                                                              COMMENT: 2021/XX/08: Missing Credit Report.
                                                                                                                                                            disaster.                                                                                                                   *** (OPEN) TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (Final/06/XX/2016) - EV2                                                                        *** (OPEN) QM Required Credit Report Not Provided to Evidence Debts: Qualified Mortgage (Dodd-Frank 2014): The loan file does not contain a Credit report to evidence the
                                                                                                                                                            COMMENT: 2021/XX/08: The property is located in XXX, CA.  Provide a post-disaster inspection verifying there                *** (OPEN) TRID Initial Loan Estimate Timing Electronically Provided: TILA-RESPA Integrated Disclosure: Loan Estimate not delivered to Borrower(s) within three (3) business days of application. Initial Loan Estimate dated 02/XX/2016 was electronically provided without or prior to borrower's   consumers outstanding liabilities. (XXX/8364663)
                                                                                                                                                            was no damage from XXX.  The inspection must include exterior photos and the property must be re-inspected on               consent to receive electronic disclosures. Failure to comply with the provisions of the E-Sign Act and failure to provide good faith estimate of fees timely may result in additional fee tolerance violations. (Initial/02/XX/2016) - EV2                                                            COMMENT: 2021/XX/08: Missing Credit Report.
                                                                                                                                                            or after XX/XX/XXXX.                                                                                                        *** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7200) - EV2 *** (OPEN) Wages Documentation: Qualified Mortgage (Dodd-Frank 2014):  Unable to verity income due to, missing  W-2, Paystub, LES, ETS or WVOE. (XXX XXX/Wages)
                                                                                                                                                                                                                                                                                        *** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV1                                                                                                                                                                                                                                      COMMENT: 2021/XX/08: Missing income documentation;  loan is waterfalling to standard QM/ATR documentation requirements.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              *** (OPEN) Wages Documentation: Qualified Mortgage (Dodd-Frank 2014):  Unable to verity income due to, missing  W-2, Paystub, LES, ETS or WVOE. (XXX XXX/Wages)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              COMMENT: 2021/XX/08: Missing income documentation;  loan is waterfalling to standard QM/ATR documentation requirements.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              *** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              Date used to determine rate used for testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              COMMENT: 2021/XX/08: Rate lock agreement was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              *** (OPEN) ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/05/XX/2016)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              COMMENT: 2021/XX/08: Missing evidence of Borrower receipt of appraisal
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2016 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              COMMENT: 2021/XX/08: Missing Initial application
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              *** (OPEN) NMLS - Missing Evidence of Initial Loan Application Date: Truth in Lending Act (NMLSR Dodd- Frank 2014): Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              COMMENT: 2021/XX/08: Missing Initial application
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              COMMENT: 2021/XX/08: Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              *** (OPEN) QM Employment History - Current Employment Documentation lacks Date Info: Qualified Mortgage (Dodd-Frank 2014): Missing Employment Dates to verify two years current employment. (XXX/8364663)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              COMMENT: 2021/XX/08: Missing income documentation;  loan is waterfalling to standard QM/ATR documentation requirements.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              *** (OPEN) RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List of Homeownership
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              Counseling Organizations to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              COMMENT: 2021/XX/08: Missing List of Homeownership Counseling.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              *** (OPEN) TRID Final Closing Disclosure Projected P&I Payment Min Payment Fixed Rate Initial Payment: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              Disclosure provided on 06/XX/2016 disclosed a periodic principal and interest payment for payment stream 1 that does not match the actual payment for the loan.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              (ProjSeq:1/1559410)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              COMMENT: 2021/XX/08: The escrow payment of taxes and insurance is $XXX/month.  Page 1 of the CD reflects $XXX/month.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              *** (OPEN) TRID Final Closing Disclosure Will Have Escrow -  Monthly Escrow Payment: TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              06/XX/2016 disclosed the Monthly Escrow Payment that does not match the actual escrow payment for the loan. (Final/06/XX/2016)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              COMMENT: 2021/XX/08: The escrow payment of taxes and insurance is $XXX/month.  Page 1 of the CD reflects $XXX/month.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              *** (OPEN) TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (Final/06/XX/2016)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              COMMENT: 2021/XX/08: Missing evidence of receipt three days prior to closing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              *** (OPEN) TRID Initial Loan Estimate Timing Electronically Provided: TILA-RESPA Integrated Disclosure: Loan Estimate not delivered to Borrower(s) within three (3) business days of application. Initial Loan Estimate dated 02/XX/2016 was electronically provided without or prior to borrower's consent to receive electronic disclosures. Failure to comply with the provisions of the E-Sign Act and failure to provide good faith estimate of fees timely may result in additional fee tolerance violations. (Initial/02/XX/2016)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              COMMENT: 2021/XX/08: Missing E-sign consent Agreement
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              *** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              Points.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7200)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              COMMENT: 2021/XX/08: Loan discount fee increased from $XXX to $XXX and no change of circumstance or cost to cure.
2779663050 XXX       XXX       XXX       2        1       *** (OPEN) Missing Document: Missing Final 1003 - EV1                                                                                                                                                             2           *** (OPEN) Maryland Ability to Repay Not Verified: Maryland SB270:  Borrower's ability to repay not verified with reliable documentation. - EV2                                                                                                                                                       *** (OPEN) TRID Revised Loan Estimate Issue Date >  Closing Disclosure Issue Date: TILA-RESPA Integrated Disclosure: Revised Loan Estimate provided on or after the date the      B           B           Yes      No                   MD    11/XX/2015   Refinance     Primary     XXX        $XXX                  Temporary    Temporary
                                                                                                                                                                                                                                                                                        *** (OPEN) TILA NMLSR - Individual Originator NMLS information on documents does not match NMLS website: Truth in Lending Act (NMLSR Dodd- Frank 2014): Individual Loan Originator NMLSR information on loan documents does not match NMLSR. - EV2                                                    Closing Disclosure was provided. (Interim/11/XX/2015)                                                                                                                                                                                                                                                                 SHQM         SHQM
                                                                                                                                                                                                                                                                                        *** (OPEN) TRID Revised Loan Estimate Issue Date >  Closing Disclosure Issue Date: TILA-RESPA Integrated Disclosure: Revised Loan Estimate provided on or after the date the Closing Disclosure was provided. (Interim/11/XX/2015) - EV2                                                              COMMENT: 2021/XX/07: Loan Estimate provided 11/XX/2015 and signed same day.                                                                                                                                                                                                                                           (GSE/Agency  (GSE/Agency
                                                                                                                                                                                                                                                                                        *** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7506) - EV2        *** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee.  Fee                                                                                                                                      Eligible)    Eligible)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7506)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              COMMENT: 2021/XX/07: Appraisal fee was increased from $XXX to $XXX which is difference of $XXX and no chance of circumstance provided in the file.
3486771649 XXX       XXX       XXX       3        3       *** (OPEN) Missing Document: Fraud Report not provided - EV3                                                                                                                                                      2           *** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing. - EV2                                                                                                                                                                                                                                                    B           B           Yes      Yes       Final HUD1 AL    6/XX/2015    Purchase      Primary     XXX        $XXX                  Temporary    Temporary
                                                          *** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most                                                                                                                               *** (OPEN) RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan. - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                                                             SHQM         SHQM
                                                          recent FEMA disaster. - EV1                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               (GSE/Agency  (GSE/Agency
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Eligible)    Eligible)
3054529385 XXX       XXX       XXX       3        3       *** (OPEN) AUS Findings: Investor qualifying total debt ratio discrepancy. - EV3                  *** (OPEN) AUS Findings: Investor qualifying total debt ratio discrepancy.                                      3           *** (OPEN) General Ability To Repay - Missing Investor Guideline Qualifying Total Debt Ratio: Unable to complete ATR testing due to missing investor guideline qualifying total debt ratio. - EV3                                                                                                     *** (OPEN) General Ability To Repay Provision Credit History: Ability to Repay (Dodd-Frank 2014): Unable to verify debt obligations using reasonably reliable third-party         C           C           Yes      Yes       Final HUD1 FL    3/XX/2015    Refinance     Primary     XXX        $XXX                  UTD          ATR Fail
                                                          *** (OPEN) AUS Findings: Representative FICO score discrepancy. - EV3                             COMMENT: 2021/XX/06: Required employment and income documentation not provided                                              *** (OPEN) General Ability To Repay Provision Credit History: Ability to Repay (Dodd-Frank 2014): Unable to verify debt obligations using reasonably reliable third-party records. - EV3                                                                                                              records.
                                                          *** (OPEN) Employment was not verified within 10 days of the note date.: Borrower: XXX //         *** (OPEN) AUS Findings: Representative FICO score discrepancy.                                                             *** (OPEN) General Ability To Repay Provision Employment - W-2: Ability to Repay (Dodd-Frank 2014): Unable to verify current Wages/W-2 employment status using reasonably reliable third-party records. (XXX XXX/Wages) - EV3                                                                         COMMENT: 2021/XX/06: Credit report missing, and required employment and income documentation not provided
                                                          Employment Type: Employment / Income Type: Wages / Start Date: 03/XX/2011 - EV3                   COMMENT: 2021/XX/06: Missing credit report                                                                                  *** (OPEN) General Ability To Repay Provision Income and Assets - Non-Employment Income Doc Source NULL: Ability to Repay (Dodd-Frank 2014): Unable to verify alternate income source using reasonably reliable third-party records. (XXX Retired/Pension) - EV3                                      *** (OPEN) General Ability To Repay Provision Employment - W-2: Ability to Repay (Dodd-Frank 2014): Unable to verify current Wages/W-2 employment status using reasonably
                                                          *** (OPEN) FEMA Disaster Issue: Property is located in a FEMA Disaster area and has not been      *** (OPEN) Income Docs Missing:: Borrower: XXX                                                                              *** (OPEN) General Ability To Repay Provision Income and Assets - Wages: Ability to Repay (Dodd-Frank 2014):  Unable to verity income due to, missing  W-2, Paystub, LES, ETS or WVOE. (XXX XXX/Wages) - EV3                                                                                          reliable third-party records. (XXX XXX/Wages)
                                                          inspected. - EV3                                                                                  COMMENT: 2021/XX/06: Required income documents per AUS not provided                                                         *** (OPEN) General Ability To Repay Provision Investor Guidelines: Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or more guideline components, the loan is at ATR risk. - EV3                                                                                                     COMMENT: 2021/XX/06: Required employment and income documentation not provided
                                                          *** (OPEN) Income Docs Missing:: Borrower: XXX - EV3                                              *** (OPEN) Missing Document: Verification of Rent (VOR) / Verification of Mortgage (VOM) not provided                       *** (OPEN) Retirement Documentation: Qualified Mortgage (Dodd-Frank 2014): Retirement income documentation insufficient. (XXX Retired/Pension) - EV3                                                                                                                                                  *** (OPEN) General Ability To Repay Provision Income and Assets - Non-Employment Income Doc Source NULL: Ability to Repay (Dodd-Frank 2014): Unable to verify alternate income
                                                          *** (OPEN) Missing Document: Credit Report not provided - EV3                                     COMMENT: 2021/XX/06: Subject property second lien mortgage payment history not documented as required per AUS.              *** (OPEN) Unknown Loan Designation Test: Ability to Repay / Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation not provided. Due Diligence Loan Designation is ATR Fail. - EV3                                                                                                        source using reasonably reliable third-party records. (XXX Retired/Pension)
                                                          *** (OPEN) Missing Document: Fraud Report not provided - EV3                                      *** (OPEN) The Verification of Rent (VOR) / Verification of Mortgage (VOM) is required and was not found in                 *** (OPEN) Wages Documentation: Qualified Mortgage (Dodd-Frank 2014):  Unable to verity income due to, missing  W-2, Paystub, LES, ETS or WVOE. (XXX XXX/Wages) - EV3                                                                                                                                 COMMENT: 2021/XX/06: Required employment and income documentation not provided
                                                          *** (OPEN) Missing Document: Note - Subordinate Lien not provided - EV3                           file.                                                                                                                       *** (OPEN) (Doc Error) Initial GFE not provided - EV2                                                                                                                                                                                                                                                 *** (OPEN) General Ability To Repay Provision Income and Assets - Wages: Ability to Repay (Dodd-Frank 2014):  Unable to verity income due to, missing  W-2, Paystub, LES, ETS or
                                                          *** (OPEN) Missing Document: Verification of Rent (VOR) / Verification of Mortgage (VOM) not      COMMENT: 2021/XX/06: Second lien mortgage payment history not documented as required per AUS                                *** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing. - EV2                                                                  WVOE. (XXX XXX/Wages)
                                                          provided - EV3                                                                                                                                                                                                                *** (OPEN) ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Missing: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide "Right to Receive a Copy" appraisal disclosure to consumer. - EV2                                                                                 COMMENT: 2021/XX/06: Required employment and income documentation not provided
                                                          *** (OPEN) Missing evidence of lien position on Other Financing.: Lien Position: 2 - EV3                                                                                                                                      *** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2                                                                                                                                                                             *** (OPEN) General Ability To Repay Provision Investor Guidelines: Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or more guideline components, the loan is at
                                                          *** (OPEN) The Verification of Rent (VOR) / Verification of Mortgage (VOM) is required and was                                                                                                                                *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2015 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2                     ATR risk.
                                                          not found in file. - EV3                                                                                                                                                                                                      *** (OPEN) NMLS - Missing Evidence of Initial Loan Application Date: Truth in Lending Act (NMLSR Dodd- Frank 2014): Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date. - EV2                                                     COMMENT: 2021/XX/06: Required employment and income documentation not provided
                                                                                                                                                                                                                                                                                        *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2                                                                                                                                                                                 *** (OPEN) Retirement Documentation: Qualified Mortgage (Dodd-Frank 2014): Retirement income documentation insufficient. (XXX Retired/Pension)
                                                                                                                                                                                                                                                                                        *** (OPEN) Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings. - EV2                                                                                                                     COMMENT: 2021/XX/06: Required employment and income documentation not provided
                                                                                                                                                                                                                                                                                        *** (OPEN) QM Employment History - Current Employment Documentation lacks Date Info: Qualified Mortgage (Dodd-Frank 2014): Missing Employment Dates to verify two years current employment. (XXX/8364709) - EV2                                                                                       *** (OPEN) Unknown Loan Designation Test: Ability to Repay / Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation not provided. Due Diligence Loan Designation is
                                                                                                                                                                                                                                                                                        *** (OPEN) RESPA -  Initial GFE Missing: RESPA: Initial GFE not provided to Borrower(s). - EV2                                                                                                                                                                                                        ATR Fail.
                                                                                                                                                                                                                                                                                        *** (OPEN) RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List of Homeownership Counseling Organizations to borrower. - EV2                                                                             COMMENT: 2021/XX/06: Missing required documentation to support QM loan designation
                                                                                                                                                                                                                                                                                        *** (OPEN) RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement. - EV2                                                                                                                       *** (OPEN) Wages Documentation: Qualified Mortgage (Dodd-Frank 2014):  Unable to verity income due to, missing  W-2, Paystub, LES, ETS or WVOE. (XXX XXX/Wages)
                                                                                                                                                                                                                                                                                        *** (OPEN) TIL-MDIA - Initial TIL Missing: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not provided to the borrower. - EV2                                                                                                                                                           COMMENT: 2021/XX/06: Required employment and income documentation not provided
                                                                                                                                                                                                                                                                                        *** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV1                                                                                                                                                                                                                                      *** (OPEN) QM Employment History - Current Employment Documentation lacks Date Info: Qualified Mortgage (Dodd-Frank 2014): Missing Employment Dates to verify two years current employment. (XXX/8364709)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              COMMENT: 2021/XX/06: Required employment and income documentation not provided
3108891397 XXX       XXX       XXX       3        3       *** (OPEN) Asset documentation requirements not met. - EV3                                        *** (OPEN) Asset documentation requirements not met.                                                            3           *** (OPEN) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due Diligence Loan Designation of ATR Fail. - EV3                                                                              *** (OPEN) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due        C           C           Yes      Yes       Final HUD1 OR    3/XX/2015    Purchase      Primary     XXX        $XXX                  Temporary    ATR Fail
                                                          *** (OPEN) Income Docs Missing:: Borrower: XXX - EV3                                              COMMENT: 2021/XX/06: All Assets requirements were not provided.                                                             *** (OPEN) General Ability To Repay Provision Income and Assets - Assets: Ability to Repay (Dodd-Frank 2014): Unable to verify assets using reasonably reliable third-party records. (Earnest Money Deposit/Earnest Money Deposit) - EV3                                                              Diligence Loan Designation of ATR Fail.                                                                                                                                                                                                                                                                               SHQM
                                                          *** (OPEN) Income documentation requirements not met. - EV3                                       *** (OPEN) Income documentation requirements not met.                                                                       *** (OPEN) Other Income - Not to be used for qualifying: Qualified Mortgage (Dodd-Frank 2014): Income used to qualify borrower(s) not permitted for use under Appendix Q. (XXX XXX/Other) - EV3                                                                                                       COMMENT: 2021/XX/13: Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due Diligence Loan Designation of ATR Fail.                                                                                                                                                                   (GSE/Agency
                                                          *** (OPEN) Missing Document: Account Statements - Personal not provided - EV3                     COMMENT: 2021/XX/06: All Income requirements were not provided.                                                             *** (OPEN) Social Security Documentation: Qualified Mortgage (Dodd-Frank 2014): Social Security income documentation insufficient. (XXX Social Security Administration/Social Security) - EV3                                                                                                         *** (OPEN) General Ability To Repay Provision Income and Assets - Assets: Ability to Repay (Dodd-Frank 2014): Unable to verify assets using reasonably reliable third-party                                                                                                                                           Eligible)
                                                          *** (OPEN) Missing Document: Fraud Report not provided - EV3                                      *** (OPEN) REO Documents are missing.: Address: XXX, OR, Address: XXX, OR                                                   *** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing. - EV2                                                                  records. (Earnest Money Deposit/Earnest Money Deposit)
                                                          *** (OPEN) Missing Document: Purchase Agreement / Sales Contract not provided - EV3               COMMENT: 2021/XX/06: Missing Profile Property Report showing Free & Clear and missing evidence of Tax and                   *** (OPEN) ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/03/XX/2015) - EV2               COMMENT: 2021/XX/06: Missing all required assets.
                                                          *** (OPEN) REO Documents are missing.: Address: XXX, OR, Address: XXX, OR - EV3                   Insurance/                                                                                                                  *** (OPEN) ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Missing: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide "Right to Receive a Copy" appraisal disclosure to consumer. - EV2
                                                          *** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most                                                                                                                               *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2015 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                          recent FEMA disaster. - EV1                                                                                                                                                                                                   *** (OPEN) NMLS - Missing Evidence of Initial Loan Application Date: Truth in Lending Act (NMLSR Dodd- Frank 2014): Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List of Homeownership Counseling Organizations to borrower. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
3696309355 XXX       XXX       XXX       3        3       *** (OPEN) AUS Findings: Available for Closing discrepancy. - EV3                                 *** (OPEN) AUS Findings: Available for Closing discrepancy.                                                     3           *** (OPEN) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due Diligence Loan Designation of ATR Fail. - EV3                                                                              *** (OPEN) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due        C           C           Yes      Yes       Final HUD1 CA    3/XX/2015    Purchase      Primary     XXX        $XXX                  Temporary    ATR Fail
                                                          *** (OPEN) AUS Findings: Available for Reserves discrepancy. - EV3                                COMMENT: 2021/XX/12: Missing evidence of assets reflected on 1003 and AUS                                                   *** (OPEN) General Ability To Repay Provision Credit History: Ability to Repay (Dodd-Frank 2014): Unable to verify debt obligations using reasonably reliable third-party records. - EV3                                                                                                              Diligence Loan Designation of ATR Fail.                                                                                                                                                                                                                                                                               SHQM
                                                          *** (OPEN) AUS Findings: Representative FICO score discrepancy. - EV3                             *** (OPEN) AUS Findings: Available for Reserves discrepancy.                                                                *** (OPEN) General Ability To Repay Provision Employment - Schedule C Test: Ability-to-Repay (Dodd-Frank 2014): Unable to verify current Sole Proprietorship status using reasonably reliable third-party records. (XXX XXX/Schedule C) - EV3                                                         COMMENT: 2021/XX/06: Loan Designation of Temporary SHQM                                                                                                                                                                                                                                                               (GSE/Agency
                                                          *** (OPEN) Available for Closing is insufficient to cover Cash From Borrower. - EV3               COMMENT: 2021/XX/12: Missing assets reflected on 1003 and AUS                                                               *** (OPEN) General Ability To Repay Provision Income and Assets - Schedule C: Ability to Repay (Dodd-Frank 2014): Unable to verify Sole Proprietorship income using reasonably reliable third-party records. (XXX XXX/Schedule C) - EV3                                                               *** (OPEN) General Ability To Repay Provision Credit History: Ability to Repay (Dodd-Frank 2014): Unable to verify debt obligations using reasonably reliable third-party                                                                                                                                             Eligible)
                                                          *** (OPEN) Income Docs Missing:: Borrower: XXX - EV3                                              *** (OPEN) AUS Findings: Representative FICO score discrepancy.                                                             *** (OPEN) Income Method of Calculation: Qualified Mortgage (Dodd-Frank 2014): The Method used to calculate the qualifying monthly income is not supported by the earnings history/trend. (XXX XXX/Schedule C) - EV3                                                                                  records.
                                                          *** (OPEN) Missing Document: Account Statements - Personal not provided - EV3                     COMMENT: 2021/XX/06: Credit report not provided                                                                             *** (OPEN) QM DTI: Qualified Mortgage (Dodd-Frank 2014): Total Debt to Income Ratio exceeds 43% and the images do not provide evidence loan is eligible for purchase, guarantee or insurance by the appropriate agency. - EV3                                                                         COMMENT: 2021/XX/06: Credit report not provided
                                                          *** (OPEN) Missing Document: Cancelled Check(s) not provided - EV3                                *** (OPEN) Available for Closing is insufficient to cover Cash From Borrower.                                               *** (OPEN) QM Required Credit Report Not Provided to Evidence Debts: Qualified Mortgage (Dodd-Frank 2014): The loan file does not contain a Credit report to evidence the consumers outstanding liabilities. (XXX/8231592) - EV3                                                                      *** (OPEN) General Ability To Repay Provision Employment - Schedule C Test: Ability-to-Repay (Dodd-Frank 2014): Unable to verify current Sole Proprietorship status using
                                                          *** (OPEN) Missing Document: Credit Report not provided - EV3                                     COMMENT: 2021/XX/12: Missing assets reflected on 1003 and AUS                                                               *** (OPEN) QM Required Credit Report Not Provided to Evidence Debts: Qualified Mortgage (Dodd-Frank 2014): The loan file does not contain a Credit report to evidence the consumers outstanding liabilities. (XXX/8231591) - EV3                                                                      reasonably reliable third-party records. (XXX XXX/Schedule C)
                                                          *** (OPEN) Missing Document: Fraud Report not provided - EV3                                                                                                                                                                  *** (OPEN) Sole Proprietorship Income Documentation Test: Qualified Mortgage (Dodd-Frank 2014): Self-employed income documentation not sufficient (Sole Proprietorship). (XXX XXX/Schedule C) - EV3                                                                                                   COMMENT: 2021/XX/06: Missing all income documents
                                                          *** (OPEN) Missing Document: Official Check not provided - EV3                                                                                                                                                                *** (OPEN) VA Benefits Verification: Qualified Mortgage (Dodd-Frank 2014): Non-Military Allowance or Flight / Hazard Pay income documentation requirement not met. (XXX VA Beneffits (Non- Educational)/VA Service Related Disability) - EV3                                                          *** (OPEN) General Ability To Repay Provision Income and Assets - Schedule C: Ability to Repay (Dodd-Frank 2014): Unable to verify Sole Proprietorship income using reasonably
                                                          *** (OPEN) Missing Document: Purchase Agreement / Sales Contract not provided - EV3                                                                                                                                           *** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing. - EV2                                                                  reliable third-party records. (XXX XXX/Schedule C)
                                                          *** (OPEN) REO Documents are missing.: Address: XXX, CA - EV3                                                                                                                                                                 *** (OPEN) 2011 TIL-MDIA - Introductory Escrow Payment Inaccurate: Truth in Lending Act (MDIA 2011):  The amount of taxes and insurance, including any mortgage insurance, on the Final TIL does not match the amount of taxes and insurance, including any mortgage insurance, for the loan. - EV2   COMMENT: 2021/XX/06: Income docs not provided
                                                                                                                                                                                                                                                                                        *** (OPEN) 2011 TIL-MDIA Rate-Payment Summary Table - Introductory Total Payment (PITI) Inaccurate: Truth in Lending Act (MDIA 2011):  Total payment amount (PITI) on the Final TIL does not match the total payment amount for the loan. - EV2                                                       *** (OPEN) Income Method of Calculation: Qualified Mortgage (Dodd-Frank 2014): The Method used to calculate the qualifying monthly income is not supported by the earnings
                                                                                                                                                                                                                                                                                        *** (OPEN) ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/03/XX/2015) - EV2               history/trend. (XXX XXX/Schedule C)
                                                                                                                                                                                                                                                                                        *** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2                                                                                                                                                                             COMMENT: 2021/XX/12: Missing all income documents
                                                                                                                                                                                                                                                                                        *** (OPEN) QM Employment History - Current Employment Documentation lacks Date Info: Qualified Mortgage (Dodd-Frank 2014): Missing Employment Dates to verify two years current employment. (XXX/8231591) - EV2                                                                                       *** (OPEN) QM DTI: Qualified Mortgage (Dodd-Frank 2014): Total Debt to Income Ratio exceeds 43% and the images do not provide evidence loan is eligible for purchase, guarantee
                                                                                                                                                                                                                                                                                        *** (OPEN) RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges. - EV2                                                         or insurance by the appropriate agency.
                                                                                                                                                                                                                                                                                        *** (OPEN) RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet. - EV2                                                                                                                                                COMMENT: 2021/XX/06: Total Debt to Income Ratio exceeds 43%
                                                                                                                                                                                                                                                                                        *** (OPEN) RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List of Homeownership Counseling Organizations to borrower. - EV2                                                                             *** (OPEN) QM Required Credit Report Not Provided to Evidence Debts: Qualified Mortgage (Dodd-Frank 2014): The loan file does not contain a Credit report to evidence the
                                                                                                                                                                                                                                                                                        *** (OPEN) RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement. - EV2                                                                                                                       consumers outstanding liabilities. (XXX/8231592)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              COMMENT: 2021/XX/12: Missing Credit Report
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              *** (OPEN) QM Required Credit Report Not Provided to Evidence Debts: Qualified Mortgage (Dodd-Frank 2014): The loan file does not contain a Credit report to evidence the consumers outstanding liabilities. (XXX/8231591)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              COMMENT: 2021/XX/12: Missing Credit Report
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              *** (OPEN) Sole Proprietorship Income Documentation Test: Qualified Mortgage (Dodd-Frank 2014): Self-employed income documentation not sufficient (Sole Proprietorship). (XXX
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              XXX/Schedule C)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              COMMENT: 2021/XX/06: Missing all income docs
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              *** (OPEN) VA Benefits Verification: Qualified Mortgage (Dodd-Frank 2014): Non-Military Allowance or Flight / Hazard Pay income documentation requirement not met. (XXX VA
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              Beneffits (Non- Educational)/VA Service Related Disability)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              COMMENT: 2021/XX/06: Missing evidence of receipt of income and Benefit Letter
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              *** (OPEN) 2011 TIL-MDIA - Introductory Escrow Payment Inaccurate: Truth in Lending Act (MDIA 2011):  The amount of taxes and insurance, including any mortgage insurance, on the
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              Final TIL does not match the amount of taxes and insurance, including any mortgage insurance, for the loan.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              COMMENT: 2021/XX/06: The final TIL disclosed the Amount of Escrowed as $XXX; however the (taxes and insurance are $XXX per year.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              *** (OPEN) 2011 TIL-MDIA Rate-Payment Summary Table - Introductory Total Payment (PITI) Inaccurate: Truth in Lending Act (MDIA 2011):  Total payment amount (PITI) on the Final
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              TIL does not match the total payment amount for the loan.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              COMMENT: 2021/XX/06: The final TIL disclosed the Amount of Escrowed as $XXX; however the (taxes and insurance are $XXX per year.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              *** (OPEN) QM Employment History - Current Employment Documentation lacks Date Info: Qualified Mortgage (Dodd-Frank 2014): Missing Employment Dates to verify two years current employment. (XXX/8231591)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              COMMENT: 2021/XX/06: Income docs not provided
3603052911 XXX       XXX       XXX       3        3       *** (OPEN) Missing Document: Fraud Report not provided - EV3                                      *** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA     2           *** (OPEN) TRID Final Closing Disclosure Finance Charge: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on 03/XX/2017 disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan (fee amounts included in   *** (OPEN) TRID Final Closing Disclosure Finance Charge: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on 03/XX/2017 disclosed an       B           B           Yes      No                   TX    3/XX/2017    Refinance     Primary     XXX        $XXX                  Temporary    Temporary
                                                          *** (OPEN) No evidence of fraud report in file: Credit Report: Original // Borrower: XXX - EV3    disaster.                                                                                                                   Finance Charge calculation are based on Closing Disclosure dated 03/XX/2017). (Final/03/XX/2017) - EV2                                                                                                                                                                                                inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan (fee amounts included in Finance Charge calculation are based on Closing                                                                                                                                               SHQM         SHQM
                                                          *** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most   COMMENT: 2021/XX/05: The property is located in a FEMA disaster area.  Provide a post-disaster inspection                                                                                                                                                                                                                                                                                                                         Disclosure dated 03/XX/2017). (Final/03/XX/2017)                                                                                                                                                                                                                                                                      (GSE/Agency  (GSE/Agency
                                                          recent FEMA disaster. - EV1                                                                       verifying there was no damage.  The inspection must include exterior photos and the property must be re-                                                                                                                                                                                                                                                                                                                          COMMENT: 2021/XX/05: A Lender Credit in the amount of $XXX was included  in the amount of Prepaid Finance Charges on the final Itemization of Amount Financed.                                                                                                                                                        Eligible)    Eligible)
                                                                                                                                                            inspected on on or after XX/XX/XXXX declared end date.
3483908505 XXX       XXX       XXX       3        3       *** (OPEN) Insufficient Coverage: Hazard insurance coverage amount is insufficient. - EV3         *** (OPEN) Insufficient Coverage: Hazard insurance coverage amount is insufficient.                             2           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2                                                                                                                                                                                 *** (OPEN) TRID Final Closing Disclosure APR: TILA-RESPA Integrated Disclosure - Loan Calculations:  APR of 4.05200% on Final Closing Disclosure provided on 03/XX/2016 is under- B           B           Yes      No                   CA    3/XX/2016    Refinance     Primary     XXX        $XXX                  Temporary    Temporary
                                                          *** (OPEN) Missing Document: Fraud Report not provided - EV3                                      COMMENT: 2021/XX/10: Missing Replacement Cost Estimator to determine Lender's value.                                        *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2             disclosed from the calculated APR of 4.21350% outside of 0.125% tolerance. (Final/03/XX/2016)                                                                                                                                                                                                                         SHQM         SHQM
                                                          *** (OPEN) No evidence of fraud report in file: Credit Report: Original // Borrower: XXX - EV3    *** (OPEN) Refi Purpose reflects Rate/Term and cash out greater than the lesser of 2% of the loan amount or                 *** (OPEN) TRID Final Closing Disclosure APR: TILA-RESPA Integrated Disclosure - Loan Calculations:  APR of 4.05200% on Final Closing Disclosure provided on 03/XX/2016 is under-disclosed from the calculated APR of 4.21350% outside of 0.125% tolerance. (Final/03/XX/2016) - EV2                  COMMENT: 2021/XX/03: Confirmed the final APR is disclosed as 4.05200%                                                                                                                                                                                                                                                 (GSE/Agency  (GSE/Agency
                                                          *** (OPEN) Refi Purpose reflects Rate/Term and cash out greater than the lesser of 2% of the loan $XXX.                                                                                                                       *** (OPEN) TRID Final Closing Disclosure Finance Charge: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on 03/XX/2016 disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan (fee amounts included in   *** (OPEN) TRID Final Closing Disclosure Finance Charge: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on 03/XX/2016 disclosed an                                                                                                                                           Eligible)    Eligible)
                                                          amount or $XXX. - EV3                                                                             COMMENT: 2021/XX/03: The initial Closing Disclosure shows $XXX cash to borrower; however the final Closing                  Finance Charge calculation are based on Closing Disclosure dated 03/XX/2016). (Final/03/XX/2016) - EV2                                                                                                                                                                                                inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan (fee amounts included in Finance Charge calculation are based on Closing
                                                          *** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most   Disclosure shows $XXX cash from borrower.                                                                                   *** (OPEN) TRID Final Closing Disclosure Principal and Interest: TILA-RESPA Integrated Disclosure - Loan Terms: Final Closing Disclosure provided on 03/XX/2016 disclosed a Principal and Interest Payment that does not match the actual payment for the loan. (Final/03/XX/2016) - EV2              Disclosure dated 03/XX/2016). (Final/03/XX/2016)
                                                          recent FEMA disaster. - EV1                                                                       *** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA                 *** (OPEN) TRID Final Closing Disclosure Projected P&I Payment Min Payment Fixed Rate Initial Payment: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on 03/XX/2016 disclosed a periodic principal and interest payment for payment stream 1 that does not  COMMENT: 2021/XX/03: Disclosure reflects Finance Charges of $XXX however calculated Finance Charges reflects $XXX.
                                                                                                                                                            disaster.                                                                                                                   match the actual payment for the loan. (ProjSeq:1/1565604) - EV2                                                                                                                                                                                                                                      *** (OPEN) TRID Final Closing Disclosure Principal and Interest: TILA-RESPA Integrated Disclosure - Loan Terms: Final Closing Disclosure provided on 03/XX/2016 disclosed a
                                                                                                                                                            COMMENT: 2021/XX/03: The property is located in XXX, CA.  Provide a post-disaster inspection verifying there                *** (OPEN) TRID Lender Credit Tolerance Violation: TILA-RESPA Integrated Disclosure: Zero Percent Tolerance exceeded for Lender Credits. Final Lender Credit of -$XXX  is less than amount of binding Lender Credit previously disclosed in the amount of -$XXX. (9300) - EV2                         Principal and Interest Payment that does not match the actual payment for the loan. (Final/03/XX/2016)
                                                                                                                                                            was no damage from XXX.  The inspection must include exterior photos and the property must be re-inspected on                                                                                                                                                                                                                                                                                                                     COMMENT: 2021/XX/03: Taxes and Insurance Escrows are $XXX/month but the Final CD reflects the Taxes and Insurance Escrows are $XXX
                                                                                                                                                            or after XX/XX/XXXX.                                                                                                                                                                                                                                                                                                                                                                                                              *** (OPEN) TRID Final Closing Disclosure Projected P&I Payment Min Payment Fixed Rate Initial Payment: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              Disclosure provided on 03/XX/2016 disclosed a periodic principal and interest payment for payment stream 1 that does not match the actual payment for the loan.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              (ProjSeq:1/1565604)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              COMMENT: 2021/XX/03: Taxes and Insurance Escrows are $XXX/month but the Final CD reflects the Taxes and Insurance Escrows are $XXX
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              *** (OPEN) TRID Lender Credit Tolerance Violation: TILA-RESPA Integrated Disclosure: Zero Percent Tolerance exceeded for Lender Credits. Final Lender Credit of -$XXX  is less than amount of binding Lender Credit previously disclosed in the amount of -$XXX. (9300)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              COMMENT: 2021/XX/03: Missing Valid COC and no evidence of cure provided
3002607552 XXX       XXX       XXX       3        3       *** (OPEN) Missing Document: Fraud Report not provided - EV3                                                                                                                                                      1                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                   A           A           Yes      No                   IA    5/XX/2016    Refinance     Primary     XXX        $XXX                  Temporary    Temporary
                                                          *** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           SHQM         SHQM
                                                          recent FEMA disaster. - EV1                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               (GSE/Agency  (GSE/Agency
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Eligible)    Eligible)
2913537947 XXX       XXX       XXX       2        2       *** (OPEN) Income documentation requirements not met. - EV2                                       *** (OPEN) Income documentation requirements not met.                                                           2           *** (OPEN) Check Restated Loan Designation Match - QM / ATR: Ability to Repay / Qualified Mortgage (Dodd-Frank 2014): The initial Loan Designation provided did not match, however, the updated Loan Designation of Safe Harbor QM matches the Due Diligence Loan Designation of Safe Harbor QM. -    *** (OPEN) Check Restated Loan Designation Match - QM / ATR: Ability to Repay / Qualified Mortgage (Dodd-Frank 2014): The initial Loan Designation provided did not match,        B           B           Yes      No                   NE    4/XX/2016    Refinance     Primary     XXX        $XXX                  Temporary    Safe Harbor
                                                          *** (OPEN) The verification of employment is not within 10 business days of the Note.: Borrower:  COMMENT: 2023/XX/27: The AUS required a VVOE dated within 10 days prior to the note date.  However, the VVOE                EV2                                                                                                                                                                                                                                                                                                   however, the updated Loan Designation of Safe Harbor QM matches the Due Diligence Loan Designation of Safe Harbor QM.                                                                                                                                                                                                 SHQM         QM
                                                          XXX // Employment Type: Employment / Income Type: Wages / Start Date: 11/XX/2000 - EV2            was performed 3/XX/2016 which is 11 days prior to the note date of 4/XX/2016.                                               *** (OPEN) TRID Lender Credit Tolerance Violation: TILA-RESPA Integrated Disclosure: Zero Percent Tolerance exceeded for Lender Credits. Final Lender Credit of -$XXX  is less than amount of binding Lender Credit previously disclosed in the amount of -$XXX. (9300) - EV2                         COMMENT: 2023/XX/16: Loan designation was restated by client.                                                                                                                                                                                                                                                         (GSE/Agency
                                                          *** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most   *** (OPEN) The verification of employment is not within 10 business days of the Note.: Borrower: XXX //                     *** (OPEN) TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $XXX exceeds tolerance of $XXX plus 10% or $XXX.  Insufficient or no cure was provided to the borrower. (0) - EV2             *** (OPEN) TRID Lender Credit Tolerance Violation: TILA-RESPA Integrated Disclosure: Zero Percent Tolerance exceeded for Lender Credits. Final Lender Credit of -$XXX  is less                                                                                                                                        Eligible)
                                                          recent FEMA disaster. - EV1                                                                       Employment Type: Employment / Income Type: Wages / Start Date: 11/XX/2000                                                   *** (CLEARED) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due Diligence Loan Designation of Safe Harbor QM. - EV1                                                                     than amount of binding Lender Credit previously disclosed in the amount of -$XXX. (9300)
                                                                                                                                                            COMMENT: 2023/XX/27: The verification was performed on 3/XX/2016.                                                                                                                                                                                                                                                                                                                                                                 COMMENT: 2021/XX/09: A cure was not disclosed and a valid COC was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              *** (OPEN) TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $XXX exceeds tolerance of $XXX plus 10% or $XXX.  Insufficient or no cure was provided to the borrower. (0)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              COMMENT: 2021/XX/09: A cure was not disclosed and a valid COC was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              *** (CLEARED) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              Diligence Loan Designation of Safe Harbor QM.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              COMMENT: 2023/XX/16: Loan was AUS approved with a orignator Loan Designation of Temp SHQM.  However, an AUS requiref VVOE was not performed within 10 days prior to the Note date and the loan is water falling to standard ATR/QM documentation requirements.
3077381519 XXX       XXX       XXX       3        3       *** (OPEN) Missing Document: Fraud Report not provided - EV3                                                                                                                                                      1                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                   A           A           Yes      No                   NJ    3/XX/2016    Refinance     Primary     XXX        $XXX                  Temporary    Temporary
                                                          *** (OPEN) No evidence of fraud report in file: Credit Report: Original // Borrower: XXX, Credit                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          SHQM         SHQM
                                                          Report: Original // Borrower: XXX - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                   (GSE/Agency  (GSE/Agency
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Eligible)    Eligible)
3822354513 XXX       XXX       XXX       3        3       *** (OPEN) Guideline Issue:Insufficient asset documentation.: Financial Institution: XXX //                                                                                                                       1                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                   A           A           No       No                   CO    3/XX/2016    Purchase      Investment  XXX        $XXX                  N/A          N/A
                                                          Account Type: Savings / Account Number: XXX - EV3
                                                          *** (OPEN) Missing Document: Fraud Report not provided - EV3
3776817749 XXX       XXX       XXX       3        3       *** (OPEN) FEMA Disaster Issue: Property is located in a FEMA Disaster area and has not been                                                                                                                      2           *** (OPEN) TRID Revised Loan Estimate Issue and Received Date >  Closing Disclosure Issue and Received Date: TILA-RESPA Integrated Disclosure: Revised Loan Estimate provided on or after the date the Closing Disclosure was provided. (The Revised Loan Estimate was received on or after the                                                                                                                                                                                         B           B           Yes      No                   TX    2/XX/2016    Refinance     Primary     XXX        $XXX                  Temporary    Temporary
                                                          inspected. - EV3                                                                                                                                                                                                              Closing Disclosure.) (Interim/02/XX/2016) - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             SHQM         SHQM
                                                          *** (OPEN) Missing Document: Fraud Report not provided - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              (GSE/Agency  (GSE/Agency
                                                          *** (OPEN) No evidence of fraud report in file: Credit Report: Original // Borrower: XXX, Credit                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          Eligible)    Eligible)
                                                          Report: Original // Borrower: XXX - EV3
3393871467 XXX       XXX       XXX       2        1                                                                                                                                                                                                                         2           *** (OPEN) TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (Final/02/XX/2016) - EV2                                                                        *** (OPEN) TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business    B           B           Yes      No                   MD    2/XX/2016    Purchase      Primary     XXX        $XXX                  Temporary    Temporary
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              days prior to closing. (Final/02/XX/2016)                                                                                                                                                                                                                                                                             SHQM         SHQM
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              COMMENT: 2021/XX/30: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing.                                                                                                                                                                                                (GSE/Agency  (GSE/Agency
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 Eligible)    Eligible)
2863287186 XXX       XXX       XXX       3        3       *** (OPEN) FEMA Disaster Issue: Property is located in a FEMA Disaster area and has not been                                                                                                                      2           *** (OPEN) RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges. - EV2                                                                                                                                                                                                                                           B           B           Yes      Yes       Final HUD1 PA    11/XX/2015   Refinance     Primary     XXX        $XXX                  Temporary    Temporary
                                                          inspected. - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          SHQM         SHQM
                                                          *** (OPEN) Missing Document: Fraud Report not provided - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              (GSE/Agency  (GSE/Agency
                                                          *** (OPEN) No evidence of fraud report in file: Credit Report: Original // Borrower: XXX - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            Eligible)    Eligible)
2964368903 XXX       XXX       XXX       3        3       *** (OPEN) Missing Document: Fraud Report not provided - EV3                                                                                                                                                      2           *** (OPEN) ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before                                                                                                                                                                                         B           B           Yes      Yes       Final HUD1 MA    9/XX/2015    Purchase      Primary     XXX        $XXX                  Temporary    Temporary
                                                                                                                                                                                                                                                                                        closing. (Type:Primary/08/XX/2015) - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    SHQM         SHQM
                                                                                                                                                                                                                                                                                        *** (OPEN) RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: RESPA: Initial GFE not provided to Borrower(s) within three (3) business days of Application Date. - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                (GSE/Agency  (GSE/Agency
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Eligible)    Eligible)
3854806804 XXX       XXX       XXX       2        1       *** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most                                                                                                                   2           *** (OPEN) RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges. - EV2                                                                                                                                                                                                                                           B           B           Yes      Yes       Final HUD1 CA    6/XX/2015    Purchase      Primary     XXX        $XXX                  Temporary    Temporary
                                                          recent FEMA disaster. - EV1                                                                                                                                                                                                   *** (OPEN) RESPA (2010) - 10% Tolerance Without Cure: RESPA (2010): 10% tolerance violation without  evidence of sufficient cure provided. - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                                                            SHQM         SHQM
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    (GSE/Agency  (GSE/Agency
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Eligible)    Eligible)
3316797027 XXX       XXX       XXX       3        1                                                                                                                                                                                                                         3           *** (OPEN) (Missing Doc) Incomplete loan images/file - EV3                                                                                                                                                                                                                                            *** (OPEN) (Missing Doc) Incomplete loan images/file                                                                                                                              D           D                    No
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              COMMENT: 2021/XX/29: File is missing credit report, all 1003's, valuations, all income and asset docs, hazard insurance, approvals, AUS, 1008 and many other critical docs required for review.
3543734839 XXX       XXX       XXX       3        3       *** (OPEN) FEMA Disaster Issue: Property is located in a FEMA Disaster area and has not been      *** (OPEN) Income Docs Missing:: Borrower: XXX, Borrower: XXX                                                   3           *** (OPEN) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due Diligence Loan Designation of ATR Fail. - EV3                                                                              *** (OPEN) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due        C           C           Yes      Yes       Final HUD1 GA    6/XX/2015    Refinance     Primary     XXX        $XXX                  Temporary    ATR Fail
                                                          inspected. - EV3                                                                                  COMMENT: 2021/XX/28: Missing VVOE's for Borrower or Co-Borrower.  Only need 1 borrower to have a VOE on                     *** (OPEN) General Ability To Repay - Missing Investor Guideline Qualifying Total Debt Ratio: Unable to complete ATR testing due to missing investor guideline qualifying total debt ratio. - EV3                                                                                                     Diligence Loan Designation of ATR Fail.                                                                                                                                                                                                                                                                               SHQM
                                                          *** (OPEN) Income Docs Missing:: Borrower: XXX, Borrower: XXX - EV3                               HARP/Refi Plus.                                                                                                             *** (OPEN) General Ability To Repay Provision Credit History: Ability to Repay (Dodd-Frank 2014): Unable to verify debt obligations using reasonably reliable third-party records. - EV3                                                                                                              COMMENT: 2021/XX/28: Missing income documentation;  loan is waterfalling to standard QM/ATR documentation requirements.                                                                                                                                                                                               (GSE/Agency
                                                          *** (OPEN) Income documentation requirements not met. - EV3                                       *** (OPEN) Income documentation requirements not met.                                                                       *** (OPEN) General Ability To Repay Provision Employment - W-2: Ability to Repay (Dodd-Frank 2014): Unable to verify current Wages/W-2 employment status using reasonably reliable third-party records. (XXX XXX/Wages) - EV3                                                                         *** (OPEN) General Ability To Repay - Missing Investor Guideline Qualifying Total Debt Ratio: Unable to complete ATR testing due to missing investor guideline qualifying total                                                                                                                                       Eligible)
                                                          *** (OPEN) Missing Document: Approval not provided - EV3                                          COMMENT: 2021/XX/28: Missing VVOE's for Borrower or Co-Borrower.  Only need 1 borrower to have a VOE on                     *** (OPEN) General Ability To Repay Provision Employment - W-2: Ability to Repay (Dodd-Frank 2014): Unable to verify current Wages/W-2 employment status using reasonably reliable third-party records. (XXX XXX/Wages) - EV3                                                                         debt ratio.
                                                          *** (OPEN) Missing Document: Credit Report not provided - EV3                                     HARP/Refi Plus.                                                                                                             *** (OPEN) General Ability To Repay Provision Income and Assets - Wages: Ability to Repay (Dodd-Frank 2014):  Unable to verity income due to, missing  W-2, Paystub, LES, ETS or WVOE. (XXX XXX/Wages) - EV3                                                                                          COMMENT: 2021/XX/28: Missing income documentation;  loan is waterfalling to standard QM/ATR documentation requirements.
                                                          *** (OPEN) Missing Document: Fraud Report not provided - EV3                                      *** (OPEN) The verification of employment is not within 10 business days of the Note.: Borrower: XXX //                     *** (OPEN) General Ability To Repay Provision Income and Assets - Wages: Ability to Repay (Dodd-Frank 2014):  Unable to verity income due to, missing  W-2, Paystub, LES, ETS or WVOE. (XXX XXX/Wages) - EV3                                                                                          *** (OPEN) General Ability To Repay Provision Credit History: Ability to Repay (Dodd-Frank 2014): Unable to verify debt obligations using reasonably reliable third-party
                                                          *** (OPEN) Missing Document: Hazard Insurance Policy not provided - EV3                           Employment Type: Employment / Income Type: Wages / Start Date: 05/XX/2015                                                   *** (OPEN) QM DTI: Qualified Mortgage (Dodd-Frank 2014): Total Debt to Income Ratio exceeds 43% and the images do not provide evidence loan is eligible for purchase, guarantee or insurance by the appropriate agency. - EV3                                                                         records.
                                                          *** (OPEN) Missing Document: Loan Underwriting and Transmittal Summary (1008) / MCAW not provided COMMENT: 2021/XX/13: Missing VVOE's for Borrower or Co-Borrower.  Only need 1 borrower to have a VOE on                     *** (OPEN) QM Employment History: Qualified Mortgage (Dodd-Frank 2014): Employment history requirement not met. (XXX/8364937) - EV3                                                                                                                                                                   COMMENT: 2021/XX/28: Missing income documentation;  loan is waterfalling to standard QM/ATR documentation requirements.
                                                          - EV3                                                                                             HARP/Refi Plus.                                                                                                             *** (OPEN) QM Employment History: Qualified Mortgage (Dodd-Frank 2014): Employment history requirement not met. (XXX/8364936) - EV3                                                                                                                                                                   *** (OPEN) General Ability To Repay Provision Employment - W-2: Ability to Repay (Dodd-Frank 2014): Unable to verify current Wages/W-2 employment status using reasonably
                                                          *** (OPEN) No evidence of fraud report in file: Credit Report: Original // Borrower: XXX, Credit  *** (OPEN) The verification of employment is not within 10 business days of the Note.: Borrower: XXX //                     *** (OPEN) QM Required Credit Report Not Provided to Evidence Debts: Qualified Mortgage (Dodd-Frank 2014): The loan file does not contain a Credit report to evidence the consumers outstanding liabilities. (XXX/8364937) - EV3                                                                      reliable third-party records. (XXX XXX/Wages)
                                                          Report: Original // Borrower: XXX - EV3                                                           Employment Type: Employment / Income Type: Wages / Start Date: <empty>                                                      *** (OPEN) QM Required Credit Report Not Provided to Evidence Debts: Qualified Mortgage (Dodd-Frank 2014): The loan file does not contain a Credit report to evidence the consumers outstanding liabilities. (XXX/8364936) - EV3                                                                      COMMENT: 2021/XX/28: Missing income documentation;  loan is waterfalling to standard QM/ATR documentation requirements.
                                                          *** (OPEN) The verification of employment is not within 10 business days of the Note.: Borrower:  COMMENT: 2021/XX/28: Missing VVOE's for Borrower or Co-Borrower.  Only need 1 borrower to have a VOE on                     *** (OPEN) Wages Documentation: Qualified Mortgage (Dodd-Frank 2014):  Unable to verity income due to, missing  W-2, Paystub, LES, ETS or WVOE. (XXX XXX/Wages) - EV3                                                                                                                                 *** (OPEN) General Ability To Repay Provision Employment - W-2: Ability to Repay (Dodd-Frank 2014): Unable to verify current Wages/W-2 employment status using reasonably
                                                          XXX // Employment Type: Employment / Income Type: Wages / Start Date: 05/XX/2015 - EV3            HARP/Refi Plus.                                                                                                             *** (OPEN) Wages Documentation: Qualified Mortgage (Dodd-Frank 2014):  Unable to verity income due to, missing  W-2, Paystub, LES, ETS or WVOE. (XXX XXX/Wages) - EV3                                                                                                                                 reliable third-party records. (XXX XXX/Wages)
                                                          *** (OPEN) The verification of employment is not within 10 business days of the Note.: Borrower:  *** (OPEN) Employment Error: Employment start date not provided.: Borrower: XXX // Employment Type: Employment              *** (OPEN) (Doc Error) Initial GFE not provided - EV2                                                                                                                                                                                                                                                 COMMENT: 2021/XX/28: Missing income documentation;  loan is waterfalling to standard QM/ATR documentation requirements.
                                                          XXX // Employment Type: Employment / Income Type: Wages / Start Date: <empty> - EV3               / Income Type: Wages / Start Date: <empty>                                                                                  *** (OPEN) ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2                                                                                            *** (OPEN) General Ability To Repay Provision Income and Assets - Wages: Ability to Repay (Dodd-Frank 2014):  Unable to verity income due to, missing  W-2, Paystub, LES, ETS or
                                                          *** (OPEN) Employment Error: Employment start date not provided.: Borrower: XXX // Employment     COMMENT: 2021/XX/28: Missing income documentation;  loan is waterfalling to standard QM/ATR documentation                   *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2                                                                                                     WVOE. (XXX XXX/Wages)
                                                          Type: Employment / Income Type: Wages / Start Date: <empty> - EV2                                 requirements.                                                                                                               *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2015 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2                     COMMENT: 2021/XX/28: Missing income documentation;  loan is waterfalling to standard QM/ATR documentation requirements.
                                                          *** (OPEN) Hazard Insurance policy does not list "Lender its successors and assigns", per                                                                                                                                     *** (OPEN) NMLS - Missing Evidence of Initial Loan Application Date: Truth in Lending Act (NMLSR Dodd- Frank 2014): Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date. - EV2                                                     *** (OPEN) General Ability To Repay Provision Income and Assets - Wages: Ability to Repay (Dodd-Frank 2014):  Unable to verity income due to, missing  W-2, Paystub, LES, ETS or
                                                          guideline requirements. - EV2                                                                                                                                                                                                 *** (OPEN) RESPA -  Initial GFE Missing: RESPA: Initial GFE not provided to Borrower(s). - EV2                                                                                                                                                                                                        WVOE. (XXX XXX/Wages)
                                                          *** (OPEN) Missing Document: Flood Certificate not provided - EV1                                                                                                                                                             *** (OPEN) RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2                                                          COMMENT: 2021/XX/28: Missing income documentation;  loan is waterfalling to standard QM/ATR documentation requirements.
                                                          *** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV1                                                                                                                                          *** (OPEN) RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2                                                                *** (OPEN) QM DTI: Qualified Mortgage (Dodd-Frank 2014): Total Debt to Income Ratio exceeds 43% and the images do not provide evidence loan is eligible for purchase, guarantee
                                                                                                                                                                                                                                                                                        *** (OPEN) TIL-MDIA - Initial TIL Missing: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not provided to the borrower. - EV2                                                                                                                                                           or insurance by the appropriate agency.
                                                                                                                                                                                                                                                                                        *** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV1                                                                                                                                                                                                                                      COMMENT: 2021/XX/28: Missing income documentation;  loan is waterfalling to standard QM/ATR documentation requirements.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              *** (OPEN) QM Employment History: Qualified Mortgage (Dodd-Frank 2014): Employment history requirement not met. (XXX/8364937)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              COMMENT: 2021/XX/28: Missing income documentation;  loan is waterfalling to standard QM/ATR documentation requirements.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              *** (OPEN) QM Employment History: Qualified Mortgage (Dodd-Frank 2014): Employment history requirement not met. (XXX/8364936)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              COMMENT: 2021/XX/28: Missing VVOE's for Borrower or Co-Borrower.  Only need 1 borrower to have a VOE on HARP/Refi Plus.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              *** (OPEN) QM Required Credit Report Not Provided to Evidence Debts: Qualified Mortgage (Dodd-Frank 2014): The loan file does not contain a Credit report to evidence the consumers outstanding liabilities. (XXX/8364937)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              COMMENT: 2021/XX/28: Missing Credit report
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              *** (OPEN) QM Required Credit Report Not Provided to Evidence Debts: Qualified Mortgage (Dodd-Frank 2014): The loan file does not contain a Credit report to evidence the consumers outstanding liabilities. (XXX/8364936)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              COMMENT: 2021/XX/28: Missing Credit report
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              *** (OPEN) Wages Documentation: Qualified Mortgage (Dodd-Frank 2014):  Unable to verity income due to, missing  W-2, Paystub, LES, ETS or WVOE. (XXX XXX/Wages)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              COMMENT: 2021/XX/28: Missing income documentation;  loan is waterfalling to standard QM/ATR documentation requirements.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              *** (OPEN) Wages Documentation: Qualified Mortgage (Dodd-Frank 2014):  Unable to verity income due to, missing  W-2, Paystub, LES, ETS or WVOE. (XXX XXX/Wages)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              COMMENT: 2021/XX/28: Missing income documentation;  loan is waterfalling to standard QM/ATR documentation requirements.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              *** (OPEN) ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              COMMENT: 2021/XX/28: Missing Initial application
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              COMMENT: 2021/XX/28: Missing Initial Til and GFE
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2015 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              COMMENT: 2021/XX/28: Missing Initial application
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              *** (OPEN) NMLS - Missing Evidence of Initial Loan Application Date: Truth in Lending Act (NMLSR Dodd- Frank 2014): Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              COMMENT: 2021/XX/28: Missing Initial application
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              *** (OPEN) RESPA -  Initial GFE Missing: RESPA: Initial GFE not provided to Borrower(s).
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              COMMENT: 2021/XX/28: Missing GFE
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              *** (OPEN) RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              COMMENT: 2021/XX/28: Missing Loan application
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              *** (OPEN) RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              COMMENT: 2021/XX/28: Missing Loan application
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              *** (OPEN) TIL-MDIA - Initial TIL Missing: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              COMMENT: 2021/XX/28: Missing Initial TIL
3607656951 XXX       XXX       XXX       2        2       *** (OPEN) Missing Document: Fraud Report not provided - EV2                                      *** (CLEARED) FEMA Disaster Issue: Property is located in a FEMA Disaster area and has not been inspected.      2           *** (OPEN) Check Restated Loan Designation Match - QM / ATR: Ability to Repay / Qualified Mortgage (Dodd-Frank 2014): The initial Loan Designation provided did not match, however, the updated Loan Designation of Temporary SHQM (GSE/Agency Eligible) matches the Due Diligence Loan Designation   *** (OPEN) Check Restated Loan Designation Match - QM / ATR: Ability to Repay / Qualified Mortgage (Dodd-Frank 2014): The initial Loan Designation provided did not match,        B           B           Yes      Yes       Final HUD1 MT    4/XX/2015    Refinance     Primary     XXX        $XXX                  UTD          Temporary
                                                          *** (CLEARED) FEMA Disaster Issue: Property is located in a FEMA Disaster area and has not been   COMMENT: 2023/XX/19: Not required.                                                                                          of Temporary SHQM (GSE/Agency Eligible). - EV2                                                                                                                                                                                                                                                        however, the updated Loan Designation of Temporary SHQM (GSE/Agency Eligible) matches the Due Diligence Loan Designation of Temporary SHQM (GSE/Agency Eligible).                                                                                                                                                                  SHQM
                                                          inspected. - EV1                                                                                                                                                                                                              *** (OPEN) RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges. - EV2                                                         COMMENT: 2023/XX/16: Loan designation was restated by client.                                                                                                                                                                                                                                                                      (GSE/Agency
                                                          *** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most                                                                                                                               *** (CLEARED) Unknown Loan Designation Test: Ability to Repay / Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation not provided. Due Diligence Loan Designation is Temporary SHQM (GSE/Agency Eligible). - EV1                                                                                                                                                                                                                                                                                                                                                                                                            Eligible)
                                                          recent FEMA disaster. - EV1
3431327371 XXX       XXX       XXX       3        3       *** (OPEN) FEMA Disaster Issue: Property is located in a FEMA Disaster area and has not been      *** (OPEN) Income documentation requirements not met.                                                           3           *** (OPEN) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due Diligence Loan Designation of ATR Fail. - EV3                                                                              *** (OPEN) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due        C           C           Yes      Yes       Final HUD1 FL    4/XX/2015    Refinance     Primary     XXX        $XXX                  Temporary    ATR Fail
                                                          inspected. - EV3                                                                                  COMMENT: 2021/XX/14: Loan is missing the required VOE required for HARP loans and waterfalling to standard ATR/             *** (OPEN) General Ability To Repay - Missing Investor Guideline Qualifying Total Debt Ratio: Unable to complete ATR testing due to missing investor guideline qualifying total debt ratio. - EV3                                                                                                     Diligence Loan Designation of ATR Fail.                                                                                                                                                                                                                                                                               SHQM
                                                          *** (OPEN) Flood Certificate Subject Address does not match Note address. - EV3                   QM documentation and max DTI requirements of 43%                                                                            *** (OPEN) General Ability To Repay Provision Credit History: Ability to Repay (Dodd-Frank 2014): Unable to verify debt obligations using reasonably reliable third-party records. - EV3                                                                                                              COMMENT: 2021/XX/27: Loan is missing the required VOE required for HARP loans and waterfalling to standard ATR/ QM documentation and max DTI requirements of 43%                                                                                                                                                      (GSE/Agency
                                                          *** (OPEN) Flood Insurance Error: Insurance premium was not provided. - EV3                                                                                                                                                   *** (OPEN) General Ability To Repay Provision Employment - W-2: Ability to Repay (Dodd-Frank 2014): Unable to verify current Wages/W-2 employment status using reasonably reliable third-party records. (XXX XXX/Wages) - EV3                                                                         *** (OPEN) General Ability To Repay Provision Credit History: Ability to Repay (Dodd-Frank 2014): Unable to verify debt obligations using reasonably reliable third-party                                                                                                                                             Eligible)
                                                          *** (OPEN) Hazard Insurance Error: Subject hazard insurance premium is missing from evidence of                                                                                                                               *** (OPEN) General Ability To Repay Provision Income and Assets - Wages: Ability to Repay (Dodd-Frank 2014):  Unable to verity income due to, missing  W-2, Paystub, LES, ETS or WVOE. (XXX XXX/Wages) - EV3                                                                                          records.
                                                          insurance. - EV3                                                                                                                                                                                                              *** (OPEN) QM Required Credit Report Not Provided to Evidence Debts: Qualified Mortgage (Dodd-Frank 2014): The loan file does not contain a Credit report to evidence the consumers outstanding liabilities. (XXX/8364422) - EV3                                                                      COMMENT: 2021/XX/27: Loan is missing the required VOE required for HARP loans and waterfalling to standard ATR/ QM documentation and max DTI requirements of 43%
                                                          *** (OPEN) Income Docs Missing:: Borrower: XXX - EV3                                                                                                                                                                          *** (OPEN) Wages Documentation: Qualified Mortgage (Dodd-Frank 2014):  Unable to verity income due to, missing  W-2, Paystub, LES, ETS or WVOE. (XXX XXX/Wages) - EV3                                                                                                                                 *** (OPEN) General Ability To Repay Provision Employment - W-2: Ability to Repay (Dodd-Frank 2014): Unable to verify current Wages/W-2 employment status using reasonably
                                                          *** (OPEN) Income documentation requirements not met. - EV3                                                                                                                                                                   *** (OPEN) (Doc Error) Initial GFE not provided - EV2                                                                                                                                                                                                                                                 reliable third-party records. (XXX XXX/Wages)
                                                          *** (OPEN) Missing Document: Credit Report not provided - EV3                                                                                                                                                                 *** (OPEN) ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Not Provided Timely: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide "Right to Receive a Copy" appraisal disclosure disclosure to applicant within three (3) business days of application or determination COMMENT: 2021/XX/27: Loan is missing the required VOE required for HARP loans and waterfalling to standard ATR/ QM documentation and max DTI requirements of 43%
                                                          *** (OPEN) Missing Document: Flood Insurance Policy not provided - EV3                                                                                                                                                        of first lien status. - EV2                                                                                                                                                                                                                                                                           *** (OPEN) General Ability To Repay Provision Income and Assets - Wages: Ability to Repay (Dodd-Frank 2014):  Unable to verity income due to, missing  W-2, Paystub, LES, ETS or
                                                          *** (OPEN) Missing Document: Fraud Report not provided - EV3                                                                                                                                                                  *** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2                                                                                                                                                                             WVOE. (XXX XXX/Wages)
                                                          *** (OPEN) Missing Document: Hazard Insurance Policy not provided - EV3                                                                                                                                                       *** (OPEN) Flood Insurance Policy Missing: The subject property is in a flood zone, evidence of flood insurance was not provided/obtained. Failure to obtain and disclose required insurance may result in additional federal and/or state compliance violations. - EV2                               COMMENT: 2021/XX/27: Loan is missing the required VOE required for HARP loans and waterfalling to standard ATR/ QM documentation and max DTI requirements of 43%
                                                          *** (OPEN) No evidence of fraud report in file: Credit Report: Original // Borrower: XXX - EV3                                                                                                                                *** (OPEN) Notice of Special Flood Hazard Disclosure Not Provided Timely: FDPA Notification Rule: Creditor did not provide a Notice of Special Flood Hazard Disclosure within a reasonable time prior to closing. - EV2                                                                               *** (OPEN) Wages Documentation: Qualified Mortgage (Dodd-Frank 2014):  Unable to verity income due to, missing  W-2, Paystub, LES, ETS or WVOE. (XXX XXX/Wages)
                                                          *** (OPEN) The verification of employment is not within 10 business days of the Note.: Borrower:                                                                                                                              *** (OPEN) QM Employment History - Current Employment Documentation lacks Date Info: Qualified Mortgage (Dodd-Frank 2014): Missing Employment Dates to verify two years current employment. (XXX/8364422) - EV2                                                                                       COMMENT: 2021/XX/14: Loan is missing the required VOE required for HARP loans and waterfalling to standard ATR/ QM documentation and max DTI requirements of 43%
                                                          XXX // Employment Type: Employment / Income Type: Wages / Start Date: 04/XX/2003 - EV3                                                                                                                                        *** (OPEN) RESPA -  Initial GFE Missing: RESPA: Initial GFE not provided to Borrower(s). - EV2                                                                                                                                                                                                        *** (OPEN) Notice of Special Flood Hazard Disclosure Not Provided Timely: FDPA Notification Rule: Creditor did not provide a Notice of Special Flood Hazard Disclosure within a
                                                          *** (OPEN) The Verification of Rent (VOR) / Verification of Mortgage (VOM) is required and was                                                                                                                                *** (OPEN) RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement to applicant within three (3) business days of application. - EV2                 reasonable time prior to closing.
                                                          not found in file. - EV3                                                                                                                                                                                                      *** (OPEN) TIL-MDIA - Initial TIL Missing: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not provided to the borrower. - EV2                                                                                                                                                           COMMENT: 2021/XX/27: FDPA Notification Rule: Creditor did not provide a Notice of Special Flood Hazard Disclosure within a reasonable time prior to closing.
                                                          *** (OPEN) Hazard Insurance policy does not list "Lender its successors and assigns", per                                                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) QM Employment History - Current Employment Documentation lacks Date Info: Qualified Mortgage (Dodd-Frank 2014): Missing Employment Dates to verify two years current
                                                          guideline requirements. - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       employment. (XXX/8364422)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              COMMENT: 2021/XX/14: Loan is missing the required VOE required for HARP loans and waterfalling to standard ATR/ QM documentation and max DTI requirements of 43%
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              *** (OPEN) RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA Servicing Disclosure Rule: Creditor did not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              provide Servicing Disclosure Statement to applicant within three (3) business days of application.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              COMMENT: 2021/XX/27: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement to applicant within three (3) business days of application.
2969017126 XXX       XXX       XXX       3        3       *** (OPEN) Missing Document: Fraud Report not provided - EV3                                      *** (OPEN) Missing Document: Fraud Report not provided                                                          2           *** (OPEN) Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinance by a creditor that is not considered the original creditor. The H-9 form was used, the H-8 form     *** (OPEN) RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate  B           B           Yes      Yes       Final HUD1 AK    4/XX/2015    Refinance     Primary     XXX        $XXX                  Temporary    Temporary
                                                          *** (OPEN) Missing Document: Note - Subordinate Lien not provided - EV3                           COMMENT: 2021/XX/27: Scope of work requires fraud report.                                                                   should have been used. - EV2                                                                                                                                                                                                                                                                          of charges and terms for all other settlement charges.                                                                                                                                                                                                                                                                SHQM         SHQM
                                                          *** (OPEN) No evidence of fraud report in file: Credit Report: Original // Borrower: XXX - EV3    *** (OPEN) No evidence of fraud report in file: Credit Report: Original // Borrower: XXX                                    *** (OPEN) RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges. - EV2                                                         COMMENT: 2021/XX/27: Initial GFE provides date of 2/XX/15 for estimate of charges and settlement charges.                                                                                                                                                                                                             (GSE/Agency  (GSE/Agency
                                                          *** (OPEN) REO Documents are missing.: Address: XXX, AK, Address: XXX, AK, Address: XXX, AK,      COMMENT: 2021/XX/27: Scope of work requires fraud report.                                                                   *** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV1                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            Eligible)    Eligible)
                                                          Address: XXX, AK, Address: XXX, AK, Address: XXX, AK, Address: XXX, AK, Address: XXX, AK,         *** (OPEN) REO Documents are missing.: Address: XXX, AK, Address: XXX, AK, Address: XXX, AK, Address: XXX, AK,
                                                          Address: XXX, AK, Address: XXX, AK, Address: XXX, AK - EV3                                        Address: XXX, AK, Address: XXX, AK, Address: XXX, AK, Address: XXX, AK, Address: XXX, AK, Address: XXX, AK,
                                                          *** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most   Address: XXX, AK
                                                          recent FEMA disaster. - EV1                                                                       COMMENT: 2021/XX/05: Missing Mortgage Statement to verify monthly PITI used to qualify.  Also missing Lease
                                                                                                                                                            Agreements
                                                                                                                                                            *** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.
                                                                                                                                                            COMMENT: 2021/XX/05: The property is located in XXX, AK.  Provide a post-disaster inspection verifying there was no damage from XXX.  The inspection must include exterior photos and the property must be re-inspected on or after XX/XX/XXXX.
3313843836 XXX       XXX       XXX       3        3       *** (OPEN) Flood Certificate Subject Address does not match Note address. - EV3                                                                                                                                   2           *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2                                                                                                     *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the       B           B           Yes      Yes       Final HUD1 DE    12/XX/2014   Refinance     Primary     XXX        $XXX                  Temporary    Temporary
                                                          *** (OPEN) Insurance address does not match Note address. - EV3                                                                                                                                                               *** (OPEN) RESPA (2010) - Written Service Provider List Missing: Unable to determine if the borrower received a list of service providers due to missing information. - EV2                                                                                                                           amount of $XXX.                                                                                                                                                                                                                                                                                                       SHQM         SHQM
                                                          *** (OPEN) Valuation address does not match Note address.: Valuation Type: Appraisal / Valuation                                                                                                                                                                                                                                                                                                                                                                                                                                    COMMENT: 2021/XX/26: TIL Itemization did not disclose a Subordination Fee Reimbursement Fee of $XXX a Release Tracking Fee of $XXX and a Recording Service Fee of $XXX as prepaid                                                                                                                                     (GSE/Agency  (GSE/Agency
                                                          Report Date: 11/XX/2014 - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       finance charges.                                                                                                                                                                                                                                                                                                      Eligible)    Eligible)
3279252436 XXX       XXX       XXX       3        3       *** (OPEN) Missing Document: Fraud Report not provided - EV3                                                                                                                                                      2           *** (OPEN) RESPA (2010) - 0% Tolerance (Line 801) With Cure: RESPA (2010): 0% tolerance violation for 801 fee with  evidence of cure provided on Final HUD-1 - EV2                                                                                                                                                                                                                                                                                                                      B           B           Yes      Yes       Final HUD1 FL    12/XX/2014   Refinance     Primary     XXX        $XXX                  Temporary    Temporary
                                                          *** (OPEN) Missing Document: Note - Subordinate Lien not provided - EV3                                                                                                                                                       *** (OPEN) RESPA (2010) - 0% Tolerance (Line 803) With Cure: RESPA (2010): 0% tolerance violation for 803 fee with evidence of cure provided on Final HUD-1 - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                                           SHQM         SHQM
                                                          *** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most                                                                                                                               *** (OPEN) RESPA Disclosure -  List of Homeownership Counseling Organizations Older Than 30 days When Provided to Borrower: RESPA Disclosure Rule (Dodd-Frank 2014): List of Homeownership Counseling Organizations was older than 30 days when provided to borrower. - EV2                                                                                                                                                                                                                                                                                                                                                 (GSE/Agency  (GSE/Agency
                                                          recent FEMA disaster. - EV1                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Eligible)    Eligible)
3112287927 XXX       XXX       XXX       3        3       *** (OPEN) Missing Document: Fraud Report not provided - EV3                                                                                                                                                      1                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                   A           A           Yes      Yes       Final HUD1 CA    12/XX/2014   Refinance     Primary     XXX        $XXX                  Temporary    Temporary
                                                          *** (OPEN) No evidence of fraud report in file: Credit Report: Original // Borrower: XXX - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            SHQM         SHQM
                                                          *** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           (GSE/Agency  (GSE/Agency
                                                          recent FEMA disaster. - EV1                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Eligible)    Eligible)
3643371513 XXX       XXX       XXX       3        3       *** (OPEN) Missing Document: Fraud Report not provided - EV3                                                                                                                                                      1           *** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV1                                                                                                                                                                                                                                                                                                                                                                                                                        B           B           No       Yes       Final HUD1 MD    10/XX/2014   Refinance     Investment  XXX        $XXX                  N/A          N/A
                                                          *** (OPEN) No evidence of fraud report in file: Credit Report: Original // Borrower: XXX - EV3
3503485264 XXX       XXX       XXX       3        1                                                                                                                                                                                                                         3           *** (OPEN) (Missing Doc) Incomplete loan images/file - EV3                                                                                                                                                                                                                                            *** (OPEN) (Missing Doc) Incomplete loan images/file                                                                                                                              D           D                    No
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              COMMENT: 2021/XX/26: File is missing all 1003s, valuations, credit reports, income and assets, LEs and CDs, Title, Insurance and property taxes as well as other critical docs required for review
2893334946 XXX       XXX       XXX       3        3       *** (OPEN) Missing Document: Fraud Report not provided - EV3                                                                                                                                                      2           *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2                                                                                                     *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the       B           B           Yes      Yes       Final HUD1 OR    5/XX/2014    Refinance     Primary     XXX        $XXX                  Temporary    Temporary
                                                          *** (OPEN) No evidence of fraud report in file: Credit Report: Original // Borrower: XXX - EV3                                                                                                                                *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2             amount of $XXX.                                                                                                                                                                                                                                                                                                       SHQM         SHQM
                                                                                                                                                                                                                                                                                        *** (OPEN) RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List of Homeownership Counseling Organizations to borrower. - EV2                                                                             COMMENT: 2021/XX/22: Due to $XXX subordination fee                                                                                                                                                                                                                                                                    (GSE/Agency  (GSE/Agency
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Eligible)    Eligible)
3411444086 XXX       XXX       XXX       3        3       *** (OPEN) Missing Document: Fraud Report not provided - EV3                                                                                                                                                      1                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                   A           A           Yes      Yes       Final HUD1 WI    5/XX/2014    Refinance     Primary     XXX        $XXX                  Temporary    Temporary
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    SHQM         SHQM
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    (GSE/Agency  (GSE/Agency
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Eligible)    Eligible)
3791747556 XXX       XXX       XXX       3        3       *** (OPEN) Missing Document: Fraud Report not provided - EV3                                                                                                                                                      2           *** (OPEN) ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/01/XX/2014) - EV2                                                                                                                                                                                                 B           B           Yes      Yes       Final HUD1 IL    2/XX/2014    Refinance     Primary     XXX        $XXX                  Temporary    Temporary
                                                          *** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV1                                                                                                                                          *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2                                                                                                                                                                                                                                                                                                                                                                                                                           SHQM         SHQM
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    (GSE/Agency  (GSE/Agency
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Eligible)    Eligible)
2805076108 XXX       XXX       XXX       2                *** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV1                                                                                                                              2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2                                                                                                                                                                                                       B           B           Yes      Yes       Final HUD1 WI    10/XX/2004   Refinance     Primary     XXX        $XXX
3508609236 XXX       XXX       XXX       1                                                                                                                                                                                                                                  1                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                   A           A           Yes      Yes       Final HUD1 MA    3/XX/2004    Refinance     Primary     XXX        $XXX
3161042138 XXX       XXX       XXX       1                *** (OPEN) Missing Document: Appraisal not provided: Valuation Type: AVM / Valuation Report Date:                                                                                                                 1                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                   A           A           Yes      Yes       Final HUD1 CA    10/XX/2006   Refinance     Primary     XXX        $XXX
                                                          10/XX/2006 - EV3
2750696872 XXX       XXX       XXX       1                                                                                                                                                                                                                                  1                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                   A           A           No       Yes       Final HUD1 PA    1/XX/2008    Purchase      Primary     XXX        $XXX
3189730170 XXX       XXX       XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                     2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2                                                                                                                                                                                                       B           B           No       Yes       Final HUD1 MA    7/XX/2003    Refinance     Investment  XXX        $XXX
                                                          *** (OPEN) Missing Document: Missing Final 1003 - EV1
2876124043 XXX       XXX       XXX       3                                                                                                                                                                                                                                  3           *** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3                                                                                                                                                                                                                                                                          D           D           Yes      No        Missing    GA    12/XX/2001   Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                        *** (OPEN) (Doc Error) Initial GFE not provided - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of 12/XX/2001 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2001 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
3259030917 XXX       XXX       XXX       1                                                                                                                                                                                                                                  1                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                   A           A           No       Yes       Final HUD1 MN    7/XX/2004    Purchase      Investment  XXX        $XXX
2894977476 XXX       XXX       XXX       3                *** (OPEN) Missing Document: Appraisal not provided - EV3                                                                                                                                                         3           *** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3                                                                                                                                                                                                                                                                          D           D           Yes      No        Missing    AR    10/XX/1998   UTD           UTD         XXX        $XXX
                                                          *** (OPEN) Missing Document: Credit Report not provided - EV3                                                                                                                                                                 *** (OPEN) (Doc Error) Initial GFE not provided - EV2
                                                          *** (OPEN) Missing Document: Missing Final 1003 - EV1                                                                                                                                                                         *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 10/XX/1998 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/1998 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2
3239991907 XXX       XXX       XXX       2                                                                                                                                                                                                                                  2           *** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2                                                                                                                                                                                                                                                                                                                                                               B           B           No       Yes       Final HUD1 OH    4/XX/2005    Purchase      Primary     XXX        $XXX
2832532740 XXX       XXX       XXX       2                *** (OPEN) Valuation Error: APN Number not provided.: Valuation Type: Appraisal / Valuation                                                                                                                       2           *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2                                                                                                     *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the       B           B           Yes      Yes       Final HUD1 NJ    10/XX/2002   Refinance     Primary     XXX        $XXX
                                                          Report Date: 09/XX/2002 - EV2                                                                                                                                                                                                 *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2                     amount of $XXX.
                                                                                                                                                                                                                                                                                        *** (OPEN) New Jersey Prepayment Penalty: New Jersey Prepayment Penalty:  No prepayment penalties are permissible in the state of New Jersey. - EV2                                                                                                                                                   COMMENT: 2021/XX/02: Unable to determine under disclosure due to missing TIL Itemization of Amount Financed.
                                                                                                                                                                                                                                                                                        *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
3224864221 XXX       XXX       XXX       2                                                                                                                                                                                                                                  2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2                                                                                                                                                                                                       B           B           Yes      Yes       Final HUD1 IN    10/XX/2006   Purchase      Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                        *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
3349164794 XXX       XXX       XXX       2                                                                                                                                                                                                                                  2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2                                                                                                                                                                                                       B           B           Yes      Yes       Final HUD1 TX    11/XX/2007   Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                        *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
2787273407 XXX       XXX       XXX       2                                                                                                                                                                                                                                  2           *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2                                                                                                     *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the       B           B           Yes      Yes       Final HUD1 GA    8/XX/2003    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                        *** (OPEN) Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings. - EV2                                                                                                                     amount of $XXX.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              COMMENT: 2021/XX/08: Unable to determine under disclosure due to missing itemization of amount financed.
3262275920 XXX       XXX       XXX       2                *** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV1                                                                                                                              2           *** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2                                                                                                                                                                                                                                                                                                                                                               B           B           Yes      Yes       Final HUD1 NJ    7/XX/2007    Purchase      Primary     XXX        $XXX
3379179558 XXX       XXX       XXX       2                                                                                                                                                                                                                                  2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2                                                                                                                                                                                                       B           B           Yes      Yes       Final HUD1 KY    3/XX/2007    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                        *** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
3557647391 XXX       XXX       XXX       2                                                                                                                                                                                                                                  2           *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2                                                                                                     *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the       B           B           No       Yes       Final HUD1 MN    12/XX/2000   Purchase      Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              amount of $XXX.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              COMMENT: 2021/XX/02: TIL itemization did not disclose an assignment of mortgage fee of $XXX, a courier fee of $XXX and a closing fee of $XXX as prepaid finance charges.
3545618867 XXX       XXX       XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV1                                                                                                                                                             2           *** (OPEN) ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information. - EV2                                                                                                                                                                                                                                                                                                                        B           B           Yes      Yes       Final HUD1 PA    3/XX/2004    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                        *** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
3115501623 XXX       XXX       XXX       1                                                                                                                                                                                                                                  1                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                   A           A           Yes      Yes       Final HUD1 CA    6/XX/2007    Purchase      Primary     XXX        $XXX
3249324125 XXX       XXX       XXX       2                *** (OPEN) Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report                                                                                                                    2           *** (OPEN) (Doc Error) TIL Error: Final TIL not signed by all required parties - EV2                                                                                                                                                                                                                  *** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.                             B           B           Yes      Yes       Final HUD1 CA    9/XX/2007    Refinance     Primary     XXX        $XXX
                                                          Date: <empty> - EV3                                                                                                                                                                                                           *** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2                                                                                                                                                                             COMMENT: 2021/XX/07: TIL in file indicated to be final, expected funding date same as disbursement and/or note date
                                                                                                                                                                                                                                                                                        *** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2                                                                                                                                           but is not signed or dated by borrower so cannot confirm that borrower received.
                                                                                                                                                                                                                                                                                        *** (OPEN) Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used. - EV2
3031165023 XXX       XXX       XXX       2                                                                                                                                                                                                                                  2           *** (OPEN) (Doc Error) Initial GFE not provided - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                   B           B           Yes      Yes       Final HUD1 NJ    9/XX/2005    Purchase      Primary     XXX        $XXX
3841202445 XXX       XXX       XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV1                                                                                                                                                             2           *** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2                                                                                                                                                                                                                                                                                                                                                               B           B           Yes      Yes       Final HUD1 FL    2/XX/2006    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                        *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
3103296078 XXX       XXX       XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV1                                                                                                                                                             2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2007 which is 0 months prior to consummation. A lookback was performed to determine this application date. - EV2                                                                                                                                                                                                       B           B           No       Yes       Final HUD1 TX    8/XX/2007    Purchase      Second Home XXX        $XXX
                                                                                                                                                                                                                                                                                        *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
3496838643 XXX       XXX       XXX       2                                                                                                                                                                                                                                  2           *** (OPEN) (Doc Error) Initial GFE not provided - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                   B           B           Yes      Yes       Final HUD1 MA    4/XX/2007    Purchase      Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                        *** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
2925049938 XXX       XXX       XXX       2                                                                                                                                                                                                                                  2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2                                                                                                                                                                                                       B           B           No       Yes       Final HUD1 NY    1/XX/2008    Purchase      Second Home XXX        $XXX
                                                                                                                                                                                                                                                                                        *** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV1
3148828586 XXX       XXX       XXX       1                                                                                                                                                                                                                                  1                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                   A           A           Yes      Yes       Final HUD1 MN    7/XX/2003    Refinance     Primary     XXX        $XXX
3788017363 XXX       XXX       XXX       2                *** (OPEN) Missing Document: Credit Report not provided - EV3                                                                                                                                                     2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2                                                                                                                                                                                                       B           B           Yes      Yes       Final HUD1 SC    9/XX/2003    Refinance     Primary     XXX        $XXX
                                                          *** (OPEN) Missing Document: Missing Final 1003 - EV1                                                                                                                                                                         *** (OPEN) Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements. - EV2
                                                          *** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV1                                                                                                                                          *** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
3305023926 XXX       XXX       XXX       2                *** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV1                                                                                                                              2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2                                                                                                                                                                                                       B           B           No       Yes       Final HUD1 AL    3/XX/2004    Purchase      Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                        *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
3196224729 XXX       XXX       XXX       1                *** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV1                                                                                                                              1                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                   A           A           Yes      Yes       Final HUD1 FL    12/XX/2005   Refinance     Primary     XXX        $XXX
3073258549 XXX       XXX       XXX       2                                                                                                                                                                                                                                  2           *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2                                                                                                     *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the       B           B           No       Yes       Final HUD1 OH    8/XX/2004    Purchase      Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              amount of $XXX.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              COMMENT: 2021/XX/06: Unable to determine under disclosure, due to missing itemization of amount financed.
3037203224 XXX       XXX       XXX       2                *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following                                                                                                                     2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2006 which is 0 months prior to consummation. A lookback was performed to determine this application date. - EV2                                                                                                                                                                                                       B           B           No       Yes       Final HUD1 MI    6/XX/2006    Purchase      Primary     XXX        $XXX
                                                          clauses: - EV2                                                                                                                                                                                                                *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application
                                                          *** (OPEN) Missing Document: Missing Final 1003 - EV1                                                                                                                                                                         due to missing information. - EV2
3188661545 XXX       XXX       XXX       1                                                                                                                                                                                                                                  1                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                   A           A           No       Yes       Final HUD1 OH    5/XX/2006    Purchase      Primary     XXX        $XXX
3680564223 XXX       XXX       XXX       2                *** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV1                                                                                                                              2           *** (OPEN) ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM. - EV2                                                                                                                                                                                                                                                  B           B           Yes      Yes       Final HUD1 GA    10/XX/2004   Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                        *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
3096850502 XXX       XXX       XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV1                                                                                                                                                             2           *** (OPEN) (Doc Error) TIL Error: Final TIL not signed by all required parties - EV2                                                                                                                                                                                                                  *** (OPEN) (Doc Error) TIL Error: Final TIL not signed by all required parties                                                                                                    B           B           No       Yes       Final HUD1 NJ    5/XX/2006    Purchase      Second Home XXX        $XXX
                                                                                                                                                                                                                                                                                        *** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2                                                                                                                                                                             COMMENT: 2021/XX/02: TIL appears to be final but not signed nor initialed by borrower.
                                                                                                                                                                                                                                                                                        *** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2                                                                                                                                           *** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
                                                                                                                                                                                                                                                                                        *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2                     COMMENT: 2021/XX/02: TIL in file indicated to be final, expected funding date same as disbursement and/or note date
                                                                                                                                                                                                                                                                                        *** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2                                                                                         but is not signed or dated by borrower so cannot confirm that borrower received.
                                                                                                                                                                                                                                                                                        *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
3820118282 XXX       XXX       XXX       2                                                                                                                                                                                                                                  2           *** (OPEN) (Doc Error) Initial GFE not provided - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                   B           B           No       Yes       Final HUD1 MN    6/XX/2004    Purchase      Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                        *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
3655237052 XXX       XXX       XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV1                                                                                                                                                             2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2004 which is 0 months prior to consummation. A lookback was performed to determine this application date. - EV2                                                                                                                                                                                                       B           B           Yes      Yes       Final HUD1 CT    9/XX/2004    Purchase      Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                        *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
2991565697 XXX       XXX       XXX       2                *** (OPEN) Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report                                                                                                                    2           *** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing. - EV2                                                                                                                                                                                                                                                    B           B           Yes      Yes       Final HUD1 OH    1/XX/2013    Refinance     Primary     XXX        $XXX
                                                          Date: 01/XX/2013 - EV3                                                                                                                                                                                                        *** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2
                                                          *** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV1                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2012 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Ohio Consumer Sales Practices Act (Ability to Repay not Verified): Ohio Consumer Sales Practices Act:  Borrower's ability to repay not verified with reliable documentation. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Ohio Consumer Sales Practices Act (Acknowledgement of Receipt of Home Mortgage Loan Information Document Not Retained by Lender): Ohio Consumer Sales Practices Act: Acknowledgement of Receipt of Home Mortgage Loan Information Document not retained by lender. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Ohio Consumer Sales Practices Act (Closing Disclosure Not Provided): Ohio Consumer Sales Practices Act:  Consumer did not receive the required Closing Disclosure. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) RESPA (2010) - Written Service Provider List Missing: RESPA (2010):  Borrower not provided with list of service providers. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) RESPA -  Initial Escrow Account Statement Missing: RESPA: Initial escrow account statement was not provided to the borrower. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) SAFE Act - Individual LO NMLS license status not approved: Unable to test Individual Loan Originator license status due to missing information. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) SAFE Act - Individual LO not licensed at time of application: Unable to test Loan Originator license due to missing information. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) SAFE Act - LO Company NMLS license status not approved: Unable to test LO company status due to missing information. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) SAFE Act - LO Company not licensed at time of application: Unable to test LO company NMLS license due to missing information. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Secure and Fair Enforcement for Mortgage Licensing Act:  Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
3602069277 XXX       XXX       XXX       1                                                                                                                                                                                                                                  1                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                   A           A           Yes      Yes       Final HUD1 TN    4/XX/2005    Refinance     Primary     XXX        $XXX
2881690518 XXX       XXX       XXX       2                                                                                                                                                                                                                                  2           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2                                                                                                                                                                                               B           B           Yes      Yes       Final HUD1 PA    11/XX/2005   Refinance     Primary     XXX        $XXX
3853681811 XXX       XXX       XXX       2                *** (OPEN) Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report                                                                                                                    2           *** (OPEN) RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges. - EV2                                                                                                                                                                                                                                           B           B           Yes      Yes       Final HUD1 MO    1/XX/2014    Refinance     Primary     XXX        $XXX
                                                          Date: <empty> - EV3                                                                                                                                                                                                           *** (OPEN) RESPA -  Initial Escrow Account Statement Missing: RESPA: Initial escrow account statement was not provided to the borrower. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) SAFE Act - Individual LO NMLS license status not approved: Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator not in approved license status to conduct loan origination activities. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) SAFE Act - Individual LO not licensed at time of application: Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator not NMLS licensed or registered at time of application. - EV2
3029847700 XXX       XXX       XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV1                                                                                                                                                             2           *** (OPEN) ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information. - EV2                                                                                                                                                                                                                                                                                                                        B           B           Yes      Yes       Final HUD1 CA    3/XX/2007    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                        *** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV1
3115938513 XXX       XXX       XXX       2                                                                                                                                                                                                                                  2           *** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2                                                                                                                                                                                                                                                                                                                                                               B           B           No       Yes       Final HUD1 AR    6/XX/2005    Purchase      Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                        *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
2874270419 XXX       XXX       XXX       2                                                                                                                                                                                                                                  2           *** (OPEN) ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information. - EV2                                                                                                                                                                                                                                                                                                                        B           B           Yes      Yes       Final HUD1 OH    3/XX/2006    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                        *** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
3788653942 XXX       XXX       XXX       2                                                                                                                                                                                                                                  2           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2                                                                                                                                                                                               B           B           No       Yes       Final HUD1 PA    5/XX/2006    Purchase      Primary     XXX        $XXX
3703092529 XXX       XXX       XXX       2                                                                                                                                                                                                                                  2           *** (OPEN) Massachusetts Home Loan - Borrower's Interest Tangible Net Benefit Worksheet Not in File: Massachusetts Home Loan: No evidence in loan file of document or worksheet indicating how the lender determined that the home loan is in the borrower's interest. - EV2                                                                                                                                                                                                            B           B           Yes      Yes       Final HUD1 MA    4/XX/2007    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                        *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
2837580173 XXX       XXX       XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV1                                                                                                                                                             2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2                                                                                                                                                                                                       B           B           Yes      Yes       Final HUD1 WI    9/XX/2007    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                        *** (OPEN) TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act:  Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s). - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 09/XX/2007, prior to three (3) business days from transaction date of 09/XX/2007. - EV2
3644574105 XXX       XXX       XXX       2                                                                                                                                                                                                                                  2           *** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2                                                                                                                                                                                                                                                                           B           B           Yes      Yes       Final HUD1 TN    6/XX/2006    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                        *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2
3026251459 XXX       XXX       XXX       2                *** (OPEN) Missing Document: Appraisal not provided - EV3                                                                                                                                                         2           *** (OPEN) (Doc Error) Initial GFE not provided - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                   B           B           Yes      Yes       Final HUD1 CT    8/XX/2004    Refinance     Primary     XXX        $XXX
                                                          *** (OPEN) Missing Document: Credit Report not provided - EV3                                                                                                                                                                 *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                          *** (OPEN) Missing Document: Missing Final 1003 - EV1                                                                                                                                                                         *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
3756326751 XXX       XXX       XXX       2                                                                                                                                                                                                                                  2           *** (OPEN) (Doc Error) TIL Error: Final TIL not signed by all required parties - EV2                                                                                                                                                                                                                  *** (OPEN) (Doc Error) TIL Error: Final TIL not signed by all required parties                                                                                                    B           B           No       Yes       Final HUD1 VA    2/XX/2008    Purchase      Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                        *** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2                                                                                                                                                                             COMMENT: 2021/XX/08: TIL appears to be final but not signed nor initialed by borrower.
                                                                                                                                                                                                                                                                                        *** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2                                                                                                                                           *** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
                                                                                                                                                                                                                                                                                        *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2                     COMMENT: 2021/XX/08: TIL in file indicated to be final, expected funding date same as disbursement and/or note date
                                                                                                                                                                                                                                                                                        *** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2                                                                                         but is not signed or dated by borrower so cannot confirm that borrower received.
                                                                                                                                                                                                                                                                                        *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
3636057272 XXX       XXX       XXX       2                *** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV1                                                                                                                              2           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2                                                                                                                                                                                               B           B           Yes      Yes       Final HUD1 AL    3/XX/2006    Refinance     Primary     XXX        $XXX
2813557516 XXX       XXX       XXX       3                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                     3           *** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3                                                                                                                                                                                                                                                                          D           D           Yes      No        Missing    WI    10/XX/2004   Refinance     UTD         XXX        $XXX
                                                          *** (OPEN) Missing Document: Appraisal not provided - EV3                                                                                                                                                                     *** (OPEN) (Doc Error) Initial GFE not provided - EV2
                                                          *** (OPEN) Missing Document: Credit Report not provided - EV3                                                                                                                                                                 *** (OPEN) ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2
                                                          *** (OPEN) Missing Document: Missing Final 1003 - EV1                                                                                                                                                                         *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 10/XX/2004 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2004 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2
3846166732 XXX       XXX       XXX       2                                                                                                                                                                                                                                  2           *** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi (Circuit 2, 5, 7, 8, 9, 10 or DC): Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. (H-8 Form was used and property is in the 2 nd, 5 th, 7 th, 8 th, 9 th,                                                                                                                                                                                     B           B           Yes      Yes       Final HUD1 CA    2/XX/2008    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                        10 th, or District of Columbia) - EV2
2757808180 XXX       XXX       XXX       1                *** (OPEN) Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report                                                                                                                    1                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                   A           A           Yes      Yes       Final HUD1 IL    10/XX/2003   Refinance     Primary     XXX        $XXX
                                                          Date: <empty> - EV3
3056516377 XXX       XXX       XXX       2                                                                                                                                                                                                                                  2           *** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2                                                                                                                                                                             *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the       B           B           Yes      Yes       Final HUD1 UT    7/XX/2005    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                        *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2                                                                                                     amount of $XXX.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              COMMENT: 2021/XX/29: TIL itemization did not disclose a flood cert fee of $XXX and a title courier fee of $XXX as prepaid finance charges.
3243719300 XXX       XXX       XXX       3                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                     3           *** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3                                                                                                                                                                                                                                                                          D           D           Yes      No        Missing    SC    9/XX/2007    Purchase      UTD         XXX        $XXX
                                                          *** (OPEN) Missing Document: Appraisal not provided - EV3                                                                                                                                                                     *** (OPEN) (Doc Error) Initial GFE not provided - EV2
                                                          *** (OPEN) Missing Document: Missing Final 1003 - EV1                                                                                                                                                                         *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 09/XX/2007 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2007 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) South Carolina Home Loan (Complaint Agency Disclosure Not Provided): South Carolina Home Loan: Borrower not provided with a document specifying the agency designated to receive complaints or inquiries about the origination and making of the loan. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2
3771710735 XXX       XXX       XXX       1                                                                                                                                                                                                                                  1           *** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV1                                                                                                                                                                                                                                                                                     B           B           Yes      Yes       Final HUD1 CT    11/XX/2006   Refinance     Primary     XXX        $XXX
3562291949 XXX       XXX       XXX       2                *** (OPEN) Missing Document: Credit Report not provided - EV3                                                                                                                                                     2           *** (OPEN) (Doc Error) Initial GFE not provided - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                   B           B           Yes      Yes       Final HUD1 IL    1/XX/2002    Refinance     Primary     XXX        $XXX
                                                          *** (OPEN) Security Instrument Error: Invalid MERS Min Number - EV3                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2001 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
3388522231 XXX       XXX       XXX       2                                                                                                                                                                                                                                  2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2                                                                                                                                                                                                       B           B           Yes      Yes       Final HUD1 PA    8/XX/2003    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                        *** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act:  Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s). - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 08/XX/2003, prior to three (3) business days from transaction date of 08/XX/2003. - EV2
3136404008 XXX       XXX       XXX       3                *** (OPEN) Missing Document: Appraisal not provided - EV3                                                                                                                                                         3           *** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3                                                                                                                                                                                                                                                                          D           D           Yes      No        Missing    MA    7/XX/1998    UTD           UTD         XXX        $XXX
                                                          *** (OPEN) Missing Document: Missing Final 1003 - EV1                                                                                                                                                                         *** (OPEN) (Doc Error) Initial GFE not provided - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 07/XX/1998 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/1998 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2
3281276105 XXX       XXX       XXX       2                                                                                                                                                                                                                                  2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2                                                                                                                                                                                                       B           B           Yes      Yes       Final HUD1 WA    8/XX/2005    Refinance     Primary     XXX        $XXX
2796469341 XXX       XXX       XXX       2                                                                                                                                                                                                                                  2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2                                                                                                                                                                                                       B           B           Yes      Yes       Final HUD1 FL    8/XX/2007    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                        *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
3078303711 XXX       XXX       XXX       2                                                                                                                                                                                                                                  2           *** (OPEN) Massachusetts Home Loan - Borrower's Interest Tangible Net Benefit Worksheet Not in File: Massachusetts Home Loan: No evidence in loan file of document or worksheet indicating how the lender determined that the home loan is in the borrower's interest. - EV2                                                                                                                                                                                                            B           B           Yes      Yes       Final HUD1 MA    8/XX/2007    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                        *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
2983379796 XXX       XXX       XXX       1                                                                                                                                                                                                                                  1                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                   A           A           Yes      Yes       Final HUD1 GA    1/XX/2008    Refinance     Primary     XXX        $XXX
3097011783 XXX       XXX       XXX       2                *** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV1                                                                                                                              2           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower. - EV2                                                                                                                                                                                                                                                                                         B           B           Yes      Yes       Final HUD1 MD    8/XX/2006    Refinance     Primary     XXX        $XXX
3231199556 XXX       XXX       XXX       2                                                                                                                                                                                                                                  2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2                                                                                                                                                                                                       B           B           Yes      Yes       Final HUD1 TX    2/XX/2006    Purchase      Primary     XXX        $XXX
2875828718 XXX       XXX       XXX       3                                                                                                                                                                                                                                  3           *** (OPEN) Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1:  HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing. - EV3                                                                                                                                                                                                                                                                          D           D           Yes      Yes       HUD1, not  CA    10/XX/2007   Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                        *** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2                                                                                                                                                                                                                                                                                                                                                                                                          signed or
                                                                                                                                                                                                                                                                                        *** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2                                                                                                                                                                                                                                                                                                                      stamped
3119466800 XXX       XXX       XXX       2                                                                                                                                                                                                                                  2           *** (OPEN) (Doc Error) Initial GFE not provided - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                   B           B           Yes      Yes       Final HUD1 NY    8/XX/2005    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                        *** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
3350559257 XXX       XXX       XXX       2                *** (OPEN) Missing Document: Appraisal not provided - EV3                                                                                                                                                         2           *** (OPEN) (Doc Error) Initial GFE not provided - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                   B           B           No       Yes       Final HUD1 AL    5/XX/2007    Purchase      Primary     XXX        $XXX
                                                          *** (OPEN) Missing Document: Missing Final 1003 - EV1                                                                                                                                                                         *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
3344607735 XXX       XXX       XXX       2                                                                                                                                                                                                                                  2           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2                                                                                                                                                                                               B           B           No       Yes       Final HUD1 TX    8/XX/2007    Purchase      Primary     XXX        $XXX
2813730959 XXX       XXX       XXX       1                                                                                                                                                                                                                                  1                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                   A           A           Yes      Yes       Final HUD1 IN    12/XX/2006   Purchase      Primary     XXX        $XXX
2780156203 XXX       XXX       XXX       2                                                                                                                                                                                                                                  2           *** (OPEN) Ohio Consumer Sales Practices Act (Acknowledgement of Receipt of Home Mortgage Loan Information Document Not Retained by Lender): Ohio Consumer Sales Practices Act: Acknowledgement of Receipt of Home Mortgage Loan Information Document not retained by lender. - EV2                                                                                                                                                                                                     B           B           No       Yes       Final HUD1 OH    11/XX/2007   Purchase      Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                        *** (OPEN) Ohio Consumer Sales Practices Act (Closing Disclosure Not Provided): Ohio Consumer Sales Practices Act:  Consumer did not receive the required Closing Disclosure. - EV2
3610842143 XXX       XXX       XXX       2                                                                                                                                                                                                                                  2           *** (OPEN) ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2                                                                                                                                                                                                                                                                                                               B           B           Yes      Yes       Final HUD1 CA    7/XX/2007    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                        *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2
3202630662 XXX       XXX       XXX       2                                                                                                                                                                                                                                  2           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2                                                                                                                                                                                               B           B           Yes      Yes       Final HUD1 NY    8/XX/2006    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                        *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 08/XX/2006, prior to three (3) business days from transaction date of 08/XX/2006. - EV2
3200924121 XXX       XXX       XXX       2                                                                                                                                                                                                                                  2           *** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing. - EV2                                                                                                                                                                                                                                                    B           B           Yes      Yes       Final HUD1 NM    12/XX/2006   Purchase      Primary     XXX        $XXX
3836810774 XXX       XXX       XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV1                                                                                                                                                             2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2006 which is 0 months prior to consummation. A lookback was performed to determine this application date. - EV2                                                                                                                                                                                                       B           B           Yes      Yes       Final HUD1 PA    11/XX/2006   Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                        *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
3818186370 XXX       XXX       XXX       1                                                                                                                                                                                                                                  1                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                   A           A           No       Yes       Final HUD1 TN    9/XX/2003    Purchase      Primary     XXX        $XXX
3770564836 XXX       XXX       XXX       3                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                     3           *** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3                                                                                                                                                                                                                                                                          D           D           Yes      No        Missing    NC    1/XX/2001    Purchase      UTD         XXX        $XXX
                                                          *** (OPEN) Missing Document: Appraisal not provided - EV3                                                                                                                                                                     *** (OPEN) (Doc Error) Initial GFE not provided - EV2
                                                          *** (OPEN) Missing Document: Missing Final 1003 - EV1                                                                                                                                                                         *** (OPEN) ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 01/XX/2001 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2000 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2
3291820083 XXX       XXX       XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                     2           *** (OPEN) (Doc Error) Initial GFE not provided - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                   B           B           Yes      Yes       Final HUD1 MO    6/XX/2005    Refinance     Primary     XXX        $XXX
                                                          *** (OPEN) Missing Document: Appraisal not provided - EV3                                                                                                                                                                     *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
3677646027 XXX       XXX       XXX       2                                                                                                                                                                                                                                  2           *** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2                                                                                                                                                                                                                                                                           B           B           Yes      Yes       Final HUD1 CA    2/XX/2008    Refinance     Primary     XXX        $XXX
3425780965 XXX       XXX       XXX       2                                                                                                                                                                                                                                  2           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2                                                                                                                                                                                               B           B           Yes      Yes       Final HUD1 DC    10/XX/2006   Refinance     Primary     XXX        $XXX
3775868157 XXX       XXX       XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV1                                                                                                                                                             2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2007 which is 0 months prior to consummation. A lookback was performed to determine this application date. - EV2                                                                                                                                                                                                       B           B           Yes      Yes       Final HUD1 MA    4/XX/2007    Purchase      Primary     XXX        $XXX
                                                          *** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV1
3282388596 XXX       XXX       XXX       1                                                                                                                                                                                                                                  1                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                   A           A           No       Yes       Final HUD1 PA    8/XX/2006    Purchase      Primary     XXX        $XXX
3775896590 XXX       XXX       XXX       2                                                                                                                                                                                                                                  2           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2                                                                                                                                                                                               B           B           Yes      Yes       Final HUD1 TX    10/XX/2007   Purchase      Primary     XXX        $XXX
3620986551 XXX       XXX       XXX       3                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                     3           *** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3                                                                                                                                                                                                                                                                          D           D           No       No        Missing    OR    12/XX/2004   Purchase      Primary     XXX        $XXX
                                                          *** (OPEN) Missing Document: Appraisal not provided - EV3                                                                                                                                                                     *** (OPEN) (Doc Error) Initial GFE not provided - EV2
                                                          *** (OPEN) Missing Document: Missing Final 1003 - EV1                                                                                                                                                                         *** (OPEN) ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 12/XX/2004 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2004 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
3326593821 XXX       XXX       XXX       3                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                     3           *** (OPEN) Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1:  HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing. - EV3                                                                                                                                                                                                                                                                          D           D           Yes      Yes       HUD1, not  CA    6/XX/2004    Refinance     Primary     XXX        $XXX
                                                          *** (OPEN) Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report                                                                                                                                *** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi (Circuit 2, 5, 7, 8, 9, 10 or DC): Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. (H-8 Form was used and property is in the 2 nd, 5 th, 7 th, 8 th, 9 th,                                                                                                                                                                                                                                signed or
                                                          Date: 05/XX/2004 - EV3                                                                                                                                                                                                        10 th, or District of Columbia) - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              stamped
                                                                                                                                                                                                                                                                                        *** (OPEN) ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2
3687277805 XXX       XXX       XXX       2                                                                                                                                                                                                                                  2           *** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2                                                                                                                                                                                                                                                                           B           B           Yes      Yes       Final HUD1 FL    5/XX/2006    Refinance     Primary     XXX        $XXX
3263340012 XXX       XXX       XXX       2                *** (OPEN) Missing Document: Appraisal not provided - EV3                                                                                                                                                         2           *** (OPEN) (Doc Error) Initial GFE not provided - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                   B           B           Yes      Yes       Final HUD1 OH    6/XX/2012    Refinance     Primary     XXX        $XXX
                                                          *** (OPEN) Missing Document: Missing Final 1003 - EV1                                                                                                                                                                         *** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing. - EV2
                                                          *** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV1                                                                                                                                          *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2012 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Ohio Consumer Sales Practices Act (Ability to Repay not Verified): Ohio Consumer Sales Practices Act:  Borrower's ability to repay not verified with reliable documentation. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Ohio Consumer Sales Practices Act (Acknowledgement of Receipt of Home Mortgage Loan Information Document Not Retained by Lender): Ohio Consumer Sales Practices Act: Acknowledgement of Receipt of Home Mortgage Loan Information Document not retained by lender. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Ohio Consumer Sales Practices Act (Closing Disclosure Not Provided): Ohio Consumer Sales Practices Act:  Consumer did not receive the required Closing Disclosure. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Ohio CSPA Tangible Net Benefit Test: Ohio Consumer Sales Practices Act: Unable to determine if mortgage loan refinanced has a tangible net benefit to the borrower due to missing prior loan information. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) RESPA (2010) - HUD column on HUD Comparison Chart Inaccurate: RESPA (2010) - HUD-1 column on page 3 of Final HUD-1 does not match charges on page 2 of disclosure. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) RESPA -  Initial GFE Missing: RESPA: Initial GFE not provided to Borrower(s). - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) RESPA - Incorrect HUD-1 Form Used: RESPA (2010) - Final HUD-1 Settlement Statement is not on the proper 2010 form. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Secure and Fair Enforcement for Mortgage Licensing Act:  Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
2907343415 XXX       XXX       XXX       2                                                                                                                                                                                                                                  2           *** (OPEN) South Carolina Home Loan (Complaint Agency Disclosure Not Provided): South Carolina Home Loan: Borrower not provided with a document specifying the agency designated to receive complaints or inquiries about the origination and making of the loan. - EV2                                                                                                                                                                                                                 B           B           Yes      Yes       Final HUD1 SC    6/XX/2006    Purchase      Primary     XXX        $XXX
3369243525 XXX       XXX       XXX       2                *** (OPEN) Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report                                                                                                                    2           *** (OPEN) 2011 TIL-MDIA - Introductory Escrow Payment Inaccurate: Truth in Lending Act (MDIA 2011):  The amount of taxes and insurance, including any mortgage insurance, on the Final TIL does not match the amount of taxes and insurance, including any mortgage insurance, for the loan. - EV2   *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the       B           B           Yes      Yes       Final HUD1 FL    4/XX/2012    Refinance     Primary     XXX        $XXX
                                                          Date: 03/XX/2012 - EV3                                                                                                                                                                                                        *** (OPEN) 2011 TIL-MDIA Rate-Payment Summary Table - Introductory Total Payment (PITI) Inaccurate: Truth in Lending Act (MDIA 2011):  Total payment amount (PITI) on the Final TIL does not match the total payment amount for the loan. - EV2                                                       amount of $XXX.
                                                                                                                                                                                                                                                                                        *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2                                                                                                     COMMENT: 2021/XX/28: Unable to determine the under disclosure due to missing the itemization of amount financed.
                                                                                                                                                                                                                                                                                        *** (OPEN) RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) RESPA (2010) - 0% Tolerance (Line 1203) Without Cure: RESPA (2010): 0% tolerance violation for 1203 fee without evidence of sufficient cure provided. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) RESPA (2010) - 10% Tolerance Without Cure: RESPA (2010): 10% tolerance violation without  evidence of sufficient cure provided. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) SAFE Act - LO Company NMLS license status not approved: Secure and Fair Enforcement for Mortgage Licensing Act: Loan Originator Organization not in approved license status to conduct loan origination activities. - EV2
3478857065 XXX       XXX       XXX       2                                                                                                                                                                                                                                  2           *** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2                                                                                                                                                                                                                                                                           B           B           Yes      Yes       Final HUD1 SC    2/XX/2008    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                        *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) South Carolina Home Loan (Complaint Agency Disclosure Not Provided): South Carolina Home Loan: Borrower not provided with a document specifying the agency designated to receive complaints or inquiries about the origination and making of the loan. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) South Carolina Home Loan (No Tangible Net Benefit): South Carolina Home Loan: Mortgage loan refinanced within 42 months of previous loan without a tangible net benefit to borrower. - EV2
2811723921 XXX       XXX       XXX       2                *** (OPEN) Missing Document: Credit Report not provided - EV3                                                                                                                                                     2           *** (OPEN) Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinance by a creditor that is not considered the original creditor. The H-9 form was used, the H-8 form                                                                                                                                                                                       B           B           Yes      Yes       Final HUD1 CO    5/XX/2002    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                        should have been used. - EV2
2778898776 XXX       XXX       XXX       1                                                                                                                                                                                                                                  1           *** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV1                                                                                                                                                                                                                                                                                     B           B           No       Yes       Final HUD1 PA    5/XX/2006    Purchase      Primary     XXX        $XXX
3816271692 XXX       XXX       XXX       2                                                                                                                                                                                                                                  2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2                                                                                                                                                                                                       B           B           Yes      Yes       Final HUD1 VA    8/XX/2007    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                        *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
3161784916 XXX       XXX       XXX       1                                                                                                                                                                                                                                  1                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                   A           A           Yes      Yes       Final HUD1 MN    2/XX/2005    Refinance     Primary     XXX        $XXX
3066548561 XXX       XXX       XXX       2                *** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV1                                                                                                                              2           *** (OPEN) Ohio Consumer Sales Practices Act (Closing Disclosure Not Provided Timely): Ohio Consumer Sales Practices Act:  Consumer did not receive the required Closing Disclosure at the time of closing. - EV2                                                                                                                                                                                                                                                                       B           B           Yes      Yes       Final HUD1 OH    5/XX/2007    Refinance     Primary     XXX        $XXX
3378778130 XXX       XXX       XXX       1                                                                                                                                                                                                                                  1                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                   A           A           Yes      Yes       Final HUD1 IL    9/XX/2007    Purchase      Primary     XXX        $XXX
3080265565 XXX       XXX       XXX       2                                                                                                                                                                                                                                  2           *** (OPEN) (Doc Error) GFE Error: There is no evidence that the interest rate was locked prior to closing - EV2                                                                                                                                                                                                                                                                                                                                                                         B           B           Yes      Yes       Final HUD1 WA    10/XX/2012   Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                        *** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) RESPA (2010) - 0% Tolerance (Line 801) Without Cure: RESPA (2010): 0% tolerance violation for 801 fee without evidence of sufficient cure provided. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) RESPA (2010) - 0% Tolerance (Line 802) Without Cure: RESPA (2010): 0% tolerance violation for 802 fee without evidence of sufficient cure provided. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) RESPA (2010) - 0% Tolerance (Line 803) Without Cure: RESPA (2010): 0% tolerance violation for 803 fee without evidence of sufficient cure provided. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) RESPA (2010) - 10% Tolerance Without Cure: RESPA (2010): 10% tolerance violation without  evidence of sufficient cure provided. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) RESPA (2010) - GFE column on HUD Comparison Chart Inaccurate: RESPA (2010) - GFE column on page 3 of Final HUD-1 does not match most recently disclosed GFE. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) RESPA -  Initial Escrow Account Statement Missing: RESPA: Initial escrow account statement was not provided to the borrower. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) SAFE Act - Individual LO NMLS does not match NMLS: Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator NMLSR information on loan documents does not match NMLSR. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) SAFE Act - Individual LO NMLS license status not approved: Unable to test Individual Loan Originator license status due to missing information. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) SAFE Act - Individual LO not licensed at time of application: Unable to test Loan Originator license due to missing information. - EV2
3188324291 XXX       XXX       XXX       2                                                                                                                                                                                                                                  2           *** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2                                                                                                                                                                                                                                                                                                                                                               B           B           Yes      Yes       Final HUD1 WI    7/XX/2008    Purchase      Primary     XXX        $XXX
3167000937 XXX       XXX       XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                     2           *** (OPEN) (Doc Error) Initial GFE not provided - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                   B           B           Yes      Yes       Final HUD1 PA    1/XX/2008    Refinance     Primary     XXX        $XXX
                                                          *** (OPEN) Missing Document: Security Instrument - Subject Lien not provided - EV3                                                                                                                                            *** (OPEN) Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates. - EV2
                                                          *** (OPEN) Missing Document: Missing Final 1003 - EV1                                                                                                                                                                         *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements - EV2
3202261079 XXX       XXX       XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV1                                                                                                                                                             2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2                                                                                                                                                                                                       B           B           No       Yes       Final HUD1 WA    7/XX/2008    Purchase      Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                        *** (OPEN) Washington Residential Mortgage Loan (Disclosure of Material Terms Not Provided): Washington HB 2770: Mortgage loan file does not contain a disclosure summary of all material terms provided to borrower. - EV2
3158999367 XXX       XXX       XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV1                                                                                                                                                             2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2                                                                                                                                                                                                       B           B           No       Yes       Final HUD1 LA    8/XX/2006    Purchase      Primary     XXX        $XXX
3550538371 XXX       XXX       XXX       1                                                                                                                                                                                                                                  1                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                   A           A           No       Yes       Final HUD1 NJ    3/XX/2003    Purchase      Primary     XXX        $XXX
3223933390 XXX       XXX       XXX       3                                                                                                                                                                                                                                  3           *** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3                                                                                                                                                                                                                                                                          D           D           No       No        Missing    PA    12/XX/2005   Purchase      Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                        *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 12/XX/2005 used as disbursement date for compliance testing. - EV2
2945136157 XXX       XXX       XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV1                                                                                                                                                             2           *** (OPEN) ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2                                                                                                                                                                                                                                                                                                               B           B           Yes      Yes       Final HUD1 MA    7/XX/2005    Purchase      Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                        *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower. - EV2
3230691222 XXX       XXX       XXX       2                                                                                                                                                                                                                                  2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2                                                                                                                                                                                                       B           B           Yes      Yes       Final HUD1 KY    6/XX/2007    Purchase      Primary     XXX        $XXX
3797547633 XXX       XXX       XXX       2                                                                                                                                                                                                                                  2           *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2                                                                                                     *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the       B           B           Yes      Yes       Final HUD1 MA    2/XX/2005    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                        *** (OPEN) Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings. - EV2                                                                                                                     amount of $XXX.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              COMMENT: 2021/XX/09: Itemization did not disclose the attorney fee of $XXX and courier fee of $XXX as prepaid finance charges.
2865441792 XXX       XXX       XXX       2                *** (OPEN) Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report                                                                                                                    2           *** (OPEN) (Doc Error) Initial GFE not provided - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                   B           B           Yes      Yes       Final HUD1 MO    11/XX/2005   Refinance     Primary     XXX        $XXX
                                                          Date: <empty> - EV3                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                          *** (OPEN) Missing Document: Missing Final 1003 - EV1                                                                                                                                                                         *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
3591614344 XXX       XXX       XXX       1                                                                                                                                                                                                                                  1                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                   A           A           No       Yes       Final HUD1 TX    4/XX/2008    Purchase      Primary     XXX        $XXX
3037760696 XXX       XXX       XXX       2                                                                                                                                                                                                                                  2           *** (OPEN) (Doc Error) Initial GFE not provided - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                   B           B           No       Yes       Final HUD1 FL    8/XX/2013    Purchase      Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                        *** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) RESPA (2010) - Written Service Provider List Missing: RESPA (2010):  Borrower not provided with list of service providers. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) RESPA -  Initial GFE Missing: RESPA: Initial GFE not provided to Borrower(s). - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not sent within three (3) business days of the creditor application date. - EV2
3117646409 XXX       XXX       XXX       2                                                                                                                                                                                                                                  2           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower. - EV2                                                                                                                                                                                                                                                                                         B           B           No       Yes       Final HUD1 FL    8/XX/2007    Purchase      Second Home XXX        $XXX
3476902170 XXX       XXX       XXX       2                                                                                                                                                                                                                                  2           *** (OPEN) ARM Disclosure Compliant Test: TIL variable rate disclosure: ARM loan program disclosure does not match terms of loan. - EV2                                                                                                                                                                                                                                                                                                                                                 B           B           Yes      Yes       Final HUD1 VA    12/XX/2005   Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                *** (OPEN) ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
3178506128 XXX       XXX       XXX       2                *** (OPEN) Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report                                                                                                                    2           *** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing. - EV2                                                                                                                                                                                                                                                    B           B           Yes      Yes       Final HUD1 ID    3/XX/2010    Refinance     Primary     XXX        $XXX
                                                          Date: <empty> - EV3                                                                                                                                                                                                           *** (OPEN) Idaho Residential Mortgage Practices Act (Rate Lock Agreement Not Provided): Idaho Residential Mortgage Practices Act: Rate Lock-In/Float Disclosure not provided to borrower. - EV2
                                                          *** (OPEN) Missing Document: Stated not provided - EV3                                                                                                                                                                        *** (OPEN) RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement. - EV2
                                                          *** (OPEN) Missing Valuation:: Valuation Type: Stated / Valuation Report Date: <empty> - EV3
2920527997 XXX       XXX       XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV1                                                                                                                                                             2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2003 which is 0 months prior to consummation. A lookback was performed to determine this application date. - EV2                                                                                                                                                                                                       B           B           Yes      Yes       Final HUD1 IN    1/XX/2003    Refinance     Primary     XXX        $XXX
3435653962 XXX       XXX       XXX       3                *** (OPEN) Missing Document: Appraisal not provided - EV3                                                                                                                                                         3           *** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3                                                                                                                                                                                                                                                                          D           D           No       No        Missing    FL    4/XX/1996    Construction- Primary     XXX        $XXX
                                                          *** (OPEN) Missing Document: Credit Report not provided - EV3                                                                                                                                                                 *** (OPEN) (Doc Error) Initial GFE not provided - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            Permanent
                                                          *** (OPEN) Missing Document: Missing Final 1003 - EV1                                                                                                                                                                         *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/1996 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
2856014965 XXX       XXX       XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                     2           *** (OPEN) (Doc Error) Initial GFE not provided - EV2                                                                                                                                                                                                                                                 *** (OPEN) (Doc Error) TIL Error: Final TIL not signed by all required parties                                                                                                    B           B           Yes      Yes       Final HUD1 WA    2/XX/2005    Refinance     Primary     XXX        $XXX
                                                          *** (OPEN) Missing Document: Appraisal not provided - EV3                                                                                                                                                                     *** (OPEN) (Doc Error) TIL Error: Final TIL not signed by all required parties - EV2                                                                                                                                                                                                                  COMMENT: 2021/XX/12: TIL appears to be final but not signed nor initialed by borrower.
                                                          *** (OPEN) Missing Document: Credit Report not provided - EV3                                                                                                                                                                 *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                *** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
                                                                                                                                                                                                                                                                                        *** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2                                                                                                                                                                             COMMENT: 2021/XX/12: TIL in file indicated to be final, expected funding date same as disbursement and/or note date
                                                                                                                                                                                                                                                                                        *** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2                                                                                                                                           but is not signed or dated by borrower so cannot confirm that borrower received.
                                                                                                                                                                                                                                                                                        *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements. - EV2
3309454385 XXX       XXX       XXX       3                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                     3           *** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3                                                                                                                                                                                                                                                                          D           D           Yes      No        Missing    FL    10/XX/2006   UTD           UTD         XXX        $XXX
                                                          *** (OPEN) Missing Document: Appraisal not provided - EV3                                                                                                                                                                     *** (OPEN) (Doc Error) Initial GFE not provided - EV2
                                                          *** (OPEN) Missing Document: Missing Final 1003 - EV1                                                                                                                                                                         *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 10/XX/2006 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2006 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2
2862160582 XXX       XXX       XXX       1                                                                                                                                                                                                                                  1                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                   A           A           Yes      Yes       Final HUD1 MT    10/XX/2006   Refinance     Primary     XXX        $XXX
2857070553 XXX       XXX       XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV1                                                                                                                                                             2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2                                                                                                                                                                                                       B           B           No       Yes       Final HUD1 LA    7/XX/2007    Purchase      Primary     XXX        $XXX
                                                          *** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV1
3196096067 XXX       XXX       XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV1                                                                                                                                                             2           *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2                                                                                                     *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the       B           B           No       Yes       Final HUD1 NJ    12/XX/2001   Purchase      Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                        *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2             amount of $XXX.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              COMMENT: 2021/XX/09: TIL Itemization only disclosed origination charges in the amount of $XXX and final HUD reflects
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              $XXX.
3123797202 XXX       XXX       XXX       2                                                                                                                                                                                                                                  2           *** (OPEN) South Carolina CHL Complaint Agency Disclosure Timing Test: South Carolina Home Loan: Borrower not provided with a document, at time of application, specifying the agency designated to receive complaints or inquiries about the origination and making of the loan. - EV2                                                                                                                                                                                                 B           B           Yes      Yes       Final HUD1 SC    10/XX/2004   Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                        *** (OPEN) South Carolina Home Loan (No Tangible Net Benefit): South Carolina Home Loan: Mortgage loan refinanced within 42 months of previous loan without a tangible net benefit to borrower. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act:  Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s). - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 10/XX/2004, prior to three (3) business days from transaction date of 10/XX/2004. - EV2
3585183051 XXX       XXX       XXX       3                                                                                                                                                                                                                                  3           *** (OPEN) Missing Final HUD-1:  Title Co. Closing Statement Used For Fee Testing: Missing Final HUD-1: Title Company Closing Statement used for any applicable Federal, State or Local compliance testing. - EV3                                                                                                                                                                                                                                                                       D           D           Yes      Yes       Title Co.  CA    8/XX/2006    Purchase      Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                        *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2                                                                                                                                                                                                                                                  Closing
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Statement
3581988390 XXX       XXX       XXX       2                                                                                                                                                                                                                                  2           *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2                                                                                                     *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the       B           B           Yes      Yes       Final HUD1 MA    7/XX/2005    Purchase      Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              amount of $XXX.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              COMMENT: 2021/XX/15: Unable to determine under disclosure due to missing Itemization of Amount Financed.
2933048843 XXX       XXX       XXX       3                *** (OPEN) Missing Document: Missing Final 1003 - EV1                                                                                                                                                             3           *** (OPEN) Missing Final HUD-1:  Estimated HUD-1 Used For Fee Testing: Missing Final HUD-1:  Estimated HUD-1 used for any applicable Federal, State or Local compliance testing. - EV3                                                                                                                                                                                                                                                                                                  D           D           Yes      Yes       Estimated  CA    1/XX/2004    Purchase      Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                        *** (OPEN) ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2                                                                                                                                                                                                                                                                                                                                                                                               HUD1
                                                                                                                                                                                                                                                                                        *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 02/XX/2004 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
3460586259 XXX       XXX       XXX       2                *** (OPEN) Missing Document: Appraisal not provided - EV3                                                                                                                                                         2           *** (OPEN) (Doc Error) Initial GFE not provided - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                   B           B           Yes      Yes       Final HUD1 NJ    7/XX/2005    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                        *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
3385079537 XXX       XXX       XXX       2                                                                                                                                                                                                                                  2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2                                                                                                                                                                                                       B           B           Yes      Yes       Final HUD1 NC    11/XX/2006   Purchase      Primary     XXX        $XXX
3722793274 XXX       XXX       XXX       3                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                     3           *** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3                                                                                                                                                                                                                                                                          D           D           No       No        Missing    PA    8/XX/2007    Purchase      Primary     XXX        $XXX
                                                          *** (OPEN) Missing Document: Appraisal not provided - EV3                                                                                                                                                                     *** (OPEN) (Doc Error) Initial GFE not provided - EV2
                                                          *** (OPEN) Missing Document: Missing Final 1003 - EV1                                                                                                                                                                         *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 08/XX/2007 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2007 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
3136628084 XXX       XXX       XXX       2                *** (OPEN) Missing Document: Appraisal not provided - EV3                                                                                                                                                         2           *** (OPEN) (Doc Error) Initial GFE not provided - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                   B           B           Yes      Yes       Final HUD1 MA    6/XX/2005    Refinance     Primary     XXX        $XXX
                                                          *** (OPEN) Missing Document: Credit Report not provided - EV3                                                                                                                                                                 *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Massachusetts Home Loan - Borrower's Interest Tangible Net Benefit Worksheet Not in File: Massachusetts Home Loan: No evidence in loan file of document or worksheet indicating how the lender determined that the home loan is in the borrower's interest. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
3597979344 XXX       XXX       XXX       2                                                                                                                                                                                                                                  2           *** (OPEN) (Doc Error) Initial GFE not provided - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                   B           B           No       Yes       Final HUD1 TN    6/XX/2007    Purchase      Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                        *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV1
3418506819 XXX       XXX       XXX       2                                                                                                                                                                                                                                  2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2                                                                                                                                                                                                       B           B           No       Yes       Final HUD1 IL    4/XX/2006    Purchase      Investment  XXX        $XXX
3637695488 XXX       XXX       XXX       2                                                                                                                                                                                                                                  2           *** (OPEN) (Doc Error) Initial GFE not provided - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                   B           B           No       Yes       Final HUD1 PA    1/XX/2008    Purchase      Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                        *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV1
3527737165 XXX       XXX       XXX       2                                                                                                                                                                                                                                  2           *** (OPEN) CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application. - EV2                                                                                                                                                                                                                                                                       B           B           No       Yes       Final HUD1 FL    5/XX/2005    Purchase      Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                        *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2
3565469275 XXX       XXX       XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV1                                                                                                                                                             2           *** (OPEN) (Doc Error) TIL Error: Borrower signature not dated. - EV2                                                                                                                                                                                                                                 *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the       B           B           Yes      Yes       Final HUD1 OH    1/XX/2005    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                        *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2                                                                                                     amount of $XXX.
                                                                                                                                                                                                                                                                                        *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2                     COMMENT: 2021/XX/16: The TIL itemization did not disclose a settlement fee of $XXX courier fee of $XXX or wire fee of $XXX but did include a credit report of $XXX as prepaid
                                                                                                                                                                                                                                                                                        *** (OPEN) Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements. - EV2                                                                                                                             finance charges.
3764042334 XXX       XXX       XXX       2                *** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV1                                                                                                                              2           *** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2                                                                                                                                                                                                                                                                                                                                                               B           B           No       Yes       Final HUD1 OH    11/XX/2007   Purchase      Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                        *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Ohio Consumer Sales Practices Act (Acknowledgement of Receipt of Home Mortgage Loan Information Document Not Received Timely): Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Ohio Consumer Sales Practices Act (Closing Disclosure Not Provided): Ohio Consumer Sales Practices Act:  Consumer did not receive the required Closing Disclosure. - EV2
2988303056 XXX       XXX       XXX       2                *** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV1                                                                                                                              2           *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2                                                                                                     *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the       B           B           Yes      Yes       Final HUD1 CT    9/XX/2007    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              amount of $XXX.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              COMMENT: 2021/XX/16: Unable to determine under disclosure due to missing Itemization of Amount Financed.
3229873161 XXX       XXX       XXX       2                                                                                                                                                                                                                                  2           *** (OPEN) (Doc Error) TIL Error: Borrower signature not dated. - EV2                                                                                                                                                                                                                                                                                                                                                                                                                   B           B           Yes      Yes       Final HUD1 FL    9/XX/2005    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                        *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act:  Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s). - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 10/XX/2005, prior to three (3) business days from transaction date of 10/XX/2005. - EV2
2866907997 XXX       XXX       XXX       2                                                                                                                                                                                                                                  2           *** (OPEN) New York Late Charge Percent Testing: New York Late Charge: Note late charge percent of 5.00000% exceeds the state maximum of 2%. - EV2                                                                                                                                                                                                                                                                                                                                      B           B           Yes      Yes       Final HUD1 NY    7/XX/2012    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                        *** (OPEN) RESPA (2010) -  Existence of Escrow Account on Final GFE Inaccurate: RESPA (2010): Existence of escrow account disclosed on Final GFE does not match actual terms. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) RESPA (2010) - 0% Tolerance (Line 1203) Without Cure: RESPA (2010): 0% tolerance violation for 1203 fee without evidence of sufficient cure provided. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) RESPA (2010) - 10% Tolerance Without Cure: RESPA (2010): 10% tolerance violation without  evidence of sufficient cure provided. - EV2
2984444760 XXX       XXX       XXX       1                                                                                                                                                                                                                                  1                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                   A           A           Yes      Yes       Final HUD1 GA    11/XX/2004   Purchase      Primary     XXX        $XXX
3732785055 XXX       XXX       XXX       2                                                                                                                                                                                                                                  2           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2                                                                                                                                                                                                                                                                                                                                                                   B           B           Yes      Yes       Final HUD1 MN    3/XX/2008    Refinance     Primary     XXX        $XXX
3272524532 XXX       XXX       XXX       2                                                                                                                                                                                                                                  2           *** (OPEN) (Doc Error) TIL Error: Borrower signature not dated. - EV2                                                                                                                                                                                                                                 *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the       B           B           No       Yes       Final HUD1 PA    11/XX/2007   Purchase      Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                        *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2                                                                                                     amount of $XXX.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              COMMENT: 2021/XX/21: Unable to determine under disclosure due to missing Itemization of Amount Financed.
3646290114 XXX       XXX       XXX       2                *** (OPEN) Missing Document: Appraisal not provided - EV3                                                                                                                                                         2           *** (OPEN) (Doc Error) Initial GFE not provided - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                   B           B           Yes      Yes       Final HUD1 TX    2/XX/2003    Purchase      Primary     XXX        $XXX
                                                          *** (OPEN) Missing Document: Missing Final 1003 - EV1                                                                                                                                                                         *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
3635776863 XXX       XXX       XXX       2                                                                                                                                                                                                                                  2           *** (OPEN) South Carolina Home Loan (Complaint Agency Disclosure Not Provided): South Carolina Home Loan: Borrower not provided with a document specifying the agency designated to receive complaints or inquiries about the origination and making of the loan. - EV2                                                                                                                                                                                                                 B           B           Yes      Yes       Final HUD1 SC    5/XX/2009    Refinance     Primary     XXX        $XXX
3526446440 XXX       XXX       XXX       2                                                                                                                                                                                                                                  2           *** (OPEN) (Doc Error) Initial GFE not provided - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                   B           B           No       Yes       Final HUD1 LA    6/XX/2005    Purchase      Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                        *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
2834326989 XXX       XXX       XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV1                                                                                                                                                             2           *** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2                                                                                                                                                                                                                                                                           B           B           Yes      Yes       Final HUD1 FL    4/XX/2008    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                        *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2
2780678503 XXX       XXX       XXX       2                                                                                                                                                                                                                                  2           *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2                                                                                                     *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the       B           B           No       Yes       Final HUD1 DE    12/XX/2005   Purchase      Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                        *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2             amount of $XXX.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              COMMENT: 2021/XX/20: Unable to determine under disclosure  due to missing itemization of amount financed.
3217762422 XXX       XXX       XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV1                                                                                                                                                             2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2                                                                                                                                                                                                       B           B           No       Yes       Final HUD1 NY    6/XX/2004    Refinance     Investment  XXX        $XXX
3212219457 XXX       XXX       XXX       2                *** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV1                                                                                                                              2           *** (OPEN) Massachusetts Home Loan - Borrower's Interest Tangible Net Benefit Worksheet Not in File: Massachusetts Home Loan: No evidence in loan file of document or worksheet indicating how the lender determined that the home loan is in the borrower's interest. - EV2                                                                                                                                                                                                            B           B           Yes      Yes       Final HUD1 MA    9/XX/2007    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                        *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2
3542716325 XXX       XXX       XXX       2                                                                                                                                                                                                                                  2           *** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2                                                                                                                                                                                                                                                                                                                                                               B           B           Yes      Yes       Final HUD1 SC    2/XX/2006    Purchase      Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                        *** (OPEN) South Carolina Home Loan (Complaint Agency Disclosure Not Provided): South Carolina Home Loan: Borrower not provided with a document specifying the agency designated to receive complaints or inquiries about the origination and making of the loan. - EV2
3811317145 XXX       XXX       XXX       2                                                                                                                                                                                                                                  2           *** (OPEN) (Doc Error) Initial GFE not provided - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                   B           B           Yes      Yes       Final HUD1 TN    3/XX/2006    Refinance     Primary     XXX        $XXX
3094427356 XXX       XXX       XXX       3                                                                                                                                                                                                                                  3           *** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3                                                                                                                                                                                                                                                                          D           D           Yes      No        Missing    MD    10/XX/2006   Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                        *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 10/XX/2006 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2006 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV1
3131857494 XXX       XXX       XXX       2                                                                                                                                                                                                                                  2           *** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2                                                                                                                                                                                                                                                                                                                                                               B           B           Yes      Yes       Final HUD1 MA    2/XX/2006    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                        *** (OPEN) Massachusetts Home Loan - Borrower's Interest Tangible Net Benefit Worksheet Not in File: Massachusetts Home Loan: No evidence in loan file of document or worksheet indicating how the lender determined that the home loan is in the borrower's interest. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2
3742039387 XXX       XXX       XXX       2                                                                                                                                                                                                                                  2           *** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi (Circuit 2, 5, 7, 8, 9, 10 or DC): Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. (H-8 Form was used and property is in the 2 nd, 5 th, 7 th, 8 th, 9 th,                                                                                                                                                                                     B           B           Yes      Yes       Final HUD1 CA    7/XX/2002    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                        10 th, or District of Columbia) - EV2
3510506551 XXX       XXX       XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV1                                                                                                                                                             2           *** (OPEN) (Doc Error) TIL Error: Final TIL not signed by all required parties - EV2                                                                                                                                                                                                                  *** (OPEN) (Doc Error) TIL Error: Final TIL not signed by all required parties                                                                                                    B           B           No       Yes       Final HUD1 IL    11/XX/2007   Purchase      Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                        *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2                                                                                                     COMMENT: 2021/XX/21: TIL appears to be final but not signed or initialed by the borrower
                                                                                                                                                                                                                                                                                        *** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2                                                                                                                                           *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the
                                                                                                                                                                                                                                                                                        *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2                     amount of $XXX.
                                                                                                                                                                                                                                                                                        *** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2                                                                                         COMMENT: 2021/XX/21: Unable to determine underdisclosure due to missing Fee Itemization.
                                                                                                                                                                                                                                                                                        *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application    *** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
                                                                                                                                                                                                                                                                                        due to missing information. - EV2                                                                                                                                                                                                                                                                     COMMENT: 2021/XX/21: TIL in file indicated to be final, expected funding date same as disbursement and/or note date but is not signed or dated by borrower so cannot confirm that borrower received.
3595590234 XXX       XXX       XXX       2                                                                                                                                                                                                                                  2           *** (OPEN) (Doc Error) TIL Error: Final TIL not signed by all required parties - EV2                                                                                                                                                                                                                  *** (OPEN) (Doc Error) TIL Error: Final TIL not signed by all required parties                                                                                                    B           B           No       Yes       Final HUD1 FL    1/XX/2007    Purchase      Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                        *** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2                                                                                                                                           COMMENT: 2021/XX/22: TIL appears to be final but not signed nor initialed by borrower.
                                                                                                                                                                                                                                                                                        *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2                     *** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
                                                                                                                                                                                                                                                                                        *** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2                                                                                         COMMENT: 2021/XX/22: TIL in file indicated to be final, expected funding date same as disbursement and/or note date
                                                                                                                                                                                                                                                                                        *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application    but is not signed or dated by borrower so cannot confirm that borrower received.
                                                                                                                                                                                                                                                                                        due to missing information. - EV2
3250115735 XXX       XXX       XXX       2                                                                                                                                                                                                                                  2           *** (OPEN) ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2                                                                                                                                                                                                                                                                                                               B           B           Yes      Yes       Final HUD1 FL    10/XX/2007   Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                        *** (OPEN) CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2
2968152886 XXX       XXX       XXX       2                *** (OPEN) Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report                                                                                                                    2           *** (OPEN) (Doc Error) Initial GFE not provided - EV2                                                                                                                                                                                                                                                 *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the       B           B           Yes      Yes       Final HUD1 OH    8/XX/2013    Refinance     Primary     XXX        $XXX
                                                          Date: 08/XX/2013 - EV3                                                                                                                                                                                                        *** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing. - EV2                                                                  amount of $XXX.
                                                                                                                                                                                                                                                                                        *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2                                                                                                     COMMENT: 2021/XX/21: Unable to determine under disclosure, due to missing itemization of amount financed.
                                                                                                                                                                                                                                                                                        *** (OPEN) Ohio Consumer Sales Practices Act (Closing Disclosure Not Provided): Ohio Consumer Sales Practices Act:  Consumer did not receive the required Closing Disclosure. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Ohio Consumer Sales Practices Act (No Documentation of Tangible Net Benefit Analysis): Ohio Consumer Sales Practices Act:  Mortgage loan file does not contain documentation of the analysis of the borrower's reasonable tangible net benefit. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) RESPA -  Initial Escrow Account Statement Missing: RESPA: Initial escrow account statement was not provided to the borrower. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) RESPA -  Initial GFE Missing: RESPA: Initial GFE not provided to Borrower(s). - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) TIL-MDIA - Initial TIL Missing: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not provided to the borrower. - EV2
3845102334 XXX       XXX       XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV1                                                                                                                                                             2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2006 which is 0 months prior to consummation. A lookback was performed to determine this application date. - EV2                                                                                                                                                                                                       B           B           Yes      Yes       Final HUD1 KY    6/XX/2006    Purchase      Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                        *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower. - EV2
3163500806 XXX       XXX       XXX       2                                                                                                                                                                                                                                  2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2                                                                                                                                                                                                       B           B           No       Yes       Final HUD1 PA    8/XX/2007    Purchase      Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                        *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
2831023591 XXX       XXX       XXX       3                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                     3           *** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3                                                                                                                                                                                                                                                                          D           D           Yes      No        Missing    CT    6/XX/2005    Purchase      UTD         XXX        $XXX
                                                          *** (OPEN) Missing Document: Appraisal not provided - EV3                                                                                                                                                                     *** (OPEN) (Doc Error) Initial GFE not provided - EV2
                                                          *** (OPEN) Missing Document: Missing Final 1003 - EV1                                                                                                                                                                         *** (OPEN) ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 06/XX/2005 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2005 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2
3713204956 XXX       XXX       XXX       2                *** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV1                                                                                                                              2           *** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2                                                                                                                                                                                                                                                                                                                                                               B           B           Yes      Yes       Final HUD1 VT    11/XX/2006   Refinance     Primary     XXX        $XXX
2910032762 XXX       XXX       XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV1                                                                                                                                                             2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2                                                                                                                                                                                                       B           B           Yes      Yes       Final HUD1 IN    9/XX/2007    Purchase      Primary     XXX        $XXX
                                                          *** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV1
3268749770 XXX       XXX       XXX       2                *** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV1                                                                                                                              2           *** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2                                                                                                                                                                                                                                                                                                                                                               B           B           No       Yes       Final HUD1 KS    3/XX/2007    Purchase      Primary     XXX        $XXX
3268110441 XXX       XXX       XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV1                                                                                                                                                             2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2                                                                                                                                                                                                       B           B           No       Yes       Final HUD1 VA    6/XX/2005    Purchase      Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                        *** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
3409127636 XXX       XXX       XXX       3                                                                                                                                                                                                                                  3           *** (OPEN) Rhode Island Home Loan (High Cost Analysis Not In File): Rhode Island Home Loan:  Loan file did not contain record(s) documenting high-cost home loan analysis. - EV3                                                                                                                                                                                                                                                                                                        C           C           Yes      Yes       Final HUD1 RI    4/XX/2011    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                        *** (OPEN) Rhode Island Home Loan (Prohibited Acts and Practices Regarding High-Cost Home Loans Disclosure Not Provided): Rhode Island Home Loan: Prohibited Acts and Practices Regarding High-Cost Home Loans disclosure not provided. - EV3
                                                                                                                                                                                                                                                                                        *** (OPEN) Rhode Island Home Loan (Prohibited Acts and Practices Regarding Home Loans Disclosure Not Provided): Rhode Island Home Loan: Prohibited Acts and Practices Regarding Home Loans disclosure not provided. - EV3
                                                                                                                                                                                                                                                                                        *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2011 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) RESPA (2010) -  Interest Rate on GFE Inaccurate: RESPA (2010): Interest Rate on GFE does not match Note. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) RESPA (2010) - GFE column on HUD Comparison Chart Inaccurate: RESPA (2010) - GFE column on page 3 of Final HUD-1 does not match most recently disclosed GFE. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Secure and Fair Enforcement for Mortgage Licensing Act:  Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
3666588637 XXX       XXX       XXX       2                *** (OPEN) Missing Document: Credit Report not provided - EV3                                                                                                                                                     2           *** (OPEN) (Doc Error) Initial GFE not provided - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                   B           B           No       Yes       Final HUD1 AL    2/XX/2007    Purchase      Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                        *** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
3221730195 XXX       XXX       XXX       1                                                                                                                                                                                                                                  1                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                   A           A           No       Yes       Final HUD1 GA    11/XX/2013   Refinance     Investment  XXX        $XXX
2840589641 XXX       XXX       XXX       3                *** (OPEN) Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report                                                                                                                    3           *** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3                                                                                                                                                                                                                                                                          D           D           Yes      No        Missing    NV    5/XX/2013    Refinance     Primary     XXX        $XXX
                                                          Date: 05/XX/2013 - EV3                                                                                                                                                                                                        *** (OPEN) (Doc Error) Initial GFE not provided - EV2
                                                          *** (OPEN) Missing Document: Missing Final 1003 - EV1                                                                                                                                                                         *** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) (Missing Data) Missing Information to Determine Origination Channel: Unable to determine the origination channel based on the loan documents provided for review. The compliance review was performed with using the equivalent evaluation that would be considered for an Origination
                                                                                                                                                                                                                                                                                        Channel of Retail. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 05/XX/2013 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2013 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Nevada Home Loan (Ability to Repay not Verified): Nevada Home Loan:  File does not contain evidence that analysis of borrower's ability to repay was performed based on verified income, obligations, assets, and/or employment. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) RESPA -  Initial GFE Missing: RESPA: Initial GFE not provided to Borrower(s). - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Secure and Fair Enforcement for Mortgage Licensing Act:  Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) TIL-MDIA - Initial TIL Missing: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not provided to the borrower. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
3055671168 XXX       XXX       XXX       2                                                                                                                                                                                                                                  2           *** (OPEN) ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2                                                                                                                                                                                                                                                                                                               B           B           No       Yes       Final HUD1 OH    8/XX/2004    Purchase      Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                        *** (OPEN) CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2
3610243305 XXX       XXX       XXX       2                                                                                                                                                                                                                                  2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2                                                                                                                                                                                                       B           B           No       Yes       Final HUD1 NC    11/XX/2006   Purchase      Second Home XXX        $XXX
2753358746 XXX       XXX       XXX       2                                                                                                                                                                                                                                  2           *** (OPEN) South Carolina Home Loan (Complaint Agency Disclosure Not Provided): South Carolina Home Loan: Borrower not provided with a document specifying the agency designated to receive complaints or inquiries about the origination and making of the loan. - EV2                                                                                                                                                                                                                 B           B           Yes      Yes       Final HUD1 SC    7/XX/2007    Purchase      Primary     XXX        $XXX
3787140580 XXX       XXX       XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV1                                                                                                                                                             2           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2                                                                                                                                                                                               B           B           No       Yes       Final HUD1 MD    10/XX/2003   Purchase      Primary     XXX        $XXX
                                                          *** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV1
3475117247 XXX       XXX       XXX       2                                                                                                                                                                                                                                  2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2                                                                                                                                                                                                       B           B           Yes      Yes       Final HUD1 TX    12/XX/2005   Purchase      Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                        *** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
3689692213 XXX       XXX       XXX       1                                                                                                                                                                                                                                  1                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                   A           A           Yes      Yes       Final HUD1 MI    1/XX/2002    Refinance     Primary     XXX        $XXX
3587991004 XXX       XXX       XXX       2                *** (OPEN) Missing Document: Appraisal not provided - EV3                                                                                                                                                         2           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                                                                  B           B           No       Yes       Final HUD1 TX    10/XX/2002   Purchase      Primary     XXX        $XXX
                                                          *** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV1                                                                                                                                          *** (OPEN) Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
2834819499 XXX       XXX       XXX       2                                                                                                                                                                                                                                  2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2                                                                                                                                                                                                       B           B           Yes      Yes       Final HUD1 IN    5/XX/2004    Refinance     Primary     XXX        $XXX
3376624801 XXX       XXX       XXX       2                                                                                                                                                                                                                                  2           *** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2                                                                                                                                           *** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.                             B           B           Yes      Yes       Final HUD1 PA    9/XX/2007    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                        *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2                     COMMENT: 2021/XX/16: TIL in file indicated to be final. Expected funding date same as disbursement and/or note date but is not dated by borrower so cannot confirm when borrower
                                                                                                                                                                                                                                                                                        *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application    received the TIL.
                                                                                                                                                                                                                                                                                        due to missing information. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements. - EV2
2935234374 XXX       XXX       XXX       2                                                                                                                                                                                                                                  2           *** (OPEN) (Doc Error) TIL Error: Final TIL not signed by all required parties - EV2                                                                                                                                                                                                                  *** (OPEN) (Doc Error) TIL Error: Final TIL not signed by all required parties                                                                                                    B           B           No       Yes       Final HUD1 WA    7/XX/2009    Purchase      Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                        *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2                                                                                                     COMMENT: 2021/XX/22: TIL appears to be final but not signed nor initialed by borrower.
                                                                                                                                                                                                                                                                                        *** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2                                                                                                                                           *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the
                                                                                                                                                                                                                                                                                        *** (OPEN) Washington Residential Mortgage Loan (Disclosure of Material Terms Not Provided): Washington HB 2770: Mortgage loan file does not contain a disclosure summary of all material terms provided to borrower. - EV2                                                                           amount of $XXX.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              COMMENT: 2021/XX/21: Unable to verify the reason for the under disclosure due to missing Itemization of amount financed.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              *** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              COMMENT: 2021/XX/22: TIL in file indicated to be final, expected funding date same as disbursement and/or note date but is not signed or initialed by borrower so cannot confirm that borrower received.
3579004890 XXX       XXX       XXX       3                *** (OPEN) Missing Document: Missing Final 1003 - EV1                                                                                                                                                             3           *** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3                                                                                                                                                                                                                                                                          D           D           Yes      No        Missing    TX    5/XX/2002    Purchase      Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                        *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 05/XX/2002 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2002 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
3625688684 XXX       XXX       XXX       2                                                                                                                                                                                                                                  2           *** (OPEN) (Doc Error) TIL Error: Final TIL not signed by all required parties - EV2                                                                                                                                                                                                                  *** (OPEN) (Doc Error) TIL Error: Final TIL not signed by all required parties                                                                                                    B           B           Yes      Yes       Final HUD1 WI    9/XX/2005    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                        *** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2                                                                                                                                                                             COMMENT: 2021/XX/19: TIL appears to be final but not signed nor initialed by borrower.
                                                                                                                                                                                                                                                                                        *** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2                                                                                                                                           *** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
                                                                                                                                                                                                                                                                                        *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2                     COMMENT: 2021/XX/19: TIL in file indicated to be final, expected funding date same as disbursement and/or note date
                                                                                                                                                                                                                                                                                        *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2                                                                                                                                                                                 but is not signed or dated by borrower so cannot confirm that borrower received.
                                                                                                                                                                                                                                                                                        *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
3591085971 XXX       XXX       XXX       2                                                                                                                                                                                                                                  2           *** (OPEN) ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM. - EV2                                                                                                                                                                                                                                                  B           B           Yes      Yes       Final HUD1 MD    9/XX/2007    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                        *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
2850336580 XXX       XXX       XXX       2                *** (OPEN) Missing Document: Appraisal not provided - EV3                                                                                                                                                         2           *** (OPEN) (Doc Error) Initial GFE not provided - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                   B           B           No       Yes       Final HUD1 WA    8/XX/2005    Purchase      Primary     XXX        $XXX
                                                          *** (OPEN) Missing Document: Missing Final 1003 - EV1                                                                                                                                                                         *** (OPEN) ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
3180500777 XXX       XXX       XXX       3                *** (OPEN) Missing Document: Missing Final 1003 - EV1                                                                                                                                                             3           *** (OPEN) New Mexico Tangible Net Benefit Test: New Mexico Home Loan: Unable to determine if refinance loan was made without tangible net benefit to borrower due to missing prior loan information. - EV3                                                                                                                                                                                                                                                                             C           C           Yes      Yes       Final HUD1 NM    11/XX/2007   Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                        *** (OPEN) (Doc Error) Initial GFE not provided - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi (Circuit 2, 5, 7, 8, 9, 10 or DC): Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. (H-8 Form was used and property is in the 2 nd, 5 th, 7 th, 8 th, 9 th,
                                                                                                                                                                                                                                                                                        10 th, or District of Columbia) - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
3540575985 XXX       XXX       XXX       2                *** (OPEN) Missing Document: Credit Report not provided - EV3                                                                                                                                                     2           *** (OPEN) ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2                                                                                                                                                                                                                                                                                                                                                    B           B           No       Yes       Final HUD1 OH    11/XX/2002   Purchase      Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                        *** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Ohio Prepayment Penalty: Ohio Prepayment Penalty: Maximum calculated prepay of $XXX exceeds the state maximum of 1% of the original balance ($XXX). - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
3830511450 XXX       XXX       XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV1                                                                                                                                                             2           *** (OPEN) (Doc Error) Initial GFE not provided - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                   B           B           Yes      Yes       Final HUD1 TN    8/XX/2002    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                        *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
3056864946 XXX       XXX       XXX       3                *** (OPEN) Missing Document: Credit Report not provided - EV3                                                                                                                                                     3           *** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3                                                                                                                                                                                                                                                                          D           D           No       No        Missing    MD    1/XX/2003    Purchase      Primary     XXX        $XXX
                                                          *** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV1                                                                                                                                          *** (OPEN) (Doc Error) Initial GFE not provided - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 01/XX/2003 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2002 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
3379014998 XXX       XXX       XXX       2                                                                                                                                                                                                                                  2           *** (OPEN) (Doc Error) Initial GFE not provided - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                   B           B           No       Yes       Final HUD1 IL    6/XX/2007    Purchase      Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                        *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
2812923128 XXX       XXX       XXX       3                *** (OPEN) Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report                                                                                                                    3           *** (OPEN) Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1:  HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing. - EV3                                                                                        *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the       D           D           Yes      Yes       HUD1, not  AZ    5/XX/2003    Refinance     Primary     XXX        $XXX
                                                          Date: <empty> - EV3                                                                                                                                                                                                           *** (OPEN) (Doc Error) Initial GFE not provided - EV2                                                                                                                                                                                                                                                 amount of $XXX.                                                                                                                                                                                                              signed or
                                                          *** (OPEN) Missing Document: Missing Final 1003 - EV1                                                                                                                                                                         *** (OPEN) (Doc Error) TIL Error: Borrower signature not dated. - EV2                                                                                                                                                                                                                                 COMMENT: 2021/XX/22: TIL itemization did not disclose a Loan Origination fee of $XXX as a prepaid finance charge.                                                                                                            stamped
                                                                                                                                                                                                                                                                                        *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements. - EV2
3642304890 XXX       XXX       XXX       2                *** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV1                                                                                                                              2           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2                                                                                                                                                                                               B           B           Yes      Yes       Final HUD1 CT    12/XX/2003   Purchase      Primary     XXX        $XXX
3658297583 XXX       XXX       XXX       2                *** (OPEN) Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report                                                                                                                    2           *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2                                                                                                     *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the       B           B           Yes      Yes       Final HUD1 TX    7/XX/2004    Refinance     Primary     XXX        $XXX
                                                          Date: <empty> - EV3                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2                     amount of $XXX.
                                                          *** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV1                                                                                                                                          *** (OPEN) TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form    COMMENT: 2021/XX/22: Unable to determine under disclosure due to missing Itemization of Amount Financed.
                                                                                                                                                                                                                                                                                        should have been used. - EV2
3115636609 XXX       XXX       XXX       2                *** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV1                                                                                                                              2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2                                                                                                                                                                                                       B           B           Yes      Yes       Final HUD1 NC    5/XX/2005    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                        *** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
3054603166 XXX       XXX       XXX       1                                                                                                                                                                                                                                  1                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                   A           A           Yes      Yes       Final HUD1 TX    9/XX/2005    Purchase      Primary     XXX        $XXX
3001943947 XXX       XXX       XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV1                                                                                                                                                             2           *** (OPEN) ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM. - EV2                                                                                                                                                                                                                                                  B           B           Yes      Yes       Final HUD1 FL    3/XX/2006    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                        *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
3595504629 XXX       XXX       XXX       2                *** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV1                                                                                                                              2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2006 which is 0 months prior to consummation. A lookback was performed to determine this application date. - EV2                                                                                                                                                                                                       B           B           No       Yes       Final HUD1 PA    7/XX/2006    Purchase      Investment  XXX        $XXX
2967328642 XXX       XXX       XXX       2                                                                                                                                                                                                                                  2           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower. - EV2                                                                                                                                                                                                                                                                                         B           B           No       Yes       Final HUD1 WA    10/XX/2006   Purchase      Primary     XXX        $XXX
2834023373 XXX       XXX       XXX       2                                                                                                                                                                                                                                  2           *** (OPEN) (Doc Error) Initial GFE not provided - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                   B           B           Yes      Yes       Final HUD1 NY    12/XX/2006   Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                        *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2
                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act:  Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s). - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 12/XX/2006, prior to three (3) business days from transaction date of 12/XX/2006. - EV2
3087544108 XXX       XXX       XXX       2                *** (OPEN) Missing Document: Credit Report not provided - EV3                                                                                                                                                     2           *** (OPEN) (Doc Error) Initial GFE not provided - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                   B           B           Yes      Yes       Final HUD1 MD    1/XX/2007    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                        *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV1
3701297768 XXX       XXX       XXX       2                                                                                                                                                                                                                                  2           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2                                                                                                                                                                                               B           B           No       Yes       Final HUD1 FL    2/XX/2007    Purchase      Primary     XXX        $XXX
2880134541 XXX       XXX       XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV1                                                                                                                                                             2           *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2                                                                                                     *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the       B           B           No       Yes       Final HUD1 DE    12/XX/2006   Purchase      Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                        *** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2                                                                                                                                           amount of $XXX.
                                                                                                                                                                                                                                                                                        *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2                     COMMENT: 2021/XX/28: Unable to determine under disclosure due to missing itemization of amount financed
                                                                                                                                                                                                                                                                                        *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower. - EV2
3478242030 XXX       XXX       XXX       2                                                                                                                                                                                                                                  2           *** (OPEN) Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Unable to determine if Notice of Right to Cancel was executed on the proper Model Form. The H-9 form was used instead of the H-8 form, however, the loan file does not contain evidence                                                                                                                                                                                   B           B           Yes      Yes       Final HUD1 AZ    10/XX/2006   Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                        that the refinance was by the original creditor. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
3793678152 XXX       XXX       XXX       2                                                                                                                                                                                                                                  2           *** (OPEN) ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2                                                                                                                                                                                                                                                                                                               B           B           Yes      Yes       Final HUD1 FL    1/XX/2007    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                        *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2
3457820209 XXX       XXX       XXX       2                                                                                                                                                                                                                                  2           *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2                                                                                                     *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the       B           B           Yes      Yes       Final HUD1 TX    5/XX/2007    Purchase      Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              amount of $XXX.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              COMMENT: 2021/XX/28: TIL itemization did not disclose an attorney fee of $XXX as a prepaid finance charge.
3492591187 XXX       XXX       XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV1                                                                                                                                                             2           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2                                                                                                                                                                                               B           B           No       Yes       Final HUD1 FL    3/XX/2007    Purchase      Primary     XXX        $XXX
                                                          *** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV1
3197241503 XXX       XXX       XXX       2                *** (OPEN) MI Monthly Premium Amount documented in file does not match the Escrowed Mortgage                                                                                                                      2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2                                                                                                                                                                                                       B           B           Yes      Yes       Final HUD1 TX    7/XX/2007    Purchase      Primary     XXX        $XXX
                                                          Insurance Premium amount per month collected on the HUD. - EV3                                                                                                                                                                *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
3492611113 XXX       XXX       XXX       2                                                                                                                                                                                                                                  2           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2                                                                                                                                                                                               B           B           No       Yes       Final HUD1 WA    11/XX/2007   Purchase      Primary     XXX        $XXX
3808326390 XXX       XXX       XXX       1                                                                                                                                                                                                                                  1                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                   A           A           Yes      Yes       Final HUD1 IL    1/XX/2008    Purchase      Primary     XXX        $XXX
3719024954 XXX       XXX       XXX       2                                                                                                                                                                                                                                  2           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2                                                                                                                                                                                               B           B           Yes      Yes       Final HUD1 PA    2/XX/2008    Refinance     Primary     XXX        $XXX
3016930684 XXX       XXX       XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV1                                                                                                                                                             2           *** (OPEN) ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM. - EV2                                                                                                                                                                                                                                                  B           B           Yes      Yes       Final HUD1 NY    6/XX/2008    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                        *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
3610287677 XXX       XXX       XXX       2                                                                                                                                                                                                                                  2           *** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2                                                                                                                                                                                                                                                                                                                                                               B           B           Yes      Yes       Final HUD1 CT    3/XX/2009    Refinance     Primary     XXX        $XXX
3241371949 XXX       XXX       XXX       2                                                                                                                                                                                                                                  2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2009 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2                                                                                                                                                                                                       B           B           No       Yes       Final HUD1 NJ    4/XX/2009    Refinance     Investment  XXX        $XXX
                                                                                                                                                                                                                                                                                        *** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV1
2837553551 XXX       XXX       XXX       2                                                                                                                                                                                                                                  2           *** (OPEN) TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form                                                                                                                                                                                      B           B           Yes      Yes       Final HUD1 WI    3/XX/2009    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                        should have been used. - EV2
3765522133 XXX       XXX       XXX       2                                                                                                                                                                                                                                  2           *** (OPEN) (Doc Error) Initial GFE not provided - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                   B           B           Yes      Yes       Final HUD1 WA    5/XX/2009    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                        *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2009 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Washington Residential Mortgage Loan (Disclosure of Material Terms Not Provided): Washington HB 2770: Mortgage loan file does not contain a disclosure summary of all material terms provided to borrower. - EV2
3677402994 XXX       XXX       XXX       1                                                                                                                                                                                                                                  1                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                   A           A           Yes      Yes       Final HUD1 CA    6/XX/2009    Refinance     Primary     XXX        $XXX
3698197955 XXX       XXX       XXX       2                                                                                                                                                                                                                                  2           *** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing. - EV2                                                                                                                                                                                                                                                    B           B           Yes      Yes       Final HUD1 SC    5/XX/2010    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                        *** (OPEN) RESPA (2010) -  Loan Term on Final GFE Inaccurate: RESPA (2010): Loan Term on Final GFE does not match Note. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) RESPA (2010) - 10% Tolerance Without Cure: RESPA (2010): 10% tolerance violation without  evidence of sufficient cure provided. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement to applicant within three (3) business days of application. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) South Carolina Home Loan (Complaint Agency Disclosure Not Provided): South Carolina Home Loan: Borrower not provided with a document specifying the agency designated to receive complaints or inquiries about the origination and making of the loan. - EV2
3795903560 XXX       XXX       XXX       2                                                                                                                                                                                                                                  2           *** (OPEN) (Doc Error) GFE Error: There is no evidence that the interest rate was locked prior to closing - EV2                                                                                                                                                                                                                                                                                                                                                                         B           B           Yes      Yes       Final HUD1 NY    9/XX/2010    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                        *** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) RESPA (2010) - 0% Tolerance (Line 802) Without Cure: RESPA (2010): 0% tolerance violation for 802 fee without evidence of sufficient cure provided. - EV2
2830964205 XXX       XXX       XXX       1                                                                                                                                                                                                                                  1                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                   A           A           Yes      Yes       Final HUD1 CT    11/XX/2010   Refinance     Primary     XXX        $XXX
2833945882 XXX       XXX       XXX       2                *** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV1                                                                                                                              2           *** (OPEN) RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet. - EV2                                                                                                                                                                                                                                                                                                                                  B           B           No       Yes       Final HUD1 WV    9/XX/2010    Purchase      Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                        *** (OPEN) TIL-MDIA 3-day Waiting Period - Corrected TIL for APR Inaccuracy Received Less than 3 Business Days from Consummation: Truth in Lending Act (Early TIL Disclosure):  Corrected TIL for APR inaccuracy was not received by the borrower at least three (3) business days prior to closing.
                                                                                                                                                                                                                                                                                        - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) West Virginia Residential Mortgage Lender, Broker, and Servicer Act (Borrower Not Charged for Actual Amounts of Third Party Fees): West Virginia Residential Mortgage Lender, Broker and Servicer Act: No evidence in file to support that the borrower was charged the actual amounts for all third party fees. - EV2
3169855611 XXX       XXX       XXX       2                                                                                                                                                                                                                                  2           *** (OPEN) RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges. - EV2                                                                                                                                                                                                                                           B           B           Yes      Yes       Final HUD1 OR    12/XX/2010   Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                        *** (OPEN) RESPA (2010) - Written Service Provider List Not Provided Timely: RESPA (2010) - Borrower did not receive a list of service providers at the time the Good Faith Estimate was provided. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) TIL-MDIA 3-day Waiting Period - Corrected TIL for APR Inaccuracy Received Less than 3 Business Days from Consummation: Truth in Lending Act (Early TIL Disclosure):  Corrected TIL for APR inaccuracy was not received by the borrower at least three (3) business days prior to closing.
                                                                                                                                                                                                                                                                                        - EV2
2958892240 XXX       XXX       XXX       2                                                                                                                                                                                                                                  2           *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2                                                                                                     *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the       B           B           Yes      Yes       Final HUD1 NC    5/XX/2011    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                        *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2             amount of $XXX.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              COMMENT: 2021/XX/03: Itemization disclosed the settlement fee as $XXX whereas the HUD disclosed the fee as $XXX
3466341896 XXX       XXX       XXX       2                                                                                                                                                                                                                                  2           *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2                                                                                                     *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the       B           B           Yes      Yes       Final HUD1 NY    9/XX/2011    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              amount of $XXX.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              COMMENT: 2021/XX/03: TIL itemization did not disclose an assignment recording fee of $XXX as a prepaid finance charge.
2769694177 XXX       XXX       XXX       1                                                                                                                                                                                                                                  1                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                   A           A           Yes      Yes       Final HUD1 CA    10/XX/2011   Refinance     Primary     XXX        $XXX
3299081436 XXX       XXX       XXX       2                *** (OPEN) Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report                                                                                                                    2           *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2                                                                                                     *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the       B           B           Yes      Yes       Final HUD1 TX    11/XX/2011   Refinance     Primary     XXX        $XXX
                                                          Date: <empty> - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 amount of $XXX.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              COMMENT: 2021/XX/03: TIL itemization did not disclose a title courier fee of $XXX and prepaid interest of -$XXX as prepaid finance charges. TIL itemization disclosed a settlement/closing fee of $XXX that is reflected on the hud at $XXX.
3177423362 XXX       XXX       XXX       1                                                                                                                                                                                                                                  1                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                   A           A           Yes      Yes       Final HUD1 NY    8/XX/2012    Refinance     Primary     XXX        $XXX
3687324351 XXX       XXX       XXX       2                                                                                                                                                                                                                                  2           *** (OPEN) Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinance by a creditor that is not considered the original creditor. The H-9 form was used, the H-8 form                                                                                                                                                                                       B           B           Yes      Yes       Final HUD1 FL    2/XX/2013    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                        should have been used. - EV2
3288425508 XXX       XXX       XXX       2                *** (OPEN) Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report                                                                                                                    2           *** (OPEN) Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Unable to determine if Notice of Right to Cancel was executed on the proper Model Form. The H-9 form was used instead of the H-8 form, however, the loan file does not contain evidence                                                                                                                                                                                   B           B           Yes      Yes       Final HUD1 CA    3/XX/2013    Refinance     Primary     XXX        $XXX
                                                          Date: 03/XX/2013 - EV3                                                                                                                                                                                                        that the refinance was by the original creditor. - EV2
3248877574 XXX       XXX       XXX       2                                                                                                                                                                                                                                  2           *** (OPEN) Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinance by a creditor that is not considered the original creditor. The H-9 form was used, the H-8 form                                                                                                                                                                                       B           B           Yes      Yes       Final HUD1 CA    3/XX/2013    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                        should have been used. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) RESPA (2010) - Written Service Provider List Not Provided Timely: RESPA (2010) - Borrower did not receive a list of service providers at the time the Good Faith Estimate was provided. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) SAFE Act - NMLS Info Not in File: Secure and Fair Enforcement for Mortgage Licensing Act: NMLSR information not present on loan application. - EV2
2774723422 XXX       XXX       XXX       2                *** (OPEN) Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report                                                                                                                    2           *** (OPEN) Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest. - EV2                                                                                                                                                                                                                                                 B           B           Yes      Yes       Final HUD1 FL    5/XX/2013    Refinance     Primary     XXX        $XXX
                                                          Date: <empty> - EV3                                                                                                                                                                                                           *** (OPEN) Right of Rescission Timing - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) SAFE Act - Individual LO NMLS license status not approved: Truth in Lending Act (NMLSR Dodd- Frank 2014): Individual Loan Originator not licensed to conduct loan origination activities. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 05/XX/2013, prior to three (3) business days from transaction date of 05/XX/2013. - EV2
3532632403 XXX       XXX       XXX       2                *** (OPEN) Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report                                                                                                                    2           *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2                                                                                                     *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the       B           B           Yes      Yes       Final HUD1 IL    7/XX/2013    Refinance     Primary     XXX        $XXX
                                                          Date: 06/XX/2013 - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              amount of $XXX.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              COMMENT: 2021/XX/04: TIL itemization did not disclose a closing protection letter fee of $XXX as prepaid finance charge.
3493320749 XXX       XXX       XXX       2                                                                                                                                                                                                                                  2           *** (OPEN) (Doc Error) TIL Error: Final TIL not signed by all required parties - EV2                                                                                                                                                                                                                  *** (OPEN) (Doc Error) TIL Error: Final TIL not signed by all required parties                                                                                                    B           B           Yes      Yes       Final HUD1 NY    1/XX/2010    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                        *** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2                                                                                                                                                                             COMMENT: 2021/XX/03: TIL appears to be final but not signed nor initialed by borrower.
                                                                                                                                                                                                                                                                                        *** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2                                                                                                                                           *** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
                                                                                                                                                                                                                                                                                        *** (OPEN) Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements. - EV2                                                                                                                             COMMENT: 2021/XX/03: TIL in file indicated to be final, expected funding date same as disbursement and/or note date but is not signed or dated by borrower so cannot confirm that borrower received.
3720947482 XXX       XXX       XXX       2                                                                                                                                                                                                                                  2           *** (OPEN) ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2                                                                                                                                                                                                                                                                                                               B           B           Yes      Yes       Final HUD1 MS    11/XX/2008   Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                        *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2
3507970093 XXX       XXX       XXX       2                *** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV1                                                                                                                              2           *** (OPEN) (Doc Error) TIL Error: Final TIL not signed by all required parties - EV2                                                                                                                                                                                                                  *** (OPEN) (Doc Error) TIL Error: Final TIL not signed by all required parties                                                                                                    B           B           Yes      Yes       Final HUD1 CA    3/XX/2008    Purchase      Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                        *** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2                                                                                                                                                                             COMMENT: 2021/XX/30: TIL appears to be Final, not signed or initialed by Borrower
                                                                                                                                                                                                                                                                                        *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2                                                                                                     *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the
                                                                                                                                                                                                                                                                                        *** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2                                                                                                                                           amount of $XXX.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              COMMENT: 2021/XX/30: Unable to determine under disclosure due to missing Itemization of Amount Financed.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              *** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              COMMENT: 2021/XX/02: TIL in file indicated to be final, expected funding date same as disbursement and/or note date but is not signed or dated by borrower so cannot confirm that borrower received
3420340137 XXX       XXX       XXX       2                                                                                                                                                                                                                                  2           *** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2                                                                                                                                                                                                                                                                           B           B           No       Yes       Final HUD1 DC    11/XX/2005   Purchase      Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                        *** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
3494819626 XXX       XXX       XXX       2                *** (OPEN) Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report                                                                                                                    2           *** (OPEN) (Doc Error) Initial GFE not provided - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                   B           B           Yes      Yes       Final HUD1 GA    4/XX/2003    Refinance     Primary     XXX        $XXX
                                                          Date: <empty> - EV3                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                          *** (OPEN) Missing Document: Credit Report not provided - EV3                                                                                                                                                                 *** (OPEN) Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
2823798734 XXX       XXX       XXX       2                *** (OPEN) Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report                                                                                                                    2           *** (OPEN) (Doc Error) TIL Error: Borrower signature not dated. - EV2                                                                                                                                                                                                                                 *** (OPEN) (Doc Error) TIL Error: Final TIL not signed by all required parties                                                                                                    B           B           Yes      Yes       Final HUD1 MA    11/XX/2007   Purchase      Primary     XXX        $XXX
                                                          Date: <empty> - EV3                                                                                                                                                                                                           *** (OPEN) (Doc Error) TIL Error: Final TIL not signed by all required parties - EV2                                                                                                                                                                                                                  COMMENT: 2021/XX/31: TIL appears to be final but not signed nor initialed by borrower.
                                                          *** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV1                                                                                                                                          *** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2                                                                                                                                                                             *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the
                                                                                                                                                                                                                                                                                        *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2                                                                                                     amount of $XXX.
                                                                                                                                                                                                                                                                                        *** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2                                                                                         COMMENT: 2021/XX/29: Unable to determine under disclosure due to missing itemization of amount financed.
                                                                                                                                                                                                                                                                                        *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2
3179984159 XXX       XXX       XXX       2                                                                                                                                                                                                                                  2           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2                                                                                                                                                                                               B           B           No       Yes       Final HUD1 FL    8/XX/2007    Purchase      Primary     XXX        $XXX
3774061407 XXX       XXX       XXX       2                *** (OPEN) Missing Document: Credit Report not provided - EV3                                                                                                                                                     2           *** (OPEN) (Doc Error) Initial GFE not provided - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                   B           B           No       Yes       Final HUD1 NC    6/XX/2003    Refinance     Second Home XXX        $XXX
                                                          *** (OPEN) Missing Document: Missing Final 1003 - EV1                                                                                                                                                                         *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
3421924738 XXX       XXX       XXX       3                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                     3           *** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3                                                                                                                                                                                                                                                                          D           D           Yes      No        Missing    VA    3/XX/2005    Refinance     Primary     XXX        $XXX
                                                          *** (OPEN) Missing Document: Appraisal not provided - EV3                                                                                                                                                                     *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 03/XX/2005 used as disbursement date for compliance testing. - EV2
                                                          *** (OPEN) Missing Document: Credit Report not provided - EV3                                                                                                                                                                 *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                          *** (OPEN) Missing Document: Missing Final 1003 - EV1                                                                                                                                                                         *** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2005 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Virginia Tangible Net Benefit Test: Unable to determine if the loan was refinanced without a tangible net benefit to the borrower due to missing information. - EV2
3677017390 XXX       XXX       XXX       2                *** (OPEN) Missing Document: Appraisal not provided - EV3                                                                                                                                                         2           *** (OPEN) (Doc Error) Initial GFE not provided - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                   B           B           No       Yes       Final HUD1 AR    6/XX/2003    Purchase      Primary     XXX        $XXX
                                                          *** (OPEN) Missing Document: Missing Final 1003 - EV1                                                                                                                                                                         *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
2770936741 XXX       XXX       XXX       2                *** (OPEN) Missing Document: Appraisal not provided - EV3                                                                                                                                                         2           *** (OPEN) (Doc Error) Initial GFE not provided - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                   B           B           Yes      Yes       Final HUD1 PA    10/XX/2002   Refinance     Primary     XXX        $XXX
                                                          *** (OPEN) Missing Document: Missing Final 1003 - EV1                                                                                                                                                                         *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
3796703340 XXX       XXX       XXX       1                                                                                                                                                                                                                                  1                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                   A           A           No       Yes       Final HUD1 PA    11/XX/1996   Purchase      Primary     XXX        $XXX
3239338288 XXX       XXX       XXX       2                *** (OPEN) Missing Document: Credit Report not provided - EV3                                                                                                                                                     2           *** (OPEN) (Doc Error) Initial GFE not provided - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                   B           B           Yes      Yes       Final HUD1 CA    2/XX/1997    Refinance     UTD         XXX        $XXX
                                                          *** (OPEN) Missing Document: Missing Final 1003 - EV1                                                                                                                                                                         *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/1997 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2
2776807170 XXX       XXX       XXX       2                *** (OPEN) Missing Document: Appraisal not provided - EV3                                                                                                                                                         2           *** (OPEN) (Doc Error) Initial GFE not provided - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                   B           B           No       Yes       Final HUD1 FL    11/XX/2000   Purchase      UTD         XXX        $XXX
                                                          *** (OPEN) Missing Document: Credit Report not provided - EV3                                                                                                                                                                 *** (OPEN) Construction Addendum/Allonge Incomplete - Combined Disclosure Type (Not Subject To High Cost): Construction Addendum/Allonge Incomplete Test: Construction to Perm Incomplete Note - Combined Disclosures - Construction Phase Addendum/Rider or Construction Loan Agreement or other
                                                          *** (OPEN) Missing Document: Missing Final 1003 - EV1                                                                                                                                                                         source documentation containing construction phase loan terms not in file.  Compliance testing performed based on terms of permanent financing only. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2000 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. Unable to determine if the loan is subject to rescission due to missing information (unable to determine construction refinance type). - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2
3188666087 XXX       XXX       XXX       1                                                                                                                                                                                                                                  1                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                   A           A           Yes      Yes       Final HUD1 FL    5/XX/2009    Refinance     Primary     XXX        $XXX
3272316230 XXX       XXX       XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                     2           *** (OPEN) (Doc Error) TIL Error: Final TIL not signed by all required parties - EV2                                                                                                                                                                                                                  *** (OPEN) (Doc Error) TIL Error: Final TIL not signed by all required parties                                                                                                    B           B           No       Yes       Final HUD1 OR    8/XX/2009    Refinance     Second Home XXX        $XXX
                                                          *** (OPEN) Missing Document: Missing Final 1003 - EV1                                                                                                                                                                         *** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2                                                                                                                                                                             COMMENT: 2021/XX/02: TIL appears to be final but not signed nor initialed by borrower.
                                                                                                                                                                                                                                                                                        *** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2                                                                                                                                           *** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
                                                                                                                                                                                                                                                                                        *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2             COMMENT: 2021/XX/31: TIL in file indicated to be final, expected funding date same as disbursement and/or note date but is not signed or dated by borrower so cannot confirm that borrower received.
3228970529 XXX       XXX       XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                     2           *** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2                                                                                                                                                                                                                                                                                                                                                               B           B           No       Yes       Final HUD1 RI    5/XX/2009    Refinance     Investment  XXX        $XXX
2810520675 XXX       XXX       XXX       2                *** (OPEN) Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report                                                                                                                    2           *** (OPEN) (Doc Error) TIL Error: Borrower signature not dated. - EV2                                                                                                                                                                                                                                 *** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.                             B           B           Yes      Yes       Final HUD1 AL    8/XX/2009    Refinance     Primary     XXX        $XXX
                                                          Date: <empty> - EV3                                                                                                                                                                                                           *** (OPEN) Alabama Late Charge Percent and Amount Testing: Alabama Late Charge: Note late charge amount of $XXX exceeds the state maximum of $XXX. - EV2                                                                                                                                              COMMENT: 2021/XX/02: TIL in file indicated to be final. Expected funding date same as disbursement and/or note date
                                                                                                                                                                                                                                                                                        *** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2                                                                                                                                                                             but is not dated by borrower so cannot confirm when borrower received the TIL.
                                                                                                                                                                                                                                                                                        *** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements. - EV2
2962736060 XXX       XXX       XXX       2                *** (OPEN) Missing Document: Appraisal not provided - EV3                                                                                                                                                         2           *** (OPEN) (Doc Error) Initial GFE not provided - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                   B           B           Yes      Yes       Final HUD1 AL    4/XX/1998    Refinance     Primary     XXX        $XXX
                                                          *** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV1                                                                                                                                          *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/1998 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
3796285270 XXX       XXX       XXX       3                *** (OPEN) Missing Document: Appraisal not provided - EV3                                                                                                                                                         3           *** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3                                                                                                                                                                                                                                                                          D           D           Yes      No        Missing    NY    11/XX/2001   Purchase      Primary     XXX        $XXX
                                                          *** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV1                                                                                                                                          *** (OPEN) (Doc Error) Initial GFE not provided - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 11/XX/2001 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
2749878273 XXX       XXX       XXX       3                *** (OPEN) Missing Document: Credit Report not provided - EV3                                                                                                                                                     3           *** (OPEN) Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1:  HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing. - EV3                                                                                                                                                                                                                                                                          D           D           No       Yes       HUD1, not  MI    6/XX/2002    Refinance     Investment  XXX        $XXX
                                                                                                                                                                                                                                                                                        *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2                                                                                                                                                                                                                                                  signed or
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           stamped
2789216399 XXX       XXX       XXX       2                *** (OPEN) Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report                                                                                                                    2           *** (OPEN) (Doc Error) Initial GFE not provided - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                   B           B           Yes      Yes       Final HUD1 MS    11/XX/2002   Refinance     Primary     XXX        $XXX
                                                          Date: <empty> - EV3                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                          *** (OPEN) Missing Document: Credit Report not provided - EV3                                                                                                                                                                 *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                          *** (OPEN) Missing Document: Missing Final 1003 - EV1                                                                                                                                                                         *** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
                                                          *** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV1
3309056396 XXX       XXX       XXX       1                *** (OPEN) Valuation Error: APN Number not provided.: Valuation Type: Appraisal / Valuation                                                                                                                       1                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                   A           A           No       Yes       Final HUD1 NY    3/XX/2005    Purchase      Primary     XXX        $XXX
                                                          Report Date: 02/XX/2005 - EV2
                                                          *** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV1
3173674278 XXX       XXX       XXX       2                                                                                                                                                                                                                                  2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2                                                                                                                                                                                                       B           B           Yes      Yes       Final HUD1 TX    5/XX/2005    Purchase      Primary     XXX        $XXX
3749787544 XXX       XXX       XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV1                                                                                                                                                             2           *** (OPEN) ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2                                                                                                                                                                                                                                                                                                                                                    B           B           Yes      Yes       Final HUD1 OH    6/XX/2005    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                        *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2005 which is 0 months prior to consummation. A lookback was performed to determine this application date. - EV2
2823872107 XXX       XXX       XXX       2                *** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV1                                                                                                                              2           *** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2                                                                                                                                                                                                                                                                           B           B           No       Yes       Final HUD1 PA    9/XX/2005    Purchase      Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                        *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: Unable to test Affiliated Business Disclosure due to missing information. - EV2
3840411876 XXX       XXX       XXX       2                                                                                                                                                                                                                                  2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2                                                                                                                                                                                                       B           B           No       Yes       Final HUD1 PA    9/XX/2005    Purchase      Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                        *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
3111280529 XXX       XXX       XXX       1                                                                                                                                                                                                                                  1           *** (CLEARED) TILA - Final TIL Missing: Missing Final TIL. - EV1                                                                                                                                                                                                                                                                                                                                                                                                                        A           A           No       Yes       Final HUD1 AZ    11/XX/2005   Purchase      Primary     XXX        $XXX
3414615388 XXX       XXX       XXX       2                                                                                                                                                                                                                                  2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for                                                                                                                                                                                    B           B           No       Yes       Final HUD1 IL    4/XX/2006    Purchase      Investment  XXX        $XXX
                                                                                                                                                                                                                                                                                        testing was 10/XX/2005. - EV2
3579729857 XXX       XXX       XXX       1                                                                                                                                                                                                                                  1                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                   A           A           No       Yes       Final HUD1 VA    12/XX/2006   Purchase      Primary     XXX        $XXX
3675241597 XXX       XXX       XXX       2                *** (OPEN) Missing Document: Appraisal not provided - EV3                                                                                                                                                         2           *** (OPEN) (Doc Error) Initial GFE not provided - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                   B           B           Yes      Yes       Final HUD1 NC    12/XX/2006   Purchase      Primary     XXX        $XXX
                                                          *** (OPEN) Missing Document: Missing Final 1003 - EV1                                                                                                                                                                         *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) North Carolina First Lien Late Charge Percent Testing: North Carolina Late Charge: Note late charge percent of 5.00000% exceeds the state maximum of 4%. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
3468010153 XXX       XXX       XXX       1                                                                                                                                                                                                                                  1                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                   A           A           Yes      Yes       Final HUD1 TX    4/XX/2007    Purchase      Primary     XXX        $XXX
3186354108 XXX       XXX       XXX       2                                                                                                                                                                                                                                  2           *** (OPEN) (Doc Error) Initial GFE not provided - EV2                                                                                                                                                                                                                                                 *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the       B           B           Yes      Yes       Final HUD1 PA    7/XX/2007    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                        *** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2                                                                                                                                                                             amount of $XXX.
                                                                                                                                                                                                                                                                                        *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2                                                                                                     COMMENT: 2017/XX/30: TIL Itemization did not disclose the recording service fee of $XXX as prepaid finance charges.
                                                                                                                                                                                                                                                                                        *** (OPEN) Initial Loan Application Status Test: No evidence of application date located in file.  Compliance tests were run using an application date of 6/XX/2007 which is 1 month(s) prior to consummation.  A 7 month lookback was used to determine this application date. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Initial TIL not provided - EV2
2889761578 XXX       XXX       XXX       3                                                                                                                                                                                                                                  3           *** (OPEN) Rhode Island Home Loan (Prohibited Acts and Practices Regarding High-Cost Home Loans Disclosure Not Provided): Rhode Island Home Loan: Prohibited Acts and Practices Regarding High-Cost Home Loans disclosure not provided. - EV3                                                                                                                                                                                                                                           C           C           Yes      Yes       Final HUD1 RI    9/XX/2007    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                        *** (OPEN) Rhode Island Home Loan (Prohibited Acts and Practices Regarding Home Loans Disclosure Not Provided): Rhode Island Home Loan: Prohibited Acts and Practices Regarding Home Loans disclosure not provided. - EV3
                                                                                                                                                                                                                                                                                        *** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provded.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing. - EV2
                                                                                                                                                                                                                                                                *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 03/XX/2007. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
3019601735 XXX       XXX       XXX       1                                                                                                                                                                                                                                  1                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                   A           A           No       Yes       Final HUD1 CT    11/XX/2007   Refinance     Investment  XXX        $XXX
2920432291 XXX       XXX       XXX       2                                                                                                                                                                                                                                  2           *** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2                                                                                                                                                                             *** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.                             B           B           Yes      Yes       Final HUD1 IL    2/XX/2009    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                        *** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2                                                                                                                                           COMMENT: 2021/XX/07: TIL in file indicated to be final, expected funding date same as disbursement and/or note date but is not signed or dated by borrower so cannot confirm that
                                                                                                                                                                                                                                                                                        *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2                                                                                                                                                                                 borrower received.
                                                                                                                                                                                                                                                                                        *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2
3503425745 XXX       XXX       XXX       1                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                     1                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                   A           A           No       Yes       Final HUD1 MD    8/XX/2004    Refinance     Second Home XXX        $XXX
                                                          *** (OPEN) Incorrect Appraisal Form type: Appraisal Form 2055 (Exterior Only) used for incorrect
                                                          Subject property type.: Valuation Type: Drive By / Valuation Report Date: 06/XX/2004 - EV2
3732844449 XXX       XXX       XXX       2                                                                                                                                                                                                                                  2           *** (OPEN) RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges. - EV2                                                                                                                                                                                                                                           B           B           Yes      Yes       Final HUD1 FL    12/XX/2013   Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                        *** (OPEN) RESPA -  Initial Escrow Account Statement Missing: RESPA: Initial escrow account statement was not provided to the borrower. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: RESPA: Initial GFE not provided to Borrower(s) within three (3) business days of Application Date. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) SAFE Act - NMLS Info Not in File: Secure and Fair Enforcement for Mortgage Licensing Act: NMLSR information not present on loan application. - EV2
3028993522 XXX       XXX       XXX       2                *** (OPEN) Missing Document: Credit Report not provided - EV3                                                                                                                                                     2           *** (OPEN) Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates. - EV2                                                                                                                                                                                                                                                                                                                                                     B           B           No       Yes       Final HUD1 LA    11/XX/2002   Purchase      Primary     XXX        $XXX
                                                          *** (OPEN) Missing Document: Missing Final 1003 - EV1                                                                                                                                                                         *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for
                                                          *** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV1                                                                                                                                          testing was 05/XX/2002. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
3317769285 XXX       XXX       XXX       2                                                                                                                                                                                                                                  2           *** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2                                                                                                                                                                                                                                                                           B           B           Yes      Yes       Final HUD1 CT    7/XX/2003    Purchase      Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                        *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: Unable to test Affiliated Business Disclosure due to missing information. - EV2
3631586106 XXX       XXX       XXX       2                                                                                                                                                                                                                                  2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2                                                                                                                                                                                                       B           B           No       Yes       Final HUD1 OH    11/XX/2003   Purchase      Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                        *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
3406928424 XXX       XXX       XXX       2                                                                                                                                                                                                                                  2           *** (OPEN) (Doc Error) Initial GFE not provided - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                   B           B           Yes      Yes       Final HUD1 MA    11/XX/2005   Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                        *** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Massachusetts Home Loan - Borrower's Interest Tangible Net Benefit Worksheet Not in File: Massachusetts Home Loan: No evidence in loan file of document or worksheet indicating how the lender determined that the home loan is in the borrower's interest. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
2842308411 XXX       XXX       XXX       2                                                                                                                                                                                                                                  2           *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2                                                                                                                                                                                                                                                                                                            B           B           Yes      Yes       Final HUD1 MD    11/XX/2005   Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                        *** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: Unable to test Affiliated Business Disclosure due to missing information. - EV2
3831313841 XXX       XXX       XXX       2                                                                                                                                                                                                                                  2           *** (OPEN) ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2                                                                                                                             *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the       B           B           No       Yes       Final HUD1 TN    7/XX/2006    Purchase      Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                        *** (OPEN) CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application. - EV2                                                                                     amount of $XXX.
                                                                                                                                                                                                                                                                                        *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2                                                                                                     COMMENT: 2020/XX/03: Under-disclosure is payment stream related.
                                                                                                                                                                                                                                                                                        *** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: Unable to test Affiliated Business Disclosure due to missing information. - EV2
2925184329 XXX       XXX       XXX       1                                                                                                                                                                                                                                  1                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                   A           A           No       Yes       Final HUD1 NJ    12/XX/2006   Purchase      Investment  XXX        $XXX
2815132864 XXX       XXX       XXX       1                *** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV1                                                                                                                              1                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                   A           A           Yes      Yes       Final HUD1 MA    7/XX/2007    Purchase      Primary     XXX        $XXX
3071919635 XXX       XXX       XXX       3                *** (OPEN) Missing Document: Appraisal not provided - EV3                                                                                                                                                         3           *** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3                                                                                                                                                                                                                                                                          D           D           Yes      No        Missing    PA    11/XX/2007   Refinance     UTD         XXX        $XXX
                                                          *** (OPEN) Missing Document: Missing Final 1003 - EV1                                                                                                                                                                         *** (OPEN) (Doc Error) Initial GFE not provided - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 11/XX/2007 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2007 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used
                                                                                                                                                                                                                                                                                        for testing was 05/XX/2007.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2
3051212569 XXX       XXX       XXX       1                *** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV1                                                                                                                              1                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                   A           A           No       Yes       Final HUD1 IL    11/XX/2007   Purchase      Primary     XXX        $XXX
3296209733 XXX       XXX       XXX       2                *** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV1                                                                                                                              2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2                                                                                                                                                                                                       B           B           No       Yes       Final HUD1 PA    2/XX/2008    Purchase      Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                        *** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
3449339350 XXX       XXX       XXX       2                *** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV1                                                                                                                              2           *** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2                                                                                                                                                                                                                                                                           B           B           Yes      Yes       Final HUD1 TX    7/XX/2008    Purchase      Primary     XXX        $XXX
3283995368 XXX       XXX       XXX       2                *** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV1                                                                                                                              2           *** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2                                                                                                                                                                                                                                                                           B           B           No       Yes       Final HUD1 FL    10/XX/2008   Purchase      Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                        *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2
3416505475 XXX       XXX       XXX       3                *** (OPEN) AUS Findings: Investor qualifying total debt ratio discrepancy. - EV3                  *** (OPEN) AUS Findings: Investor qualifying total debt ratio discrepancy.                                      3           *** (OPEN) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of VA Safe Harbor QM does not match Due Diligence Loan Designation of ATR Risk. - EV3                                                                                                 *** (OPEN) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of VA Safe Harbor QM does not match Due Diligence Loan            C           C           Yes      Yes       Final HUD1 NJ    4/XX/2015    Purchase      Primary     XXX        $XXX                  VA Safe      ATR Risk
                                                          *** (OPEN) Loan Guaranty Certificate is missing.: Disclosure: VA - Loan Guaranty Certificate      COMMENT: 2021/XX/14: Please provide evidence of debt payoffs listed on credit report.                                       *** (OPEN) General Ability To Repay Provision Investor Guidelines: Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or more guideline components, the loan is at ATR risk. - EV3                                                                                                     Designation of ATR Risk.                                                                                                                                                                                                                                                                                              Harbor QM
                                                          (Government Documents) - EV3                                                                      *** (OPEN) VA Addendum to the Loan Application 26-1802a is not compliant. To be compliant, this form must be                *** (OPEN) General ATR Provision Investor and Non QM DTIs match and both significantly exceed Guidelines: Ability to Repay (Dodd-Frank 2014): The DTI calculated in accordance with the Lenders Guidelines and 1026.43(c)(5) of 57.71159% significantly exceeds the guideline maximum of 46.00%. (DTI COMMENT: 2021/XX/14: Loan designation failure due to ATR failure due to DTI discrepancy, no evidence of debts paid off prior to closing provided.  This exception will be cleared
                                                          *** (OPEN) Missing Document: Fraud Report not provided - EV3                                      signed by Lender between the application date and loan closing date.: Disclosure: VA Addendum to the Loan                   Exception requires compelling compensating factors to consider regrading to EV2-B.) - EV3                                                                                                                                                                                                             once all ATR specific exceptions have been cured/cleared.
                                                          *** (OPEN) Missing Document: General XXX Administration (GSA) not provided - EV3                  Application 26-1802a (Government Documents)                                                                                 *** (OPEN) QM DTI: Qualified Mortgage (Dodd-Frank 2014): Total Debt to Income Ratio exceeds 43% and the images do not provide evidence loan is eligible for purchase, guarantee or insurance by the appropriate agency. - EV3                                                                         *** (OPEN) General Ability To Repay Provision Investor Guidelines: Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or more guideline components, the loan is at
                                                          *** (OPEN) Missing Document: Limited Denials of Participation (LDP) not provided - EV3            COMMENT: 2021/XX/14: Not signed by lender                                                                                   *** (OPEN) VA QM Eligibility: VA Qualified Mortgage (Dodd-Frank 2014) - Subject loan is not eligible to be insured or guaranteed by VA. - EV3                                                                                                                                                         ATR risk.
                                                          *** (OPEN) Missing Document: Purchase Agreement / Sales Contract not provided - EV3               *** (OPEN) VA Loan Disbursement Form 26- 1820 is not compliant.: Disclosure: VA - Loan Disbursement Form 26-                *** (OPEN) ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Not Provided Timely: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide "Right to Receive a Copy" appraisal disclosure to applicant within three (3) business days of application or determination of first   COMMENT: 2021/XX/14: DTI exceeds, max FNMA of 45%, loan is waterfalling to standard ATR/QM documentation requirements
                                                          *** (OPEN) Signature requirements per the VA Loan Disbursement Form 26-1820 were not met.:        1820 (Government Documents)                                                                                                 lien status. - EV2                                                                                                                                                                                                                                                                                    *** (OPEN) QM DTI: Qualified Mortgage (Dodd-Frank 2014): Total Debt to Income Ratio exceeds 43% and the images do not provide evidence loan is eligible for purchase, guarantee
                                                          Disclosure: VA - Loan Disbursement Form 26- 1820 (Government Documents) - EV3                     COMMENT: 2021/XX/14: Form is not signed by required party                                                                   *** (OPEN) RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges. - EV2                                                         or insurance by the appropriate agency.
                                                          *** (OPEN) The collected VA Funding Fee does not match the required VA Funding Fee  per the VA    *** (OPEN) VA residual income requirement not met.                                                                          *** (OPEN) RESPA (2010) - 10% Tolerance Without Cure: RESPA (2010): 10% tolerance violation without  evidence of sufficient cure provided. - EV2                                                                                                                                                      COMMENT: 2021/XX/14: DTI exceeds approval DTI due to lack of documentation to support debts were paid off prior to closing of XXX #XXX and XXX #XXX and #XXX.
                                                          Lender Handbook/Circulars. - EV3                                                                  COMMENT: 2021/XX/15: Per AUS, Appears lender excluded some debts listed on credit report.  Please provide                   *** (OPEN) RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: RESPA: Initial GFE not provided to Borrower(s) within three (3) business days of Application Date. - EV2                                                                                                          *** (OPEN) VA QM Eligibility: VA Qualified Mortgage (Dodd-Frank 2014) - Subject loan is not eligible to be insured or guaranteed by VA.
                                                          *** (OPEN) Unable to test whether the correct VA Funding Fee was charged due to missing           evidence of exclusion.                                                                                                      *** (OPEN) RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet. - EV2                                                                                                                                                COMMENT: 2021/XX/14: Subject loan is not eligible to be insured or guaranteed by VA
                                                          documentation. - EV3                                                                                                                                                                                                          *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2             *** (OPEN) ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Not Provided Timely: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide "Right to Receive
                                                          *** (OPEN) VA Addendum to the Loan Application 26-1802a is not compliant. To be compliant, this                                                                                                                               *** (OPEN) RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement. - EV2                                                                                                                       a Copy" appraisal disclosure to applicant within three (3) business days of application or determination of first lien status.
                                                          form must be signed by Lender between the application date and loan closing date.: Disclosure: VA                                                                                                                             *** (OPEN) TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not sent within three (3) business days of the creditor application date. - EV2                                                                    COMMENT: 2021/XX/14: Creditor did not provide "Right to Receive a Copy" appraisal disclosure to applicant within three business days of application or determination of first
                                                          Addendum to the Loan Application 26-1802a (Government Documents) - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                              lien status.
                                                          *** (OPEN) VA Loan Disbursement Form 26- 1820 is not compliant.: Disclosure: VA - Loan                                                                                                                                                                                                                                                                                                                                                                                                                                              *** (OPEN) RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate
                                                          Disbursement Form 26- 1820 (Government Documents) - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                             of charges and terms for all other settlement charges.
                                                          *** (OPEN) VA residual income requirement not met. - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                            COMMENT: 2021/XX/13: GFE does not provide minimum ten business day availability for estimate of charges and terms for all other settlement charges.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              *** (OPEN) RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: RESPA: Initial GFE not provided to Borrower(s) within three (3) business days of Application
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              COMMENT: 2021/XX/14: Initial GFE not provided to Borrower within three business days of Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              *** (OPEN) RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              COMMENT: 2021/XX/13: No evidence of HUD Settlement Cost Booklet being provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              COMMENT: 2021/XX/14: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three business days of application.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              *** (OPEN) RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              COMMENT: 2021/XX/14: Creditor did not provide Servicing Disclosure Statement.
3321304726 XXX       XXX       XXX       3        3       *** (OPEN) FEMA Disaster Issue: Property is located in a FEMA Disaster area and has not been                                                                                                                      1                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                   A           A           Yes      No                   VA    9/XX/2016    Refinance     Primary     XXX        $XXX                  Temporary    Temporary
                                                          inspected. - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          SHQM         SHQM
                                                          *** (OPEN) Missing Document: Fraud Report not provided - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              (GSE/Agency  (GSE/Agency
                                                          *** (OPEN) No evidence of fraud report in file: Credit Report: Original // Borrower: XXX - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            Eligible)    Eligible)
3176640110 XXX       XXX       XXX       3        3       *** (OPEN) Missing Document: Fraud Report not provided - EV3                                                                                                                                                      2           *** (OPEN) RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges. - EV2                                                         *** (OPEN) RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate  B           B           Yes      Yes       Final HUD1 AZ    10/XX/2015   Refinance     Primary     XXX        $XXX                  Temporary    Temporary
                                                          *** (OPEN) No evidence of fraud report in file: Credit Report: Original // Borrower: XXX - EV3                                                                                                                                *** (OPEN) RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: RESPA: Initial GFE not provided to Borrower(s) within three (3) business days of Application Date. - EV2                                                                                                          of charges and terms for all other settlement charges.                                                                                                                                                                                                                                                                SHQM         SHQM
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              COMMENT: 2020/XX/26: An initial Good Faith Estimate was not provided to the Borrower within three days of application.  Good Faith Estimate provided 10/XX/2015, while estimate                                                                                                                                       (GSE/Agency  (GSE/Agency
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              of settlement charges dated 10/XX/2015.                                                                                                                                                                                                                                                                               Eligible)    Eligible)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              *** (OPEN) RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: RESPA: Initial GFE not provided to Borrower(s) within three (3) business days of Application
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              COMMENT: 2020/XX/26: An initial Good Faith Estimate was not provided to the Borrower within three days of application.  Good Faith Estimate was provided 10/XX/2015, while initial loan application was 08/XX/2015.
3616071912 XXX       XXX       XXX       2        1                                                                                                                                                                                                                         2           *** (OPEN) RESPA (2010) -  Existence of Escrow Account on Final GFE Inaccurate: RESPA (2010): Existence of escrow account disclosed on Final GFE does not match actual terms. - EV2                                                                                                                   *** (OPEN) RESPA (2010) -  Existence of Escrow Account on Final GFE Inaccurate: RESPA (2010): Existence of escrow account disclosed on Final GFE does not match actual terms.     B           B           Yes      Yes       Final HUD1 WI    5/XX/2015    Refinance     Primary     XXX        $XXX                  Temporary    Temporary
                                                                                                                                                         *** (OPEN) RESPA (2010) - 10% Tolerance With Cure: RESPA (2010): 10% tolerance violation with evidence of cure provided on Final HUD-1. - EV2                                                                                                                                                         COMMENT: 2021/XX/05: Good Faith Estimate dated 05/XX/2015 disclosed no escrow account, however, actual loan terms on reflect taxes and insurance are escrowed.                                                                                                                                                        SHQM         SHQM
                                                                                                                                                                                                                                                                                        *** (OPEN) TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form    *** (OPEN) RESPA (2010) - 10% Tolerance With Cure: RESPA (2010): 10% tolerance violation with evidence of cure provided on Final HUD-1.                                                                                                                                                                               (GSE/Agency  (GSE/Agency
                                                                                                                                                                                                                                                                                        should have been used. - EV2                                                                                                                                                                                                                                                                          COMMENT: 2021/XX/05: Cure of $XXX evidenced on Final HUD-1 was sufficient to cure 10% tolerance violation.                                                                                                                                                                                                            Eligible)    Eligible)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              *** (OPEN) TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC): Truth in Lending Act: Notice of Right to Cancel was
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              COMMENT: 2021/XX/05: Title commitment reflects subject loan is a same lender refinance.
3630458920 XXX       XXX       XXX       3        3       *** (OPEN) Missing Document: Fraud Report not provided - EV3                                      *** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA     2           *** (OPEN) Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinance by a creditor that is not considered the original creditor. The H-9 form was used, the H-8 form     *** (OPEN) Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form B           B           Yes      Yes       Final HUD1 CA    4/XX/2015    Refinance     Primary     XXX        $XXX                  Temporary    Temporary
                                                          *** (OPEN) No evidence of fraud report in file: Credit Report: Original // Borrower: XXX - EV3    disaster.                                                                                                                   should have been used. - EV2                                                                                                                                                                                                                                                                          for a refinance by a creditor that is not considered the original creditor. The H-9 form was used, the H-8 form should have been used.                                                                                                                                                                                SHQM         SHQM
                                                          *** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most   COMMENT: 2020/XX/22: Subject is located in a FEMA declared disaster area.  The XXX ended, XX/XX/XXXX.                       *** (OPEN) RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges. - EV2                                                         COMMENT: 2020/XX/22: An H9 form was used for a different lender, when H8 should be used.                                                                                                                                                                                                                              (GSE/Agency  (GSE/Agency
                                                          recent FEMA disaster. - EV1                                                                       Inspection following, XX/XX/XXXX, is required.                                                                              *** (CLEARED) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM does not match Due Diligence Loan Designation of Temporary SHQM (GSE/Agency Eligible). - EV1                                                                     *** (OPEN) RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate                                                                                                                                      Eligible)    Eligible)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              of charges and terms for all other settlement charges.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              COMMENT: 2020/XX/22: The 2/XX/2015 GFE reported estimate for all other settlement charges good through 2/XX/2015.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              *** (CLEARED) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM does not match Due Diligence Loan
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              Designation of Temporary SHQM (GSE/Agency Eligible).
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              COMMENT: 2021/XX/21: Safe Harbor QM does not match the Temp SHQM that was determined.
3737668625 XXX       XXX       XXX       3        3       *** (OPEN) FEMA Disaster Issue: Property is located in a FEMA Disaster area and has not been                                                                                                                      2           *** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7200) - EV2 *** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount        B           B           Yes      No                   NM    4/XX/2018    Refinance     Primary     XXX        $XXX                  Temporary    Temporary
                                                          inspected. - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Points.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7200)                                                                                                                                                                                                  SHQM         SHQM
                                                          *** (OPEN) The verification of employment is required and was not found in file.: Borrower: XXX                                                                                                                                                                                                                                                                                                                                                                                                                                     COMMENT: 2021/XX/08: Loan Discount Points disclosed as $XXX on LE dated 03/XX/2018, but disclosed as $XXX on Final Closing Disclosure.                                                                                                                                                                                (GSE/Agency  (GSE/Agency
                                                          // Employment Type: Employment / Income Type: Wages / Start Date: 02/XX/1999 - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        Eligible)    Eligible)
3168055487 XXX       XXX       XXX       3        3       *** (OPEN) Missing Document: Bankruptcy Documents not provided - EV3                                                                                                                                              2           *** (OPEN) (Doc Error) GFE Error: Days before settlement not provided.: GFE Date: 07/XX/2014 - EV2                                                                                                                                                                                                    *** (OPEN) (Doc Error) GFE Error: Days before settlement not provided.: GFE Date: 07/XX/2014                                                                                      B           B           Yes      Yes       Final HUD1 OR    9/XX/2014    Refinance     Primary     XXX        $XXX                  Temporary    Temporary
                                                                                                                                                                                                                                                                                        *** (OPEN) RESPA (2010) - Written Service Provider List Not Provided Timely: RESPA (2010) - Borrower did not receive a list of service providers at the time the Good Faith Estimate was provided. - EV2                                                                                              COMMENT: 2021/XX/15: Field is blank on initial GFE.                                                                                                                                                                                                                                                                   SHQM         SHQM
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              *** (OPEN) RESPA (2010) - Written Service Provider List Not Provided Timely: RESPA (2010) - Borrower did not receive a list of service providers at the time the Good Faith                                                                                                                                           (GSE/Agency  (GSE/Agency
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              Estimate was provided.                                                                                                                                                                                                                                                                                                Eligible)    Eligible)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              COMMENT: 2021/XX/15: Initial GFE provided on 07/XX/2014; Service Providers List provided on 07/XX/2014.
3100830892 XXX       XXX       XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV1                                                                                                                                                             2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2                                                                                                                                                                                                       B           B           Yes      Yes       Final HUD1 CA    6/XX/2005    Refinance     Primary     XXX        $XXX
3172959588 XXX       XXX       XXX       2                *** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV1                                                                                                                              2           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2                                                                                                                                                                                               B           B           No       Yes       Final HUD1 IN    11/XX/2003   Purchase      Primary     XXX        $XXX
3121596773 XXX       XXX       XXX       2                *** (OPEN) Missing Document: Appraisal not provided - EV3                                                                                                                                                         2           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the       B           B           Yes      Yes       Final HUD1 PA    2/XX/2011    Refinance     Primary     XXX        $XXX
                                                          *** (OPEN) Missing evidence of lien position on Other Financing.: Lien Position: 2 - EV3                                                                                                                                      *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2                                                                                                     amount of $XXX.
                                                                                                                                                                                                                                                                                        *** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2                                                                                         COMMENT: 2020/XX/19: Unable to determine  under disclosure due to file missing the Itemization of Amount Financed.
                                                                                                                                                                                                                                                                                        *** (OPEN) SAFE Act - NMLS Info Not in File: Secure and Fair Enforcement for Mortgage Licensing Act: NMLSR information not present on loan application. - EV2
2935061219 XXX       XXX       XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV1                                                                                                                                                             2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for                                                                                                                                                                                    B           B           Yes      Yes       Final HUD1 GA    3/XX/2006    Purchase      Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                        testing was 02/XX/2006. - EV2
3097331454 XXX       XXX       XXX       1                                                                                                                                                                                                                                  1                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                   A           A           Yes      Yes       Final HUD1 AZ    12/XX/2007   Refinance     Primary     XXX        $XXX
3083033498 XXX       XXX       XXX       2                *** (OPEN) Missing Document: Flood Certificate not provided - EV1                                                                                                                                                 2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2                                                                                                                                                                                                       B           B           Yes      Yes       Final HUD1 FL    4/XX/2006    Refinance     Primary     XXX        $XXX
3814684271 XXX       XXX       XXX       2                                                                                                                                                                                                                                  2           *** (OPEN) (Doc Error) Initial GFE not provided - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                   B           B           Yes      Yes       Final HUD1 CA    10/XX/2006   Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                        *** (OPEN) (Doc Error) TIL Error: Borrower signature not dated. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2006 which is 0 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act:  Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s). - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 10/XX/2006, prior to three (3) business days from transaction date of 10/XX/2006. - EV2
3685769316 XXX       XXX       XXX       2                                                                                                                                                                                                                                  2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2                                                                                                                                                                                                       B           B           Yes      Yes       Final HUD1 CA    4/XX/2007    Refinance     Primary     XXX        $XXX
3703352894 XXX       XXX       XXX       2                                                                                                                                                                                                                                  2           *** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing. - EV2                                                                                                                                                                                                                                                    B           B           Yes      Yes       Final HUD1 NY    2/XX/2009    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                        *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2009 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
3561143718 XXX       XXX       XXX       2                                                                                                                                                                                                                                  2           *** (OPEN) (Doc Error) Initial GFE not provided - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                   B           B           Yes      Yes       Final HUD1 FL    7/XX/2007    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                        *** (OPEN) Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2007 which is 0 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements - EV2
3037916063 XXX       XXX       XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV1                                                                                                                                                             2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2                                                                                                                                                                                                       B           B           Yes      Yes       Final HUD1 TX    4/XX/2008    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                        *** (OPEN) TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act:  Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s). - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 04/XX/2008, prior to three (3) business days from transaction date of 04/XX/2008. - EV2
3012820416 XXX       XXX       XXX       2                                                                                                                                                                                                                                  2           *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2                                                                                                     *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the       B           B           Yes      Yes       Final HUD1 NC    9/XX/2005    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                        *** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2                                                                                         amount of $XXX.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              COMMENT: 2020/XX/11: Unable to determine under disclosure, due to missing itemization of amount financed.
3549343392 XXX       XXX       XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV1                                                                                                                                                             2           *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2                                                                                                                                                                                                                                                                                                            B           B           No       Yes       Final HUD1 FL    8/XX/2004    Purchase      Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                        *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
3144886676 XXX       XXX       XXX       2                *** (OPEN) Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report                                                                                                                    2           *** (OPEN) Michigan Consumer Mortgage Protection Act (Counseling Agencies List): Michigan Consumer Mortgage Protection Act:  List of HUD-approved credit counseling agencies not provided to borrower. - EV2                                                                                                                                                                                                                                                                            B           B           Yes      Yes       Final HUD1 MI    4/XX/2013    Refinance     Primary     XXX        $XXX
                                                          Date: 04/XX/2013 - EV3                                                                                                                                                                                                        *** (OPEN) RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) RESPA -  Initial Escrow Account Statement Missing: RESPA: Initial escrow account statement was not provided to the borrower. - EV2
3733044952 XXX       XXX       XXX       2                                                                                                                                                                                                                                  2           *** (OPEN) RESPA (2010) -  Interest Rate on GFE Inaccurate: RESPA (2010): Interest Rate on GFE does not match Note. - EV2                                                                                                                                                                                                                                                                                                                                                               B           B           Yes      Yes       Final HUD1 MS    4/XX/2011    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                        *** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: Unable to test Affiliated Business Disclosure due to missing information. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) SAFE Act - NMLS Info Not in File: Secure and Fair Enforcement for Mortgage Licensing Act: NMLSR information not present on loan application. - EV2
3789477281 XXX       XXX       XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV1                                                                                                                                                             2           *** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing. - EV2                                                                                                                                                                                                                                                    B           B           Yes      Yes       Final HUD1 NM    12/XX/2008   Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                        *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2008 which is 0 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings. - EV2
3389247323 XXX       XXX       XXX       1                                                                                                                                                                                                                                  1                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                   A           A           Yes      Yes       Final HUD1 WA    3/XX/2008    Refinance     Primary     XXX        $XXX
2916046886 XXX       XXX       XXX       3                                                                                                                                                                                                                                  3           *** (OPEN) Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1:  HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing. - EV3                                                                                                                                                                                                                                                                          D           D           Yes      Yes       HUD1, not  CA    2/XX/2008    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                        *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2                                                                                                                                                                                                                                          signed or
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           stamped
3093272454 XXX       XXX       XXX       2                                                                                                                                                                                                                                  2           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2                                                                                                                                                                                               B           B           Yes      Yes       Final HUD1 CA    12/XX/2007   Refinance     Primary     XXX        $XXX
3454006291 XXX       XXX       XXX       2                                                                                                                                                                                                                                  2           *** (OPEN) (Doc Error) Initial GFE not provided - EV2                                                                                                                                                                                                                                                 *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the       B           B           Yes      Yes       Final HUD1 NY    12/XX/2007   Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                        *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2                                                                                                                          amount of $XXX.
                                                                                                                                                                                                                                                                                        *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2                                                                                                     COMMENT: 2020/XX/15: TIL Itemization only disclosed prepaid interest charges in the amount of $XXX, however, final HUD reflects $XXX.
                                                                                                                                                                                                                                                                                        *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2
3163982112 XXX       XXX       XXX       2                                                                                                                                                                                                                                  2           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2                                                                                                                                                                                               B           B           Yes      Yes       Final HUD1 FL    12/XX/2007   Refinance     Primary     XXX        $XXX
3397056202 XXX       XXX       XXX       2                                                                                                                                                                                                                                  2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2                                                                                                                                                                                                       B           B           Yes      Yes       Final HUD1 WY    8/XX/2007    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                        *** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
3028736135 XXX       XXX       XXX       2                *** (OPEN) Missing Document: Appraisal not provided - EV3                                                                                                                                                         2           *** (OPEN) (Doc Error) Initial GFE not provided - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                   B           B           No       Yes       Final HUD1 PA    6/XX/2007    Purchase      Primary     XXX        $XXX
                                                          *** (OPEN) Missing Document: Missing Final 1003 - EV1                                                                                                                                                                         *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                          *** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV1                                                                                                                                          *** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
2947066809 XXX       XXX       XXX       2                                                                                                                                                                                                                                  2           *** (OPEN) ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2                                                                                                                                                                                                                                                                                                                                                    B           B           Yes      Yes       Final HUD1 CT    6/XX/2007    Purchase      Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                        *** (OPEN) Connecticut Prepayment Penalty Test: Connecticut Prepayment Penalty: A prepayment penalty is not permissible under the Mortgage Lenders, Correspondent Lenders, Brokers and Loan Originators Act.  Prepay language states prepay will not exceed maximum permitted by applicable law. -
                                                                                                                                                                                                                                                                                        EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2
3347224269 XXX       XXX       XXX       1                *** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV1                                                                                                                              1                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                   A           A           No       Yes       Final HUD1 PA    3/XX/2007    Purchase      Primary     XXX        $XXX
2896732026 XXX       XXX       XXX       1                                                                                                                                                                                                                                  1                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                   A           A           No       Yes       Final HUD1 CA    7/XX/2005    Refinance     Investment  XXX        $XXX
2881851329 XXX       XXX       XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV1                                                                                                                                                             2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2                                                                                                                                                                                                       B           B           No       Yes       Final HUD1 MN    6/XX/2005    Purchase      Primary     XXX        $XXX
                                                          *** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV1                                                                                                                                          *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower. - EV2
3606031439 XXX       XXX       XXX       2                                                                                                                                                                                                                                  2           *** (OPEN) ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2                                                                                                                                                                                                                                                                                                               B           B           Yes      Yes       Final HUD1 NV    8/XX/2004    Refinance     Primary     XXX        $XXX
3554847167 XXX       XXX       XXX       2                                                                                                                                                                                                                                  2           *** (OPEN) ARM Disclosure Compliant Test: TIL variable rate disclosure: ARM loan program disclosure does not match terms of loan. - EV2                                                                                                                                                               *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the       B           B           Yes      Yes       Final HUD1 CA    6/XX/2004    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                        *** (OPEN) ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2                                                                                                                             amount of $XXX.
                                                                                                                                                                                                                                                                                        *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2                                                                                                                          COMMENT: 2020/XX/04: Under-disclosure due to an index of 1.583% was used at closing; the lowest index reflected in calculation is 1.83%.
                                                                                                                                                                                                                                                                                        *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinance by a creditor that is not considered the original creditor. The H-9 form was used, the H-8 form should have been used. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2
3419205820 XXX       XXX       XXX       3                *** (OPEN) Missing Document: Missing Final 1003 - EV1                                                                                                                                                             3           *** (OPEN) Missing Final HUD-1:  Estimated HUD-1 Used For Fee Testing: Missing Final HUD-1:  Estimated HUD-1 used for any applicable Federal, State or Local compliance testing. - EV3                                                                                                                                                                                                                                                                                                  D           D           Yes      Yes       Estimated  CA    10/XX/2003   Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                        *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2                                                                                                                                                                                                                                                  HUD1
                                                                                                                                                                                                                                                                                        *** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
3237825614 XXX       XXX       XXX       2                                                                                                                                                                                                                                  2           *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2                                                                                                                                                                                                                                                                                                            B           B           Yes      Yes       Final HUD1 PA    11/XX/2003   Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                        *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
3032962639 XXX       XXX       XXX       2                *** (OPEN) Missing Document: Appraisal not provided - EV3                                                                                                                                                         2           *** (OPEN) (Doc Error) Initial GFE not provided - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                   B           B           Yes      Yes       Final HUD1 OH    7/XX/2003    Refinance     Primary     XXX        $XXX
                                                          *** (OPEN) Missing Document: Missing Final 1003 - EV1                                                                                                                                                                         *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
3444650181 XXX       XXX       XXX       2                *** (OPEN) Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report                                                                                                                    2           *** (OPEN) ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information. - EV2                                                                                                                                                                                                                                                                                                                        B           B           Yes      Yes       Final HUD1 MO    7/XX/2003    Refinance     Primary     XXX        $XXX
                                                          Date: 07/XX/2003 - EV3                                                                                                                                                                                                        *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
3505968028 XXX       XXX       XXX       1                                                                                                                                                                                                                                  1                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                   A           A           No       Yes       Final HUD1 VA    12/XX/2008   Refinance     Investment  XXX        $XXX
2983228477 XXX       XXX       XXX       2                                                                                                                                                                                                                                  2           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2                                                                                                                                                                                               B           B           Yes      Yes       Final HUD1 PA    4/XX/2008    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                        *** (OPEN) TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Third Circuit): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used. - EV2
3416407539 XXX       XXX       XXX       2                                                                                                                                                                                                                                  2           *** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi (Circuit 2, 5, 7, 8, 9, 10 or DC): Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. (H-8 Form was used and property is in the 2 nd, 5 th, 7 th, 8 th, 9 th,                                                                                                                                                                                     B           B           Yes      Yes       Final HUD1 VT    6/XX/2008    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                        10 th, or District of Columbia) - EV2
3143922045 XXX       XXX       XXX       2                *** (OPEN) Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report                                                                                                                    2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2                                                                                                                                                                                                       B           B           Yes      Yes       Final HUD1 PA    4/XX/2008    Refinance     Primary     XXX        $XXX
                                                          Date: 04/XX/2008 - EV3
3002923504 XXX       XXX       XXX       2                                                                                                                                                                                                                                  2           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2                                                                                                                                                                                               B           B           Yes      Yes       Final HUD1 FL    2/XX/2008    Refinance     Primary     XXX        $XXX
2969320569 XXX       XXX       XXX       1                                                                                                                                                                                                                                  1                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                   A           A           Yes      Yes       Final HUD1 IL    1/XX/2008    Refinance     Investment  XXX        $XXX
3692615153 XXX       XXX       XXX       1                                                                                                                                                                                                                                  1           *** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV1                                                                                                                                                                                                                                                                                     B           B           Yes      Yes       Final HUD1 CA    1/XX/2008    Refinance     Primary     XXX        $XXX
3250860152 XXX       XXX       XXX       1                                                                                                                                                                                                                                  1                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                   A           A           Yes      Yes       Final HUD1 AZ    9/XX/2007    Refinance     Primary     XXX        $XXX
2797603831 XXX       XXX       XXX       2                *** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV1                                                                                                                              2           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2                                                                                                                                                                                               B           B           Yes      Yes       Final HUD1 NJ    8/XX/2007    Purchase      Primary     XXX        $XXX
3367720716 XXX       XXX       XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV1                                                                                                                                                             2           *** (OPEN) Colorado Home Loan (Ability to Repay not Verified): Colorado Home Loan (HB1322):  Borrower's ability to repay not verified with reliable documentation. - EV2                                                                                                                                                                                                                                                                                                                B           B           No       Yes       Final HUD1 CO    8/XX/2007    Purchase      Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                        *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
3387871777 XXX       XXX       XXX       3                *** (OPEN) Missing Document: Missing Final 1003 - EV1                                                                                                                                                             3           *** (OPEN) Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1:  HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing. - EV3                                                                                                                                                                                                                                                                          D           D           Yes      Yes       HUD1, not  OR    1/XX/2007    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                        *** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi (Circuit 2, 5, 7, 8, 9, 10 or DC): Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. (H-8 Form was used and property is in the 2 nd, 5 th, 7 th, 8 th, 9 th,                                                                                                                                                                                                                                signed or
                                                                                                                                                                                                                                                                                        10 th, or District of Columbia) - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              stamped
                                                                                                                                                                                                                                                                                        *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
3256122005 XXX       XXX       XXX       2                                                                                                                                                                                                                                  2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2                                                                                                                                                                                                       B           B           No       Yes       Final HUD1 MI    10/XX/2006   Purchase      Primary     XXX        $XXX
3711142473 XXX       XXX       XXX       1                                                                                                                                                                                                                                  1                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                   A           A           Yes      Yes       Final HUD1 AZ    9/XX/2006    Refinance     Primary     XXX        $XXX
3808041012 XXX       XXX       XXX       3                *** (OPEN) Missing Document: Appraisal not provided - EV3                                                                                                                                                         3           *** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3                                                                                                                                                                                                                                                                          D           D           Yes      No        Missing    VA    8/XX/2006    Refinance     Primary     XXX        $XXX
                                                          *** (OPEN) Missing Document: Credit Report not provided - EV3                                                                                                                                                                 *** (OPEN) (Doc Error) Initial GFE not provided - EV2
                                                          *** (OPEN) Missing Document: Flood Certificate not provided - EV1                                                                                                                                                             *** (OPEN) (Missing Data) Missing Information to Determine Origination Channel: Unable to determine the origination channel based on the loan documents provided for review. The compliance review was performed with using the equivalent evaluation that would be considered for an Origination
                                                          *** (OPEN) Missing Document: Missing Final 1003 - EV1                                                                                                                                                                         Channel of Retail. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 08/XX/2006 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2006 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Virginia Tangible Net Benefit Test: Unable to determine if the loan was refinanced without a tangible net benefit to the borrower due to missing information. - EV2
2899213114 XXX       XXX       XXX       2                                                                                                                                                                                                                                  2           *** (OPEN) (Doc Error) Initial GFE not provided - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                   B           B           Yes      Yes       Final HUD1 AZ    8/XX/2006    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                        *** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
2823743431 XXX       XXX       XXX       2                                                                                                                                                                                                                                  2           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2                                                                                                                                                                                               B           B           Yes      Yes       Final HUD1 AZ    4/XX/2006    Refinance     Primary     XXX        $XXX
3451787260 XXX       XXX       XXX       3                *** (OPEN) Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report                                                                                                                    3           *** (OPEN) Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1:  HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing. - EV3                                                                                                                                                                                                                                                                          D           D           Yes      Yes       HUD1, not  CA    3/XX/2006    Refinance     Primary     XXX        $XXX
                                                          Date: <empty> - EV3                                                                                                                                                                                                           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 03/XX/2006 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                                                                                                            signed or
                                                                                                                                                                                                                                                                                        *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 03/XX/2006, prior to three (3) business days from transaction date of 03/XX/2006. - EV2                                                                                                                                                                                                                                                                               stamped
3358718361 XXX       XXX       XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                     2           *** (OPEN) (Doc Error) Initial GFE not provided - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                   B           B           Yes      Yes       Final HUD1 GA    12/XX/2005   Refinance     Primary     XXX        $XXX
                                                          *** (OPEN) Missing Document: Credit Report not provided - EV3                                                                                                                                                                 *** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings. - EV2
3051192905 XXX       XXX       XXX       2                                                                                                                                                                                                                                  2           *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 12/XX/2005, prior to three (3) business days from transaction date of 11/XX/2005. - EV2                                                                                                                                                                                                                                    B           B           Yes      Yes       Final HUD1 VA    11/XX/2005   Refinance     Primary     XXX        $XXX
3481956968 XXX       XXX       XXX       3                                                                                                                                                                                                                                  3           *** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3                                                                                                                                                                                                                                                                          D           D           Yes      No        Missing    CA    9/XX/2005    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                        *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 09/XX/2005 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2005 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2
2825774693 XXX       XXX       XXX       1                                                                                                                                                                                                                                  1                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                   A           A           Yes      Yes       Final HUD1 GA    8/XX/2005    Refinance     Primary     XXX        $XXX
3572173368 XXX       XXX       XXX       2                                                                                                                                                                                                                                  2           *** (OPEN) (Doc Error) Initial GFE not provided - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                   B           B           Yes      Yes       Final HUD1 CA    6/XX/2005    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                        *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
3006291777 XXX       XXX       XXX       1                                                                                                                                                                                                                                  1                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                   A           A           Yes      Yes       Final HUD1 MD    1/XX/2005    Refinance     Primary     XXX        $XXX
2922597417 XXX       XXX       XXX       2                                                                                                                                                                                                                                  2           *** (OPEN) (Doc Error) Initial GFE not provided - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                   B           B           Yes      Yes       Final HUD1 IN    11/XX/2004   Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                        *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
3290023435 XXX       XXX       XXX       1                *** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV1                                                                                                                              1                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                   A           A           Yes      Yes       Final HUD1 NY    10/XX/2004   Purchase      Primary     XXX        $XXX
3719060234 XXX       XXX       XXX       2                *** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV1                                                                                                                              2           *** (OPEN) ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2                                                                                                                                                                                                                                                                                                               B           B           Yes      Yes       Final HUD1 NC    6/XX/2004    Purchase      Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                        *** (OPEN) CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application. - EV2
3505941257 XXX       XXX       XXX       2                                                                                                                                                                                                                                  2           *** (OPEN) (Doc Error) TIL Error: Borrower signature not dated. - EV2                                                                                                                                                                                                                                 *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the       B           B           No       Yes       Final HUD1 FL    6/XX/2004    Purchase      Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                        *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2                                                                                                     amount of $XXX.
                                                                                                                                                                                                                                                                                        *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2                     COMMENT: 2021/XX/18: TIL Itemization did not disclose a Processing Fee for $XXX Courier Fee for $XXX and an additional Courier Fee for $XXX as prepaid finance charges.
3547779042 XXX       XXX       XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV1                                                                                                                                                             2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2004 which is 0 months prior to consummation. A lookback was performed to determine this application date. - EV2                                                                                                                                                                                                       B           B           Yes      Yes       Final HUD1 NC    2/XX/2004    Refinance     Primary     XXX        $XXX
2871988003 XXX       XXX       XXX       2                                                                                                                                                                                                                                  2           *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2                                                                                                     *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the       B           B           Yes      Yes       Final HUD1 TX    1/XX/2004    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              amount of $XXX.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              COMMENT: 2021/XX/15: Unable to determine under disclosure due to missing Itemization of Amount Financed.
3404797872 XXX       XXX       XXX       3                *** (OPEN) Missing Document: Appraisal not provided - EV3                                                                                                                                                         3           *** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3                                                                                                                                                                                                                                                                          D           D           Yes      No        Missing    GA    12/XX/2003   Purchase      Primary     XXX        $XXX
                                                          *** (OPEN) Missing Document: Missing Final 1003 - EV1                                                                                                                                                                         *** (OPEN) (Doc Error) Initial GFE not provided - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 12/XX/2003 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2003 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
3400819804 XXX       XXX       XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV1                                                                                                                                                             2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2                                                                                                                                                                                                       B           B           Yes      Yes       Final HUD1 TX    9/XX/2003    Purchase      Primary     XXX        $XXX
3647468148 XXX       XXX       XXX       2                                                                                                                                                                                                                                  2           *** (OPEN) (Doc Error) Initial GFE not provided - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                   B           B           Yes      Yes       Final HUD1 IN    8/XX/2003    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                        *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
3699345851 XXX       XXX       XXX       1                                                                                                                                                                                                                                  1                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                   A           A           No       Yes       Final HUD1 AL    7/XX/2003    Purchase      Primary     XXX        $XXX
2994442182 XXX       XXX       XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                     2           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                                                                  B           B           Yes      Yes       Final HUD1 NJ    6/XX/2003    Refinance     Primary     XXX        $XXX
                                                          *** (OPEN) Missing Document: Appraisal not provided - EV3                                                                                                                                                                     *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 06/XX/2003, prior to three (3) business days from transaction date of 06/XX/2003. - EV2
3829251995 XXX       XXX       XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV1                                                                                                                                                             2           *** (OPEN) (Doc Error) Initial GFE not provided - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                   B           B           Yes      Yes       Final HUD1 PA    4/XX/2003    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                        *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
2841861894 XXX       XXX       XXX       1                *** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV1                                                                                                                              1                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                   A           A           Yes      Yes       Final HUD1 GA    4/XX/2003    Purchase      Primary     XXX        $XXX
2799402609 XXX       XXX       XXX       2                *** (OPEN) Missing Document: Appraisal not provided - EV3                                                                                                                                                         2           *** (OPEN) (Doc Error) Initial GFE not provided - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                   B           B           Yes      Yes       Final HUD1 MN    1/XX/2003    Refinance     Primary     XXX        $XXX
                                                          *** (OPEN) Missing Document: Credit Report not provided - EV3                                                                                                                                                                 *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                          *** (OPEN) Missing Document: Missing Final 1003 - EV1                                                                                                                                                                         *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
2962634855 XXX       XXX       XXX       2                                                                                                                                                                                                                                  2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2                                                                                                                                                                                                       B           B           Yes      Yes       Final HUD1 TN    11/XX/2002   Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                        *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
2874069136 XXX       XXX       XXX       2                                                                                                                                                                                                                                  2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for                                                                                                                                                                                    B           B           Yes      Yes       Final HUD1 CA    1/XX/2008    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                        testing was 11/XX/2007. - EV2
2938567405 XXX       XXX       XXX       2                                                                                                                                                                                                                                  2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2                                                                                                                                                                                                       B           B           No       Yes       Final HUD1 OR    1/XX/2007    Purchase      Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                        *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
3310774614 XXX       XXX       XXX       3                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                     3           *** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3                                                                                                                                                                                                                                                                          D           D           Yes      No        Missing    KS    7/XX/2007    Refinance     Primary     XXX        $XXX
                                                          *** (OPEN) Missing Document: Missing Final 1003 - EV1                                                                                                                                                                         *** (OPEN) (Doc Error) Initial GFE not provided - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 07/XX/2007 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2007 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
                                                                                                                                                                                                                                                                                        *** (CLEARED) Kansas Late Charge Percent and Amount Testing: Note late charge exceeds maximum per state. - EV1
3833330278 XXX       XXX       XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV1                                                                                                                                                             2           *** (OPEN) (Doc Error) TIL Error: Borrower signature not dated. - EV2                                                                                                                                                                                                                                                                                                                                                                                                                   B           B           Yes      Yes       Final HUD1 MA    8/XX/2003    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                        *** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 08/XX/2003, prior to three (3) business days from transaction date of 08/XX/2003. - EV2
2852155016 XXX       XXX       XXX       3                *** (OPEN) AUS/Guideline Findings: All conditions were not met - EV3                              *** (OPEN) AUS/Guideline Findings: All conditions were not met                                                  3           *** (OPEN) General Ability To Repay - Missing Investor Guideline Qualifying Total Debt Ratio: Unable to complete ATR testing due to missing investor guideline qualifying total debt ratio. - EV3                                                                                                     *** (OPEN) General Ability To Repay - Missing Investor Guideline Qualifying Total Debt Ratio: Unable to complete ATR testing due to missing investor guideline qualifying total   C           C           Yes      Yes       Final HUD1 GA    8/XX/2014    Purchase      Primary     XXX        $XXX                  UTD          ATR Fail
                                                          *** (OPEN) Available for Closing is insufficient to cover Cash From Borrower. - EV3               COMMENT: 2021/XX/27: Missing critical loan documents to verify.                                                             *** (OPEN) General Ability To Repay Provision Credit History: Ability to Repay (Dodd-Frank 2014): Unable to verify debt obligations using reasonably reliable third-party records. - EV3                                                                                                              debt ratio.
                                                          *** (OPEN) FEMA Disaster Issue: Property is located in a FEMA Disaster area and has not been      *** (OPEN) Available for Closing is insufficient to cover Cash From Borrower.                                               *** (OPEN) General Ability To Repay Provision Employment - Partnership Test: Ability-to-Repay (Dodd-Frank 2014): Unable to verify current Partnership status due to most recent Tax Return end date is older than 120 days before Closing Date, and one of these docs is required yet missing:        COMMENT: 2021/XX/27: Unable to determine DTI due to missing documentation
                                                          inspected. - EV3                                                                                  COMMENT: 2021/XX/27: Asset documentation not provided                                                                       Audited/Third Party P&L, CPA Letter, or other Third Party Verification. (XXX XXX/Partnership) - EV3                                                                                                                                                                                                   *** (OPEN) General Ability To Repay Provision Credit History: Ability to Repay (Dodd-Frank 2014): Unable to verify debt obligations using reasonably reliable third-party
                                                          *** (OPEN) Income Docs Missing:: Borrower: XXX - EV3                                              *** (OPEN) Income Docs Missing:: Borrower: XXX                                                                              *** (OPEN) General Ability To Repay Provision Employment - Schedule C Test: Ability-to-Repay (Dodd-Frank 2014): Unable to verify current Sole Proprietorship status using reasonably reliable third-party records. (XXX XXX/Schedule C) - EV3                                                         records.
                                                          *** (OPEN) Missing Document: Credit Report not provided - EV3                                     COMMENT: 2021/XX/27: 4506-T not provided                                                                                    *** (OPEN) General Ability To Repay Provision Income and Assets - Assets: Ability to Repay (Dodd-Frank 2014): Unable to verify assets using reasonably reliable third-party records. (Earnest Money/Earnest Money Deposit) - EV3                                                                      COMMENT: 2021/XX/27: Credit report not provided
                                                          *** (OPEN) Missing Document: Hazard Insurance Policy not provided - EV3                           *** (OPEN) Employment Error: Employment start date not provided.: Borrower: XXX // Employment Type: Employment              *** (OPEN) Income Method of Calculation: Unable to determine compliance with income requirements due to missing information. (XXX XXX/Schedule C) - EV3                                                                                                                                               *** (OPEN) General Ability To Repay Provision Employment - Partnership Test: Ability-to-Repay (Dodd-Frank 2014): Unable to verify current Partnership status due to most recent
                                                          *** (OPEN) Missing Document: Purchase Agreement / Sales Contract not provided - EV3               / Income Type: Sole Proprietor / Start Date: <empty>                                                                        *** (OPEN) Partnership Income Documentation Test: Qualified Mortgage (Dodd-Frank 2014): Self-employed income documentation not sufficient (Partnership). (XXX XXX/Partnership) - EV3                                                                                                                  Tax Return end date is older than 120 days before Closing Date, and one of these docs is required yet missing:  Audited/Third Party P&L, CPA Letter, or other Third Party
                                                          *** (OPEN) Employment Error: Employment start date not provided.: Borrower: XXX // Employment     COMMENT: 2021/XX/27: Missing critical loan documents to verify.                                                             *** (OPEN) QM Required Credit Report Not Provided to Evidence Debts: Qualified Mortgage (Dodd-Frank 2014): The loan file does not contain a Credit report to evidence the consumers outstanding liabilities. (XXX/8594334) - EV3                                                                      Verification. (XXX XXX/Partnership)
                                                          Type: Employment / Income Type: Sole Proprietor / Start Date: <empty> - EV2                       *** (OPEN) Employment Error: Employment years in field not provided.: Borrower: XXX // Employment Type:                     *** (OPEN) Self Employed Financial Strength: Unable to determine compliance with Self Employed income requirements due to missing information. (XXX XXX/Schedule C) - EV3                                                                                                                             COMMENT: 2021/XX/27: All income documentation not provided
                                                          *** (OPEN) Employment Error: Employment years in field not provided.: Borrower: XXX // Employment Employment / Income Type: Sole Proprietor / Start Date: <empty>                                                             *** (OPEN) Self Employed Years on Job: Unable to determine compliance with Self Employment income history requirements due to missing information. (XXX XXX/Schedule C) - EV3                                                                                                                         *** (OPEN) General Ability To Repay Provision Employment - Schedule C Test: Ability-to-Repay (Dodd-Frank 2014): Unable to verify current Sole Proprietorship status using
                                                          Type: Employment / Income Type: Sole Proprietor / Start Date: <empty> - EV2                       COMMENT: 2021/XX/27: Missing critical loan documents to verify.                                                             *** (OPEN) Self Employed YTD: Unable to determine compliance with Self Employed income requirements due to missing information. (XXX XXX/Schedule C) - EV3                                                                                                                                            reasonably reliable third-party records. (XXX XXX/Schedule C)
                                                          *** (OPEN) Missing Document: Flood Certificate not provided - EV1                                                                                                                                                             *** (OPEN) Sole Proprietorship Income Documentation Test: Qualified Mortgage (Dodd-Frank 2014): Self-employed income documentation not sufficient (Sole Proprietorship). (XXX XXX/Schedule C) - EV3                                                                                                   COMMENT: 2021/XX/27: 3rd party verification not provided for employment
                                                          *** (OPEN) Missing Document: Missing Final 1003 - EV1                                                                                                                                                                         *** (OPEN) Unknown Loan Designation Test: Ability to Repay / Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation not provided. Due Diligence Loan Designation is ATR Fail. - EV3                                                                                                        *** (OPEN) General Ability To Repay Provision Income and Assets - Assets: Ability to Repay (Dodd-Frank 2014): Unable to verify assets using reasonably reliable third-party
                                                                                                                                                                                                                                                                                        *** (OPEN) (Fed HPML Disclosure) Federal Higher-Priced Mortgage Loan (Appraisal Disclosure Not Provided): TILA HPML Appraisal Rule (Dodd-Frank 2014): Creditor did not provide Appraisal Disclosure to consumer. - EV2                                                                                records. (Earnest Money/Earnest Money Deposit)
                                                                                                                                                                                                                                                                                        *** (OPEN) (Fed HPML Provision) Federal Higher-Priced Mortgage Loan (Appraisal - Did Not Physically Visit): TILA HPML Appraisal Rule (Dodd-Frank 2014): Appraisal not obtained by physical visit to property. - EV2                                                                                   COMMENT: 2021/XX/27: Assets not provided
                                                                                                                                                                                                                                                                                        *** (OPEN) (Missing Data) Flood Hazard Zone: Federal Compliance - (Missing Data) Flood Hazard Zone: Special Flood Hazard Zone indicator was not provided. The applicable flood zone related testing cannot be performed. - EV2                                                                        *** (OPEN) Income Method of Calculation: Unable to determine compliance with income requirements due to missing information. (XXX XXX/Schedule C)
                                                                                                                                                                                                                                                                                        *** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing. - EV2                                                                  COMMENT: 2021/XX/27: P&L and Balance sheet not provided
                                                                                                                                                                                                                                                                                        *** (OPEN) Alternate source used for application date - EV2                                                                                                                                                                                                                                           *** (OPEN) Partnership Income Documentation Test: Qualified Mortgage (Dodd-Frank 2014): Self-employed income documentation not sufficient (Partnership). (XXX XXX/Partnership)
                                                                                                                                                                                                                                                                                        *** (OPEN) Appraisal Flipped Property Missing Information: Last Sales Price or Last Sales Date from the Primary Valuation or Contract Sales Price or Contract Sales Date are missing. Unable to determine compliance with TIL HPML Flipped Property Requirements. - EV2                               COMMENT: 2021/XX/27: P&L and Balance sheet not provided
                                                                                                                                                                                                                                                                                        *** (OPEN) ECOA Appraisal - Appraisal Provided Prior to Date Performed: ECOA Valuations Rule (Dodd-Frank 2014): Date valuation provided to applicant is prior to the date when valuation was performed.  Unable to determine compliance with appraisal timing requirements.                           *** (OPEN) QM Required Credit Report Not Provided to Evidence Debts: Qualified Mortgage (Dodd-Frank 2014): The loan file does not contain a Credit report to evidence the
                                                                                                                                                                                                                                                                                        (Type:Secondary/08/XX/2014) - EV2                                                                                                                                                                                                                                                                     consumers outstanding liabilities. (XXX/8594334)
                                                                                                                                                                                                                                                                                        *** (OPEN) ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Missing: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide "Right to Receive a Copy" appraisal disclosure to consumer. - EV2                                                                                 COMMENT: 2021/XX/27: Credit report not provided
                                                                                                                                                                                                                                                                                        *** (OPEN) Federal HPML 2014 Non Compliant: Federal Higher-Priced Mortgage Loan: APR on subject loan of 8.95469% or Final Disclosure APR of 0.00000% is in excess of allowable threshold of APOR 4.16% + 2.5%, or 6.66000%.  Non-Compliant Higher Priced Mortgage Loan. - EV2                         *** (OPEN) Self Employed Financial Strength: Unable to determine compliance with Self Employed income requirements due to missing information. (XXX XXX/Schedule C)
                                                                                                                                                                                                                                                                                        *** (OPEN) Federal Loan Originator Compensation - Individual LO Not NMLS Licensed at Time of Application: Truth in Lending Act (NMLSR Dodd- Frank 2014): Individual Loan Originator not NMLS licensed or registered at time of application. - EV2                                                     COMMENT: 2021/XX/27: P&L and Balance sheet not provided
                                                                                                                                                                                                                                                                                        *** (OPEN) QM Employment History - Current Employment Documentation lacks Date Info: Qualified Mortgage (Dodd-Frank 2014): Missing Employment Dates to verify two years current employment. (XXX/8594334) - EV2                                                                                       *** (OPEN) Self Employed Years on Job: Unable to determine compliance with Self Employment income history requirements due to missing information. (XXX XXX/Schedule C)
                                                                                                                                                                                                                                                                                        *** (OPEN) RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges. - EV2                                                         COMMENT: 2021/XX/27: Missing income documentation P&L, Balance sheet, business license and 3rd party verification.
                                                                                                                                                                                                                                                                                        *** (OPEN) RESPA (2010) - 10% Tolerance Without Cure: RESPA (2010): 10% tolerance violation without  evidence of sufficient cure provided. - EV2                                                                                                                                                      *** (OPEN) Self Employed YTD: Unable to determine compliance with Self Employed income requirements due to missing information. (XXX XXX/Schedule C)
                                                                                                                                                                                                                                                                                        *** (OPEN) RESPA -  Initial Escrow Account Statement Missing: RESPA: Initial escrow account statement was not provided to the borrower. - EV2                                                                                                                                                         COMMENT: 2021/XX/27: Missing income documentation P&L, Balance sheet, business license and 3rd party verification
                                                                                                                                                                                                                                                                                        *** (OPEN) RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet. - EV2                                                                                                                                                *** (OPEN) Sole Proprietorship Income Documentation Test: Qualified Mortgage (Dodd-Frank 2014): Self-employed income documentation not sufficient (Sole Proprietorship). (XXX
                                                                                                                                                                                                                                                                                        *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2             XXX/Schedule C)
                                                                                                                                                                                                                                                                                        *** (OPEN) RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List of Homeownership Counseling Organizations to borrower. - EV2                                                                             COMMENT: 2021/XX/27: Missing income documentation P&L, Balance sheet, business license and 3rd party verification
                                                                                                                                                                                                                                                                                        *** (OPEN) RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement. - EV2                                                                                                                       *** (OPEN) Unknown Loan Designation Test: Ability to Repay / Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation not provided. Due Diligence Loan Designation is
                                                                                                                                                                                                                                                                                        *** (OPEN) Self Employed - Implicit Adherence: Qualified Mortgage (Dodd-Frank 2014): Self Employed borrower's loan file contained tax returns that are not signed/dated, but the loan file contains the tax transcripts to evidence the tax returns were signed/dated at time of submission to the    ATR Fail.
                                                                                                                                                                                                                                                                                        IRS. - EV2                                                                                                                                                                                                                                                                                            COMMENT: 2021/XX/27: Missing documentation
                                                                                                                                                                                                                                                                                        *** (OPEN) TIL Higher Priced Mortgage Loan Safe Harbor Test: TILA HPML appraisal Rule (Dodd-Frank 2014): Safe Harbor requirements not satisfied. - EV2                                                                                                                                                *** (OPEN) (Fed HPML Disclosure) Federal Higher-Priced Mortgage Loan (Appraisal Disclosure Not Provided): TILA HPML Appraisal Rule (Dodd-Frank 2014): Creditor did not provide
                                                                                                                                                                                                                                                                                        *** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2                                                                                                                                                                                                                                         Appraisal Disclosure to consumer.
                                                                                                                                                                                                                                                                                        *** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV1                                                                                                                                                                                                                                      COMMENT: 2021/XX/27: Disclosure not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              *** (OPEN) (Fed HPML Provision) Federal Higher-Priced Mortgage Loan (Appraisal - Did Not Physically Visit): TILA HPML Appraisal Rule (Dodd-Frank 2014): Appraisal not obtained by physical visit to property.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              COMMENT: 2021/XX/27: Appraisal not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              *** (OPEN) (Missing Data) Flood Hazard Zone: Federal Compliance - (Missing Data) Flood Hazard Zone: Special Flood Hazard Zone indicator was not provided. The applicable flood zone related testing cannot be performed.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              COMMENT: 2021/XX/27: Flood zone cert not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              *** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              Date used to determine rate used for testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              COMMENT: 2021/XX/27: Rate lock date not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              *** (OPEN) Alternate source used for application date
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              COMMENT: 2021/XX/27: 1003's are all missing from the file, used initial GFE as the alternate source for application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              *** (OPEN) Appraisal Flipped Property Missing Information: Last Sales Price or Last Sales Date from the Primary Valuation or Contract Sales Price or Contract Sales Date are
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              missing. Unable to determine compliance with TIL HPML Flipped Property Requirements.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              COMMENT: 2021/XX/27: Sales contract not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              *** (OPEN) ECOA Appraisal - Appraisal Provided Prior to Date Performed: ECOA Valuations Rule (Dodd-Frank 2014): Date valuation provided to applicant is prior to the date when valuation was performed.  Unable to determine compliance with appraisal timing requirements. (Type:Secondary/08/XX/2014)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              COMMENT: 2021/XX/27: Appraisal not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              *** (OPEN) ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Missing: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide "Right to Receive a Copy"
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              appraisal disclosure to consumer.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              COMMENT: 2021/XX/27: Disclosure not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              *** (OPEN) Federal Loan Originator Compensation - Individual LO Not NMLS Licensed at Time of Application: Truth in Lending Act (NMLSR Dodd- Frank 2014): Individual Loan
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              Originator not NMLS licensed or registered at time of application.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              COMMENT: 2021/XX/27: Loan originator not NMLS licensed at time of application
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              *** (OPEN) QM Employment History - Current Employment Documentation lacks Date Info: Qualified Mortgage (Dodd-Frank 2014): Missing Employment Dates to verify two years current employment. (XXX/8594334)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              COMMENT: 2021/XX/27: Dates of employment not provided for sole proprietorship
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              *** (OPEN) RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              COMMENT: 2021/XX/27: Not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              *** (OPEN) RESPA (2010) - 10% Tolerance Without Cure: RESPA (2010): 10% tolerance violation without  evidence of sufficient cure provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              COMMENT: 2021/XX/27: Settlement Service Provider Disclosure not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              *** (OPEN) RESPA -  Initial Escrow Account Statement Missing: RESPA: Initial escrow account statement was not provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                          COMMENT: 2021/XX/27: Disclosure not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              *** (OPEN) RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              COMMENT: 2021/XX/27: Disclosure not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              COMMENT: 2021/XX/27: Disclosure not provided within 3 business days of application
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              *** (OPEN) RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List of Homeownership
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              Counseling Organizations to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              COMMENT: 2021/XX/27: Disclosure not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              *** (OPEN) RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              COMMENT: 2021/XX/27: Disclosure not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              *** (OPEN) Self Employed - Implicit Adherence: Qualified Mortgage (Dodd-Frank 2014): Self Employed borrower's loan file contained tax returns that are not signed/dated, but the loan file contains the tax transcripts to evidence the tax returns were signed/dated at time of submission to the IRS.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              COMMENT: 2021/XX/27: Tax returns were not signed and dated by the borrower
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              *** (OPEN) TIL Higher Priced Mortgage Loan Safe Harbor Test: TILA HPML appraisal Rule (Dodd-Frank 2014): Safe Harbor requirements not satisfied.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              COMMENT: 2021/XX/27: Missing documentation
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              *** (OPEN) TILA - Final TIL Missing: Missing Final TIL.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              COMMENT: 2021/XX/27: Disclosure not provided
3558883578 XXX       XXX       XXX       2                                                                                                                                                                                                                                  2           *** (OPEN) 2011 TIL-MDIA - Introductory Escrow Payment Inaccurate: Truth in Lending Act (MDIA 2011):  The amount of taxes and insurance, including any mortgage insurance, on the Final TIL does not match the amount of taxes and insurance, including any mortgage insurance, for the loan. - EV2                                                                                                                                                                                     B           B           Yes      Yes       Final HUD1 CT    8/XX/2012    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                        *** (OPEN) 2011 TIL-MDIA Rate-Payment Summary Table - Introductory Total Payment (PITI) Inaccurate: Truth in Lending Act (MDIA 2011):  Total payment amount (PITI) on the Final TIL does not match the total payment amount for the loan. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) RESPA -  Initial Escrow Account statement Inaccurate: RESPA: Initial escrow account statement does not match charges on HUD-1/Final Closing Disclosure. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement. - EV2
3234750282 XXX       XXX       XXX       2                *** (OPEN) FHA - Informed Consumer Choice Disclosure was not provided to borrower within 3                                                                                                                        2           *** (OPEN) Maryland Mortgage Lending Regulations (Tangible Net Benefit Worksheet Not Provided): Maryland Mortgage Lending Regulations: Net Tangible Benefit Worksheet not provided to borrower. - EV2                                                                                                                                                                                                                                                                                   B           B           Yes      Yes       Final HUD1 MD    6/XX/2009    Refinance     Primary     XXX        $XXX
                                                          business days of the loan application.: Disclosure: FHA - Informed Consumer Choice Disclosure                                                                                                                                 *** (OPEN) Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest. - EV2
                                                          (Government Documents) - EV3                                                                                                                                                                                                  *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2
2789751999 XXX       XXX       XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV1                                                                                                                                                             2           *** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing. - EV2                                                                                                                                                                                                                                                    B           B           Yes      Yes       Final HUD1 NY    9/XX/2007    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                        *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
2878402578 XXX       XXX       XXX       2                                                                                                                                                                                                                                  2           *** (OPEN) ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2                                                                                                                                                                                                                                                                                                               B           B           Yes      Yes       Final HUD1 CA    8/XX/2004    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                        *** (OPEN) CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2
3580815921 XXX       XXX       XXX       2                                                                                                                                                                                                                                  2           *** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2                                                                                                                                                                                                                                                                                                                                                               B           B           No       Yes       Final HUD1 RI    8/XX/2006    Purchase      Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                        *** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
3011121976 XXX       XXX       XXX       2                                                                                                                                                                                                                                  2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2                                                                                                                                                                                                       B           B           No       Yes       Final HUD1 FL    2/XX/2007    Purchase      Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                        *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV1
3094506303 XXX       XXX       XXX       1                                                                                                                                                                                                                                  1                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                   A           A           Yes      Yes       Final HUD1 OR    1/XX/2004    Refinance     Primary     XXX        $XXX
3564978761 XXX       XXX       XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV1                                                                                                                                                             2           *** (OPEN) ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2                                                                                                                                                                                                                                                                                                                                                    B           B           Yes      Yes       Final HUD1 FL    7/XX/2007    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                        *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 07/XX/2007 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 07/XX/2007, prior to three (3) business days from transaction date of 07/XX/2007. - EV2
3555127354 XXX       XXX       XXX       2                                                                                                                                                                                                                                  2           *** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2                                                                                                                                                                                                                                                                                                                                                               B           B           Yes      Yes       Final HUD1 GA    4/XX/2007    Purchase      Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                        *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2
3512853447 XXX       XXX       XXX       2                                                                                                                                                                                                                                  2           *** (OPEN) TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower. - EV2                                                                                                                                                                                                                                                                                                                                                            B           B           No       Yes       HELOC      IN    11/XX/2003   Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Agreement
3665233902 XXX       XXX       XXX       2                                                                                                                                                                                                                                  2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2                                                                                                                                                                                                       B           B           Yes      Yes       Final HUD1 CT    3/XX/2008    Refinance     Primary     XXX        $XXX
2908166447 XXX       XXX       XXX       2                *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following                                                                                                                     2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2                                                                                                                                                                                                       B           B           Yes      Yes       Final HUD1 FL    10/XX/2005   Refinance     Primary     XXX        $XXX
                                                          clauses: - EV2                                                                                                                                                                                                                *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 10/XX/2005, prior to three (3) business days from transaction date of 10/XX/2005. - EV2
                                                          *** (OPEN) Missing Document: Missing Final 1003 - EV1
3284508109 XXX       XXX       XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV1                                                                                                                                                             2           *** (OPEN) (Doc Error) TIL Error: Borrower signature not dated. - EV2                                                                                                                                                                                                                                                                                                                                                                                                                   B           B           Yes      Yes       Final HUD1 VA    6/XX/2004    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                        *** (OPEN) (Doc Error) TIL Error: Final TIL not signed by all required parties - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinance by a creditor that is not considered the original creditor. The H-9 form was used, the H-8 form should have been used. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 06/XX/2004, prior to three (3) business days from transaction date of 06/XX/2004. - EV2
3849275653 XXX       XXX       XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV1                                                                                                                                                             2           *** (OPEN) (Doc Error) Initial GFE not provided - EV2                                                                                                                                                                                                                                                 *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the       B           B           Yes      Yes       Final HUD1 NY    5/XX/2006    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                        *** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi (Circuit 2, 5, 7, 8, 9, 10 or DC): Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. (H-8 Form was used and property is in the 2 nd, 5 th, 7 th, 8 th, 9 th,   amount of $XXX.
                                                                                                                                                                                                                                                                                        10 th, or District of Columbia) - EV2                                                                                                                                                                                                                                                                 COMMENT: 2022/XX/06: TIL itemization did not disclose $XXX courier fee as prepaid finance charges.
                                                                                                                                                                                                                                                                                        *** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
3034936925 XXX       XXX       XXX       3                *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following                                                                                                                     3           *** (OPEN) Missing Final HUD-1:  Estimated HUD-1 Used For Fee Testing Material: Missing Final HUD-1:  Estimated HUD-1 used for any applicable Federal, State or Local compliance testing. - EV3                                                                                                                                                                                                                                                                                         D           D           No       Yes       Estimated  CA    7/XX/2004    Purchase      Primary     XXX        $XXX
                                                          clauses: - EV2                                                                                                                                                                                                                *** (OPEN) ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2                                                                                                                                                                                                                                                                                                                                                                                               HUD1
                                                                                                                                                                                                                                                                                        *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
2994120205 XXX       XXX       XXX       2                                                                                                                                                                                                                                  2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2                                                                                                                                                                                                       B           B           No       Yes       Final HUD1 FL    5/XX/2003    Purchase      Primary     XXX        $XXX
3450474052 XXX       XXX       XXX       3                *** (OPEN) Missing Document: Missing Final 1003 - EV1                                                                                                                                                             3           *** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3                                                                                                                                                                                                                                                                          D           D           Yes      No        Missing    GA    6/XX/2007    UTD           Primary     XXX        $XXX
                                                          *** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV1                                                                                                                                          *** (OPEN) (Doc Error) Initial GFE not provided - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 06/XX/2007 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2007 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
3015397515 XXX       XXX       XXX       2                                                                                                                                                                                                                                  2           *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2                                                                                                     *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the       B           B           No       Yes       Final HUD1 CO    5/XX/2007    Purchase      Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              amount of $XXX.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              COMMENT: 2019/XX/07: Unable to determine under disclosure due to missing itemization of amount financed.
3420398401 XXX       XXX       XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV1                                                                                                                                                             2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2                                                                                                                                                                                                       B           B           Yes      Yes       Final HUD1 GA    10/XX/2004   Purchase      Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                        *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
2771918963 XXX       XXX       XXX       2                *** (OPEN) Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report                                                                                                                    2           *** (OPEN) RESPA (2010) -  Initial Payment on Final HUD-1 Inaccurate: RESPA (2010): Initial payment on Final HUD-1 does not match actual payment on loan. - EV2                                                                                                                                                                                                                                                                                                                         B           B           Yes      Yes       Final HUD1 NC    6/XX/2013    Refinance     Primary     XXX        $XXX
                                                          Date: 05/XX/2013 - EV3                                                                                                                                                                                                        *** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2
2990276829 XXX       XXX       XXX       1                *** (OPEN) Valuation Error: APN Number not provided.: Valuation Type: Appraisal / Valuation                                                                                                                       1                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                   A           A           Yes      Yes       Final HUD1 NJ    9/XX/2002    Refinance     Primary     XXX        $XXX
                                                          Report Date: 08/XX/2002 - EV2
3473194538 XXX       XXX       XXX       2                                                                                                                                                                                                                                  2           *** (OPEN) RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet. - EV2                                                                                                                                                                                                                                                                                                                                  B           B           No       Yes       Final HUD1 PA    1/XX/2014    Purchase      Primary     XXX        $XXX
3444783995 XXX       XXX       XXX       2                *** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV1                                                                                                                              2           *** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2                                                                                                                                                                                                                                                                                                                    B           B           Yes      Yes       Final HUD1 VA    7/XX/2006    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                        *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2
3566872996 XXX       XXX       XXX       1                                                                                                                                                                                                                                  1                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                   A           A           Yes      Yes       Final HUD1 WI    6/XX/2007    Refinance     Primary     XXX        $XXX
2789962420 XXX       XXX       XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV1                                                                                                                                                             2           *** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing. - EV2                                                                                                                                                                                                                                                    B           B           Yes      Yes       Final HUD1 NM    12/XX/2007   Purchase      Primary     XXX        $XXX
                                                          *** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV1                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/XX/2007. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
3530134483 XXX       XXX       XXX       2                *** (OPEN) Missing Document: Credit Report not provided - EV3                                                                                                                                                     2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2000 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for                                                                                                                                                                                    B           B           Yes      Yes       Final HUD1 PA    10/XX/2000   Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                        testing was 04/XX/2000. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
3207585441 XXX       XXX       XXX       2                                                                                                                                                                                                                                  2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for                                                                                                                                                                                    B           B           No       Yes       Final HUD1 MI    12/XX/2006   Purchase      Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                        testing was 10/XX/2006. - EV2
2843726856 XXX       XXX       XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV1                                                                                                                                                             2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for                                                                                                                                                                                    B           B           Yes      Yes       Final HUD1 FL    2/XX/2008    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                        testing was 01/XX/2008. - EV2
3078156543 XXX       XXX       XXX       2                *** (OPEN) Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report                                                                                                                    2           *** (OPEN) (Doc Error) Initial GFE not provided - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                   B           B           Yes      Yes       Final HUD1 MI    2/XX/2002    Refinance     Primary     XXX        $XXX
                                                          Date: 01/XX/2002 - EV3
2869527599 XXX       XXX       XXX       2                                                                                                                                                                                                                                  2           *** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2                                                                                                                                                                                                                                                                                                                                                               B           B           Yes      Yes       Final HUD1 FL    12/XX/2005   Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                        *** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2
3124874271 XXX       XXX       XXX       1                                                                                                                                                                                                                                  1                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                   A           A           Yes      Yes       Final HUD1 FL    5/XX/2007    Refinance     Primary     XXX        $XXX
3410275158 XXX       XXX       XXX       2                                                                                                                                                                                                                                  2           *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2                                                                                                     *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the       B           B           Yes      Yes       Final HUD1 VA    5/XX/2007    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              amount of $XXX.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              COMMENT: 2019/XX/16: TIL Itemization did not disclose $XXX Recording Service Fee and $XXX Title Courier Fee as prepaid finance charges.
2772611515 XXX       XXX       XXX       1                                                                                                                                                                                                                                  1                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                   A           A           Yes      Yes       Final HUD1 NY    10/XX/2007   Refinance     Primary     XXX        $XXX
3065035291 XXX       XXX       XXX       3                *** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV1                                                                                                                              3           *** (OPEN) Missing Final HUD-1:  Estimated HUD-1 Used For Fee Testing: Missing Final HUD-1:  Estimated HUD-1 used for any applicable Federal, State or Local compliance testing. - EV3                                                                                                                                                                                                                                                                                                  D           D           Yes      Yes       Estimated  AZ    11/XX/2007   Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                        *** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2                                                                                                                                                                                                                                                                                                                                    HUD1
                                                                                                                                                                                                                                                                                        *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2
3284326085 XXX       XXX       XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                     2           *** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2                                                                                                                                                                                                                                                                                         B           B           Yes      Yes       Final HUD1 NJ    7/XX/2006    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                        *** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2
3587910666 XXX       XXX       XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV1                                                                                                                                                             2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for                                                                                                                                                                                    B           B           Yes      Yes       Final HUD1 CA    9/XX/2007    Purchase      Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                        testing was 08/XX/2007. - EV2
2859041057 XXX       XXX       XXX       2                *** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV1                                                                                                                              2           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2                                                                                                                                                                                               B           B           Yes      Yes       Final HUD1 NY    12/XX/2007   Refinance     Primary     XXX        $XXX
3128755502 XXX       XXX       XXX       2                                                                                                                                                                                                                                  2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for                                                                                                                                                                                    B           B           No       Yes       Final HUD1 MI    3/XX/2005    Purchase      Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                        testing was 09/XX/2004. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
2863030549 XXX       XXX       XXX       1                                                                                                                                                                                                                                  1                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                   A           A           No       Yes       Final HUD1 NY    1/XX/2005    Purchase      Primary     XXX        $XXX
3220789615 XXX       XXX       XXX       2                                                                                                                                                                                                                                  2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for                                                                                                                                                                                    B           B           Yes      Yes       Final HUD1 CA    12/XX/2005   Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                        testing was 11/XX/2005. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV1
3190407392 XXX       XXX       XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV1                                                                                                                                                             2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for                                                                                                                                                                                    B           B           Yes      Yes       Final HUD1 MA    1/XX/2007    Purchase      Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                        testing was 11/XX/2006. - EV2
3119520504 XXX       XXX       XXX       2                *** (OPEN) Missing Document: Credit Report not provided - EV3                                                                                                                                                     2           *** (OPEN) (Doc Error) Initial GFE not provided - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                   B           B           No       Yes       Final HUD1 SC    5/XX/2005    Purchase      Second Home XXX        $XXX
                                                                                                                                                                                                                                                                                        *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV1
3366882516 XXX       XXX       XXX       2                *** (CLEARED) Missing Document: Missing Final 1003 - EV1                                          *** (CLEARED) Missing Valuation:                                                                                2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2007 which is 0 months prior to consummation. A lookback was performed to determine this application date.  The final date used for                                                                                                                                                                                    B           B           Yes      Yes       Final HUD1 NY    3/XX/2007    Refinance     Primary     XXX        $XXX
                                                          *** (CLEARED) Missing Valuation: - EV1                                                            COMMENT: 2018/XX/20: Appraisal not provided.                                                                                testing was 03/XX/2007. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used. - EV2
                                                                                                                                                                                                                                                                                        *** (CLEARED) (Doc Error) Initial GFE not provided - EV1
                                                                                                                                                                                                                                                                                        *** (CLEARED) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 03/XX/2007 used as disbursement date for compliance testing. - EV1
                                                                                                                                                                                                                                                                                        *** (CLEARED) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV1
                                                                                                                                                                                                                                                                                        *** (CLEARED) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV1
                                                                                                                                                                                                                                                                                        *** (CLEARED) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2007 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date
                                                                                                                                                                                                                                                                                        used for testing was 09/XX/2006.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV1
                                                                                                                                                                                                                                                                                        *** (CLEARED) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV1
                                                                                                                                                                                                                                                                                        *** (CLEARED) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV1
                                                                                                                                                                                                                                                                                        *** (CLEARED) TILA - Final TIL Missing: Missing Final TIL. - EV1
                                                                                                                                                                                                                                                                                        *** (CLEARED) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV1
3828708317 XXX       XXX       XXX       2                *** (OPEN) Missing Document: Fraud Report not provided - EV3                                                                                                                                                      2           *** (OPEN) TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form    *** (OPEN) TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC): Truth in Lending Act: Notice of Right to Cancel was  B           B           Yes      No                   CA    9/XX/2019    Refinance     Primary     XXX        $XXX                  Temporary    Temporary
                                                          *** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most                                                                                                                               should have been used. - EV2                                                                                                                                                                                                                                                                          not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.                                                                                                                                                                              SHQM         SHQM
                                                          recent FEMA disaster. - EV1                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         COMMENT: 2021/XX/19: Prior 4/XX/2019, note, is in file, confirming the same lender.(D#98)                                                                                                                                                                                                                             (GSE/Agency  (GSE/Agency
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Eligible)    Eligible)
2945013506 XXX       XXX       XXX       2                *** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most   *** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA     2           *** (OPEN) TRID Final Closing Disclosure Finance Charge: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on 07/XX/2016 disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan (fee amounts included in   *** (OPEN) TRID Final Closing Disclosure Finance Charge: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on 07/XX/2016 disclosed an       B           B           Yes      No                   MO    7/XX/2016    Purchase      Primary     XXX        $XXX                  Temporary    Temporary
                                                          recent FEMA disaster. - EV1                                                                       disaster.                                                                                                                   Finance Charge calculation are based on Closing Disclosure dated 07/XX/2016). (Final/07/XX/2016) - EV2                                                                                                                                                                                                inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan (fee amounts included in Finance Charge calculation are based on Closing                                                                                                                                               SHQM         SHQM
                                                                                                                                                            COMMENT: 2021/XX/22: The subject property is located in a FEMA Disaster area post-close.                                                                                                                                                                                                                                                                                                                                          Disclosure dated 07/XX/2016). (Final/07/XX/2016)                                                                                                                                                                                                                                                                      (GSE/Agency  (GSE/Agency
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              COMMENT: 2021/XX/07: Finance Charge disclosed is $XXX.  Calculated finance charge is $XXX.  Variance of $XXX.  Based on review of Lender's compliance report, Title-title Service                                                                                                                                     Eligible)    Eligible)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              Charges fee was not included in finance charge calculation. TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Refund check for underdisclosed amount, Corrected CD, and Re-open Rescission if Applicable.
3159518516 XXX       XXX       XXX       3                *** (OPEN) Available for Closing is insufficient to cover Cash From Borrower. - EV3                                                                                                                               3           *** (OPEN) QM DTI: Qualified Mortgage (Dodd-Frank 2014): Total Debt to Income Ratio exceeds 43% and the images do not provide evidence loan is eligible for purchase, guarantee or insurance by the appropriate agency. - EV3                                                                         *** (OPEN) QM DTI: Qualified Mortgage (Dodd-Frank 2014): Total Debt to Income Ratio exceeds 43% and the images do not provide evidence loan is eligible for purchase, guarantee   C           C           Yes      No                   GA    4/XX/2021    Purchase      Primary     XXX        $XXX                  UTD          Non QM
                                                                                                                                                                                                                                                                                        *** (OPEN) Unknown Loan Designation Test: Ability to Repay / Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation not provided. Due Diligence Loan Designation is Non QM. - EV3                                                                                                          or insurance by the appropriate agency.
                                                                                                                                                                                                                                                                                        *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2             COMMENT: 2021/XX/27: Missing AUS final,income per the final 1003.
                                                                                                                                                                                                                                                                                        *** (OPEN) TIL Higher Priced Mortgage Loan Safe Harbor Test: TILA HPML appraisal Rule (Dodd-Frank 2014): Safe Harbor requirements not satisfied. - EV2                                                                                                                                                *** (CLEARED) TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business
                                                                                                                                                                                                                                                                                        *** (CLEARED) TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (Final/04/XX/2021) - EV1                                                                     days prior to closing. (Final/04/XX/2021)
                                                                                                                                                                                                                                                                                        *** (CLEARED) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - Examination Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7727) COMMENT: 2021/XX/20: Only final CD provided.
                                                                                                                                                                                                                                                                                        - EV1                                                                                                                                                                                                                                                                                                 *** (CLEARED) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title -
                                                                                                                                                                                                                                                                                        *** (CLEARED) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7200) -  Examination Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7727)
                                                                                                                                                                                                                                                                                        EV1                                                                                                                                                                                                                                                                                                   COMMENT: 2021/XX/20: Title Examination Fee was not disclosed on Loan Estimate. File does not contain a valid COC for this fee, nor evidence of cure.  Provide a post-close CD disclosing the tolerance cure to include $XXX, a copy of refund check, proof of delivery, and a copy of the letter of explanation sent to the borrower disclosing the changes made.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              *** (CLEARED) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              Points.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7200)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              COMMENT: 2021/XX/20: Credit Report Fee was last disclosed as $XXX on LE but disclosed as $XXX on Final Closing Disclosure. File does not contain a valid COC for this fee, nor evidence of cure in file.  Provide a post-close CD disclosing the tolerance cure to include $XXX, a copy of refund check, proof of delivery, and a copy of the letter of explanation sent to the borrower disclosing the changes made.
3755785108 XXX       XXX       XXX       2                *** (OPEN) Missing Document: Appraisal not provided - EV3                                         *** (OPEN) Missing Document: Appraisal not provided                                                             2           *** (OPEN) (Missing Data) Flood Hazard Zone: Federal Compliance - (Missing Data) Flood Hazard Zone: Special Flood Hazard Zone indicator was not provided. The applicable flood zone related testing cannot be performed. - EV2                                                                        *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the       B           B           Yes      Yes       Final HUD1 SC    8/XX/2004    Refinance     Primary     XXX        $XXX
                                                          *** (OPEN) Missing Document: Flood Certificate not provided - EV1                                 COMMENT: 2019/XX/19: Borrower charged for appraisal on settlement statement.  Appraisal not found in file.                  *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                amount of $XXX.
                                                          *** (OPEN) Missing Document: Missing Final 1003 - EV1                                                                                                                                                                         *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2                                                                                                     COMMENT: 2019/XX/18: All fees have been checked, unable to determine the source of under disclosure due to file missing the Itemization of Amount Financed.
                                                                                                                                                                                                                                                                                        *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 02/XX/2004. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) South Carolina Home Loan (Complaint Agency Disclosure Not Provided): South Carolina Home Loan: Borrower not provided with a document specifying the agency designated to receive complaints or inquiries about the origination and making of the loan. - EV2
3330766628 XXX       XXX       XXX       2                *** (OPEN) Missing Document: Flood Certificate not provided - EV1                                                                                                                                                 2           *** (OPEN) (Missing Data) Flood Hazard Zone: Federal Compliance - (Missing Data) Flood Hazard Zone: Special Flood Hazard Zone indicator was not provided. The applicable flood zone related testing cannot be performed. - EV2                                                                        *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the       B           B           Yes      Yes       Final HUD1 NM    9/XX/2007    Refinance     Primary     XXX        $XXX
                                                          *** (OPEN) Missing Document: Missing Final 1003 - EV1                                                                                                                                                                         *** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing. - EV2                                                                  amount of $XXX.
                                                                                                                                                                                                                                                                                        *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2                                                                                                     COMMENT: 2019/XX/23: Under disclosure due to Daily Simple Interest TIL payment stream calculation and Actual Payment stream calculation.
                                                                                                                                                                                                                                                                                        *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 03/XX/2007. - EV2
3827610574 XXX       XXX       XXX       2                *** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV1                                                                                                                              2           *** (OPEN) ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2                                                                                                                                                                                                                                                                                                                                                    B           B           No       Yes       Final HUD1 NY    7/XX/2007    Purchase      Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                        *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 06/XX/2007. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
3631297384 XXX       XXX       XXX       2                                                                                                                                                                                                                                  2           *** (OPEN) ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information. - EV2                                                                                                                                                                                                                                                                                                                        B           B           Yes      Yes       Final HUD1 NJ    7/XX/2007    Purchase      Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                        *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2007 which is 0 months prior to consummation. A lookback was performed to determine this application date. - EV2
3133376702 XXX       XXX       XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV1                                                                                                                                                             2           *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2                                                                                                     *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the       B           B           Yes      Yes       Final HUD1 AL    6/XX/2009    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              amount of $XXX.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              COMMENT: 2021/XX/12: Under disclosure due to DSI payment stream
3854531575 XXX       XXX       XXX       3        3       *** (OPEN) Missing Document: Fraud Report not provided - EV3                                                                                                                                                      2           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower. - EV2                                                                                                                                                                                                                                                                                         B           B           Yes      No                   CA    11/XX/2017   Refinance     Primary     XXX        $XXX                  Temporary    Temporary
                                                          *** (CLEARED) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the                                                                                                                                 *** (CURED) TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Lender Inspection Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Sufficient or excess cure was provided to the borrower                                                                                                                                                                                                                                                                                                                         SHQM         SHQM
                                                          most recent FEMA disaster. - EV1                                                                                                                                                                                              at Closing. (75130) - EV1                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                   (GSE/Agency  (GSE/Agency
                                                          *** (CLEARED) Insufficient Coverage: Hazard insurance coverage amount is insufficient. - EV1                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              Eligible)    Eligible)
3686826605 XXX       XXX       XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV1                                                                                                                                                             2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2012 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2                                                                                                                                                                                                       B           B           No       Yes       Final HUD1 SC    6/XX/2012    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                        *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) South Carolina Home Loan (Complaint Agency Disclosure Not Provided): South Carolina Home Loan: Borrower not provided with a document specifying the agency designated to receive complaints or inquiries about the origination and making of the loan. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) South Carolina Home Loan (Impermissible Prepayment Penalty): South Carolina Home Loan: Prepayment penalty prohibited on loan amount less than 225,000.00. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) South Carolina Prepayment Penalty: South Carolina Prepayment Penalty: A prepayment penalty is not permissible on a loan in the amount less than $XXX.  Prepay language states prepay will not exceed maximum permitted by applicable law. - EV2
3626456839 XXX       XXX       XXX       2                                                                                                                                                                                                                                  2           *** (OPEN) (Doc Error) TIL Error: Final TIL not signed by all required parties - EV2                                                                                                                                                                                                                  *** (OPEN) (Doc Error) TIL Error: Final TIL not signed by all required parties                                                                                                    B           B           Yes      Yes       Final HUD1 CA    3/XX/2008    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                        *** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2                                                                                                                                                                             COMMENT: 2022/XX/04: TIL appears to be final but not signed nor initialed by borrower.
                                                                                                                                                                                                                                                                                        *** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2                                                                                                                                           *** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
                                                                                                                                                                                                                                                                                        *** (OPEN) Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements. - EV2                                                                                                                             COMMENT: 2022/XX/04: TIL in file indicated to be final, expected funding date same as disbursement and/or note date but is not signed or dated by borrower so cannot confirm that borrower received.
3798109919 XXX       XXX       XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                     2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 07/XX/2007 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                                                                 B           B           No       No        HELOC      FL    7/XX/2007    Refinance     Primary     XXX        $XXX
                                                          *** (OPEN) Missing Document: Missing Final 1003 - EV1                                                                                                                                                                         *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                                                                                                             Agreement
                                                                                                                                                                                                                                                                                        *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 07/XX/2007, prior to three (3) business days from transaction date of 07/XX/2007. - EV2
3376769650 XXX       XXX       XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                     2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 03/XX/2007 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                                                                 B           B           No       No        HELOC      AZ    3/XX/2007    Refinance     UTD         XXX        $XXX
                                                          *** (OPEN) Missing Document: Missing Final 1003 - EV1                                                                                                                                                                         *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                                                                                                             Agreement
                                                                                                                                                                                                                                                                                        *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2
3609158460 XXX       XXX       XXX       2                                                                                                                                                                                                                                  2           *** (OPEN) (Doc Error) TIL Error: Final TIL not signed by all required parties - EV2                                                                                                                                                                                                                  *** (OPEN) (Doc Error) TIL Error: Final TIL not signed by all required parties                                                                                                    B           B           Yes      Yes       Final HUD1 IL    7/XX/2006    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                        *** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2                                                                                                                                                                             COMMENT: 2021/XX/30: TIL appears to be final but not signed nor initialed by borrower.
                                                                                                                                                                                                                                                                                        *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2                                                                                                     *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the
                                                                                                                                                                                                                                                                                        *** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2                                                                                                                                           amount of $XXX.
                                                                                                                                                                                                                                                                                        *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2                                                                                                                                                                                 COMMENT: 2021/XX/30: Unable to determine under disclosure due to missing itemization of amount financed.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              *** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              COMMENT: 2021/XX/30: TIL in file indicated to be final, expected funding date same as disbursement and/or note date but is not signed or dated by borrower so cannot confirm that borrower received.
3281434868 XXX       XXX       XXX       2                                                                                                                                                                                                                                  2           *** (OPEN) ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information. - EV2                                                                                                                                                                                                                                                                                                                        B           B           No       Yes       Final HUD1 FL    1/XX/2005    Purchase      Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                        *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV1
2915214501 XXX       XXX       XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                     2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 10/XX/2002 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                                                                 B           B           No       No        HELOC      FL    10/XX/2002   Refinance     UTD         XXX        $XXX
                                                          *** (OPEN) Missing Document: Missing Final 1003 - EV1                                                                                                                                                                         *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                                                                                                             Agreement
                                                                                                                                                                                                                                                                                        *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2
3062022224 XXX       XXX       XXX       3                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                     3           *** (OPEN) Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. HELOC Fee Agreement also not in file or does not disclose fees, any applicable Federal, State or Local compliance                                                                                                                                                                                          D           D           No       No        Missing    VA    8/XX/2002    Refinance     UTD         XXX        $XXX
                                                          *** (OPEN) Missing Document: Missing Final 1003 - EV1                                                                                                                                                                         testing impacted by points and fees is unreliable. - EV3
                                                                                                                                                                                                                                                                                        *** (OPEN) (Missing Data) Missing Information to Determine Origination Channel: Unable to determine the origination channel based on the loan documents provided for review. The compliance review was performed with using the equivalent evaluation that would be considered for an Origination
                                                                                                                                                                                                                                                                                        Channel of Retail. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 08/XX/2002 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2002 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2
3102480101 XXX       XXX       XXX       3                *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following                                                                                                                     3           *** (OPEN) Missing Document: Note - Subject Lien not provided - EV3                                                                                                                                                                                                                                                                                                                                                                                                                     D           D           Yes      Yes       Final HUD1 GA    8/XX/2012    Refinance     Primary     XXX        $XXX
                                                          clauses: - EV2                                                                                                                                                                                                                *** (OPEN) (Doc Error) GFE Error: There is no evidence that the interest rate was locked prior to closing - EV2
                                                          *** (OPEN) Missing Document: Missing Final 1003 - EV1                                                                                                                                                                         *** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) SAFE Act - NMLS Info Not in File: Secure and Fair Enforcement for Mortgage Licensing Act: NMLSR information not present on loan application. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) TIL-MDIA 3-day Waiting Period - Corrected TIL for APR Inaccuracy Received Less than 3 Business Days from Consummation: Truth in Lending Act (Early TIL Disclosure):  Corrected TIL for APR inaccuracy was not received by the borrower at least three (3) business days prior to closing.
                                                                                                                                                                                                                                                                                        - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 08/XX/2012, prior to three (3) business days from transaction date of 08/XX/2012. - EV2
2924090541 XXX       XXX       XXX       2                                                                                                                                                                                                                                  2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2                                                                                                                                                                                                       B           B           Yes      Yes       Final HUD1 TX    12/XX/2003   Purchase      Primary     XXX        $XXX
3683599067 XXX       XXX       XXX       2                *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following                                                                                                                     2           *** (OPEN) Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates. - EV2                                                                                                                                                                                                                                                                                                                                                     B           B           Yes      Yes       Final HUD1 FL    4/XX/2007    Refinance     Primary     XXX        $XXX
                                                          clauses: - EV2                                                                                                                                                                                                                *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                          *** (OPEN) Missing Document: Missing Final 1003 - EV1                                                                                                                                                                         *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 04/XX/2007, prior to three (3) business days from transaction date of 04/XX/2007. - EV2
3237008069 XXX       XXX       XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV1                                                                                                                                                             2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2                                                                                                                                                                                                       B           B           Yes      Yes       Final HUD1 TN    6/XX/2006    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                        *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Tennessee Prepayment Penalty Test: Tennessee Prepayment Penalty: Loan contains prepayment penalty which is not disclosed on the Note in bold language separated from other language by bold dividing lines. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 06/XX/2006, prior to three (3) business days from transaction date of 06/XX/2006. - EV2
3131370524 XXX       XXX       XXX       1                                                                                                                                                                                                                                  1                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                   A           A           No       Yes       Final HUD1 VA    11/XX/2006   Purchase      Primary     XXX        $XXX
3724932785 XXX       XXX       XXX       1                                                                                                                                                                                                                                  1                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                   A           A           No       Yes       Final HUD1 LA    8/XX/2007    Purchase      Primary     XXX        $XXX
3150779081 XXX       XXX       XXX       1                                                                                                                                                                                                                                  1                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                   A           A           Yes      Yes       Final HUD1 MA    7/XX/2004    Refinance     Primary     XXX        $XXX
3008161966 XXX       XXX       XXX       2                                                                                                                                                                                                                                  2           *** (OPEN) ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM. - EV2                                                                                                                                                                                                                                                  B           B           No       Yes       Final HUD1 TN    8/XX/2001    Purchase      Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                        *** (OPEN) CHARM Booklet Disclosure Prior to Closing Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2001 which is 0 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Tennessee Prepayment Penalty Test: Tennessee Prepayment Penalty: Loan contains prepayment penalty which is not disclosed on the Note in bold language separated from other language by bold dividing lines. - EV2
2956496673 XXX       XXX       XXX       2                                                                                                                                                                                                                                  2           *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2                                                                                                     *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the       B           B           No       Yes       Final HUD1 RI    8/XX/2003    Purchase      Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              amount of $XXX.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              COMMENT: 2022/XX/04: TIL itemization did not disclose an attorney fee of $XXX or a courier fee of $XXX as prepaid finance charges.
2865010096 XXX       XXX       XXX       3        3       *** (OPEN) AUS/Guideline Findings: All conditions were not met - EV3                              *** (OPEN) AUS/Guideline Findings: All conditions were not met                                                  3           *** (OPEN) (State HPML Provision) Massachusetts Higher-Priced Mortgage Loan (Loan Exceeds HPML Thresholds and failed One or More Federal HPML Provisions Making Loan a Non-Compliant MA HPML - Refer to Federal HPML Exceptions for more details): Massachusetts Higher-Priced Mortgage Loan: Federal *** (OPEN) (State HPML Provision) Massachusetts Higher-Priced Mortgage Loan (Loan Exceeds HPML Thresholds and failed One or More Federal HPML Provisions Making Loan a Non-       C           C           Yes      No                   MA    5/XX/2018    Purchase      Primary     XXX        $XXX                  Non QM       ATR Fail
                                                          *** (OPEN) Available for Closing is insufficient to cover Cash From Borrower. - EV3               COMMENT: 2020/XX/17: Approval was missing from the file for review.                                                         HPML Not Compliant. Refer to failed messages for Federal HPML for more details. - EV3                                                                                                                                                                                                                 Compliant MA HPML - Refer to Federal HPML Exceptions for more details): Massachusetts Higher-Priced Mortgage Loan: Federal HPML Not Compliant. Refer to failed messages for
                                                          *** (OPEN) Credit Exception: - EV3                                                                *** (OPEN) Credit Exception:                                                                                                *** (OPEN) Check Loan Designation Match - ATR: Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Fail. - EV3                                                                                                             Federal HPML for more details.
                                                          *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                     COMMENT: 2020/XX/17: Page 3 of 7 of the Note.  States the lifetime rate will never be greater than 11.875 or                *** (OPEN) General Ability To Repay - Missing Investor Guideline Qualifying Total Debt Ratio: Unable to complete ATR testing due to missing investor guideline qualifying total debt ratio. - EV3                                                                                                     COMMENT: 2020/XX/17: Federal HPML Not Compliant. Refer to failed messages for Federal HPML for more details.
                                                          *** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3                           less than the margin.  Per the Note the margin is 3.99%, page 4 of the Final CD states the minimum rate will                *** (OPEN) General Ability To Repay Provision Credit History: Ability to Repay (Dodd-Frank 2014): Unable to verify debt obligations using reasonably reliable third-party records. - EV3                                                                                                              *** (OPEN) Check Loan Designation Match - ATR: Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR
                                                          *** (OPEN) Insufficient Coverage: Hazard insurance coverage amount is insufficient. - EV3         6.875%.  So either the Note or the CD needs to be changed so these match.  This can throw off the min. payment              *** (OPEN) General Ability To Repay Provision Employment - W-2: Ability to Repay (Dodd-Frank 2014): Unable to verify current Wages/W-2 employment status using reasonably reliable third-party records. (XXX XXX/Wages) - EV3                                                                         Fail.
                                                          *** (OPEN) Missing Document: Approval not provided - EV3                                          on page 1 of the CD after the first rate change date.                                                                       *** (OPEN) General Ability To Repay Provision Employment - W-2: Ability to Repay (Dodd-Frank 2014): Unable to verify current Wages/W-2 employment status using reasonably reliable third-party records. (XXX XXX/Wages) - EV3                                                                         COMMENT: 2020/XX/17: No income docs  in file
                                                          *** (OPEN) Missing Document: Credit Report not provided - EV3                                                                                                                                                                 *** (OPEN) General Ability To Repay Provision Income and Assets - No Income Provided: Ability to Repay (Dodd-Frank 2014): No income or assets converted to a monthly amount was provided to demonstrate ability to repay. - EV3                                                                       *** (OPEN) General Ability To Repay - Missing Investor Guideline Qualifying Total Debt Ratio: Unable to complete ATR testing due to missing investor guideline qualifying total
                                                          *** (OPEN) Missing Document: Hazard Insurance Policy not provided - EV3                                                                                                                                                       *** (OPEN) General Ability To Repay Provision Income and Assets - Wages: Ability to Repay (Dodd-Frank 2014):  Unable to verity income due to, missing  W-2, Paystub, LES, ETS or WVOE. (XXX XXX/Wages) - EV3                                                                                          debt ratio.
                                                          *** (OPEN) Missing Document: Tax Certificate not provided - EV3                                                                                                                                                               *** (OPEN) General Ability To Repay Provision Income and Assets - Wages: Ability to Repay (Dodd-Frank 2014):  Unable to verity income due to, missing  W-2, Paystub, LES, ETS or WVOE. (XXX XXX/Wages) - EV3                                                                                          COMMENT: 2020/XX/17: Unable to complete ATR testing due to missing investor guideline qualifying total debt ratio.
                                                          *** (OPEN) Employment Error: Employment company not provided.: Borrower: XXX // Employment Type:                                                                                                                              *** (OPEN) General Ability To Repay Provision Investor Guidelines Not Provided: Ability to Repay (Dodd-Frank 2014): Unable to determine ability to repay due to missing guidelines. Loan characteristics are DTI: %, LTV/CLTV: 70.00000%/70.00000%, Credit Score: , Occupancy: Primary, Purpose:      *** (OPEN) General Ability To Repay Provision Credit History: Ability to Repay (Dodd-Frank 2014): Unable to verify debt obligations using reasonably reliable third-party
                                                          Employment / Income Type: Wages / Start Date: <empty>, Borrower: XXX // Employment Type:                                                                                                                                      Purchase, - EV3                                                                                                                                                                                                                                                                                       records.
                                                          Employment / Income Type: Wages / Start Date: <empty> - EV2                                                                                                                                                                   *** (OPEN) Income Data was not provided: Income Source and Qualifying Monthly Income Amount are required. (XXX XXX/Wages) - EV3                                                                                                                                                                       COMMENT: 2020/XX/17: Origination credit report not provided.
                                                          *** (OPEN) Employment Error: Employment job title not provided.: Borrower: XXX // Employment                                                                                                                                  *** (OPEN) Income Data was not provided: Income Source and Qualifying Monthly Income Amount are required. (XXX XXX/Wages) - EV3                                                                                                                                                                       *** (OPEN) General Ability To Repay Provision Employment - W-2: Ability to Repay (Dodd-Frank 2014): Unable to verify current Wages/W-2 employment status using reasonably
                                                          Type: Employment / Income Type: Wages / Start Date: <empty>, Borrower: XXX // Employment Type:                                                                                                                                *** (OPEN) Massachusetts HPML Threshold Test Non-Compliant: Massachusetts Higher-Priced Mortgage Loan: APR on subject loan of 7.11920% or Final Disclosure APR of 7.16400% is in excess of allowable threshold of APOR 4.35% + 1.5%, or 5.85000% Non-Compliant Higher Priced Loan. - EV3              reliable third-party records. (XXX XXX/Wages)
                                                          Employment / Income Type: Wages / Start Date: <empty> - EV2                                                                                                                                                                   *** (OPEN) (Fed HPML Provision) Federal Higher-Priced Mortgage Loan (Timing of Appraisal to Consumer): TILA HPML Appraisal Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/03/XX/2018) - EV2      COMMENT: 2020/XX/17: No employment or income documentation was provided.
                                                          *** (OPEN) Employment Error: Employment start date not provided.: Borrower: XXX // Employment                                                                                                                                 *** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing. - EV2                                                                  *** (OPEN) General Ability To Repay Provision Employment - W-2: Ability to Repay (Dodd-Frank 2014): Unable to verify current Wages/W-2 employment status using reasonably
                                                          Type: Employment / Income Type: Wages / Start Date: <empty>, Borrower: XXX // Employment Type:                                                                                                                                *** (OPEN) ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2                                                                                                                                                                  reliable third-party records. (XXX XXX/Wages)
                                                          Employment / Income Type: Wages / Start Date: <empty> - EV2                                                                                                                                                                   *** (OPEN) ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/03/XX/2018) - EV2               COMMENT: 2020/XX/17: No employment or income documentation was provided.
                                                          *** (OPEN) Employment Error: Employment years in field not provided.: Borrower: XXX // Employment                                                                                                                             *** (OPEN) ECOA Appraisal Disclosure - ECOA Status: ECOA - File does not evidence the consumer was provided with the right to receive a copy of the Appraisal Disclosure. - EV2                                                                                                                       *** (OPEN) General Ability To Repay Provision Income and Assets - No Income Provided: Ability to Repay (Dodd-Frank 2014): No income or assets converted to a monthly amount was
                                                          Type: Employment / Income Type: Wages / Start Date: <empty> - EV2                                                                                                                                                             *** (OPEN) Federal HPML 2014 Non Compliant: Federal Higher-Priced Mortgage Loan: APR on subject loan of 7.11920% or Final Disclosure APR of 7.16400% is in excess of allowable threshold of APOR 4.35% + 1.5%, or 5.85000%.  Non-Compliant Higher Priced Mortgage Loan. - EV2                         provided to demonstrate ability to repay.
                                                          *** (OPEN) Missing Document: Flood Certificate not provided - EV1                                                                                                                                                             *** (OPEN) Massachusetts Mortgage Lender and Broker Regulation (Ability to Repay not Verified): Massachusetts Mortgage Lender and Broker Regulation:  File does not contain evidence that analysis of borrower's ability to repay was performed based on verified income, obligations, assets, and/or COMMENT: 2020/XX/17: No employment or income documentation was provided.
                                                          *** (OPEN) Missing Document: Missing Final 1003 - EV1                                                                                                                                                                         employment using PITI payment based on fully indexed rate and fully amortizing payment, if applicable - EV2                                                                                                                                                                                           *** (OPEN) General Ability To Repay Provision Income and Assets - Wages: Ability to Repay (Dodd-Frank 2014):  Unable to verity income due to, missing  W-2, Paystub, LES, ETS or
                                                                                                                                                                                                                                                                                        *** (OPEN) Massachusetts Mortgage Lender and Broker Regulation (Funds Not Disbursed per Agreement): Massachusetts Mortgage Lender and Broker Regulations: Lender failed to disburse funds in accordance with the commitment or agreement with the borrower. - EV2                                     WVOE. (XXX XXX/Wages)
                                                                                                                                                                                                                                                                                        *** (OPEN) Possible Federal Loan Originator Compensation - LO Comp Disclosure Not Provided: Unable to determine from evidence in the loan file if compensation was based on a term of the transaction.: Loan Originator Compensation (Dodd-Frank 2014) - Loan Originator Compensation disclosure not  COMMENT: 2020/XX/17: No employment or income documentation was provided.
                                                                                                                                                                                                                                                                                        provided: Unable to determine from evidence in the loan file if compensation was based on a term of the transaction. - EV2                                                                                                                                                                            *** (OPEN) General Ability To Repay Provision Income and Assets - Wages: Ability to Repay (Dodd-Frank 2014):  Unable to verity income due to, missing  W-2, Paystub, LES, ETS or
                                                                                                                                                                                                                                                                                        *** (OPEN) RESPA -  Initial Escrow Account Statement Missing: RESPA: Initial escrow account statement was not provided to the borrower. - EV2                                                                                                                                                         WVOE. (XXX XXX/Wages)
                                                                                                                                                                                                                                                                                        *** (OPEN) RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List of Homeownership Counseling Organizations to borrower. - EV2                                                                             COMMENT: 2020/XX/17: No employment or income documentation was provided.
                                                                                                                                                                                                                                                                                        *** (OPEN) TIL HPML Appraisal Disclosure - HPML Status: HPML - File does not evidence the consumer was provided with the right to receive a copy of the Appraisal Disclosure. - EV2                                                                                                                   *** (OPEN) General Ability To Repay Provision Investor Guidelines Not Provided: Ability to Repay (Dodd-Frank 2014): Unable to determine ability to repay due to missing
                                                                                                                                                                                                                                                                                        *** (OPEN) TILA-RESPA Integrated Disclosure: application date on or after 10/XX/2015, no Loan Estimates in the Loan File: TILA-RESPA Integrated Disclosure: Loan Estimate not provided within loan images to evidence delivery to the Borrower(s).  The earliest Closing Disclosure provided in the   guidelines. Loan characteristics are DTI: %, LTV/CLTV: 70.00000%/70.00000%, Credit Score: , Occupancy: Primary, Purpose: Purchase,
                                                                                                                                                                                                                                                                                        loan file was used as the estimated baseline for Tolerance Testing.  Depending on the actual values on the initial Loan Estimate, a fee tolerance cure of up to $XXX may be required. - EV2                                                                                                           COMMENT: 2020/XX/17: No employment or income documentation was provided.
                                                                                                                                                                                                                                                                                        *** (OPEN) TRID Final Closing Disclosure Negative Amortization: TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on 05/XX/2018 incorrectly disclosed whether the loan contains Negative Amortization. (Final/05/XX/2018) - EV2                                  *** (OPEN) Income Data was not provided: Income Source and Qualifying Monthly Income Amount are required. (XXX XXX/Wages)
                                                                                                                                                                                                                                                                                        *** (OPEN) TRID Final Closing Disclosure No Seller Paid Fees Primary Residence First Lien: TRID Final Closing Disclosure 05/XX/2018 on a first lien purchase transaction did not disclose any Seller paid fees/charges on page 2. (Points and Fees testing limited to Borrower paid fees.)            COMMENT: 2020/XX/17: No employment or income documentation was provided.
                                                                                                                                                                                                                                                                                        (Final/05/XX/2018) - EV2                                                                                                                                                                                                                                                                              *** (OPEN) Income Data was not provided: Income Source and Qualifying Monthly Income Amount are required. (XXX XXX/Wages)
                                                                                                                                                                                                                                                                                        *** (OPEN) TRID Final Closing Disclosure Partial Payments: TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on 05/XX/2018 incorrectly disclosed whether the loan allows for Partial Payments. (Final/05/XX/2018) - EV2                                          COMMENT: 2020/XX/17: No employment or income documentation was provided.
                                                                                                                                                                                                                                                                                        *** (OPEN) TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (Final/05/XX/2018) - EV2                                                                        *** (OPEN) Massachusetts HPML Threshold Test Non-Compliant: Massachusetts Higher-Priced Mortgage Loan: APR on subject loan of 7.11920% or Final Disclosure APR of 7.16400% is in excess of allowable threshold of APOR 4.35% + 1.5%, or 5.85000% Non-Compliant Higher Priced Loan.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              COMMENT: 2020/XX/17: APR on subject loan of 7.12050% or Final Disclosure APR of 7.16400% is in excess of allowable threshold of APOR 4.35% + 1.5%, or 5.85000% Non-Compliant
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              Higher Priced Loan.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              *** (OPEN) (Fed HPML Provision) Federal Higher-Priced Mortgage Loan (Timing of Appraisal to Consumer): TILA HPML Appraisal Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/03/XX/2018)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              COMMENT: 2020/XX/17: Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              *** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              Date used to determine rate used for testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              COMMENT: 2020/XX/17: Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              *** (OPEN) ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              COMMENT: 2020/XX/17: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              *** (OPEN) ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/03/XX/2018)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              COMMENT: 2020/XX/17: Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              *** (OPEN) ECOA Appraisal Disclosure - ECOA Status: ECOA - File does not evidence the consumer was provided with the right to receive a copy of the Appraisal Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              COMMENT: 2020/XX/17: ECOA - File does not evidence the consumer was provided with the right to receive a copy of the Appraisal Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              *** (OPEN) Federal HPML 2014 Non Compliant: Federal Higher-Priced Mortgage Loan: APR on subject loan of 7.11920% or Final Disclosure APR of 7.16400% is in excess of allowable threshold of APOR 4.35% + 1.5%, or 5.85000%.  Non-Compliant Higher Priced Mortgage Loan.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              COMMENT: 2020/XX/17: APR on subject loan of 7.12050% or Final Disclosure APR of 7.16400% is in excess of allowable threshold of APOR 4.35% + 1.5%, or 5.85000%. Non-Compliant
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              Higher Priced Mortgage Loan.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              *** (OPEN) Massachusetts Mortgage Lender and Broker Regulation (Ability to Repay not Verified): Massachusetts Mortgage Lender and Broker Regulation:  File does not contain evidence that analysis of borrower's ability to repay was performed based on verified income, obligations, assets, and/or employment using PITI payment based on fully indexed rate and fully amortizing payment, if applicable
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              COMMENT: 2020/XX/17: File does not contain evidence that analysis of borrower's ability to repay was performed based on verified income, obligations, assets, and/or employment using PITI payment based on fully indexed rate and fully amortizing payment, if applicable
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              *** (OPEN) Massachusetts Mortgage Lender and Broker Regulation (Funds Not Disbursed per Agreement): Massachusetts Mortgage Lender and Broker Regulations: Lender failed to disburse funds in accordance with the commitment or agreement with the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              COMMENT: 2020/XX/17: Lender failed to disburse funds in accordance with the commitment or agreement with the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              *** (OPEN) Possible Federal Loan Originator Compensation - LO Comp Disclosure Not Provided: Unable to determine from evidence in the loan file if compensation was based on a term of the transaction.: Loan Originator Compensation (Dodd-Frank 2014) - Loan Originator Compensation disclosure not provided: Unable to determine from evidence in the loan file if compensation was based on a term of the transaction.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              COMMENT: 2020/XX/17: Loan Originator Compensation disclosure not provided: Unable to determine from evidence in the loan file if compensation was based on a term of the transaction.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              *** (OPEN) RESPA -  Initial Escrow Account Statement Missing: RESPA: Initial escrow account statement was not provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              COMMENT: 2020/XX/17: Initial escrow account statement was not provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              *** (OPEN) RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List of Homeownership
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              Counseling Organizations to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              COMMENT: 2020/XX/17: Creditor did not provide List of Homeownership Counseling Organizations to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              *** (OPEN) TIL HPML Appraisal Disclosure - HPML Status: HPML - File does not evidence the consumer was provided with the right to receive a copy of the Appraisal Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              COMMENT: 2020/XX/17: File does not evidence the consumer was provided with the right to receive a copy of the Appraisal Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              *** (OPEN) TILA-RESPA Integrated Disclosure: application date on or after 10/3/2015, no Loan Estimates in the Loan File: TILA-RESPA Integrated Disclosure: Loan Estimate not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              provided within loan images to evidence delivery to the Borrower(s).  The earliest Closing Disclosure provided in the loan file was used as the estimated baseline for Tolerance
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              Testing.  Depending on the actual values on the initial Loan Estimate, a fee tolerance cure of up to $12,460.88 may be required.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              COMMENT: 2020/XX/17: Loan Estimate not provided within loan images to evidence delivery to the Borrower(s). The earliest Closing Disclosure provided in the loan file was used as the estimated baseline for Tolerance Testing. Depending on the actual values on the initial Loan Estimate, a fee tolerance cure of up to $12,460.88 may be required.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              *** (OPEN) TRID Final Closing Disclosure Negative Amortization: TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on 05/XX/2018 incorrectly disclosed whether the loan contains Negative Amortization. (Final/05/XX/2018)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              COMMENT: 2020/XX/17: Final Closing Disclosure provided on 05/XX/2018 incorrectly disclosed whether the loan contains Negative Amortization.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              *** (OPEN) TRID Final Closing Disclosure No Seller Paid Fees Primary Residence First Lien: TRID Final Closing Disclosure 05/XX/2018 on a first lien purchase transaction did not disclose any Seller paid fees/charges on page 2. (Points and Fees testing limited to Borrower paid fees.) (Final/05/XX/2018)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              COMMENT: 2020/XX/17: TRID Final Closing Disclosure 05/XX/2018 on a first lien purchase transaction did not disclose any Seller paid fees/charges on page 2. (Points and Fees testing limited to Borrower paid fees.) (Final/05/XX/2018)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              *** (OPEN) TRID Final Closing Disclosure Partial Payments: TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on 05/XX/2018 incorrectly disclosed whether the loan allows for Partial Payments. (Final/05/XX/2018)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              COMMENT: 2020/XX/17: Final Closing Disclosure provided on 05/XX/2018 incorrectly disclosed whether the loan allows for Partial Payments. (Final/05/XX/2018)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              *** (OPEN) TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (Final/05/XX/2018)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              COMMENT: 2020/XX/17: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (Final/05/XX/2018)
3296298264 XXX       XXX       XXX       1                *** (OPEN) Missing Document: Missing Final 1003 - EV1                                                                                                                                                             1                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                   A           A           Yes      Yes       Final HUD1 LA    7/XX/1999    Refinance     Primary     XXX        $XXX
3580150009 XXX       XXX       XXX       2                                                                                                                                                                                                                                  2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2004 which is 0 months prior to consummation. A lookback was performed to determine this application date.  The final date used for                                                                                                                                                                                    B           B           Yes      Yes       Final HUD1 MA    12/XX/2004   Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                        testing was 12/XX/2004. - EV2
2932273186 XXX       XXX       XXX       2                                                                                                                                                                                                                                  2           *** (OPEN) South Carolina Home Loan (Complaint Agency Disclosure Not Provided): South Carolina Home Loan: Borrower not provided with a document specifying the agency designated to receive complaints or inquiries about the origination and making of the loan. - EV2                                                                                                                                                                                                                 B           B           Yes      Yes       Final HUD1 SC    11/XX/2006   Purchase      Primary     XXX        $XXX
3406661523 XXX       XXX       XXX       2                                                                                                                                                                                                                                  2           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2                                                                                                                                                                                               B           B           Yes      Yes       Final HUD1 VA    1/XX/2007    Refinance     Primary     XXX        $XXX
2953515571 XXX       XXX       XXX       3                                                                                                                                                                                                                                  3           *** (OPEN) Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1:  HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing. - EV3                                                                                                                                                                                                                                                                          D           D           Yes      Yes       HUD1, not  IL    6/XX/2007    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           signed or
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           stamped
3402428014 XXX       XXX       XXX       3                *** (OPEN) Missing Document: Appraisal not provided - EV3                                                                                                                                                         3           *** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3                                                                                                                                                                                                                                                                          D           D           Yes      No        Missing    WI    2/XX/2008    Refinance     Primary     XXX        $XXX
                                                          *** (OPEN) Missing Document: Credit Report not provided - EV3                                                                                                                                                                 *** (OPEN) (Doc Error) Initial GFE not provided - EV2
                                                          *** (OPEN) Missing Document: Missing Final 1003 - EV1                                                                                                                                                                         *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 02/XX/2008 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2008 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
3139956142 XXX       XXX       XXX       1                                                                                                                                                                                                                                  1                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                   A           A           Yes      Yes       Final HUD1 MO    4/XX/2003    Refinance     Primary     XXX        $XXX
3573141471 XXX       XXX       XXX       1                *** (OPEN) Missing Document: Missing Final 1003 - EV1                                                                                                                                                             1                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                   A           A           Yes      Yes       Final HUD1 TX    3/XX/2003    Purchase      Primary     XXX        $XXX
3690120984 XXX       XXX       XXX       3                *** (OPEN) Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report                                                                                                                    3           *** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3                                                                                                                                                                                                                                                                          D           D           Yes      No        Missing    NC    12/XX/2001   Refinance     Primary     XXX        $XXX
                                                          Date: 12/XX/2001 - EV3                                                                                                                                                                                                        *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 12/XX/2001 used as disbursement date for compliance testing. - EV2
                                                          *** (OPEN) Missing Document: Missing Final 1003 - EV1                                                                                                                                                                         *** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2001 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
3637450234 XXX       XXX       XXX       2                                                                                                                                                                                                                                  2           *** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2                                                                                                                                                                                                                                                                           B           B           Yes      Yes       Final HUD1 RI    9/XX/2001    Refinance     Primary     XXX        $XXX
3490538335 XXX       XXX       XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV1                                                                                                                                                             2           *** (OPEN) (Doc Error) Initial GFE not provided - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                   B           B           No       Yes       Final HUD1 MI    11/XX/2003   Purchase      Primary     XXX        $XXX
                                                          *** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV1                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
2790595726 XXX       XXX       XXX       3                *** (OPEN) Missing Document: Appraisal not provided - EV3                                                                                                                                                         3           *** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3                                                                                                                                                                                                                                                                          D           D           No       No        Missing    VA    7/XX/2005    Purchase      UTD         XXX        $XXX
                                                          *** (OPEN) Missing Document: Credit Report not provided - EV3                                                                                                                                                                 *** (OPEN) (Doc Error) Initial GFE not provided - EV2
                                                          *** (OPEN) Missing Document: Missing Final 1003 - EV1                                                                                                                                                                         *** (OPEN) (Missing Data) Missing Information to Determine Origination Channel: Unable to determine the origination channel based on the loan documents provided for review. The compliance review was performed with using the equivalent evaluation that would be considered for an Origination
                                                                                                                                                                                                                                                                                        Channel of Retail. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 07/XX/2005 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2005 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2
3465983710 XXX       XXX       XXX       3                *** (OPEN) Missing Document: Appraisal not provided - EV3                                                                                                                                                         3           *** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3                                                                                                                                                                                                                                                                          D           D           Yes      No        Missing    IN    2/XX/2001    UTD           Primary     XXX        $XXX
                                                          *** (OPEN) Missing Document: Missing Final 1003 - EV1                                                                                                                                                                         *** (OPEN) (Doc Error) Initial GFE not provided - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 02/XX/2001 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2001 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
3562948555 XXX       XXX       XXX       2                *** (OPEN) Missing Document: FHA Mortgage Insurance Certificate not provided - EV3                *** (OPEN) Missing Document: FHA Mortgage Insurance Certificate not provided                                    2           *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2                                                                                                     *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the       B           B           Yes      Yes       Final HUD1 OH    1/XX/2009    Refinance     Primary     XXX        $XXX
                                                          *** (OPEN) Missing Document: Missing Final 1003 - EV1                                             COMMENT: 2021/XX/12: High Cost testing complete - Premium and terms documented in file                                      *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2                     amount of $XXX.
                                                                                                                                                                                                                                                                                        *** (OPEN) Ohio Consumer Sales Practices Act (Acknowledgement of Receipt of Home Mortgage Loan Information Document Not Retained by Lender): Unable to test borrower acknowledgment receipt due to missing information. - EV2                                                                         COMMENT: 2021/XX/12: TIL itemization did not disclose a closing protection letter fee of $XXX as prepaid finance charges. The additional under disclosure of $XXX is due to the
                                                                                                                                                                                                                                                                                        *** (OPEN) Ohio Consumer Sales Practices Act (Closing Disclosure Not Provided): Ohio Consumer Sales Practices Act:  Consumer did not receive the required Closing Disclosure. - EV2                                                                                                                   payment not relfecting the note terms and interest collection method.
                                                                                                                                                                                                                                                                                        *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
3275482013 XXX       XXX       XXX       1                                                                                                                                                                                                                                  1                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                   A           A           No       Yes       Final HUD1 IL    8/XX/2006    Purchase      Primary     XXX        $XXX
3549420731 XXX       XXX       XXX       1                *** (OPEN) Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report                                                                                                                    1                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                   A           A           No       Yes       Final HUD1 VA    5/XX/2012    Refinance     Investment  XXX        $XXX
                                                          Date: 05/XX/2012 - EV3
3054645649 XXX       XXX       XXX       2                                                                                                                                                                                                                                  2           *** (OPEN) RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges. - EV2                                                                                                                                                                                                                                           B           B           No       Yes       Final HUD1 OR    7/XX/2010    Purchase      Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                        *** (OPEN) RESPA (2010) -  Loan Term on Final GFE Inaccurate: RESPA (2010): Loan Term on Final GFE does not match Note. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: RESPA: Initial GFE not provided to Borrower(s) within three (3) business days of Application Date. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement. - EV2
3712144744 XXX       XXX       XXX       2                                                                                                                                                                                                                                  2           *** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2                                                                                                                                                                             *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the       B           B           Yes      Yes       Final HUD1 NC    12/XX/2004   Purchase      Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                        *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2                                                                                                     amount of $XXX.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              COMMENT: 2019/XX/20: TIL itemization did not disclose courier  fees totaling $XXX as prepaid finance charges.
3085845931 XXX       XXX       XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV1                                                                                                                                                             2           *** (OPEN) (Doc Error) Initial GFE not provided - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                   B           B           No       Yes       Final HUD1 TX    8/XX/2001    Purchase      Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                        *** (OPEN) ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2001 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
3816570797 XXX       XXX       XXX       2                                                                                                                                                                                                                                  2           *** (OPEN) ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information. - EV2                                                                                                                                                                                                                                                                                                                        B           B           No       Yes       Final HUD1 FL    10/XX/2003   Purchase      Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                        *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
2933676697 XXX       XXX       XXX       2                *** (OPEN) Valuation Error: APN Number not provided.: Valuation Type: Appraisal / Valuation                                                                                                                       2           *** (OPEN) (Doc Error) TIL Error: Borrower signature not dated. - EV2                                                                                                                                                                                                                                                                                                                                                                                                                   B           B           Yes      Yes       Final HUD1 NY    6/XX/2004    Refinance     Primary     XXX        $XXX
                                                          Report Date: 06/XX/2004 - EV2                                                                                                                                                                                                 *** (OPEN) (Doc Error) TIL Error: Final TIL not signed by all required parties - EV2
                                                          *** (OPEN) Missing Document: Missing Final 1003 - EV1                                                                                                                                                                         *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 06/XX/2004 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 06/XX/2004, prior to three (3) business days from transaction date of 06/XX/2004. - EV2
2906582591 XXX       XXX       XXX       2                                                                                                                                                                                                                                  2           *** (OPEN) (Doc Error) TIL Error: Final TIL not signed by all required parties - EV2                                                                                                                                                                                                                  *** (OPEN) (Doc Error) TIL Error: Final TIL not signed by all required parties                                                                                                    B           B           No       Yes       Final HUD1 WA    9/XX/2007    Purchase      Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                        *** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2                                                                                                                                                                             COMMENT: 2020/XX/16: TIL appears to be final but not signed nor initialed by borrower.
                                                                                                                                                                                                                                                                                        *** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2                                                                                                                                           *** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              COMMENT: 2020/XX/17: TIL in file indicated to be final, expected funding same as disbursement and/or note date but is not signed or dated by borrower so cannot confirm borrower received.
3631242024 XXX       XXX       XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV1                                                                                                                                                             2           *** (OPEN) ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM. - EV2                                                                                                                                                                                                                                                  B           B           Yes      Yes       Final HUD1 AZ    7/XX/2007    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                        *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
2936773284 XXX       XXX       XXX       3                *** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3                                                                                                                                           3           *** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3                                                                                                                                                                                                                                                                          D           D           Yes      No        Missing    NC    10/XX/2002   Refinance     UTD         XXX        $XXX
                                                          *** (OPEN) Missing Document: Missing Final 1003 - EV1                                                                                                                                                                         *** (OPEN) (Doc Error) Initial GFE not provided - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 10/XX/2002 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2002 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2
3481116609 XXX       XXX       XXX       3                *** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3                                                                                                                                           3           *** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3                                                                                                                                                                                                                                                                          D           D           Yes      No        Missing    TX    9/XX/1999    Refinance     UTD         XXX        $XXX
                                                          *** (OPEN) Missing Document: Missing Final 1003 - EV1                                                                                                                                                                         *** (OPEN) Texas Equity Unable To Determine: Unable to Determine Texas 50(a)(6) Information Missing Test - (Unable to determine if subject lien is a TX 50(a)(6) loan due to missing information)- File is missing the HUD or Final CD. Unable to determine if borrower received any incidental cash out at closing that would make the loan subject to TX50(a)(6). - EV3
                                                                                                                                                                                                                                                                                        *** (OPEN) (Doc Error) Initial GFE not provided - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 09/XX/1999 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/1999 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2
3055235561 XXX       XXX       XXX       2                                                                                                                                                                                                                                  2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for                                                                                                                                                                                    B           B           Yes      Yes       Final HUD1 CA    8/XX/2002    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                        testing was 06/XX/2002. - EV2
2874502526 XXX       XXX       XXX       2                *** (OPEN) Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report                                                                                                                    2           *** (OPEN) Initial Loan Application Status Test: No evidence of application date located in file.  Compliance tests were run using an application date of 1/XX/2006 which is 1 month(s) prior to consummation.  A 7 month lookback was used to determine this application date. - EV2                                                                                                                                                                                                   B           B           Yes      Yes       Final HUD1 FL    2/XX/2006    Refinance     Primary     XXX        $XXX
                                                          Date: 01/XX/2006 - EV3
                                                          *** (OPEN) Missing Document: Missing Final 1003 - EV1
3723447204 XXX       XXX       XXX       2                                                                                                                                                                                                                                  2           *** (OPEN) Idaho Residential Mortgage Practices Act (Rate Lock Agreement Not Provided): Idaho Residential Mortgage Practices Act: Rate Lock-In/Float Disclosure not provided to borrower. - EV2                                                                                                                                                                                                                                                                                         B           B           Yes      Yes       Final HUD1 ID    1/XX/2008    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                        *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
3300959380 XXX       XXX       XXX       2                                                                                                                                                                                                                                  2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2001 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2                                                                                                                                                                                                       B           B           No       Yes       Final HUD1 MI    7/XX/2001    Purchase      Primary     XXX        $XXX
3827212191 XXX       XXX       XXX       2                *** (OPEN) Missing Document: Credit Report not provided - EV3                                                                                                                                                     2           *** (OPEN) (Doc Error) Initial GFE not provided - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                   B           B           Yes      Yes       Final HUD1 NC    9/XX/2007    Purchase      Primary     XXX        $XXX
                                                          *** (OPEN) Missing Document: Missing Final 1003 - EV1                                                                                                                                                                         *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                          *** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV1
3724456600 XXX       XXX       XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV1                                                                                                                                                             2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 09/XX/2007 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                                                                 B           B           Yes      Yes       Final HUD1 NY    9/XX/2007    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                        *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 09/XX/2007, prior to three (3) business days from transaction date of 09/XX/2007. - EV2
3494138463 XXX       XXX       XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV1                                                                                                                                                             2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2                                                                                                                                                                                                       B           B           Yes      Yes       Final HUD1 IL    8/XX/2006    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                        *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 08/XX/2006, prior to three (3) business days from transaction date of 08/XX/2006. - EV2
2841313514 XXX       XXX       XXX       2                                                                                                                                                                                                                                  2           *** (OPEN) (Doc Error) Initial GFE not provided - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                   B           B           Yes      Yes       Final HUD1 NH    5/XX/2006    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                        *** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
2986951578 XXX       XXX       XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV1                                                                                                                                                             2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2                                                                                                                                                                                                       B           B           No       Yes       Final HUD1 CT    2/XX/2007    Refinance     Investment  XXX        $XXX
3051955986 XXX       XXX       XXX       3                                                                                                                                                                                                                                  3           *** (OPEN) Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1:  HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing. - EV3                                                                                                                                                                                                                                                                          D           D           Yes      Yes       HUD1, not  PA    4/XX/2005    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           signed or
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           stamped
3650622292 XXX       XXX       XXX       2                                                                                                                                                                                                                                  2           *** (OPEN) (Doc Error) Initial GFE not provided - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                   B           B           Yes      Yes       Final HUD1 AL    11/XX/2006   Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                        *** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
3602374798 XXX       XXX       XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV1                                                                                                                                                             2           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                                                                  B           B           Yes      Yes       Final HUD1 PA    11/XX/2006   Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                        *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 05/XX/2006. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
3252766408 XXX       XXX       XXX       1                *** (OPEN) Missing Document: Missing Final 1003 - EV1                                                                                                                                                             1           *** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV1                                                                                                                                                                                                                                                                                     B           B           Yes      Yes       Final HUD1 TX    1/XX/2007    Purchase      Primary     XXX        $XXX
3190911259 XXX       XXX       XXX       2                                                                                                                                                                                                                                  2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2                                                                                                                                                                                                       B           B           Yes      Yes       Final HUD1 NY    7/XX/2005    Purchase      Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                        *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
3066861709 XXX       XXX       XXX       2                                                                                                                                                                                                                                  2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2                                                                                                                                                                                                       B           B           No       Yes       Final HUD1 AZ    9/XX/2007    Refinance     Investment  XXX        $XXX
3687694499 XXX       XXX       XXX       1                                                                                                                                                                                                                                  1                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                   A           A           No       Yes       Final HUD1 OH    5/XX/2002    Purchase      Primary     XXX        $XXX
3031671452 XXX       XXX       XXX       2                                                                                                                                                                                                                                  2           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2                                                                                                                                                                                               B           B           Yes      Yes       Final HUD1 FL    2/XX/2007    Refinance     Primary     XXX        $XXX
3736645372 XXX       XXX       XXX       3                                                                                                                                                                                                                                  3           *** (OPEN) Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1:  HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing. - EV3                                                                                                                                                                                                                                                                          D           D           Yes      Yes       HUD1, not  IL    5/XX/2006    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           signed or
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           stamped
3416697998 XXX       XXX       XXX       2                                                                                                                                                                                                                                  2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2                                                                                                                                                                                                       B           B           No       Yes       Final HUD1 FL    11/XX/2004   Purchase      Primary     XXX        $XXX
2995162373 XXX       XXX       XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV1                                                                                                                                                             2           *** (OPEN) Note Error: Note late charge percentage exceeds maximum per state - EV2                                                                                                                                                                                                                    *** (OPEN) Note Error: Note late charge percentage exceeds maximum per state                                                                                                      B           B           Yes      Yes       Final HUD1 TX    12/XX/2006   Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              COMMENT: 2017/XX/28: TX max is 5%; Note is 6%
3015040070 XXX       XXX       XXX       2                                                                                                                                                                                                                                  2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2                                                                                                                                                                                                       B           B           No       Yes       Final HUD1 IN    4/XX/2002    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                        *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
3852657322 XXX       XXX       XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV1                                                                                                                                                             2           *** (OPEN) (Doc Error) TIL Error: Borrower signature not dated. - EV2                                                                                                                                                                                                                                                                                                                                                                                                                   B           B           Yes      Yes       Final HUD1 CA    2/XX/2005    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                        *** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi (Circuit 2, 5, 7, 8, 9, 10 or DC): Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. (H-8 Form was used and property is in the 2 nd, 5 th, 7 th, 8 th, 9 th,
                                                                                                                                                                                                                                                                                        10 th, or District of Columbia) - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2005 which is 0 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements. - EV2
3117457112 XXX       XXX       XXX       2                                                                                                                                                                                                                                  2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2                                                                                                                                                                                                       B           B           Yes      Yes       Final HUD1 CA    5/XX/2005    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                        *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
3389330593 XXX       XXX       XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV1                                                                                                                                                             2           *** (OPEN) (Doc Error) TIL Error: Borrower signature not dated. - EV2                                                                                                                                                                                                                                                                                                                                                                                                                   B           B           Yes      Yes       Final HUD1 GA    8/XX/2005    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                        *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 06/XX/2005. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements. - EV2
2922732945 XXX       XXX       XXX       2                                                                                                                                                                                                                                  2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2009 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2                                                                                                                                                                                                       B           B           Yes      Yes       Final HUD1 KS    3/XX/2009    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                        *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
3263830828 XXX       XXX       XXX       2                                                                                                                                                                                                                                  2           *** (OPEN) South Carolina Home Loan (Complaint Agency Disclosure Not Provided): South Carolina Home Loan: Borrower not provided with a document specifying the agency designated to receive complaints or inquiries about the origination and making of the loan. - EV2                                                                                                                                                                                                                 B           B           Yes      Yes       Final HUD1 SC    1/XX/2008    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                        *** (OPEN) South Carolina Home Loan (No Tangible Net Benefit): South Carolina Home Loan: Mortgage loan refinanced within 42 months of previous loan without a tangible net benefit to borrower. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV1
3010436478 XXX       XXX       XXX       2                                                                                                                                                                                                                                  2           *** (OPEN) ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2                                                                                                                                                                  *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the       B           B           Yes      Yes       Final HUD1 MA    9/XX/2003    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                        *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2                                                                                                     amount of $XXX.
                                                                                                                                                                                                                                                                                        *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2                     COMMENT: 2022/XX/18: It appears the lender used a lower index then was available in lookback.
2780331165 XXX       XXX       XXX       2                                                                                                                                                                                                                                  2           *** (OPEN) (Doc Error) GFE Error: There is no evidence that the interest rate was locked prior to closing - EV2                                                                                                                                                                                                                                                                                                                                                                         B           B           Yes      Yes       Final HUD1 NY    1/XX/2014    Purchase      Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                        *** (OPEN) 2011 TIL-MDIA Rate-Payment Summary Table - Maximum Ever Interest Rate Inaccurate: Truth in Lending Act (MDIA 2011):  The "Maximum Ever" interest rate on the Final TIL does not match the maximum interest rate that may apply during the life of the loan. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) 2011 TIL-MDIA Rate-Payment Summary Table - Maximum Ever P&I Payment Inaccurate: Truth in Lending Act (MDIA 2011):  The "Maximum Ever"  P&I payment on the Final TIL does not match the maximum principal and interest payment that may apply during the life of the loan. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) 2011 TIL-MDIA Rate-Payment Summary Table - Maximum Ever Total Payment (PITI) Inaccurate: Truth in Lending Act (MDIA 2011):  The "Maximum Ever" total payment amount (PITI) on the Final TIL does not match the maximum total payment on the loan during the life of the loan. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) RESPA (2010) - Written Service Provider List Missing: RESPA (2010):  Borrower not provided with list of service providers. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement to applicant within three (3) business days of application. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) SAFE Act - Individual LO not licensed at time of application: Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator not NMLS licensed or registered at time of application. - EV2
3321019280 XXX       XXX       XXX       3        3       *** (OPEN) Asset documentation requirements not met. - EV3                                        *** (OPEN) Asset documentation requirements not met.                                                            3           *** (OPEN) General Ability To Repay - Missing Investor Guideline Qualifying Total Debt Ratio: Unable to complete ATR testing due to missing investor guideline qualifying total debt ratio. - EV3                                                                                                     *** (OPEN) General Ability To Repay Provision Investor Guidelines Not Provided: Ability to Repay (Dodd-Frank 2014): Unable to determine ability to repay due to missing           C           C           No       Yes       Final HUD1 NY    4/XX/2015    Purchase      Second Home XXX        $XXX                  UTD          ATR Risk
                                                          *** (OPEN) AUS/Guideline Findings: All conditions were not met - EV3                              COMMENT: 2022/XX/24: EMD not sourced.                                                                                       *** (OPEN) General Ability To Repay Provision Investor Guidelines Not Provided: Ability to Repay (Dodd-Frank 2014): Unable to determine ability to repay due to missing guidelines. Loan characteristics are DTI: 25.87361%, LTV/CLTV: 70.00000%/70.00000%, Credit Score: 739, Occupancy: Second      guidelines. Loan characteristics are DTI: 25.87361%, LTV/CLTV: 70.00000%/70.00000%, Credit Score: 739, Occupancy: Second Home, Purpose: Purchase,
                                                          *** (OPEN) Income Docs Missing:: Borrower: XXX - EV3                                              *** (OPEN) AUS/Guideline Findings: All conditions were not met                                                              Home, Purpose: Purchase, - EV3                                                                                                                                                                                                                                                                        COMMENT: 2022/XX/18: Unable to determine ability to repay due to missing guidelines.
                                                          *** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most   COMMENT: 2022/XX/18: Unable to determine ability to repay due to missing guidelines.                                        *** (OPEN) Income Method of Calculation: Qualified Mortgage (Dodd-Frank 2014): The Method used to calculate the qualifying monthly income is not supported by the earnings history/trend. (XXX XXX/S-Corp) - EV3                                                                                      *** (OPEN) Income Method of Calculation: Qualified Mortgage (Dodd-Frank 2014): The Method used to calculate the qualifying monthly income is not supported by the earnings
                                                          recent FEMA disaster. - EV1                                                                       *** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA                 *** (OPEN) S-Corp Income Documentation Test: Qualified Mortgage (Dodd-Frank 2014): Self-employed income documentation not sufficient (S-Corp). (XXX XXX/S-Corp) - EV3                                                                                                                                 history/trend. (XXX XXX/S-Corp)
                                                                                                                                                            disaster.                                                                                                                   *** (OPEN) Unknown Loan Designation Test: Ability to Repay / Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation not provided. Loan tested as Non-QM.  Due Diligence Loan Designation is ATR Risk. - EV3                                                                                COMMENT: 2022/XX/18: Missing tax returns .
                                                                                                                                                            COMMENT: 2022/XX/18: The most recent valuation inspection is dated prior to the most recent FEMA disaster.                  *** (OPEN) (Doc Error) GFE Error: Rate lock period not provided.: GFE Date: 02/XX/2015 - EV2                                                                                                                                                                                                          *** (OPEN) (Doc Error) GFE Error: Rate lock period not provided.
                                                                                                                                                                                                                                                                                        *** (OPEN) (Doc Error) GFE Error: Rate lock period not provided. - EV2                                                                                                                                                                                                                                COMMENT: 2022/XX/18: Rate is locked but GFE states that the Rate lock period is to be determined.
                                                                                                                                                                                                                                                                                        *** (OPEN) 2011 TIL-MDIA - Interest Rate Inaccurate: Truth in Lending Act (MDIA 2011): Interest rate on the Final TIL does not match interest rate for the loan. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) 2011 TIL-MDIA - Introductory Escrow Payment Inaccurate: Truth in Lending Act (MDIA 2011):  The amount of taxes and insurance, including any mortgage insurance, on the Final TIL does not match the amount of taxes and insurance, including any mortgage insurance, for the loan. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) 2011 TIL-MDIA Rate-Payment Summary Table - Introductory Total Payment (PITI) Inaccurate: Truth in Lending Act (MDIA 2011):  Total payment amount (PITI) on the Final TIL does not match the total payment amount for the loan. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) 2011 TIL-MDIA Rate-Payment Summary Table - Maximum Ever Escrow Amount Inaccurate : Truth in Lending Act (MDIA 2011):  The "Maximum Ever" amount of taxes and insurance, including any mortgage insurance, on the Final TIL does not match the maximum escrow payment that may apply during the life of the loan. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) 2011 TIL-MDIA Rate-Payment Summary Table - Maximum Ever Total Payment (PITI) Inaccurate: Truth in Lending Act (MDIA 2011):  The "Maximum Ever" total payment amount (PITI) on the Final TIL does not match the maximum total payment on the loan during the life of the loan. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) 2011 TIL-MDIA Rate-Payment Summary Table - Maximum In First 5 Years Taxes and Insurance Inaccurate: Truth in Lending Act (MDIA 2011):  The "Maximum First Five Years" amount of taxes and insurance, including any mortgage insurance, on the Final TIL does not match the maximum escrow payment on the loan during the first five (5) years of the loan. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) 2011 TIL-MDIA Rate-Payment Summary Table - Maximum In First 5 Years Total Payment (PITI) Inaccurate: Truth in Lending Act (MDIA 2011):  The "Maximum First Five Years" total payment amount (PITI) on the Final TIL does not match the maximum total payment on the loan during the first five (5) years for the loan. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/03/XX/2015) - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Not Provided Timely: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide "Right to Receive a Copy" appraisal disclosure to applicant within three (3) business days of application or determination of first lien status. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) RESPA (2010) -  First Change Date on GFE Inaccurate: Unable to determine if the Final GFE First Change Date matches the first change date on the loan due to missing information. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) RESPA (2010) -  Interest Rate on GFE Inaccurate: RESPA (2010): Interest Rate on GFE does not match Note. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) RESPA (2010) -  Maximum interest rate on GFE Inaccurate: RESPA (2010): Maximum interest rate on GFE does not match loan's maximum interest rate. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) RESPA (2010) - Written Service Provider List Not Provided Timely: RESPA (2010) - Borrower did not receive a list of service providers at the time the Good Faith Estimate was provided. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: RESPA: Initial GFE not provided to Borrower(s) within three (3) business days of Application Date. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) TILA NMLSR - Individual Originator License Status Not Approved: Truth in Lending Act (NMLSR Dodd- Frank 2014): Individual Loan Originator not in approved license status to conduct loan origination activities. - EV2
2899991456 XXX       XXX       XXX       3        3       *** (OPEN) AUS/Guideline Findings: All conditions were not met - EV3                              *** (OPEN) AUS/Guideline Findings: All conditions were not met                                                  3           *** (OPEN) General Ability To Repay - Missing Investor Guideline Qualifying Total Debt Ratio: Unable to complete ATR testing due to missing investor guideline qualifying total debt ratio. - EV3                                                                                                     *** (OPEN) General Ability To Repay Provision Investor Guidelines Not Provided: Ability to Repay (Dodd-Frank 2014): Unable to determine ability to repay due to missing           C           C           Yes      Yes       Final HUD1 NY    6/XX/2015    Refinance     Primary     XXX        $XXX                  UTD          ATR Risk
                                                                                                                                                            COMMENT: 2022/XX/18: File is missing the lender's guidelines, unable to determine if all other conditions were              *** (OPEN) General Ability To Repay Provision Investor Guidelines Not Provided: Ability to Repay (Dodd-Frank 2014): Unable to determine ability to repay due to missing guidelines. Loan characteristics are DTI: 47.42682%, LTV/CLTV: 52.45283%/52.45283%, Credit Score: 770, Occupancy: Primary,    guidelines. Loan characteristics are DTI: 47.42682%, LTV/CLTV: 52.45283%/52.45283%, Credit Score: 770, Occupancy: Primary, Purpose: Refinance, Rate/Term
                                                                                                                                                            met.                                                                                                                        Purpose: Refinance, Rate/Term - EV3                                                                                                                                                                                                                                                                   COMMENT: 2022/XX/18: Unable to determine ability to repay due to missing guidelines.
                                                                                                                                                                                                                                                                                        *** (OPEN) Partnership Income Documentation Test: Qualified Mortgage (Dodd-Frank 2014): Self-employed income documentation not sufficient (Partnership). (XXX XXX/Partnership) - EV3                                                                                                                  *** (OPEN) QM DTI: Qualified Mortgage (Dodd-Frank 2014): Total Debt to Income Ratio exceeds 43% and the images do not provide evidence loan is eligible for purchase, guarantee
                                                                                                                                                                                                                                                                                        *** (OPEN) Partnership Income Documentation Test: Qualified Mortgage (Dodd-Frank 2014): Self-employed income documentation not sufficient (Partnership). (XXX XXX/Partnership) - EV3                                                                                                                  or insurance by the appropriate agency.
                                                                                                                                                                                                                                                                                        *** (OPEN) QM DTI: Qualified Mortgage (Dodd-Frank 2014): Total Debt to Income Ratio exceeds 43% and the images do not provide evidence loan is eligible for purchase, guarantee or insurance by the appropriate agency. - EV3                                                                         COMMENT: 2022/XX/18: Unable to determine max DTI due to missing guidelines
                                                                                                                                                                                                                                                                                        *** (OPEN) Unknown Loan Designation Test: Ability to Repay / Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation not provided. Loan tested as Non-QM.  Due Diligence Loan Designation is ATR Risk. - EV3
                                                                                                                                                                                                                                                                                        *** (OPEN) (Doc Error) GFE Error: Changed Circumstance not provided.: GFE Date: 04/XX/2015 - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) (Doc Error) GFE Error: Changed Circumstance not provided.: GFE Date: 02/XX/2015, GFE Date: 02/XX/2015, GFE Date: 03/XX/2015, GFE Date: 03/XX/2015, GFE Date: 05/XX/2015 - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) 2011 TIL-MDIA Rate-Payment Summary Table - Maximum Ever Interest Rate Inaccurate: Truth in Lending Act (MDIA 2011):  The "Maximum Ever" interest rate on the Final TIL does not match the maximum interest rate that may apply during the life of the loan. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) 2011 TIL-MDIA Rate-Payment Summary Table - Maximum Ever P&I Payment Inaccurate: Truth in Lending Act (MDIA 2011):  The "Maximum Ever"  P&I payment on the Final TIL does not match the maximum principal and interest payment that may apply during the life of the loan. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) 2011 TIL-MDIA Rate-Payment Summary Table - Maximum Ever Total Payment (PITI) Inaccurate: Truth in Lending Act (MDIA 2011):  The "Maximum Ever" total payment amount (PITI) on the Final TIL does not match the maximum total payment on the loan during the life of the loan. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2
2904755713 XXX       XXX       XXX       3        3       *** (OPEN) Asset documentation requirements not met. - EV3                                        *** (OPEN) Asset documentation requirements not met.                                                            3           *** (OPEN) Check Loan Designation Match - ATR Risk: Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Risk. - EV3                                                                                                        *** (OPEN) Check Loan Designation Match - ATR Risk: Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of    C           C           Yes      Yes       Final HUD1 NY    5/XX/2015    Purchase      Primary     XXX        $XXX                  Non QM       ATR Risk
                                                          *** (OPEN) AUS/Guideline Findings: All conditions were not met - EV3                              COMMENT: 2022/XX/23: EMD not sourced.                                                                                       *** (OPEN) General Ability To Repay - Missing Investor Guideline Qualifying Total Debt Ratio: Unable to complete ATR testing due to missing investor guideline qualifying total debt ratio. - EV3                                                                                                     ATR Risk.
                                                          *** (OPEN) Missing Document: AUS not provided - EV3                                               *** (OPEN) AUS/Guideline Findings: All conditions were not met                                                              *** (OPEN) General Ability To Repay Provision Investor Guidelines Not Provided: Ability to Repay (Dodd-Frank 2014): Unable to determine ability to repay due to missing guidelines. Loan characteristics are DTI: 24.64593%, LTV/CLTV: 75.00000%/75.00000%, Credit Score: 690, Occupancy: Primary,    COMMENT: 2022/XX/12: Valid exception due to lack of accurate testing.  Water fall failure
                                                                                                                                                            COMMENT: 2022/XX/23: Guidelines not provided.                                                                               Purpose: Purchase, - EV3                                                                                                                                                                                                                                                                              *** (OPEN) General Ability To Repay Provision Investor Guidelines Not Provided: Ability to Repay (Dodd-Frank 2014): Unable to determine ability to repay due to missing
                                                                                                                                                                                                                                                                                        *** (OPEN) 2011 TIL-MDIA Rate-Payment Summary Table - First Adjustment Principal Payment Inaccurate: Truth in Lending Act (MDIA 2011): The "First Adjustment" principal payment on the Final TIL does not match the principal payment that may apply during the first rate adjustment of the loan. -  guidelines. Loan characteristics are DTI: 24.64593%, LTV/CLTV: 75.00000%/75.00000%, Credit Score: 690, Occupancy: Primary, Purpose: Purchase,
                                                                                                                                                                                                                                                                                        EV2                                                                                                                                                                                                                                                                                                   COMMENT: 2022/XX/12: Valid due to guidelines not filled and could not be determined
                                                                                                                                                                                                                                                                                        *** (OPEN) 2011 TIL-MDIA Rate-Payment Summary Table - Maximum Ever Principal Payment Inaccurate: Truth in Lending Act (MDIA 2011):  The "Maximum Ever"  principal payment on the Final TIL does not match the maximum principal payment that may apply during the life of the loan. - EV2             *** (OPEN) 2011 TIL-MDIA Rate-Payment Summary Table - First Adjustment Principal Payment Inaccurate: Truth in Lending Act (MDIA 2011): The "First Adjustment" principal payment
                                                                                                                                                                                                                                                                                        *** (OPEN) ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2                                                                                                                             on the Final TIL does not match the principal payment that may apply during the first rate adjustment of the loan.
                                                                                                                                                                                                                                                                                        *** (OPEN) ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/04/XX/2015) - EV2               COMMENT: 2022/XX/12: The ARM rider indicates a first payment change date of 6/XX/2015 reflecting the first change after the initial 7 year ARM period, however the TIL shows a
                                                                                                                                                                                                                                                                                        *** (OPEN) ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Not Provided Timely: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide "Right to Receive a Copy" appraisal disclosure to applicant within three (3) business days of application or determination of first   first payment change date of 6/XX/2022 reflecting the first change after the initial 10 year interest-only period
                                                                                                                                                                                                                                                                                        lien status. - EV2                                                                                                                                                                                                                                                                                    *** (OPEN) 2011 TIL-MDIA Rate-Payment Summary Table - Maximum Ever Principal Payment Inaccurate: Truth in Lending Act (MDIA 2011):  The "Maximum Ever"  principal payment on the
                                                                                                                                                                                                                                                                                        *** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2                                                                                                                                           Final TIL does not match the maximum principal payment that may apply during the life of the loan.
                                                                                                                                                                                                                                                                                        *** (OPEN) General Ability To Repay Provision Investor Qualification Method not Matching ATR: Ability to Repay (Dodd-Frank 2014): The Qualification Method used by the lender does not match the ATR payment calculation methods under 1026.43(c)(5). - EV2                                           COMMENT: 2022/XX/12: The ARM rider indicates a first payment change date of 6/XX/2015 reflecting the first change after the initial 7 year ARM period, however the TIL shows a
                                                                                                                                                                                                                                                                                        *** (OPEN) RESPA (2010) -  First Change Date on Final HUD-1 Inaccurate: RESPA (2010): First Change Date on Final HUD-1 does not match First Change Date on Note. - EV2                                                                                                                                first payment change date of 6/XX/2022 reflecting the first change after the initial 10 year interest-only period
                                                                                                                                                                                                                                                                                        *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2             *** (OPEN) RESPA (2010) -  First Change Date on Final HUD-1 Inaccurate: RESPA (2010): First Change Date on Final HUD-1 does not match First Change Date on Note.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              COMMENT: 2022/XX/12: The ARM rider indicates a first payment change date of 6/XX/2015 reflecting the first change after the initial 7 year ARM period, however the TIL shows a first payment change date of 6/XX/2022 reflecting the first change after the initial 10 year interest-only period"
3710300365 XXX       XXX       XXX       3        3       *** (OPEN) AUS/Guideline Findings: All conditions were not met - EV3                              *** (OPEN) AUS/Guideline Findings: All conditions were not met                                                  3           *** (OPEN) General Ability To Repay - Missing Investor Guideline Qualifying Total Debt Ratio: Unable to complete ATR testing due to missing investor guideline qualifying total debt ratio. - EV3                                                                                                     *** (OPEN) General Ability To Repay - Missing Investor Guideline Qualifying Total Debt Ratio: Unable to complete ATR testing due to missing investor guideline qualifying total   C           C           No       Yes       Final HUD1 CA    10/XX/2015   Purchase      Second Home XXX        $XXX                  UTD          ATR Risk
                                                          *** (OPEN) Missing Document: Fraud Report not provided - EV3                                      COMMENT: 2022/XX/18: Unable to determine all required conditions due to missing guidelines.                                 *** (OPEN) General Ability To Repay Provision Investor Guidelines Not Provided: Ability to Repay (Dodd-Frank 2014): Unable to determine ability to repay due to missing guidelines. Loan characteristics are DTI: 19.83404%, LTV/CLTV: 70.00000%/70.00000%, Credit Score: , Occupancy: Second Home,   debt ratio.
                                                          *** (OPEN) REO Documents are missing.: Address: XXX, - EV3                                        *** (OPEN) Credit Report Error: Liability Type  was not provided: Credit Report: Original // Liability Type:                Purpose: Purchase, - EV3                                                                                                                                                                                                                                                                              COMMENT: 2022/XX/18: Unable to determine Originator Loan Designation.  The loan was manually underwritten with no guidelines provided and is water falling to ATR/QM standard
                                                          *** (OPEN) Credit Report Error: Liability Type  was not provided: Credit Report: Original //      <empty> / Current Balance: $XXX / Line Limit: <empty>                                                                       *** (OPEN) Unknown Loan Designation Test: Ability to Repay / Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation not provided. Loan tested as Non-QM.  Due Diligence Loan Designation is ATR Risk. - EV3                                                                                documentation requirements.
                                                          Liability Type: <empty> / Current Balance: $XXX / Line Limit: <empty> - EV2                       COMMENT: 2022/XX/18: Verified data was captured on credit report.  DTI is not required used 1008 to review                  *** (OPEN) (Doc Error) GFE Error: Changed Circumstance not provided.: GFE Date: 08/XX/2015, GFE Date: 09/XX/2015 - EV2                                                                                                                                                                                *** (OPEN) General Ability To Repay Provision Investor Guidelines Not Provided: Ability to Repay (Dodd-Frank 2014): Unable to determine ability to repay due to missing
                                                          *** (OPEN) Missing Document: Credit Report - Post Close not provided - EV2                        manually underwritten file.  Please override this exception at end of  process.                                             *** (OPEN) ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/08/XX/2015) - EV2               guidelines. Loan characteristics are DTI: 19.83404%, LTV/CLTV: 70.00000%/70.00000%, Credit Score: , Occupancy: Second Home, Purpose: Purchase,
                                                          *** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most   *** (OPEN) Missing Document: Credit Report - Post Close not provided                                                        *** (OPEN) ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Not Provided Timely: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide "Right to Receive a Copy" appraisal disclosure to applicant within three (3) business days of application or determination of first   COMMENT: 2022/XX/18: Unable to determine Originator Loan Designation.  The loan was manually underwritten with no guidelines provided and is water falling to ATR/QM standard
                                                          recent FEMA disaster. - EV1                                                                       COMMENT: 2022/XX/18: Credit Report Post closing was missing in this file.                                                   lien status. - EV2                                                                                                                                                                                                                                                                                    documentation requirements.
                                                                                                                                                                                                                                                                                        *** (OPEN) RESPA (2010) -  Maximum interest rate on GFE Inaccurate: RESPA (2010): Maximum interest rate on GFE does not match loan's maximum interest rate. - EV2                                                                                                                                     *** (OPEN) Unknown Loan Designation Test: Ability to Repay / Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation not provided. Loan tested as Non-QM.  Due
                                                                                                                                                                                                                                                                                        *** (OPEN) RESPA (2010) - GFE column on HUD Comparison Chart Inaccurate: RESPA (2010) - GFE column on page 3 of Final HUD-1 does not match most recently disclosed GFE. - EV2                                                                                                                         Diligence Loan Designation is ATR Risk.
                                                                                                                                                                                                                                                                                        *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2             COMMENT: 2022/XX/18: Unable to determine Originator Loan Designation.  The loan was manually underwritten with no guidelines provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              *** (OPEN) (Doc Error) GFE Error: Changed Circumstance not provided.: GFE Date: 08/XX/2015, GFE Date: 09/XX/2015
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              COMMENT: 2022/XX/18: Changed Circumstance not provided for GFE dated 08/XX/2015 from GFE dated 08/XX/2015
2748119748 XXX       XXX       XXX       3        3       *** (OPEN) AUS/Guideline Findings: All conditions were not met - EV3                              *** (OPEN) AUS/Guideline Findings: All conditions were not met                                                  2           *** (OPEN) TRID Final Closing Disclosure Finance Charge: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on 03/XX/2016 disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan (fee amounts included in   *** (OPEN) TRID Final Closing Disclosure Finance Charge: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on 03/XX/2016 disclosed an       B           B           No       No                   CA    3/XX/2016    Purchase      Second Home XXX        $XXX                  Safe Harbor  Safe Harbor
                                                          *** (OPEN) Insufficient Coverage: Hazard insurance coverage amount is insufficient. - EV3         COMMENT: 2022/XX/25: File is missing AUS/guidelines                                                                         Finance Charge calculation are based on Closing Disclosure dated 03/XX/2016). (Final/03/XX/2016) - EV2                                                                                                                                                                                                inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan (fee amounts included in Finance Charge calculation are based on Closing                                                                                                                                               QM           QM
                                                          *** (OPEN) REO Documents are missing.: Address: XXX China, - EV3                                                                                                                                                              *** (OPEN) TRID Final Closing Disclosure Payment Max Amount: TILA-RESPA Integrated Disclosure - Loan Terms: Final Closing Disclosure provided on 03/XX/2016 with an increasing payment disclosed the maximum possible amount of principal and interest that does not match the actual maximum amount  Disclosure dated 03/XX/2016). (Final/03/XX/2016)
                                                          *** (OPEN) Verification(s) of employment is not within 10 business days of the Note.: Borrower:                                                                                                                               for the loan. (Final/03/XX/2016) - EV2                                                                                                                                                                                                                                                                COMMENT: 2022/XX/11: Finance Charge on page 5 that does not match the actual Finance Charge for the loan. Under disclosed by $XXX.
                                                          XXX // Employment Type: Employment / Income Type: Wages / Start Date: 01/XX/1994 - EV3                                                                                                                                        *** (OPEN) TRID Final Closing Disclosure Projected Principal And Interest Payment Max Payment Adjustable Rate: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on 03/XX/2016 disclosed a maximum periodic principal and interest payment for payment stream  *** (OPEN) TRID Final Closing Disclosure Payment Max Amount: TILA-RESPA Integrated Disclosure - Loan Terms: Final Closing Disclosure provided on 03/XX/2016 with an increasing
                                                          *** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most                                                                                                                               4 that does not match the actual maximum payment for the loan. (ProjSeq:4/1917921) - EV2                                                                                                                                                                                                              payment disclosed the maximum possible amount of principal and interest that does not match the actual maximum amount for the loan. (Final/03/XX/2016)
                                                          recent FEMA disaster. - EV1                                                                                                                                                                                                   *** (OPEN) TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (Initial/03/XX/2016) - EV2                                                                      COMMENT: 2022/XX/11: Violation was cured with PCCD, however the file is missing a letter to the borrower explaining the error and what changed.
                                                                                                                                                                                                                                                                                        *** (OPEN) TRID Revised Loan Estimate Timing Before Closing: TILA-RESPA Integrated Disclosure: Revised Loan Estimate provided on 03/XX/2016 not received by borrower at least four (4) business days prior to closing. (Interim/03/XX/2016) - EV2                                                     *** (OPEN) TRID Final Closing Disclosure Projected Principal And Interest Payment Max Payment Adjustable Rate: TILA-RESPA Integrated Disclosure - Projected Payments: Final
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              Closing Disclosure provided on 03/XX/2016 disclosed a maximum periodic principal and interest payment for payment stream 4 that does not match the actual maximum payment for the loan. (ProjSeq:4/1917921)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              COMMENT: 2022/XX/11: Violation was cured with PCCD, however the file is missing a letter to the borrower explaining the error and what changed.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              *** (OPEN) TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (Initial/03/XX/2016)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              COMMENT: 2022/XX/11: Initial Closing Disclosure issued 3/XX/16 was not provided at least 3 business days prior to the closing date of 3/XX/16.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              *** (OPEN) TRID Revised Loan Estimate Timing Before Closing: TILA-RESPA Integrated Disclosure: Revised Loan Estimate provided on 03/XX/2016 not received by borrower at least four (4) business days prior to closing. (Interim/03/XX/2016)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              COMMENT: 2022/XX/11: Loan Estimated issued 3/XX/16 was not provided at least 4 business days prior to the closing date of 3/XX/16.
3140021947 XXX       XXX       XXX       3        3       *** (OPEN) AUS/Guideline Findings: All conditions were not met - EV3                              *** (OPEN) AUS/Guideline Findings: All conditions were not met                                                  3           *** (OPEN) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM does not match Due Diligence Loan Designation of ATR Fail. - EV3                                                                                                    *** (OPEN) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM does not match Due Diligence Loan Designation   C           C           Yes      No                   NY    8/XX/2017    Purchase      Primary     XXX        $XXX                  Safe Harbor  ATR Fail
                                                          *** (OPEN) Available for Closing is insufficient to cover Cash From Borrower. - EV3               COMMENT: 2022/XX/11: The loan was manually underwritten and there are no guidelines to determine conditions.                *** (OPEN) General Ability To Repay - Missing Investor Guideline Qualifying Total Debt Ratio: Unable to complete ATR testing due to missing investor guideline qualifying total debt ratio. - EV3                                                                                                     of ATR Fail.                                                                                                                                                                                                                                                                                                          QM
                                                          *** (OPEN) Missing Document: Credit Report not provided - EV3                                                                                                                                                                 *** (OPEN) General Ability To Repay Provision Credit History: Ability to Repay (Dodd-Frank 2014): Unable to verify debt obligations using reasonably reliable third-party records. - EV3                                                                                                              COMMENT: 2022/XX/23: Guidelines not provided.
                                                          *** (OPEN) The verification of employment is required and was not found in file.: Borrower: XXX                                                                                                                               *** (OPEN) General Ability To Repay Provision Employment - W-2: Ability to Repay (Dodd-Frank 2014): Unable to verify current Wages/W-2 employment status using reasonably reliable third-party records. (XXX XXX/Wages) - EV3                                                                         *** (OPEN) General Ability To Repay - Missing Investor Guideline Qualifying Total Debt Ratio: Unable to complete ATR testing due to missing investor guideline qualifying total
                                                          // Employment Type: Employment / Income Type: Wages / Start Date: 04/XX/2014 - EV3                                                                                                                                            *** (OPEN) General Ability To Repay Provision Income and Assets - REO Schedule E Method Test: Ability to Repay (Dodd-Frank 2014): Unable to verify Real Estate Owned income (Schedule E Method).  File does not contain most recent year Tax Transcripts, signed and dated 1040's or Schedule E.      debt ratio.
                                                          *** (OPEN) Verification(s) of employment is not within 10 business days of the Note.: Borrower:                                                                                                                               (XXX/Schedule E) - EV3                                                                                                                                                                                                                                                                                COMMENT: 2022/XX/11: Missing guidelines;  loan is waterfalling to standard QM/ATR documentation requirements.
                                                          XXX // Employment Type: Employment / Income Type: Wages / Start Date: 04/XX/2014 - EV3                                                                                                                                        *** (OPEN) General Ability To Repay Provision Investor Guidelines Not Provided: Ability to Repay (Dodd-Frank 2014): Unable to determine ability to repay due to missing guidelines. Loan characteristics are DTI: 45.58470%, LTV/CLTV: 80.00000%/80.00000%, Credit Score: , Occupancy: Primary,       *** (OPEN) General Ability To Repay Provision Credit History: Ability to Repay (Dodd-Frank 2014): Unable to verify debt obligations using reasonably reliable third-party
                                                                                                                                                                                                                                                                                        Purpose: Purchase, - EV3                                                                                                                                                                                                                                                                              records.
                                                                                                                                                                                                                                                                                        *** (OPEN) QM DTI: Qualified Mortgage (Dodd-Frank 2014): Total Debt to Income Ratio exceeds 43% and the images do not provide evidence loan is eligible for purchase, guarantee or insurance by the appropriate agency. - EV3                                                                         COMMENT: 2022/XX/11: Missing guidelines;  loan is waterfalling to standard QM/ATR documentation requirements.
                                                                                                                                                                                                                                                                                        *** (OPEN) QM Required Credit Report Not Provided to Evidence Debts: Qualified Mortgage (Dodd-Frank 2014): The loan file does not contain a Credit report to evidence the consumers outstanding liabilities. (XXX/10404136) - EV3                                                                     *** (OPEN) General Ability To Repay Provision Employment - W-2: Ability to Repay (Dodd-Frank 2014): Unable to verify current Wages/W-2 employment status using reasonably
                                                                                                                                                                                                                                                                                        *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2             reliable third-party records. (XXX XXX/Wages)
                                                                                                                                                                                                                                                                                        *** (OPEN) RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule (Dodd-Frank 2014): List of Homeownership Counseling Organizations not provided to applicant within three (3) business days of application. -   COMMENT: 2022/XX/11: No VVOE provided.
                                                                                                                                                                                                                                                                                        EV2                                                                                                                                                                                                                                                                                                   *** (OPEN) General Ability To Repay Provision Income and Assets - REO Schedule E Method Test: Ability to Repay (Dodd-Frank 2014): Unable to verify Real Estate Owned income
                                                                                                                                                                                                                                                                                        *** (OPEN) TRID Final Closing Disclosure Payment Adjusts Every: TILA-RESPA Integrated Disclosure - Loan Terms: Final Closing Disclosure provided on 07/XX/2017 with an increasing payment disclosed the frequency of adjustments that does not match the actual adjustment period for the loan.       (Schedule E Method).  File does not contain most recent year Tax Transcripts, signed and dated 1040's or Schedule E. (XXX/Schedule E)
                                                                                                                                                                                                                                                                                        (Final/07/XX/2017) - EV2                                                                                                                                                                                                                                                                              COMMENT: 2022/XX/11: Missing guidelines;  loan is waterfalling to standard QM/ATR documentation requirements.
                                                                                                                                                                                                                                                                                        *** (OPEN) TRID Loan Estimate Timing: TILA-RESPA Integrated Disclosure: Loan Estimate not delivered or placed in the mail to Borrower(s) within three (3) business days of application. (Initial/05/XX/2017) - EV2                                                                                    *** (OPEN) General Ability To Repay Provision Investor Guidelines Not Provided: Ability to Repay (Dodd-Frank 2014): Unable to determine ability to repay due to missing
                                                                                                                                                                                                                                                                                        *** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Lenders Attorney Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7537) - EV2 guidelines. Loan characteristics are DTI: 45.58470%, LTV/CLTV: 80.00000%/80.00000%, Credit Score: , Occupancy: Primary, Purpose: Purchase,
                                                                                                                                                                                                                                                                                        *** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Re-Issue Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower.        COMMENT: 2022/XX/11: Missing guidelines;  loan is waterfalling to standard QM/ATR documentation requirements.
                                                                                                                                                                                                                                                                                        (75117) - EV2                                                                                                                                                                                                                                                                                         *** (OPEN) QM DTI: Qualified Mortgage (Dodd-Frank 2014): Total Debt to Income Ratio exceeds 43% and the images do not provide evidence loan is eligible for purchase, guarantee or insurance by the appropriate agency.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              COMMENT: 2022/XX/11: Missing guidelines;  loan is waterfalling to standard QM/ATR documentation requirements.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              *** (OPEN) RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule (Dodd-Frank 2014): List of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              Homeownership Counseling Organizations not provided to applicant within three (3) business days of application.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              COMMENT: 2022/XX/11: The list was provided on 05/XX/2017, the application date was on 02/XX/2017.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              *** (OPEN) TRID Final Closing Disclosure Payment Adjusts Every: TILA-RESPA Integrated Disclosure - Loan Terms: Final Closing Disclosure provided on 07/XX/2017 with an increasing payment disclosed the frequency of adjustments that does not match the actual adjustment period for the loan. (Final/07/XX/2017)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              COMMENT: 2022/XX/11: Final Closing Disclosure provided on 07/XX/2017 with an increasing payment disclosed the frequency of adjustments that does not match the actual adjustment period for the loan.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              *** (OPEN) TRID Loan Estimate Timing: TILA-RESPA Integrated Disclosure: Loan Estimate not delivered or placed in the mail to Borrower(s) within three (3) business days of application. (Initial/05/XX/2017)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              COMMENT: 2022/XX/11: The initial Loan Estimate was provided on 05/XX/2017, the application date was on 02/XX/2017.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              *** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Lenders Attorney
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7537)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              COMMENT: 2022/XX/11: Insufficient or no cure in loan file.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              *** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Re-
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              Issue Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (75117)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              COMMENT: 2022/XX/11: Insufficient or no cure in loan file.
3835788631 XXX       XXX       XXX       3        3       *** (OPEN) AUS/Guideline Findings: All conditions were not met - EV3                              *** (OPEN) AUS/Guideline Findings: All conditions were not met                                                  3           *** (OPEN) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM does not match Due Diligence Loan Designation of ATR Fail. - EV3                                                                                                    *** (OPEN) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM does not match Due Diligence Loan Designation   C           C           No       No                   FL    8/XX/2017    Purchase      Second Home XXX        $XXX                  Safe Harbor  ATR Fail
                                                          *** (OPEN) Income Docs Missing:: Borrower: XXX - EV3                                              COMMENT: 2022/XX/11: AUS conditions not provided for review                                                                 *** (OPEN) General Ability To Repay - Missing Investor Guideline Qualifying Total Debt Ratio: Unable to complete ATR testing due to missing investor guideline qualifying total debt ratio. - EV3                                                                                                     of ATR Fail.                                                                                                                                                                                                                                                                                                          QM
                                                          *** (OPEN) REO Documents are missing.: Address: XXX, - EV3                                        *** (OPEN) Income Docs Missing:: Borrower: XXX                                                                              *** (OPEN) General Ability To Repay Provision Credit History: Ability to Repay (Dodd-Frank 2014): Unable to verify debt obligations using reasonably reliable third-party records. - EV3                                                                                                              COMMENT: 2022/XX/25: Failure due to missing AUS/guidelines
                                                          *** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most   COMMENT: 2022/XX/25: Currency conversion chart is missing for all income calculations used at origination                   *** (OPEN) General Ability To Repay Provision Income and Assets - No Income Provided: Ability to Repay (Dodd-Frank 2014): No income or assets converted to a monthly amount was provided to demonstrate ability to repay. - EV3                                                                       *** (OPEN) General Ability To Repay Provision Credit History: Ability to Repay (Dodd-Frank 2014): Unable to verify debt obligations using reasonably reliable third-party
                                                          recent FEMA disaster. - EV1                                                                       *** (OPEN) REO Documents are missing.: Address: XXX,                                                                        *** (OPEN) General Ability To Repay Provision Income and Assets - Schedule C: Ability to Repay (Dodd-Frank 2014): Unable to verify Sole Proprietorship income using reasonably reliable third-party records. (XXX XXX/Schedule C) - EV3                                                               records.
                                                                                                                                                            COMMENT: 2022/XX/11: Missing HOA  and tax verification for borrower's primary residence.  HOA document needs to             *** (OPEN) General Ability To Repay Provision Investor Guidelines Not Provided: Ability to Repay (Dodd-Frank 2014): Unable to determine ability to repay due to missing guidelines. Loan characteristics are DTI: %, LTV/CLTV: 70.00000%/70.00000%, Credit Score: , Occupancy: Second Home, Purpose:  COMMENT: 2022/XX/11: Credit report was not included.
                                                                                                                                                            show the amount in US dollars.                                                                                              Purchase, - EV3                                                                                                                                                                                                                                                                                       *** (OPEN) General Ability To Repay Provision Income and Assets - No Income Provided: Ability to Repay (Dodd-Frank 2014): No income or assets converted to a monthly amount was
                                                                                                                                                            *** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA                 *** (OPEN) Income Data was not provided: Income Source and Qualifying Monthly Income Amount are required. (XXX XXX/Schedule C) - EV3                                                                                                                                                                  provided to demonstrate ability to repay.
                                                                                                                                                            disaster.                                                                                                                   *** (OPEN) No Income Provided: Qualified Mortgage (Dodd-Frank 2014):  No income was provided to demonstrate compliance with Appendix Q requirements. - EV3                                                                                                                                            COMMENT: 2022/XX/11: Guidelines with required data was not provided.
                                                                                                                                                            COMMENT: 2022/XX/11: Appraisal report not provided after the FEMA declared disaster of XXXX                                 *** (OPEN) QM DTI: Unable to determine compliance with QM Total Debt Ratio requirements due to missing QM Total Debt Ratio information. - EV3                                                                                                                                                         *** (OPEN) General Ability To Repay Provision Income and Assets - Schedule C: Ability to Repay (Dodd-Frank 2014): Unable to verify Sole Proprietorship income using reasonably
                                                                                                                                                                                                                                                                                        *** (OPEN) QM Required Credit Report Not Provided to Evidence Debts: Qualified Mortgage (Dodd-Frank 2014): The loan file does not contain a Credit report to evidence the consumers outstanding liabilities. (XXX/10404139) - EV3                                                                     reliable third-party records. (XXX XXX/Schedule C)
                                                                                                                                                                                                                                                                                        *** (OPEN) ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/07/XX/2017) - EV2               COMMENT: 2022/XX/11: Due to missing guidelines, unable to confirm income documents required.  Specifics of borrower's business in 2017 has not been verified.
                                                                                                                                                                                                                                                                                        *** (OPEN) TRID Lender Credit Tolerance Violation: TILA-RESPA Integrated Disclosure: Zero Percent Tolerance exceeded for Lender Credits. Final Lender Credit of $XXX  is less than amount of binding Lender Credit previously disclosed in the amount of -$XXX. (9300) - EV2                          *** (OPEN) General Ability To Repay Provision Investor Guidelines Not Provided: Ability to Repay (Dodd-Frank 2014): Unable to determine ability to repay due to missing
                                                                                                                                                                                                                                                                                        *** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Lender Inspection Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (75130) -   guidelines. Loan characteristics are DTI: %, LTV/CLTV: 70.00000%/70.00000%, Credit Score: , Occupancy: Second Home, Purpose: Purchase,
                                                                                                                                                                                                                                                                                        EV2                                                                                                                                                                                                                                                                                                   COMMENT: 2022/XX/11: Guidelines and an approval were not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              *** (OPEN) Income Data was not provided: Income Source and Qualifying Monthly Income Amount are required. (XXX XXX/Schedule C)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              COMMENT: 2022/XX/11: VVOE dated within 10 business days of note date is missing
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              *** (OPEN) QM DTI: Unable to determine compliance with QM Total Debt Ratio requirements due to missing QM Total Debt Ratio information.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              COMMENT: 2022/XX/11: Guidelines with required data was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              *** (OPEN) QM Required Credit Report Not Provided to Evidence Debts: Qualified Mortgage (Dodd-Frank 2014): The loan file does not contain a Credit report to evidence the consumers outstanding liabilities. (XXX/10404139)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              COMMENT: 2022/XX/11: Exception made for missing credit report
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              *** (OPEN) TRID Lender Credit Tolerance Violation: TILA-RESPA Integrated Disclosure: Zero Percent Tolerance exceeded for Lender Credits. Final Lender Credit of $XXX  is less than amount of binding Lender Credit previously disclosed in the amount of -$XXX. (9300)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              COMMENT: 2022/XX/11: Lender credits no longer appeared on the final closing disclosure
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              *** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Lender Inspection
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (75130)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              COMMENT: 2022/XX/11: No change of circumstance provided
3830987871 XXX       XXX       XXX       3        3       *** (OPEN) AUS/Guideline Findings: All conditions were not met - EV3                              *** (OPEN) AUS/Guideline Findings: All conditions were not met                                                  3           *** (OPEN) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM does not match Due Diligence Loan Designation of ATR Fail. - EV3                                                                                                    *** (OPEN) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM does not match Due Diligence Loan Designation   C           C           No       No                   CA    12/XX/2018   Purchase      Second Home XXX        $XXX                  Safe Harbor  ATR Fail
                                                          *** (OPEN) Income Docs Missing:: Borrower: XXX - EV3                                              COMMENT: 2022/XX/25: File is missing AUS/guidelines                                                                         *** (OPEN) General Ability To Repay - Missing Investor Guideline Qualifying Total Debt Ratio: Unable to complete ATR testing due to missing investor guideline qualifying total debt ratio. - EV3                                                                                                     of ATR Fail.                                                                                                                                                                                                                                                                                                          QM
                                                          *** (OPEN) Missing Document: Credit Report not provided - EV3                                     *** (OPEN) Missing Document: Source of Funds/Deposit not provided                                                           *** (OPEN) General Ability To Repay Provision Credit History: Ability to Repay (Dodd-Frank 2014): Unable to verify debt obligations using reasonably reliable third-party records. - EV3                                                                                                              COMMENT: 2022/XX/26: Failure due to missing AUS/guidelines.
                                                          *** (OPEN) Missing Document: Source of Funds/Deposit not provided - EV3                           COMMENT: 2022/XX/25: Core source of Gift Funds not provided in file.                                                        *** (OPEN) General Ability To Repay Provision Investor Guidelines Not Provided: Ability to Repay (Dodd-Frank 2014): Unable to determine ability to repay due to missing guidelines. Loan characteristics are DTI: 33.93527%, LTV/CLTV: 70.00000%/70.00000%, Credit Score: , Occupancy: Second Home,   *** (OPEN) General Ability To Repay Provision Credit History: Ability to Repay (Dodd-Frank 2014): Unable to verify debt obligations using reasonably reliable third-party
                                                          *** (OPEN) Missing Document: Tax Certificate not provided - EV3                                   *** (OPEN) REO Documents are missing.: Address: XXX,                                                                        Purpose: Purchase, - EV3                                                                                                                                                                                                                                                                              records.
                                                          *** (OPEN) REO Documents are missing.: Address: XXX, - EV3                                        COMMENT: 2022/XX/25: Primary residence core tax and insurance not provided in file.                                         *** (OPEN) QM Required Credit Report Not Provided to Evidence Debts: Qualified Mortgage (Dodd-Frank 2014): The loan file does not contain a Credit report to evidence the consumers outstanding liabilities. (XXX/10404170) - EV3                                                                     COMMENT: 2022/XX/25: Third party verification of borrower's debt obligation was not provided.
                                                          *** (OPEN) Verification(s) of employment is not within 10 business days of the Note.: Borrower:                                                                                                                               *** (OPEN) Alternate source used for application date - EV2                                                                                                                                                                                                                                           *** (OPEN) General Ability To Repay Provision Investor Guidelines Not Provided: Ability to Repay (Dodd-Frank 2014): Unable to determine ability to repay due to missing
                                                          XXX // Employment Type: Employment / Income Type: Wages / Start Date: 05/XX/1999 - EV3                                                                                                                                        *** (OPEN) ECOA Appraisal Disclosure - ECOA Status: ECOA - File does not evidence the consumer was provided with the right to receive a copy of the Appraisal Disclosure. - EV2                                                                                                                       guidelines. Loan characteristics are DTI: 33.93527%, LTV/CLTV: 70.00000%/70.00000%, Credit Score: , Occupancy: Second Home, Purpose: Purchase,
                                                          *** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most                                                                                                                               *** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2                                                                                                                                                                             COMMENT: 2022/XX/25: Failure due to missing AUS/guides and income/credit docs.
                                                          recent FEMA disaster. - EV1                                                                                                                                                                                                   *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2             *** (OPEN) ECOA Appraisal Disclosure - ECOA Status: ECOA - File does not evidence the consumer was provided with the right to receive a copy of the Appraisal Disclosure.
                                                          *** (OPEN) Missing Document: Missing Final 1003 - EV1                                                                                                                                                                         *** (OPEN) RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List of Homeownership Counseling Organizations to borrower. - EV2                                                                             COMMENT: 2022/XX/25: Right of receive appraisal Disclosure is missing from file.
                                                                                                                                                                                                                                                                                        *** (OPEN) TILA-RESPA Integrated Disclosure: application date on or after 10/XX/2015, no Loan Estimates in the Loan File: TILA-RESPA Integrated Disclosure: Loan Estimate not provided within loan images to evidence delivery to the Borrower(s).  The earliest Closing Disclosure provided in the   *** (OPEN) TILA-RESPA Integrated Disclosure: application date on or after 10/XX/2015, no Loan Estimates in the Loan File: TILA-RESPA Integrated Disclosure: Loan Estimate not
                                                                                                                                                                                                                                                                                        loan file was used as the estimated baseline for Tolerance Testing.  Depending on the actual values on the initial Loan Estimate, a fee tolerance cure of up to $XXX may be required. - EV2                                                                                                           provided within loan images to evidence delivery to the Borrower(s).  The earliest Closing Disclosure provided in the loan file was used as the estimated baseline for Tolerance
                                                                                                                                                                                                                                                                                        *** (OPEN) TRID Final Closing Disclosure Total Property Costs Year 1 - October 2018 Test: TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Estimated Property Costs over Year 1 of $XXX on Final Closing Disclosure provided on 11/XX/2018 not accurate. (Final/11/XX/2018) - EV2       Testing.  Depending on the actual values on the initial Loan Estimate, a fee tolerance cure of up to $XXX may be required.
                                                                                                                                                                                                                                                                                        *** (OPEN) TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (Final/11/XX/2018) - EV2                                                                        COMMENT: 2022/XX/25: Final LE is required to be received by borrower at least 1 day prior to Initial CD.  Based on documentation in file, Final LE was received by borrower on or
                                                                                                                                                                                                                                                                                        *** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV1                                                                                                                                                                                                                                      after date Initial CD was received.  Evidence of earlier receipt of LE was not located in file.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              *** (OPEN) TRID Final Closing Disclosure Total Property Costs Year 1 - October 2018 Test: TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Estimated Property Costs
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              over Year 1 of $XXX on Final Closing Disclosure provided on 11/XX/2018 not accurate. (Final/11/XX/2018)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              COMMENT: 2022/XX/25: Lender is using property expenses of $XXX/mo, however the documentation provided supports $XXX/month
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              *** (OPEN) TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (Final/11/XX/2018)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              COMMENT: 2022/XX/25: The file was missing evidence the closing disclosure was provided to borrower within 3 days of initial application.
3320124895 XXX       XXX       XXX       3        3       *** (OPEN) AUS/Guideline Findings: All conditions were not met - EV3                              *** (OPEN) AUS/Guideline Findings: All conditions were not met                                                  3           *** (OPEN) General Ability To Repay - Missing Investor Guideline Qualifying Total Debt Ratio: Unable to complete ATR testing due to missing investor guideline qualifying total debt ratio. - EV3                                                                                                     *** (OPEN) General Ability To Repay - Missing Investor Guideline Qualifying Total Debt Ratio: Unable to complete ATR testing due to missing investor guideline qualifying total   C           C           Yes      No                   NY    4/XX/2019    Purchase      Primary     XXX        $XXX                  UTD          ATR Fail
                                                          *** (OPEN) Missing Document: Credit Report not provided - EV3                                     COMMENT: 2022/XX/18: Unable to determine all required conditions due to missing guidelines.                                 *** (OPEN) General Ability To Repay Provision Employment - W-2: Ability to Repay (Dodd-Frank 2014): Unable to verify current Wages/W-2 employment status using reasonably reliable third-party records. (XXX XXX/Wages) - EV3                                                                         debt ratio.
                                                          *** (OPEN) Missing Document: Fraud Report not provided - EV3                                                                                                                                                                  *** (OPEN) General Ability To Repay Provision Investor Guidelines Not Provided: Ability to Repay (Dodd-Frank 2014): Unable to determine ability to repay due to missing guidelines. Loan characteristics are DTI: 37.70546%, LTV/CLTV: 89.99027%/89.99027%, Credit Score: 773, Occupancy: Primary,    COMMENT: 2022/XX/12: Unable to complete ATR testing due to missing investor guideline qualifying total debt ratio.
                                                          *** (OPEN) The verification of employment is required and was not found in file.: Borrower: XXX                                                                                                                               Purpose: Purchase, - EV3                                                                                                                                                                                                                                                                              *** (OPEN) General Ability To Repay Provision Employment - W-2: Ability to Repay (Dodd-Frank 2014): Unable to verify current Wages/W-2 employment status using reasonably
                                                          // Employment Type: Employment / Income Type: Wages / Start Date: 06/XX/2015 - EV3                                                                                                                                            *** (OPEN) Unknown Loan Designation Test: Ability to Repay / Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation not provided. Loan tested as Non-QM.  Due Diligence Loan Designation is ATR Fail. - EV3                                                                                reliable third-party records. (XXX XXX/Wages)
                                                          *** (OPEN) Verification(s) of employment is not within 10 business days of the Note.: Borrower:                                                                                                                               *** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing. - EV2                                                                  COMMENT: 2022/XX/12: Unable to verify current Wages/W-2 employment status using reasonably reliable third-party records for borrower.
                                                          XXX // Employment Type: Employment / Income Type: Wages / Start Date: 11/XX/2019 - EV3                                                                                                                                        *** (OPEN) ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2                                                                                                                                                                  *** (OPEN) General Ability To Repay Provision Investor Guidelines Not Provided: Ability to Repay (Dodd-Frank 2014): Unable to determine ability to repay due to missing
                                                          *** (OPEN) Verification(s) of employment is not within 10 business days of the Note.: Borrower:                                                                                                                               *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2                                                                                                                          guidelines. Loan characteristics are DTI: 37.70546%, LTV/CLTV: 89.99027%/89.99027%, Credit Score: 773, Occupancy: Primary, Purpose: Purchase,
                                                          XXX // Employment Type: Employment / Income Type: Wages / Start Date: 06/XX/2015 - EV3                                                                                                                                        *** (OPEN) ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/03/XX/2019) - EV2               COMMENT: 2022/XX/12: Unable to determine ability to repay due to missing guidelines. Loan characteristics are DTI: 31.84918%, LTV/CLTV: 89.99027%/89.99027%, Credit Score: ,
                                                          *** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most                                                                                                                               *** (OPEN) ECOA Appraisal Disclosure - ECOA Timing: ECOA - File does not evidence the consumer was provided with the right to receive a copy of the Appraisal Disclosure within 3 days of the loan application date. - EV2                                                                            Occupancy: Primary, Purpose: Purchase,
                                                          recent FEMA disaster. - EV1                                                                                                                                                                                                   *** (OPEN) NMLS - Missing Evidence of Initial Loan Application Date: Truth in Lending Act (NMLSR Dodd- Frank 2014): Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date. - EV2                                                     *** (OPEN) Unknown Loan Designation Test: Ability to Repay / Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation not provided. Loan tested as Non-QM.  Due
                                                                                                                                                                                                                                                                                        *** (OPEN) QM Employment History - Current Employment Documentation lacks Date Info: Qualified Mortgage (Dodd-Frank 2014): Missing Employment Dates to verify two years current employment. (XXX/10404177) - EV2                                                                                      Diligence Loan Designation is ATR Fail.
                                                                                                                                                                                                                                                                                        *** (OPEN) RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List of Homeownership Counseling Organizations to borrower. - EV2                                                                             COMMENT: 2022/XX/12: Unable to determine Originator Loan Designation.
                                                                                                                                                                                                                                                                                        *** (OPEN) TILA-RESPA Integrated Disclosure: application date on or after 10/XX/2015, no Loan Estimates in the Loan File: TILA-RESPA Integrated Disclosure: Loan Estimate not provided within loan images to evidence delivery to the Borrower(s).  The earliest Closing Disclosure provided in the   *** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction loan file was used as the estimated baseline for Tolerance Testing.  Depending on the actual values on the initial Loan Estimate, a fee tolerance cure of up to $XXX may be required. - EV2                                                                                                           Date used to determine rate used for testing.
                                                                                                                                                                                                                                                                                        *** (OPEN) TRID Final Closing Disclosure No Seller Paid Fees Primary Residence First Lien: TRID Final Closing Disclosure 04/XX/2019 on a first lien purchase transaction did not disclose any Seller paid fees/charges on page 2. (Points and Fees testing limited to Borrower paid fees.)            COMMENT: 2022/XX/12: Last Date Rate Set and Initial Rate Lock Date not provided.
                                                                                                                                                                                                                                                                                        (Final/04/XX/2019) - EV2                                                                                                                                                                                                                                                                              *** (OPEN) ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each
                                                                                                                                                                                                                                                                                        *** (OPEN) TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (Final/04/XX/2019) - EV2                                                                        valuation to applicant three (3) business days prior to consummation. (Type:Primary/03/XX/2019)
                                                                                                                                                                                                                                                                                        *** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - Tax Certificate Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower.       COMMENT: 2022/XX/12: Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.
                                                                                                                                                                                                                                                                                        (77188) - EV2                                                                                                                                                                                                                                                                                         *** (OPEN) ECOA Appraisal Disclosure - ECOA Timing: ECOA - File does not evidence the consumer was provided with the right to receive a copy of the Appraisal Disclosure within 3
                                                                                                                                                                                                                                                                                        *** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV1                                                                                                                                                                                                                                      days of the loan application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              COMMENT: 2022/XX/12: File does not evidence the consumer was provided with the right to receive a copy of the Appraisal Disclosure (12/XX/2021) within 3 days of the loan application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              *** (OPEN) NMLS - Missing Evidence of Initial Loan Application Date: Truth in Lending Act (NMLSR Dodd- Frank 2014): Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              COMMENT: 2022/XX/26: Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              *** (OPEN) QM Employment History - Current Employment Documentation lacks Date Info: Qualified Mortgage (Dodd-Frank 2014): Missing Employment Dates to verify two years current employment. (XXX/10404177)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              COMMENT: 2022/XX/26: Guidelines are missing and the loan is water falling to ATR/QM standard documentation requirements.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              *** (OPEN) RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List of Homeownership
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              Counseling Organizations to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              COMMENT: 2022/XX/12: Creditor did not provide List of Homeownership Counseling Organizations to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              *** (OPEN) TILA-RESPA Integrated Disclosure: application date on or after 10/XX/2015, no Loan Estimates in the Loan File: TILA-RESPA Integrated Disclosure: Loan Estimate not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              provided within loan images to evidence delivery to the Borrower(s).  The earliest Closing Disclosure provided in the loan file was used as the estimated baseline for Tolerance
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              Testing.  Depending on the actual values on the initial Loan Estimate, a fee tolerance cure of up to $XXX may be required.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              COMMENT: 2022/XX/12: Loan Estimate not provided within loan images to evidence delivery to the Borrower(s). The earliest Closing Disclosure provided in the loan file was used as the estimated baseline for Tolerance Testing. Depending on the actual values on the initial Loan Estimate, a fee tolerance cure of up to $XXX may be required.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              *** (OPEN) TRID Final Closing Disclosure No Seller Paid Fees Primary Residence First Lien: TRID Final Closing Disclosure 04/XX/2019 on a first lien purchase transaction did not disclose any Seller paid fees/charges on page 2. (Points and Fees testing limited to Borrower paid fees.) (Final/04/XX/2019)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              COMMENT: 2022/XX/12: TRID Final Closing Disclosure 04/XX/2019 on a first lien purchase transaction did not disclose any Seller paid fees/charges on page 2.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              *** (OPEN) TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (Final/04/XX/2019)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              COMMENT: 2022/XX/12: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (Final/04/XX/2019)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              *** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - Tax
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              Certificate Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (77188)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              COMMENT: 2022/XX/12: Zero Percent Fee Tolerance exceeded for Title - Tax Certificate Fee of $XXX exceeds tolerance of $XXX. Insufficient or no cure was provided to the borrower.
3820276387 XXX       XXX       XXX       3        3       *** (OPEN) AUS/Guideline Findings: All conditions were not met - EV3                              *** (OPEN) AUS/Guideline Findings: All conditions were not met                                                  3           *** (OPEN) General Ability To Repay - Missing Investor Guideline Qualifying Total Debt Ratio: Unable to complete ATR testing due to missing investor guideline qualifying total debt ratio. - EV3                                                                                                     *** (OPEN) General Ability To Repay - Missing Investor Guideline Qualifying Total Debt Ratio: Unable to complete ATR testing due to missing investor guideline qualifying total   C           C           Yes      No                   NY    11/XX/2019   Purchase      Primary     XXX        $XXX                  UTD          ATR Risk
                                                          *** (OPEN) Guideline Issue:Insufficient asset documentation.: Financial Institution: XXX //       COMMENT: 2022/XX/25: Guidelines were not provided.                                                                          *** (OPEN) General Ability To Repay Provision Investor Guidelines Not Provided: Ability to Repay (Dodd-Frank 2014): Unable to determine ability to repay due to missing guidelines. Loan characteristics are DTI: 61.84388%, LTV/CLTV: 80.00000%/80.00000%, Credit Score: 758, Occupancy: Primary,    debt ratio.
                                                          Account Type: Savings / Account Number: XXX - EV3                                                 *** (OPEN) Payment Shock exceeds credit guidelines.                                                                         Purpose: Purchase, - EV3                                                                                                                                                                                                                                                                              COMMENT: 2022/XX/25: Guidelines not provided
                                                          *** (OPEN) Missing Document: Deeds / Warranty / Grant / Quit-Claim not provided - EV3             COMMENT: 2022/XX/25: Guidelines were not provided.                                                                          *** (OPEN) QM DTI: Qualified Mortgage (Dodd-Frank 2014): Total Debt to Income Ratio exceeds 43% and the images do not provide evidence loan is eligible for purchase, guarantee or insurance by the appropriate agency. - EV3                                                                         *** (OPEN) General Ability To Repay Provision Investor Guidelines Not Provided: Ability to Repay (Dodd-Frank 2014): Unable to determine ability to repay due to missing
                                                          *** (OPEN) Payment Shock exceeds credit guidelines. - EV3                                                                                                                                                                     *** (OPEN) Sole Proprietorship Income Documentation Test: Qualified Mortgage (Dodd-Frank 2014): Self-employed income documentation not sufficient (Sole Proprietorship). (XXX XXX/Schedule C) - EV3                                                                                                   guidelines. Loan characteristics are DTI: 61.84388%, LTV/CLTV: 80.00000%/80.00000%, Credit Score: 758, Occupancy: Primary, Purpose: Purchase,
                                                          *** (OPEN) REO Documents are missing.: Address: XXX, NY - EV3                                                                                                                                                                 *** (OPEN) Unknown Loan Designation Test: Ability to Repay / Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation not provided. Loan tested as Non-QM.  Due Diligence Loan Designation is ATR Risk. - EV3                                                                                COMMENT: 2022/XX/25: Guidelines not provided
                                                                                                                                                                                                                                                                                        *** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing. - EV2                                                                  *** (OPEN) QM DTI: Qualified Mortgage (Dodd-Frank 2014): Total Debt to Income Ratio exceeds 43% and the images do not provide evidence loan is eligible for purchase, guarantee
                                                                                                                                                                                                                                                                                        *** (OPEN) ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2                                                                                                                                                                  or insurance by the appropriate agency.
                                                                                                                                                                                                                                                                                        *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2                                                                                                                          COMMENT: 2022/XX/25: No guidelines or AUS provided.
                                                                                                                                                                                                                                                                                        *** (OPEN) ECOA Appraisal Disclosure - ECOA Timing: ECOA - File does not evidence the consumer was provided with the right to receive a copy of the Appraisal Disclosure within 3 days of the loan application date. - EV2                                                                            *** (OPEN) Sole Proprietorship Income Documentation Test: Qualified Mortgage (Dodd-Frank 2014): Self-employed income documentation not sufficient (Sole Proprietorship). (XXX
                                                                                                                                                                                                                                                                                        *** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2                                                                                                                                                                             XXX/Schedule C)
                                                                                                                                                                                                                                                                                        *** (OPEN) QM Employment History - Current Employment Documentation lacks Date Info: Qualified Mortgage (Dodd-Frank 2014): Missing Employment Dates to verify two years current employment. (XXX/10404182) - EV2                                                                                      COMMENT: 2022/XX/25: The 1040's in the file are not signed and dated and the balance sheet is missing.
                                                                                                                                                                                                                                                                                        *** (OPEN) RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List of Homeownership Counseling Organizations to borrower. - EV2                                                                             *** (OPEN) Unknown Loan Designation Test: Ability to Repay / Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation not provided. Loan tested as Non-QM.  Due
                                                                                                                                                                                                                                                                                        *** (OPEN) TILA NMLSR - Originator Company NMLS information on documents does not match NMLS website: Truth in Lending Act (NMLSR Dodd- Frank 2014):  Loan Originator Organization NMLS information on loan documents does not match NMLS. - EV2                                                      Diligence Loan Designation is ATR Risk.
                                                                                                                                                                                                                                                                                        *** (OPEN) TILA-RESPA Integrated Disclosure: application date on or after 10/XX/2015, no Loan Estimates in the Loan File: TILA-RESPA Integrated Disclosure: Loan Estimate not provided within loan images to evidence delivery to the Borrower(s).  The earliest Closing Disclosure provided in the   COMMENT: 2022/XX/25: No documentation in the file showing what loan designation the lender used.
                                                                                                                                                                                                                                                                                        loan file was used as the estimated baseline for Tolerance Testing.  Depending on the actual values on the initial Loan Estimate, a fee tolerance cure of up to $XXX may be required. - EV2                                                                                                           *** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction
                                                                                                                                                                                                                                                                                        *** (OPEN) TRID Final Closing Disclosure Total Property Costs Year 1 - October 2018 Test: TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Estimated Property Costs over Year 1 of $XXX on Final Closing Disclosure provided on 11/XX/2019 not accurate. (Final/11/XX/2019) - EV2       Date used to determine rate used for testing.
                                                                                                                                                                                                                                                                                        *** (OPEN) TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (Final/11/XX/2019) - EV2                                                                        COMMENT: 2022/XX/25: Rate Lock Date not provided
                                                                                                                                                                                                                                                                                        *** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - Recording Service Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower.     *** (OPEN) ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.
                                                                                                                                                                                                                                                                                        (75197) - EV2                                                                                                                                                                                                                                                                                         COMMENT: 2022/XX/25: ARM loan program disclosure not provided
                                                                                                                                                                                                                                                                                        *** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV1                                                                                                                                                                                                                                      *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              COMMENT: 2022/XX/25: CHARM Booklet not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              *** (OPEN) ECOA Appraisal Disclosure - ECOA Timing: ECOA - File does not evidence the consumer was provided with the right to receive a copy of the Appraisal Disclosure within 3 days of the loan application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              COMMENT: 2022/XX/25: Right to receive a copy of appraisal not provided to borrower within 3 days of loan application
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              *** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              COMMENT: 2022/XX/25: Fair and Accurate Credit Transactions Act Credit Score not disclosed
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              *** (OPEN) QM Employment History - Current Employment Documentation lacks Date Info: Qualified Mortgage (Dodd-Frank 2014): Missing Employment Dates to verify two years current employment. (XXX/10404182)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              COMMENT: 2022/XX/25: There is no verification in the file of the BR's start date with this current employer.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              *** (OPEN) RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List of Homeownership
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              Counseling Organizations to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              COMMENT: 2022/XX/25: Creditor did not provide List of Homeownership Counseling Organizations to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              *** (OPEN) TILA NMLSR - Originator Company NMLS information on documents does not match NMLS website: Truth in Lending Act (NMLSR Dodd- Frank 2014):  Loan Originator
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              Organization NMLS information on loan documents does not match NMLS.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              COMMENT: 2022/XX/25: The Loan Origination companies NLMS ID on the Note, Security Instrument and Final 1003 does not have a match in the NMLS.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              *** (OPEN) TILA-RESPA Integrated Disclosure: application date on or after 10/XX/2015, no Loan Estimates in the Loan File: TILA-RESPA Integrated Disclosure: Loan Estimate not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              provided within loan images to evidence delivery to the Borrower(s).  The earliest Closing Disclosure provided in the loan file was used as the estimated baseline for Tolerance
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              Testing.  Depending on the actual values on the initial Loan Estimate, a fee tolerance cure of up to $XXX may be required.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              COMMENT: 2022/XX/25: Loan Estimate not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              *** (OPEN) TRID Final Closing Disclosure Total Property Costs Year 1 - October 2018 Test: TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Estimated Property Costs
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              over Year 1 of $XXX on Final Closing Disclosure provided on 11/XX/2019 not accurate. (Final/11/XX/2019)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              COMMENT: 2022/XX/25: Lender is using $XXX/month for the HOA dues on the subject property; however, there is an LOE from the BR stating that the dues are actually $XXX.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              *** (OPEN) TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (Final/11/XX/2019)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              COMMENT: 2022/XX/25: Closing Disclosure not provided to borrower 3 days prior to closing
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              *** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - Recording
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              Service Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (75197)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              COMMENT: 2022/XX/25: LE's are missing. Once received, issue will be addressed.
2818935354 XXX       XXX       XXX       3        3       *** (OPEN) AUS/Guideline Findings: All conditions were not met - EV3                              *** (OPEN) AUS/Guideline Findings: All conditions were not met                                                  3           *** (OPEN) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM does not match Due Diligence Loan Designation of ATR Risk. - EV3                                                                                                    *** (OPEN) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM does not match Due Diligence Loan Designation   C           C           Yes      No                   CA    12/XX/2019   Purchase      Primary     XXX        $XXX                  Safe Harbor  ATR Risk
                                                          *** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most   COMMENT: 2022/XX/25: Guidelines not provided.                                                                               *** (OPEN) Commission Tax Documentation: Qualified Mortgage (Dodd-Frank 2014): Commission income missing two years consecutive signed tax returns or tax transcripts (XXX XXX/Commission) - EV3                                                                                                       of ATR Risk.                                                                                                                                                                                                                                                                                                          QM
                                                          recent FEMA disaster. - EV1                                                                                                                                                                                                   *** (OPEN) General Ability To Repay - Missing Investor Guideline Qualifying Total Debt Ratio: Unable to complete ATR testing due to missing investor guideline qualifying total debt ratio. - EV3                                                                                                     COMMENT: 2022/XX/25: Missing guidelines;  loan is waterfalling to standard QM/ATR documentation requirements.
                                                                                                                                                                                                                                                                                        *** (OPEN) General Ability To Repay Provision Investor Guidelines Not Provided: Ability to Repay (Dodd-Frank 2014): Unable to determine ability to repay due to missing guidelines. Loan characteristics are DTI: 46.09806%, LTV/CLTV: 76.11702%/76.11702%, Credit Score: 713, Occupancy: Primary,    *** (OPEN) Commission Tax Documentation: Qualified Mortgage (Dodd-Frank 2014): Commission income missing two years consecutive signed tax returns or tax transcripts (XXX
                                                                                                                                                                                                                                                                                        Purpose: Purchase, - EV3                                                                                                                                                                                                                                                                              XXX/Commission)
                                                                                                                                                                                                                                                                                        *** (OPEN) QM DTI: Qualified Mortgage (Dodd-Frank 2014): Total Debt to Income Ratio exceeds 43% and the images do not provide evidence loan is eligible for purchase, guarantee or insurance by the appropriate agency. - EV3                                                                         COMMENT: 2022/XX/25: Borrower on job less than 2 years; extension filed for tax returns. Employer letter confirms commission, bonus and profit sharing income but it does not
                                                                                                                                                                                                                                                                                        *** (OPEN) QM Employment History: Qualified Mortgage (Dodd-Frank 2014): Employment history requirement not met. (XXX/10404184) - EV3                                                                                                                                                                  meet 2 year requirement.
                                                                                                                                                                                                                                                                                        *** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing. - EV2                                                                  *** (OPEN) General Ability To Repay - Missing Investor Guideline Qualifying Total Debt Ratio: Unable to complete ATR testing due to missing investor guideline qualifying total
                                                                                                                                                                                                                                                                                        *** (OPEN) ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2                                                                                                                                                                  debt ratio.
                                                                                                                                                                                                                                                                                        *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2                                                                                                                          COMMENT: 2022/XX/25: Missing guidelines;  loan is waterfalling to standard QM/ATR documentation requirements.
                                                                                                                                                                                                                                                                                        *** (OPEN) ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/12/XX/2019) - EV2               *** (OPEN) General Ability To Repay Provision Investor Guidelines Not Provided: Ability to Repay (Dodd-Frank 2014): Unable to determine ability to repay due to missing
                                                                                                                                                                                                                                                                                        *** (OPEN) ECOA Appraisal Disclosure - ECOA Status: ECOA - File does not evidence the consumer was provided with the right to receive a copy of the Appraisal Disclosure. - EV2                                                                                                                       guidelines. Loan characteristics are DTI: 46.09806%, LTV/CLTV: 76.11702%/76.11702%, Credit Score: 713, Occupancy: Primary, Purpose: Purchase,
                                                                                                                                                                                                                                                                                        *** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2                                                                                                                                                                             COMMENT: 2022/XX/25: Missing guidelines;  loan is waterfalling to standard QM/ATR documentation requirements.
                                                                                                                                                                                                                                                                                        *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2             *** (OPEN) QM DTI: Qualified Mortgage (Dodd-Frank 2014): Total Debt to Income Ratio exceeds 43% and the images do not provide evidence loan is eligible for purchase, guarantee
                                                                                                                                                                                                                                                                                        *** (OPEN) RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List of Homeownership Counseling Organizations to borrower. - EV2                                                                             or insurance by the appropriate agency.
                                                                                                                                                                                                                                                                                        *** (OPEN) TILA-RESPA Integrated Disclosure: application date on or after 10/XX/2015, no Loan Estimates in the Loan File: TILA-RESPA Integrated Disclosure: Loan Estimate not provided within loan images to evidence delivery to the Borrower(s).  The earliest Closing Disclosure provided in the   COMMENT: 2022/XX/25: Missing guidelines;  loan is waterfalling to standard QM/ATR documentation requirements.
                                                                                                                                                                                                                                                                                        loan file was used as the estimated baseline for Tolerance Testing.  Depending on the actual values on the initial Loan Estimate, a fee tolerance cure of up to $XXX may be required. - EV2                                                                                                           *** (OPEN) QM Employment History: Qualified Mortgage (Dodd-Frank 2014): Employment history requirement not met. (XXX/10404184)
                                                                                                                                                                                                                                                                                        *** (OPEN) TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (Final/12/XX/2019) - EV2                                                                        COMMENT: 2022/XX/25: Missing guidelines;  loan is waterfalling to standard QM/ATR documentation requirements.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              *** (OPEN) ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              COMMENT: 2022/XX/25: The file is missing ARM Disclosure
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              COMMENT: 2022/XX/25: The file is missing CHARM Booklet Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              *** (OPEN) ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/12/XX/2019)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              COMMENT: 2022/XX/25: Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              *** (OPEN) ECOA Appraisal Disclosure - ECOA Status: ECOA - File does not evidence the consumer was provided with the right to receive a copy of the Appraisal Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              COMMENT: 2022/XX/25: File does not evidence the consumer was provided with the right to receive a copy of the Appraisal Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              COMMENT: 2022/XX/25: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              *** (OPEN) RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List of Homeownership
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              Counseling Organizations to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              COMMENT: 2022/XX/25: The file is missing RESPA Homeownership Counseling List Status
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              *** (OPEN) TILA-RESPA Integrated Disclosure: application date on or after 10/XX/2015, no Loan Estimates in the Loan File: TILA-RESPA Integrated Disclosure: Loan Estimate not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              provided within loan images to evidence delivery to the Borrower(s).  The earliest Closing Disclosure provided in the loan file was used as the estimated baseline for Tolerance
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              Testing.  Depending on the actual values on the initial Loan Estimate, a fee tolerance cure of up to $XXX may be required.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              COMMENT: 2022/XX/25: Loan Estimate not provided within loan images to evidence delivery to the Borrower(s).
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              *** (OPEN) TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (Final/12/XX/2019)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              COMMENT: 2022/XX/25: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing.
3426952536 XXX       XXX       XXX       3        3       *** (OPEN) AUS/Guideline Findings: All conditions were not met - EV3                              *** (OPEN) AUS/Guideline Findings: All conditions were not met                                                  3           *** (OPEN) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM does not match Due Diligence Loan Designation of ATR Risk. - EV3                                                                                                    *** (OPEN) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM does not match Due Diligence Loan Designation   C           C           Yes      No                   NY    3/XX/2020    Refinance     Primary     XXX        $XXX                  Safe Harbor  ATR Risk
                                                          *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                     COMMENT: 2022/XX/16: All other conditions were not met due to missing guidelines.                                           *** (OPEN) General Ability To Repay - Missing Investor Guideline Qualifying Total Debt Ratio: Unable to complete ATR testing due to missing investor guideline qualifying total debt ratio. - EV3                                                                                                     of ATR Risk.                                                                                                                                                                                                                                                                                                          QM
                                                          *** (OPEN) Missing Document: Approval not provided - EV3                                          *** (OPEN) Missing Document: Note - Subordinate Lien not provided                                                           *** (OPEN) General Ability To Repay Provision Investor Guidelines Not Provided: Ability to Repay (Dodd-Frank 2014): Unable to determine ability to repay due to missing guidelines. Loan characteristics are DTI: 34.64736%, LTV/CLTV: 80.00000%/102.91029%, Credit Score: 793, Occupancy: Primary,   COMMENT: 2022/XX/25: Due to missing guidelines.
                                                          *** (OPEN) Missing Document: Loan Underwriting and Transmittal Summary (1008) / MCAW not provided COMMENT: 2022/XX/23: Note in file closed same day as subject for $XXX with payment of $XXX and final 1003                   Purpose: Refinance, Cash-out - Other - EV3                                                                                                                                                                                                                                                            *** (OPEN) General Ability To Repay - Missing Investor Guideline Qualifying Total Debt Ratio: Unable to complete ATR testing due to missing investor guideline qualifying total
                                                          - EV3                                                                                             indicates subordination in the amount of $XXX with a payment of $XXX without documentation/clarification to                 *** (OPEN) Overtime Bonus 2Yr Calc: Qualified Mortgage (Dodd-Frank 2014): Use of Overtime/Bonus income for less than two (2) years not justified or documented in writing. (XXX XXX/Bonus) - EV3                                                                                                      debt ratio.
                                                          *** (OPEN) Missing Document: Note - Subordinate Lien not provided - EV3                           accurately calculate LTV/DTI.                                                                                               *** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing. - EV2                                                                  COMMENT: 2022/XX/16: Missing guidelines;  loan is waterfalling to standard QM/ATR documentation requirements.
                                                          *** (OPEN) Missing Document: Tax Certificate not provided - EV3                                                                                                                                                               *** (OPEN) ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2                                                                                                                                                                  *** (OPEN) General Ability To Repay Provision Investor Guidelines Not Provided: Ability to Repay (Dodd-Frank 2014): Unable to determine ability to repay due to missing
                                                          *** (OPEN) Missing evidence of lien position on Other Financing.: Lien Position: 2 - EV3                                                                                                                                      *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2                                                                                                                          guidelines. Loan characteristics are DTI: 34.64736%, LTV/CLTV: 80.00000%/102.91029%, Credit Score: 793, Occupancy: Primary, Purpose: Refinance, Cash-out - Other
                                                          *** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most                                                                                                                               *** (OPEN) ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Secondary/02/XX/2020) - EV2             COMMENT: 2022/XX/16: Missing guidelines;  loan is waterfalling to standard QM/ATR documentation requirements.
                                                          recent FEMA disaster. - EV1                                                                                                                                                                                                   *** (OPEN) ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/02/XX/2020) - EV2               *** (OPEN) ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.
                                                                                                                                                                                                                                                                                        *** (OPEN) ECOA Appraisal Disclosure - ECOA Status: ECOA - File does not evidence the consumer was provided with the right to receive a copy of the Appraisal Disclosure. - EV2                                                                                                                       COMMENT: 2022/XX/16: ARM Disclosure is missing
                                                                                                                                                                                                                                                                                        *** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2                                                                                                                                                                             *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
                                                                                                                                                                                                                                                                                        *** (OPEN) General Ability To Repay Provision Investor Qualification Method not Matching ATR: Ability to Repay (Dodd-Frank 2014): The Qualification Method used by the lender does not match the ATR payment calculation methods under 1026.43(c)(5). - EV2                                           COMMENT: 2022/XX/16: Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
                                                                                                                                                                                                                                                                                        *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2                                                                                                                                                                                 *** (OPEN) ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each
                                                                                                                                                                                                                                                                                        *** (OPEN) RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List of Homeownership Counseling Organizations to borrower. - EV2                                                                             valuation to applicant three (3) business days prior to consummation. (Type:Secondary/02/XX/2020)
                                                                                                                                                                                                                                                                                        *** (OPEN) TILA-RESPA Integrated Disclosure: application date on or after 10/XX/2015, no Loan Estimates in the Loan File: TILA-RESPA Integrated Disclosure: Loan Estimate not provided within loan images to evidence delivery to the Borrower(s).  The earliest Closing Disclosure provided in the   COMMENT: 2022/XX/16: Notice or right to receive a copy of appraisal Disclosure  missing loan file was used as the estimated baseline for Tolerance Testing.  Depending on the actual values on the initial Loan Estimate, a fee tolerance cure of up to $XXX may be required. - EV2                                                                                                           *** (OPEN) ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each
                                                                                                                                                                                                                                                                                        *** (OPEN) TRID Final Closing Disclosure Product Testing: TILA-RESPA Integrated Disclosure - General Information: Final Closing Disclosure provided on 03/XX/2020 disclosed a Product that does not match the actual product for the loan. (Final/03/XX/2020) - EV2                                   valuation to applicant three (3) business days prior to consummation. (Type:Primary/02/XX/2020)
                                                                                                                                                                                                                                                                                        *** (OPEN) TRID Final Closing Disclosure Total Property Costs Year 1 - October 2018 Test: TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Estimated Property Costs over Year 1 of $XXX on Final Closing Disclosure provided on 03/XX/2020 not accurate. (Final/03/XX/2020) - EV2       COMMENT: 2022/XX/16: Notice or right to receive a copy of appraisal Disclosure  missing
                                                                                                                                                                                                                                                                                        *** (OPEN) TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (Final/03/XX/2020) - EV2                                                                        *** (OPEN) ECOA Appraisal Disclosure - ECOA Status: ECOA - File does not evidence the consumer was provided with the right to receive a copy of the Appraisal Disclosure.
                                                                                                                                                                                                                                                                                        *** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV1                                                                                                                                                                                                                                      COMMENT: 2022/XX/16: Notice or right to receive a copy of appraisal  Disclosure is missing
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              COMMENT: 2022/XX/16: Notice of Right to Cancel was not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              *** (OPEN) TILA-RESPA Integrated Disclosure: application date on or after 10/XX/2015, no Loan Estimates in the Loan File: TILA-RESPA Integrated Disclosure: Loan Estimate not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              provided within loan images to evidence delivery to the Borrower(s).  The earliest Closing Disclosure provided in the loan file was used as the estimated baseline for Tolerance
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              Testing.  Depending on the actual values on the initial Loan Estimate, a fee tolerance cure of up to $XXX may be required.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              COMMENT: 2022/XX/16: Loan Estimate not provided or missing
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              *** (OPEN) TRID Final Closing Disclosure Product Testing: TILA-RESPA Integrated Disclosure - General Information: Final Closing Disclosure provided on 03/XX/2020 disclosed a
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              Product that does not match the actual product for the loan. (Final/03/XX/2020)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              COMMENT: 2022/XX/16: ARM disclosure is missing
                                                                                                                                                                                                                                                                                                                                                                                                                                   *** (OPEN) TRID Final Closing Disclosure Total Property Costs Year 1 - October 2018 Test: TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Estimated Property Costs
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              over Year 1 of $XXX on Final Closing Disclosure provided on 03/XX/2020 not accurate. (Final/03/XX/2020)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              COMMENT: 2022/XX/16: Estimated Property Costs over Year 1 of $XXX on Final Closing Disclosure provided on 03/XX/2020 not accurate
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              *** (OPEN) TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (Final/03/XX/2020)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              COMMENT: 2022/XX/16: Closing Disclosure not provided to Borrower at least three  business days prior to closing.
2756708745 XXX       XXX       XXX       3        3       *** (OPEN) AUS/Guideline Findings: All conditions were not met - EV3                              *** (OPEN) AUS/Guideline Findings: All conditions were not met                                                  3           *** (OPEN) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM does not match Due Diligence Loan Designation of ATR Risk. - EV3                                                                                                    *** (OPEN) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM does not match Due Diligence Loan Designation   C           C           Yes      No                   NY    4/XX/2020    Refinance     Primary     XXX        $XXX                  Safe Harbor  ATR Risk
                                                          *** (OPEN) Verification(s) of employment is not within 10 business days of the Note.: Borrower:   COMMENT: 2022/XX/25: Manual U/W.  No evidence of investor guidelines.                                                       *** (OPEN) General Ability To Repay - Missing Investor Guideline Qualifying Total Debt Ratio: Unable to complete ATR testing due to missing investor guideline qualifying total debt ratio. - EV3                                                                                                     of ATR Risk.                                                                                                                                                                                                                                                                                                          QM
                                                          XXX // Employment Type: Employment / Income Type: Wages / Start Date: 04/XX/2019 - EV3            *** (OPEN) Verification(s) of employment is not within 10 business days of the Note.: Borrower: XXX //                      *** (OPEN) General Ability To Repay Provision Investor Guidelines Not Provided: Ability to Repay (Dodd-Frank 2014): Unable to determine ability to repay due to missing guidelines. Loan characteristics are DTI: 24.94974%, LTV/CLTV: 64.95238%/64.95238%, Credit Score: 797, Occupancy: Primary,    COMMENT: 2022/XX/25: Missing guidelines;  loan is waterfalling to standard QM/ATR documentation requirements.
                                                          *** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most   Employment Type: Employment / Income Type: Wages / Start Date: 04/XX/2019                                                   Purpose: Refinance, Cash-out - Other - EV3                                                                                                                                                                                                                                                            *** (OPEN) General Ability To Repay - Missing Investor Guideline Qualifying Total Debt Ratio: Unable to complete ATR testing due to missing investor guideline qualifying total
                                                          recent FEMA disaster. - EV1                                                                       COMMENT: 2022/XX/25: Employment was not verified within 10 business days prior to  note date.                               *** (OPEN) QM Employment History: Qualified Mortgage (Dodd-Frank 2014): Employment history requirement not met. (XXX/10404188) - EV3                                                                                                                                                                  debt ratio.
                                                                                                                                                            *** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA                 *** (OPEN) Rental Income Documentation - Schedule E Method Test: Qualified Mortgage (Dodd-Frank 2014): Rental income documentation requirement not met for 1XXX.  Lease Agreement and/or Tax Return not provided. (1XXX/Schedule E) - EV3                                                             COMMENT: 2022/XX/25: Manual underwrite; Missing guidelines.
                                                                                                                                                            disaster.                                                                                                                   *** (OPEN) ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2                                                                                                                             *** (OPEN) General Ability To Repay Provision Investor Guidelines Not Provided: Ability to Repay (Dodd-Frank 2014): Unable to determine ability to repay due to missing
                                                                                                                                                            COMMENT: 2022/XX/25: The subject property is located in a FEMA Disaster area post-close.  There is no end                   *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2                                                                                                                          guidelines. Loan characteristics are DTI: 24.94974%, LTV/CLTV: 64.95238%/64.95238%, Credit Score: 797, Occupancy: Primary, Purpose: Refinance, Cash-out - Other
                                                                                                                                                            declared date for the disaster as of yet.   A post-disaster inspection verifying there was no damage to the                 *** (OPEN) ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/XX/XX/2020) - EV2               COMMENT: 2022/XX/25: Missing guidelines;  loan is waterfalling to standard QM/ATR documentation requirements.
                                                                                                                                                            subject property is required once a declared end date is identified.                                                        *** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2                                                                                                                                                                             *** (OPEN) QM Employment History: Qualified Mortgage (Dodd-Frank 2014): Employment history requirement not met. (XXX/10404188)
                                                                                                                                                                                                                                                                                        *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2             COMMENT: 2022/XX/25: Missing guidelines;  loan is waterfalling to standard QM/ATR documentation requirements.
                                                                                                                                                                                                                                                                                        *** (OPEN) RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List of Homeownership Counseling Organizations to borrower. - EV2                                                                             *** (OPEN) Rental Income Documentation - Schedule E Method Test: Qualified Mortgage (Dodd-Frank 2014): Rental income documentation requirement not met for 1XXX.  Lease Agreement
                                                                                                                                                                                                                                                                                        *** (OPEN) TILA-RESPA Integrated Disclosure: application date on or after 10/XX/2015, no Loan Estimates in the Loan File: TILA-RESPA Integrated Disclosure: Loan Estimate not provided within loan images to evidence delivery to the Borrower(s).  The earliest Closing Disclosure provided in the   and/or Tax Return not provided. (1XXX/Schedule E)
                                                                                                                                                                                                                                                                                        loan file was used as the estimated baseline for Tolerance Testing.  Depending on the actual values on the initial Loan Estimate, a fee tolerance cure of up to $XXX may be required. - EV2                                                                                                           COMMENT: 2022/XX/25: Missing guidelines;  loan is waterfalling to standard QM/ATR documentation requirements.
                                                                                                                                                                                                                                                                                        *** (OPEN) TRID Final Closing Disclosure Property Taxes Included In Escrow: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on 04/XX/2020 incorrectly disclosed whether property taxes are included in escrow. (Final/04/XX/2020) - EV2                      *** (OPEN) ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each
                                                                                                                                                                                                                                                                                        *** (OPEN) TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (Final/04/XX/2020) - EV2                                                                        valuation to applicant three (3) business days prior to consummation. (Type:Primary/XX/XX/2020)
                                                                                                                                                                                                                                                                                        *** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV1                                                                                                                                                                                                                                      COMMENT: 2022/XX/25: Unable to determine if the borrower received a copy of appraisal 3 business days prior to closing, no acknowledgement or waiver on file.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              *** (OPEN) TILA-RESPA Integrated Disclosure: application date on or after 10/XX/2015, no Loan Estimates in the Loan File: TILA-RESPA Integrated Disclosure: Loan Estimate not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              provided within loan images to evidence delivery to the Borrower(s).  The earliest Closing Disclosure provided in the loan file was used as the estimated baseline for Tolerance
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              Testing.  Depending on the actual values on the initial Loan Estimate, a fee tolerance cure of up to $XXX may be required.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              COMMENT: 2022/XX/25: Missing loan estimate.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              *** (OPEN) TRID Final Closing Disclosure Property Taxes Included In Escrow: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              04/XX/2020 incorrectly disclosed whether property taxes are included in escrow. (Final/04/XX/2020)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              COMMENT: 2022/XX/25: Final CD disclosed in  OTHER(school taxes and village taxes) as included in escrow.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              *** (OPEN) TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (Final/04/XX/2020)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              COMMENT: 2022/XX/25: Final CD issued 04/XX/2020 and signed by borrower 04/XX/2020 the same day of closing. Unable to determine if borrower received an initial CD at least 3 days prior to close
3609903383 XXX       XXX       XXX       3        3       *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                     *** (OPEN) Final Title Policy is missing. No evidence of title in file.                                         3           *** (OPEN) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM does not match Due Diligence Loan Designation of ATR Risk. - EV3                                                                                                    *** (OPEN) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM does not match Due Diligence Loan Designation   C           C           Yes      No                   WA    8/XX/2020    Purchase      Primary     XXX        $XXX                  Safe Harbor  ATR Risk
                                                          *** (OPEN) REO Documents are missing.: Address: XXX, - EV3                                        COMMENT: 2022/XX/25: Provide Title Commitment and Final Title policy.                                                       *** (OPEN) General Ability To Repay Provision Investor Guidelines Not Provided: Ability to Repay (Dodd-Frank 2014): Unable to determine ability to repay due to missing guidelines. Loan characteristics are DTI: 45.26615%, LTV/CLTV: 80.00000%/80.00000%, Credit Score: 717, Occupancy: Primary,    of ATR Risk.                                                                                                                                                                                                                                                                                                          QM
                                                                                                                                                            *** (OPEN) REO Documents are missing.: Address: XXX,                                                                        Purpose: Purchase, - EV3                                                                                                                                                                                                                                                                              COMMENT: 2022/XX/26: Failure due to missing AUS/guidelines.
                                                                                                                                                            COMMENT: 2022/XX/25: Please provide a copy of mortgage statement for property at  XXX                                       *** (OPEN) QM DTI: Qualified Mortgage (Dodd-Frank 2014): Total Debt to Income Ratio exceeds 43% and the images do not provide evidence loan is eligible for purchase, guarantee or insurance by the appropriate agency. - EV3                                                                         *** (OPEN) General Ability To Repay Provision Investor Guidelines Not Provided: Ability to Repay (Dodd-Frank 2014): Unable to determine ability to repay due to missing
                                                                                                                                                                                                                                                                                        *** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing. - EV2                                                                  guidelines. Loan characteristics are DTI: 45.26615%, LTV/CLTV: 80.00000%/80.00000%, Credit Score: 717, Occupancy: Primary, Purpose: Purchase,
                                                                                                                                                                                                                                                                                        *** (OPEN) ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2                                                                                                                             COMMENT: 2022/XX/25: Lender's guidelines not provided. Using lender's approval in file indicating max LTV 80%, DTI 50%, FICO 700
                                                                                                                                                                                                                                                                                        *** (OPEN) CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application. - EV2                                                                                     *** (OPEN) QM DTI: Qualified Mortgage (Dodd-Frank 2014): Total Debt to Income Ratio exceeds 43% and the images do not provide evidence loan is eligible for purchase, guarantee
                                                                                                                                                                                                                                                                                        *** (OPEN) ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before       or insurance by the appropriate agency.
                                                                                                                                                                                                                                                                                        closing. (Type:Primary/07/XX/2020) - EV2                                                                                                                                                                                                                                                              COMMENT: 2022/XX/25: Lender's guidelines not provided.
                                                                                                                                                                                                                                                                                        *** (OPEN) ECOA Appraisal Disclosure - ECOA Status: ECOA - File does not evidence the consumer was provided with the right to receive a copy of the Appraisal Disclosure. - EV2                                                                                                                       *** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction
                                                                                                                                                                                                                                                                                        *** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2                                                                                                                                                                             Date used to determine rate used for testing.
                                                                                                                                                                                                                                                                                        *** (OPEN) General Ability To Repay Provision Investor Qualification Method not Matching ATR: Ability to Repay (Dodd-Frank 2014): The Qualification Method used by the lender does not match the ATR payment calculation methods under 1026.43(c)(5). - EV2                                           COMMENT: 2022/XX/25: Initial Lock confirmation not provided in loan file.
                                                                                                                                                                                                                                                                                        *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2             *** (OPEN) ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.
                                                                                                                                                                                                                                                                                        *** (OPEN) RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List of Homeownership Counseling Organizations to borrower. - EV2                                                                             COMMENT: 2022/XX/25: Provide Disclosure Summary tracking report evidencing ARM loan program disclosures provided to applicant within (3) days of application.
                                                                                                                                                                                                                                                                                        *** (OPEN) TILA-RESPA Integrated Disclosure: application date on or after 10/XX/2015, no Loan Estimates in the Loan File: TILA-RESPA Integrated Disclosure: Loan Estimate not provided within loan images to evidence delivery to the Borrower(s).  The earliest Closing Disclosure provided in the   *** (OPEN) ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy loan file was used as the estimated baseline for Tolerance Testing.  Depending on the actual values on the initial Loan Estimate, a fee tolerance cure of up to $XXX may be required. - EV2                                                                                                           of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing. (Type:Primary/07/XX/2020)
                                                                                                                                                                                                                                                                                        *** (OPEN) TRID Final Closing Disclosure No Seller Paid Fees Primary Residence First Lien: TRID Final Closing Disclosure 08/XX/2020 on a first lien purchase transaction did not disclose any Seller paid fees/charges on page 2. (Points and Fees testing limited to Borrower paid fees.)            COMMENT: 2022/XX/25: Waiver of right to receive copy of appraisal report signed and dated by applicant 08/XX/2020.
                                                                                                                                                                                                                                                                                        (Final/XX/XX/2020) - EV2                                                                                                                                                                                                                                                                              *** (OPEN) ECOA Appraisal Disclosure - ECOA Status: ECOA - File does not evidence the consumer was provided with the right to receive a copy of the Appraisal Disclosure.
                                                                                                                                                                                                                                                                                        *** (OPEN) TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (Final/XX/XX/2020) - EV2                                                                        COMMENT: 2022/XX/25: Initial disclosure is missing.
                                                                                                                                                                                                                                                                                        *** (OPEN) Washington Residential Mortgage Loan (Disclosure of Material Terms Not Provided): Washington HB 2770: Mortgage loan file does not contain a disclosure summary of all material terms provided to borrower. - EV2                                                                           *** (OPEN) General Ability To Repay Provision Investor Qualification Method not Matching ATR: Ability to Repay (Dodd-Frank 2014): The Qualification Method used by the lender
                                                                                                                                                                                                                                                                                        *** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV1                                                                                                                                                                                                                                      does not match the ATR payment calculation methods under 1026.43(c)(5).
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              COMMENT: 2022/XX/25: Lender's guidelines not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              COMMENT: 2022/XX/25: Date of Initial disclosure not found
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              *** (OPEN) RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List of Homeownership
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              Counseling Organizations to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              COMMENT: 2022/XX/25: Date of Initial disclosure not found
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              *** (OPEN) TILA-RESPA Integrated Disclosure: application date on or after 10/XX/2015, no Loan Estimates in the Loan File: TILA-RESPA Integrated Disclosure: Loan Estimate not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              provided within loan images to evidence delivery to the Borrower(s).  The earliest Closing Disclosure provided in the loan file was used as the estimated baseline for Tolerance
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              Testing.  Depending on the actual values on the initial Loan Estimate, a fee tolerance cure of up to $XXX may be required.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              COMMENT: 2022/XX/25: Loan Estimate (s) not provided as per loan images provided in loan file.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              *** (OPEN) TRID Final Closing Disclosure No Seller Paid Fees Primary Residence First Lien: TRID Final Closing Disclosure 08/XX/2020 on a first lien purchase transaction did not disclose any Seller paid fees/charges on page 2. (Points and Fees testing limited to Borrower paid fees.) (Final/XX/XX/2020)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              COMMENT: 2022/XX/25: No Seller paid fees/changes evidence on Final CD signed and dated by applicant. Missing seller CD in file.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              *** (OPEN) TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (Final/XX/XX/2020)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              COMMENT: 2022/XX/25: Provide copy of initial CD provided to applicant at lease three (3) days prior to closing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              *** (OPEN) Washington Residential Mortgage Loan (Disclosure of Material Terms Not Provided): Washington HB 2770: Mortgage loan file does not contain a disclosure summary of all material terms provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              COMMENT: 2022/XX/25: Washington Itemized Disclosure not evident per loan images provided in loan file.
3682698473 XXX       XXX       XXX       3        3       *** (OPEN) AUS/Guideline Findings: All conditions were not met - EV3                              *** (OPEN) AUS/Guideline Findings: All conditions were not met                                                  3           *** (OPEN) General Ability To Repay - Missing Investor Guideline Qualifying Total Debt Ratio: Unable to complete ATR testing due to missing investor guideline qualifying total debt ratio. - EV3                                                                                                     *** (OPEN) General Ability To Repay - Missing Investor Guideline Qualifying Total Debt Ratio: Unable to complete ATR testing due to missing investor guideline qualifying total   C           C           No       No                   NY    9/XX/2020    Purchase      Second Home XXX        $XXX                  UTD          ATR Risk
                                                          *** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most   COMMENT: 2022/XX/25: File missing AUS and no guidelines provided.                                                           *** (OPEN) General Ability To Repay Provision Investor Guidelines Not Provided: Ability to Repay (Dodd-Frank 2014): Unable to determine ability to repay due to missing guidelines. Loan characteristics are DTI: 40.37432%, LTV/CLTV: 70.00000%/70.00000%, Credit Score: 0, Occupancy: Second Home,  debt ratio.
                                                          recent FEMA disaster. - EV1                                                                                                                                                                                                   Purpose: Purchase, - EV3                                                                                                                                                                                                                                                                              COMMENT: 2022/XX/25: No AUS in file or guidelines provided.
                                                                                                                                                                                                                                                                                        *** (OPEN) Unknown Loan Designation Test: Ability to Repay / Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation not provided. Loan tested as Non-QM.  Due Diligence Loan Designation is ATR Risk. - EV3                                                                                *** (OPEN) General Ability To Repay Provision Investor Guidelines Not Provided: Ability to Repay (Dodd-Frank 2014): Unable to determine ability to repay due to missing
                                                                                                                                                                                                                                                                                        *** (OPEN) ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/07/XX/2020) - EV2               guidelines. Loan characteristics are DTI: 40.37432%, LTV/CLTV: 70.00000%/70.00000%, Credit Score: 0, Occupancy: Second Home, Purpose: Purchase,
                                                                                                                                                                                                                                                                                        *** (OPEN) ECOA Appraisal Disclosure - ECOA Status: ECOA - File does not evidence the consumer was provided with the right to receive a copy of the Appraisal Disclosure. - EV2                                                                                                                       COMMENT: 2022/XX/25: No AUS in file or guidelines provided.
                                                                                                                                                                                                                                                                                        *** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2                                                                                                                                                                             *** (OPEN) ECOA Appraisal Disclosure - ECOA Status: ECOA - File does not evidence the consumer was provided with the right to receive a copy of the Appraisal Disclosure.
                                                                                                                                                                                                                                                                                        *** (OPEN) General Ability To Repay Provision Investor Qualification Method not Matching ATR: Ability to Repay (Dodd-Frank 2014): The Qualification Method used by the lender does not match the ATR payment calculation methods under 1026.43(c)(5). - EV2                                           COMMENT: 2022/XX/25: File missing Loan Estimate. There was no evidence of a separate Right to Received a Copy of the Appraisal Disclosure in file.
                                                                                                                                                                                                                                                                                        *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2             *** (OPEN) General Ability To Repay Provision Investor Qualification Method not Matching ATR: Ability to Repay (Dodd-Frank 2014): The Qualification Method used by the lender
                                                                                                                                                                                                                                                                                        *** (OPEN) RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List of Homeownership Counseling Organizations to borrower. - EV2                                                                             does not match the ATR payment calculation methods under 1026.43(c)(5).
                                                                                                                                                                                                                                                                                        *** (OPEN) TILA-RESPA Integrated Disclosure: application date on or after 10/XX/2015, no Loan Estimates in the Loan File: TILA-RESPA Integrated Disclosure: Loan Estimate not provided within loan images to evidence delivery to the Borrower(s).  The earliest Closing Disclosure provided in the   COMMENT: 2022/XX/25: No AUS in file or guidelines provided.
                                                                                                                                                                                                                                                                                        loan file was used as the estimated baseline for Tolerance Testing.  Depending on the actual values on the initial Loan Estimate, a fee tolerance cure of up to $XXX may be required. - EV2                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide
                                                                                                                                                                                                                                                                                        *** (OPEN) TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (Final/09/XX/2020) - EV2                                                                        Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
                                                                                                                                                                                                                                                                                        *** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV1                                                                                                                                                                                                                                      COMMENT: 2022/XX/25: Affiliated Business Arrangement in file was provided at close, there was no evidence of an earlier disclosure provided to the borrower.
                                                                                                                                                                                                                                                                                        *** (CURED) TRID Zero Percent Tolerance Violation With Sufficient Cure - 1026.19(f)(2) Cure: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - Recording Service Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Sufficient or excess cure was provided to the   *** (OPEN) TILA-RESPA Integrated Disclosure: application date on or after 10/XX/2015, no Loan Estimates in the Loan File: TILA-RESPA Integrated Disclosure: Loan Estimate not
                                                                                                                                                                                                                                                                                        borrower. (75197) - EV1                                                                                                                                                                                                                                                                               provided within loan images to evidence delivery to the Borrower(s).  The earliest Closing Disclosure provided in the loan file was used as the estimated baseline for Tolerance
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              Testing.  Depending on the actual values on the initial Loan Estimate, a fee tolerance cure of up to $XXX may be required.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              COMMENT: 2022/XX/25: File is missing a Loan Estimate.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                   *** (OPEN) TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (Final/09/XX/2020)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              COMMENT: 2022/XX/25: Final CD in file was issued on 09/XX/2020 and received on 09/XX/2020. There was no evidence of an earlier CD in the loan file.
2880002182 XXX       XXX       XXX       3        3       *** (OPEN) AUS/Guideline Findings: All conditions were not met - EV3                              *** (OPEN) AUS/Guideline Findings: All conditions were not met                                                  3           *** (OPEN) General Ability To Repay - Missing Investor Guideline Qualifying Total Debt Ratio: Unable to complete ATR testing due to missing investor guideline qualifying total debt ratio. - EV3                                                                                                     *** (OPEN) General Ability To Repay - Missing Investor Guideline Qualifying Total Debt Ratio: Unable to complete ATR testing due to missing investor guideline qualifying total   C           C           Yes      Yes       Final HUD1 NY    8/XX/2015    Purchase      Primary     XXX        $XXX                  UTD          ATR Risk
                                                                                                                                                            COMMENT: 2022/XX/11: Missing guidelines;  loan is waterfalling to standard QM/ATR documentation requirements.               *** (OPEN) General Ability To Repay Provision Investor Guidelines Not Provided: Ability to Repay (Dodd-Frank 2014): Unable to determine ability to repay due to missing guidelines. Loan characteristics are DTI: 36.33350%, LTV/CLTV: 80.00000%/80.00000%, Credit Score: 780, Occupancy: Primary,    debt ratio.
                                                                                                                                                                                                                                                                                        Purpose: Purchase, - EV3                                                                                                                                                                                                                                                                              COMMENT: 2022/XX/11: Guidelines not provided
                                                                                                                                                                                                                                                                                        *** (OPEN) Unknown Loan Designation Test: Ability to Repay / Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation not provided. Loan tested as Non-QM.  Due Diligence Loan Designation is ATR Risk. - EV3                                                                                *** (OPEN) General Ability To Repay Provision Investor Guidelines Not Provided: Ability to Repay (Dodd-Frank 2014): Unable to determine ability to repay due to missing
                                                                                                                                                                                                                                                                                        *** (OPEN) ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before       guidelines. Loan characteristics are DTI: 36.33350%, LTV/CLTV: 80.00000%/80.00000%, Credit Score: 780, Occupancy: Primary, Purpose: Purchase,
                                                                                                                                                                                                                                                                                        closing. (Type:Primary/05/XX/2015) - EV2                                                                                                                                                                                                                                                              COMMENT: 2022/XX/11: Missing guidelines;  loan is waterfalling to standard QM/ATR documentation requirements.
                                                                                                                                                                                                                                                                                        *** (OPEN) RESPA (2010) - 0% Tolerance (Line 1203) With Cure: RESPA (2010): 0% tolerance violation for 1203 fee with evidence of cure provided on Final HUD-1 - EV2                                                                                                                                   *** (OPEN) Unknown Loan Designation Test: Ability to Repay / Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation not provided. Loan tested as Non-QM.  Due
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              Diligence Loan Designation is ATR Risk.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              COMMENT: 2022/XX/11: Guidelines not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              *** (OPEN) RESPA (2010) - 0% Tolerance (Line 1203) With Cure: RESPA (2010): 0% tolerance violation for 1203 fee with evidence of cure provided on Final HUD-1
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              COMMENT: 2022/XX/11: Cure provided.
3367181042 XXX       XXX       XXX       3        3       *** (OPEN) Missing Document: Source of Funds/Deposit not provided - EV3                           *** (OPEN) Missing Document: Source of Funds/Deposit not provided                                               2           *** (OPEN) (Doc Error) GFE Error: Changed Circumstance not provided.: GFE Date: 02/XX/2016 - EV2                                                                                                                                                                                                      *** (OPEN) RESPA Disclosure -  HUD Settlement Cost Booklet Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule:  HUD Settlement Cost Booklet not provided   B           B           Yes      Yes       Final HUD1 NY    2/XX/2016    Purchase      Primary     XXX        $XXX                  Temporary    Temporary
                                                          *** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most   COMMENT: 2022/XX/11: Gift Fund documentation provided was the Gift Letter and Donor's check but was missing                 *** (OPEN) ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Not Provided Timely: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide "Right to Receive a Copy" appraisal disclosure to applicant within three (3) business days of application or determination of first   to applicant within three (3) business days of application.                                                                                                                                                                                                                                                           SHQM         SHQM
                                                          recent FEMA disaster. - EV1                                                                       source of fund.                                                                                                             lien status. - EV2                                                                                                                                                                                                                                                                                    COMMENT: 2022/XX/11: RESPA Disclosure Rule: HUD Settlement Cost Booklet not provided to applicant within three (3) business days of application.                                                                                                                                                                      (GSE/Agency  (GSE/Agency
                                                                                                                                                                                                                                                                                        *** (OPEN) RESPA Disclosure -  HUD Settlement Cost Booklet Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule:  HUD Settlement Cost Booklet not provided to applicant within three (3) business days of application. - EV2                                                                                                                                                                                                                                                                                                                                                                           Eligible)    Eligible)
3725004075 XXX       XXX       XXX       3        3       *** (OPEN) Asset documentation requirements not met. - EV3                                        *** (OPEN) Asset documentation requirements not met.                                                            3           *** (OPEN) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM does not match Due Diligence Loan Designation of ATR Risk. - EV3                                                                                                    *** (OPEN) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM does not match Due Diligence Loan Designation   C           C           Yes      No                   CA    10/XX/2017   Purchase      Primary     XXX        $XXX                  Safe Harbor  ATR Risk
                                                          *** (OPEN) AUS/Guideline Findings: All conditions were not met - EV3                              COMMENT: 2022/XX/24: EMD not sourced.                                                                                       *** (OPEN) General Ability To Repay - Missing Investor Guideline Qualifying Total Debt Ratio: Unable to complete ATR testing due to missing investor guideline qualifying total debt ratio. - EV3                                                                                                     of ATR Risk.                                                                                                                                                                                                                                                                                                          QM
                                                          *** (OPEN) Transaction Error: Total Cash-out on a purchase transaction. - EV3                     *** (OPEN) AUS/Guideline Findings: All conditions were not met                                                              *** (OPEN) General Ability To Repay Provision Investor Guidelines Not Provided: Ability to Repay (Dodd-Frank 2014): Unable to determine ability to repay due to missing guidelines. Loan characteristics are DTI: 43.45271%, LTV/CLTV: 80.00000%/80.00000%, Credit Score: 691, Occupancy: Primary,    COMMENT: 2022/XX/24: Guidelines not provided.
                                                          *** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most   COMMENT: 2022/XX/18: Guidelines not provided.                                                                               Purpose: Purchase, - EV3                                                                                                                                                                                                                                                                              *** (OPEN) General Ability To Repay Provision Investor Guidelines Not Provided: Ability to Repay (Dodd-Frank 2014): Unable to determine ability to repay due to missing
                                                          recent FEMA disaster. - EV1                                                                                                                                                                                                   *** (OPEN) QM DTI: Qualified Mortgage (Dodd-Frank 2014): Total Debt to Income Ratio exceeds 43% and the images do not provide evidence loan is eligible for purchase, guarantee or insurance by the appropriate agency. - EV3                                                                         guidelines. Loan characteristics are DTI: 43.45271%, LTV/CLTV: 80.00000%/80.00000%, Credit Score: 691, Occupancy: Primary, Purpose: Purchase,
                                                                                                                                                                                                                                                                                        *** (OPEN) QM Employment History: Qualified Mortgage (Dodd-Frank 2014): Employment history requirement not met. (XXX/10404214) - EV3                                                                                                                                                                  COMMENT: 2022/XX/18: Missing guidelines;  loan is waterfalling to standard QM/ATR documentation requirements.
                                                                                                                                                                                                                                                                                        *** (OPEN) ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before       *** (OPEN) QM DTI: Qualified Mortgage (Dodd-Frank 2014): Total Debt to Income Ratio exceeds 43% and the images do not provide evidence loan is eligible for purchase, guarantee
                                                                                                                                                                                                                                                                                        closing. (Type:Primary/10/XX/2017) - EV2                                                                                                                                                                                                                                                              or insurance by the appropriate agency.
                                                                                                                                                                                                                                                                                        *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2             COMMENT: 2022/XX/18: Missing guidelines;  loan is waterfalling to standard QM/ATR documentation requirements.
                                                                                                                                                                                                                                                                                        *** (OPEN) RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule (Dodd-Frank 2014): List of Homeownership Counseling Organizations not provided to applicant within three (3) business days of application. -   *** (OPEN) QM Employment History: Qualified Mortgage (Dodd-Frank 2014): Employment history requirement not met. (XXX/10404214)
                                                                                                                                                                                                                                                                                        EV2                                                                                                                                                                                                                                                                                                   COMMENT: 2022/XX/18: Missing guidelines;  loan is waterfalling to standard QM/ATR documentation requirements.
                                                                                                                                                                                                                                                                                        *** (OPEN) TRID Final Closing Disclosure Total Property Costs Year 1 - Pre October 2018 Test: TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Estimated Property Costs over Year 1 of $XXX on Final Closing Disclosure provided on 10/XX/2017 not accurate. (Final/10/XX/2017) - EV2   *** (OPEN) RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule (Dodd-Frank 2014): List of
                                                                                                                                                                                                                                                                                        *** (OPEN) TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (Initial/10/XX/2017) - EV2                                                                      Homeownership Counseling Organizations not provided to applicant within three (3) business days of application.
                                                                                                                                                                                                                                                                                        *** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Tax Service Fee (Life Of Loan).  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower.    COMMENT: 2022/XX/18: Document not provided within required timeframe.
                                                                                                                                                                                                                                                                                        (7580) - EV2                                                                                                                                                                                                                                                                                          *** (OPEN) TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business
                                                                                                                                                                                                                                                                                        *** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Flood Certification (Life Of Loan).  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the          days prior to closing. (Initial/10/XX/2017)
                                                                                                                                                                                                                                                                                        borrower. (7579) - EV2                                                                                                                                                                                                                                                                                COMMENT: 2022/XX/18: Document not provided within required timeframe.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              *** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Tax Service Fee
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              (Life Of Loan).  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7580)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              COMMENT: 2022/XX/18: Zero Percent Fee Tolerance exceeded for Tax Service Fee (Life Of Loan).  No cure provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              *** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Flood Certification
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              (Life Of Loan).  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7579)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              COMMENT: 2022/XX/18: Zero Percent Fee Tolerance exceeded for Flood Certification (Life Of Loan).  No cure provided.
3207849582 XXX       XXX       XXX       3        3       *** (OPEN) Aged document: Asset Account date is more than 90 days prior to Closing.: Financial    *** (OPEN) Aged document: Asset Account date is more than 90 days prior to Closing.: Financial Institution: XXX 3           *** (OPEN) Check Loan Designation Match - ATR: Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Fail. - EV3                                                                                                             *** (OPEN) Check Loan Designation Match - ATR: Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR     C           C           Yes      No                   NY    1/XX/2020    Refinance     Primary     XXX        $XXX                  Non QM       ATR Fail
                                                          Institution: XXX // Account Type: Checking / Account Number: XXX, Financial Institution: XXX //   // Account Type: Checking / Account Number: XXX, Financial Institution: XXX // Account Type: Savings / Account              *** (OPEN) General Ability To Repay - Missing Investor Guideline Qualifying Total Debt Ratio: Unable to complete ATR testing due to missing investor guideline qualifying total debt ratio. - EV3                                                                                                     Fail.
                                                          Account Type: Savings / Account Number: XXX - EV3                                                 Number: XXX                                                                                                                 *** (OPEN) General Ability To Repay Provision Income and Assets - Partnership: Ability to Repay (Dodd-Frank 2014): Unable to verify Partnership income using reasonably reliable third-party records. (XXX XXX/Partnership) - EV3                                                                     COMMENT: 2022/XX/25: Failure due to missing AUS/Guidelines.
                                                          *** (OPEN) Aged document: Credit Report  is more than 90 days prior to the note date.: Credit     COMMENT: 2022/XX/25: Asset Document date is more than 90 days prior to the Note date or notary date                         *** (OPEN) General Ability To Repay Provision Investor Guidelines Not Provided: Ability to Repay (Dodd-Frank 2014): Unable to determine ability to repay due to missing guidelines. Loan characteristics are DTI: 46.90567%, LTV/CLTV: 47.88811%/47.88811%, Credit Score: 801, Occupancy: Primary,    *** (OPEN) General Ability To Repay Provision Income and Assets - Partnership: Ability to Repay (Dodd-Frank 2014): Unable to verify Partnership income using reasonably reliable
                                                          Report: Original // Borrower: XXX - EV3                                                           *** (OPEN) Aged document: Credit Report  is more than 90 days prior to the note date.: Credit Report: Original              Purpose: Refinance, Rate/Term - EV3                                                                                                                                                                                                                                                                   third-party records. (XXX XXX/Partnership)
                                                          *** (OPEN) AUS/Guideline Findings: All conditions were not met - EV3                              // Borrower: XXX                                                                                                            *** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing. - EV2                                                                  COMMENT: 2022/XX/25: third party verification within 10 business days of the note date is missing
                                                          *** (OPEN) Insufficient Coverage: Hazard insurance coverage amount is insufficient. - EV3         COMMENT: 2022/XX/25: Document Verified Credit Report date is more than 90 days prior to the note date or notary             *** (OPEN) ECOA Appraisal Disclosure - ECOA Status: ECOA - File does not evidence the consumer was provided with the right to receive a copy of the Appraisal Disclosure. - EV2                                                                                                                       *** (OPEN) General Ability To Repay Provision Investor Guidelines Not Provided: Ability to Repay (Dodd-Frank 2014): Unable to determine ability to repay due to missing
                                                          *** (OPEN) Missing Document: AUS not provided - EV3                                               date                                                                                                                        *** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2                                                                                                                                                                             guidelines. Loan characteristics are DTI: 46.90567%, LTV/CLTV: 47.88811%/47.88811%, Credit Score: 801, Occupancy: Primary, Purpose: Refinance, Rate/Term
                                                          *** (OPEN) Missing document: Lease on leasehold property is not in file - EV3                     *** (OPEN) AUS/Guideline Findings: All conditions were not met                                                              *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2             COMMENT: 2022/XX/25: File is missing AUS/guides.
                                                          *** (OPEN) Missing Document: Loan Underwriting and Transmittal Summary (1008) / MCAW not provided COMMENT: 2022/XX/25: File is missing AUS/guidelines.                                                                        *** (OPEN) RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List of Homeownership Counseling Organizations to borrower. - EV2                                                                             *** (OPEN) ECOA Appraisal Disclosure - ECOA Status: ECOA - File does not evidence the consumer was provided with the right to receive a copy of the Appraisal Disclosure.
                                                          - EV3                                                                                             *** (OPEN) Insufficient Coverage: Hazard insurance coverage amount is insufficient.                                         *** (OPEN) TILA-RESPA Integrated Disclosure: application date on or after 10/XX/2015, no Loan Estimates in the Loan File: TILA-RESPA Integrated Disclosure: Loan Estimate not provided within loan images to evidence delivery to the Borrower(s).  The earliest Closing Disclosure provided in the   COMMENT: 2022/XX/25: Initial disclosure is missing from file
                                                          *** (OPEN) Refi Purpose reflects Rate/Term and cash out greater than the lesser of 2% of the loan COMMENT: 2022/XX/25: Document Verified Hazard Insurance Coverage Amount is insufficient                                     loan file was used as the estimated baseline for Tolerance Testing.  Depending on the actual values on the initial Loan Estimate, a fee tolerance cure of up to $XXX may be required. - EV2                                                                                                           *** (OPEN) TILA-RESPA Integrated Disclosure: application date on or after 10/XX/2015, no Loan Estimates in the Loan File: TILA-RESPA Integrated Disclosure: Loan Estimate not
                                                          amount or $XXX. - EV3                                                                                                                                                                                                         *** (OPEN) TRID Final Closing Disclosure Escrowed Property Costs Year 1 -  October 2018 Test: TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Escrowed Property Costs over Year 1 of $XXX on Final Closing Disclosure provided on 01/XX/2020 not accurate. (Final/01/XX/2020) - EV2    provided within loan images to evidence delivery to the Borrower(s).  The earliest Closing Disclosure provided in the loan file was used as the estimated baseline for Tolerance
                                                                                                                                                                                                                                                                                        *** (OPEN) TRID Final Closing Disclosure Non Escrowed Property Costs Year 1: TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Non-Escrowed Property Costs over Year 1 of $XXX on Final Closing Disclosure provided on 01/XX/2020 not accurate. (Final/01/XX/2020) - EV2                 Testing.  Depending on the actual values on the initial Loan Estimate, a fee tolerance cure of up to $XXX may be required.
                                                                                                                                                                                                                                                                                        *** (OPEN) TRID Final Closing Disclosure Will Have Escrow -  Monthly Escrow Payment Underdisclosed: TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on 01/XX/2020 did not disclose the Monthly Escrow Payment. (Final/01/XX/2020) - EV2                        COMMENT: 2022/XX/25: Loan Estimate not provided within loan images to evidence delivery to the Borrower
                                                                                                                                                                                                                                                                                        *** (OPEN) TRID Final Closing Disclosure Will Have Escrow Account: TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on 01/XX/2020 incorrectly disclosed whether the loan will have an escrow account. (Final/01/XX/2020) - EV2                                  *** (OPEN) TRID Final Closing Disclosure Escrowed Property Costs Year 1 -  October 2018 Test: TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Escrowed Property
                                                                                                                                                                                                                                                                                        *** (OPEN) TRID Final Closing Disclosure Will Not Have Escrow Account: TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on 01/XX/2020 incorrectly disclosed whether the loan will have an escrow account. (Final/01/XX/2020) - EV2                              Costs over Year 1 of $XXX on Final Closing Disclosure provided on 01/XX/2020 not accurate. (Final/01/XX/2020)
                                                                                                                                                                                                                                                                                        *** (OPEN) TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (Final/01/XX/2020) - EV2                                                                        COMMENT: 2022/XX/25: Page 1 of the CD reflects no escrows, however page 4 does.
                                                                                                                                                                                                                                                                                        *** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV1                                                                                                                                                                                                                                      *** (OPEN) TRID Final Closing Disclosure Non Escrowed Property Costs Year 1: TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Non-Escrowed Property Costs over Year
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              1 of $XXX on Final Closing Disclosure provided on 01/XX/2020 not accurate. (Final/01/XX/2020)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              COMMENT: 2022/XX/25: Page 1 of the CD reflects no escrows, however page 4 does.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              *** (OPEN) TRID Final Closing Disclosure Will Have Escrow -  Monthly Escrow Payment Underdisclosed: TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              provided on 01/XX/2020 did not disclose the Monthly Escrow Payment. (Final/01/XX/2020)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              COMMENT: 2022/XX/25: Loan Disclosures: Final Closing Disclosure provided on 01/XX/2020 did not disclose the Monthly Escrow Payment.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              *** (OPEN) TRID Final Closing Disclosure Will Have Escrow Account: TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on 01/XX/2020 incorrectly disclosed whether the loan will have an escrow account. (Final/01/XX/2020)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              COMMENT: 2022/XX/25: Loan Disclosures: Final Closing Disclosure provided on 01/XX/2020 incorrectly disclosed whether the loan will have an escrow account.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              *** (OPEN) TRID Final Closing Disclosure Will Not Have Escrow Account: TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on 01/XX/2020 incorrectly disclosed whether the loan will have an escrow account. (Final/01/XX/2020)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              COMMENT: 2022/XX/25: Loan Disclosures: Final Closing Disclosure provided on 01/XX/2020 incorrectly disclosed whether the loan will have an escrow account.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              *** (OPEN) TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (Final/01/XX/2020)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              COMMENT: 2022/XX/25: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing
2979892990 XXX       XXX       XXX       2                *** (OPEN) Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report                                                                                                                    2           *** (OPEN) (Doc Error) GFE Error: There is no evidence that the interest rate was locked prior to closing - EV2                                                                                                                                                                                                                                                                                                                                                                         B           B           Yes      Yes       Final HUD1 IN    6/XX/2013    Refinance     Primary     XXX        $XXX
                                                          Date: 06/XX/2013 - EV3                                                                                                                                                                                                        *** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing. - EV2
                                                          *** (OPEN) Missing Document: Missing Final 1003 - EV1                                                                                                                                                                         *** (OPEN) 2011 TIL-MDIA - Introductory Escrow Payment Inaccurate: Truth in Lending Act (MDIA 2011):  The amount of taxes and insurance, including any mortgage insurance, on the Final TIL does not match the amount of taxes and insurance, including any mortgage insurance, for the loan. - EV2
                                                          *** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV1                                                                                                                                          *** (OPEN) 2011 TIL-MDIA Rate-Payment Summary Table - Introductory Total Payment (PITI) Inaccurate: Truth in Lending Act (MDIA 2011):  Total payment amount (PITI) on the Final TIL does not match the total payment amount for the loan. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) RESPA (2010) -  Existence of Escrow Account on Final GFE Inaccurate: RESPA (2010): Existence of escrow account disclosed on Final GFE does not match actual terms. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) RESPA (2010) -  Initial Payment on Final HUD-1 Inaccurate: RESPA (2010): Initial payment on Final HUD-1 does not match actual payment on loan. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) RESPA (2010) - Written Service Provider List Not Provided Timely: RESPA (2010) - Borrower did not receive a list of service providers at the time the Good Faith Estimate was provided. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Right of Rescission Timing - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) SAFE Act - Individual LO NMLS does not match NMLS: Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator NMLSR information on loan documents does not match NMLSR. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) SAFE Act - Individual LO NMLS license status not approved: Unable to test Individual Loan Originator license status due to missing information. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) SAFE Act - Individual LO not licensed at time of application: Unable to test Loan Originator license due to missing information. - EV2
3064287047 XXX       XXX       XXX       2                *** (OPEN) Missing Document: Appraisal not provided - EV3                                                                                                                                                         2           *** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing. - EV2                                                                  *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the       B           B           Yes      Yes       Final HUD1 CT    6/XX/2013    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                        *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                amount of $XXX.
                                                                                                                                                                                                                                                                                        *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2                                                                                                     COMMENT: 2021/XX/10: Unable to determine under disclosure, due to missing itemization of amount financed.
                                                                                                                                                                                                                                                                                        *** (OPEN) Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Unable to determine if Notice of Right to Cancel was executed on the proper Model Form. The H-9 form was used instead of the H-8 form, however, the loan file does not contain evidence that the refinance was by the original creditor. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2013 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) RESPA (2010) - 10% Tolerance With Cure: RESPA (2010): 10% tolerance violation with evidence of cure provided on Final HUD-1. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) RESPA -  Initial Escrow Account Statement Missing: RESPA: Initial escrow account statement was not provided to the borrower. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) SAFE Act - LO Company NMLS license status not approved: Unable to test LO company status due to missing information. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) SAFE Act - LO Company not licensed at time of application: Unable to test LO company NMLS license due to missing information. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Secure and Fair Enforcement for Mortgage Licensing Act:  Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
3522665328 XXX       XXX       XXX       1                                                                                                                                                                                                                                  1                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                   A           A           No       Yes       Final HUD1 NJ    1/XX/2011    Refinance     Investment  XXX        $XXX
3539369888 XXX       XXX       XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV1                                                                                                                                                             2           *** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing. - EV2                                                                                                                                                                                                                                                    B           B           Yes      Yes       Final HUD1 MO    8/XX/2012    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                        *** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2012 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) RESPA (2010) - GFE column on HUD Comparison Chart Inaccurate: RESPA (2010) - GFE column on page 3 of Final HUD-1 does not match most recently disclosed GFE. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) SAFE Act - LO Company NMLS license status not approved: Unable to test LO company status due to missing information. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) SAFE Act - LO Company not licensed at time of application: Unable to test LO company NMLS license due to missing information. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Secure and Fair Enforcement for Mortgage Licensing Act:  Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
3276267872 XXX       XXX       XXX       2                                                                                                                                                                                                                                  2           *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2                                                                                                     *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the       B           B           Yes      Yes       Final HUD1 AZ    8/XX/2003    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                        *** (OPEN) Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Unable to determine if Notice of Right to Cancel was executed on the proper Model Form. The H-9 form was used instead of the H-8 form, however, the loan file does not contain evidence amount of $XXX.
                                                                                                                                                                                                                                                                                        that the refinance was by the original creditor. - EV2                                                                                                                                                                                                                                                COMMENT: 2021/XX/01: Unable to determine under disclosure due to missing Itemization of Amount Financed
3212022287 XXX       XXX       XXX       3                *** (OPEN) Missing Document: Appraisal not provided - EV3                                                                                                                                                         3           *** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3                                                                                                                                                                                                                                                                          D           D           Yes      No        Missing    VT    1/XX/2013    Refinance     UTD         XXX        $XXX
                                                          *** (OPEN) Missing Document: Credit Report not provided - EV3                                                                                                                                                                 *** (OPEN) (Doc Error) Initial GFE not provided - EV2
                                                          *** (OPEN) Missing Document: Missing Final 1003 - EV1                                                                                                                                                                         *** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) (Missing Data) Missing Information to Determine Origination Channel: Unable to determine the origination channel based on the loan documents provided for review. The compliance review was performed with using the equivalent evaluation that would be considered for an Origination
                                                                                                                                                                                                                                                                                        Channel of Retail. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 01/XX/2013 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2012 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) RESPA -  Initial GFE Missing: RESPA: Initial GFE not provided to Borrower(s). - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Secure and Fair Enforcement for Mortgage Licensing Act:  Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) TIL-MDIA - Initial TIL Missing: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not provided to the borrower. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2
3117941742 XXX       XXX       XXX       3                *** (OPEN) Missing Document: Appraisal not provided - EV3                                                                                                                                                         3           *** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3                                                                                                                                                                                                                                                                          D           D           Yes      No        Missing    WA    1/XX/2004    UTD           UTD         XXX        $XXX
                                                          *** (OPEN) Missing Document: Missing Final 1003 - EV1                                                                                                                                                                         *** (OPEN) (Doc Error) Initial GFE not provided - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 01/XX/2004 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2003 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2
3716229368 XXX       XXX       XXX       2                                                                                                                                                                                                                                  2           *** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2                                                                                                                                                                             *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the       B           B           Yes      Yes       Final HUD1 CA    6/XX/2005    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                        *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2                                                                                                     amount of $XXX.
                                                                                                                                                                                                                                                                                        *** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2                                                                                         COMMENT: 2021/XX/08: Unable to determine under disclosure of $XXX due to missing itemization of amount financed.
                                                                                                                                                                                                                                                                                        *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2
3142098860 XXX       XXX       XXX       2                                                                                                                                                                                                                                  2           *** (OPEN) (Doc Error) Initial GFE not provided - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                   B           B           Yes      Yes       Final HUD1 MI    6/XX/2007    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                        *** (OPEN) ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) CHARM Booklet Disclosure Prior to Closing Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Michigan Consumer Caution and Home Ownership Counseling Notice Not Provided: Michigan Consumer Mortgage Protection Act:  Consumer Caution and Home Ownership Counseling Notice not provided to borrower. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Michigan Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided): Michigan Consumer Mortgage Protection Act:  Borrower Bill of Rights disclosure not provided to borrower. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Michigan Consumer Mortgage Protection Act (Counseling Agencies List): Michigan Consumer Mortgage Protection Act:  List of HUD-approved credit counseling agencies not provided to borrower. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Michigan Prepayment Penalty: Michigan Prepayment Penalty: Maximum calculated prepay of $XXX exceeds the state maximum for first lien loans of 1% of the prepaid balance ($XXX).  Prepay language states prepay will not exceed maximum permitted by applicable law. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
3006808646 XXX       XXX       XXX       1                                                                                                                                                                                                                                  1                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                   A           A           Yes      Yes       Final HUD1 NM    1/XX/2003    Refinance     Primary     XXX        $XXX
2989389782 XXX       XXX       XXX       2                                                                                                                                                                                                                                  2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 04/XX/2006 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                                                                 B           B           Yes      Yes       Final HUD1 FL    4/XX/2006    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                        *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 04/XX/2006, prior to three (3) business days from transaction date of 04/XX/2006. - EV2
3609541704 XXX       XXX       XXX       2                                                                                                                                                                                                                                  2           *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 03/XX/2004, prior to three (3) business days from transaction date of 03/XX/2004. - EV2                                                                                                                                                                                                                                    B           B           Yes      Yes       Final HUD1 IL    3/XX/2004    Refinance     Primary     XXX        $XXX
3447829249 XXX       XXX       XXX       2                                                                                                                                                                                                                                  2           *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2                                                                                                     *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the       B           B           Yes      Yes       Final HUD1 NJ    10/XX/2004   Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              amount of $XXX.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              COMMENT: 2021/XX/23: TIL itemization did not disclose an application fee of $XXX a flood cert fee of $XXX a subordination fee of $XXX and a courier fee of $XXX as prepaid finance charges.
3365058737 XXX       XXX       XXX       2        1                                                                                                                                                                                                                         2           *** (OPEN) Federal Loan Originator Compensation - Individual LO Not NMLS Licensed at Time of Application: Truth in Lending Act (NMLSR Dodd- Frank 2014): Individual Loan Originator not NMLS licensed or registered at time of application. - EV2                                                     *** (OPEN) Federal Loan Originator Compensation - Individual LO Not NMLS Licensed at Time of Application: Truth in Lending Act (NMLSR Dodd- Frank 2014): Individual Loan          B           B           Yes      Yes       Final HUD1 VA    12/XX/2014   Refinance     Primary     XXX        $XXX                  Temporary    Temporary
                                                                                                                                                                                                                                                                                        *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2                                                                                                     Originator not NMLS licensed or registered at time of application.                                                                                                                                                                                                                                                    SHQM         SHQM
                                                                                                                                                                                                                                                                                        *** (OPEN) RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges. - EV2                                                         COMMENT: 2021/XX/04: Per the NMLS website, the subject Loan Originator with NMLS ID #XXX was never licensed in the subject State of Virginia and has never been authorized to                                                                                                                                         (GSE/Agency  (GSE/Agency
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              represent the subject loan lender.                                                                                                                                                                                                                                                                                    Eligible)    Eligible)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              COMMENT: 2021/XX/04: Unable to determine underdisclosure due to missing a breakdown of the Lender credit reflected on Line 802 of Final HUD-1.
2956778139 XXX       XXX       XXX       3        3       *** (OPEN) Missing Document: Fraud Report not provided - EV3                                                                                                                                                      1                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                   A           A           Yes      Yes       Final HUD1 AZ    10/XX/2014   Purchase      Primary     XXX        $XXX                  Temporary    Temporary
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    SHQM         SHQM
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    (GSE/Agency  (GSE/Agency
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Eligible)    Eligible)
3475338137 XXX       XXX       XXX       2        1       *** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most   *** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA     2           *** (OPEN) ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/07/XX/2016) - EV2               *** (OPEN) ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each B           B           Yes      No                   FL    7/XX/2016    Purchase      Primary     XXX        $XXX                  Temporary    Temporary
                                                          recent FEMA disaster. - EV1                                                                       disaster.                                                                                                                   *** (OPEN) ECOA Appraisal Disclosure - ECOA Timing: ECOA - File does not evidence the consumer was provided with the right to receive a copy of the Appraisal Disclosure within 3 days of the loan application date. - EV2                                                                            valuation to applicant three (3) business days prior to consummation. (Type:Primary/07/XX/2016)                                                                                                                                                                                                                       SHQM         SHQM
                                                                                                                                                            COMMENT: 2021/XX/08: The property is located in a FEMA Disaster Area.  Provide a post-disaster inspection                   *** (OPEN) TILA-RESPA Integrated Disclosure: application date on or after 10/XX/2015, no Loan Estimates in the Loan File: TILA-RESPA Integrated Disclosure: Loan Estimate not provided within loan images to evidence delivery to the Borrower(s).  The earliest Closing Disclosure provided in the   COMMENT: 2021/XX/08: Verification appraisal was delivered to borrower was not provided.                                                                                                                                                                                                                               (GSE/Agency  (GSE/Agency
                                                                                                                                                            verifying there was no damage from enter disaster info here.  The inspection must include exterior photos and               loan file was used as the estimated baseline for Tolerance Testing.  Depending on the actual values on the initial Loan Estimate, a fee tolerance cure of up to $XXX may be required. - EV2                                                                                                           *** (OPEN) ECOA Appraisal Disclosure - ECOA Timing: ECOA - File does not evidence the consumer was provided with the right to receive a copy of the Appraisal Disclosure within 3                                                                                                                                     Eligible)    Eligible)
                                                                                                                                                            the property must be re-inspected on or after XX/XX/XXXX  declared end date.                                                                                                                                                                                                                                                                                                                                                      days of the loan application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              COMMENT: 2021/XX/08: Borrower signed the Multi-Purpose Disclosure on 7/XX/2016.  No further documentation was located in the file.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              *** (OPEN) TILA-RESPA Integrated Disclosure: application date on or after 10/XX/2015, no Loan Estimates in the Loan File: TILA-RESPA Integrated Disclosure: Loan Estimate not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              provided within loan images to evidence delivery to the Borrower(s).  The earliest Closing Disclosure provided in the loan file was used as the estimated baseline for Tolerance
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              Testing.  Depending on the actual values on the initial Loan Estimate, a fee tolerance cure of up to $XXX may be required.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              COMMENT: 2021/XX/08: The file is missing Loan Estimate/s.
2817595168 XXX       XXX       XXX       3        3       *** (OPEN) AUS Findings: Available for Reserves discrepancy. - EV3                                                                                                                                                3           *** (OPEN) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of HUD Safe Harbor QM does not match Due Diligence Loan Designation of Non QM. - EV3                                                                                                  *** (OPEN) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of HUD Safe Harbor QM does not match Due Diligence Loan           D           D           Yes      No                   KY    7/XX/2019    Purchase      Primary     XXX        $XXX                  HUD Safe     Non QM
                                                          *** (OPEN) AUS Findings: PITIA months reserves discrepancy. - EV3                                                                                                                                                             *** (OPEN) HUD QM AU Finding Fail: HUD Qualified Mortgage (Dodd-Frank 2014): Subject loan is not eligible to be insured or guaranteed by FHA. - EV3                                                                                                                                                   Designation of Non QM.                                                                                                                                                                                                                                                                                                Harbor QM
                                                          *** (OPEN) FHA - Amendatory Clause is not compliant.: Disclosure: FHA - Amendatory Clause                                                                                                                                     *** (OPEN) Missing Document: Note - Subject Lien not provided - EV3                                                                                                                                                                                                                                   COMMENT: 2022/XX/09: Missing asset documentation;  loan is waterfalling to standard QM/ATR documentation requirements.
                                                          (Government Documents) - EV3                                                                                                                                                                                                  *** (OPEN) QM DTI: Qualified Mortgage (Dodd-Frank 2014): Total Debt to Income Ratio exceeds 43% and the images do not provide evidence loan is eligible for purchase, guarantee or insurance by the appropriate agency. - EV3                                                                         *** (OPEN) HUD QM AU Finding Fail: HUD Qualified Mortgage (Dodd-Frank 2014): Subject loan is not eligible to be insured or guaranteed by FHA.
                                                          *** (OPEN) FHA Minimum Required Investment was not met.  Borrower's MRI is below minimum                                                                                                                                      *** (OPEN) QM Employment History: Qualified Mortgage (Dodd-Frank 2014): Employment history requirement not met. (XXX/10549414) - EV3                                                                                                                                                                  COMMENT: 2022/XX/09: Missing asset documentation;  loan is waterfalling to standard QM/ATR documentation requirements.
                                                          required. - EV3                                                                                                                                                                                                               *** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing. - EV2                                                                  *** (OPEN) QM DTI: Qualified Mortgage (Dodd-Frank 2014): Total Debt to Income Ratio exceeds 43% and the images do not provide evidence loan is eligible for purchase, guarantee
                                                          *** (OPEN) The verification of employment is not within 10 business days of the Note.: Borrower:                                                                                                                              *** (OPEN) ECOA Appraisal - Appraisal Provided Prior to Date Performed: ECOA Valuations Rule (Dodd-Frank 2014): Date valuation provided to applicant is prior to the date when valuation was performed.  Unable to determine compliance with appraisal timing requirements. (Type:Primary/07/XX/2019) or insurance by the appropriate agency.
                                                          XXX // Employment Type: Employment / Income Type: Wages / Start Date: 05/XX/2019 - EV3                                                                                                                                        - EV2                                                                                                                                                                                                                                                                                                 COMMENT: 2022/XX/09: Missing asset documentation;  loan is waterfalling to standard QM/ATR documentation requirements.
                                                          *** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most                                                                                                                               *** (OPEN) RESPA -  Initial Escrow Account Statement Missing: RESPA: Initial escrow account statement was not provided to the borrower. - EV2                                                                                                                                                         *** (OPEN) QM Employment History: Qualified Mortgage (Dodd-Frank 2014): Employment history requirement not met. (XXX/10549414)
                                                          recent FEMA disaster. - EV1                                                                                                                                                                                                   *** (OPEN) TIL Higher Priced Mortgage Loan Safe Harbor Test: TILA HPML appraisal Rule (Dodd-Frank 2014): Safe Harbor requirements not satisfied. - EV2                                                                                                                                                COMMENT: 2022/XX/09: Letter of explanation was not provided for gap in employment.
                                                          *** (OPEN) Missing Document: Missing Final 1003 - EV1                                                                                                                                                                         *** (OPEN) TRID Final Closing Disclosure Will Have Escrow -  Monthly Escrow Payment Underdisclosed: TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on 07/XX/2019 disclosed the Monthly Escrow Payment that does not match the actual escrow payment for the   *** (OPEN) TRID Final Closing Disclosure Will Have Escrow -  Monthly Escrow Payment Underdisclosed: TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure
                                                                                                                                                                                                                                                                                        loan. (Final/07/XX/2019) - EV2                                                                                                                                                                                                                                                                        provided on 07/XX/2019 disclosed the Monthly Escrow Payment that does not match the actual escrow payment for the loan. (Final/07/XX/2019)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              COMMENT: 2022/XX/09: The Monthly Escrow Payment disclosed on the final CD  does not match the actual escrow payment for the loan.
3686835682 XXX       XXX       XXX       3        3       *** (OPEN) AUS Findings: Investor qualifying total debt ratio discrepancy. - EV3                  *** (OPEN) AUS Findings: Investor qualifying total debt ratio discrepancy.                                      3           *** (OPEN) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due Diligence Loan Designation of ATR Fail. - EV3                                                                              *** (OPEN) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due        C           C           Yes      No                   IL    6/XX/2020    Purchase      Primary     XXX        $XXX                  Temporary    ATR Fail
                                                          *** (OPEN) Missing Document: Verification of Non-US Citizen Status not provided - EV3             COMMENT: 2022/XX/04: The loan was approved with a DTI of 45%.  However, the calculated DTI exceeds the AUS                  *** (OPEN) General Ability To Repay Provision Income and Assets - S-Corp: Ability to Repay (Dodd-Frank 2014): Unable to verify S-Corp income using reasonably reliable third-party records. (XXX XXX/S-Corp) - EV3                                                                                    Diligence Loan Designation of ATR Fail.                                                                                                                                                                                                                                                                               SHQM
                                                          *** (OPEN) This loan closed during the COVID-19 affected timeframe.  Asset Account date is more   maximum allowable and the loan is water falling to ATR/QM standard documentation requirements.                              *** (OPEN) General Ability To Repay Provision Income and Assets - S-Corp: Ability to Repay (Dodd-Frank 2014): Unable to verify S-Corp income using reasonably reliable third-party records. (XXX XXX/S-Corp) - EV3                                                                                    COMMENT: 2022/XX/04: The originator loan designation is Temp SHQM, but the calculated DTI exceeds the AUS maximum allowable and the loan is water falling to ATR/QM standard                                                                                                                                          (GSE/Agency
                                                          than 60 days prior to the Note date or notary date.: Financial Institution: XXX // Account Type:                                                                                                                              *** (OPEN) General Ability To Repay Provision Investor Guidelines: Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or more guideline components, the loan is at ATR risk. - EV3                                                                                                     documentation requirements.                                                                                                                                                                                                                                                                                           Eligible)
                                                          Funds from Business Account / Account Number: XXX - EV3                                                                                                                                                                       *** (OPEN) General ATR Provision Investor and Non QM DTIs match and both significantly exceed Guidelines: Ability to Repay (Dodd-Frank 2014): The DTI calculated in accordance with the Lenders Guidelines and 1026.43(c)(5) of 67.75251% significantly exceeds the guideline maximum of 45.00%. (DTI *** (OPEN) General Ability To Repay Provision Income and Assets - S-Corp: Ability to Repay (Dodd-Frank 2014): Unable to verify S-Corp income using reasonably reliable third-
                                                                                                                                                                                                                                                                                        Exception requires compelling compensating factors to consider regrading to EV2-B.) - EV3                                                                                                                                                                                                             party records. (XXX XXX/S-Corp)
                                                                                                                                                                                                                                                                                        *** (OPEN) Income Method of Calculation: Qualified Mortgage (Dodd-Frank 2014): The Method used to calculate the qualifying monthly income is not supported by the earnings history/trend. (XXX XXX/S-Corp) - EV3                                                                                      COMMENT: 2022/XX/04: The loan was approved with a DTI of 45%.  However, the calculated DTI exceeds the AUS maximum allowable and the loan is water falling to ATR/QM standard
                                                                                                                                                                                                                                                                                        *** (OPEN) Income Method of Calculation: Qualified Mortgage (Dodd-Frank 2014): The Method used to calculate the qualifying monthly income is not supported by the earnings history/trend. (XXX XXX/S-Corp) - EV3                                                                                      documentation requirements.
                                                                                                                                                                                                                                                                                        *** (OPEN) QM DTI: Qualified Mortgage (Dodd-Frank 2014): Total Debt to Income Ratio exceeds 43% and the images do not provide evidence loan is eligible for purchase, guarantee or insurance by the appropriate agency. - EV3                                                                         *** (OPEN) General Ability To Repay Provision Income and Assets - S-Corp: Ability to Repay (Dodd-Frank 2014): Unable to verify S-Corp income using reasonably reliable third-
                                                                                                                                                                                                                                                                                        *** (OPEN) QM Required Credit Report Not Provided to Evidence Debts: Qualified Mortgage (Dodd-Frank 2014): The loan file does not contain a Credit report to evidence the consumers outstanding liabilities. (XXX/10627158) - EV3                                                                     party records. (XXX XXX/S-Corp)
                                                                                                                                                                                                                                                                                        *** (OPEN) QM Required Credit Report Not Provided to Evidence Debts: Qualified Mortgage (Dodd-Frank 2014): The loan file does not contain a Credit report to evidence the consumers outstanding liabilities. (XXX/10627157) - EV3                                                                     COMMENT: 2022/XX/04: The loan was approved with a DTI of 45%.  However, the calculated DTI exceeds the AUS maximum allowable and the loan is water falling to ATR/QM standard
                                                                                                                                                                                                                                                                                        *** (OPEN) S-Corp Income Documentation Test: Qualified Mortgage (Dodd-Frank 2014): Self-employed income documentation not sufficient (S-Corp). (XXX XXX/S-Corp) - EV3                                                                                                                                 documentation requirements.
                                                                                                                                                                                                                                                                                        *** (OPEN) S-Corp Income Documentation Test: Qualified Mortgage (Dodd-Frank 2014): Self-employed income documentation not sufficient (S-Corp). (XXX XXX/S-Corp) - EV3                                                                                                                                 *** (OPEN) General Ability To Repay Provision Investor Guidelines: Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or more guideline components, the loan is at
                                                                                                                                                                                                                                                                                        *** (OPEN) Social Security Documentation: Qualified Mortgage (Dodd-Frank 2014): Social Security income documentation insufficient. (XXX Retired/Social Security) - EV3                                                                                                                                ATR risk.
                                                                                                                                                                                                                                                                                        *** (OPEN) Social Security Documentation: Qualified Mortgage (Dodd-Frank 2014): Social Security income documentation insufficient. (XXX Retired/Social Security) - EV3                                                                                                                                COMMENT: 2022/XX/04: The loan was approved with a DTI of 45%.  However, the calculated DTI exceeds the AUS maximum allowable and the loan is water falling to ATR/QM standard
                                                                                                                                                                                                                                                                                        *** (CURED) TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Sufficient or excess cure was provided to the borrower at    documentation requirements.
                                                                                                                                                                                                                                                                                        Closing. (7520) - EV1                                                                                                                                                                                                                                                                                 *** (OPEN) General ATR Provision Investor and Non QM DTIs match and both significantly exceed Guidelines: Ability to Repay (Dodd-Frank 2014): The DTI calculated in accordance with the Lenders Guidelines and 1026.43(c)(5) of 67.75251% significantly exceeds the guideline maximum of 45.00%. (DTI Exception requires compelling compensating factors to consider regrading to EV2-B.)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              COMMENT: 2022/XX/05: The loan was approved with a DTI of 45%.  However, the calculated DTI exceeds the AUS maximum allowable and the loan is water falling to ATR/QM standard documentation requirements.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              *** (OPEN) Income Method of Calculation: Qualified Mortgage (Dodd-Frank 2014): The Method used to calculate the qualifying monthly income is not supported by the earnings history/trend. (XXX XXX/S-Corp)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              COMMENT: 2022/XX/04: The calculated DTI exceeds the AUS maximum allowable and an origination credit report is missing and the loan is water falling to ATR/QM standard calculation requirements.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              *** (OPEN) Income Method of Calculation: Qualified Mortgage (Dodd-Frank 2014): The Method used to calculate the qualifying monthly income is not supported by the earnings history/trend. (XXX XXX/S-Corp)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              COMMENT: 2022/XX/04: The calculated DTI exceeds the AUS maximum allowable and an origination credit report is missing and the loan is water falling to ATR/QM standard calculation requirements.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              *** (OPEN) QM DTI: Qualified Mortgage (Dodd-Frank 2014): Total Debt to Income Ratio exceeds 43% and the images do not provide evidence loan is eligible for purchase, guarantee or insurance by the appropriate agency.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              COMMENT: 2022/XX/04: The loan was approved with a DTI of 45%.  However, the calculated DTI exceeds the AUS maximum allowable and the loan is water falling to ATR/QM standard documentation requirements.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              *** (OPEN) QM Required Credit Report Not Provided to Evidence Debts: Qualified Mortgage (Dodd-Frank 2014): The loan file does not contain a Credit report to evidence the consumers outstanding liabilities. (XXX/10627158)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              COMMENT: 2022/XX/04: An origination credit report is missing and the loan is water falling to ATR/QM standard documentation requirements.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              *** (OPEN) QM Required Credit Report Not Provided to Evidence Debts: Qualified Mortgage (Dodd-Frank 2014): The loan file does not contain a Credit report to evidence the consumers outstanding liabilities. (XXX/10627157)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              COMMENT: 2022/XX/04: An origination credit report is missing and the loan is water falling to ATR/QM standard documentation requirements.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              *** (OPEN) S-Corp Income Documentation Test: Qualified Mortgage (Dodd-Frank 2014): Self-employed income documentation not sufficient (S-Corp). (XXX XXX/S-Corp)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              COMMENT: 2022/XX/04: The calculated DTI exceeds the AUS maximum allowable and an origination credit report is missing and the loan is water falling to ATR/QM standard calculation requirements.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              *** (OPEN) S-Corp Income Documentation Test: Qualified Mortgage (Dodd-Frank 2014): Self-employed income documentation not sufficient (S-Corp). (XXX XXX/S-Corp)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              COMMENT: 2022/XX/04: The calculated DTI exceeds the AUS maximum allowable and an origination credit report is missing and the loan is water falling to ATR/QM standard calculation requirements.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              *** (OPEN) Social Security Documentation: Qualified Mortgage (Dodd-Frank 2014): Social Security income documentation insufficient. (XXX Retired/Social Security)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              COMMENT: 2022/XX/04: Tax Return not provided to verify grossed up tax rate.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              *** (OPEN) Social Security Documentation: Qualified Mortgage (Dodd-Frank 2014): Social Security income documentation insufficient. (XXX Retired/Social Security)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              COMMENT: 2022/XX/04: Tax Return not provided to verify grossed up tax rate.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              *** (CURED) TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              Report Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Sufficient or excess cure was provided to the borrower at Closing. (7520)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              COMMENT: 2022/XX/04: Missing valid COC and no evidence of cure provided.
3413949144 XXX       XXX       XXX       2                *** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV1                                                                                                                              2           *** (OPEN) Ohio Consumer Sales Practices Act (Ability to Repay not Verified): Ohio Consumer Sales Practices Act:  File does not contain evidence that analysis of borrower's ability to repay was performed based on verified income, obligations, assets, and/or employment. - EV2                                                                                                                                                                                                     B           B           Yes      Yes       Final HUD1 OH    5/XX/2007    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                        *** (OPEN) Ohio Consumer Sales Practices Act (Acknowledgement of Receipt of Home Mortgage Loan Information Document Not Retained by Lender): Unable to test borrower acknowledgment receipt due to missing information. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Ohio Consumer Sales Practices Act Acknowledgement of Receipt of Home Mortgage Loan Information Document Not Signed): Ohio Consumer Sales Practices Act: Acknowledgement of Receipt of Home Mortgage Loan Information Document not signed by borrower(s). - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2
2781447817 XXX       XXX       XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV1                                                                                                                                                             2           *** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2                                                                                                                                                                                                                                                                                                                                                               B           B           Yes      Yes       Final HUD1 NJ    8/XX/2006    Purchase      Primary     XXX        $XXX
3036455964 XXX       XXX       XXX       2                *** (OPEN) Note is not on a FNMA/FHLMC form and does not contain the standard Due on Sale clause.                                                                                                                 2           *** (OPEN) (Doc Error) TIL Error: Final TIL not signed by all required parties - EV2                                                                                                                                                                                                                  *** (OPEN) (Doc Error) TIL Error: Final TIL not signed by all required parties                                                                                                    B           B           Yes      Yes       Final HUD1 VA    3/XX/2005    Refinance     Primary     XXX        $XXX
                                                          - EV2                                                                                                                                                                                                                         *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 03/XX/2005 used as disbursement date for compliance testing. - EV2                                                                               COMMENT: 2022/XX/17: TIL appears to be final but not signed nor initialed by borrower.
                                                          *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following                                                                                                                                 *** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2
                                                          clauses: - EV2                                                                                                                                                                                                                *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                          *** (OPEN) Missing Document: Missing Final 1003 - EV1                                                                                                                                                                         *** (OPEN) Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 03/XX/2005, prior to three (3) business days from transaction date of 03/XX/2005. - EV2
2894087090 XXX       XXX       XXX       2                                                                                                                                                                                                                                  2           *** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2                                                                                                                                                                                                                                                                                                                                                               B           B           No       Yes       Final HUD1 NY    9/XX/2007    Purchase      Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                        *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) New York Late Charge Percent Testing: New York Late Charge: Note late charge percent of 5.00000% exceeds the state maximum of 2%. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
3215195919 XXX       XXX       XXX       2                                                                                                                                                                                                                                  2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 03/XX/2008 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                                                                 B           B           Yes      Yes       Final HUD1 IA    3/XX/2008    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                        *** (OPEN) Iowa Prepayment Penalty: Iowa Prepayment Penalty: A prepayment penalty is not permitted per state law.  Prepay language states prepay will not exceed maximum permitted by applicable law. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 03/XX/2008, prior to three (3) business days from transaction date of 03/XX/2008. - EV2
3509602725 XXX       XXX       XXX       2                                                                                                                                                                                                                                  2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for                                                                                                                                                                                    B           B           Yes      Yes       Final HUD1 FL    10/XX/2007   Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                        testing was 08/XX/2007. - EV2
3069862428 XXX       XXX       XXX       3        3       *** (OPEN) Insufficient Coverage: Hazard insurance coverage amount is insufficient. - EV3         *** (OPEN) Insufficient Coverage: Hazard insurance coverage amount is insufficient.                             3           *** (OPEN) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due Diligence Loan Designation of ATR Fail. - EV3                                                                              *** (OPEN) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due        C           C           Yes      No                   CA    9/XX/2020    Purchase      Primary     XXX        $XXX                  Temporary    ATR Fail
                                                          *** (OPEN) Missing Document: Fraud Report not provided - EV3                                      COMMENT: 2022/XX/09: HOI coverage is insufficient by $XXX.   Provide verification of policy with sufficient                 *** (OPEN) General Ability To Repay - Missing Investor Guideline Qualifying Total Debt Ratio: Unable to complete ATR testing due to missing investor guideline qualifying total debt ratio. - EV3                                                                                                     Diligence Loan Designation of ATR Fail.                                                                                                                                                                                                                                                                               SHQM
                                                                                                                                                            coverage OR provide copy of insurer's replacement cost estimate supporting current coverage amount.                         *** (OPEN) General Ability To Repay Provision Income and Assets - Assets: Ability to Repay (Dodd-Frank 2014): Unable to verify assets using reasonably reliable third-party records. (XXX XXX/Checking) - EV3                                                                                         COMMENT: 2022/XX/09: Loan waterfalls to QM/ATR documentation requirements due to missing guideline documentation.                                                                                                                                                                                                     (GSE/Agency
                                                                                                                                                                                                                                                                                        *** (OPEN) General Ability To Repay Provision Investor Guidelines Not Provided: Ability to Repay (Dodd-Frank 2014): Unable to determine ability to repay due to missing guidelines. Loan characteristics are DTI: 47.40958%, LTV/CLTV: 95.00000%/95.00000%, Credit Score: 650, Occupancy: Primary,    *** (OPEN) General Ability To Repay - Missing Investor Guideline Qualifying Total Debt Ratio: Unable to complete ATR testing due to missing investor guideline qualifying total                                                                                                                                       Eligible)
                                                                                                                                                                                                                                                                                        Purpose: Purchase, - EV3                                                                                                                                                                                                                                                                              debt ratio.
                                                                                                                                                                                                                                                                                        *** (OPEN) QM DTI: Qualified Mortgage (Dodd-Frank 2014): Total Debt to Income Ratio exceeds 43% and the images do not provide evidence loan is eligible for purchase, guarantee or insurance by the appropriate agency. - EV3                                                                         COMMENT: 2022/XX/09: Loan waterfalls to QM/ATR documentation requirements due to missing guideline documentation. Maximum allowed DTI ratio could not be confirmed.
                                                                                                                                                                                                                                                                                        *** (OPEN) QM Employment History: Qualified Mortgage (Dodd-Frank 2014): Employment history requirement not met. (XXX/10585721) - EV3                                                                                                                                                                  *** (OPEN) General Ability To Repay Provision Income and Assets - Assets: Ability to Repay (Dodd-Frank 2014): Unable to verify assets using reasonably reliable third-party
                                                                                                                                                                                                                                                                                        *** (OPEN) ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/09/XX/2020) - EV2               records. (XXX XXX/Checking)
                                                                                                                                                                                                                                                                                        *** (OPEN) QM Employment History - Current and/or Previous Employment Documentation lacks Date Info: Qualified Mortgage (Dodd-Frank 2014): Missing Employment Dates to verify two years employment history for current and/or prior employment. (XXX/10585720) - EV2                                  COMMENT: 2022/XX/09: Loan waterfalls to QM/ATR documentation requirements due to missing guideline documentation.
                                                                                                                                                                                                                                                                                        *** (OPEN) TRID Final Closing Disclosure Finance Charge: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on 09/XX/2020 disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan (fee amounts included in   *** (OPEN) General Ability To Repay Provision Investor Guidelines Not Provided: Ability to Repay (Dodd-Frank 2014): Unable to determine ability to repay due to missing
                                                                                                                                                                                                                                                                                        Finance Charge calculation are based on Closing Disclosure dated 09/XX/2020). (Final/09/XX/2020) - EV2                                                                                                                                                                                                guidelines. Loan characteristics are DTI: 47.40958%, LTV/CLTV: 95.00000%/95.00000%, Credit Score: 650, Occupancy: Primary, Purpose: Purchase,
                                                                                                                                                                                                                                                                                        *** (OPEN) TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (Initial/09/XX/2020) - EV2                                                                      COMMENT: 2022/XX/09: Loan waterfalls to QM/ATR documentation requirements due to missing guideline documentation. Maximum allowed DTI ratio could not be confirmed.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              *** (OPEN) QM DTI: Qualified Mortgage (Dodd-Frank 2014): Total Debt to Income Ratio exceeds 43% and the images do not provide evidence loan is eligible for purchase, guarantee or insurance by the appropriate agency.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              COMMENT: 2022/XX/09: Loan waterfalls to QM/ATR documentation requirements due to missing guideline documentation. Maximum allowed DTI ratio could not be confirmed.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              *** (OPEN) QM Employment History: Qualified Mortgage (Dodd-Frank 2014): Employment history requirement not met. (XXX/10585721)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              COMMENT: 2022/XX/09: Previous employment verification was not provided. Unable to determine if guideline requirements were met due to missing guidelines.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              *** (OPEN) ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/09/XX/2020)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              COMMENT: 2022/XX/09: No documentation in file to evidence the appraisal was provided to the borrower at least 3 business days prior to closing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              *** (OPEN) QM Employment History - Current and/or Previous Employment Documentation lacks Date Info: Qualified Mortgage (Dodd-Frank 2014): Missing Employment Dates to verify two years employment history for current and/or prior employment. (XXX/10585720)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              COMMENT: 2022/XX/09: Previous employment verification was not provided. Unable to determine if guideline requirements were met due to missing guidelines.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              *** (OPEN) TRID Final Closing Disclosure Finance Charge: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on 09/XX/2020 disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan (fee amounts included in Finance Charge calculation are based on Closing
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              Disclosure dated 09/XX/2020). (Final/09/XX/2020)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              COMMENT: 2022/XX/09: Finance Charge disclosed is $XXX.  Calculated finance charge is $XXX.  Variance of $XXX. Unable to determine reason for variance due to missing a Compliance
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              Report or Itemization.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              *** (OPEN) TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (Initial/09/XX/2020)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              COMMENT: 2022/XX/09: The Initial Closing Disclosure dated  09/XX/2018 was not provided to Borrower(s) at least three (3) business days prior to closing. Note date 9/XX/2018.
3789854309 XXX       XXX       XXX       3        3       *** (OPEN) Missing Document: Fraud Report not provided - EV3                                                                                                                                                      1                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                   A           A           Yes      No                   CA    3/XX/2020    Refinance     Primary     XXX        $XXX                  Temporary    Temporary
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    SHQM         SHQM
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    (GSE/Agency  (GSE/Agency
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Eligible)    Eligible)
3471244448 XXX       XXX       XXX       3        3       *** (OPEN) AUS Findings: Investor qualifying housing ratio discrepancy. - EV3                     *** (OPEN) AUS Findings: Investor qualifying housing ratio discrepancy.                                         3           *** (OPEN) Appendix Q Liabilities - Invalid Exclusion Basis: Qualified Mortgage (Dodd-Frank 2014): One or more liabilities have been excluded from DTI calculation for a prohibited reason. - EV3                                                                                                     *** (OPEN) Appendix Q Liabilities - Invalid Exclusion Basis: Qualified Mortgage (Dodd-Frank 2014): One or more liabilities have been excluded from DTI calculation for a          C           C           Yes      No                   CA    12/XX/2018   Purchase      Primary     XXX        $XXX                  Temporary    Non QM
                                                          *** (OPEN) Income Docs Missing:: Borrower: XXX - EV3                                              COMMENT: 2022/XX/10: HELOC for retained property not included in DTI                                                        *** (OPEN) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due Diligence Loan Designation of Non QM. - EV3                                                                                prohibited reason.                                                                                                                                                                                                                                                                                                    SHQM
                                                          *** (OPEN) Missing Document: Fraud Report not provided - EV3                                      *** (OPEN) Income Docs Missing:: Borrower: XXX                                                                              *** (OPEN) S-Corp Income Documentation Test: Qualified Mortgage (Dodd-Frank 2014): Self-employed income documentation not sufficient (S-Corp). (XXX XXX/S-Corp) - EV3                                                                                                                                 COMMENT: 2022/XX/10: Excluded due to being paid by business which is not permitted under appendix Q                                                                                                                                                                                                                   (GSE/Agency
                                                                                                                                                            COMMENT: 2022/XX/09: Missing Borrower Business License/third party verification                                             *** (OPEN) S-Corp Income Documentation Test: Qualified Mortgage (Dodd-Frank 2014): Self-employed income documentation not sufficient (S-Corp). (XXX XXX/S-Corp) - EV3                                                                                                                                 *** (OPEN) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due                                                                                                                                            Eligible)
                                                                                                                                                                                                                                                                                        *** (OPEN) S-Corp Income Documentation Test: Qualified Mortgage (Dodd-Frank 2014): Self-employed income documentation not sufficient (S-Corp). (XXX XXX/S-Corp) - EV3                                                                                                                                 Diligence Loan Designation of Non QM.
                                                                                                                                                                                                                                                                                        *** (OPEN) TRID Final Closing Disclosure Finance Charge: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on 12/XX/2018 disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan (fee amounts included in   COMMENT: 2022/XX/09: Insufficient income documentation.  Missing third party verification and bank statements for XXX and XXX.
                                                                                                                                                                                                                                                                                        Finance Charge calculation are based on Closing Disclosure dated 01/XX/2019). (Final/12/XX/2018) - EV2                                                                                                                                                                                                *** (OPEN) S-Corp Income Documentation Test: Qualified Mortgage (Dodd-Frank 2014): Self-employed income documentation not sufficient (S-Corp). (XXX XXX/S-Corp)
                                                                                                                                                                                                                                                                                        *** (OPEN) TRID Final Closing Disclosure Total Property Costs Year 1 - October 2018 Test: TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Estimated Property Costs over Year 1 of $XXX on Final Closing Disclosure provided on 12/XX/2018 not accurate. (Final/12/XX/2018) - EV2       COMMENT: 2022/XX/09: Missing third party verification and bank statements
                                                                                                                                                                                                                                                                                        *** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV1                                                                                                                                                                                                                                      *** (OPEN) S-Corp Income Documentation Test: Qualified Mortgage (Dodd-Frank 2014): Self-employed income documentation not sufficient (S-Corp). (XXX XXX/S-Corp)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              COMMENT: 2022/XX/09: Missing third party verification and bank statements
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              *** (OPEN) S-Corp Income Documentation Test: Qualified Mortgage (Dodd-Frank 2014): Self-employed income documentation not sufficient (S-Corp). (XXX XXX/S-Corp)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              COMMENT: 2022/XX/09: Missing third party verification and bank statements
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              *** (OPEN) TRID Final Closing Disclosure Finance Charge: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on 12/XX/2018 disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan (fee amounts included in Finance Charge calculation are based on Closing
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              Disclosure dated 01/XX/2019). (Final/12/XX/2018)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              COMMENT: 2022/XX/09: Missing itemization of the amount financed to determine the reasons for the under disclosure
3154365473 XXX       XXX       XXX       1                                                                                                                                                                                                                                  1                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                   A           A           No       Yes       Final HUD1 FL    9/XX/2005    Purchase      Investment  XXX        $XXX
3784310369 XXX       XXX       XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                     2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 10/XX/2004 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                                                                 B           B           No       No        Final HUD1 CA    10/XX/2004   Refinance     Primary     XXX        $XXX
                                                          *** (OPEN) Missing Document: Flood Certificate not provided - EV1                                                                                                                                                             *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                          *** (OPEN) Missing Document: Missing Final 1003 - EV1                                                                                                                                                                         *** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2004 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                                                                        *** (CLEARED) Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. HELOC Fee Agreement also not in file or does not disclose fees, any applicable Federal, State or Local compliance testing impacted by points and fees is unreliable. - EV1
3751493411 XXX       XXX       XXX       2                                                                                                                                                                                                                                  2           *** (OPEN) ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information. - EV2                                                                                                                                      *** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.                             B           B           No       Yes       Final HUD1 AZ    1/XX/2007    Purchase      Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                        *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2                                                                                                                          COMMENT: 2022/XX/13: TIL in file indicated to be final, expected funding date same as disbursement and/or note date but is
                                                                                                                                                                                                                                                                                        *** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2                                                                                                                                           not dated by borrower so cannot confirm that borrower received.
                                                                                                                                                                                                                                                                                        *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
3100082682 XXX       XXX       XXX       3                *** (OPEN) Missing Document: Missing Final 1003 - EV1                                                                                                                                                             3           *** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing Material: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3                                                                                                                                                                                                                                                                 D           D           Yes      No        Missing    IL    4/XX/2013    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                        *** (OPEN) (Doc Error) Initial GFE not provided - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) (Missing Data) Missing Information to Determine Origination Channel: Unable to determine the origination channel based on the loan documents provided for review. The compliance review was performed with using the equivalent evaluation that would be considered for an Origination
                                                                                                                                                                                                                                                                                        Channel of Retail. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 04/XX/2013 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2013 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) RESPA -  Initial GFE Missing: RESPA: Initial GFE not provided to Borrower(s). - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Secure and Fair Enforcement for Mortgage Licensing Act:  Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) TIL-MDIA - Initial TIL Missing: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not provided to the borrower. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
3644932197 XXX       XXX       XXX       2                                                                                                                                                                                                                                  2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2003 which is 0 months prior to consummation. A lookback was performed to determine this application date. - EV2                                                                                                                                                                                                       B           B           Yes      Yes       Final HUD1 OK    9/XX/2003    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                        *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 09/XX/2003, prior to three (3) business days from transaction date of 09/XX/2003. - EV2
3724920802 XXX       XXX       XXX       3                                                                                                                                                                                                                                  3           *** (OPEN) Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee Testing Material: Missing Final HUD-1:  HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing. - EV3                                                                                                                                                                                                                                                                 D           D           No       Yes       HUD1, not  OH    4/XX/2003    Purchase      Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                        *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2                                                                                                                                                                                                                                                  signed or
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           stamped
2753185634 XXX       XXX       XXX       1                                                                                                                                                                                                                                  1                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                   A           A           Yes      Yes       Final HUD1 HI    4/XX/2004    Refinance     Primary     XXX        $XXX
3539401420 XXX       XXX       XXX       2                                                                                                                                                                                                                                  2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2                                                                                                                                                                                                       B           B           Yes      Yes       Final HUD1 PA    3/XX/2004    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                        *** (OPEN) TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act:  Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s). - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 03/XX/2004, prior to three (3) business days from transaction date of 03/XX/2004. - EV2
2767186258 XXX       XXX       XXX       2                                                                                                                                                                                                                                  2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for                                                                                                                                                                                    B           B           Yes      Yes       Final HUD1 FL    12/XX/2006   Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                        testing was 06/XX/2006. - EV2
3810974327 XXX       XXX       XXX       2                *** (OPEN) Missing Document: Appraisal not provided - EV3                                                                                                                                                         2           *** (OPEN) (Doc Error) Initial GFE not provided - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                   B           B           Yes      Yes       Final HUD1 NY    11/XX/2007   Refinance     Primary     XXX        $XXX
                                                          *** (OPEN) Missing Document: Credit Report not provided - EV3                                                                                                                                                                 *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                          *** (OPEN) Missing Document: Missing Final 1003 - EV1                                                                                                                                                                         *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 05/XX/2007. - EV2
3569043833 XXX       XXX       XXX       1                                                                                                                                                                                                                                  1                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                   A           A           Yes      Yes       Final HUD1 CA    10/XX/2004   Refinance     Primary     XXX        $XXX
3793510299 XXX       XXX       XXX       2                                                                                                                                                                                                                                  2           *** (OPEN) (Doc Error) Initial GFE not provided - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                   B           B           Yes      Yes       Final HUD1 TN    12/XX/2007   Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                        *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 06/XX/2007. - EV2
3775758259 XXX       XXX       XXX       2                *** (OPEN) Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report                                                                                                                    2           *** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing. - EV2                                                                                                                                                                                                                                                    B           B           Yes      Yes       Final HUD1 NY    6/XX/2012    Refinance     Primary     XXX        $XXX
                                                          Date: 06/XX/2012 - EV3                                                                                                                                                                                                        *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2012 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                          *** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV1                                                                                                                                          *** (OPEN) RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) RESPA (2010) - Written Service Provider List Not Provided Timely: RESPA (2010) - Borrower did not receive a list of service providers at the time the Good Faith Estimate was provided. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) RESPA -  Initial Escrow Account statement Inaccurate: RESPA: Initial escrow account statement does not match charges on HUD-1/Final Closing Disclosure. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) SAFE Act - Individual LO NMLS license status not approved: Unable to test Individual Loan Originator license status due to missing information. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) SAFE Act - Individual LO not licensed at time of application: Unable to test Loan Originator license due to missing information. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) SAFE Act - LO Company NMLS license status not approved: Unable to test LO company status due to missing information. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) SAFE Act - LO Company not licensed at time of application: Unable to test LO company NMLS license due to missing information. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
2787171453 XXX       XXX       XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV1                                                                                                                                                             2           *** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2                                                                                                                                                                                                                                                                                                                                                               B           B           Yes      Yes       Final HUD1 TX    7/XX/2008    Purchase      Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                        *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
3422074530 XXX       XXX       XXX       2                                                                                                                                                                                                                                  2           *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2                                                                                                     *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the       B           B           Yes      Yes       Final HUD1 GA    11/XX/2001   Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                        *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2                                                                                                                                                                                 amount of $XXX.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              COMMENT: 2019/XX/11: The itemization of amount financed did not include the closing fee of $XXX and courier fee of $XXX as prepaid finance charges.
2819259740 XXX       XXX       XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV1                                                                                                                                                             2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2                                                                                                                                                                                                       B           B           Yes      Yes       Final HUD1 PA    12/XX/2003   Refinance     Primary     XXX        $XXX
3750029214 XXX       XXX       XXX       2                                                                                                                                                                                                                                  2           *** (OPEN) (Doc Error) Initial GFE not provided - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                   B           B           Yes      Yes       Final HUD1 PA    5/XX/2003    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                        *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2
3750008522 XXX       XXX       XXX       2                                                                                                                                                                                                                                  2           *** (OPEN) (Doc Error) Initial GFE not provided - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                   B           B           No       Yes       Final HUD1 TX    5/XX/2004    Refinance     Second Home XXX        $XXX
3777847633 XXX       XXX       XXX       2                                                                                                                                                                                                                                  2           *** (CURED) (TX50(a)(6)) Texas Cash-out Loan  (Itemization of Points and Fees Not Provided): Texas Constitution Section 50(a)(6): Final Itemized disclosure of fees, points, costs and charges not provided to borrower at least one (1) business day prior to closing. - EV2                                                                                                                                                                                                           B           B           Yes      Yes       Final HUD1 TX    11/XX/2004   Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                        *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                        *** (CLEARED) (TX50(a)(6)) Texas Cash-out Loan  (Loan closed prior to expiration of 12-day cooling off period): Texas Constitution Section 50(a)(6): Loan closed prior to expiration of 12-day cooling off period as required by Section 50(g) and Section 50(a)(6)(M)(i). - EV1
2861440879 XXX       XXX       XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV1                                                                                                                                                             2           *** (OPEN) (Doc Error) TIL Error: Borrower signature not dated. - EV2                                                                                                                                                                                                                                                                                                                                                                                                                   B           B           Yes      Yes       Final HUD1 GA    10/XX/2003   Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                        *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 10/XX/2003 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Georgia Home Loan (Arbitration Clause): Georgia Home Loan: Mortgage loan contains an unfair or oppressive arbitration clause. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 10/XX/2003, prior to three (3) business days from transaction date of 10/XX/2003. - EV2
3073692540 XXX       XXX       XXX       2                                                                                                                                                                                                                                  2           *** (OPEN) ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information. - EV2                                                                                                                                      *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the       B           B           Yes      Yes       Final HUD1 CA    8/XX/2005    Purchase      Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                        *** (OPEN) California Prepayment Penalty ARM Test: California Prepayment Penalty:  Interest rate increase may be invalid due to borrower not being permitted to prepay the loan without penalty within 90 days of notification of any increase in the interest rate, depending on the lender's        amount of $XXX.
                                                                                                                                                                                                                                                                                        license type. - EV2                                                                                                                                                                                                                                                                                   COMMENT: 2022/XX/30: Unable to determine under disclosure due to missing Itemization of Amount Financed
                                                                                                                                                                                                                                                                                        *** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
3008198086 XXX       XXX       XXX       2                *** (OPEN) Note is not on a FNMA/FHLMC form and does not contain the standard Due on Sale clause.                                                                                                                 2           *** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2                                                                                                                                                                                                                                                                                                                             B           B           Yes      Yes       Final HUD1 OH    1/XX/2006    Refinance     Primary     XXX        $XXX
                                                          - EV2                                                                                                                                                                                                                         *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Ohio Standard Prepayment Penalty SMLA: Ohio Prepayment Penalty: Prepayment penalty not permissible on a refinance. (applies only to Second Mortgage Loan Act registrants)  Prepay language states prepay will not exceed maximum permitted by applicable law. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV1
2869219944 XXX       XXX       XXX       2                                                                                                                                                                                                                                  2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2                                                                                                                                                                                                       B           B           No       Yes       Final HUD1 PR    3/XX/2002    Purchase      Primary     XXX        $XXX
3066452354 XXX       XXX       XXX       2                                                                                                                                                                                                                                  2           *** (OPEN) ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2                                                                                                                                                                  *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the       B           B           Yes      Yes       Final HUD1 NY    12/XX/2005   Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                        *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2                                                                                                                          amount of $XXX.
                                                                                                                                                                                                                                                                                        *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2                                                                                                     COMMENT: 2022/XX/30: TIL Itemization did not disclose a title pick up fee of $XXX as a prepaid finance charge.
                                                                                                                                                                                                                                                                                        *** (OPEN) Right of Rescission Timing - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements. - EV2
3244360406 XXX       XXX       XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV1                                                                                                                                                             2           *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2                                                                                                     *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the       B           B           Yes      Yes       Final HUD1 PR    10/XX/2001   Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              amount of $XXX.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              COMMENT: 2022/XX/30: Unable to determine under disclosure due to missing Itemization of Amount Financed.
2821332550 XXX       XXX       XXX       2                                                                                                                                                                                                                                  2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 09/XX/2007 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                                                                 B           B           Yes      Yes       Final HUD1 PA    9/XX/2007    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                        *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 09/XX/2007, prior to three (3) business days from transaction date of 09/XX/2007. - EV2
3693536510 XXX       XXX       XXX       2                                                                                                                                                                                                                                  2           *** (OPEN) ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information. - EV2                                                                                                                                                                                                                                                                                                                        B           B           Yes      Yes       Final HUD1 FL    8/XX/2006    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                        *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
3543416179 XXX       XXX       XXX       2                *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following                                                                                                                     2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 01/XX/1999 used as disbursement date for compliance testing. - EV2                                                                               *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the       B           B           No       Yes       Final HUD1 AL    1/XX/1999    Purchase      Primary     XXX        $XXX
                                                          clauses: - EV2                                                                                                                                                                                                                *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2                                                                                                     amount of $XXX.
                                                          *** (OPEN) Missing Document: Missing Final 1003 - EV1                                                                                                                                                                         *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/1998 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2                     COMMENT: 2022/XX/01: Under Disclosure appears to be fee related but unable to verify as the provided Itemization of Amount Financed does not break down the fees.
3724637448 XXX       XXX       XXX       3                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                     3           *** (OPEN) Georgia Home Loan (Arbitration Clause): Georgia Home Loan: Mortgage loan contains an unfair or oppressive arbitration clause. - EV3                                                                                                                                                                                                                                                                                                                                          C           C           Yes      Yes       HELOC      GA    2/XX/2004    Refinance     Primary     XXX        $XXX
                                                          *** (OPEN) Missing Document: Missing Final 1003 - EV1                                                                                                                                                                         *** (OPEN) Georgia Home Loan (Late Charge): Georgia Home Loan:  Mortgage loan contains an impermissible late charge of greater than 5.0% or a grace period of less than ten (10) days. - EV3                                                                                                                                                                                                                                                                                                                                       Agreement
                                                                                                                                                                                                                                                                                        *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower. - EV2
3618189545 XXX       XXX       XXX       2                *** (OPEN) Missing Valuation: - EV3                                                               *** (OPEN) Missing Valuation:                                                                                   2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for                                                                                                                                                                                    B           B           Yes      Yes       Final HUD1 WI    6/XX/2007    Refinance     Primary     XXX        $XXX
                                                          *** (OPEN) Missing Document: Missing Final 1003 - EV1                                             COMMENT: 2017/XX/24: Appraisal not provided                                                                                 testing was 12/XX/2006. - EV2
3067114532 XXX       XXX       XXX       2                                                                                                                                                                                                                                  2           *** (OPEN) Ohio Consumer Sales Practices Act (Acknowledgement of Receipt of Home Mortgage Loan Information Document Not Retained by Lender): Ohio Consumer Sales Practices Act: Acknowledgement of Receipt of Home Mortgage Loan Information Document not retained by lender. - EV2                                                                                                                                                                                                     B           B           No       Yes       Final HUD1 OH    11/XX/2013   Purchase      Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                        *** (OPEN) Ohio Consumer Sales Practices Act (Closing Disclosure Not Provided): Ohio Consumer Sales Practices Act:  Consumer did not receive the required Closing Disclosure. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) RESPA (2010) - GFE column on HUD Comparison Chart Inaccurate: RESPA (2010) - GFE column on page 3 of Final HUD-1 does not match most recently disclosed GFE. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: RESPA: Initial GFE not provided to Borrower(s) within three (3) business days of Application Date. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement to applicant within three (3) business days of application. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not sent within three (3) business days of the creditor application date. - EV2
3696933574 XXX       XXX       XXX       2                                                                                                                                                                                                                                  2           *** (OPEN) RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet. - EV2                                                                                                                                                                                                                                                                                                                                  B           B           No       Yes       Final HUD1 NV    5/XX/2013    Purchase      Primary     XXX        $XXX
3190693998 XXX       XXX       XXX       3                *** (OPEN) Missing Document: Missing Final 1003 - EV1                                                                                                                                                             3           *** (OPEN) Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1:  HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing. - EV3                                                                                                                                                                                                                                                                          D           D           Yes      Yes       HUD1, not  CA    7/XX/2012    Purchase      Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                        *** (OPEN) RESPA (2010) -  Initial Payment on Final HUD-1 Inaccurate: RESPA (2010): Initial payment on Final HUD-1 does not match actual payment on loan. - EV2                                                                                                                                                                                                                                                                                                                                                                    signed or
                                                                                                                                                                                                                                                                                        *** (OPEN) RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan. - EV2                                                                                                                                                                                                                                                                                                                                                                                    stamped
                                                                                                                                                                                                                                                                                        *** (OPEN) RESPA -  Initial Escrow Account Statement Missing: RESPA: Initial escrow account statement was not provided to the borrower. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) TIL-MDIA 3-day Waiting Period - Corrected TIL for APR Inaccuracy Received Less than 3 Business Days from Consummation: Truth in Lending Act (Early TIL Disclosure):  Corrected TIL for APR inaccuracy was not received by the borrower at least three (3) business days prior to closing.
                                                                                                                                                                                                                                                                                        - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
3702214775 XXX       XXX       XXX       2                                                                                                                                                                                                                                  2           *** (OPEN) (Doc Error) GFE Error: Interest rate available through date not provided.: GFE Date: 07/XX/2010 - EV2                                                                                                                                                                                      *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the       B           B           No       Yes       Final HUD1 AK    11/XX/2010   Purchase      Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                        *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2                                                                                                     amount of $XXX.
                                                                                                                                                                                                                                                                                        *** (OPEN) RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges. - EV2                                                         COMMENT: 2022/XX/24: Unable to determine under disclosure as the TIL Itemization does not provide a breakdown of prepaid finance charges.
                                                                                                                                                                                                                                                                                        *** (OPEN) RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) RESPA (2010) -  Interest Rate on GFE Inaccurate: RESPA (2010): Interest Rate on GFE does not match Note. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) RESPA (2010) - GFE column on HUD Comparison Chart Inaccurate: RESPA (2010) - GFE column on page 3 of Final HUD-1 does not match most recently disclosed GFE. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) RESPA (2010) - Written Service Provider List Not Provided Timely: RESPA (2010) - Borrower did not receive a list of service providers at the time the Good Faith Estimate was provided. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) RESPA -  Initial Escrow Account statement Inaccurate: RESPA: Initial escrow account statement does not match charges on HUD-1/Final Closing Disclosure. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: RESPA: Initial GFE not provided to Borrower(s) within three (3) business days of Application Date. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2
3802129847 XXX       XXX       XXX       2                                                                                                                                                                                                                                  2           *** (OPEN) (Doc Error) GFE Error: There is no evidence that the interest rate was locked prior to closing - EV2                                                                                                                                                                                                                                                                                                                                                                         B           B           Yes      Yes       Final HUD1 MI    7/XX/2010    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                        *** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Michigan Consumer Caution and Home Ownership Counseling Notice Not Provided: Michigan Consumer Mortgage Protection Act:  Consumer Caution and Home Ownership Counseling Notice not provided to borrower. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Michigan Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided): Michigan Consumer Mortgage Protection Act:  Borrower Bill of Rights disclosure not provided to borrower. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Michigan Consumer Mortgage Protection Act (Counseling Agencies List): Michigan Consumer Mortgage Protection Act:  List of HUD-approved credit counseling agencies not provided to borrower. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) RESPA (2010) -  Interest Rate on GFE Inaccurate: RESPA (2010): Interest Rate on GFE does not match Note. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) RESPA (2010) - 10% Tolerance Without Cure: RESPA (2010): 10% tolerance violation without  evidence of sufficient cure provided. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) RESPA -  Initial Escrow Account Statement Missing: RESPA: Initial escrow account statement was not provided to the borrower. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement to applicant within three (3) business days of application. - EV2
3392735115 XXX       XXX       XXX       2                                                                                                                                                                                                                                  2           *** (OPEN) Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinance by a creditor that is not considered the original creditor. The H-9 form was used, the H-8 form                                                                                                                                                                                       B           B           Yes      Yes       Final HUD1 NC    12/XX/2006   Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                        should have been used. - EV2
3678708207 XXX       XXX       XXX       2                                                                                                                                                                                                                                  2           *** (OPEN) South Carolina Home Loan (Complaint Agency Disclosure Not Provided): South Carolina Home Loan: Borrower not provided with a document specifying the agency designated to receive complaints or inquiries about the origination and making of the loan. - EV2                                                                                                                                                                                                                 B           B           Yes      Yes       Final HUD1 SC    10/XX/2006   Purchase      Primary     XXX        $XXX
3638274614 XXX       XXX       XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV1                                                                                                                                                             2           *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2                                                                                                     *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the       B           B           Yes      Yes       Final HUD1 WA    4/XX/2006    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                        *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2                     amount of $XXX.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              COMMENT: 2022/XX/18: Unable to determine under disclosure due to missing itemization of amount financed.
3548035883 XXX       XXX       XXX       2                *** (OPEN) Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report                                                                                                                    2           *** (OPEN) ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information. - EV2                                                                                                                                      *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the       B           B           Yes      Yes       Final HUD1 CA    12/XX/2004   Refinance     Primary     XXX        $XXX
                                                          Date: 09/XX/2004 - EV3                                                                                                                                                                                                        *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2                                                                                                                          amount of $XXX.
                                                          *** (OPEN) Missing Document: Credit Report not provided - EV3                                                                                                                                                                 *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2                                                                                                     COMMENT: 2022/XX/27: Under disclosure is due to the lender utilizing an index value of 1.355% per the approval, however the lowest index value available in the lookback period
                                                          *** (OPEN) Missing Document: Missing Final 1003 - EV1                                                                                                                                                                         *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2                     is 1.45%.
                                                                                                                                                                                                                                                                                        *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
3834072422 XXX       XXX       XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV1                                                                                                                                                             2           *** (OPEN) (Doc Error) Initial GFE not provided - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                   B           B           No       Yes       Final HUD1 FL    12/XX/1997   Purchase      Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                        *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/1997 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
3734997784 XXX       XXX       XXX       2                                                                                                                                                                                                                                  2           *** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi (Circuit 2, 5, 7, 8, 9, 10 or DC): Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. (H-8 Form was used and property is in the 2 nd, 5 th, 7 th, 8 th, 9 th,   *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the       B           B           Yes      Yes       Final HUD1 LA    3/XX/1998    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                        10 th, or District of Columbia) - EV2                                                                                                                                                                                                                                                                 amount of $XXX.
                                                                                                                                                                                                                                                                                        *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2                                                                                                     COMMENT: 2022/XX/27: TIL itemization did not disclose a flood fee of $XXX a settlement fee of $XXX and a wire fee of $XXX as prepaid finance charges. Also, TIL itemization over
                                                                                                                                                                                                                                                                                        *** (OPEN) Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements - EV2                                                disclosed a doc fee of $XXX as a prepaid finance charge.
3625650940 XXX       XXX       XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV1                                                                                                                                                             2           *** (OPEN) (Doc Error) Initial GFE not provided - EV2                                                                                                                                                                                                                                                 *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the       B           B           No       Yes       Final HUD1 NC    7/XX/1991    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                        *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2                                                                                                     amount of $XXX.
                                                                                                                                                                                                                                                                                        *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/1991 which is 0 months prior to consummation. A lookback was performed to determine this application date. - EV2                     COMMENT: 2022/XX/27: TIL itemization did not disclose an prepaid interest fee of $XXX, a tax fee of 35$ nor a 25$ courier fee as prepaid finance charges.
3174676256 XXX       XXX       XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV1                                                                                                                                                             2           *** (OPEN) (Doc Error) Initial GFE not provided - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                   B           B           Yes      Yes       Final HUD1 NY    12/XX/2006   Purchase      Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                        *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
3355585776 XXX       XXX       XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV1                                                                                                                                                             2           *** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2                                                                                                                                                                             *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the       B           B           Yes      Yes       Final HUD1 MI    3/XX/2005    Refinance     Primary     XXX        $XXX
                                                          *** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV1                                                                                                                                          *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2                                                                                                     amount of $XXX.
                                                                                                                                                                                                                                                                                        *** (OPEN) Michigan Consumer Caution and Home Ownership Counseling Notice Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2                                                                                            COMMENT: 2019/XX/06: The itemization of amount financed did not include the closing fee of $XXX recording service fee of $XXX and courier fee of $XXX as prepaid finance charges.
                                                                                                                                                                                                                                                                                        *** (OPEN) Michigan Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided Timely): Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
3320536389 XXX       XXX       XXX       2                *** (OPEN) Missing Document: Appraisal not provided - EV3                                                                                                                                                         2           *** (OPEN) (Doc Error) Initial GFE not provided - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                   B           B           Yes      Yes       Final HUD1 GA    8/XX/2009    Purchase      UTD         XXX        $XXX
                                                          *** (OPEN) Missing Document: Credit Report not provided - EV3                                                                                                                                                                 *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                          *** (OPEN) Missing Document: Missing Final 1003 - EV1                                                                                                                                                                         *** (OPEN) FACTA Disclosure Missing: Unable to determine FACTA Credit Score Disclosure was provided due to missing information. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2009 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2
3538696613 XXX       XXX       XXX       2                *** (OPEN) Missing Document: Appraisal not provided - EV3                                                                                                                                                         2           *** (OPEN) (Doc Error) Initial GFE not provided - EV2                                                                                                                                                                                                                                                 *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the       B           B           No       Yes       Final HUD1 OH    5/XX/2007    Purchase      Primary     XXX        $XXX
                                                          *** (OPEN) Missing Document: Missing Final 1003 - EV1                                                                                                                                                                         *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                amount of $XXX.
                                                                                                                                                                                                                                                                                        *** (OPEN) Final TIL APR Under/Over Disclosed By Greater Than 0.125%: Truth In Lending Act:  Final TIL APR of 6.50000% is underdisclosed from calculated APR of 6.63542% outside of 0.125% tolerance. - EV2                                                                                           COMMENT: 2021/XX/06: Unable to determine the reason for the underdisclosure due to missing itemization of amount financed
                                                                                                                                                                                                                                                                                        *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Ohio Consumer Sales Practices Act (Ability to Repay not Verified): Ohio Consumer Sales Practices Act:  Borrower's ability to repay not verified with reliable documentation. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Ohio Consumer Sales Practices Act (Acknowledgement of Receipt of Home Mortgage Loan Information Document Not Retained by Lender): Ohio Consumer Sales Practices Act: Acknowledgement of Receipt of Home Mortgage Loan Information Document not retained by lender. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Ohio Consumer Sales Practices Act (Closing Disclosure Not Provided): Ohio Consumer Sales Practices Act:  Consumer did not receive the required Closing Disclosure. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
3419976025 XXX       XXX       XXX       2                *** (OPEN) Missing Document: Appraisal not provided - EV3                                                                                                                                                         2           *** (OPEN) (Doc Error) Initial GFE not provided - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                   B           B           No       Yes       Final HUD1 OH    1/XX/2007    Purchase      Primary     XXX        $XXX
                                                          *** (OPEN) Missing Document: Missing Final 1003 - EV1                                                                                                                                                                         *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Ohio Consumer Sales Practices Act (Ability to Repay not Verified): Ohio Consumer Sales Practices Act:  Borrower's ability to repay not verified with reliable documentation. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Ohio Consumer Sales Practices Act (Acknowledgement of Receipt of Home Mortgage Loan Information Document Not Retained by Lender): Ohio Consumer Sales Practices Act: Acknowledgement of Receipt of Home Mortgage Loan Information Document not retained by lender. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Ohio Consumer Sales Practices Act (Closing Disclosure Not Provided): Ohio Consumer Sales Practices Act:  Consumer did not receive the required Closing Disclosure. - EV2
3611771687 XXX       XXX       XXX       1                                                                                                                                                                                                                                  1                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                   A           A           No       Yes       Final HUD1 FL    12/XX/2004   Purchase      Second Home XXX        $XXX
3564531969 XXX       XXX       XXX       2                                                                                                                                                                                                                                  2           *** (OPEN) (Doc Error) Initial GFE not provided - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                   B           B           Yes      Yes       Final HUD1 NJ    8/XX/2002    Refinance     Primary     XXX        $XXX
3756981619 XXX       XXX       XXX       2        1       *** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV1                                                                                                                              2           *** (OPEN) TRID Final Closing Disclosure Escrowed Property Costs Year 1 -  October 2018 Test: TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Escrowed Property Costs over Year 1 of $XXX on Final Closing Disclosure provided on 02/XX/2019 not accurate. (Final/02/XX/2019) - EV2    *** (OPEN) TRID Final Closing Disclosure Escrowed Property Costs Year 1 -  October 2018 Test: TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Escrowed Property    B           B           Yes      No                   FL    2/XX/2019    Purchase      Primary     XXX        $XXX                  Temporary    Temporary
                                                                                                                                                                                                                                                                                        *** (OPEN) TRID Final Closing Disclosure Non Escrowed Property Costs Year 1: TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Non-Escrowed Property Costs over Year 1 of $XXX on Final Closing Disclosure provided on 02/XX/2019 not accurate. (Final/02/XX/2019) - EV2                 Costs over Year 1 of $XXX on Final Closing Disclosure provided on 02/XX/2019 not accurate. (Final/02/XX/2019)                                                                                                                                                                                                         SHQM         SHQM
                                                                                                                                                                                                                                                                                        *** (OPEN) TRID Revised Loan Estimate Issue and Received Date >  Closing Disclosure Issue and Received Date: TILA-RESPA Integrated Disclosure: Revised Loan Estimate provided on or after the date the Closing Disclosure was provided. (The Revised Loan Estimate was received on or after the       COMMENT: 2022/XX/06: Escrowed property costs over year 1 does not include mortgage insurance however it is being escrowed                                                                                                                                                                                             (GSE/Agency  (GSE/Agency
                                                                                                                                                                                                                                                                                        Closing Disclosure.) (Interim/02/XX/2019) - EV2                                                                                                                                                                                                                                                       *** (OPEN) TRID Final Closing Disclosure Non Escrowed Property Costs Year 1: TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Non-Escrowed Property Costs over Year                                                                                                                                     Eligible)    Eligible)
                                                                                                                                                                                                                                                                                        *** (OPEN) TRID Revised Loan Estimate Issue and Received Date >  Closing Disclosure Issue and Received Date: TILA-RESPA Integrated Disclosure: Revised Loan Estimate provided on or after the date the Closing Disclosure was provided. (The Revised Loan Estimate was received on or after the       1 of $XXX on Final Closing Disclosure provided on 02/XX/2019 not accurate. (Final/02/XX/2019)
                                                                                                                                                                                                                                                                                        Closing Disclosure.) (Interim/01/XX/2019) - EV2                                                                                                                                                                                                                                                       COMMENT: 2021/XX/29: Non escrowed property costs over year 1 includes mortgage insurance however it is escrowed
                                                                                                                                                                                                                                                                                        *** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (8304) - EV2         *** (OPEN) TRID Revised Loan Estimate Issue and Received Date >  Closing Disclosure Issue and Received Date: TILA-RESPA Integrated Disclosure: Revised Loan Estimate provided on
                                                                                                                                                                                                                                                                                        *** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7506) - EV2        or after the date the Closing Disclosure was provided. (The Revised Loan Estimate was received on or after the Closing Disclosure.) (Interim/02/XX/2019)
                                                                                                                                                                                                                                                                                        *** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Rate Lock Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7335) - EV2        COMMENT: 2021/XX/29: Initial CD dated 1/XX/19, revised LE dated 2/XX/2019
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              *** (OPEN) TRID Revised Loan Estimate Issue and Received Date >  Closing Disclosure Issue and Received Date: TILA-RESPA Integrated Disclosure: Revised Loan Estimate provided on or after the date the Closing Disclosure was provided. (The Revised Loan Estimate was received on or after the Closing Disclosure.) (Interim/01/XX/2019)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              COMMENT: 2021/XX/29: Initial CD dated 1/XX/19, revised LE dated 1/XX/19
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              *** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax.  Fee
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (8304)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              COMMENT: 2021/XX/29: Insufficient cure and no COC provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              *** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee.  Fee
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7506)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              COMMENT: 2021/XX/29: Insufficient cure and no COC provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              *** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Rate Lock Fee.  Fee
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7335)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              COMMENT: 2021/XX/29: Insufficient cure and no COC provided
3804187388 XXX       XXX       XXX       3        3       *** (OPEN) Available for Closing is insufficient to cover Cash From Borrower. - EV3               *** (OPEN) Available for Closing is insufficient to cover Cash From Borrower.                                   2           *** (OPEN) ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/08/XX/2018) - EV2                                                                                                                                                                                                 B           B           Yes      No                   NC    9/XX/2018    Purchase      Primary     XXX        $XXX                  Temporary    Temporary
                                                                                                                                                            COMMENT: 2022/XX/19: Missing evidence of Earnest Money Deposits reflected on the Final Closing Disclosure.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              SHQM         SHQM
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    (GSE/Agency  (GSE/Agency
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Eligible)    Eligible)
2899738661 XXX       XXX       XXX       2        1       *** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most                                                                                                                   2           *** (OPEN) TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $XXX exceeds tolerance of $XXX plus 10% or $XXX.  Insufficient or no cure was provided to the borrower. (0) - EV2             *** (OPEN) TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $XXX      B           B           Yes      No                   TN    3/XX/2018    Purchase      Primary     XXX        $XXX                  Temporary    Temporary
                                                          recent FEMA disaster. - EV1                                                                                                                                                                                                   *** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Attorney's Fee (Closing Agent Only).  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the         exceeds tolerance of $XXX plus 10% or $XXX.  Insufficient or no cure was provided to the borrower. (0)                                                                                                                                                                                                                SHQM         SHQM
                                                                                                                                                                                                                                                                                        borrower. (7743) - EV2                                                                                                                                                                                                                                                                                COMMENT: 2022/XX/06: Unable to locate a valid change of circumstance or a sufficient cure to the borrower.                                                                                                                                                                                                            (GSE/Agency  (GSE/Agency
                                                                                                                                                                                                                                                                                        *** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Pest Inspection Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7713) - EV2  *** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Attorney's Fee                                                                                                                                           Eligible)    Eligible)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              (Closing Agent Only).  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7743)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              COMMENT: 2022/XX/06: Unable to locate a valid change of circumstance or a sufficient cure to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              *** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Pest Inspection Fee.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7713)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              COMMENT: 2022/XX/06: Unable to locate a valid change of circumstance or a sufficient cure to the borrower.
3818445190 XXX       XXX       XXX       3        3       *** (OPEN) Missing Document: Credit Report not provided - EV3                                                                                                                                                     2           *** (OPEN) New York Late Charge Percent Testing: New York Late Charge: Note late charge percent of 5.00000% exceeds the state maximum of 2%. - EV2                                                                                                                                                    *** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax.  Fee   B           B           Yes      No                   NY    1/XX/2018    Purchase      Primary     XXX        $XXX                  Temporary    Temporary
                                                          *** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most                                                                                                                               *** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (8304) - EV2         Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (8304)                                                                                                                                                                                                               SHQM         SHQM
                                                          recent FEMA disaster. - EV1                                                                                                                                                                                                   *** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7200) - EV2 COMMENT: 2021/XX/20: A cure was not disclosed and evidence that a valid COC was provided to the Borrower is missing.                                                                                                                                                                                                  (GSE/Agency  (GSE/Agency
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              *** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount                                                                                                                                            Eligible)    Eligible)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              Points.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7200)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              COMMENT: 2021/XX/20: A cure was not disclosed and evidence that a valid COC was provided to the Borrower is missing.
2969386132 XXX       XXX       XXX       2        2       *** (OPEN) AUS/Guideline Findings: All conditions were not met - EV2                              *** (OPEN) AUS/Guideline Findings: All conditions were not met                                                  2           *** (OPEN) Check Restated Loan Designation Match - QM / ATR: Ability to Repay / Qualified Mortgage (Dodd-Frank 2014): The initial Loan Designation provided did not match, however, the updated Loan Designation of Safe Harbor QM matches the Due Diligence Loan Designation of Safe Harbor QM. -    *** (OPEN) Check Restated Loan Designation Match - QM / ATR: Ability to Repay / Qualified Mortgage (Dodd-Frank 2014): The initial Loan Designation provided did not match,        B           B           Yes      No                   WA    1/XX/2018    Purchase      Primary     XXX        $XXX                  Temporary    Safe Harbor
                                                          *** (OPEN) Missing Document: Verification of Rent (VOR) / Verification of Mortgage (VOM) not      COMMENT: 2023/XX/27: Missing the complete credit report with all pages                                                      EV2                                                                                                                                                                                                                                                                                                   however, the updated Loan Designation of Safe Harbor QM matches the Due Diligence Loan Designation of Safe Harbor QM.                                                                                                                                                                                                 SHQM         QM
                                                          provided - EV2                                                                                                                                                                                                                *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2017 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2                     COMMENT: 2023/XX/19: Loan designation was restated by client.                                                                                                                                                                                                                                                         (GSE/Agency
                                                                                                                                                                                                                                                                                        *** (OPEN) NMLS - Missing Evidence of Initial Loan Application Date: Truth in Lending Act (NMLSR Dodd- Frank 2014): Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date. - EV2                                                     *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2017 which is 1                                                                                                                                      Eligible)
                                                                                                                                                                                                                                                                                        *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application    months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                        due to missing information. - EV2                                                                                                                                                                                                                                                                     COMMENT: 2022/XX/10: Missing initial 1003 signed/dated by the originator
                                                                                                                                                                                                                                                                                        *** (OPEN) RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2                                                          *** (OPEN) NMLS - Missing Evidence of Initial Loan Application Date: Truth in Lending Act (NMLSR Dodd- Frank 2014): Unable to determine compliance with NMLSR timing requirements
                                                                                                                                                                                                                                                                                        *** (OPEN) TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (Initial/01/XX/2018) - EV2                                                                      due to missing evidence of initial loan application date.
                                                                                                                                                                                                                                                                                        *** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (8304) - EV2         COMMENT: 2022/XX/10: Missing initial 1003 signed/dated by the originator
                                                                                                                                                                                                                                                                                        *** (OPEN) Washington Residential Mortgage Loan (Disclosure of Material Terms Not Provided Timely): Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2                                                                                       *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if
                                                                                                                                                                                                                                                                                        *** (CLEARED) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due Diligence Loan Designation of Safe Harbor QM. - EV1                                                                     Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
                                                                                                                                                                                                                                                                                        *** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV1                                                                                                                                                                                                                                      COMMENT: 2022/XX/10: Missing initial 1003 signed/dated by the originator
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              *** (OPEN) RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              COMMENT: 2022/XX/10: Missing initial 1003 signed/dated by the originator
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              *** (OPEN) TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (Initial/01/XX/2018)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              COMMENT: 2022/XX/06: Evidence of earlier borrower receipt was not found in file.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              *** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax.  Fee
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (8304)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              COMMENT: 2022/XX/06: Zero Percent Fee Tolerance exceeded for Transfer Tax. Fee Amount of $XXX exceeds tolerance of $XXX. Insufficient or no cure was provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              *** (OPEN) Washington Residential Mortgage Loan (Disclosure of Material Terms Not Provided Timely): Unable to determine compliance with timing requirements due to missing
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              COMMENT: 2022/XX/10: Missing initial 1003 signed/dated by the originator
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              *** (CLEARED) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              Diligence Loan Designation of Safe Harbor QM.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              COMMENT: 2023/XX/19: Loan Designation of Safe Harbor QM due to missing credit report
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              *** (OPEN) Missing Document: Missing Lender's Initial 1003
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              COMMENT: 2022/XX/10: Missing the initial 1003 signed/dated by the originator
3720607939 XXX       XXX       XXX       2        2       *** (OPEN) Credit report shows credit payments as currently delinquent. - EV2                                                                                                                                     2           *** (OPEN) RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List of Homeownership Counseling Organizations to borrower. - EV2                                                                             *** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for 203K Architectural   B           B           Yes      No                   AK    7/XX/2017    Purchase      Primary     XXX        $XXX                  Non QM       Non QM
                                                          *** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most                                                                                                                               *** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for 203K Architectural And Engineering Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the      And Engineering Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7748)
                                                          recent FEMA disaster. - EV1                                                                                                                                                                                                   borrower. (7748) - EV2                                                                                                                                                                                                                                                                                COMMENT: 2021/XX/21: Cure for 0% tolerance violations in the amount of $XXX was not provided. Provide a post-close CD disclosing the tolerance cure of $XXX copy the refund check, proof of delivery, and a copy of the letter of explanation sent to the borrower disclosing the changes made.
2893630223 XXX       XXX       XXX       2        2       *** (OPEN) Credit Report Error: Months Reported  was not provided: Credit Report: Original //     *** (OPEN) Credit Report Error: Months Reported  was not provided: Credit Report: Original // Liability Type:   2           *** (OPEN) Ohio Consumer Sales Practices Act (Acknowledgement of Receipt of Home Mortgage Loan Information Document Not Retained by Lender): Ohio Consumer Sales Practices Act: Acknowledgement of Receipt of Home Mortgage Loan Information Document not retained by lender. - EV2                   *** (OPEN) Ohio Consumer Sales Practices Act (Acknowledgement of Receipt of Home Mortgage Loan Information Document Not Retained by Lender): Ohio Consumer Sales Practices Act:   B           B           Yes      No                   OH    7/XX/2017    Refinance     Primary     XXX        $XXX                  Temporary    Temporary
                                                          Liability Type: Student Loans / Current Balance: $XXX / Line Limit: <empty>, Credit Report:       Student Loans / Current Balance: $XXX / Line Limit: <empty>, Credit Report: Original // Liability Type:                     *** (OPEN) Ohio Consumer Sales Practices Act (Closing Disclosure Not Provided): Ohio Consumer Sales Practices Act:  Consumer did not receive the required Closing Disclosure. - EV2                                                                                                                   Acknowledgement of Receipt of Home Mortgage Loan Information Document not retained by lender.                                                                                                                                                                                                                         SHQM         SHQM
                                                          Original // Liability Type: Revolving / Current Balance: $XXX / Line Limit: $XXX, Credit Report:  Revolving / Current Balance: $XXX / Line Limit: $XXX, Credit Report: Original // Liability Type: Revolving /                *** (OPEN) Ohio Consumer Sales Practices Act (No Documentation of Tangible Net Benefit Analysis): Ohio Consumer Sales Practices Act:  Mortgage loan file does not contain documentation of the analysis of the borrower's reasonable tangible net benefit. - EV2                                      COMMENT: 2021/XX/17: Acknowledgment of receipt of home mortgage loan information document not provided in file                                                                                                                                                                                                        (GSE/Agency  (GSE/Agency
                                                          Original // Liability Type: Revolving / Current Balance: $XXX / Line Limit: <empty>, Credit       Current Balance: $XXX / Line Limit: <empty>, Credit Report: Original // Liability Type: Revolving / Current                 *** (OPEN) TRID Zero Percent Tolerance Violation With Sufficient Cure - 130(b) Cure: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Sufficient or excess cure was provided to the borrower. Missing     *** (OPEN) Ohio Consumer Sales Practices Act (Closing Disclosure Not Provided): Ohio Consumer Sales Practices Act:  Consumer did not receive the required Closing Disclosure.                                                                                                                                         Eligible)    Eligible)
                                                          Report: Original // Liability Type: Revolving / Current Balance: $XXX / Line Limit: $XXX, Credit  Balance: $XXX / Line Limit: $XXX, Credit Report: Original // Liability Type: Revolving / Current Balance: $XXX              required remediation documentation to complete cure. (7520) - EV2                                                                                                                                                                                                                                     COMMENT: 2021/XX/17: Confirmed file did not contain a state required closing disclosure
                                                          Report: Original // Liability Type: Revolving / Current Balance: $XXX / Line Limit: $XXX, Credit  / Line Limit: $XXX, Credit Report: Original // Liability Type: Student Loans / Current Balance: $XXX / Line                                                                                                                                                                                                                                                                                                                       *** (OPEN) Ohio Consumer Sales Practices Act (No Documentation of Tangible Net Benefit Analysis): Ohio Consumer Sales Practices Act:  Mortgage loan file does not contain
                                                          Report: Original // Liability Type: Student Loans / Current Balance: $XXX / Line Limit: <empty>,  Limit: <empty>, Credit Report: Original // Liability Type: Revolving / Current Balance: $XXX / Line Limit:                                                                                                                                                                                                                                                                                                                        documentation of the analysis of the borrower's reasonable tangible net benefit.
                                                          Credit Report: Original // Liability Type: Revolving / Current Balance: $XXX / Line Limit: $XXX,  $XXX, Credit Report: Original // Liability Type: Revolving / Current Balance: $XXX / Line Limit: $XXX, Credit                                                                                                                                                                                                                                                                                                                     COMMENT: 2021/XX/17: Confirmed file did not contain a state required tangible net benefit
                                                          Credit Report: Original // Liability Type: Revolving / Current Balance: $XXX / Line Limit: $XXX,  Report: Original // Liability Type: Revolving / Current Balance: $XXX / Line Limit: $XXX, Credit Report:
                                                          Credit Report: Original // Liability Type: Revolving / Current Balance: $XXX / Line Limit: $XXX,  Original // Liability Type: Revolving / Current Balance: $XXX / Line Limit: $XXX
                                                          Credit Report: Original // Liability Type: Revolving / Current Balance: $XXX / Line Limit: $XXX - COMMENT: 2021/XX/17: Credit report does not provide detailed months reporting the credit accounts, however the
                                                          EV2                                                                                               credit report does report that there are not late payments on the 7 open installment accounts for the borrower.
2884490982 XXX       XXX       XXX       3        3       *** (OPEN) The Hazard Insurance Policy effective date is after the Transaction Date. - EV3        *** (OPEN) The Hazard Insurance Policy effective date is after the Transaction Date.                            1                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                   A           A           Yes      No                   CA    11/XX/2016   Purchase      Primary     XXX        $XXX                  Temporary    Temporary
                                                                                                                                                            COMMENT: 2022/XX/04: The homeowner's insurance declarations page in the file verified an effective date of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              SHQM         SHQM
                                                                                                                                                            11/XX/2016 which is after the consummation date of 11/XX/2016.  Provide a revised homeowner's insurance                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 (GSE/Agency  (GSE/Agency
                                                                                                                                                            declaration page or policy verifying coverage in effect at or prior to consummation.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Eligible)    Eligible)
3477440654 XXX       XXX       XXX       3        3       *** (OPEN) Security Instrument Error: Security instrument maturity date and note maturity date do *** (OPEN) Security Instrument Error: Security instrument maturity date and note maturity date do not concur.   2           *** (OPEN) ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/10/XX/2016) - EV2               *** (OPEN) TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business    B           B           Yes      No                   NC    11/XX/2016   Purchase      Primary     XXX        $XXX                  Temporary    Temporary
                                                          not concur. - EV3                                                                                 COMMENT: 2022/XX/04: Entry per document, Note dated XXX and security instrument dated XXX                                   *** (OPEN) Federal Loan Originator Compensation - Individual LO Not NMLS Licensed at Time of Application: Truth in Lending Act (NMLSR Dodd- Frank 2014): Individual Loan Originator not NMLS licensed or registered at time of application. - EV2                                                     days prior to closing. (Final/11/XX/2016)                                                                                                                                                                                                                                                                             SHQM         SHQM
                                                                                                                                                                                                                                                                                        *** (OPEN) TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (Final/11/XX/2016) - EV2                                                                        COMMENT: 2022/XX/04: Evidence of earlier borrower receipt was not found in file.                                                                                                                                                                                                                                      (GSE/Agency  (GSE/Agency
                                                                                                                                                                                                                                                                                        *** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (8304) - EV2         *** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax.  Fee                                                                                                                                       Eligible)    Eligible)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (8304)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              COMMENT: 2022/XX/04: No COC or cure was provided to the borrower for tolerance overages
3140536708 XXX       XXX       XXX       3        3       *** (OPEN) Missing Document: Credit Report not provided - EV3                                     *** (OPEN) Missing Document: Credit Report not provided                                                         2           *** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7506) - EV2        *** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee.  Fee  B           B           Yes      No                   PA    6/XX/2016    Refinance     Primary     XXX        $XXX                  Temporary    Temporary
                                                                                                                                                            COMMENT: 2021/XX/10: Credit report reflecting liabilities active at time of transaction is missing from file.               *** (CANCELLED) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due Diligence Loan Designation of Non QM. - EV1                                                                           Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7506)                                                                                                                                                                                                               SHQM         SHQM
                                                                                                                                                            Liabilities entered from the Final 1003.                                                                                    *** (CANCELLED) QM DTI: Qualified Mortgage (Dodd-Frank 2014): Total Debt to Income Ratio exceeds 43% and the images do not provide evidence loan is eligible for purchase, guarantee or insurance by the appropriate agency. - EV1                                                                    COMMENT: 2021/XX/10: Insufficient or no cure was provided to the borrower.                                                                                                                                                                                                                                            (GSE/Agency  (GSE/Agency
                                                                                                                                                                                                                                                                                        *** (CANCELLED) Retirement Documentation: Qualified Mortgage (Dodd-Frank 2014): Retirement income documentation insufficient. (XXX Retired/Pension) - EV1                                                                                                                                             *** (CANCELLED) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due                                                                                                                                       Eligible)    Eligible)
                                                                                                                                                                                                                                                                                        *** (CANCELLED) Social Security Documentation: Qualified Mortgage (Dodd-Frank 2014): Social Security income documentation insufficient. (XXX Retired/Social Security) - EV1                                                                                                                           Diligence Loan Designation of Non QM.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              COMMENT: 2021/XX/28: A complete origination credit report is missing the loan is water falling to ATR/QM standard documentation requirements.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              *** (CANCELLED) QM DTI: Qualified Mortgage (Dodd-Frank 2014): Total Debt to Income Ratio exceeds 43% and the images do not provide evidence loan is eligible for purchase, guarantee or insurance by the appropriate agency.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              COMMENT: 2021/XX/28: A complete origination credit report is missing the loan is water falling to ATR/QM standard documentation requirements.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              *** (CANCELLED) Retirement Documentation: Qualified Mortgage (Dodd-Frank 2014): Retirement income documentation insufficient. (XXX Retired/Pension)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              COMMENT: 2021/XX/28: A complete origination credit report is missing the loan is water falling to ATR/QM standard documentation requirements.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              *** (CANCELLED) Social Security Documentation: Qualified Mortgage (Dodd-Frank 2014): Social Security income documentation insufficient. (XXX Retired/Social Security)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              COMMENT: 2021/XX/28: A complete origination credit report is missing the loan is water falling to ATR/QM standard documentation requirements.
3496577433 XXX       XXX       XXX       3        3       *** (OPEN) AUS/Guideline Findings: All conditions were not met - EV3                              *** (OPEN) AUS/Guideline Findings: All conditions were not met                                                  3           *** (OPEN) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due Diligence Loan Designation of Non QM. - EV3                                                                                *** (OPEN) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due        C           C           Yes      No                   NJ    5/XX/2016    Purchase      Primary     XXX        $XXX                  Temporary    Non QM
                                                          *** (OPEN) Available for Closing is insufficient to cover Cash From Borrower. - EV3               COMMENT: 2022/XX/08: Missing credit report.                                                                                 *** (OPEN) QM DTI: Qualified Mortgage (Dodd-Frank 2014): Total Debt to Income Ratio exceeds 43% and the images do not provide evidence loan is eligible for purchase, guarantee or insurance by the appropriate agency. - EV3                                                                         Diligence Loan Designation of Non QM.                                                                                                                                                                                                                                                                                 SHQM
                                                          *** (OPEN) Missing Document: Credit Report not provided - EV3                                     *** (OPEN) Available for Closing is insufficient to cover Cash From Borrower.                                               *** (OPEN) QM Employment History: Qualified Mortgage (Dodd-Frank 2014): Employment history requirement not met. (XXX/9722187) - EV3                                                                                                                                                                   COMMENT: 2022/XX/08: The loan is failing Temp SHQM due to missing credit report.                                                                                                                                                                                                                                      (GSE/Agency
                                                          *** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most   COMMENT: 2022/XX/04: Insufficient assets verified to meet closing requirement.                                              *** (OPEN) TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (Initial/05/XX/2016) - EV2                                                                      *** (OPEN) QM DTI: Qualified Mortgage (Dodd-Frank 2014): Total Debt to Income Ratio exceeds 43% and the images do not provide evidence loan is eligible for purchase, guarantee                                                                                                                                       Eligible)
                                                          recent FEMA disaster. - EV1                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         or insurance by the appropriate agency.
                                                          *** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV1                                                                                                                                                                                                                                                                                                                                                                                                                                                COMMENT: 2022/XX/08: The loan is failing Temp SHQM due to missing credit report. Max dti allowed per SHQM is 43%.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              *** (OPEN) QM Employment History: Qualified Mortgage (Dodd-Frank 2014): Employment history requirement not met. (XXX/9722187)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              COMMENT: 2022/XX/08: The loan is failing Temp SHQM due to missing credit report. SHQM requires two year employment history verification.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              *** (OPEN) TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (Initial/05/XX/2016)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              COMMENT: 2022/XX/04: The initial CD was not signed and dated by the borrower. Estimated date of receipt is not at least three business days prior to closing.
3850318508 XXX       XXX       XXX       3        3       *** (OPEN) Transaction Error: Outstanding liens were not paid at closing.: Date Issued:                                                                                                                           1           *** (CURED) TRID Ten Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $XXX exceeds tolerance of $XXX plus 10% or $XXX.  Sufficient or excess cure was provided to the borrower at Closing. *** (CURED) TRID Ten Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of  A           A           Yes      No                   LA    5/XX/2016    Refinance     Primary     XXX        $XXX                  Temporary    Temporary
                                                          05/XX/2016 - EV3                                                                                                                                                                                                              (0) - EV1                                                                                                                                                                                                                                                                                             $XXX exceeds tolerance of $XXX plus 10% or $XXX.  Sufficient or excess cure was provided to the borrower at Closing. (0)                                                                                                                                                                                              SHQM         SHQM
                                                          *** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most                                                                                                                               *** (CURED) TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Sufficient or excess cure was provided to the borrower at        COMMENT: 2022/XX/12: No COC or Cost to cure.                                                                                                                                                                                                                                                                          (GSE/Agency  (GSE/Agency
                                                          recent FEMA disaster. - EV1                                                                                                                                                                                                   Closing. (7506) - EV1                                                                                                                                                                                                                                                                                 *** (CURED) TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal                                                                                                                                       Eligible)    Eligible)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Sufficient or excess cure was provided to the borrower at Closing. (7506)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              COMMENT: 2022/XX/12: No COC or Cost to cure.
3179128009 XXX       XXX       XXX       3        3       *** (OPEN) Missing Document: Hazard Insurance Policy not provided - EV3                           *** (OPEN) Valuation address does not match Note address.: Valuation Type: Appraisal / Valuation Report Date:   2           *** (OPEN) RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges. - EV2                                                         *** (OPEN) RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.                                         B           B           Yes      Yes       Final HUD1 WY    11/XX/2015   Refinance     Primary     XXX        $XXX                  Temporary    Temporary
                                                          *** (OPEN) Valuation address does not match Note address.: Valuation Type: Appraisal / Valuation  10/XX/2015                                                                                                                  *** (OPEN) RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan. - EV2                                                                                                                                                       COMMENT: 2022/XX/04: Variance of initial payment disclosed on GFE due to incorrect loan amount.                                                                                                                                                                                                                       SHQM         SHQM
                                                          Report Date: 10/XX/2015 - EV3                                                                     COMMENT: 2022/XX/04: Valuation address used direction "W" at end of property address- Note does not have this               *** (OPEN) RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note. - EV2                                                                                                                                                                     *** (OPEN) RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note.                                                                                                                                                                                           (GSE/Agency  (GSE/Agency
                                                                                                                                                            direction.                                                                                                                  *** (OPEN) RESPA (2010) - HUD column on HUD Comparison Chart Inaccurate: RESPA (2010) - HUD-1 column on page 3 of Final HUD-1 does not match charges on page 2 of disclosure. - EV2                                                                                                                   COMMENT: 2022/XX/04: The final GFE provided noted a loan amount of $XXX and the Note was for $XXX.                                                                                                                                                                                                                    Eligible)    Eligible)
                                                                                                                                                                                                                                                                                        *** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2                                                                                         *** (OPEN) RESPA (2010) - HUD column on HUD Comparison Chart Inaccurate: RESPA (2010) - HUD-1 column on page 3 of Final HUD-1 does not match charges on page 2 of disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              COMMENT: 2022/XX/11: Page 2 of the HUD noted a homeowners insurance fee that was not on the HUD column on page 3.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              *** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              Arrangement Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              COMMENT: 2022/XX/11: The initial affiliated disclosure was not signed.
3676770029 XXX       XXX       XXX       3        1       *** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV1                                                                                                                              2           *** (OPEN) ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Not Provided Timely: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide "Right to Receive a Copy" appraisal disclosure to applicant within three (3) business days of application or determination of first   *** (OPEN) TILA NMLSR - Individual Originator NMLS information on documents does not match NMLS website: Truth in Lending Act (NMLSR Dodd- Frank 2014): Individual Loan           B           B           Yes      Yes       Final HUD1 NC    10/XX/2015   Purchase      Primary     XXX        $XXX                  Temporary    Temporary
                                                                                                                                                                                                                                                                                        lien status. - EV2                                                                                                                                                                                                                                                                                    Originator NMLSR information on loan documents does not match NMLSR.                                                                                                                                                                                                                                                  SHQM         SHQM
                                                                                                                                                                                                                                                                                        *** (OPEN) North Carolina First Lien Late Charge Percent Testing: North Carolina Late Charge: Note late charge percent of 5.00000% exceeds the state maximum of 4%. - EV2                                                                                                                             COMMENT: 2021/XX/15: NMLS ID does not match LO                                                                                                                                                                                                                                                                        (GSE/Agency  (GSE/Agency
                                                                                                                                                                                                                                                                                        *** (OPEN) RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges. - EV2                                                                                                                                                                                                                                                                                                                                                                               Eligible)    Eligible)
                                                                                                                                                                                                                                                                                        *** (OPEN) RESPA (2010) - GFE column on HUD Comparison Chart Inaccurate: RESPA (2010) - GFE column on page 3 of Final HUD-1 does not match most recently disclosed GFE. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) TILA NMLSR - Individual Originator NMLS information on documents does not match NMLS website: Truth in Lending Act (NMLSR Dodd- Frank 2014): Individual Loan Originator NMLSR information on loan documents does not match NMLSR. - EV2
3300890650 XXX       XXX       XXX       2        1                                                                                                                                                                                                                         2           *** (OPEN) RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan. - EV2                                                                                                                                                                                                                                                                                                                                         B           B           Yes      Yes       Final HUD1 MD    9/XX/2015    Purchase      Primary     XXX        $XXX                  Temporary    Temporary
                                                                                                                                                                                                                                                                                        *** (OPEN) RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note. - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           SHQM         SHQM
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    (GSE/Agency  (GSE/Agency
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Eligible)    Eligible)
2759843625 XXX       XXX       XXX       2        1       *** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most                                                                                                                   2           *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2                                                                                                     *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the       B           B           Yes      Yes       Final HUD1 NY    8/XX/2015    Purchase      Primary     XXX        $XXX                  Temporary    Temporary
                                                          recent FEMA disaster. - EV1                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         amount of $XXX.                                                                                                                                                                                                                                                                                                       SHQM         SHQM
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              COMMENT: 2021/XX/23: Lender did not include Departmental fees in finance charge calculations                                                                                                                                                                                                                          (GSE/Agency  (GSE/Agency
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Eligible)    Eligible)
3523072834 XXX       XXX       XXX       2        1       *** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most                                                                                                                   2           *** (OPEN) RESPA (2010) - 0% Tolerance (Line 802) Without Cure: RESPA (2010): 0% tolerance violation for 802 fee without evidence of sufficient cure provided. - EV2                                                                                                                                  *** (OPEN) RESPA (2010) - 0% Tolerance (Line 802) Without Cure: RESPA (2010): 0% tolerance violation for 802 fee without evidence of sufficient cure provided.                    B           B           Yes      Yes       Final HUD1 TX    5/XX/2015    Purchase      Primary     XXX        $XXX                  Temporary    Temporary
                                                          recent FEMA disaster. - EV1                                                                                                                                                                                                   *** (OPEN) RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule (Dodd-Frank 2014): List of Homeownership Counseling Organizations not provided to applicant within three (3) business days of application. -   COMMENT: 2022/XX/04: No COC or cure was provided to the borrower for tolerance overages                                                                                                                                                                                                                               HPQM         HPQM
                                                                                                                                                                                                                                                                                        EV2                                                                                                                                                                                                                                                                                                   *** (OPEN) RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule (Dodd-Frank 2014): List of                                                                                                                                     (GSE/Agency  (GSE/Agency
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              Homeownership Counseling Organizations not provided to applicant within three (3) business days of application.                                                                                                                                                                                                       Eligible)    Eligible)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              COMMENT: 2022/XX/04: RESPA Disclosure was not provided within 3 business days of application.
3638528683 XXX       XXX       XXX       3        3       *** (OPEN) REO Documents are missing.: Address: XXX, MA - EV3                                     *** (OPEN) REO Documents are missing.: Address: XXX, MA                                                         3           *** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3                                                                                        *** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance D           D           No       No        Missing    NH    1/XX/2015    Purchase      Second Home XXX        $XXX                  Temporary    Temporary
                                                                                                                                                            COMMENT: 2022/XX/28: Provide statement to verify PITI.                                                                      *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 01/XX/2015 used as disbursement date for compliance testing. - EV2                                                                               testing is unreliable.                                                                                                                                                                                                                                                                                                SHQM         SHQM
                                                                                                                                                                                                                                                                                        *** (OPEN) ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Not Provided Timely: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide "Right to Receive a Copy" appraisal disclosure to applicant within three (3) business days of application or determination of first   COMMENT: 2022/XX/13: Missing final HUD.                                                                                                                                                                                                                                                                               (GSE/Agency  (GSE/Agency
                                                                                                                                                                                                                                                                                        lien status. - EV2                                                                                                                                                                                                                                                                                    *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 01/XX/2015 used as                                                                                                                                               Eligible)    Eligible)
                                                                                                                                                                                                                                                                                        *** (OPEN) RESPA  -  Initial Escrow Account Statement Not Provided Timely: RESPA: Initial escrow account statement was not provided to the borrower within 45 calendar days of closing. - EV2                                                                                                         disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                        *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower. - EV2                                                                                                       COMMENT: 2022/XX/13: Evidence of disbursement date not found in file. Security Instrument Notary Date of 01/XX/2015 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                        *** (OPEN) RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List of Homeownership Counseling Organizations to borrower. - EV2                                                                             *** (OPEN) ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Not Provided Timely: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide "Right to Receive
                                                                                                                                                                                                                                                                                        *** (OPEN) TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not sent within three (3) business days of the creditor application date. - EV2                                                                    a Copy" appraisal disclosure to applicant within three (3) business days of application or determination of first lien status.
                                                                                                                                                                                                                                                                                        *** (OPEN) TILA NMLSR - Individual Originator NMLS information on documents does not match NMLS website: Truth in Lending Act (NMLSR Dodd- Frank 2014): Individual Loan Originator NMLSR information on loan documents does not match NMLSR. - EV2                                                    COMMENT: 2022/XX/05: Creditor did not provide "Right to Receive a Copy" appraisal disclosure to applicant within three (3) business days of application or determination of first lien status.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              *** (OPEN) RESPA  -  Initial Escrow Account Statement Not Provided Timely: RESPA: Initial escrow account statement was not provided to the borrower within 45 calendar days of closing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              COMMENT: 2022/XX/05: Document not received in a timely fashion.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              COMMENT: 2022/XX/05: No evidence of receipt was located in the file
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              *** (OPEN) RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List of Homeownership
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              Counseling Organizations to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              COMMENT: 2022/XX/05: No evidence of receipt was located in the file
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              *** (OPEN) TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not sent within three (3)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              business days of the creditor application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              COMMENT: 2022/XX/05: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not sent within three (3) business days of the creditor application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              *** (OPEN) TILA NMLSR - Individual Originator NMLS information on documents does not match NMLS website: Truth in Lending Act (NMLSR Dodd- Frank 2014): Individual Loan
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              Originator NMLSR information on loan documents does not match NMLSR.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              COMMENT: 2022/XX/28: Unable to locate LO in NMLS site.
3823575192 XXX       XXX       XXX       2                                                                                                                                                                                                                                  2           *** (OPEN) (Doc Error) Initial GFE not provided - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                   B           B           Yes      Yes       Final HUD1 PA    3/XX/2003    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                        *** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) FNMA Points and Fees : FNMA Points and Fees on subject loan of 6.19310% is in excess of the allowable maximum of  5.00000% of the Original Loan Amount. FNMA Finance Charge total $XXX on a Original Loan Amount of $XXX vs. an allowable total of $XXX (an overage of $XXX or 1.19310%).
                                                                                                                                                                                                                                                                                        - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
3844430802 XXX       XXX       XXX       3                *** (OPEN) Missing Document: Missing Final 1003 - EV1                                                                                                                                                             3           *** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3                                                                                        *** (OPEN) Alabama Prepayment Penalty: Alabama Prepayment Penalty:  Prepayment penalty not permissible under the Consumer Credit Act.                                             D           D           Yes      No        Missing    AL    6/XX/2006    Refinance     Primary     XXX        $XXX
                                                          *** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV1                                                                                                                                          *** (OPEN) (Doc Error) Initial GFE not provided - EV2                                                                                                                                                                                                                                                 COMMENT: 2019/XX/30: PPP Expired.  Prepayment penalty not allowed per state (AL) law.  No prepayment penalty permitted per AL ;aw. - note state 3%, 2%, 1%.  Lender is XXX.
                                                                                                                                                                                                                                                                                        *** (OPEN) Alabama Prepayment Penalty: Alabama Prepayment Penalty:  Prepayment penalty not permissible under the Consumer Credit Act. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 06/XX/2006 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2006 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
3110018934 XXX       XXX       XXX       2                                                                                                                                                                                                                                  2           *** (OPEN) ARM Disclosure Compliant Test: TIL variable rate disclosure: ARM loan program disclosure does not match terms of loan. - EV2                                                                                                                                                               *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the       B           B           Yes      Yes       Final HUD1 MA    6/XX/2004    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                        *** (OPEN) ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information. - EV2                                                                                                                                      amount of $XXX.
                                                                                                                                                                                                                                                                                        *** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2                                                                                                                                               COMMENT: 2019/XX/31: Under disclosure due to lenders TIL payment and calculated payment do not match after recast.
                                                                                                                                                                                                                                                                                        *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Massachusetts Prepayment Penalty: Massachusetts Prepayment Penalty:  Loan contains an impermissible prepayment penalty of greater than 3 months interest. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
2895463441 XXX       XXX       XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV1                                                                                                                                                             2           *** (OPEN) California Primary Residence Late Charge Percent Testing: Unable to determine if late charge exceeds state maximum due to missing information. - EV2                                                                                                                                                                                                                                                                                                                         B           B           No       No        HELOC      CA    6/XX/2003    UTD           UTD         XXX        $XXX
                                                                                                                                                                                                                                                                                        *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                                                                                                             Agreement
                                                                                                                                                                                                                                                                                        *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2
3730303236 XXX       XXX       XXX       2                                                                                                                                                                                                                                  2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for                                                                                                                                                                                    B           B           No       Yes       Final HUD1 IA    2/XX/2007    Purchase      Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                        testing was 01/XX/2007. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV1
2873323170 XXX       XXX       XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV1                                                                                                                                                             2           *** (OPEN) (Doc Error) Initial GFE not provided - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                   B           B           Yes      Yes       Final HUD1 OH    3/XX/2002    Refinance     UTD         XXX        $XXX
                                                                                                                                                                                                                                                                                        *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Ohio Standard Prepayment Penalty SMLA: Ohio Prepayment Penalty: Prepayment penalty not permissible on a refinance. (applies only to Second Mortgage Loan Act registrants) - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2
3135354977 XXX       XXX       XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV1                                                                                                                                                             2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 11/XX/2007 used as disbursement date for compliance testing. - EV2                                                                               *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the       B           B           Yes      Yes       Final HUD1 MD    11/XX/2007   Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                        *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2                                                                                                     amount of $XXX.
                                                                                                                                                                                                                                                                                        *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for  COMMENT: 2019/XX/01: TIL itemization disclose a recording fee of $XXX as prepaid finance charge; however, per final HUD, fee was not specified as mortgage or deed.
                                                                                                                                                                                                                                                                                        testing was 05/XX/2007. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 11/XX/2007, prior to three (3) business days from transaction date of 11/XX/2007. - EV2
3245325290 XXX       XXX       XXX       2                                                                                                                                                                                                                                  2           *** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing. - EV2                                                                                                                                                                                                                                                    B           B           Yes      Yes       Final HUD1 LA    6/XX/2010    Refinance     Primary     XXX        $XXX
3034539764 XXX       XXX       XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV1                                                                                                                                                             2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2                                                                                                                                                                                                       B           B           Yes      Yes       Final HUD1 LA    10/XX/2007   Refinance     Primary     XXX        $XXX
                                                          *** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV1
3259827203 XXX       XXX       XXX       2                                                                                                                                                                                                                                  2           *** (OPEN) ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2                                                                                                                                                                                                                                                                                                                                                    B           B           Yes      Yes       Final HUD1 CA    9/XX/2006    Purchase      Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                        *** (OPEN) CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2
3644384750 XXX       XXX       XXX       1                                                                                                                                                                                                                                  1                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                   A           A           Yes      Yes       Final HUD1 TX    4/XX/2003    Purchase      Primary     XXX        $XXX
3275748149 XXX       XXX       XXX       2                                                                                                                                                                                                                                  2           *** (OPEN) (Doc Error) GFE Error: Interest rate available through date not provided.: GFE Date: 03/XX/2012 - EV2                                                                                                                                                                                                                                                                                                                                                                        B           B           Yes      Yes       Final HUD1 NY    6/XX/2012    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                        *** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) RESPA (2010) -  Interest Rate on GFE Inaccurate: RESPA (2010): Interest Rate on GFE does not match Note. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) TIL-MDIA 3-day Waiting Period - Corrected TIL for APR Inaccuracy Received Less than 3 Business Days from Consummation: Truth in Lending Act (Early TIL Disclosure):  Corrected TIL for APR inaccuracy was not received by the borrower at least three (3) business days prior to closing.
                                                                                                                                                                                                                                                                                        - EV2
2760204113 XXX       XXX       XXX       2                                                                                                                                                                                                                                  2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2                                                                                                                                                                                                       B           B           Yes      Yes       Final HUD1 NY    7/XX/2007    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                        *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
3381207423 XXX       XXX       XXX       1                                                                                                                                                                                                                                  1                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                   A           A           Yes      Yes       Final HUD1 VA    2/XX/2008    Refinance     Primary     XXX        $XXX
2912537761 XXX       XXX       XXX       1                *** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most                                                                                                                   1           *** (OPEN) Federal FACTA Disclosure: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV1                                                                                                                                                                                                                                                                                                                                                               B           B           Yes      Yes       Final HUD1 PA    12/XX/2009   Refinance     Primary     XXX        $XXX
                                                          recent FEMA disaster. - EV1
3830945880 XXX       XXX       XXX       2                                                                                                                                                                                                                                  2           *** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2                                                                                                                                                                       *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the       B           B           Yes      Yes       Final HUD1 NY    3/XX/2006    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                        *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2                                                                                                                          amount of $XXX.
                                                                                                                                                                                                                                                                                        *** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2                                                                                                                                                                             COMMENT: 2018/XX/11: Unable to determine under disclosure due to missing itemization of amount financed. Under disclosure appears to be fee related.
                                                                                                                                                                                                                                                                                        *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2
3020397665 XXX       XXX       XXX       2                *** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3                                                                                                                                           2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for                                                                                                                                                                                    B           B           Yes      Yes       Final HUD1 WI    7/XX/2006    Purchase      Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                        testing was 01/XX/2006. - EV2
2759531712 XXX       XXX       XXX       2                                                                                                                                                                                                                                  2           *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2                                                                                                     *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the       B           B           No       Yes       Final HUD1 PA    5/XX/2007    Purchase      Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                        *** (OPEN) TIL APR Tolerance Irregular Transaction: Truth In Lending Act:  Final TIL APR of 9.97700% is underdisclosed from calculated APR of 10.33573% outside of 0.125% tolerance. - EV2                                                                                                            amount of $XXX.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                     COMMENT: 2019/XX/09: Unable to determine reason for under disclosure due to missing TIL Itemization of Amount Financed.
2859727294 XXX       XXX       XXX       1                                                                                                                                                                                                                                  1                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                   A           A           No       Yes       Final HUD1 PA    6/XX/2007    Purchase      Primary     XXX        $XXX
3311853221 XXX       XXX       XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV1                                                                                                                                                             2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for                                                                                                                                                                                    B           B           Yes      Yes       Final HUD1 OH    1/XX/2008    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                        testing was 12/XX/2007. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Ohio Consumer Sales Practices Act (Acknowledgement of Receipt of Home Mortgage Loan Information Document Not Received Timely): Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
3414672128 XXX       XXX       XXX       2                                                                                                                                                                                                                                  2           *** (OPEN) ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2                                                                                                                                                                                                                                                                                                                                                    B           B           Yes      Yes       Final HUD1 NJ    10/XX/2006   Refinance     Primary     XXX        $XXX
3816843956 XXX       XXX       XXX       2                                                                                                                                                                                                                                  2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2001 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2                                                                                                                                                                                                       B           B           Yes      Yes       Final HUD1 TN    12/XX/2001   Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                        *** (OPEN) Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
3530496456 XXX       XXX       XXX       2                                                                                                                                                                                                                                  2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2                                                                                                                                                                                                       B           B           Yes      Yes       Final HUD1 CA    12/XX/2007   Refinance     Primary     XXX        $XXX
3592188524 XXX       XXX       XXX       1                                                                                                                                                                                                                                  1                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                   A           A           Yes      Yes       Final HUD1 VA    7/XX/2005    Refinance     Primary     XXX        $XXX
3012080905 XXX       XXX       XXX       2                                                                                                                                                                                                                                  2           *** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2                                                                                                                                                                                                                                                                           B           B           Yes      Yes       Final HUD1 DE    7/XX/2006    Refinance     Primary     XXX        $XXX
3137480970 XXX       XXX       XXX       1                                                                                                                                                                                                                                  1           *** (OPEN) FACTA Disclosure Not Provided Prior to Closing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV1                                                                                                                                                                                                                                                                           B           B           Yes      Yes       Final HUD1 IL    6/XX/2005    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                        *** (CLEARED) TILA - Final TIL Missing: Missing Final TIL. - EV1
3625204299 XXX       XXX       XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                     2           *** (OPEN) (Doc Error) Initial GFE not provided - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                   B           B           No       Yes       Final HUD1 MS    7/XX/2001    Purchase      UTD         XXX        $XXX
                                                          *** (OPEN) Missing Document: Missing Final 1003 - EV1                                                                                                                                                                         *** (OPEN) ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2001 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Mississippi Prepayment Penalty: Mississippi Prepayment Penalty: Maximum penalty allowed per state is 5%, 4%, 3%, 2%, 1% [in Years 1-5]. Loan contracts for prepay percentages of 5.00000%, 5.00000%, 7.00000%,   which exceeds the max allowable. Prepay language states prepay will not exceed maximum permitted by applicable law. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2
3021874158 XXX       XXX       XXX       3                *** (OPEN) Missing Document: Purchase Agreement / Sales Contract not provided - EV3                                                                                                                               3           *** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3                                                                                                                                                                                                                                                                          D           D           No       No        Missing    AZ    5/XX/2005    Purchase      Primary     XXX        $XXX
                                                          *** (OPEN) Missing Document: Missing Final 1003 - EV1                                                                                                                                                                         *** (OPEN) (Doc Error) Initial GFE not provided - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 05/XX/2005 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2005 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
3482635603 XXX       XXX       XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV1                                                                                                                                                             2           *** (OPEN) (Doc Error) TIL Error: Borrower signature not dated. - EV2                                                                                                                                                                                                                                                                                                                                                                                                                   B           B           Yes      Yes       Final HUD1 NC    4/XX/2007    Purchase      Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                        *** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/XX/2006. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
3056876905 XXX       XXX       XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV1                                                                                                                                                             2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 04/XX/2004 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                                                                 B           B           No       No        HELOC      CA    4/XX/2004    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                        *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                                                                                                             Agreement
                                                                                                                                                                                                                                                                                        *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) TILA HELOC - Billing Rights Disclosure Missing : Unable to test billing rights due to missing information. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 04/XX/2004, prior to three (3) business days from transaction date of 04/XX/2004. - EV2
3114747264 XXX       XXX       XXX       3                                                                                                                                                                                                                                  3           *** (OPEN) Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1:  HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing. - EV3                                                                                                                                                                                                                                                                          D           D           Yes      Yes       HUD1, not  OH    4/XX/2005    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           signed or
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           stamped
3448644017 XXX       XXX       XXX       1                                                                                                                                                                                                                                  1                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                   A           A           No       Yes       Final HUD1 TX    12/XX/2007   Purchase      Investment  XXX        $XXX
3085353174 XXX       XXX       XXX       2                                                                                                                                                                                                                                  2           *** (OPEN) ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information. - EV2                                                                                                                                                                                                                                                                                                                        B           B           Yes      Yes       Final HUD1 LA    8/XX/2005    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                        *** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Louisiana Prepayment Penalty: Louisiana Prepayment Penalty: Maximum penalty allowed per state is 5%, 4%, 3%, 2%, 1% (in Years 1-5).  Loan contracts for prepay percentages of 4.97500%, 4.97500%, 4.97500%,   which exceeds the max allowable.  Prepay language states prepay will not exceed maximum permitted by applicable law. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
3702300896 XXX       XXX       XXX       2                                                                                                                                                                                                                                  2           *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2                                                                                                                                                                                                                                                                                                            B           B           Yes      Yes       Final HUD1 AZ    5/XX/2004    Refinance     Primary     XXX        $XXX
3770313173 XXX       XXX       XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV1                                                                                                                                                             2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for                                                                                                                                                                                    B           B           Yes      Yes       Final HUD1 MA    7/XX/2006    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                        testing was 06/XX/2006. - EV2
2887858753 XXX       XXX       XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV1                                                                                                                                                             2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for                                                                                                                                                                                    B           B           Yes      Yes       Final HUD1 CA    11/XX/2004   Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                        testing was 05/XX/2004. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act:  Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s). - EV2
3532948927 XXX       XXX       XXX       2                                                                                                                                                                                                                                  2           *** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2                                                                                                                                           *** (OPEN) Notice of Special Flood Hazard Disclosure Not Provided Timely: FDPA Notification Rule: Creditor did not provide a Notice of Special Flood Hazard Disclosure within a   B           B           Yes      Yes       Final HUD1 MI    10/XX/2006   Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                        *** (OPEN) Michigan Consumer Caution and Home Ownership Counseling Notice Not Provided: Michigan Consumer Mortgage Protection Act:  Consumer Caution and Home Ownership Counseling Notice not provided to borrower. - EV2                                                                             reasonable time prior to closing.
                                                                                                                                                                                                                                                                                        *** (OPEN) Michigan Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided): Michigan Consumer Mortgage Protection Act:  Borrower Bill of Rights disclosure not provided to borrower. - EV2                                                                                COMMENT: 2019/XX/23: .
                                                                                                                                                                                                                                                                                        *** (OPEN) Michigan Consumer Mortgage Protection Act (Counseling Agencies List): Michigan Consumer Mortgage Protection Act:  List of HUD-approved credit counseling agencies not provided to borrower. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Notice of Special Flood Hazard Disclosure Not Provided Timely: FDPA Notification Rule: Creditor did not provide a Notice of Special Flood Hazard Disclosure within a reasonable time prior to closing. - EV2
3250438278 XXX       XXX       XXX       2                                                                                                                                                                                                                                  2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2                                                                                                                                                                                                       B           B           Yes      Yes       Final HUD1 PA    7/XX/2007    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                        *** (OPEN) Pennsylvania First Lien Late Charge Grace Period Testing: Pennsylvania Late Charge: Note grace period of 10 days is less than the state minimum of 15 days. - EV2
3492294982 XXX       XXX       XXX       2                                                                                                                                                                                                                                  2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2                                                                                                                                                                                                       B           B           No       Yes       Final HUD1 IA    10/XX/2003   Purchase      Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                        *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
3129452864 XXX       XXX       XXX       3        3       *** (OPEN) AUS Findings: Investor qualifying total debt ratio discrepancy. - EV3                  *** (OPEN) AUS Findings: Investor qualifying total debt ratio discrepancy.                                      3           *** (OPEN) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of HUD Safe Harbor QM does not match Due Diligence Loan Designation of ATR Risk. - EV3                                                                                                *** (OPEN) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of HUD Safe Harbor QM does not match Due Diligence Loan           C           C           Yes      No                   AZ    5/XX/2019    Refinance     Primary     XXX        $XXX                  HUD Safe     ATR Risk
                                                          *** (OPEN) Available for Closing is insufficient to cover Cash From Borrower. - EV3               COMMENT: 2022/XX/01: XXX XXX installment account was omitted from the debts because of less than 10 remaining               *** (OPEN) General Ability To Repay Provision Investor Guidelines: Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or more guideline components, the loan is at ATR risk. - EV3                                                                                                     Designation of ATR Risk.                                                                                                                                                                                                                                                                                              Harbor QM
                                                          *** (OPEN) FHA - Important Notice to Homebuyer (92900-B) was not provided within three days of    payments, but the payment is more than 5% of the Borrower's monthly income and must be included as required by              *** (OPEN) General ATR Provision Investor and Non QM DTIs match and both significantly exceed Guidelines: Ability to Repay (Dodd-Frank 2014): The DTI calculated in accordance with the Lenders Guidelines and 1026.43(c)(5) of 59.78202% significantly exceeds the guideline maximum of 47.14%. (DTI COMMENT: 2022/XX/01: Loan is FHA DU approved with an Originator Loan Designation of HUD Safe Harbor QM but the DTI exceeds DU maximum allowable resulting in a Due Diligence Loan
                                                          the application date.: Disclosure: FHA - Important Notice to Homebuyer (92900-B) (Government      FHA guidelines.                                                                                                             Exception requires compelling compensating factors to consider regrading to EV2-B.) - EV3                                                                                                                                                                                                             Designation of ATR Risk.
                                                          Documents) - EV2                                                                                  *** (OPEN) Available for Closing is insufficient to cover Cash From Borrower.                                               *** (OPEN) HUD QM AU Finding Fail: HUD Qualified Mortgage (Dodd-Frank 2014): Subject loan is not eligible to be insured or guaranteed by FHA. - EV3                                                                                                                                                   *** (OPEN) General Ability To Repay Provision Investor Guidelines: Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or more guideline components, the loan is at
                                                          *** (OPEN) FHA - Initial HUD Addendum to the Loan Application 92900-A was not provided within     COMMENT: 2022/XX/28: POC items on the final CD are not documented. The appraisal POC of $XXX and the property               *** (OPEN) QM DTI: Qualified Mortgage (Dodd-Frank 2014): Total Debt to Income Ratio exceeds 43% and the images do not provide evidence loan is eligible for purchase, guarantee or insurance by the appropriate agency. - EV3                                                                         ATR risk.
                                                          three days of the application date.: Disclosure: FHA - Initial HUD Addendum to the Loan           tax POC of $XXX are not verified with sufficient asset docs to show the borrower paid them from their funds.                *** (OPEN) TRID Final Closing Disclosure Contact Information - Lender: TILA-RESPA Integrated Disclosure - Contact Information: Final Closing Disclosure provided on 05/XX/2019 did not disclose the required  Lender Contact Information (Lender Name, Lender NMLS ID, Contact Name, Contact NMLS     COMMENT: 2022/XX/01: XXX XXX installment account was omitted from the debts because of less than 10 remaining payments, but the payment is more than 5% of the Borrower's monthly
                                                          Application 92900-A (Government Documents) - EV2                                                                                                                                                                              ID). (Final/05/XX/2019) - EV2                                                                                                                                                                                                                                                                         income and must be included as required by FHA guidelines and the loan is water falling to ATR/QM standard documentation requirements.
                                                                                                                                                                                                                                                                                        *** (OPEN) TRID Initial Loan Estimate Timing Electronically Provided: TILA-RESPA Integrated Disclosure: Loan Estimate not delivered to Borrower(s) within three (3) business days of application. Initial Loan Estimate dated 04/XX/2019 was electronically provided without or prior to borrower's   *** (OPEN) General ATR Provision Investor and Non QM DTIs match and both significantly exceed Guidelines: Ability to Repay (Dodd-Frank 2014): The DTI calculated in accordance consent to receive electronic disclosures. Failure to comply with the provisions of the E-Sign Act and failure to provide good faith estimate of fees timely may result in additional fee tolerance violations. (Initial/04/XX/2019) - EV2                                                            with the Lenders Guidelines and 1026.43(c)(5) of 59.78202% significantly exceeds the guideline maximum of 47.14%. (DTI Exception requires compelling compensating factors to consider regrading to EV2-B.)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              COMMENT: 2022/XX/01: Loan is FHA DU approved but the DTI exceeds DU maximum allowable.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              *** (OPEN) HUD QM AU Finding Fail: HUD Qualified Mortgage (Dodd-Frank 2014): Subject loan is not eligible to be insured or guaranteed by FHA.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              COMMENT: 2022/XX/01: XXX XXX installment account was omitted from the debts because of less than 10 remaining payments, but the payment is more than 5% of the Borrower's monthly income and must be included as required by FHA guidelines.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              *** (OPEN) QM DTI: Qualified Mortgage (Dodd-Frank 2014): Total Debt to Income Ratio exceeds 43% and the images do not provide evidence loan is eligible for purchase, guarantee or insurance by the appropriate agency.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              COMMENT: 2022/XX/01: XXX XXX installment account was omitted from the debts because of less than 10 remaining payments, but the payment is more than 5% of the Borrower's monthly income and must be included as required by FHA guidelines.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              *** (OPEN) TRID Final Closing Disclosure Contact Information - Lender: TILA-RESPA Integrated Disclosure - Contact Information: Final Closing Disclosure provided on 05/XX/2019 did not disclose the required  Lender Contact Information (Lender Name, Lender NMLS ID, Contact Name, Contact NMLS ID). (Final/05/XX/2019)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              COMMENT: 2022/XX/29: Information not provided on page 5 of the final CD.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              *** (OPEN) TRID Initial Loan Estimate Timing Electronically Provided: TILA-RESPA Integrated Disclosure: Loan Estimate not delivered to Borrower(s) within three (3) business days of application. Initial Loan Estimate dated 04/XX/2019 was electronically provided without or prior to borrower's consent to receive electronic disclosures. Failure to comply with the provisions of the E-Sign Act and failure to provide good faith estimate of fees timely may result in additional fee tolerance violations. (Initial/04/XX/2019)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              COMMENT: 2022/XX/29: Document was not signed and dated. Signature date was system generated
3464985981 XXX       XXX       XXX       3        3       *** (OPEN) FEMA Disaster Issue: Property is located in a FEMA Disaster area and has been affected                                                                                                                 2           *** (OPEN) Notice of Special Flood Hazard Disclosure Not Provided Timely: FDPA Notification Rule: Creditor did not provide a Notice of Special Flood Hazard Disclosure within a reasonable time prior to closing. - EV2                                                                               *** (OPEN) Notice of Special Flood Hazard Disclosure Not Provided Timely: FDPA Notification Rule: Creditor did not provide a Notice of Special Flood Hazard Disclosure within a   B           B           No       No                   FL    2/XX/2021    Purchase      Second Home XXX        $XXX                  Safe Harbor  Safe Harbor
                                                          by the disaster. - EV3                                                                                                                                                                                                        *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2             reasonable time prior to closing.                                                                                                                                                                                                                                                                                     QM           QM
                                                                                                                                                                                                                                                                                        *** (OPEN) TRID Final Closing Disclosure did not disclose Amount of Escrowed Property Costs over Year 1 -  October 2018: TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Escrowed Property Costs over Year 1 of $XXX on Final Closing Disclosure provided on 02/XX/2021 not accurate.  COMMENT: 2022/XX/28: No evidence in the Loan Files that the Notice of Special Flood disclosure was provided to the Borrowers within a reasonable time to Closing.
                                                                                                                                                                                                                                                                                        (Final/02/XX/2021) - EV2                                                                                                                                                                                                                                                                              *** (OPEN) TRID Final Closing Disclosure did not disclose Amount of Escrowed Property Costs over Year 1 -  October 2018: TILA-RESPA Integrated Disclosure - Loan Disclosures:
                                                                                                                                                                                                                                                                                        *** (OPEN) TRID Final Closing Disclosure Estimated Escrow Payment Under Disclosed: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on 02/XX/2021 disclosed an escrow payment for payment stream 1 that does not match the actual payment for the loan.       Amount of Escrowed Property Costs over Year 1 of $XXX on Final Closing Disclosure provided on 02/XX/2021 not accurate. (Final/02/XX/2021)
                                                                                                                                                                                                                                                                                        (ProjSeq:1/1995779) - EV2                                                                                                                                                                                                                                                                             COMMENT: 2022/XX/28: The final CD disclosed the Amount of Escrowed Property Costs over Year 1 as $XXX on page 4; however the Property Taxes ($XXX), Insurance ($XXX) and Flood
                                                                                                                                                                                                                                                                                        *** (OPEN) TRID Final Closing Disclosure Non Escrowed Property Costs Year 1 Test: TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Non-Escrowed Property Costs over Year 1 of $XXX on Final Closing Disclosure provided on 02/XX/2021 not accurate. (Final/02/XX/2021) - EV2            Insurance ($XXX) total $XXX per year.  Provide a post-close CD correcting the Escrow Account section and a copy of the letter of explanation letter sent to the borrower disclosing the changes made.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              *** (OPEN) TRID Final Closing Disclosure Estimated Escrow Payment Under Disclosed: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              02/XX/2021 disclosed an escrow payment for payment stream 1 that does not match the actual payment for the loan. (ProjSeq:1/1995779)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              COMMENT: 2022/XX/28: Correct Monthly Escrowed payment amount is $XXX.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              *** (OPEN) TRID Final Closing Disclosure Non Escrowed Property Costs Year 1 Test: TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Non-Escrowed Property Costs over
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              Year 1 of $XXX on Final Closing Disclosure provided on 02/XX/2021 not accurate. (Final/02/XX/2021)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              COMMENT: 2022/XX/28: The final CD disclosed the Amount of Non-Escrowed Property Costs over Year 1 as $XXX on page 4; however the HOA dues total $XXX per year.  Final CD reflects
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              Estimated Taxes, Insurance & Assessments of $XXX monthly, correct amount is $XXX. Provide a post-close CD correcting the Escrow Account section on page 4 and Estimated Taxes,
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              Insurance & Assessments on page 1; and a copy of the letter of explanation letter sent to the borrower disclosing the changes made.
2780057166 XXX       XXX       XXX       3        1       *** (OPEN) Flood Certificate Error: Certificate Number was not provided. - EV1                                                                                                                                    1                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                   A           A           Yes      No                   TX    6/XX/2021    Purchase      Primary     XXX        $XXX                  Temporary    Temporary
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    SHQM         SHQM
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    (GSE/Agency  (GSE/Agency
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Eligible)    Eligible)
3755194272 XXX       XXX       XXX       2                                                                                                                                                                                                                                  2           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2                                                                                                                                                                                               B           B           Yes      Yes       Final HUD1 NJ    7/XX/2007    Purchase      Primary     XXX        $XXX
3783728751 XXX       XXX       XXX       2                *** (OPEN) Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report                                                                                                                    2           *** (OPEN) (Doc Error) TIL Error: Borrower signature not dated. - EV2                                                                                                                                                                                                                                 *** (OPEN) (Doc Error) TIL Error: Borrower signature not dated.                                                                                                                   B           B           Yes      Yes       Final HUD1 FL    10/XX/2006   Refinance     Primary     XXX        $XXX
                                                          Date: 09/XX/2006 - EV3                                                                                                                                                                                                        *** (OPEN) (Doc Error) TIL Error: Final TIL not signed by all required parties - EV2                                                                                                                                                                                                                  COMMENT: 2017/XX/15: TIL appears to be Final but only has expected funding date, could not confirm date sent or if borrower received
                                                                                                                                                                                                                                                                                        *** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2                                                                                                                                                                             *** (OPEN) (Doc Error) TIL Error: Final TIL not signed by all required parties
                                                                                                                                                                                                                                                                                        *** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2                                                                                                                                           COMMENT: 2017/XX/15: TIL in file indicated to be final, expected funding date same as disbursement and/or note date but is not signed or dated by borrower so cannot confirm that
                                                                                                                                                                                                                                                                                        *** (OPEN) TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act:  Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s). - EV2                                                                                             borrower received.
2918394560 XXX       XXX       XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV1                                                                                                                                                             2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2003 which is 0 months prior to consummation. A lookback was performed to determine this application date. - EV2                                                                                                                                                                                                       B           B           No       Yes       Final HUD1 CA    12/XX/2003   Purchase      Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                        *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
2780565431 XXX       XXX       XXX       3        3       *** (OPEN) AUS Findings: Qualifying asset balance discrepancy. - EV3                              *** (OPEN) AUS Findings: Qualifying asset balance discrepancy.                                                  3           *** (OPEN) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due Diligence Loan Designation of ATR Fail. - EV3                                                                              *** (OPEN) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due        C           C           Yes      No                   UT    10/XX/2018   Refinance     Primary     XXX        $XXX                  Temporary    ATR Fail
                                                          *** (OPEN) AUS/Guideline Findings: All conditions were not met - EV3                              COMMENT: 2022/XX/15: No Verification of Assets provided.                                                                    *** (OPEN) General Ability To Repay Provision Employment - W-2: Ability to Repay (Dodd-Frank 2014): Unable to verify current Wages/W-2 employment status using reasonably reliable third-party records. (XXX XXX/Wages) - EV3                                                                         Diligence Loan Designation of ATR Fail.                                                                                                                                                                                                                                                                               SHQM
                                                          *** (OPEN) Available for Closing is insufficient to cover Cash From Borrower. - EV3               *** (OPEN) AUS/Guideline Findings: All conditions were not met                                                              *** (OPEN) General Ability To Repay Provision Employment - W-2: Ability to Repay (Dodd-Frank 2014): Unable to verify current Wages/W-2 employment status using reasonably reliable third-party records. (XXX XXX/Wages) - EV3                                                                         COMMENT: 2022/XX/15: Due Diligence Loan Designation of ATR Fail due to missing income documents                                                                                                                                                                                                                       (GSE/Agency
                                                          *** (OPEN) Employment was not verified within 10 days of the note date.: Borrower: XXX //         COMMENT: 2022/XX/15: Income, Employment, and Asset documentation required by AUS were not provided.                         *** (OPEN) General Ability To Repay Provision Income and Assets - Wages: Ability to Repay (Dodd-Frank 2014):  Unable to verity income due to, missing  W-2, Paystub, LES, ETS or WVOE. (XXX XXX/Wages) - EV3                                                                                          *** (OPEN) General Ability To Repay Provision Employment - W-2: Ability to Repay (Dodd-Frank 2014): Unable to verify current Wages/W-2 employment status using reasonably                                                                                                                                             Eligible)
                                                          Employment Type: Employment / Income Type: Wages / Start Date: 01/XX/2018 - EV3                   *** (OPEN) Missing Document: Deeds / Warranty / Grant / Quit-Claim not provided                                             *** (OPEN) General Ability To Repay Provision Income and Assets - Wages: Ability to Repay (Dodd-Frank 2014):  Unable to verity income due to, missing  W-2, Paystub, LES, ETS or WVOE. (XXX XXX/Wages) - EV3                                                                                          reliable third-party records. (XXX XXX/Wages)
                                                          *** (OPEN) Income Docs Missing:: Borrower: XXX - EV3                                              COMMENT: 2022/XX/15: Final 1003 shows vesting as single - Lender to provide QCD.                                            *** (OPEN) Income Data was not provided: Income Source and Qualifying Monthly Income Amount are required. (XXX XXX/Wages) - EV3                                                                                                                                                                       COMMENT: 2022/XX/15: No Verification of Income or Income Documentation provided.
                                                          *** (OPEN) Missing Document: Account Statements - Personal not provided - EV3                     *** (OPEN) The verification of employment is not within 10 business days of the Note.: Borrower: XXX //                     *** (OPEN) QM DTI: Qualified Mortgage (Dodd-Frank 2014): Total Debt to Income Ratio exceeds 43% and the images do not provide evidence loan is eligible for purchase, guarantee or insurance by the appropriate agency. - EV3                                                                         *** (OPEN) General Ability To Repay Provision Employment - W-2: Ability to Repay (Dodd-Frank 2014): Unable to verify current Wages/W-2 employment status using reasonably
                                                          *** (OPEN) Missing Document: Deeds / Warranty / Grant / Quit-Claim not provided - EV3             Employment Type: Employment / Income Type: Wages / Start Date: 04/XX/2016                                                   *** (OPEN) Wages Documentation: Qualified Mortgage (Dodd-Frank 2014):  Unable to verity income due to, missing  W-2, Paystub, LES, ETS or WVOE. (XXX XXX/Wages) - EV3                                                                                                                                 reliable third-party records. (XXX XXX/Wages)
                                                          *** (OPEN) Missing Document: Divorce Decree / Child Support not provided - EV3                    COMMENT: 2022/XX/15: No Verification of Income or Income Documentation provided.                                            *** (OPEN) Wages Documentation: Qualified Mortgage (Dodd-Frank 2014):  Unable to verity income due to, missing  W-2, Paystub, LES, ETS or WVOE. (XXX XXX/Wages) - EV3                                                                                                                                 COMMENT: 2022/XX/15: No Verification of Income or Income Documentation provided.
                                                          *** (OPEN) The verification of employment is not within 10 business days of the Note.: Borrower:  *** (OPEN) The verification of employment is not within 10 business days of the Note.: Borrower: XXX //                     *** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing. - EV2                                                                  *** (OPEN) General Ability To Repay Provision Income and Assets - Wages: Ability to Repay (Dodd-Frank 2014):  Unable to verity income due to, missing  W-2, Paystub, LES, ETS or
                                                          XXX // Employment Type: Employment / Income Type: Wages / Start Date: 04/XX/2016 - EV3            Employment Type: Employment / Income Type: Wages / Start Date: 02/XX/2010                                                   *** (OPEN) ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/09/XX/2018) - EV2               WVOE. (XXX XXX/Wages)
                                                          *** (OPEN) The verification of employment is not within 10 business days of the Note.: Borrower:  COMMENT: 2022/XX/15: No Verification of Income or Income Documentation provided.                                            *** (OPEN) ECOA Appraisal Disclosure - ECOA Status: ECOA - File does not evidence the consumer was provided with the right to receive a copy of the Appraisal Disclosure. - EV2                                                                                                                       COMMENT: 2022/XX/15: No Verification of Income or Income Documentation provided.
                                                          XXX // Employment Type: Employment / Income Type: Wages / Start Date: 02/XX/2010 - EV3            *** (OPEN) The verification of employment is not within 10 business days of the Note.: Borrower: XXX //                     *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2018 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2                     *** (OPEN) General Ability To Repay Provision Income and Assets - Wages: Ability to Repay (Dodd-Frank 2014):  Unable to verity income due to, missing  W-2, Paystub, LES, ETS or
                                                          *** (OPEN) The verification of employment is not within 10 business days of the Note.: Borrower:  Employment Type: Employment / Income Type: Wages / Start Date: 01/XX/2018                                                   *** (OPEN) NMLS - Missing Evidence of Initial Loan Application Date: Truth in Lending Act (NMLSR Dodd- Frank 2014): Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date. - EV2                                                     WVOE. (XXX XXX/Wages)
                                                          XXX // Employment Type: Employment / Income Type: Wages / Start Date: 01/XX/2018 - EV3            COMMENT: 2022/XX/15: No Verification of Income or Income Documentation provided.                                            *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2                                                                                                                                                                                 COMMENT: 2022/XX/15: No Verification of Income or Income Documentation provided.
                                                          *** (OPEN) The verification of employment is required and was not found in file.: Borrower: XXX   *** (OPEN) The verification of employment is required and was not found in file.: Borrower: XXX // Employment               *** (OPEN) Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings. - EV2                                                                                                                     *** (OPEN) QM DTI: Qualified Mortgage (Dodd-Frank 2014): Total Debt to Income Ratio exceeds 43% and the images do not provide evidence loan is eligible for purchase, guarantee
                                                          // Employment Type: Employment / Income Type: Wages / Start Date: 04/XX/2016 - EV3                Type: Employment / Income Type: Wages / Start Date: 04/XX/2016                                                              *** (OPEN) QM Employment History - Current and/or Previous Employment Documentation lacks Date Info: Qualified Mortgage (Dodd-Frank 2014): Missing Employment Dates to verify two years employment history for current and/or prior employment. (XXX/9904229) - EV2                                   or insurance by the appropriate agency.
                                                          *** (OPEN) Verification(s) of employment is not within 10 business days of the Note.: Borrower:   COMMENT: 2022/XX/15: No Verification of Income or Income Documentation provided.                                            *** (OPEN) RESPA -  Initial Escrow Account Statement Missing: RESPA: Initial escrow account statement was not provided to the borrower. - EV2                                                                                                                                                         COMMENT: 2022/XX/15: No Verification of Income or Income Documentation provided.
                                                          XXX // Employment Type: Employment / Income Type: Wages / Start Date: 01/XX/2018 - EV3                                                                                                                                        *** (OPEN) RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List of Homeownership Counseling Organizations to borrower. - EV2                                                                             *** (OPEN) ECOA Appraisal Disclosure - ECOA Status: ECOA - File does not evidence the consumer was provided with the right to receive a copy of the Appraisal Disclosure.
                                                          *** (OPEN) Missing Document: Flood Certificate not provided - EV1                                                                                                                                                             *** (OPEN) TILA-RESPA Integrated Disclosure: application date on or after 10/XX/2015, no Loan Estimates in the Loan File: TILA-RESPA Integrated Disclosure: Loan Estimate not provided within loan images to evidence delivery to the Borrower(s).  The earliest Closing Disclosure provided in the   COMMENT: 2022/XX/15: No evidence provided that borrower received a copy of the Appraisal.
                                                                                                                                                                                                                                                                                        loan file was used as the estimated baseline for Tolerance Testing.  Depending on the actual values on the initial Loan Estimate, a fee tolerance cure of up to $XXX may be required. - EV2                                                                                                           *** (OPEN) QM Employment History - Current and/or Previous Employment Documentation lacks Date Info: Qualified Mortgage (Dodd-Frank 2014): Missing Employment Dates to verify two
                                                                                                                                                                                                                                                                                        *** (OPEN) TRID Final Closing Disclosure Contact Information - Lender: TILA-RESPA Integrated Disclosure - Contact Information: Final Closing Disclosure provided on 10/XX/2018 did not disclose the required  Lender Contact Information (Lender Name, Lender NMLS ID, Contact Name, Contact NMLS     years employment history for current and/or prior employment. (XXX/9904229)
                                                                                                                                                                                                                                                                                        ID). (Final/10/XX/2018) - EV2                                                                                                                                                                                                                                                                         COMMENT: 2022/XX/15: No Verification of Income or Income Documentation provided.
                                                                                                                                                                                                                                                                                        *** (OPEN) TRID Final Closing Disclosure Escrowed Property Costs Year 1 - Pre October 2018 Test: TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Escrowed Property Costs over Year 1 of $XXX on Final Closing Disclosure provided on 10/XX/2018 not accurate. (Final/10/XX/2018) - EV2 *** (OPEN) TILA-RESPA Integrated Disclosure: application date on or after 10/XX/2015, no Loan Estimates in the Loan File: TILA-RESPA Integrated Disclosure: Loan Estimate not
                                                                                                                                                                                                                                                                                        *** (OPEN) TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (Final/10/XX/2018) - EV2                                                                        provided within loan images to evidence delivery to the Borrower(s).  The earliest Closing Disclosure provided in the loan file was used as the estimated baseline for Tolerance
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              Testing.  Depending on the actual values on the initial Loan Estimate, a fee tolerance cure of up to $XXX may be required.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              COMMENT: 2022/XX/15: No Loan Estimate provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              *** (OPEN) TRID Final Closing Disclosure Contact Information - Lender: TILA-RESPA Integrated Disclosure - Contact Information: Final Closing Disclosure provided on 10/XX/2018 did not disclose the required  Lender Contact Information (Lender Name, Lender NMLS ID, Contact Name, Contact NMLS ID). (Final/10/XX/2018)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              COMMENT: 2022/XX/15: Verified that information is missing from the Final CD.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              *** (OPEN) TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (Final/10/XX/2018)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              COMMENT: 2022/XX/15: No earlier CD's provided.
2766858298 XXX       XXX       XXX       2        2       *** (OPEN) AUS Findings: Available for Reserves discrepancy. - EV2                                *** (OPEN) The verification of employment is not within 10 business days of the Note.: Borrower: XXX //         2           *** (OPEN) Check Restated Loan Designation Match - QM / ATR: Ability to Repay / Qualified Mortgage (Dodd-Frank 2014): The initial Loan Designation provided did not match, however, the updated Loan Designation of Safe Harbor QM matches the Due Diligence Loan Designation of Safe Harbor QM. -    *** (OPEN) Check Restated Loan Designation Match - QM / ATR: Ability to Repay / Qualified Mortgage (Dodd-Frank 2014): The initial Loan Designation provided did not match,        B           B           Yes      Yes       Final HUD1 NJ    12/XX/2014   Refinance     Primary     XXX        $XXX                  Temporary    Safe Harbor
                                                          *** (OPEN) Missing Document: Fraud Report not provided - EV2                                      Employment Type: Employment / Income Type: Wages / Start Date: 11/XX/2009                                                   EV2                                                                                                                                                                                                                                                                                                   however, the updated Loan Designation of Safe Harbor QM matches the Due Diligence Loan Designation of Safe Harbor QM.                                                                                                                                                                                                 SHQM         QM
                                                          *** (OPEN) The verification of employment is not within 10 business days of the Note.: Borrower:  COMMENT: 2023/XX/27: VOE is dated 11/XX/14.                                                                                 *** (OPEN) Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings. - EV2                                                                                                                     COMMENT: 2023/XX/16: Loan designation was restated by client.                                                                                                                                                                                                                                                         (GSE/Agency
                                                          XXX // Employment Type: Employment / Income Type: Wages / Start Date: 11/XX/2009 - EV2            *** (OPEN) The verification of employment is not within 10 business days of the Note.: Borrower: XXX //                     *** (OPEN) RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges. - EV2                                                         *** (CLEARED) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due                                                                                                                                         Eligible)
                                                          *** (OPEN) The verification of employment is not within 10 business days of the Note.: Borrower:  Employment Type: Employment / Income Type: Wages / Start Date: 11/XX/2005                                                   *** (OPEN) TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Third Circuit): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been     Diligence Loan Designation of Safe Harbor QM.
                                                          XXX // Employment Type: Employment / Income Type: Wages / Start Date: 11/XX/2005 - EV2            COMMENT: 2023/XX/27: VOE is dated 11/XX/14.                                                                                 used. - EV2                                                                                                                                                                                                                                                                                           COMMENT: 2023/XX/16: Missing asset documentation;  loan is water falling to standard QM/ATR documentation requirements.
                                                                                                                                                                                                                                                                                        *** (CLEARED) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due Diligence Loan Designation of Safe Harbor QM. - EV1
3412331327 XXX       XXX       XXX       2                *** (OPEN) Missing Document: Flood Certificate not provided - EV1                                                                                                                                                 2           *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2                                                                                                     *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the       B           B           Yes      Yes       Final HUD1 NH    4/XX/1998    Refinance     Primary     XXX        $XXX
                                                          *** (OPEN) Missing Document: Missing Final 1003 - EV1                                                                                                                                                                         *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/1998 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for  amount of $XXX.
                                                                                                                                                                                                                                                                                        testing was 10/XX/1997. - EV2                                                                                                                                                                                                                                                                         COMMENT: 2019/XX/15: TIL itemization did not disclose the $XXX attorney fee and $XXX recording service fees as prepaid finance charges.
                                                                                                                                                                                                                                                                                        *** (OPEN) Notice of Special Flood Hazard Disclosure Missing: FDPA Notification Rule: Creditor did not provide a Notice of Special Flood Hazard Disclosure for property located in a flood zone. - EV1
3269488625 XXX       XXX       XXX       1                                                                                                                                                                                                                                  1           *** (OPEN) Federal FACTA Disclosure: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV1                                                                                                                                                                                                                                                                                                                                                               B           B           Yes      Yes       Final HUD1 MD    10/XX/2006   Refinance     Primary     XXX        $XXX
3292320671 XXX       XXX       XXX       2                                                                                                                                                                                                                                  2           *** (OPEN) ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2                                                                                                                                                                                                                                                                                                                                                    B           B           Yes      Yes       Final HUD1 MA    7/XX/2007    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                        *** (OPEN) CHARM Booklet Disclosure Prior to Closing Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2007 which is 0 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
3833937293 XXX       XXX       XXX       2                                                                                                                                                                                                                                  2           *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2                                                                                                     *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the       B           B           Yes      Yes       Final HUD1 NY    3/XX/2006    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                        *** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2                                                                                         amount of $XXX.
                                                                                                                                                                                                                                                                                        *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2             COMMENT: 2018/XX/23: Unable to determine under disclosure due to missing itemization of prepaid finance charges.
                                                                                                                                                                                                                                                                                        *** (OPEN) TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used. - EV2
2953280691 XXX       XXX       XXX       2                                                                                                                                                                                                                                  2           *** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2                                                                                                                                                                                                                                                                                                                    B           B           Yes      Yes       Final HUD1 CA    6/XX/2007    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                        *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 06/XX/2007, prior to three (3) business days from transaction date of 06/XX/2007. - EV2
2808640392 XXX       XXX       XXX       2                                                                                                                                                                                                                                  2           *** (OPEN) (Doc Error) Initial GFE not provided - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                   B           B           Yes      Yes       Final HUD1 NC    5/XX/2007    Purchase      Primary     XXX        $XXX
3284218493 XXX       XXX       XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV1                                                                                                                                                             2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for                                                                                                                                                                                    B           B           No       Yes       Final HUD1 MO    8/XX/2007    Purchase      Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                        testing was 02/XX/2007. - EV2
3768064664 XXX       XXX       XXX       2                                                                                                                                                                                                                                  2           *** (OPEN) Disparity in Occupancy - Not High Cost and Not Higher Priced: The mortgage loan file contains documenting evidence the consumer intends to occupy the subject property as their primary residence. (Compliance testing performed based on the Occupancy Type of Investment). - EV2                                                                                                                                                                                           B           B           No       Yes       Final HUD1 GA    3/XX/2007    Purchase      Investment  XXX        $XXX
2885710803 XXX       XXX       XXX       2                *** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3                                                                                                                                           2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2                                                                                                                                                                                                       B           B           Yes      Yes       Final HUD1 WV    1/XX/2007    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                        *** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
3212304569 XXX       XXX       XXX       2                *** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV1                                                                                                                              2           *** (OPEN) (Doc Error) Initial GFE not provided - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                   B           B           No       Yes       Final HUD1 NV    9/XX/2007    Purchase      Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                        *** (OPEN) ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application. - EV2
3085169973 XXX       XXX       XXX       2                                                                                                                                                                                                                                  2           *** (OPEN) (Doc Error) Initial GFE not provided - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                   B           B           Yes      Yes       Final HUD1 FL    5/XX/2007    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                        *** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2
3506804027 XXX       XXX       XXX       2                                                                                                                                                                                                                                  2           *** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2                                                                                                                                                                                                                                                                                                                                                               B           B           No       Yes       Final HUD1 MN    11/XX/2005   Purchase      Primary     XXX        $XXX
2753069941 XXX       XXX       XXX       3                                                                                                                                                                                                                                  3           *** (OPEN) Missing Final HUD-1:  Stamped Title Company Closing Statement Used For Fee Testing: Missing Final HUD-1: Stamped Title Company Closing Statement used for any applicable Federal, State or Local compliance testing. - EV3                                                                                                                                                                                                                                                   D           D           Yes      Yes       Stamped    CA    5/XX/2007    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Title Co.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Closing
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Statement
3084015036 XXX       XXX       XXX       3                *** (OPEN) Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report                                                                                                                    3           *** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3                                                                                                                                                                                                                                                                          D           D           No       No        Missing    PA    6/XX/2004    Purchase      Primary     XXX        $XXX
                                                          Date: <empty> - EV3                                                                                                                                                                                                           *** (OPEN) (Doc Error) Initial GFE not provided - EV2
                                                          *** (OPEN) Missing Document: Missing Final 1003 - EV1                                                                                                                                                                         *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 06/XX/2004 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2004 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2
3435825997 XXX       XXX       XXX       2                *** (OPEN) Missing Document: Flood Certificate not provided - EV1                                                                                                                                                 2           *** (OPEN) (Doc Error) Initial GFE not provided - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                   B           B           Yes      Yes       Final HUD1 NY    7/XX/2006    Refinance     Primary     XXX        $XXX
                                                          *** (OPEN) Missing Document: Missing Final 1003 - EV1                                                                                                                                                                         *** (OPEN) (Missing Data) Flood Hazard Zone: Federal Compliance - (Missing Data) Flood Hazard Zone: Special Flood Hazard Zone indicator was not provided. The applicable flood zone related testing cannot be performed. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi (Circuit 2, 5, 7, 8, 9, 10 or DC): Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. (H-8 Form was used and property is in the 2 nd, 5 th, 7 th, 8 th, 9 th,
                                                                                                                                                                                                                                                                                        10 th, or District of Columbia) - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 07/XX/2006 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 07/XX/2006, prior to three (3) business days from transaction date of 07/XX/2006. - EV2
3195925782 XXX       XXX       XXX       3                                                                                                                                                                                                                                  3           *** (OPEN) (Missing Doc) Incomplete loan images/file - EV3                                                                                                                                                                                                                                            *** (OPEN) (Missing Doc) Incomplete loan images/file                                                                                                                              D           D                    No        Missing    NJ    5/XX/2007    UTD           UTD
                                                                                                                                                                                                                                                                                        *** (OPEN) Missing Document: Note - Subject Lien not provided - EV3                                                                                                                                                                                                                                   COMMENT: 2019/XX/03: Status is Missing, unable to do compliance testing or to determine if testing is required.
3761617747 XXX       XXX       XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                     2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 04/XX/2004 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                                                                 B           B           No       No        HELOC      MA    4/XX/2004    Refinance     Primary     XXX        $XXX
                                                          *** (OPEN) Missing Document: Missing Final 1003 - EV1                                                                                                                                                                         *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                                                                                                             Agreement
                                                                                                                                                                                                                                                                                        *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower. - EV2
3587331167 XXX       XXX       XXX       2                                                                                                                                                                                                                                  2           *** (OPEN) ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information. - EV2                                                                                                                                                                                                                                                                                                                        B           B           Yes      Yes       Final HUD1 CA    7/XX/2005    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                        *** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 07/XX/2005, prior to three (3) business days from transaction date of 07/XX/2005. - EV2
3467945920 XXX       XXX       XXX       2                                                                                                                                                                                                                                  2           *** (OPEN) ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2                                                                                                                                                                                                                                                                                                                                                    B           B           No       Yes       Final HUD1 NJ    5/XX/2006    Purchase      Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                        *** (OPEN) New Jersey Prepayment Penalty: New Jersey Prepayment Penalty:  No prepayment penalties are permissible in the state of New Jersey. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2
3135496263 XXX       XXX       XXX       1                *** (OPEN) FHA - Informed Consumer Choice Disclosure was not provided to borrower within 3                                                                                                                        1                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                   A           A           Yes      Yes       Final HUD1 NJ    5/XX/2008    Refinance     Primary     XXX        $XXX
                                                          business days of the loan application.: Disclosure: FHA - Informed Consumer Choice Disclosure
                                                          (Government Documents) - EV3
3244664989 XXX       XXX       XXX       2                                                                                                                                                                                                                                  2           *** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2                                                                                                                                                                                                                                                                                                                                                               B           B           No       Yes       Final HUD1 PA    9/XX/2006    Purchase      Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                        *** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
3458986947 XXX       XXX       XXX       2                                                                                                                                                                                                                                  2           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower. - EV2                                                                                                                                                                                                                                                                                         B           B           Yes      Yes       Final HUD1 WV    1/XX/2007    Refinance     Primary     XXX        $XXX
3584100051 XXX       XXX       XXX       2                                                                                                                                                                                                                                  2           *** (OPEN) RESPA (2010) - 10% Tolerance Without Cure: RESPA (2010): 10% tolerance violation without  evidence of sufficient cure provided. - EV2                                                                                                                                                                                                                                                                                                                                        B           B           No       Yes       Final HUD1 AR    7/XX/2013    Purchase      Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                        *** (OPEN) RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2
3216998396 XXX       XXX       XXX       2                                                                                                                                                                                                                                  2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2                                                                                                                                                                                                       B           B           No       Yes       Final HUD1 NY    9/XX/2007    Purchase      Investment  XXX        $XXX
2983966854 XXX       XXX       XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                     2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 05/XX/2006 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                                                                 B           B           No       No        HELOC      CA    5/XX/2006    Refinance     UTD         XXX        $XXX
                                                          *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien                                                                                                                                      *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                                                                                                             Agreement
                                                          Position: 1 - EV3                                                                                                                                                                                                             *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                          *** (OPEN) Missing Document: Missing Final 1003 - EV1                                                                                                                                                                         *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2
3116402203 XXX       XXX       XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                     2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 07/XX/2007 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                                                                 B           B           No       No        Missing    NY    7/XX/2007    Refinance     Investment  XXX        $XXX
                                                          *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien                                                                                                                                      *** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2007 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1
                                                          Position: 1 - EV3                                                                                                                                                                                                             or Closing Disclosure, no fees were used in testing. - EV2
                                                          *** (OPEN) Missing Document: Missing Final 1003 - EV1
3213606468 XXX       XXX       XXX       3                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                     3           *** (OPEN) Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. HELOC Fee Agreement also not in file or does not disclose fees, any applicable Federal, State or Local compliance                                                                                                                                                                                          D           D           No       No        Missing    PA    1/XX/2009    Refinance     Primary     XXX        $XXX
                                                          *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien                                                                                                                                      testing impacted by points and fees is unreliable. - EV3
                                                          Position: 1 - EV3                                                                                                                                                                                                             *** (OPEN) Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements. - EV2
                                                          *** (OPEN) Missing Document: Missing Final 1003 - EV1                                                                                                                                                                         *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 01/XX/2009 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2008 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Pennsylvania Subordinate Lien Late Charge Grace Period Testing: Pennsylvania Late Charge: Note grace period of 10 days is less than the state minimum of 15 days. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Pennsylvania Subordinate Lien Late Charge Percent and Amount Testing: Unable to determine if late charge exceeds state maximum due to missing information. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) TILA HELOC - Billing Rights Disclosure Missing : Unable to test billing rights due to missing information. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) TILA HELOC - Credit Agreement Missing: Unable to test HELOC Agreement due to missing information. - EV2
3245854894 XXX       XXX       XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                     2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 05/XX/2007 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                                                                 B           B           Yes      No        HELOC      IL    5/XX/2007    Refinance     Primary     XXX        $XXX
                                                          *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien                                                                                                                                      *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                                                                                                             Agreement
                                                          Position: 1 - EV3                                                                                                                                                                                                             *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                          *** (OPEN) Missing Document: Missing Final 1003 - EV1                                                                                                                                                                         *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) TILA HELOC - Credit Agreement Not Provided Timely: Truth in Lending Act (HELOC): Credit Agreement not provided to borrower at time of account opening. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act:  Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s). - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 05/XX/2007, prior to three (3) business days from transaction date of 05/XX/2007. - EV2
2964142609 XXX       XXX       XXX       2                                                                                                                                                                                                                                  2           *** (OPEN) ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2                                                                                                                                                                                                                                                                                                                                                    B           B           Yes      Yes       Final HUD1 TX    3/XX/2003    Purchase      Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                        *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
3673533884 XXX       XXX       XXX       2                                                                                                                                                                                                                                  2           *** (OPEN) (Doc Error) Initial GFE not provided - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                   B           B           Yes      Yes       Final HUD1 LA    9/XX/2003    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                        *** (OPEN) ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
2946599179 XXX       XXX       XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV1                                                                                                                                                             2           *** (OPEN) (Doc Error) Initial GFE not provided - EV2                                                                                                                                                                                                                                                 *** (CLEARED) (Missing Doc) Incomplete loan images/file                                                                                                                           B           B           Yes      Yes       Final HUD1 LA    4/XX/2004    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                        *** (OPEN) ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2                                                                                                                                                                  COMMENT: 2022/XX/06: Status is Missing.  File contains Servicing documentation but  does not contain Legal or Compliance documents for the subject.
                                                                                                                                                                                                                                                                                        *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
                                                                                                                                                                                                                                                                                        *** (CLEARED) (Missing Doc) Incomplete loan images/file - EV1
2815300904 XXX       XXX       XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV1                                                                                                                                                             2           *** (OPEN) (Doc Error) Initial GFE not provided - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                   B           B           Yes      Yes       Final HUD1 KY    12/XX/2004   Purchase      Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                        *** (OPEN) ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
3064899297 XXX       XXX       XXX       2                *** (OPEN) Missing Document: Credit Report not provided - EV3                                                                                                                                                     2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for                                                                                                                                                                                    B           B           Yes      Yes       Final HUD1 AL    4/XX/2003    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                        testing was 03/XX/2003. - EV2
3226289212 XXX       XXX       XXX       2                                                                                                                                                                                                                                  2           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2                                                                                                                                                                                               B           B           No       Yes       Final HUD1 PA    7/XX/2006    Purchase      Primary     XXX        $XXX
2906284818 XXX       XXX       XXX       1                                                                                                                                                                                                                                  1           *** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV1                                                                                                                                                                                                                                                                                     B           B           Yes      Yes       Final HUD1 CA    4/XX/2008    Refinance     Primary     XXX        $XXX
3336162699 XXX       XXX       XXX       2                *** (OPEN) Missing Document: Appraisal not provided - EV3                                                                                                                                                         2           *** (OPEN) (Doc Error) Initial GFE not provided - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                   B           B           No       Yes       Final HUD1 NY    7/XX/2007    Purchase      Primary     XXX        $XXX
                                                          *** (OPEN) Missing Document: Security Instrument - Subject Lien not provided - EV3                                                                                                                                            *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                          *** (OPEN) Missing Document: Missing Final 1003 - EV1                                                                                                                                                                         *** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 01/XX/2007. - EV2
2838495320 XXX       XXX       XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV1                                                                                                                                                             2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for                                                                                                                                                                                    B           B           Yes      Yes       Final HUD1 HI    11/XX/2008   Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                        testing was 10/XX/2008. - EV2
2778389752 XXX       XXX       XXX       2                                                                                                                                                                                                                                  2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/1998 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for                                                                                                                                                                                    B           B           No       Yes       Final HUD1 IL    7/XX/1998    Purchase      Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                        testing was 06/XX/1998. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
3833867391 XXX       XXX       XXX       2                                                                                                                                                                                                                                  2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for                                                                                                                                                                                    B           B           Yes      Yes       Final HUD1 CA    5/XX/2007    Purchase      Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                        testing was 04/XX/2007. - EV2
3629683239 XXX       XXX       XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV1                                                                                                                                                             2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2                                                                                                                                                                                                       B           B           No       Yes       Final HUD1 IL    10/XX/2007   Purchase      Primary     XXX        $XXX
3838845358 XXX       XXX       XXX       2                                                                                                                                                                                                                                  2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2                                                                                                                                                                                                       B           B           Yes      Yes       Final HUD1 CA    9/XX/2005    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                        *** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV1
3833129484 XXX       XXX       XXX       2                                                                                                                                                                                                                                  2           *** (OPEN) Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates. - EV2                                                                                                                                                                                                                                                                                                                                                     B           B           Yes      Yes       Final HUD1 NY    7/XX/2001    Refinance     Primary     XXX        $XXX
3334744551 XXX       XXX       XXX       2                                                                                                                                                                                                                                  2           *** (OPEN) Michigan Consumer Caution and Home Ownership Counseling Notice Not Provided Timely: Michigan Consumer Mortgage Protection Act:  Consumer Caution and Home Ownership Counseling Notice not provided to borrower at the time of application. - EV2                                                                                                                                                                                                                             B           B           Yes      Yes       Final HUD1 MI    4/XX/2003    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                        *** (OPEN) Michigan Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided Timely): Michigan Consumer Mortgage Protection Act:  Borrower Bill of Rights disclosure not provided to borrower at the time of application. - EV2
3603813917 XXX       XXX       XXX       3                *** (OPEN) Missing Document: Missing Final 1003 - EV1                                                                                                                                                             3           *** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing Material: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3                                                                                                                                                                                                                                                                 D           D           Yes      No        Missing    CA    3/XX/2004    UTD           Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                        *** (OPEN) (Doc Error) Initial GFE not provided - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 03/XX/2004 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2004 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
3479102460 XXX       XXX       XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV1                                                                                                                                                             2           *** (OPEN) (Doc Error) TIL Error: Borrower signature not dated. - EV2                                                                                                                                                                                                                                                                                                                                                                                                                   B           B           Yes      Yes       Final HUD1 PA    3/XX/2005    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                        *** (OPEN) (Doc Error) TIL Error: Final TIL not signed by all required parties - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 03/XX/2005 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Pennsylvania First Lien Late Charge Grace Period Testing: Pennsylvania Late Charge: Note grace period of 10 days is less than the state minimum of 15 days. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 03/XX/2005, prior to three (3) business days from transaction date of 03/XX/2005. - EV2
3161381091 XXX       XXX       XXX       2                                                                                                                                                                                                                                  2           *** (OPEN) ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2                                                                                                                                                                                                                                                                                                                                                    B           B           No       Yes       Final HUD1 FL    9/XX/2005    Purchase      Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                        *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower. - EV2
3035841912 XXX       XXX       XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV1                                                                                                                                                             2           *** (OPEN) (Doc Error) Initial GFE not provided - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                   B           B           No       Yes       Final HUD1 NC    9/XX/2007    Purchase      Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                        *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 03/XX/2007. - EV2
                                                                                                                                                                                                                                                                                        *** (CLEARED) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 09/XX/2007 used as disbursement date for compliance testing. - EV1
                                                                                                                                                                                                                                                                                        *** (CLEARED) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV1
                                                                                                                                                                                                                                                                                        *** (CLEARED) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV1
                                                                                                                                                                                                                                                                                        *** (CLEARED) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2007 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date
                                                                                                                                                                                                                                                                                        used for testing was 03/XX/2007.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV1
                                                                                                                                                                                                                                                                                        *** (CLEARED) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV1
                                                                                                                                                                                                                                                                                        *** (CLEARED) TILA - Final TIL Missing: Missing Final TIL. - EV1
3454732824 XXX       XXX       XXX       2                *** (OPEN) Missing Document: FHA Case Number Assignment not provided - EV3                                                                                                                                        2           *** (OPEN) FHA Case Number Assignment Date Missing: FHA Case # Assignment Date missing.  Creditor application date used as FHA case # assignment date for purposes of any applicable compliance testing. - EV2                                                                                                                                                                                                                                                                          B           B           Yes      Yes       Final HUD1 SC    1/XX/2008    Purchase      Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                        *** (OPEN) South Carolina Home Loan (Complaint Agency Disclosure Not Provided): South Carolina Home Loan: Borrower not provided with a document specifying the agency designated to receive complaints or inquiries about the origination and making of the loan. - EV2
2835728760 XXX       XXX       XXX       2                                                                                                                                                                                                                                  2           *** (OPEN) (Missing Data) Application Date: No evidence of application date located in file. Compliance tests were run using an application date of 11/XX/2006 which is 30 days prior to the note date. - EV2                                                                                                                                                                                                                                                                           B           B           Yes      Yes       Final HUD1 NY    12/XX/2006   Refinance     Primary     XXX        $XXX
3625480911 XXX       XXX       XXX       1                                                                                                                                                                                                                                  1                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                   A           A           Yes      Yes       Final HUD1 IL    10/XX/2009   Refinance     Primary     XXX        $XXX
3788109414 XXX       XXX       XXX       2                                                                                                                                                                                                                                  2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 12/XX/2004 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                                                                 B           B           Yes      Yes       Final HUD1 LA    12/XX/2004   Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                        *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 12/XX/2004, prior to three (3) business days from transaction date of 12/XX/2004. - EV2
3559123612 XXX       XXX       XXX       1                                                                                                                                                                                                                                  1                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                   A           A           Yes      Yes       Final HUD1 NY    10/XX/2003   Purchase      Primary     XXX        $XXX
3590606461 XXX       XXX       XXX       1                                                                                                                                                                                                                                  1                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                   A           A           Yes      Yes       Final HUD1 VA    2/XX/2004    Refinance     Primary     XXX        $XXX
2949702145 XXX       XXX       XXX       1                                                                                                                                                                                                                                  1                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                   A           A           No       Yes       Final HUD1 NJ    5/XX/2005    Refinance     Investment  XXX        $XXX
3548297718 XXX       XXX       XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV1                                                                                                                                                             2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2005 which is 0 months prior to consummation. A lookback was performed to determine this application date. - EV2                                                                                                                                                                                                       B           B           No       Yes       Final HUD1 PA    7/XX/2005    Purchase      Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                        *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
2859831528 XXX       XXX       XXX       2                                                                                                                                                                                                                                  2           *** (OPEN) (Doc Error) Initial GFE not provided - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                   B           B           No       Yes       Final HUD1 FL    6/XX/2007    Purchase      Second Home XXX        $XXX
                                                                                                                                                                                                                                                                                        *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
3339006631 XXX       XXX       XXX       2                                                                                                                                                                                                                                  2           *** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2                                                                                                                                                                                                                                                                                                                                                               B           B           No       Yes       Final HUD1 MD    7/XX/2007    Purchase      Investment  XXX        $XXX
2787414939 XXX       XXX       XXX       2                                                                                                                                                                                                                                  2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2                                                                                                                                                                                                       B           B           Yes      Yes       Final HUD1 PA    8/XX/2007    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                        *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
3396426797 XXX       XXX       XXX       2                *** (OPEN) Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report                                                                                                                    2           *** (OPEN) (Doc Error) TIL Error: Final TIL not signed by all required parties - EV2                                                                                                                                                                                                                  *** (OPEN) (Doc Error) TIL Error: Final TIL not signed by all required parties                                                                                                    B           B           Yes      Yes       Final HUD1 MA    10/XX/2006   Refinance     Primary     XXX        $XXX
                                                          Date: <empty> - EV3                                                                                                                                                                                                           *** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2                                                                                                                                                                             COMMENT: 2022/XX/04: TIL appears to be final but not signed nor initialed by borrower.
                                                                                                                                                                                                                                                                                        *** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2                                                                                                                                           *** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
                                                                                                                                                                                                                                                                                        *** (OPEN) Massachusetts Home Loan - Borrower's Interest Tangible Net Benefit Worksheet Not in File: Massachusetts Home Loan: No evidence in loan file of document or worksheet indicating how the lender determined that the home loan is in the borrower's interest. - EV2                          COMMENT: 2022/XX/04: TIL in file indicated to be final, expected funding date same as disbursement and/or note date but is not signed or dated by borrower so cannot confirm that
                                                                                                                                                                                                                                                                                        *** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2                                                                                         borrower received.
                                                                                                                                                                                                                                                                                        *** (OPEN) Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date and RTC Signature Date. Unable to determine compliance with rescission timing requirements. - EV2
3831770185 XXX       XXX       XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV1                                                                                                                                                             2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2                                                                                                                                                                                                       B           B           Yes      Yes       Final HUD1 CT    12/XX/2007   Refinance     Primary     XXX        $XXX
2778185716 XXX       XXX       XXX       2                                                                                                                                                                                                                                  2           *** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2                                                                                                                                                                                                                                                                           B           B           Yes      Yes       Final HUD1 FL    2/XX/2008    Refinance     Primary     XXX        $XXX
3645605677 XXX       XXX       XXX       2                                                                                                                                                                                                                                  2           *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 02/XX/2007, prior to three (3) business days from transaction date of 02/XX/2007. - EV2                                                                                                                                                                                                                                    B           B           No       Yes       Final HUD1 FL    2/XX/2007    Refinance     Primary     XXX        $XXX
3126524381 XXX       XXX       XXX       1                                                                                                                                                                                                                                  1                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                   A           A           Yes      Yes       Final HUD1 MA    3/XX/2008    Refinance     Primary     XXX        $XXX
3406927445 XXX       XXX       XXX       2                                                                                                                                                                                                                                  2           *** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing. - EV2                                                                                                                                                                                                                                                    B           B           Yes      Yes       Final HUD1 WI    1/XX/2011    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                        *** (OPEN) RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement. - EV2
3830111988 XXX       XXX       XXX       2                                                                                                                                                                                                                                  2           *** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2                                                                                                                                                                                                                                                                                                                                                               B           B           Yes      Yes       Final HUD1 NY    8/XX/2012    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                        *** (OPEN) RESPA (2010) - 0% Tolerance (Line 1203) With Cure: RESPA (2010): 0% tolerance violation for 1203 fee with evidence of cure provided on Final HUD-1 - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) RESPA -  Initial Escrow Account Statement Missing: Unable to determine if the initial escrow account statement is compliant based on missing information. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) SAFE Act - Individual LO NMLS license status not approved: Unable to test Individual Loan Originator license status due to missing information. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) SAFE Act - Individual LO not licensed at time of application: Unable to test Loan Originator license due to missing information. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) SAFE Act - LO Company NMLS license status not approved: Secure and Fair Enforcement for Mortgage Licensing Act: Loan Originator Organization not in approved license status to conduct loan origination activities. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used. - EV2
2954177636 XXX       XXX       XXX       2                                                                                                                                                                                                                                  2           *** (OPEN) RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges. - EV2                                                                                                                                                                                                                                           B           B           Yes      Yes       Final HUD1 FL    10/XX/2012   Refinance     Primary     XXX        $XXX
2756136970 XXX       XXX       XXX       2                *** (OPEN) Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report                                                                                                                    2           *** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing. - EV2                                                                                                                                                                                                                                                    B           B           Yes      Yes       Final HUD1 TX    12/XX/2012   Refinance     Primary     XXX        $XXX
                                                          Date: <empty> - EV3                                                                                                                                                                                                           *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) RESPA (2010) - 0% Tolerance (Line 801) Without Cure: RESPA (2010): 0% tolerance violation for 801 fee without evidence of sufficient cure provided. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) RESPA (2010) - 0% Tolerance (Line 803) Without Cure: RESPA (2010): 0% tolerance violation for 803 fee without evidence of sufficient cure provided. - EV2
3184878696 XXX       XXX       XXX       2                                                                                                                                                                                                                                  2           *** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing. - EV2                                                                  *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the       B           B           Yes      Yes       Final HUD1 CA    7/XX/2013    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                        *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2                                                                                                     amount of $XXX.
                                                                                                                                                                                                                                                                                        *** (OPEN) RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement. - EV2                                                                                                                       COMMENT: 2022/XX/28: Unable to determine under disclosure due to missing Itemization of Amount Financed.
3319392810 XXX       XXX       XXX       2                                                                                                                                                                                                                                  2           *** (OPEN) (Doc Error) GFE Error: Days before settlement not provided.: GFE Date: 04/XX/2013 - EV2                                                                                                                                                                                                                                                                                                                                                                                      B           B           Yes      Yes       Final HUD1 CT    6/XX/2013    Purchase      Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                        *** (OPEN) RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV1
2824504847 XXX       XXX       XXX       2                                                                                                                                                                                                                                  2           *** (OPEN) SAFE Act - Individual LO NMLS license status not approved: Unable to test Individual Loan Originator license status due to missing information. - EV2                                                                                                                                                                                                                                                                                                                        B           B           Yes      Yes       Final HUD1 CA    7/XX/2013    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                        *** (OPEN) SAFE Act - Individual LO not licensed at time of application: Unable to test Loan Originator license due to missing information. - EV2
3835986555 XXX       XXX       XXX       1                                                                                                                                                                                                                                  1                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                   A           A           Yes      Yes       Final HUD1 FL    9/XX/2006    Refinance     Primary     XXX        $XXX
3078677419 XXX       XXX       XXX       2                                                                                                                                                                                                                                  2           *** (OPEN) (Doc Error) Initial GFE not provided - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                   B           B           Yes      Yes       Final HUD1 GA    8/XX/2006    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                        *** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Georgia Home Loan (Late Charge): Georgia Home Loan:  Mortgage loan contains an impermissible late charge of greater than 5.0% or a grace period of less than ten (10) days. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements - EV2
3811545205 XXX       XXX       XXX       2                                                                                                                                                                                                                                  2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2                                                                                                                                                                                                       B           B           Yes      Yes       Final HUD1 TX    6/XX/2007    Purchase      Primary     XXX        $XXX
3527494351 XXX       XXX       XXX       1                                                                                                                                                                                                                                  1                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                   A           A           No       Yes       Final HUD1 TX    12/XX/2007   Purchase      Primary     XXX        $XXX
2837977709 XXX       XXX       XXX       2                                                                                                                                                                                                                                  2           *** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing. - EV2                                                                                                                                                                                                                                                    B           B           Yes      Yes       Final HUD1 NM    4/XX/2007    Refinance     Primary     XXX        $XXX
2933983925 XXX       XXX       XXX       2                                                                                                                                                                                                                                  2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2                                                                                                                                                                                                       B           B           No       Yes       Final HUD1 HI    5/XX/2007    Purchase      Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                        *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
3423429639 XXX       XXX       XXX       2                                                                                                                                                                                                                                  2           *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2                                                                                                     *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the       B           B           Yes      Yes       Final HUD1 MA    11/XX/2003   Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              amount of $XXX.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              COMMENT: 2020/XX/03: Unable to determine the reason for the under disclosure due to missing the itemization of amount financed.
3365984714 XXX       XXX       XXX       2                *** (OPEN) Missing Document: Credit Report not provided - EV3                                                                                                                                                     2           *** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2                                                                                                                                                                                                                                                                                         B           B           Yes      Yes       Final HUD1 WV    1/XX/2008    Refinance     Primary     XXX        $XXX
                                                          *** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV1                                                                                                                                          *** (OPEN) ARM Disclosure Compliant Test: TIL variable rate disclosure: ARM loan program disclosure does not match terms of loan. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Unable to determine if Notice of Right to Cancel was executed on the proper Model Form. The H-9 form was used instead of the H-8 form, however, the loan file does not contain evidence that the refinance was by the original creditor. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 01/XX/2008, prior to three (3) business days from transaction date of 01/XX/2008. - EV2
3660353655 XXX       XXX       XXX       2                                                                                                                                                                                                                                  2           *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2                                                                                                     *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the       B           B           No       Yes       Final HUD1 OH    11/XX/2003   Purchase      Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                        *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2                     amount of $XXX.
                                                                                                                                                                                                                                                                                        *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application    COMMENT: 2020/XX/22: Unable to determine under disclosure due to missing Itemization of Amount Financed.
                                                                                                                                                                                                                                                                                        due to missing information. - EV2
2998742986 XXX       XXX       XXX       2                                                                                                                                                                                                                                  2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2                                                                                                                                                                                                       B           B           Yes      Yes       Final HUD1 MD    5/XX/2007    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                        *** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV1
3003676740 XXX       XXX       XXX       2                                                                                                                                                                                                                                  2           *** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2                                                                                                                                                                                                                                                                                                                                                               B           B           No       Yes       Final HUD1 PA    10/XX/2006   Purchase      Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                        *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 09/XX/2006. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower. - EV2
3355482747 XXX       XXX       XXX       2                *** (OPEN) Missing Document: Credit Report not provided - EV3                                                                                                                                                     2           *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2                                                                                                     *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the       B           B           Yes      Yes       Final HUD1 NC    3/XX/2002    Purchase      Primary     XXX        $XXX
                                                          *** (OPEN) Missing Document: Missing Final 1003 - EV1                                                                                                                                                                         *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for  amount of $XXX.
                                                                                                                                                                                                                                                                                        testing was 01/XX/2002. - EV2                                                                                                                                                                                                                                                                         COMMENT: 2019/XX/21: TIL itemization did not disclose an attorney fee of $XXX and a courier fee of $XXX as prepaid finance charge
3018051802 XXX       XXX       XXX       3                *** (OPEN) Missing Document: Missing Final 1003 - EV1                                                                                                                                                             3           *** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3                                                                                                                                                                                                                                                                          D           D           No       No        Missing    PA    5/XX/2007    Purchase      Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                        *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 05/XX/2007 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2007 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
3018939665 XXX       XXX       XXX       3        3       *** (OPEN) Missing Document: Fraud Report not provided - EV3                                                                                                                                                      2           *** (OPEN) RESPA (2010) - Written Service Provider List Not Provided Timely: RESPA (2010) - Borrower did not receive a list of service providers at the time the Good Faith Estimate was provided. - EV2                                                                                                                                                                                                                                                                                B           B           Yes      Yes       Final HUD1 LA    8/XX/2014    Refinance     Primary     XXX        $XXX                  Temporary    Temporary
                                                          *** (OPEN) No evidence of fraud report in file: Credit Report: Original // Borrower: XXX, Credit                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          SHQM         SHQM
                                                          Report: Original // Borrower: XXX - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                   (GSE/Agency  (GSE/Agency
                                                          *** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Eligible)    Eligible)
                                                          recent FEMA disaster. - EV1
3142326746 XXX       XXX       XXX       1        1       *** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most   *** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA     1                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                   A           A           Yes      Yes       Final HUD1 AR    6/XX/2015    Purchase      Primary     XXX        $XXX                  Temporary    Temporary
                                                          recent FEMA disaster. - EV1                                                                       disaster.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               SHQM         SHQM
                                                                                                                                                            COMMENT: 2021/XX/28: The property is located in a FEMA disaster area.  Provide a post-disaster inspection                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               (GSE/Agency  (GSE/Agency
                                                                                                                                                            verifying there was no damage.  The inspection must include exterior photos and the property must be re-                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Eligible)    Eligible)
                                                                                                                                                            inspected on on or after XX/XX/XXXX declared end date.
2793456675 XXX       XXX       XXX       3        3       *** (OPEN) Missing Document: Fraud Report not provided - EV3                                                                                                                                                      3           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV3                                                                                                                                                                                 *** (OPEN) TRID Final Closing Disclosure Finance Charge: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on 11/XX/2021 disclosed an       C           C           Yes      No                   MA    11/XX/2021   Refinance     Primary     XXX        $XXX                  UTD          Non QM
                                                                                                                                                                                                                                                                                        *** (OPEN) Other Income - Not to be used for qualifying: Qualified Mortgage (Dodd-Frank 2014): Income used to qualify borrower(s) not permitted for use under Appendix Q. (XXX XXX/Asset Depletion) - EV3                                                                                             inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan (fee amounts included in Finance Charge calculation are based on Closing
                                                                                                                                                                                                                                                                                        *** (OPEN) TRID Final Closing Disclosure Finance Charge: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on 11/XX/2021 disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan (fee amounts included in   Disclosure dated 11/XX/2021). (Final/11/XX/2021)
                                                                                                                                                                                                                                                                                        Finance Charge calculation are based on Closing Disclosure dated 11/XX/2021). (Final/11/XX/2021) - EV3                                                                                                                                                                                                COMMENT: 2022/XX/12: Unable to determine discrepancy, no final Itemization Of Amount Financed in file.
                                                                                                                                                                                                                                                                                        *** (OPEN) Unknown Loan Designation Test: Ability to Repay / Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation not provided. Loan tested as Non-QM.  Due Diligence Loan Designation is Non QM. - EV3                                                                                  *** (OPEN) Unknown Loan Designation Test: Ability to Repay / Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation not provided. Loan tested as Non-QM.  Due
                                                                                                                                                                                                                                                                                        *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2                                                                                                                          Diligence Loan Designation is Non QM.
                                                                                                                                                                                                                                                                                        *** (OPEN) Massachusetts Home Loan - Borrower's Interest Tangible Net Benefit Worksheet Not in File: Massachusetts Home Loan: No evidence in loan file of document or worksheet indicating how the lender determined that the home loan is in the borrower's interest. - EV2                          COMMENT: 2022/XX/12: Loan was approved through BAC AUS, however is a jumbo loan, so not eligible for purchase as a conforming loan.
                                                                                                                                                                                                                                                                                        *** (OPEN) TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (Initial/10/XX/2021) - EV2                                                                      *** (OPEN) TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business
                                                                                                                                                                                                                                                                                        *** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - Attorney Review Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower.       days prior to closing. (Initial/10/XX/2021)
                                                                                                                                                                                                                                                                                        (75181) - EV2                                                                                                                                                                                                                                                                                         COMMENT: 2022/XX/11: No evidence of the date the Initial Closing Disclosure issued on 10/XX/21 with received.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              *** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - Attorney
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              Review Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (75181)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              COMMENT: 2022/XX/13: A valid COC or Cure for the additional fee was not provided in the loan file.
3827430063 XXX       XXX       XXX       3        3       *** (OPEN) Missing Document: Fraud Report not provided - EV3                                                                                                                                                      2           *** (OPEN) ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/10/XX/2019) - EV2               *** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount        B           B           Yes      No                   MD    1/XX/2020    Refinance     Primary     XXX        $XXX                  Temporary    Temporary
                                                                                                                                                                                                                                                                                        *** (OPEN) Maryland Mortgage Lending Regulations (Tangible Net Benefit Worksheet Not Provided): Maryland Mortgage Lending Regulations: Net Tangible Benefit Worksheet not provided to borrower. - EV2                                                                                                 Points.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7200)                                                                                                                                                                                                  SHQM         SHQM
                                                                                                                                                                                                                                                                                        *** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7200) - EV2 COMMENT: 2022/XX/06: No change of circumstance or cure was issued for the fee tolerance violation.                                                                                                                                                                                                                    (GSE/Agency  (GSE/Agency
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Eligible)    Eligible)
3275420751 XXX       XXX       XXX       3        3       *** (OPEN) Borrower has been on current job less than 2 years, and prior employment history was   *** (OPEN) Borrower has been on current job less than 2 years, and prior employment history was not documented  3           *** (OPEN) General Ability To Repay - Missing Investor Guideline Qualifying Total Debt Ratio: Unable to complete ATR testing due to missing investor guideline qualifying total debt ratio. - EV3                                                                                                     *** (OPEN) General Ability To Repay Provision Investor Guidelines Not Provided: Ability to Repay (Dodd-Frank 2014): Unable to determine ability to repay due to missing           C           C           Yes      No                   IL    7/XX/2017    Refinance     Primary     XXX        $XXX                  UTD          ATR Risk
                                                          not documented as required.: Borrower: XXX // Employment Type: Employment / Income Type: Wages /  as required.: Borrower: XXX // Employment Type: Employment / Income Type: Wages / Start Date: 10/XX/2016                    *** (OPEN) General Ability To Repay Provision Investor Guidelines Not Provided: Ability to Repay (Dodd-Frank 2014): Unable to determine ability to repay due to missing guidelines. Loan characteristics are DTI: 59.84230%, LTV/CLTV: 70.00000%/70.00000%, Credit Score: 787, Occupancy: Primary,    guidelines. Loan characteristics are DTI: 59.84230%, LTV/CLTV: 70.00000%/70.00000%, Credit Score: 787, Occupancy: Primary, Purpose: Refinance, Cash-out - Other
                                                          Start Date: 10/XX/2016 - EV3                                                                      COMMENT: 2022/XX/09: Borrower has been on current job for less than two years, missing VVOE to verify previous              Purpose: Refinance, Cash-out - Other - EV3                                                                                                                                                                                                                                                            COMMENT: 2022/XX/10: Missing lender guidelines.
                                                          *** (OPEN) Credit Exception: - EV3                                                                employment for complete two year employment history.                                                                        *** (OPEN) Illinois SB 1894: IL Predatory Lending Database Program (SB 1894) - Certificate of Compliance or Exemption not attached to mortgage for recording. - EV3                                                                                                                                   *** (OPEN) Illinois SB 1894: IL Predatory Lending Database Program (SB 1894) - Certificate of Compliance or Exemption not attached to mortgage for recording.
                                                          *** (OPEN) Guideline Issue:Insufficient asset documentation.: Financial Institution: XXX //       *** (OPEN) Credit Exception:                                                                                                *** (OPEN) QM DTI: Qualified Mortgage (Dodd-Frank 2014): Total Debt to Income Ratio exceeds 43% and the images do not provide evidence loan is eligible for purchase, guarantee or insurance by the appropriate agency. - EV3                                                                         COMMENT: 2022/XX/09: Document not in file.
                                                          Account Type: Stocks / Account Number: XXX, Financial Institution: XXX // Account Type: Savings / COMMENT: 2022/XX/11: Provide all pages, schedules and statements for tax returns verifying rental income to                 *** (OPEN) Rental Income Documentation - Schedule E Method Test: Qualified Mortgage (Dodd-Frank 2014): Rental income documentation requirement not met for XXX.  Lease Agreement and/or Tax Return not provided. (XXX/Schedule E) - EV3                                                               *** (OPEN) QM DTI: Qualified Mortgage (Dodd-Frank 2014): Total Debt to Income Ratio exceeds 43% and the images do not provide evidence loan is eligible for purchase, guarantee
                                                          Account Number: XXX - EV3                                                                         qualify. Tax returns in file are missing pages.                                                                             *** (OPEN) Rental Income Documentation - Schedule E Method Test: Qualified Mortgage (Dodd-Frank 2014): Rental income documentation requirement not met for XXX.  Lease Agreement and/or Tax Return not provided. (XXX/Schedule E) - EV3                                                               or insurance by the appropriate agency.
                                                          *** (OPEN) Missing Document: Fraud Report not provided - EV3                                      *** (OPEN) Guideline Issue:Insufficient asset documentation.: Financial Institution: XXX // Account Type:                   *** (OPEN) Rental Income Documentation - Schedule E Method Test: Qualified Mortgage (Dodd-Frank 2014): Rental income documentation requirement not met for XXX.  Lease Agreement and/or Tax Return not provided. (XXX/Schedule E) - EV3                                                               COMMENT: 2022/XX/09: The difference is due to the rental income being used to qualify. Missing all pages of tax returns to accurately calculate rental income.
                                                          *** (OPEN) The verification of employment is required and was not found in file.: Borrower: XXX   Stocks / Account Number: XXX, Financial Institution: XXX // Account Type: Savings / Account Number: XXX                     *** (OPEN) Rental Income Documentation - Schedule E Method Test: Qualified Mortgage (Dodd-Frank 2014): Rental income documentation requirement not met for XXX.  Lease Agreement and/or Tax Return not provided. (XXX/Schedule E) - EV3                                                               *** (OPEN) Rental Income Documentation - Schedule E Method Test: Qualified Mortgage (Dodd-Frank 2014): Rental income documentation requirement not met for XXX.  Lease Agreement
                                                          // Employment Type: Employment / Income Type: Wages / Start Date: 01/XX/2009 - EV3                COMMENT: 2022/XX/09: Less than two months bank statement provided.                                                          *** (OPEN) Rental Income Documentation - Schedule E Method Test: Qualified Mortgage (Dodd-Frank 2014): Rental income documentation requirement not met for XXX.  Lease Agreement and/or Tax Return not provided. (XXX/Schedule E) - EV3                                                               and/or Tax Return not provided. (XXX/Schedule E)
                                                                                                                                                            *** (OPEN) The verification of employment is required and was not found in file.: Borrower: XXX // Employment               *** (OPEN) Rental Income Documentation - Schedule E Method Test: Qualified Mortgage (Dodd-Frank 2014): Rental income documentation requirement not met for XXX.  Lease Agreement and/or Tax Return not provided. (XXX/Schedule E) - EV3                                                               COMMENT: 2022/XX/10: Lease agreement missing from loan file.
                                                                                                                                                            Type: Employment / Income Type: Wages / Start Date: 01/XX/2009                                                              *** (OPEN) Rental Income Documentation - Schedule E Method Test: Qualified Mortgage (Dodd-Frank 2014): Rental income documentation requirement not met for XXX.  Lease Agreement and/or Tax Return not provided. (XXX/Schedule E) - EV3                                                               *** (OPEN) Rental Income Documentation - Schedule E Method Test: Qualified Mortgage (Dodd-Frank 2014): Rental income documentation requirement not met for XXX.  Lease Agreement
                                                                                                                                                            COMMENT: 2022/XX/09: Provide VVOE for previous employment to verify complete two year employment history.                   *** (OPEN) Rental Income Documentation - Schedule E Method Test: Qualified Mortgage (Dodd-Frank 2014): Rental income documentation requirement not met for XXX.  Lease Agreement and/or Tax Return not provided. (XXX/Schedule E) - EV3                                                               and/or Tax Return not provided. (XXX/Schedule E)
                                                                                                                                                                                                                                                                                        *** (OPEN) Unknown Loan Designation Test: Ability to Repay / Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation not provided. Loan tested as Non-QM.  Due Diligence Loan Designation is ATR Risk. - EV3                                                                                COMMENT: 2022/XX/10: Lease agreement missing from loan file.
                                                                                                                                                                                                                                                                                        *** (OPEN) ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/05/XX/2017) - EV2               *** (OPEN) Rental Income Documentation - Schedule E Method Test: Qualified Mortgage (Dodd-Frank 2014): Rental income documentation requirement not met for XXX.  Lease Agreement
                                                                                                                                                                                                                                                                                        *** (OPEN) QM Employment History - Current and/or Previous Employment Documentation lacks Date Info: Qualified Mortgage (Dodd-Frank 2014): Missing Employment Dates to verify two years employment history for current and/or prior employment. (XXX/10585883) - EV2                                  and/or Tax Return not provided. (XXX/Schedule E)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              COMMENT: 2022/XX/10: Lease agreement missing from loan file.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              *** (OPEN) Rental Income Documentation - Schedule E Method Test: Qualified Mortgage (Dodd-Frank 2014): Rental income documentation requirement not met for XXX.  Lease Agreement and/or Tax Return not provided. (XXX/Schedule E)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              COMMENT: 2022/XX/10: Lease agreement missing from loan file.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              *** (OPEN) Rental Income Documentation - Schedule E Method Test: Qualified Mortgage (Dodd-Frank 2014): Rental income documentation requirement not met for XXX.  Lease Agreement and/or Tax Return not provided. (XXX/Schedule E)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              COMMENT: 2022/XX/10: Lease agreement missing from loan file.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              *** (OPEN) Rental Income Documentation - Schedule E Method Test: Qualified Mortgage (Dodd-Frank 2014): Rental income documentation requirement not met for XXX.  Lease Agreement and/or Tax Return not provided. (XXX/Schedule E)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              COMMENT: 2022/XX/10: Lease agreement missing from loan file.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              *** (OPEN) Rental Income Documentation - Schedule E Method Test: Qualified Mortgage (Dodd-Frank 2014): Rental income documentation requirement not met for XXX.  Lease Agreement and/or Tax Return not provided. (XXX/Schedule E)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              COMMENT: 2022/XX/10: Lease agreement missing from loan file.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              *** (OPEN) Rental Income Documentation - Schedule E Method Test: Qualified Mortgage (Dodd-Frank 2014): Rental income documentation requirement not met for XXX.  Lease Agreement and/or Tax Return not provided. (XXX/Schedule E)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              COMMENT: 2022/XX/09: Missing executed lease agreements for investment properties being used to qualify.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              *** (OPEN) Unknown Loan Designation Test: Ability to Repay / Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation not provided. Loan tested as Non-QM.  Due
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              Diligence Loan Designation is ATR Risk.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              COMMENT: 2022/XX/11: Loan designation not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              *** (OPEN) ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/05/XX/2017)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              COMMENT: 2022/XX/09: Missing evidence of borrower's receipt of the appraisal.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              *** (OPEN) QM Employment History - Current and/or Previous Employment Documentation lacks Date Info: Qualified Mortgage (Dodd-Frank 2014): Missing Employment Dates to verify two years employment history for current and/or prior employment. (XXX/10585883)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              COMMENT: 2022/XX/09: Missing verification of complete two year employment history.
3215011929 XXX       XXX       XXX       3        3       *** (OPEN) AUS Findings: Investor qualifying total debt ratio discrepancy. - EV3                  *** (OPEN) AUS Findings: Investor qualifying total debt ratio discrepancy.                                      3           *** (OPEN) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due Diligence Loan Designation of ATR Risk. - EV3                                                                              *** (OPEN) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due        C           C           Yes      No                   FL    10/XX/2016   Purchase      Primary     XXX        $XXX                  Temporary    ATR Risk
                                                          *** (OPEN) Income Docs Missing:: Borrower: XXX - EV3                                              COMMENT: 2022/XX/10: Tax cert in file reflects $XXX a month in taxes. 1008 in file reflects lender did not use              *** (OPEN) General Ability To Repay Provision Investor Guidelines: Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or more guideline components, the loan is at ATR risk. - EV3                                                                                                     Diligence Loan Designation of ATR Risk.                                                                                                                                                                                                                                                                               SHQM
                                                          *** (OPEN) Missing Document: Fraud Report not provided - EV3                                      taxes in final calculation causing a discrepancy in DTI.                                                                    *** (OPEN) General ATR Provision Investor and Non QM DTIs match and both significantly exceed Guidelines: Ability to Repay (Dodd-Frank 2014): The DTI calculated in accordance with the Lenders Guidelines and 1026.43(c)(5) of 50.34181% significantly exceeds the guideline maximum of 40.00%. (DTI COMMENT: 2022/XX/10: QM ATR Waterfall exception due to DTI discrepancy.                                                                                                                                                                                                                                               (GSE/Agency
                                                          *** (OPEN) The verification of employment is not within 10 business days of the Note.: Borrower:                                                                                                                              Exception requires compelling compensating factors to consider regrading to EV2-B.) - EV3                                                                                                                                                                                                             *** (OPEN) General Ability To Repay Provision Investor Guidelines: Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or more guideline components, the loan is at                                                                                                                                     Eligible)
                                                          XXX // Employment Type: Employment / Income Type: Wages / Start Date: 10/XX/2014 - EV3                                                                                                                                        *** (OPEN) QM DTI: Qualified Mortgage (Dodd-Frank 2014): Total Debt to Income Ratio exceeds 43% and the images do not provide evidence loan is eligible for purchase, guarantee or insurance by the appropriate agency. - EV3                                                                         ATR risk.
                                                          *** (OPEN) The verification of employment is not within 10 business days of the Note.: Borrower:                                                                                                                              *** (OPEN) QM Employment History: Qualified Mortgage (Dodd-Frank 2014): Employment history requirement not met. (XXX/10585921) - EV3                                                                                                                                                                  COMMENT: 2022/XX/10: QM ATR Waterfall exception due to DTI discrepancy.
                                                          XXX // Employment Type: Employment / Income Type: Wages / Start Date: 05/XX/2016 - EV3                                                                                                                                        *** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2                                                                                         *** (OPEN) General ATR Provision Investor and Non QM DTIs match and both significantly exceed Guidelines: Ability to Repay (Dodd-Frank 2014): The DTI calculated in accordance
                                                          *** (OPEN) The verification of employment is not within 10 business days of the Note.: Borrower:                                                                                                                              *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: Unable to test Affiliated Business Disclosure due to missing information. - EV2                                                                                                                                     with the Lenders Guidelines and 1026.43(c)(5) of 50.34181% significantly exceeds the guideline maximum of 40.00%. (DTI Exception requires compelling compensating factors to
                                                          XXX // Employment Type: Employment / Income Type: Wages / Start Date: 04/XX/2015 - EV3                                                                                                                                        *** (OPEN) TRID Final Closing Disclosure Total Property Costs Year 1 - Pre October 2018 Test: TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Estimated Property Costs over Year 1 of $XXX on Final Closing Disclosure provided on 10/XX/2016 not accurate. (Final/10/XX/2016) - EV2   consider regrading to EV2-B.)
                                                          *** (OPEN) The verification of employment is not within 10 business days of the Note.: Borrower:                                                                                                                              *** (OPEN) TRID Lender Credit Tolerance Violation: TILA-RESPA Integrated Disclosure: Zero Percent Tolerance exceeded for Lender Credits. Final Lender Credit of $XXX  is less than amount of binding Lender Credit previously disclosed in the amount of -$XXX. (9300) - EV2                          COMMENT: 2022/XX/09: Tax cert in file reflects $XXX a month in taxes. 1008 in file reflects lender did not use taxes in final calculation causing a discrepancy in DTI.
                                                          XXX // Employment Type: Employment / Income Type: Wages / Start Date: 04/XX/2011 - EV3                                                                                                                                        *** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - Internet Clo Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (77221)  *** (OPEN) QM DTI: Qualified Mortgage (Dodd-Frank 2014): Total Debt to Income Ratio exceeds 43% and the images do not provide evidence loan is eligible for purchase, guarantee
                                                          *** (OPEN) The verification of employment is required and was not found in file.: Borrower: XXX                                                                                                                               - EV2                                                                                                                                                                                                                                                                                                 or insurance by the appropriate agency.
                                                          // Employment Type: Employment / Income Type: Wages / Start Date: 04/XX/2011 - EV3                                                                                                                                            *** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7200) - EV2 COMMENT: 2022/XX/10: QM ATR Waterfall exception due to DTI discrepancy. Tax cert in file reflects $XXX a month in taxes. 1008 in file reflects lender did not use taxes in final
                                                          *** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most                                                                                                                                                                                                                                                                                                                                                                                                                                     calculation causing a discrepancy in DTI.
                                                          recent FEMA disaster. - EV1                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         *** (OPEN) QM Employment History: Qualified Mortgage (Dodd-Frank 2014): Employment history requirement not met. (XXX/10585921)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              COMMENT: 2022/XX/10: QM ATR Waterfall exception due to DTI discrepancy and missing verification of employment.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              *** (OPEN) TRID Lender Credit Tolerance Violation: TILA-RESPA Integrated Disclosure: Zero Percent Tolerance exceeded for Lender Credits. Final Lender Credit of $XXX  is less than amount of binding Lender Credit previously disclosed in the amount of -$XXX. (9300)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              COMMENT: 2022/XX/10: Zero Percent Tolerance exceeded for Lender Credits.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              *** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - Internet Clo
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (77221)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              COMMENT: 2022/XX/10: Zero Percent Fee Tolerance exceeded for Title - Internet Clo Fee
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              *** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              Points.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7200)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              COMMENT: 2022/XX/10: Zero Percent Fee Tolerance exceeded for Loan Discount Points.
3307613878 XXX       XXX       XXX       3        3       *** (OPEN) AUS/Guideline Findings: All conditions were not met - EV3                              *** (OPEN) AUS/Guideline Findings: All conditions were not met                                                  3           *** (OPEN) General Ability To Repay - Missing Investor Guideline Qualifying Total Debt Ratio: Unable to complete ATR testing due to missing investor guideline qualifying total debt ratio. - EV3                                                                                                     *** (OPEN) General Ability To Repay - Missing Investor Guideline Qualifying Total Debt Ratio: Unable to complete ATR testing due to missing investor guideline qualifying total   C           C           Yes      No                   NJ    9/XX/2016    Refinance     Primary     XXX        $XXX                  UTD          ATR Risk
                                                          *** (OPEN) Income Docs Missing:: Borrower: XXX - EV3                                              COMMENT: 2022/XX/09: Loan was manually underwritten.  Missing guideline perimeters                                          *** (OPEN) General Ability To Repay Provision Investor Guidelines Not Provided: Ability to Repay (Dodd-Frank 2014): Unable to determine ability to repay due to missing guidelines. Loan characteristics are DTI: 32.18077%, LTV/CLTV: 80.32205%/80.32205%, Credit Score: 752, Occupancy: Primary,    debt ratio.
                                                          *** (OPEN) Missing Document: Fraud Report not provided - EV3                                      *** (OPEN) Income Docs Missing:: Borrower: XXX                                                                              Purpose: Refinance, Cash-out - Other - EV3                                                                                                                                                                                                                                                            COMMENT: 2022/XX/09: Loan was manually underwritten.  Missing guideline perimeters
                                                          *** (OPEN) Verification(s) of employment is not within 10 business days of the Note.: Borrower:   COMMENT: 2022/XX/09: Missing pay stub with YTD information from current employment.                                         *** (OPEN) QM Employment History: Qualified Mortgage (Dodd-Frank 2014): Employment history requirement not met. (XXX/10585923) - EV3                                                                                                                                                                  *** (OPEN) General Ability To Repay Provision Investor Guidelines Not Provided: Ability to Repay (Dodd-Frank 2014): Unable to determine ability to repay due to missing
                                                          XXX // Employment Type: Employment / Income Type: Wages / Start Date: 09/XX/2016 - EV3                                                                                                                                        *** (OPEN) Unknown Loan Designation Test: Ability to Repay / Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation not provided. Loan tested as Non-QM.  Due Diligence Loan Designation is ATR Risk. - EV3                                                                                guidelines. Loan characteristics are DTI: 32.18077%, LTV/CLTV: 80.32205%/80.32205%, Credit Score: 752, Occupancy: Primary, Purpose: Refinance, Cash-out - Other
                                                          *** (OPEN) Verification(s) of employment is not within 10 business days of the Note.: Borrower:                                                                                                                               *** (OPEN) TRID Final Closing Disclosure Non Escrowed Property Costs Year 1: TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Non-Escrowed Property Costs over Year 1 of $XXX on Final Closing Disclosure provided on 09/XX/2016 not accurate. (Final/09/XX/2016) - EV2                 COMMENT: 2022/XX/09: Loan was manually underwritten.  Missing guideline perimeters
                                                          XXX // Employment Type: Employment / Income Type: Wages / Start Date: 09/XX/2013 - EV3                                                                                                                                        *** (OPEN) TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (Initial/09/XX/2016) - EV2                                                                      *** (OPEN) QM Employment History: Qualified Mortgage (Dodd-Frank 2014): Employment history requirement not met. (XXX/10585923)
                                                          *** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most                                                                                                                               *** (CURED) TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Sufficient or excess cure was provided to the borrower at        COMMENT: 2022/XX/09: Missing verification of complete two year employment history.
                                                          recent FEMA disaster. - EV1                                                                                                                                                                                                   Closing. (7506) - EV1                                                                                                                                                                                                                                                                                 *** (OPEN) Unknown Loan Designation Test: Ability to Repay / Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation not provided. Loan tested as Non-QM.  Due
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              Diligence Loan Designation is ATR Risk.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              COMMENT: 2022/XX/11: Unable to determine loan designation with documentation provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              *** (OPEN) TRID Final Closing Disclosure Non Escrowed Property Costs Year 1: TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Non-Escrowed Property Costs over Year
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              1 of $XXX on Final Closing Disclosure provided on 09/XX/2016 not accurate. (Final/09/XX/2016)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              COMMENT: 2022/XX/09: Lender used non-escrowed property costs of  $XXX per month. The loan file contains no verification of the source of this payment.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              *** (OPEN) TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (Initial/09/XX/2016)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              COMMENT: 2022/XX/09: Verified initial Closing Disclosure was issued on 9/XX/2016 and loan closed on 9/XX/2016. Initial Closing Disclosure was not provided at least 3 business days prior to closing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              *** (CURED) TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Sufficient or excess cure was provided to the borrower at Closing. (7506)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              COMMENT: 2022/XX/09: Unable to locate a valid change of circumstance letter or cure to support increase in Appraisal fee of $XXX.
2863721441 XXX       XXX       XXX       2        2       *** (OPEN) Missing Document: Fraud Report not provided - EV2                                      *** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA     2           *** (OPEN) Check Restated Loan Designation Match - QM / ATR: Ability to Repay / Qualified Mortgage (Dodd-Frank 2014): The initial Loan Designation provided did not match, however, the updated Loan Designation of Safe Harbor QM matches the Due Diligence Loan Designation of Safe Harbor QM. -    *** (OPEN) Check Restated Loan Designation Match - QM / ATR: Ability to Repay / Qualified Mortgage (Dodd-Frank 2014): The initial Loan Designation provided did not match,        B           B           Yes      No                   CA    4/XX/2016    Refinance     Primary     XXX        $XXX                  Temporary    Safe Harbor
                                                          *** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most   disaster.                                                                                                                   EV2                                                                                                                                                                                                                                                                                                   however, the updated Loan Designation of Safe Harbor QM matches the Due Diligence Loan Designation of Safe Harbor QM.                                                                                                                                                                                                 SHQM         QM
                                                          recent FEMA disaster. - EV1                                                                       COMMENT: 2022/XX/09: No updated appraisal report received since FEMA disaster                                               *** (OPEN) ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/04/XX/2016) - EV2               COMMENT: 2023/XX/19: Loan designation was restated by client.                                                                                                                                                                                                                                                         (GSE/Agency
                                                                                                                                                                                                                                                                                        *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2             *** (OPEN) ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each                                                                                                                                     Eligible)
                                                                                                                                                                                                                                                                                        *** (OPEN) TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (Initial/04/XX/2016) - EV2                                                                      valuation to applicant three (3) business days prior to consummation. (Type:Primary/04/XX/2016)
                                                                                                                                                                                                                                                                                        *** (CLEARED) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due Diligence Loan Designation of Safe Harbor QM. - EV1                                                                     COMMENT: 2022/XX/09: Missing from documents
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              *** (OPEN) TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (Initial/04/XX/2016)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              COMMENT: 2022/XX/09: Document provided day of closing
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              *** (CLEARED) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              Diligence Loan Designation of Safe Harbor QM.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              COMMENT: 2023/XX/19: This appears to be due to Clues approval and is not agency salable
3314254027 XXX       XXX       XXX       2        2       *** (OPEN) Missing Document: Fraud Report not provided - EV2                                      *** (OPEN) Refi Purpose reflects Rate/Term and cash out greater than the lesser of 2% of the loan amount or     2           *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2                                                                                                                          *** (CLEARED) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due     B           B           Yes      No                   CA    3/XX/2016    Refinance     Primary     XXX        $XXX                  Safe Harbor  Safe Harbor
                                                          *** (OPEN) Refi Purpose reflects Rate/Term and cash out greater than the lesser of 2% of the loan $XXX.                                                                                                                       *** (CLEARED) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due Diligence Loan Designation of Safe Harbor QM. - EV1                                                                     Diligence Loan Designation of Safe Harbor QM.                                                                                                                                                                                                                                                                         QM           QM
                                                          amount or $XXX. - EV2                                                                             COMMENT: 2023/XX/30: The latest Closing Disclosure 3/XX/2016 does not indicate a mortgage being paid off and                *** (CLEARED) Check Restated Loan Designation Match - QM / ATR: Ability to Repay / Qualified Mortgage (Dodd-Frank 2014): The initial Loan Designation provided did not match, however, the updated Loan Designation of Safe Harbor QM matches the Due Diligence Loan Designation of Safe Harbor QM. - COMMENT: 2022/XX/03: The latest Closing Disclosure 3/XX/2016 does not indicate a mortgage being paid off and borrower receiving $XXX at closing for a rate and term refinance.
                                                          *** (OPEN) Transaction Error: Outstanding liens were not paid at closing.: Date Issued:           borrower receiving $XXX at closing for a rate and term refinance.                                                           EV1                                                                                                                                                                                                                                                                                                   Corrected Final Closing Disclosure to be provided.
                                                          03/XX/2016 - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    *** (CLEARED) Check Restated Loan Designation Match - QM / ATR: Ability to Repay / Qualified Mortgage (Dodd-Frank 2014): The initial Loan Designation provided did not match,
                                                          *** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most                                                                                                                                                                                                                                                                                                                                                                                                                                     however, the updated Loan Designation of Safe Harbor QM matches the Due Diligence Loan Designation of Safe Harbor QM.
                                                          recent FEMA disaster. - EV1                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         COMMENT: 2023/XX/19: Loan designation was restated by client.
2919015634 XXX       XXX       XXX       3        3       *** (OPEN) FEMA Disaster Issue: Property is located in a FEMA Disaster area and has not been                                                                                                                      2           *** (OPEN) 2011 TIL-MDIA - Introductory Escrow Payment Inaccurate: Truth in Lending Act (MDIA 2011):  The amount of taxes and insurance, including any mortgage insurance, on the Final TIL does not match the amount of taxes and insurance, including any mortgage insurance, for the loan. - EV2                                                                                                                                                                                     B           B           Yes      Yes       Final HUD1 NY    1/XX/2015    Refinance     Primary     XXX        $XXX                  Temporary    Temporary
                                                          inspected. - EV3                                                                                                                                                                                                              *** (OPEN) 2011 TIL-MDIA Rate-Payment Summary Table - Introductory Total Payment (PITI) Inaccurate: Truth in Lending Act (MDIA 2011):  Total payment amount (PITI) on the Final TIL does not match the total payment amount for the loan. - EV2                                                                                                                                                                                                                                                                                                                                                                             SHQM         SHQM
                                                          *** (OPEN) Missing Document: Fraud Report not provided - EV3                                                                                                                                                                  *** (OPEN) RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges. - EV2                                                                                                                                                                                                                                                                                                                                                                               (GSE/Agency  (GSE/Agency
                                                                                                                                                                                                                                                                                        *** (OPEN) RESPA -  Initial Escrow Account statement Inaccurate: RESPA: Initial escrow account statement does not match charges on HUD-1/Final Closing Disclosure. - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                                    Eligible)    Eligible)
3572986721 XXX       XXX       XXX       2        1                                                                                                                                                                                                                         2           *** (OPEN) RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges. - EV2                                                                                                                                                                                                                                           B           B           Yes      Yes       Final HUD1 NC    10/XX/2015   Purchase      Primary     XXX        $XXX                  Temporary    Temporary
                                                                                                                                                                                                                                                                                        *** (OPEN) RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet. - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                                                      SHQM         SHQM
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    (GSE/Agency  (GSE/Agency
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Eligible)    Eligible)
3177168488 XXX       XXX       XXX       3        3       *** (OPEN) Missing Document: Fraud Report not provided - EV3                                      *** (OPEN) The verification of employment is not within 10 business days of the Note.: Borrower: XXX //         2           *** (OPEN) TRID Final Closing Disclosure Escrowed Property Costs Year 1 - Pre October 2018 Test: TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Escrowed Property Costs over Year 1 of $XXX on Final Closing Disclosure provided on 07/XX/2017 not accurate. (Final/07/XX/2017) - EV2 *** (OPEN) TRID Final Closing Disclosure Escrowed Property Costs Year 1 - Pre October 2018 Test: TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Escrowed Property B           B           Yes      No                   PA    7/XX/2017    Refinance     Primary     XXX        $XXX                  Temporary    Temporary
                                                          *** (OPEN) The verification of employment is not within 10 business days of the Note.: Borrower:  Employment Type: Employment / Income Type: Wages / Start Date: 01/XX/2013                                                   *** (OPEN) TRID Final Closing Disclosure Non Escrowed Property Costs Year 1: TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Non-Escrowed Property Costs over Year 1 of $XXX on Final Closing Disclosure provided on 07/XX/2017 not accurate. (Final/07/XX/2017) - EV2                 Costs over Year 1 of $XXX on Final Closing Disclosure provided on 07/XX/2017 not accurate. (Final/07/XX/2017)                                                                                                                                                                                                         SHQM         SHQM
                                                          XXX // Employment Type: Employment / Income Type: Wages / Start Date: 01/XX/2013 - EV3            COMMENT: 2022/XX/22: Missing vvoe dated within 10 business days of the Note date.                                           *** (OPEN) TRID Final Closing Disclosure Property Taxes Included In Escrow: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on 07/XX/2017 incorrectly disclosed whether property taxes are included in escrow. (Final/07/XX/2017) - EV2                      COMMENT: 2022/XX/22: Page 1 of the final and PCCD states some taxes will be escrowed, however no escrows collected on page 2 of the CD.                                                                                                                                                                               (GSE/Agency  (GSE/Agency
                                                          *** (OPEN) The verification of employment is required and was not found in file.: Borrower: XXX                                                                                                                               *** (OPEN) TRID Final Closing Disclosure Will Have Escrow Account: TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on 07/XX/2017 incorrectly disclosed whether the loan will have an escrow account. (Final/07/XX/2017) - EV2                                  *** (OPEN) TRID Final Closing Disclosure Non Escrowed Property Costs Year 1: TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Non-Escrowed Property Costs over Year                                                                                                                                     Eligible)    Eligible)
                                                          // Employment Type: Employment / Income Type: Wages / Start Date: 01/XX/2013 - EV3                                                                                                                                            *** (OPEN) TRID Final Closing Disclosure Will Not Have Escrow Account: TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on 07/XX/2017 incorrectly disclosed whether the loan will have an escrow account. (Final/07/XX/2017) - EV2                              1 of $XXX on Final Closing Disclosure provided on 07/XX/2017 not accurate. (Final/07/XX/2017)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              COMMENT: 2022/XX/22: Page 1 of the final and PCCD states some taxes will be escrowed, however no escrows collected on page 2 of the CD.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              *** (OPEN) TRID Final Closing Disclosure Property Taxes Included In Escrow: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              07/XX/2017 incorrectly disclosed whether property taxes are included in escrow. (Final/07/XX/2017)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              COMMENT: 2022/XX/22: Page 1 of the final and PCCD states some taxes will be escrowed, however no escrows collected on page 2 of the CD.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              *** (OPEN) TRID Final Closing Disclosure Will Have Escrow Account: TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on 07/XX/2017 incorrectly disclosed whether the loan will have an escrow account. (Final/07/XX/2017)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              COMMENT: 2022/XX/22: Page 1 of the final and PCCD states some taxes will be escrowed, however no escrows collected on page 2 of the CD.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              *** (OPEN) TRID Final Closing Disclosure Will Not Have Escrow Account: TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on 07/XX/2017 incorrectly disclosed whether the loan will have an escrow account. (Final/07/XX/2017)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              COMMENT: 2022/XX/22: Page 1 of the final and PCCD states some taxes will be escrowed, however no escrows collected on page 2 of the CD.
3578201809 XXX       XXX       XXX       3        3       *** (OPEN) Missing Document: Fraud Report not provided - EV3                                                                                                                                                      1                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                   A           A           Yes      No                   ME    4/XX/2018    Refinance     Primary     XXX        $XXX                  Temporary    Temporary
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    SHQM         SHQM
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    (GSE/Agency  (GSE/Agency
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Eligible)    Eligible)
3712455005 XXX       XXX       XXX       3        3       *** (OPEN) Asset documentation requirements not met. - EV3                                        *** (OPEN) Asset documentation requirements not met.                                                            3           *** (OPEN) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due Diligence Loan Designation of ATR Fail. - EV3                                                                              *** (OPEN) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due        C           C           Yes      No                   CA    12/XX/2018   Purchase      Primary     XXX        $XXX                  Temporary    ATR Fail
                                                          *** (OPEN) AUS Findings: Investor qualifying total debt ratio discrepancy. - EV3                  COMMENT: 2022/XX/23: Missing asset documentation.                                                                           *** (OPEN) General Ability To Repay Provision Employment - W-2: Ability to Repay (Dodd-Frank 2014): Unable to verify current Wages/W-2 employment status using reasonably reliable third-party records. (XXX XXX/Wages) - EV3                                                                         Diligence Loan Designation of ATR Fail.                                                                                                                                                                                                                                                                               SHQM
                                                          *** (OPEN) AUS Findings: Qualifying asset balance discrepancy. - EV3                              *** (OPEN) AUS Findings: Investor qualifying total debt ratio discrepancy.                                                  *** (OPEN) General Ability To Repay Provision Employment - W-2: Ability to Repay (Dodd-Frank 2014): Unable to verify current Wages/W-2 employment status using reasonably reliable third-party records. (XXX XXX/Wages) - EV3                                                                         COMMENT: 2022/XX/23: A YTD Paystub, and prior year W2 or a WVOE as required by the AUS are missing as well as all required assets documentation and the loan is water falling to                                                                                                                                      (GSE/Agency
                                                          *** (OPEN) Available for Closing is insufficient to cover Cash From Borrower. - EV3               COMMENT: 2022/XX/23: The Lender used future rent from the departing residence to qualify, a copy of the                     *** (OPEN) General Ability To Repay Provision Income and Assets - Wages: Ability to Repay (Dodd-Frank 2014):  Unable to verity income due to, missing  W-2, Paystub, LES, ETS or WVOE. (XXX XXX/Wages) - EV3                                                                                          ATR/QM standard documentation requirements.                                                                                                                                                                                                                                                                           Eligible)
                                                          *** (OPEN) Income Docs Missing:: Borrower: XXX, Borrower: XXX - EV3                               security deposit, lease agreement and Appraisal showing adequate equity are missing.  Using the lower income                *** (OPEN) General Ability To Repay Provision Income and Assets - Wages: Ability to Repay (Dodd-Frank 2014):  Unable to verity income due to, missing  W-2, Paystub, LES, ETS or WVOE. (XXX XXX/Wages) - EV3                                                                                          *** (OPEN) General Ability To Repay Provision Employment - W-2: Ability to Repay (Dodd-Frank 2014): Unable to verify current Wages/W-2 employment status using reasonably
                                                          *** (OPEN) Income documentation requirements not met. - EV3                                       without departing rent brings the DTI out of tolerance.                                                                     *** (OPEN) General Ability To Repay Provision Investor Guidelines: Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or more guideline components, the loan is at ATR risk. - EV3                                                                                                     reliable third-party records. (XXX XXX/Wages)
                                                          *** (OPEN) Insufficient Coverage: Hazard insurance coverage amount is insufficient. - EV3         *** (OPEN) AUS Findings: Qualifying asset balance discrepancy.                                                              *** (OPEN) General ATR Provision Investor and Non QM DTIs don't match and both significantly exceed Guidelines: Ability to Repay (Dodd-Frank 2014): The DTIs calculated in accordance with the Lenders Guidelines of 59.35903% and based on 1026.43(c)(5) of 59.36% significantly exceed the          COMMENT: 2022/XX/23: A YTD Paystub, and prior year W2 or a WVOE as required by the AUS are missing as well as all required assets documentation and the loan is water falling to
                                                          *** (OPEN) Missing Document: Account Statements - Personal not provided - EV3                     COMMENT: 2022/XX/23: The most recent two months bank statements from Honda FCU checking account, a gift letter              guideline maximum of 42.40%. (DTI Exception requires compelling compensating factors to consider regrading to EV2-B.) - EV3                                                                                                                                                                           ATR/QM standard documentation requirements.
                                                          *** (OPEN) Missing Document: Fraud Report not provided - EV3                                      and evidence of transfer of gift funds as required by the AUS are missing.                                                  *** (OPEN) QM DTI: Qualified Mortgage (Dodd-Frank 2014): Total Debt to Income Ratio exceeds 43% and the images do not provide evidence loan is eligible for purchase, guarantee or insurance by the appropriate agency. - EV3                                                                         *** (OPEN) General Ability To Repay Provision Employment - W-2: Ability to Repay (Dodd-Frank 2014): Unable to verify current Wages/W-2 employment status using reasonably
                                                          *** (OPEN) Missing Document: Gift Letter not provided - EV3                                       *** (OPEN) Available for Closing is insufficient to cover Cash From Borrower.                                               *** (OPEN) QM Points and Fees: Qualified Mortgage (Dodd Frank 2014): Points and Fees on subject loan of 3.33391% is in excess of the allowable maximum of  3.00000% of the Federal Total Loan Amount. Points and Fees total $XXX on a Federal Total Loan Amount of $XXX vs. an allowable total of     reliable third-party records. (XXX XXX/Wages)
                                                          *** (OPEN) Missing Document: Purchase Agreement / Sales Contract not provided - EV3               COMMENT: 2022/XX/23: The most recent two months bank statements from Honda FCU checking account, a gift letter              $XXX (an overage of $XXX or .33391%). - EV3                                                                                                                                                                                                                                                           COMMENT: 2022/XX/23: A YTD Paystub, and prior year W2 or a WVOE as required by the AUS are missing as well as all required assets documentation and the loan is water falling to
                                                          *** (OPEN) REO Documents are missing.: Address: XXX, CA - EV3                                     and evidence of transfer of gift funds as required by the AUS are missing.                                                  *** (OPEN) Wages Documentation: Qualified Mortgage (Dodd-Frank 2014):  Unable to verity income due to, missing  W-2, Paystub, LES, ETS or WVOE. (XXX XXX/Wages) - EV3                                                                                                                                 ATR/QM standard documentation requirements.
                                                          *** (OPEN) The verification of employment is not within 10 business days of the Note.: Borrower:  *** (OPEN) Income Docs Missing:: Borrower: XXX, Borrower: XXX                                                               *** (OPEN) Wages Documentation: Qualified Mortgage (Dodd-Frank 2014):  Unable to verity income due to, missing  W-2, Paystub, LES, ETS or WVOE. (XXX XXX/Wages) - EV3                                                                                                                                 *** (OPEN) General Ability To Repay Provision Income and Assets - Wages: Ability to Repay (Dodd-Frank 2014):  Unable to verity income due to, missing  W-2, Paystub, LES, ETS or
                                                          XXX // Employment Type: Employment / Income Type: Wages / Start Date: 10/XX/1991 - EV3            COMMENT: 2022/XX/23: A YTD Paystub, and prior year W2 or a WVOE as required by the AUS are missing.                         *** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing. - EV2                                                                  WVOE. (XXX XXX/Wages)
                                                          *** (OPEN) The verification of employment is not within 10 business days of the Note.: Borrower:  *** (OPEN) Income documentation requirements not met.                                                                       *** (OPEN) ECOA Appraisal Disclosure - ECOA Status: ECOA - File does not evidence the consumer was provided with the right to receive a copy of the Appraisal Disclosure. - EV2                                                                                                                       COMMENT: 2022/XX/23: A YTD Paystub, and prior year W2 or a WVOE as required by the AUS are missing as well as all required assets documentation and the loan is water falling to
                                                          XXX // Employment Type: Employment / Income Type: Wages / Start Date: 06/XX/2008 - EV3            COMMENT: 2022/XX/10: A YTD Paystub, and prior year W2 or a WVOE as required by the AUS are missing.                         *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2018 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2                     ATR/QM standard documentation requirements.
                                                          *** (OPEN) The verification of employment is required and was not found in file.: Borrower: XXX   *** (OPEN) Insufficient Coverage: Hazard insurance coverage amount is insufficient.                                         *** (OPEN) NMLS - Missing Evidence of Initial Loan Application Date: Truth in Lending Act (NMLSR Dodd- Frank 2014): Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date. - EV2                                                     *** (OPEN) General Ability To Repay Provision Income and Assets - Wages: Ability to Repay (Dodd-Frank 2014):  Unable to verity income due to, missing  W-2, Paystub, LES, ETS or
                                                          // Employment Type: Employment / Income Type: Wages / Start Date: 10/XX/1991 - EV3                COMMENT: 2022/XX/10: SitusAMC uses FannieMae's definition of acceptable coverage. Fannie Mae requires coverage              *** (OPEN) QM Employment History - Current Employment Documentation lacks Date Info: Qualified Mortgage (Dodd-Frank 2014): Missing Employment Dates to verify two years current employment. (XXX/9904277) - EV2                                                                                       WVOE. (XXX XXX/Wages)
                                                          *** (OPEN) The verification of employment is required and was not found in file.: Borrower: XXX   equal to the lesser of the following:                                                                                       *** (OPEN) QM Employment History - Current Employment Documentation lacks Date Info: Qualified Mortgage (Dodd-Frank 2014): Missing Employment Dates to verify two years current employment. (XXX/9904276) - EV2                                                                                       COMMENT: 2022/XX/23: A YTD Paystub, and prior year W2 or a WVOE as required by the AUS are missing as well as all required assets documentation and the loan is water falling to
                                                          // Employment Type: Employment / Income Type: Wages / Start Date: 06/XX/2008 - EV3                100% of the insurable value of the improvements, as established by the property insurer; or the unpaid                      *** (OPEN) RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List of Homeownership Counseling Organizations to borrower. - EV2                                                                             ATR/QM standard documentation requirements.
                                                          *** (OPEN) Verification(s) of employment is not within 10 business days of the Note.: Borrower:   principal balance of the mortgage, as long as it at least equals the minimum amount-80% of the insurable value              *** (OPEN) TILA-RESPA Integrated Disclosure: application date on or after 10/XX/2015, no Loan Estimates in the Loan File: TILA-RESPA Integrated Disclosure: Loan Estimate not provided within loan images to evidence delivery to the Borrower(s).  The earliest Closing Disclosure provided in the   *** (OPEN) General Ability To Repay Provision Investor Guidelines: Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or more guideline components, the loan is at
                                                          XXX // Employment Type: Employment / Income Type: Wages / Start Date: 06/XX/2008 - EV3            of the improvements-required to compensate for damage or loss on a replacement cost basis. If it does not, then             loan file was used as the estimated baseline for Tolerance Testing.  Depending on the actual values on the initial Loan Estimate, a fee tolerance cure of up to $XXX may be required. - EV2                                                                                                           ATR risk.
                                                          *** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most   coverage that does provide the minimum required amount must be obtained.                                                    *** (OPEN) TRID Final Closing Disclosure No Seller Paid Fees Primary Residence First Lien: TRID Final Closing Disclosure 12/XX/2018 on a first lien purchase transaction did not disclose any Seller paid fees/charges on page 2. (Points and Fees testing limited to Borrower paid fees.)            COMMENT: 2022/XX/23: A YTD Paystub, and prior year W2 or a WVOE as required by the AUS are missing as well as all required assets documentation and the loan is water falling to
                                                          recent FEMA disaster. - EV1                                                                       *** (OPEN) The verification of employment is not within 10 business days of the Note.: Borrower: XXX //                     (Final/12/XX/2018) - EV2                                                                                                                                                                                                                                                                              ATR/QM standard documentation requirements.
                                                                                                                                                            Employment Type: Employment / Income Type: Wages / Start Date: 10/XX/1991                                                   *** (OPEN) TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (Final/12/XX/2018) - EV2                                                                        *** (OPEN) General ATR Provision Investor and Non QM DTIs don't match and both significantly exceed Guidelines: Ability to Repay (Dodd-Frank 2014): The DTIs calculated in
                                                                                                                                                            COMMENT: 2022/XX/23: Missing VVOE dated within 10 business days of the Note date.                                           *** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV1                                                                                                                                                                                                                                      accordance with the Lenders Guidelines of 59.35903% and based on 1026.43(c)(5) of 59.36% significantly exceed the guideline maximum of 42.40%. (DTI Exception requires compelling
                                                                                                                                                            *** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA                 *** (CURED) TRID Zero Percent Tolerance Violation With Sufficient Cure - 1026.19(f)(2) Cure: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points.  Fee Amount of $XXX exceeds tolerance of $XXX.  Sufficient or excess cure was provided to the borrower.  compensating factors to consider regrading to EV2-B.)
                                                                                                                                                            disaster.                                                                                                                   (7200) - EV1                                                                                                                                                                                                                                                                                          COMMENT: 2022/XX/23: A YTD Paystub, and prior year W2 or a WVOE as required by the AUS are missing as well as all required assets documentation and the loan is water falling to
                                                                                                                                                            COMMENT: 2022/XX/23: Most Recent Valuation Inspection Date: XX/XX/XXXX                                                                                                                                                                                                                                                                                                                                                            ATR/QM standard documentation requirements.
                                                                                                                                                            Disaster End Date: XX/XX/XXXX                                                                                                                                                                                                                                                                                                                                                                                                     *** (OPEN) QM DTI: Qualified Mortgage (Dodd-Frank 2014): Total Debt to Income Ratio exceeds 43% and the images do not provide evidence loan is eligible for purchase, guarantee
                                                                                                                                                            Disaster Name: XXX                                                                                                                                                                                                                                                                                                                                                                                                                or insurance by the appropriate agency.
                                                                                                                                                            Disaster Declaration Date: XX/XX/XXXX                                                                                                                                                                                                                                                                                                                                                                                             COMMENT: 2022/XX/23: A YTD Paystub, and prior year W2 or a WVOE as required by the AUS are missing as well as all required assets documentation and the loan is water falling to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              ATR/QM standard documentation requirements.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              *** (OPEN) QM Points and Fees: Qualified Mortgage (Dodd Frank 2014): Points and Fees on subject loan of 3.33391% is in excess of the allowable maximum of  3.00000% of the
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              Federal Total Loan Amount. Points and Fees total $XXX on a Federal Total Loan Amount of $XXX vs. an allowable total of $XXX (an overage of $XXX or .33391%).
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              COMMENT: 2022/XX/23: Loan failed QM Points and fees Testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              *** (OPEN) Wages Documentation: Qualified Mortgage (Dodd-Frank 2014):  Unable to verity income due to, missing  W-2, Paystub, LES, ETS or WVOE. (XXX XXX/Wages)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              COMMENT: 2022/XX/23: A YTD Paystub, and prior year W2 or a WVOE as required by the AUS are missing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              *** (OPEN) Wages Documentation: Qualified Mortgage (Dodd-Frank 2014):  Unable to verity income due to, missing  W-2, Paystub, LES, ETS or WVOE. (XXX XXX/Wages)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              COMMENT: 2022/XX/23: A YTD Paystub, and prior year W2 or a WVOE as required by the AUS are missing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              *** (OPEN) ECOA Appraisal Disclosure - ECOA Status: ECOA - File does not evidence the consumer was provided with the right to receive a copy of the Appraisal Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              COMMENT: 2022/XX/23: File does not evidence the consumer was provided with the right to receive a copy of the Appraisal Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              *** (OPEN) QM Employment History - Current Employment Documentation lacks Date Info: Qualified Mortgage (Dodd-Frank 2014): Missing Employment Dates to verify two years current employment. (XXX/9904277)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              COMMENT: 2022/XX/23: A YTD Paystub, and prior year W2 or a WVOE as required by the AUS are missing and the loan is water falling to ATR/QM standard documentation requirements.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              *** (OPEN) QM Employment History - Current Employment Documentation lacks Date Info: Qualified Mortgage (Dodd-Frank 2014): Missing Employment Dates to verify two years current employment. (XXX/9904276)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              COMMENT: 2022/XX/23: A YTD Paystub, and prior year W2 or a WVOE as required by the AUS are missing and the loan is water falling to ATR/QM standard documentation requirements.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              *** (OPEN) TILA-RESPA Integrated Disclosure: application date on or after 10/XX/2015, no Loan Estimates in the Loan File: TILA-RESPA Integrated Disclosure: Loan Estimate not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              provided within loan images to evidence delivery to the Borrower(s).  The earliest Closing Disclosure provided in the loan file was used as the estimated baseline for Tolerance
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              Testing.  Depending on the actual values on the initial Loan Estimate, a fee tolerance cure of up to $XXX may be required.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              COMMENT: 2022/XX/23: Evidence a LE was provided to the Borrower within three days of application is missing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              *** (OPEN) TRID Final Closing Disclosure No Seller Paid Fees Primary Residence First Lien: TRID Final Closing Disclosure 12/XX/2018 on a first lien purchase transaction did not disclose any Seller paid fees/charges on page 2. (Points and Fees testing limited to Borrower paid fees.) (Final/12/XX/2018)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              COMMENT: 2022/XX/23: Seller paid fees not disclosed on final CD.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              *** (OPEN) TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (Final/12/XX/2018)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              COMMENT: 2022/XX/23: Evidence of when the initial CD was provided to the Borrower is missing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              *** (OPEN) Missing Document: Missing Lender's Initial 1003
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              COMMENT: 2022/XX/10: The initial 1003 provided is not signed and dated by the borrower or the loan originator.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              *** (CURED) TRID Zero Percent Tolerance Violation With Sufficient Cure - 1026.19(f)(2) Cure: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              Discount Points.  Fee Amount of $XXX exceeds tolerance of $XXX.  Sufficient or excess cure was provided to the borrower. (7200)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              COMMENT: 2022/XX/10: A cure was not disclosed and evidence that a valid COC was provided to the Borrower is missing.
3680756300 XXX       XXX       XXX       3        3       *** (OPEN) Missing Document: Fraud Report not provided - EV3                                                                                                                                                      2           *** (OPEN) Minnesota Residential Mortgage Originator and Servicer Licensing Act (Ability to Repay not Verified): Minnesota Residential Mortgage Originator and Servicer Licensing Act Borrower's ability to repay not verified with reliable documentation. - EV2                                     *** (OPEN) TILA NMLSR - Individual Originator NMLS information on documents does not match NMLS website: Truth in Lending Act (NMLSR Dodd- Frank 2014): Individual Loan           B           B           Yes      Yes       Final HUD1 MN    3/XX/2014    Refinance     Primary     XXX        $XXX                  Temporary    Temporary
                                                          *** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most                                                                                                                               *** (OPEN) TILA NMLSR - Individual Originator NMLS information on documents does not match NMLS website: Truth in Lending Act (NMLSR Dodd- Frank 2014): Individual Loan Originator NMLSR information on loan documents does not match NMLSR. - EV2                                                    Originator NMLSR information on loan documents does not match NMLSR.                                                                                                                                                                                                                                                  SHQM         SHQM
                                                          recent FEMA disaster. - EV1                                                                                                                                                                                                   *** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV1                                                                                                                                                                                                                                      COMMENT: 2022/XX/29: Loan Originator cannot be located by name or MLO license number listed on the 1003.                                                                                                                                                                                                              (GSE/Agency  (GSE/Agency
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Eligible)    Eligible)
2861961028 XXX       XXX       XXX       2        1                                                                                                                                                                                                                         2           *** (OPEN) Check Restated Loan Designation Match - QM / ATR: Ability to Repay / Qualified Mortgage (Dodd-Frank 2014): The initial Loan Designation provided did not match, however, the updated Loan Designation of Temporary HPQM (GSE/Agency Eligible) matches the Due Diligence Loan Designation   *** (OPEN) Check Restated Loan Designation Match - QM / ATR: Ability to Repay / Qualified Mortgage (Dodd-Frank 2014): The initial Loan Designation provided did not match,        B           B           Yes      No                   VA    5/XX/2018    Purchase      Primary     XXX        $XXX                  Temporary    Temporary
                                                                                                                                                                                                                                                                                        of Temporary HPQM (GSE/Agency Eligible). - EV2                                                                                                                                                                                                                                                        however, the updated Loan Designation of Temporary HPQM (GSE/Agency Eligible) matches the Due Diligence Loan Designation of Temporary HPQM (GSE/Agency Eligible).                                                                                                                                                     SHQM         HPQM
                                                                                                                                                                                                                                                                                        *** (OPEN) TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $XXX exceeds tolerance of $XXX plus 10% or $XXX.  Insufficient or no cure was provided to the borrower. (0) - EV2             COMMENT: 2023/XX/16: Loan designation was restated by client.                                                                                                                                                                                                                                                         (GSE/Agency  (GSE/Agency
                                                                                                                                                                                                                                                                                        *** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (8304) - EV2         *** (OPEN) TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $XXX                                                                                                                                          Eligible)    Eligible)
                                                                                                                                                                                                                                                                                        *** (CLEARED) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due Diligence Loan Designation of Temporary HPQM (GSE/Agency Eligible). - EV1                                               exceeds tolerance of $XXX plus 10% or $XXX.  Insufficient or no cure was provided to the borrower. (0)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              COMMENT: 2022/XX/04: No COC or cure provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              *** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax.  Fee
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (8304)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              COMMENT: 2022/XX/04: No COC or cure provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              *** (CLEARED) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              Diligence Loan Designation of Temporary HPQM (GSE/Agency Eligible).
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              COMMENT: 2023/XX/16: APR exceeds tolerance.
3394965902 XXX       XXX       XXX       3        3       *** (OPEN) Available for Closing is insufficient to cover Cash From Borrower. - EV3               *** (OPEN) Income documentation requirements not met.                                                           3           *** (OPEN) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due Diligence Loan Designation of ATR Fail. - EV3                                                                              *** (OPEN) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due        C           C           Yes      Yes       Final HUD1 CA    5/XX/2014    Refinance     Primary     XXX        $XXX                  Temporary    ATR Fail
                                                          *** (OPEN) Employment was not verified within 10 days of the note date.: Borrower: XXX //         COMMENT: 2022/XX/22: Missing VVOE required for Harp.                                                                        *** (OPEN) General Ability To Repay Provision Credit History: Ability to Repay (Dodd-Frank 2014): Unable to verify debt obligations using reasonably reliable third-party records. - EV3                                                                                                              Diligence Loan Designation of ATR Fail.                                                                                                                                                                                                                                                                               SHQM
                                                          Employment Type: Employment / Income Type: Wages / Start Date: 05/XX/2007, Borrower: XXX //       *** (OPEN) The verification of employment is not within 10 business days of the Note.: Borrower: XXX //                     *** (OPEN) General Ability To Repay Provision Employment - W-2: Ability to Repay (Dodd-Frank 2014): Unable to verify current Wages/W-2 employment status using reasonably reliable third-party records. (XXX XXX/Wages) - EV3                                                                         COMMENT: 2022/XX/22: Loan is failing QM testing due to missing VVOE, for HARP loan.  Loan is waterfalling to standard QM/ATR documentation requirements.                                                                                                                                                              (GSE/Agency
                                                          Employment Type: Employment / Income Type: Wages / Start Date: 05/XX/2005, Borrower: XXX //       Employment Type: Employment / Income Type: Wages / Start Date: 05/XX/2005                                                   *** (OPEN) General Ability To Repay Provision Employment - W-2: Ability to Repay (Dodd-Frank 2014): Unable to verify current Wages/W-2 employment status using reasonably reliable third-party records. (XXX XXX/Wages) - EV3                                                                         *** (OPEN) General Ability To Repay Provision Credit History: Ability to Repay (Dodd-Frank 2014): Unable to verify debt obligations using reasonably reliable third-party                                                                                                                                             Eligible)
                                                          Employment Type: Employment / Income Type: Wages / Start Date: 05/XX/2000 - EV3                   COMMENT: 2022/XX/22: Missing VVOE dated within 10 business days of the Note date.                                           *** (OPEN) General Ability To Repay Provision Employment - W-2: Ability to Repay (Dodd-Frank 2014): Unable to verify current Wages/W-2 employment status using reasonably reliable third-party records. (XXX XXX/Wages) - EV3                                                                         records.
                                                          *** (OPEN) Income documentation requirements not met. - EV3                                       *** (OPEN) The verification of employment is required and was not found in file.: Borrower: XXX // Employment               *** (OPEN) General Ability To Repay Provision Income and Assets - Wages: Ability to Repay (Dodd-Frank 2014):  Unable to verity income due to, missing  W-2, Paystub, LES, ETS or WVOE. (XXX XXX/Wages) - EV3                                                                                          COMMENT: 2022/XX/22: The loan is failing Temp SHQM due to missing the VVOE. Missing credit report required per SHQM requirements.
                                                          *** (OPEN) Missing Document: Fraud Report not provided - EV3                                      Type: Employment / Income Type: Wages / Start Date: 05/XX/2000                                                              *** (OPEN) General Ability To Repay Provision Income and Assets - Wages: Ability to Repay (Dodd-Frank 2014):  Unable to verity income due to, missing  W-2, Paystub, LES, ETS or WVOE. (XXX XXX/Wages) - EV3                                                                                          *** (OPEN) General Ability To Repay Provision Employment - W-2: Ability to Repay (Dodd-Frank 2014): Unable to verify current Wages/W-2 employment status using reasonably
                                                          *** (OPEN) No evidence of fraud report in file: Credit Report: Original // Borrower: XXX, Credit  COMMENT: 2022/XX/02: Missing VVOE's.                                                                                        *** (OPEN) General Ability To Repay Provision Income and Assets - Wages: Ability to Repay (Dodd-Frank 2014):  Unable to verity income due to, missing  W-2, Paystub, LES, ETS or WVOE. (XXX XXX/Wages) - EV3                                                                                          reliable third-party records. (XXX XXX/Wages)
                                                          Report: Original // Borrower: XXX - EV3                                                           *** (OPEN) The verification of employment is required and was not found in file.: Borrower: XXX // Employment               *** (OPEN) Wages Documentation: Qualified Mortgage (Dodd-Frank 2014):  Unable to verity income due to, missing  W-2, Paystub, LES, ETS or WVOE. (XXX XXX/Wages) - EV3                                                                                                                                 COMMENT: 2022/XX/22: Loan is failing QM testing due to missing VVOE, for HARP loan.  Loan is waterfalling to standard QM/ATR documentation requirements.
                                                          *** (OPEN) The verification of employment is not within 10 business days of the Note.: Borrower:  Type: Employment / Income Type: Wages / Start Date: 05/XX/2007                                                              *** (OPEN) Wages Documentation: Qualified Mortgage (Dodd-Frank 2014):  Unable to verity income due to, missing  W-2, Paystub, LES, ETS or WVOE. (XXX XXX/Wages) - EV3                                                                                                                                 *** (OPEN) General Ability To Repay Provision Employment - W-2: Ability to Repay (Dodd-Frank 2014): Unable to verify current Wages/W-2 employment status using reasonably
                                                          XXX // Employment Type: Employment / Income Type: Wages / Start Date: 05/XX/2005 - EV3            COMMENT: 2022/XX/02: Missing VVOE's.                                                                                        *** (OPEN) Wages Documentation: Qualified Mortgage (Dodd-Frank 2014):  Unable to verity income due to, missing  W-2, Paystub, LES, ETS or WVOE. (XXX XXX/Wages) - EV3                                                                                                                                 reliable third-party records. (XXX XXX/Wages)
                                                          *** (OPEN) The verification of employment is required and was not found in file.: Borrower: XXX   *** (OPEN) The verification of employment is required and was not found in file.: Borrower: XXX // Employment               *** (OPEN) (Doc Error) Initial GFE not provided - EV2                                                                                                                                                                                                                                                 COMMENT: 2022/XX/22: Loan is failing QM testing due to missing VVOE, for HARP loan.  Loan is waterfalling to standard QM/ATR documentation requirements.
                                                          // Employment Type: Employment / Income Type: Wages / Start Date: 05/XX/2000 - EV3                Type: Employment / Income Type: Wages / Start Date: 05/XX/2005                                                              *** (OPEN) (Doc Error) TIL Error: TIL did not reflect the required verbiage - EV2                                                                                                                                                                                                                     *** (OPEN) General Ability To Repay Provision Employment - W-2: Ability to Repay (Dodd-Frank 2014): Unable to verify current Wages/W-2 employment status using reasonably
                                                          *** (OPEN) The verification of employment is required and was not found in file.: Borrower: XXX   COMMENT: 2022/XX/02: Missing VVOE's.                                                                                        *** (OPEN) ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Not Provided Timely: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide "Right to Receive a Copy" appraisal disclosure to applicant within three (3) business days of application or determination of first   reliable third-party records. (XXX XXX/Wages)
                                                          // Employment Type: Employment / Income Type: Wages / Start Date: 05/XX/2007 - EV3                                                                                                                                            lien status. - EV2                                                                                                                                                                                                                                                                                    COMMENT: 2022/XX/22: The loan is failing Temp SHQM due to missing the VVOE. Missing income documentation required to meet SHQM requirements.
                                                          *** (OPEN) The verification of employment is required and was not found in file.: Borrower: XXX                                                                                                                               *** (OPEN) QM Employment History - Current Employment Documentation lacks Date Info: Qualified Mortgage (Dodd-Frank 2014): Missing Employment Dates to verify two years current employment. (XXX/9902989) - EV2                                                                                       *** (OPEN) General Ability To Repay Provision Income and Assets - Wages: Ability to Repay (Dodd-Frank 2014):  Unable to verity income due to, missing  W-2, Paystub, LES, ETS or
                                                          // Employment Type: Employment / Income Type: Wages / Start Date: 05/XX/2005 - EV3                                                                                                                                            *** (OPEN) QM Employment History - Current Employment Documentation lacks Date Info: Qualified Mortgage (Dodd-Frank 2014): Missing Employment Dates to verify two years current employment. (XXX/9902988) - EV2                                                                                       WVOE. (XXX XXX/Wages)
                                                          *** (OPEN) Missing Document: Flood Certificate not provided - EV1                                                                                                                                                             *** (OPEN) RESPA -  Initial GFE Missing: RESPA: Initial GFE not provided to Borrower(s). - EV2                                                                                                                                                                                                        COMMENT: 2022/XX/22: Loan is failing QM testing due to missing VVOE, for HARP loan.  Loan is waterfalling to standard QM/ATR documentation requirements.
                                                                                                                                                                                                                                                                                        *** (OPEN) RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List of Homeownership Counseling Organizations to borrower. - EV2                                                                             *** (OPEN) General Ability To Repay Provision Income and Assets - Wages: Ability to Repay (Dodd-Frank 2014):  Unable to verity income due to, missing  W-2, Paystub, LES, ETS or
                                                                                                                                                                                                                                                                                        *** (OPEN) RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement to applicant within three (3) business days of application. - EV2                 WVOE. (XXX XXX/Wages)
                                                                                                                                                                                                                                                                                        *** (OPEN) TIL-MDIA - Initial TIL Missing: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not provided to the borrower. - EV2                                                                                                                                                           COMMENT: 2022/XX/22: Loan is failing QM testing due to missing VVOE, for HARP loan.  Loan is waterfalling to standard QM/ATR documentation requirements.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              *** (OPEN) General Ability To Repay Provision Income and Assets - Wages: Ability to Repay (Dodd-Frank 2014):  Unable to verity income due to, missing  W-2, Paystub, LES, ETS or
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              WVOE. (XXX XXX/Wages)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              COMMENT: 2022/XX/22: Loan is failing QM testing due to missing VVOE, for HARP loan.  Loan is waterfalling to standard QM/ATR documentation requirements.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              *** (OPEN) Wages Documentation: Qualified Mortgage (Dodd-Frank 2014):  Unable to verity income due to, missing  W-2, Paystub, LES, ETS or WVOE. (XXX XXX/Wages)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              COMMENT: 2022/XX/22: Loan is failing QM testing due to missing VVOE, for HARP loan.  Loan is waterfalling to standard QM/ATR documentation requirements.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              *** (OPEN) Wages Documentation: Qualified Mortgage (Dodd-Frank 2014):  Unable to verity income due to, missing  W-2, Paystub, LES, ETS or WVOE. (XXX XXX/Wages)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              COMMENT: 2022/XX/22: Loan is failing QM testing due to missing VVOE, for HARP loan.  Loan is waterfalling to standard QM/ATR documentation requirements.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              *** (OPEN) Wages Documentation: Qualified Mortgage (Dodd-Frank 2014):  Unable to verity income due to, missing  W-2, Paystub, LES, ETS or WVOE. (XXX XXX/Wages)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              COMMENT: 2022/XX/22: Loan is failing QM testing due to missing VVOE, for HARP loan.  Loan is waterfalling to standard QM/ATR documentation requirements.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              *** (OPEN) QM Employment History - Current Employment Documentation lacks Date Info: Qualified Mortgage (Dodd-Frank 2014): Missing Employment Dates to verify two years current employment. (XXX/9902989)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              COMMENT: 2022/XX/22: Loan is failing QM testing due to missing VVOE, for HARP loan.  Loan is waterfalling to standard QM/ATR documentation requirements.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              *** (OPEN) QM Employment History - Current Employment Documentation lacks Date Info: Qualified Mortgage (Dodd-Frank 2014): Missing Employment Dates to verify two years current employment. (XXX/9902988)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              COMMENT: 2022/XX/22: Loan is failing QM testing due to missing VVOE, for HARP loan.  Loan is waterfalling to standard QM/ATR documentation requirements.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              *** (OPEN) RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA Servicing Disclosure Rule: Creditor did not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              provide Servicing Disclosure Statement to applicant within three (3) business days of application.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              COMMENT: 2022/XX/22: Creditor did not provide Servicing Disclosure Statement to applicant within three (3) business days of application.
3645449270 XXX       XXX       XXX       2        1       *** (CLEARED) FEMA Disaster Issue: Property is located in a FEMA Disaster area and has not been   *** (CLEARED) FEMA Disaster Issue: Property is located in a FEMA Disaster area and has not been inspected.      2           *** (CURED) RESPA (2010) - 10% Tolerance With Cure: RESPA (2010): 10% tolerance violation with evidence of cure provided on Final HUD-1. - EV2                                                                                                                                                        *** (CLEARED) RESPA (2010) - 10% Tolerance With Cure: RESPA (2010): 10% tolerance violation with evidence of cure provided on Final HUD-1.                                        B           B           Yes      Yes       Final HUD1 UT    4/XX/2015    Refinance     Primary     XXX        $XXX                  Temporary    Temporary
                                                          inspected. - EV1                                                                                  COMMENT: 2020/XX/29: Unable to Determine FEMA Disaster Status due to missing Documentation. Please provide a                *** (CLEARED) RESPA (2010) - 10% Tolerance With Cure: RESPA (2010): 10% tolerance violation with evidence of cure provided on Final HUD-1. - EV1                                                                                                                                                      COMMENT: 2020/XX/29: The Provided Final HUD-1 Settlement Statement shows a Tolerance Cure Amount (Line 204) of $XXX which is insufficient to Cure the Total 10% Tolerance Fees                                                                                                                                        SHQM         SHQM
                                                          *** (CLEARED) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the     Post Disaster Inspection (PDI) dated after Disaster  Declaration Date of XX/XX/XXXX for the subject property                                                                                                                                                                                                                                                                                                                      Amount increase of $XXX. Please provide RESPA Cure Documentation for an additional $XXX to cure the Total 10% Tolerance Fee Amount.                                                                                                                                                                                   (GSE/Agency  (GSE/Agency
                                                          most recent FEMA disaster. - EV1                                                                  that is currently missing from the file to verify subject property was not affected by disaster.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        Eligible)    Eligible)
                                                          *** (CLEARED) Missing Document: Appraisal not provided - EV1                                      *** (CLEARED) Missing Document: Appraisal not provided
                                                                                                                                                            COMMENT: 2020/XX/29: Appraisal missing.  Lender indicates field review was completed missing from file.
2793660552 XXX       XXX       XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV1                                                                                                                                                             2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2                                                                                                                                                                                                       B           B           Yes      Yes       Final HUD1 CA    9/XX/2006    Refinance     Primary     XXX        $XXX
2998124143 XXX       XXX       XXX       1                *** (OPEN) Missing Document: Credit Report not provided - EV3                                                                                                                                                     1                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                   A           A           Yes      Yes       Final HUD1 CA    12/XX/2003   Refinance     Primary     XXX        $XXX
3101593224 XXX       XXX       XXX       2                *** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3                                                                                                                                           2           *** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2                                                                                                                                                                                                                                                                                                                                                               B           B           Yes      Yes       Final HUD1 FL    1/XX/2008    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                        *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
2833071900 XXX       XXX       XXX       2                                                                                                                                                                                                                                  2           *** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2                                                                                                                                                                                                                                                                                                                                                         B           B           Yes      Yes       Final HUD1 TX    3/XX/2004    Purchase      Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                        *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2
3460606675 XXX       XXX       XXX       2                *** (OPEN) FHA Informed  Consumer Choice Disclosure is missing.: Disclosure: FHA - Informed                                                                                                                       2           *** (OPEN) Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinance by a creditor that is not considered the original creditor. The H-9 form was used, the H-8 form                                                                                                                                                                                       B           B           Yes      Yes       Final HUD1 AL    1/XX/2004    Refinance     Primary     XXX        $XXX
                                                          Consumer Choice Disclosure (Government Documents) - EV3                                                                                                                                                                       should have been used. - EV2
                                                          *** (OPEN) Missing Document: FHA Case Number Assignment not provided - EV3                                                                                                                                                    *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                          *** (OPEN) Missing Document: FHA Mortgage Insurance Certificate not provided - EV3
3145052532 XXX       XXX       XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                     2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 05/XX/2004 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                                                                 B           B           Yes      No        HELOC      NY    5/XX/2004    Refinance     Primary     XXX        $XXX
                                                          *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien                                                                                                                                      *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                                                                                                             Agreement
                                                          Position: 1 - EV3                                                                                                                                                                                                             *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                          *** (OPEN) Missing Document: Missing Final 1003 - EV1                                                                                                                                                                         *** (OPEN) New York Prepayment Penalty Junior Lien: New York Prepayment Penalty: A prepayment penalty is not permissible on a subordinate lien loan. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower. - EV2
3581889275 XXX       XXX       XXX       2                                                                                                                                                                                                                                  2           *** (OPEN) RESPA (2010) - 10% Tolerance With Cure: RESPA (2010): 10% tolerance violation with evidence of cure provided on Final HUD-1. - EV2                                                                                                                                                                                                                                                                                                                                           B           B           No       Yes       Final HUD1 PA    6/XX/2013    Purchase      Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                        *** (OPEN) RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement to applicant within three (3) business days of application. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) SAFE Act - LO Company not licensed at time of application: Secure and Fair Enforcement for Mortgage Licensing Act: Loan Originator Organization not NMLS licensed or registered at time of application. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) TIL-MDIA 3-day Waiting Period - Corrected TIL for APR Inaccuracy Received Less than 3 Business Days from Consummation: Truth in Lending Act (Early TIL Disclosure):  Corrected TIL for APR inaccuracy was not received by the borrower at least three (3) business days prior to closing.
                                                                                                                                                                                                                                                                                        - EV2
3373240829 XXX       XXX       XXX       2                                                                                                                                                                                                                                  2           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2                                                                                                                                                                                               B           B           Yes      Yes       Final HUD1 SC    4/XX/2007    Purchase      Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                        *** (OPEN) South Carolina Home Loan (Complaint Agency Disclosure Not Provided): South Carolina Home Loan: Borrower not provided with a document specifying the agency designated to receive complaints or inquiries about the origination and making of the loan. - EV2
2943853420 XXX       XXX       XXX       1                                                                                                                                                                                                                                  1                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                   A           A           Yes      Yes       Final HUD1 IL    12/XX/2007   Purchase      Primary     XXX        $XXX
3546282684 XXX       XXX       XXX       2                *** (OPEN) Missing Document: Credit Report not provided - EV3                                                                                                                                                     2           *** (OPEN) (Doc Error) Initial GFE not provided - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                   B           B           Yes      Yes       Final HUD1 TX    10/XX/2002   Purchase      Primary     XXX        $XXX
                                                          *** (OPEN) Missing Document: Missing Final 1003 - EV1                                                                                                                                                                         *** (OPEN) ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
3559579812 XXX       XXX       XXX       2                *** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3                                                                                                                                           2           *** (OPEN) (Doc Error) Initial GFE not provided - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                   B           B           Yes      Yes       Final HUD1 TX    5/XX/2008    Purchase      Primary     XXX        $XXX
3545107073 XXX       XXX       XXX       3                *** (OPEN) Missing Document: Missing Final 1003 - EV1                                                                                                                                                             3           *** (OPEN) Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee Testing Material: Missing Final HUD-1:  HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing. - EV3                                                                                                                                                                                                                                                                 D           D           Yes      Yes       HUD1, not  ID    3/XX/2003    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                        *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 03/XX/2003 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                                                                                                            signed or
                                                                                                                                                                                                                                                                                        *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2003 which is 0 months prior to consummation. A lookback was performed to determine this application date. - EV2                                                                                                                                                                                                                                                  stamped
                                                                                                                                                                                                                                                                                        *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 03/XX/2003, prior to three (3) business days from transaction date of 03/XX/2003. - EV2
3728497440 XXX       XXX       XXX       2                                                                                                                                                                                                                                  2           *** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2                                                                                                                                                                                                                                                                           B           B           Yes      Yes       Final HUD1 MO    12/XX/2007   Refinance     Primary     XXX        $XXX
2764050914 XXX       XXX       XXX       2                                                                                                                                                                                                                                  2           *** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing. - EV2                                                                                                                                                                                                                                                    B           B           Yes      Yes       Final HUD1 OK    4/XX/2012    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                        *** (OPEN) RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Right of Rescission Timing - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements. - EV2
2949629974 XXX       XXX       XXX       2                                                                                                                                                                                                                                  2           *** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing. - EV2                                                                                                                                                                                                                                                    B           B           Yes      Yes       Final HUD1 CO    1/XX/2014    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                        *** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Right of Rescission Timing - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements. - EV2
2765236892 XXX       XXX       XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                     2           *** (OPEN) (Doc Error) TIL Error: Final TIL not signed by all required parties - EV2                                                                                                                                                                                                                  *** (OPEN) (Doc Error) TIL Error: Final TIL not signed by all required parties                                                                                                    B           B           Yes      Yes       Final HUD1 FL    5/XX/2006    Refinance     Primary     XXX        $XXX
                                                          *** (OPEN) Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report                                                                                                                                *** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2                                                                                                                                                                             COMMENT: 2022/XX/30: TIL appears to be final but not signed nor initialed by borrower
                                                          Date: <empty> - EV3                                                                                                                                                                                                           *** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2                                                                                                                                           *** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
                                                                                                                                                                                                                                                                                        *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2                                                                                                                                                                                 COMMENT: 2022/XX/30: TIL in file indicated to be final, expected funding date same as disbursement and/or note date but is
                                                                                                                                                                                                                                                                                        *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2                                                                                                                         not signed or dated by borrower so cannot confirm that borrower received.
                                                                                                                                                                                                                                                                                        *** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2
2857680239 XXX       XXX       XXX       2                                                                                                                                                                                                                                  2           *** (OPEN) ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2                                                                                                                                                                                                                                                                                                                                                    B           B           No       Yes       Final HUD1 DC    12/XX/2004   Purchase      Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                        *** (OPEN) CHARM Booklet Disclosure Prior to Closing Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
3349890708 XXX       XXX       XXX       2                *** (OPEN) Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report                                                                                                                    2           *** (OPEN) 2011 TIL-MDIA - Introductory Escrow Payment Inaccurate: Truth in Lending Act (MDIA 2011):  The amount of taxes and insurance, including any mortgage insurance, on the Final TIL does not match the amount of taxes and insurance, including any mortgage insurance, for the loan. - EV2                                                                                                                                                                                     B           B           Yes      Yes       Final HUD1 CA    3/XX/2012    Refinance     Primary     XXX        $XXX
                                                          Date: <empty> - EV3                                                                                                                                                                                                           *** (OPEN) 2011 TIL-MDIA Rate-Payment Summary Table - Introductory Total Payment (PITI) Inaccurate: Truth in Lending Act (MDIA 2011):  Total payment amount (PITI) on the Final TIL does not match the total payment amount for the loan. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) RESPA -  Initial Escrow Account statement Inaccurate: RESPA: Initial escrow account statement does not match charges on HUD-1/Final Closing Disclosure. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2
3397228896 XXX       XXX       XXX       3        3       *** (OPEN) AUS Findings: Investor qualifying total debt ratio discrepancy. - EV3                  *** (OPEN) AUS Findings: Investor qualifying total debt ratio discrepancy.                                      3           *** (OPEN) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due Diligence Loan Designation of ATR Risk. - EV3                                                                              *** (OPEN) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due        C           C           Yes      No                   CA    10/XX/2018   Refinance     Primary     XXX        $XXX                  Temporary    ATR Risk
                                                          *** (OPEN) Verification(s) of employment is not within 10 business days of the Note.: Borrower:   COMMENT: 2022/XX/24: Lender's $XXX overtime income used to qualify was based on YTD earnings instead of using a             *** (OPEN) General Ability To Repay Provision Investor Guidelines: Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or more guideline components, the loan is at ATR risk. - EV3                                                                                                     Diligence Loan Designation of ATR Risk.                                                                                                                                                                                                                                                                               SHQM
                                                          XXX // Employment Type: Employment / Income Type: Wages / Start Date: 11/XX/2004 - EV3            2 year average as required, or $XXX.                                                                                        *** (OPEN) General ATR Provision Investor and Non QM DTIs match and both significantly exceed Guidelines: Ability to Repay (Dodd-Frank 2014): The DTI calculated in accordance with the Lenders Guidelines and 1026.43(c)(5) of 63.98631% significantly exceeds the guideline maximum of 50.00%. (DTI COMMENT: 2022/XX/24: Final CD disclosed points and fees totaling $XXX which exceeded the QM maximum of $XXX. In addition, Lender used YTD earnings to calculate overtime instead                                                                                                                                      (GSE/Agency
                                                                                                                                                                                                                                                                                        Exception requires compelling compensating factors to consider regrading to EV2-B.) - EV3                                                                                                                                                                                                             of using a 2 year average resulting in DTI exceeding QM maximum of 43.00%.                                                                                                                                                                                                                                            Eligible)
                                                                                                                                                                                                                                                                                        *** (OPEN) QM DTI: Qualified Mortgage (Dodd-Frank 2014): Total Debt to Income Ratio exceeds 43% and the images do not provide evidence loan is eligible for purchase, guarantee or insurance by the appropriate agency. - EV3                                                                         *** (OPEN) General Ability To Repay Provision Investor Guidelines: Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or more guideline components, the loan is at
                                                                                                                                                                                                                                                                                        *** (OPEN) QM Points and Fees: Qualified Mortgage (Dodd Frank 2014): Points and Fees on subject loan of 3.98939% is in excess of the allowable maximum of  3.00000% of the Federal Total Loan Amount. Points and Fees total $XXX on a Federal Total Loan Amount of $XXX vs. an allowable total of     ATR risk.
                                                                                                                                                                                                                                                                                        $XXX (an overage of $XXX or .98939%). - EV3                                                                                                                                                                                                                                                           COMMENT: 2022/XX/24: Lender's $XXX overtime income used to qualify was based on YTD earnings instead of using a 2 year average as required, or $XXX. DTI exceeds QM maximum of
                                                                                                                                                                                                                                                                                        *** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing. - EV2                                                                  43.00%.
                                                                                                                                                                                                                                                                                        *** (OPEN) ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/10/XX/2018) - EV2               *** (OPEN) General ATR Provision Investor and Non QM DTIs match and both significantly exceed Guidelines: Ability to Repay (Dodd-Frank 2014): The DTI calculated in accordance
                                                                                                                                                                                                                                                                                        *** (OPEN) ECOA Appraisal Disclosure - ECOA Status: ECOA - File does not evidence the consumer was provided with the right to receive a copy of the Appraisal Disclosure. - EV2                                                                                                                       with the Lenders Guidelines and 1026.43(c)(5) of 63.98631% significantly exceeds the guideline maximum of 50.00%. (DTI Exception requires compelling compensating factors to
                                                                                                                                                                                                                                                                                        *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2                                                                                                                                                                                 consider regrading to EV2-B.)
                                                                                                                                                                                                                                                                                        *** (OPEN) RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List of Homeownership Counseling Organizations to borrower. - EV2                                                                             COMMENT: 2022/XX/24: Lender's $XXX overtime income used to qualify was based on YTD earnings instead of using a 2 year average as required, or $XXX.
                                                                                                                                                                                                                                                                                        *** (OPEN) TILA-RESPA Integrated Disclosure: application date on or after 10/XX/2015, no Loan Estimates in the Loan File: TILA-RESPA Integrated Disclosure: Loan Estimate not provided within loan images to evidence delivery to the Borrower(s).  The earliest Closing Disclosure provided in the   *** (OPEN) QM DTI: Qualified Mortgage (Dodd-Frank 2014): Total Debt to Income Ratio exceeds 43% and the images do not provide evidence loan is eligible for purchase, guarantee loan file was used as the estimated baseline for Tolerance Testing.  Depending on the actual values on the initial Loan Estimate, a fee tolerance cure of up to $XXX may be required. - EV2                                                                                                           or insurance by the appropriate agency.
                                                                                                                                                                                                                                                                                        *** (OPEN) TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (Final/10/XX/2018) - EV2                                                                        COMMENT: 2022/XX/24: Lender's $XXX overtime income used to qualify was based on YTD earnings instead of using a 2 year average as required, or $XXX. DTI exceeds QM maximum of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              43.00%.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              *** (OPEN) QM Points and Fees: Qualified Mortgage (Dodd Frank 2014): Points and Fees on subject loan of 3.98939% is in excess of the allowable maximum of  3.00000% of the
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              Federal Total Loan Amount. Points and Fees total $XXX on a Federal Total Loan Amount of $XXX vs. an allowable total of $XXX (an overage of $XXX or .98939%).
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              COMMENT: 2022/XX/24: Final CD disclosed points and fees totaling $XXX which exceeded the QM maximum of $XXX.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              *** (OPEN) ECOA Appraisal Disclosure - ECOA Status: ECOA - File does not evidence the consumer was provided with the right to receive a copy of the Appraisal Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              COMMENT: 2022/XX/24: Missing Loan Estimate. There was no evidence of separate Right to Receive Copy of Appraisal disclosure in file.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              *** (OPEN) TILA-RESPA Integrated Disclosure: application date on or after 10/XX/2015, no Loan Estimates in the Loan File: TILA-RESPA Integrated Disclosure: Loan Estimate not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              provided within loan images to evidence delivery to the Borrower(s).  The earliest Closing Disclosure provided in the loan file was used as the estimated baseline for Tolerance
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              Testing.  Depending on the actual values on the initial Loan Estimate, a fee tolerance cure of up to $XXX may be required.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              COMMENT: 2022/XX/24: File is missing a Loan Estimate.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              *** (OPEN) TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (Final/10/XX/2018)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              COMMENT: 2022/XX/24: CD in file was issued 10/XX/2018 and received on 10/XX/2018, there was no evidence of an earlier disclosure in file.
2946059747 XXX       XXX       XXX       3                *** (OPEN) Missing Document: Appraisal not provided - EV3                                                                                                                                                         3           *** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing Material: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3                                                                                                                                                                                                                                                                 D           D           No       No        Missing    NJ    9/XX/1993    UTD           UTD         XXX        $XXX
                                                          *** (OPEN) Missing Document: Missing Final 1003 - EV1                                                                                                                                                                         *** (OPEN) (Doc Error) Initial GFE not provided - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 09/XX/1993 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/1993 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2
3220878666 XXX       XXX       XXX       3                *** (OPEN) Missing Document: Appraisal not provided - EV3                                                                                                                                                         3           *** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing Material: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3                                                                                                                                                                                                                                                                 D           D           Yes      No        Missing    GA    8/XX/2013    Purchase      UTD         XXX        $XXX
                                                          *** (OPEN) Missing Document: Missing Final 1003 - EV1                                                                                                                                                                         *** (OPEN) (Doc Error) Initial GFE not provided - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) (Missing Data) Missing Information to Determine Origination Channel: Unable to determine the origination channel based on the loan documents provided for review. The compliance review was performed with using the equivalent evaluation that would be considered for an Origination
                                                                                                                                                                                                                                                                                        Channel of Retail. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 08/XX/2013 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Federal HPML 2009 Non Compliant: Federal Higher-Priced Mortgage Loan: APR on subject loan of 5.22933% or Final Disclosure APR of 0.00000% is in excess of allowable threshold of APOR 3.48% + 1.5%, or 4.98000%.  Non-Compliant Higher Priced Mortgage Loan. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2013 which is 3 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) RESPA -  Initial GFE Missing: RESPA: Initial GFE not provided to Borrower(s). - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Secure and Fair Enforcement for Mortgage Licensing Act:  Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) TIL-MDIA - Initial TIL Missing: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not provided to the borrower. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2
3227634341 XXX       XXX       XXX       2        1       *** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most                                                                                                                   2           *** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7200) - EV2 *** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount        B           B           Yes      No                   CT    12/XX/2018   Refinance     Primary     XXX        $XXX                  Temporary    Temporary
                                                          recent FEMA disaster. - EV1                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Points.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7200)                                                                                                                                                                                                  SHQM         SHQM
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              COMMENT: 2023/XX/24: Loan Discount Points was last disclosed as $XXX on LE but disclosed as $XXX on Final Closing Disclosure. File does not contain a valid COC for this fee, nor                                                                                                                                     (GSE/Agency  (GSE/Agency
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              evidence of cure in file.                                                                                                                                                                                                                                                                                             Eligible)    Eligible)
3152695705 XXX       XXX       XXX       2        1                                                                                                                                                                                                                         2           *** (OPEN) ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/10/XX/2017) - EV2               *** (OPEN) ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each B           B           Yes      No                   FL    10/XX/2017   Purchase      Primary     XXX        $XXX                  Temporary    Temporary
                                                                                                                                                                                                                                                                                        *** (OPEN) TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (Initial/10/XX/2017) - EV2                                                                      valuation to applicant three (3) business days prior to consummation. (Type:Primary/10/XX/2017)                                                                                                                                                                                                                       SHQM         SHQM
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              COMMENT: 2023/XX/07: Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.                                                                                                                                                                                    (GSE/Agency  (GSE/Agency
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              *** (OPEN) TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business                                                                                                                                        Eligible)    Eligible)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              days prior to closing. (Initial/10/XX/2017)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              COMMENT: 2023/XX/07: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing.
3646692733 XXX       XXX       XXX       3        3       *** (OPEN) Missing Document: Fraud Report not provided - EV3                                                                                                                                                      3           *** (OPEN) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due Diligence Loan Designation of Temporary HPQM (GSE/Agency Eligible). - EV3                                                  *** (OPEN) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due        B           C           Yes      No                   TX    8/XX/2018    Purchase      Primary     XXX        $XXX                  Temporary    Temporary
                                                                                                                                                                                                                                                                                        *** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing. - EV2                                                                  Diligence Loan Designation of Temporary HPQM (GSE/Agency Eligible).                                                                                                                                                                                                                                                   SHQM         HPQM
                                                                                                                                                                                                                                                                                        *** (OPEN) TRID Final Closing Disclosure Escrowed Property Costs Year 1 - Pre October 2018 Testing: TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Escrowed Property Costs over Year 1 of $XXX on Final Closing Disclosure provided on 08/XX/2018 not accurate. (Final/08/XX/2018) -  COMMENT: 2023/XX/13: The loan was agency approved with an Originator Loan Designation of Temp SHQM, but the APR is over the threshold, causing the loan to waterfall through the                                                                                                                                      (GSE/Agency  (GSE/Agency
                                                                                                                                                                                                                                                                                        EV2                                                                                                                                                                                                                                                                                                   QM Testing, resulting in a Loan Designation discrepancy.                                                                                                                                                                                                                                                              Eligible)    Eligible)
                                                                                                                                                                                                                                                                                        *** (OPEN) TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (Initial/08/XX/2018) - EV2                                                                      *** (OPEN) TRID Final Closing Disclosure Escrowed Property Costs Year 1 - Pre October 2018 Testing: TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Escrowed
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              Property Costs over Year 1 of $XXX on Final Closing Disclosure provided on 08/XX/2018 not accurate. (Final/08/XX/2018)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              COMMENT: 2023/XX/13: mount of Escrowed Property Costs over Year 1 of $XXX on Final Closing Disclosure provided on 08/XX/2018 not accurate as a result of the escrowed disclosed
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              $XXX
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              *** (OPEN) TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (Initial/08/XX/2018)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              COMMENT: 2023/XX/13: The closing disclosure was provided to the borrower on the closing date
3114678294 XXX       XXX       XXX       3        3       *** (OPEN) AUS/Guideline Findings: All conditions were not met - EV3                              *** (OPEN) AUS/Guideline Findings: All conditions were not met                                                  3           *** (OPEN) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due Diligence Loan Designation of Non QM. - EV3                                                                                *** (OPEN) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due        C           C           Yes      No                   CA    10/XX/2016   Refinance     Primary     XXX        $XXX                  Temporary    Non QM
                                                          *** (OPEN) FEMA Disaster Issue: Property is located in a FEMA Disaster area and has not been      COMMENT: 2023/XX/21: Valuation not provided.                                                                                *** (OPEN) QM DTI: Qualified Mortgage (Dodd-Frank 2014): Total Debt to Income Ratio exceeds 43% and the images do not provide evidence loan is eligible for purchase, guarantee or insurance by the appropriate agency. - EV3                                                                         Diligence Loan Designation of Non QM.                                                                                                                                                                                                                                                                                 SHQM
                                                          inspected. - EV3                                                                                                                                                                                                              *** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing. - EV2                                                                  COMMENT: 2023/XX/21: Loan is missing Valuation and is waterfalling to ATR/QM standard requirements.                                                                                                                                                                                                                   (GSE/Agency
                                                          *** (OPEN) Missing Document: Appraisal not provided - EV3                                                                                                                                                                     *** (OPEN) TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (Initial/10/XX/2016) - EV2                                                                      *** (OPEN) QM DTI: Qualified Mortgage (Dodd-Frank 2014): Total Debt to Income Ratio exceeds 43% and the images do not provide evidence loan is eligible for purchase, guarantee                                                                                                                                       Eligible)
                                                          *** (OPEN) Missing Document: Hazard Insurance Policy not provided - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                             or insurance by the appropriate agency.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              COMMENT: 2023/XX/21: Loan is missing Valuation and is waterfalling to ATR/QM standard requirements.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              *** (OPEN) TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (Initial/10/XX/2016)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              COMMENT: 2023/XX/10: The initial closing disclosure does not contain a signature from the borrower. Unable to determine if the disclosure was provided to the borrower 3 business days prior to closing.
3089374817 XXX       XXX       XXX       3        3       *** (OPEN) Missing Document: Fraud Report not provided - EV3                                                                                                                                                      1                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                   A           A           Yes      No                   VA    6/XX/2019    Purchase      Primary     XXX        $XXX                  Temporary    Temporary
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    SHQM         SHQM
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    (GSE/Agency  (GSE/Agency
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Eligible)    Eligible)
3293664390 XXX       XXX       XXX       3        3       *** (OPEN) Missing Document: Fraud Report not provided - EV3                                                                                                                                                      3           *** (OPEN) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due Diligence Loan Designation of Temporary HPQM (GSE/Agency Eligible). - EV3                                                  *** (OPEN) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due        B           C           Yes      No                   TX    8/XX/2019    Refinance     Primary     XXX        $XXX                  Temporary    Temporary
                                                                                                                                                                                                                                                                                        *** (OPEN) ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/08/XX/2019) - EV2               Diligence Loan Designation of Temporary HPQM (GSE/Agency Eligible).                                                                                                                                                                                                                                                   SHQM         HPQM
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              COMMENT: 2023/XX/15: The Originator Loan Designation is Temporary SHQM (GSE/Agency Eligible).  However, the Due Diligence Loan Designation is Temporary HPQM (GSE/Agency                                                                                                                                              (GSE/Agency  (GSE/Agency
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              Eligible)due to the following issue(s): APR of 5.809% exceeds HPML threshold of 5.2900%.                                                                                                                                                                                                                              Eligible)    Eligible)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              *** (OPEN) ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/08/XX/2019)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              COMMENT: 2023/XX/15: Appraisal sent on 08/XX/2019.  Default receipt date is 08/XX/2019, which is less than 3 business days prior to Note date (08/XX/2019).  Borrower's acknowledgment of receipt not provided.
3663384504 XXX       XXX       XXX       1        1                                                                                                                                                                                                                         1                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                   A           A           Yes      No                   TX    3/XX/2018    Purchase      Primary     XXX        $XXX                  Temporary    Temporary
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    SHQM         SHQM
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    (GSE/Agency  (GSE/Agency
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Eligible)    Eligible)
3607862136 XXX       XXX       XXX       2                                                                                                                                                                                                                                  2           *** (OPEN) RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges. - EV2                                                                                                                                                                                                                                           B           B           Yes      Yes       Final HUD1 CA    5/XX/2013    Purchase      Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                        *** (OPEN) RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) SAFE Act - Individual LO NMLS license status not approved: Unable to test Individual Loan Originator license status due to missing information. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) SAFE Act - LO Company NMLS license status not approved: Unable to test LO company status due to missing information. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) SAFE Act - LO Company not licensed at time of application: Unable to test LO company NMLS license due to missing information. - EV2
3664212012 XXX       XXX       XXX       2                                                                                                                                                                                                                                  2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2                                                                                                                                                                                                       B           B           Yes      Yes       Final HUD1 MA    6/XX/2006    Refinance     Primary     XXX        $XXX
3073794496 XXX       XXX       XXX       2                                                                                                                                                                                                                                  2           *** (OPEN) (Doc Error) Initial GFE not provided - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                   B           B           Yes      Yes       Final HUD1 PA    12/XX/2002   Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                        *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
3410452095 XXX       XXX       XXX       2                                                                                                                                                                                                                                  2           *** (OPEN) Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinance by a creditor that is not considered the original creditor. The H-9 form was used, the H-8 form                                                                                                                                                                                       B           B           Yes      Yes       Final HUD1 HI    7/XX/2003    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                        should have been used. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 07/XX/2003, prior to three (3) business days from transaction date of 07/XX/2003. - EV2
3071786389 XXX       XXX       XXX       1                                                                                                                                                                                                                                  1                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                   A           A           No       Yes       Final HUD1 OH    6/XX/2013    Purchase      Primary     XXX        $XXX
3763333852 XXX       XXX       XXX       2                *** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV1                                                                                                                              2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2                                                                                                                                                                                                       B           B           No       Yes       Final HUD1 PA    8/XX/2007    Purchase      Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                        *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
3229544986 XXX       XXX       XXX       2                                                                                                                                                                                                                                  2           *** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing. - EV2                                                                                                                                                                                                                                                    B           B           Yes      Yes       Final HUD1 CT    9/XX/2008    Refinance     Primary     XXX        $XXX
3651214501 XXX       XXX       XXX       2                                                                                                                                                                                                                                  2           *** (OPEN) RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan. - EV2                                                                                                                                                                                                                                                                                                                                         B           B           Yes      Yes       Final HUD1 UT    7/XX/2013    Purchase      Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                        *** (OPEN) RESPA (2010) - Written Service Provider List Missing: RESPA (2010):  Borrower not provided with list of service providers. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) SAFE Act - NMLS Info Not in File: Secure and Fair Enforcement for Mortgage Licensing Act: NMLSR information not present on loan application. - EV2
3034657827 XXX       XXX       XXX       2                                                                                                                                                                                                                                  2           *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2                                                                                                     *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the       B           B           Yes      Yes       Final HUD1 NY    2/XX/2013    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                        *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2013 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2                     amount of $XXX.
                                                                                                                                                                                                                                                                                        *** (OPEN) New York Late Charge Percent Testing: New York Late Charge: Note late charge percent of 5.00000% exceeds the state maximum of 2%. - EV2                                                                                                                                                    COMMENT: 2023/XX/15: Credit on HUD line 802 is less than the amount on HUD line 801. None of the credits were applied during review due to missing itemization of fees included
                                                                                                                                                                                                                                                                                        *** (OPEN) RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges. - EV2                                                         in HUD line 801. Credit of $XXX is evidenced on closing instructions.
                                                                                                                                                                                                                                                                                        *** (OPEN) RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Secure and Fair Enforcement for Mortgage Licensing Act:  Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
3434553870 XXX       XXX       XXX       2                                                                                                                                                                                                                                  2           *** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2                                                                                                                                                                                                                                                                                                                                                               B           B           Yes      Yes       Final HUD1 CA    2/XX/2014    Purchase      Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                        *** (OPEN) RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: RESPA: Initial GFE not provided to Borrower(s) within three (3) business days of Application Date. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement to applicant within three (3) business days of application. - EV2
3363292624 XXX       XXX       XXX       2                                                                                                                                                                                                                                  2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2010 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2                                                                                                                                                                                                       B           B           No       Yes       Final HUD1 NY    1/XX/2011    Purchase      Investment  XXX        $XXX
3388928922 XXX       XXX       XXX       2                                                                                                                                                                                                                                  2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2009 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2                                                                                                                                                                                                       B           B           Yes      Yes       Final HUD1 IL    4/XX/2009    Purchase      Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                        *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
3436991453 XXX       XXX       XXX       2                *** (OPEN) FHA Informed  Consumer Choice Disclosure is missing.: Disclosure: FHA - Informed                                                                                                                       2           *** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing. - EV2                                                                                                                                                                                                                                                    B           B           Yes      Yes       Final HUD1 NY    8/XX/2008    Refinance     Primary     XXX        $XXX
                                                          Consumer Choice Disclosure (Government Documents) - EV3                                                                                                                                                                       *** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi (Circuit 2, 5, 7, 8, 9, 10 or DC): Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. (H-8 Form was used and property is in the 2 nd, 5 th, 7 th, 8 th, 9 th,
                                                          *** (OPEN) Missing Document: FHA Case Number Assignment not provided - EV3                                                                                                                                                    10 th, or District of Columbia) - EV2
                                                          *** (OPEN) Missing Document: FHA Mortgage Insurance Certificate not provided - EV3                                                                                                                                            *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Prepaid Interest From Date from HUD-1 or final closing disclosure of 08/XX/2008 used as disbursement date for compliance testing. - EV2
                                                          *** (OPEN) Missing Document: HUD/VA 92900-A not provided - EV3                                                                                                                                                                *** (OPEN) FHA Case Number Assignment Date Missing: FHA Case # Assignment Date missing.  Creditor application date used as FHA case # assignment date for purposes of any applicable compliance testing. - EV2
                                                          *** (OPEN) Missing Document: Missing Final 1003 - EV1                                                                                                                                                                         *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
3179512411 XXX       XXX       XXX       2        1                                                                                                                                                                                                                         2           *** (OPEN) TRID Lender Credit Tolerance Violation: TILA-RESPA Integrated Disclosure: Zero Percent Tolerance exceeded for Lender Credits. Final Lender Credit of $XXX  is less than amount of binding Lender Credit previously disclosed in the amount of -$XXX. (9300) - EV2                          *** (OPEN) TRID Lender Credit Tolerance Violation: TILA-RESPA Integrated Disclosure: Zero Percent Tolerance exceeded for Lender Credits. Final Lender Credit of $XXX  is less     B           B           Yes      No                   NJ    6/XX/2016    Refinance     Primary     XXX        $XXX                  Temporary    Temporary
                                                                                                                                                                                                                                                                                        *** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7200) - EV2 than amount of binding Lender Credit previously disclosed in the amount of -$XXX. (9300)                                                                                                                                                                                                                              SHQM         SHQM
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              COMMENT: 2022/XX/19: lender credit was not used on CD . change of circumstance needed to document  why credit wasn't used .                                                                                                                                                                                           (GSE/Agency  (GSE/Agency
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              *** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount                                                                                                                                            Eligible)    Eligible)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              Points.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7200)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              COMMENT: 2022/XX/19: Lender credit decreased from $XXX to $XXX
3128879006 XXX       XXX       XXX       3        3       *** (OPEN) AUS Findings: Investor qualifying total debt ratio discrepancy. - EV3                  *** (OPEN) AUS Findings: Investor qualifying total debt ratio discrepancy.                                      3           *** (OPEN) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due Diligence Loan Designation of Safe Harbor QM. - EV3                                                                        *** (OPEN) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due        B           C           Yes      Yes       Final HUD1 FL    11/XX/2014   Purchase      Primary     XXX        $XXX                  Temporary    Safe Harbor
                                                          *** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most   COMMENT: 2022/XX/31: Calculated investor qualifying total debt ratio of 41.05914% exceeds AUS total debt ratio              *** (OPEN) 2011 TIL-MDIA - Introductory Escrow Payment Inaccurate: Truth in Lending Act (MDIA 2011):  The amount of taxes and insurance, including any mortgage insurance, on the Final TIL does not match the amount of taxes and insurance, including any mortgage insurance, for the loan. - EV2   Diligence Loan Designation of Safe Harbor QM.                                                                                                                                                                                                                                                                         SHQM         QM
                                                          recent FEMA disaster. - EV1                                                                       of 34.38000% due to Lender utilized higher qualifying income than documented in the loan documents.                         *** (OPEN) 2011 TIL-MDIA Rate-Payment Summary Table - Introductory Total Payment (PITI) Inaccurate: Truth in Lending Act (MDIA 2011):  Total payment amount (PITI) on the Final TIL does not match the total payment amount for the loan. - EV2                                                       COMMENT: 2022/XX/31: Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due Diligence Loan Designation of Safe Harbor QM due to Lender utilized                                                                                                                                       (GSE/Agency
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              higher income than documented on loan documents.                                                                                                                                                                                                                                                                      Eligible)
3752322369 XXX       XXX       XXX       2                                                                                                                                                                                                                                  2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2003 which is 0 months prior to consummation. A lookback was performed to determine this application date. - EV2                                                                                                                                                                                                       B           B           Yes      Yes       Final HUD1 IN    7/XX/2003    Refinance     Primary     XXX        $XXX
3618389695 XXX       XXX       XXX       2                                                                                                                                                                                                                                  2           *** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2                                                                                                                                                                                                                                                                                                                                                               B           B           Yes      Yes       Final HUD1 MD    7/XX/2006    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                        *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
2876078971 XXX       XXX       XXX       1                                                                                                                                                                                                                                  1                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                   A           A           No       Yes       Final HUD1 NJ    6/XX/2011    Purchase      Investment  XXX        $XXX
3071057631 XXX       XXX       XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV1                                                                                                                                                             2           *** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2                                                                                                                                                                                                                                                                                                                                                               B           B           Yes      Yes       Final HUD1 NJ    2/XX/2007    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                        *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2007 which is 0 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings. - EV2
3448897125 XXX       XXX       XXX       1                                                                                                                                                                                                                                  1                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                   A           A           Yes      Yes       Final HUD1 OH    3/XX/2003    Refinance     Primary     XXX        $XXX
3391230860 XXX       XXX       XXX       2                *** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3                           *** (OPEN) Missing Valuation:                                                                                   2           *** (OPEN) ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2                                                                                                                                                                  *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the       B           B           Yes      Yes       Final HUD1 WA    7/XX/2005    Refinance     Primary     XXX        $XXX
                                                          *** (OPEN) Missing Valuation: - EV3                                                               COMMENT: 2022/XX/04: Appraisal not provided.                                                                                *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2                                                                                                                          amount of $XXX.
                                                          *** (OPEN) Missing Document: Missing Final 1003 - EV1                                                                                                                                                                         *** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2                                                                                                                                                                             COMMENT: 2022/XX/04: Unable to determine under disclosure, it appears lender used an index lower than available within the look-back period.  Lowest index within the look-back
                                                                                                                                                                                                                                                                                        *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2                                                                                                     is 2.6100%.
                                                                                                                                                                                                                                                                                        *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
3408051973 XXX       XXX       XXX       1                *** (OPEN) Missing Document: FHA Mortgage Insurance Certificate not provided - EV3                                                                                                                                1           *** (OPEN) Federal FACTA Disclosure: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV1                                                                                                                                                                                                                                                                                                                                                               B           B           Yes      Yes       Final HUD1 NJ    8/XX/2008    Refinance     Primary     XXX        $XXX
3702276725 XXX       XXX       XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV1                                                                                                                                                             2           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2                                                                                                                                                                                               B           B           Yes      Yes       Final HUD1 PA    5/XX/2007    Refinance     Primary     XXX        $XXX
3181017219 XXX       XXX       XXX       1                                                                                                                                                                                                                                  1                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                   A           A           Yes      Yes       Final HUD1 MD    1/XX/2006    Refinance     Primary     XXX        $XXX
3368350572 XXX       XXX       XXX       2                                                                                                                                                                                                                                  2           *** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2                                                                                                                                                                                                                                                                                                                                                               B           B           Yes      Yes       Final HUD1 CA    4/XX/2006    Refinance     Primary     XXX        $XXX
3284918322 XXX       XXX       XXX       2                *** (OPEN) Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report                                                                                                                    2           *** (OPEN) RESPA (2010) - 10% Tolerance With Cure: RESPA (2010): 10% tolerance violation with evidence of cure provided on Final HUD-1. - EV2                                                                                                                                                                                                                                                                                                                                           B           B           Yes      Yes       Final HUD1 IL    11/XX/2011   Refinance     Primary     XXX        $XXX
                                                          Date: <empty> - EV3
3067481919 XXX       XXX       XXX       2                                                                                                                                                                                                                                  2           *** (OPEN) TIL-MDIA 3-day Waiting Period - Corrected TIL for APR Inaccuracy Received Less than 3 Business Days from Consummation: Truth in Lending Act (Early TIL Disclosure):  Corrected TIL for APR inaccuracy was not received by the borrower at least three (3) business days prior to closing.                                                                                                                                                                                    B           B           Yes      Yes       Final HUD1 CT    9/XX/2010    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                        - EV2
3682831832 XXX       XXX       XXX       2                                                                                                                                                                                                                                  2           *** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi (Circuit 2, 5, 7, 8, 9, 10 or DC): Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. (H-8 Form was used and property is in the 2 nd, 5 th, 7 th, 8 th, 9 th,                                                                                                                                                                                     B           B           Yes      Yes       Final HUD1 WI    3/XX/2012    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                        10 th, or District of Columbia) - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2
3570749248 XXX       XXX       XXX       2                                                                                                                                                                                                                                  2           *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2                                                                                                     *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the       B           B           Yes      Yes       Final HUD1 MA    11/XX/2003   Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                        *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2                     amount of $XXX.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              COMMENT: 2022/XX/16: TIL Itemization did not disclose an Attorney fee of $XXX and Courier fee of $XXX as prepaid finance charges. TIL Itemization only disclosed Prepaid Interest charges in the amount of $XXX and final HUD reflects $XXX.
2813479493 XXX       XXX       XXX       2                *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien                                                                                                                          2           *** (OPEN) New York Late Charge Percent Testing: New York Late Charge: Note late charge percent of 5.00000% exceeds the state maximum of 2%. - EV2                                                                                                                                                                                                                                                                                                                                      B           B           No       Yes       HELOC      NY    8/XX/2005    Refinance     Primary     XXX        $XXX
                                                          Position: 1 - EV3                                                                                                                                                                                                             *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2                                                                                                                                                                                                                                          Agreement
                                                          *** (OPEN) Missing Document: Missing Final 1003 - EV1                                                                                                                                                                         *** (OPEN) TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower. - EV2
3242153983 XXX       XXX       XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV1                                                                                                                                                             2           *** (OPEN) ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2                                                                                                                                                                                                                                                                                                                                                    B           B           Yes      Yes       Final HUD1 MA    1/XX/2006    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                        *** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Right of Rescission Timing - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements. - EV2
2824493875 XXX       XXX       XXX       2                *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following                                                                                                                     2           *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Prepaid Interest From Date from HUD-1 or final closing disclosure of 04/XX/2005 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                          B           B           No       Yes       Final HUD1 FL    4/XX/2005    Purchase      Primary     XXX        $XXX
                                                          clauses: - EV2
3097260817 XXX       XXX       XXX       3        1                                                                                                                                                                                                                         3           *** (OPEN) (Missing Doc) Incomplete loan images/file - EV3                                                                                                                                                                                                                                            *** (OPEN) (Missing Doc) Incomplete loan images/file                                                                                                                              D           D                    No
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              COMMENT: 2023/XX/24: The file is missing one or more of the core documents required for a review.  Please provide a complete closing package including an initial 1003 or final
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              1003, an Approval, AUS or 1008, HUD or Closing Disclosure(s) and Loan Estimate(s), income and asset documentation.
3529340789 XXX       XXX       XXX       2                                                                                                                                                                                                                                  2           *** (OPEN) (Doc Error) TIL Error: Borrower signature not dated. - EV2                                                                                                                                                                                                                                 *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the       B           B           Yes      Yes       Final HUD1 NY    11/XX/2001   Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                        *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2                                                                                                     amount of $XXX.
                                                                                                                                                                                                                                                                                        *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2001 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2                     COMMENT: 2023/XX/10: Unable to determine under disclosure due to missing Itemization of Amount Financed.
                                                                                                                                                                                                                                                                                        *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements. - EV2
2898625833 XXX       XXX       XXX       2                                                                                                                                                                                                                                  2           *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2                                                                                                     *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the       B           B           Yes      Yes       Final HUD1 NY    9/XX/2011    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                        *** (OPEN) New York Late Charge Percent Testing: New York Late Charge: Note late charge percent of 5.00000% exceeds the state maximum of 2%. - EV2                                                                                                                                                    amount of $XXX.
                                                                                                                                                                                                                                                                                        *** (OPEN) SAFE Act - Individual LO NMLS does not match NMLS: Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator NMLSR information on loan documents does not match NMLSR. - EV2                                                                                      COMMENT: 2023/XX/07: TIL itemization did not disclose the lender inspection fee of $XXX and service charges of $XXX as prepaid finance charges
                                                                                                                                                                                                                                                                                        *** (OPEN) SAFE Act - Individual LO NMLS license status not approved: Unable to test Individual Loan Originator license status due to missing information. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) SAFE Act - Individual LO not licensed at time of application: Unable to test Loan Originator license due to missing information. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used. - EV2
2796271391 XXX       XXX       XXX       2                                                                                                                                                                                                                                  2           *** (OPEN) (Doc Error) Initial GFE not provided - EV2                                                                                                                                                                                                                                                 *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the       B           B           Yes      Yes       Final HUD1 FL    8/XX/2006    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                        *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2                                                                                                     amount of $XXX.
                                                                                                                                                                                                                                                                                        *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2006 which is 0 months prior to consummation. A lookback was performed to determine this application date. - EV2                     COMMENT: 2023/XX/06: TIL Itemization did not disclose a Courier Fee of $XXX as a prepaid finance charge.
3280623682 XXX       XXX       XXX       3                *** (OPEN) Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report                                                                                                                    3           *** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing Material: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3                                                                                                                                                                                                                                                                 D           D           No       No        Missing    NY    8/XX/2004    Purchase      Primary     XXX        $XXX
                                                          Date: <empty> - EV3                                                                                                                                                                                                           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 08/XX/2004 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2004 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2
3773720047 XXX       XXX       XXX       2                                                                                                                                                                                                                                  2           *** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing. - EV2                                                                                                                                                                                                                                                    B           B           Yes      Yes       Final HUD1 NY    9/XX/2007    Purchase      Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                        *** (OPEN) New York Late Charge Percent Testing: New York Late Charge: Note late charge percent of 5.00000% exceeds the state maximum of 2%. - EV2
3320313856 XXX       XXX       XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                     2           *** (OPEN) (Doc Error) Initial GFE not provided - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                   B           B           Yes      Yes       Final HUD1 WI    11/XX/2004   Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                        *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
3468682381 XXX       XXX       XXX       2                                                                                                                                                                                                                                  2           *** (OPEN) (Doc Error) Initial GFE not provided - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                   B           B           Yes      Yes       Final HUD1 NM    12/XX/2007   Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                        *** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing. - EV2
2756977732 XXX       XXX       XXX       2                                                                                                                                                                                                                                  2           *** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing. - EV2                                                                                                                                                                                                                                                    B           B           Yes      Yes       Final HUD1 NY    3/XX/2010    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                        *** (OPEN) TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used. - EV2
3553933659 XXX       XXX       XXX       2                *** (OPEN) Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report                                                                                                                    2           *** (OPEN) Disparity in Occupancy - Not High Cost and Not Higher Priced: The mortgage loan file contains documenting evidence the consumer intends to occupy the subject property as their primary residence. (Compliance testing performed based on the Occupancy Type of Investment). - EV2                                                                                                                                                                                           B           B           No       Yes       Final HUD1 LA    11/XX/2006   Purchase      Investment  XXX        $XXX
                                                          Date: <empty> - EV3                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2006 which is 0 months prior to consummation. A lookback was performed to determine this application date. - EV2
3189995087 XXX       XXX       XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                     2           *** (OPEN) (Doc Error) Initial GFE not provided - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                   B           B           Yes      Yes       Final HUD1 CA    9/XX/2002    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                        *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 09/XX/2002 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
2959598135 XXX       XXX       XXX       2                *** (OPEN) Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report                                                                                                                    2           *** (OPEN) RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan. - EV2                                                                                                                                                                                                                                                                                                                                         B           B           Yes      Yes       Final HUD1 FL    4/XX/2012    Refinance     Primary     XXX        $XXX
                                                          Date: <empty> - EV3                                                                                                                                                                                                           *** (OPEN) RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note. - EV2
                                                          *** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV1                                                                                                                                          *** (OPEN) RESPA (2010) - 0% Tolerance (Line 1203) Without Cure: RESPA (2010): 0% tolerance violation for 1203 fee without evidence of sufficient cure provided. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) RESPA (2010) - GFE column on HUD Comparison Chart Inaccurate: RESPA (2010) - GFE column on page 3 of Final HUD-1 does not match most recently disclosed GFE. - EV2
3379319619 XXX       XXX       XXX       3                *** (OPEN) Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report                                                                                                                    3           *** (OPEN) New Mexico Home Loan (Ability to Repay not Verified): New Mexico Home Loan:   Borrower's ability to repay not verified with reliable documentation. - EV3                                                                                                                                                                                                                                                                                                                    C           C           Yes      Yes       Final HUD1 NM    2/XX/2013    Refinance     Primary     XXX        $XXX
                                                          Date: <empty> - EV3                                                                                                                                                                                                           *** (OPEN) RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note. - EV2
3447713418 XXX       XXX       XXX       2                                                                                                                                                                                                                                  2           *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Prepaid Interest From Date from HUD-1 or final closing disclosure of 02/XX/2007 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                          B           B           Yes      Yes       Final HUD1 WV    2/XX/2007    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                        *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) West Virginia Residential Mortgage Lender, Broker, and Servicer Act (Borrower Not Charged for Actual Amounts of Third Party Fees): West Virginia Residential Mortgage Lender, Broker and Servicer Act: Borrower not charged actual amount for third party fees. - EV2
2878438767 XXX       XXX       XXX       2                                                                                                                                                                                                                                  2           *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 05/XX/2006 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                                                            B           B           Yes      Yes       Final HUD1 NY    5/XX/2006    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                        *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
3204659284 XXX       XXX       XXX       2                *** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV1                                                                                                                              2           *** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2                                                                                                                                                                                                                                                                           B           B           No       Yes       Final HUD1 PA    5/XX/2007    Purchase      Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                        *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2
3112318613 XXX       XXX       XXX       2                                                                                                                                                                                                                                  2           *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2                                                                                                     *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the       B           B           Yes      Yes       Final HUD1 OH    3/XX/2003    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                        *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2             amount of $XXX.
                                                                                                                                                                                                                                                                                        *** (OPEN) TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act:  Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s). - EV2                                                                                             COMMENT: 2019/XX/01: Unable to determine under disclosure due to missing Itemization of Amount Financed.
                                                                                                                                                                                                                                                                                        *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 04/XX/2003, prior to three (3) business days from transaction date of 03/XX/2003. - EV2
2948442509 XXX       XXX       XXX       2                                                                                                                                                                                                                                  2           *** (OPEN) Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinance by a creditor that is not considered the original creditor. The H-9 form was used, the H-8 form                                                                                                                                                                                       B           B           Yes      Yes       Final HUD1 PA    6/XX/2013    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                        should have been used. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) RESPA (2010) - 10% Tolerance Without Cure: RESPA (2010): 10% tolerance violation without  evidence of sufficient cure provided. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) SAFE Act - Individual LO NMLS does not match NMLS: Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator NMLSR information on loan documents does not match NMLSR. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) SAFE Act - Individual LO NMLS license status not approved: Unable to test Individual Loan Originator license status due to missing information. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) SAFE Act - Individual LO not licensed at time of application: Unable to test Loan Originator license due to missing information. - EV2
3487533273 XXX       XXX       XXX       2                                                                                                                                                                                                                                  2           *** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2                                                                                                                                                                                                                                                                           B           B           Yes      Yes       Final HUD1 KS    8/XX/2006    Refinance     Primary     XXX        $XXX
2772429703 XXX       XXX       XXX       2        1                                                                                                                                                                                                                         2           *** (OPEN) ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before       *** (OPEN) ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy   B           B           Yes      No                   CA    2/XX/2023    Purchase      Primary     XXX        $XXX                  Safe Harbor  Safe Harbor
                                                                                                                                                                                                                                                                                        closing. (Type:Primary/01/XX/2023) - EV2                                                                                                                                                                                                                                                              of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing. (Type:Primary/01/XX/2023)                                                                                                                                                                    QM (APOR)    QM (APOR)
                                                                                                                                                                                                                                                                                        *** (OPEN) TRID Final Closing Disclosure No Seller Paid Fees Primary Residence First Lien: TRID Final Closing Disclosure 02/XX/2023 on a first lien purchase transaction did not disclose any Seller paid fees/charges on page 2. (Points and Fees testing limited to Borrower paid fees.)            COMMENT: 2024/XX/28: No evidence the borrower receive appraisal at or before closing.
                                                                                                                                                                                                                                                                                        (Final/02/XX/2023) - EV2                                                                                                                                                                                                                                                                              *** (OPEN) TRID Final Closing Disclosure No Seller Paid Fees Primary Residence First Lien: TRID Final Closing Disclosure 02/XX/2023 on a first lien purchase transaction did not disclose any Seller paid fees/charges on page 2. (Points and Fees testing limited to Borrower paid fees.) (Final/02/XX/2023)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              COMMENT: 2024/XX/24: Seller paid fees on Seller's Closing Disclosure are not consistent with those reflected on the Borrower's Final Closing Disclosure.
3350876053 XXX       XXX       XXX       3        3       *** (OPEN) YTD P&L Statement does not include the  most recent month preceding the application    *** (OPEN) YTD P&L Statement does not include the  most recent month preceding the application date.   (GSE     3           *** (OPEN) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM (APOR) does not match Due Diligence Loan Designation of QM (APOR) Fail. - EV3                                                                                       *** (OPEN) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM (APOR) does not match Due Diligence Loan        C           C           Yes      No                   NJ    10/XX/2021   Refinance     Primary     XXX        $XXX                  Safe Harbor  QM (APOR)
                                                          date.   (GSE COVID-19): Borrower: XXX // Employment Type: Employment / Income Type: Sole          COVID-19): Borrower: XXX // Employment Type: Employment / Income Type: Sole Proprietor / Start Date: 01/XX/2016             *** (OPEN) General QM Provision Income and Assets - Schedule C: General QM: Unable to verify Sole Proprietorship income using reasonably reliable third-party records. (XXX XXX/Schedule C) - EV3                                                                                                     Designation of QM (APOR) Fail.                                                                                                                                                                                                                                                                                        QM (APOR)    Fail
                                                          Proprietor / Start Date: 01/XX/2016 - EV3                                                         COMMENT: 2024/XX/28: YTD P&L Statement does not include the most recent month preceding the application date.               *** (OPEN) Acknowledgement of Borrower Receipt of Notice of Special Flood Hazard Disclosure Missing: FDPA Notification Rule: Creditor did not retain record of borrower's receipt of Notice of Special Flood Hazard Disclosure. - EV2                                                                 COMMENT: 2024/XX/24: Required Signed and dated 1040's
                                                                                                                                                                                                                                                                                        *** (OPEN) ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/08/XX/2021) - EV2               *** (OPEN) General QM Provision Income and Assets - Schedule C: General QM: Unable to verify Sole Proprietorship income using reasonably reliable third-party records. (XXX
                                                                                                                                                                                                                                                                                        *** (OPEN) TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act:  Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s). - EV2                                                                                             XXX/Schedule C)
                                                                                                                                                                                                                                                                                        *** (OPEN) TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $XXX exceeds tolerance of $XXX plus 10% or $XXX.  Insufficient or no cure was provided to the borrower. (0) - EV2             COMMENT: 2024/XX/24: Required Signed and dated 1040's
                                                                                                                                                                                                                                                                                        *** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7506) - EV2        *** (OPEN) Acknowledgement of Borrower Receipt of Notice of Special Flood Hazard Disclosure Missing: FDPA Notification Rule: Creditor did not retain record of borrower's receipt of Notice of Special Flood Hazard Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              COMMENT: 2024/XX/24: Notice of Special Flood Hazard Disclosure is not signed by the borrower
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              *** (OPEN) ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/08/XX/2021)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              COMMENT: 2024/XX/24: The file is missing documentation verifying the borrowers received a copy of the appraisal within 3 business days of closing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              *** (OPEN) TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act:  Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s).
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              COMMENT: 2024/XX/24: Updated as per Right to Cancel form
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              *** (OPEN) TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $XXX exceeds tolerance of $XXX plus 10% or $XXX.  Insufficient or no cure was provided to the borrower. (0)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              COMMENT: 2024/XX/24: Recording fee was disclosed on initial Loan estimate as $XXX but disclosed but final Closing Disclosure $XXX. File does not contain a valid COC for this fee, nor evidence of cure is provided in file.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              *** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee.  Fee
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7506)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              COMMENT: 2024/XX/24: Appraisal fee was disclosed on initial Loan estimate as $XXX but disclosed but final Closing Disclosure $XXX. File does not contain a valid COC for this fee, nor evidence of cure is provided in file.
3814514773 XXX       XXX       XXX       2        1                                                                                                                                                                                                                         2           *** (OPEN) ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before       *** (OPEN) ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy   B           B           Yes      No                   FL    5/XX/2023    Purchase      Primary     XXX        $XXX                  Safe Harbor  Safe Harbor
                                                                                                                                                                                                                                                                                        closing. (Type:Primary/XX/XX/2023) - EV2                                                                                                                                                                                                                                                              of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing. (Type:Primary/XX/XX/2023)                                                                                                                                                                    QM (APOR)    QM (APOR)
                                                                                                                                                                                                                                                                                        *** (OPEN) TRID Revised Loan Estimate Timing Before Closing: TILA-RESPA Integrated Disclosure: Revised Loan Estimate provided on 05/XX/2023 not received by borrower at least four (4) business days prior to closing. (Interim/05/XX/2023) - EV2                                                     COMMENT: 2024/XX/28: Borrower waived right to receive a copy of the appraisal 3 business days prior to closing and appraisal was not provided at or before closing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              *** (OPEN) TRID Revised Loan Estimate Timing Before Closing: TILA-RESPA Integrated Disclosure: Revised Loan Estimate provided on 05/XX/2023 not received by borrower at least four (4) business days prior to closing. (Interim/05/XX/2023)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              COMMENT: 2024/XX/24: Revised Loan Estimate provided on 05/XX/2023 not received by borrower at least four (4) business days prior to closing.
3558249857 XXX       XXX       XXX       3        1                                                                                                                                                                                                                         2           *** (OPEN) ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before       *** (OPEN) ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy   B           B           Yes      No                   NY    2/XX/2023    Purchase      Primary     XXX        $XXX                  Safe Harbor  Safe Harbor
                                                                                                                                                                                                                                                                                        closing. (Type:Primary/01/XX/2023) - EV2                                                                                                                                                                                                                                                              of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing. (Type:Primary/01/XX/2023)                                                                                                                                                                    QM (APOR)    QM (APOR)
                                                                                                                                                                                                                                                                                        *** (OPEN) TRID Final Closing Disclosure Amount Financed: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on 02/XX/2023 disclosed an Amount Financed disclosed an inaccurate Amount Financed.  The disclosed Amount Financed in the amount of $XXX is under   COMMENT: 2024/XX/28: Appraisal was not provided at or before closing.
                                                                                                                                                                                                                                                                                        disclosed by -$XXX compared to the calculated Amount Financed of $XXX and the disclosed Finance Charge is not accurate within applicable tolerances for Amount Financed to be considered accurate (fee amounts included in Amount Financed and Finance Charge calculations are based on Closing       *** (OPEN) TRID Final Closing Disclosure Amount Financed: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on 02/XX/2023 disclosed an
                                                                                                                                                                                                                                                                                        Disclosure dated 02/XX/2023). (Final/02/XX/2023) - EV2                                                                                                                                                                                                                                                Amount Financed disclosed an inaccurate Amount Financed.  The disclosed Amount Financed in the amount of $XXX is under disclosed by -$XXX compared to the calculated Amount
                                                                                                                                                                                                                                                                                        *** (OPEN) TRID Final Closing Disclosure Finance Charge: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on 02/XX/2023 disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan.  The disclosed Finance    Financed of $XXX and the disclosed Finance Charge is not accurate within applicable tolerances for Amount Financed to be considered accurate (fee amounts included in Amount
                                                                                                                                                                                                                                                                                        Charge in the amount of $XXX is under disclosed by $XXX compared to the calculated Finance Charge of $XXX which exceeds the $XXX threshold (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated 02/XX/2023). (Final/02/XX/2023) - EV2                            Financed and Finance Charge calculations are based on Closing Disclosure dated 02/XX/2023). (Final/02/XX/2023)
                                                                                                                                                                                                                                                                                        *** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - Document Preparation Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower.  COMMENT: 2024/XX/24: The disclosed Amount Financed in the amount of $XXX is under disclosed by -$XXX compared to the calculated Amount Financed of $XXX.
                                                                                                                                                                                                                                                                                        (7563) - EV2                                                                                                                                                                                                                                                                                          *** (OPEN) TRID Final Closing Disclosure Finance Charge: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on 02/XX/2023 disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan.  The disclosed Finance Charge in the amount of $XXX is under disclosed by $XXX compared to the calculated Finance Charge of $XXX which exceeds the $XXX threshold (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              02/XX/2023). (Final/02/XX/2023)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              COMMENT: 2024/XX/24: Finance Charge understated by $XXX.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              *** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - Document
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              Preparation Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7563)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              COMMENT: 2024/XX/24: Valid cure document or Change of circumstance not provided.
3237282374 XXX       XXX       XXX       2                                                                                                                                                                                                                                  2           *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Prepaid Interest From Date from HUD-1 or final closing disclosure of 07/XX/2001 used as disbursement date for compliance testing. - EV2                                        *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the       B           B           No       Yes       Final HUD1 MS    7/XX/2001    Purchase      Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                        *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2                                                                                                     amount of $XXX.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              COMMENT: 2024/XX/30: TIL itemization did not disclose an attorney's fee of $XXX as prepaid finance charge.
3653566935 XXX       XXX       XXX       3                                                                                                                                                                                                                                  3           *** (OPEN) (Missing Doc) Incomplete loan images/file - EV3                                                                                                                                                                                                                                            *** (OPEN) (Missing Doc) Incomplete loan images/file                                                                                                                              D           D                    No
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              COMMENT: 2024/XX/30: File is missing HUD, Note or TIL required to run compliance.
2858181962 XXX       XXX       XXX       2                *** (OPEN) Missing Document: Credit Report not provided - EV3                                                                                                                                                     2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2007 which is 0 months prior to consummation. A lookback was performed to determine this application date. - EV2                                                                                                                                                                                                       B           B           Yes      Yes       Final HUD1 IL    3/XX/2007    Refinance     Primary     XXX        $XXX
                                                          *** (OPEN) Missing Document: Missing Final 1003 - EV1
3762425904 XXX       XXX       XXX       2                                                                                                                                                                                                                                  2           *** (OPEN) Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates. - EV2                                                                                                                                                                                                                                                                                                                                                     B           B           Yes      Yes       Final HUD1 TX    5/XX/2002    Purchase      Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                        *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
2851309321 XXX       XXX       XXX       2                                                                                                                                                                                                                                  2           *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2                                                                                                                                                                                                                                                                                                            B           B           No       Yes       Final HUD1 NC    8/XX/2006    Purchase      Primary     XXX        $XXX
3398918345 XXX       XXX       XXX       2                                                                                                                                                                                                                                  2           *** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2                                                                                                                                                                                                                                                                                                                                                               B           B           Yes      Yes       Final HUD1 NJ    10/XX/2005   Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                        *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
2928761699 XXX       XXX       XXX       2                                                                                                                                                                                                                                  2           *** (OPEN) (Doc Error) Initial GFE not provided - EV2                                                                                                                                                                                                                                                 *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the       B           B           Yes      Yes       Final HUD1 VA    3/XX/2005    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                        *** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2                                                                                                                                                                             amount of $XXX.
                                                                                                                                                                                                                                                                                        *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2                                                                                                     COMMENT: 2020/XX/31: Unable to determine under disclosure due to missing itemization of amount financed.
3265750174 XXX       XXX       XXX       1                                                                                                                                                                                                                                  1                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                   A           A           Yes      Yes       Final HUD1 TX    7/XX/2006    Purchase      Primary     XXX        $XXX
3021119864 XXX       XXX       XXX       2                                                                                                                                                                                                                                  2           *** (OPEN) (Doc Error) Initial GFE not provided - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                   B           B           Yes      Yes       Final HUD1 CT    3/XX/2007    Purchase      Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                        *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Prepaid Interest From Date from HUD-1 or final closing disclosure of 03/XX/2007 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2
3093978478 XXX       XXX       XXX       3                *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following                                                                                                                     3           *** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing Material: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3                                                                                                                                                                                                                                                                 D           D           Yes      No        Missing    MD    8/XX/2006    Refinance     UTD         XXX        $XXX
                                                          clauses: - EV2                                                                                                                                                                                                                *** (OPEN) (Doc Error) Initial GFE not provided - EV2
                                                          *** (OPEN) Missing Document: Missing Final 1003 - EV1                                                                                                                                                                         *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 08/XX/2006 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Maryland Late Charge Grace Period Testing: Maryland Late Charge: Note grace period of 7 days is less than the state minimum of 15 days. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2006 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2
2947381402 XXX       XXX       XXX       2                *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following                                                                                                                     2           *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 04/XX/2006 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                                                            B           B           Yes      Yes       Final HUD1 OH    4/XX/2006    Refinance     Primary     XXX        $XXX
                                                          clauses: - EV2                                                                                                                                                                                                                *** (OPEN) Ohio Prepayment Penalty: Ohio Prepayment Penalty: Maximum calculated prepay of $XXX exceeds the state maximum of 1% of the original balance ($XXX).  Prepay language states prepay will not exceed maximum permitted by applicable law. - EV2
                                                          *** (OPEN) Missing Document: Missing Final 1003 - EV1                                                                                                                                                                         *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 04/XX/2006, prior to three (3) business days from transaction date of 4/XX/2006 12:00:00 AM. - EV2
3728016176 XXX       XXX       XXX       2                                                                                                                                                                                                                                  2           *** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2                                                                                                                                                                                                                                                                                                                                                               B           B           No       Yes       Final HUD1 CA    5/XX/2005    Refinance     Investment  XXX        $XXX
                                                                                                                                                                                                                                                                                        *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
3114675054 XXX       XXX       XXX       2                                                                                                                                                                                                                                  2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2009 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2                                                                                                                                                                                                       B           B           Yes      Yes       Final HUD1 LA    3/XX/2009    Refinance     Primary     XXX        $XXX
3378750613 XXX       XXX       XXX       3        1                                                                                                                                                                                                                         3           *** (OPEN) (Missing Doc) Incomplete loan images/file - EV3                                                                                                                                                                                                                                            *** (OPEN) (Missing Doc) Incomplete loan images/file                                                                                                                              D           D                    No
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              COMMENT: 2024/XX/24: The file is missing one or more of the core documents required for a review.  Please provide an AUS, Approval or 1008, income verification, asset verification, and an origination credit report.
2924687717 XXX       XXX       XXX       3        1                                                                                                                                                                                                                         3           *** (OPEN) (Missing Doc) Incomplete loan images/file - EV3                                                                                                                                                                                                                                            *** (OPEN) (Missing Doc) Incomplete loan images/file                                                                                                                              D           D                    No
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              COMMENT: 2024/XX/25: The file is missing one or more of the core documents required for a review.  Please provide initial 1003, final 1003, an AUS, Approval or 1008, income verification, asset verification, an origination credit report, and all issued LE's and CD's.
3792764329 XXX       XXX       XXX       2                                                                                                                                                                                                                                  2           *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Prepaid Interest From Date from HUD-1 or final closing disclosure of 09/XX/1998 used as disbursement date for compliance testing. - EV2                                        *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the       B           B           No       Yes       Final HUD1 MD    9/XX/1998    Purchase      Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                        *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2                                                                                                     amount of $XXX.
                                                                                                                                                                                                                                                                                        *** (OPEN) Maryland Interest and Usury Prepayment Penalty: Maryland Prepayment Penalty: Maximum calculated prepay of $XXX exceeds the state maximum of 2 months interest calculated on 2/3 of the original balance ($XXX).  Prepay language states prepay will not exceed maximum permitted by        COMMENT: 2024/XX/29: TIL itemization did not disclose a settlement fee of $XXX as a prepaid finance charge. The TIL Itemization disclosed a document prep fee of $XXX which is
                                                                                                                                                                                                                                                                                        applicable law. - EV2                                                                                                                                                                                                                                                                                 not reflected on the hud as a prepaid finance charge.
                                                                                                                                                                                                                                                                                        *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/1998 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
3148718600 XXX       XXX       XXX       2                *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following                                                                                                                     2           *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 10/XX/2007 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                                                            B           B           Yes      Yes       Final HUD1 NV    10/XX/2007   Refinance     Primary     XXX        $XXX
                                                          clauses: - EV2                                                                                                                                                                                                                *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                          *** (OPEN) Missing Document: Missing Final 1003 - EV1                                                                                                                                                                         *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 10/XX/2007, prior to three (3) business days from transaction date of 10/XX/2007 12:00:00 AM. - EV2
3547948106 XXX       XXX       XXX       2        1                                                                                                                                                                                                                         2           *** (OPEN) ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/02/XX/2022) - EV2                                                                                                                                                                                                 B           B           Yes      No                   FL    3/XX/2022    Refinance     Primary     XXX        $XXX                  Safe Harbor  Safe Harbor
                                                                                                                                                                                                                                                                                        *** (CURED) TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Sufficient or excess cure was provided to the borrower at                                                                                                                                                                                                                                                                                                                              QM (APOR)    QM (APOR)
                                                                                                                                                                                                                                                                                        Closing. (7506) - EV1
3539002396 XXX       XXX       XXX       1                *** (CLEARED) AUS/Guideline Findings: All conditions were not met - EV1                           *** (CLEARED) AUS/Guideline Findings: All conditions were not met                                               1           *** (CLEARED) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due Diligence Loan Designation of ATR Risk. - EV1                                                                           *** (CLEARED) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due     A           A           Yes      No                   NC    4/XX/2020    Purchase      Primary     XXX        $XXX                  Temporary    Temporary
                                                          *** (CLEARED) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV1           COMMENT: 2022/XX/17: All conditions have not been met due to the Missing MI Cert                                            *** (CLEARED) General Ability To Repay Provision Non QM DTI significantly exceeds Guidelines: Ability to Repay (Dodd-Frank 2014): The DTI calculated in accordance with the 1026.43(c)(5) of 314.80% significantly exceeds the guideline maximum of 47.28%. (DTI Exception requires compelling        Diligence Loan Designation of ATR Risk.                                                                                                                                                                                                                                                                               SHQM         SHQM
                                                                                                                                                            *** (CLEARED) Missing Document: Mortgage Insurance Certificate (MIC) not provided                                           compensating factors to consider regrading to EV2-B.) - EV1                                                                                                                                                                                                                                           COMMENT: 2022/XX/17: Loan is AUS Approved with a Loan Designation of Temporary SHQM but due to missing MI Cert the loan is waterfalling to a Loan Designation of ATR Risk.                                                                                                                                            (GSE/Agency  (GSE/Agency
                                                                                                                                                            COMMENT: 2022/XX/21: Missing Lender paid MI cert                                                                            *** (CLEARED) QM DTI: Qualified Mortgage (Dodd-Frank 2014): Total Debt to Income Ratio exceeds 43% and the images do not provide evidence loan is eligible for purchase, guarantee or insurance by the appropriate agency. - EV1                                                                      *** (CLEARED) QM DTI: Qualified Mortgage (Dodd-Frank 2014): Total Debt to Income Ratio exceeds 43% and the images do not provide evidence loan is eligible for purchase,                                                                                                                                              Eligible)    Eligible)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              guarantee or insurance by the appropriate agency.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              COMMENT: 2022/XX/17: Due to all DU requirements not being met (MI missing), the balloon payment is used to qualify for the 2nd mortgage.
2990618719 XXX       XXX       XXX       1                *** (CLEARED) AUS/Guideline Findings: All conditions were not met - EV1                           *** (CLEARED) AUS/Guideline Findings: All conditions were not met                                               1           *** (CLEARED) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due Diligence Loan Designation of ATR Risk. - EV1                                                                           *** (CLEARED) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due     A           A           Yes      No                   GA    3/XX/2019    Purchase      Primary     XXX        $XXX                  Temporary    Temporary
                                                          *** (CLEARED) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV1           COMMENT: 2022/XX/17: The loan is missing evidence of mortgage insurance required by the AUS.                                *** (CLEARED) General Ability To Repay Provision Non QM DTI significantly exceeds Guidelines: Ability to Repay (Dodd-Frank 2014): The DTI calculated in accordance with the 1026.43(c)(5) of 282.14% significantly exceeds the guideline maximum of 47.99%. (DTI Exception requires compelling        Diligence Loan Designation of ATR Risk.                                                                                                                                                                                                                                                                               SHQM         SHQM
                                                                                                                                                            *** (CLEARED) Missing Document: Mortgage Insurance Certificate (MIC) not provided                                           compensating factors to consider regrading to EV2-B.) - EV1                                                                                                                                                                                                                                           COMMENT: 2022/XX/17: Loan is AUS Approved with a Loan Designation of Temporary SHQM but due to missing MI Cert the loan is waterfalling to a Loan Designation of ATR Risk.                                                                                                                                            (GSE/Agency  (GSE/Agency
                                                                                                                                                            COMMENT: 2022/XX/21: Provide Mortgage insurance Certificate.                                                                *** (CLEARED) QM DTI: Qualified Mortgage (Dodd-Frank 2014): Total Debt to Income Ratio exceeds 43% and the images do not provide evidence loan is eligible for purchase, guarantee or insurance by the appropriate agency. - EV1                                                                      *** (CLEARED) QM DTI: Qualified Mortgage (Dodd-Frank 2014): Total Debt to Income Ratio exceeds 43% and the images do not provide evidence loan is eligible for purchase,                                                                                                                                              Eligible)    Eligible)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              guarantee or insurance by the appropriate agency.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              COMMENT: 2022/XX/17: Due to all DU requirements not being met (MI missing), the balloon payment is used to qualify for the 2nd mortgage.
3568896001 XXX       XXX       XXX       2                *** (CLEARED) AUS/Guideline Findings: All conditions were not met - EV1                           *** (CLEARED) AUS/Guideline Findings: All conditions were not met                                               2           *** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Re-Inspection Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower.       *** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Re-        B           B           Yes      No                   VA    5/XX/2019    Purchase      Primary     XXX        $XXX                  Temporary    Temporary
                                                          *** (CLEARED) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV1           COMMENT: 2022/XX/17: Mortgage insurance coverage is required but not documented.                                            (75103) - EV2                                                                                                                                                                                                                                                                                         Inspection Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (75103)                                                                                                                                                                                         SHQM         SHQM
                                                                                                                                                                                                                                                                                        *** (CLEARED) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due Diligence Loan Designation of ATR Risk. - EV1                                                                           COMMENT: 2022/XX/05: No change of circumstance was evident and no cure is provided.                                                                                                                                                                                                                                   (GSE/Agency  (GSE/Agency
                                                                                                                                                                                                                                                                                        *** (CLEARED) General Ability To Repay Provision Non QM DTI significantly exceeds Guidelines: Ability to Repay (Dodd-Frank 2014): The DTI calculated in accordance with the 1026.43(c)(5) of 300.28% significantly exceeds the guideline maximum of 44.12%. (DTI Exception requires compelling        *** (CLEARED) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due                                                                                                                                         Eligible)    Eligible)
                                                                                                                                                                                                                                                                                        compensating factors to consider regrading to EV2-B.) - EV1                                                                                                                                                                                                                                           Diligence Loan Designation of ATR Risk.
                                                                                                                                                                                                                                                                                        *** (CLEARED) QM DTI: Qualified Mortgage (Dodd-Frank 2014): Total Debt to Income Ratio exceeds 43% and the images do not provide evidence loan is eligible for purchase, guarantee or insurance by the appropriate agency. - EV1                                                                      COMMENT: 2022/XX/17: Loan is AUS Approved with a Loan Designation of Temporary SHQM but due to missing MI Cert the loan is waterfalling to a Loan Designation of ATR Risk.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              *** (CLEARED) QM DTI: Qualified Mortgage (Dodd-Frank 2014): Total Debt to Income Ratio exceeds 43% and the images do not provide evidence loan is eligible for purchase, guarantee or insurance by the appropriate agency.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              COMMENT: 2022/XX/17: Due to all DU requirements not being met (MI missing), the balloon payment is used to qualify for the 2nd mortgage.
3210952527 XXX       XXX       XXX       1                *** (CLEARED) AUS/Guideline Findings: All conditions were not met - EV1                           *** (CLEARED) AUS/Guideline Findings: All conditions were not met                                               1           *** (CLEARED) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due Diligence Loan Designation of Non QM. - EV1                                                                             *** (CLEARED) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due     A           A           Yes      No                   UT    6/XX/2019    Purchase      Primary     XXX        $XXX                  Temporary    Temporary
                                                          *** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most   COMMENT: 2022/XX/17: Missing required MI cert.                                                                              *** (CLEARED) QM DTI: Qualified Mortgage (Dodd-Frank 2014): Total Debt to Income Ratio exceeds 43% and the images do not provide evidence loan is eligible for purchase, guarantee or insurance by the appropriate agency. - EV1                                                                      Diligence Loan Designation of Non QM.                                                                                                                                                                                                                                                                                 SHQM         SHQM
                                                          recent FEMA disaster. - EV1                                                                       *** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA                                                                                                                                                                                                                                                                                                                       COMMENT: 2022/XX/17: Loan was AUS approved however due to missing the MI cert. required per AUS, loan is waterfalling to a Due Diligence Loan Designation of Non QM.                                                                                                                                                  (GSE/Agency  (GSE/Agency
                                                          *** (CLEARED) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV1           disaster.                                                                                                                                                                                                                                                                                                                                                                                                                         *** (CLEARED) QM DTI: Qualified Mortgage (Dodd-Frank 2014): Total Debt to Income Ratio exceeds 43% and the images do not provide evidence loan is eligible for purchase,                                                                                                                                              Eligible)    Eligible)
                                                                                                                                                            COMMENT: 2022/XX/28: Most Recent Valuation Inspection Date: XX/XX/XXXX                                                                                                                                                                                                                                                                                                                                                            guarantee or insurance by the appropriate agency.
                                                                                                                                                            Disaster End Date: XX/XX/XXXX                                                                                                                                                                                                                                                                                                                                                                                                     COMMENT: 2022/XX/17: Loan was AUS approved with a DTI of 47.40%, calculated dti is 48.47%. Loan is water falling to ATR/QM standard requirements which allows maximum dti of 43%.
                                                                                                                                                            Disaster Name: XXX
                                                                                                                                                            Disaster Declaration Date: XX/XX/XXXX
                                                                                                                                                            *** (CLEARED) Missing Document: Mortgage Insurance Certificate (MIC) not provided
                                                                                                                                                            COMMENT: 2022/XX/21: Per AUS Mortgage insurance is required.  Mortgage insurance Certificate is missing.
3153467568 XXX       XXX       XXX       2                *** (CLEARED) AUS/Guideline Findings: All conditions were not met - EV1                           *** (CLEARED) AUS/Guideline Findings: All conditions were not met                                               2           *** (OPEN) ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/05/XX/2019) - EV2               *** (OPEN) ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each B           B           Yes      No                   NH    5/XX/2019    Refinance     Primary     XXX        $XXX                  Temporary    Temporary
                                                          *** (CLEARED) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV1           COMMENT: 2022/XX/17: MI not provided per AUS.                                                                               *** (CLEARED) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due Diligence Loan Designation of ATR Fail. - EV1                                                                           valuation to applicant three (3) business days prior to consummation. (Type:Primary/05/XX/2019)                                                                                                                                                                                                                       SHQM         SHQM
                                                                                                                                                                                                                                                                                        *** (CLEARED) General Ability To Repay Provision Employment - W-2: Ability to Repay (Dodd-Frank 2014): Unable to verify current Wages/W-2 employment status using reasonably reliable third-party records. (XXX XXX/Wages) - EV1                                                                      COMMENT: 2022/XX/05: Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.                                                                                                                                                                                    (GSE/Agency  (GSE/Agency
                                                                                                                                                                                                                                                                                        *** (CLEARED) NonQM ATR: Ability-to-Repay (Dodd-Frank 2014): General Ability-to-Repay requirements not satisfied. - EV1                                                                                                                                                                               *** (CLEARED) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due                                                                                                                                         Eligible)    Eligible)
                                                                                                                                                                                                                                                                                        *** (CLEARED) QM DTI: Qualified Mortgage (Dodd-Frank 2014): Total Debt to Income Ratio exceeds 43% and the images do not provide evidence loan is eligible for purchase, guarantee or insurance by the appropriate agency. - EV1                                                                      Diligence Loan Designation of ATR Fail.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              COMMENT: 2022/XX/17: AUS required MI; no evidence of MI provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              *** (CLEARED) General Ability To Repay Provision Employment - W-2: Ability to Repay (Dodd-Frank 2014): Unable to verify current Wages/W-2 employment status using reasonably reliable third-party records. (XXX XXX/Wages)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              COMMENT: 2022/XX/17: AUS required MI; no evidence of MI provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              *** (CLEARED) NonQM ATR: Ability-to-Repay (Dodd-Frank 2014): General Ability-to-Repay requirements not satisfied.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              COMMENT: 2022/XX/17: AUS required MI; no evidence of MI provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              *** (CLEARED) QM DTI: Qualified Mortgage (Dodd-Frank 2014): Total Debt to Income Ratio exceeds 43% and the images do not provide evidence loan is eligible for purchase, guarantee or insurance by the appropriate agency.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              COMMENT: 2022/XX/17: AUS required MI; no evidence of MI provided.
2927824515 XXX       XXX       XXX       3                *** (OPEN) Asset documentation requirements not met. - EV3                                        *** (OPEN) Asset documentation requirements not met.                                                            3           *** (OPEN) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due Diligence Loan Designation of Non QM. - EV3                                                                                *** (OPEN) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due        C           C           Yes      No                   NJ    7/XX/2019    Purchase      Primary     XXX        $XXX                  Temporary    Non QM
                                                          *** (OPEN) AUS Findings: Available for Closing discrepancy. - EV3                                 COMMENT: 2022/XX/06: Donor gift funds not sourced.                                                                          *** (OPEN) QM DTI: Qualified Mortgage (Dodd-Frank 2014): Total Debt to Income Ratio exceeds 43% and the images do not provide evidence loan is eligible for purchase, guarantee or insurance by the appropriate agency. - EV3                                                                         Diligence Loan Designation of Non QM.                                                                                                                                                                                                                                                                                 SHQM
                                                          *** (OPEN) AUS Findings: Qualifying asset balance discrepancy. - EV3                              *** (OPEN) Missing Document: Source of Funds/Deposit not provided                                                           *** (OPEN) Rental Income Documentation - Schedule E Method Test: Qualified Mortgage (Dodd-Frank 2014): Rental income documentation requirement not met for XXX.  Lease Agreement and/or Tax Return not provided. (XXX/Schedule E) - EV3                                                               COMMENT: 2022/XX/06: Loan is missing asset documentation and is waterfalling to ATR/QM standard documentation requirements.                                                                                                                                                                                           (GSE/Agency
                                                          *** (OPEN) Available for Closing is insufficient to cover Cash From Borrower. - EV3               COMMENT: 2022/XX/06: No evidence of source document for donor gift funds provided.                                          *** (OPEN) Sole Proprietorship Income Documentation Test: Qualified Mortgage (Dodd-Frank 2014): Self-employed income documentation not sufficient (Sole Proprietorship). (XXX XXX/Schedule C) - EV3                                                                                                   *** (OPEN) QM DTI: Qualified Mortgage (Dodd-Frank 2014): Total Debt to Income Ratio exceeds 43% and the images do not provide evidence loan is eligible for purchase, guarantee                                                                                                                                       Eligible)
                                                          *** (OPEN) Missing Document: Source of Funds/Deposit not provided - EV3                           *** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA                 *** (OPEN) ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/05/XX/2019) - EV2               or insurance by the appropriate agency.
                                                          *** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most   disaster.                                                                                                                   *** (OPEN) TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (Initial/06/XX/2019) - EV2                                                                      COMMENT: 2022/XX/06: Loan is missing asset documentation and is waterfalling to ATR/QM standard documentation requirements.
                                                          recent FEMA disaster. - EV1                                                                       COMMENT: 2022/XX/05: Most Recent Valuation Inspection Date: XX/XX/XXXX                                                                                                                                                                                                                                                                                                                                                            *** (OPEN) Rental Income Documentation - Schedule E Method Test: Qualified Mortgage (Dodd-Frank 2014): Rental income documentation requirement not met for XXX.  Lease Agreement
                                                          *** (CLEARED) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV1           Disaster End Date: XX/XX/XXXX                                                                                                                                                                                                                                                                                                                                                                                                     and/or Tax Return not provided. (XXX/Schedule E)
                                                                                                                                                            Disaster Name: XXX                                                                                                                                                                                                                                                                                                                                                                                                                COMMENT: 2022/XX/06: Loan is missing asset documentation and is waterfalling to ATR/QM standard documentation requirements.
                                                                                                                                                            Disaster Declaration Date: XX/XX/XXXX                                                                                                                                                                                                                                                                                                                                                                                             *** (OPEN) Sole Proprietorship Income Documentation Test: Qualified Mortgage (Dodd-Frank 2014): Self-employed income documentation not sufficient (Sole Proprietorship). (XXX
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              XXX/Schedule C)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              COMMENT: 2022/XX/06: Loan is missing asset documentation and is waterfalling to ATR/QM standard documentation requirements.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              *** (OPEN) ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/05/XX/2019)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              COMMENT: 2022/XX/05: Missing evidence that the borrower received a copy of the appraisal three business days prior to the consummation date of 7/XX/2019.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              *** (OPEN) TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (Initial/06/XX/2019)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              COMMENT: 2022/XX/05: The initial Closing Disclosure is dated 6/XX/2019. The closing date is 7/XX/2019. The initial Closing Disclosure was not provided at least three business days prior to closing.
3628975818 XXX       XXX       XXX       3                *** (OPEN) Income Docs Missing:: Borrower: XXX - EV3                                              *** (OPEN) Income Docs Missing:: Borrower: XXX                                                                  3           *** (OPEN) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due Diligence Loan Designation of Non QM. - EV3                                                                                *** (OPEN) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due        C           C           Yes      No                   FL    9/XX/2019    Purchase      Primary     XXX        $XXX                  Temporary    Non QM
                                                          *** (OPEN) Income documentation requirements not met. - EV3                                       COMMENT: 2022/XX/06: Third party verification like a CPA letter or business license is not in file and required             *** (OPEN) Overtime Bonus 2Yr Calc: Qualified Mortgage (Dodd-Frank 2014): Use of Overtime/Bonus income for less than two (2) years not justified or documented in writing. (XXX XXX/Overtime) - EV3                                                                                                   Diligence Loan Designation of Non QM.                                                                                                                                                                                                                                                                                 SHQM
                                                          *** (OPEN) Missing Document: Note - Subordinate Lien not provided - EV3                           per AUS.                                                                                                                    *** (OPEN) Overtime Bonus Declining: Qualified Mortgage (Dodd-Frank 2014): Use of continual decline in income for Overtime/Bonus not justified or documented. (XXX XXX/Overtime) - EV3                                                                                                                COMMENT: 2022/XX/06: Missing third party verification for self employed.                                                                                                                                                                                                                                              (GSE/Agency
                                                          *** (CLEARED) AUS/Guideline Findings: All conditions were not met - EV1                           *** (OPEN) Income documentation requirements not met.                                                                       *** (OPEN) QM DTI: Qualified Mortgage (Dodd-Frank 2014): Total Debt to Income Ratio exceeds 43% and the images do not provide evidence loan is eligible for purchase, guarantee or insurance by the appropriate agency. - EV3                                                                         Loan is waterfalling to ATR/QM standard documentation.                                                                                                                                                                                                                                                                Eligible)
                                                          *** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most   COMMENT: 2022/XX/10: Missing third party verification for self employed.                                                    *** (OPEN) Sole Proprietorship Income Documentation Test: Qualified Mortgage (Dodd-Frank 2014): Self-employed income documentation not sufficient (Sole Proprietorship). (XXX XXX/Schedule C) - EV3                                                                                                   *** (OPEN) Overtime Bonus 2Yr Calc: Qualified Mortgage (Dodd-Frank 2014): Use of Overtime/Bonus income for less than two (2) years not justified or documented in writing. (XXX
                                                          recent FEMA disaster. - EV1                                                                       *** (CLEARED) AUS/Guideline Findings: All conditions were not met                                                           *** (OPEN) (Fed HPML Provision) Federal Higher-Priced Mortgage Loan (Flipped Property - Did Not Obtain 2 Appraisals): TILA HPML Appraisal Rule  (Dodd-Frank 2014): Flipped Property - Creditor did not obtain two (2) written appraisals. - EV2                                                       XXX/Overtime)
                                                          *** (CLEARED) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV1           COMMENT: 2022/XX/17: AUS required MI; no evidence of MI provided.                                                           *** (OPEN) Federal HPML 2014 Non Compliant: Federal Higher-Priced Mortgage Loan: APR on subject loan of 5.43450% or Final Disclosure APR of 5.44100% is in excess of allowable threshold of APOR 3.62% + 1.5%, or 5.12000%.  Non-Compliant Higher Priced Mortgage Loan. - EV2                         COMMENT: 2022/XX/06: Missing third party verification for self employed.
                                                                                                                                                            *** (CLEARED) Missing Document: Mortgage Insurance Certificate (MIC) not provided                                           *** (OPEN) QM Employment History - Current Employment Documentation lacks Date Info: Qualified Mortgage (Dodd-Frank 2014): Missing Employment Dates to verify two years current employment. (XXX/11459822) - EV2                                                                                      Loan is waterfalling to ATR/QM standard documentation.
                                                                                                                                                            COMMENT: 2022/XX/21: MI certificate is not in file and required in AUS.                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Overtime Bonus Declining: Qualified Mortgage (Dodd-Frank 2014): Use of continual decline in income for Overtime/Bonus not justified or documented. (XXX XXX/Overtime)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              COMMENT: 2022/XX/06: Missing third party verification for self employed.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              Loan is waterfalling to ATR/QM standard documentation.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              *** (OPEN) QM DTI: Qualified Mortgage (Dodd-Frank 2014): Total Debt to Income Ratio exceeds 43% and the images do not provide evidence loan is eligible for purchase, guarantee or insurance by the appropriate agency.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              COMMENT: 2022/XX/06: Missing third party verification for self employed.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              Loan is waterfalling to ATR/QM standard documentation.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              *** (OPEN) Sole Proprietorship Income Documentation Test: Qualified Mortgage (Dodd-Frank 2014): Self-employed income documentation not sufficient (Sole Proprietorship). (XXX
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              XXX/Schedule C)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              COMMENT: 2022/XX/06: Missing third party verification for self employed.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              Loan is waterfalling to ATR/QM standard documentation.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              *** (OPEN) QM Employment History - Current Employment Documentation lacks Date Info: Qualified Mortgage (Dodd-Frank 2014): Missing Employment Dates to verify two years current employment. (XXX/11459822)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              COMMENT: 2022/XX/06: Missing third party verification for self employed.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              Loan is waterfalling to ATR/QM standard documentation.
3267362380 XXX       XXX       XXX       3                                                                                                                                                                                                                                  3           *** (OPEN) Unknown Loan Designation Test: Ability to Repay / Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation not provided. Loan tested as Non-QM.  Due Diligence Loan Designation is Non QM. - EV3                                                                                  *** (OPEN) (Fed HPML Provision) Federal Higher-Priced Mortgage Loan (Timing of Appraisal to Consumer): TILA HPML Appraisal Rule (Dodd-Frank 2014): Creditor did not provide a     B           C           Yes      No                   MI    11/XX/2020   Purchase      Primary     XXX        $XXX                  UTD          Non QM
                                                                                                                                                                                                                                                                                        *** (OPEN) (Fed HPML Provision) Federal Higher-Priced Mortgage Loan (Timing of Appraisal to Consumer): TILA HPML Appraisal Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/11/XX/2020) - EV2      copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/11/XX/2020)
                                                                                                                                                                                                                                                                                        *** (OPEN) ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before       COMMENT: 2023/XX/03: Evidence of appraisal delivery is provided, however, the document is undated.
                                                                                                                                                                                                                                                                                        closing. (Type:Primary/11/XX/2020) - EV2                                                                                                                                                                                                                                                              *** (OPEN) ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy
                                                                                                                                                                                                                                                                                        *** (OPEN) Federal HPML 2014 Non Compliant: Federal Higher-Priced Mortgage Loan: APR on subject loan of 4.09230% or Final Disclosure APR of 4.20500% is in excess of allowable threshold of APOR 2.40% + 1.5%, or 3.90000%.  Non-Compliant Higher Priced Mortgage Loan. - EV2                         of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing. (Type:Primary/11/XX/2020)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              COMMENT: 2023/XX/03: Evidence of appraisal delivery is provided, however, the document is undated.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              *** (OPEN) Federal HPML 2014 Non Compliant: Federal Higher-Priced Mortgage Loan: APR on subject loan of 4.09230% or Final Disclosure APR of 4.20500% is in excess of allowable threshold of APOR 2.40% + 1.5%, or 3.90000%.  Non-Compliant Higher Priced Mortgage Loan.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              COMMENT: 2023/XX/03: APR on subject loan of 4.09230% or Final Disclosure APR of 4.20500% is in excess of allowable threshold of APOR 2.40% + 1.5%, or 3.90000%.  Non-Compliant
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              Higher Priced Mortgage Loan.
3646822800 XXX       XXX       XXX       3                *** (OPEN) AUS Findings: Combined High loan to value discrepancy. - EV3                           *** (OPEN) AUS Findings: Combined High loan to value discrepancy.                                               3           *** (OPEN) Unknown Loan Designation Test: Ability to Repay / Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation not provided. Loan tested as Non-QM.  Due Diligence Loan Designation is Non QM. - EV3                                                                                                                                                                                                                                                                    B           C           Yes      No                   WI    12/XX/2018   Purchase      Primary     XXX        $XXX                  UTD          Non QM
                                                          *** (OPEN) AUS Findings: Combined loan to value discrepancy. - EV3                                COMMENT: 2022/XX/30: The Final Inspection 442 is missing from the loan file to verify Final Purchase and
                                                          *** (OPEN) AUS Findings: Loan to value discrepancy. - EV3                                         appraisal amount.
                                                                                                                                                            *** (OPEN) AUS Findings: Combined loan to value discrepancy.
                                                                                                                                                            COMMENT: 2022/XX/30: The Final Inspection 442 is missing from the loan file to verify Final Purchase and appraisal amount.
                                                                                                                                                            *** (OPEN) AUS Findings: Loan to value discrepancy.
                                                                                                                                                            COMMENT: 2022/XX/30: The Final Inspection 442 is missing from the loan file to verify Final Purchase and appraisal amount.
3661192282 XXX       XXX       XXX       3                                                                                                                                                                                                                                  3           *** (OPEN) Unknown Loan Designation Test: Ability to Repay / Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation not provided. Loan tested as Non-QM.  Due Diligence Loan Designation is Non QM. - EV3                                                                                  *** (OPEN) Unknown Loan Designation Test: Ability to Repay / Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation not provided. Loan tested as Non-QM.  Due          B           C           Yes      No                   PA    10/XX/2021   Purchase      Primary     XXX        $XXX                  UTD          Non QM
                                                                                                                                                                                                                                                                                        *** (OPEN) TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $XXX exceeds tolerance of $XXX plus 10% or $XXX.  Insufficient or no cure was provided to the borrower. (0) - EV2             Diligence Loan Designation is Non QM.
                                                                                                                                                                                                                                                                                        *** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Tax Service Fee (Life Of Loan).  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower.    COMMENT: 2023/XX/03: Loan designation not provided on AUS approval
                                                                                                                                                                                                                                                                                        (7580) - EV2                                                                                                                                                                                                                                                                                          *** (OPEN) TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $XXX
                                                                                                                                                                                                                                                                                        *** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7506) - EV2        exceeds tolerance of $XXX plus 10% or $XXX.  Insufficient or no cure was provided to the borrower. (0)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              COMMENT: 2023/XX/03: Fees iincreased without a valid COC. An cure in the amount of $XXX is reflected but is isufficient to cure the total tolerance violations for the loan.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              *** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Tax Service Fee
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              (Life Of Loan).  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7580)
                                                                                                                                                                                                                                                                                                                                                                                                    COMMENT: 2023/XX/03: Fees iincreased without a valid COC. An cure in the amount of $XXX is reflected but is isufficient to cure the total tolerance violations for the loan.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              *** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee.  Fee
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7506)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              COMMENT: 2023/XX/03: Fees iincreased without a valid COC. An cure in the amount of $XXX is reflected but is isufficient to cure the total tolerance violations for the loan.
3669924511 XXX       XXX       XXX       3        3       *** (OPEN) Credit Exception: - EV3                                                                *** (OPEN) Credit Exception:                                                                                    2           *** (OPEN) TRID Final Closing Disclosure Will Have Escrow -  Initial Escrow Payment By All Parties: TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on 02/XX/2022 disclosed an Initial Escrow Payment that includes both borrower and non-borrower paid        *** (OPEN) TRID Final Closing Disclosure Will Have Escrow -  Initial Escrow Payment By All Parties: TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure B           B           Yes      No                   MD    2/XX/2022    Refinance     Primary     XXX        $XXX                  Safe Harbor  Safe Harbor
                                                                                                                                                            COMMENT: 2023/XX/24: Known defect:  FB prior to delivery                                                                    amounts. (Final/02/XX/2022) - EV2                                                                                                                                                                                                                                                                     provided on 02/XX/2022 disclosed an Initial Escrow Payment that includes both borrower and non-borrower paid amounts. (Final/02/XX/2022)                                                                                                                                                                              QM (APOR)    QM (APOR)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              COMMENT: 2023/XX/21: Lender contributed to initial escrow deposits.
3093114771 XXX       XXX       XXX       3        3       *** (OPEN) Credit Exception: - EV3                                                                *** (OPEN) Credit Exception:                                                                                    1           *** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV1                                                                                                                                                                                                                                                                                     B           B           Yes      No                   FL    8/XX/2022    Purchase      Primary     XXX        $XXX                  Safe Harbor  Safe Harbor
                                                          *** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most   COMMENT: 2023/XX/24: Known defect:  Loan granted forbearance prior to delivery                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          QM (APOR)    QM (APOR)
                                                          recent FEMA disaster. - EV1
3239990338 XXX       XXX       XXX       3        3       *** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3                           *** (CLEARED) Guideline Issue:Insufficient asset documentation.: Financial Institution: XXX // Account Type:    2           *** (OPEN) ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/12/XX/2017) - EV2               *** (OPEN) ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each B           B           No       No                   CA    1/XX/2018    Purchase      Second Home XXX        $XXX                  Non QM       Non QM
                                                          *** (OPEN) Missing Document: Fraud Report not provided - EV3                                      Savings / Account Number: XXX                                                                                               *** (OPEN) TRID Final Closing Disclosure Amount Financed: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on 01/XX/2018 disclosed an Amount Financed that was not within tolerance of the actual amount financed for the loan. (Final/01/XX/2018) - EV2       valuation to applicant three (3) business days prior to consummation. (Type:Primary/12/XX/2017)
                                                          *** (CLEARED) Guideline Issue:Insufficient asset documentation.: Financial Institution: XXX //    COMMENT: 2023/XX/10: Required consecutive 2 months Bank Statement for Sterling #5994 to verify.                             *** (OPEN) TRID Final Closing Disclosure APR Inaccurate - Irregular Transaction. Timing Without Waiver: TILA-RESPA Integrated Disclosure - Loan Calculations - APR disclosed on final CD 01/XX/2018 is inaccurate (off by more than 0.25%) compared to actual APR at consummation.  Closing           COMMENT: 2023/XX/01: Appraisal provided date and waiver information is missing.
                                                          Account Type: Savings / Account Number: XXX - EV1                                                 *** (CLEARED) Missing Document: Asset not provided                                                                          Disclosure not provided to Borrower at least three (3) business days prior to closing. (Final/01/XX/2018) - EV2                                                                                                                                                                                       *** (OPEN) TRID Final Closing Disclosure Amount Financed: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on 01/XX/2018 disclosed an
                                                          *** (CLEARED) Guideline Requirement: Combined loan to value discrepancy. - EV1                    COMMENT: 2023/XX/10: Per application, it appears file is missing additional bank statements.                                *** (OPEN) TRID Final Closing Disclosure APR Irregular Transaction: TILA-RESPA Integrated Disclosure - Loan Calculations:  APR of 5.87700% on Final Closing Disclosure provided on 01/XX/2018 is under-disclosed from the calculated APR of 6.22930% outside of 0.250% tolerance. (Final/01/XX/2018)  Amount Financed that was not within tolerance of the actual amount financed for the loan. (Final/01/XX/2018)
                                                          *** (CLEARED) Guideline Requirement: Loan to value discrepancy. - EV1                             *** (CLEARED) Missing Document: Asset not provided                                                                          - EV2                                                                                                                                                                                                                                                                                                 COMMENT: 2023/XX/01: Amount finance is under disclosed by $XXX. Unable to determine cause for under disclosure
                                                          *** (CLEARED) Missing Document: Asset not provided - EV1                                          COMMENT: 2023/XX/10: Missing Donor ID for Gift Letter                                                                       *** (OPEN) TRID Final Closing Disclosure Finance Charge: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on 01/XX/2018 disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan (fee amounts included in   *** (OPEN) TRID Final Closing Disclosure APR Irregular Transaction: TILA-RESPA Integrated Disclosure - Loan Calculations:  APR of 5.87700% on Final Closing Disclosure provided
                                                          *** (CLEARED) Missing Document: Verification of Rent (VOR) / Verification of Mortgage (VOM) not   *** (CLEARED) Missing Document: Verification of Rent (VOR) / Verification of Mortgage (VOM) not provided                    Finance Charge calculation are based on Closing Disclosure dated 01/XX/2018). (Final/01/XX/2018) - EV2                                                                                                                                                                                                on 01/XX/2018 is under-disclosed from the calculated APR of 6.22930% outside of 0.250% tolerance. (Final/01/XX/2018)
                                                          provided - EV1                                                                                    COMMENT: 2023/XX/10: File is missing the rent free letter from the home owner as required by guides.                        *** (OPEN) TRID Final Closing Disclosure Total Of Payments: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on 01/XX/2018 disclosed an inaccurate Total of Payments on page 5 that does not match the actual total of payments for the loan (fee amounts      COMMENT: 2023/XX/01: Unable to determine cause for under disclosure.
                                                                                                                                                                                                                                                                                        included in TOP calculation are based on Closing Disclosure dated 01/XX/2018). (Final/01/XX/2018) - EV2                                                                                                                                                                                               *** (OPEN) TRID Final Closing Disclosure Finance Charge: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on 01/XX/2018 disclosed an
                                                                                                                                                                                                                                                                                        *** (OPEN) TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $XXX exceeds tolerance of $XXX plus 10% or $XXX.  Insufficient or no cure was provided to the borrower. (0) - EV2             inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan (fee amounts included in Finance Charge calculation are based on Closing
                                                                                                                                                                                                                                                                                        *** (CLEARED) Check Loan Designation Match - ATR: Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Fail. - EV1                                                                                                          Disclosure dated 01/XX/2018). (Final/01/XX/2018)
                                                                                                                                                                                                                                                                                        *** (CLEARED) General Ability To Repay Provision Income and Assets - Wages: Ability to Repay (Dodd-Frank 2014):  Unable to verify income due to, missing  W-2, Paystub, LES, ETS or WVOE. (XXX XXX/Wages) - EV1                                                                                       COMMENT: 2023/XX/01: Finance charge is under disclosed by $XXX. Clarity is calculating the under-disclosure correctly. The lender seems to be calculating payments after the
                                                                                                                                                                                                                                                                                        *** (CLEARED) NonQM ATR: Ability-to-Repay (Dodd-Frank 2014): General Ability-to-Repay requirements not satisfied. - EV1                                                                                                                                                                               first change on a Libor index that was not available at the time. This action is causing the difference in subsequent payments. The $XXX payment is based on a fully indexed rate of 6.375%, which is 6.33575% rounded to the nearest 0.125. The lender's payment was based on a fully indexed rate that is lower than what was available in the lookback. We have a folder of historical index rates, so I checked that and it agrees that the lowest index in the lookback was 2.01075. If the client can provide evidence of how they obtained the lower index that they used, we can review further, but based on the current loan file the loan appears to be under disclosed.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              *** (OPEN) TRID Final Closing Disclosure Total Of Payments: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on 01/XX/2018 disclosed an inaccurate Total of Payments on page 5 that does not match the actual total of payments for the loan (fee amounts included in TOP calculation are based on Closing Disclosure dated 01/XX/2018). (Final/01/XX/2018)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              COMMENT: 2023/XX/01: The Total of payments on the final CD issued 01/XX/2018 is $XXX, however the calculated total of payments is $XXX. Unable to determine reason for discrepancy.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              *** (OPEN) TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $XXX exceeds tolerance of $XXX plus 10% or $XXX.  Insufficient or no cure was provided to the borrower. (0)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              COMMENT: 2023/XX/01: File does not contain a valid COC for this fee, cure not provided at closing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              *** (CLEARED) Check Loan Designation Match - ATR: Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              Fail.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              COMMENT: 2023/XX/10: Failure due to missing income documentation.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              *** (CLEARED) General Ability To Repay Provision Income and Assets - Wages: Ability to Repay (Dodd-Frank 2014):  Unable to verify income due to, missing  W-2, Paystub, LES, ETS or WVOE. (XXX XXX/Wages)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              COMMENT: 2023/XX/10: Failure due to missing income documentation.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              *** (CLEARED) NonQM ATR: Ability-to-Repay (Dodd-Frank 2014): General Ability-to-Repay requirements not satisfied.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              COMMENT: 2023/XX/10: Failure due to missing income documentation.
2829902045 XXX       XXX       XXX       3        3       *** (OPEN) Employment was not verified within 10 days of the note date.: Borrower: XXX //         *** (OPEN) REO Documents are missing.: Address: XXX, FL                                                         2           *** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing. - EV2                                                                  *** (OPEN) TRID Final Closing Disclosure Finance Charge: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on 07/XX/2016 disclosed an       B           B           Yes      No                   FL    7/XX/2016    Refinance     Primary     XXX        $XXX                  Temporary    Temporary
                                                          Employment Type: Employment / Income Type: Wages / Start Date: 12/XX/2009 - EV3                   COMMENT: 2022/XX/26: Insurance Verification, Statement, Tax Verification                                                    *** (OPEN) TRID Final Closing Disclosure Finance Charge: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on 07/XX/2016 disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan (fee amounts included in   inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan (fee amounts included in Finance Charge calculation are based on Closing                                                                                                                                               SHQM         SHQM
                                                          *** (OPEN) REO Documents are missing.: Address: XXX, FL - EV3                                                                                                                                                                 Finance Charge calculation are based on Closing Disclosure dated 07/XX/2016). (Final/07/XX/2016) - EV2                                                                                                                                                                                                Disclosure dated 07/XX/2016). (Final/07/XX/2016)                                                                                                                                                                                                                                                                      (GSE/Agency  (GSE/Agency
                                                          *** (OPEN) The verification of employment is not within 10 business days of the Note.: Borrower:                                                                                                                              *** (OPEN) TRID Lender Credit Tolerance Violation: TILA-RESPA Integrated Disclosure: Zero Percent Tolerance exceeded for Lender Credits. Final Lender Credit of -$XXX  is less than amount of binding Lender Credit previously disclosed in the amount of -$XXX. (9300) - EV2                         COMMENT: 2022/XX/26: There is a variance of $XXX between finance charge $XXX reflected on finance CD and due diligence reviewed finance charge $XXX.                                                                                                                                                                  Eligible)    Eligible)
                                                          XXX // Employment Type: Employment / Income Type: Wages / Start Date: 12/XX/2009 - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                              *** (OPEN) TRID Lender Credit Tolerance Violation: TILA-RESPA Integrated Disclosure: Zero Percent Tolerance exceeded for Lender Credits. Final Lender Credit of -$XXX  is less
                                                          *** (OPEN) Verification(s) of employment is not within 10 business days of the Note.: Borrower:                                                                                                                                                                                                                                                                                                                                                                                                                                     than amount of binding Lender Credit previously disclosed in the amount of -$XXX. (9300)
                                                          XXX // Employment Type: Employment / Income Type: Wages / Start Date: 12/XX/2009 - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                              COMMENT: 2022/XX/26: Final Lender Credit of -$XXX reflected on Final CD dated 07/XX/2016 is less than amount of binding Lender Credit previously disclosed in the amount of -$XXX indicated on Initial LE dated 05/XX/2016
2895587626 XXX       XXX       XXX       2        1       *** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most   *** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA     2           *** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (8304) - EV2         *** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax.  Fee   B           B           Yes      No                   NY    9/XX/2017    Purchase      Primary     XXX        $XXX                  Temporary    Temporary
                                                          recent FEMA disaster. - EV1                                                                       disaster.                                                                                                                                                                                                                                                                                                                                                                                                                         Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (8304)                                                                                                                                                                                                               SHQM         SHQM
                                                                                                                                                            COMMENT: 2022/XX/31: Most Recent Valuation Inspection Date: XX/XX/XXXX                                                                                                                                                                                                                                                                                                                                                            COMMENT: 2022/XX/01: Failure due to inclusion of seller paid fees.  A cure was not disclosed and evidence that a valid COC was provided to the Borrower is missing.                                                                                                                                                   (GSE/Agency  (GSE/Agency
                                                                                                                                                            Disaster End Date: XX/XX/XXXX                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Eligible)    Eligible)
                                                                                                                                                            Disaster Name: XXX
                                                                                                                                                            Disaster Declaration Date: XX/XX/XXXX
2914418723 XXX       XXX       XXX       3        2       *** (OPEN) Due diligence review based on non-origination guidelines (i.e. aggregator, seller). -  *** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA     2           *** (OPEN) RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List of Homeownership Counseling Organizations to borrower. - EV2                                                                             *** (OPEN) TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Third Circuit): Truth in Lending Act: Notice of Right to Cancel was not executed on    B           B           Yes      No                   NJ    5/XX/2021    Refinance     Primary     XXX        $XXX                  Temporary    Temporary
                                                          EV2                                                                                               disaster.                                                                                                                   *** (OPEN) TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Third Circuit): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been     the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.                                                                                                                                                                                              SHQM         SHQM
                                                          *** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most   COMMENT: 2023/XX/10: The subject property is located in a FEMA disaster area. A post disaster inspection                    used. - EV2                                                                                                                                                                                                                                                                                           COMMENT: 2023/XX/13: The Title Commitment evidences the original lender was the same as the new lender.  Right to Rescind form H-9 should have been utilized.                                                                                                                                                         (GSE/Agency  (GSE/Agency
                                                          recent FEMA disaster. - EV1                                                                       verifying there was no damage to the subject property is required.                                                          *** (OPEN) TRID Final Closing Disclosure Finance Charge: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on 05/XX/2021 disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan.  The disclosed Finance    *** (OPEN) TRID Final Closing Disclosure Finance Charge: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on 05/XX/2021 disclosed an                                                                                                                                           Eligible)    Eligible)
                                                                                                                                                                                                                                                                                        Charge in the amount of $XXX is under disclosed by $XXX compared to the calculated Finance Charge of $XXX which exceeds the $XXX threshold (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated 05/XX/2021). (Final/05/XX/2021) - EV2                            inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan.  The disclosed Finance Charge in the amount of $XXX is under disclosed by $XXX
                                                                                                                                                                                                                                                                                        *** (OPEN) TRID Initial Loan Estimate Timing Electronically Provided: TILA-RESPA Integrated Disclosure: Loan Estimate not delivered to Borrower(s) within three (3) business days of application. Initial Loan Estimate dated 02/XX/2021 was electronically provided without or prior to borrower's   compared to the calculated Finance Charge of $XXX which exceeds the $XXX threshold (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated consent to receive electronic disclosures. Failure to comply with the provisions of the E-Sign Act and failure to provide good faith estimate of fees timely may result in additional fee tolerance violations. (Initial/02/XX/2021) - EV2                                                            05/XX/2021). (Final/05/XX/2021)
                                                                                                                                                                                                                                                                                        *** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for 203K Permits.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7503) - EV2         COMMENT: 2023/XX/10: Finance Charge disclosed is $XXX  Calculated finance charge is $XXX  Variance of $XXX .
                                                                                                                                                                                                                                                                                        *** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for 203K Inspection Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7502) - EV2  *** (OPEN) TRID Initial Loan Estimate Timing Electronically Provided: TILA-RESPA Integrated Disclosure: Loan Estimate not delivered to Borrower(s) within three (3) business days
                                                                                                                                                                                                                                                                                        *** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for 203K Supplemental Origination Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. of application. Initial Loan Estimate dated 02/XX/2021 was electronically provided without or prior to borrower's consent to receive electronic disclosures. Failure to comply
                                                                                                                                                                                                                                                                                        (7305) - EV2                                                                                                                                                                                                                                                                                          with the provisions of the E-Sign Act and failure to provide good faith estimate of fees timely may result in additional fee tolerance violations. (Initial/02/XX/2021)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              COMMENT: 2023/XX/10: The earliest dated E-Consent is 02/XX/2021 which was after the date of the initial Loan Estimate provided electronically 02/XX/2021.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              *** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for 203K Permits.  Fee
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7503)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              COMMENT: 2023/XX/10: 203K Permits fee  was  last disclosed as $XXX on LE but disclosed as $XXX on Final Closing Disclosure. The Change of Circumstance provided for that date, does not given sufficient explanation for the fee increase.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              *** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for 203K Inspection Fee.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7502)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              COMMENT: 2023/XX/10: 203K Inspection Fee  was  last disclosed as $XXX on LE but disclosed as $XXX on Final Closing Disclosure. The Change of Circumstance provided for that date, does not given sufficient explanation for the fee increase.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              *** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for 203K Supplemental
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              Origination Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7305)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              COMMENT: 2023/XX/10: 203K Supplemental Origination Fee  was  last disclosed as $XXX on LE but disclosed as $XXX on Final Closing Disclosure. The Change of Circumstance provided for that date, does not given sufficient explanation for the fee increase.
3200160866 XXX       XXX       XXX       3        3       *** (OPEN) Missing Document: Fraud Report not provided - EV3                                      *** (OPEN) Missing Document: Fraud Report not provided                                                          1           *** (CLEARED) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due Diligence Loan Designation of ATR Fail. - EV1                                                                           *** (CLEARED) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due     A           A           Yes      No                   CA    8/XX/2020    Refinance     Primary     XXX        $XXX                  Temporary    Temporary
                                                          *** (OPEN) Due diligence review based on non-origination guidelines (i.e. aggregator, seller). -  COMMENT: 2023/XX/10: Fraud report is not provded in this loan file.                                                         *** (CLEARED) General Ability To Repay Provision Employment - Schedule C Test: Ability-to-Repay (Dodd-Frank 2014): Unable to verify current Sole Proprietorship status using reasonably reliable third-party records. (XXX XXX/Schedule C) - EV1                                                      Diligence Loan Designation of ATR Fail.                                                                                                                                                                                                                                                                               SHQM         SHQM
                                                          EV2                                                                                               *** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA                 *** (CLEARED) General Ability To Repay Provision Investor Guidelines: Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or more guideline components, the loan is at ATR risk. - EV1                                                                                                  COMMENT: 2023/XX/27: FNMA COVID Letters required signed and dated 2020 YTD P&L Statement.  The statement provided is not signed and dated.  This caused the loan to fail ATR.                                                                                                                                         (GSE/Agency  (GSE/Agency
                                                          *** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most   disaster.                                                                                                                   *** (CLEARED) Income/Asset Guideline Deficiency - ATR Impact: Ability to Repay (Dodd-Frank 2014): There are guideline deficiencies related to income and/or asset doc requirements which could result in a risk to the borrower's ability to repay.  (Exception is eligible to be regraded with       *** (CLEARED) General Ability To Repay Provision Employment - Schedule C Test: Ability-to-Repay (Dodd-Frank 2014): Unable to verify current Sole Proprietorship status using                                                                                                                                          Eligible)    Eligible)
                                                          recent FEMA disaster. - EV1                                                                       COMMENT: 2023/XX/10: The subject property is located in a FEMA disaster area. A post disaster inspection                    compensating factors.) - EV1                                                                                                                                                                                                                                                                          reasonably reliable third-party records. (XXX XXX/Schedule C)
                                                          *** (CLEARED) Income documentation requirements not met. - EV1                                    verifying there was no damage to the subject property is required.                                                          *** (CLEARED) NonQM ATR: Ability-to-Repay (Dodd-Frank 2014): General Ability-to-Repay requirements not satisfied. - EV1                                                                                                                                                                               COMMENT: 2023/XX/27: FNMA COVID Letters required signed and dated 2020 YTD P&L Statement.  The statement provided is not signed and dated.  This caused the loan to default test
                                                          *** (CLEARED) YTD P&L Statement was not signed and/or dated by Borrower.  (GSE COVID-19):         *** (CLEARED) Income documentation requirements not met.                                                                    *** (CLEARED) QM Employment History - Current Employment Documentation lacks Date Info: Qualified Mortgage (Dodd-Frank 2014): Missing Employment Dates to verify two years current employment. (XXX/12870088) - EV1                                                                                   to ATR requirements.
                                                          Borrower: XXX // Employment Type: Employment / Income Type: Sole Proprietor / Start Date:         COMMENT: 2023/XX/27: FNMA COVID Letters required signed and dated 2020 YTD P&L Statement.  The statement                    *** (CLEARED) Rental Income Documentation - Schedule E Method Test: Qualified Mortgage (Dodd-Frank 2014): Rental income documentation requirement not met for XXX.  Lease Agreement and/or Tax Return not provided. (XXX/Schedule E) - EV1                                                            *** (CLEARED) General Ability To Repay Provision Investor Guidelines: Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or more guideline components, the loan is
                                                          01/XX/2018 // Document: P&L Statement / Document Date: 06/XX/2020 / Tax Year: <empty> - EV1       provided is not signed and dated.                                                                                           *** (CLEARED) Rental Income Documentation - Schedule E Method Test: Qualified Mortgage (Dodd-Frank 2014): Rental income documentation requirement not met for XXX.  Lease Agreement and/or Tax Return not provided. (XXX/Schedule E) - EV1                                                            at ATR risk.
                                                                                  *** (CLEARED) YTD P&L Statement was not signed and/or dated by Borrower.  (GSE COVID-19): Borrower: XXX //                  *** (CLEARED) Rental Income Documentation - Schedule E Method Test: Qualified Mortgage (Dodd-Frank 2014): Rental income documentation requirement not met for XXX.  Lease Agreement and/or Tax Return not provided. (XXX/Schedule E) - EV1                                                            COMMENT: 2023/XX/27: FNMA COVID Letters required signed and dated 2020 YTD P&L Statement.  The statement provided is not signed and dated.  This caused the loan to default test
                                                                                                                                                            Employment Type: Employment / Income Type: Sole Proprietor / Start Date: 01/XX/2018 // Document: P&L Statement              *** (CLEARED) Rental Income Documentation - Schedule E Method Test: Qualified Mortgage (Dodd-Frank 2014): Rental income documentation requirement not met for XXX.  Lease Agreement and/or Tax Return not provided. (XXX/Schedule E) - EV1                                                            to ATR requirements.
                                                                                                                                                            / Document Date: 06/XX/2020 / Tax Year: <empty>                                                                             *** (CLEARED) Sole Proprietorship Income Documentation Test: Qualified Mortgage (Dodd-Frank 2014): Self-employed income documentation not sufficient (Sole Proprietorship). (XXX XXX/Schedule C) - EV1                                                                                                *** (CLEARED) Income/Asset Guideline Deficiency - ATR Impact: Ability to Repay (Dodd-Frank 2014): There are guideline deficiencies related to income and/or asset doc
                                                                                                                                                            COMMENT: 2023/XX/27: YTD P&L Statement provided in the file was not Signed and dated.                                                                                                                                                                                                                                                                                                                                             requirements which could result in a risk to the borrower's ability to repay.  (Exception is eligible to be regraded with compensating factors.)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              COMMENT: 2023/XX/27: FNMA COVID Letters required signed and dated 2020 YTD P&L Statement.  The statement provided is not signed and dated.  This caused the loan to default test to ATR requirements.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              *** (CLEARED) NonQM ATR: Ability-to-Repay (Dodd-Frank 2014): General Ability-to-Repay requirements not satisfied.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              COMMENT: 2023/XX/27: FNMA COVID Letters required signed and dated 2020 YTD P&L Statement.  The statement provided is not signed and dated.  This caused the loan to default test to ATR requirements.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              *** (CLEARED) QM Employment History - Current Employment Documentation lacks Date Info: Qualified Mortgage (Dodd-Frank 2014): Missing Employment Dates to verify two years current employment. (XXX/12870088)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              COMMENT: 2023/XX/27: FNMA COVID Letters required signed and dated 2020 YTD P&L Statement.  The statement provided is not signed and dated.  This caused the loan to default test to QM requirements.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              *** (CLEARED) Rental Income Documentation - Schedule E Method Test: Qualified Mortgage (Dodd-Frank 2014): Rental income documentation requirement not met for XXX.  Lease
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              Agreement and/or Tax Return not provided. (XXX/Schedule E)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              COMMENT: 2023/XX/27: FNMA COVID Letters required signed and dated 2020 YTD P&L Statement.  The statement provided is not signed and dated.  This caused the loan to default test to QM requirements.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              *** (CLEARED) Rental Income Documentation - Schedule E Method Test: Qualified Mortgage (Dodd-Frank 2014): Rental income documentation requirement not met for XXX.  Lease
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              Agreement and/or Tax Return not provided. (XXX/Schedule E)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              COMMENT: 2023/XX/27: FNMA COVID Letters required signed and dated 2020 YTD P&L Statement.  The statement provided is not signed and dated.  This caused the loan to default test to QM requirements.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              *** (CLEARED) Rental Income Documentation - Schedule E Method Test: Qualified Mortgage (Dodd-Frank 2014): Rental income documentation requirement not met for XXX.  Lease
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              Agreement and/or Tax Return not provided. (XXX/Schedule E)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              COMMENT: 2023/XX/27: FNMA COVID Letters required signed and dated 2020 YTD P&L Statement.  The statement provided is not signed and dated.  This caused the loan to default test to QM requirements.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              *** (CLEARED) Rental Income Documentation - Schedule E Method Test: Qualified Mortgage (Dodd-Frank 2014): Rental income documentation requirement not met for XXX.  Lease
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              Agreement and/or Tax Return not provided. (XXX/Schedule E)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              COMMENT: 2023/XX/27: FNMA COVID Letters required signed and dated 2020 YTD P&L Statement.  The statement provided is not signed and dated.  This caused the loan to default test to QM requirements.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              *** (CLEARED) Sole Proprietorship Income Documentation Test: Qualified Mortgage (Dodd-Frank 2014): Self-employed income documentation not sufficient (Sole Proprietorship). (XXX
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              XXX/Schedule C)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              COMMENT: 2023/XX/27: FNMA COVID Letters required signed and dated 2020 YTD P&L Statement.  The statement provided is not signed and dated.  This caused the loan to default test to QM requirements.
2906158417 XXX       XXX       XXX       3        3       *** (OPEN) E-sign Consent Agreement is missing.: Disclosure: E-Sign Consent Agreement - EV3       *** (OPEN) E-sign Consent Agreement is missing.: Disclosure: E-Sign Consent Agreement                           2           *** (OPEN) ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/11/XX/2022) - EV2               *** (OPEN) ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each B           B           Yes      No                   SC    12/XX/2022   Refinance     Primary     XXX        $XXX                  Safe Harbor  Safe Harbor
                                                          *** (OPEN) Due diligence review based on non-origination guidelines (i.e. aggregator, seller). -  COMMENT: 2023/XX/10: E-Sign Consent Agreement is missing in file.                                                           *** (OPEN) RESPA -  Initial Escrow Account Statement Missing: RESPA: Initial escrow account statement was not provided to the borrower. - EV2                                                                                                                                                         valuation to applicant three (3) business days prior to consummation. (Type:Primary/11/XX/2022)                                                                                                                                                                                                                       QM (APOR)    QM (APOR)
                                                          EV2                                                                                                                                                                                                                           *** (OPEN) TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (Final/12/XX/2022) - EV2                                                                        COMMENT: 2023/XX/10: Verification appraisal was delivered to borrower was not provided.
                                                                                                                                                                                                                                                                                        *** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7200) - EV2 *** (OPEN) RESPA -  Initial Escrow Account Statement Missing: RESPA: Initial escrow account statement was not provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              COMMENT: 2023/XX/10: Initial Escrow disclosure is missing in file.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              *** (OPEN) TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (Final/12/XX/2022)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              COMMENT: 2023/XX/10: Initial Closing Disclosure was not provided. Earliest Closing Disclosure was provided at time of closing on 12/XX/2022.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              *** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              Points.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7200)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              COMMENT: 2023/XX/10: Loan Discount Points increased without a valid change of circumstance. No cure was provided to the borrower.
3603527692 XXX       XXX       XXX       3        3       *** (OPEN) Missing Document: Fraud Report not provided - EV3                                      *** (OPEN) Missing Document: Fraud Report not provided                                                          1                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                   A           A           Yes      No                   CA    2/XX/2021    Refinance     Primary     XXX        $XXX                  Temporary    Temporary
                                                          *** (OPEN) YTD P&L Statement does not include the  most recent month preceding the application    COMMENT: 2023/XX/10: Fraud report prior to the note date is missing in the file.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        SHQM         SHQM
                                                          date.   (GSE COVID-19): Borrower: XXX // Employment Type: Employment / Income Type: S-Corp (>=    *** (OPEN) YTD P&L Statement does not include the  most recent month preceding the application date.   (GSE                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (GSE/Agency  (GSE/Agency
                                                          25%) / Start Date: 12/XX/2013 - EV3                                                               COVID-19): Borrower: XXX // Employment Type: Employment / Income Type: S-Corp (>= 25%) / Start Date: 12/XX/2013                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Eligible)    Eligible)
                                                          *** (OPEN) Due diligence review based on non-origination guidelines (i.e. aggregator, seller). -  COMMENT: 2023/XX/10: P&L statement in the file is dated as at 12/XX/2020.
                                                          EV2
3386414968 XXX       XXX       XXX       3        3       *** (OPEN) Insufficient Coverage: Hazard insurance coverage amount is insufficient. - EV3         *** (OPEN) Insufficient Coverage: Hazard insurance coverage amount is insufficient.                             2           *** (OPEN) ECOA Appraisal - Appraisal Provided Prior to Date Performed: ECOA Valuations Rule (Dodd-Frank 2014): Date valuation provided to applicant is prior to the date when valuation was performed.  Unable to determine compliance with appraisal timing requirements. (Type:Primary/06/XX/2021) *** (OPEN) ECOA Appraisal - Appraisal Provided Prior to Date Performed: ECOA Valuations Rule (Dodd-Frank 2014): Date valuation provided to applicant is prior to the date when    B           B           Yes      No                   AZ    6/XX/2021    Purchase      Primary     XXX        $XXX                  Temporary    Temporary
                                                          *** (OPEN) Due diligence review based on non-origination guidelines (i.e. aggregator, seller). -  COMMENT: 2023/XX/13: Hazard Insurance Coverage Amount is insufficient. Coverage shortfall $XXX. Provide updated             - EV2                                                                                                                                                                                                                                                                                                 valuation was performed.  Unable to determine compliance with appraisal timing requirements. (Type:Primary/06/XX/2021)                                                                                                                                                                                                SHQM         SHQM
                                                          EV2                                                                                               Hazard Insurance Policy with Dwelling coverage of at least $XXX or Replacement Cost Estimator.                                                                                                                                                                                                                                                                                                                                    COMMENT: 2023/XX/13: The Appraisal was provided to the Borrower before the signature date, but after the effective date.                                                                                                                                                                                              (GSE/Agency  (GSE/Agency
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Eligible)    Eligible)
2761070034 XXX       XXX       XXX       3        3       *** (OPEN) E-sign Consent Agreement is missing.: Disclosure: E-Sign Consent Agreement - EV3       *** (OPEN) Loan is not using the new FNMA Legal Documents.                                                      2           *** (OPEN) Michigan CMPA Home Loan Toolkit Status: Michigan Consumer Mortgage Protection Act:  Home Loan Toolkit not provided to borrower. - EV2                                                                                                                                                      *** (OPEN) TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business    B           B           Yes      No                   MI    10/XX/2022   Refinance     Primary     XXX        $XXX                  Safe Harbor  Safe Harbor
                                                          *** (OPEN) Loan is not using the new FNMA Legal Documents. - EV3                                  COMMENT: 2023/XX/10: The Note Version 07/2021 was not utilized.                                                             *** (OPEN) RESPA -  Initial Escrow Account Statement Missing: RESPA: Initial escrow account statement was not provided to the borrower. - EV2                                                                                                                                                         days prior to closing. (Final/10/XX/2022)                                                                                                                                                                                                                                                                             QM (APOR)    QM (APOR)
                                                          *** (OPEN) Due diligence review based on non-origination guidelines (i.e. aggregator, seller). -                                                                                                                              *** (OPEN) TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (Final/10/XX/2022) - EV2                                                                        COMMENT: 2023/XX/10: There was no evidence the borrower was provided with a preliminary Closing Disclosure at least 3 business days prior to closing.
                                                          EV2
3085749841 XXX       XXX       XXX       2                                                                                                                                                                                                                                  2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2                                                                                                                                                                                                       B           B           No       Yes       Final HUD1 FL    3/XX/2008    Purchase      Primary     XXX        $XXX
3354834691 XXX       XXX       XXX       3                *** (OPEN) Missing Document: Flood Certificate not provided - EV1                                                                                                                                                 3           *** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3                                                                                                                                                                                                                                                                          D           D           Yes      No        Missing    CT    8/XX/2005    UTD           Primary     XXX        $XXX
                                                          *** (OPEN) Missing Document: Missing Final 1003 - EV1                                                                                                                                                                         *** (OPEN) (Doc Error) Initial GFE not provided - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 08/XX/2005 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2005 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
3088744384 XXX       XXX       XXX       2                                                                                                                                                                                                                                  2           *** (OPEN) ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information. - EV2                                                                                                                                                                                                                                                                                                                        B           B           Yes      Yes       Final HUD1 FL    9/XX/2007    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                        *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
3107113841 XXX       XXX       XXX       2                                                                                                                                                                                                                                  2           *** (OPEN) ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM. - EV2                                                                                                                                                                                                                                                  B           B           No       Yes       Final HUD1 NY    2/XX/2007    Purchase      Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                        *** (OPEN) CHARM Booklet Disclosure Prior to Closing Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2007 which is 0 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) New York Late Charge Percent Testing: New York Late Charge: Note late charge percent of 5.00000% exceeds the state maximum of 2%. - EV2
3036921528 XXX       XXX       XXX       1                                                                                                                                                                                                                                  1                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                   A           A           No       Yes       Final HUD1 TX    12/XX/2008   Purchase      Primary     XXX        $XXX
3412238440 XXX       XXX       XXX       3                *** (OPEN) Missing Valuation: - EV3                                                               *** (OPEN) Missing Valuation:                                                                                   3           *** (OPEN) Missing Final HUD-1:  Estimated HUD-1 Used For Fee Testing: Missing Final HUD-1:  Estimated HUD-1 used for any applicable Federal, State or Local compliance testing. - EV3                                                                                                                                                                                                                                                                                                  D           D           Yes      Yes       Estimated  FL    7/XX/2003    Refinance     Primary     XXX        $XXX
                                                          *** (OPEN) Missing Document: Missing Final 1003 - EV1                                             COMMENT: 2018/XX/03: Appraisal not provided.                                                                                *** (OPEN) (Doc Error) Initial GFE not provided - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                                                              HUD1
                                                                                                                                                                                                                                                                                        *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 01/XX/2003. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
3607923365 XXX       XXX       XXX       2                                                                                                                                                                                                                                  2           *** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2                                                                                                                                                                                                                                                                                                                                                               B           B           Yes      Yes       Final HUD1 CA    4/XX/2007    Purchase      Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                        *** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2
3850297839 XXX       XXX       XXX       2                                                                                                                                                                                                                                  2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2                                                                                                                                                                                                       B           B           Yes      Yes       Final HUD1 NV    6/XX/2003    Refinance     Primary     XXX        $XXX
3617440049 XXX       XXX       XXX       2                                                                                                                                                                                                                                  2           *** (OPEN) (Doc Error) TIL Error: Final TIL not signed by all required parties - EV2                                                                                                                                                                                                                  *** (OPEN) (Doc Error) TIL Error: Final TIL not signed by all required parties                                                                                                    B           B           Yes      Yes       Final HUD1 NY    6/XX/2008    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                        *** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2                                                                                                                                                                             COMMENT: 2021/XX/16: TIL appears to be final but not signed nor initialed by borrower
                                                                                                                                                                                                                                                                                        *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2                                                                                                     *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the
                                                                                                                                                                                                                                                                                        *** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2                                                                                                                                           amount of $XXX.
                                                                                                                                                                                                                                                                                        *** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2                                                                                         COMMENT: 2021/XX/16: Unable to determine under disclosure due to missing itemization of amount financed.
                                                                                                                                                                                                                                                                                        *** (OPEN) Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements. - EV2                                                                                                                             *** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
                                                                                                                                                                                                                                                                                        *** (OPEN) Notice of Special Flood Hazard Disclosure Missing: FDPA Notification Rule: Creditor did not provide a Notice of Special Flood Hazard Disclosure for property located in a flood zone. - EV1                                                                                                COMMENT: 2021/XX/16: TIL in file indicated to be final, expected funding date same as disbursement and/or note date but is not signed or dated by borrower so cannot confirm that borrower received.
3476813158 XXX       XXX       XXX       2                                                                                                                                                                                                                                  2           *** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing. - EV2                                                                                                                                                                                                                                                    B           B           No       Yes       Final HUD1 NY    12/XX/2007   Purchase      Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                        *** (OPEN) CHARM Booklet Disclosure Prior to Closing Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
3160599986 XXX       XXX       XXX       2                *** (OPEN) Missing Document: Flood Certificate not provided - EV1                                                                                                                                                 2           *** (OPEN) (Doc Error) Initial GFE not provided - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                   B           B           Yes      Yes       Final HUD1 LA    7/XX/2000    Refinance     Primary     XXX        $XXX
                                                          *** (OPEN) Missing Document: Missing Final 1003 - EV1                                                                                                                                                                         *** (OPEN) (Missing Data) Flood Hazard Zone: Federal Compliance - (Missing Data) Flood Hazard Zone: Special Flood Hazard Zone indicator was not provided. The applicable flood zone related testing cannot be performed. - EV2
                                                                                                                                                               *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2000 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
3142940595 XXX       XXX       XXX       2                                                                                                                                                                                                                                  2           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2                                                                                                                                                                                               B           B           Yes      Yes       Final HUD1 NY    1/XX/2007    Refinance     Primary     XXX        $XXX
2960456137 XXX       XXX       XXX       2                *** (OPEN) Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report                                                                                                                    2           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2                                                                                                                                                                                               B           B           Yes      Yes       Final HUD1 NY    4/XX/2007    Refinance     Primary     XXX        $XXX
                                                          Date: <empty> - EV3
3247147620 XXX       XXX       XXX       2                                                                                                                                                                                                                                  2           *** (OPEN) Disparity in Occupancy - Not High Cost and Not Higher Priced: The mortgage loan file contains documenting evidence the consumer intends to occupy the subject property as their primary residence. (Compliance testing performed based on the Occupancy Type of Investment). - EV2                                                                                                                                                                                           B           B           No       Yes       Final HUD1 NY    5/XX/2008    Refinance     Investment  XXX        $XXX
3750786353 XXX       XXX       XXX       3                *** (OPEN) Missing Document: Flood Certificate not provided - EV1                                                                                                                                                 3           *** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing Material: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3                                                                                                                                                                                                                                                                 D           D           Yes      No        Missing    SC    2/XX/1998    Refinance     Primary     XXX        $XXX
                                                          *** (OPEN) Missing Document: Missing Final 1003 - EV1                                                                                                                                                                         *** (OPEN) (Doc Error) Initial GFE not provided - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) (Missing Data) Flood Hazard Zone: Federal Compliance - (Missing Data) Flood Hazard Zone: Special Flood Hazard Zone indicator was not provided. The applicable flood zone related testing cannot be performed. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 02/XX/1998 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/1998 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
3143689993 XXX       XXX       XXX       2                *** (OPEN) FHA Informed  Consumer Choice Disclosure is missing.: Disclosure: FHA - Informed                                                                                                                       2           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                                                                  B           B           Yes      Yes       Final HUD1 OH    4/XX/2009    Refinance     Primary     XXX        $XXX
                                                          Consumer Choice Disclosure (Government Documents) - EV3                                                                                                                                                                       *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2009 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                          *** (OPEN) Missing Document: FHA Case Number Assignment not provided - EV3                                                                                                                                                    *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                          *** (OPEN) Missing Document: FHA Mortgage Insurance Certificate not provided - EV3                                                                                                                                            *** (OPEN) Ohio Consumer Sales Practices Act (Ability to Repay not Verified): Unable to determine if lender performed analysis of borrower's ability to repay. - EV2
                                                          *** (OPEN) Missing Document: HUD/VA 92900-A not provided - EV3                                                                                                                                                                *** (OPEN) Ohio Consumer Sales Practices Act (Acknowledgement of Receipt of Home Mortgage Loan Information Document Not Received Timely): Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                          *** (OPEN) Missing Document: Missing Final 1003 - EV1                                                                                                                                                                         *** (OPEN) Ohio Consumer Sales Practices Act (No Documentation of Tangible Net Benefit Analysis): Ohio Consumer Sales Practices Act:  Mortgage loan file does not contain documentation of the analysis of the borrower's reasonable tangible net benefit. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV1
3542028917 XXX       XXX       XXX       2                                                                                                                                                                                                                                  2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for                                                                                                                                                                                    B           B           Yes      Yes       Final HUD1 GA    11/XX/2008   Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                        testing was 05/XX/2008. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
3453302129 XXX       XXX       XXX       1                                                                                                                                                                                                                                  1                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                   A           A           Yes      Yes       Final HUD1 MA    11/XX/2003   Purchase      Primary     XXX        $XXX
3471855512 XXX       XXX       XXX       3                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                     3           *** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3                                                                                                                                                                                                                                                                          D           D           No       No        Missing    CA    3/XX/1996    Purchase      UTD         XXX        $XXX
                                                          *** (OPEN) Missing Document: Appraisal not provided - EV3                                                                                                                                                                     *** (OPEN) (Doc Error) Initial GFE not provided - EV2
                                                          *** (OPEN) Missing Document: Missing Final 1003 - EV1                                                                                                                                                                         *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 03/XX/1996 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/1996 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2
2922016003 XXX       XXX       XXX       2                                                                                                                                                                                                                                  2           *** (OPEN) Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates. - EV2                                                                                                                                                                                                                                                                                                                                                     B           B           No       Yes       Final HUD1 MD    6/XX/2003    Purchase      Primary     XXX        $XXX
3630010459 XXX       XXX       XXX       2                *** (OPEN) Missing Document: Appraisal not provided - EV3                                                                                                                                                         2           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                                                                  B           B           Yes      Yes       Final HUD1 IL    1/XX/2013    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                        *** (OPEN) RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) RESPA (2010) - 0% Tolerance (Line 1203) Without Cure: RESPA (2010): 0% tolerance violation for 1203 fee without evidence of sufficient cure provided. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) SAFE Act - NMLS Info Not in File: Secure and Fair Enforcement for Mortgage Licensing Act: NMLSR information not present on loan application. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act:  Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s). - EV2
3478529944 XXX       XXX       XXX       1                                                                                                                                                                                                                                  1                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                   A           A           No       Yes       Final HUD1 FL    2/XX/2008    Purchase      Primary     XXX        $XXX
3060480487 XXX       XXX       XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV1                                                                                                                                                             2           *** (OPEN) (Doc Error) Initial GFE not provided - EV2                                                                                                                                                                                                                                                 *** (OPEN) (Doc Error) TIL Error: Final TIL not signed by all required parties                                                                                                    B           B           Yes      Yes       Final HUD1 CO    11/XX/2010   Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                        *** (OPEN) (Doc Error) TIL Error: Final TIL not signed by all required parties - EV2                                                                                                                                                                                                                  COMMENT: 2022/XX/03: Close at Home Loan. Final TIL not signed however, Acknowledgment of Receipt in
                                                                                                                                                                                                                                                                                        *** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing. - EV2                                                                  file signed by borrower.
                                                                                                                                                                                                                                                                                        *** (OPEN) Colorado Consumer Credit Code (First Lien Refinance Notice Not Provided): Colorado Consumer Credit Code: Borrower not provided First Lien Refinance Notice. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Colorado MLO Licensing Act - NMLS ID not on 1003: Colorado Mortgage Loan Originator Licensing Act: Loan originator NMLS identifier is not clearly displayed on loan application. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) RESPA -  Initial Escrow Account Statement Missing: RESPA: Initial escrow account statement was not provided to the borrower. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) RESPA -  Initial GFE Missing: RESPA: Initial GFE not provided to Borrower(s). - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) TIL-MDIA 7-day Waiting Period - Initial TIL Less than 7 days from Consummation: Truth in Lending Act (Early TIL Disclosure):  Initial TIL was not delivered to the borrower at least seven (7) business days prior to note date. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used. - EV2
2889678672 XXX       XXX       XXX       2                                                                                                                                                                                                                                  2           *** (OPEN) RESPA (2010) - GFE column on HUD Comparison Chart Inaccurate: RESPA (2010) - GFE column on page 3 of Final HUD-1 does not match most recently disclosed GFE. - EV2                                                                                                                                                                                                                                                                                                           B           B           Yes      Yes       Final HUD1 NH    4/XX/2013    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                        *** (OPEN) RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement to applicant within three (3) business days of application. - EV2
3547816799 XXX       XXX       XXX       3                *** (OPEN) Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report                                                                                                                    3           *** (OPEN) Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee Testing Material: Missing Final HUD-1:  HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing. - EV3                                                                               *** (OPEN) (Doc Error) TIL Error: Final TIL not signed by all required parties                                                                                                    D           D           No       Yes       HUD1, not  MN    1/XX/2010    Refinance     Second Home XXX        $XXX
                                                          Date: <empty> - EV3                                                                                                                                                                                                           *** (OPEN) (Doc Error) Initial GFE not provided - EV2                                                                                                                                                                                                                                                 COMMENT: 2022/XX/15: Close at Home Loan. Final TIL not signed however, Acknowledgment of Receipt in                                                                                                                          signed or
                                                                                                                                                                                                                                                                                        *** (OPEN) (Doc Error) TIL Error: Final TIL not signed by all required parties - EV2                                                                                                                                                                                                                  file signed by borrower.                                                                                                                                                                                                     stamped
                                                                                                                                                                                                                                                                                        *** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Minnesota Residential Mortgage Originator and Servicer Licensing Act (Ability to Repay not Verified): Minnesota Residential Mortgage Originator and Servicer Licensing Act Borrower's ability to repay not verified with reliable documentation. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Minnesota Residential Mortgage Originator and Servicer Licensing Act (Counseling Requirement): Minnesota Residential Mortgage Originator and Servicer Licensing Act: Refinance of a "special mortgage" without evidence that borrower received counseling on advisability of transaction by an authorized independent loan counselor. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2009 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
3775811226 XXX       XXX       XXX       2                                                                                                                                                                                                                                  2           *** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing. - EV2                                                                                                                                                                                                                                                    B           B           Yes      Yes       Final HUD1 LA    11/XX/2010   Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                        *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: RESPA: Initial GFE not provided to Borrower(s) within three (3) business days of Application Date. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not sent within three (3) business days of the creditor application date. - EV2
3161826358 XXX       XXX       XXX       1                                                                                                                                                                                                                                  1                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                   A           A           Yes      Yes       Final HUD1 NM    7/XX/2008    Refinance     Primary     XXX        $XXX
3357755004 XXX       XXX       XXX       2                                                                                                                                                                                                                                  2           *** (OPEN) TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form                                                                                                                                                                                      B           B           Yes      Yes       Final HUD1 LA    10/XX/2013   Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                        should have been used. - EV2
3142008548 XXX       XXX       XXX       2                                                                                                                                                                                                                                  2           *** (OPEN) RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges. - EV2                                                                                                                                                                                                                                           B           B           Yes      Yes       Final HUD1 SC    4/XX/2013    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                        *** (OPEN) SAFE Act - Individual LO NMLS license status not approved: Truth in Lending Act (NMLSR Dodd- Frank 2014): Individual Loan Originator not licensed to conduct loan origination activities. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) SAFE Act - LO Company NMLS does not match NMLS: Secure and Fair Enforcement for Mortgage Licensing Act:  Loan Originator Organization NMLS information on loan documents does not match NMLS. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) SAFE Act - LO Company NMLS license status not approved: Unable to test LO company status due to missing information. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) SAFE Act - LO Company not licensed at time of application: Unable to test LO company NMLS license due to missing information. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) South Carolina CHL Complaint Agency Disclosure Timing Test: South Carolina Home Loan: Borrower not provided with a document, at time of application, specifying the agency designated to receive complaints or inquiries about the origination and making of the loan. - EV2
2904237597 XXX       XXX       XXX       2                                                                                                                                                                                                                                  2           *** (OPEN) Massachusetts Home Loan - Borrower's Interest Tangible Net Benefit Worksheet Not in File: Massachusetts Home Loan: No evidence in loan file of document or worksheet indicating how the lender determined that the home loan is in the borrower's interest. - EV2                                                                                                                                                                                                            B           B           Yes      Yes       Final HUD1 MA    12/XX/2008   Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                        *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2
3133337210 XXX       XXX       XXX       2                                                                                                                                                                                                                                  2           *** (OPEN) Michigan Consumer Mortgage Protection Act (Counseling Agencies List): Michigan Consumer Mortgage Protection Act:  List of HUD-approved credit counseling agencies not provided to borrower. - EV2                                                                                                                                                                                                                                                                            B           B           Yes      Yes       Final HUD1 MI    9/XX/2012    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                        *** (OPEN) RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) RESPA (2010) - GFE column on HUD Comparison Chart Inaccurate: RESPA (2010) - GFE column on page 3 of Final HUD-1 does not match most recently disclosed GFE. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2
3135644782 XXX       XXX       XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                     2           *** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi (Third Circuit): Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. (H-8 Form was used and property is in the 3rd circuit) - EV2                                                                                                                                                                                                                  B           B           Yes      Yes       Final HUD1 PA    8/XX/2004    Refinance     Primary     XXX        $XXX
                                                          *** (OPEN) Missing Document: Appraisal not provided - EV3                                                                                                                                                                     *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Right of Rescission Timing - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements. - EV2
3792416810 XXX       XXX       XXX       3                *** (OPEN) Missing Document: Appraisal not provided - EV3                                                                                                                                                         3           *** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing Material: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3                                                                                                                                                                                                                                                                 D           D           Yes      No        Missing    OH    4/XX/2002    Refinance     UTD         XXX        $XXX
                                                          *** (OPEN) Missing Document: Missing Final 1003 - EV1                                                                                                                                                                         *** (OPEN) (Doc Error) Initial GFE not provided - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 04/XX/2002 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2002 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2
3651057269 XXX       XXX       XXX       2                                                                                                                                                                                                                                  2           *** (OPEN) Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings. - EV2                                                                                                                                                                                                                                                                                                       B           B           Yes      Yes       Final HUD1 GA    9/XX/2005    Refinance     Primary     XXX        $XXX
3319037216 XXX       XXX       XXX       3                *** (OPEN) Missing Document: Flood Certificate not provided - EV1                                                                                                                                                 3           *** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing Material: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3                                                                                                                                                                                                                                                                 D           D           Yes      No        Missing    NY    8/XX/2006    UTD           UTD         XXX        $XXX
                                                          *** (OPEN) Missing Document: Missing Final 1003 - EV1                                                                                                                                                                         *** (OPEN) (Doc Error) Initial GFE not provided - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) (Missing Data) Flood Hazard Zone: Federal Compliance - (Missing Data) Flood Hazard Zone: Special Flood Hazard Zone indicator was not provided. The applicable flood zone related testing cannot be performed. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 08/XX/2006 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2006 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2
2850000159 XXX       XXX       XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                     2           *** (OPEN) (Doc Error) Initial GFE not provided - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                   B           B           Yes      Yes       Final HUD1 FL    3/XX/2000    Refinance     Primary     XXX        $XXX
                                                          *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following                                                                                                                                 *** (OPEN) (Doc Error) TIL Error: Borrower signature not dated. - EV2
                                                          clauses: - EV2                                                                                                                                                                                                                *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 03/XX/2000 used as disbursement date for compliance testing. - EV2
                                                          *** (OPEN) Missing Document: Missing Final 1003 - EV1                                                                                                                                                                         *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2000 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act:  Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s). - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 03/XX/2000, prior to three (3) business days from transaction date of 03/XX/2000. - EV2
3382914220 XXX       XXX       XXX       2                                                                                                                                                                                                                                  2           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower. - EV2                                                                                                                                                                                                                                                                                         B           B           Yes      Yes       Final HUD1 MA    10/XX/2008   Refinance     Primary     XXX        $XXX
3025034670 XXX       XXX       XXX       2                                                                                                                                                                                                                                  2           *** (OPEN) (State HPML Disclosure) Maryland Higher-Priced Mortgage Loan (Disclosure of Non-HPML Loans Borrower Qualifies For Not Provided): Maryland Higher-Priced Mortgage Loan:  Borrower not provided with written disclosure of non-higher priced loans otherwise qualified for. - EV2                                                                                                                                                                                              B           B           No       Yes       Final HUD1 MD    7/XX/2009    Purchase      Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                        *** (OPEN) Maryland HPML Threshold Test Non-Compliant: Maryland Higher-Priced Mortgage Loan: APR on subject loan of 6.51052% or Final Disclosure APR of 7.12000% is in excess of allowable threshold of APOR 5.35% + 1.5%, or 6.85000%.  Non-Compliant Higher Priced Loan. - EV2
3694228583 XXX       XXX       XXX       3                *** (OPEN) Missing Document: Missing Final 1003 - EV1                                                                                                                                                             3           *** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing Material: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3                                                                                                                                                                                                                                                                 D           D           Yes      No        Missing    NC    5/XX/2011    Purchase      UTD         XXX        $XXX
                                                                                                                                                                                                                                                                                        *** (OPEN) (Doc Error) Initial GFE not provided - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) (Missing Data) Missing Information to Determine Origination Channel: Unable to determine the origination channel based on the loan documents provided for review. The compliance review was performed with using the equivalent evaluation that would be considered for an Origination
                                                                                                                                                                                                                                                                                        Channel of Retail. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 05/XX/2011 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2011 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) RESPA -  Initial GFE Missing: RESPA: Initial GFE not provided to Borrower(s). - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) SAFE Act - LO Company NMLS license status not approved: Unable to test LO company status due to missing information. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) SAFE Act - LO Company not licensed at time of application: Unable to test LO company NMLS license due to missing information. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Secure and Fair Enforcement for Mortgage Licensing Act:  Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) TIL-MDIA - Initial TIL Missing: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not provided to the borrower. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2
3396295989 XXX       XXX       XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV1                                                                                                                                                             2           *** (OPEN) (Doc Error) Initial GFE not provided - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                   B           B           Yes      Yes       Final HUD1 CA    3/XX/2005    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                        *** (OPEN) ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
3246403904 XXX       XXX       XXX       2                                                                                                                                                                                                                                  2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2                                                                                                                                                                                                       B           B           Yes      Yes       Final HUD1 CA    5/XX/2007    Purchase      Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                        *** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
3808472149 XXX       XXX       XXX       2                *** (OPEN) Missing Document: Flood Certificate not provided - EV1                                 *** (OPEN) Missing Document: Flood Certificate not provided                                                     2           *** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2                                                                                                                                                                                                                                                                                         B           B           Yes      Yes       Final HUD1 NY    12/XX/1999   Refinance     Primary     XXX        $XXX
                                                                                                                                                            COMMENT: 2019/XX/07: Unable to complete the Flood Zone information due to missing the Flood Cert in acuity.                 *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 12/XX/1999 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/1999 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 06/XX/1999. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 12/XX/1999, prior to three (3) business days from transaction date of 12/XX/1999. - EV2
3466324010 XXX       XXX       XXX       2                *** (OPEN) Missing Document: Flood Certificate not provided - EV1                                                                                                                                                 2           *** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing. - EV2                                                                                                                                                                                                                                                    B           B           Yes      Yes       Final HUD1 NY    12/XX/2008   Refinance     Primary     XXX        $XXX
                                                          *** (OPEN) Missing Document: Missing Final 1003 - EV1                                                                                                                                                                         *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 06/XX/2008. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
3241368904 XXX       XXX       XXX       2                                                                                                                                                                                                                                  2           *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2                                                                                                                                                                                                                                                                                                            B           B           No       Yes       Final HUD1 PA    8/XX/2005    Purchase      Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                        *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 08/XX/2005 used as disbursement date for compliance testing. - EV2
3851386657 XXX       XXX       XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                     2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 05/XX/1998 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                                                                 B           B           No       Yes       HELOC      FL    5/XX/1998    Refinance     Primary     XXX        $XXX
                                                          *** (OPEN) Missing Document: Credit Report not provided - EV3                                                                                                                                                                 *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                                                                                                             Agreement
                                                          *** (OPEN) Missing Document: Flood Certificate not provided - EV1                                                                                                                                                             *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/1998 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                          *** (OPEN) Missing Document: Missing Final 1003 - EV1                                                                                                                                                                         *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower. - EV2
3621775659 XXX       XXX       XXX       2                                                                                                                                                                                                                                  2           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2                                                                                                                                                                                               B           B           Yes      Yes       Final HUD1 CA    4/XX/2007    Refinance     Primary     XXX        $XXX
3361110052 XXX       XXX       XXX       2                                                                                                                                                                                                                                  2           *** (OPEN) ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2                                                                                                                                                                                                                                                                                                               B           B           Yes      Yes       Final HUD1 MD    4/XX/2006    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                        *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2
2828957455 XXX       XXX       XXX       2                                                                                                                                                                                                                                  2           *** (OPEN) (Doc Error) TIL Error: Borrower signature not dated. - EV2                                                                                                                                                                                                                                                                                                                                                                                                                   B           B           No       Yes       Final HUD1 CA    9/XX/2008    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                        *** (OPEN) ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Disclosed Note P&I payment does not equal calculated P&I payment: Disclosed Note P&I payment does not equal calculated P&I payment.  Note P&I of $XXX does not match calculated P&I of $XXX. Note P&I was used for the APR calculation and compliance testing. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 09/XX/2008, prior to three (3) business days from transaction date of 9/XX/2008 12:00:00 AM. - EV2
3529651943 XXX       XXX       XXX       3                                                                                                                                                                                                                                  3           *** (OPEN) Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee Testing Material: Missing Final HUD-1:  HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing. - EV3                                                                                                                                                                                                                                                                 D           D           No       Yes       HUD1, not  CA    9/XX/2007    Purchase      Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                        *** (OPEN) ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information. - EV2                                                                                                                                                                                                                                                                                                                                                                   signed or
                                                                                                                                                                                                                                                                                        *** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2                                                                                                                                                                                                                                                                                                                                                                            stamped
                                                                                                                                                                                                                                                                                        *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
2778500240 XXX       XXX       XXX       3        1       *** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most                                                                                                                   3           *** (OPEN) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due Diligence Loan Designation of Non QM. - EV3                                                                                *** (OPEN) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due        C           C           Yes      No                   CA    4/XX/2020    Purchase      Primary     XXX        $XXX                  Temporary    Non QM
                                                          recent FEMA disaster. - EV1                                                                                                                                                                                                   *** (OPEN) QM Points and Fees: Qualified Mortgage (Dodd Frank 2014): Points and Fees on subject loan of 4.03474% is in excess of the allowable maximum of  3.00000% of the Federal Total Loan Amount. Points and Fees total $XXX on a Federal Total Loan Amount of $XXX vs. an allowable total of     Diligence Loan Designation of Non QM.                                                                                                                                                                                                                                                                                 SHQM
                                                                                                                                                                                                                                                                                        $XXX (an overage of $XXX or 1.03474%). - EV3                                                                                                                                                                                                                                                          COMMENT: 2024/XX/20: Loan fails testing due to excessive Points and Fees.                                                                                                                                                                                                                                             (GSE/Agency
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              *** (OPEN) QM Points and Fees: Qualified Mortgage (Dodd Frank 2014): Points and Fees on subject loan of 4.03474% is in excess of the allowable maximum of  3.00000% of the                                                                                                                                            Eligible)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              Federal Total Loan Amount. Points and Fees total $XXX on a Federal Total Loan Amount of $XXX vs. an allowable total of $XXX (an overage of $XXX or 1.03474%).
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              COMMENT: 2024/XX/20: Points and Fees total $XXX vs. an investor allowable total of $XXX for an overage of $XXX
3038683332 XXX       XXX       XXX       2                                                                                                                                                                                                                                  2           *** (OPEN) ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2                                                                                                                                                                                                                                                                                                                                                    B           B           Yes      Yes       Final HUD1 GA    11/XX/2005   Purchase      Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                        *** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Prepaid Interest From Date from HUD-1 or final closing disclosure of 11/XX/2005 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
3730401777 XXX       XXX       XXX       2                                                                                                                                                                                                                                  2           *** (OPEN) ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2                                                                                                                                                                                                                                                                                                               B           B           Yes      Yes       Final HUD1 SC    8/XX/2006    Purchase      Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                        *** (OPEN) South Carolina Home Loan (Complaint Agency Disclosure Not Provided): South Carolina Home Loan: Borrower not provided with a document specifying the agency designated to receive complaints or inquiries about the origination and making of the loan. - EV2
3520961526 XXX       XXX       XXX       2                *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following                                                                                                                     2           *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 04/XX/2007 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                                                            B           B           Yes      Yes       Final HUD1 WA    4/XX/2007    Refinance     Primary     XXX        $XXX
                                                          clauses: - EV2                                                                                                                                                                                                                *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2
                                                          *** (OPEN) Missing Document: Missing Final 1003 - EV1                                                                                                                                                                         *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 04/XX/2007, prior to three (3) business days from transaction date of 4/XX/2007 12:00:00 AM. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV1
3266336261 XXX       XXX       XXX       2                                                                                                                                                                                                                                  2           *** (OPEN) ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2                                                                                                                                                                                                                                                                                                               B           B           Yes      Yes       Final HUD1 TN    3/XX/2004    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                        *** (OPEN) CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Tennessee Prepayment Penalty Test: Tennessee Prepayment Penalty: Loan contains prepayment penalty which is not disclosed on the Note in bold language separated from other language by bold dividing lines. - EV2
3659493835 XXX       XXX       XXX       2                *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following                                                                                                                     2           *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Interest Accrual Start Date of 04/XX/2008 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                                                           B           B           Yes      Yes       Final HUD1 OH    4/XX/2008    Refinance     Primary     XXX        $XXX
                                                          clauses: - EV2                                                                                                                                                                                                                *** (OPEN) Disclosed Note P&I payment does not equal calculated P&I payment: Disclosed Note P&I payment does not equal calculated P&I payment.  Note P&I of $XXX does not match calculated P&I of $XXX. Note P&I was used for the APR calculation and compliance testing. - EV2
                                                          *** (OPEN) Missing Document: Missing Final 1003 - EV1                                                                                                                                                                         *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Ohio Consumer Sales Practices Act (Ability to Repay not Verified): Ohio Consumer Sales Practices Act:  Borrower's ability to repay not verified with reliable documentation. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Ohio Consumer Sales Practices Act (Acknowledgement of Receipt of Home Mortgage Loan Information Document Not Received Timely): Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Ohio Consumer Sales Practices Act (No Documentation of Tangible Net Benefit Analysis): Ohio Consumer Sales Practices Act:  Mortgage loan file does not contain documentation of the analysis of the borrower's reasonable tangible net benefit. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
3538369955 XXX       XXX       XXX       3                *** (OPEN) Missing Document: Missing Final 1003 - EV1                                                                                                                                                             3           *** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3                                                                                                                                                                                                                                                                          D           D           No       No        Missing    NJ    3/XX/1999    Purchase      Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                        *** (OPEN) (Doc Error) Initial GFE not provided - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 03/XX/1999 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Initial Loan Application Status Test - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/1999 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used
                                                                                                                                                                                                                                                                                        for testing was 09/XX/1998.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
3058501351 XXX       XXX       XXX       2                                                                                                                                                                                                                                  2           *** (OPEN) ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM. - EV2                                                                                                                                                                                                                                                  B           B           No       Yes       Final HUD1 MI    10/XX/2004   Purchase      Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                        *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2
2933548150 XXX       XXX       XXX       3                *** (OPEN) Missing Document: Missing Final 1003 - EV1                                                                                                                                                             3           *** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3                                                                                                                                                                                                                                                                          D           D           No       No        Missing    NJ    7/XX/2000    Purchase      Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                        *** (OPEN) (Doc Error) Initial GFE not provided - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 07/XX/2000 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2000 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used
                                                                                                                                                                                                                                                                                        for testing was 01/XX/2000.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
3047270905 XXX       XXX       XXX       2                                                                                                                                                                                                                                  2           *** (OPEN) ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM. - EV2                                                                *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the       B           B           Yes      Yes       Final HUD1 CA    8/XX/2006    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                        *** (OPEN) CHARM Booklet Disclosure Prior to Closing Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM. - EV2                   amount of $XXX.
                                                                                                                                                                                                                                                                                        *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2                                                                                                     COMMENT: 2019/XX/09: Under disclosure is due to the lender utilizing an index value of 3.94% per the approval, however the lowest index value available in the lookback period is
                                                                                                                                                                                                                                                                                        *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2                     4.34%.
                                                                                                                                                                                                                                                                                        *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application    *** (OPEN) TIL APR Tolerance Irregular Transaction: Truth In Lending Act:  Final TIL APR of 7.63300% is underdisclosed from calculated APR of 8.03183% outside of 0.125%
                                                                                                                                                                                                                                                                                        due to missing information. - EV2                                                                                                                                                                                                                                                                     tolerance.
                                                                                                                                                                                                                                                                                        *** (OPEN) TIL APR Tolerance Irregular Transaction: Truth In Lending Act:  Final TIL APR of 7.63300% is underdisclosed from calculated APR of 8.03183% outside of 0.125% tolerance. - EV2                                                                                                             COMMENT: 2019/XX/09: Under disclosure is due to the lender utilizing an index value of 3.94% per the approval, however the lowest index value available in the lookback period is
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              4.34%.
3010557728 XXX       XXX       XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV1                                                                                                                                                             2           *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Interest Accrual Start Date of 01/XX/2007 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                                                           B           B           Yes      Yes       Final HUD1 KY    1/XX/2007    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                        *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
2901254574 XXX       XXX       XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV1                                                                                                                                                             2           *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 04/XX/2007 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                                                            B           B           Yes      Yes       Final HUD1 NC    4/XX/2007    Refinance     UTD         XXX        $XXX
                                                                                                                                                                                                                                                                                        *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Unable to determine if Notice of Right to Cancel was executed on the proper Model Form. The H-9 form was used instead of the H-8 form, however, the loan file does not contain evidence that the refinance was by the original creditor. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 04/XX/2007, prior to three (3) business days from transaction date of 4/XX/2007 12:00:00 AM. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2
3170883100 XXX       XXX       XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV1                                                                                                                                                             2           *** (OPEN) (Doc Error) Initial GFE not provided - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                   B           B           No       Yes       Final HUD1 TX    4/XX/2001    Purchase      Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                        *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2001 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/XX/2000. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
3698268262 XXX       XXX       XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV1                                                                                                                                                             2           *** (OPEN) (Doc Error) Initial GFE not provided - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                   B           B           Yes      Yes       Final HUD1 LA    3/XX/2007    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                        *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 09/XX/2006. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
                                                                                                                                                                                                                                                                                        *** (CLEARED) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV1
                                                                                                                                                                                                                                                                                        *** (CLEARED) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2007 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date
                                                                                                                                                                                                                                                                                        used for testing was 09/XX/2006.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV1
3293068325 XXX       XXX       XXX       1                *** (OPEN) Missing Document: Missing Final 1003 - EV1                                                                                                                                                             1                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                   A           A           No       Yes       Final HUD1 NC    10/XX/1998   Purchase      Primary     XXX        $XXX
3488247255 XXX       XXX       XXX       2                                                                                                                                                                                                                                  2           *** (OPEN) (Doc Error) Initial GFE not provided - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                   B           B           Yes      Yes       Final HUD1 TX    8/XX/2006    Purchase      Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                        *** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
2921375577 XXX       XXX       XXX       2                                                                                                                                                                                                                                  2           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2                                                                                                                                                                                               B           B           Yes      Yes       Final HUD1 WI    2/XX/2006    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                        *** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV1
3063595985 XXX       XXX       XXX       3                                                                                                                                                                                                                                  3           *** (OPEN) Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1:  HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing. - EV3                                                                                                                                                                                                                                                                          D           D           No       Yes       HUD1, not  CA    7/XX/2007    Purchase      Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                        *** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2                                                                                                                                                                                                                                                                                                                                                                                      signed or
                                                                                                                                                                                                                                                                                        *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2                                                                                                                                                                                                                                                                                                                                                       stamped
                                                                                                                                                                                                                                                                                        *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 01/XX/2007. - EV2
3215529770 XXX       XXX       XXX       1                                                                                                                                                                                                                                  1                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                   A           A           Yes      Yes       Final HUD1 FL    7/XX/2003    Refinance     Primary     XXX        $XXX
3325062935 XXX       XXX       XXX       1                                                                                                                                                                                                                                  1                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                   A           A           No       Yes       Final HUD1 PA    11/XX/2002   Purchase      Primary     XXX        $XXX
3637811592 XXX       XXX       XXX       2                                                                                                                                                                                                                                  2           *** (OPEN) Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates. - EV2                                                                                                                                                                                                                                                                                                                                                     B           B           No       Yes       Final HUD1 LA    10/XX/1996   Purchase      Primary     XXX        $XXX
3708108197 XXX       XXX       XXX       2                                                                                                                                                                                                                                  2           *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2                                                                                                     *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the       B           B           Yes      Yes       Final HUD1 PA    5/XX/2006    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                        *** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2                                                                                                                                           amount of $XXX.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              COMMENT: 2019/XX/18: Unable to determine due to missing Itemization Of Amount Financed.
3753619058 XXX       XXX       XXX       1                                                                                                                                                                                                                                  1                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                   A           A           No       Yes       Final HUD1 ME    6/XX/2005    Purchase      Primary     XXX        $XXX
3201308322 XXX       XXX       XXX       2                                                                                                                                                                                                                                  2           *** (OPEN) (Doc Error) TIL Error: Borrower signature not dated. - EV2                                                                                                                                                                                                                                                                                                                                                                                                                   B           B           Yes      Yes       Final HUD1 MD    9/XX/2006    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                        *** (OPEN) (Doc Error) TIL Error: Final TIL not signed by all required parties - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Maryland Property Insurance (Property Insurance Exceeds Replacement Value): Maryland HB649:  Property insurance exceeds the replacement value of the property. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 08/XX/2006. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
3664481001 XXX       XXX       XXX       1                                                                                                                                                                                                                                  1                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                   A           A           Yes      Yes       Final HUD1 NY    3/XX/2003    Purchase      Primary     XXX        $XXX
3400599994 XXX       XXX       XXX       1                                                                                                                                                                                                                                  1                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                   A           A           No       Yes       Final HUD1 FL    10/XX/2003   Purchase      Second Home XXX        $XXX
3621786908 XXX       XXX       XXX       2                                                                                                                                                                                                                                  2           *** (OPEN) Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings. - EV2                                                                                                                                                                                                                                                                                                       B           B           Yes      Yes       Final HUD1 NJ    10/XX/2004   Refinance     Primary     XXX        $XXX
3191224852 XXX       XXX       XXX       2                                                                                                                                                                                                                                  2           *** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing. - EV2                                                                                                                                                                                                                                                    B           B           Yes      Yes       Final HUD1 NY    10/XX/2007   Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                        *** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
3069417971 XXX       XXX       XXX       2                *** (OPEN) Incorrect Appraisal Form type: Appraisal Form 1004/70 used for incorrect Subject       *** (OPEN) Incorrect Appraisal Form type: Appraisal Form 1004/70 used for incorrect Subject property type.:     2           *** (OPEN) Connecticut Prepayment Penalty- Graduated Payment Loans: Connecticut Prepayment Penalty: Prepayment penalty not permissible on graduated payment loans; however Note or Prepay Addendum provides specific language that prepay will not exceed maximum permitted by applicable law. - EV2                                                                                                                                                                                    B           B           Yes      Yes       Final HUD1 CT    6/XX/2003    Refinance     Primary     XXX        $XXX
                                                          property type.: Valuation Type: Appraisal / Valuation Report Date: 06/XX/2003 - EV2               Valuation Type: Appraisal / Valuation Report Date: 06/XX/2003                                                               *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                          *** (OPEN) Missing Document: Missing Final 1003 - EV1                                             COMMENT: 2019/XX/20: Appraisal reflects Duplex
3817968125 XXX       XXX       XXX       2                                                                                                                                                                                                                                  2           *** (OPEN) (Doc Error) TIL Error: Borrower signature not dated. - EV2                                                                                                                                                                                                                                                                                                                                                                                                                   B           B           Yes      Yes       Final HUD1 GA    8/XX/2006    Purchase      Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                        *** (OPEN) (Doc Error) TIL Error: Final TIL not signed by all required parties - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2
3207507277 XXX       XXX       XXX       2                *** (OPEN) Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report                                                                                                                    2           *** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2                                                                                                                                                                             *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the       B           B           Yes      Yes       Final HUD1 NJ    7/XX/2011    Purchase      Primary     XXX        $XXX
                                                          Date: <empty> - EV3                                                                                                                                                                                                           *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2                                                                                                     amount of $XXX.
                                                                                                                                                                                                                                                                                        *** (OPEN) RESPA (2010) - Written Service Provider List Missing: RESPA (2010):  Borrower not provided with list of service providers. - EV2                                                                                                                                                           COMMENT: 2018/XX/13: TIL itemization did not disclose a title courier fee of $XXX or an origination fee of $XXX as prepaid finance charges.
                                                                                                                                                                                                                                                                                        *** (OPEN) RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet. - EV2                                                                                                                                                *** (OPEN) SAFE Act - NMLS Info Not in File: Secure and Fair Enforcement for Mortgage Licensing Act: NMLSR information not present on loan application.
                                                                                                                                                                                                                                                                                        *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2             COMMENT: 2018/XX/13: The Loan Originator Identifier and Loan Origination Company Identifier were not completed on the initial or the final loan applications.
                                                                                                                                                                                                                                                                                        *** (OPEN) RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) SAFE Act - NMLS Info Not in File: Secure and Fair Enforcement for Mortgage Licensing Act: NMLSR information not present on loan application. - EV2
2978224384 XXX       XXX       XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV1                                                                                                                                                             2           *** (OPEN) (Doc Error) TIL Error: Borrower signature not dated. - EV2                                                                                                                                                                                                                                                                                                                                                                                                                   B           B           Yes      Yes       Final HUD1 NY    5/XX/2005    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                        *** (OPEN) (Doc Error) TIL Error: Final TIL not signed by all required parties - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 05/XX/2005 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 03/XX/2005. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 05/XX/2005, prior to three (3) business days from transaction date of 05/XX/2005. - EV2
2838802908 XXX       XXX       XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV1                                                                                                                                                             2           *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2                                                                                                                                                                                                                                                                                                            B           B           Yes      Yes       Final HUD1 PA    2/XX/2006    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                        *** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 08/XX/2005. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
3050516742 XXX       XXX       XXX       2                *** (OPEN) FHA - Amendatory Clause is not compliant.: Disclosure: FHA - Amendatory Clause                                                                                                                         2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for                                                                                                                                                                                    B           B           No       Yes       Final HUD1 OK    5/XX/2004    Purchase      Primary     XXX        $XXX
                                                          (Government Documents) - EV3                                                                                                                                                                                                  testing was 01/XX/2004. - EV2
                                                          *** (OPEN) FHA - Real Estate Certification is not compliant.: Disclosure: FHA - Real Estate                                                                                                                                   *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                          Certification (Government Documents) - EV3
                                                          *** (OPEN) Missing Document: Missing Final 1003 - EV1
2974118222 XXX       XXX       XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV1                                                                                                                                                             2           *** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2                                                                                                                                                                                                                                                                                                                                           B           B           Yes      Yes       Final HUD1 MI    3/XX/2005    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                        *** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Michigan Consumer Caution and Home Ownership Counseling Notice Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Michigan Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided Timely): Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 02/XX/2005. - EV2
3431845909 XXX       XXX       XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV1                                                                                                                                                             2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for                                                                                                                                                                                    B           B           Yes      Yes       Final HUD1 NJ    3/XX/2007    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                        testing was 02/XX/2007. - EV2
3108748737 XXX       XXX       XXX       2                *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following                                                                                                                     2           *** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing. - EV2                                                                                                                                                                                                                                                    B           B           Yes      Yes       Final HUD1 NY    8/XX/2007    Refinance     Primary     XXX        $XXX
                                                          clauses: - EV2                                                                                                                                                                                                                *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 08/XX/2007 used as disbursement date for compliance testing. - EV2
                                                          *** (OPEN) Missing Document: Missing Final 1003 - EV1                                                                                                                                                                         *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 08/XX/2007, prior to three (3) business days from transaction date of 8/XX/2007 12:00:00 AM. - EV2
3159751521 XXX       XXX       XXX       2                *** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV1                                                                                                                              2           *** (OPEN) ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2                                                                                                                                                                                                                                                                                                               B           B           Yes      Yes       Final HUD1 NY    12/XX/2006   Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                        *** (OPEN) CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
3766811952 XXX       XXX       XXX       2                *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following                                                                                                                     2           *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 08/XX/2006 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                                                            B           B           Yes      Yes       Final HUD1 OK    8/XX/2006    Refinance     UTD         XXX        $XXX
                                                          clauses: - EV2                                                                                                                                                                                                                *** (OPEN) Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates. - EV2
                                                          *** (OPEN) Missing Document: Missing Final 1003 - EV1                                                                                                                                                                         *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 08/XX/2006, prior to three (3) business days from transaction date of 8/XX/2006 12:00:00 AM. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2
3845974513 XXX       XXX       XXX       2                *** (OPEN) FHA Informed  Consumer Choice Disclosure is missing.: Disclosure: FHA - Informed                                                                                                                       2           *** (OPEN) RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges. - EV2                                                                                                                                                                                                                                           B           B           Yes      Yes       Final HUD1 KY    2/XX/2011    Refinance     Primary     XXX        $XXX
                                                          Consumer Choice Disclosure (Government Documents) - EV3                                                                                                                                                                       *** (OPEN) RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) RESPA (2010) - Written Service Provider List Not Provided Timely: RESPA (2010) - Borrower did not receive a list of service providers at the time the Good Faith Estimate was provided. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement. - EV2
3809640210 XXX       XXX       XXX       2                *** (OPEN) Missing Document: FHA Mortgage Insurance Certificate not provided - EV3                                                                                                                                2           *** (OPEN) ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information. - EV2                                                                                                                                                                                                                                                                                                                        B           B           No       Yes       Final HUD1 OR    6/XX/2004    Purchase      Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                        *** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Prepaid Interest From Date from HUD-1 or final closing disclosure of 06/XX/2004 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
3363486903 XXX       XXX       XXX       2                                                                                                                                                                                                                                  2           *** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2                                                                                                                                                                                                                                                                           B           B           Yes      Yes       Final HUD1 FL    7/XX/2006    Refinance     Primary     XXX        $XXX
3728057974 XXX       XXX       XXX       2                                                                                                                                                                                                                                  2           *** (OPEN) (Doc Error) TIL Error: Borrower signature not dated. - EV2                                                                                                                                                                                                                                                                                                                                                                                                                   B           B           No       Yes       Final HUD1 FL    3/XX/2007    Purchase      Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                        *** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2
3338429409 XXX       XXX       XXX       2                *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following                                                                                                                     2           *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 07/XX/2003 used as disbursement date for compliance testing. - EV2                                                                          *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the       B           B           Yes      Yes       Final HUD1 OK    7/XX/2003    Refinance     UTD         XXX        $XXX
                                                          clauses: - EV2                                                                                                                                                                                                                *** (OPEN) Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates. - EV2                                                                                                                                                                   amount of $XXX.
                                                          *** (OPEN) Missing Document: Missing Final 1003 - EV1                                                                                                                                                                         *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2                                                                                                     COMMENT: 2024/XX/23: Unable to determine under disclosure due to missing Itemization of Amount Financed.
                                                                                                                                                                                                                                                                                        *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 07/XX/2003, prior to three (3) business days from transaction date of 7/XX/2003 12:00:00 AM. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2
3525382259 XXX       XXX       XXX       3                                                                                                                                                                                                                                  3           *** (OPEN) Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee Testing Material: Missing Final HUD-1:  HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing. - EV3                                                                                                                                                                                                                                                                 D           D           Yes      Yes       HUD1, not  FL    9/XX/2004    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                        *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2                                                                                                                                                                                                                                                  signed or
                                                                                                                                                                                                                                                                                        *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2                                                                                                                                                                                                                                                                                                                                                      stamped
3535509746 XXX       XXX       XXX       3        1                                                                                                                                                                                                                         3           *** (OPEN) (Missing Doc) Incomplete loan images/file - EV3                                                                                                                                                                                                                                            *** (OPEN) (Missing Doc) Incomplete loan images/file                                                                                                                              D           D                    No                   TX    10/XX/2014   Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              COMMENT: 2024/XX/24: The file is missing one or more of the core documents required for a review.  Please provide a Note, Security Instrument, initial 1003, final 1003, an AUS,
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              Approval or 1008, and a final Title.  Loan is a HELOC for which guidelines are required.
3224506492 XXX       XXX       XXX       3        1                                                                                                                                                                                                                         3           *** (OPEN) (Missing Doc) Incomplete loan images/file - EV3                                                                                                                                                                                                                                            *** (OPEN) (Missing Doc) Incomplete loan images/file                                                                                                                              D           D                    No
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              COMMENT: 2024/XX/05: The file is missing one or more of the core documents required for a review.  Please provide an AUS, Approval or 1008, income verification, asset verification, final Title, and all issued LE's and CD's.
3234592460 XXX       XXX       XXX       3                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                     3           *** (OPEN) (Missing Doc) Incomplete loan images/file - EV3                                                                                                                                                                                                                                            *** (OPEN) (Missing Doc) Incomplete loan images/file                                                                                                                              D           D                    Yes       HUD1, not  TX    7/XX/2007    Refinance     UTD         XXX        $XXX
                                                          *** (OPEN) Missing Document: Security Instrument - Subject Lien not provided - EV3                                                                                                                                            *** (OPEN) Missing Document: Note - Subject Lien not provided - EV3                                                                                                                                                                                                                                   COMMENT: 2024/XX/02: Missing Note, final HUD and TIL from loan file to complete compliance testing.                                                                                                                          signed or
                                                          *** (OPEN) Missing Document: Missing Final 1003 - EV1                                                                                                                                                                         *** (OPEN) (Doc Error) Initial GFE not provided - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                                                              stamped
                                                                                                                                                                                                                                                                                        *** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2
3796337682 XXX       XXX       XXX       3        3       *** (OPEN) AUS Findings: Investor qualifying total debt ratio discrepancy. - EV3                  *** (OPEN) AUS Findings: Investor qualifying total debt ratio discrepancy.                                      3           *** (OPEN) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM does not match Due Diligence Loan Designation of ATR Fail. - EV3                                                                                                    *** (OPEN) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM does not match Due Diligence Loan Designation   C           C           Yes      No                   OR    8/XX/2021    Refinance     Primary     XXX        $XXX                  Safe Harbor  ATR Fail
                                                          *** (OPEN) AUS/Guideline Findings: All conditions were not met - EV3                              COMMENT: 2023/XX/26: DTI is higher than lender used due to new debt opened prior to closing.  $XXX/month was                *** (OPEN) General Ability To Repay Provision Employment - Partnership Test: Ability-to-Repay (Dodd-Frank 2014): Unable to verify current Partnership status due to missing Tax Return/Transcript for the most recent year, and one of these docs is required yet missing:  Audited/Third Party P&L,  of ATR Fail.                                                                                                                                                                                                                                                                                                          QM
                                                          *** (OPEN) Income documentation requirements not met. - EV3                                       added for XXX account opened 05/XX/2021.                                                                                    CPA Letter, or other Third Party Verification. (XXX XXX/Partnership) - EV3                                                                                                                                                                                                                            COMMENT: 2023/XX/26: DTI is higher than lender used due to new debt opened prior to closing.  $XXX/month was added for XXX account opened 05/XX/2021, causing the loan to
                                                          *** (OPEN) Due diligence review based on non-origination guidelines (i.e. aggregator, seller). -  *** (OPEN) AUS/Guideline Findings: All conditions were not met                                                              *** (OPEN) General Ability To Repay Provision Employment - Schedule C Test: Ability-to-Repay (Dodd-Frank 2014): Unable to verify current Sole Proprietorship status using reasonably reliable third-party records. (XXX XXX/Schedule C) - EV3                                                         waterfall through the QM Testing, resulting in a Loan Designation discrepancy.
                                                          EV2                                                                                               COMMENT: 2023/XX/26: DTI is higher than lender used due to new debt opened prior to closing.  $XXX/month was                *** (OPEN) General Ability To Repay Provision Income and Assets - Partnership: Ability to Repay (Dodd-Frank 2014): Unable to verify Partnership income using reasonably reliable third-party records. (XXX XXX/Partnership) - EV3                                                                     *** (OPEN) General Ability To Repay Provision Employment - Partnership Test: Ability-to-Repay (Dodd-Frank 2014): Unable to verify current Partnership status due to missing Tax
                                                                                                                                                            added for XXX account opened 05/XX/2021.                                                                                    *** (OPEN) General Ability To Repay Provision Income and Assets - Schedule C: Ability to Repay (Dodd-Frank 2014): Unable to verify Sole Proprietorship income using reasonably reliable third-party records. (XXX XXX/Schedule C) - EV3                                                               Return/Transcript for the most recent year, and one of these docs is required yet missing:  Audited/Third Party P&L, CPA Letter, or other Third Party Verification. (XXX
                                                                                                                                                            *** (OPEN) Income documentation requirements not met.                                                                       *** (OPEN) General Ability To Repay Provision Investor Guidelines: Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or more guideline components, the loan is at ATR risk. - EV3                                                                                                     XXX/Partnership)
                                                                                                                                                            COMMENT: 2023/XX/26: Most recent signed dated tax return and third party verification employment for XXX are                *** (OPEN) General ATR Provision Investor and Non QM DTIs match and both significantly exceed Guidelines: Ability to Repay (Dodd-Frank 2014): The DTI calculated in accordance with the Lenders Guidelines and 1026.43(c)(5) of 56.26913% significantly exceeds the guideline maximum of 50.20%. (DTI COMMENT: 2023/XX/26: Third Party Verification of employment for XXX and most recent signed and dated tax return are missing in file.
                                                                                                                                                            missing in file.                                                                                                            Exception requires compelling compensating factors to consider regrading to EV2-B.) - EV3                                                                                                                                                                                                             *** (OPEN) General Ability To Repay Provision Employment - Schedule C Test: Ability-to-Repay (Dodd-Frank 2014): Unable to verify current Sole Proprietorship status using
                                                                                                                                                            *** (OPEN) Due diligence review based on non-origination guidelines (i.e. aggregator, seller).                              *** (OPEN) Income Method of Calculation: Qualified Mortgage (Dodd-Frank 2014): The Method used to calculate the qualifying monthly income is not supported by the earnings history/trend. (XXX XXX/Partnership) - EV3                                                                                 reasonably reliable third-party records. (XXX XXX/Schedule C)
                                                                                                                                                            COMMENT: 2023/XX/26: AUS is used in the file.                                                                               *** (OPEN) Income/Asset Guideline Deficiency - ATR Impact: Ability to Repay (Dodd-Frank 2014): There are guideline deficiencies related to income and/or asset doc requirements which could result in a risk to the borrower's ability to repay.  (Exception is eligible to be regraded with          COMMENT: 2023/XX/26: Third Party Verification of employment for XXX and most recent signed and dated tax return are missing in file.
                                                                                                                                                                                                                                                                                        compensating factors.) - EV3                                                                                                                                                                                                                                                                          *** (OPEN) General Ability To Repay Provision Income and Assets - Partnership: Ability to Repay (Dodd-Frank 2014): Unable to verify Partnership income using reasonably reliable
                                                                                                                                                                                                                                                                                        *** (OPEN) Partnership Income Documentation Test: Qualified Mortgage (Dodd-Frank 2014): Self-employed income documentation not sufficient (Partnership). (XXX XXX/Partnership) - EV3                                                                                                                  third-party records. (XXX XXX/Partnership)
                                                                                                                                                                                                                                                                                        *** (OPEN) QM DTI: Qualified Mortgage (Dodd-Frank 2014): Total Debt to Income Ratio exceeds 43% and the images do not provide evidence loan is eligible for purchase, guarantee or insurance by the appropriate agency. - EV3                                                                         COMMENT: 2023/XX/26: Third Party Verification of employment for XXX and most recent signed and dated tax return are missing in file.
                                                                                                                                                                                                                                                                                        *** (OPEN) Sole Proprietorship Income Documentation Test: Qualified Mortgage (Dodd-Frank 2014): Self-employed income documentation not sufficient (Sole Proprietorship). (XXX XXX/Schedule C) - EV3                                                                                                   *** (OPEN) General Ability To Repay Provision Income and Assets - Schedule C: Ability to Repay (Dodd-Frank 2014): Unable to verify Sole Proprietorship income using reasonably
                                                                                                                                                                                                                                                                                        *** (OPEN) QM Employment History - Current Employment Documentation lacks Date Info: Qualified Mortgage (Dodd-Frank 2014): Missing Employment Dates to verify two years current employment. (XXX/12951600) - EV2                                                                                      reliable third-party records. (XXX XXX/Schedule C)
                                                                                                                                                                                                                                                                                        *** (CLEARED) (Missing Doc) Incomplete loan images/file - EV1                                                                                                                                                                                                                                         COMMENT: 2023/XX/26: Third Party Verification of employment for XXX and most recent signed and dated tax return are missing in file.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              *** (OPEN) General Ability To Repay Provision Investor Guidelines: Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or more guideline components, the loan is at
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              ATR risk.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              COMMENT: 2023/XX/26: DTI is higher than lender used due to new debt opened prior to closing.  $XXX/month was added for XXX account opened 05/XX/2021, causing the loan to waterfall through the QM Testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              *** (OPEN) General ATR Provision Investor and Non QM DTIs match and both significantly exceed Guidelines: Ability to Repay (Dodd-Frank 2014): The DTI calculated in accordance with the Lenders Guidelines and 1026.43(c)(5) of 56.26913% significantly exceeds the guideline maximum of 50.20%. (DTI Exception requires compelling compensating factors to consider regrading to EV2-B.)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              COMMENT: 2023/XX/26: DTI is higher than lender used due to new debt opened prior to closing.  $XXX/month was added for XXX account opened 05/XX/2021.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              *** (OPEN) Income Method of Calculation: Qualified Mortgage (Dodd-Frank 2014): The Method used to calculate the qualifying monthly income is not supported by the earnings history/trend. (XXX XXX/Partnership)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              COMMENT: 2023/XX/26: Third Party Verification of employment for XXX is missing in file.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              *** (OPEN) Income/Asset Guideline Deficiency - ATR Impact: Ability to Repay (Dodd-Frank 2014): There are guideline deficiencies related to income and/or asset doc requirements which could result in a risk to the borrower's ability to repay.  (Exception is eligible to be regraded with compensating factors.)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              COMMENT: 2023/XX/26: DTI is higher than lender used due to new debt opened prior to closing.  $XXX/month was added for XXX account opened 05/XX/2021, causing the loan to waterfall through the QM Testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              *** (OPEN) Partnership Income Documentation Test: Qualified Mortgage (Dodd-Frank 2014): Self-employed income documentation not sufficient (Partnership). (XXX XXX/Partnership)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              COMMENT: 2023/XX/26: Third Party Verification of employment for XXX and most recent signed and dated tax return are missing in file.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              *** (OPEN) QM DTI: Qualified Mortgage (Dodd-Frank 2014): Total Debt to Income Ratio exceeds 43% and the images do not provide evidence loan is eligible for purchase, guarantee or insurance by the appropriate agency.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              COMMENT: 2023/XX/26: DTI is higher than lender used due to new debt opened prior to closing.  $XXX/month was added for XXX account opened 05/XX/2021.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              *** (OPEN) Sole Proprietorship Income Documentation Test: Qualified Mortgage (Dodd-Frank 2014): Self-employed income documentation not sufficient (Sole Proprietorship). (XXX
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              XXX/Schedule C)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              COMMENT: 2023/XX/26: Most recent signed and dated tax return for XXX XXX is missing in file.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              *** (OPEN) QM Employment History - Current Employment Documentation lacks Date Info: Qualified Mortgage (Dodd-Frank 2014): Missing Employment Dates to verify two years current employment. (XXX/12951600)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              COMMENT: 2023/XX/26: Third Party Verification of employment for XXX and most recent signed and dated tax return are missing in file.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              *** (CLEARED) (Missing Doc) Incomplete loan images/file
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              COMMENT: 2023/XX/22: The file is missing one or more of the core documents required for a review.  Please provide a complete loan package including subject a Note, Security
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              Instrument, an initial 1003, a final 1003, an Approval or 1008, income verification, asset verification, an origination credit report, final Title, and all issued LE's and CD's.
2874707236 XXX       XXX                 3        1                                                                                                                                                                                                                         3           *** (OPEN) (Missing Doc) Incomplete loan images/file - EV3                                                                                                                                                                                                                                            *** (OPEN) (Missing Doc) Incomplete loan images/file                                                                                                                              D           D                    No
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              COMMENT: 2024/XX/25: The file is missing one or more of the core documents required for a review.  Please provide a complete loan package including an initial 1003, a final
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              1003, an AUS, Approval or 1008, income verification, asset verification, an origination credit report, and all issued GFE's and TIL's.
2788804980 XXX       XXX       XXX       2                                                                                                                                                                                                                                  2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2                                                                                                                                                                                                       B           B           No       Yes       Final HUD1 KY    11/XX/2005   Refinance     Primary     XXX        $XXX
2809742143 XXX       XXX       XXX       2                                                                                                                                                                                                                                  2           *** (OPEN) (Doc Error) Initial GFE not provided - EV2                                                                                                                                                                                                                                                 *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the       B           B           Yes      Yes       Final HUD1 NY    4/XX/2006    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                        *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Prepaid Interest From Date from HUD-1 or final closing disclosure of 04/XX/2006 used as disbursement date for compliance testing. - EV2                                        amount of $XXX.
                                                                                                                                                                                                                                                                                        *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2                                                                                                     COMMENT: 2024/XX/14: Unable to determine due to missing itemization of amount financed.
                                                                                                                                                                                                                                                                                        *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
3295919584 XXX       XXX       XXX       3                *** (OPEN) Missing Document: Flood Certificate not provided - EV1                                                                                                                                                 3           *** (OPEN) (TX50(a)(6)) Texas Cash-out Loan  (Final Loan Application): Texas Constitution Section 50(a)(6): No evidence the borrower(s) received a copy of the final loan application at or prior to closing. - EV3                                                                                                                                                                                                                                                                     D           D           Yes      Yes       HUD1, not  TX    11/XX/2013   Refinance     Primary     XXX        $XXX
                                                          *** (OPEN) Missing Document: Missing Final 1003 - EV1                                                                                                                                                                         *** (OPEN) (TX50(a)(6)) Texas Cash-out Loan  (No evidence that borrower received copies of all documents signed at closing): Texas Constitution Section 50(a)(6):  Texas Cash-out Loan.   No evidence that borrower(s) received copies of all documents signed at time of closing. - EV3                                                                                                                                                                                                                                           signed or
                                                                                                                                                                                                                                                                                        *** (OPEN) Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1:  HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing. - EV3                                                                                                                                                                                                                                                                                                                     stamped
                                                                                                                                                                                                                                                                                        *** (OPEN) (Doc Error) GFE Error: There is no evidence that the interest rate was locked prior to closing - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) (Fed HPML Provision) Federal Higher-Priced Mortgage Loan (1st Lien, Escrow Not Established): Federal Higher-Priced Mortgage Loan (2013): Mandatory escrow account not established on 1st lien mortgage loan. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) (Fed HPML Provision) Federal Higher-Priced Mortgage Loan (Ability to Repay Not Verified): Federal Higher Priced Mortgage Loan:  Borrower's ability to repay not verified with reliable documentation. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained): Unable to determine whether the loan contains a T-42 and T-42.1 Endorsement due to missing information. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) (TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal): Texas Constitution Section 50(a)(6): The lender/Assignee cannot conclusively rely on the Value on
                                                                                                                                                                                                                                                                                        Acknowledgement of Fair Market Value.  Test performed using stated value or other valuation method in file other than appraisal. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 11/XX/2013 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Federal HPML 2009 Non Compliant: Federal Higher-Priced Mortgage Loan: APR on subject loan of 4.83920% or Final Disclosure APR of 4.86300% is in excess of allowable threshold of APOR 3.30% + 1.5%, or 4.80000%.  Non-Compliant Higher Priced Mortgage Loan. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2013 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) RESPA (2010) -  Interest Rate on GFE Inaccurate: RESPA (2010): Interest Rate on GFE does not match Note. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) RESPA (2010) - 10% Tolerance Without Cure: RESPA (2010): 10% tolerance violation without  evidence of sufficient cure provided. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Secure and Fair Enforcement for Mortgage Licensing Act:  Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 11/XX/2013, prior to three (3) business days from transaction date of 11/XX/2013. - EV2
3171848884 XXX       XXX       XXX       3        3       *** (OPEN) AUS/Guideline Findings: All conditions were not met - EV3                              *** (OPEN) AUS/Guideline Findings: All conditions were not met                                                  3           *** (OPEN) General Ability To Repay - Missing Investor Guideline Qualifying Total Debt Ratio: Unable to complete ATR testing due to missing investor guideline qualifying total debt ratio. - EV3                                                                                                     *** (OPEN) General Ability To Repay - Missing Investor Guideline Qualifying Total Debt Ratio: Unable to complete ATR testing due to missing investor guideline qualifying total   C           C           Yes      No                   WA    11/XX/2019   Purchase      Primary     XXX        $XXX                  UTD          ATR Risk
                                                                                                                                                            COMMENT: 2024/XX/12: Unable to determine all required conditions due to missing guidelines.                                 *** (OPEN) General Ability To Repay Provision Investor Guidelines: Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or more guideline components, the loan is at ATR risk. - EV3                                                                                                     debt ratio.
                                                                                                                                                                                                                                                                                        *** (OPEN) General Ability To Repay Provision Investor Guidelines Not Provided: Ability to Repay (Dodd-Frank 2014): Unable to determine ability to repay due to missing guidelines. Loan characteristics are DTI: 47.42342%, LTV/CLTV: 97.00000%/100.54610%, Credit Score: 673, Occupancy: Primary,   COMMENT: 2024/XX/12: Unable to determine guideline maximum allowable DTI due to missing guidelines.
                                                                                                                                                                                                                                                                                        Purpose: Purchase, - EV3                                                                                                                                                                                                                                                                              *** (OPEN) General Ability To Repay Provision Investor Guidelines: Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or more guideline components, the loan is at
                                                                                                                                                                                                                                                                                        *** (OPEN) Guideline Deficiency - ATR Impact: Ability to Repay (Dodd-Frank 2014):  There are guideline deficiencies which could result in a risk to the borrower's ability to repay.  (Exception is eligible to be regraded with compensating factors.) - EV3                                         ATR risk.
                                                                                                                                                                                                                                                                                        *** (OPEN) QM DTI: Qualified Mortgage (Dodd-Frank 2014): Total Debt to Income Ratio exceeds 43% and the images do not provide evidence loan is eligible for purchase, guarantee or insurance by the appropriate agency. - EV3                                                                         COMMENT: 2024/XX/14: Unable to determine all required conditions due to missing guidelines.
                                                                                                                                                                                                                                                                                        *** (OPEN) Unknown Loan Designation Test: Ability to Repay / Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation not provided. Loan tested as Non-QM.  Due Diligence Loan Designation is ATR Risk. - EV3                                                                                *** (OPEN) General Ability To Repay Provision Investor Guidelines Not Provided: Ability to Repay (Dodd-Frank 2014): Unable to determine ability to repay due to missing
                                                                                                                                                                                                                                                                                        *** (OPEN) ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/11/XX/2019) - EV2               guidelines. Loan characteristics are DTI: 47.42342%, LTV/CLTV: 97.00000%/100.54610%, Credit Score: 673, Occupancy: Primary, Purpose: Purchase,
                                                                                                                                                                                                                                                                                        *** (CLEARED) (Missing Doc) Incomplete loan images/file - EV1                                                                                                                                                                                                                                         COMMENT: 2024/XX/12: Unable to determine guideline requirements due to missing guidelines.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              *** (OPEN) Guideline Deficiency - ATR Impact: Ability to Repay (Dodd-Frank 2014):  There are guideline deficiencies which could result in a risk to the borrower's ability to repay.  (Exception is eligible to be regraded with compensating factors.)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              COMMENT: 2024/XX/14: Guidelines have not been provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              *** (OPEN) QM DTI: Qualified Mortgage (Dodd-Frank 2014): Total Debt to Income Ratio exceeds 43% and the images do not provide evidence loan is eligible for purchase, guarantee or insurance by the appropriate agency.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              COMMENT: 2024/XX/12: Unable to determine guideline maximum allowable DTI due to missing guidelines.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              *** (OPEN) Unknown Loan Designation Test: Ability to Repay / Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation not provided. Loan tested as Non-QM.  Due
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              Diligence Loan Designation is ATR Risk.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              COMMENT: 2024/XX/12: Unable to determine guideline maximum allowable DTI due to missing guidelines.  The loan default tested as ATR risk.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              *** (OPEN) ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/11/XX/2019)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              COMMENT: 2024/XX/12: Appraisal report dated 11/XX/2019 missing evidence of receipt.
3222251025 XXX       XXX       XXX       3        3       *** (OPEN) Hazard Insurance Error: Subject hazard insurance premium is missing from evidence of   *** (OPEN) Hazard Insurance Error: Subject hazard insurance premium is missing from evidence of insurance.      3           *** (OPEN) Check Loan Designation Match - ATR: Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Fail. - EV3                                                                                                             *** (OPEN) Check Loan Designation Match - ATR: Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR     C           C           Yes      No                   NY    7/XX/2021    Purchase      Primary     XXX        $XXX                  Non QM       ATR Fail
                                                          insurance. - EV3                                                                                  COMMENT: 2024/XX/18: Hazard Policy not provided.                                                                            *** (OPEN) General Ability To Repay - Missing Investor Guideline Qualifying Total Debt Ratio: Unable to complete ATR testing due to missing investor guideline qualifying total debt ratio. - EV3                                                                                                     Fail.
                                                          *** (OPEN) Missing Document: Hazard Insurance Policy not provided - EV3                           *** (OPEN) Missing Document: Hazard Insurance Policy not provided                                                           *** (OPEN) General Ability To Repay Provision Income and Assets - No Income Provided: Ability to Repay (Dodd-Frank 2014): No income or assets converted to a monthly amount was provided to demonstrate ability to repay. - EV3                                                                       COMMENT: 2024/XX/18: Loan designation failure due to ATR failure.  This exception will be cleared once all ATR specific exceptions have been cured/cleared.
                                                                                                                                                            COMMENT: 2024/XX/18: Missing Hazard Insurance Policy.                                                                       *** (OPEN) (Fed HPML Provision) Federal Higher-Priced Mortgage Loan (Timing of Appraisal to Consumer): TILA HPML Appraisal Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/05/XX/2021) - EV2      *** (OPEN) General Ability To Repay Provision Income and Assets - No Income Provided: Ability to Repay (Dodd-Frank 2014): No income or assets converted to a monthly amount was
                                                                                                                                                                                                                                                                                        *** (OPEN) (State HPML Disclosure) New York Subprime Loan (Counseling Disclosure Not Provided): New York Subprime Loan: Counseling Disclosure not provided to borrower. - EV2                                                                                                                         provided to demonstrate ability to repay.
                                                                                                                                                                                                                                                                                        *** (OPEN) (State HPML Disclosure) New York Subprime Loan (Notice of Taxes and Insurance Not Provided): New York Subprime Loan: Borrower not provided with Notice of Taxes and Insurance on 1st lien, subprime loan. - EV2                                                                            COMMENT: 2024/XX/18: No Ratio Loan.
                                                                                                                                                                                                                                                                                        *** (OPEN) (State HPML Disclosure) New York Subprime Loan (Subprime Legend Not on Mortgage): New York Subprime Loan:  Mortgage does not contain a legend stating that the subprime loan is subject to Section 6-m of the Banking Law. - EV2                                                           *** (OPEN) (Fed HPML Provision) Federal Higher-Priced Mortgage Loan (Timing of Appraisal to Consumer): TILA HPML Appraisal Rule (Dodd-Frank 2014): Creditor did not provide a
                                                                                                                                                                                                                                                                                        *** (OPEN) (State HPML Provision) New York Subprime Loan (Ability to Repay not Verified): New York Subprime Loan:  Borrower's ability to repay not verified with reliable documentation. - EV2                                                                                                        copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/05/XX/2021)
                                                                                                                                                                                                                                                                                        *** (OPEN) (State HPML Provision) New York Subprime Loan (Escrow Not Established): New York Subprime Loan: Mandatory escrow account not established for the collection of property taxes and insurance. (Note: Does not apply to a subordinate lien when the taxes and insurance are escrowed through COMMENT: 2024/XX/18: Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.
                                                                                                                                                                                                                                                                                        another home loan.  It also does not apply if the borrower can demonstrate a record of 12 months of timely payments of taxes and insurance on a previous home loan.) - EV2                                                                                                                            *** (OPEN) (State HPML Disclosure) New York Subprime Loan (Counseling Disclosure Not Provided): New York Subprime Loan: Counseling Disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                        *** (OPEN) ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/05/XX/2021) - EV2               COMMENT: 2024/XX/18: Counseling Disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                        *** (OPEN) Fannie Mae 2014 - 3% Points and Fees: Fannie Mae 2014 3% Points and Fees Test.  Points and Fees on subject loan of 3.37320% is in excess of the investor allowable maximum of  3.00000% of the Federal Total Loan Amount. Points and Fees total $XXX on a Federal Total Loan Amount of     *** (OPEN) (State HPML Disclosure) New York Subprime Loan (Notice of Taxes and Insurance Not Provided): New York Subprime Loan: Borrower not provided with Notice of Taxes and
                                                                                                                                                                                                                                                                                        $XXX vs. an investor allowable total of $XXX (an overage of $XXX or .37320%). - EV2                                                                                                                                                                                                                   Insurance on 1st lien, subprime loan.
                                                                                                                                                                                                                                                                                        *** (OPEN) Federal HPML 2014 Non Compliant: Federal Higher-Priced Mortgage Loan: APR on subject loan of 6.34959% or Final Disclosure APR of 6.38100% is equal to or greater than the threshold of APOR 3.04% + 1.5%, or 4.54000%.  Non-Compliant Higher Priced Mortgage Loan. - EV2                   COMMENT: 2024/XX/18: Borrower not provided with Notice of Taxes and Insurance on 1st lien, subprime loan.
                                                                                                                                                                                                                                                                                        *** (OPEN) New York Subprime Home Loan Threshold Fixed Non-Compliant: New York Subprime Loan: APR on subject loan of 6.34959% or Final Disclosure APR of 6.38100% is in excess of allowable threshold of Prime Mortgage Market Rate 2.96000 + 1.75%, or 4.71000%.  Non-Compliant SubPrime Loan. - EV2 *** (OPEN) (State HPML Disclosure) New York Subprime Loan (Subprime Legend Not on Mortgage): New York Subprime Loan:  Mortgage does not contain a legend stating that the
                                                                                                                                                                                                                                                                                        *** (OPEN) RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List of Homeownership Counseling Organizations to borrower. - EV2                                                                             subprime loan is subject to Section 6-m of the Banking Law.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              COMMENT: 2024/XX/18: Mortgage does not contain a legend stating that the subprime loan is subject to Section 6-m of the Banking Law.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              *** (OPEN) (State HPML Provision) New York Subprime Loan (Ability to Repay not Verified): New York Subprime Loan:  Borrower's ability to repay not verified with reliable documentation.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              COMMENT: 2024/XX/18: Borrower's ability to repay not verified with reliable documentation.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              *** (OPEN) (State HPML Provision) New York Subprime Loan (Escrow Not Established): New York Subprime Loan: Mandatory escrow account not established for the collection of property taxes and insurance. (Note: Does not apply to a subordinate lien when the taxes and insurance are escrowed through another home loan.  It also does not apply if the borrower can demonstrate a record of 12 months of timely payments of taxes and insurance on a previous home loan.)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              COMMENT: 2024/XX/18: Mandatory escrow account not established for the collection of property taxes and insurance.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              *** (OPEN) ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/05/XX/2021)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              COMMENT: 2024/XX/18: Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              *** (OPEN) Fannie Mae 2014 - 3% Points and Fees: Fannie Mae 2014 3% Points and Fees Test.  Points and Fees on subject loan of 3.37320% is in excess of the investor allowable maximum of  3.00000% of the Federal Total Loan Amount. Points and Fees total $XXX on a Federal Total Loan Amount of $XXX vs. an investor allowable total of $XXX (an overage of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              $XXX or .37320%).
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              COMMENT: 2024/XX/18: Loan fails Mortgage Points and fees test due to the fees charged to the Borrower(s) exceed 3% the loan amount.  The Note reflects a loan amount of $XXX Fees charged to the Borrower(s) equal $XXX which equal 3.37320% of the loan amount.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              *** (OPEN) Federal HPML 2014 Non Compliant: Federal Higher-Priced Mortgage Loan: APR on subject loan of 6.34959% or Final Disclosure APR of 6.38100% is equal to or greater than the threshold of APOR 3.04% + 1.5%, or 4.54000%.  Non-Compliant Higher Priced Mortgage Loan.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              COMMENT: 2024/XX/18: APR on subject loan of 6.34959% or Final Disclosure APR of 6.38100% is equal to or greater than the threshold of APOR 3.04% + 1.5%, or 4.54000%.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              *** (OPEN) New York Subprime Home Loan Threshold Fixed Non-Compliant: New York Subprime Loan: APR on subject loan of 6.34959% or Final Disclosure APR of 6.38100% is in excess of allowable threshold of Prime Mortgage Market Rate 2.96000 + 1.75%, or 4.71000%.  Non-Compliant SubPrime Loan.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              COMMENT: 2024/XX/18: APR on subject loan of 6.34959% or Final Disclosure APR of 6.38100% is in excess of allowable threshold of Prime Mortgage Market Rate 2.96000 + 1.75%, or
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              4.71000%.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              *** (OPEN) RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List of Homeownership
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              Counseling Organizations to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              COMMENT: 2024/XX/18: Creditor did not provide List of Homeownership Counseling Organizations to borrower.
2971236013 XXX       XXX       XXX       3        3       *** (OPEN) AUS/Guideline Findings: All conditions were not met - EV3                              *** (OPEN) AUS/Guideline Findings: All conditions were not met                                                  2           *** (OPEN) TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $XXX exceeds tolerance of $XXX plus 10% or $XXX.  Insufficient or no cure was provided to the borrower. (0) - EV2             *** (OPEN) TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $XXX      B           B           Yes      No                   CA    3/XX/2021    Purchase      Primary     XXX        $XXX                  Non QM       Non QM
                                                          *** (OPEN) Missing Document: AUS not provided - EV3                                               COMMENT: 2024/XX/13: File is missing final AUS; final 1008 showing AUS approved was used for review.                        *** (CLEARED) (Missing Doc) Incomplete loan images/file - EV1                                                                                                                                                                                                                                         exceeds tolerance of $XXX plus 10% or $XXX.  Insufficient or no cure was provided to the borrower. (0)
                                                          *** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most   *** (OPEN) Missing Document: AUS not provided                                                                                                                                                                                                                                                                                                                                                                                     COMMENT: 2024/XX/12: Total amount of $XXX exceeds tolerance of $XXX plus 10% or $XXX. No cure provided.
                                                          recent FEMA disaster. - EV1                                                                       COMMENT: 2024/XX/13: File is missing final AUS; final 1008 showing AUS approved was used for review.                                                                                                                                                                                                                                                                                                                              *** (CLEARED) (Missing Doc) Incomplete loan images/file
                                                                                                                                                            *** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA                                                                                                                                                                                                                                                                                                                       COMMENT: 2024/XX/12: Guidelines not provided.
                                                                                                                                                            disaster.
                                                                                                                                                            COMMENT: 2024/XX/12: There was a FEMA Disaster dated XX/XX/XXXX. The subject property is located in a FEMA disaster area. A post disaster inspection report is needed verifying there is no damage to the subject property. The post disaster inspection report must be dated after the disaster declaration end date. Post
                                                                                                                                                            Disaster Inspection is missing.
3699853625 XXX       XXX       XXX       3        3       *** (OPEN) Income Docs Missing:: Borrower: XXX - EV3                                              *** (OPEN) Income Docs Missing:: Borrower: XXX                                                                  2           *** (OPEN) ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Missing: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide "Right to Receive a Copy" appraisal disclosure to consumer. - EV2                                                                                 *** (OPEN) ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Missing: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide "Right to Receive a Copy"     B           B           No       Yes       Final HUD1 NY    8/XX/2018    Purchase      Investment  XXX        $XXX                  N/A          N/A
                                                          *** (OPEN) Income documentation requirements not met. - EV3                                       COMMENT: 2024/XX/21: A guideline required WVOE including income as required by the guidelines is missing.                   *** (OPEN) FNMA Points and Fees: FNMA Points and Fees on subject loan of 6.81944% is in excess of the allowable maximum of the greater of 5.00000% of the Original Loan Amount and $XXX (2018). FNMA Finance Charge total $XXX on a Original Loan Amount of $XXX vs. an allowable total of $XXX and   appraisal disclosure to consumer.
                                          *** (OPEN) Insufficient Coverage: Hazard insurance coverage amount is insufficient. - EV3         *** (OPEN) Income documentation requirements not met.                                                                       $XXX (2018) (an overage of $XXX or 1.81944%). - EV2                                                                                                                                                                                                                                                   COMMENT: 2024/XX/21: Missing Right to Receive a Copy of Appraisal disclosure.
                                                          *** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most   COMMENT: 2024/XX/21: A guideline required WVOE including income as required by the guidelines is missing.
                                                          recent FEMA disaster. - EV1                                                                       *** (OPEN) Insufficient Coverage: Hazard insurance coverage amount is insufficient.
                                                                                                                                                            COMMENT: 2024/XX/21: Insurance coverage is insufficient by $XXX based on loan amount, there was no evidence of extended coverage or insurer's estimate replacement cost provided.
                                                                                                                                                            *** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.
                                                                                                                                                            COMMENT: 2024/XX/21: The subject property is in a FEMA disaster area. Missing post inspection report after most recent disaster declared on XX/XX/XXXX.
3608027622 XXX       XXX       XXX       3        3       *** (OPEN) AUS/Guideline Findings: All conditions were not met - EV3                              *** (OPEN) AUS/Guideline Findings: All conditions were not met                                                  3           *** (OPEN) Check Loan Designation Match - ATR Risk: Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Risk. - EV3                                                                                                        *** (OPEN) General Ability To Repay - Missing Investor Guideline Qualifying Total Debt Ratio: Unable to complete ATR testing due to missing investor guideline qualifying total   C           C           Yes      No                   CA    10/XX/2019   Purchase      Primary     XXX        $XXX                  Non QM       ATR Risk
                                                          *** (OPEN) Missing Document: Approval not provided - EV3                                          COMMENT: 2024/XX/14: Unable to determine all required conditions due to missing guidelines.                                 *** (OPEN) General Ability To Repay - Missing Investor Guideline Qualifying Total Debt Ratio: Unable to complete ATR testing due to missing investor guideline qualifying total debt ratio. - EV3                                                                                                     debt ratio.
                                                          *** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most   *** (OPEN) Missing Document: Approval not provided                                                                          *** (OPEN) General Ability To Repay Provision Investor Guidelines: Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or more guideline components, the loan is at ATR risk. - EV3                                                                                                     COMMENT: 2024/XX/14: Unable to determine maximum allowable DTI due to missing guidelines.
                                                          recent FEMA disaster. - EV1                                                                       COMMENT: 2024/XX/14: A copy of an approval or 1008 is missing.                                                              *** (OPEN) General Ability To Repay Provision Investor Guidelines Not Provided: Ability to Repay (Dodd-Frank 2014): Unable to determine ability to repay due to missing guidelines. Loan characteristics are DTI: 45.55304%, LTV/CLTV: 65.00000%/65.00000%, Credit Score: 629, Occupancy: Primary,    *** (OPEN) General Ability To Repay Provision Investor Guidelines: Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or more guideline components, the loan is at
                                                                                                                                                                                                                                                                                        Purpose: Purchase, - EV3                                                                                                                                                                                                                                                                              ATR risk.
                                                                                                                                                                                                                                                                                        *** (OPEN) Guideline Deficiency - ATR Impact: Ability to Repay (Dodd-Frank 2014):  There are guideline deficiencies which could result in a risk to the borrower's ability to repay.  (Exception is eligible to be regraded with compensating factors.) - EV3                                         COMMENT: 2024/XX/14: Unable to determine all required conditions due to missing guidelines.
                                                                                                                                                                                                                                                                                        *** (OPEN) General Ability To Repay Provision Investor Qualification Method not Matching ATR: Ability to Repay (Dodd-Frank 2014): The Qualification Method used by the lender does not match the ATR payment calculation methods under 1026.43(c)(5). - EV2                                           *** (OPEN) General Ability To Repay Provision Investor Guidelines Not Provided: Ability to Repay (Dodd-Frank 2014): Unable to determine ability to repay due to missing
                                                                                                                                                                                                                                                                                        *** (CLEARED) (Missing Doc) Incomplete loan images/file - EV1                                                                                                                                                                                                                                         guidelines. Loan characteristics are DTI: 45.55304%, LTV/CLTV: 65.00000%/65.00000%, Credit Score: 629, Occupancy: Primary, Purpose: Purchase,
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              COMMENT: 2024/XX/12: Guidelines were not provided to determine loan requirements due to missing guidelines.  The loan default tested to QM/ATR requirements.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              *** (OPEN) Guideline Deficiency - ATR Impact: Ability to Repay (Dodd-Frank 2014):  There are guideline deficiencies which could result in a risk to the borrower's ability to repay.  (Exception is eligible to be regraded with compensating factors.)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              COMMENT: 2024/XX/14: Unable to determine all required conditions due to missing guidelines.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              *** (OPEN) General Ability To Repay Provision Investor Qualification Method not Matching ATR: Ability to Repay (Dodd-Frank 2014): The Qualification Method used by the lender does not match the ATR payment calculation methods under 1026.43(c)(5).
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              COMMENT: 2024/XX/12: Guidelines were not provided to determine loan requirements.  The loan default tested to QM/ATR requirements.
3128675078 XXX       XXX       XXX       2                                                                                                                                                                                                                                  2           *** (OPEN) (Doc Error) GFE Error: There is no evidence that the interest rate was locked prior to closing - EV2                                                                                                                                                                                       *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the       B           B           Yes      Yes       Final HUD1 CA    11/XX/2012   Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                        *** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing. - EV2                                                                  amount of $XXX.
                                                                                                                                                                                                                                                                                        *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Prepaid Interest From Date from HUD-1 or final closing disclosure of 11/XX/2012 used as disbursement date for compliance testing. - EV2                                        COMMENT: 2024/XX/23: Unable to determine under disclosure due to missing Itemization of Amount Financed.
                                                                                                                                                                                                                                                                                        *** (OPEN) Federal LO Compensation Dual Compensation Pre-Dodd Frank Test: Loan Originator Compensation: Dual compensation received from both a consumer and person other than consumer. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2012 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) RESPA -  Initial Escrow Account statement Inaccurate: RESPA: Initial escrow account statement does not match charges on HUD-1/Final Closing Disclosure. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) SAFE Act - Individual LO NMLS license status not approved: Unable to test Individual Loan Originator license status due to missing information. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) SAFE Act - Individual LO not licensed at time of application: Unable to test Loan Originator license due to missing information. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) SAFE Act - LO Company NMLS does not match NMLS: Secure and Fair Enforcement for Mortgage Licensing Act:  Loan Originator Organization NMLS information on loan documents does not match NMLS. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) SAFE Act - LO Company NMLS license status not approved: Unable to test LO company status due to missing information. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) SAFE Act - LO Company not licensed at time of application: Unable to test LO company NMLS license due to missing information. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Secure and Fair Enforcement for Mortgage Licensing Act:  Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
2890751322 XXX       XXX       XXX       2                *** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV1                                                                                                                              2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2                                                                                                                                                                                                       B           B           Yes      Yes       Final HUD1 OK    5/XX/2008    Refinance     Primary     XXX        $XXX
3428719014 XXX       XXX       XXX       2                                                                                                                                                                                                                                  2           *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Prepaid Interest From Date from HUD-1 or final closing disclosure of 12/XX/2013 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                          B           B           No       Yes       Final HUD1 VA    12/XX/2013   Purchase      Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                        *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2013 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) SAFE Act - Individual LO NMLS license status not approved: Unable to test Individual Loan Originator license status due to missing information. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) SAFE Act - Individual LO not licensed at time of application: Unable to test Loan Originator license due to missing information. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) SAFE Act - LO Company NMLS license status not approved: Unable to test LO company status due to missing information. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) SAFE Act - LO Company not licensed at time of application: Unable to test LO company NMLS license due to missing information. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Secure and Fair Enforcement for Mortgage Licensing Act:  Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
3719367660 XXX       XXX       XXX       3        3       *** (OPEN) AUS Findings: Investor qualifying total debt ratio discrepancy. - EV3                  *** (OPEN) AUS Findings: Investor qualifying total debt ratio discrepancy.                                      3           *** (OPEN) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due Diligence Loan Designation of ATR Risk. - EV3                                                                              *** (OPEN) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due        C           C           Yes      No                   SC    10/XX/2020   Refinance     Primary     XXX        $XXX                  Temporary    ATR Risk
                                                          *** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most   COMMENT: 2024/XX/23: Loan was qualified with a loss on the REO property located on XXX of -$XXX. The calculated             *** (OPEN) General Ability To Repay Provision Investor Guidelines: Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or more guideline components, the loan is at ATR risk. - EV3                                                                                                     Diligence Loan Designation of ATR Risk.                                                                                                                                                                                                                                                                               SHQM
                                                          recent FEMA disaster. - EV1                                                                       loss is -$XXX per the statement and HOA verification provided in the file.                                                  *** (OPEN) General ATR Provision Investor and Non QM DTIs match and both moderately exceed Guidelines: Ability to Repay (Dodd-Frank 2014): The DTI calculated in accordance with the Lenders Guidelines and 1026.43(c)(5) of 24.19695% moderately exceeds the guideline maximum of 24.00%. (DTI       COMMENT: 2024/XX/23: Designation determined to be AR Risk due to DTI variance.                                                                                                                                                                                                                                        (GSE/Agency
                                                                                                                                                            *** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA                 Exception is eligible to be regraded with compensating factors.) - EV3                                                                                                                                                                                                                                *** (OPEN) General Ability To Repay Provision Investor Guidelines: Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or more guideline components, the loan is at                                                                                                                                     Eligible)
                                                                                                                                                            disaster.                                                                                                                   *** (OPEN) Income Method of Calculation: Qualified Mortgage (Dodd-Frank 2014): The Method used to calculate the qualifying monthly income is not supported by the earnings history/trend. (XXX XXX/Partnership) - EV3                                                                                 ATR risk.
                                                                                                                                                            COMMENT: 2024/XX/24: The subject property is located in a FEMA disaster area. A post disaster inspection                    *** (OPEN) Income Method of Calculation: Qualified Mortgage (Dodd-Frank 2014): The Method used to calculate the qualifying monthly income is not supported by the earnings history/trend. (XXX XXX/Partnership) - EV3                                                                                 COMMENT: 2024/XX/23: Loan is required to meet Appendix Q requirements as it does not meet agency requirements due to the DTI variance. Loan was qualified with a loss on the REO
                                                                                                                                                            verifying there was no damage to the subject property is required.                                                          *** (OPEN) Partnership Income Documentation Test: Qualified Mortgage (Dodd-Frank 2014): Self-employed income documentation not sufficient (Partnership). (XXX XXX/Partnership) - EV3                                                                                                                  property located on XXX of -$XXX. The calculated loss is -$XXX per the statement and HOA verification provided in the file.
                                                                                                                                                                                                                                                                                        *** (OPEN) Partnership Income Documentation Test: Qualified Mortgage (Dodd-Frank 2014): Self-employed income documentation not sufficient (Partnership). (XXX XXX/Partnership) - EV3                                                                                                                  *** (OPEN) General ATR Provision Investor and Non QM DTIs match and both moderately exceed Guidelines: Ability to Repay (Dodd-Frank 2014): The DTI calculated in accordance with
                                                                                                                                                                                                                                                                                        *** (OPEN) TRID Initial Loan Estimate Timing Electronically Provided: TILA-RESPA Integrated Disclosure: Loan Estimate not delivered to Borrower(s) within three (3) business days of application. Initial Loan Estimate dated 07/XX/2020 was electronically provided without or prior to borrower's   the Lenders Guidelines and 1026.43(c)(5) of 24.19695% moderately exceeds the guideline maximum of 24.00%. (DTI Exception is eligible to be regraded with compensating factors.)
                                                                                                                                                                                                                                                                                        consent to receive electronic disclosures. Failure to comply with the provisions of the E-Sign Act and failure to provide good faith estimate of fees timely may result in additional fee tolerance violations. (Initial/07/XX/2020) - EV2                                                            COMMENT: 2024/XX/23: Loan was qualified with a loss on the REO property located on XXX of -$XXX. The calculated loss is -$XXX per the statement and HOA verification provided in
                                                                                                                                                                                                                                                                                        *** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7200) - EV2 the file.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              *** (OPEN) Income Method of Calculation: Qualified Mortgage (Dodd-Frank 2014): The Method used to calculate the qualifying monthly income is not supported by the earnings history/trend. (XXX XXX/Partnership)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              COMMENT: 2024/XX/23: Loan is required to meet Appendix Q requirements as it does not meet agency requirements due to the DTI variance. Loan was qualified with a loss on the REO property located on XXX of -$XXX. The calculated loss is -$XXX per the statement and HOA verification provided in the file.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              *** (OPEN) Income Method of Calculation: Qualified Mortgage (Dodd-Frank 2014): The Method used to calculate the qualifying monthly income is not supported by the earnings history/trend. (XXX XXX/Partnership)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              COMMENT: 2024/XX/23: Loan is required to meet Appendix Q requirements as it does not meet agency requirements due to the DTI variance. Loan was qualified with a loss on the REO property located on XXX of -$XXX. The calculated loss is -$XXX per the statement and HOA verification provided in the file.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              *** (OPEN) Partnership Income Documentation Test: Qualified Mortgage (Dodd-Frank 2014): Self-employed income documentation not sufficient (Partnership). (XXX XXX/Partnership)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              COMMENT: 2024/XX/23: Loan is required to meet Appendix Q requirements as it does not meet agency requirements due to the DTI variance. Loan was qualified with a loss on the REO property located on XXX of -$XXX. The calculated loss is -$XXX per the statement and HOA verification provided in the file.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              *** (OPEN) Partnership Income Documentation Test: Qualified Mortgage (Dodd-Frank 2014): Self-employed income documentation not sufficient (Partnership). (XXX XXX/Partnership)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              COMMENT: 2024/XX/23: Loan is required to meet Appendix Q requirements as it does not meet agency requirements due to the DTI variance. Loan was qualified with a loss on the REO property located on XXX of -$XXX. The calculated loss is -$XXX per the statement and HOA verification provided in the file.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              *** (OPEN) TRID Initial Loan Estimate Timing Electronically Provided: TILA-RESPA Integrated Disclosure: Loan Estimate not delivered to Borrower(s) within three (3) business days of application. Initial Loan Estimate dated 07/XX/2020 was electronically provided without or prior to borrower's consent to receive electronic disclosures. Failure to comply with the provisions of the E-Sign Act and failure to provide good faith estimate of fees timely may result in additional fee tolerance violations. (Initial/07/XX/2020)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              COMMENT: 2024/XX/23: Loan Estimate not delivered to Borrower(s) within three (3) business days of application. Initial Loan Estimate dated 07/XX/2020 was electronically provided without or prior to borrower's consent to receive electronic disclosures.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              *** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              Points.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7200)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              COMMENT: 2024/XX/23: Loan Discount Points was  last disclosed as $XXX on LE but disclosed as $XXX on Final Closing Disclosure. File does not contain a valid COC for this fee, nor evidence of cure in file. Provide a post-close CD disclosing the tolerance cure to include $XXX, a copy of refund check, proof of delivery, and a copy of the letter of explanation sent to the borrower disclosing the changes made.
3188576189 XXX       XXX       XXX       2        1                                                                                                                                                                                                                         2           *** (OPEN) ECOA Appraisal - Appraisal Provided Prior to Date Performed: ECOA Valuations Rule (Dodd-Frank 2014): Date valuation provided to applicant is prior to the date when valuation was performed.  Unable to determine compliance with appraisal timing requirements. (Type:Primary/03/XX/2021)                                                                                                                                                                                   B           B           Yes      No                   AZ    3/XX/2021    Purchase      Primary     XXX        $XXX                  Temporary    Temporary
                                                                                                                                                                                                                                                                                        - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       SHQM         SHQM
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    (GSE/Agency  (GSE/Agency
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Eligible)    Eligible)
3001648744 XXX       XXX       XXX       3        3       *** (OPEN) Missing Document: Bankruptcy Documents not provided - EV3                              *** (OPEN) Missing Document: Bankruptcy Documents not provided                                                  2           *** (OPEN) RESPA (2010) - 0% Tolerance (Line 1203) With Cure: RESPA (2010): 0% tolerance violation for 1203 fee with evidence of cure provided on Final HUD-1 - EV2                                                                                                                                   *** (OPEN) RESPA (2010) - 0% Tolerance (Line 1203) With Cure: RESPA (2010): 0% tolerance violation for 1203 fee with evidence of cure provided on Final HUD-1                     B           B           Yes      Yes       Final HUD1 FL    6/XX/2015    Refinance     Primary     XXX        $XXX                  Temporary    Temporary
                                                          *** (OPEN) FEMA Disaster Issue: The subject property is located in a FEMA disaster that does not  COMMENT: 2024/XX/23: Bankruptcy Documents is missing.                                                                                                                                                                                                                                                                                                                                                                             COMMENT: 2024/XX/23: Sufficient cure provided.                                                                                                                                                                                                                                                                        SHQM         SHQM
                                                          have a declared end date. - EV1                                                                   *** (OPEN) FEMA Disaster Issue: The subject property is located in a FEMA disaster that does not have a                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 (GSE/Agency  (GSE/Agency
                                                                                                                                                            declared end date.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Eligible)    Eligible)
                                                                                                                                                            COMMENT: 2024/XX/23: The subject property is located in a FEMA Disaster area. A post-disaster inspection verifying there was no damage to the subject property is required.
2746500957 XXX       XXX       XXX       2        1                                                                                                                                                                                                                         2           *** (OPEN) ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/06/XX/2023) - EV2               *** (OPEN) ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each B           B           No       No                   AZ    6/XX/2023    Purchase      Second Home XXX        $XXX                  Safe Harbor  Safe Harbor
                                                                                                                                                                                                                                                                                        *** (OPEN) TRID Closing Disclosure Issue Date Not Provided: TILA-RESPA Integrated Disclosure: Closing Disclosure estimated to be provided on 06/XX/2023 did not disclose the actual Date Issued. Unable to conclusively determine Final Closing disclosure to use to test for compliance with         valuation to applicant three (3) business days prior to consummation. (Type:Primary/06/XX/2023)                                                                                                                                                                                                                       QM (APOR)    QM (APOR)
                                                                                                                                                                                                                                                                                        applicable TRID timing requirements, TRID fee tolerance testing or accuracy of disclosures at or before consummation due to missing Issue Date. Tested using an estimated Date Issued based on best information available. (Initial/06/XX/2023) - EV2                                                 COMMENT: 2024/XX/24: No evidence  in file of when the borrower received a copy of the appraisal.
                                                                                                                                                                                                                                                                                        *** (OPEN) TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (Initial/06/XX/2023) - EV2                                                                      *** (OPEN) TRID Closing Disclosure Issue Date Not Provided: TILA-RESPA Integrated Disclosure: Closing Disclosure estimated to be provided on 06/XX/2023 did not disclose the
                                                                                                                                                                                                                                                                                        *** (OPEN) TRID Interim Closing Disclosure Timing Test: TILA-RESPA Integrated Disclosure - Corrected Closing Disclosure provided on or after 06/XX/2023 contains a change in APR and was not received by borrower at least three (3) business days prior to consummation - EV2                        actual Date Issued. Unable to conclusively determine Final Closing disclosure to use to test for compliance with applicable TRID timing requirements, TRID fee tolerance testing or accuracy of disclosures at or before consummation due to missing Issue Date. Tested using an estimated Date Issued based on best information available. (Initial/06/XX/2023)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              COMMENT: 2024/XX/23: Closing Disclosure estimated to be provided on 06/XX/2023 did not disclose the actual Date Issued.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              *** (OPEN) TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (Initial/06/XX/2023)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              COMMENT: 2024/XX/23: Initial Closing Disclosure is missing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              *** (OPEN) TRID Interim Closing Disclosure Timing Test: TILA-RESPA Integrated Disclosure - Corrected Closing Disclosure provided on or after 06/XX/2023 contains a change in APR and was not received by borrower at least three (3) business days prior to consummation
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              COMMENT: 2024/XX/23: Closing Disclosure provided on or after 06/XX/2023 contains a change in APR and was not received by borrower at least three (3) business days prior to consummation
3610169744 XXX       XXX       XXX       2        1       *** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most                                                                                                                   2           *** (OPEN) ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/10/XX/2017) - EV2               *** (OPEN) ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each B           B           Yes      No                   TX    10/XX/2017   Refinance     Primary     XXX        $XXX                  Temporary    Temporary
                                                          recent FEMA disaster. - EV1                                                                                                                                                                                                   *** (CURED) TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Sufficient or excess cure was provided to the borrower at    valuation to applicant three (3) business days prior to consummation. (Type:Primary/10/XX/2017)                                                                                                                                                                                                                       SHQM         SHQM
                                                                                                                                                                                                                                                                                        Closing. (7520) - EV1                                                                                                                                                                                                                                                                                 COMMENT: 2024/XX/23: Creditor did not provide a copy of each valuation to applicant three business days prior to consummation.                                                                                                                                                                                        (GSE/Agency  (GSE/Agency
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              *** (CURED) TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit                                                                                                                                          Eligible)    Eligible)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              Report Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Sufficient or excess cure was provided to the borrower at Closing. (7520)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              COMMENT: 2024/XX/23: Sufficient or excess cure was provided to the borrower at Closing.
2902151777 XXX       XXX       XXX       2        1       *** (OPEN) FEMA Disaster Issue: The subject property is located in a FEMA disaster that does not                                                                                                                  2           *** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (8304) - EV2         *** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax.  Fee   B           B           Yes      No                   FL    4/XX/2021    Refinance     Primary     XXX        $XXX                  Temporary    Temporary
                                                          have a declared end date. - EV1                                                                                                                                                                                               *** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7200) - EV2 Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (8304)                                                                                                                                                                                                               SHQM         SHQM
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              COMMENT: 2024/XX/23: No valid COC provided, nor evidence of cure in file.                                                                                                                                                                                                                                             (GSE/Agency  (GSE/Agency
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              *** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount                                                                                                                                            Eligible)    Eligible)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              Points.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7200)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              COMMENT: 2024/XX/23: No valid COC provided, nor evidence of cure in file.
2919346646 XXX       XXX       XXX       3        3       *** (OPEN) E-sign Consent Agreement is missing.: Disclosure: E-Sign Consent Agreement - EV3                                                                                                                       1                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                   A           A           Yes      No                   MO    6/XX/2020    Refinance     Primary     XXX        $XXX                  Temporary    Temporary
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    SHQM         SHQM
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    (GSE/Agency  (GSE/Agency
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Eligible)    Eligible)
3112723076 XXX       XXX       XXX       2        1                                                                                                                                                                                                                         2           *** (OPEN) ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before       *** (OPEN) TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business    B           B           Yes      No                   VA    6/XX/2022    Purchase      Primary     XXX        $XXX                  Safe Harbor  Safe Harbor
                                                                                                                                                                                                                                                                                        closing. (Type:Primary/05/XX/2022) - EV2                                                                                                                                                                                                                                                              days prior to closing. (Initial/05/XX/2022)                                                                                                                                                                                                                                                                           QM (APOR)    QM (APOR)
                                                                                                                                                                                                                                                                                        *** (OPEN) TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (Initial/05/XX/2022) - EV2                                                                      COMMENT: 2024/XX/23: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing.
                                                                                                                                                                                                                                                                                        *** (OPEN) TRID Interim Closing Disclosure Timing Test: TILA-RESPA Integrated Disclosure - Corrected Closing Disclosure provided on or after 05/XX/2022 contains a change in APR and was not received by borrower at least three (3) business days prior to consummation - EV2
2930457700 XXX       XXX       XXX       3        3       *** (OPEN) AUS/Guideline Findings: All conditions were not met - EV3                              *** (OPEN) AUS/Guideline Findings: All conditions were not met                                                  3           *** (OPEN) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due Diligence Loan Designation of ATR Fail. - EV3                                                                              *** (OPEN) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due        C           C           Yes      No                   TX    7/XX/2020    Refinance     Primary     XXX        $XXX                  Temporary    ATR Fail
                                                          *** (OPEN) Income Docs Missing:: Borrower: XXX - EV3                                              COMMENT: 2024/XX/28: The subject property is unique and not eligible for a FNMA program.  The property is                   *** (OPEN) General Ability To Repay Provision Employment - W-2: Ability to Repay (Dodd-Frank 2014): Unable to verify current Wages/W-2 employment status using reasonably reliable third-party records. (XXX XXX/Wages) - EV3                                                                         Diligence Loan Designation of ATR Fail.                                                                                                                                                                                                                                                                               SHQM
                                                          *** (OPEN) Income documentation requirements not met. - EV3                                       located on an airfield that has runways for the planes considered as private roads.  The property                           *** (OPEN) General Ability To Repay Provision Investor Guidelines: Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or more guideline components, the loan is at ATR risk. - EV3                                                                                                     COMMENT: 2024/XX/24: Loan Designation discrepancy due to file missing paystub, verbal VOE within 10 business days of Note and 2018 W-2 for second employment.                                                                                                                                                         (GSE/Agency
                                                          *** (OPEN) Insufficient Coverage: Hazard insurance coverage amount is insufficient. - EV3         characteristics include a plane hanger with resident quarters attached.                                                     *** (OPEN) Income/Asset Guideline Deficiency - ATR Impact: Ability to Repay (Dodd-Frank 2014): There are guideline deficiencies related to income and/or asset doc requirements which could result in a risk to the borrower's ability to repay.  (Exception is eligible to be regraded with          *** (OPEN) General Ability To Repay Provision Employment - W-2: Ability to Repay (Dodd-Frank 2014): Unable to verify current Wages/W-2 employment status using reasonably                                                                                                                                             Eligible)
                                                          *** (OPEN) This loan closed during the COVID-19 affected timeframe. VOE was not provided within   *** (OPEN) Income Docs Missing:: Borrower: XXX                                                                              compensating factors.) - EV3                                                                                                                                                                                                                                                                          reliable third-party records. (XXX XXX/Wages)
                                                          10 days before note date or prior to disbursement date. At least one of these requirements are    COMMENT: 2024/XX/24: File is missing Leave and Earnings Statement (LES), W-2 and verbal VOE within 10 business              *** (OPEN) QM DTI: Qualified Mortgage (Dodd-Frank 2014): Total Debt to Income Ratio exceeds 43% and the images do not provide evidence loan is eligible for purchase, guarantee or insurance by the appropriate agency. - EV3                                                                         COMMENT: 2024/XX/24: File is missing paystub, 2018 W-2, and verbal VOE within 10 business days prior to Note date for second employment, causing the loan to waterfall through missing:  Employer Letter, Paystub, Account Statement within 10 days before note date or prior to days prior to Note date for borrower from Air National Guard.                                                               *** (OPEN) ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/04/XX/2020) - EV2               the QM testing.
                                                          disbursement date.: Borrower: XXX // Employment Type: Employment / Income Type: Wages / Start     *** (OPEN) Income documentation requirements not met.                                                                       *** (OPEN) QM Employment History - Current Employment Documentation lacks Date Info: Qualified Mortgage (Dodd-Frank 2014): Missing Employment Dates to verify two years current employment. (XXX/14345751) - EV2                                                                                      *** (OPEN) General Ability To Repay Provision Investor Guidelines: Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or more guideline components, the loan is at
                                                          Date: 11/XX/2013 - EV3                                                                            COMMENT: 2024/XX/24: File is missing paystub, 2018 W-2, and verbal VOE within 10 business days prior to Note                *** (OPEN) TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (Final/07/XX/2020) - EV2                                                                        ATR risk.
                                                          *** (OPEN) Verification(s) of employment is not within 10 business days of the Note.: Borrower:   date for second employment.                                                                                                                                                                                                                                                                                                                                                                                                       COMMENT: 2024/XX/24: File is missing paystub, 2018 W-2, and verbal VOE within 10 business days prior to Note date for second employment, causing the loan to waterfall through
                                                          XXX // Employment Type: Employment / Income Type: Wages / Start Date: 11/XX/2013 - EV3            *** (OPEN) Insufficient Coverage: Hazard insurance coverage amount is insufficient.                                                                                                                                                                                                                                                                                                                                               the QM testing.
                                                          *** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most   COMMENT: 2024/XX/24: SitusAMC uses FannieMae's definition of acceptable coverage. Fannie Mae requires coverage                                                                                                                                                                                                                                                                                                                    *** (OPEN) Income/Asset Guideline Deficiency - ATR Impact: Ability to Repay (Dodd-Frank 2014): There are guideline deficiencies related to income and/or asset doc requirements
                                                          recent FEMA disaster. - EV1                                                                       equal to the lesser of the following: 100% of the insurable value of the improvements, as established by the                                                                                                                                                                                                                                                                                                                      which could result in a risk to the borrower's ability to repay.  (Exception is eligible to be regraded with compensating factors.)
                                                                                                                                                            property insurer; or the unpaid principal balance of the mortgage, as long as it at least equals the minimum                                                                                                                                                                                                                                                                                                                      COMMENT: 2024/XX/24: File is missing paystub, 2018 W-2, and verbal VOE within 10 business days prior to Note date for second employment, causing the loan to waterfall through
                                                                                                                                                            amount-80% of the insurable value of the improvements-required to compensate for damage or loss on a                                                                                                                                                                                                                                                                                                                              the QM testing.
                                                                                                                                                            replacement cost basis. If it does not, then coverage that does provide the minimum required amount must be                                                                                                                                                                                                                                                                                                                       *** (OPEN) QM DTI: Qualified Mortgage (Dodd-Frank 2014): Total Debt to Income Ratio exceeds 43% and the images do not provide evidence loan is eligible for purchase, guarantee
                                                                                                                                                            obtained.  There is a shortfall of $XXX.                                                                                                                                                                                                                                                                                                                                                                                          or insurance by the appropriate agency.
                                                                                                                                                            *** (OPEN) This loan closed during the COVID-19 affected timeframe. VOE was not provided within 10 days before                                                                                                                                                                                                                                                                                                                    COMMENT: 2024/XX/24: File is missing paystub, 2018 W-2, and verbal VOE within 10 business days prior to Note date for second employment, causing the loan to waterfall through
                                                                                                                                                            note date or prior to disbursement date. At least one of these requirements are missing:  Employer Letter,                                                                                                                                                                                                                                                                                                                        the QM testing.
                                                                                                                                                            Paystub, Account Statement within 10 days before note date or prior to disbursement date.: Borrower: XXX //                                                                                                                                                                                                                                                                                                                       *** (OPEN) ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each
                                                                                                                                                            Employment Type: Employment / Income Type: Wages / Start Date: 11/XX/2013                                                                                                                                                                                                                                                                                                                                                         valuation to applicant three (3) business days prior to consummation. (Type:Primary/04/XX/2020)
                                                                                                                                                            COMMENT: 2024/XX/24: File is missing verbal VOE within 10 business days prior to Note date for second                                                                                                                                                                                                                                                                                                                             COMMENT: 2024/XX/24: No evidence in file of when the borrower received a copy of the appraisal.
                                                                                                                                                            employment.                                                                                                                                                                                                                                                                                                                                                                                                                       *** (OPEN) QM Employment History - Current Employment Documentation lacks Date Info: Qualified Mortgage (Dodd-Frank 2014): Missing Employment Dates to verify two years current
                                                                                                                                                            *** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA                                                                                                                                                                                                                                                                                                                       employment. (XXX/14345751)
                                                                                                                                                            disaster.                                                                                                                                                                                                                                                                                                                                                                                                                         COMMENT: 2024/XX/24: File is missing paystub, 2018 W-2, and verbal VOE within 10 business days prior to Note date for second employment, causing the loan to waterfall through
                                                                                                                                                            COMMENT: 2024/XX/24: File is missing post disaster inspection report.                                                                                                                                                                                                                                                                                                                                                             the QM testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              *** (OPEN) TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (Final/07/XX/2020)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              COMMENT: 2024/XX/24: Only final Closing Disclosure was provided in file.
3279370260 XXX       XXX       XXX       2        1                                                                                                                                                                                                                         2           *** (OPEN) Ohio Consumer Sales Practices Act (Acknowledgement of Receipt of Home Mortgage Loan Information Document Not Retained by Lender): Ohio Consumer Sales Practices Act: Acknowledgement of Receipt of Home Mortgage Loan Information Document not retained by lender. - EV2                   *** (OPEN) Ohio Consumer Sales Practices Act (Acknowledgement of Receipt of Home Mortgage Loan Information Document Not Retained by Lender): Ohio Consumer Sales Practices Act:   B           B           Yes      No                   OH    3/XX/2021    Refinance     Primary     XXX        $XXX                  Temporary    Temporary
                                                                                                                                                                                                                                                                                        *** (OPEN) Ohio Consumer Sales Practices Act (No Documentation of Tangible Net Benefit Analysis): Ohio Consumer Sales Practices Act:  Mortgage loan file does not contain documentation of the analysis of the borrower's reasonable tangible net benefit. - EV2                                      Acknowledgement of Receipt of Home Mortgage Loan Information Document not retained by lender.                                                                                                                                                                                                                         SHQM         SHQM
                                                                                                                                                                                                                                                                                        *** (OPEN) Ohio Consumer Sales Practices Act (Right Not To Close Disclosure Not Provided): Ohio Consumer Sales Practices Act: Borrower not provided Right Not To Close Disclosure. - EV2                                                                                                              COMMENT: 2024/XX/24: Acknowledgement of Receipt of Home Mortgage Loan Information Document not retained by lender.                                                                                                                                                                                                    (GSE/Agency  (GSE/Agency
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              *** (OPEN) Ohio Consumer Sales Practices Act (No Documentation of Tangible Net Benefit Analysis): Ohio Consumer Sales Practices Act:  Mortgage loan file does not contain                                                                                                                                             Eligible)    Eligible)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              documentation of the analysis of the borrower's reasonable tangible net benefit.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              COMMENT: 2024/XX/24: Ohio Consumer Sales Practices Act: Mortgage loan file does not contain documentation of the analysis of the borrower's reasonable tangible net benefit.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              *** (OPEN) Ohio Consumer Sales Practices Act (Right Not To Close Disclosure Not Provided): Ohio Consumer Sales Practices Act: Borrower not provided Right Not To Close
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              COMMENT: 2024/XX/24: Borrower not provided Right Not To Close Disclosure.
3056697140 XXX       XXX       XXX       3        3       *** (OPEN) No evidence of fraud report in file - EV3                                              *** (OPEN) FEMA Disaster Issue: The subject property is located in a FEMA disaster that does not have a         2           *** (OPEN) TRID Final Closing Disclosure Amount Financed Test: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on 02/XX/2021 disclosed an Amount Financed disclosed an inaccurate Amount Financed. The disclosed Amount Financed in the amount of $XXX is     *** (OPEN) TRID Final Closing Disclosure Amount Financed Test: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on 02/XX/2021 disclosed an B           B           Yes      No                   FL    2/XX/2021    Refinance     Primary     XXX        $XXX                  Temporary    Temporary
                                                          *** (OPEN) FEMA Disaster Issue: The subject property is located in a FEMA disaster that does not  declared end date.                                                                                                          over disclosed by $XXX compared to the calculated Amount Financed of $XXX and the disclosed Finance Charge is not accurate within applicable tolerances for Amount Financed to be considered accurate (fee amounts included in Amount Financed and Finance Charge calculations are based on Closing   Amount Financed disclosed an inaccurate Amount Financed. The disclosed Amount Financed in the amount of $XXX is over disclosed by $XXX compared to the calculated Amount Financed                                                                                                                                     SHQM         SHQM
                                                          have a declared end date. - EV1                                                                   COMMENT: 2024/XX/24: The Subject property is located in a FEMA Disaster area . A post-Disaster inspection                   Disclosure dated 02/XX/2021). (Final/02/XX/2021) - EV2                                                                                                                                                                                                                                                of $XXX and the disclosed Finance Charge is not accurate within applicable tolerances for Amount Financed to be considered accurate (fee amounts included in Amount Financed and                                                                                                                                      (GSE/Agency  (GSE/Agency
                                                                                                                                                            verifying there was no damage to the subject property required                                                              *** (OPEN) TRID Final Closing Disclosure Finance Charge: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on 02/XX/2021 disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan.  The disclosed Finance    Finance Charge calculations are based on Closing Disclosure dated 02/XX/2021). (Final/02/XX/2021)                                                                                                                                                                                                                     Eligible)    Eligible)
                                                                                                                                                                                                                                                                                        Charge in the amount of $XXX is under disclosed by $XXX compared to the calculated Finance Charge of $XXX which exceeds the $XXX threshold (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated 02/XX/2021). (Final/02/XX/2021) - EV2                            COMMENT: 2024/XX/24: Final closing disclosure dated 02/XX/2021 disclosed a Amount Financed of $XXX  Calculated Amount Financed is $XXX creating variance of $XXX
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              *** (OPEN) TRID Final Closing Disclosure Finance Charge: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on 02/XX/2021 disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan.  The disclosed Finance Charge in the amount of $XXX is under disclosed by $XXX compared to the calculated Finance Charge of $XXX which exceeds the $XXX threshold (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              02/XX/2021). (Final/02/XX/2021)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              COMMENT: 2024/XX/24: Final closing disclosure dated 02/XX/2021 disclosed a finance Charge of $XXX.  Calculated finance charge is $XXX creating variance of -$XXX
3395903216 XXX       XXX       XXX       3        3       *** (OPEN) 1003/Declarations:  F. Are you a co-signer or guarantor on any debt or loan that is                                                                                                                    2           *** (OPEN) ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/XX/XX/2021) - EV2               *** (OPEN) ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each B           B           Yes      No                   IA    5/XX/2021    Refinance     Primary     XXX        $XXX                  Temporary    Temporary
                                                          not disclosed on this application? reflects Yes.  Missing  documented and/or does not meet                                                                                                                                    *** (OPEN) TRID Final Closing Disclosure Total Of Payments: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on 05/XX/2021 disclosed an inaccurate Total of Payments on page 5 that does not match the actual total of payments for the loan (fee amounts      valuation to applicant three (3) business days prior to consummation. (Type:Primary/XX/XX/2021)                                                                                                                                                                                                                       HPQM         HPQM
                                                          guideline requirements.: Borrower: XXX - EV3                                                                                                                                                                                  included in TOP calculation are based on Closing Disclosure dated 07/XX/2021).  The disclosed Total of Payments in the amount of $XXX is under disclosed by $XXX compared to the calculated total of payments of $XXX which exceeds the $XXX threshold. (Final/05/XX/2021) - EV2                      COMMENT: 2024/XX/23: Creditor did not provide a copy of each valuation to applicant three business days prior to consummation.                                                                                                                                                                                        (GSE/Agency  (GSE/Agency
                                                                                                                                                                                                                                                                                        *** (OPEN) TRID Lender Credit Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure:Zero Percent Fee Tolerance exceeded for Lender Credits.  Final Lender Credit of -$XXX exceeds tolerance of -$XXX. Insufficient or no cure was provided to the borrower. (9300) - *** (OPEN) TRID Final Closing Disclosure Total Of Payments: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on 05/XX/2021 disclosed an                                                                                                                                        Eligible)    Eligible)
                                                                                                                                                                                                                                                                                        EV2                                                                                                                                                                                                                                                                                                   inaccurate Total of Payments on page 5 that does not match the actual total of payments for the loan (fee amounts included in TOP calculation are based on Closing Disclosure dated 07/XX/2021).  The disclosed Total of Payments in the amount of $XXX is under disclosed by $XXX compared to the calculated total of payments of $XXX which exceeds the $XXX threshold. (Final/05/XX/2021)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              COMMENT: 2024/XX/23: Final Closing Disclosure provided on 05/XX/2021 disclosed an inaccurate Total of Payments on page 5 that does not match the actual total of payments for the loan (fee amounts included in TOP calculation are based on Closing Disclosure dated 07/XX/2021). The disclosed Total of Payments in the amount of $XXX is under disclosed by $XXX compared to the calculated total of payments of $XXX which exceeds the $XXX threshold.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              *** (OPEN) TRID Lender Credit Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure:Zero Percent Fee Tolerance exceeded for Lender Credits.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              Final Lender Credit of -$XXX exceeds tolerance of -$XXX. Insufficient or no cure was provided to the borrower. (9300)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              COMMENT: 2024/XX/23: Insufficient or no cure was provided to the borrower for Zero Percent Fee Tolerance exceeded for Lender Credits. Final Lender Credit of -$XXX exceeds tolerance of -$XXX.
3567234362 XXX       XXX       XXX       3        3       *** (OPEN) Missing Document: COVID-19 Attestation not provided - EV3                                                                                                                                              3           *** (OPEN) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM (APOR) does not match Due Diligence Loan Designation of QM (APOR) Fail. - EV3                                                                                       *** (OPEN) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM (APOR) does not match Due Diligence Loan        C           C           Yes      No                   PA    7/XX/2022    Refinance     Primary     XXX        $XXX                  Safe Harbor  QM (APOR)
                                                                                                                                                                                                                                                                                        *** (OPEN) QM Points and Fees 2021: Qualified Mortgage (Dodd Frank 2014): Points and Fees on subject loan of 3.40666% is in excess of the allowable maximum of  3.00000% of the Federal Total Loan Amount. Points and Fees total $XXX on a Federal Total Loan Amount of $XXX vs. an allowable total   Designation of QM (APOR) Fail.                                                                                                                                                                                                                                                                                        QM (APOR)    Fail
                                                                                                                                                                                                                                                                                        of $XXX (an overage of $XXX or .40666%). - EV3                                                                                                                                                                                                                                                        COMMENT: 2024/XX/23: Loan designation discrepancy due to points and fees exceeds the maximum allowed.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              *** (OPEN) QM Points and Fees 2021: Qualified Mortgage (Dodd Frank 2014): Points and Fees on subject loan of 3.40666% is in excess of the allowable maximum of  3.00000% of the
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              Federal Total Loan Amount. Points and Fees total $XXX on a Federal Total Loan Amount of $XXX vs. an allowable total of $XXX (an overage of $XXX or .40666%).
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              COMMENT: 2024/XX/23: Qualified Mortgage (Dodd Frank 2014): Points and Fees on subject loan of 3.40666% is in excess of the allowable maximum of  3.00000% of the Federal Total
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              Loan Amount. Points and Fees total $XXX on a Federal Total Loan Amount of $XXX vs. an allowable total of $XXX (an overage of $XXX or .40666%).
2800669329 XXX       XXX       XXX       1        1       *** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most   *** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA     1                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                   A           A           Yes      No                   CA    8/XX/2022    Purchase      Primary     XXX        $XXX                  Safe Harbor  Safe Harbor
                                                          recent FEMA disaster. - EV1                                                                       disaster.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               QM (APOR)    QM (APOR)
                                                                                                                                                            COMMENT: 2024/XX/24: The subject property is located in a FEMA Disaster area. A post-disaster inspection verifying there was no damage to the subject property is required.
3118657208 XXX       XXX       XXX       2        1       *** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most                                                                                                                   2           *** (OPEN) TRID Lender Credit Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure:Zero Percent Fee Tolerance exceeded for Lender Credits.  Final Lender Credit of $XXX exceeds tolerance of -$XXX. Insufficient or no cure was provided to the borrower. (9300) -  *** (OPEN) TRID Lender Credit Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure:Zero Percent Fee Tolerance exceeded for Lender Credits.      B           B           Yes      No                   CA    3/XX/2023    Refinance     Primary     XXX        $XXX                  Safe Harbor  Safe Harbor
                                                          recent FEMA disaster. - EV1                                                                                                                                                                                                   EV2                                                                                                                                                                                                                                                                                                   Final Lender Credit of $XXX exceeds tolerance of -$XXX. Insufficient or no cure was provided to the borrower. (9300)                                                                                                                                                                                                  QM (APOR)    QM (APOR)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              COMMENT: 2024/XX/24: Zero Percent Fee Tolerance exceeded for Lender Credits. Final Lender Credit of $XXX exceeds tolerance of -$XXX. No cure was provided to the borrower and no evidence of COC in file.
3166168772 XXX       XXX       XXX       2        1       *** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most   *** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA     2           *** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - Document Preparation Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower.  *** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - Document     B           B           Yes      No                   TX    7/XX/2023    Refinance     Primary     XXX        $XXX                  Safe Harbor  Safe Harbor
                                                          recent FEMA disaster. - EV1                                                                       disaster.                                                                                                                   (7563) - EV2                                                                                                                                                                                                                                                                                          Preparation Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7563)                                                                                                                                                                                         QM (APOR)    QM (APOR)
                                                                                                                                                            COMMENT: 2024/XX/23: The subject property is located in FEMA disaster area. A post-disaster inspection                                                                                                                                                                                                                                                                                                                            COMMENT: 2024/XX/24: Document Preparation  Fee was last disclosed as $XXX on LE but disclosed as $XXX on Final Closing Disclosure.  File does not contain a valid COC for this
                                                                                                                                                            verifying there was no damage to the subject property is required.                                                                                                                                                                                                                                                                                                                                                                fee.
3637700024 XXX       XXX       XXX       2        1       *** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most   *** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA     2           *** (OPEN) TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (Initial/01/XX/2021) - EV2                                                                      *** (OPEN) TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business    B           B           Yes      No                   NJ    1/XX/2021    Refinance     Primary     XXX        $XXX                  Temporary    Temporary
                                                          recent FEMA disaster. - EV1                                                                       disaster.                                                                                                                                                                                                                                                                                                                                                                                                                         days prior to closing. (Initial/01/XX/2021)                                                                                                                                                                                                                                                                           SHQM         SHQM
                                                                                                                                                            COMMENT: 2024/XX/24: Need a post-disaster inspection verifying no damage to the subject property.                                                                                                                                                                                                                                                                                                                                 COMMENT: 2024/XX/24: Initial CD Issued less than 6 days prior to closing and received by the borrower less than 3 business days prior to closing.                                                                                                                                                                     (GSE/Agency  (GSE/Agency
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Eligible)    Eligible)
3560800123 XXX       XXX       XXX       3        3       *** (OPEN) Loan is not using the new FNMA Legal Documents. - EV3                                  *** (OPEN) Loan is not using the new FNMA Legal Documents.                                                      2           *** (OPEN) ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/06/XX/2022) - EV2               *** (OPEN) ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each B           B           Yes      No                   FL    6/XX/2022    Refinance     Primary     XXX        $XXX                  Safe Harbor  Safe Harbor
                                                          *** (OPEN) FEMA Disaster Issue: The subject property is located in a FEMA disaster that does not  COMMENT: 2024/XX/24: Subject loan note is disclosed on a FNMA legal document prior to 07/2021.                              *** (OPEN) Self-Employed Tax Return Recency - QM: General QM: Self Employed Tax Returns - The business or personal tax returns provided are not the most recent. Application Date 05/XX/2022,  Most Recent Tax Return End Date 12/XX/2020, Tax Return Due Date 03/XX/2022. (XXX XXX/S-Corp) - EV2     valuation to applicant three (3) business days prior to consummation. (Type:Primary/06/XX/2022)                                                                                                                                                                                                                       QM (APOR)    QM (APOR)
                                                          have a declared end date. - EV1                                                                                                                                                                                               *** (OPEN) TRID Lender Credit Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure:Zero Percent Fee Tolerance exceeded for Lender Credits.  Final Lender Credit of -$XXX exceeds tolerance of -$XXX. Insufficient or no cure was provided to the borrower. (9300) - COMMENT: 2024/XX/24: Missing evidence the borrower received a copy of the appraisal report 3 business days prior to loan closing.
                                                                                                                                                                                                                                                                                        EV2                                                                                                                                                                                                                                                                                                   *** (OPEN) Self-Employed Tax Return Recency - QM: General QM: Self Employed Tax Returns - The business or personal tax returns provided are not the most recent. Application Date
                                                                                                                                                                                                                                                                                        *** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Survey Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (75174) - EV2          05/XX/2022,  Most Recent Tax Return End Date 12/XX/2020, Tax Return Due Date 03/XX/2022. (XXX XXX/S-Corp)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              COMMENT: 2024/XX/24: Missing 2021 business tax returns.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              *** (OPEN) TRID Lender Credit Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure:Zero Percent Fee Tolerance exceeded for Lender Credits.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              Final Lender Credit of -$XXX exceeds tolerance of -$XXX. Insufficient or no cure was provided to the borrower. (9300)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              COMMENT: 2024/XX/24: Lender Credits of -$XXX exceeds tolerance allowed of -$XXX. File does not contain a valid change of circumstance nor evidence of cure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              *** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Survey Fee.  Fee
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (75174)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              COMMENT: 2024/XX/24: Survey Fee of $XXX exceeds tolerance of $XXX. File does not contain a valid change of circumstance nor evidence of cure.
3571964885 XXX       XXX       XXX       3        3       *** (OPEN) Income Docs Missing:: Borrower: XXX - EV3                                              *** (OPEN) Income documentation requirements not met.                                                           3           *** (OPEN) Missing Closing Disclosure:  No Document Used For Fee Testing: Missing Final Closing Disclosure. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable. - EV3                                                                      *** (OPEN) Missing Closing Disclosure:  No Document Used For Fee Testing: Missing Final Closing Disclosure. No document containing fees provided. Any applicable Federal, State   D           D           No       No                   NY    1/XX/2021    Purchase      Investment  XXX        $XXX                  N/A          N/A
                                                          *** (OPEN) Income documentation requirements not met. - EV3                                       COMMENT: 2024/XX/20: Verification of second job performed within 10 business days prior to the note date is                 *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Interest Accrual Start Date of 01/XX/2021 used as disbursement date for compliance testing. - EV2                                                                         or Local compliance testing is unreliable.
                                                          *** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most   missing.                                                                                                                    *** (OPEN) ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/12/XX/2020) - EV2               COMMENT: 2024/XX/19: Closing Disclosure missing from file.
                                                          recent FEMA disaster. - EV1                                                                       *** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA                 *** (CLEARED) (Missing Doc) Incomplete loan images/file - EV1                                                                                                                                                                                                                                         *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Interest Accrual Start Date of 01/XX/2021 used as
                                                                                                                                                            disaster.                                                                                                                                                                                                                                                                                                                                                                                                                         disbursement date for compliance testing.
                                                                                                                                                            COMMENT: 2024/XX/19: The subject property is located in a FEMA disaster area and no post disaster inspection                                                                                                                                                                                                                                                                                                                      COMMENT: 2024/XX/19: Closing Disclosure missing from file.
                                                                                                                                                            report was provided.                                                                                                                                                                                                                                                                                                                                                                                                              *** (OPEN) ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/12/XX/2020)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              COMMENT: 2024/XX/19: Verification final appraisal report was delivered to borrower at least 3 business days prior to closing was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              *** (CLEARED) (Missing Doc) Incomplete loan images/file
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              COMMENT: 2024/XX/19: The file is missing one or more of the core documents required for a review.  Please provide an AUS, Approval or 1008, income verification, asset verification, an origination credit report, final Title, and all issued CD's.
3695119310 XXX       XXX       XXX       2        1       *** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most   *** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA     2           *** (OPEN) ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Secondary/04/XX/2021) - EV2             *** (OPEN) ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each B           B           Yes      No                   TX    6/XX/2021    Refinance     Primary     XXX        $XXX                  Temporary    Temporary
                                                          recent FEMA disaster. - EV1                                                                       disaster.                                                                                                                   *** (OPEN) ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/05/XX/2021) - EV2               valuation to applicant three (3) business days prior to consummation. (Type:Secondary/04/XX/2021)                                                                                                                                                                                                                     SHQM         SHQM
                                                                                                                                                            COMMENT: 2024/XX/19: The subject property is located in FEMA disaster area. A post-disaster inspection                      *** (OPEN) ECOA Appraisal Disclosure - ECOA Timing: ECOA - File does not evidence the consumer was provided with the right to receive a copy of the Appraisal Disclosure within 3 days of the loan application date. - EV2                                                                            COMMENT: 2024/XX/19: No evidence  in file of when the borrower received a copy of the appraisal.                                                                                                                                                                                                                      (GSE/Agency  (GSE/Agency
                                                                                                                                                            verifying there was no damage to the subject property is required.                                                          *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2                                                                                                                                                                                 *** (OPEN) ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each                                                                                                                                     Eligible)    Eligible)
                                                                                                                                                                                                                                                                                        *** (OPEN) TRID Final Closing Disclosure Will Have Escrow Account: TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on 06/XX/2021 incorrectly disclosed whether the loan will have an escrow account. (Final/06/XX/2021) - EV2                                  valuation to applicant three (3) business days prior to consummation. (Type:Primary/05/XX/2021)
                                                                                                                                                                                                                                                                                        *** (OPEN) TRID Final Closing Disclosure Will Not Have Escrow Account: TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on 06/XX/2021 incorrectly disclosed whether the loan will have an escrow account. (Final/06/XX/2021) - EV2                              COMMENT: 2024/XX/19: No evidence  in file of when the borrower received a copy of the appraisal.
                                                                                                                                                                                                                                                                                        *** (OPEN) TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (Final/06/XX/2021) - EV2                                                                        *** (OPEN) ECOA Appraisal Disclosure - ECOA Timing: ECOA - File does not evidence the consumer was provided with the right to receive a copy of the Appraisal Disclosure within 3
                                                                                                                                                                                                                                                                                        *** (OPEN) TRID Initial Loan Estimate Timing Electronically Provided: TILA-RESPA Integrated Disclosure: Loan Estimate not delivered or placed in the mail to Borrower(s) within three (3) business days of application. (Initial/03/XX/2021) - EV2                                                    days of the loan application date.
                                                                                                                                                                                                                                                                                        *** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Origination Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7325) - EV2 COMMENT: 2024/XX/19: No evidence  in file of when the borrower received a copy of the right to receive a copy of the Appraisal Disclosure.
                                                                                                                                                                                                                                                                                        *** (CLEARED) (Missing Doc) Incomplete loan images/file - EV1                                                                                                                                                                                                                                         *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                        *** (CURED) TRID Final Closing Disclosure Will Have Escrow -  Monthly Escrow Payment Overdisclosed Test: TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on 06/XX/2021 disclosed the Monthly Escrow Payment that does not match the actual escrow payment for  COMMENT: 2024/XX/19: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                        the loan. (Final/06/XX/2021) - EV1                                                                                                                                                                                                                                                                    *** (OPEN) TRID Final Closing Disclosure Will Have Escrow Account: TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on 06/XX/2021 incorrectly disclosed whether the loan will have an escrow account. (Final/06/XX/2021)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              COMMENT: 2024/XX/19: On page 1 of final closing disclosure taxes and insurance are not escrow, but on page 4 of CD it is updated in escrow account section instead of non escrow
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              *** (OPEN) TRID Final Closing Disclosure Will Not Have Escrow Account: TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on 06/XX/2021 incorrectly disclosed whether the loan will have an escrow account. (Final/06/XX/2021)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              COMMENT: 2024/XX/19: On page 1 of final closing disclosure taxes and insurance are not escrow, but on page 4 of CD it is updated in escrow account section instead of non escrow
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              *** (OPEN) TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (Final/06/XX/2021)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              COMMENT: 2024/XX/19: Initial CD Issued less than 6 days prior to closing and received by the borrower less than 3 business days prior to closing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              *** (OPEN) TRID Initial Loan Estimate Timing Electronically Provided: TILA-RESPA Integrated Disclosure: Loan Estimate not delivered or placed in the mail to Borrower(s) within three (3) business days of application. (Initial/03/XX/2021)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              COMMENT: 2024/XX/19: Application date was 03/XX/2021 and Loan Estimate was issued 03/XX/2021.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              *** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Origination
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7325)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              COMMENT: 2024/XX/19: Loan Origination Fee was last disclosed as $XXX on LE but disclosed as $XXX  on Final Closing Disclosure.  File does not contain a valid COC for this fee, cure provided at closing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              *** (CLEARED) (Missing Doc) Incomplete loan images/file
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              COMMENT: 2024/XX/19: The documents do not match the tape data information.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              *** (CURED) TRID Final Closing Disclosure Will Have Escrow -  Monthly Escrow Payment Overdisclosed Test: TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              Disclosure provided on 06/XX/2021 disclosed the Monthly Escrow Payment that does not match the actual escrow payment for the loan. (Final/06/XX/2021)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              COMMENT: 2024/XX/19: On page 1 of final closing disclosure taxes and insurance are not escrow, but on page 4 of CD it is updated in escrow account section instead of non escrow
3481001587 XXX       XXX       XXX       3        1                                                                                                                                                                                                                         3           *** (OPEN) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM (APOR) does not match Due Diligence Loan Designation of QM (APOR) Fail. - EV3                                                                                       *** (OPEN) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM (APOR) does not match Due Diligence Loan        C           C           Yes      No                   CA    8/XX/2021    Purchase      Primary     XXX        $XXX                  Safe Harbor  QM (APOR)
                                                                                                                                                                                                                                                                                        *** (OPEN) QM Points and Fees 2021: Qualified Mortgage (Dodd Frank 2014): Points and Fees on subject loan of 4.14174% is in excess of the allowable maximum of  3.00000% of the Federal Total Loan Amount. Points and Fees total $XXX on a Federal Total Loan Amount of $XXX vs. an allowable total   Designation of QM (APOR) Fail.                                                                                                                                                                                                                                                                                        QM (APOR)    Fail
                                                                                                                                                                                                                                                                                        of $XXX (an overage of $XXX or 1.14174%). - EV3                                                                                                                                                                                                                                                       COMMENT: 2024/XX/24: The points and fees are more than allowable maximum, causing the loan to waterfall through the QM Testing, resulting in a Loan Designation discrepancy.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              *** (OPEN) QM Points and Fees 2021: Qualified Mortgage (Dodd Frank 2014): Points and Fees on subject loan of 4.14174% is in excess of the allowable maximum of  3.00000% of the
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              Federal Total Loan Amount. Points and Fees total $XXX on a Federal Total Loan Amount of $XXX vs. an allowable total of $XXX (an overage of $XXX or 1.14174%).
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              COMMENT: 2024/XX/24: Points and Fees on subject loan of 4.14174% is in excess of the allowable maximum of  3.00000% of the Federal Total Loan Amount. Points and Fees total $XXX on a Federal Total Loan Amount of $XXX vs. an allowable total of $XXX (an overage of $XXX or 1.14174%).
3229318542 XXX       XXX       XXX       2        1       *** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most   *** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA     2           *** (OPEN) ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before       *** (OPEN) TRID Closing Disclosure Issue Date Not Provided: TILA-RESPA Integrated Disclosure: Closing Disclosure estimated to be provided on 04/XX/2021 did not disclose the      B           B           Yes      No                   TX    5/XX/2021    Purchase      Primary     XXX        $XXX                  Temporary    Temporary
                                                          recent FEMA disaster. - EV1                                                                       disaster.                                                                                                                   closing. (Type:Primary/04/XX/2021) - EV2                                                                                                                                                                                                                                                              actual Date Issued. Unable to conclusively determine Final Closing disclosure to use to test for compliance with applicable TRID timing requirements, TRID fee tolerance testing                                                                                                                                      SHQM         SHQM
                                                                                                                                                            COMMENT: 2024/XX/24: Post Disaster Inspection Report is Missing.                                                            *** (OPEN) TRID Closing Disclosure Issue Date Not Provided: TILA-RESPA Integrated Disclosure: Closing Disclosure estimated to be provided on 04/XX/2021 did not disclose the actual Date Issued. Unable to conclusively determine Final Closing disclosure to use to test for compliance with         or accuracy of disclosures at or before consummation due to missing Issue Date. Tested using an estimated Date Issued based on best information available. (Initial/04/XX/2021)                                                                                                                                       (GSE/Agency  (GSE/Agency
                                                                                                                                                                                                                                                                                        applicable TRID timing requirements, TRID fee tolerance testing or accuracy of disclosures at or before consummation due to missing Issue Date. Tested using an estimated Date Issued based on best information available. (Initial/04/XX/2021) - EV2                                                 COMMENT: 2024/XX/24: Closing Disclosure is estimated to be provided on 04/XX/2021 as it is Incomplete.                                                                                                                                                                                                                Eligible)    Eligible)
2942644337 XXX       XXX       XXX       3        3       *** (OPEN) AUS Findings: Investor qualifying total debt ratio discrepancy. - EV3                  *** (OPEN) AUS Findings: Investor qualifying total debt ratio discrepancy.                                      3           *** (OPEN) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM (APOR) does not match Due Diligence Loan Designation of QM (APOR) Risk. - EV3                                                                                       *** (OPEN) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM (APOR) does not match Due Diligence Loan        C           C           Yes      No                   FL    8/XX/2021    Refinance     Primary     XXX        $XXX                  Safe Harbor  QM (APOR)
                                                          *** (OPEN) Borrower has un-audited YTD P&L and does not have 2 months Account statements. (GSE    COMMENT: 2024/XX/24: The DTI calculated 50.33718% exceeds from LP DTI of 49.00%. The lender did not include the             *** (OPEN) General QM Provision Investor and QM DTIs match and both moderately exceed Guidelines: General QM: The DTI calculated in accordance with the Lenders Guidelines and 1026.43(e) of 50.33718% moderately exceeds the guideline maximum of 49.00%. (DTI Exception is eligible to be regraded  Designation of QM (APOR) Risk.                                                                                                                                                                                                                                                                                        QM (APOR)    Risk
                                                          COVID-19): Borrower: XXX // Employment Type: Employment / Income Type: Sole Proprietor / Start    tax expense on the land disclosed on the final application, resulting in a DTI ratio of 50.33718%, which                    with compensating factors.) - EV3                                                                                                                                                                                                                                                                     COMMENT: 2024/XX/24: The DTI calculated 50.33718% exceeds from LP DTI of 49.00%. Due to DTI mismatch this exception is occurring.
                                                          Date: 01/XX/2018 - EV3                                                                            exceeds the maximum allowed by the AUS approval.                                                                            *** (OPEN) General QM Provision Investor Guidelines Violation: General QM: Based on the loan failing one or more guideline components, the loan is at QM risk. - EV3                                                                                                                                  *** (OPEN) General QM Provision Investor and QM DTIs match and both moderately exceed Guidelines: General QM: The DTI calculated in accordance with the Lenders Guidelines and
                                                          *** (OPEN) Tax Return end date is more than 90 days prior to note date.  P&L was not found in     *** (OPEN) Borrower has un-audited YTD P&L and does not have 2 months Account statements. (GSE COVID-19):                   *** (OPEN) TRID Final Closing Disclosure Contact Information - Lender: TILA-RESPA Integrated Disclosure - Contact Information: Final Closing Disclosure provided on 08/XX/2021 did not disclose the required  Lender Contact Information (Lender Name, Lender NMLS ID, Contact Name, Contact NMLS     1026.43(e) of 50.33718% moderately exceeds the guideline maximum of 49.00%. (DTI Exception is eligible to be regraded with compensating factors.)
                                                          file.  (GSE COVID-19): Borrower: XXX // Employment Type: Employment / Income Type: Sole           Borrower: XXX // Employment Type: Employment / Income Type: Sole Proprietor / Start Date: 01/XX/2018                        ID). (Final/08/XX/2021) - EV2                                                                                                                                                                                                                                                                         COMMENT: 2024/XX/24: The DTI calculated 50.33718% exceeds from LP DTI of 49.00%. The lender did not include the tax expense on the land disclosed on the final application,
                                                          Proprietor / Start Date: 10/XX/2018 - EV3                                                         COMMENT: 2024/XX/24: Borrower has un-audited YTD P&L and does not have 2 months Account statements.                         *** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Administration Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7355) - EV2   resulting in a DTI ratio of 50.33718%, which exceeds the maximum allowed by the AUS approval.
                                                          *** (OPEN) FEMA Disaster Issue: The subject property is located in a FEMA disaster that does not  *** (OPEN) Tax Return end date is more than 90 days prior to note date.  P&L was not found in file.  (GSE                                                                                                                                                                                                                                                                                                                         *** (OPEN) General QM Provision Investor Guidelines Violation: General QM: Based on the loan failing one or more guideline components, the loan is at QM risk.
                                                          have a declared end date. - EV1                                                                   COVID-19): Borrower: XXX // Employment Type: Employment / Income Type: Sole Proprietor / Start Date: 10/XX/2018                                                                                                                                                                                                                                                                                                                   COMMENT: 2024/XX/24: The DTI calculated 50.33718% exceeds from LP DTI of 49.00%. The lender did not include the tax expense on the land disclosed on the final application,
                                                                                                                                                            COMMENT: 2024/XX/24: Tax Return end date is more than 90 days prior to note date. P&L was not found in file.                                                                                                                                                                                                                                                                                                                      resulting in a DTI ratio of 50.33718%, which exceeds the maximum allowed by the AUS approval.
                                                                                                                                                            *** (OPEN) FEMA Disaster Issue: The subject property is located in a FEMA disaster that does not have a                                                                                                                                                                                                                                                                                                                           *** (OPEN) TRID Final Closing Disclosure Contact Information - Lender: TILA-RESPA Integrated Disclosure - Contact Information: Final Closing Disclosure provided on 08/XX/2021
                                                                                                                                                            declared end date.                                                                                                                                                                                                                                                                                                                                                                                                                did not disclose the required  Lender Contact Information (Lender Name, Lender NMLS ID, Contact Name, Contact NMLS ID). (Final/08/XX/2021)
                                                                                                                                                            COMMENT: 2024/XX/24: The subject property is located in a FEMA disaster area that does not have a declared end                                                                                                                                                                                                                                                                                                                    COMMENT: 2024/XX/24: Contact NMLS ID of Lender is not given on Final CD.
                                                                                                                                                            date.  The appraisal was performed after the FEMA declaration start date but prior to the declared end date.                                                                                                                                                                                                                                                                                                                      *** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Administration Fee.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7355)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              COMMENT: 2024/XX/24: Administration Fee was last disclosed as $XXX on LE but disclosed as $XXX on Final Closing Disclosure. File does not contain a valid COC for this fee, nor
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              evidence of cure in file.   Provide a post-close CD disclosing the tolerance cure to include $XXX, a copy of refund check, proof of delivery, and a copy of the letter of explanation sent to the borrower disclosing the changes made.
2811396376 XXX       XXX       XXX       2        1       *** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most                                                                                                                   2           *** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing. - EV2                                                                  *** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax.  Fee   B           B           Yes      No                   NY    4/XX/2020    Refinance     Primary     XXX        $XXX                  Temporary    Temporary
                                                          recent FEMA disaster. - EV1                                                                                                                                                                                                   *** (OPEN) ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/03/XX/2020) - EV2               Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (8304)                                                                                                                                                                                                               SHQM         SHQM
                                                                                                                                                                                                                                                                                        *** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (8304) - EV2         COMMENT: 2024/XX/24: Zero Percent Fee Tolerance exceeded for Transfer Tax. Fee Amount of $XXX exceeds tolerance of $XXX. Insufficient, So please provide COC/Final CD for changed                                                                                                                                     (GSE/Agency  (GSE/Agency
                                                                                                                                                                                                                                                                                        *** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Origination Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7325) - EV2 fee amount.                                                                                                                                                                                                                                                                                                           Eligible)    Eligible)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              *** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Origination
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7325)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              COMMENT: 2024/XX/24: Zero Percent Fee Tolerance exceeded for Loan Origination Fee. Fee Amount of $XXX exceeds tolerance of $XXX. Insufficient, So please provide COC/Final CD for changed fee amount.
3386718487 XXX       XXX       XXX       3        3       *** (OPEN) Available for Closing is insufficient to cover Cash From Borrower. - EV3               *** (OPEN) Available for Closing is insufficient to cover Cash From Borrower.                                   3           *** (OPEN) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due Diligence Loan Designation of Non QM. - EV3                                                                                *** (OPEN) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due        C           C           Yes      No                   LA    12/XX/2016   Purchase      Primary     XXX        $XXX                  Temporary    Non QM
                                                          *** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most   COMMENT: 2024/XX/25: Documented qualifying Assets for Closing of  $XXX is less than Cash From Borrower $XXX.                *** (OPEN) Sole Proprietorship Income Documentation Test: Qualified Mortgage (Dodd-Frank 2014): Self-employed income documentation not sufficient (Sole Proprietorship). (XXX XXX/Schedule C) - EV3                                                                                                   Diligence Loan Designation of Non QM.                                                                                                                                                                                                                                                                                 SHQM
                                                          recent FEMA disaster. - EV1                                                                       *** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA                 *** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7506) - EV2        COMMENT: 2024/XX/25: The file is missing Asset documentation required by the AUS approval, causing the loan to waterfall through the QM Testing, resulting in a Loan Designation                                                                                                                                      (GSE/Agency
                                                                                                                                                            disaster.                                                                                                                                                                                                                                                                                                                                                                                                                         discrepancy.                                                                                                                                                                                                                                                                                                          Eligible)
                                                                                                                                                            COMMENT: 2024/XX/25: The subject property is located in a FEMA disaster area. A post disaster inspection                                                                                                                                                                                                                                                                                                                          *** (OPEN) Sole Proprietorship Income Documentation Test: Qualified Mortgage (Dodd-Frank 2014): Self-employed income documentation not sufficient (Sole Proprietorship). (XXX
                                                                                                                                                            verifying there was no damage to the subject property is required.                                                                                                                                                                                                                                                                                                                                                                XXX/Schedule C)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              COMMENT: 2024/XX/25: The file is missing Asset documentation required by the AUS approval, causing the loan to waterfall through the QM Testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              *** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee.  Fee
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7506)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              COMMENT: 2024/XX/25: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $XXX exceeds tolerance of $XXX. No valid COC in file.
3776371815 XXX       XXX       XXX       3        3       *** (OPEN) Insufficient Coverage: Hazard insurance coverage amount is insufficient. - EV3         *** (OPEN) Loan is not using the new FNMA Legal Documents.                                                      1                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                   A           A           Yes      No                   NV    9/XX/2021    Refinance     Primary     XXX        $XXX                  Safe Harbor  Safe Harbor
                                                          *** (OPEN) Loan is not using the new FNMA Legal Documents. - EV3                                  COMMENT: 2024/XX/24: Loan is not using Version 07/2021 FNMA Legal Documents                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             QM (APOR)    QM (APOR)
3547445341 XXX       XXX       XXX       3        3       *** (OPEN) E-sign Consent Agreement is missing.: Disclosure: E-Sign Consent Agreement - EV3       *** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA     2           *** (OPEN) ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/12/XX/2019) - EV2               *** (OPEN) ECOA Appraisal Disclosure - ECOA Timing: ECOA - File does not evidence the consumer was provided with the right to receive a copy of the Appraisal Disclosure within 3 B           B           Yes      No                   TX    12/XX/2019   Purchase      Primary     XXX        $XXX                  Temporary    Temporary
                                                          *** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most   disaster.                                                                                                                   *** (OPEN) ECOA Appraisal Disclosure - ECOA Timing: ECOA - File does not evidence the consumer was provided with the right to receive a copy of the Appraisal Disclosure within 3 days of the loan application date. - EV2                                                                            days of the loan application date.                                                                                                                                                                                                                                                                                    SHQM         SHQM
                                                          recent FEMA disaster. - EV1                                                                       COMMENT: 2024/XX/19: Post Disaster Inspection Report is Missing.                                                            *** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2                                                                                                                                                                             COMMENT: 2024/XX/19: Appraisal report dated 12/XX/2019 missing evidence of receipt.                                                                                                                                                                                                                                   (GSE/Agency  (GSE/Agency
                                                                                                                                                                                                                                                                                        *** (OPEN) RESPA -  Initial Escrow Account Statement Missing: RESPA: Initial escrow account statement was not provided to the borrower. - EV2                                                                                                                                                         *** (OPEN) TRID Final Closing Disclosure Amount Financed Test: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on 12/XX/2019 disclosed an                                                                                                                                     Eligible)    Eligible)
                                                                                                                                                                                                                                                                                        *** (OPEN) TRID Final Closing Disclosure Amount Financed Test: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on 12/XX/2019 disclosed an Amount Financed disclosed an inaccurate Amount Financed. The disclosed Amount Financed in the amount of $XXX is     Amount Financed disclosed an inaccurate Amount Financed. The disclosed Amount Financed in the amount of $XXX is over disclosed by $XXX compared to the calculated Amount Financed over disclosed by $XXX compared to the calculated Amount Financed of $XXX and the disclosed Finance Charge is not accurate within applicable tolerances for Amount Financed to be considered accurate (fee amounts included in Amount Financed and Finance Charge calculations are based on Closing   of $XXX and the disclosed Finance Charge is not accurate within applicable tolerances for Amount Financed to be considered accurate (fee amounts included in Amount Financed and
                                                                                                                                                                                                                                                                                        Disclosure dated 12/XX/2019). (Final/12/XX/2019) - EV2                                                                                                                                                                                                                                                Finance Charge calculations are based on Closing Disclosure dated 12/XX/2019). (Final/12/XX/2019)
                                                                                                                                                                                                                                                                                        *** (OPEN) TRID Final Closing Disclosure Finance Charge: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on 12/XX/2019 disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan.  The disclosed Finance    COMMENT: 2024/XX/19: Final Closing Disclosure provided on 12/XX/2019 disclosed Amount Financed as $XXX However Calculated Amount Financed is $XXX Variance is of $XXX.
                                                                                                                                                                                                                                                                                        Charge in the amount of $XXX is under disclosed by $XXX compared to the calculated Finance Charge of $XXX which exceeds the $XXX threshold (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated 12/XX/2019). (Final/12/XX/2019) - EV2                            *** (OPEN) TRID Final Closing Disclosure Finance Charge: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on 12/XX/2019 disclosed an
                                                                                                                                                                                                                                                                                        *** (OPEN) TRID Final Closing Disclosure Non Escrow Costs Year 1 Underdisclosed - October 2018: TILA-RESPA Integrated Disclosure - Loan Disclosures: Non Escrowed Property Costs over Year 1 of $XXX on Final Closing Disclosure provided on 12/XX/2019 are underdisclosed. (Final/12/XX/2019) - EV2  inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan.  The disclosed Finance Charge in the amount of $XXX is under disclosed by $XXX
                                                                                                                                                                                                                                                                                        *** (OPEN) TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (Final/12/XX/2019) - EV2                                                                        compared to the calculated Finance Charge of $XXX which exceeds the $XXX threshold (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated
                                                                                                                                                                                                                                                                                        *** (OPEN) TRID Initial Loan Estimate Timing Electronically Provided: TILA-RESPA Integrated Disclosure: Loan Estimate not delivered or placed in the mail to Borrower(s) within three (3) business days of application. (Initial/12/XX/2019) - EV2                                                    12/XX/2019). (Final/12/XX/2019)
                                                                                                                                                                                                                                                                                        *** (CLEARED) (Missing Doc) Incomplete loan images/file - EV1                                                                                                                                                                                                                                         COMMENT: 2024/XX/19: Final Closing Disclosure provided on 12/XX/2019 disclosed Finance Charge as $XXX However Calculated Finance Charge is $XXX Variance is of -$XXX.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              *** (OPEN) TRID Final Closing Disclosure Non Escrow Costs Year 1 Underdisclosed - October 2018: TILA-RESPA Integrated Disclosure - Loan Disclosures: Non Escrowed Property Costs
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              over Year 1 of $XXX on Final Closing Disclosure provided on 12/XX/2019 are underdisclosed. (Final/12/XX/2019)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              COMMENT: 2024/XX/19: The Appraisal disclosed an HOA fee in the amount of $XXX annually, but this fee was not disclosed on page 4 of the final CD.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              *** (OPEN) TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (Final/12/XX/2019)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              COMMENT: 2024/XX/19: Date has been captured as per Final Closing Disclosure provided on 12/XX/2019 from page 5.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              *** (OPEN) TRID Initial Loan Estimate Timing Electronically Provided: TILA-RESPA Integrated Disclosure: Loan Estimate not delivered or placed in the mail to Borrower(s) within three (3) business days of application. (Initial/12/XX/2019)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              COMMENT: 2024/XX/19: Date has been captured as per Loan Estimate from page 3.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              *** (CLEARED) (Missing Doc) Incomplete loan images/file
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              COMMENT: 2024/XX/19: The file is missing one or more of the core documents required for a review.  Please provide an AUS, Approval or 1008, 1003, Security Instrument, income verification, asset verification, an origination credit report and title.
2945712206 XXX       XXX       XXX       3        3       *** (OPEN) Borrower has un-audited YTD P&L and does not have 2 months Account statements. (GSE    *** (OPEN) FEMA Disaster Issue: The subject property is located in a FEMA disaster that does not have a         2           *** (OPEN) TRID Interim Closing Disclosure Timing Test: TILA-RESPA Integrated Disclosure - Corrected Closing Disclosure provided on or after 07/XX/2021 contains a change in APR and was not received by borrower at least three (3) business days prior to consummation - EV2                        *** (OPEN) TRID Interim Closing Disclosure Timing Test: TILA-RESPA Integrated Disclosure - Corrected Closing Disclosure provided on or after 07/XX/2021 contains a change in APR  B           B           Yes      No                   FL    7/XX/2021    Purchase      Primary     XXX        $XXX                  Temporary    Temporary
                                                          COVID-19): Borrower: XXX // Employment Type: Employment / Income Type: Sole Proprietor / Start    declared end date.                                                                                                          *** (OPEN) TRID Lender Credit Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure:Zero Percent Fee Tolerance exceeded for Lender Credits.  Final Lender Credit of -$XXX exceeds tolerance of -$XXX. Insufficient or no cure was provided to the borrower. (9300) - and was not received by borrower at least three (3) business days prior to consummation                                                                                                                                                                                                                               SHQM         SHQM
                                                          Date: 01/XX/2019 - EV3                                                                            COMMENT: 2024/XX/25: The subject property is located in FEMA disaster area. A post-disaster inspection                      EV2                                                                                                                                                                                                                                                                                                   COMMENT: 2024/XX/25: Corrected Closing Disclosure provided on or after 07/XX/2021 contains a change in APR and was not received by borrower at least three (3) business days                                                                                                                                          (GSE/Agency  (GSE/Agency
                                                          *** (OPEN) Tax Return end date is more than 90 days prior to note date.  P&L was not found in     verifying there was no damage to the subject property is required.                                                          *** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (8304) - EV2         prior to consummation                                                                                                                                                                                                                                                                                                 Eligible)    Eligible)
                                                          file.  (GSE COVID-19): Borrower: XXX // Employment Type: Employment / Income Type: S-Corp (>=                                                                                                                                 *** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7506) - EV2        *** (OPEN) TRID Lender Credit Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure:Zero Percent Fee Tolerance exceeded for Lender Credits.
                                                          25%) / Start Date: 11/XX/2018 - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 Final Lender Credit of -$XXX exceeds tolerance of -$XXX. Insufficient or no cure was provided to the borrower. (9300)
                                                          *** (OPEN) YTD P&L Statement does not include the  most recent month preceding the application                                                                                                                                                                                                                                                                                                                                                                                                                                      COMMENT: 2024/XX/25: Cure amount provided on final CD, file does not contain a valid COC for this fee, nor evidence of cure in file.
                                                          date.   (GSE COVID-19): Borrower: XXX // Employment Type: Employment / Income Type: Sole                                                                                                                                                                                                                                                                                                                                                                                                                                            *** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax.  Fee
                                                          Proprietor / Start Date: 01/XX/2019 - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (8304)
                                                          *** (OPEN) FEMA Disaster Issue: The subject property is located in a FEMA disaster that does not                                                                                                                                                                                                                                                                                                                                                                                                                                    COMMENT: 2024/XX/25: Cure amount provided on final CD, file does not contain a valid COC for this fee, nor evidence of cure in file.
                                                          have a declared end date. - EV1                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     *** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee.  Fee
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7506)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              COMMENT: 2024/XX/25: Cure amount provided on final CD, file does not contain a valid COC for this fee, nor evidence of cure in file.
2904090672 XXX       XXX       XXX       3        3       *** (OPEN) AUS Findings: Investor qualifying total debt ratio discrepancy. - EV3                  *** (OPEN) AUS Findings: Investor qualifying total debt ratio discrepancy.                                      3           *** (OPEN) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM (APOR) does not match Due Diligence Loan Designation of QM (APOR) Fail. - EV3                                                                                       *** (OPEN) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM (APOR) does not match Due Diligence Loan        C           C           Yes      No                   FL    10/XX/2021   Purchase      Primary     XXX        $XXX                  Safe Harbor  QM (APOR)
                                                                                                                                                            COMMENT: 2024/XX/25: Rental income is not verified on Subject Property. It is  One Unit Single Family and                   *** (OPEN) General QM Provision Income and Assets - REO 25% Method: General QM: Unable to verify Real Estate Owned income (25% Method) using reasonably reliable third-party records. (XXX/25% Vacancy Method) - EV3                                                                                  Designation of QM (APOR) Fail.                                                                                                                                                                                                                                                                                        QM (APOR)    Fail
                                                                                                                                                            occupied as Primary.                                                                                                        *** (OPEN) General QM Provision Investor and QM DTIs match and both significantly exceed Guidelines: General QM: The DTI calculated in accordance with the Lenders Guidelines and 1026.43(e) of 49.72966% significantly exceeds the guideline maximum of 38.00%. (DTI Exception requires compelling   COMMENT: 2024/XX/25: Calculated investor qualifying total debt ratio of 49.72966% exceeds AUS total debt ratio of 35.00000%.
                                                                                                                                                                                                                                                                                        compensating factors to consider regrading to EV2-B.) - EV3                                                                                                                                                                                                                                           *** (OPEN) General QM Provision Income and Assets - REO 25% Method: General QM: Unable to verify Real Estate Owned income (25% Method) using reasonably reliable third-party
                                                                                                                                                                                                                                                                                        *** (OPEN) General QM Provision Investor Guidelines Violation: General QM: Based on the loan failing one or more guideline components, the loan is at QM risk. - EV3                                                                                                                                  records. (XXX/25% Vacancy Method)
                                                                                                                                                                                                                                                                                        *** (OPEN) TRID Closing Disclosure Issue Date Not Provided: TILA-RESPA Integrated Disclosure: Closing Disclosure estimated to be provided on 10/XX/2021 did not disclose the actual Date Issued. Unable to conclusively determine Final Closing disclosure to use to test for compliance with         COMMENT: 2024/XX/25: Missing Lease Agreement or 1007 rent schedule for Investment REO.
                                                                                                                                                                                                                                                                                        applicable TRID timing requirements, TRID fee tolerance testing or accuracy of disclosures at or before consummation due to missing Issue Date. Tested using an estimated Date Issued based on best information available. (Initial/10/XX/2021) - EV2                                                 *** (OPEN) TRID Closing Disclosure Issue Date Not Provided: TILA-RESPA Integrated Disclosure: Closing Disclosure estimated to be provided on 10/XX/2021 did not disclose the
                                                                                                                                                                                                                                                                                        *** (OPEN) TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (Initial/10/XX/2021) - EV2                                                                      actual Date Issued. Unable to conclusively determine Final Closing disclosure to use to test for compliance with applicable TRID timing requirements, TRID fee tolerance testing or accuracy of disclosures at or before consummation due to missing Issue Date. Tested using an estimated Date Issued based on best information available. (Initial/10/XX/2021)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              COMMENT: 2024/XX/25: Issued date is not provided on Closing Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              *** (OPEN) TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (Initial/10/XX/2021)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              COMMENT: 2024/XX/25: Initial CD Issued less than 6 days prior to closing and received by the borrower less than 3 business days prior to closing.
3548200751 XXX       XXX       XXX       3        1                                                                                                                                                                                                                         3           *** (OPEN) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM (APOR) does not match Due Diligence Loan Designation of QM (APOR) Fail. - EV3                                                                                       *** (OPEN) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM (APOR) does not match Due Diligence Loan        C           C           No       No                   NV    2/XX/2022    Purchase      Second Home XXX        $XXX                  Safe Harbor  QM (APOR)
                                                                                                                                                                                                                                                                                        *** (OPEN) QM Points and Fees 2021: Qualified Mortgage (Dodd Frank 2014): Points and Fees on subject loan of 3.59631% is in excess of the allowable maximum of  3.00000% of the Federal Total Loan Amount. Points and Fees total $XXX on a Federal Total Loan Amount of $XXX vs. an allowable total   Designation of QM (APOR) Fail.                                                                                                                                                                                                                                                                                        QM (APOR)    Fail
                                                                                                                                                                                                                                                                                        of $XXX (an overage of $XXX or .59631%). - EV3                                                                                                                                                                                                                                                        COMMENT: 2024/XX/25: Waterfall due to QM points and Fees.
                                                                                                                                                                                                                                                                                        *** (OPEN) TRID Final Closing Disclosure Amount Financed Test: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on 02/XX/2022 disclosed an Amount Financed disclosed an inaccurate Amount Financed. The disclosed Amount Financed in the amount of $XXX is     *** (OPEN) QM Points and Fees 2021: Qualified Mortgage (Dodd Frank 2014): Points and Fees on subject loan of 3.59631% is in excess of the allowable maximum of  3.00000% of the over disclosed by $XXX compared to the calculated Amount Financed of $XXX and the disclosed Finance Charge is not accurate within applicable tolerances for Amount Financed to be considered accurate (fee amounts included in Amount Financed and Finance Charge calculations are based on Closing   Federal Total Loan Amount. Points and Fees total $XXX on a Federal Total Loan Amount of $XXX vs. an allowable total of $XXX (an overage of $XXX or .59631%).
                                                                                                                                                                                                                                                                                        Disclosure dated 02/XX/2022). (Final/02/XX/2022) - EV2                                                                                                                                                                                                                                                COMMENT: 2024/XX/25: Points and Fees on subject loan of 3.59631% is in excess of the allowable maximum of 3.00000% of the Federal Total Loan Amount. Points and Fees total $XXX
                                                                                                                                                                                                                                                                                        *** (OPEN) TRID Final Closing Disclosure Finance Charge: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on 02/XX/2022 disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan.  The disclosed Finance    on a Federal Total Loan Amount of $XXX vs. an allowable total of $XXX (an overage of $XXX or .59631%).
                                                                                                                                                                                                                                                                                        Charge in the amount of $XXX is under disclosed by $XXX compared to the calculated Finance Charge of $XXX which exceeds the $XXX threshold (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated 02/XX/2022). (Final/02/XX/2022) - EV2                            *** (OPEN) TRID Final Closing Disclosure Amount Financed Test: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on 02/XX/2022 disclosed an
                                                                                                                                                                                                                                                                                        *** (OPEN) TRID Final Closing Disclosure Total Of Payments: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on 02/XX/2022 disclosed an inaccurate Total of Payments on page 5 that does not match the actual total of payments for the loan (fee amounts      Amount Financed disclosed an inaccurate Amount Financed. The disclosed Amount Financed in the amount of $XXX is over disclosed by $XXX compared to the calculated Amount Financed included in TOP calculation are based on Closing Disclosure dated 02/XX/2022).  The disclosed Total of Payments in the amount of $XXX is under disclosed by $XXX compared to the calculated total of payments of $XXX which exceeds the $XXX threshold. (Final/02/XX/2022) - EV2                      of $XXX and the disclosed Finance Charge is not accurate within applicable tolerances for Amount Financed to be considered accurate (fee amounts included in Amount Financed and
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              Finance Charge calculations are based on Closing Disclosure dated 02/XX/2022). (Final/02/XX/2022)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              COMMENT: 2024/XX/25: Amount Financed disclosed is $XXX; Calculated Amount Financed is $XXX Amount Financed Variance of $XXX
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              *** (OPEN) TRID Final Closing Disclosure Finance Charge: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on 02/XX/2022 disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan.  The disclosed Finance Charge in the amount of $XXX is under disclosed by $XXX compared to the calculated Finance Charge of $XXX which exceeds the $XXX threshold (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              02/XX/2022). (Final/02/XX/2022)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              COMMENT: 2024/XX/25: Calculated Finance Charge disclosed is $XXX; Finance Charge is $XXX Finance Charge Variance of -$XXX
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              *** (OPEN) TRID Final Closing Disclosure Total Of Payments: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on 02/XX/2022 disclosed an inaccurate Total of Payments on page 5 that does not match the actual total of payments for the loan (fee amounts included in TOP calculation are based on Closing Disclosure dated 02/XX/2022).  The disclosed Total of Payments in the amount of $XXX is under disclosed by $XXX compared to the calculated total of payments of $XXX which exceeds the $XXX threshold. (Final/02/XX/2022)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              COMMENT: 2024/XX/25: Calculated Total of Payments disclosed is $XXX; Calculated Total of Payments is $XXX Total of Payments Variance of -$XXX
3074395611 XXX       XXX       XXX       3        3       *** (WAIVED) Guideline Requirement: Investor qualifying total debt ratio discrepancy. - EV3       *** (WAIVED) Guideline Requirement: Investor qualifying total debt ratio discrepancy.                           3           *** (WAIVED) Check Loan Designation Match - ATR Risk: Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Risk. - EV3                                                                                                      *** (WAIVED) Check Loan Designation Match - ATR Risk: Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of  C           C           Yes      No                   CA    6/XX/2021    Refinance     Primary     XXX        $XXX                  Non QM       ATR Risk
                                                          *** (WAIVED) Borrower has been on current job less than 2 years, and prior employment history was COMMENT: 2022/XX/03: The DTI exceeds the maximum of 55%, due to the total debt calculation. The Lease for $XXX              *** (WAIVED) General Ability To Repay Provision Investor Guidelines: Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or more guideline components, the loan is at ATR risk. - EV3                                                                                                   ATR Risk.
                                                          not documented as required.: Borrower: XXX // Employment Type: Employment / Income Type: Wages /  was not paid off at closing. Per the guide, a lease with less than 10 months remaining must be included in the              *** (WAIVED) General ATR Provision Investor and Non QM DTIs match and both significantly exceed Guidelines: Ability to Repay (Dodd-Frank 2014): The DTI calculated in accordance with the Lenders Guidelines and 1026.43(c)(5) of 63.64368% significantly exceeds the guideline maximum of 55.00%.    COMMENT: 2022/XX/03: Due to DTI exceeding 55%.
                                                          Start Date: 11/XX/2019 - EV2                                                                      borrower's debt.                                                                                                            (DTI Exception requires compelling compensating factors to consider regrading to EV2-B.) - EV3                                                                                                                                                                                                        *** (WAIVED) General Ability To Repay Provision Investor Guidelines: Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or more guideline components, the loan is
                                                          *** (WAIVED) The verification of employment does not meet the guideline requirements.: Borrower:  *** (WAIVED) Borrower has been on current job less than 2 years, and prior employment history was not                       *** (WAIVED) (Fed HPML Provision) Federal Higher-Priced Mortgage Loan (Timing of Appraisal to Consumer): TILA HPML Appraisal Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/09/XX/2021) - EV2    at ATR risk.
                                                          XXX // Employment Type: Employment / Income Type: Wages / Start Date: 11/XX/2019 - EV2            documented as required.: Borrower: XXX // Employment Type: Employment / Income Type: Wages / Start Date:                    *** (WAIVED) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing. - EV2                                                                COMMENT: 2022/XX/03: Due to the total debt calculation. The Lease for $XXX was not paid off at closing. Per the guide, a lease with less than 10 months remaining must be
                                                          *** (CLEARED) Questionable Occupancy: Valuation occupancy differs from occupancy on loan          11/XX/2019                                                                                                                  *** (WAIVED) ECOA Appraisal - Appraisal Provided Prior to Date Performed: ECOA Valuations Rule (Dodd-Frank 2014): Date valuation provided to applicant is prior to the date when valuation was performed.  Unable to determine compliance with appraisal timing requirements.                         included in the borrower's debt.
                                                          approval.: Valuation Type: Appraisal / Valuation Report Date: 05/XX/2021 - EV1                    COMMENT: 2021/XX/18: The WVOE reflect the borrower's start date as 11/XX/2019. Additional employment                        (Type:Secondary/07/XX/2021) - EV2                                                                                                                                                                                                                                                                     *** (WAIVED) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and
                                                                                                                                                            information was not disclosed or provided.                                                                                  *** (WAIVED) Fannie Mae 2014 - 3% Points and Fees: Fannie Mae 2014 3% Points and Fees Test.  Points and Fees on subject loan of 3.97442% is in excess of the investor allowable maximum of  3.00000% of the Federal Total Loan Amount. Points and Fees total $XXX on a Federal Total Loan Amount of   Transaction Date used to determine rate used for testing.
                                                                                                                                                            *** (WAIVED) The verification of employment does not meet the guideline requirements.: Borrower: XXX //                     $XXX vs. an investor allowable total of $XXX (an overage of $XXX or .97442%). - EV2                                                                                                                                                                                                                   COMMENT: 2021/XX/30: A Rate Lock was not provided.
                                                                                                                                                            Employment Type: Employment / Income Type: Wages / Start Date: 11/XX/2019                                                   *** (WAIVED) Federal HPML 2014 Non Compliant: Federal Higher-Priced Mortgage Loan: APR on subject loan of 6.91240% or Final Disclosure APR of 6.94700% is in excess of allowable threshold of APOR 2.99% + 1.5%, or 4.49000%.  Non-Compliant Higher Priced Mortgage Loan. - EV2                       *** (WAIVED) TRID Final Closing Disclosure Finance Charge: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on 06/XX/2021 disclosed an
                                                                                                                                                            COMMENT: 2021/XX/18: Guidelines require a verbal VOE 72 hours prior to docs for wage earners.  The VVOE in the              *** (WAIVED) TIL Higher Priced Mortgage Loan Safe Harbor Test: TILA HPML appraisal Rule (Dodd-Frank 2014): Safe Harbor requirements not satisfied. - EV2                                                                                                                                              inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan (fee amounts included in Finance Charge calculation are based on Closing
                                                                                                                                                            file is dated 6/XX/2021, which is after the Note date of 6/XX/2021.                                                         *** (WAIVED) TRID Final Closing Disclosure Finance Charge: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on 06/XX/2021 disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan (fee amounts included in Disclosure dated 06/XX/2021). (Final/06/XX/2021)
                                                                                                                                                            *** (CLEARED) Questionable Occupancy: Valuation occupancy differs from occupancy on loan approval.: Valuation               Finance Charge calculation are based on Closing Disclosure dated 06/XX/2021). (Final/06/XX/2021) - EV2                                                                                                                                                                                                COMMENT: 2022/XX/03: PC-CD provided reflects a payoff processing statement fee paid to the title company in Section H not disclosed on the Final CD.
                                                                                                                                                            Type: Appraisal / Valuation Report Date: 05/XX/2021                                                                         *** (CLEARED) Federal HPML 2014 Compliant: Federal Higher-Priced Mortgage Loan: APR on subject loan of 6.91240% or Final Disclosure APR of 6.94700% is in excess of allowable threshold of APOR 2.99% + 1.5%, or 4.49000%.  Compliant Higher Priced Mortgage Loan. - EV1                              *** (CLEARED) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 06/XX/2021, prior
                                                                                                                                                            COMMENT: 2021/XX/19: The Appraisal is marked as Tenant Occupied.                                                            *** (CLEARED) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 06/XX/2021, prior to three (3) business days from transaction date of 06/XX/2021. - EV1                                               to three (3) business days from transaction date of 06/XX/2021.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              COMMENT: 2021/XX/09: The closing documents were signed by the borrower on 06/XX/2021.
3383952139 XXX       XXX       XXX       2                                                                                                                                                                                                                                  2           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                                                                  B           B           Yes      Yes       Final HUD1 MA    2/XX/2007    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                        *** (OPEN) Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates. - EV2
2756046243 XXX       XXX       XXX       3                                                                                                                                                                                                                                  3           *** (OPEN) Rhode Island Home Loan (Invoices for Third Party Fees Not in File - Unable to Determined if Bona Fide): Rhode Island Home Loan: No documentation in loan file to confirm third party fees listed on the HUD-1. - EV3                                                                                                                                                                                                                                                         C           C           Yes      Yes       Final HUD1 RI    2/XX/2007    Purchase      Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                        *** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower. - EV2
2887544271 XXX       XXX       XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV1                                                                                                                                                             2           *** (OPEN) (Doc Error) TIL Error: Borrower signature not dated. - EV2                                                                                                                                                                                                                                                                                                                                                                                                                   B           B           Yes      Yes       Final HUD1 PA    11/XX/2001   Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                        *** (OPEN) (Doc Error) TIL Error: Final TIL not signed by all required parties - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinance by a creditor that is not considered the original creditor. The H-9 form was used, the H-8 form should have been used. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 11/XX/2001 12:00:00 AM, prior to three (3) business days from transaction date of 11/XX/2001 12:00:00 AM. - EV2
3822083684 XXX       XXX       XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV1                                                                                                                                                             2           *** (OPEN) (Doc Error) Initial GFE not provided - EV2                                                                                                                                                                                                                                                 *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.                                                                   B           B           Yes      Yes       Final HUD1 MD    7/XX/2005    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                        *** (OPEN) (Missing Data) Missing Information to Determine Origination Channel: Unable to determine the origination channel based on the loan documents provided for review. The compliance review was performed with using the equivalent evaluation that would be considered for an Origination     COMMENT: 2016/XX/13: Missing documentation to determine the occupancy and purpose therefore compliance review defaulted to owner occupied/cash out refinance.
                                                                                                                                                                                                                                                                                        Channel of Retail. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Initial Loan Application Status Test: No evidence of application date located in file.  Compliance tests were run using an application date of  6/XX/2005 which is 1 month(s) prior to consummation.  A 7 month lookback was used to determine this application date. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                        *** (CLEARED) Missing Final HUD-1: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV1
                                                                                                                                                                                                                                                                                        *** (CLEARED) TILA - Final TIL Missing: Missing Final TIL. - EV1
2952713252 XXX       XXX       XXX       2                                                                                                                                                                                                                                  2           *** (OPEN) (Doc Error) TIL Error: Final TIL not signed by all required parties - EV2                                                                                                                                                                                                                                                                                                                                                                                                    B           B           Yes      Yes       Final HUD1 AL    7/XX/2002    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                        *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
3454146637 XXX       XXX       XXX       2                                                                                                                                                                                                                                  2           *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 11/XX/2005 12:00:00 AM, prior to three (3) business days from transaction date of 11/XX/2005 12:00:00 AM. - EV2                                                                                                                                                                                                            B           B           Yes      Yes       Final HUD1 KY    11/XX/2005   Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                        *** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV1
3508809709 XXX       XXX       XXX       3                *** (OPEN) FHA MIP Error:  Missing evidence of case number assignment. - EV3                                                                                                                                      3           *** (OPEN) FHA Case Number Assignment Date Missing: FHA Case Number Assignment Date is required to process FHA loan compliance review. - EV3                                                                                                                                                          *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.                                                                   D           D           Yes      No        Missing    MI    12/XX/1999   Refinance     Primary     XXX        $XXX
                                                          *** (OPEN) Missing Document: FHA Case Number Assignment not provided - EV3                                                                                                                                                    *** (OPEN) Missing Final HUD-1: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3                                                                                                                           COMMENT: 2016/XX/05: Missing documentation to determine the occupancy and purpose therefore compliance review defaulted to owner occupied/cash out refinance.
                                                          *** (OPEN) Missing Document: HUD/VA 92900-A not provided - EV3                                                                                                                                                                *** (OPEN) (Doc Error) Initial GFE not provided - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) (Missing Data) Missing Information to Determine Origination Channel: Unable to determine the origination channel based on the loan documents provided for review. The compliance review was performed with using the equivalent evaluation that would be considered for an Origination
                                                                                                                                                                                                                                                                                        Channel of Retail. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Initial Loan Application Status Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/1999 which is 1 month(s) prior to consummation.  A 7 month lookback was used to determine this application date. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Initial TIL not provided - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
2865895791 XXX       XXX       XXX       2                                                                                                                                                                                                                                  2           *** (OPEN) (Doc Error) Initial GFE not provided - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                   B           B           No       Yes       Final HUD1 WI    10/XX/2006   Refinance     Investment  XXX        $XXX
3475841505 XXX       XXX       XXX       2                                                                                                                                                                                                                                  2           *** (OPEN) Initial Loan Application Status Test: No evidence of application date located in file.  Compliance tests were run using an application date of  7/XX/2004 which is 1 month(s) prior to consummation.  A 7 month lookback was used to determine this application date. - EV2                                                                                                                                                                                                  B           B           No       Yes       Final HUD1 WI    8/XX/2004    Purchase      Investment  XXX        $XXX
3430928678 XXX       XXX       XXX       2                                                                                                                                                                                                                                  2           *** (OPEN) (Doc Error) Initial GFE not provided - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                   B           B           Yes      Yes       Final HUD1 IL    6/XX/2007    Purchase      Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                        *** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Initial TIL not provided - EV2
2768755196 XXX       XXX       XXX       2                                                                                                                                                                                                                                  2           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2                                                                                                                                                                                                                                                                                                                                                                   B           B           Yes      Yes       Final HUD1 TX    8/XX/2003    Refinance     Primary     XXX        $XXX
3520376848 XXX       XXX       XXX       2                                                                                                                                                                                                                                  2           *** (OPEN) (Doc Error) Initial GFE not provided - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                   B           B           Yes      Yes       Final HUD1 CA    5/XX/2004    Refinance     Primary     XXX        $XXX
3696088356 XXX       XXX       XXX       3                *** (OPEN) Missing Document: Missing Final 1003 - EV1                                                                                                                                                             3           *** (OPEN) Missing Final HUD-1: Missing Final HUD-1.  Title Co. Closing Statement used for any applicable Federal, State or Local compliance testing. - EV3                                                                                                                                                                                                                                                                                                                             D           D           Yes      Yes       Title Co.  CA    8/XX/2007    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                        *** (OPEN) Initial Loan Application Status Test: No evidence of application date located in file.  Compliance tests were run using an application date of 7/XX/2007 which is 1 month(s) prior to consummation.  A 7 month lookback was used to determine this application date. - EV2                                                                                                                                                                                                                                              Closing
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Statement
3748641255 XXX       XXX       XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV1                                                                                                                                                             2           *** (OPEN) (Doc Error) Initial GFE not provided - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                   B           B           No       Yes       Final HUD1 CA    9/XX/2005    Purchase      Second Home XXX        $XXX
                                                                                                                                                                                                                                                                                        *** (OPEN) Initial Loan Application Status Test: No evidence of application date located in file.  Compliance tests were run using an application date of  8/XX/2005 which is 1 month(s) prior to consummation.  A 7 month lookback was used to determine this application date. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV1
2897449876 XXX       XXX       XXX       2                                                                                                                                                                                                                                  2           *** (OPEN) Initial TIL not provided - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                               B           B           No       Yes       Final HUD1 WA    6/XX/2005    Purchase      Primary     XXX        $XXX
2878428730 XXX       XXX       XXX       2                                                                                                                                                                                                                                  2           *** (OPEN) (Doc Error) Initial GFE not provided - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                   B           B           No       Yes       Final HUD1 NC    7/XX/1997    Purchase      Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                        *** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
2776639548 XXX       XXX       XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV1                                                                                                                                                             2           *** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2                                                                                                                                                                                                                                                                                                                                                         B           B           No       Yes       Final HUD1 AZ    10/XX/2007   Construction- Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                        *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2                                                                                                                                                                                                                                                                                                                                                                                     Permanent
                                                                                                                                                                                                                                                                                        *** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
2775037670 XXX       XXX       XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV1                                                                                                                                                             2           *** (OPEN) (Doc Error) Initial GFE not provided - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                   B           B           No       Yes       Final HUD1 FL    6/XX/2003    Purchase      Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                        *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/XX/2002. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
3272074110 XXX       XXX       XXX       2                *** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV1                                                                                                                              2           *** (OPEN) (Doc Error) TIL Error: Borrower signature not dated. - EV2                                                                                                                                                                                                                                                                                                                                                                                                                   B           B           No       Yes       Final HUD1 FL    5/XX/2006    Purchase      Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                        *** (OPEN) (Doc Error) TIL Error: Final TIL not signed by all required parties - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2
2840888401 XXX       XXX       XXX       2                                                                                                                                                                                                                                  2           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2                                                                                                                                                                                               B           B           No       Yes       Final HUD1 AZ    9/XX/2007    Purchase      Primary     XXX        $XXX
3204844149 XXX       XXX       XXX       2                                                                                                                                                                                                                                  2           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2                                                                                                                                                                                               B           B           Yes      Yes       Final HUD1 FL    6/XX/2007    Refinance     Primary     XXX        $XXX
3831627676 XXX       XXX       XXX       2                                                                                                                                                                                                                                  2           *** (OPEN) (Doc Error) TIL Error: Borrower signature not dated. - EV2                                                                                                                                                                                                                                                                                                                                                                                                                   B           B           Yes      Yes       Final HUD1 CA    7/XX/2007    Purchase      Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                        *** (OPEN) (Doc Error) TIL Error: Final TIL not signed by all required parties - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2
3204915048 XXX       XXX       XXX       2                                                                                                                                                                                                                                  2           *** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2                                                                                                                                                                                                                                                                                                                    B           B           Yes      Yes       Final HUD1 IL    7/XX/2006    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                        *** (OPEN) CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2
3311431604 XXX       XXX       XXX       3                *** (OPEN) Missing Document: Missing Final 1003 - EV1                                                                                                                                                             3           *** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3                                                                                        *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the       D           D           Yes      No        Missing    NV    10/XX/2005   Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                        *** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2                                                                                                                                                         amount of $XXX.
                                                                                                                                                                                                                                                                                        *** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2                                                                                                                                               COMMENT: 2017/XX/04: Unable to determine under disclosure due to missing itemization of amount financed however it appears the lender used an index lower than 3.163% which is
                                                                                                                                                                                                                                                                                        *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 10/XX/2005 used as disbursement date for compliance testing. - EV2                                                                               the lowest in the lookback period
                                                                                                                                                                                                                                                                                        *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2005 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used
                                                                                                                                                                                                                                                                                        for testing was 08/XX/2005.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2
3296800397 XXX       XXX       XXX       2                                                                                                                                                                                                                                  2           *** (OPEN) (Doc Error) TIL Error: Borrower signature not dated. - EV2                                                                                                                                                                                                                                 *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the       B           B           No       Yes       Final HUD1 VA    10/XX/2005   Purchase      Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                        *** (OPEN) (Doc Error) TIL Error: Final TIL not signed by all required parties - EV2                                                                                                                                                                                                                  amount of $XXX.
                                                                                                                                                                                                                                                                                        *** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2                                                                                                                                                                             COMMENT: 2017/XX/31: Unable to determine under disclosure due to missing TIL itemization of amount financed.
                                                                                                                                                                                                                                                                                        *** (OPEN) Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2
3419466285 XXX       XXX       XXX       2                                                                                                                                                                                                                                  2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for                                                                                                                                                                                    B           B           Yes      Yes       Final HUD1 CA    12/XX/2006   Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                        testing was 06/XX/2006. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
2895972300 XXX       XXX       XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV1                                                                                                                                                             2           *** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2                                                                                                                                                                                                                                                                                                                    B           B           No       Yes       Final HUD1 PA    8/XX/2004    Construction- Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                        *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2                                                                                                                                                                                                                                                                                                                                                                                     Permanent
                                                                                                                                                                                                                                                                                        *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2
3109684794 XXX       XXX       XXX       2                                                                                                                                                                                                                                  2           *** (OPEN) (Doc Error) TIL Error: Borrower signature not dated. - EV2                                                                                                                                                                                                                                                                                                                                                                                                                   B           B           Yes      Yes       Final HUD1 CA    7/XX/2007    Purchase      Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                        *** (OPEN) (Doc Error) TIL Error: Final TIL not signed by all required parties - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2
2827994027 XXX       XXX       XXX       2                *** (OPEN) Missing Valuation: - EV3                                                               *** (OPEN) Missing Valuation:                                                                                   2           *** (OPEN) (Doc Error) Initial GFE not provided - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                   B           B           Yes      Yes       Final HUD1 FL    4/XX/2006    Refinance     Primary     XXX        $XXX
                                                                                                                                                            COMMENT: 2017/XX/31: Appraisal missing.                                                                                     *** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/XX/2005. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
2873664476 XXX       XXX       XXX       2                *** (OPEN) Missing Valuation: - EV3                                                                                                                                                                               2           *** (OPEN) RESPA (2010) - 0% Tolerance (Line 1203) Without Cure: RESPA (2010): 0% tolerance violation for 1203 fee without evidence of sufficient cure provided. - EV2                                                                                                                                                                                                                                                                                                                  B           B           Yes      Yes       Final HUD1 NY    11/XX/2010   Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                        *** (OPEN) RESPA (2010) - Written Service Provider List Not Provided Timely: RESPA (2010) - Borrower did not receive a list of service providers at the time the Good Faith Estimate was provided. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: RESPA: Initial GFE not provided to Borrower(s) within three (3) business days of Application Date. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement to applicant within three (3) business days of application. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not sent within three (3) business days of the creditor application date. - EV2
2969640606 XXX       XXX       XXX       2                *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following                                                                                                                     2           *** (OPEN) (Doc Error) TIL Error: Borrower signature not dated. - EV2                                                                                                                                                                                                                                                                                                                                                                                                                   B           B           Yes      Yes       Final HUD1 CA    9/XX/2006    Refinance     Primary     XXX        $XXX
                                                          clauses: - EV2                                                                                                                                                                                                                *** (OPEN) (Doc Error) TIL Error: Final TIL not signed by all required parties - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 03/XX/2006. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
3071307941 XXX       XXX       XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV1                                                                                                                                                             2           *** (OPEN) (Doc Error) Initial GFE not provided - EV2                                                                                                                                                                                                                                                 *** (OPEN) Disparity in Occupancy: The mortgage loan file contains documenting evidence the consumer intends to occupy the subject property as their primary residence.           B           B           No       Yes       Final HUD1 TX    9/XX/2006    Construction- Second Home XXX        $XXX
                                                                                                                                                                                                                                                                                        *** (OPEN) Disparity in Occupancy: The mortgage loan file contains documenting evidence the consumer intends to occupy the subject property as their primary residence.  (Compliance testing performed based on the Occupancy Type of Second Home) - EV2                                              (Compliance testing performed based on the Occupancy Type of Second Home)                                                                                                                                                                                  Permanent
                                                                                                                                                                                                                                                                                        *** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2                                                                                                                                                                             COMMENT: 2017/XX/31: The initial application reflects the borrower will occupy the property however the loan closed as a second home.
                                                                                                                                                                                                                                                                                        *** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
3839080376 XXX       XXX       XXX       2                                                                                                                                                                                                                                  2           *** (OPEN) RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges. - EV2                                                                                                                                                                                                                                           B           B           Yes      Yes       Final HUD1 WI    3/XX/2012    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                        *** (OPEN) RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2
2948964129 XXX       XXX       XXX       3                *** (OPEN) Missing Document: Appraisal not provided - EV3                                                                                                                                                         3           *** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3                                                                                                                                                                                                                                                                          D           D           No       No        Missing    NY    7/XX/2007    Purchase      Primary     XXX        $XXX
                                                          *** (OPEN) Missing Document: Missing Final 1003 - EV1                                                                                                                                                                         *** (OPEN) (Doc Error) Initial GFE not provided - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 07/XX/2007 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2007 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
3202297272 XXX       XXX       XXX       2                *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following                                                                                                                     2           *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2                                                                                                     *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the       B           B           Yes      Yes       Final HUD1 CA    10/XX/2005   Refinance     Primary     XXX        $XXX
                                                          clauses: - EV2                                                                                                                                                                                                                *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for  amount of $XXX.
                                                          *** (OPEN) Missing Document: Missing Final 1003 - EV1                                                                                                                                                                         testing was 09/XX/2005. - EV2                                                                                                                                                                                                                                                                         COMMENT: 2019/XX/16: Under disclosure is due to the lender utilizing an index value of 2.89% per the Loan Approval, however the lowest index value available in the lookback period is 3.06%.  Additionally, Unable to determine reason for under disclosure due to TIL Itemization missing breakdown of prepaid fiance charges.
3426960309 XXX       XXX       XXX       2                                                                                                                                                                                                                                  2           *** (OPEN) ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2                                                                                                                             *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the       B           B           Yes      Yes       Final HUD1 FL    11/XX/2007   Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                        *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2                                                                                                                          amount of $XXX.
                                                                                                                                                                                                                                                                                        *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2                                                                                                     COMMENT: 2019/XX/20: Under disclosure is due to the lender utilizing an index value of 4.88% per the approval, however the lowest index available in the lookback period is
                                                                                                                                                                                                                                                                                        *** (OPEN) TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act:  Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s). - EV2                                                                                             4.90%.
3593597083 XXX       XXX       XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV1                                                                                                                                                             2           *** (OPEN) ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM. - EV2                                                                                                                                                                                                                                                  B           B           Yes      Yes       Final HUD1 FL    10/XX/2003   Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                        *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 04/XX/2003. - EV2
3460336710 XXX       XXX       XXX       3        3       *** (OPEN) Income Docs Missing:: Borrower: XXX - EV3                                              *** (OPEN) Income Docs Missing:: Borrower: XXX                                                                  3           *** (OPEN) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due Diligence Loan Designation of ATR Risk. - EV3                                                                              *** (OPEN) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due        C           C           Yes      No                   CA    11/XX/2019   Purchase      Primary     XXX        $XXX                  Temporary    ATR Risk
                                                          *** (OPEN) Income documentation requirements not met. - EV3                                       COMMENT: 2024/XX/31: The AUS required a VA letter or distribution form to support B2 VA benefits which is                   *** (OPEN) General Ability To Repay Provision Investor Guidelines: Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or more guideline components, the loan is at ATR risk. - EV3                                                                                                     Diligence Loan Designation of ATR Risk.                                                                                                                                                                                                                                                                               SHQM
                                                          *** (OPEN) Insufficient Coverage: Hazard insurance coverage amount is insufficient. - EV3         missing.                                                                                                                    *** (OPEN) Income/Asset Guideline Deficiency - ATR Impact: Ability to Repay (Dodd-Frank 2014): There are guideline deficiencies related to income and/or asset doc requirements which could result in a risk to the borrower's ability to repay.  (Exception is eligible to be regraded with          COMMENT: 2024/XX/31: The AUS required a VA letter or distribution form to support B2 VA benefits and reverification of employment performed within 10 business days of the note                                                                                                                                       (GSE/Agency
                                                          *** (OPEN) The verification of employment is not within 10 business days of the Note.: Borrower:  *** (OPEN) Income documentation requirements not met.                                                                       compensating factors.) - EV3                                                                                                                                                                                                                                                                          date which are missing which resulted in a Due Diligence Loan Designation of ATR risk.                                                                                                                                                                                                                                Eligible)
                                                          XXX // Employment Type: Employment / Income Type: Wages / Start Date: 10/XX/2016 - EV3            COMMENT: 2024/XX/31: The AUS required a VA letter or distribution form to support B2 VA benefits and                        *** (OPEN) Non Taxable Income: Qualified Mortgage (Dodd-Frank 2014): Percentage of non-taxable income added exceeds borrower tax rate. (XXX VA Benefits/VA Service Related Disability) - EV3                                                                                                          *** (OPEN) General Ability To Repay Provision Investor Guidelines: Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or more guideline components, the loan is at
                                                          *** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most   reverification of employment performed within 10 business days of the note date which are missing.                          *** (OPEN) QM DTI: Qualified Mortgage (Dodd-Frank 2014): Total Debt to Income Ratio exceeds 43% and the images do not provide evidence loan is eligible for purchase, guarantee or insurance by the appropriate agency. - EV3                                                                         ATR risk.
                                                          recent FEMA disaster. - EV1                                                                       *** (OPEN) Insufficient Coverage: Hazard insurance coverage amount is insufficient.                                         *** (OPEN) Retirement Documentation: Qualified Mortgage (Dodd-Frank 2014): Retirement income documentation insufficient. (XXX Retired/Pension) - EV3                                                                                                                                                  COMMENT: 2024/XX/31: The AUS required a VA letter or distribution form to support B2 VA benefits and reverification of employment performed within 10 business days of the note
                                                                                                                                                            COMMENT: 2024/XX/30: Hazard Insurance Coverage Amount is insufficient $XXX                                                  *** (OPEN) Retirement Documentation: Qualified Mortgage (Dodd-Frank 2014): Retirement income documentation insufficient. (XXX XXX/Pension) - EV3                                                                                                                                                      date which are missing.
                                                                                                                                                            *** (OPEN) The verification of employment is not within 10 business days of the Note.: Borrower: XXX //                     *** (OPEN) VA Benefits Verification: Qualified Mortgage (Dodd-Frank 2014): Non-Military Allowance or Flight / Hazard Pay income documentation requirement not met. (XXX VA Benefits/VA Service Related Disability) - EV3                                                                              *** (OPEN) Income/Asset Guideline Deficiency - ATR Impact: Ability to Repay (Dodd-Frank 2014): There are guideline deficiencies related to income and/or asset doc requirements
                                                                                                                                                            Employment Type: Employment / Income Type: Wages / Start Date: 10/XX/2016                                                   *** (OPEN) TRID Final Closing Disclosure Escrowed Property Costs Year 1 Underdisclosed - October 2018: TILA-RESPA Integrated Disclosure - Loan Disclosures: Escrowed Property Costs over Year 1 of $XXX on Final Closing Disclosure provided on 11/XX/2019 are underdisclosed. (Final/11/XX/2019) -   which could result in a risk to the borrower's ability to repay.  (Exception is eligible to be regraded with compensating factors.)
                                                                                                                                                            COMMENT: 2024/XX/30: The verification of employment is not within 10 business days of the Note.                             EV2                                                                                                                                                                                                                                                                                                   COMMENT: 2024/XX/31: The AUS required a VA letter or distribution form to support B2 VA benefits and reverification of employment performed within 10 business days of the note
                                                                                                                                                            *** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA                 *** (OPEN) TRID Final Closing Disclosure Will Have Escrow Account: TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on 11/XX/2019 incorrectly disclosed whether the loan will have an escrow account. (Final/11/XX/2019) - EV2                                  date which are missing
                                                                                                                                                            disaster.                                                                                                                   *** (OPEN) TRID Final Closing Disclosure Will Not Have Escrow Account: TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on 11/XX/2019 incorrectly disclosed whether the loan will have an escrow account. (Final/11/XX/2019) - EV2                              *** (OPEN) Non Taxable Income: Qualified Mortgage (Dodd-Frank 2014): Percentage of non-taxable income added exceeds borrower tax rate. (XXX VA Benefits/VA Service Related
                                                                                                                                                            COMMENT: 2024/XX/30: The subject property is located in FEMA disaster area. A post-disaster inspection                      *** (CURED) TRID Final Closing Disclosure Will Have Escrow -  Monthly Escrow Payment Overdisclosed Test: TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on 11/XX/2019 disclosed the Monthly Escrow Payment that does not match the actual escrow payment for  Disability)
                                                                                                                                                            verifying there was no damage to the subject property is required.                                                          the loan. (Final/11/XX/2019) - EV1                                                                                                                                                                                                                                                                    COMMENT: 2024/XX/31: The AUS required a VA letter or distribution form to support B2 VA benefits and reverification of employment performed within 10 business days of the note date which are missing which caused the loan to default test to QM documentation requirements.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              *** (OPEN) QM DTI: Qualified Mortgage (Dodd-Frank 2014): Total Debt to Income Ratio exceeds 43% and the images do not provide evidence loan is eligible for purchase, guarantee or insurance by the appropriate agency.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              COMMENT: 2024/XX/31: The AUS required a VA letter or distribution form to support B2 VA benefits and reverification of employment performed within 10 business days of the note date which are missing which caused the loan to default test to QM requirement of maximum allowable 43% DTI.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              *** (OPEN) Retirement Documentation: Qualified Mortgage (Dodd-Frank 2014): Retirement income documentation insufficient. (XXX Retired/Pension)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              COMMENT: 2024/XX/31: The AUS required a VA letter or distribution form to support B2 VA benefits and reverification of employment performed within 10 business days of the note date which are missing which caused the loan to default test to QM documentation requirements.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              *** (OPEN) Retirement Documentation: Qualified Mortgage (Dodd-Frank 2014): Retirement income documentation insufficient. (XXX XXX/Pension)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              COMMENT: 2024/XX/31: The AUS required a VA letter or distribution form to support B2 VA benefits and reverification of employment performed within 10 business days of the note date which are missing which caused the loan to default test to QM documentation requirements.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              *** (OPEN) VA Benefits Verification: Qualified Mortgage (Dodd-Frank 2014): Non-Military Allowance or Flight / Hazard Pay income documentation requirement not met. (XXX VA
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              Benefits/VA Service Related Disability)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              COMMENT: 2024/XX/31: The AUS required a VA letter or distribution form to support B2 VA benefits and reverification of employment performed within 10 business days of the note date which are missing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              *** (OPEN) TRID Final Closing Disclosure Escrowed Property Costs Year 1 Underdisclosed - October 2018: TILA-RESPA Integrated Disclosure - Loan Disclosures: Escrowed Property
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              Costs over Year 1 of $XXX on Final Closing Disclosure provided on 11/XX/2019 are underdisclosed. (Final/11/XX/2019)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              COMMENT: 2024/XX/30: On page 1 of final closing Disclosure estimated tax and insurance mentioned as non-escrowed, however on page 4 checked as will have an escrow account &
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              instead of mentioning in Non escrow section it is mentioned under escrow account
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              *** (OPEN) TRID Final Closing Disclosure Will Have Escrow Account: TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on 11/XX/2019 incorrectly disclosed whether the loan will have an escrow account. (Final/11/XX/2019)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              COMMENT: 2024/XX/30: On page 1 of final closing Disclosure estimated tax and insurance mentioned as non-escrowed, however on page 4 checked as will have an escrow account &
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              instead of mentioning in Non escrow section it is mentioned under escrow account
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              *** (OPEN) TRID Final Closing Disclosure Will Not Have Escrow Account: TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on 11/XX/2019 incorrectly disclosed whether the loan will have an escrow account. (Final/11/XX/2019)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              COMMENT: 2024/XX/30: On page 1 of final closing Disclosure estimated tax and insurance mentioned as non-escrowed, however on page 4 checked as will have an escrow account &
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              instead of mentioning in Non escrow section it is mentioned under escrow account
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              *** (CURED) TRID Final Closing Disclosure Will Have Escrow -  Monthly Escrow Payment Overdisclosed Test: TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              Disclosure provided on 11/XX/2019 disclosed the Monthly Escrow Payment that does not match the actual escrow payment for the loan. (Final/11/XX/2019)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              COMMENT: 2024/XX/30: On page 1 of final closing Disclosure estimated tax and insurance mentioned as non-escrowed, however on page 4 checked as will have an escrow account &
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              instead of mentioning in Non escrow section it is mentioned under escrow account
2933534090 XXX       XXX       XXX       1        1       *** (CLEARED) Aged document: Primary Valuation is older than guidelines permit: Valuation Type:                                                                                                                   1                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                   A           A           No       No                   NY    2/XX/2019    Refinance     Investment  XXX        $XXX                  N/A          N/A
                                                          Appraisal / Valuation Report Date: 09/XX/2018, Valuation Type: Desk Review / Valuation Report
                                                          Date: 10/XX/2018 - EV1
2950060314 XXX       XXX       XXX       2                                                                                                                                                                                                                                  2           *** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2                                                                                                                                                                                                                                                                                                                                                               B           B           Yes      Yes       Final HUD1 MA    2/XX/2010    Purchase      Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                        *** (OPEN) RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) RESPA (2010) -  Initial Payment on Final HUD-1 Inaccurate: RESPA (2010): Initial payment on Final HUD-1 does not match actual payment on loan. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement to applicant within three (3) business days of application. - EV2
3496899510 XXX       XXX       XXX       2                                                                                                                                                                                                                                  2           *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2                                                                                                     *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the       B           B           Yes      Yes       Final HUD1 NJ    1/XX/2005    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                        *** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV1                                                                                                   amount of $XXX.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              COMMENT: 2024/XX/28: TIL itemization did not disclose an Flood Certification Fee of $XXX and settlement Closing Fee of $XXX as prepaid finance charge.
3794986726 XXX       XXX       XXX       3                *** (OPEN) Missing Document: Missing Final 1003 - EV1                                                                                                                                                             3           *** (OPEN) New Jersey Home Loan (Late Charge): New Jersey Home Loan: Mortgage loan contains an impermissible late charge of greater than 5.0% or a grace period less than 15 days. - EV3                                                                                                                                                                                                                                                                                                C           C           Yes      No        HELOC      NJ    3/XX/2008    Refinance     UTD         XXX        $XXX
                                                                                                                                                                                                                                                                                        *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 04/XX/2008 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                                                                                                       Agreement
                                                                                                                                                                                                                                                                                        *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) TILA HELOC - Credit Agreement Not Provided Timely: Truth in Lending Act (HELOC): Credit Agreement not provided to borrower at time of account opening. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act:  Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s). - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 04/XX/2008, prior to three (3) business days from transaction date of 4/XX/2008 12:00:00 AM. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2
2930720838 XXX       XXX       XXX       2                                                                                                                                                                                                                                  2           *** (OPEN) (Doc Error) TIL Error: Final TIL not signed by all required parties - EV2                                                                                                                                                                                                                                                                                                                                                                                                    B           B           No       Yes       Final HUD1 PA    5/XX/2007    Purchase      Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                        *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Prepaid Interest From Date from HUD-1 or final closing disclosure of 05/XX/2007 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2
3275208080 XXX       XXX       XXX       1                                                                                                                                                                                                                                  1                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                   A           A           Yes      Yes       Final HUD1 GA    8/XX/2004    Purchase      Primary     XXX        $XXX
2963184168 XXX       XXX       XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV1                                                                                                                                                             2           *** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2                                                                                                                                                                                                                                                                                                                                                               B           B           No       Yes       Final HUD1 FL    6/XX/2006    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                        *** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
3727074043 XXX       XXX       XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV1                                                                                                                                                             2           *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 05/XX/2006 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                                                            B           B           No       No        HELOC      FL    5/XX/2006    Refinance     UTD         XXX        $XXX
                                                                                                                                                                                                                                                                                        *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                                                                                                             Agreement
                                                                                                                                                                                                                                                                                        *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) TILA HELOC - Credit Agreement Not Provided Timely: Truth in Lending Act (HELOC): Credit Agreement not provided to borrower at time of account opening. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV1
2982966384 XXX       XXX       XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV1                                                                                                                                                             2           *** (OPEN) (Doc Error) Initial GFE not provided - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                   B           B           Yes      Yes       Final HUD1 WI    7/XX/2003    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                        *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
3778704744 XXX       XXX       XXX       2                                                                                                                                                                                                                                  2           *** (OPEN) (Doc Error) Initial GFE not provided - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                   B           B           Yes      Yes       Final HUD1 IL    9/XX/2004    Purchase      Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                        *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
3459792935 XXX       XXX       XXX       2                                                                                                                                                                                                                                  2           *** (OPEN) (Doc Error) TIL Error: Final TIL not signed by all required parties - EV2                                                                                                                                                                                                                  *** (OPEN) (Doc Error) TIL Error: Final TIL not signed by all required parties                                                                                                    B           B           No       Yes       Final HUD1 MO    5/XX/2006    Purchase      Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                        *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Prepaid Interest From Date from HUD-1 or final closing disclosure of 05/XX/2006 used as disbursement date for compliance testing. - EV2                                        COMMENT: 2024/XX/28: TIL appears to be final but not signed nor initialed by borrower.
                                                                                                                                                                                                                                                                                        *** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2
2820262858 XXX       XXX       XXX       2                                                                                                                                                                                                                                  2           *** (OPEN) (Doc Error) TIL Error: Borrower signature not dated. - EV2                                                                                                                                                                                                                                                                                                                                                                                                                   B           B           Yes      Yes       Final HUD1 TX    6/XX/2007    Purchase      Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                        *** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2
3492590542 XXX       XXX       XXX       2                                                                                                                                                                                                                                  2           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2                                                                                                                                                                                               B           B           Yes      Yes       Final HUD1 TX    9/XX/2007    Refinance     Primary     XXX        $XXX
2884936873 XXX       XXX       XXX       3                                                                                                                                                                                                                                  3           *** (OPEN) Missing Final HUD-1:  Title Co. Closing Statement Used For Fee Testing Material: Missing Final HUD-1: Title Company Closing Statement used for any applicable Federal, State or Local compliance testing. - EV3                                                                                                                                                                                                                                                              D           D           Yes      Yes       Title Co.  CA    5/XX/2003    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                        *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Prepaid Interest From Date from HUD-1 or final closing disclosure of 05/XX/2003 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                                                                     Closing
                                                                                                                                                                                                                                                                                        *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2                                                                                                                                                                                                                                                  Statement
2878962864 XXX       XXX       XXX       2                *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following                                                                                                                     2           *** (OPEN) (Doc Error) Initial GFE not provided - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                   B           B           Yes      Yes       Final HUD1 CA    4/XX/2003    Refinance     UTD         XXX        $XXX
                                                          clauses: - EV2                                                                                                                                                                                                                *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Prepaid Interest From Date from HUD-1 or final closing disclosure of 04/XX/2003 used as disbursement date for compliance testing. - EV2
                                                          *** (OPEN) Missing Document: Missing Final 1003 - EV1                                                                                                                                                                         *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2
3615107830 XXX       XXX       XXX       3                                                                                                                                                                                                                                  3           *** (OPEN) Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee Testing Material: Missing Final HUD-1:  HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing. - EV3                                                                                                                                                                                                                                                                 D           D           Yes      Yes       HUD1, not  CA    9/XX/2004    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                        *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Prepaid Interest From Date from HUD-1 or final closing disclosure of 09/XX/2004 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                                                                     signed or
                                                                                                                                                                                                                                                                                        *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2004 which is 0 months prior to consummation. A lookback was performed to determine this application date. - EV2                                                                                                                                                                                                                                                  stamped
3214209563 XXX       XXX       XXX       2                                                                                                                                                                                                                                  2           *** (OPEN) ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information. - EV2                                                                                                                                                                                                                                                                                                                        B           B           Yes      Yes       Final HUD1 CA    5/XX/2005    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                            *** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Prepaid Interest From Date from HUD-1 or final closing disclosure of 05/XX/2005 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
3747136448 XXX       XXX       XXX       3                                                                                                                                                                                                                                  3           *** (OPEN) Missing Final HUD-1:  Estimated HUD-1 Used For Fee Testing Material: Missing Final HUD-1:  Estimated HUD-1 used for any applicable Federal, State or Local compliance testing. - EV3                                                                                                                                                                                                                                                                                         D           D           Yes      Yes       Estimated  CA    6/XX/2003    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                        *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2                                                                                                                                                                                                                                                  HUD1
2863587913 XXX       XXX       XXX       2                *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following                                                                                                                     2           *** (OPEN) (Doc Error) Initial GFE not provided - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                   B           B           Yes      Yes       Final HUD1 CA    7/XX/2003    Refinance     Primary     XXX        $XXX
                                                          clauses: - EV2                                                                                                                                                                                                                *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                          *** (OPEN) Missing Document: Missing Final 1003 - EV1                                                                                                                                                                         *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
3482884747 XXX       XXX       XXX       3        3       *** (OPEN) Asset documentation requirements not met. - EV3                                        *** (OPEN) Asset documentation requirements not met.                                                            3           *** (OPEN) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due Diligence Loan Designation of ATR Risk. - EV3                                                                              *** (OPEN) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due        C           C           Yes      Yes       Final HUD1 NY    5/XX/2015    Refinance     Primary     XXX        $XXX                  Temporary    ATR Risk
                                                          *** (OPEN) AUS Findings: Available for Closing discrepancy. - EV3                                 COMMENT: 2024/XX/30: File is missing all Asset verification documents.                                                      *** (OPEN) General Ability To Repay Provision Investor Guidelines: Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or more guideline components, the loan is at ATR risk. - EV3                                                                                                     Diligence Loan Designation of ATR Risk.                                                                                                                                                                                                                                                                               SHQM
                                                          *** (OPEN) AUS Findings: Available for Reserves discrepancy. - EV3                                *** (OPEN) AUS Findings: Available for Closing discrepancy.                                                                 *** (OPEN) Income/Asset Guideline Deficiency - ATR Impact: Ability to Repay (Dodd-Frank 2014): There are guideline deficiencies related to income and/or asset doc requirements which could result in a risk to the borrower's ability to repay.  (Exception is eligible to be regraded with          COMMENT: 2024/XX/30: Loan designation discrepancy due to File is missing all Asset verification documents.                                                                                                                                                                                                            (GSE/Agency
                                                          *** (OPEN) AUS Findings: Qualifying asset balance discrepancy. - EV3                              COMMENT: 2024/XX/30: File is missing all Asset verification documents.                                                      compensating factors.) - EV3                                                                                                                                                                                                                                                                          *** (OPEN) General Ability To Repay Provision Investor Guidelines: Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or more guideline components, the loan is at                                                                                                                                     Eligible)
                                                          *** (OPEN) Available for Closing is insufficient to cover Cash From Borrower. - EV3               *** (OPEN) AUS Findings: Available for Reserves discrepancy.                                                                *** (OPEN) QM DTI: Qualified Mortgage (Dodd-Frank 2014): Total Debt to Income Ratio exceeds 43% and the images do not provide evidence loan is eligible for purchase, guarantee or insurance by the appropriate agency. - EV3                                                                         ATR risk.
                                                          *** (OPEN) FEMA Disaster Issue: Property is located in a FEMA Disaster area and has not been      COMMENT: 2024/XX/30: File is missing all Asset verification documents.                                                      *** (OPEN) Rental Income Documentation - Schedule E Method Test: Qualified Mortgage (Dodd-Frank 2014): Rental income documentation requirement not met for XXX.  Lease Agreement and/or Tax Return not provided. (XXX/Schedule E) - EV3                                                               COMMENT: 2024/XX/30: File is missing all Asset verification documents.
                                                          inspected. - EV3                                                                                  *** (OPEN) AUS Findings: Qualifying asset balance discrepancy.                                                              *** (OPEN) ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Missing: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide "Right to Receive a Copy" appraisal disclosure to consumer. - EV2                                                                                 *** (OPEN) Income/Asset Guideline Deficiency - ATR Impact: Ability to Repay (Dodd-Frank 2014): There are guideline deficiencies related to income and/or asset doc requirements
                                                          *** (OPEN) Missing Document: Appraisal not provided - EV3                                         COMMENT: 2024/XX/30: File is missing all Asset verification documents.                                                      *** (OPEN) RESPA (2010) - 0% Tolerance (Line 1203) With Cure: RESPA (2010): 0% tolerance violation for 1203 fee with evidence of cure provided on Final HUD-1 - EV2                                                                                                                                   which could result in a risk to the borrower's ability to repay.  (Exception is eligible to be regraded with compensating factors.)
                                                          *** (OPEN) Missing Document: Hazard Insurance Policy not provided - EV3                           *** (OPEN) Available for Closing is insufficient to cover Cash From Borrower.                                               *** (OPEN) RESPA -  Initial Escrow Account Statement Missing: RESPA: Initial escrow account statement was not provided to the borrower. - EV2                                                                                                                                                         COMMENT: 2024/XX/30: Waterfall due to File is missing all Asset verification documents.
                                                                                                                                                            COMMENT: 2024/XX/29: Additional funds are required for closing                                                              *** (OPEN) RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule (Dodd-Frank 2014): List of Homeownership Counseling Organizations not provided to applicant within three (3) business days of application. -   *** (OPEN) QM DTI: Qualified Mortgage (Dodd-Frank 2014): Total Debt to Income Ratio exceeds 43% and the images do not provide evidence loan is eligible for purchase, guarantee
                                                                                                                                                            *** (OPEN) FEMA Disaster Issue: Property is located in a FEMA Disaster area and has not been inspected.                     EV2                                                                                                                                                                                                                                                                                                   or insurance by the appropriate agency.
                                                                                                                                                            COMMENT: 2024/XX/29: The Subject property is located in a FEMA Disaster area a post-Disaster inspection report              *** (OPEN) RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement. - EV2                                                                                                                       COMMENT: 2024/XX/30: Waterfall due to File is missing all Asset verification documents.
                                                                                                                                                            verifying there was no damage to the subject property required                                                                                                                                                                                                                                                                                                                                                                    *** (OPEN) Rental Income Documentation - Schedule E Method Test: Qualified Mortgage (Dodd-Frank 2014): Rental income documentation requirement not met for XXX.  Lease Agreement
                                                                                                                                                            *** (OPEN) Missing Document: Appraisal not provided                                                                                                                                                                                                                                                                                                                                                                               and/or Tax Return not provided. (XXX/Schedule E)
                                                                                                                                                            COMMENT: 2024/XX/29: Appraisal is missing                                                                                                                                                                                                                                                                                                                                                                                         COMMENT: 2024/XX/30: Waterfall due to File is missing all Asset verification documents.
                                                                                                                                                            *** (OPEN) Missing Document: Hazard Insurance Policy not provided                                                                                                                                                                                                                                                                                                                                                                 *** (OPEN) ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Missing: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide "Right to Receive a Copy"
                                                                                                                                                            COMMENT: 2024/XX/29: Hazard Insurance Policy is missing                                                                                                                                                                                                                                                                                                                                                                           appraisal disclosure to consumer.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              COMMENT: 2024/XX/29: Evidence of appraisal receipt is missing
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              *** (OPEN) RESPA (2010) - 0% Tolerance (Line 1203) With Cure: RESPA (2010): 0% tolerance violation for 1203 fee with evidence of cure provided on Final HUD-1
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              COMMENT: 2024/XX/29: Cure provided for $XXX
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              *** (OPEN) RESPA -  Initial Escrow Account Statement Missing: RESPA: Initial escrow account statement was not provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              COMMENT: 2024/XX/29: Initial escrow account statement was not provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              *** (OPEN) RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule (Dodd-Frank 2014): List of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              Homeownership Counseling Organizations not provided to applicant within three (3) business days of application.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              COMMENT: 2024/XX/29: List of Homeownership Counseling Organizations disclosure is missing
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              *** (OPEN) RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              COMMENT: 2024/XX/29: Servicing Disclosure Statement is missing
3804581122 XXX       XXX       XXX       3                *** (OPEN) AUS/Guideline Findings: All conditions were not met - EV3                              *** (OPEN) AUS/Guideline Findings: All conditions were not met                                                  3           *** (OPEN) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due Diligence Loan Designation of Non QM. - EV3                                                                                *** (OPEN) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due        C           C           Yes      No                   OH    5/XX/2018    Purchase      Primary     XXX        $XXX                  Temporary    Non QM
                                                          *** (OPEN) Missing Document: AUS not provided - EV3                                               COMMENT: 2021/XX/23: File is missing the AUS unable to determine if conditions were met, loan is waterfalling               *** (OPEN) QM DTI: Qualified Mortgage (Dodd-Frank 2014): Total Debt to Income Ratio exceeds 43% and the images do not provide evidence loan is eligible for purchase, guarantee or insurance by the appropriate agency. - EV3                                                                         Diligence Loan Designation of Non QM.                                                                                                                                                                                                                                                                                 SHQM
                                                                                                                                                            to standard ATR/QM documentation requirements                                                                               *** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (8304) - EV2         COMMENT: 2021/XX/23: File is missing the AUS, loan is waterfalling to standard ATR/QM documentation requirements                                                                                                                                                                                                      (GSE/Agency
                                                                                                                                                            *** (OPEN) Missing Document: AUS not provided                                                                               *** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Survey Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7723) - EV2           *** (OPEN) QM DTI: Qualified Mortgage (Dodd-Frank 2014): Total Debt to Income Ratio exceeds 43% and the images do not provide evidence loan is eligible for purchase, guarantee                                                                                                                                       Eligible)
                                                                                                                                                            COMMENT: 2021/XX/22: Missing AUS with all pages, early check results used for review                                                                                                                                                                                                                                                                                                                                              or insurance by the appropriate agency.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              COMMENT: 2021/XX/23: File is missing the AUS, loan is waterfalling to standard ATR/QM documentation requirements
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              *** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax.  Fee
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (8304)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              COMMENT: 2021/XX/22: No Cure provided, Transfer Tax of $XXX paid on Seller CD.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              *** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Survey Fee.  Fee
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7723)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              COMMENT: 2021/XX/22: No Cure provided for Survey fee of $XXX
2789115197 XXX       XXX       XXX       3        3       *** (OPEN) AUS/Guideline Findings: All conditions were not met - EV3                              *** (OPEN) AUS/Guideline Findings: All conditions were not met                                                  3           *** (OPEN) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due Diligence Loan Designation of Non QM. - EV3                                                                                *** (OPEN) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due        C           C           Yes      No                   NY    12/XX/2016   Purchase      Primary     XXX        $XXX                  Temporary    Non QM
                                                          *** (OPEN) Flood Certificate Subject Address does not match Note address. - EV3                   COMMENT: 2021/XX/14: UTD, missing AUS all pages                                                                             *** (OPEN) QM Points and Fees: Qualified Mortgage (Dodd Frank 2014): Points and Fees on subject loan of 3.16338% is in excess of the allowable maximum of  3.00000% of the Federal Total Loan Amount. Points and Fees total $XXX on a Federal Total Loan Amount of $XXX vs. an allowable total of     Diligence Loan Designation of Non QM.                                                                                                                                                                                                                                                                                 SHQM
                                                          *** (OPEN) Missing Document: Approval not provided - EV3                                          *** (OPEN) Flood Certificate Subject Address does not match Note address.                                                   $XXX (an overage of $XXX or .16338%). - EV3                                                                                                                                                                                                                                                           COMMENT: 2021/XX/09: File is missing the required AUS with all pages, loan is defaulting to standard ATR/QM documentation requirements.                                                                                                                                                                               (GSE/Agency
                                                          *** (OPEN) Missing Document: AUS not provided - EV3                                               COMMENT: 2021/XX/09: The address listed on the Note does not include the unit identifier.  The Flood                        *** (OPEN) TRID Closing Disclosure Status Test: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided or Closing Disclosure not provided prior to closing. Any applicable Federal, State or Local compliance testing is unreliable or not performed. Loan is subject to high cost         *** (OPEN) QM Points and Fees: Qualified Mortgage (Dodd Frank 2014): Points and Fees on subject loan of 3.16338% is in excess of the allowable maximum of  3.00000% of the                                                                                                                                            Eligible)
                                                          *** (OPEN) Missing Document: Fraud Report not provided - EV3                                      Certificate includes "XXX"                                                                                                  testing. - EV3                                                                                                                                                                                                                                                                                        Federal Total Loan Amount. Points and Fees total $XXX on a Federal Total Loan Amount of $XXX vs. an allowable total of $XXX (an overage of $XXX or .16338%).
                                                          *** (OPEN) No evidence of fraud report in file: Credit Report: Original // Borrower: XXX, Credit  *** (OPEN) Missing Document: AUS not provided                                                                               *** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing. - EV2                                                                  COMMENT: 2021/XX/10: Loan is failing QM points and fees testing
                                                          Report: Original // Borrower: XXX - EV3                                                           COMMENT: 2021/XX/10: There is only an EarlyCheck Loan-Level Results in the file.                                            *** (OPEN) ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/12/XX/2016) - EV2               *** (OPEN) ECOA Appraisal Disclosure - ECOA Timing: ECOA - File does not evidence the consumer was provided with the right to receive a copy of the Appraisal Disclosure within 3
                                                          *** (OPEN) Reported liability reflects the borrower as an Authorized User.  This debt has been                                                                                                                                *** (OPEN) ECOA Appraisal Disclosure - ECOA Timing: ECOA - File does not evidence the consumer was provided with the right to receive a copy of the Appraisal Disclosure within 3 days of the loan application date. - EV2                                                                            days of the loan application date.
                                                          excluded from QM qualification.: Credit Report: Original // Liability Type: Revolving / Current                                                                                                                               *** (OPEN) RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List of Homeownership Counseling Organizations to borrower. - EV2                                                                             COMMENT: 2021/XX/09: The appraisal disclosure was signed 12/XX/2016 which was more than three days after the loan application date of 10/XX/2016.
                                                          Balance: $XXX / Line Limit: $XXX - EV2                                                                                                                                                                                        *** (OPEN) TRID Initial Loan Estimate Timing Electronically Provided: TILA-RESPA Integrated Disclosure: Loan Estimate not delivered or placed in the mail to Borrower(s) within three (3) business days of application. (Initial/12/XX/2016) - EV2
3649156980 XXX       XXX       XXX       3                *** (OPEN) Income Docs Missing:: Borrower: XXX - EV3                                              *** (OPEN) Income Docs Missing:: Borrower: XXX                                                                  3           *** (OPEN) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due Diligence Loan Designation of ATR Fail. - EV3                                                                              *** (OPEN) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due        C           C           Yes      No                   CA    6/XX/2019    Purchase      Primary     XXX        $XXX                  Temporary    ATR Fail
                                                          *** (OPEN) Income documentation requirements not met. - EV3                                       COMMENT: 2022/XX/10: File is missing a third party verification for the Co-borrower's Sch C business dated                  *** (OPEN) General Ability To Repay Provision Employment - Schedule C Test: Ability-to-Repay (Dodd-Frank 2014): Unable to verify current Sole Proprietorship status using reasonably reliable third-party records. (XXX XXX/Schedule C) - EV3                                                         Diligence Loan Designation of ATR Fail.                                                                                                                                                                                                                                                                               SHQM
                                                          *** (CLEARED) AUS/Guideline Findings: All conditions were not met - EV1                           within 120 calendar days of the note date verifying dates of operation.                                                     *** (OPEN) QM DTI: Qualified Mortgage (Dodd-Frank 2014): Total Debt to Income Ratio exceeds 43% and the images do not provide evidence loan is eligible for purchase, guarantee or insurance by the appropriate agency. - EV3                                                                         COMMENT: 2022/XX/05: Loan is AUS Approved with a Loan Designation of Temporary SHQM but due to missing Income Verifications and MI Cert the loan is waterfalling to a Loan                                                                                                                                            (GSE/Agency
                                                          *** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most   *** (OPEN) Income documentation requirements not met.                                                                       *** (OPEN) S-Corp Income Documentation Test: Qualified Mortgage (Dodd-Frank 2014): Self-employed income documentation not sufficient (S-Corp). (XXX XXX/S-Corp) - EV3                                                                                                                                 Designation of ATR Fail.                                                                                                                                                                                                                                                                                              Eligible)
                                                          recent FEMA disaster. - EV1                                                                       COMMENT: 2022/XX/10: Third party verification and signed 2 years Tax returns were not provided in the loan file             *** (OPEN) Self Employed Years on Job: Qualified Mortgage (Dodd-Frank 2014): Minimum length of time for self-employment job or field requirement not met. (XXX XXX/Schedule C) - EV3                                                                                                                  *** (OPEN) General Ability To Repay Provision Employment - Schedule C Test: Ability-to-Repay (Dodd-Frank 2014): Unable to verify current Sole Proprietorship status using
                                                          *** (CLEARED) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV1           *** (CLEARED) AUS/Guideline Findings: All conditions were not met                                                           *** (OPEN) Sole Proprietorship Income Documentation Test: Qualified Mortgage (Dodd-Frank 2014): Self-employed income documentation not sufficient (Sole Proprietorship). (XXX XXX/Schedule C) - EV3                                                                                                   reasonably reliable third-party records. (XXX XXX/Schedule C)
                                                                                                                                                            COMMENT: 2022/XX/17: Loan does not meet income documentation and missing mortgage insurance certification per               *** (OPEN) Sole Proprietorship Income Documentation Test: Qualified Mortgage (Dodd-Frank 2014): Self-employed income documentation not sufficient (Sole Proprietorship). (XXX XXX/Schedule C) - EV3                                                                                                   COMMENT: 2022/XX/05: Third party verification of employment is not in file.
                                                                                                                                                            AUS.                                                                                                                        *** (OPEN) QM Employment History - Current and/or Previous Employment Documentation lacks Date Info: Qualified Mortgage (Dodd-Frank 2014): Missing Employment Dates to verify two years employment history for current and/or prior employment. (XXX/11458970) - EV2                                  *** (OPEN) QM DTI: Qualified Mortgage (Dodd-Frank 2014): Total Debt to Income Ratio exceeds 43% and the images do not provide evidence loan is eligible for purchase, guarantee
                                                                                                                                                            *** (CLEARED) Missing Document: Mortgage Insurance Certificate (MIC) not provided                                           *** (OPEN) RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule (Dodd-Frank 2014): List of Homeownership Counseling Organizations not provided to applicant within three (3) business days of application. -   or insurance by the appropriate agency.
                                                                                                                                                            COMMENT: 2022/XX/21: Mortgage Insurance documentation required in AUS, but missing from file.                               EV2                                                                                                                                                                                                                                                                                                   COMMENT: 2022/XX/05: Debt ratio exceeds the LP maximum
                                                                                                                                                                                                                                                                                        *** (OPEN) TRID Initial Loan Estimate Timing Electronically Provided: TILA-RESPA Integrated Disclosure: Loan Estimate not delivered to Borrower(s) within three (3) business days of application. Initial Loan Estimate dated 06/XX/2019 was electronically provided without or prior to borrower's   *** (OPEN) S-Corp Income Documentation Test: Qualified Mortgage (Dodd-Frank 2014): Self-employed income documentation not sufficient (S-Corp). (XXX XXX/S-Corp)
                                                                                                                                                                                                                                                                                        consent to receive electronic disclosures. Failure to comply with the provisions of the E-Sign Act and failure to provide good faith estimate of fees timely may result in additional fee tolerance violations. (Initial/06/XX/2019) - EV2                                                            COMMENT: 2022/XX/05: Failure is due to missing the MI certification. Loan is non agency salable. Therefore loan is waterfalling to QM/ATR testing/requirements. In addition, debt ratio is slightly higher than the LP
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              *** (OPEN) Self Employed Years on Job: Qualified Mortgage (Dodd-Frank 2014): Minimum length of time for self-employment job or field requirement not met. (XXX XXX/Schedule C)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              COMMENT: 2022/XX/05: Failure is due to missing the MI certification. Loan is non agency salable. Therefore loan is waterfalling to QM/ATR testing/requirements. In addition, debt ratio is slightly higher than the LP
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              *** (OPEN) Sole Proprietorship Income Documentation Test: Qualified Mortgage (Dodd-Frank 2014): Self-employed income documentation not sufficient (Sole Proprietorship). (XXX
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              XXX/Schedule C)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              COMMENT: 2022/XX/05: Failure is due to missing the MI certification. Loan is non agency salable. Therefore loan is waterfalling to QM/ATR testing/requirements. In addition, debt ratio is slightly higher than the LP
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              *** (OPEN) Sole Proprietorship Income Documentation Test: Qualified Mortgage (Dodd-Frank 2014): Self-employed income documentation not sufficient (Sole Proprietorship). (XXX
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              XXX/Schedule C)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              COMMENT: 2022/XX/05: Failure is due to missing the MI certification. Loan is non agency salable. Therefore loan is waterfalling to QM/ATR testing/requirements. In addition, debt ratio is slightly higher than the LP
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              *** (OPEN) QM Employment History - Current and/or Previous Employment Documentation lacks Date Info: Qualified Mortgage (Dodd-Frank 2014): Missing Employment Dates to verify two years employment history for current and/or prior employment. (XXX/11458970)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              COMMENT: 2022/XX/05: Failure is due to missing the MI certification. Loan is non agency salable. Therefore loan is waterfalling to QM/ATR testing/requirements.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              *** (OPEN) RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule (Dodd-Frank 2014): List of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              Homeownership Counseling Organizations not provided to applicant within three (3) business days of application.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              COMMENT: 2022/XX/05: Evidence of borrower's earlier receipt was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              *** (OPEN) TRID Initial Loan Estimate Timing Electronically Provided: TILA-RESPA Integrated Disclosure: Loan Estimate not delivered to Borrower(s) within three (3) business days of application. Initial Loan Estimate dated 06/XX/2019 was electronically provided without or prior to borrower's consent to receive electronic disclosures. Failure to comply with the provisions of the E-Sign Act and failure to provide good faith estimate of fees timely may result in additional fee tolerance violations. (Initial/06/XX/2019)
                                                                                                                                                                                                                                                                                                                                                                 COMMENT: 2022/XX/05: Evidence of borrower's earlier e-consent was not included in the file. The earliest consent in the file was 06/XX/2019. Application date and earliest LE are dated 06/XX/2019.
3840791441 XXX       XXX       XXX       3        3       *** (OPEN) Income Docs Missing:: Borrower: XXX - EV3                                              *** (OPEN) Income Docs Missing:: Borrower: XXX                                                                  2           *** (OPEN) ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/04/XX/2018) - EV2               *** (OPEN) ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each B           B           Yes      Yes       Estimated  CA    5/XX/2018    Refinance     Primary     XXX        $XXX
                                                          *** (OPEN) Missing Document: Fraud Report not provided - EV3                                      COMMENT: 2023/XX/01: Require W2 for the year 2017 and 2016 and most recent YTD Pay Stub are missing.                        *** (OPEN) HELOC Fees Used For Testing: Truth in Lending Act (HELOC): Fees disclosed on Estimated HUD1 exceed those disclosed in HELOC Agreement. Fees from the Estimated HUD1 are used in any federal, state, and local high cost testing. - EV2                                                     valuation to applicant three (3) business days prior to consummation. (Type:Primary/04/XX/2018)                                                                                                                              HUD1
                                                          *** (OPEN) FEMA Disaster Issue: The subject property is located in a FEMA disaster that does not  *** (OPEN) FEMA Disaster Issue: The subject property is located in a FEMA disaster that does not have a                     *** (OPEN) RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List of Homeownership Counseling Organizations to borrower. - EV2                                                                             COMMENT: 2023/XX/01: Valuation Report was not provided to Borrower within 3 business days prior to Consummation.
                                                          have a declared end date. - EV1                                                                   declared end date.                                                                                                                                                                                                                                                                                                                                                                                                                *** (OPEN) HELOC Fees Used For Testing: Truth in Lending Act (HELOC): Fees disclosed on Estimated HUD1 exceed those disclosed in HELOC Agreement. Fees from the Estimated HUD1
                                                                                                                                                            COMMENT: 2023/XX/01: Require Post Disaster Inspection as per the FEMA the subject property is located in                                                                                                                                                                                                                                                                                                                          are used in any federal, state, and local high cost testing.
                                                                                                                                                            Disaster area and has disaster declaration date of XX/XX/XXXX.                                                                                                                                                                                                                                                                                                                                                                    COMMENT: 2023/XX/01: Final Closing Statement received is an Estimated and there is a mismatch of the Fees reflecting on Heloc Agreement and Closing Statement.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              *** (OPEN) RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List of Homeownership
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              Counseling Organizations to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              COMMENT: 2023/XX/01: The file was missing a copy of the Homeownership Counseling  disclosure.
3458956988 XXX       XXX       XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV1                                                                                                                                                             2           *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2                                                                                                                                                                                                                                                                                                            B           B           Yes      Yes       Final HUD1 GA    8/XX/2006    Purchase      Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                        *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 07/XX/2006. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
3727830027 XXX       XXX       XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                     2           *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 05/XX/2008 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                                                            B           B           No       Yes       HELOC      NJ    5/XX/2008    Refinance     Second Home XXX        $XXX
                                                                                                                                                                                                                                                                                        *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2                                                                                                                                                                                                                                                  Agreement
                                                                                                                                                                                                                                                                                        *** (OPEN) New Jersey Prepayment Penalty: New Jersey Prepayment Penalty:  No prepayment penalties are permissible in the state of New Jersey. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower. - EV2
3015189798 XXX       XXX       XXX       2        1       *** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most                                                                                                                   2           *** (OPEN) ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before       *** (OPEN) ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy   B           B           No       No                   FL    6/XX/2022    Purchase      Investment  XXX        $XXX                  N/A          N/A
                                                          recent FEMA disaster. - EV1                                                                                                                                                                                                   closing. (Client:11665/05/XX/2022) - EV2                                                                                                                                                                                                                                                              of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing. (Client:11665/05/XX/2022)
                                                                                                                                                                                                                                                                                        *** (OPEN) ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before       COMMENT: 2024/XX/04: Evidence that appraisal was provided before or at closing is missing.
                                                                                                                                                                                                                                                                                        closing. (Type:Primary/XX/XX/2022) - EV2                                                                                                                                                                                                                                                              *** (OPEN) ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing. (Type:Primary/XX/XX/2022)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              COMMENT: 2024/XX/04: Appraisal report dated 05/XX/2022 is missing evidence of receipt.
2760084589 XXX       XXX       XXX       2        1                                                                                                                                                                                                                         2           *** (OPEN) ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before                                                                                                                                                                                         B           B           Yes      No                   NC    12/XX/2020   Purchase      Primary     XXX        $XXX                  Temporary    Temporary
                                                                                                                                                                                                                                                                                        closing. (Type:Primary/12/XX/2020) - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    SHQM         SHQM
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    (GSE/Agency  (GSE/Agency
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Eligible)    Eligible)
3298873660 XXX       XXX       XXX       3                *** (OPEN) Missing Document: Missing Final 1003 - EV1                                                                                                                                                             3           *** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing Material: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3                                                                                                                                                                                                                                                                 D           D           Yes      No        Missing    SC    1/XX/2014    Refinance     UTD         XXX        $XXX
                                                                                                                                                                                                                                                                                        *** (OPEN) (Doc Error) Initial GFE not provided - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) (Missing Data) Missing Information to Determine Origination Channel: Unable to determine the origination channel based on the loan documents provided for review. The compliance review was performed with using the equivalent evaluation that would be considered for an Origination
                                                                                                                                                                                                                                                                                        Channel of Retail. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 01/XX/2014 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2013 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) RESPA -  Initial GFE Missing: RESPA: Initial GFE not provided to Borrower(s). - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) SAFE Act - Individual LO NMLS license status not approved: Unable to test Individual Loan Originator license status due to missing information. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) SAFE Act - Individual LO not licensed at time of application: Unable to test Loan Originator license due to missing information. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) SAFE Act - LO Company NMLS license status not approved: Unable to test LO company status due to missing information. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) SAFE Act - LO Company not licensed at time of application: Unable to test LO company NMLS license due to missing information. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Secure and Fair Enforcement for Mortgage Licensing Act:  Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) South Carolina Home Loan (Complaint Agency Disclosure Not Provided): South Carolina Home Loan: Borrower not provided with a document specifying the agency designated to receive complaints or inquiries about the origination and making of the loan. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) TIL-MDIA - Initial TIL Missing: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not provided to the borrower. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2
3547465186 XXX       XXX       XXX       3        3       *** (OPEN) Income documentation requirements not met. - EV3                                       *** (OPEN) Income documentation requirements not met.                                                           1                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                   A           A           No       No                   MN    7/XX/2019    Purchase      Investment  XXX        $XXX                  N/A          N/A
                                                          *** (OPEN) Verification(s) of employment is not within 10 business days of the Note.: Borrower:   COMMENT: 2023/XX/01: Verification of employment within 10 business days prior to  Note date not provided in
                                                          XXX // Employment Type: Employment / Income Type: Wages / Start Date: 09/XX/2016 - EV3            loan file.
                                                          *** (OPEN) Due diligence review based on non-origination guidelines (i.e. aggregator, seller). -  *** (OPEN) Verification(s) of employment is not within 10 business days of the Note.: Borrower: XXX //
                                                          EV2                                                                                               Employment Type: Employment / Income Type: Wages / Start Date: 09/XX/2016
                                                                                                                                                            COMMENT: 2023/XX/01: Verification of employment within 10 business days prior to  Note date not provided in loan file.
3203415311 XXX       XXX       XXX       3        3       *** (OPEN) Guideline Requirement: Combined loan to value discrepancy. - EV3                       *** (OPEN_UNABLE_TO_CLEAR) Miscellaneous Credit (Non-Material):                                                 3           *** (OPEN) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM does not match Due Diligence Loan Designation of Non QM. - EV3                                                                                                      *** (OPEN) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM does not match Due Diligence Loan Designation   C           C           Yes      No                   NJ    12/XX/2021   Refinance     Primary     XXX        $XXX                  Safe Harbor  Non QM
                                                          *** (OPEN) Guideline Requirement: Loan to value discrepancy. - EV3                                COMMENT: 2024/XX/11: Aged loan.                                                                                             *** (OPEN) QM DTI: Qualified Mortgage (Dodd-Frank 2014): Total Debt to Income Ratio exceeds 43% and the images do not provide evidence loan is eligible for purchase, guarantee or insurance by the appropriate agency. - EV3                                                                         of Non QM.                                                                                                                                                                                                                                                                                                            QM
                                                          *** (OPEN_UNABLE_TO_CLEAR) Miscellaneous Credit (Non-Material): - EV2                             *** (CLEARED) Income Docs Missing:: Borrower: XXX                                                                           *** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2                                                                                                                                                                             COMMENT: 2024/XX/08: The AUS result is Approved/Ineligible which makes the loan not agency salable.  Guidelines were not provided.  The loan closed 12/XX/21, but 2020 personal
                                                          *** (CLEARED) Borrower has un-audited YTD P&L and Account statements are not for latest two       COMMENT: 2024/XX/19: The loan closed 12/XX/21, but 2020 personal and business tax returns are missing.                      *** (OPEN) Self-Employed Tax Return Recency: Qualified Mortgage (Dodd-Frank 2014): Self Employed Tax Returns - The business or personal tax returns provided are not the most recent. Application Date 07/XX/2021,  Most Recent Tax Return End Date 12/XX/2019, Tax Return Due Date 03/XX/2021. (XXX  and business tax returns are missing.
                                                          months represented by the YTD P&L Statement.  (GSE COVID-19): Borrower: XXX // Employment Type:                                                                                                                               XXX/Partnership) - EV2                                                                                                                                                                                                                                                                                *** (OPEN) QM DTI: Qualified Mortgage (Dodd-Frank 2014): Total Debt to Income Ratio exceeds 43% and the images do not provide evidence loan is eligible for purchase, guarantee
                                                          Employment / Income Type: Partnership (>= 25%) / Start Date: 03/XX/2017 - EV1                                                                                                                                                 *** (OPEN) Self-Employed Tax Return Recency: Qualified Mortgage (Dodd-Frank 2014): Self Employed Tax Returns - The business or personal tax returns provided are not the most recent. Application Date 07/XX/2021,  Most Recent Tax Return End Date 12/XX/2019, Tax Return Due Date 03/XX/2021. (XXX  or insurance by the appropriate agency.
                                                          *** (CLEARED) Borrower has un-audited YTD P&L and does not have 2 months business Account                                                                                                                                     XXX/Partnership) - EV2                                                                                                                                                                                                                                                                                COMMENT: 2024/XX/08: The AUS result is Approved/Ineligible which makes the loan not agency salable.  Guidelines were not provided.  The loan closed 12/XX/21, but 2020 personal
                                                          statements. (GSE COVID-19): Borrower: XXX // Employment Type: Employment / Income Type:                                                                                                                                       *** (OPEN) Self-Employed Tax Return Recency - ATR: Ability to Repay (Dodd-Frank 2014): Self Employed Tax Returns - The business or personal tax returns provided are not the most recent. Application Date 07/XX/2021,  Most Recent Tax Return End Date 12/XX/2019, Tax Return Due Date 03/XX/2021.   and business tax returns are missing.
                                                          Partnership (>= 25%) / Start Date: 11/XX/2016 - EV1                                                                                                                                                                           (XXX XXX/Partnership) - EV2                                                                                                                                                                                                                                                                           *** (OPEN) Self-Employed Tax Return Recency: Qualified Mortgage (Dodd-Frank 2014): Self Employed Tax Returns - The business or personal tax returns provided are not the most
                                                          *** (CLEARED) Income Docs Missing:: Borrower: XXX - EV1                                                                                                                                                                       *** (OPEN) Self-Employed Tax Return Recency - ATR: Ability to Repay (Dodd-Frank 2014): Self Employed Tax Returns - The business or personal tax returns provided are not the most recent. Application Date 07/XX/2021,  Most Recent Tax Return End Date 12/XX/2019, Tax Return Due Date 03/XX/2021.   recent. Application Date 07/XX/2021,  Most Recent Tax Return End Date 12/XX/2019, Tax Return Due Date 03/XX/2021. (XXX XXX/Partnership)
                                                          *** (CLEARED) Un-audited P&L Statement provided.  Average monthly deposits on the business                                                                                                                                    (XXX XXX/Partnership) - EV2                                                                                                                                                                                                                                                                           COMMENT: 2024/XX/19: The AUS result is Approved/Ineligible which makes the loan not agency salable.  Guidelines were not provided.  The loan closed 12/XX/21, but 2020 personal
                                                          Account statements do not support the average monthly income on the YTD P&L Statement.  (GSE                                                                                                                                  *** (OPEN) TRID Final Closing Disclosure Non Escrow Costs Year 1 Underdisclosed - October 2018: TILA-RESPA Integrated Disclosure - Loan Disclosures: Non Escrowed Property Costs over Year 1 of $XXX on Final Closing Disclosure provided on 12/XX/2021 are underdisclosed. (Final/12/XX/2021) - EV2  and business tax returns are missing.
                                                          COVID-19): Borrower: XXX // Employment Type: Employment / Income Type: Partnership (>= 25%) /                                                                                                                                 *** (OPEN) TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $XXX exceeds tolerance of $XXX plus 10% or $XXX.  Insufficient or no cure was provided to the borrower. (0) - EV2             *** (OPEN) Self-Employed Tax Return Recency: Qualified Mortgage (Dodd-Frank 2014): Self Employed Tax Returns - The business or personal tax returns provided are not the most
                                                          Start Date: 03/XX/2017 - EV1                                                                                                                                                                                                  *** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - Wire /Funding/ Disbursement Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the     recent. Application Date 07/XX/2021,  Most Recent Tax Return End Date 12/XX/2019, Tax Return Due Date 03/XX/2021. (XXX XXX/Partnership)
                                                                                                                                                                                                                                                                                        borrower. (77190) - EV2                                                                                                                                                                                                                                                                               COMMENT: 2024/XX/19: The AUS result is Approved/Ineligible which makes the loan not agency salable.  Guidelines were not provided.  The loan closed 12/XX/21, but 2020 personal
                                                                                                                                                                                                                                                                                        *** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7506) - EV2        and business tax returns are missing.
                                                                                                                                                                                                                                                                                        *** (CLEARED) General Ability To Repay Provision Income and Assets - Partnership: Ability to Repay (Dodd-Frank 2014): Unable to verify Partnership income using reasonably reliable third-party records. (XXX XXX/Partnership) - EV1                                                                  *** (OPEN) Self-Employed Tax Return Recency - ATR: Ability to Repay (Dodd-Frank 2014): Self Employed Tax Returns - The business or personal tax returns provided are not the most
                                                                                                                                                                                                                                                                                        *** (CLEARED) General Ability To Repay Provision Income and Assets - Partnership: Ability to Repay (Dodd-Frank 2014): Unable to verify Partnership income using reasonably reliable third-party records. (XXX XXX/Partnership) - EV1                                                                  recent. Application Date 07/XX/2021,  Most Recent Tax Return End Date 12/XX/2019, Tax Return Due Date 03/XX/2021. (XXX XXX/Partnership)
                                                                                                                                                                                                                                                                                        *** (CLEARED) General Ability To Repay Provision Investor Guidelines Not Provided: Ability to Repay (Dodd-Frank 2014): Unable to determine ability to repay due to missing guidelines. Loan characteristics are DTI: 48.91447%, LTV/CLTV: 75.00000%/75.00000%, Credit Score: 722, Occupancy: Primary, COMMENT: 2024/XX/19: The application date is 07/XX/2021 and closing date is 12/XX/2021.  2020 tbusiness and personal ax returns were not provided.
                                                                                                                                                                                                                                                                                        Purpose: Refinance, Cash-out - Other - EV1                                                                                                                                                                                                                                                            *** (OPEN) Self-Employed Tax Return Recency - ATR: Ability to Repay (Dodd-Frank 2014): Self Employed Tax Returns - The business or personal tax returns provided are not the most
                                                                                                                                                                                                                                                                                        *** (CLEARED) NonQM ATR: Ability-to-Repay (Dodd-Frank 2014): General Ability-to-Repay requirements not satisfied. - EV1                                                                                                                                                                               recent. Application Date 07/XX/2021,  Most Recent Tax Return End Date 12/XX/2019, Tax Return Due Date 03/XX/2021. (XXX XXX/Partnership)
                                                                                                                                                                                                                                                                                        *** (CLEARED) Partnership Income Documentation Test: Qualified Mortgage (Dodd-Frank 2014): Self-employed income documentation not sufficient (Partnership). (XXX XXX/Partnership) - EV1                                                                                                               COMMENT: 2024/XX/19: The application date is 07/XX/2021 and closing date is 12/XX/2021.  2020 tbusiness and personal ax returns were not provided.
                                                                                                                                                                                                                                                                                        *** (CLEARED) Partnership Income Documentation Test: Qualified Mortgage (Dodd-Frank 2014): Self-employed income documentation not sufficient (Partnership). (XXX XXX/Partnership) - EV1                                                                                                               *** (OPEN) TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $XXX
                                                                                                                                                                                                                                                                                        *** (CLEARED) Self Employed Financial Strength: Qualified Mortgage (Dodd-Frank 2014): Financial strength of self-employed business reflects annual earnings that significantly decline over the analysis period. (XXX XXX/Partnership) - EV1                                                          exceeds tolerance of $XXX plus 10% or $XXX.  Insufficient or no cure was provided to the borrower. (0)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              COMMENT: 2024/XX/11: 10% tolerance was exceeded by $XXX due to increase of Recording Fee. $XXX No valid COC provided, nor evidence of cure in file.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              *** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - Wire
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              /Funding/ Disbursement Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (77190)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              COMMENT: 2024/XX/11: Title - Wire /Funding/ Disbursement Fee was last disclosed as $XXX on LE but disclosed as $XXX on Final Closing Disclosure. File does not contain a valid
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              COC for this fee, nor evidence of cure in file.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              *** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee.  Fee
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7506)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              COMMENT: 2024/XX/11: Appraisal Fee was last disclosed as $XXX on LE but disclosed as $XXX on Final Closing Disclosure. File does not contain a valid COC for this fee, nor evidence of cure in file.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              *** (CLEARED) General Ability To Repay Provision Income and Assets - Partnership: Ability to Repay (Dodd-Frank 2014): Unable to verify Partnership income using reasonably reliable third-party records. (XXX XXX/Partnership)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              COMMENT: 2024/XX/19: The AUS result is Approved/Ineligible which makes the loan not agency salable.  Guidelines were not provided.  The loan closed 12/XX/21, but 2020 personal and business tax returns are missing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              *** (CLEARED) General Ability To Repay Provision Income and Assets - Partnership: Ability to Repay (Dodd-Frank 2014): Unable to verify Partnership income using reasonably reliable third-party records. (XXX XXX/Partnership)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              COMMENT: 2024/XX/19: The AUS result is Approved/Ineligible which makes the loan not agency salable.  Guidelines were not provided.  The loan closed 12/XX/21, but 2020 personal and business tax returns are missing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              *** (CLEARED) General Ability To Repay Provision Investor Guidelines Not Provided: Ability to Repay (Dodd-Frank 2014): Unable to determine ability to repay due to missing guidelines. Loan characteristics are DTI: 48.91447%, LTV/CLTV: 75.00000%/75.00000%, Credit Score: 722, Occupancy: Primary, Purpose: Refinance, Cash-out - Other
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              COMMENT: 2024/XX/19: The AUS result is Approved/Ineligible which makes the loan not agency salable.  Guidelines were not provided.  The loan closed 12/XX/21, but 2020 personal and business tax returns are missing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              *** (CLEARED) NonQM ATR: Ability-to-Repay (Dodd-Frank 2014): General Ability-to-Repay requirements not satisfied.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              COMMENT: 2024/XX/19: The AUS result is Approved/Ineligible which makes the loan not agency salable.  Guidelines were not provided.  The loan closed 12/XX/21, but 2020 personal and business tax returns are missing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              *** (CLEARED) Partnership Income Documentation Test: Qualified Mortgage (Dodd-Frank 2014): Self-employed income documentation not sufficient (Partnership). (XXX XXX/Partnership)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              COMMENT: 2024/XX/19: The AUS result is Approved/Ineligible which makes the loan not agency salable.  Guidelines were not provided.  The loan closed 12/XX/21, but 2020 personal and business tax returns are missing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              *** (CLEARED) Partnership Income Documentation Test: Qualified Mortgage (Dodd-Frank 2014): Self-employed income documentation not sufficient (Partnership). (XXX XXX/Partnership)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              COMMENT: 2024/XX/19: The AUS result is Approved/Ineligible which makes the loan not agency salable.  Guidelines were not provided.  The loan closed 12/XX/21, but 2020 personal and business tax returns are missing.
3253081386 XXX       XXX       XXX       2        2       *** (OPEN_UNABLE_TO_CLEAR) Miscellaneous Credit (Non-Material): - EV2                             *** (OPEN_UNABLE_TO_CLEAR) Miscellaneous Credit (Non-Material):                                                 2           *** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing. - EV2                                                                  *** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction  B           B           Yes      No                   TX    8/XX/2022    Purchase      Primary     XXX        $XXX                  Non QM       Non QM
                                                                                                                                                            COMMENT: 2024/XX/02: S&D Reason: Inconsistencies with reported income and income documentation to support.                                                                                                                                                                                                                                                                                                                        Date used to determine rate used for testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              COMMENT: 2024/XX/29: File is missing the Initial Rate Lock. Upon receipt of the missing  Initial Rate Lock, additional conditions may apply.
3019435328 XXX       XXX       XXX       2                *** (OPEN) Final Title Policy is missing.  No evidence of title was found in file. - EV1                                                                                                                          2           *** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2                                                                                                                                                                                                                                                                                                                                                               B           B           Yes      Yes       Final HUD1 FL    7/XX/2005    Refinance     Primary     XXX        $XXX
2767166367 XXX       XXX       XXX       3                                                                                                                                                                                                                                  3           *** (OPEN) Missing Final HUD-1:  Estimated HUD-1 Used For Fee Testing Material: Missing Final HUD-1:  Estimated HUD-1 used for any applicable Federal, State or Local compliance testing. - EV3                                                                                                       *** (OPEN) (Doc Error) TIL Error: Final TIL not signed by all required parties                                                                                                    D           D           Yes      Yes       Estimated  SC    3/XX/2007    Purchase      Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                        *** (OPEN) (Doc Error) TIL Error: Final TIL not signed by all required parties - EV2                                                                                                                                                                                                                  COMMENT: 2023/XX/13: TIL appears to be final but not signed nor initialed by borrower.                                                                                                                                       HUD1
                                                                                                                                                                                                                                                                                        *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Prepaid Interest From Date from HUD-1 or final closing disclosure of 03/XX/2007 used as disbursement date for compliance testing. - EV2                                        *** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
                                                                                                                                                                                                                                                                                        *** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2                                                                                                                                           COMMENT: 2023/XX/13: TIL in file indicated to be final, expected funding date same as disbursement and/or note date but is not signed or dated by borrower so cannot confirm that
                                                                                                                                                                                                                                                                                        *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2                     borrower received.
                                                                                                                                                                                                                                                                                        *** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: Unable to test Affiliated Business Disclosure due to missing information. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) South Carolina Home Loan (Complaint Agency Disclosure Not Provided): South Carolina Home Loan: Borrower not provided with a document specifying the agency designated to receive complaints or inquiries about the origination and making of the loan. - EV2
3013347720 XXX       XXX       XXX       2                *** (OPEN_UNABLE_TO_CLEAR) Miscellaneous Credit (Non-Material): - EV2                             *** (OPEN_UNABLE_TO_CLEAR) Miscellaneous Credit (Non-Material):                                                 2           *** (OPEN) (TX50(a)(6)) Texas Cash-out Loan  (Previous loan refinanced within twelve (12) month period of consummation): Texas Constitution Section 50(a)(6): Unable to test refinance within twelve (12) month period due to missing documentation. - EV2                                                                                                                                                                                                                              B           B           Yes      Yes       Final HUD1 TX    8/XX/2007    Refinance     Primary     XXX        $XXX
                                                          *** (CANCELLED) Credit Exception: - EV1                                                           COMMENT: 2024/XX/05: Known loan defect:  Missing Final Application, appraisal, and Final Approval (1008).                   *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Prepaid Interest From Date from HUD-1 or final closing disclosure of 08/XX/2007 used as disbursement date for compliance testing. - EV2
                                                          *** (OPEN_UNABLE_TO_CLEAR) Missing Document: Missing Final 1003 - EV1                             *** (CANCELLED) Credit Exception:                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                            COMMENT: 2024/XX/05: Known loan defect.  Missing Final Application and Final Approval.
3417668086 XXX       XXX       XXX       2                *** (OPEN) FHA - Informed Consumer Choice Disclosure was not provided to borrower within 3                                                                                                                        2           *** (OPEN) Massachusetts Mortgage Lender and Broker Regulation (Ability to Repay not Verified): Massachusetts Mortgage Lender and Broker Regulation:  File does not contain evidence that analysis of borrower's ability to repay was performed based on verified income, obligations, assets, and/or                                                                                                                                                                                   B           B           Yes      Yes       Final HUD1 MA    7/XX/2009    Refinance     Primary     XXX        $XXX
                                                          business days of the loan application.: Disclosure: FHA - Informed Consumer Choice Disclosure                                                                                                                                 employment using PITI payment based on fully indexed rate and fully amortizing payment, if applicable - EV2
                                                          (Government Documents) - EV3
                                                          *** (OPEN) Missing Document: FHA Case Number Assignment not provided - EV3
3444985451 XXX       XXX       XXX       2                                                                                                                                                                                                                                  2           *** (OPEN) (Doc Error) TIL Error: Borrower signature not dated. - EV2                                                                                                                                                                                                                                 *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the       B           B           Yes      Yes       Final HUD1 WI    11/XX/2004   Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                        *** (OPEN) (Doc Error) TIL Error: Final TIL not signed by all required parties - EV2                                                                                                                                                                                                                  amount of $XXX.
                                                                                                                                                                                                                                                                                        *** (OPEN) ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2                                                                                                                                                                  COMMENT: 2024/XX/15: Unable to determine under disclosure due to missing Itemization of Amount Financed.
                                                                                                                                                                                                                                                                                        *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Prepaid Interest From Date from HUD-1 or final closing disclosure of 11/XX/2004 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinance by a creditor that is not considered the original creditor. The H-9 form was used, the H-8 form should have been used. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements. - EV2
3220952314 XXX       XXX       XXX       2                *** (OPEN) FHA Informed  Consumer Choice Disclosure is missing.: Disclosure: FHA - Informed                                                                                                                       2           *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Prepaid Interest From Date from HUD-1 or final closing disclosure of 06/XX/2006 used as disbursement date for compliance testing. - EV2                                        *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the       B           B           Yes      Yes       Final HUD1 IL    6/XX/2006    Refinance     Primary     XXX        $XXX
                                                          Consumer Choice Disclosure (Government Documents) - EV3                                                                                                                                                                       *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2                                                                                                     amount of $XXX.
                                                          *** (OPEN) Missing Document: FHA Mortgage Insurance Certificate not provided - EV3                                                                                                                                            *** (OPEN) TIL APR Tolerance Irregular Transaction: Truth In Lending Act: Final TIL APR of 7.08600% is underdisclosed from calculated APR of 7.35993% outside of 0.250% tolerance. - EV2                                                                                                              COMMENT: 2024/XX/15: Finance charge under disclosed due to Final TIL did not include the Mortgage insurance, however Actual payment stream it's mentioned the MI.
3662934107 XXX       XXX       XXX       2                                                                                                                                                                                                                                  2           *** (OPEN) ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information. - EV2                                                                                                                                                                                                                                                                                                                        B           B           Yes      Yes       Final HUD1 TX    7/XX/2006    Purchase      Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                        *** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
3215686081 XXX       XXX       XXX       2                *** (OPEN) Missing Document: Flood Certificate not provided - EV1                                                                                                                                                 2           *** (OPEN) (Missing Data) Flood Hazard Zone: Federal Compliance - (Missing Data) Flood Hazard Zone: Special Flood Hazard Zone indicator was not provided. The applicable flood zone related testing cannot be performed. - EV2                                                                        *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the       B           B           Yes      Yes       Final HUD1 NC    5/XX/2007    Refinance     Primary     XXX        $XXX
                                                          *** (OPEN) Missing Document: Missing Final 1003 - EV1                                                                                                                                                                         *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 05/XX/2007 used as disbursement date for compliance testing. - EV2                                                                               amount of $XXX.
                                                                                                                                                                                                                                                                                        *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2                                                                                                     COMMENT: 2019/XX/20: DSI
                                                                                                                                                                                                                                                                                        *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2007 which is 0 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 05/XX/2007. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 05/XX/2007, prior to three (3) business days from transaction date of 05/XX/2007. - EV2
2918042607 XXX       XXX       XXX       1                *** (OPEN) Title: Evidence of title is missing - EV3                                                                                                                                                              1                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                   A           A           Yes      Yes       Final HUD1 NJ    6/XX/2003    Refinance     Primary     XXX        $XXX
                                                          *** (OPEN) Missing Document: Missing Final 1003 - EV1
3726344776 XXX       XXX       XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV1                                                                                                                                                             2           *** (OPEN) (Doc Error) Initial GFE not provided - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                   B           B           Yes      Yes       Final HUD1 CT    11/XX/2008   Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                        *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 5/XX/2008. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
3725113517 XXX       XXX       XXX       3                *** (OPEN) Missing Document: Missing Final 1003 - EV1                                                                                                                                                             3           *** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3                                                                                                                                                                                                                                                                          D           D           Yes      No        Missing    SC    7/XX/2007    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                        *** (OPEN) (Doc Error) Initial GFE not provided - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 07/XX/2007 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2007 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) South Carolina Home Loan (Complaint Agency Disclosure Not Provided): South Carolina Home Loan: Borrower not provided with a document specifying the agency designated to receive complaints or inquiries about the origination and making of the loan. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
3128616743 XXX       XXX       XXX       1                *** (OPEN) Missing Document: FHA Mortgage Insurance Certificate not provided - EV3                                                                                                                                1                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                   A           A           Yes      Yes       Final HUD1 IL    5/XX/2008    Refinance     Primary     XXX        $XXX
2858129842 XXX       XXX       XXX       3                *** (OPEN) Missing Document: Missing Final 1003 - EV1                                                                                                                                                             3           *** (OPEN) Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee Testing Material: Missing Final HUD-1:  HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing. - EV3                                                                                                                                                                                                                                                                 D           D           Yes      Yes       HUD1, not  NY    10/XX/2003   Refinance     UTD         XXX        $XXX
                                                                                                                                                                                                                                                                                        *** (OPEN) (Doc Error) Initial GFE not provided - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                                                              signed or
                                                                                                                                                                                                                                                                                        *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2                                                                                                                                                                                                                                                  stamped
                                                                                                                                                                                                                                                                                        *** (OPEN) New York Late Charge Percent Testing: New York Late Charge: Note late charge percent of 6.00000% exceeds the state maximum of 2%. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) New York Prepayment Penalty: New York Prepayment Penalty: Maximum prepay term allowed on a loan with an interest rate greater than 6% is 12 months.  Loan with an interest rate of 6.50000% contracts for a prepay term of 24 months, which exceeds max allowable.  Prepay language states prepay will not exceed maximum permitted by applicable law. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2
3598311362 XXX       XXX       XXX       3        3       *** (OPEN) Hazard Insurance policy does not list Lender or Servicer and its successors and        *** (OPEN) Insufficient Coverage: Hazard insurance coverage amount is insufficient.                             2           *** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing. - EV2                                                                  *** (OPEN) TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business    B           B           Yes      No                   CO    4/XX/2018    Refinance     Primary     XXX        $XXX                  Temporary    Temporary
                                                          assigns, per guideline requirements. - EV3                                                        COMMENT: 2022/XX/05: Hazard coverage of $XXX is sufficient to cover the mortgage amount of $XXX however                     *** (OPEN) TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (Initial/04/XX/2018) - EV2                                                                      days prior to closing. (Initial/04/XX/2018)                                                                                                                                                                                                                                                                           SHQM         SHQM
                                                          *** (OPEN) Insufficient Coverage: Hazard insurance coverage amount is insufficient. - EV3         insufficient to cover the estimated cost new of $XXX.  Please provide a letter from the Insurer stating the                 *** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7200) - EV2 COMMENT: 2022/XX/03: Evidence of earlier receipt was missing from the file                                                                                                                                                                                                                                            (GSE/Agency  (GSE/Agency
                                                          *** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most   maximum insurable amount and/or a replacement costs estimator from the insurer.                                                                                                                                                                                                                                                                                                                                                   *** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount                                                                                                                                            Eligible)    Eligible)
                                                          recent FEMA disaster. - EV1                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Points.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7200)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              COMMENT: 2022/XX/03: Loan discount fee increased from $XXX to $XXX with a valid COC or cure provided.
3252102252 XXX       XXX       XXX       2        1       *** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most                                                                                                                   2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2017 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2                     *** (OPEN) Notice of Special Flood Hazard Disclosure Not Provided Timely: FDPA Notification Rule: Creditor did not provide a Notice of Special Flood Hazard Disclosure within a   B           B           Yes      No                   NY    1/XX/2018    Purchase      Primary     XXX        $XXX                  Temporary    Temporary
                                                          recent FEMA disaster. - EV1                                                                                                                                                                                                   *** (OPEN) New York Late Charge Percent Testing: New York Late Charge: Note late charge percent of 5.00000% exceeds the state maximum of 2%. - EV2                                                                                                                                                    reasonable time prior to closing.                                                                                                                                                                                                                                                                                     SHQM         SHQM
                                                                                                                                                                                                                                                                                        *** (OPEN) NMLS - Missing Evidence of Initial Loan Application Date: Truth in Lending Act (NMLSR Dodd- Frank 2014): Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date. - EV2                                                     COMMENT: 2022/XX/17: Notice of Special Flood Hazard Disclosure Not Provided Timely                                                                                                                                                                                                                                    (GSE/Agency  (GSE/Agency
                                                                                                                                                                                                                                                                                        *** (OPEN) Notice of Special Flood Hazard Disclosure Not Provided Timely: FDPA Notification Rule: Creditor did not provide a Notice of Special Flood Hazard Disclosure within a reasonable time prior to closing. - EV2                                                                               *** (OPEN) RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing                                                                                                                                           Eligible)    Eligible)
                                                                                                                                                                                                                                                                                        *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application    requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                        due to missing information. - EV2                                                                                                                                                                                                                                                                     COMMENT: 2022/XX/17: RESPA Disclosure - List of Homeownership Counseling List Status
                                                                                                                                                                                                                                                                                        *** (OPEN) RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2                                                          *** (OPEN) TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business
                                                                                                                                                                                                                                                                                        *** (OPEN) TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (Initial/01/XX/2018) - EV2                                                                      days prior to closing. (Initial/01/XX/2018)
                                                                                                                                                                                                                                                                                        *** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV1                                                                                                                                                                                                                                      COMMENT: 2022/XX/17: TRID Initial CD Timing without waiver
3306971475 XXX       XXX       XXX       1        1                                                                                                                                                                                                                         1                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                   A           A           Yes      No                   OH    8/XX/2016    Purchase      Primary     XXX        $XXX                  Temporary    Temporary
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    SHQM         SHQM
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    (GSE/Agency  (GSE/Agency
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Eligible)    Eligible)
3009968768 XXX       XXX       XXX       2                                                                                                                                                                                                                                  2           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2                                                                                                                                                                                               B           B           Yes      Yes       Final HUD1 WI    2/XX/2012    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                        *** (OPEN) SAFE Act - Individual LO not licensed at time of application: Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator not NMLS licensed or registered at time of application. - EV2
3518967581 XXX       XXX       XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV1                                                                                                                                                             2           *** (OPEN) RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet. - EV2                                                                                                                                                                                                                                                                                                                                  B           B           No       Yes       Final HUD1 MN    6/XX/2012    Purchase      Primary     XXX        $XXX
3674518733 XXX       XXX       XXX       2                                                                                                                                                                                                                                  2           *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2                                                                                                     *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the       B           B           Yes      Yes       Final HUD1 UT    2/XX/2013    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                        *** (OPEN) RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges. - EV2                                                         amount of $XXX.
                                                                                                                                                                                                                                                                                        *** (OPEN) RESPA (2010) - 10% Tolerance With Cure: RESPA (2010): 10% tolerance violation with evidence of cure provided on Final HUD-1. - EV2                                                                                                                                                         COMMENT: 2022/XX/25: TIL Itemization did not disclose $XXX Document Signing Fee as a prepaid finance charge.
3321854262 XXX       XXX       XXX       1                                                                                                                                                                                                                                  1                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                   A           A           No       Yes       Final HUD1 AZ    4/XX/2003    Purchase      Primary     XXX        $XXX
2846203254 XXX       XXX       XXX       2        1                                                                                                                                                                                                                         2           *** (OPEN) Maryland Counseling Agencies Disclosure Not in File: Maryland HB1399 - No evidence of counseling agencies list per Maryland HB 1399. - EV2                                                                                                                                                 *** (OPEN) Maryland Counseling Agencies Disclosure Not in File: Maryland HB1399 - No evidence of counseling agencies list per Maryland HB 1399.                                   B           B           Yes      No                   MD    6/XX/2018    Refinance     Primary     XXX        $XXX                  Temporary    Temporary
                                                                                                                                                                                                                                                                                        *** (OPEN) Maryland Mortgage Lending Regulations (Tangible Net Benefit Worksheet Not Provided): Maryland Mortgage Lending Regulations: Net Tangible Benefit Worksheet not provided to borrower. - EV2                                                                                                 COMMENT: 2022/XX/01: Missing the Maryland HB 1399                                                                                                                                                                                                                                                                     SHQM         SHQM
                                                                                                                                                                                                                                                                                        *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2018 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2                     *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2018 which is 1                                                                                                                                      (GSE/Agency  (GSE/Agency
                                                                                                                                                                                                                                                                                        *** (OPEN) NMLS - Missing Evidence of Initial Loan Application Date: Truth in Lending Act (NMLSR Dodd- Frank 2014): Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date. - EV2                                                     months prior to consummation. A lookback was performed to determine this application date.                                                                                                                                                                                                                            Eligible)    Eligible)
                                                                                                                                                                                                                                                                                        *** (OPEN) RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2                                                          COMMENT: 2022/XX/01: Initial loan application found in file is the broker's application date.
                                                                                                                                                                                                                                                                                        *** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Reinspection Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7552) - EV2     *** (OPEN) RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              COMMENT: 2022/XX/01: Missing initial lender's loan application.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              *** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Reinspection Fee.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7552)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              COMMENT: 2022/XX/01: Unable to locate a valid change of circumstance letter or cure to support in 0% tolerance fee for Reinspection fee from $XXX to $XXX.
3273188947 XXX       XXX       XXX       2                                                                                                                                                                                                                                  2           *** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing. - EV2                                                                                                                                                                                                                                                    B           B           No       Yes       Final HUD1 PA    4/XX/2011    Purchase      Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                        *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 04/XX/2011 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2011 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) RESPA (2010) - Written Service Provider List Missing: RESPA (2010):  Borrower not provided with list of service providers. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Secure and Fair Enforcement for Mortgage Licensing Act:  Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
3418032744 XXX       XXX       XXX       3        3       *** (OPEN) Insufficient Coverage: Hazard insurance coverage amount is insufficient. - EV3         *** (OPEN) Insufficient Coverage: Hazard insurance coverage amount is insufficient.                             2           *** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing. - EV2                                                                  *** (OPEN) TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business    B           B           Yes      No                   MN    9/XX/2016    Refinance     Primary     XXX        $XXX                  Temporary    Temporary
                                                                                                                                                            COMMENT: 2023/XX/07: Using the coverage listed on the insurance binder, the coverage shortage is $XXX.                      *** (OPEN) Minnesota Tangible Net Benefit Test: Minnesota Residential Mortgage Originator and Servicer Licensing Act: Unable to determine if mortgage loan provides a tangible net benefit to the borrower due to missing prior loan information. - EV2                                               days prior to closing. (Initial/XX/XX/2016)                                                                                                                                                                                                                                                                           SHQM         SHQM
                                                                                                                                                                                                                                                                                        *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2             COMMENT: 2023/XX/07: The initial closing disclosure dated 09/XX/2016 was not signed or dated.  No evidence the borrower received the disclosure at least three business days                                                                                                                                          (GSE/Agency  (GSE/Agency
                                                                                                                                                                                                                                                                                        *** (OPEN) TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (Initial/XX/XX/2016) - EV2                                                                      prior to closing on 09/XX/2016.                                                                                                                                                                                                                                                                                       Eligible)    Eligible)
                                                                                                                                                                                                                                                                                        *** (OPEN) TRID Lender Credit Tolerance Violation: TILA-RESPA Integrated Disclosure: Zero Percent Tolerance exceeded for Lender Credits. Final Lender Credit of $XXX  is less than amount of binding Lender Credit previously disclosed in the amount of -$XXX. (9300) - EV2                          *** (OPEN) TRID Lender Credit Tolerance Violation: TILA-RESPA Integrated Disclosure: Zero Percent Tolerance exceeded for Lender Credits. Final Lender Credit of $XXX  is less
                                                                                                                                                                                                                                                                                        *** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for 203K Supplemental Origination Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. than amount of binding Lender Credit previously disclosed in the amount of -$XXX. (9300)
                                                                                                                                                                                                                                                                                        (7305) - EV2                                                                                                                                                                                                                                                                                          COMMENT: 2023/XX/07: The zero percent Tolerance Fee for the lender credit disclosed on the loan estimate at -$XXX however, it is indicated on the final closing disclosure in the amount of $XXX.  There is no valid change of circumstance in the file, and a sufficient cure was not provided by the Lender.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              *** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for 203K Supplemental
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              Origination Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7305)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              COMMENT: 2023/XX/07: The zero percent Tolerance Fee for the supplemental origination fee disclosed on the loan estimate at $XXX however, it is indicated on the final closing disclosure in the amount of $XXX.  There is no valid change of circumstance in the file, and a sufficient cure was not provided by the Lender.
3602220131 XXX       XXX       XXX       2                                                                                                                                                                                                                                  2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2010 which is 0 months prior to consummation. A lookback was performed to determine this application date. - EV2                                                                                                                                                                                                       B           B           No       Yes       Final HUD1 FL    6/XX/2010    Purchase      Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                        *** (OPEN) RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
3048201894 XXX       XXX       XXX       2                                                                                                                                                                                                                                  2           *** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing. - EV2                                                                                                                                                                                                                                                    B           B           Yes      Yes       Final HUD1 NY    1/XX/2008    Purchase      Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                        *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
2781029550 XXX       XXX       XXX       1                                                                                                                                                                                                                                  1                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                   A           A           Yes      Yes       Final HUD1 MD    10/XX/2006   Refinance     Primary     XXX        $XXX
3013720047 XXX       XXX       XXX       3        3       *** (OPEN) Missing Document: Flood Insurance Policy not provided - EV3                                                                                                                                            2           *** (OPEN) Flood Insurance Policy Missing: The subject property is in a flood zone, evidence of flood insurance was not provided/obtained. Failure to obtain and disclose required insurance may result in additional federal and/or state compliance violations. - EV2                                                                                                                                                                                                                 B           B           Yes      No                   FL    6/XX/2019    Purchase      Primary     XXX        $XXX                  Temporary    Temporary
                                                          *** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           SHQM         SHQM
                                                          recent FEMA disaster. - EV1                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               (GSE/Agency  (GSE/Agency
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Eligible)    Eligible)
3081384502 XXX       XXX       XXX       1                                                                                                                                                                                                                                  1                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                   A           A           No       Yes       Final HUD1 PA    10/XX/2003   Purchase      Primary     XXX        $XXX
3800427722 XXX       XXX       XXX       1                                                                                                                                                                                                                                  1                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                   A           A           No       Yes       Final HUD1 TN    6/XX/1994    Purchase      Primary     XXX        $XXX
2770532034 XXX       XXX       XXX       2        1       *** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most                                                                                                                   2           *** (OPEN) TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (Initial/08/XX/2016) - EV2                                                                      *** (OPEN) TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business    B           B           Yes      No                   NJ    9/XX/2016    Purchase      Primary     XXX        $XXX                  Temporary    Temporary
                                                          recent FEMA disaster. - EV1                                                                                                                                                                                                   *** (CURED) TRID Ten Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $XXX exceeds tolerance of $XXX plus 10% or $XXX.  Sufficient or excess cure was provided to the borrower at Closing. days prior to closing. (Initial/08/XX/2016)                                                                                                                                                                                                                                                                           SHQM         SHQM
                                                                                                                                                                                                                                                                                        (0) - EV1                                                                                                                                                                                                                                                                                             COMMENT: 2024/XX/27: Closing Disclosure not provided to Borrower at least three 3 business days prior to closing                                                                                                                                                                                                      (GSE/Agency  (GSE/Agency
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Eligible)    Eligible)
3115538854 XXX       XXX       XXX       2                                                                                                                                                                                                                                  2           *** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2                                                                                                                                                                                                                                                                                                                                                               B           B           No       Yes       Final HUD1 AL    12/XX/2012   Purchase      Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                        *** (OPEN) RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2
3352445072 XXX       XXX       XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                     2           *** (OPEN) (Doc Error) Initial GFE not provided - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                   B           B           Yes      Yes       Final HUD1 PA    4/XX/2008    Refinance     Primary     XXX        $XXX
                                                          *** (OPEN) Missing Document: Appraisal not provided - EV3                                                                                                                                                                     *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 04/XX/2008 used as disbursement date for compliance testing. - EV2
                                                          *** (OPEN) Missing Document: Missing Final 1003 - EV1                                                                                                                                                                         *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Unable to determine if Notice of Right to Cancel was executed on the proper Model Form. The H-9 form was used instead of the H-8 form, however, the loan file does not contain evidence that the refinance was by the original creditor. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Right of Rescission Timing - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 04/XX/2008, prior to three (3) business days from transaction date of 04/XX/2008. - EV2
3273475715 XXX       XXX       XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                     2           *** (OPEN) (Doc Error) Initial GFE not provided - EV2                                                                                                                                                                                                                                                 *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the       B           B           Yes      Yes       Final HUD1 FL    4/XX/2008    Refinance     Primary     XXX        $XXX
                                                          *** (OPEN) Missing Document: Appraisal not provided - EV3                                                                                                                                                                     *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 04/XX/2008 used as disbursement date for compliance testing. - EV2                                                                               amount of $XXX.
                                                          *** (OPEN) Missing Document: Missing Final 1003 - EV1                                                                                                                                                                         *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                COMMENT: 2022/XX/22: Disclosed payment on Note of $XXX does not correspond with the loan amount, loan term, and interest rate on the loan.
                                                                                                                                                                                                                                                                                        *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Unable to determine if Notice of Right to Cancel was executed on the proper Model Form. The H-9 form was used instead of the H-8 form, however, the loan file does not contain evidence that the refinance was by the original creditor. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Right of Rescission Timing - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 04/XX/2008, prior to three (3) business days from transaction date of 04/XX/2008. - EV2
3847728935 XXX       XXX       XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                     2           *** (OPEN) (Doc Error) Initial GFE not provided - EV2                                                                                                                                                                                                                                                 *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the       B           B           Yes      Yes       Final HUD1 FL    11/XX/2007   Refinance     Primary     XXX        $XXX
                                                          *** (OPEN) Missing Document: Appraisal not provided - EV3                                                                                                                                                                     *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 11/XX/2007 used as disbursement date for compliance testing. - EV2                                                                               amount of $XXX.
                                                          *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following                                                                                                                                 *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                COMMENT: 2022/XX/05: Disclosed payment on Note of $XXX does not correspond with the loan amount, loan term, and interest rate on the loan.
                                                          clauses: - EV2                                                                                                                                                                                                                *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2
                                                          *** (OPEN) Missing Document: Missing Final 1003 - EV1                                                                                                                                                                         *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Right of Rescission Timing - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 11/XX/2007, prior to three (3) business days from transaction date of 11/XX/2007. - EV2
3111106693 XXX       XXX       XXX       1        1                                                                                                                                                                                                                         1                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                   A           A           Yes      No                   KY    7/XX/2020    Purchase      Primary     XXX        $XXX                  Temporary    Temporary
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    SHQM         SHQM
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    (GSE/Agency  (GSE/Agency
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Eligible)    Eligible)
3229413211 XXX       XXX       XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                     2           *** (OPEN) (Doc Error) Initial GFE not provided - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                   B           B           Yes      Yes       Final HUD1 GA    3/XX/2007    Refinance     Primary     XXX        $XXX
                                                          *** (OPEN) Missing Document: Appraisal not provided - EV3                                                                                                                                                                     *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                          *** (OPEN) Missing Document: Missing Final 1003 - EV1                                                                                                                                                                         *** (OPEN) Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Unable to determine if Notice of Right to Cancel was executed on the proper Model Form. The H-9 form was used instead of the H-8 form, however, the loan file does not contain evidence that the refinance was by the original creditor. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Right of Rescission Timing - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements. - EV2
3714225470 XXX       XXX       XXX       2                *** (OPEN) Missing Document: Appraisal not provided - EV3                                                                                                                                                         2           *** (OPEN) (Doc Error) Initial GFE not provided - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                   B           B           Yes      Yes       Final HUD1 PA    1/XX/2007    Refinance     Primary     XXX        $XXX
                                                          *** (OPEN) Missing Document: Missing Final 1003 - EV1                                                                                                                                                                         *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 01/XX/2007 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
2827671980 XXX       XXX       XXX       2        1       *** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most                                                                                                                   2           *** (OPEN) ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/02/XX/2019) - EV2               *** (OPEN) ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each B           B           Yes      No                   NY    4/XX/2019    Refinance     Primary     XXX        $XXX                  Temporary    Temporary
                                                          recent FEMA disaster. - EV1                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         valuation to applicant three (3) business days prior to consummation. (Type:Primary/02/XX/2019)                                                                                                                                                                                                                       SHQM         SHQM
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              COMMENT: 2024/XX/28: Appraisal report dated 02/XX/2019 missing evidence of receipt.                                                                                                                                                                                                                                   (GSE/Agency  (GSE/Agency
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Eligible)    Eligible)
3608693062 XXX       XXX       XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                     2           *** (OPEN) (Doc Error) Initial GFE not provided - EV2                                                                                                                                                                                                                                                 *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the       B           B           Yes      Yes       Final HUD1 FL    8/XX/2006    Refinance     Primary     XXX        $XXX
                                                          *** (OPEN) Missing Document: Appraisal not provided - EV3                                                                                                                                                                     *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 08/XX/2006 used as disbursement date for compliance testing. - EV2                                                                               amount of $XXX.
                                                          *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following                                                                                                                                 *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                COMMENT: 2022/XX/05: Disclosed payment of $XXX on Note does not correspond with the loan amount, loan term, and interest rate on the loan.
                                                          clauses: - EV2                                                                                                                                                                                                                *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2
                                                          *** (OPEN) Missing Document: Missing Final 1003 - EV1                                                                                                                                                                         *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 08/XX/2006, prior to three (3) business days from transaction date of 08/XX/2006. - EV2
3408058726 XXX       XXX       XXX       3        1                                                                                                                                                                                                                         3           *** (OPEN) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due Diligence Loan Designation of Safe Harbor QM. - EV3                                                                        *** (OPEN) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due        B           C           Yes      No                   NV    9/XX/2016    Purchase      Primary     XXX        $XXX                  Temporary    Safe Harbor
                                                                                                                                                                                                                                                                                        *** (OPEN) ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/09/XX/2016) - EV2               Diligence Loan Designation of Safe Harbor QM.                                                                                                                                                                                                                                                                         SHQM         QM
                                                                                                                                                                                                                                                                                        *** (OPEN) RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List of Homeownership Counseling Organizations to borrower. - EV2                                                                             COMMENT: 2024/XX/21: The loan was manually underwritten with an origination loan designation of Temp Safe Harbor QM, which does not match the Due Diligence Loan Designation of                                                                                                                                       (GSE/Agency
                                                                                                                                                                                                                                                                                        *** (OPEN) TRID Final Closing Disclosure Property Taxes Included In Escrow: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on 09/XX/2016 incorrectly disclosed whether property taxes are included in escrow. (Final/09/XX/2016) - EV2                      Safe Harbor QM.                                                                                                                                                                                                                                                                                                       Eligible)
                                                                                                                                                                                                                                                                                        *** (OPEN) TRID Final Closing Disclosure Will Have Escrow -  Monthly Escrow Payment Underdisclosed Test: TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on 09/XX/2016 disclosed the Monthly Escrow Payment that does not match the actual escrow payment for  *** (OPEN) ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each
                                                                                                                                                                                                                                                                                        the loan. (Final/09/XX/2016) - EV2                                                                                                                                                                                                                                                                    valuation to applicant three (3) business days prior to consummation. (Type:Primary/09/XX/2016)
                                                                                                                                                                                                                                                                                        *** (OPEN) TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (Initial/09/XX/2016) - EV2                                                                      COMMENT: 2024/XX/21: Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.
                                                                                                                                                                                                                                                                                        *** (OPEN) TRID Lender Credit Tolerance Violation: TILA-RESPA Integrated Disclosure: Zero Percent Tolerance exceeded for Lender Credits. Final Lender Credit of $XXX  is less than amount of binding Lender Credit previously disclosed in the amount of $XXX. (9300) - EV2                           *** (OPEN) TRID Final Closing Disclosure Property Taxes Included In Escrow: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              09/XX/2016 incorrectly disclosed whether property taxes are included in escrow. (Final/09/XX/2016)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              COMMENT: 2024/XX/21: Final Closing Disclosure provided on 09/XX/2016 incorrectly disclosed whether property taxes are included in escrow.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              *** (OPEN) TRID Final Closing Disclosure Will Have Escrow -  Monthly Escrow Payment Underdisclosed Test: TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              Disclosure provided on 09/XX/2016 disclosed the Monthly Escrow Payment that does not match the actual escrow payment for the loan. (Final/09/XX/2016)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              COMMENT: 2024/XX/21: Final Closing Disclosure provided on 09/XX/2016 disclosed the Monthly Escrow Payment that does not match the actual escrow payment for the loan.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              *** (OPEN) TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (Initial/09/XX/2016)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              COMMENT: 2024/XX/21: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              *** (OPEN) TRID Lender Credit Tolerance Violation: TILA-RESPA Integrated Disclosure: Zero Percent Tolerance exceeded for Lender Credits. Final Lender Credit of $XXX  is less than amount of binding Lender Credit previously disclosed in the amount of $XXX. (9300)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              COMMENT: 2024/XX/21: Zero Percent Tolerance exceeded for Lender Credits. Final Lender Credit of $XXX is less than amount of binding Lender Credit previously disclosed in the amount of $XXX.
3714389399 XXX       XXX       XXX       2                                                                                                                                                                                                                                  2           *** (OPEN) (Doc Error) Initial GFE not provided - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                   B           B           Yes      Yes       Final HUD1 TX    12/XX/2002   Purchase      Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                        *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
3808770270 XXX       XXX       XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV1                                                                                                                                                             2           *** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing. - EV2                                                                                                                                                                                                                                                    B           B           Yes      Yes       Final HUD1 WV    5/XX/2010    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                        *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2010 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
3630720744 XXX       XXX       XXX       2                                                                                                                                                                                                                                  2           *** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2                                                                                                                                                                                                                                                                                                                                                               B           B           No       Yes       Final HUD1 NY    12/XX/2012   Refinance     Investment  XXX        $XXX
3328815388 XXX       XXX       XXX       2        1                                                                                                                                                                                                                         2           *** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing. - EV2                                                                  *** (OPEN) TRID Closing Disclosure Issue Date Not Provided: TILA-RESPA Integrated Disclosure: Closing Disclosure estimated to be provided on 11/XX/2019 did not disclose the      B           B           Yes      No                   MD    11/XX/2019   Purchase      Primary     XXX        $XXX                  Temporary    Temporary
                                                                                                                                                                                                                                                                                        *** (OPEN) Maryland Counseling Agencies Disclosure Not in File: Maryland HB1399 - No evidence of required counseling disclosure language per Maryland HB 1399. - EV2                                                                                                                                  actual Date Issued. Unable to conclusively determine Final Closing disclosure to use to test for compliance with applicable TRID timing requirements, TRID fee tolerance testing                                                                                                                                      SHQM         SHQM
                                                                                                                                                                                                                                                                                        *** (OPEN) TRID Closing Disclosure Issue Date Not Provided: TILA-RESPA Integrated Disclosure: Closing Disclosure estimated to be provided on 11/XX/2019 did not disclose the actual Date Issued. Unable to conclusively determine Final Closing disclosure to use to test for compliance with         or accuracy of disclosures at or before consummation due to missing Issue Date. Tested using an estimated Date Issued based on best information available. (Initial/11/XX/2019)                                                                                                                                       (GSE/Agency  (GSE/Agency
                                                                                                                                                                                                                                                                                        applicable TRID timing requirements, TRID fee tolerance testing or accuracy of disclosures at or before consummation due to missing Issue Date. Tested using an estimated Date Issued based on best information available. (Initial/11/XX/2019) - EV2                                                 COMMENT: 2024/XX/12: Issue Date Not Provided.                                                                                                                                                                                                                                                                         Eligible)    Eligible)
                                                                                                                                                                                                                                                                                        *** (OPEN) TRID Closing Disclosure Issue Date Not Provided: TILA-RESPA Integrated Disclosure: Closing Disclosure estimated to be provided on 11/XX/2019 did not disclose the actual Date Issued. Unable to conclusively determine Final Closing disclosure to use to test for compliance with         *** (OPEN) TRID Closing Disclosure Issue Date Not Provided: TILA-RESPA Integrated Disclosure: Closing Disclosure estimated to be provided on 11/XX/2019 did not disclose the applicable TRID timing requirements, TRID fee tolerance testing or accuracy of disclosures at or before consummation due to missing Issue Date. Tested using an estimated Date Issued based on best information available. (Interim/11/XX/2019) - EV2                                                 actual Date Issued. Unable to conclusively determine Final Closing disclosure to use to test for compliance with applicable TRID timing requirements, TRID fee tolerance testing
                                                                                                                                                                                                                                                                                        *** (OPEN) TRID Closing Disclosure Issue Date Not Provided: TILA-RESPA Integrated Disclosure: Closing Disclosure estimated to be provided on 11/XX/2019 did not disclose the actual Date Issued. Unable to conclusively determine Final Closing disclosure to use to test for compliance with         or accuracy of disclosures at or before consummation due to missing Issue Date. Tested using an estimated Date Issued based on best information available. (Interim/11/XX/2019)
                                                                                                                                                                                                                                                                                        applicable TRID timing requirements, TRID fee tolerance testing or accuracy of disclosures at or before consummation due to missing Issue Date. Tested using an estimated Date Issued based on best information available. (Interim/11/XX/2019) - EV2                                                 COMMENT: 2024/XX/12: Issue Date Not Provided.
                                                                                                                                                                                                                                                                                        *** (OPEN) TRID Interim Closing Disclosure Timing Test: TILA-RESPA Integrated Disclosure - Corrected Closing Disclosure provided on or after 11/XX/2019 contains a change in APR and loan product and was not received by borrower at least three (3) business days prior to consummation. - EV2      *** (OPEN) TRID Closing Disclosure Issue Date Not Provided: TILA-RESPA Integrated Disclosure: Closing Disclosure estimated to be provided on 11/XX/2019 did not disclose the actual Date Issued. Unable to conclusively determine Final Closing disclosure to use to test for compliance with applicable TRID timing requirements, TRID fee tolerance testing or accuracy of disclosures at or before consummation due to missing Issue Date. Tested using an estimated Date Issued based on best information available. (Interim/11/XX/2019)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              COMMENT: 2024/XX/12: Issue Date Not Provided.
3824764993 XXX       XXX       XXX       1                                                                                                                                                                                                                                  1                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                   A           A           No       Yes       Final HUD1 CA    4/XX/2012    Purchase      Investment  XXX        $XXX
3041102845 XXX       XXX       XXX       1        1                                                                                                                                                                                                                         1                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                   A           A           Yes      No                   NV    3/XX/2020    Purchase      Primary     XXX        $XXX                  Temporary    Temporary
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    SHQM         SHQM
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    (GSE/Agency  (GSE/Agency
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Eligible)    Eligible)
3658343051 XXX       XXX       XXX       1                                                                                                                                                                                                                                  1                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                   A           A           No       Yes       Final HUD1 NJ    8/XX/2005    Refinance     Investment  XXX        $XXX
3277845991 XXX       XXX       XXX       2                                                                                                                                                                                                                                  2           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2                                                                                                                                                                                               B           B           Yes      Yes       Final HUD1 NY    9/XX/2006    Refinance     Primary     XXX        $XXX
3281637583 XXX       XXX       XXX       2                *** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV1                                                                                                                              2           *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Prepaid Interest From Date from HUD-1 or final closing disclosure of 11/XX/2006 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                          B           B           No       Yes       Final HUD1 PA    11/XX/2006   Purchase      Primary     XXX        $XXX
3804025019 XXX       XXX       XXX       2                                                                                                                                                                                                                                  2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2011 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2                                                                                                                                                                                                       B           B           Yes      Yes       Final HUD1 NY    1/XX/2012    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                        *** (OPEN) RESPA (2010) - 10% Tolerance With Cure: RESPA (2010): 10% tolerance violation with evidence of cure provided on Final HUD-1. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) SAFE Act - Individual LO NMLS license status not approved: Unable to test Individual Loan Originator license status due to missing information. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) SAFE Act - Individual LO not licensed at time of application: Unable to test Loan Originator license due to missing information. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) SAFE Act - LO Company NMLS license status not approved: Unable to test LO company status due to missing information. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) SAFE Act - LO Company not licensed at time of application: Unable to test LO company NMLS license due to missing information. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Secure and Fair Enforcement for Mortgage Licensing Act:  Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
2851738584 XXX       XXX       XXX       2                                                                                                                                                                                                                                  2           *** (OPEN) RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges. - EV2                                                                                                                                                                                                                                           B           B           Yes      Yes       Final HUD1 LA    1/XX/2013    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                        *** (OPEN) RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement. - EV2
3526912533 XXX       XXX       XXX       1                                                                                                                                                                                                                                  1                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                   A           A           No       Yes       Final HUD1 CA    12/XX/2012   Refinance     Investment  XXX        $XXX
3277064801 XXX       XXX       XXX       2                                                                                                                                                                                                                                  2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2                                                                                                                                                                                                       B           B           Yes      Yes       Final HUD1 MA    12/XX/2004   Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                        *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
3255684648 XXX       XXX       XXX       3        3       *** (OPEN) E-sign Consent Agreement is missing.: Disclosure: E-Sign Consent Agreement - EV3                                                                                                                       1                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                   A           A           Yes      No                   FL    5/XX/2019    Purchase      Primary     XXX        $XXX                  Temporary    Temporary
                                                          *** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           SHQM         SHQM
                                                          recent FEMA disaster. - EV1                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               (GSE/Agency  (GSE/Agency
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Eligible)    Eligible)
3203772579 XXX       XXX       XXX       3        3       *** (OPEN) E-sign Consent Agreement is missing.: Disclosure: E-Sign Consent Agreement - EV3                                                                                                                       2           *** (OPEN) ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before       *** (OPEN) ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy   B           B           Yes      No                   FL    6/XX/2017    Purchase      Primary     XXX        $XXX                  Temporary    Temporary
                                                          *** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most                                                                                                                               closing. (Type:Primary/05/XX/2017) - EV2                                                                                                                                                                                                                                                              of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing. (Type:Primary/05/XX/2017)                                                                                                                                                                    SHQM         SHQM
                                                          recent FEMA disaster. - EV1                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         COMMENT: 2024/XX/15: Verification appraisal was delivered to borrower was not provided.                                                                                                                                                                                                                               (GSE/Agency  (GSE/Agency
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Eligible)    Eligible)
3056377497 XXX       XXX       XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV1                                                                                                                                                             2           *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Prepaid Interest From Date from HUD-1 or final closing disclosure of 09/XX/2003 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                          B           B           Yes      Yes       Final HUD1 NY    9/XX/2003    Purchase      Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                        *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
3407708946 XXX       XXX       XXX       1        1                                                                                                                                                                                                                         1                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                   A           A           Yes      No                   GA    10/XX/2021   Refinance     Primary     XXX        $XXX                  Safe Harbor  Safe Harbor
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    QM (APOR)    QM (APOR)
3553796980 XXX       XXX       XXX       2                *** (OPEN) Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report                                                                                                                    2           *** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing. - EV2                                                                                                                                                                                                                                                    B           B           Yes      Yes       Final HUD1 PA    1/XX/2012    Refinance     Primary     XXX        $XXX
                                                          Date: <empty> - EV3                                                                                                                                                                                                           *** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2011 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) SAFE Act - Individual LO NMLS license status not approved: Unable to test Individual Loan Originator license status due to missing information. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) SAFE Act - Individual LO not licensed at time of application: Unable to test Loan Originator license due to missing information. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) SAFE Act - LO Company NMLS license status not approved: Unable to test LO company status due to missing information. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) SAFE Act - LO Company not licensed at time of application: Unable to test LO company NMLS license due to missing information. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Secure and Fair Enforcement for Mortgage Licensing Act:  Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
3467105086 XXX       XXX       XXX       2                                                                                                                                                                                                                                  2           *** (OPEN) RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges. - EV2                                                                                                                                                                                                                                           B           B           Yes      Yes       Final HUD1 TX    1/XX/2012    Purchase      Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                        *** (OPEN) RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) RESPA -  Initial Escrow Account Statement Missing: RESPA: Initial escrow account statement was not provided to the borrower. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement to applicant within three (3) business days of application. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not sent within three (3) business days of the creditor application date. - EV2
3757219402 XXX       XXX       XXX       2                                                                                                                                                                                                                                  2           *** (OPEN) (Doc Error) GFE Error: There is no evidence that the interest rate was locked prior to closing - EV2                                                                                                                                                                                                                                                                                                                                                                         B           B           Yes      Yes       Final HUD1 VA    5/XX/2011    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                        *** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinance by a creditor that is not considered the original creditor. The H-9 form was used, the H-8 form should have been used. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2
2948691696 XXX       XXX       XXX       2        1       *** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most                                                                                                                   2           *** (OPEN) ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2                                                                                            *** (OPEN) ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial     B           B           No       No                   GA    7/XX/2019    Purchase      Investment  XXX        $XXX                  N/A          N/A
                                                          recent FEMA disaster. - EV1                                                                                                                                                                                                   *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2019 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2                     Loan Application Date.
                                                                                                                                                                                                                                                                                        *** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV1                                                                                                                                                                                                                                      COMMENT: 2024/XX/26: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
2830750219 XXX       XXX       XXX       3        3       *** (OPEN) Missing Document: Purchase Agreement / Sales Contract not provided - EV3                                                                                                                               2           *** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2                                                                                                                                                                             *** (OPEN) TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business    B           B           Yes      No                   MD    3/XX/2017    Purchase      Primary     XXX        $XXX                  Temporary    Temporary
                                                                                                                                                                                                                                                                                        *** (OPEN) Maryland Counseling Agencies Disclosure Not in File: Maryland HB1399 - No evidence of required counseling disclosure language per Maryland HB 1399. - EV2                                                                                                                                  days prior to closing. (Final/03/XX/2017)                                                                                                                                                                                                                                                                             SHQM         SHQM
                                                                                                                                                                                                                                                                                        *** (OPEN) RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List of Homeownership Counseling Organizations to borrower. - EV2                                                                             COMMENT: 2024/XX/17: The earliest dated Closing Disclosure in file is dated 3/XX/2017 which was not at least 3 days prior to closing.                                                                                                                                                                                 (GSE/Agency  (GSE/Agency
                                                                                                                                                                                                                                                                                        *** (OPEN) TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (Final/03/XX/2017) - EV2                                                                                                                                                                                                                                                                                                                                                                                              Eligible)    Eligible)
3004964687 XXX       XXX       XXX       2                                                                                                                                                                                                                                  2           *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Prepaid Interest From Date from HUD-1 or final closing disclosure of 09/XX/2010 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                          B           B           Yes      Yes       Final HUD1 CA    9/XX/2010    Purchase      Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                        *** (OPEN) RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: RESPA: Initial GFE not provided to Borrower(s) within three (3) business days of Application Date. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not sent within three (3) business days of the creditor application date. - EV2
3240487449 XXX       XXX       XXX       2        1                                                                                                                                                                                                                         2           *** (OPEN) TRID Final Closing Disclosure Will Have Escrow -  Initial Escrow Payment By All Parties: TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on 11/XX/2016 disclosed an Initial Escrow Payment that includes both borrower and non-borrower paid        *** (OPEN) TRID Final Closing Disclosure Will Have Escrow -  Initial Escrow Payment By All Parties: TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure B           B           Yes      No                   WA    11/XX/2016   Purchase      Primary     XXX        $XXX                  Temporary    Temporary
                                                                                                                                                                                                                                                                                        amounts. (Final/11/XX/2016) - EV2                                                                                                                                                                                                                                                                     provided on 11/XX/2016 disclosed an Initial Escrow Payment that includes both borrower and non-borrower paid amounts. (Final/11/XX/2016)                                                                                                                                                                              SHQM         SHQM
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              COMMENT: 2024/XX/11: Initial Escrow payment includes both Buyer and seller paid amount however as per page 4 sec 2 only seller paid amount considered as per Final Closing                                                                                                                                            (GSE/Agency  (GSE/Agency
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              Disclosure provided on 11/XX/2016.                                                                                                                                                                                                                                                                                    Eligible)    Eligible)
3683722658 XXX       XXX       XXX       2                                                                                                                                                                                                                                  2           *** (OPEN) (Doc Error) GFE Error: There is no evidence that the interest rate was locked prior to closing - EV2                                                                                                                                                                                                                                                                                                                                                                         B           B           Yes      Yes       Final HUD1 CA    8/XX/2012    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                        *** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: Unable to test Affiliated Business Disclosure due to missing information. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement to applicant within three (3) business days of application. - EV2
3300786543 XXX       XXX       XXX       2                                                                                                                                                                                                                                  2           *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Prepaid Interest From Date from HUD-1 or final closing disclosure of 11/XX/2012 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                          B           B           Yes      Yes       Final HUD1 CA    11/XX/2012   Purchase      Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                        *** (OPEN) RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) RESPA -  Initial Escrow Account statement Inaccurate: RESPA: Initial escrow account statement does not match charges on HUD-1/Final Closing Disclosure. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) SAFE Act - LO Company NMLS does not match NMLS: Secure and Fair Enforcement for Mortgage Licensing Act:  Loan Originator Organization NMLS information on loan documents does not match NMLS. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) SAFE Act - LO Company NMLS license status not approved: Unable to test LO company status due to missing information. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) SAFE Act - LO Company not licensed at time of application: Unable to test LO company NMLS license due to missing information. - EV2
3470078794 XXX       XXX       XXX       2                                                                                                                                                                                                                                  2           *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Prepaid Interest From Date from HUD-1 or final closing disclosure of 12/XX/2007 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                          B           B           No       Yes       Final HUD1 NC    12/XX/2007   Purchase      Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                        *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
3332269623 XXX       XXX       XXX       3        3       *** (OPEN) AUS/Guideline Findings: All conditions were not met - EV3                              *** (OPEN) AUS/Guideline Findings: All conditions were not met                                                  1                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                   A           A           No       Yes       Final HUD1 NY    10/XX/2015   Purchase      Investment  XXX        $XXX                  N/A          N/A
                                                          *** (OPEN) Missing Document: Verification of Non-US Citizen Status not provided - EV3             COMMENT: 2024/XX/26: The loan is missing verification the borrower is a legal resident of the United States, as
                                                          *** (OPEN) 1003 Error: Citizenship Source Documentation  was not provided: Borrower: XXX - EV2    required by the AUS approval.
                                                                                                                                                            *** (OPEN) 1003 Error: Citizenship Source Documentation  was not provided: Borrower: XXX
                                                                                                                                                            COMMENT: 2024/XX/24: Borrower is Not US Citizen required Permanent Residence Alien Card to verify. Only back of card was provided.
3497756372 XXX       XXX       XXX       3        3       *** (OPEN) E-sign Consent Agreement is missing.: Disclosure: E-Sign Consent Agreement - EV3                                                                                                                       2           *** (OPEN) ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/05/XX/2017) - EV2               *** (OPEN) ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each B           B           Yes      No                   CA    5/XX/2017    Purchase      Primary     XXX        $XXX                  Temporary    Temporary
                                                          *** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most                                                                                                                               *** (OPEN) TRID Final Closing Disclosure Will Not Have Escrow -  Reason: TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on 05/XX/2017 incorrectly disclosed whether the loan will have an escrow account. (Final/05/XX/2017) - EV2                            valuation to applicant three (3) business days prior to consummation. (Type:Primary/05/XX/2017)                                                                                                                                                                                                                       SHQM         SHQM
                                                          recent FEMA disaster. - EV1                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         COMMENT: 2024/XX/16: Creditor did not provide a copy of each valuation to applicant three business days prior to consummation.                                                                                                                                                                                        (GSE/Agency  (GSE/Agency
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              *** (OPEN) TRID Final Closing Disclosure Will Not Have Escrow -  Reason: TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on 05/XX/2017                                                                                                                                         Eligible)    Eligible)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              incorrectly disclosed whether the loan will have an escrow account. (Final/05/XX/2017)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              COMMENT: 2024/XX/16: Final Closing Disclosure provided on 05/XX/2017 incorrectly disclosed whether the loan will have an escrow account.
2955847990 XXX       XXX       XXX       2                                                                                                                                                                                                                                  2           *** (OPEN) 2011 TIL-MDIA ARM Introductory Rate Disclosure -  Introductory Period Inaccurate: Truth in Lending Act (MDIA 2011): Adjustable rate introductory period on Final TIL does not match introductory period for the loan. - EV2                                                                                                                                                                                                                                                  B           B           Yes      Yes       Final HUD1 NJ    6/XX/2011    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                        *** (OPEN) ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2011 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) RESPA (2010) -  First Change Date on GFE Inaccurate: RESPA (2010): First Change Date on GFE does not match First Change Date on Note. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Secure and Fair Enforcement for Mortgage Licensing Act:  Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
3093521901 XXX       XXX       XXX       3        3       *** (OPEN) Missing Document: Hazard Insurance Policy not provided - EV3                                                                                                                                           2           *** (OPEN) ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Not Provided Timely: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide "Right to Receive a Copy" appraisal disclosure to applicant within three (3) business days of application or determination of first   *** (OPEN) ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Not Provided Timely: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide "Right to Receive B           B           Yes      Yes       Final HUD1 MN    8/XX/2014    Refinance     Primary     XXX        $XXX                  Temporary    Temporary
                                                                                                                                                                                                                                                                                        lien status. - EV2                                                                                                                                                                                                                                                                                    a Copy" appraisal disclosure to applicant within three (3) business days of application or determination of first lien status.                                                                                                                                                                                        SHQM         SHQM
                                                                                                                                                                                                                                                                                        *** (OPEN) RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges. - EV2                                                         COMMENT: 2024/XX/02: Creditor did not provide Right to Receive a Copy appraisal disclosure to applicant within three business days of application.                                                                                                                                                                    (GSE/Agency  (GSE/Agency
                                                                                                                                                                                                                                                                                        *** (OPEN) RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan. - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                                                             Eligible)    Eligible)
                                                                                                                                                                                                                                                                                        *** (OPEN) RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) RESPA (2010) - 0% Tolerance (Line 1203) With Cure: RESPA (2010): 0% tolerance violation for 1203 fee with evidence of cure provided on Final HUD-1 - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) RESPA (2010) - 0% Tolerance (Line 801) With Cure: RESPA (2010): 0% tolerance violation for 801 fee with  evidence of cure provided on Final HUD-1 - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) RESPA (2010) - 0% Tolerance (Line 803) With Cure: RESPA (2010): 0% tolerance violation for 803 fee with evidence of cure provided on Final HUD-1 - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) RESPA (2010) - 10% Tolerance With Cure: RESPA (2010): 10% tolerance violation with evidence of cure provided on Final HUD-1. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) RESPA (2010) - GFE column on HUD Comparison Chart Inaccurate: RESPA (2010) - GFE column on page 3 of Final HUD-1 does not match most recently disclosed GFE. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) RESPA -  Initial Escrow Account statement Inaccurate: RESPA: Initial escrow account statement does not match charges on HUD-1/Final Closing Disclosure. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not sent within three (3) business days of the creditor application date. - EV2
3187319939 XXX       XXX       XXX       2                *** (OPEN) Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report                                                                                                                    2           *** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2                                                                                                                                                                                                                                                                                                                                                               B           B           Yes      Yes       Final HUD1 NY    12/XX/2012   Refinance     Primary     XXX        $XXX
                                                          Date: <empty> - EV3                                                                                                                                                                                                           *** (OPEN) New York Late Charge Percent Testing: New York Late Charge: Note late charge percent of 5.00000% exceeds the state maximum of 2%. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) RESPA (2010) - 0% Tolerance (Line 1203) Without Cure: RESPA (2010): 0% tolerance violation for 1203 fee without evidence of sufficient cure provided. - EV2
3526270483 XXX       XXX       XXX       3        3       *** (OPEN) E-sign Consent Agreement is missing.: Disclosure: E-Sign Consent Agreement - EV3                                                                                                                       1                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                   A           A           Yes      No                   CA    7/XX/2021    Purchase      Primary     XXX        $XXX                  Temporary    Temporary
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    SHQM         SHQM
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    (GSE/Agency  (GSE/Agency
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Eligible)    Eligible)
3545376909 XXX       XXX       XXX       2                                                                                                                                                                                                                                  2           *** (OPEN) ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2                                                                                                                                                                                                                                                                                                               B           B           Yes      Yes       Final HUD1 MD    7/XX/2008    Refinance     Primary     XXX        $XXX
3644466872 XXX       XXX       XXX       2                                                                                                                                                                                                                                  2           *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Prepaid Interest From Date from HUD-1 or final closing disclosure of 07/XX/2006 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                          B           B           No       Yes       Final HUD1 PA    7/XX/2006    Purchase      Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                        *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
3443373514 XXX       XXX       XXX       2                                                                                                                                                                                                                                  2           *** (OPEN) Michigan Consumer Caution and Home Ownership Counseling Notice Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2                                                                                                                                                                                                                                                                              B           B           Yes      Yes       Final HUD1 MI    10/XX/2005   Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                        *** (OPEN) Michigan Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided Timely): Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Michigan Consumer Mortgage Protection Act (Counseling Agencies List): Michigan Consumer Mortgage Protection Act:  List of HUD-approved credit counseling agencies not provided to borrower. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
3280073917 XXX       XXX       XXX       3        3       *** (OPEN) Missing Document: Hazard Insurance Policy not provided - EV3                                                                                                                                           2           *** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing. - EV2                                                                                                                                                                                                                                                    B           B           Yes      No                   NY    5/XX/2022    Refinance     Primary     XXX        $XXX                  Safe Harbor  Safe Harbor
                                                                                                                                                                                                                                                                                        *** (OPEN) New York Late Charge Percent Testing: New York Late Charge: Note late charge percent of 5.00000% exceeds the state maximum of 2%. - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                                                          QM (APOR)    QM (APOR)
                                                                                                                                                                                                                                                                                        *** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV1
3176368682 XXX       XXX       XXX       2                                                                                                                                                                                                                                  2           *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Prepaid Interest From Date from HUD-1 or final closing disclosure of 12/XX/2004 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                          B           B           No       Yes       Final HUD1 PA    12/XX/2004   Purchase      Primary     XXX        $XXX
2924245092 XXX       XXX       XXX       2                *** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV1                                                                                                                              2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2                                                                                                                                                                                                       B           B           Yes      Yes       Final HUD1 MD    6/XX/2007    Refinance     Primary     XXX        $XXX
2831107354 XXX       XXX       XXX       2                                                                                                                                                                                                                                  2           *** (OPEN) (Doc Error) GFE Error: There is no evidence that the interest rate was locked prior to closing - EV2                                                                                                                                                                                                                                                                                                                                                                         B           B           No       Yes       Final HUD1 CO    10/XX/2010   Purchase      Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                        *** (OPEN) Colorado MLO Licensing Act - NMLS ID not on 1003: Colorado Mortgage Loan Originator Licensing Act: Loan originator NMLS identifier is not clearly displayed on loan application. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement. - EV2
2843632444 XXX       XXX       XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV1                                                                                                                                                             2           *** (OPEN) (Doc Error) GFE Error: Interest rate available through date not provided.: GFE Date: 03/XX/2011 - EV2                                                                                                                                                                                                                                                                                                                                                                        B           B           No       Yes       Final HUD1 NC    4/XX/2011    Purchase      Second Home XXX        $XXX
                                                                                                                                                                                                                                                                                        *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Prepaid Interest From Date from HUD-1 or final closing disclosure of 04/XX/2011 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) RESPA (2010) - Written Service Provider List Not Provided Timely: RESPA (2010) - Borrower did not receive a list of service providers at the time the Good Faith Estimate was provided. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) SAFE Act - NMLS Info Not in File: Secure and Fair Enforcement for Mortgage Licensing Act: NMLSR information not present on loan application. - EV2
2792986654 XXX       XXX       XXX       2                                                                                                                                                                                                                                  2           *** (OPEN) (Doc Error) Initial GFE not provided - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                   B           B           No       Yes       Final HUD1 PA    3/XX/1994    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                        *** (OPEN) ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Prepaid Interest From Date from HUD-1 or final closing disclosure of 03/XX/1994 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
3653041154 XXX       XXX       XXX       3        3       *** (OPEN) AUS/Guideline Findings: All conditions were not met - EV3                              *** (OPEN) AUS/Guideline Findings: All conditions were not met                                                  3           *** (OPEN) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due Diligence Loan Designation of Non QM. - EV3                                                                                *** (OPEN) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due        C           C           Yes      No                   CA    4/XX/2019    Purchase      Primary     XXX        $XXX                  Temporary    Non QM
                                                          *** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most   COMMENT: 2024/XX/08: PMI Certificate missing in file.                                                                       *** (OPEN) QM DTI: Qualified Mortgage (Dodd-Frank 2014): Total Debt to Income Ratio exceeds 43% and the images do not provide evidence loan is eligible for purchase, guarantee or insurance by the appropriate agency. - EV3                                                                         Diligence Loan Designation of Non QM.                                                                                                                                                                                                                                                                                 SHQM
                                                          recent FEMA disaster. - EV1                                                                                                                                                                                                   *** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing. - EV2                                                                  COMMENT: 2024/XX/08: The file is missing the mortgage insurance certificate, causing the loan to waterfall through the QM Testing, resulting in a loan designation discrepancy.                                                                                                                                       (GSE/Agency
                                                          *** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV1                                                                                                                                          *** (OPEN) ECOA Appraisal Disclosure - ECOA Timing: ECOA - File does not evidence the consumer was provided with the right to receive a copy of the Appraisal Disclosure within 3 days of the loan application date. - EV2                                                                            *** (OPEN) QM DTI: Qualified Mortgage (Dodd-Frank 2014): Total Debt to Income Ratio exceeds 43% and the images do not provide evidence loan is eligible for purchase, guarantee                                                                                                                                       Eligible)
                                                                                                                                                                                                                                                                                        *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2019 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2                     or insurance by the appropriate agency.
                                                                                                                                                                                                                                                                                        *** (OPEN) NMLS - Missing Evidence of Initial Loan Application Date: Truth in Lending Act (NMLSR Dodd- Frank 2014): Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date. - EV2                                                     COMMENT: 2024/XX/08: The file is missing the mortgage insurance certificate, causing the loan to waterfall through the QM Testing.
                                                                                                                                                                                                                                                                                        *** (OPEN) RESPA -  Initial Escrow Account statement Inaccurate: RESPA: Initial escrow account statement does not match charges on HUD-1/Final Closing Disclosure. - EV2                                                                                                                              *** (OPEN) ECOA Appraisal Disclosure - ECOA Timing: ECOA - File does not evidence the consumer was provided with the right to receive a copy of the Appraisal Disclosure within 3
                                                                                                                                                                                                                                                                                        *** (OPEN) RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2                                                          days of the loan application date.
                                                                                                                                                                                                                                                                                        *** (OPEN) TRID Final Closing Disclosure Estimated Escrow Payment Under Disclosed: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on 04/XX/2019 disclosed an escrow payment for payment stream 2 that does not match the actual payment for the loan.       COMMENT: 2024/XX/08: Application Date not documented - unable to determine if timing requirement was met.
                                                                                                                                                                                                                                                                                        (ProjSeq:2/2456691) - EV2                                                                                                                                                                                                                                                                             *** (OPEN) RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing
                                                                                                                                                                                                                                                                                        *** (OPEN) TRID Final Closing Disclosure Estimated Escrow Payment Under Disclosed Test: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on 04/XX/2019 disclosed an escrow payment for payment stream 1 that does not match the actual payment for the loan.  requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                        (ProjSeq:1/2456690) - EV2                                                                                                                                                                                                                                                                             COMMENT: 2024/XX/08: Initial Application date missing in file - unable to determine compliance with timing requirements.
                                                                                                                                                                                                                                                                                        *** (OPEN) TRID Final Closing Disclosure Mortgage Insurance Payment: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on 04/XX/2019 disclosed a mortgage insurance payment for payment stream 1 that does not match the actual payment for the loan.          *** (OPEN) TRID Final Closing Disclosure Estimated Escrow Payment Under Disclosed: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on
                                                                                                                                                                                                                                                                                        (ProjSeq:1/2456690) - EV2                                                                                                                                                                                                                                                                             04/XX/2019 disclosed an escrow payment for payment stream 2 that does not match the actual payment for the loan. (ProjSeq:2/2456691)
                                                                                                                                                                                                                                                                                        *** (OPEN) TRID Final Closing Disclosure Non Escrow Costs Year 1 Overdisclosed - October 2018: TILA-RESPA Integrated Disclosure - Loan Disclosures: Non Escrowed Property Costs over Year 1 of $XXX on Final Closing Disclosure provided on 04/XX/2019 are overdisclosed. (Final/04/XX/2019) - EV2    COMMENT: 2024/XX/08: MI Cert missing from file - unable to confirm MI plan and premium amount.
                                                                                                                                                                                                                                                                                        *** (OPEN) TRID Final Closing Disclosure Projected P&I Min Payment Fixed Rate Subsequent Payments: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on 04/XX/2019 disclosed a periodic principal and interest payment for payment stream 2 that does not      *** (OPEN) TRID Final Closing Disclosure Estimated Escrow Payment Under Disclosed Test: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided
                                                                                                                                                                                                                                                                                        match the actual payment for the loan. (ProjSeq:2/2456691) - EV2                                                                                                                                                                                                                                      on 04/XX/2019 disclosed an escrow payment for payment stream 1 that does not match the actual payment for the loan. (ProjSeq:1/2456690)
                                                                                                                                                                                                                                                                                        *** (OPEN) TRID Final Closing Disclosure Will Have Escrow -  Monthly Escrow Payment Underdisclosed Test: TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on 04/XX/2019 disclosed the Monthly Escrow Payment that does not match the actual escrow payment for  COMMENT: 2024/XX/08: MI Cert missing from file - unable to confirm MI plan and premium amount.
                                                                                                                                                                                                                                                                                        the loan. (Final/04/XX/2019) - EV2                                                                                                                                                                                                                                                                    *** (OPEN) TRID Final Closing Disclosure Mortgage Insurance Payment: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on 04/XX/2019
                                                                                                                                                                                                                                                                                        *** (OPEN) TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (Initial/04/XX/2019) - EV2                                                                      disclosed a mortgage insurance payment for payment stream 1 that does not match the actual payment for the loan. (ProjSeq:1/2456690)
                                                                                                                                                                                                                                                                                        *** (OPEN) TRID Loan Estimate Timing: TILA-RESPA Integrated Disclosure: Loan Estimate not delivered or placed in the mail to Borrower(s) within three (3) business days of application. (Initial/03/XX/2019) - EV2                                                                                    COMMENT: 2024/XX/20: MI Cert missing from file - unable to confirm MI plan and premium amount.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              *** (OPEN) TRID Final Closing Disclosure Non Escrow Costs Year 1 Overdisclosed - October 2018: TILA-RESPA Integrated Disclosure - Loan Disclosures: Non Escrowed Property Costs
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              over Year 1 of $XXX on Final Closing Disclosure provided on 04/XX/2019 are overdisclosed. (Final/04/XX/2019)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              COMMENT: 2024/XX/08: Non Escrowed Property Costs over Year 1 of $XXX on Final Closing Disclosure provided on 04/XX/2019 are over disclosed.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              *** (OPEN) TRID Final Closing Disclosure Projected P&I Min Payment Fixed Rate Subsequent Payments: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              Disclosure provided on 04/XX/2019 disclosed a periodic principal and interest payment for payment stream 2 that does not match the actual payment for the loan.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              (ProjSeq:2/2456691)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              COMMENT: 2024/XX/20: MI Cert missing from file - unable to confirm MI plan and premium amount.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              *** (OPEN) TRID Final Closing Disclosure Will Have Escrow -  Monthly Escrow Payment Underdisclosed Test: TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              Disclosure provided on 04/XX/2019 disclosed the Monthly Escrow Payment that does not match the actual escrow payment for the loan. (Final/04/XX/2019)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              COMMENT: 2024/XX/08: MI Cert missing from file - unable to confirm MI plan and premium amount.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              *** (OPEN) TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (Initial/04/XX/2019)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              COMMENT: 2024/XX/08: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              *** (OPEN) TRID Loan Estimate Timing: TILA-RESPA Integrated Disclosure: Loan Estimate not delivered or placed in the mail to Borrower(s) within three (3) business days of application. (Initial/03/XX/2019)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              COMMENT: 2024/XX/08: Application date not provided, unable to determine if Loan Estimate was delivered or placed in the mail to Borrower(s) within three (3) business days of application.
3400738919 XXX       XXX       XXX       2        1                                                                                                                                                                                                                         2           *** (OPEN) TRID Closing Disclosure Issue Date Not Provided: TILA-RESPA Integrated Disclosure: Closing Disclosure estimated to be provided on 02/XX/2019 did not disclose the actual Date Issued. Unable to conclusively determine Final Closing disclosure to use to test for compliance with         *** (OPEN) TRID Closing Disclosure Issue Date Not Provided: TILA-RESPA Integrated Disclosure: Closing Disclosure estimated to be provided on 02/XX/2019 did not disclose the      B           B           Yes      No                   GA    2/XX/2019    Purchase      Primary     XXX        $XXX                  Temporary    Temporary
                                                                                                                                                                                                                                                                                        applicable TRID timing requirements, TRID fee tolerance testing or accuracy of disclosures at or before consummation due to missing Issue Date. Tested using an estimated Date Issued based on best information available. (Initial/02/XX/2019) - EV2                                                 actual Date Issued. Unable to conclusively determine Final Closing disclosure to use to test for compliance with applicable TRID timing requirements, TRID fee tolerance testing                                                                                                                                      SHQM         SHQM
                                                                                                                                                                                                                                                                                        *** (OPEN) TRID Closing Disclosure Issue Date Not Provided: TILA-RESPA Integrated Disclosure: Closing Disclosure estimated to be provided on 02/XX/2019 did not disclose the actual Date Issued. Unable to conclusively determine Final Closing disclosure to use to test for compliance with         or accuracy of disclosures at or before consummation due to missing Issue Date. Tested using an estimated Date Issued based on best information available. (Initial/02/XX/2019)                                                                                                                                       (GSE/Agency  (GSE/Agency
                                                                                                                                                                                                                                                                                        applicable TRID timing requirements, TRID fee tolerance testing or accuracy of disclosures at or before consummation due to missing Issue Date. Tested using an estimated Date Issued based on best information available. (Interim/02/XX/2019) - EV2                                                 COMMENT: 2024/XX/15: Issue Date Not Provided on Closing Disclosure.                                                                                                                                                                                                                                                   Eligible)    Eligible)
                                                                                                                                                                                                                                                                                        *** (OPEN) TRID Interim Closing Disclosure Timing Test: TILA-RESPA Integrated Disclosure - Corrected Closing Disclosure provided on or after 02/XX/2019 contains a change in APR and loan product and was not received by borrower at least three (3) business days prior to consummation. - EV2      *** (OPEN) TRID Closing Disclosure Issue Date Not Provided: TILA-RESPA Integrated Disclosure: Closing Disclosure estimated to be provided on 02/XX/2019 did not disclose the actual Date Issued. Unable to conclusively determine Final Closing disclosure to use to test for compliance with applicable TRID timing requirements, TRID fee tolerance testing or accuracy of disclosures at or before consummation due to missing Issue Date. Tested using an estimated Date Issued based on best information available. (Interim/02/XX/2019)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              COMMENT: 2024/XX/15: Issue Date Not Provided on Closing Disclosure.
3467015721 XXX       XXX       XXX       3        3       *** (OPEN) AUS/Guideline Findings: All conditions were not met - EV3                              *** (OPEN) AUS/Guideline Findings: All conditions were not met                                                  3           *** (OPEN) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due Diligence Loan Designation of Safe Harbor QM. - EV3                                                                        *** (OPEN) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due        B           C           Yes      No                   SC    4/XX/2016    Purchase      Primary     XXX        $XXX                  Temporary    Safe Harbor
                                                          *** (OPEN) Missing Document: AUS not provided - EV3                                               COMMENT: 2024/XX/27: AUS is missing in file.                                                                                *** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing. - EV2                                                                  Diligence Loan Designation of Safe Harbor QM.                                                                                                                                                                                                                                                                         SHQM         QM
                                                          *** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most                                                                                                                               *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2             COMMENT: 2024/XX/27: Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due Diligence Loan Designation of Safe Harbor QM. AUS is missing in file.                                                                                                                                     (GSE/Agency
                                                          recent FEMA disaster. - EV1                                                                                                                                                                                                   *** (OPEN) South Carolina Home Loan (Complaint Agency Disclosure Not Provided): South Carolina Home Loan: Borrower not provided with a document specifying the agency designated to receive complaints or inquiries about the origination and making of the loan. - EV2                               *** (OPEN) TRID Closing Disclosure Issue Date Not Provided: TILA-RESPA Integrated Disclosure: Closing Disclosure estimated to be provided on 04/XX/2016 did not disclose the                                                                                                                                          Eligible)
                                                                                                                                                                                                                                                                                        *** (OPEN) TRID Closing Disclosure Issue Date Not Provided: TILA-RESPA Integrated Disclosure: Closing Disclosure estimated to be provided on 04/XX/2016 did not disclose the actual Date Issued. Unable to conclusively determine Final Closing disclosure to use to test for compliance with         actual Date Issued. Unable to conclusively determine Final Closing disclosure to use to test for compliance with applicable TRID timing requirements, TRID fee tolerance testing applicable TRID timing requirements, TRID fee tolerance testing or accuracy of disclosures at or before consummation due to missing Issue Date. Tested using an estimated Date Issued based on best information available. (Initial/04/XX/2016) - EV2                                                 or accuracy of disclosures at or before consummation due to missing Issue Date. Tested using an estimated Date Issued based on best information available. (Initial/04/XX/2016)
                                                                                                                                                                                                                                                                                        *** (OPEN) TRID Final Closing Disclosure Non Escrow Costs Year 1 Underdisclosed - Pre October 2018: TILA-RESPA Integrated Disclosure - Loan Disclosures: Non Escrowed Property Costs over Year 1 of $XXX on Final Closing Disclosure provided on 04/XX/2016 are underdisclosed. (Final/04/XX/2016) -  COMMENT: 2024/XX/27: Title/Incomplete Closing disclosure in the file, provide attestation that this CD was not issued to the borrower.
                                                                                                                                                                                                                                                                                        EV2                                                                                                                                                                                                                                                                                                   *** (OPEN) TRID Final Closing Disclosure Non Escrow Costs Year 1 Underdisclosed - Pre October 2018: TILA-RESPA Integrated Disclosure - Loan Disclosures: Non Escrowed Property
                                                                                                                                                                                                                                                                                        *** (OPEN) TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (Initial/04/XX/2016) - EV2                                                                      Costs over Year 1 of $XXX on Final Closing Disclosure provided on 04/XX/2016 are underdisclosed. (Final/04/XX/2016)
                                                                                                                                                                                                                                                                                        *** (OPEN) TRID Interim Closing Disclosure Timing Test: TILA-RESPA Integrated Disclosure - Corrected Closing Disclosure provided on or after 04/XX/2016 contains a change in APR and was not received by borrower at least three (3) business days prior to consummation - EV2                        COMMENT: 2024/XX/27: HOA not disclosed on page 4 of final CD
                                                                                                                                                                                                                                                                                        *** (CURED) TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Sufficient or excess cure was provided to the borrower at        *** (OPEN) TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business
                                                                                                                                                                                                                                                                                        Closing. (7506) - EV1                                                                                                                                                                                                                                                                                 days prior to closing. (Initial/04/XX/2016)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              COMMENT: 2024/XX/27: Initial CD issued on 04/XX/2016 is not signed by the borrower
3645305110 XXX       XXX       XXX       3        3       *** (OPEN) Missing Document: Hazard Insurance Policy not provided - EV3                                                                                                                                           2           *** (OPEN) (Doc Error) GFE Error: There is no evidence that the interest rate was locked prior to closing - EV2                                                                                                                                                                                       *** (OPEN) Incomplete Document: Right to Cancel (RTC) is incomplete                                                                                                               B           B           Yes      Yes       Final HUD1 CA    4/XX/2015    Refinance     Primary     XXX        $XXX                  Temporary    Temporary
                                                          *** (OPEN) Missing Document: Missing Final 1003 - EV1                                                                                                                                                                         *** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing. - EV2                                                                  COMMENT: 2024/XX/01: Received Right to Cancel document however not executed by borrowers.                                                                                                                                                                                                                             SHQM         SHQM
                                                                                                                                                                                                                                                                                        *** (OPEN) Incomplete Document: Right to Cancel (RTC) is incomplete - EV2                                                                                                                                                                                                                             *** (OPEN) Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form                                                                                                                                     (GSE/Agency  (GSE/Agency
                                                                                                                                                                                                                                                                                        *** (OPEN) Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinance by a creditor that is not considered the original creditor. The H-9 form was used, the H-8 form     for a refinance by a creditor that is not considered the original creditor. The H-9 form was used, the H-8 form should have been used.                                                                                                                                                                                Eligible)    Eligible)
                                                                                                                                                                                                                                                                                        should have been used. - EV2                                                                                                                                                                                                                                                                          COMMENT: 2024/XX/01: Notice of Right to Cancel was not executed on the proper Model Form for a refinance by a creditor that is not considered the original creditor. The H-9 form
                                                                                                                                                                                                                                                                                        *** (OPEN) Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest. - EV2                                                               was used, the H-8 form should have been used.
                                                                                                                                                                                                                                                                                        *** (OPEN) RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan. - EV2                                                                                                                                                       *** (OPEN) Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest
                                                                                                                                                                                                                                                                                        *** (OPEN) RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note. - EV2                                                                                                                                                                     is or will be subject to the security interest.
                                                                                                                                                                                                                                                                                        *** (OPEN) Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date and RTC Signature Date. Unable to determine compliance with rescission timing requirements. - EV2                                                                                                      COMMENT: 2024/XX/01: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
                                                                                                                                                                                                                                                                                        *** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act:  Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s). - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 04/XX/2015, prior to three (3) business days from transaction date of 4/XX/2015 12:00:00 AM. - EV2
3550731816 XXX       XXX       XXX       2        1       *** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most                                                                                                                   2           *** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing. - EV2                                                                  *** (OPEN) RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing       B           B           Yes      No                   NJ    7/XX/2017    Purchase      Primary     XXX        $XXX                  Temporary    Temporary
                                                          recent FEMA disaster. - EV1                                                                                                                                                                                                   *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2017 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2                     requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                            SHQM         SHQM
                                                                                                                                                                                                                                                                                        *** (OPEN) NMLS - Missing Evidence of Initial Loan Application Date: Truth in Lending Act (NMLSR Dodd- Frank 2014): Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date. - EV2                                                     COMMENT: 2024/XX/08: Evidence of application date is missing in file.                                                                                                                                                                                                                                                 (GSE/Agency  (GSE/Agency
                                                                                                                                                                                                                                                                                        *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application    *** (OPEN) TRID Closing Disclosure Issue Date Not Provided: TILA-RESPA Integrated Disclosure: Closing Disclosure estimated to be provided on 07/XX/2017 did not disclose the                                                                                                                                          Eligible)    Eligible)
                                                                                                                                                                                                                                                                                        due to missing information. - EV2                                                                                                                                                                                                                                                                     actual Date Issued. Unable to conclusively determine Final Closing disclosure to use to test for compliance with applicable TRID timing requirements, TRID fee tolerance testing
                                                                                                                                                                                                                                                                                        *** (OPEN) RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2                                                          or accuracy of disclosures at or before consummation due to missing Issue Date. Tested using an estimated Date Issued based on best information available. (Initial/07/XX/2017)
                                                                                                                                                                                                                                                                                        *** (OPEN) TRID Closing Disclosure Issue Date Not Provided: TILA-RESPA Integrated Disclosure: Closing Disclosure estimated to be provided on 07/XX/2017 did not disclose the actual Date Issued. Unable to conclusively determine Final Closing disclosure to use to test for compliance with         COMMENT: 2024/XX/08: The Closing Disclosure is incomplete and missing the following information, issue date, Loan Information, Loan Terms, Projected Payments, Page 4 and 5
                                                                                                                                                                                                                                                                                        applicable TRID timing requirements, TRID fee tolerance testing or accuracy of disclosures at or before consummation due to missing Issue Date. Tested using an estimated Date Issued based on best information available. (Initial/07/XX/2017) - EV2                                                 information.
                                                                                                                                                                                                                                                                                        *** (OPEN) TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (Initial/07/XX/2017) - EV2                                                                      *** (OPEN) TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business
                                                                                                                                                                                                                                                                                        *** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Flood Certification (Life Of Loan).  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the          days prior to closing. (Initial/07/XX/2017)
                                                                                                                                                                                                                                                                                        borrower. (77101) - EV2                                                                                                                                                                                                                                                                               COMMENT: 2024/XX/08: Evidence of earlier receipt not found in loan file.
                                                                                                                                                                                                                                                                                        *** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV1                                                                                                                                                                                                                                      *** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Flood Certification
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              (Life Of Loan).  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (77101)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              COMMENT: 2024/XX/08: Flood Certification Fee disclosed as $XXX on Loan Estimate dated 06/XX/2017 but disclosed as $XXX on Final Closing Disclosure. Insufficient or no cure was provided to the borrower.
3801533209 XXX       XXX       XXX       1        1                                                                                                                                                                                                                         1                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                   A           A           Yes      No                   PA    4/XX/2019    Purchase      Primary     XXX        $XXX                  Temporary    Temporary
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    SHQM         SHQM
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    (GSE/Agency  (GSE/Agency
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Eligible)    Eligible)
2887644982 XXX       XXX       XXX       3                *** (OPEN) Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report                                                                                                                    3           *** (OPEN) Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee Testing Material: Missing Final HUD-1:  HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing. - EV3                                                                               *** (OPEN) Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee Testing Material: Missing Final HUD-1:  HUD-1 Not Signed or Stamped used for any applicable Federal,    D           D           Yes      Yes       HUD1, not  OR    12/XX/2009   Refinance     Primary     XXX        $XXX
                                                          Date: <empty> - EV3                                                                                                                                                                                                           *** (OPEN) (Doc Error) Initial GFE not provided - EV2                                                                                                                                                                                                                                                 State or Local compliance testing.                                                                                                                                                                                           signed or
                                                                                                                                                                                                                                                                                        *** (OPEN) (Doc Error) TIL Error: Borrower signature not dated. - EV2                                                                                                                                                                                                                                 COMMENT: 2024/XX/05: Close at Home Loan. Final HUD-1 not signed by borrower however, Acknowledgment of Receipt is in file signed by borrower. This unsigned                                                                  stamped
                                                                                                                                                                                                                                                                                        *** (OPEN) (Doc Error) TIL Error: Final TIL not signed by all required parties - EV2                                                                                                                                                                                                                  HUD was used for compliance testing.
                                                                                                                                                                                                                                                                                        *** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing. - EV2                                                                  *** (OPEN) (Doc Error) TIL Error: Final TIL not signed by all required parties
                                                                                                                                                                                                                                                                                        *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Prepaid Interest From Date from HUD-1 or final closing disclosure of 12/XX/2009 used as disbursement date for compliance testing. - EV2                                        COMMENT: 2024/XX/05: Close at Home Loan. Final TIL not signed however, Acknowledgment of Receipt in file signed by borrower
                                                                                                                                                                                                                                                                                        *** (OPEN) Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Unable to determine if Notice of Right to Cancel was executed on the proper Model Form. The H-9 form was used instead of the H-8 form, however, the loan file does not contain evidence that the refinance was by the original creditor. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2009 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
3028019924 XXX       XXX       XXX       2        1                                                                                                                                                                                                                         2           *** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7200) - EV2 *** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount        B           B           Yes      No                   NM    8/XX/2019    Purchase      Primary     XXX        $XXX                  Temporary    Temporary
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              Points.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7200)                                                                                                                                                                                                  SHQM         SHQM
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              COMMENT: 2024/XX/19: Zero Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of $XXX exceeds tolerance of $XXX. No cure was provided to the borrower.                                                                                                                                                (GSE/Agency  (GSE/Agency
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Eligible)    Eligible)
2960329453 XXX       XXX       XXX       3        3       *** (OPEN) Asset documentation requirements not met. - EV3                                        *** (OPEN) Asset documentation requirements not met.                                                            3           *** (OPEN) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due Diligence Loan Designation of Safe Harbor QM. - EV3                                                                        *** (OPEN) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due        B           C           Yes      No                   MI    12/XX/2017   Purchase      Primary     XXX        $XXX                  Temporary    Safe Harbor
                                                          *** (OPEN) AUS/Guideline Findings: All conditions were not met - EV3                              COMMENT: 2024/XX/18: HUD/CD missing for Sold property for funds to close.                                                   *** (OPEN) ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before       Diligence Loan Designation of Safe Harbor QM.                                                                                                                                                                                                                                                                         SHQM         QM
                                                          *** (OPEN) Missing Document: HUD/CD (Asset) not provided - EV3                                    *** (OPEN) AUS/Guideline Findings: All conditions were not met                                                              closing. (Type:Primary/12/XX/2017) - EV2                                                                                                                                                                                                                                                              COMMENT: 2024/XX/18: HUD/CD missing for current primary to verify source of funds to close and DU not submitted with current primary as paid off at or prior to closing as                                                                                                                                            (GSE/Agency
                                                          *** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most   COMMENT: 2024/XX/18: Borrower is Selling current primary and DU was submitted with the debt being omitted and               *** (OPEN) TRID Lender Credit Tolerance Violation: TILA-RESPA Integrated Disclosure: Zero Percent Tolerance exceeded for Lender Credits. Final Lender Credit of -$XXX  is less than amount of binding Lender Credit previously disclosed in the amount of -$XXX. (9300) - EV2                         required, causing the loan to waterfall through the QM Testing.                                                                                                                                                                                                                                                       Eligible)
                                                          recent FEMA disaster. - EV1                                                                       per DU should have been indicated as paid off at or before closing.                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing. (Type:Primary/12/XX/2017)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              COMMENT: 2024/XX/18: Missing evidence borrower was provided a copy of the valuations.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              *** (OPEN) TRID Lender Credit Tolerance Violation: TILA-RESPA Integrated Disclosure: Zero Percent Tolerance exceeded for Lender Credits. Final Lender Credit of -$XXX  is less than amount of binding Lender Credit previously disclosed in the amount of -$XXX. (9300)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              COMMENT: 2024/XX/18: Final Lender Credit of -$XXX is less than amount of binding Lender Credit previously disclosed in the amount of -$XXX.
3153318727 XXX       XXX       XXX       2        1                                                                                                                                                                                                                         2           *** (OPEN) TRID Closing Disclosure Issue Date Not Provided: TILA-RESPA Integrated Disclosure: Closing Disclosure estimated to be provided on 04/XX/2019 did not disclose the actual Date Issued. Unable to conclusively determine Final Closing disclosure to use to test for compliance with         *** (OPEN) TRID Closing Disclosure Issue Date Not Provided: TILA-RESPA Integrated Disclosure: Closing Disclosure estimated to be provided on 04/XX/2019 did not disclose the      B           B           Yes      No                   MT    5/XX/2019    Refinance     Primary     XXX        $XXX                  Temporary    Temporary
                                                                                                                                                                                                                                                                                        applicable TRID timing requirements, TRID fee tolerance testing or accuracy of disclosures at or before consummation due to missing Issue Date. Tested using an estimated Date Issued based on best information available. (Initial/04/XX/2019) - EV2                                                 actual Date Issued. Unable to conclusively determine Final Closing disclosure to use to test for compliance with applicable TRID timing requirements, TRID fee tolerance testing                                                                                                                                      SHQM         SHQM
                                                                                                                                                                                                                                                                                        *** (OPEN) TRID Interim Closing Disclosure Timing Test: TILA-RESPA Integrated Disclosure - Corrected Closing Disclosure provided on or after 05/XX/2019 contains a change in APR and was not received by borrower at least three (3) business days prior to consummation - EV2                        or accuracy of disclosures at or before consummation due to missing Issue Date. Tested using an estimated Date Issued based on best information available. (Initial/04/XX/2019)                                                                                                                                       (GSE/Agency  (GSE/Agency
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              COMMENT: 2024/XX/08: The Closing Disclosure is incomplete, it does not have issue date and 5th page is blank.                                                                                                                                                                                                         Eligible)    Eligible)
2797382779 XXX       XXX       XXX       2                                                                                                                                                                                                                                  2           *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Prepaid Interest From Date from HUD-1 or final closing disclosure of 02/XX/2008 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                          B           B           Yes      Yes       Final HUD1 FL    2/XX/2008    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                        *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
3207058109 XXX       XXX       XXX       2                                                                                                                                                                                                                                  2           *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Prepaid Interest From Date from HUD-1 or final closing disclosure of 04/XX/2012 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                          B           B           Yes      Yes       Final HUD1 NY    4/XX/2012    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                        *** (OPEN) RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) RESPA (2010) - 10% Tolerance Without Cure: RESPA (2010): 10% tolerance violation without  evidence of sufficient cure provided. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) RESPA (2010) - Written Service Provider List Not Provided Timely: RESPA (2010) - Borrower did not receive a list of service providers at the time the Good Faith Estimate was provided. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2
3774332254 XXX       XXX       XXX       1        1                                                                                                                                                                                                                         1           *** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV1                                                                                                                                                                                                                                                                                                                                                                                                                        B           B           Yes      No                   PA    10/XX/2019   Refinance     Primary     XXX        $XXX                  Temporary    Temporary
                                                                                                                                                                                                                                                                                        *** (CURED) TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Sufficient or excess cure was provided to the borrower at                                                                                                                                                                                                                                                                                                                              SHQM         SHQM
                                                                                                                                                                                                                                                                                        Closing. (7506) - EV1                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       (GSE/Agency  (GSE/Agency
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Eligible)    Eligible)
3552844820 XXX       XXX       XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV1                                                                                                                                                             2           *** (OPEN) (Fed HPML Provision) Federal Higher-Priced Mortgage Loan (Ability to Repay Not Verified): Federal Higher Priced Mortgage Loan:  Borrower's ability to repay not verified with reliable documentation. - EV2                                                                                                                                                                                                                                                                  B           B           Yes      Yes       Final HUD1 NC    12/XX/2010   Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                        *** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Federal HPML 2009 Non Compliant: Federal Higher-Priced Mortgage Loan: APR on subject loan of 5.63559% or Final Disclosure APR of 5.65700% is equal to or greater than the threshold of APOR 3.13% + 1.5%, or 4.63000%.  Non-Compliant Higher Priced Mortgage Loan. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: Unable to test GFE Estimate Available Through Date due to missing information. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) RESPA (2010) -  Existence of Escrow Account on Final GFE Inaccurate: Unable to determine if the Final GFE indicates the loan contains an escrow payment due to missing information. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) RESPA (2010) -  First Change Date on Final HUD-1 Inaccurate: RESPA (2010): First Change Date on Final HUD-1 does not match First Change Date on Note. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) RESPA (2010) -  Incorrect GFE Form Used: RESPA (2010) - Good Faith Estimate not on the proper 2010 GFE form. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) RESPA (2010) -  Initial Payment on GFE Inaccurate: Unable to determine if the Final GFE reflects the actual payment due to missing information. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) RESPA (2010) -  Interest Rate on GFE Inaccurate: Unable to determine if the Final GFE reflects the actual interest rate due to missing information. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) RESPA (2010) -  Loan Amount on Final GFE Inaccurate: Unable to determine if the Final GFE reflects the actual Loan Amount due to missing information. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) RESPA (2010) -  Loan Term on Final GFE Inaccurate: Unable to determine if the Final GFE reflects the actual Loan Term due to missing information. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) RESPA (2010) - 0% Tolerance (Line 1203) Without Cure: Unable to determine if there was a variance between the Final GFE and the Final HUD-1 for GFE Block 8/HUD 1203 Transfer Tax Fees without a cure due to missing information. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) RESPA (2010) - 0% Tolerance (Line 801) Without Cure: Unable to determine if there was a variance between the Final GFE and the Final HUD-1 for GFE Block 1/HUD 801 Fees without a cure due to missing information. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) RESPA (2010) - 0% Tolerance (Line 802) Without Cure: Unable to determine if there was a variance between the Final GFE and the Final HUD-1 for GFE Block 2/HUD 802 Fees without a cure due to missing information. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) RESPA (2010) - 0% Tolerance (Line 803) Without Cure: Unable to determine if there was a variance between the Final GFE and the Final HUD-1 for GFE Block A/HUD 803 Fees without a cure due to missing information. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) RESPA (2010) - 10% Tolerance Without Cure: Unable to determine if there was a variance between the Final GFE and the Final HUD-1 for GFE and HUD 10% Fees without a cure due to missing information. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) RESPA (2010) - GFE column on HUD Comparison Chart Inaccurate: Unable to determine if the Good Faith Estimate column on page 3 of the Final HUD-1 is accurate as compared to the most recently disclosed Good Faith Estimate due to missing information. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) RESPA (2010) - Written Service Provider List Missing: Unable to determine if the borrower received a list of service providers due to missing information. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) RESPA -  Initial Escrow Account Statement Missing: RESPA: Initial escrow account statement was not provided to the borrower. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) RESPA -  Initial GFE Missing: Unable to determine if the Good Faith Estimate was provided due to missing information. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: RESPA: Initial GFE not provided to Borrower(s) within three (3) business days of Application Date. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) RESPA - Incorrect HUD-1 Form Used: Unable to determine if the Final HUD-1 Settlement Statement is on the proper 2010 form due to missing information. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) TIL-MDIA - Initial TIL Missing: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not provided to the borrower. - EV2
                                                                                                                                                                                                                                                                                        *** (CLEARED) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV1
                                                                                                                                                                                                                                                                                        *** (CLEARED) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV1
3610581547 XXX       XXX       XXX       3                *** (OPEN) Missing Document: Missing Final 1003 - EV1                                                                                                                                                             3           *** (OPEN) Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. HELOC Fee Agreement also not in file or does not disclose fees, any applicable Federal, State or Local compliance        *** (OPEN) Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.               D           D           No       No        Missing    MA    7/XX/2003    Refinance     UTD         XXX        $XXX
                                                                                                                                                                                                                                                                                        testing impacted by points and fees is unreliable. - EV3                                                                                                                                                                                                                                              COMMENT: 2024/XX/04: Receipt Date Missing
                                                                                                                                                                                                                                                                                        *** (OPEN) Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 07/XX/2003 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Massachusetts Open End Late Charge Percent and Amount Testing: Unable to determine if late charge exceeds state maximum due to missing information. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2003 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) TILA HELOC - Credit Agreement Not Provided Timely: Truth in Lending Act (HELOC): Credit Agreement not provided to borrower at time of account opening. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2
3535120013 XXX       XXX       XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV1                                                                                                                                                             2           *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 05/XX/2003 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                                                            B           B           No       Yes       Final HUD1 CA    5/XX/2003    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                        *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act:  Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s). - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 05/XX/2003, prior to three (3) business days from transaction date of 5/XX/2003 12:00:00 AM. - EV2
                                                                                                                                                                                                                                                                                        *** (CLEARED) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV1
3200835749 XXX       XXX       XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                     2           *** (OPEN) ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information. - EV2                                                                                                                                                                                                                                                                                                                        B           B           Yes      Yes       Final HUD1 CA    3/XX/2007    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                        *** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Prepaid Interest From Date from HUD-1 or final closing disclosure of 03/XX/2007 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 03/XX/2007, prior to three (3) business days from transaction date of 3/XX/2007 12:00:00 AM. - EV2
3285819875 XXX       XXX       XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV1                                                                                                                                                             2           *** (OPEN) ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information. - EV2                                                                                                                                                                                                                                                                                                                        B           B           No       Yes       Final HUD1 FL    7/XX/2003    Purchase      UTD         XXX        $XXX
                                                                                                                                                                                                                                                                                        *** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 07/XX/2003 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2
                                                                                                                                                                                                                                                                                        *** (CLEARED) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV1
3644063836 XXX       XXX       XXX       2                                                                                                                                                                                                                                  2           *** (OPEN) ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information. - EV2                                                                                                                                                                                                                                                                                                                        B           B           Yes      Yes       Final HUD1 IN    5/XX/2006    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                        *** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Prepaid Interest From Date from HUD-1 or final closing disclosure of 05/XX/2006 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                        *** (CLEARED) ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV1
3160579822 XXX       XXX       XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV1                                                                                                                                                             2           *** (OPEN) (Doc Error) GFE Error: There is no evidence that the interest rate was locked prior to closing - EV2                                                                                                                                                                                                                                                                                                                                                                         B           B           Yes      Yes       Final HUD1 TX    3/XX/2010    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                        *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 04/XX/2010, prior to three (3) business days from transaction date of 4/XX/2010 12:00:00 AM. - EV2
3593645118 XXX       XXX       XXX       3                *** (OPEN) Income documentation requirements not met. - EV3                                       *** (OPEN) Income documentation requirements not met.                                                           3           *** (OPEN) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due Diligence Loan Designation of Safe Harbor QM. - EV3                                                                        *** (OPEN) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due        B           C           Yes      No                   VA    7/XX/2020    Refinance     Primary     XXX        $XXX                  Temporary    Safe Harbor
                                                          *** (OPEN) This loan closed during the COVID-19 affected timeframe. VOE was not provided within   COMMENT: 2024/XX/07: Missing verification of employment dated within 10 days of note.                                       *** (OPEN) QM Employment History - Current and/or Previous Employment Documentation lacks Date Info: Qualified Mortgage (Dodd-Frank 2014): Missing Employment Dates to verify two years employment history for current and/or prior employment. (XXX/14268841) - EV2                                  Diligence Loan Designation of Safe Harbor QM.                                                                                                                                                                                                                                                                         SHQM         QM
                                                          10 days before note date or prior to disbursement date. At least one of these requirements are    *** (OPEN) This loan closed during the COVID-19 affected timeframe. VOE was not provided within 10 days before              *** (CURED) TRID Ten Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $XXX exceeds tolerance of $XXX plus 10% or $XXX.  Sufficient or excess cure was provided to the borrower at Closing. COMMENT: 2024/XX/06: Loan designation discrepancy is due to missing verification of employment dated within 10 days of note.                                                                                                                                                                                          (GSE/Agency
                                                          missing:  Employer Letter, Paystub, Account Statement within 10 days before note date or prior to note date or prior to disbursement date. At least one of these requirements are missing:  Employer Letter,                  (0) - EV1                                                                                                                                                                                                                                                                                             *** (OPEN) QM Employment History - Current and/or Previous Employment Documentation lacks Date Info: Qualified Mortgage (Dodd-Frank 2014): Missing Employment Dates to verify two                                                                                                                                     Eligible)
                                                          disbursement date.: Borrower: XXX // Employment Type: Employment / Income Type: Wages / Start     Paystub, Account Statement within 10 days before note date or prior to disbursement date.: Borrower: XXX //                 *** (CURED) TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Sufficient or excess cure was provided to the borrower at    years employment history for current and/or prior employment. (XXX/14268841)
                                                          Date: 06/XX/2019 - EV3                                                                            Employment Type: Employment / Income Type: Wages / Start Date: 06/XX/2019                                                   Closing. (7520) - EV1                                                                                                                                                                                                                                                                                 COMMENT: 2024/XX/07: Missing verification of employment dated within 10 days of note.
                                                          *** (OPEN) Verification(s) of employment is not within 10 business days of the Note.: Borrower:   COMMENT: 2024/XX/07: VVOE is required to be provided within 10 business days prior to closing for previous                  *** (CURED) TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Sufficient or excess cure was provided to the borrower at        *** (CURED) TRID Ten Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of
                                                          XXX // Employment Type: Employment / Income Type: Wages / Start Date: 06/XX/2019 - EV3            employment.                                                                                                                 Closing. (7506) - EV1                                                                                                                                                                                                                                                                                 $XXX exceeds tolerance of $XXX plus 10% or $XXX.  Sufficient or excess cure was provided to the borrower at Closing. (0)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              COMMENT: 2024/XX/07: Sufficient cure provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              *** (CURED) TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              Report Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Sufficient or excess cure was provided to the borrower at Closing. (7520)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              COMMENT: 2024/XX/07: Sufficient cure provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              *** (CURED) TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Sufficient or excess cure was provided to the borrower at Closing. (7506)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              COMMENT: 2024/XX/07: Sufficient cure provided.
3591658122 XXX       XXX       XXX       2                                                                                                                                                                                                                                  2           *** (OPEN) RESPA (2010) - 10% Tolerance Without Cure: RESPA (2010): 10% tolerance violation without  evidence of sufficient cure provided. - EV2                                                                                                                                                                                                                                                                                                                                        B           B           No       Yes       Final HUD1 AL    4/XX/2013    Purchase      Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                        *** (OPEN) RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet. - EV2
2949106709 XXX       XXX       XXX       2                *** (OPEN) FHA Informed  Consumer Choice Disclosure is missing.: Disclosure: FHA - Informed                                                                                                                       2           *** (OPEN) (Doc Error) Initial GFE not provided - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                   B           B           No       Yes       Final HUD1 WV    1/XX/1994    Purchase      Primary     XXX        $XXX
                                                          Consumer Choice Disclosure (Government Documents) - EV3                                                                                                                                                                       *** (OPEN) ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2
                                                          *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                                 *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2
                                                          *** (OPEN) Missing Document: FHA Case Number Assignment not provided - EV3                                                                                                                                                    *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Prepaid Interest From Date from HUD-1 or final closing disclosure of 01/XX/1994 used as disbursement date for compliance testing. - EV2
                                                          *** (OPEN) Missing Document: HUD/VA 92900-A not provided - EV3                                                                                                                                                                *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                          *** (OPEN) Missing Document: Missing Final 1003 - EV1                                                                                                                                                                         *** (OPEN) FHA Case Number Assignment Date Missing: FHA Case # Assignment Date missing.  Creditor application date used as FHA case # assignment date for purposes of any applicable compliance testing. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
3115564595 XXX       XXX       XXX       3        3       *** (OPEN) E-sign Consent Agreement is missing.: Disclosure: E-Sign Consent Agreement - EV3       *** (OPEN) E-sign Consent Agreement is missing.: Disclosure: E-Sign Consent Agreement                           1           *** (CURED) TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Sufficient or excess cure was provided to the borrower at                                                                                                                                                                                          A           A           Yes      No                   CA    8/XX/2022    Purchase      Primary     XXX        $XXX                  Exempt from  Exempt from
                                                                                                                                                            COMMENT: 2025/XX/23: E-sign Consent Agreement is missing.                                                                   Closing. (7506) - EV1                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       ATR          ATR
3468359548 XXX       XXX       XXX       3        3       *** (OPEN) Income documentation requirements not met. - EV3                                       *** (OPEN) Income documentation requirements not met.                                                           3           *** (OPEN) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM (APOR) does not match Due Diligence Loan Designation of QM (APOR) Risk. - EV3                                                                                       *** (OPEN) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM (APOR) does not match Due Diligence Loan        C           C           No       No                   TX    3/XX/2024    Purchase      Second Home XXX        $XXX                  Safe Harbor  QM (APOR)
                                                          *** (OPEN) Due diligence review based on non-origination guidelines (i.e. aggregator, seller). -  COMMENT: 2025/XX/28: DU required two years of income verification. B1 only has 18 months verified. Missing W2s              *** (OPEN) General QM Provision Investor Guidelines Violation: General QM: Based on the loan failing one or more guideline components, the loan is at QM risk. - EV3                                                                                                                                  Designation of QM (APOR) Risk.                                                                                                                                                                                                                                                                                        QM (APOR)    Risk
                                                          EV2                                                                                               from previous employer.                                                                                                     *** (OPEN) Income/Asset Guideline Deficiency - QM Impact: General QM:  There are guideline deficiencies related to income and/or asset doc requirements which could result in a risk to the borrower's ability to repay.  (Exception is eligible to be regraded with compensating factors.) - EV3     COMMENT: 2025/XX/23: Originator Loan Designation of Safe Harbor QM (APOR) does not match Due Diligence Loan Designation of QM (APOR)Fail due to loan is failing Points and Fees.
                                                                                                                                                            *** (OPEN) Due diligence review based on non-origination guidelines (i.e. aggregator, seller).                              *** (OPEN) ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before       *** (OPEN) General QM Provision Investor Guidelines Violation: General QM: Based on the loan failing one or more guideline components, the loan is at QM risk.
                                                                                                                                                            COMMENT: 2025/XX/23: AUS with Approve Eligible used to review.                                                              closing. (Type:Primary/02/XX/2024) - EV2                                                                                                                                                                                                                                                              COMMENT: 2025/XX/28: DU required two years of income verification. B1 only has 18 months verified. Missing W2s from previous employer.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              *** (OPEN) Income/Asset Guideline Deficiency - QM Impact: General QM:  There are guideline deficiencies related to income and/or asset doc requirements which could result in a risk to the borrower's ability to repay.  (Exception is eligible to be regraded with compensating factors.)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              COMMENT: 2025/XX/28: DU required two years of income verification. B1 only has 18 months verified. Missing W2s from previous employer.
3352165181 XXX       XXX       XXX       3        3       *** (OPEN) CAIVRS Authorization is missing.: Disclosure: CAIVRS Authorization (Government         *** (OPEN) CAIVRS Authorization is missing.: Disclosure: CAIVRS Authorization (Government Documents)            3           *** (OPEN) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of VA Safe Harbor QM does not match Due Diligence Loan Designation of ATR Fail. - EV3                                                                                                 *** (OPEN) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of VA Safe Harbor QM does not match Due Diligence Loan            C           C           Yes      Yes       Final HUD1 FL    5/XX/2015    Refinance     Primary     XXX        $XXX                  VA Safe      ATR Fail
                                                          Documents) - EV3                                                                                  COMMENT: 2025/XX/28: CAIVRS Authorization is missing from the file.                                                         *** (OPEN) General Ability To Repay - Missing Investor Guideline Qualifying Total Debt Ratio: Unable to complete ATR testing due to missing investor guideline qualifying total debt ratio. - EV3                                                                                                     Designation of ATR Fail.                                                                                                                                                                                                                                                                                              Harbor QM
                                                          *** (OPEN) Counseling Checklist for Military Homebuyers is missing.: Disclosure: VA - Counseling  *** (OPEN) Counseling Checklist for Military Homebuyers is missing.: Disclosure: VA - Counseling Checklist for              *** (OPEN) General Ability To Repay Provision Income and Assets - No Income Provided: Ability to Repay (Dodd-Frank 2014): No income or assets converted to a monthly amount was provided to demonstrate ability to repay. - EV3                                                                       COMMENT: 2025/XX/28: Loan is failing VA IRRRL Net Tangible Benefit Test and is missing IRRRL worksheet, causing the loan to waterfall through QM testing, resulting in a Loan
                                                          Checklist for Military Homebuyers (Government Documents) - EV3                                    Military Homebuyers (Government Documents)                                                                                  *** (OPEN) No Income Provided: Qualified Mortgage (Dodd-Frank 2014):  No income was provided to demonstrate compliance with Appendix Q requirements. - EV3                                                                                                                                            Designation discrepancy.
                                                          *** (OPEN) Loan Guaranty Certificate is missing.: Disclosure: VA - Loan Guaranty Certificate      COMMENT: 2025/XX/28: The file is missing the Counseling Checklist for Military Homebuyers.                                  *** (OPEN) QM DTI: Unable to determine compliance with QM Total Debt Ratio requirements due to missing QM Total Debt Ratio information. - EV3                                                                                                                                                         *** (OPEN) General Ability To Repay - Missing Investor Guideline Qualifying Total Debt Ratio: Unable to complete ATR testing due to missing investor guideline qualifying total
                                                          (Government Documents) - EV3                                                                      *** (OPEN) Loan Guaranty Certificate is missing.: Disclosure: VA - Loan Guaranty Certificate (Government                    *** (OPEN) VA IRRRL NTB Test: VA Qualified Mortgage (Dodd-Frank 2014) - Requirements for IRRRL NTB not met. - EV3                                                                                                                                                                                     debt ratio.
                                                          *** (OPEN) Missing Document: Approval not provided - EV3                                          Documents)                                                                                                                  *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2             COMMENT: 2025/XX/28: Loan is failing VA IRRRL Net Tangible Benefit Test and is missing IRRRL worksheet, causing the loan to waterfall through QM testing, resulting in an ATR
                                                          *** (OPEN) Missing Document: General XXX Administration (GSA) not provided - EV3                  COMMENT: 2025/XX/28: The file is missing the Loan Guaranty Certificate.                                                     *** (OPEN) TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act:  Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s). - EV2                                                                                             failure.
                                                          *** (OPEN) Missing Document: Limited Denials of Participation (LDP) not provided - EV3            *** (OPEN) Missing Document: Approval not provided                                                                                                                                                                                                                                                                                                                                                                                *** (OPEN) General Ability To Repay Provision Income and Assets - No Income Provided: Ability to Repay (Dodd-Frank 2014): No income or assets converted to a monthly amount was
                                                          *** (OPEN) VA IRRRL Worksheet VA 26-8923 is missing.: Disclosure: VA - IRRRL Worksheet VA 26-8923 COMMENT: 2025/XX/28: The approval is missing from the file.                                                                                                                                                                                                                                                                                                                                                                       provided to demonstrate ability to repay.
                                                          (Government Documents) - EV3                                                                      *** (OPEN) Missing Document: General XXX Administration (GSA) not provided                                                                                                                                                                                                                                                                                                                                                        COMMENT: 2025/XX/28: Loan is failing VA IRRRL Net Tangible Benefit Test and is missing IRRRL worksheet, causing the loan to waterfall through QM testing, resulting in an ATR
                                                          *** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most   COMMENT: 2025/XX/28: The GSA is missing from the file.                                                                                                                                                                                                                                                                                                                                                                            failure.
                                                          recent FEMA disaster. - EV1                                                                       *** (OPEN) Missing Document: Limited Denials of Participation (LDP) not provided                                                                                                                                                                                                                                                                                                                                                  *** (OPEN) No Income Provided: Qualified Mortgage (Dodd-Frank 2014):  No income was provided to demonstrate compliance with Appendix Q requirements.
                                                                                                                                                            COMMENT: 2025/XX/28: LDP is missing from the file.                                                                                                                                                                                                                                                                                                                                                                                COMMENT: 2025/XX/28: Loan is failing VA IRRRL Net Tangible Benefit Test, causing the loan to waterfall through QM testing.
                                                                                                                                                            *** (OPEN) VA IRRRL Worksheet VA 26-8923 is missing.: Disclosure: VA - IRRRL Worksheet VA 26-8923 (Government                                                                                                                                                                                                                                                                                                                     *** (OPEN) QM DTI: Unable to determine compliance with QM Total Debt Ratio requirements due to missing QM Total Debt Ratio information.
                                                                                                                                                            Documents)                                                                                                                                                                                                                                                                                                                                                                                                                        COMMENT: 2025/XX/28: Loan is failing VA IRRRL Net Tangible Benefit Test and is missing IRRRL worksheet, causing the loan to waterfall through QM testing, resulting in a QM
                                                                                                                                                            COMMENT: 2025/XX/28: The file is missing the VA-IRRRL Worksheet.                                                                                                                                                                                                                                                                                                                                                                  failure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              *** (OPEN) VA IRRRL NTB Test: VA Qualified Mortgage (Dodd-Frank 2014) - Requirements for IRRRL NTB not met.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              COMMENT: 2025/XX/28: Prior loan has an interest rate less than subject rate and no evidence prior loan was an ARM loan.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              COMMENT: 2025/XX/28: Affiliated Business Arrangement Disclosure to applicant within three business days of application.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              *** (OPEN) TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act:  Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s).
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              COMMENT: 2025/XX/28: Notice if Right to Cancel reflects an expiration date of 5/XX/2015, which is less than 3 days after borrower signed closing documents date of 5/XX/2015.
3807464498 XXX       XXX       XXX       3        1                                                                                                                                                                                                                         3           *** (OPEN) (Missing Doc) Incomplete loan images/file - EV3                                                                                                                                                                                                                                            *** (OPEN) (Missing Doc) Incomplete loan images/file                                                                                                                              D           D                    No
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              COMMENT: 2025/XX/04: The file is missing one or more of the core documents required for a review.  Please provide a initial 1003, an AUS, Approval or 1008, income verification, asset verification, an origination credit report, and all issued TIL's, GFE's and HUD1's.
3814274472 XXX       XXX       XXX       3        3       *** (OPEN) E-sign Consent Agreement is missing.: Disclosure: E-Sign Consent Agreement - EV3       *** (OPEN) The Hazard Insurance Policy effective date is after the funds disbursed.                             2           *** (OPEN) ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/XX/XX/2022) - EV2               *** (OPEN) ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each B           B           Yes      No                   OR    6/XX/2022    Purchase      Primary     XXX        $XXX                  Safe Harbor  Safe Harbor
                                                          *** (OPEN) The Hazard Insurance Policy effective date is after the funds disbursed. - EV3         COMMENT: 2025/XX/23: Hazard Insurance Policy Effective Date 06/XX/2022; Disbursement Date: 06/XX/2022; Note                 *** (OPEN) TRID Final Closing Disclosure Total Of Payments: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on 05/XX/2022 disclosed an inaccurate Total of Payments on page 5 that does not match the actual total of payments for the loan (fee amounts      valuation to applicant three (3) business days prior to consummation. (Type:Primary/XX/XX/2022)                                                                                                                                                                                                                       QM (APOR)    QM (APOR)
                                                          *** (OPEN) Due diligence review based on non-origination guidelines (i.e. aggregator, seller). -  Date: 06/XX/2022; Transaction Date: 06/XX/2022                                                                              included in TOP calculation are based on Closing Disclosure dated 06/XX/2022).  The disclosed Total of Payments in the amount of $XXX is under disclosed by $XXX compared to the calculated total of payments of $XXX which exceeds the $XXX threshold. (Final/05/XX/2022) - EV2                      COMMENT: 2025/XX/23: Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.
                                                          EV2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 *** (OPEN) TRID Final Closing Disclosure Total Of Payments: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on 05/XX/2022 disclosed an inaccurate Total of Payments on page 5 that does not match the actual total of payments for the loan (fee amounts included in TOP calculation are based on Closing Disclosure dated 06/XX/2022).  The disclosed Total of Payments in the amount of $XXX is under disclosed by $XXX compared to the calculated total of payments of $XXX which exceeds the $XXX threshold. (Final/05/XX/2022)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              COMMENT: 2025/XX/23: Final Closing Disclosure provided on 05/XX/2022 disclosed an inaccurate Total of Payments on page 5 that does not match the actual total of payments for the loan (fee amounts included in TOP calculation are based on Closing Disclosure dated 06/XX/2022). The disclosed Total of Payments in the amount of $XXX is under disclosed by $XXX compared to the calculated total of payments of $XXX which exceeds the $XXX threshold.
3029926357 XXX       XXX       XXX       2        2       *** (OPEN) Due diligence review based on non-origination guidelines (i.e. aggregator, seller). -                                                                                                                  2           *** (OPEN) ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/06/XX/2023) - EV2               *** (OPEN) ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each B           B           Yes      No                   TX    7/XX/2023    Refinance     Primary     XXX        $XXX                  Safe Harbor  Safe Harbor
                                                          EV2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 valuation to applicant three (3) business days prior to consummation. (Type:Primary/06/XX/2023)                                                                                                                                                                                                                       QM (APOR)    QM (APOR)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              COMMENT: 2025/XX/23: No evidence that borrower received a copy of appraisal 3 business days to closing.
2999466621 XXX       XXX       XXX       3        2       *** (OPEN) Due diligence review based on non-origination guidelines (i.e. aggregator, seller). -  *** (OPEN) Due diligence review based on non-origination guidelines (i.e. aggregator, seller).                  2           *** (OPEN) ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before       *** (OPEN) ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy   B           B           Yes      No                   CA    1/XX/2023    Purchase      Primary     XXX        $XXX                  Safe Harbor  Safe Harbor
                                                          EV2                                                                                               COMMENT: 2025/XX/23: Deal settings indicate origination guidelines are not available for this review.                       closing. (Type:Primary/01/XX/2023) - EV2                                                                                                                                                                                                                                                              of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing. (Type:Primary/01/XX/2023)                                                                                                                                                                    QM (APOR)    QM (APOR)
                                                                                                                                                                                                                                                                                        *** (CURED) TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Sufficient or excess cure was provided to the borrower at        COMMENT: 2025/XX/23: Appraisal report dated 01/XX/2023 is missing evidence of borrower receipt.
                                                                                                                                                                                                                                                                                        Closing. (7506) - EV1
3713359399 XXX       XXX       XXX       3        3       *** (OPEN) AUS/Guideline Findings: All conditions were not met - EV3                              *** (OPEN) AUS/Guideline Findings: All conditions were not met                                                  3           *** (OPEN) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of HUD Safe Harbor QM does not match Due Diligence Loan Designation of Non QM. - EV3                                                                                                  *** (OPEN) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of HUD Safe Harbor QM does not match Due Diligence Loan           C           C           Yes      No                   AZ    12/XX/2023   Purchase      Primary     XXX        $XXX                  HUD Safe     Non QM
                                                          *** (OPEN) FHA - Informed Consumer Choice Disclosure was not provided to borrower within 3        COMMENT: 2025/XX/28: Evidence of borrower's investment from own funds ins the amoun of $XXX as required by the              *** (OPEN) HUD QM AU Finding Fail: HUD Qualified Mortgage (Dodd-Frank 2014): Subject loan is not eligible to be insured or guaranteed by FHA. - EV3                                                                                                                                                   Designation of Non QM.                                                                                                                                                                                                                                                                                                Harbor QM
                                                          business days of the loan application.: Disclosure: FHA - Informed Consumer Choice Disclosure     AUS is missing.                                                                                                             *** (OPEN) QM DTI: Qualified Mortgage (Dodd-Frank 2014): Total Debt to Income Ratio exceeds 43% and the images do not provide evidence loan is eligible for purchase, guarantee or insurance by the appropriate agency. - EV3                                                                         COMMENT: 2025/XX/28: A copy of the mortgage insurance certificate and evidence of borrower's minimum contribution from own funds are missing which caused the loan to test as Non
                                                          (Government Documents) - EV3                                                                      *** (OPEN) FHA - Informed Consumer Choice Disclosure was not provided to borrower within 3 business days of the             *** (OPEN) ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/12/XX/2023) - EV2               QM.
                                                          *** (OPEN) Mortgage Insurance Certificate and Mortgage Insurance Evidence are missing. - EV3      loan application.: Disclosure: FHA - Informed Consumer Choice Disclosure (Government Documents)                             *** (OPEN) TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (Initial/XX/XX/2023) - EV2                                                                      *** (OPEN) HUD QM AU Finding Fail: HUD Qualified Mortgage (Dodd-Frank 2014): Subject loan is not eligible to be insured or guaranteed by FHA.
                                                          *** (OPEN) The FHA Minimum Required Investment was not met per the Total Calculated Cash to Close COMMENT: 2025/XX/23: Disclosure is not provided within 3 days from the application                                                                                                                                                                                                                                                                                                                                                COMMENT: 2025/XX/28: A copy of the mortgage insurance certificate and evidence of borrower's minimum contribution from own funds are missing
                                                          on the CD and per the documented Assets in file. - EV3                                            *** (OPEN) Mortgage Insurance Certificate and Mortgage Insurance Evidence are missing.                                                                                                                                                                                                                                                                                                                                            *** (OPEN) QM DTI: Qualified Mortgage (Dodd-Frank 2014): Total Debt to Income Ratio exceeds 43% and the images do not provide evidence loan is eligible for purchase, guarantee
                                                          *** (OPEN) Due diligence review based on non-origination guidelines (i.e. aggregator, seller). -  COMMENT: 2025/XX/23: Mortgage Insurance Certificate is not provided in file                                                                                                                                                                                                                                                                                                                                                       or insurance by the appropriate agency.
                                                          EV2                                                                                               *** (OPEN) The FHA Minimum Required Investment was not met per the Total Calculated Cash to Close on the CD and                                                                                                                                                                                                                                                                                                                   COMMENT: 2025/XX/28: A copy of the mortgage insurance certificate and evidence of borrower's minimum contribution from own funds are missing which caused the loan to test to QM
                                                          *** (OPEN) FHA - Important Notice to Homebuyer (92900-B) was not provided within three days of    per the documented Assets in file.                                                                                                                                                                                                                                                                                                                                                                                                standard requirements.
                                                          the application date.: Disclosure: FHA - Important Notice to Homebuyer (92900-B) (Government      COMMENT: 2025/XX/23: FHA Minimum Required Investment was not met as total borrower contribution is less than                                                                                                                                                                                                                                                                                                                      *** (OPEN) ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each
                                                          Documents) - EV2                                                                                  the requirement                                                                                                                                                                                                                                                                                                                                                                                                                   valuation to applicant three (3) business days prior to consummation. (Type:Primary/12/XX/2023)
                                                          *** (OPEN) FHA - Initial HUD Addendum to the Loan Application 92900-A was not provided within     *** (OPEN) Due diligence review based on non-origination guidelines (i.e. aggregator, seller).                                                                                                                                                                                                                                                                                                                                    COMMENT: 2025/XX/23: Acknowledgement of valuation provided to borrower at least  three (3) business days prior to consummation is not present in file.
                                                          three days of the application date.: Disclosure: FHA - Initial HUD Addendum to the Loan           COMMENT: 2025/XX/23: Reviewed and updated as per documentation in file.                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business
                                                          Application 92900-A (Government Documents) - EV2                                                  *** (OPEN) FHA - Important Notice to Homebuyer (92900-B) was not provided within three days of the application                                                                                                                                                                                                                                                                                                                    days prior to closing. (Initial/XX/XX/2023)
                                                                                                                                                            date.: Disclosure: FHA - Important Notice to Homebuyer (92900-B) (Government Documents)                                                                                                                                                                                                                                                                                                                                           COMMENT: 2025/XX/23: Signed copy of closing disclosure is not provided in file for 12/XX/2023
                                                                                                                                                            COMMENT: 2025/XX/23: Disclosure is not provided within 3 days from the application
                                                                                                                                                            *** (OPEN) FHA - Initial HUD Addendum to the Loan Application 92900-A was not provided within three days of the application date.: Disclosure: FHA - Initial HUD Addendum to the Loan Application 92900-A (Government
                                                                                                                                                            Documents)
                                                                                                                                                            COMMENT: 2025/XX/23: Disclosure is not provided within 3 days from the application
3527513321 XXX       XXX       XXX       3        3       *** (OPEN) Insufficient Coverage: Hazard insurance coverage amount is insufficient. - EV3         *** (OPEN) Insufficient Coverage: Hazard insurance coverage amount is insufficient.                             1           *** (CURED) TRID Ten Percent Tolerance Violation With Sufficient Cure - 1026.19(f)(2) Cure: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $XXX exceeds tolerance of $XXX plus 10% or $XXX.  Sufficient or excess cure was provided to the borrower. (0) - EV1 *** (CURED) TRID Ten Percent Tolerance Violation With Sufficient Cure - 1026.19(f)(2) Cure: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of A           A           Yes      No                   OR    2/XX/2022    Refinance     Primary     XXX        $XXX                  VA Safe      VA Safe
                                                          *** (OPEN) Due diligence review based on non-origination guidelines (i.e. aggregator, seller). -  COMMENT: 2025/XX/23: Provided hazard insurance is having insufficient coverage. Please provide updated                                                                                                                                                                                                                                                                                                                            $XXX exceeds tolerance of $XXX plus 10% or $XXX.  Sufficient or excess cure was provided to the borrower. (0)                                                                                                                                                                                                         Harbor QM    Harbor QM
                                                          EV2                                                                                               insurance policy with extended coverage or provide replacement cost estimator.                                                                                                                                                                                                                                                                                                                                                    COMMENT: 2025/XX/23: Ten Percent Fee Tolerance exceeded. Total amount of $XXX exceeds tolerance of $XXX plus 10% or $XXX. Sufficient or excess cure was provided to the borrower
3205221639 XXX       XXX       XXX       3        3       *** (OPEN) Available for Closing is insufficient to cover Cash From Borrower. - EV3                                                                                                                               2           *** (OPEN) RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List of Homeownership Counseling Organizations to borrower. - EV2                                                                             *** (OPEN) TRID Final Closing Disclosure No Seller Paid Fees Primary Residence First Lien: TRID Final Closing Disclosure 08/XX/2020 on a first lien purchase transaction did not  B           B           Yes      No                   TX    8/XX/2020    Purchase      Primary     XXX        $XXX                  Temporary    Temporary
                                                          *** (OPEN) Due diligence review based on non-origination guidelines (i.e. aggregator, seller). -                                                                                                                              *** (OPEN) TRID Final Closing Disclosure No Seller Paid Fees Primary Residence First Lien: TRID Final Closing Disclosure 08/XX/2020 on a first lien purchase transaction did not disclose any Seller paid fees/charges on page 2. (Final/08/XX/2020) - EV2                                            disclose any Seller paid fees/charges on page 2. (Final/08/XX/2020)                                                                                                                                                                                                                                                   SHQM         SHQM
                                                          EV2                                                                                                                                                                                                                           *** (OPEN) TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $XXX exceeds tolerance of $XXX plus 10% or $XXX.  Insufficient or no cure was provided to the borrower. (0) - EV2             COMMENT: 2025/XX/24: Missing Seller Closing Disclosure.  The Seller paid fees on the Consumer's CD are $XXX.                                                                                                                                                                                                          (GSE/Agency  (GSE/Agency
                                                          *** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most                                                                                                                               *** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Attorney Review Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7588) - EV2  *** (OPEN) TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $XXX                                                                                                                                          Eligible)    Eligible)
                                                          recent FEMA disaster. - EV1                                                                                                                                                                                                   *** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Tax Service Fee (Life Of Loan).  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower.    exceeds tolerance of $XXX plus 10% or $XXX.  Insufficient or no cure was provided to the borrower. (0)
                                                                                                                                                                                                                                                                                        (7580) - EV2                                                                                                                                                                                                                                                                                          COMMENT: 2025/XX/24: Fees added on (#2) Revised LE issued 7/XX/2020 with no valid Change of Circumstance evident.  No cure was provided to the Borrower.
                                                                                                                                                                                                                                                                                        *** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Flood Certification (Life Of Loan).  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the          *** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Attorney Review Fee.
                                                                                                                                                                                                                                                                                        borrower. (7579) - EV2                                                                                                                                                                                                                                                                                Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7588)
                                                                                                                                                                                                                                                                                        *** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Processing Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7548) - EV2       COMMENT: 2025/XX/24: Fee added on (#2) Revised LE issued 7/XX/2020 with no valid Change of Circumstance evident.  No cure was provided to the Borrower.
                                                                                                                                                                                                                                                                                        *** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for MERS Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7539) - EV2             *** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Tax Service Fee
                                                                                                                                                                                                                                                                                        *** (CURED) TRID Final Closing Disclosure Estimated Escrow Payment Over Disclosed: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on 08/XX/2020 disclosed an escrow payment for payment stream 2 that does not match the actual payment for the loan.       (Life Of Loan).  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7580)
                                                                                                                                                                                                                                                                                        (ProjSeq:2/2691173) - EV1                                                                                                                                                                                                                                                                             COMMENT: 2025/XX/24: Fee added on (#2) Revised LE issued 7/XX/2020 with no valid Change of Circumstance evident.  No cure was provided to the Borrower.
                                                                                                                                                                                                                                                                                        *** (CURED) TRID Final Closing Disclosure Estimated Escrow Payment Over Disclosed Test: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on 08/XX/2020 disclosed an escrow payment for payment stream 1 that does not match the actual payment for the loan.  *** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Flood Certification
                                                                                                                                                                                                                                                                                        (ProjSeq:1/2691172) - EV1                                                                                                                                                                                                                                                                             (Life Of Loan).  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7579)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              COMMENT: 2025/XX/24: Fee added on (#2) Revised LE issued 7/XX/2020 with no valid Change of Circumstance evident.  No cure was provided to the Borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              *** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Processing Fee.  Fee
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7548)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              COMMENT: 2025/XX/24: Fee added on (#2) Revised LE issued 7/XX/2020 with no valid Change of Circumstance evident.  No cure was provided to the Borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              *** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for MERS Fee.  Fee
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7539)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              COMMENT: 2025/XX/24: Fee added on (#2) Revised LE issued 7/XX/2020 with no valid Change of Circumstance evident.  No cure was provided to the Borrower.
3690062214 XXX       XXX       XXX       3        3       *** (OPEN) VA - Escape Clause is not compliant.: Disclosure: VA - Escape Clause (Government       *** (OPEN) VA - Escape Clause is not compliant.: Disclosure: VA - Escape Clause (Government Documents)          1                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                   A           A           Yes      No                   OR    2/XX/2016    Purchase      Primary     XXX        $XXX                  VA Safe      VA Safe
                                                          Documents) - EV3                                                                                  COMMENT: 2025/XX/24: VA - Escape Clause is not compliant.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Harbor QM    Harbor QM
                                                          *** (OPEN) Due diligence review based on non-origination guidelines (i.e. aggregator, seller). -
                                                          EV2
                                                          *** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV1
2750395320 XXX       XXX       XXX       2        2       *** (OPEN) Due diligence review based on non-origination guidelines (i.e. aggregator, seller). -  *** (OPEN) Due diligence review based on non-origination guidelines (i.e. aggregator, seller).                  2           *** (OPEN) ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/07/XX/2021) - EV2               *** (OPEN) ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each B           B           Yes      No                   MN    8/XX/2021    Purchase      Primary     XXX        $XXX                  Safe Harbor  Safe Harbor
                                                          EV2                                                                                               COMMENT: 2025/XX/23: Deal settings indicate origination guidelines are not available for this review.                       *** (OPEN) TRID Initial Loan Estimate Timing Electronically Provided: TILA-RESPA Integrated Disclosure: Loan Estimate not delivered to Borrower(s) within three (3) business days of application. Initial Loan Estimate dated 07/XX/2021 was electronically provided without or prior to borrower's   valuation to applicant three (3) business days prior to consummation. (Type:Primary/07/XX/2021)                                                                                                                                                                                                                       QM (APOR)    QM (APOR)
                                                                                                                                                                                                                                                                                        consent to receive electronic disclosures. Failure to comply with the provisions of the E-Sign Act and failure to provide good faith estimate of fees timely may result in additional fee tolerance violations. (Initial/07/XX/2021) - EV2                                                            COMMENT: 2025/XX/23: Verification final Appraisal report was delivered to borrower at least 3 business days  prior to closing was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              *** (OPEN) TRID Initial Loan Estimate Timing Electronically Provided: TILA-RESPA Integrated Disclosure: Loan Estimate not delivered to Borrower(s) within three (3) business days of application. Initial Loan Estimate dated 07/XX/2021 was electronically provided without or prior to borrower's consent to receive electronic disclosures. Failure to comply with the provisions of the E-Sign Act and failure to provide good faith estimate of fees timely may result in additional fee tolerance violations. (Initial/07/XX/2021)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              COMMENT: 2025/XX/23: Loan Estimate not delivered to Borrower(s) within three (3) business days of application. Initial Loan Estimate dated 07/XX/2021 was electronically provided without or prior to borrower's consent to receive electronic disclosures. Failure to comply with the provisions of the E-Sign Act and failure to provide good faith estimate of fees timely may result in additional fee tolerance violations.
3446783076 XXX       XXX       XXX       3        3       *** (OPEN) CAIVRS Authorization is missing.: Disclosure: CAIVRS Authorization (Government         *** (OPEN) CAIVRS Authorization is missing.: Disclosure: CAIVRS Authorization (Government Documents)            2           *** (OPEN) (Doc Error) GFE Error: Changed Circumstance not provided.: GFE Date: 04/XX/2015, GFE Date: 04/XX/2015 - EV2                                                                                                                                                                                *** (OPEN) (Doc Error) GFE Error: Changed Circumstance not provided.: GFE Date: 04/XX/2015, GFE Date: 04/XX/2015                                                                  B           B           Yes      Yes       Final HUD1 FL    4/XX/2015    Purchase      Primary     XXX        $XXX                  VA Safe      VA Safe
                                                          Documents) - EV3                                                                                  COMMENT: 2025/XX/27: CAIVRS Authorization is missing.                                                                       *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2                                                                                                     COMMENT: 2025/XX/27: File is missing COC  for GFE dated 04/XX/2015 from GFE dated 04/XX/2015.                                                                                                                                                                                                                         Harbor QM    Harbor QM
                                                          *** (OPEN) Insufficient Coverage: Hazard insurance coverage amount is insufficient. - EV3         *** (OPEN) Insufficient Coverage: Hazard insurance coverage amount is insufficient.                                         *** (OPEN) RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet. - EV2                                                                                                                                                *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the
                                                          *** (OPEN) Missing Document: General XXX Administration (GSA) not provided - EV3                  COMMENT: 2025/XX/27: Hazard Insurance Coverage Amount is insufficient by $XXX. Please provide hazard insurance                                                                                                                                                                                                                                                                                                                    amount of $XXX.
                                                          *** (OPEN) Missing Document: Limited Denials of Participation (LDP) not provided - EV3            with expended replacement cost or replacement cost estimator document.                                                                                                                                                                                                                                                                                                                                                            COMMENT: 2025/XX/27: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
                                                          *** (OPEN) Due diligence review based on non-origination guidelines (i.e. aggregator, seller). -  *** (OPEN) Missing Document: General XXX Administration (GSA) not provided                                                                                                                                                                                                                                                                                                                                                        *** (OPEN) RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.
                                                          EV2                                                                                               COMMENT: 2025/XX/27: File is missing General XXX Administration.                                                                                                                                                                                                                                                                                                                                                                  COMMENT: 2025/XX/27: File is missing HUD Settlement Cost Booklet.
                                                          *** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most   *** (OPEN) Missing Document: Limited Denials of Participation (LDP) not provided
                                                          recent FEMA disaster. - EV1                                                                       COMMENT: 2025/XX/27: File is missing Limited Denials of Participation.
3006180748 XXX       XXX       XXX       2        2       *** (OPEN) Due diligence review based on non-origination guidelines (i.e. aggregator, seller). -                                                                                                                  2           *** (OPEN) ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/10/XX/2023) - EV2               *** (OPEN) ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each B           B           Yes      No                   UT    10/XX/2023   Purchase      Primary     XXX        $XXX                  Safe Harbor  Safe Harbor
                                                          EV2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 valuation to applicant three (3) business days prior to consummation. (Type:Primary/10/XX/2023)                                                                                                                                                                                                                       QM (APOR)    QM (APOR)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              COMMENT: 2025/XX/24: Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (
2879814350 XXX       XXX       XXX       3        2       *** (OPEN) Due diligence review based on non-origination guidelines (i.e. aggregator, seller). -  *** (OPEN) Due diligence review based on non-origination guidelines (i.e. aggregator, seller).                  3           *** (OPEN) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due Diligence Loan Designation of Temporary HPQM (GSE/Agency Eligible). - EV3                                                  *** (OPEN) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due        B           C           Yes      No                   NJ    9/XX/2018    Refinance     Primary     XXX        $XXX                  Temporary    Temporary
                                                          EV2                                                                                               COMMENT: 2025/XX/24: Deal settings indicate origination guidelines are not available for this review.                       *** (OPEN) ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Client:21540/06/XX/2018) - EV2               Diligence Loan Designation of Temporary HPQM (GSE/Agency Eligible).                                                                                                                                                                                                                                                   SHQM         HPQM
                                                          *** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most   *** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA                 *** (OPEN) ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Client:21541/06/XX/2018) - EV2               COMMENT: 2025/XX/24: Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due Diligence Loan Designation of Non QM.                                                                                                                                                                     (GSE/Agency  (GSE/Agency
                                                          recent FEMA disaster. - EV1                                                                       disaster.                                                                                                                   *** (OPEN) ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/09/XX/2018) - EV2               *** (OPEN) ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each                                                                                                                                     Eligible)    Eligible)
                                                                                                                                                            COMMENT: 2025/XX/24: The subject property is located in a FEMA disaster area. A post disaster inspection                    *** (OPEN) TRID Final Closing Disclosure Amount Financed Test: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on 09/XX/2018 disclosed an Amount Financed disclosed an inaccurate Amount Financed. The disclosed Amount Financed in the amount of $XXX is     valuation to applicant three (3) business days prior to consummation. (Client:21540/06/XX/2018)
                                                                                                                                                            verifying there was no damage to the subject property is required.                                                          over disclosed by $XXX compared to the calculated Amount Financed of $XXX and the disclosed Finance Charge is not accurate within applicable tolerances for Amount Financed to be considered accurate (fee amounts included in Amount Financed and Finance Charge calculations are based on Closing   COMMENT: 2025/XX/24: Appraisal report dated 06/XX/2018 is missing evidence of receipt.
                                                                                                                                                                                                                                                                                        Disclosure dated 10/XX/2018). (Final/09/XX/2018) - EV2                                                                                                                                                                                                                                                *** (OPEN) ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each
                                                                                                                                                                                                                                                                                        *** (OPEN) TRID Final Closing Disclosure Finance Charge: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on 09/XX/2018 disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan.  The disclosed Finance    valuation to applicant three (3) business days prior to consummation. (Client:21541/06/XX/2018)
                                                                                                                                                                                                                                                                                        Charge in the amount of $XXX is under disclosed by $XXX compared to the calculated Finance Charge of $XXX which exceeds the $XXX threshold (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated 10/XX/2018). (Final/09/XX/2018) - EV2                            COMMENT: 2025/XX/24: Appraisal report dated 06/XX/2018 is missing evidence of receipt.
                                                                                                                                                                                                                                                                                        *** (OPEN) TRID Initial Loan Estimate Timing Electronically Provided: TILA-RESPA Integrated Disclosure: Loan Estimate not delivered to Borrower(s) within three (3) business days of application. Initial Loan Estimate dated 04/XX/2018 was electronically provided without or prior to borrower's   *** (OPEN) ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each consent to receive electronic disclosures. Failure to comply with the provisions of the E-Sign Act and failure to provide good faith estimate of fees timely may result in additional fee tolerance violations. (Initial/04/XX/2018) - EV2                                                            valuation to applicant three (3) business days prior to consummation. (Type:Primary/09/XX/2018)
                                                                                                                                                                                                                                                                                        *** (CURED) TRID Zero Percent Tolerance Violation With Sufficient Cure - 1026.19(f)(2) Cure: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Administration Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Sufficient or excess cure was provided to the borrower.    COMMENT: 2025/XX/24: Appraisal report dated 09/XX/2018 is missing evidence of receipt.
                                                                                                                                                                                                                                                                                        (7355) - EV1                                                                                                                                                                                                                                                                                          *** (OPEN) TRID Final Closing Disclosure Amount Financed Test: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on 09/XX/2018 disclosed an
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              Amount Financed disclosed an inaccurate Amount Financed. The disclosed Amount Financed in the amount of $XXX is over disclosed by $XXX compared to the calculated Amount Financed of $XXX and the disclosed Finance Charge is not accurate within applicable tolerances for Amount Financed to be considered accurate (fee amounts included in Amount Financed and
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              Finance Charge calculations are based on Closing Disclosure dated 10/XX/2018). (Final/09/XX/2018)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              COMMENT: 2025/XX/24: Final Closing Disclosure provided on 09/XX/2018 disclosed an Amount Financed disclosed an inaccurate Amount Financed. The disclosed Amount Financed in the amount of $XXX is over disclosed by $XXX compared to the calculated Amount Financed of $XXX and the disclosed Finance Charge is not accurate within applicable tolerances for
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              Amount Financed to be considered accurate (fee amounts included in Amount Financed and Finance Charge calculations are based on Closing Disclosure dated 10/XX/2018).
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              (Final/09/XX/2018)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              *** (OPEN) TRID Final Closing Disclosure Finance Charge: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on 09/XX/2018 disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan.  The disclosed Finance Charge in the amount of $XXX is under disclosed by $XXX compared to the calculated Finance Charge of $XXX which exceeds the $XXX threshold (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              10/XX/2018). (Final/09/XX/2018)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              COMMENT: 2025/XX/24: Final Closing Disclosure provided on 09/XX/2018 disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              The disclosed Finance Charge in the amount of $XXX is under disclosed by $XXX compared to the calculated Finance Charge of $XXX which exceeds the $XXX threshold (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated 10/XX/2018). (Final/09/XX/2018)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              *** (OPEN) TRID Initial Loan Estimate Timing Electronically Provided: TILA-RESPA Integrated Disclosure: Loan Estimate not delivered to Borrower(s) within three (3) business days of application. Initial Loan Estimate dated 04/XX/2018 was electronically provided without or prior to borrower's consent to receive electronic disclosures. Failure to comply with the provisions of the E-Sign Act and failure to provide good faith estimate of fees timely may result in additional fee tolerance violations. (Initial/04/XX/2018)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              COMMENT: 2025/XX/24: Initial Loan Estimate dated 04/XX/2018 was electronically provided without or prior to borrower's consent to receive electronic disclosures. Failure to comply with the provisions of the E-Sign Act and failure to provide good faith estimate of fees timely may result in additional fee tolerance violations.
3174479751 XXX       XXX       XXX       3        3       *** (OPEN) E-sign Consent Agreement is missing.: Disclosure: E-Sign Consent Agreement - EV3       *** (OPEN) E-sign Consent Agreement is missing.: Disclosure: E-Sign Consent Agreement                           2           *** (OPEN) ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/06/XX/2016) - EV2               *** (OPEN) ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each B           B           Yes      No                   AZ    7/XX/2016    Refinance     Primary     XXX        $XXX                  HUD Safe     HUD Safe
                                                                                                                                                            COMMENT: 2025/XX/24: E-sign Consent Agreement not provided.                                                                 *** (OPEN) TRID Final Closing Disclosure Will Have Escrow -  Initial Escrow Payment By All Parties: TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on 07/XX/2016 disclosed an Initial Escrow Payment that includes both borrower and non-borrower paid        valuation to applicant three (3) business days prior to consummation. (Type:Primary/06/XX/2016)                                                                                                                                                                                                                       Harbor QM    Harbor QM
                                                                                                                                                                                                                                                                                        amounts. (Final/07/XX/2016) - EV2                                                                                                                                                                                                                                                                     COMMENT: 2025/XX/24: No evidence  in file of when the borrower received a copy of the appraisal.
                                                                                                                                                                                                                                                                                        *** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Mortgage Insurance Premium.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7591) *** (OPEN) TRID Final Closing Disclosure Will Have Escrow -  Initial Escrow Payment By All Parties: TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure
                                                                                                                                                                                                                                                                                        - EV2                                                                                                                                                                                                                                                                                                 provided on 07/XX/2016 disclosed an Initial Escrow Payment that includes both borrower and non-borrower paid amounts. (Final/07/XX/2016)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              COMMENT: 2025/XX/24: Loan Disclosures: Final Closing Disclosure provided on 07/XX/2016 disclosed an Initial Escrow Payment that includes both borrower and non-borrower paid amounts.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              *** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Mortgage Insurance
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              Premium.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7591)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              COMMENT: 2025/XX/24: Zero Percent Fee Tolerance exceeded for Mortgage Insurance Premium. Fee Amount of $XXX exceeds tolerance of $XXX. Insufficient or no cure was provided to the
3037775979 XXX       XXX       XXX       2        2       *** (OPEN) Due diligence review based on non-origination guidelines (i.e. aggregator, seller). -                                                                                                                  2           *** (OPEN) ECOA Appraisal - Appraisal Provided Prior to Date Performed: ECOA Valuations Rule (Dodd-Frank 2014): Date valuation provided to applicant is prior to the date when valuation was performed.  Unable to determine compliance with appraisal timing requirements.                           *** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee.   B           B           Yes      No                   WA    7/XX/2023    Purchase      Primary     XXX        $XXX                  Safe Harbor  Safe Harbor
                                                          EV2                                                                                                                                                                                                                           (Type:Secondary/06/XX/2023) - EV2                                                                                                                                                                                                                                                                     Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7520)                                                                                                                                                                                                           QM (APOR)    QM (APOR)
                                                                                                                                                                                                                                                                                        *** (OPEN) ECOA Appraisal - Appraisal Provided Prior to Date Performed: ECOA Valuations Rule (Dodd-Frank 2014): Date valuation provided to applicant is prior to the date when valuation was performed.  Unable to determine compliance with appraisal timing requirements. (Type:Primary/06/XX/2023) COMMENT: 2025/XX/24: Fee amount increased $XXX on Initial CD issued 6/XX/2023 with no valid Change of Circumstance evident.  $XXX Lender credit is insufficient to cure all
                                                                                                                                                                                                                                                                                        - EV2                                                                                                                                                                                                                                                                                                 tolerances.
                                                                                                                                                                                                                                                                                        *** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7520) - EV2
3531324363 XXX       XXX       XXX       3        3       *** (OPEN) FHA - Initial HUD Addendum to the Loan Application 92900-A is not compliant. Document  *** (OPEN) FHA - Initial HUD Addendum to the Loan Application 92900-A is not compliant. Document is missing     2           *** (OPEN) ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/05/XX/2023) - EV2               *** (OPEN) ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each B           B           Yes      No                   WV    6/XX/2023    Refinance     Primary     XXX        $XXX                  HUD Safe     HUD Safe
                                                          is missing lender signature on a brokered loan.: Disclosure: FHA - Initial HUD Addendum to the    lender signature on a brokered loan.: Disclosure: FHA - Initial HUD Addendum to the Loan Application 92900-A                *** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Mortgage Insurance Premium.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7591) valuation to applicant three (3) business days prior to consummation. (Type:Primary/05/XX/2023)                                                                                                                                                                                                                       Harbor QM    Harbor QM
                                                          Loan Application 92900-A (Government Documents) - EV3                                             (Government Documents)                                                                                                      - EV2                                                                                                                                                                                                                                                                                                 COMMENT: 2025/XX/24: Appraisal proof of delivery is not provided within 3 business days prior to closing
                                                          *** (OPEN) FHA - Initial HUD Addendum to the Loan Application 92900-A is not compliant. Missing   COMMENT: 2025/XX/24: FHA - Initial HUD Addendum to the Loan Application 92900-A is not compliant. Document is               *** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7200) - EV2 *** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Mortgage Insurance
                                                          borrower signatures or provided date.: Disclosure: FHA - Initial HUD Addendum to the Loan         missing lender signature                                                                                                                                                                                                                                                                                                                                                                                                          Premium.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7591)
                                                          Application 92900-A (Government Documents) - EV3                                                  *** (OPEN) FHA - Initial HUD Addendum to the Loan Application 92900-A is not compliant. Missing borrower                                                                                                                                                                                                                                                                                                                          COMMENT: 2025/XX/24: Mortgage Insurance Premium Fee was last disclosed as $XXXon LE but disclosed as $XXX  on Final Closing Disclosure.  File does not contain a valid COC for
                                                          *** (OPEN) FHA Informed  Consumer Choice Disclosure is missing.: Disclosure: FHA - Informed       signatures or provided date.: Disclosure: FHA - Initial HUD Addendum to the Loan Application 92900-A                                                                                                                                                                                                                                                                                                                              this fee, cure provided at closing.
                                                          Consumer Choice Disclosure (Government Documents) - EV3                                           (Government Documents)                                                                                                                                                                                                                                                                                                                                                                                                            *** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount
                                                          *** (OPEN) Insufficient Coverage: Hazard insurance coverage amount is insufficient. - EV3         COMMENT: 2025/XX/24: FHA - Initial HUD Addendum to the Loan Application 92900-A is not compliant. Document is                                                                                                                                                                                                                                                                                                                     Points.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7200)
                                                          *** (OPEN) Missing Document: General XXX Administration (GSA) not provided - EV3                  missing one or more of the following: borrower signatures or provided date.                                                                                                                                                                                                                                                                                                                                                       COMMENT: 2025/XX/24: Loan Discount Points Fee was last disclosed as $XXX on LE but disclosed as $XXX  on Final Closing Disclosure.  File does not contain a valid COC for this
                                                          *** (OPEN) Missing Document: Limited Denials of Participation (LDP) not provided - EV3            *** (OPEN) FHA Informed  Consumer Choice Disclosure is missing.: Disclosure: FHA - Informed Consumer Choice                                                                                                                                                                                                                                                                                                                       fee, cure provided at closing.
                                                          *** (OPEN) Mortgage Insurance Certificate and Mortgage Insurance Evidence are missing. - EV3      Disclosure (Government Documents)
                                                          *** (OPEN) Due diligence review based on non-origination guidelines (i.e. aggregator, seller). -  COMMENT: 2025/XX/24: FHA Informed Consumer Choice Disclosure is missing
                                                          EV2                                                                                               *** (OPEN) Insufficient Coverage: Hazard insurance coverage amount is insufficient.
                                                          *** (OPEN) FHA - Important Notice to Homebuyer (92900-B) was not provided within three days of    COMMENT: 2025/XX/24: Insurance coverage is insufficient by $XXX based on (loan amount, appraisal value, 80% of
                                                          the application date.: Disclosure: FHA - Important Notice to Homebuyer (92900-B) (Government      value, stated value, you update here), there was no evidence of extended coverage or insurer's estimate of
                                                          Documents) - EV2                                                                                  replacement cost provided.
                                                                                                                                                            *** (OPEN) Missing Document: General XXX Administration (GSA) not provided
                                                                                                                                                            COMMENT: 2025/XX/24: Missing General services administration (GSA) disclosure
                                                                                                                                                            *** (OPEN) Missing Document: Limited Denials of Participation (LDP) not provided
                                                                                                                                                            COMMENT: 2025/XX/24: Missing Limited Denials Participations (LDP) disclosures
                                                                                                                                                            *** (OPEN) Mortgage Insurance Certificate and Mortgage Insurance Evidence are missing.
                                                                                                                                                            COMMENT: 2025/XX/24: Mortgage Insurance Certificate and Mortgage Insurance Evidence are missing
                                                                                                                                                            *** (OPEN) Due diligence review based on non-origination guidelines (i.e. aggregator, seller).
                                                                                                                                                            COMMENT: 2025/XX/24: Deal settings indicate origination guidelines are not available for this review.
                                                                                                                                                            *** (OPEN) FHA - Important Notice to Homebuyer (92900-B) was not provided within three days of the application date.: Disclosure: FHA - Important Notice to Homebuyer (92900-B) (Government Documents)
                                                                                                                                                            COMMENT: 2025/XX/24: FHA - Important Notice to Homebuyer (92900-B) was not provided within three days of the application date.
3302813105 XXX       XXX       XXX       3        3       *** (OPEN) AUS Findings: Available for Reserves discrepancy. - EV3                                *** (OPEN) AUS Findings: Available for Reserves discrepancy.                                                    3           *** (OPEN) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due Diligence Loan Designation of Non QM. - EV3                                                                                *** (OPEN) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due        C           C           Yes      Yes       Final HUD1 FL    3/XX/2015    Purchase      Primary     XXX        $XXX                  Temporary    Non QM
                                                          *** (OPEN) Available for Closing is insufficient to cover Cash From Borrower. - EV3               COMMENT: 2025/XX/24: Calculated Available for Reserves of $XXX is less than AUS Available for Reserves of $XXX              *** (OPEN) Retirement Documentation: Qualified Mortgage (Dodd-Frank 2014): Retirement income documentation insufficient. (XXX XXX/Pension) - EV3                                                                                                                                                      Diligence Loan Designation of Non QM.                                                                                                                                                                                                                                                                                 SHQM
                                                          *** (OPEN) Due diligence review based on non-origination guidelines (i.e. aggregator, seller). -  *** (OPEN) Available for Closing is insufficient to cover Cash From Borrower.                                               *** (OPEN) Social Security Documentation: Qualified Mortgage (Dodd-Frank 2014): Social Security income documentation insufficient. (XXX Retired/Social Security) - EV3                                                                                                                                COMMENT: 2025/XX/24: Verified assets in the amount of $XXX are insufficient to cover Cash from borrower in the amount of $XXX. Gift Funds listed on 1006 in the amount of $XXX.                                                                                                                                       (GSE/Agency
                                                          EV2                                                                                               COMMENT: 2025/XX/24: Verified assets in the amount of $XXX are insufficient to cover Cash from borrower in the              *** (OPEN) (Doc Error) GFE Error: Changed Circumstance not provided.: GFE Date: 02/XX/2015, GFE Date: 03/XX/2015 - EV2                                                                                                                                                                                and $XXX. could not be verified due to missing evidence of transfer to borrower, causing a Loan Designation failure.                                                                                                                                                                                                  Eligible)
                                                          *** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most   amount of $XXX. Gift Funds listed on 1006 in the amount of $XXX. and $XXX. could not be verified due to missing             *** (OPEN) (Fed HPML Provision) Federal Higher-Priced Mortgage Loan (Timing of Appraisal to Consumer): TILA HPML Appraisal Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/02/XX/2014) - EV2      *** (OPEN) Retirement Documentation: Qualified Mortgage (Dodd-Frank 2014): Retirement income documentation insufficient. (XXX XXX/Pension)
                                                          recent FEMA disaster. - EV1                                                                       evidence of transfer to borrower.                                                                                           *** (OPEN) ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/02/XX/2014) - EV2               COMMENT: 2025/XX/24: 1040s provided are not signed by borrower as required by Appendix Q for retirement income.
                                                                                                                                                                                                                                                                                        *** (OPEN) Federal HPML 2014 Non Compliant: Federal Higher-Priced Mortgage Loan: APR on subject loan of 5.15397% or Final Disclosure APR of 5.38700% is equal to or greater than the threshold of APOR 3.81% + 1.5%, or 5.31000%.  Non-Compliant Higher Priced Mortgage Loan. - EV2                   *** (OPEN) Social Security Documentation: Qualified Mortgage (Dodd-Frank 2014): Social Security income documentation insufficient. (XXX Retired/Social Security)
                                                                                                                                                                                                                                                                                        *** (OPEN) RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet. - EV2                                                                                                                                                COMMENT: 2025/XX/24: Award Letter is missing for SSA income verification as required by Appendix Q.
                                                                                                                                                                                                                                                                                        *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2             *** (OPEN) (Fed HPML Provision) Federal Higher-Priced Mortgage Loan (Timing of Appraisal to Consumer): TILA HPML Appraisal Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/02/XX/2014)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              COMMENT: 2025/XX/24: HPML non-compliant due to missing evidence of borrower's receipt of appraisal.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              *** (OPEN) ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/02/XX/2014)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              COMMENT: 2025/XX/24: File is missing evidence of borrower's receipt of appraisal.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              *** (OPEN) Federal HPML 2014 Non Compliant: Federal Higher-Priced Mortgage Loan: APR on subject loan of 5.15397% or Final Disclosure APR of 5.38700% is equal to or greater than the threshold of APOR 3.81% + 1.5%, or 5.31000%.  Non-Compliant Higher Priced Mortgage Loan.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              COMMENT: 2025/XX/24: HPML non-compliant due to missing evidence of borrower's receipt of appraisal.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              *** (OPEN) RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              COMMENT: 2025/XX/24: HUD Settlement Booklet not provided.
2837579623 XXX       XXX       XXX       3        2       *** (OPEN) Due diligence review based on non-origination guidelines (i.e. aggregator, seller). -                                                                                                                  2           *** (OPEN) ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Client:21460/03/XX/2023) - EV2               *** (OPEN) ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each B           B           Yes      No                   WY    3/XX/2023    Purchase      Primary     XXX        $XXX                  Safe Harbor  Safe Harbor
                                                          EV2                                                                                                                                                                                                                           *** (OPEN) ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/03/XX/2023) - EV2               valuation to applicant three (3) business days prior to consummation. (Client:21460/03/XX/2023)                                                                                                                                                                                                                       QM (APOR)    QM (APOR)
                                                                                                                                                                                                                                                                                        *** (CURED) TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Sufficient or excess cure was provided to the borrower at        COMMENT: 2025/XX/24: Creditor did not provide a copy of each valuation to applicant three business days prior to consummation.
                                                                                                                                                                                                                                                                                        Closing. (7506) - EV1                                                                                                                                                                                                                                                                                 *** (OPEN) ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/03/XX/2023)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              COMMENT: 2025/XX/24: Creditor did not provide a copy of each valuation to applicant three business days prior to consummation.
2775895209 XXX       XXX       XXX       2        2       *** (OPEN) Due diligence review based on non-origination guidelines (i.e. aggregator, seller). -                                                                                                                  2           *** (OPEN) ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before       *** (OPEN) ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy   B           B           Yes      No                   NV    8/XX/2021    Purchase      Primary     XXX        $XXX                  Exempt from  Exempt from
                                                          EV2                                                                                                                                                                                                                           closing. (Type:Primary/08/XX/2021) - EV2                                                                                                                                                                                                                                                              of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing. (Type:Primary/08/XX/2021)                                                                                                                                                                    ATR          ATR
                                                                                                                                                                                                                                                                                        *** (OPEN) TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (Initial/08/XX/2021) - EV2                                                                      COMMENT: 2025/XX/24: Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before
                                                                                                                                                                                                                                                                                        *** (OPEN) TRID Interim Closing Disclosure Timing Test: TILA-RESPA Integrated Disclosure - Corrected Closing Disclosure provided on or after 08/XX/2021 contains a change in APR and was not received by borrower at least three (3) business days prior to consummation - EV2                        closing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              *** (OPEN) TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (Initial/08/XX/2021)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              COMMENT: 2025/XX/24: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              *** (OPEN) TRID Interim Closing Disclosure Timing Test: TILA-RESPA Integrated Disclosure - Corrected Closing Disclosure provided on or after 08/XX/2021 contains a change in APR and was not received by borrower at least three (3) business days prior to consummation
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              COMMENT: 2025/XX/24: Corrected Closing Disclosure provided on or after 08/XX/2021 contains a change in APR and was not received by borrower at least 3 business days prior to consummation.
3848182843 XXX       XXX       XXX       3        3       *** (OPEN) AUS Findings: Investor qualifying total debt ratio discrepancy. - EV3                  *** (OPEN) AUS Findings: Investor qualifying total debt ratio discrepancy.                                      1                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                   A           A           No       No                   OR    9/XX/2023    Purchase      Investment  XXX        $XXX                  N/A          N/A
                                                          *** (OPEN) REO Documents are missing.: Address: XXX, OR - EV3                                     COMMENT: 2025/XX/24: Calculated investor qualifying total debt ratio of 45.79460% exceeds AUS total debt ratio
                                                          *** (OPEN) Due diligence review based on non-origination guidelines (i.e. aggregator, seller). -  of 43.00000%.
                                                          EV2                                                                                               *** (OPEN) REO Documents are missing.: Address: XXX, OR
                                                                                                                                                            COMMENT: 2025/XX/24: REO Property XXX mortgage statement is missing for payment $XXX.
                                                                                                                                                            *** (OPEN) Due diligence review based on non-origination guidelines (i.e. aggregator, seller).
                                                                                                                                                            COMMENT: 2025/XX/24: Deal settings indicate origination guidelines are not available for this review.
3218135977 XXX       XXX       XXX       2                *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following                                                                                                                     2           *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 05/XX/1999 used as disbursement date for compliance testing. - EV2                                                                          *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the       B           B           Yes      Yes       Final HUD1 MA    5/XX/1999    Refinance     Primary     XXX        $XXX
                                                          clauses: - EV2                                                                                                                                                                                                                *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2                                                                                                     amount of $XXX.
                                                          *** (OPEN) Missing Document: Missing Final 1003 - EV1                                                                                                                                                                         *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/1999 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2                     COMMENT: 2025/XX/04: Unable to determine under disclosure due to missing itemization of amount financed.
                                                                                                                                                                                                                                                                                        *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 05/XX/1999, prior to three (3) business days from transaction date of 05/XX/1999. - EV2
3586532570 XXX       XXX       XXX       3                                                                                                                                                                                                                                  3           *** (OPEN) Missing Final HUD-1 Alternate Document Used for Fees (Primary): Missing Final HUD-1: HUD1, not signed or stamped used for any applicable Federal, State or Local compliance testing. - EV3                                                                                                                                                                                                                                                                                   D           D           Yes      Yes       HUD1, not  CA    5/XX/2008    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           signed or
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           stamped
3458627125 XXX       XXX       XXX       2                *** (OPEN) Missing Document: FHA Mortgage Insurance Certificate not provided - EV3                                                                                                                                2           *** (OPEN) Ohio Consumer Sales Practices Act (Ability to Repay not Verified): Ohio Consumer Sales Practices Act:  Borrower's ability to repay not verified with reliable documentation. - EV2                                                                                                                                                                                                                                                                                           B           B           No       Yes       Final HUD1 OH    4/XX/2010    Purchase      Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                        *** (OPEN) RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not sent within three (3) business days of the creditor application date. - EV2
3138184555 XXX       XXX       XXX       2                                                                                                                                                                                                                                  2           *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Prepaid Interest From Date from HUD-1 or final closing disclosure of 03/XX/2009 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                          B           B           Yes      Yes       Final HUD1 NY    3/XX/2009    Purchase      Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                        *** (OPEN) New York Late Charge Percent Testing: New York Late Charge: Note late charge percent of 5.00000% exceeds the state maximum of 2%. - EV2
3529355829 XXX       XXX       XXX       2                *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following                                                                                                                     2           *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 09/XX/2005 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                                                            B           B           Yes      Yes       Final HUD1 IN    9/XX/2005    Refinance     UTD         XXX        $XXX
                                                          clauses: - EV2                                                                                                                                                                                                                *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                          *** (OPEN) Missing Document: Missing Final 1003 - EV1                                                                                                                                                                         *** (OPEN) Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 09/XX/2005, prior to three (3) business days from transaction date of 09/XX/2005. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2
3746460171 XXX       XXX       XXX       2                                                                                                                                                                                                                                  2           *** (OPEN) (Doc Error) Initial GFE not provided - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                   B           B           Yes      Yes       Final HUD1 IL    4/XX/2007    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                        *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Prepaid Interest From Date from HUD-1 or final closing disclosure of 04/XX/2007 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 04/XX/2007, prior to three (3) business days from transaction date of 04/XX/2007. - EV2
3824964535 XXX       XXX       XXX       3                                                                                                                                                                                                                                  3           *** (OPEN) (Missing Doc) Incomplete loan images/file - EV3                                                                                                                                                                                                                                            *** (OPEN) (Missing Doc) Incomplete loan images/file                                                                                                                              D           D                    No
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              COMMENT: 2025/XX/05: Missing Note HUD and TIL to complete compliance testing.
3481492043 XXX       XXX       XXX       1                                                                                                                                                                                                                                  1                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                   A           A           Yes      Yes       Final HUD1 SC    8/XX/1999    Refinance     Primary     XXX        $XXX
3009200478 XXX       XXX       XXX       2                                                                                                                                                                                                                                  2           *** (OPEN) (Doc Error) GFE Error: There is no evidence that the interest rate was locked prior to closing - EV2                                                                                                                                                                                                                                                                                                                                                                         B           B           Yes      Yes       Final HUD1 NY    5/XX/2010    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                        *** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) RESPA (2010) - 0% Tolerance (Line 1203) Without Cure: RESPA (2010): 0% tolerance violation for 1203 fee without evidence of sufficient cure provided. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) RESPA -  Initial Escrow Account statement Inaccurate: RESPA: Initial escrow account statement does not match charges on HUD-1/Final Closing Disclosure. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement. - EV2
3779857893 XXX       XXX       XXX       2                *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following                                                                                                                     2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2                                                                                                                                                                                                       B           B           Yes      Yes       Final HUD1 NJ    3/XX/2008    Refinance     UTD         XXX        $XXX
                                                          clauses: - EV2                                                                                                                                                                                                                *** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2
                                                          *** (OPEN) Missing Document: Missing Final 1003 - EV1
2934673315 XXX       XXX       XXX       2                                                                                                                                                                                                                                  2           *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Prepaid Interest From Date from HUD-1 or final closing disclosure of 12/XX/2004 used as disbursement date for compliance testing. - EV2                                        *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the       B           B           Yes      Yes       Final HUD1 NJ    12/XX/2004   Purchase      Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                        *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2                                                                                                     amount of $XXX.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              COMMENT: 2025/XX/04: Unable to determine under disclosure due to missing Itemization of Amount Financed.
3681043779 XXX       XXX       XXX       2                *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following                                                                                                                     2           *** (OPEN) Connecticut Prepayment Penalty- Graduated Payment Loans: Connecticut Prepayment Penalty: A prepayment penalty is not permissible on graduated payment loans.  Prepay language states prepay will not exceed maximum permitted by applicable law. - EV2                                                                                                                                                                                                                       B           B           Yes      Yes       Final HUD1 CT    1/XX/2006    Refinance     UTD         XXX        $XXX
                                                          clauses: - EV2                                                                                                                                                                                                                *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 01/XX/2006 used as disbursement date for compliance testing. - EV2
                                                          *** (OPEN) Missing Document: Missing Final 1003 - EV1                                                                                                                                                                         *** (OPEN) Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 01/XX/2006, prior to three (3) business days from transaction date of 01/XX/2006. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2
3805315866 XXX       XXX       XXX       2                                                                                                                                                                                                                                  2           *** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi (Third Circuit): Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. (H-8 Form was used and property is in the 3rd circuit) - EV2                                *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the       B           B           Yes      Yes       Final HUD1 NJ    8/XX/2005    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                        *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2                                                                                                     amount of $XXX.
                                                                                                                                                                                                                                                                                        *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2005 which is 0 months prior to consummation. A lookback was performed to determine this application date. - EV2                     COMMENT: 2025/XX/04: TIL Itemization did not disclose $XXX Courier fees and $XXX wire funding fee as prepaid finance charges.
3344313229 XXX       XXX       XXX       2                *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following                                                                                                                     2           *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 01/XX/2002 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                                                            B           B           Yes      Yes       Final HUD1 IN    1/XX/2002    Refinance     UTD         XXX        $XXX
                                                          clauses: - EV2                                                                                                                                                                                                                *** (OPEN) Disclosed Note P&I payment does not equal calculated P&I payment: Disclosed Note P&I payment does not equal calculated P&I payment.  Note P&I of $XXX does not match calculated P&I of $XXX. Calculated P&I was used for the APR calculation and compliance testing. - EV2
                                                          *** (OPEN) Missing Document: Missing Final 1003 - EV1                                                                                                                                                                         *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2001 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Right of Rescission Timing - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 01/XX/2002, prior to three (3) business days from transaction date of 01/XX/2002. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2
3807821429 XXX       XXX       XXX       1                                                                                                                                                                                                                                  1                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                   A           A           Yes      Yes       Final HUD1 FL    12/XX/2006   Refinance     Primary     XXX        $XXX
3676603926 XXX       XXX       XXX       2                *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following                                                                                                                     2           *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Prepaid Interest From Date from HUD-1 or final closing disclosure of 01/XX/2005 used as disbursement date for compliance testing. - EV2                                        *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the       B           B           Yes      Yes       Final HUD1 CA    1/XX/2005    Refinance     Primary     XXX        $XXX
                                                          clauses: - EV2                                                                                                                                                                                                                *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2                                                                                                     amount of $XXX.
                                                                                                                                                                                                                                                                                        *** (OPEN) Right of Rescission Timing - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements. - EV2                                                                                                                                   COMMENT: 2025/XX/04: Under disclosure due to lender disclosed TIL utilizing an index lower than available within look back. Lowest index within look back is 1.773%.
3530848812 XXX       XXX       XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV1                                                                                                                                                             2           *** (OPEN) ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2                                                                                                                             *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the       B           B           Yes      Yes       Final HUD1 CA    2/XX/2005    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                        *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 02/XX/2005 used as disbursement date for compliance testing. - EV2                                                                          amount of $XXX.
                                                                                                                                                                                                                                                                                        *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2                                                                                                     COMMENT: 2025/XX/04: Approval indicate the index used was 1.563%. The Closest index available in our look-back period is 1.69250%.
                                                                                                                                                                                                                                                                                        *** (OPEN) Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Unable to determine if Notice of Right to Cancel was executed on the proper Model Form. The H-9 form was used instead of the H-8 form, however, the loan file does not contain evidence that the refinance was by the original creditor. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 02/XX/2005, prior to three (3) business days from transaction date of 02/XX/2005. - EV2
3766225461 XXX       XXX       XXX       2                *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following                                                                                                                     2           *** (OPEN) ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information. - EV2                                                                                                                                                                                                                                                                                                                        B           B           Yes      Yes       Final HUD1 CA    6/XX/2006    Refinance     Primary     XXX        $XXX
                                                          clauses: - EV2                                                                                                                                                                                                                *** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Prepaid Interest From Date from HUD-1 or final closing disclosure of 06/XX/2006 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
3809230900 XXX       XXX       XXX       2                                                                                                                                                                                                                                  2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2                                                                                                                                                                                                       B           B           No       Yes       Final HUD1 FL    9/XX/2007    Refinance     Second Home XXX        $XXX
3649510195 XXX       XXX       XXX       3                                                                                                                                                                                                                                  3           *** (OPEN) Missing Final HUD-1 Alternate Document Used for Fees (Primary): Missing Final HUD-1: Estimated HUD1 used for any applicable Federal, State or Local compliance testing. - EV3                                                                                                              *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the       D           D           Yes      Yes       Estimated  AZ    7/XX/2007    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                        *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Prepaid Interest From Date from HUD-1 or final closing disclosure of 07/XX/2007 used as disbursement date for compliance testing. - EV2                                        amount of $XXX.                                                                                                                                                                                                              HUD1
                                                                                                                                                                                                                                                                                        *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2                                                                                                     COMMENT: 2025/XX/04: Unable to determine under disclosure due to missing itemization of amount financed.
3683067655 XXX       XXX       XXX       3                                                                                                                                                                                                                                  3           *** (OPEN) (Missing Doc) Incomplete loan images/file - EV3                                                                                                                                                                                                                                            *** (OPEN) (Missing Doc) Incomplete loan images/file                                                                                                                              D           D                    No
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              COMMENT: 2025/XX/05: Missing Note, HUD and TIL to complete compliance testing.
2858354855 XXX       XXX       XXX       2                *** (OPEN) Missing Document: FHA Case Number Assignment not provided - EV3                                                                                                                                        2           *** (OPEN) ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information. - EV2                                                                                                                                                                                                                                                                                                                        B           B           No       Yes       Final HUD1 FL    2/XX/2003    Purchase      Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                        *** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Prepaid Interest From Date from HUD-1 or final closing disclosure of 02/XX/2003 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) FHA Case Number Assignment Date Missing: FHA Case # Assignment Date missing.  Creditor application date used as FHA case # assignment date for purposes of any applicable compliance testing. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
2816388826 XXX       XXX       XXX       2                                                                                                                                                                                                                                  2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2007 which is 0 months prior to consummation. A lookback was performed to determine this application date. - EV2                                                                                                                                                                                                       B           B           No       Yes       Final HUD1 FL    6/XX/2007    Refinance     Investment  XXX        $XXX
2854770317 XXX       XXX       XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                     2           *** (OPEN) Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Unable to determine if Notice of Right to Cancel was executed on the proper Model Form. The H-9 form was used instead of the H-8 form, however, the loan file does not contain evidence                                                                                                                                                                                   B           B           Yes      Yes       Final HUD1 PA    10/XX/2002   Refinance     Primary     XXX        $XXX
                                                          *** (OPEN) Missing evidence of lien position on Other Financing.: Lien Position: 2 - EV3                                                                                                                                      that the refinance was by the original creditor. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
3747630794 XXX       XXX       XXX       2                                                                                                                                                                                                                                  2           *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 06/XX/2008 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                                                            B           B           Yes      Yes       Final HUD1 NY    6/XX/2008    Purchase      Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                        *** (OPEN) New York Late Charge Percent Testing: New York Late Charge: Note late charge percent of 5.00000% exceeds the state maximum of 2%. - EV2
3649090505 XXX       XXX       XXX       3                                                                                                                                                                                                                                  3           *** (OPEN) Missing Final HUD-1 No Alternate Fee Source Document (Primary or Second Home): Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3                                                                                                                                                                                                                                                   D           D           Yes      No        Missing    CA    6/XX/2007    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                        *** (OPEN) (Doc Error) Initial GFE not provided - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 06/XX/2007 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2007 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
3481670530 XXX       XXX       XXX       3                                                                                                                                                                                                                                  3           *** (OPEN) (Missing Doc) Incomplete loan images/file - EV3                                                                                                                                                                                                                                            *** (OPEN) (Missing Doc) Incomplete loan images/file                                                                                                                              D           D                    No
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              COMMENT: 2025/XX/03: File is missing HUD, Note or TIL required to run compliance.
3269640773 XXX       XXX       XXX       2                                                                                                                                                                                                                                  2           *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 11/XX/2005 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                                                            B           B           No       Yes       Final HUD1 DC    11/XX/2005   Refinance     Investment  XXX        $XXX
                                                                                                                                                                                                                                                                                        *** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2
2753062561 XXX       XXX       XXX       2                                                                                                                                                                                                                                  2           *** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2                                                                                                                                                                                                                                                                                                                                                               B           B           No       Yes       Final HUD1 MN    8/XX/2005    Refinance     Investment  XXX        $XXX
3667546771 XXX       XXX       XXX       2                                                                                                                                                                                                                                  2           *** (OPEN) (Doc Error) TIL Error: Final TIL not signed by all required parties - EV2                                                                                                                                                                                                                  *** (OPEN) (Doc Error) TIL Error: Final TIL not signed by all required parties                                                                                                    B           B           Yes      Yes       Final HUD1 VA    10/XX/2005   Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                        *** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2                                                                                                                                                                             COMMENT: 2025/XX/04: TIL appears to be final but not signed nor initialed by borrower.
                                                                                                                                                                                                                                                                                        *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2                                                                                                     *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the
                                                                                                                                                                                                                                                                                        *** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2                                                                                                                                           amount of $XXX.
                                                                                                                                                                                                                                                                                        *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2                                                                                                                                                                                 COMMENT: 2025/XX/04: Unable to determine under disclosure due to missing Itemization of Amount Financed.
                                                                                                                                                                                                                                                                                        *** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2                                                                                         *** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              COMMENT: 2025/XX/04: TIL in file indicated to be final, expected funding date same as disbursement and/or note date but is not signed or dated by borrower so cannot confirm that borrower received.
3478579171 XXX       XXX       XXX       2                                                                                                                                                                                                                                  2           *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Prepaid Interest From Date from HUD-1 or final closing disclosure of 10/XX/2005 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                          B           B           Yes      Yes       Final HUD1 SC    10/XX/2005   Purchase      Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                        *** (OPEN) South Carolina Home Loan (Complaint Agency Disclosure Not Provided): South Carolina Home Loan: Borrower not provided with a document specifying the agency designated to receive complaints or inquiries about the origination and making of the loan. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
3447791002 XXX       XXX       XXX       2                *** (OPEN) Incorrect Appraisal Form type: Appraisal Form 2055 (Exterior Only) used for incorrect                                                                                                                  2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2                                                                                                                                                                                                       B           B           Yes      Yes       Final HUD1 IL    11/XX/2005   Refinance     Investment  XXX        $XXX
                                                          Subject property type.: Valuation Type: Drive By / Valuation Report Date: 08/XX/2005 - EV2
                                                          *** (OPEN) Missing Document: Missing Final 1003 - EV1
3138853148 XXX       XXX       XXX       2                                                                                                                                                                                                                                  2           *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Prepaid Interest From Date from HUD-1 or final closing disclosure of 11/XX/2005 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                          B           B           No       Yes       Final HUD1 FL    11/XX/2005   Refinance     Investment  XXX        $XXX
                                                                                                                                                                                                                                                                                        *** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
3177629410 XXX       XXX       XXX       2                                                                                                                                                                                                                                  2           *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Prepaid Interest From Date from HUD-1 or final closing disclosure of 10/XX/2005 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                          B           B           No       Yes       Final HUD1 CA    10/XX/2005   Refinance     Investment  XXX        $XXX
                                                                                                                                                                                                                                                                                        *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
3110888973 XXX       XXX       XXX       3                *** (OPEN) Missing Document: Missing Final 1003 - EV1                                                                                                                                                             3           *** (OPEN) Missing Final HUD-1 No Alternate Fee Source Document (Primary or Second Home): Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3                                                                                                                                                                                                                                                   D           D           Yes      No        Missing    IL    5/XX/2005    UTD           UTD         XXX        $XXX
                                                                                                                                                                                                                                                                                        *** (OPEN) (Doc Error) Initial GFE not provided - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 05/XX/2005 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2005 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2
2888442120 XXX       XXX       XXX       2                                                                                                                                                                                                                                  2           *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Prepaid Interest From Date from HUD-1 or final closing disclosure of 11/XX/2005 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                          B           B           No       Yes       Final HUD1 MA    11/XX/2005   Refinance     Investment  XXX        $XXX
                                                                                                                                                                                                                                                                                        *** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2
3100653963 XXX       XXX       XXX       3                *** (OPEN) Missing Document: Missing Final 1003 - EV1                                                                                                                                                             3           *** (OPEN) Missing Final HUD-1 No Alternate Fee Source Document (Primary or Second Home): Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3                                                                                                                                                                                                                                                   D           D           Yes      No        Missing    MD    6/XX/2005    UTD           UTD         XXX        $XXX
                                                                                                                                                                                                                                                                                        *** (OPEN) (Doc Error) Initial GFE not provided - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 06/XX/2005 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2005 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2
3006399431 XXX       XXX       XXX       2                                                                                                                                                                                                                                  2           *** (OPEN) (Doc Error) Initial GFE not provided - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                   B           B           Yes      Yes       Final HUD1 NC    6/XX/2005    Purchase      Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                        *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Prepaid Interest From Date from HUD-1 or final closing disclosure of 06/XX/2005 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
2852987550 XXX       XXX       XXX       2                                                                                                                                                                                                                                  2           *** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2                                                                                                                                                                                                                                                                                                                                                               B           B           No       Yes       Final HUD1 MO    2/XX/2005    Refinance     Investment  XXX        $XXX
3319507553 XXX       XXX       XXX       3                *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following                                                                                                                     3           *** (OPEN) Missing Final HUD-1 Alternate Document Used for Fees (Primary): Missing Final HUD-1: Estimated HUD1 used for any applicable Federal, State or Local compliance testing. - EV3                                                                                                                                                                                                                                                                                                D           D           Yes      Yes       Estimated  CA    1/XX/2005    Refinance     Primary     XXX        $XXX
                                                          clauses: - EV2                                                                                                                                                                                                                *** (OPEN) (Doc Error) Initial GFE not provided - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                                                              HUD1
                                                                                                                                                                                                                                                                                        *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
2832406899 XXX       XXX       XXX       2                                                                                                                                                                                                                                  2           *** (OPEN) (Doc Error) Initial GFE not provided - EV2                                                                                                                                                                                                                                                 *** (OPEN) (Doc Error) TIL Error: Final TIL not signed by all required parties                                                                                                    B           B           Yes      Yes       Final HUD1 NJ    2/XX/2005    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                        *** (OPEN) (Doc Error) TIL Error: Final TIL not signed by all required parties - EV2                                                                                                                                                                                                                  COMMENT: 2025/XX/04: TIL appears to be final but not signed nor initialed by borrower
                                                                                                                                                                                                                                                                                        *** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi (Third Circuit): Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. (H-8 Form was used and property is in the 3rd circuit) - EV2                                *** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
                                                                                                                                                                                                                                                                                        *** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2                                                                                                                                           COMMENT: 2025/XX/04: TIL in file indicated to be final, expected funding date same as disbursement and/or note date but is not signed or dated by borrower so cannot confirm that
                                                                                                                                                                                                                                                                                        *** (OPEN) Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements. - EV2                                                                                                                             borrower received.
3482066282 XXX       XXX       XXX       2                *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following                                                                                                                     2           *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Prepaid Interest From Date from HUD-1 or final closing disclosure of 01/XX/2005 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                          B           B           Yes      Yes       Final HUD1 CA    1/XX/2005    Refinance     Primary     XXX        $XXX
                                                          clauses: - EV2                                                                                                                                                                                                                *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
3358066295 XXX       XXX       XXX       2                *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following                                                                                                                     2           *** (OPEN) (Doc Error) Initial GFE not provided - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                   B           B           Yes      Yes       Final HUD1 CA    2/XX/2005    Refinance     Primary     XXX        $XXX
                                                          clauses: - EV2                                                                                                                                                                                                                *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Prepaid Interest From Date from HUD-1 or final closing disclosure of 02/XX/2005 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
3483500343 XXX       XXX       XXX       2                                                                                                                                                                                                                                  2           *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Prepaid Interest From Date from HUD-1 or final closing disclosure of 08/XX/2005 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                          B           B           No       Yes       Final HUD1 FL    8/XX/2005    Refinance     Investment  XXX        $XXX
                                                                                                                                                                                                                                                                                        *** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
3313130211 XXX       XXX       XXX       2                                                                                                                                                                                                                                  2           *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Prepaid Interest From Date from HUD-1 or final closing disclosure of 08/XX/2005 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                          B           B           No       Yes       Final HUD1 OH    8/XX/2005    Refinance     Investment  XXX        $XXX
                                                                                                                                                                                                                                                                                        *** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
2946295371 XXX       XXX       XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV1                                                                                                                                                             2           *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 07/XX/2005 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                                                            B           B           No       Yes       Final HUD1 FL    7/XX/2005    Refinance     Investment  XXX        $XXX
                                                                                                                                                                                                                                                                                        *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
3106883517 XXX       XXX       XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV1                                                                                                                                                             2           *** (OPEN) (Doc Error) Initial GFE not provided - EV2                                                                                                                                                                                                                                                 *** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.                             B           B           No       Yes       Final HUD1 AR    6/XX/2005    Purchase      Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                        *** (OPEN) (Doc Error) TIL Error: Borrower signature not dated. - EV2                                                                                                                                                                                                                                 COMMENT: 2025/XX/03: TIL in file indicated to be final, expected funding date same as disbursement and/or note date but is not signed or dated by borrower so cannot confirm that
                                                                                                                                                                                                                                                                                        *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Prepaid Interest From Date from HUD-1 or final closing disclosure of 06/XX/2005 used as disbursement date for compliance testing. - EV2                                        borrower received.
                                                                                                                                                                                                                                                                                        *** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower. - EV2
2755836649 XXX       XXX       XXX       2                                                                                                                                                                                                                                  2           *** (OPEN) (Doc Error) TIL Error: Final TIL not signed by all required parties - EV2                                                                                                                                                                                                                  *** (OPEN) (Doc Error) TIL Error: Final TIL not signed by all required parties                                                                                                    B           B           No       Yes       Final HUD1 FL    7/XX/2005    Purchase      Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                        *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Prepaid Interest From Date from HUD-1 or final closing disclosure of 07/XX/2005 used as disbursement date for compliance testing. - EV2                                        COMMENT: 2025/XX/04: TIL appears to be final but not signed nor initialed by borrower.
                                                                                                                                                                                                                                                                                        *** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2
3530809746 XXX       XXX       XXX       2                                                                                                                                                                                                                                  2           *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Prepaid Interest From Date from HUD-1 or final closing disclosure of 12/XX/2005 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                          B           B           No       Yes       Final HUD1 FL    12/XX/2005   Refinance     Investment  XXX        $XXX
                                                                                                                                                                                                                                                                                        *** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
3114443070 XXX       XXX       XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV1                                                                                                                                                             2           *** (OPEN) (Doc Error) Initial GFE not provided - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                   B           B           No       Yes       Final HUD1 MO    2/XX/2005    Purchase      Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                        *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 02/XX/2005 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
3077609045 XXX       XXX       XXX       2                *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following                                                                                                                     2           *** (OPEN) (Doc Error) Initial GFE not provided - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                   B           B           Yes      Yes       Final HUD1 CA    5/XX/2005    Refinance     Primary     XXX        $XXX
                                                          clauses: - EV2                                                                                                                                                                                                                *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Prepaid Interest From Date from HUD-1 or final closing disclosure of 05/XX/2005 used as disbursement date for compliance testing. - EV2
                                                          *** (OPEN) Missing Document: Missing Final 1003 - EV1                                                                                                                                                                         *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
2808387120 XXX       XXX       XXX       3                *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following                                                                                                                     3           *** (OPEN) Missing Final HUD-1 No Alternate Fee Source Document (Primary or Second Home): Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3                                                                                                                                                                                                                                                   D           D           Yes      No        Missing    CA    4/XX/2005    Refinance     UTD         XXX        $XXX
                                                          clauses: - EV2                                                                                                                                                                                                                *** (OPEN) (Doc Error) Initial GFE not provided - EV2
                                                          *** (OPEN) Missing Document: Missing Final 1003 - EV1                                                                                                                                                                         *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 04/XX/2005 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2005 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2
3550633106 XXX       XXX       XXX       3                *** (OPEN) Missing Document: Missing Final 1003 - EV1                                                                                                                                                             3           *** (OPEN) Missing Final HUD-1 No Alternate Fee Source Document (Primary or Second Home): Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3                                                                                                                                                                                                                                                   D           D           Yes      No        Missing    FL    4/XX/2005    UTD           UTD         XXX        $XXX
                                                                                                                                                                                                                                                                                        *** (OPEN) (Doc Error) Initial GFE not provided - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 04/XX/2005 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2005 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2
2851153441 XXX       XXX       XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV1                                                                                                                                                             2           *** (OPEN) (Doc Error) Initial GFE not provided - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                   B           B           Yes      Yes       Final HUD1 TX    6/XX/2005    Purchase      Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                        *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2005 which is 0 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
2865498945 XXX       XXX       XXX       3                *** (OPEN) Missing Document: Missing Final 1003 - EV1                                                                                                                                                             3           *** (OPEN) Missing Final HUD-1 No Alternate Fee Source Document (Primary or Second Home): Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3                                                                                                                                                                                                                                                   D           D           Yes      No        Missing    FL    4/XX/2005    UTD           UTD         XXX        $XXX
                                                                                                                                                                                                                                                                                        *** (OPEN) (Doc Error) Initial GFE not provided - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 04/XX/2005 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2005 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2
2974938036 XXX       XXX       XXX       2                                                                                                                                                                                                                                  2           *** (OPEN) (Doc Error) Initial GFE not provided - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                   B           B           No       Yes       Final HUD1 VA    6/XX/2005    Purchase      Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                        *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Prepaid Interest From Date from HUD-1 or final closing disclosure of 06/XX/2005 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Virginia Mortgage Lender and Broker Act (Additional Compensation Not on Written Agreement): Virginia Mortgage Lender and Broker Act:  Mortgage broker has received compensation from the borrower other than that specified in the written agreement signed by the borrower. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Virginia Mortgage Lender and Broker Act (Dual Agency Compensation Without Notice): Virginia Mortgage Lender and Broker Act:  Mortgage broker also acting as agent has received compensation from the borrower without providing a written agreement to the borrower. - EV2
3574076060 XXX       XXX       XXX       3                *** (OPEN) Missing Document: Missing Final 1003 - EV1                                                                                                                                                             3           *** (OPEN) Missing Final HUD-1 No Alternate Fee Source Document (Primary or Second Home): Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3                                                                                                                                                                                                                                                   D           D           Yes      No        Missing    ME    4/XX/2005    UTD           UTD         XXX        $XXX
                                                                                                                                                                                                                                                                                        *** (OPEN) (Doc Error) Initial GFE not provided - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 04/XX/2005 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2005 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2
3373793963 XXX       XXX       XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV1                                                                                                                                                             2           *** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2                                                                                                                                                                                                                                                                                                                                                               B           B           No       Yes       HUD1, not  CA    3/XX/2005    Refinance     Investment  XXX        $XXX
                                                                                                                                                                                                                                                                                        *** (OPEN) Missing Final HUD-1 RESPA  Investment Occupancy No Business Purpose Cert (Not subject to APL): RESPA:  Missing Final HUD-1 HUD1, not signed or stamped used to source fees.  Investment occupancy witrh no business purpose cert in file.  Loan is not subject to APL tests in scope                                                                                                                                                                                                                                    signed or
                                                                                                                                                                                                                                                                                        requiring points and fees. - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                   stamped
                                                                                                                                                                                                                                                                                        *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
3117377949 XXX       XXX       XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV1                                                                                                                                                             2           *** (OPEN) (Doc Error) Initial GFE not provided - EV2                                                                                                                                                                                                                                                 *** (OPEN) (Doc Error) TIL Error: Final TIL not signed by all required parties                                                                                                    B           B           Yes      Yes       Final HUD1 TX    6/XX/2005    Refinance     Primary     XXX        $XXX
                                                          *** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV1                                                                                                                                          *** (OPEN) (Doc Error) TIL Error: Final TIL not signed by all required parties - EV2                                                                                                                                                                                                                  COMMENT: 2025/XX/03: TIL appears to be final but not signed nor initialed by borrower
                                                                                                                                                                                                                                                                                        *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Prepaid Interest From Date from HUD-1 or final closing disclosure of 06/XX/2005 used as disbursement date for compliance testing. - EV2                                        *** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
                                                                                                                                                                                                                                                                                        *** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2                                                                                                                                           COMMENT: 2025/XX/03: TIL in file indicated to be final, expected funding date same as disbursement and/or note date but is not signed or dated by borrower so cannot confirm that
                                                                                                                                                                                                                                                                                        *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2                                                                                                                         borrower received.
                                                                                                                                                                                                                                                                                        *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date and RTC Signature Date. Unable to determine compliance with rescission timing requirements. - EV2
3233499577 XXX       XXX       XXX       2                                                                                                                                                                                                                                  2           *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Prepaid Interest From Date from HUD-1 or final closing disclosure of 02/XX/2006 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                          B           B           No       Yes       Final HUD1 NJ    2/XX/2006    Refinance     Investment  XXX        $XXX
                                                                                                                                                                                                                                                                                        *** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2
3561852352 XXX       XXX       XXX       2                                                                                                                                                                                                                                  2           *** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2                                                                                                                                                                                                                                                                                                                                                               B           B           No       Yes       Final HUD1 NC    1/XX/2006    Refinance     Investment  XXX        $XXX
3016790514 XXX       XXX       XXX       2                                                                                                                                                                                                                                  2           *** (OPEN) (Doc Error) TIL Error: Final TIL not signed by all required parties - EV2                                                                                                                                                                                                                  *** (OPEN) (Doc Error) TIL Error: Final TIL not signed by all required parties                                                                                                    B           B           No       Yes       Final HUD1 PA    1/XX/2006    Purchase      Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                        *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Prepaid Interest From Date from HUD-1 or final closing disclosure of 01/XX/2006 used as disbursement date for compliance testing. - EV2                                        COMMENT: 2025/XX/04: TIL appears to be final but not signed nor initialed by borrower.
                                                                                                                                                                                                                                                                                        *** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2                                                                                                                                                                             *** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
                                                                                                                                                                                                                                                                                        *** (OPEN) Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates. - EV2                                                                                                                                                                   COMMENT: 2025/XX/04: TIL in file indicated to be final, expected funding date same as disbursement and/or note date but is  not signed or dated by borrower so cannot confirm
                                                                                                                                                                                                                                                                                        *** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2                                                                                                                                           that borrower received.
                                                                                                                                                                                                                                                                                        *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2006 which is 0 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: Unable to test Affiliated Business Disclosure due to missing information. - EV2
2878560732 XXX       XXX       XXX       2                                                                                                                                                                                                                                  2           *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2                                                                                                                                                                                                                                                                                                           B           B           No       Yes       Final HUD1 CT    12/XX/2005   Refinance     Investment  XXX        $XXX
3827068192 XXX       XXX       XXX       1                                                                                                                                                                                                                                  1                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                   A           A           No       Yes       Final HUD1 CA    11/XX/2005   Refinance     Investment  XXX        $XXX
2980081815 XXX       XXX       XXX       2                *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following                                                                                                                     2           *** (OPEN) (Doc Error) TIL Error: Final TIL not signed by all required parties - EV2                                                                                                                                                                                                                  *** (OPEN) (Doc Error) TIL Error: Final TIL not signed by all required parties                                                                                                    B           B           Yes      Yes       Final HUD1 CA    6/XX/2005    Refinance     UTD         XXX        $XXX
                                                          clauses: - EV2                                                                                                                                                                                                                *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 07/XX/2005 used as disbursement date for compliance testing. - EV2                                                                          COMMENT: 2025/XX/04: TIL in file indicated to be final, expected funding date same as disbursement and/or note date but is
                                                          *** (OPEN) Missing Document: Missing Final 1003 - EV1                                                                                                                                                                         *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                not signed or dated by borrower so cannot confirm that borrower received.
                                                                                                                                                                                                                                                                                        *** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2
3295841661 XXX       XXX       XXX       2                                                                                                                                                                                                                                  2           *** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2                                                                                                                                                                                                                                                                                                                                                               B           B           No       Yes       Final HUD1 FL    7/XX/2005    Refinance     Investment  XXX        $XXX
                                                                                                                                                                                                                                                                                        *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
2793174629 XXX       XXX       XXX       2                                                                                                                                                                                                                                  2           *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Prepaid Interest From Date from HUD-1 or final closing disclosure of 02/XX/2006 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                          B           B           No       Yes       Final HUD1 NJ    2/XX/2006    Refinance     Investment  XXX        $XXX
                                                                                                                                                                                                                                                                                        *** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2
3344326550 XXX       XXX       XXX       2                                                                                                                                                                                                                                  2           *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Prepaid Interest From Date from HUD-1 or final closing disclosure of 01/XX/2006 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                          B           B           No       Yes       Final HUD1 TX    1/XX/2006    Purchase      Investment  XXX        $XXX
                                                                                                                                                                                                                                                                                        *** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2006 which is 0 months prior to consummation. A lookback was performed to determine this application date. - EV2
3697144514 XXX       XXX       XXX       2                                                                                                                                                                                                                                  2           *** (OPEN) (Doc Error) Initial GFE not provided - EV2                                                                                                                                                                                                                                                 *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the       B           B           Yes      Yes       Final HUD1 NC    7/XX/2005    Purchase      Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                        *** (OPEN) (Doc Error) TIL Error: Borrower signature not dated. - EV2                                                                                                                                                                                                                                 amount of $XXX.
                                                                                                                                                                                                                                                                                        *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Prepaid Interest From Date from HUD-1 or final closing disclosure of 07/XX/2005 used as disbursement date for compliance testing. - EV2                                        COMMENT: 2025/XX/04: Unable to determine under disclosure due to missing itemization of amount financed.
                                                                                                                                                                                                                                                                                        *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower. - EV2
2877104015 XXX       XXX       XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV1                                                                                                                                                             2           *** (OPEN) (Doc Error) TIL Error: Final TIL not signed by all required parties - EV2                                                                                                                                                                                                                                                                                                                                                                                                    B           B           Yes      Yes       Final HUD1 FL    6/XX/2005    Refinance     UTD         XXX        $XXX
                                                                                                                                                                                                                                                                                        *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 06/XX/2005 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2
2849269507 XXX       XXX       XXX       2                                                                                                                                                                                                                                  2           *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Prepaid Interest From Date from HUD-1 or final closing disclosure of 08/XX/2005 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                          B           B           No       Yes       Final HUD1 OH    8/XX/2005    Refinance     Investment  XXX        $XXX
                                                                                                                                                                                                                                                                                        *** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
3206067487 XXX       XXX       XXX       2                                                                                                                                                                                                                                  2           *** (OPEN) (Doc Error) TIL Error: Final TIL not signed by all required parties - EV2                                                                                                                                                                                                                  *** (OPEN) (Doc Error) TIL Error: Final TIL not signed by all required parties                                                                                                    B           B           No       Yes       Final HUD1 MD    8/XX/2005    Purchase      Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                        *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Prepaid Interest From Date from HUD-1 or final closing disclosure of 08/XX/2005 used as disbursement date for compliance testing. - EV2                                        COMMENT: 2025/XX/05: TIL appears to be final but not signed nor initialed by borrower.
                                                                                                                                                                                                                                                                                        *** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2                                                                                                                                                                             *** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
                                                                                                                                                                                                                                                                                        *** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2                                                                                                                                           COMMENT: 2025/XX/04: TIL in file indicated to be final, expected funding date same as disbursement and/or note date but is not signed or dated by borrower so cannot confirm that borrower received.
3044456479 XXX       XXX       XXX       2                                                                                                                                                                                                                                  2           *** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2                                                                                                                                                                                                                                                                                                                                                               B           B           No       Yes       Estimated  NV    8/XX/2005    Purchase      Investment  XXX        $XXX
                                                                                                                                                                                                                                                                                        *** (OPEN) Missing Final HUD-1 RESPA  Investment Occupancy No Business Purpose Cert (Not subject to APL): RESPA:  Missing Final HUD-1 Estimated HUD1 used to source fees.  Investment occupancy witrh no business purpose cert in file.  Loan is not subject to APL tests in scope requiring points                                                                                                                                                                                                                                HUD1
                                                                                                                                                                                                                                                                                        and fees. - EV2
3099112238 XXX       XXX       XXX       2                *** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV1                                                                                                                              2           *** (OPEN) (Doc Error) Initial GFE not provided - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                   B           B           Yes      Yes       Final HUD1 CA    7/XX/2005    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                        *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Prepaid Interest From Date from HUD-1 or final closing disclosure of 07/XX/2005 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
3414009958 XXX       XXX       XXX       2                                                                                                                                                                                                                                  2           *** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2                                                                                                                                                                                                                                                                                                                                                               B           B           No       Yes       Estimated  RI    11/XX/2005   Refinance     Investment  XXX        $XXX
                                                                                                                                                                                                                                                                                        *** (OPEN) Missing Final HUD-1 RESPA  Investment Occupancy No Business Purpose Cert (Not subject to APL): RESPA:  Missing Final HUD-1 Estimated HUD1 used to source fees.  Investment occupancy witrh no business purpose cert in file.  Loan is not subject to APL tests in scope requiring points                                                                                                                                                                                                                                HUD1
                                                                                                                                                                                                                                                                                        and fees. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
2827808515 XXX       XXX       XXX       1                                                                                                                                                                                                                                  1                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                   A           A           Yes      Yes       Final HUD1 FL    4/XX/2006    Refinance     Primary     XXX        $XXX
3132330368 XXX       XXX       XXX       2                                                                                                                                                                                                                                  2           *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Prepaid Interest From Date from HUD-1 or final closing disclosure of 04/XX/2000 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                          B           B           Yes      Yes       Final HUD1 TX    4/XX/2000    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                        *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2000 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Texas Prepayment Penalty First Lien: Texas Prepayment Penalty: A prepayment penalty is not permissible on an owner-occupied loan with an interest rate greater than 12%. Interest rate on loan is 12.25000%.  Prepay language states prepay will not exceed maximum permitted by applicable law. - EV2
3648108458 XXX       XXX       XXX       2                *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following                                                                                                                     2           *** (OPEN) ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information. - EV2                                                                                                                                      *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the       B           B           Yes      Yes       Final HUD1 FL    8/XX/2007    Refinance     Primary     XXX        $XXX
                                                          clauses: - EV2                                                                                                                                                                                                                *** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2                                                                                                                                               amount of $XXX.
                                                          *** (OPEN) Missing Document: Missing Final 1003 - EV1                                                                                                                                                                         *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 08/XX/2007 used as disbursement date for compliance testing. - EV2                                                                          COMMENT: 2025/XX/05: Disclosed payment on Note does not correspond with the loan amount, loan term, and interest rate on the loan.
                                                          *** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV1                                                                                                                                          *** (OPEN) FACTA Disclosure Missing: Unable to determine FACTA Credit Score Disclosure was provided due to missing information. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 08/XX/2007, prior to three (3) business days from transaction date of 08/XX/2007. - EV2
3692272826 XXX       XXX       XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV1                                                                                                                                                             2           *** (OPEN) (Doc Error) TIL Error: Borrower signature not dated. - EV2                                                                                                                                                                                                                                                                                                                                                                                                                   B           B           No       Yes       Final HUD1 LA    5/XX/2008    Purchase      Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                        *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Prepaid Interest From Date from HUD-1 or final closing disclosure of 05/XX/2008 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
3551617354 XXX       XXX       XXX       3                *** (OPEN) Missing Document: Missing Final 1003 - EV1                                                                                                                                                             3           *** (OPEN) Missing Final HUD-1 No Alternate Fee Source Document (Primary or Second Home): Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3                                                                                                                                                                                                                                                   D           D           No       No        Missing    PA    3/XX/1999    Purchase      UTD         XXX        $XXX
                                                                                                                                                                                                                                                                                        *** (OPEN) (Doc Error) Initial GFE not provided - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 03/XX/1999 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/1999 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Pennsylvania First Lien Late Charge Grace Period Testing: Pennsylvania Late Charge: Note grace period of 10 days is less than the state minimum of 15 days. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2
3123411518 XXX       XXX       XXX       3                *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following                                                                                                                     3           *** (OPEN) Missing Final HUD-1 No Alternate Fee Source Document (Primary or Second Home): Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3                                                                                                                                                                                                                                                   D           D           No       No        Missing    KY    12/XX/1997   Purchase      UTD         XXX        $XXX
                                                          clauses: - EV2                                                                                                                                                                                                                *** (OPEN) (Doc Error) Initial GFE not provided - EV2
                                                          *** (OPEN) Missing Document: Missing Final 1003 - EV1                                                                                                                                                                         *** (OPEN) (Doc Error) TIL Error: Borrower signature not dated. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 12/XX/1997 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/1997 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2
2837459646 XXX       XXX       XXX       2                                                                                                                                                                                                                                  2           *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Prepaid Interest From Date from HUD-1 or final closing disclosure of 08/XX/2004 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                          B           B           Yes      Yes       Final HUD1 MA    8/XX/2004    Purchase      Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                        *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
2911073698 XXX       XXX       XXX       2                                                                                                                                                                                                                                  2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2                                                                                                                                                                                                       B           B           Yes      Yes       Final HUD1 NJ    5/XX/2007    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                        *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
3655279634 XXX       XXX       XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV1                                                                                                                                                             2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2000 which is 0 months prior to consummation. A lookback was performed to determine this application date. - EV2                                                                                                                                                                                                       B           B           Yes      Yes       Final HUD1 PA    6/XX/2000    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                        *** (OPEN) Pennsylvania First Lien Late Charge Grace Period Testing: Pennsylvania Late Charge: Note grace period of 10 days is less than the state minimum of 15 days. - EV2
3600253264 XXX       XXX       XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV1                                                                                                                                                             2           *** (OPEN) (Doc Error) Initial GFE not provided - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                   B           B           Yes      Yes       Final HUD1 TN    12/XX/2001   Refinance     UTD         XXX        $XXX
                                                                                                                                                                                                                                                                                        *** (OPEN) ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2001 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2
3089450391 XXX       XXX       XXX       2                                                                                                                                                                                                                                  2           *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Prepaid Interest From Date from HUD-1 or final closing disclosure of 07/XX/2007 used as disbursement date for compliance testing. - EV2                                        *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the       B           B           Yes      Yes       Final HUD1 VT    7/XX/2007    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                        *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2                                                                                                     amount of $XXX.
                                                                                                                                                                                                                                                                                        *** (OPEN) Vermont Interest Act - Vermont High Rate, High Point Loan (Interest Rate and/or Points and Fees): Vermont Interest Act: Note Rate on subject loan of 10.78000% is in excess of allowable threshold of Declared Rate 8.4000% + 3%, or 11.40000, or Points on the loan of 5.00000% exceed    COMMENT: 2025/XX/05: Itemization did not disclose $XXX of the Settlement fee as prepaid finance charges.
                                                                                                                                                                                                                                                                                        the allowable threshold of 4%.  High Rate, High Point Notice Non-Compliant. - EV2                                                                                                                                                                                                                     *** (OPEN) Vermont Interest Act - VT High Rate, High Point Disclosure Not Provided Timely: Vermont Interest Act: Vermont Disclosure was not provided to the borrower prior to
                                                                                                                                                                                                                                                                                        *** (OPEN) Vermont Interest Act - VT High Rate, High Point Disclosure Not Compliant: Vermont Interest Act: Vermont Disclosure not in compliance with state requirements. - EV2                                                                                                                        closing.
                                                                                                                                                                                                                                                                                        *** (OPEN) Vermont Interest Act - VT High Rate, High Point Disclosure Not Provided: Vermont Interest Act:  Vermont Disclosure not provided to loan applicant. - EV2                                                                                                                                   COMMENT: 2025/XX/05: Disclosure missing from loan file.
                                                                                                                                                                                                                                                                                        *** (OPEN) Vermont Interest Act - VT High Rate, High Point Disclosure Not Provided Timely: Vermont Interest Act: Vermont Disclosure was not provided to the borrower prior to closing. - EV2
2994069210 XXX       XXX       XXX       2                                                                                                                                                                                                                                  2           *** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2                                                                                                                                                                                                                                                                                                                                                               B           B           Yes      Yes       Final HUD1 VA    7/XX/2007    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                        *** (OPEN) Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
3313864928 XXX       XXX       XXX       3                *** (OPEN) Missing Document: Missing Final 1003 - EV1                                                                                                                                                             3           *** (OPEN) Missing Final HUD-1 No Alternate Fee Source Document (Primary or Second Home): Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3                                                                                                                                                                                                                                                   D           D           Yes      No        Missing    NC    1/XX/1999    Refinance     UTD         XXX        $XXX
                                                                                                                                                                                                                                                                                        *** (OPEN) (Doc Error) Initial GFE not provided - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 01/XX/1999 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/1998 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2
3409290199 XXX       XXX       XXX       2                                                                                                                                                                                                                                  2           *** (OPEN) ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information. - EV2                                                                                                                                                                                                                                                                                                                        B           B           No       Yes       Final HUD1 FL    7/XX/2007    Purchase      Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                        *** (OPEN) CHARM Booklet Disclosure Status: Unable to determine if loan file contains CHARM Booklet due to missing information. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Prepaid Interest From Date from HUD-1 or final closing disclosure of 07/XX/2007 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2007 which is 0 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
3669113145 XXX       XXX       XXX       2                                                                                                                                                                                                                                  2           *** (OPEN) Connecticut Prepayment Penalty Test: Connecticut Prepayment Penalty: A prepayment penalty is not permissible under the Mortgage Lenders, Correspondent Lenders, Brokers and Loan Originators Act.  Prepay language states prepay will not exceed maximum permitted by applicable law. -                                                                                                                                                                                      B           B           Yes      Yes       Final HUD1 CT    5/XX/2007    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                        EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Prepaid Interest From Date from HUD-1 or final closing disclosure of 05/XX/2007 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2007 which is 0 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
3152152933 XXX       XXX       XXX       2                                                                                                                                                                                                                                  2           *** (OPEN) ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information. - EV2                                                                                                                                      *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the       B           B           Yes      Yes       Final HUD1 IN    3/XX/2007    Purchase      Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                        *** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2                                                                                                                                               amount of $XXX.
                                                                                                                                                                                                                                                                                        *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Prepaid Interest From Date from HUD-1 or final closing disclosure of 03/XX/2007 used as disbursement date for compliance testing. - EV2                                        COMMENT: 2025/XX/05: Unable to determine under disclosure due to missing Itemization of Amount Financed.
                                                                                                                                                                                                                                                                                        *** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
3177715893 XXX       XXX       XXX       2                                                                                                                                                                                                                                  2           *** (OPEN) ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information. - EV2                                                                                                                                                                                                                                                                                                                        B           B           Yes      Yes       Final HUD1 OR    6/XX/2007    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                        *** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 06/XX/2007 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Oregon Prepayment Penalty Max Prepay: Oregon Prepayment Penalty: Loan agreement or Note does not clearly state the maximum prepayment penalty applicable to each year of the loan. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 06/XX/2007, prior to three (3) business days from transaction date of 06/XX/2007. - EV2
3575408795 XXX       XXX       XXX       3                                                                                                                                                                                                                                  3           *** (OPEN) Missing Final HUD-1 No Alternate Fee Source Document (Primary or Second Home): Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3                                                                                                                                                                                                                                                   D           D           Yes      No        Missing    NC    10/XX/2006   Purchase      Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                        *** (OPEN) ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 10/XX/2006 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2006 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
3276046927 XXX       XXX       XXX       2                                                                                                                                                                                                                                  2           *** (OPEN) ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information. - EV2                                                                                                                                                                                                                                                                                                                        B           B           Yes      Yes       Final HUD1 NJ    9/XX/2002    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                        *** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 09/XX/2002 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 09/XX/2002, prior to three (3) business days from transaction date of 09/XX/2002. - EV2
3683195347 XXX       XXX       XXX       2                *** (OPEN) FHA Informed  Consumer Choice Disclosure is missing.: Disclosure: FHA - Informed                                                                                                                       2           *** (OPEN) (Doc Error) Initial GFE not provided - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                   B           B           Yes      Yes       Final HUD1 MA    6/XX/2009    Purchase      Primary     XXX        $XXX
                                                          Consumer Choice Disclosure (Government Documents) - EV3                                                                                                                                                                       *** (OPEN) FHA Case Number Assignment Date Missing: FHA Case # Assignment Date missing.  Creditor application date used as FHA case # assignment date for purposes of any applicable compliance testing. - EV2
                                                          *** (OPEN) Missing Document: FHA Case Number Assignment not provided - EV3                                                                                                                                                    *** (OPEN) Massachusetts MLBR (Missing Data) Document Type Not Provided: Massachusetts Mortgage Lender and Broker Regulations:  Unable to determine if the borrower was required to provide a signed statement disclosing their income due to missing document type. - EV2
                                                          *** (OPEN) Missing Document: FHA Mortgage Insurance Certificate not provided - EV3                                                                                                                                            *** (OPEN) Massachusetts Mortgage Lender and Broker Regulation (Ability to Repay not Verified): Massachusetts Mortgage Lender and Broker Regulation:  File does not contain evidence that analysis of borrower's ability to repay was performed based on verified income, obligations, assets, and/or
                                                          *** (OPEN) Missing Document: HUD/VA 92900-A not provided - EV3                                                                                                                                                                employment using PITI payment based on fully indexed rate and fully amortizing payment, if applicable - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2009 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
2852057442 XXX       XXX       XXX       1                                                                                                                                                                                                                                  1                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                   A           A           Yes      Yes       Final HUD1 NY    2/XX/2002    Refinance     Primary     XXX        $XXX
3055197512 XXX       XXX       XXX       2                                                                                                                                                                                                                                  2           *** (OPEN) ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information. - EV2                                                                                                                                                                                                                                                                                                                        B           B           Yes      Yes       Final HUD1 IN    7/XX/2005    Purchase      Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                        *** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Prepaid Interest From Date from HUD-1 or final closing disclosure of 07/XX/2005 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
2950613231 XXX       XXX       XXX       2                *** (OPEN) FHA - Informed Consumer Choice Disclosure was not provided to borrower within 3                                                                                                                        2           *** (OPEN) ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information. - EV2                                                                                                                                                                                                                                                                                                                        B           B           Yes      Yes       Final HUD1 NJ    4/XX/2008    Refinance     Primary     XXX        $XXX
                                                          business days of the loan application.: Disclosure: FHA - Informed Consumer Choice Disclosure                                                                                                                                 *** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                          (Government Documents) - EV3                                                                                                                                                                                                  *** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
3625253143 XXX       XXX       XXX       2                                                                                                                                                                                                                                  2           *** (OPEN) (Doc Error) Initial GFE not provided - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                   B           B           Yes      Yes       Final HUD1 NY    10/XX/2001   Purchase      Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                        *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Prepaid Interest From Date from HUD-1 or final closing disclosure of 10/XX/2001 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
3560657854 XXX       XXX       XXX       2                                                                                                                                                                                                                                  2           *** (OPEN) Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinance by a creditor that is not considered the original creditor. The H-9 form was used, the H-8 form                                                                                                                                                                                       B           B           Yes      Yes       Final HUD1 NJ    8/XX/2009    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                        should have been used. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: Unable to test Affiliated Business Disclosure due to missing information. - EV2
3562977076 XXX       XXX       XXX       2                                                                                                                                                                                                                                  2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2006 which is 0 months prior to consummation. A lookback was performed to determine this application date. - EV2                                                                                                                                                                                                       B           B           Yes      Yes       Final HUD1 NY    8/XX/2006    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                        *** (OPEN) New York Late Charge Percent Testing: New York Late Charge: Note late charge percent of 5.00000% exceeds the state maximum of 2%. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
3337597151 XXX       XXX       XXX       2                                                                                                                                                                                                                                  2           *** (OPEN) ARM Disclosure Compliant Test: TIL variable rate disclosure: ARM loan program disclosure does not match terms of loan. - EV2                                                                                                                                                                                                                                                                                                                                                 B           B           Yes      Yes       Final HUD1 NJ    11/XX/2005   Purchase      Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                        *** (OPEN) ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 11/XX/2005 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV1
3596428877 XXX       XXX       XXX       2                *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following                                                                                                                     2           *** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing. - EV2                                                                                                                                                                                                                                                    B           B           Yes      Yes       Final HUD1 NY    9/XX/2007    Refinance     Primary     XXX        $XXX
                                                          clauses: - EV2                                                                                                                                                                                                                *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 09/XX/2007 used as disbursement date for compliance testing. - EV2
                                                          *** (OPEN) Missing Document: Missing Final 1003 - EV1                                                                                                                                                                         *** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 09/XX/2007, prior to three (3) business days from transaction date of 09/XX/2007. - EV2
3275476522 XXX       XXX       XXX       3                *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following                                                                                                                     3           *** (OPEN) Missing Final HUD-1 No Alternate Fee Source Document (Primary or Second Home): Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3                                                                                                                                                                                                                                                   D           D           Yes      No        Missing    MD    6/XX/2008    Refinance     UTD         XXX        $XXX
                                                          clauses: - EV2                                                                                                                                                                                                                *** (OPEN) (Doc Error) Initial GFE not provided - EV2
                                                          *** (OPEN) Missing Document: Missing Final 1003 - EV1                                                                                                                                                                         *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 06/XX/2008 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Maryland Ability to Repay Not Verified: Maryland SB270:  Borrower's ability to repay not verified with reliable documentation. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Maryland Late Charge Grace Period Testing: Maryland Late Charge: Note grace period of 10 days is less than the state minimum of 15 days. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2008 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2
3707674827 XXX       XXX       XXX       3                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                     3           *** (OPEN) Missing Final HUD-1 No Alternate Fee Source Document (Primary or Second Home): Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3                                                                                                                                                                                                                                                   D           D           Yes      No        Missing    NY    6/XX/1998    Refinance     UTD         XXX        $XXX
                                                          *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following                                                                                                                                 *** (OPEN) (Doc Error) Initial GFE not provided - EV2
                                                          clauses: - EV2                                                                                                                                                                                                                *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 06/XX/1998 used as disbursement date for compliance testing. - EV2
                                                          *** (OPEN) Missing Document: Missing Final 1003 - EV1                                                                                                                                                                         *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/1998 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2
3199300354 XXX       XXX       XXX       2                *** (OPEN) Missing Document: FHA Mortgage Insurance Certificate not provided - EV3                                                                                                                                2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2009 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2                                                                                                                                                                                                       B           B           Yes      Yes       Final HUD1 NJ    6/XX/2009    Refinance     Primary     XXX        $XXX
3635975376 XXX       XXX       XXX       2                *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following                                                                                                                     2           *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 09/XX/2005 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                                                            B           B           Yes      Yes       Final HUD1 MI    9/XX/2005    Refinance     UTD         XXX        $XXX
                                                          clauses: - EV2                                                                                                                                                                                                                *** (OPEN) Michigan Consumer Caution and Home Ownership Counseling Notice Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                          *** (OPEN) Missing Document: Missing Final 1003 - EV1                                                                                                                                                                         *** (OPEN) Michigan Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided Timely): Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Michigan Consumer Mortgage Protection Act (Counseling Agencies List): Michigan Consumer Mortgage Protection Act:  List of HUD-approved credit counseling agencies not provided to borrower. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 09/XX/2005, prior to three (3) business days from transaction date of 09/XX/2005. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2
2837122354 XXX       XXX       XXX       3                *** (OPEN) Missing Document: Missing Final 1003 - EV1                                                                                                                                                             3           *** (OPEN) Missing Final HUD-1 No Alternate Fee Source Document (Primary or Second Home): Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3                                                                                                                                                                                                                                                   D           D           Yes      No        Missing    MD    5/XX/2007    UTD           UTD         XXX        $XXX
                                                                                                                                                                                                                                                                                        *** (OPEN) (Doc Error) Initial GFE not provided - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 05/XX/2007 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2007 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2
3755456401 XXX       XXX       XXX       2                                                                                                                                                                                                                                  2           *** (OPEN) (Doc Error) TIL Error: Final TIL not signed by all required parties - EV2                                                                                                                                                                                                                  *** (OPEN) (Doc Error) TIL Error: Final TIL not signed by all required parties                                                                                                    B           B           No       Yes       Final HUD1 DC    4/XX/2007    Purchase      Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                        *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Prepaid Interest From Date from HUD-1 or final closing disclosure of 04/XX/2007 used as disbursement date for compliance testing. - EV2                                        COMMENT: 2025/XX/04: TIL appears to be final but not signed nor initialed by borrower.
                                                                                                                                                                                                                                                                                        *** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2
3316652263 XXX       XXX       XXX       2                                                                                                                                                                                                                                  2           *** (OPEN) Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates. - EV2                                                                                                                                                                                                                                                                                                                                                     B           B           Yes      Yes       Final HUD1 FL    10/XX/2007   Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                        *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
3650884750 XXX       XXX       XXX       2                *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following                                                                                                                     2           *** (OPEN) ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information. - EV2                                                                                                                                                                                                                                                                                                                        B           B           Yes      Yes       Final HUD1 NV    12/XX/2004   Refinance     UTD         XXX        $XXX
                                                          clauses: - EV2                                                                                                                                                                                                                *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2
                                                          *** (OPEN) Missing Document: Missing Final 1003 - EV1                                                                                                                                                                         *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 12/XX/2004 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Disclosed Note P&I payment does not equal calculated P&I payment: Disclosed Note P&I payment does not equal calculated P&I payment.  Note P&I of $XXX does not match calculated P&I of $XXX. Calculated P&I was used for the APR calculation and compliance testing. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 12/XX/2004, prior to three (3) business days from transaction date of 12/XX/2004. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2
3487554313 XXX       XXX       XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV1                                                                                                                                                             2           *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Prepaid Interest From Date from HUD-1 or final closing disclosure of 02/XX/2007 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                          B           B           Yes      Yes       Final HUD1 AZ    2/XX/2007    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                        *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
3769708352 XXX       XXX       XXX       3                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                     3           *** (OPEN) Missing Final HUD-1 No Alternate Fee Source Document (Primary or Second Home): Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3                                                                                                                                                                                                                                                   D           D           Yes      No        Missing    NC    10/XX/2002   UTD           UTD         XXX        $XXX
                                                          *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following                                                                                                                                 *** (OPEN) (Doc Error) Initial GFE not provided - EV2
                                                          clauses: - EV2                                                                                                                                                                                                                *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 10/XX/2002 used as disbursement date for compliance testing. - EV2
                                                          *** (OPEN) Missing Document: Missing Final 1003 - EV1                                                                                                                                                                         *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2002 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) North Carolina First Lien Late Charge Percent Testing: North Carolina Late Charge: Note late charge percent of 10.00000% exceeds the state maximum of 4%. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) North Carolina Home Loan (Impermissible Prepayment Penalty): North Carolina Home Loan: First lien mortgage loan less than $XXX contains an impermissible prepayment penalty. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2
3204647327 XXX       XXX       XXX       3                *** (OPEN) Missing Document: Missing Final 1003 - EV1                                                                                                                                                             3           *** (OPEN) Missing Final HUD-1 No Alternate Fee Source Document (Primary or Second Home): Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3                                                                                                                                                                                                                                                   D           D           Yes      No        Missing    PA    1/XX/2005    UTD           UTD         XXX        $XXX
                                                                                                                                                                                                                                                                                        *** (OPEN) (Doc Error) Initial GFE not provided - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 01/XX/2005 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2004 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Pennsylvania First Lien Late Charge Grace Period Testing: Pennsylvania Late Charge: Note grace period of 10 days is less than the state minimum of 15 days. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2
3264954231 XXX       XXX       XXX       2                *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following                                                                                                                     2           *** (OPEN) ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information. - EV2                                                                                                                                                                                                                                                                                                                        B           B           Yes      Yes       Final HUD1 NJ    8/XX/2006    Refinance     Primary     XXX        $XXX
                                                          clauses: - EV2                                                                                                                                                                                                                *** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                          *** (OPEN) Missing Document: Missing Final 1003 - EV1                                                                                                                                                                         *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 08/XX/2006 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 08/XX/2006, prior to three (3) business days from transaction date of 08/XX/2006. - EV2
3238808561 XXX       XXX       XXX       2                                                                                                                                                                                                                                  2           *** (OPEN) Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements - EV2                                                                                                                                                                                                                                  B           B           Yes      Yes       Final HUD1 KY    5/XX/2005    Refinance     Primary     XXX        $XXX
3599860504 XXX       XXX       XXX       3                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                     3           *** (OPEN) Missing Final HUD-1 No Alternate Fee Source Document (Primary or Second Home): Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3                                                                                                                                                                                                                                                   D           D           Yes      No        Missing    FL    3/XX/2007    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                        *** (OPEN) ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 03/XX/2007 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2007 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: Unable to test Affiliated Business Disclosure due to missing information. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
2992701821 XXX       XXX       XXX       2                *** (OPEN) FHA Informed  Consumer Choice Disclosure is missing.: Disclosure: FHA - Informed                                                                                                                       2           *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Prepaid Interest From Date from HUD-1 or final closing disclosure of 06/XX/2009 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                          B           B           Yes      Yes       Final HUD1 MA    6/XX/2009    Purchase      Primary     XXX        $XXX
                                                          Consumer Choice Disclosure (Government Documents) - EV3                                                                                                                                                                       *** (OPEN) Massachusetts MLBR (Missing Data) Document Type Not Provided: Massachusetts Mortgage Lender and Broker Regulations:  Unable to determine if the borrower was required to provide a signed statement disclosing their income due to missing document type. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Massachusetts Mortgage Lender and Broker Regulation (Ability to Repay not Verified): Massachusetts Mortgage Lender and Broker Regulation:  File does not contain evidence that analysis of borrower's ability to repay was performed based on verified income, obligations, assets, and/or employment using PITI payment based on fully indexed rate and fully amortizing payment, if applicable - EV2
2863454097 XXX       XXX       XXX       1                                                                                                                                                                                                                                  1                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                   A           A           Yes      Yes       Final HUD1 FL    12/XX/2007   Refinance     Primary     XXX        $XXX
3451886490 XXX       XXX       XXX       2                *** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV1                                                                                                                              2           *** (OPEN) (Doc Error) Initial GFE not provided - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                   B           B           Yes      Yes       Final HUD1 NJ    3/XX/2006    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                        *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2006 which is 0 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Third Circuit): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used. - EV2
3466108775 XXX       XXX       XXX       2                *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following                                                                                                                     2           *** (OPEN) (Doc Error) RTC Error:  Right to Cancel expiration date is blank. - EV2                                                                                                                                                                                                                                                                                                                                                                                                      B           B           Yes      Yes       Final HUD1 NJ    10/XX/2003   Refinance     Primary     XXX        $XXX
                                                          clauses: - EV2                                                                                                                                                                                                                *** (OPEN) ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) New Jersey Prepayment Penalty: New Jersey Prepayment Penalty: No prepayment penalties are permissible in the state of New Jersey. Prepay language states prepay will not exceed maximum permitted by applicable law. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Right of Rescission Timing - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Unable to test RTC expiration date due to missing information. - EV2
3251624229 XXX       XXX       XXX       2                                                                                                                                                                                                                                  2           *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2                                                                                                     *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the       B           B           Yes      Yes       Final HUD1 MA    5/XX/2007    Purchase      Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                        *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2                     amount of $XXX.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              COMMENT: 2025/XX/05: TIL Itemization did not disclose Assignment Recording Fee fee $XXX and Title courier/Messenger Fee $XXX as a prepaid balance.
3044650116 XXX       XXX       XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV1                                                                                                                                                             2           *** (OPEN) (Doc Error) Initial GFE not provided - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                   B           B           Yes      Yes       Final HUD1 CA    12/XX/2005   Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                        *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
3612322876 XXX       XXX       XXX       2                                                                                                                                                                                                                                  2           *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Prepaid Interest From Date from HUD-1 or final closing disclosure of 08/XX/2003 used as disbursement date for compliance testing. - EV2                                        *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the       B           B           Yes      Yes       Final HUD1 TX    8/XX/2003    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                        *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2                                                                                                     amount of $XXX.
                                                                                                                                                                                                                                                                                        *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2                     COMMENT: 2025/XX/06: Unable to determine under disclosure due to missing Itemization of Amount Financed.
3524558290 XXX       XXX       XXX       2                                                                                                                                                                                                                                  2           *** (OPEN) (Doc Error) Initial GFE not provided - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                   B           B           Yes      Yes       Final HUD1 NC    6/XX/2005    Purchase      Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                        *** (OPEN) ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Prepaid Interest From Date from HUD-1 or final closing disclosure of 06/XX/2005 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
3093485517 XXX       XXX       XXX       2                                                                                                                                                                                                                                  2           *** (OPEN) ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information. - EV2                                                                                                                                                                                                                                                                                                                        B           B           No       Yes       Final HUD1 MN    5/XX/2004    Purchase      Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                        *** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Minnesota Residential Mortgage Originator and Servicer Licensing Act (Impermissible Prepayment Penalty): Minnesota Residential Originator and Servicer Licensing Act: Mortgage loan contains an impermissible prepayment penalty exceeding 60 days interest on the unpaid principal balance. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Minnesota Residential Originator and Servicer Licensing Act: Mortgage loan contains an impermissible prepayment penalty exceeding 2% of the unpaid principal balance of the loan.: Minnesota Residential Originator and Servicer Licensing Act: Mortgage loan contains an impermissible prepayment penalty. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
3637101646 XXX       XXX       XXX       2                                                                                                                                                                                                                                  2           *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2                                                                                                     *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the       B           B           No       Yes       Final HUD1 MN    12/XX/2004   Purchase      Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              amount of $XXX.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              COMMENT: 2025/XX/04: Unable to determine under disclosure due to missing Itemization of Amount Financed.
3008747262 XXX       XXX       XXX       2                                                                                                                                                                                                                                  2           *** (OPEN) ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information. - EV2                                                                                                                                                                                                                                                                                                                        B           B           No       Yes       Final HUD1 MS    7/XX/2005    Purchase      Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                        *** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Prepaid Interest From Date from HUD-1 or final closing disclosure of 07/XX/2005 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
2861693715 XXX       XXX       XXX       2                                                                                                                                                                                                                                  2           *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Prepaid Interest From Date from HUD-1 or final closing disclosure of 07/XX/2005 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                          B           B           No       Yes       Final HUD1 NY    7/XX/2005    Purchase      Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                        *** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
3839556437 XXX       XXX       XXX       2                                                                                                                                                                                                                                  2           *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Prepaid Interest From Date from HUD-1 or final closing disclosure of 11/XX/2005 used as disbursement date for compliance testing. - EV2                                        *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the       B           B           No       Yes       Final HUD1 TX    11/XX/2005   Purchase      Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                        *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2                                                                                                     amount of $XXX.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              COMMENT: 2025/XX/05: Unable to determine under disclosure due to missing itemization of amount financed.
3817706647 XXX       XXX       XXX       2                                                                                                                                                                                                                                  2           *** (OPEN) ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2                                                                                                                                                                  *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the       B           B           Yes      Yes       Final HUD1 TX    3/XX/2003    Purchase      Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                        *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Prepaid Interest From Date from HUD-1 or final closing disclosure of 03/XX/2003 used as disbursement date for compliance testing. - EV2                                        amount of $XXX.
                                                                                                                                                                                                                                                                                        *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2                                                                                                     COMMENT: 2025/XX/05: Unable to determine under disclosure due to missing Itemization of Amount Financed.
3360484738 XXX       XXX       XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV1                                                                                                                                                             2           *** (OPEN) (Doc Error) Initial GFE not provided - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                   B           B           Yes      Yes       Final HUD1 NC    6/XX/2005    Purchase      Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                        *** (OPEN) ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Prepaid Interest From Date from HUD-1 or final closing disclosure of 06/XX/2005 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
3509577740 XXX       XXX       XXX       2                                                                                                                                                                                                                                  2           *** (OPEN) (Doc Error) Initial GFE not provided - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                   B           B           Yes      Yes       Final HUD1 NY    5/XX/2004    Purchase      Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                        *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Prepaid Interest From Date from HUD-1 or final closing disclosure of 05/XX/2004 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
3551046622 XXX       XXX       XXX       2                                                                                                                                                                                                                                  2           *** (OPEN) (Doc Error) Initial GFE not provided - EV2                                                                                                                                                                                                                                                 *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the       B           B           Yes      Yes       Final HUD1 NJ    7/XX/2005    Purchase      Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                        *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Prepaid Interest From Date from HUD-1 or final closing disclosure of 07/XX/2005 used as disbursement date for compliance testing. - EV2                                        amount of $XXX.
                                                                                                                                                                                                                                                                                        *** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2                                                                                                                                                                             COMMENT: 2025/XX/05: Unable to determine under disclosure due to missing Itemization of Amount Financed.
                                                                                                                                                                                                                                                                                        *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2
3830696570 XXX       XXX       XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV1                                                                                                                                                             2           *** (OPEN) (Doc Error) Initial GFE not provided - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                   B           B           Yes      Yes       Final HUD1 OK    6/XX/2003    Refinance     UTD         XXX        $XXX
                                                                                                                                                                                                                                                                                        *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2
3564280598 XXX       XXX       XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV1                                                                                                                                                             2           *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Prepaid Interest From Date from HUD-1 or final closing disclosure of 12/XX/2005 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                          B           B           No       Yes       Final HUD1 OH    12/XX/2005   Purchase      Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                        *** (OPEN) Ohio Alternate Prepayment Penalty SMLA Testing: Ohio Prepayment Penalty: Loan prepay term of 48 months exceeds state maximum of 36 months. (applies only to Second Mortgage Loan Act registrants)  Prepay language states prepay will not exceed maximum permitted by applicable law.] -
                                                                                                                                                                                                                                                                                        EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: Unable to test Affiliated Business Disclosure due to missing information. - EV2
3015698585 XXX       XXX       XXX       2                                                                                                                                                                                                                                  2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2                                                                                                                                                                                                       B           B           Yes      Yes       Final HUD1 TX    9/XX/2003    Refinance     Primary     XXX        $XXX
3630795429 XXX       XXX       XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV1                                                                                                                                                             2           *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Prepaid Interest From Date from HUD-1 or final closing disclosure of 12/XX/2004 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                          B           B           Yes      Yes       Final HUD1 TX    12/XX/2004   Purchase      Primary     XXX        $XXX
                                                                                                                                                                                                                                   *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
3257355685 XXX       XXX       XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV1                                                                                                                                                             2           *** (OPEN) (Doc Error) Initial GFE not provided - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                   B           B           Yes      Yes       Final HUD1 TX    7/XX/2005    Purchase      Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                        *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
3534726643 XXX       XXX       XXX       2                                                                                                                                                                                                                                  2           *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Prepaid Interest From Date from HUD-1 or final closing disclosure of 09/XX/2005 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                          B           B           Yes      Yes       Final HUD1 MD    9/XX/2005    Refinance     Primary     XXX        $XXX
3250964255 XXX       XXX       XXX       2                *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following                                                                                                                     2           *** (OPEN) (Doc Error) Initial GFE not provided - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                   B           B           Yes      Yes       Final HUD1 NY    11/XX/2003   Refinance     Primary     XXX        $XXX
                                                          clauses: - EV2                                                                                                                                                                                                                *** (OPEN) ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information. - EV2
                                                          *** (OPEN) Missing Document: Missing Final 1003 - EV1                                                                                                                                                                         *** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 11/XX/2003 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) New York Late Charge Percent Testing: New York Late Charge: Note late charge percent of 5.00000% exceeds the state maximum of 2%. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 11/XX/2003, prior to three (3) business days from transaction date of 11/XX/2003. - EV2
3235291917 XXX       XXX       XXX       3                                                                                                                                                                                                                                  3           *** (OPEN) (Missing Doc) Incomplete loan images/file - EV3                                                                                                                                                                                                                                            *** (OPEN) (Missing Doc) Incomplete loan images/file                                                                                                                              D           D                    No
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              COMMENT: 2025/XX/05: Missing Note HUD and TIL to complete compliance testing.
3188373971 XXX       XXX       XXX       3                *** (OPEN) Missing Document: Missing Final 1003 - EV1                                                                                                                                                             3           *** (OPEN) Missing Final HUD-1 No Alternate Fee Source Document (Primary or Second Home): Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3                                                                                                                                                                                                                                                   D           D           No       No        Missing    GA    5/XX/2001    Purchase      UTD         XXX        $XXX
                                                                                                                                                                                                                                                                                        *** (OPEN) (Doc Error) Initial GFE not provided - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of 05/XX/2001 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2001 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2
2867192503 XXX       XXX       XXX       3                *** (OPEN) Missing Document: Missing Final 1003 - EV1                                                                                                                                                             3           *** (OPEN) Missing Final HUD-1 No Alternate Fee Source Document (Primary or Second Home): Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3                                                                                                                                                                                                                                                   D           D           Yes      No        Missing    FL    6/XX/2005    Refinance     UTD         XXX        $XXX
                                                                                                                                                                                                                                                                                        *** (OPEN) (Doc Error) Initial GFE not provided - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 06/XX/2005 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2005 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2
3147894858 XXX       XXX       XXX       3                                                                                                                                                                                                                                  3           *** (OPEN) (Missing Doc) Incomplete loan images/file - EV3                                                                                                                                                                                                                                            *** (OPEN) (Missing Doc) Incomplete loan images/file                                                                                                                              D           D                    No
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              COMMENT: 2025/XX/05: Missing Note HUD and TIL to complete compliance testing.
3318661230 XXX       XXX       XXX       3                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                     3           *** (OPEN) Missing Final HUD-1 No Alternate Fee Source Document (Primary or Second Home): Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3                                                                                                                                                                                                                                                   D           D           Yes      No        Missing    MN    1/XX/2004    Refinance     UTD         XXX        $XXX
                                                          *** (OPEN) Missing Document: Missing Final 1003 - EV1                                                                                                                                                                         *** (OPEN) (Doc Error) Initial GFE not provided - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 01/XX/2004 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2003 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2
2883991955 XXX       XXX       XXX       3                                                                                                                                                                                                                                  3           *** (OPEN) (Missing Doc) Incomplete loan images/file - EV3                                                                                                                                                                                                                                            *** (OPEN) (Missing Doc) Incomplete loan images/file                                                                                                                              D           D                    No
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              COMMENT: 2025/XX/05: Missing Note HUD and TIL to complete compliance testing.
3453323998 XXX       XXX       XXX       2                *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following                                                                                                                     2           *** (OPEN) (Doc Error) Initial GFE not provided - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                   B           B           Yes      Yes       Final HUD1 CA    2/XX/2008    Refinance     UTD         XXX        $XXX
                                                          clauses: - EV2                                                                                                                                                                                                                *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Prepaid Interest From Date from HUD-1 or final closing disclosure of 02/XX/2008 used as disbursement date for compliance testing. - EV2
                                                          *** (OPEN) Missing Document: Missing Final 1003 - EV1                                                                                                                                                                         *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2
3121869344 XXX       XXX       XXX       2                                                                                                                                                                                                                                  2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2                                                                                                                                                                                                       B           B           Yes      Yes       Final HUD1 MD    4/XX/2004    Refinance     Primary     XXX        $XXX
3312867176 XXX       XXX       XXX       2                *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following                                                                                                                     2           *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 03/XX/2005 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                                                            B           B           Yes      Yes       Final HUD1 VA    3/XX/2005    Refinance     Primary     XXX        $XXX
                                                          clauses: - EV2                                                                                                                                                                                                                *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                          *** (OPEN) Missing Document: Missing Final 1003 - EV1                                                                                                                                                                         *** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 03/XX/2005, prior to three (3) business days from transaction date of 03/XX/2005. - EV2
3692694046 XXX       XXX       XXX       2                                                                                                                                                                                                                                  2           *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Prepaid Interest From Date from HUD-1 or final closing disclosure of 11/XX/2005 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                          B           B           No       Yes       Final HUD1 PA    11/XX/2005   Purchase      Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                        *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
2747497069 XXX       XXX       XXX       2                *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following                                                                                                                     2           *** (OPEN) ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information. - EV2                                                                                                                                      *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the       B           B           Yes      Yes       Final HUD1 VA    10/XX/2006   Refinance     UTD         XXX        $XXX
                                                          clauses: - EV2                                                                                                                                                                                                                *** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2                                                                                                                                               amount of $XXX.
                                                          *** (OPEN) Missing Document: Missing Final 1003 - EV1                                                                                                                                                                         *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 10/XX/2006 used as disbursement date for compliance testing. - EV2                                                                          COMMENT: 2025/XX/05: Disclosed payment on Note does not correspond with the loan amount, loan term, and interest rate on the loan.
                                                                                                                                                                                                                                                                                        *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 10/XX/2006, prior to three (3) business days from transaction date of 10/XX/2006. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2
3422742762 XXX       XXX       XXX       2                *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following                                                                                                                     2           *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 11/XX/2003 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                                                            B           B           Yes      Yes       Final HUD1 WI    11/XX/2003   Refinance     Primary     XXX        $XXX
                                                          clauses: - EV2                                                                                                                                                                                                                *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                          *** (OPEN) Missing Document: Missing Final 1003 - EV1                                                                                                                                                                         *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 11/XX/2003, prior to three (3) business days from transaction date of 11/XX/2003. - EV2
3527102842 XXX       XXX       XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV1                                                                                                                                                             2           *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 10/XX/2007 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                                                            B           B           Yes      Yes       Final HUD1 AL    10/XX/2007   Refinance     UTD         XXX        $XXX
                                                                                                                                                                                                                                                                                        *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 10/XX/2007, prior to three (3) business days from transaction date of 10/XX/2007. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2
3385926225 XXX       XXX       XXX       2                *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following                                                                                                                     2           *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 10/XX/2000 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                                                            B           B           No       Yes       Final HUD1 SC    10/XX/2000   Purchase      Primary     XXX        $XXX
                                                          clauses: - EV2                                                                                                                                                                                                                *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2000 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
3161027355 XXX       XXX       XXX       3                *** (OPEN) FHA Informed  Consumer Choice Disclosure is missing.: Disclosure: FHA - Informed                                                                                                                       3           *** (OPEN) Missing details of FHA UFMIP (ie. financed vs cash portions).  Testing is incomplete. - EV3                                                                                                                                                                                                                                                                                                                                                                                  D           D           Yes      No        Missing    NY    4/XX/2009    UTD           UTD         XXX        $XXX
                                                          Consumer Choice Disclosure (Government Documents) - EV3                                                                                                                                                                       *** (OPEN) Missing Final HUD-1 No Alternate Fee Source Document (Primary or Second Home): Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3
                                                          *** (OPEN) Missing Document: FHA Case Number Assignment not provided - EV3                                                                                                                                                    *** (OPEN) (Doc Error) Initial GFE not provided - EV2
                                                          *** (OPEN) Missing Document: FHA Mortgage Insurance Certificate not provided - EV3                                                                                                                                            *** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing. - EV2
                                                          *** (OPEN) Missing Document: HUD/VA 92900-A not provided - EV3                                                                                                                                                                *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 04/XX/2009 used as disbursement date for compliance testing. - EV2
                                                          *** (OPEN) Missing Document: Missing Final 1003 - EV1                                                                                                                                                                         *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) FHA Case Number Assignment Date Missing: FHA Case # Assignment Date missing.  Creditor application date used as FHA case # assignment date for purposes of any applicable compliance testing. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2009 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2
3348279954 XXX       XXX       XXX       3                *** (OPEN) Missing Document: Missing Final 1003 - EV1                                                                                                                                                             3           *** (OPEN) Missing Final HUD-1 No Alternate Fee Source Document (Primary or Second Home): Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3                                                                                                                                                                                                                                                   D           D           No       No        Missing    MO    4/XX/2006    Purchase      UTD         XXX        $XXX
                                                                                                                                                                                                                                                                                        *** (OPEN) (Doc Error) Initial GFE not provided - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 04/XX/2006 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2006 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2
3655003781 XXX       XXX       XXX       2                                                                                                                                                                                                                                  2           *** (OPEN) (Doc Error) TIL Error: Final TIL not signed by all required parties - EV2                                                                                                                                                                                                                  *** (OPEN) (Doc Error) TIL Error: Final TIL not signed by all required parties                                                                                                    B           B           Yes      Yes       Final HUD1 MA    10/XX/2006   Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                        *** (OPEN) ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information. - EV2                                                                                                                                      COMMENT: 2025/XX/05: TIL appears to be final but not signed nor initialed by borrower.
                                                                                                                                                                                                                                                                                        *** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2                                                                                                                                               *** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
                                                                                                                                                                                                                                                                                        *** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2                                                                                                                                           COMMENT: 2025/XX/05: TIL in file indicated to be final, expected funding date same as disbursement and/or note date but is
                                                                                                                                                                                                                                                                                        *** (OPEN) Massachusetts Home Loan - Borrower's Interest Tangible Net Benefit Worksheet Not in File: Massachusetts Home Loan: No evidence in loan file of document or worksheet indicating how the lender determined that the home loan is in the borrower's interest. - EV2                          not signed or dated by borrower so cannot confirm that borrower received.
                                                                                                                                                                                                                                                                                        *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: Unable to test Affiliated Business Disclosure due to missing information. - EV2
3578961457 XXX       XXX       XXX       2                                                                                                                                                                                                                                  2           *** (OPEN) Disparity in Occupancy - Not High Cost and Not Higher Priced: The mortgage loan file contains documenting evidence the consumer intends to occupy the subject property as their primary residence. (Compliance testing performed based on the Occupancy Type of Investment). - EV2                                                                                                                                                                                           B           B           No       Yes       Final HUD1 NH    4/XX/2006    Purchase      Investment  XXX        $XXX
                                                                                                                                                                                                                                                                                        *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
3087999858 XXX       XXX       XXX       2                                                                                                                                                                                                                                  2           *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Prepaid Interest From Date from HUD-1 or final closing disclosure of 12/XX/2003 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                          B           B           Yes      Yes       Final HUD1 GA    12/XX/2003   Purchase      Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                        *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
2911736558 XXX       XXX       XXX       2                *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following                                                                                                                     2           *** (OPEN) (Doc Error) Initial GFE not provided - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                   B           B           Yes      Yes       Final HUD1 CA    4/XX/2003    Refinance     Primary     XXX        $XXX
                                                          clauses: - EV2                                                                                                                                                                                                                *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Prepaid Interest From Date from HUD-1 or final closing disclosure of 04/XX/2003 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates. - EV2
3489709736 XXX       XXX       XXX       2                                                                                                                                                                                                                                  2           *** (OPEN) ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2                                                                                                                                                                                                                                                                                                                                                    B           B           Yes      Yes       Final HUD1 IL    11/XX/2003   Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                        *** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
3664753026 XXX       XXX       XXX       2                                                                                                                                                                                                                                  2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2                                                                                                                                                                                                       B           B           Yes      Yes       Final HUD1 TN    1/XX/2004    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                        *** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Tennessee Prepayment Penalty Test: Tennessee Prepayment Penalty: Loan contains prepayment penalty which is not disclosed on the Note in bold language separated from other language by bold dividing lines. - EV2
3247792115 XXX       XXX       XXX       2                *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following                                                                                                                     2           *** (OPEN) ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2                                                                                                                                                                                                                                                                                                                                                    B           B           Yes      Yes       Final HUD1 NJ    4/XX/2003    Refinance     Primary     XXX        $XXX
                                                          clauses: - EV2                                                                                                                                                                                                                *** (OPEN) New Jersey Prepayment Penalty: New Jersey Prepayment Penalty: No prepayment penalties are permissible in the state of New Jersey. Prepay language states prepay will not exceed maximum permitted by applicable law. - EV2
                                                          *** (OPEN) Missing Document: Missing Final 1003 - EV1
3396875882 XXX       XXX       XXX       2                                                                                                                                                                                                                                  2           *** (OPEN) ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information. - EV2                                                                                                                                                                                                                                                                                                                        B           B           Yes      Yes       Final HUD1 PA    2/XX/2003    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                        *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2003 which is 0 months prior to consummation. A lookback was performed to determine this application date. - EV2
3658608182 XXX       XXX       XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV1                                                                                                                                                             2           *** (OPEN) (Doc Error) Initial GFE not provided - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                   B           B           Yes      Yes       Final HUD1 NJ    7/XX/2004    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                        *** (OPEN) ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Prepaid Interest From Date from HUD-1 or final closing disclosure of 07/XX/2004 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Right of Rescission Timing - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements. - EV2
3615387572 XXX       XXX       XXX       2                                                                                                                                                                                                                                  2           *** (OPEN) (Doc Error) Initial GFE not provided - EV2                                                                                                                                                                                                                                                 *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the       B           B           Yes      Yes       Final HUD1 MO    6/XX/2002    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                        *** (OPEN) ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2                                                                                                                                                                  amount of $XXX.
                                                                                                                                                                                                                                                                                        *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2                                                                                                                          COMMENT: 2025/XX/05: Unable to determine under disclosure due to missing Itemization of Amount Financed.
                                                                                                                                                                                                                                                                                        *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Missouri Prepayment Penalty: Missouri Prepayment Penalty: Maximum calculated prepay of $XXX exceeds the state maximum of 2% of the prepaid balance ($XXX).  Prepay language states prepay will not exceed maximum permitted by applicable law. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Missouri Prepayment Penalty ARM: Missouri Prepayment Penalty: A prepayment penalty is not permissible on an adjustable rate loan.  Prepay language states prepay will not exceed maximum permitted by applicable law. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
2795357842 XXX       XXX       XXX       2                                                                                                                                                                                                                                  2           *** (OPEN) (Doc Error) Initial GFE not provided - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                   B           B           Yes      Yes       Final HUD1 MS    10/XX/2004   Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                        *** (OPEN) ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
3286359437 XXX       XXX       XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV1                                                                                                                                                             2           *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Prepaid Interest From Date from HUD-1 or final closing disclosure of 10/XX/2005 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                          B           B           No       Yes       HUD1, not  NY    10/XX/2005   Refinance     Second Home XXX        $XXX
                                                                                                                                                                                                                                                                                        *** (OPEN) Missing Final HUD-1 Alternate Document Used for Fees (Second Home Subject to APL Testing - TILA w/ SOL): Missing Final HUD-1: HUD1, not signed or stamped used for any applicable Federal, State or Local compliance testing. - EV2                                                                                                                                                                                                                                                                                     signed or
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           stamped
3594886817 XXX       XXX       XXX       2                                                                                                                                                                                                                                  2           *** (OPEN) ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information. - EV2                                                                                                                                                                                                                                                                                                                        B           B           Yes      Yes       Final HUD1 MS    1/XX/2001    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                        *** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Prepaid Interest From Date from HUD-1 or final closing disclosure of 01/XX/2001 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2000 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Mississippi Prepayment Penalty: Mississippi Prepayment Penalty: Maximum penalty allowed per state is 5%, 4%, 3%, 2%, 1% [in Years 1-5]. Loan contracts for prepay percentages of 5.87500%, 5.87500%,    which exceeds the max allowable. Prepay language states prepay will not exceed maximum permitted by applicable law. - EV2
2933457102 XXX       XXX       XXX       3                *** (OPEN) Missing Document: Missing Final 1003 - EV1                                                                                                                                                             3           *** (OPEN) Missing Final HUD-1 No Alternate Fee Source Document (Primary or Second Home): Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3                                                                                                                                                                                                                                                   D           D           Yes      No        Missing    MI    4/XX/2004    Refinance     UTD         XXX        $XXX
                                                                                                                                                                                                                                                                                        *** (OPEN) (Doc Error) Initial GFE not provided - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 04/XX/2004 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Michigan Consumer Caution and Home Ownership Counseling Notice Not Provided: Michigan Consumer Mortgage Protection Act:  Consumer Caution and Home Ownership Counseling Notice not provided to borrower. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Michigan Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided): Michigan Consumer Mortgage Protection Act:  Borrower Bill of Rights disclosure not provided to borrower. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Michigan Consumer Mortgage Protection Act (Counseling Agencies List): Michigan Consumer Mortgage Protection Act:  List of HUD-approved credit counseling agencies not provided to borrower. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Michigan Prepayment Penalty: Michigan Prepayment Penalty: Maximum calculated prepay of $XXX exceeds the state maximum for first lien loans of 1% of the prepaid balance ($XXX).  Prepay language states prepay will not exceed maximum permitted by applicable law. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2004 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2
3182960297 XXX       XXX       XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV1                                                                                                                                                             2           *** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi (Circuit 2, 5, 7, 8, 9, 10 or DC): Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. (H-8 Form was used and property is in the 2 nd, 5 th, 7 th, 8 th, 9 th,   *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the       B           B           Yes      Yes       Final HUD1 NY    4/XX/1996    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                        10 th, or District of Columbia) - EV2                                                                                                                                                                                                                                                                 amount of $XXX.
                                                                                                                                                                                                                                                                                        *** (OPEN) ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2                                                                                                                             COMMENT: 2025/XX/05: Under disclosure due to lender disclosed TIL utilizing an index lower than available within lookback. Lowest index within lookback is 5.08%.
                                                                                                                                                                                                                                                                                        *** (OPEN) CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Prepaid Interest From Date from HUD-1 or final closing disclosure of 04/XX/1996 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2
3567885891 XXX       XXX       XXX       2                *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following                                                                                                                     2           *** (OPEN) (Doc Error) TIL Error: Borrower signature not dated. - EV2                                                                                                                                                                                                                                                                                                                                                                                                                   B           B           Yes      Yes       Final HUD1 NY    2/XX/2007    Refinance     UTD         XXX        $XXX
                                                          clauses: - EV2                                                                                                                                                                                                                *** (OPEN) (Doc Error) TIL Error: Final TIL not signed by all required parties - EV2
                                                          *** (OPEN) Missing Document: Missing Final 1003 - EV1                                                                                                                                                                         *** (OPEN) ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 02/XX/2007 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 02/XX/2007, prior to three (3) business days from transaction date of 02/XX/2007. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2
3023190769 XXX       XXX       XXX       2                *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following                                                                                                                     2           *** (OPEN) ARM Disclosure Compliant Test: TIL variable rate disclosure: ARM loan program disclosure does not match terms of loan. - EV2                                                                                                                                                                                                                                                                                                                                                 B           B           Yes      Yes       Final HUD1 NY    3/XX/2003    Refinance     Primary     XXX        $XXX
                                                          clauses: - EV2
3648080647 XXX       XXX       XXX       3                                                                                                                                                                                                                                  3           *** (OPEN) Missing Final HUD-1 Alternate Document Used for Fees (Primary): Missing Final HUD-1: HUD1, not signed or stamped used for any applicable Federal, State or Local compliance testing. - EV3                                                                                                 *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the       D           D           Yes      Yes       HUD1, not  NY    5/XX/2008    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                        *** (OPEN) (Doc Error) TIL Error: Final TIL not signed by all required parties - EV2                                                                                                                                                                                                                  amount of $XXX.                                                                                                                                                                                                              signed or
                                                                                                                                                                                                                                                                                        *** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2                                                                                                                                                                             COMMENT: 2025/XX/05: Unable to determine under disclosure due to missing itemization of amount financed.                                                                                                                     stamped
                                                                                                                                                                                                                                                                                        *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2                                                                                                     *** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
                                                                                                                                                                                                                                                                                        *** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2                                                                                                                                           COMMENT: 2025/XX/05: TIL in file indicated to be final, expected funding date same as disbursement and/or note date but is not signed or dated by borrower so cannot confirm that
                                                                                                                                                                                                                                                                                        *** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2                                                                                         borrower received.
                                                                                                                                                                                                                                                                                        *** (OPEN) Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements. - EV2
3663244491 XXX       XXX       XXX       2                *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following                                                                                                                     2           *** (OPEN) (Doc Error) Initial GFE not provided - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                   B           B           Yes      Yes       Final HUD1 NY    2/XX/2005    Refinance     UTD         XXX        $XXX
                                                          clauses: - EV2                                                                                                                                                                                                                *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 02/XX/2005 used as disbursement date for compliance testing. - EV2
                                                          *** (OPEN) Missing Document: Missing Final 1003 - EV1                                                                                                                                                                         *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2
3377444742 XXX       XXX       XXX       2                                                                                                                                                                                                                                  2           *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Prepaid Interest From Date from HUD-1 or final closing disclosure of 06/XX/2007 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                          B           B           No       Yes       Final HUD1 TN    6/XX/2007    Purchase      Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                        *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Tennessee Prepayment Penalty Test: Tennessee Prepayment Penalty: Loan contains prepayment penalty which is not disclosed on the Note in bold language separated from other language by bold dividing lines. - EV2
2926653058 XXX       XXX       XXX       2                                                                                                                                                                                                                                  2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2004 which is 0 months prior to consummation. A lookback was performed to determine this application date. - EV2                                                                                                                                                                                                       B           B           Yes      Yes       Final HUD1 NC    9/XX/2004    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                        *** (OPEN) North Carolina First Lien Late Charge Percent Testing: North Carolina Late Charge: Note late charge percent of 5.00000% exceeds the state maximum of 4%. - EV2
3584804289 XXX       XXX       XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV1                                                                                                                                                             2           *** (OPEN) (Doc Error) Initial GFE not provided - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                   B           B           Yes      Yes       Final HUD1 CT    7/XX/2004    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                        *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
2882645831 XXX       XXX       XXX       3                                                                                                                                                                                                                                  3           *** (OPEN) Missing Final HUD-1 No Alternate Fee Source Document (Primary or Second Home): Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3                                                                                                                                                                                                                                                   D           D           Yes      No        Missing    LA    7/XX/2004    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                        *** (OPEN) (Doc Error) Initial GFE not provided - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 07/XX/2004 used as disbursement date for compliance testing. - EV2
2899048028 XXX       XXX       XXX       2                                                                                                                                                                                                                                  2           *** (OPEN) Michigan Consumer Caution and Home Ownership Counseling Notice Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2                                                                                                                                                                                                                                                                              B           B           Yes      Yes       Final HUD1 MI    6/XX/2007    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                        *** (OPEN) Michigan Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided Timely): Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Michigan Consumer Mortgage Protection Act (Counseling Agencies List Timing): Michigan Consumer Mortgage Protection Act:  List of HUD-approved credit counseling agencies not provided to borrower at the time of application. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
3203367313 XXX       XXX       XXX       2                *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following                                                                                                                     2           *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Prepaid Interest From Date from HUD-1 or final closing disclosure of 03/XX/2005 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                          B           B           Yes      Yes       Final HUD1 NY    3/XX/2005    Refinance     Primary     XXX        $XXX
                                                          clauses: - EV2                                                                                                                                                                                                                *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2005 which is 0 months prior to consummation. A lookback was performed to determine this application date. - EV2
2807091461 XXX       XXX       XXX       2                                                                                                                                                                                                                                  2           *** (OPEN) ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information. - EV2                                                                                                                                                                                                                                                                                                                        B           B           Yes      Yes       Final HUD1 NY    3/XX/2004    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                        *** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Prepaid Interest From Date from HUD-1 or final closing disclosure of 03/XX/2004 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
3790019953 XXX       XXX       XXX       2                                                                                                                                                                                                                                  2           *** (OPEN) (Doc Error) Initial GFE not provided - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                   B           B           Yes      Yes       Final HUD1 PA    5/XX/2004    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                        *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
2894744135 XXX       XXX       XXX       2                                                                                                                                                                                                                                  2           *** (OPEN) ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information. - EV2                                                                                                                                                                                                                                                                                                                        B           B           Yes      Yes       Final HUD1 NY    1/XX/2004    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                        *** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Prepaid Interest From Date from HUD-1 or final closing disclosure of 01/XX/2004 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
3443579252 XXX       XXX       XXX       2                                                                                                                                                                                                                                  2           *** (OPEN) ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information. - EV2                                                                                                                                                                                                                                                                                                                        B           B           Yes      Yes       Final HUD1 FL    4/XX/2004    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                        *** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Prepaid Interest From Date from HUD-1 or final closing disclosure of 04/XX/2004 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
3318410414 XXX       XXX       XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV1                                                                                                                                                             2           *** (OPEN) (Doc Error) Initial GFE not provided - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                   B           B           Yes      Yes       Final HUD1 MI    4/XX/2004    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                        *** (OPEN) ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Prepaid Interest From Date from HUD-1 or final closing disclosure of 04/XX/2004 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Michigan Consumer Caution and Home Ownership Counseling Notice Not Provided: Michigan Consumer Mortgage Protection Act:  Consumer Caution and Home Ownership Counseling Notice not provided to borrower. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Michigan Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided): Michigan Consumer Mortgage Protection Act:  Borrower Bill of Rights disclosure not provided to borrower. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Michigan Consumer Mortgage Protection Act (Counseling Agencies List): Michigan Consumer Mortgage Protection Act:  List of HUD-approved credit counseling agencies not provided to borrower. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
2815010114 XXX       XXX       XXX       2                                                                                                                                                                                                                                  2           *** (OPEN) (Doc Error) Initial GFE not provided - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                   B           B           Yes      Yes       Final HUD1 CT    9/XX/2004    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                        *** (OPEN) ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Connecticut Prepayment Penalty Test: Connecticut Prepayment Penalty: A prepayment penalty is not permissible under the Mortgage Lenders, Correspondent Lenders, Brokers and Loan Originators Act.  Prepay language states prepay will not exceed maximum permitted by applicable law. -
                                                                                                                                                                                                                                                                                        EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Prepaid Interest From Date from HUD-1 or final closing disclosure of 09/XX/2004 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
3770805493 XXX       XXX       XXX       2                                                                                                                                                                                                                                  2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2                                                                                                                                                                                                       B           B           Yes      Yes       Final HUD1 FL    3/XX/2004    Refinance     Primary     XXX        $XXX
2763405660 XXX       XXX       XXX       2                                                                                                                                                                                                                                  2           *** (OPEN) ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information. - EV2                                                                                                                                      *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the       B           B           Yes      Yes       Final HUD1 MI    8/XX/2003    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                        *** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2                                                                                                                                               amount of $XXX.
                                                                                                                                                                                                                                                                                        *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2                                                                                                     COMMENT: 2025/XX/05: Unable to determine under disclosure due to missing itemization of amount financed.
                                                                                                                                                                                                                                                                                        *** (OPEN) Michigan Consumer Caution and Home Ownership Counseling Notice Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Michigan Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided Timely): Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Michigan Consumer Mortgage Protection Act (Counseling Agencies List): Michigan Consumer Mortgage Protection Act:  List of HUD-approved credit counseling agencies not provided to borrower. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
2878045708 XXX       XXX       XXX       2                                                                                                                                                                                                                                  2           *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Prepaid Interest From Date from HUD-1 or final closing disclosure of 03/XX/2004 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                          B           B           Yes      Yes       Final HUD1 CA    3/XX/2004    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                        *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
3239272726 XXX       XXX       XXX       2                                                                                                                                                                                                                                  2           *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Prepaid Interest From Date from HUD-1 or final closing disclosure of 06/XX/2003 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                          B           B           No       Yes       Final HUD1 KY    6/XX/2003    Refinance     Investment  XXX        $XXX
                                                                                                                                                                                                                                                                                        *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2003 which is 0 months prior to consummation. A lookback was performed to determine this application date. - EV2
2962113260 XXX       XXX       XXX       3                *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following                                                                                                                     3           *** (OPEN) (TX50(a)(6)) Texas Cash-out Loan  (Acknowledgment of Fair Market Value Disclosure Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive written "Acknowledgment of the Fair Market Value" of homestead property securing loan. - EV3                                                                                                                                                                                                                  D           D           Yes      No        Missing    TX    3/XX/2005    Refinance     Primary     XXX        $XXX
                                                          clauses: - EV2                                                                                                                                                                                                                *** (OPEN) (TX50(a)(6)) Texas Cash-out Loan  (Itemization of Points and Fees Not Provided): Texas Constitution Section 50(a)(6): Final Itemized disclosure of fees, points, costs and charges not provided to borrower at least one (1) business day prior to closing. - EV3
                                                                                                                                                                                                                                                                                        *** (OPEN) (TX50(a)(6)) Texas Cash-out Loan  (Rescission Period): Texas Constitution Section 50(a)(6): Notice of Right to Rescind Not Provided to All Owners/Owners' Spouse - EV3
                                                                                                                                                                                                                                                                                        *** (OPEN) Missing Final HUD-1 No Alternate Fee Source Document (Primary or Second Home): Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3
                                                                                                                                                                                                                                                                                        *** (OPEN) (Doc Error) Initial GFE not provided - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) (TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal): Texas Constitution Section 50(a)(6): The lender/Assignee cannot conclusively rely on the Value on
                                                                                                                                                                                                                                                                                        Acknowledgement of Fair Market Value.  Test performed using stated value or other valuation method in file other than appraisal. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 03/XX/2005 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
3799539169 XXX       XXX       XXX       3                                                                                                                                                                                                                                  3           *** (OPEN) Missing Final HUD-1 Alternate Document Used for Fees (Primary): Missing Final HUD-1: HUD1, not signed or stamped used for any applicable Federal, State or Local compliance testing. - EV3                                                                                                                                                                                                                                                                                   D           D           Yes      Yes       HUD1, not  CA    5/XX/2005    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                        *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2005 which is 0 months prior to consummation. A lookback was performed to determine this application date. - EV2                                                                                                                                                                                                                                                  signed or
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           stamped
3438172941 XXX       XXX       XXX       3                                                                                                                                                                                                                                  3           *** (OPEN) (Missing Doc) Incomplete loan images/file - EV3                                                                                                                                                                                                                                            *** (OPEN) (Missing Doc) Incomplete loan images/file                                                                                                                              D           D                    No
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              COMMENT: 2025/XX/05: Missing Note HUD and TIL to complete compliance testing.
3803541252 XXX       XXX       XXX       2                *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following                                                                                                                     2           *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 12/XX/2006 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                                                            B           B           Yes      Yes       Final HUD1 WI    12/XX/2006   Refinance     UTD         XXX        $XXX
                                                          clauses: - EV2                                                                                                                                                                                                                *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                          *** (OPEN) Missing Document: Missing Final 1003 - EV1                                                                                                                                                                         *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 12/XX/2006, prior to three (3) business days from transaction date of 12/XX/2006. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Wisconsin Prepayment Penalty: Wisconsin Prepayment Penalty: Maximum prepay  allowed per state is 60 days interest calculated on 80% of the original loan amount ($XXX).  Loan contracts for maximum calculated prepay of $XXX, which exceeds max allowable.  Prepay language states prepay will not exceed maximum permitted by applicable law. - EV2
3683724901 XXX       XXX       XXX       3                *** (OPEN) Missing Document: Missing Final 1003 - EV1                                                                                                                                                             3           *** (OPEN) Missing Final HUD-1 Alternate Document Used for Fees (Primary): Missing Final HUD-1: HUD1, not signed or stamped used for any applicable Federal, State or Local compliance testing. - EV3                                                                                                                                                                                                                                                                                   D           D           Yes      Yes       HUD1, not  WA    3/XX/2006    Refinance     UTD         XXX        $XXX
                                                                                                                                                                                                                                                                                        *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 03/XX/2006 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                                                                                                       signed or
                                                                                                                                                                                                                                                                                        *** (OPEN) Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates. - EV2                                                                                                                                                                                                                                                                                                                                                                                                stamped
                                                                                                                                                                                                                                                                                        *** (OPEN) Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinance by a creditor that is not considered the original creditor. The H-9 form was used, the H-8 form should have been used. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 03/XX/2006, prior to three (3) business days from transaction date of 03/XX/2006. - EV2
                                                                                                                                                                                                                                                                                        *** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2
3000261372 XXX       XXX       XXX       3        3       *** (OPEN) E-sign Consent Agreement is missing.: Disclosure: E-Sign Consent Agreement - EV3       *** (OPEN) E-sign Consent Agreement is missing.: Disclosure: E-Sign Consent Agreement                           2           *** (OPEN) TRID Final Closing Disclosure Property Taxes Included In Escrow: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on 05/XX/2016 incorrectly disclosed whether property taxes are included in escrow. (Final/05/XX/2016) - EV2                      *** (OPEN) TRID Final Closing Disclosure Property Taxes Included In Escrow: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on           B           B           Yes      No                   NJ    6/XX/2016    Refinance     Primary     XXX        $XXX                  Temporary    Temporary
                                                          *** (OPEN) FEMA Disaster Issue: Property is located in a FEMA Disaster area and has not been      COMMENT: 2025/XX/04: E-sign Consent Agreement is missing.                                                                   *** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7200) - EV2 05/XX/2016 incorrectly disclosed whether property taxes are included in escrow. (Final/05/XX/2016)                                                                                                                                                                                                                    SHQM         SHQM
                                                          inspected. - EV3                                                                                  *** (OPEN) FEMA Disaster Issue: Property is located in a FEMA Disaster area and has not been inspected.                                                                                                                                                                                                                                                                                                                           COMMENT: 2025/XX/04: Final Closing Disclosure provided on 05/XX/2016 Box is not checked for Property Taxes Included in Escrow.                                                                                                                                                                                        (GSE/Agency  (GSE/Agency
                                                                                                                                                            COMMENT: 2025/XX/04: There was a FEMA Disaster Declaration dated XX/XX/XXXX. The subject property is located in                                                                                                                                                                                                                                                                                                                   *** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount                                                                                                                                            Eligible)    Eligible)
                                                                                                                                                            a FEMA Disaster area. A BPO Inspection dated XX/XX/XXXX is in file.                                                                                                                                                                                                                                                                                                                                                               Points.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7200)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              COMMENT: 2025/XX/04: Loan Discount Points increased from $XXX to $XXX, an increase of $XXX, without a valid Changed Circumstance document in file. No cure provided.
3408524589 XXX       XXX       XXX       2        2       *** (WAIVED) ARM Error: Margin was not provided - EV2                                             *** (WAIVED) ARM Error: Margin was not provided                                                                 2           *** (CURED) TRID Final Closing Disclosure Assumption: TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on 07/XX/2017 incorrectly disclosed whether the loan allows for Assumption. (Final/07/XX/2017) - EV2                                                     *** (CURED) TRID Final Closing Disclosure Negative Fees: TRID-RESPA Integrated Disclosure - Final Closing Disclosure provided on 07/XX/2017 disclosed a negative fee amount.      B           B           Yes      No                   FL    7/XX/2017    Refinance     Primary     XXX        $XXX                  Non QM       Non QM
                                                          *** (WAIVED) Guideline Requirement: PITIA reserves months discrepancy. - EV2                      COMMENT: 2017/XX/04: The 3.75% margin is less than 5% per guidelines.                                                       *** (CURED) TRID Final Closing Disclosure Negative Fees: TRID-RESPA Integrated Disclosure - Final Closing Disclosure provided on 07/XX/2017 disclosed a negative fee amount. (Final/07/XX/2017) - EV2                                                                                                 (Final/07/XX/2017)
                                                          *** (CLEARED) Aged document: Asset Account date is more than 90 days prior to the note.:          *** (WAIVED) Guideline Requirement: PITIA reserves months discrepancy.                                                      *** (CLEARED) CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application. - EV1                                                                                  COMMENT: 2017/XX/11: Section H LIne 03.  Discounts / credits should not be disclosed as a negative number but should be disclosed as a positive amount in the "paid by others"
                                                          Financial Institution: XXX // Account Type: Checking / Account Number: XXX - EV1                  COMMENT: 2017/XX/04: Borrower must qualify with expanded ratio requirements; an initial 1003 in file reflects               *** (CLEARED) TRID Loan Estimate Esign Consent Agreement Timing: ESIGN Act - Loan Estimate provided on 07/XX/2017 was electronically provided prior to borrower's consent to receive electronic disclosures. (Interim/07/XX/2017) - EV1                                                               column.
                                                          *** (CLEARED) Credit Exception: - EV1                                                             income of $XXX which is less than $XXX used by the lender.   Expanded ratios require 12 months PITIA reserves.              *** (CLEARED) TRID Loan Estimate Esign Consent Agreement Timing: ESIGN Act - Loan Estimate provided on 03/XX/2017 was electronically provided prior to borrower's consent to receive electronic disclosures. (Initial/03/XX/2017) - EV1
                                                          *** (CLEARED) FEMA Disaster Issue: The subject property is located in a FEMA disaster that does   *** (CLEARED) Aged document: Asset Account date is more than 90 days prior to the note.: Financial Institution:
                                                          not have a declared end date. - EV1                                                               XXX // Account Type: Checking / Account Number: XXX
                                                          *** (CLEARED) Missing Document: Verification of Rent (VOR) / Verification of Mortgage (VOM) not   COMMENT: 2017/XX/12: Asset / income statements expired 6/XX/17.
                                                          provided - EV1                                                                                    *** (CLEARED) Credit Exception:
                                                          *** (CLEARED) No evidence of fraud report in file: Credit Report: Original // Borrower: XXX - EV1 COMMENT: 2017/XX/11: Self-employed borrower.  Missing independent verification of the business verified through a disinterested third party within 10 calendar days of closing.  The internet printout attached to the VVOE form is not dated.
                                                                                                                                                            *** (CLEARED) Missing Document: Verification of Rent (VOR) / Verification of Mortgage (VOM) not provided
                                                                                                                                                            COMMENT: 2017/XX/29: Private mortgage.  Missing evidence of January thru May, 2017 (canceled check for June,
                                                                                                                                                            2017 in file) interest only payments as spelled out in the mortgage note dated 6/XX/16.
3479962200 XXX       XXX       XXX       2        2       *** (WAIVED) Credit Exception: - EV2                                                              *** (WAIVED) Credit Exception:                                                                                  2           *** (WAIVED) TRID Seller Closing Disclosure: TILA-RESPA Integrated Disclosure:  Seller Closing Disclosure not located in the file. (Final/08/XX/2017) - EV2                                                                                                                                           *** (WAIVED) TRID Seller Closing Disclosure: TILA-RESPA Integrated Disclosure:  Seller Closing Disclosure not located in the file. (Final/08/XX/2017)                             B           B           Yes      No                   PA    8/XX/2017    Purchase      Primary     XXX        $XXX                  Non QM       Non QM
                                                          *** (CLEARED) Income Docs Missing:: Borrower: XXX - EV1                                           COMMENT: 2017/XX/08: 13 NSFs on borrower's business statements > 3 max allowed per guidelines.                              *** (WAIVED) Federal HPML 2014 Compliant: Federal Higher-Priced Mortgage Loan: APR on subject loan of 7.88360% or Final Disclosure APR of 7.89500% is in excess of allowable threshold of APOR 3.98% + 2.5%, or 6.48000%.  Compliant Higher Priced Mortgage Loan. - EV1                               COMMENT: 2017/XX/07: Seller Closing Disclosure not located in the file.
                                                          *** (CLEARED) Miscellaneous Credit (Non-Material): - EV1                                          *** (CLEARED) Income Docs Missing:: Borrower: XXX                                                                                                                                                                                                                                                                                                                                                                                 *** (WAIVED) Federal HPML 2014 Compliant: Federal Higher-Priced Mortgage Loan: APR on subject loan of 7.88360% or Final Disclosure APR of 7.89500% is in excess of allowable
                                                                                                                                                            COMMENT: 2017/XX/11: Self-employed borrower.  Missing independent verification of the business verified through                                                                                                                                                                                                                                                                                                                   threshold of APOR 3.98% + 2.5%, or 6.48000%.  Compliant Higher Priced Mortgage Loan.
                                                                                                                                                            a disinterested third party (CPA, regulatory agency, licensing bureau or verification of a phone and address                                                                                                                                                                                                                                                                                                                      COMMENT: 2017/XX/07: Loan is Higher Priced Mortgage Loan
                                                                                                                                                            listing using the internet) within 10 calendar days of closing.
                                                                                                                                                            *** (CLEARED) Miscellaneous Credit (Non-Material):
                                                                                                                                                            COMMENT: 2017/XX/11: Missing gap report / credit refresh dated within 10 days of closing.
3356979040 XXX       XXX       XXX       2        1       *** (CLEARED) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the     *** (CLEARED) Income Docs Missing:: Borrower: XXX                                                               2           *** (WAIVED) TRID Final Closing Disclosure Assumption: TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on 09/XX/2017 incorrectly disclosed whether the loan allows for Assumption. (Final/09/XX/2017) - EV2                                                    *** (WAIVED) TRID Final Closing Disclosure Assumption: TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on 09/XX/2017 incorrectly disclosed B           B           Yes      No                   FL    10/XX/2017   Purchase      Primary     XXX        $XXX                  Non QM       Non QM
                                                          most recent FEMA disaster. - EV1                                                                  COMMENT: 2017/XX/20: Self-employed borrower.  Missing independent verification of the business verified through             *** (WAIVED) TRID Final Closing Disclosure Assumption: TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on 10/XX/2017 incorrectly disclosed whether the loan allows for Assumption. (Final/10/XX/2017) - EV2                                                    whether the loan allows for Assumption. (Final/09/XX/2017)
                                                          *** (CLEARED) Income Docs Missing:: Borrower: XXX - EV1                                           a disinterested third party (CPA, regulatory agency, licensing bureau or verification of a phone and address                *** (WAIVED) Federal HPML 2014 Compliant: Federal Higher-Priced Mortgage Loan: APR on subject loan of 6.40520% or Final Disclosure APR of 6.41500% is in excess of allowable threshold of APOR 3.72% + 2.5%, or 6.22000%.  Compliant Higher Priced Mortgage Loan. - EV1                               COMMENT: 2018/XX/03: ADDED 01XX2018 following additional testing of CD determined to be Final.
                                                                                                                                                            listing using the internet) within 10 calendar days of closing.                                                             *** (CLEARED) Notice of Special Flood Hazard Disclosure Not Provided Timely: FDPA Notification Rule: Creditor did not provide a Notice of Special Flood Hazard Disclosure within a reasonable time prior to closing. - EV1                                                                            *** (WAIVED) TRID Final Closing Disclosure Assumption: TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on 10/XX/2017 incorrectly disclosed
                                                                                                                                                                                                                                                                                        *** (CLEARED) Possible Federal Loan Originator Compensation - LO Comp Disclosure Not Provided: Unable to determine from evidence in the loan file if compensation was based on a term of the transaction.: Loan Originator Compensation (Dodd-Frank 2014) - Loan Originator Compensation disclosure   whether the loan allows for Assumption. (Final/10/XX/2017)
                                                                                                                                                                                                                                                                                        not provided: Unable to determine from evidence in the loan file if compensation was based on a term of the transaction. - EV1                                                                                                                                                                        COMMENT: 2017/XX/01: Note is assumable and Closing Disclosure reflects loan is not assumable.
                                                                                                                                                                                                                                                                                        *** (CLEARED) RESPA -  Initial Escrow Account statement Inaccurate: RESPA: Initial escrow account statement does not match charges on HUD-1/Final Closing Disclosure. - EV1                                                                                                                           *** (CLEARED) Notice of Special Flood Hazard Disclosure Not Provided Timely: FDPA Notification Rule: Creditor did not provide a Notice of Special Flood Hazard Disclosure within
                                                                                                                                                                                                                                                                                        *** (CLEARED) TRID Final Closing Disclosure Closing Date: TILA-RESPA Integrated Disclosure - General Information: Final Closing Disclosure provided on 10/XX/2017 disclosed a Closing Date that did not match the actual date of consummation. (Final/10/XX/2017) - EV1                               a reasonable time prior to closing.
                                                                                                                                                                                                                                                                                        *** (CLEARED) TRID Final Closing Disclosure Estimated Escrow Payment: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on 10/XX/2017 disclosed an escrow payment for payment stream 4 that does not match the actual payment for the loan. (ProjSeq:4/304096) COMMENT: 2017/XX/26: The flood cert is dated 8/XX/17.  The earliest Notice of Special Flood Hazard Disclosure in file is dated 10/XX/17.
                                                                                                                                                                                                                                                                                        - EV1                                                                                                                                                                                                                                                                                                 *** (CLEARED) RESPA -  Initial Escrow Account statement Inaccurate: RESPA: Initial escrow account statement does not match charges on HUD-1/Final Closing Disclosure.
                                                                                                                                                                                                                                                                                        *** (CLEARED) TRID Final Closing Disclosure Estimated Escrow Payment: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on 10/XX/2017 disclosed an escrow payment for payment stream 3 that does not match the actual payment for the loan. (ProjSeq:3/304095) COMMENT: 2018/XX/02: The CD reflects $XXX whereas the initial escrow statement reflects $XXX.
                                                                                                                                                                                                                                                                                        - EV1                                                                                                                                                                                                                                                                                                 *** (CLEARED) TRID Final Closing Disclosure Closing Date: TILA-RESPA Integrated Disclosure - General Information: Final Closing Disclosure provided on 10/XX/2017 disclosed a
                                                                                                                                                                                                                                                                                        *** (CLEARED) TRID Final Closing Disclosure Estimated Escrow Payment: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on 10/XX/2017 disclosed an escrow payment for payment stream 2 that does not match the actual payment for the loan. (ProjSeq:2/304094) Closing Date that did not match the actual date of consummation. (Final/10/XX/2017)
                                                                                                                                                                                                                                                                                        - EV1                                                                                                                                                                                                                                                                                                 COMMENT: 2018/XX/02: The CD reflects 9/XX/17 whereas the notary date on the security instrument is 10/XX/17.
                                                                                                                                                                                                                                                                                        *** (CLEARED) TRID Final Closing Disclosure Estimated Escrow Payment: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on 10/XX/2017 disclosed an escrow payment for payment stream 1 that does not match the actual payment for the loan. (ProjSeq:1/304093) *** (CLEARED) TRID Final Closing Disclosure Estimated Escrow Payment: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on 10/XX/2017
                                                                                                                                                                                                                                                                                        - EV1                                                                                                                                                                                                                                                                                                 disclosed an escrow payment for payment stream 4 that does not match the actual payment for the loan. (ProjSeq:4/304096)
                                                                                                                                                                                                                                                                                        *** (CLEARED) TRID Final Closing Disclosure Estimated Total Minimum Payment Adjustable Rate: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on 10/XX/2017 disclosed an Estimated Total Monthly Payment for payment stream 1 that does not match the actual  COMMENT: 2018/XX/02: The CD reflects property taxes of $XXX.  The property is new construction; per guidelines taxes should be calculated at 1.5% of the purchase price or $XXX /
                                                                                                                                                                                                                                                                                        total payment for the loan. (ProjSeq:1/304093) - EV1                                                                                                                                                                                                                                                  12 = $XXX.
                                                                                                                                                                                                                                                                                        *** (CLEARED) TRID Final Closing Disclosure Finance Charge: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on 09/XX/2017 disclosed a Finance Charge that does not match the actual finance charge for the loan. (Final/09/XX/2017) - EV1                     *** (CLEARED) TRID Final Closing Disclosure Estimated Escrow Payment: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on 10/XX/2017
                                                                                                                                                                                                                                                                                        *** (CLEARED) TRID Final Closing Disclosure No Seller Paid Fees Primary Residence First Lien: TRID Final Closing Disclosure 10/XX/2017 on a first lien purchase transaction did not disclose any Seller paid fees/charges on page 2. (Points and Fees testing limited to Borrower paid fees.)         disclosed an escrow payment for payment stream 3 that does not match the actual payment for the loan. (ProjSeq:3/304095)
                                                                                                                                                                                                                                                                                        (Final/10/XX/2017) - EV1                                                                                                                                                                                                                                                                              COMMENT: 2018/XX/02: The CD reflects property taxes of $XXX.  The property is new construction; per guidelines taxes should be calculated at 1.5% of the purchase price or $XXX /
                                                                                                                                                                                                                                                                                        *** (WAIVED) TRID Seller Closing Disclosure Fees Lesser than Final Closing Disclosure Seller Paid Fees: TILA-RESPA Integrated Disclosure:  Fees disclosed on the Seller's Closing Disclosure are less than the Seller Paid fees disclosed on the Consumer's Final Closing Disclosure.                 12 = $XXX.
                                                                                                                                                                                                                                                                                        (Final/09/XX/2017) - EV1                                                                                                                                                                                                                                                                              *** (CLEARED) TRID Final Closing Disclosure Estimated Escrow Payment: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on 10/XX/2017 disclosed an escrow payment for payment stream 2 that does not match the actual payment for the loan. (ProjSeq:2/304094)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              COMMENT: 2018/XX/02: The CD reflects property taxes of $XXX.  The property is new construction; per guidelines taxes should be calculated at 1.5% of the purchase price or $XXX /
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              12 = $XXX.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              *** (CLEARED) TRID Final Closing Disclosure Estimated Escrow Payment: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on 10/XX/2017 disclosed an escrow payment for payment stream 1 that does not match the actual payment for the loan. (ProjSeq:1/304093)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              COMMENT: 2018/XX/02: The CD reflects property taxes of $XXX.  The property is new construction; per guidelines taxes should be calculated at 1.5% of the purchase price or $XXX /
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              12 = $XXX.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              *** (CLEARED) TRID Final Closing Disclosure Estimated Total Minimum Payment Adjustable Rate: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              provided on 10/XX/2017 disclosed an Estimated Total Monthly Payment for payment stream 1 that does not match the actual total payment for the loan. (ProjSeq:1/304093)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              COMMENT: 2018/XX/02: The CD reflects property taxes of $XXX.  The property is new construction; per guidelines taxes should be calculated at 1.5% of the purchase price or $XXX /
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              12 = $XXX.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              *** (CLEARED) TRID Final Closing Disclosure Finance Charge: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on 09/XX/2017 disclosed a
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              Finance Charge that does not match the actual finance charge for the loan. (Final/09/XX/2017)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              COMMENT: 2018/XX/02: ADDED 01XX2018 following additional testing of CD determined to be Final. Finance charges disclosed to the borrower were under disclosed by 150.00. Cure to borrower in the amount of 150.00, copy of check, LOE, proof of delivery and corrected PCCD required.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              *** (CLEARED) TRID Final Closing Disclosure No Seller Paid Fees Primary Residence First Lien: TRID Final Closing Disclosure 10/XX/2017 on a first lien purchase transaction did not disclose any Seller paid fees/charges on page 2. (Points and Fees testing limited to Borrower paid fees.) (Final/10/XX/2017)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              COMMENT: 2017/XX/20: Missing the seller's CD.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              *** (WAIVED) TRID Seller Closing Disclosure Fees Lesser than Final Closing Disclosure Seller Paid Fees: TILA-RESPA Integrated Disclosure:  Fees disclosed on the Seller's Closing
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              Disclosure are less than the Seller Paid fees disclosed on the Consumer's Final Closing Disclosure. (Final/09/XX/2017)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              COMMENT: 2018/XX/03: ADDED 01XX2018 following additional testing of CD determined to be Final.
3572564233 XXX       XXX       XXX       1        1       *** (CLEARED) Subject Property ineligible per guidelines: Subject property does not have the      *** (CLEARED) Subject Property ineligible per guidelines: Subject property does not have the following          1                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                   A           A           No       No                   FL    9/XX/2018    Refinance     Investment  XXX        $XXX                  N/A          N/A
                                                          following utilities:: Valuation Type: Appraisal / Valuation Report Date: 08/XX/2018 - EV1         utilities:: Valuation Type: Appraisal / Valuation Report Date: 08/XX/2018
                                                          *** (CLEARED) Valuation Error: APN Number not provided.: Valuation Type: Appraisal / Valuation    COMMENT: 2018/XX/09: Missing page one of the appraisal showing APN number
                                                          Report Date: 08/XX/2018 - EV1                                                                     *** (CLEARED) Valuation Error: APN Number not provided.: Valuation Type: Appraisal / Valuation Report Date:
                                                          *** (CLEARED) Valuation Error: Neighborhood location not provided.: Valuation Type: Appraisal /   08/XX/2018
                                                          Valuation Report Date: 08/XX/2018 - EV1                                                           COMMENT: 2018/XX/09: Missing page one of the appraisal showing APN number
                                                                                                                                                            *** (CLEARED) Valuation Error: Neighborhood location not provided.: Valuation Type: Appraisal / Valuation
                                                                                                                                                            Report Date: 08/XX/2018
                                                                                                                                                            COMMENT: 2018/XX/09: Appraisal report is incomplete, missing first page to verify.